UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00558
The Hartford Mutual Funds II, Inc.
(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087
(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire
Hartford Funds Management Company, LLC
690 Lee Road
Wayne, Pennsylvania 19087
(Name and Address of Agent for Service)

Copy to:
John V. O’Hanlon, Esquire
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, Massachusetts 02110-2605
Registrant's telephone number, including area code:
(610) 386-4068
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders.
(a)

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class A/HGOAX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$52	1.07%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class C/HGOCX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$91	1.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class I/HGOIX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$41	0.84%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class R3/HGORX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.44%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGORX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class R4/HGOSX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$55	1.13%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class R5/HGOTX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.84%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class R6/HGOVX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$36	0.74%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class Y/HGOYX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.82%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Growth Opportunities Fund
Class F/HGOFX
This semi-annual shareholder report contains important information about The Hartford Growth Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$36	0.74%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,152,750,136
Total number of portfolio holdings (excluding derivatives, if any)	58
Portfolio turnover rate	71%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	36.0%
Communication Services	19.1%
Consumer Discretionary	13.7%
Health Care	11.3%
Financials	10.2%
Real Estate	2.4%
Industrials	2.1%
Consumer Staples	1.7%
Energy	1.1%
Utilities	1.0%
Short-Term Investments	0.4%
Other Assets & Liabilities	1.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHGOFX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class A/HSLAX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$63*	1.36%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLAX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class C/HSLCX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$99*	2.14%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLCX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class I/HSLIX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$47*	1.01%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLIX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class R3/HSLRX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$74*	1.60%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLRX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class R4/HSLSX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61*	1.32%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLSX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class R5/HSLTX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$47*	1.01%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLTX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class R6/HSLVX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R6	$42*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLVX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class Y/HSLYX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$45*	0.97%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLYX_0425

Semi-Annual Shareholder Report
April 30, 2025
The Hartford Small Cap Growth Fund
Class F/HSLFX
This semi-annual shareholder report contains important information about The Hartford Small Cap Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$42*	0.90%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$266,918,903
Total number of portfolio holdings (excluding derivatives, if any)	153
Portfolio turnover rate	45%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	24.9%
Industrials	24.4%
Information Technology	17.9%
Consumer Discretionary	8.9%
Financials	7.8%
Consumer Staples	5.3%
Materials	4.3%
Energy	2.0%
Real Estate	1.7%
Communication Services	1.3%
Utilities	0.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSLFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders China A Fund
Class A/HSHAX
This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$71	1.45%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSHAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders China A Fund
Class C/HSHCX
This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$110	2.25%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSHCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders China A Fund
Class I/HSHIX
This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$56	1.15%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSHIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders China A Fund
Class Y/HSHYX
This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$54	1.11%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSHYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders China A Fund
Class F/HSHFX
This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$48	0.99%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSHFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders China A Fund
Class SDR/HSHRX
This semi-annual shareholder report contains important information about the Hartford Schroders China A Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$48	0.99%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$16,393,457
Total number of portfolio holdings	62
Portfolio turnover rate	40%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	18.0%
Industrials	17.2%
Materials	13.9%
Financials	12.1%
Consumer Discretionary	11.3%
Health Care	8.4%
Consumer Staples	7.0%
Utilities	2.7%
Communication Services	2.1%
Real Estate	1.9%
Energy	0.4%
Other Assets & Liabilities	5.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSHRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Core Fixed Income Fund
Class I/HSAEX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$26	0.51%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSAEX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Core Fixed Income Fund
Class R3/HSACX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$39	0.78%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSACX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Core Fixed Income Fund
Class R4/HSSBX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R4	$35	0.69%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSSBX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Core Fixed Income Fund
Class R5/HSADX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$23	0.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSADX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Core Fixed Income Fund
Class Y/SCBIX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$20	0.40%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCBIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Core Fixed Income Fund
Class F/HSSFX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$18	0.36%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSSFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Core Fixed Income Fund
Class SDR/SCBRX
This semi-annual shareholder report contains important information about the Hartford Schroders Core Fixed Income Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$18	0.36%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$81,995,499
Total number of portfolio holdings	187
Portfolio turnover rate	83%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	42.8%
U.S. Government Securities	23.7%
U.S. Government Agencies^	22.4%
Municipal Bonds	7.7%
Asset & Commercial Mortgage-Backed Securities	0.9%
Foreign Government Obligations	0.6%
Other Assets & Liabilities	1.9%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCBRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Emerging Markets Fund
Class A/HSXAX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class A	$65	1.29%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSXAX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Emerging Markets Fund
Class C/HSXCX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class C	$81	1.61%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSXCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Emerging Markets Fund
Class I/HSXIX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class I	$50	0.99%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSXIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Emerging Markets Fund
Class Y/HSXYX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class Y	$47	0.94%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSXYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Emerging Markets Fund
Class F/HSXFX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45	0.89%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSXFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Emerging Markets Fund
Class SDR/HSDEX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Emerging Markets Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$45	0.89%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$56,488,742
Total number of portfolio holdings	335
Portfolio turnover rate	63%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.7%
India	17.2%
Taiwan	14.3%
South Korea	8.2%
Brazil	6.1%
Saudi Arabia	3.7%
Mexico	3.4%
South Africa	3.1%
United Arab Emirates	3.1%
Greece	2.1%
Other**	8.5%
Other Assets & Liabilities	1.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Board of Directors of The Hartford Mutual Funds II, Inc. (the “Company”) has approved a plan of liquidation for the Fund pursuant to which the Fund will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of the Company). Please see the Fund’s prospectus supplement dated May 14, 2025 for additional information.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSDEX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Growth Fund (Consolidated)
Class I/HFIGX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Schroders Diversified Opportunities Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40*	0.80%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$126,553,101
Total number of portfolio holdings	633
Portfolio turnover rate	50%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.7%
Exchange-Traded Funds	24.3%
U.S. Government Agencies^	6.1%
Preferred Stocks	0.1%
Short-Term Investments	11.5%
Other Assets & Liabilities	4.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFIGX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Diversified Growth Fund (Consolidated)
Class SDR/HFSGX
This semi-annual shareholder report contains important information about the Hartford Schroders Diversified Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf under its new name effective May 1, 2025, Hartford Schroders Diversified Opportunities Fund. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$32*	0.65%*
^	Annualized.
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$126,553,101
Total number of portfolio holdings	633
Portfolio turnover rate	50%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	53.7%
Exchange-Traded Funds	24.3%
U.S. Government Agencies^	6.1%
Preferred Stocks	0.1%
Short-Term Investments	11.5%
Other Assets & Liabilities	4.3%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSGX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class A/SEMVX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$70	1.41%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSEMVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class C/HHHCX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$103	2.08%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class I/SEMNX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$56	1.14%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSEMNX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class R3/HHHRX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$80	1.62%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class R4/HHHSX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$68	1.38%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class R5/HHHTX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$54	1.09%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class Y/HHHYX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$54	1.08%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class F/HHHFX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$48	0.97%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHHHFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Equity Fund
Class SDR/SEMTX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Equity Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$48	0.97%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$5,305,315,811
Total number of portfolio holdings (excluding derivatives, if any)	108
Portfolio turnover rate	28%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
China	28.1%
Taiwan	18.2%
India	16.5%
South Korea	8.2%
Brazil	8.1%
South Africa	3.7%
Mexico	3.1%
United Arab Emirates	2.2%
Poland	2.0%
Indonesia	1.3%
Other**	6.4%
Other Assets & Liabilities	2.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSEMTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class A/SMSVX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$45	0.90%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMSVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class C/HFZCX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$85	1.70%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class I/SMSNX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$30	0.60%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMSNX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R3/HFZRX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$59	1.17%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R4/HFZSX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$44	0.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class R5/HFZTX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$29	0.57%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class Y/HFZYX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.55%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class F/HFZFX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.45%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFZFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Class SDR/SMSRX
This semi-annual shareholder report contains important information about the Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.45%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$24,670,201
Total number of portfolio holdings	206
Portfolio turnover rate	67%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
Mexico	13.7%
Brazil	11.4%
Colombia	4.4%
Peru	4.3%
Chile	4.0%
South Africa	4.0%
Egypt	3.6%
India	3.3%
Indonesia	3.2%
Argentina	3.1%
Other**	40.4%
Other Assets & Liabilities	4.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMSRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Contrarian Value Fund
Class A/HFAJX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$60	1.15%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAJX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Contrarian Value Fund
Class C/HFAEX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class C	$57	1.08%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAEX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Contrarian Value Fund
Class I/HFSIX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.85%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Contrarian Value Fund
Class R5/HFAFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$42	0.80%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Contrarian Value Fund
Class Y/HFAHX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$42	0.80%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFAHX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Contrarian Value Fund
Class F/HFSFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$37	0.70%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Contrarian Value Fund
Class SDR/HFSSX
This semi-annual shareholder report contains important information about the Hartford Schroders International Contrarian Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$37	0.70%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$99,272,220
Total number of portfolio holdings	56
Portfolio turnover rate	22%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United Kingdom	21.5%
Japan	12.3%
France	11.4%
Germany	10.7%
United States	8.9%
Netherlands	5.9%
South Korea	3.8%
China	3.2%
Hong Kong	2.3%
Italy	2.2%
Other**	15.2%
Other Assets & Liabilities	2.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFSSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class A/SIDVX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$59	1.12%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSIDVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class C/HFYCX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$98	1.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class I/SIDNX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$45	0.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSIDNX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class R3/HFYRX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment†	Costs paid as a percentage of a $10,000 investment^,†
Class R3	$73	1.39%
^	Annualized.
†	Costs paid include the impact of certain non-contractual waivers and/or reimbursements. In the absence of such waivers and reimbursements, the expense ratio would be higher.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class R4/HFYSX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$61	1.17%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class R5/HFYTX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$46	0.87%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class Y/HFYYX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.85%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class F/HFYFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$39	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFYFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Multi-Cap Value Fund
Class SDR/SIDRX
This semi-annual shareholder report contains important information about the Hartford Schroders International Multi-Cap Value Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$39	0.75%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$2,158,695,780
Total number of portfolio holdings	485
Portfolio turnover rate	57%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.7%
Industrials	13.5%
Consumer Discretionary	11.6%
Utilities	6.0%
Communication Services	5.7%
Information Technology	5.6%
Health Care	5.5%
Materials	5.4%
Energy	4.8%
Consumer Staples	3.5%
Real Estate	1.0%
Other Assets & Liabilities	1.7%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSIDRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class A/SCVEX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$53	1.04%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCVEX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class C/HSWCX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.80%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class I/SCIEX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$40	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCIEX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class R3/HSWRX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$70	1.36%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class R4/HSWSX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$56	1.10%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class R5/HSWTX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$41	0.80%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class Y/HSWYX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$40	0.79%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class F/HSWFX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$35	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHSWFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders International Stock Fund
Class SDR/SCIJX
This semi-annual shareholder report contains important information about the Hartford Schroders International Stock Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$35	0.69%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$7,666,578,743
Total number of portfolio holdings (excluding derivatives, if any)	52
Portfolio turnover rate	13%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Country *
United States	19.8%
Japan	14.4%
United Kingdom	13.7%
Germany	7.8%
China	7.0%
Switzerland	5.5%
Taiwan	4.3%
France	4.0%
Netherlands	4.0%
Brazil	3.2%
Other**	14.2%
Other Assets & Liabilities	2.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
**	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCIJX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Tax-Aware Bond Fund
Class A/STWVX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$35	0.71%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSTWVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Tax-Aware Bond Fund
Class C/HFKCX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$78	1.59%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Tax-Aware Bond Fund
Class I/STWTX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$24	0.49%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSTWTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Tax-Aware Bond Fund
Class Y/HFKYX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$28	0.56%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Tax-Aware Bond Fund
Class F/HFKFX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$23	0.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders Tax-Aware Bond Fund
Class SDR/HFKVX
This semi-annual shareholder report contains important information about the Hartford Schroders Tax-Aware Bond Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$23	0.46%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$1,092,986,483
Total number of portfolio holdings	215
Portfolio turnover rate	34%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Municipal Bonds	90.0%
U.S. Government Agencies^	5.4%
Short-Term Investments	3.4%
Other Assets & Liabilities	1.2%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFKVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class A/SMDVX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$55	1.15%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMDVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class C/HFDCX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$92	1.92%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class I/SMDIX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$44	0.91%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMDIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class R3/HFDRX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$73	1.51%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class R4/HFDSX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$59	1.22%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class R5/HFDTX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$44	0.92%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class Y/HFDYX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$44	0.91%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class F/HFDFX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$39	0.80%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHFDFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US MidCap Opportunities Fund
Class SDR/SMDRX
This semi-annual shareholder report contains important information about the Hartford Schroders US MidCap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$39	0.80%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$927,922,100
Total number of portfolio holdings (excluding derivatives, if any)	65
Portfolio turnover rate	32%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.9%
Information Technology	17.2%
Financials	13.9%
Health Care	10.7%
Real Estate	7.3%
Consumer Discretionary	6.2%
Utilities	4.8%
Communication Services	4.7%
Materials	3.9%
Consumer Staples	2.9%
Energy	2.5%
Other Assets & Liabilities	4.0%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSMDRX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class A/SCUVX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class A	$64	1.35%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCUVX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class C/HOOCX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class C	$100	2.10%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOCX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class I/SCUIX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class I	$53	1.10%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCUIX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class R3/HOORX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R3	$79	1.65%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOORX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class R4/HOOSX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R4	$64	1.35%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOSX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class R5/HOOTX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class R5	$50	1.05%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOTX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class Y/HOOYX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class Y	$50	1.05%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOYX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class F/HOOFX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class F	$45	0.95%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SHOOFX_0425

Semi-Annual Shareholder Report
April 30, 2025
Hartford Schroders US Small Cap Opportunities Fund
Class SDR/SCURX
This semi-annual shareholder report contains important information about the Hartford Schroders US Small Cap Opportunities Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment^
Class SDR	$45	0.95%
^	Annualized.
Key Fund Statistics as of
April 30, 2025
Fund's net assets	$186,804,188
Total number of portfolio holdings (excluding derivatives, if any)	82
Portfolio turnover rate	19%
Graphical Representation of Holdings as of April 30, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	21.4%
Financials	19.7%
Information Technology	14.7%
Health Care	12.7%
Consumer Discretionary	7.2%
Materials	6.1%
Utilities	3.8%
Real Estate	3.5%
Energy	3.2%
Consumer Staples	2.9%
Communication Services	2.3%
Other Assets & Liabilities	2.5%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, please visit the Fund’s website at the website address included at the beginning of this report.
The Fund is distributed by Hartford Funds Distributors, LLC (HFD).
SAR_SSCURX_0425

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The information required by this Item 6(a) is included in the Semi-Annual Financial Statements and Other Information filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Hartford Domestic
Equity Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼The Hartford Capital Appreciation Fund
◼Hartford Core Equity Fund
◼The Hartford Dividend and Growth Fund
◼The Hartford Equity Income Fund
◼The Hartford Growth Opportunities Fund
◼The Hartford Healthcare Fund
◼The Hartford MidCap Fund
◼The Hartford MidCap Value Fund
◼Hartford Schroders US MidCap Opportunities Fund
◼Hartford Schroders US Small Cap Opportunities Fund
◼The Hartford Small Cap Growth Fund
◼Hartford Small Cap Value Fund
◼The Hartford Small Company Fund

Hartford Domestic Equity Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Capital Appreciation Fund	3
Hartford Core Equity Fund	6
The Hartford Dividend and Growth Fund	8
The Hartford Equity Income Fund	10
The Hartford Growth Opportunities Fund	12
The Hartford Healthcare Fund	14
The Hartford MidCap Fund	16
The Hartford MidCap Value Fund	18
Hartford Schroders US MidCap Opportunities Fund	20
Hartford Schroders US Small Cap Opportunities Fund	22
The Hartford Small Cap Growth Fund	24
Hartford Small Cap Value Fund	27
The Hartford Small Company Fund	29
Glossary	31
Statements of Assets and Liabilities:
The Hartford Capital Appreciation Fund	32
Hartford Core Equity Fund	32
The Hartford Dividend and Growth Fund	32
The Hartford Equity Income Fund	32
The Hartford Growth Opportunities Fund	32
The Hartford Healthcare Fund	32
The Hartford MidCap Fund	34
The Hartford MidCap Value Fund	34
Hartford Schroders US MidCap Opportunities Fund	34
Hartford Schroders US Small Cap Opportunities Fund	34
The Hartford Small Cap Growth Fund	34
Hartford Small Cap Value Fund	34
The Hartford Small Company Fund	36
Statements of Operations:
The Hartford Capital Appreciation Fund	38
Hartford Core Equity Fund	38
The Hartford Dividend and Growth Fund	38
The Hartford Equity Income Fund	38
The Hartford Growth Opportunities Fund	38
The Hartford Healthcare Fund	38
The Hartford MidCap Fund	40
The Hartford MidCap Value Fund	40
Hartford Schroders US MidCap Opportunities Fund	40
Hartford Schroders US Small Cap Opportunities Fund	40

Hartford Domestic Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Capital Appreciation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 0.2%
45,879	Tesla, Inc.*	$12,945,219
	Banks - 4.5%
719,339	Bank of Nova Scotia	35,952,563
894,349	Cadence Bank	26,168,652
286,866	JP Morgan Chase & Co.	70,173,161
120,200	M&T Bank Corp.	20,405,152
313,254	SouthState Corp.	27,184,182
495,284	Synovus Financial Corp.	21,455,703
737,376	Wells Fargo & Co.	52,361,070
		253,700,483
	Capital Goods - 6.6%
219,577	Boise Cascade Co.	20,482,142
373,945	Fortune Brands Innovations, Inc.	20,125,720
38,328	GE Vernova, Inc.	14,212,789
446,805	Honeywell International, Inc.	94,052,452
79,612	IDEX Corp.	13,850,100
208,225	Ingersoll Rand, Inc.	15,706,412
133,269	JBT Marel Corp.	14,027,895
73,433	Lockheed Martin Corp.	35,082,616
806,800	Mammoth, Inc.*(1)(2)	17,547,900
145,554	Middleby Corp.*	19,409,626
80,037	Northrop Grumman Corp.	38,938,000
104,449	Otis Worldwide Corp.	10,055,305
86,182	WESCO International, Inc.	14,044,219
224,640	Westinghouse Air Brake Technologies Corp.	41,499,994
		369,035,170
	Commercial & Professional Services - 0.4%
248,676	TransUnion	20,630,161
	Consumer Discretionary Distribution & Retail - 6.5%
1,022,822	Amazon.com, Inc.*	188,628,833
166,752	Dick's Sporting Goods, Inc.	31,306,020
38,517	Home Depot, Inc.	13,884,993
535,774	LKQ Corp.	20,471,925
81,407	Lowe's Cos., Inc.	18,199,349
561,988	TJX Cos., Inc.	72,316,616
316,327	Tory Burch LLC*(1)(2)	14,968,579
		359,776,315
	Consumer Durables & Apparel - 0.7%
219,316	On Holding AG Class A*	10,551,293
306,661	Somnigroup International, Inc.	18,724,720
374,913	Steven Madden Ltd.	7,873,173
		37,149,186
	Consumer Services - 1.9%
505,378	DraftKings, Inc. Class A*	16,824,034
29,000	Marriott International, Inc. Class A	6,918,820
198,829	McDonald's Corp.	63,555,690
206,581	Wyndham Hotels & Resorts, Inc.	17,621,359
		104,919,903
	Consumer Staples Distribution & Retail - 0.8%
24,529	Casey's General Stores, Inc.	11,346,870
463,829	U.S. Foods Holding Corp.*	30,455,012
		41,801,882
	Energy - 2.9%
2,305,344	Coterra Energy, Inc.	56,619,249
628,334	EQT Corp.	31,064,833
67,565	Targa Resources Corp.	11,546,859
595,650	Viper Energy, Inc.	24,022,564
676,460	Williams Cos., Inc.	39,620,262
		162,873,767
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 2.6%
635,285	American Healthcare, Inc. REIT	$20,507,000
56,898	American Tower Corp. REIT	12,825,378
31,445	AvalonBay Communities, Inc. REIT	6,602,821
1,077,318	Brixmor Property Group, Inc. REIT	26,835,991
254,256	Camden Property Trust REIT	28,934,333
300,767	Simon Property Group, Inc. REIT	47,334,711
		143,040,234
	Financial Services - 9.3%
283,239	American Express Co.	75,457,702
137,915	Berkshire Hathaway, Inc. Class B*	73,543,174
49,231	CME Group, Inc.	13,640,925
58,483	Interactive Brokers Group, Inc. Class A	10,050,304
186,730	KKR & Co., Inc.	21,337,637
114,599	Mastercard, Inc. Class A	62,807,128
359,915	Morgan Stanley	41,541,389
110,623	S&P Global, Inc.	55,317,031
329,037	Stifel Financial Corp.	28,195,181
135,911	Tradeweb Markets, Inc. Class A	18,796,491
271,505	Visa, Inc. Class A	93,804,978
361,130	Voya Financial, Inc.	21,378,896
		515,870,836
	Food, Beverage & Tobacco - 2.4%
819,810	Coca-Cola Co.	59,477,216
337,348	Philip Morris International, Inc.	57,807,953
504,728	Simply Good Foods Co.*	18,225,728
		135,510,897
	Health Care Equipment & Services - 3.1%
182,512	Boston Scientific Corp.*	18,775,009
566,768	Integra LifeSciences Holdings Corp.*	9,289,327
17,251	Intuitive Surgical, Inc.*	8,898,066
25,656	Molina Healthcare, Inc.*	8,389,769
131,391	Stryker Corp.	49,129,723
189,311	UnitedHealth Group, Inc.	77,890,118
		172,372,012
	Household & Personal Products - 1.9%
139,823	BellRing Brands, Inc.*	10,785,946
327,501	Procter & Gamble Co.	53,241,837
700,974	Unilever PLC ADR	44,546,898
		108,574,681
	Insurance - 3.7%
165,428	Chubb Ltd.	47,325,642
63,976	Everest Group Ltd.	22,956,508
517,236	Kemper Corp.	30,578,992
382,483	Marsh & McLennan Cos., Inc.	86,238,442
66,216	Willis Towers Watson PLC	20,381,285
		207,480,869
	Materials - 2.9%
3,606,532	Amcor PLC	33,180,094
459,445	BHP Group Ltd. ADR(3)	21,846,610
553,659	Ingevity Corp.*	18,259,674
135,513	Linde PLC	61,418,557
101,476	Reliance, Inc.	29,248,427
		163,953,362
	Media & Entertainment - 8.9%
1,157,547	Alphabet, Inc. Class A	183,818,463
252,789	Alphabet, Inc. Class C	40,671,222
329,306	Cargurus, Inc.*	9,207,396
237,567	Liberty Media Corp.-Liberty Formula One Class C*	21,065,066
115,631	Live Nation Entertainment, Inc.*	15,315,326
The accompanying notes are an integral part of these financial statements.

3

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1% - (continued)
	Media & Entertainment - 8.9% - (continued)
213,028	Meta Platforms, Inc. Class A	$116,952,372
43,451	Netflix, Inc.*	49,174,366
450,017	Omnicom Group, Inc.	34,273,295
40,076	Spotify Technology SA*	24,605,862
		495,083,368
	Pharmaceuticals, Biotechnology & Life Sciences - 6.8%
270,016	Danaher Corp.	53,822,289
97,743	Eli Lilly & Co.	87,866,070
240,637	Exact Sciences Corp.*	10,982,673
465,585	Gilead Sciences, Inc.	49,603,426
105,007	ICON PLC*	15,902,260
443,786	Merck & Co., Inc.	37,810,567
110,127	Natera, Inc.*	16,621,468
306,789	Novartis AG ADR	34,817,484
838,641	Perrigo Co. PLC	21,569,847
1,544,357	Pfizer, Inc.	37,697,754
25,438	Vertex Pharmaceuticals, Inc.*	12,960,661
		379,654,499
	Real Estate Management & Development - 0.2%
164,897	Zillow Group, Inc. Class C*	11,102,515
	Semiconductors & Semiconductor Equipment - 10.5%
707,292	Allegro MicroSystems, Inc.*	13,488,058
81,273	ARM Holdings PLC ADR*	9,269,186
877,918	Broadcom, Inc.	168,972,878
158,911	Marvell Technology, Inc.	9,275,635
141,527	MKS Instruments, Inc.	9,926,704
2,403,747	NVIDIA Corp.	261,816,123
141,753	NXP Semiconductors NV	26,126,495
174,465	QUALCOMM, Inc.	25,901,074
384,346	Texas Instruments, Inc.	61,514,577
		586,290,730
	Software & Services - 9.9%
198,549	Accenture PLC Class A	59,395,933
21,234	AppLovin Corp. Class A*	5,718,529
553,155	Cognizant Technology Solutions Corp. Class A	40,695,613
121,556	Docusign, Inc.*	9,937,203
74,628	GoDaddy, Inc. Class A*	14,054,691
111,375	Intuit, Inc.	69,884,471
801,137	Microsoft Corp.	316,657,411
55,049	PTC, Inc.*	8,530,944
1,477	Rubicon Earnout Shares*(1)(2)	1
157,544	Rubicon TRA Placeholder*(1)(2)	10,240
36,168	Salesforce, Inc.	9,718,703
20,649	ServiceNow, Inc.*	19,720,002
		554,323,741
	Technology Hardware & Equipment - 7.1%
1,528,016	Apple, Inc.	324,703,400
244,641	Arista Networks, Inc.*	20,126,615
199,228	Belden, Inc.	20,542,399
861,713	Flex Ltd.*	29,591,224
		394,963,638
	Telecommunication Services - 0.2%
54,584	T-Mobile U.S., Inc.	13,479,519
	Transportation - 0.5%
99,929	Uber Technologies, Inc.*	8,095,248
84,847	Union Pacific Corp.	18,298,104
		26,393,352
	Utilities - 2.6%
278,730	Atmos Energy Corp.	44,772,400
214,492	Chesapeake Utilities Corp.	28,242,162
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Utilities - 2.6% - (continued)
229,262	Dominion Energy, Inc.		$12,467,267
252,611	ONE Gas, Inc.		19,832,490
566,764	Sempra		42,093,562
			147,407,881
	Total Common Stocks (cost $4,133,108,694)		$5,418,334,220
CONVERTIBLE PREFERRED STOCKS - 0.0%
	Health Care Equipment & Services - 0.0%
566,622	Lumeris Group Holdings Corp.*(1)(2)(4)		$895,263
	Software & Services - 0.0%
77,707	Lookout, Inc. Series F*(1)(2)(4)		440,599
	Total Convertible Preferred Stocks (cost $1,783,654)		$1,335,862
EXCHANGE-TRADED FUNDS - 1.4%
	Other Investment Pools & Funds - 1.4%
168,107	iShares Russell 2000 Value ETF		$24,341,894
644,685	Vanguard Russell 1000 Value		51,510,331
	Total Exchange-Traded Funds (cost $74,326,339)		$75,852,225
	Total Long-Term Investments (cost $4,209,218,687)		$5,495,522,307
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 16,946,858	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $16,948,915; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $17,285,811		$16,946,858
	Securities Lending Collateral - 0.0%
594,750	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(5)		594,750
	Total Short-Term Investments (cost $17,541,608)		$17,541,608
	Total Investments (cost $4,226,760,295)	98.8%	$5,513,063,915
	Other Assets and Liabilities	1.2%	64,181,151
	Net Assets	100.0%	$5,577,245,066
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
The accompanying notes are an integral part of these financial statements.

4

The Hartford Capital Appreciation Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $33,862,582 or 0.6% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	77,707	$887,655	$440,599
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	566,622	895,999	895,263
06/2015	Mammoth, Inc.	806,800	10,846,942	17,547,900
09/2015	Rubicon Earnout Shares	1,477	—	1
09/2015	Rubicon TRA Placeholder	157,544	—	10,240
11/2013	Tory Burch LLC	316,327	24,792,580	14,968,579
			$37,423,176	$33,862,582

(2)	Investment valued using significant unobservable inputs.
(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	Currently no rate available.
(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	307	06/20/2025	$85,760,450	$2,145,409
Total futures contracts				$2,145,409
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,418,334,220	$5,385,807,500	$—	$32,526,720
Convertible Preferred Stocks	1,335,862	—	—	1,335,862
Exchange-Traded Funds	75,852,225	75,852,225	—	—
Short-Term Investments	17,541,608	594,750	16,946,858	—
Futures Contracts(2)	2,145,409	2,145,409	—	—
Total	$5,515,209,324	$5,464,399,884	$16,946,858	$33,862,582

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

5

Hartford Core Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Automobiles & Components - 0.6%
227,301	Tesla, Inc.*	$64,135,250
	Banks - 5.3%
3,270,050	Bank of America Corp.	130,409,594
982,757	JP Morgan Chase & Co.	240,402,017
2,193,908	Wells Fargo & Co.	155,789,407
		526,601,018
	Capital Goods - 7.4%
513,312	AMETEK, Inc.	87,047,449
387,994	Builders FirstSource, Inc.*	46,415,722
635,037	Emerson Electric Co.	66,748,739
216,810	GE Vernova, Inc.	80,397,484
312,774	General Dynamics Corp.	85,112,061
1,166,866	Ingersoll Rand, Inc.	88,016,703
163,303	Parker-Hannifin Corp.	98,808,113
1,014,060	RTX Corp.	127,903,388
139,316	Trane Technologies PLC	53,401,216
		733,850,875
	Commercial & Professional Services - 1.2%
458,964	Republic Services, Inc.	115,085,223
	Consumer Discretionary Distribution & Retail - 6.6%
2,463,690	Amazon.com, Inc.*	454,353,710
29,723	AutoZone, Inc.*	111,835,760
691,758	TJX Cos., Inc.	89,015,419
		655,204,889
	Consumer Durables & Apparel - 0.5%
440,318	Lennar Corp. Class A	47,822,938
	Consumer Services - 1.8%
391,861	Marriott International, Inc. Class A	93,490,197
280,524	McDonald's Corp.	89,669,497
		183,159,694
	Consumer Staples Distribution & Retail - 2.7%
653,278	BJ's Wholesale Club Holdings, Inc.*	76,799,362
2,012,531	Walmart, Inc.	195,718,640
		272,518,002
	Energy - 3.0%
1,074,391	ConocoPhillips	95,749,726
452,334	Expand Energy Corp.	46,997,502
1,435,160	Exxon Mobil Corp.	151,595,951
		294,343,179
	Equity Real Estate Investment Trusts (REITs) - 2.7%
468,959	American Tower Corp. REIT	105,708,048
458,351	Iron Mountain, Inc. REIT	41,100,334
802,119	Welltower, Inc. REIT	122,395,339
		269,203,721
	Financial Services - 4.6%
397,713	American Express Co.	105,954,720
479,563	Mastercard, Inc. Class A	262,829,298
1,190,079	Nasdaq, Inc.	90,695,921
		459,479,939
	Food, Beverage & Tobacco - 2.8%
814,851	McCormick & Co., Inc.	62,466,478
1,378,977	Monster Beverage Corp.*	82,904,097
781,807	Philip Morris International, Inc.	133,970,447
		279,341,022
	Health Care Equipment & Services - 6.0%
1,239,958	Abbott Laboratories	162,124,508
1,326,492	Boston Scientific Corp.*	136,456,232
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Health Care Equipment & Services - 6.0% - (continued)
484,388	Cencora, Inc.	$141,765,836
370,536	UnitedHealth Group, Inc.	152,453,332
		592,799,908
	Household & Personal Products - 1.5%
890,274	Procter & Gamble Co.	144,731,844
	Insurance - 2.7%
625,821	Arch Capital Group Ltd.	56,749,448
298,896	Chubb Ltd.	85,508,168
458,466	Progressive Corp.	129,168,211
		271,425,827
	Materials - 2.9%
275,789	Linde PLC	124,995,848
585,945	RPM International, Inc.	62,549,629
282,238	Sherwin-Williams Co.	99,607,435
		287,152,912
	Media & Entertainment - 7.9%
2,500,309	Alphabet, Inc. Class A	397,049,069
399,204	Meta Platforms, Inc. Class A	219,162,996
153,216	Netflix, Inc.*	173,397,612
		789,609,677
	Pharmaceuticals, Biotechnology & Life Sciences - 5.5%
281,049	Eli Lilly & Co.	252,648,999
971,963	Gilead Sciences, Inc.	103,552,938
155,752	Thermo Fisher Scientific, Inc.	66,817,608
247,797	Vertex Pharmaceuticals, Inc.*	126,252,571
		549,272,116
	Semiconductors & Semiconductor Equipment - 9.9%
1,375,434	Broadcom, Inc.	264,729,782
153,728	KLA Corp.	108,023,128
4,915,514	NVIDIA Corp.	535,397,785
450,210	Texas Instruments, Inc.	72,056,111
		980,206,806
	Software & Services - 10.5%
222,887	Accenture PLC Class A	66,676,646
1,731,199	Microsoft Corp.	684,273,717
210,553	Roper Technologies, Inc.	117,926,524
429,144	Salesforce, Inc.	115,315,284
227,995	Workday, Inc. Class A*	55,858,775
		1,040,050,946
	Technology Hardware & Equipment - 8.6%
3,462,852	Apple, Inc.	735,856,050
277,613	Motorola Solutions, Inc.	122,257,989
		858,114,039
	Telecommunication Services - 1.1%
444,103	T-Mobile U.S., Inc.	109,671,236
	Utilities - 3.5%
805,906	Atmos Energy Corp.	129,452,681
5,959,988	PG&E Corp.	98,459,002
1,074,849	WEC Energy Group, Inc.	117,717,462
		345,629,145
	Total Common Stocks (cost $5,579,279,282)	$9,869,410,206
The accompanying notes are an integral part of these financial statements.

6

Hartford Core Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 10,176,872	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $10,178,107; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $10,380,536		$10,176,872
	Total Short-Term Investments (cost $10,176,872)		$10,176,872
	Total Investments (cost $5,589,456,154)	99.4%	$9,879,587,078
	Other Assets and Liabilities	0.6%	57,490,928
	Net Assets	100.0%	$9,937,078,006
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$9,869,410,206	$9,869,410,206	$—	$—
Short-Term Investments	10,176,872	—	10,176,872	—
Total	$9,879,587,078	$9,869,410,206	$10,176,872	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

7

The Hartford Dividend and Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Banks - 8.9%
10,678,132	Bank of America Corp.	$425,843,904
2,714,202	JP Morgan Chase & Co.	663,948,094
5,925,122	Wells Fargo & Co.	420,742,913
		1,510,534,911
	Capital Goods - 9.8%
1,761,754	Airbus SE	298,952,920
866,779	General Dynamics Corp.	235,867,901
1,131,701	Honeywell International, Inc.	238,223,061
673,621	Lockheed Martin Corp.	321,822,433
2,216,297	Otis Worldwide Corp.	213,362,912
506,060	Vertiv Holdings Co. Class A	43,207,403
1,691,329	Westinghouse Air Brake Technologies Corp.	312,456,119
		1,663,892,749
	Consumer Discretionary Distribution & Retail - 4.2%
625,936	Home Depot, Inc.	225,643,669
1,327,042	Lowe's Cos., Inc.	296,673,509
1,504,282	TJX Cos., Inc.	193,571,008
		715,888,186
	Consumer Services - 1.1%
23,419	Booking Holdings, Inc.	119,420,038
953,269	Starbucks Corp.	76,309,184
		195,729,222
	Energy - 6.7%
415,501	Chevron Corp.	56,533,066
2,453,993	ConocoPhillips	218,699,856
9,239,468	Coterra Energy, Inc.	226,921,334
1,904,382	EQT Corp.	94,152,646
3,601,379	TotalEnergies SE ADR	204,738,396
5,716,110	Williams Cos., Inc.	334,792,563
		1,135,837,861
	Equity Real Estate Investment Trusts (REITs) - 4.5%
543,838	American Tower Corp. REIT	122,586,524
804,177	AvalonBay Communities, Inc. REIT	168,861,086
471,798	Public Storage REIT	141,742,273
2,145,247	Welltower, Inc. REIT	327,343,240
		760,533,123
	Financial Services - 7.3%
1,047,069	American Express Co.	278,949,652
277,557	Blackrock, Inc.	253,759,263
2,485,247	Morgan Stanley	286,847,209
383,748	S&P Global, Inc.	191,893,187
687,817	Visa, Inc. Class A	237,640,774
		1,249,090,085
	Food, Beverage & Tobacco - 3.6%
5,996,112	Keurig Dr. Pepper, Inc.	207,405,514
2,315,885	Philip Morris International, Inc.	396,850,054
		604,255,568
	Health Care Equipment & Services - 5.8%
681,041	Elevance Health, Inc.	286,432,224
593,039	HCA Healthcare, Inc.	204,645,898
1,210,004	UnitedHealth Group, Inc.	497,844,046
		988,922,168
	Household & Personal Products - 2.4%
6,345,660	Kenvue, Inc.	149,757,576
4,057,345	Unilever PLC ADR	257,844,275
		407,601,851
	Insurance - 2.8%
2,631,490	American International Group, Inc.	214,519,065
815,827	Marsh & McLennan Cos., Inc.	183,944,513
1,095,218	Principal Financial Group, Inc.	81,210,415
		479,673,993
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Materials - 2.5%
25,945,374	Amcor PLC	$238,697,441
3,821,601	BHP Group Ltd. ADR(1)	181,717,127
		420,414,568
	Media & Entertainment - 6.2%
3,568,950	Alphabet, Inc. Class A	566,749,260
2,982,649	Omnicom Group, Inc.	227,158,548
2,904,425	Walt Disney Co.	264,157,454
		1,058,065,262
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
1,211,473	Agilent Technologies, Inc.	130,354,495
3,245,129	AstraZeneca PLC ADR	232,967,811
2,609,804	Gilead Sciences, Inc.	278,048,518
21,678,981	Haleon PLC	109,085,819
5,807,276	Haleon PLC ADR	58,943,851
3,116,762	Merck & Co., Inc.	265,548,122
1,990,432	Novartis AG ADR	225,894,128
10,728,324	Pfizer, Inc.	261,878,389
		1,562,721,133
	Semiconductors & Semiconductor Equipment - 4.5%
808,731	Broadcom, Inc.	155,656,455
1,834,732	NXP Semiconductors NV	338,159,455
1,806,813	QUALCOMM, Inc.	268,239,458
		762,055,368
	Software & Services - 9.7%
454,710	Accenture PLC Class A	136,026,496
4,957,026	Cognizant Technology Solutions Corp. Class A	364,688,403
2,223,554	Microsoft Corp.	878,881,954
494,490	Roper Technologies, Inc.	276,953,959
		1,656,550,812
	Technology Hardware & Equipment - 3.5%
1,203,098	Apple, Inc.	255,658,325
5,878,281	Cisco Systems, Inc.	339,353,162
		595,011,487
	Transportation - 0.9%
1,211,884	Delta Air Lines, Inc.	50,450,731
763,481	JB Hunt Transport Services, Inc.	99,695,349
		150,146,080
	Utilities - 6.1%
1,636,906	American Electric Power Co., Inc.	177,342,396
2,020,826	Duke Energy Corp.	246,581,189
6,314,199	Exelon Corp.	296,135,933
4,288,341	Sempra	318,495,086
		1,038,554,604
	Total Common Stocks (cost $12,158,609,710)	$16,955,479,031
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.1%
$ 8,153,335	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $8,154,325; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $8,316,560	$8,153,335
The accompanying notes are an integral part of these financial statements.

8

The Hartford Dividend and Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4% - (continued)
	Securities Lending Collateral - 0.3%
52,991,250	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(2)		$52,991,250
	Total Short-Term Investments (cost $61,144,585)		$61,144,585
	Total Investments (cost $12,219,754,295)	100.1%	$17,016,623,616
	Other Assets and Liabilities	(0.1)%	(14,759,466)
	Net Assets	100.0%	$17,001,864,150
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(2)	Current yield as of period end.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$16,955,479,031	$16,547,440,292	$408,038,739	$—
Short-Term Investments	61,144,585	52,991,250	8,153,335	—
Total	$17,016,623,616	$16,600,431,542	$416,192,074	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

9

The Hartford Equity Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9%
	Banks - 7.5%
3,257,134	Bank of America Corp.	$129,894,504
483,506	JP Morgan Chase & Co.	118,275,238
362,902	M&T Bank Corp.	61,606,243
2,355,407	Regions Financial Corp.	48,073,857
		357,849,842
	Capital Goods - 12.2%
2,006,657	BAE Systems PLC	46,519,601
644,630	Emerson Electric Co.	67,757,059
208,498	Ferguson Enterprises, Inc.	35,373,771
455,201	Fortune Brands Innovations, Inc.	24,498,918
357,193	Honeywell International, Inc.	75,189,126
253,261	IDEX Corp.	44,059,816
667,571	Johnson Controls International PLC	56,009,207
353,249	L3Harris Technologies, Inc.	77,721,845
130,641	Northrop Grumman Corp.	63,556,847
1,043,194	PACCAR, Inc.	94,106,531
		584,792,721
	Consumer Discretionary Distribution & Retail - 2.1%
1,019,483	Industria de Diseno Textil SA	54,822,680
911,343	Tractor Supply Co.	46,132,183
		100,954,863
	Consumer Durables & Apparel - 0.7%
583,104	NIKE, Inc. Class B	32,887,066
	Energy - 9.5%
1,549,285	ConocoPhillips	138,072,279
3,408,909	Coterra Energy, Inc.	83,722,805
1,816,944	EQT Corp.	89,829,711
369,731	Marathon Petroleum Corp.	50,804,737
284,702	Targa Resources Corp.	48,655,572
762,222	TotalEnergies SE	43,412,506
		454,497,610
	Equity Real Estate Investment Trusts (REITs) - 6.2%
830,149	Crown Castle, Inc. REIT	87,796,558
1,864,120	Gaming & Leisure Properties, Inc. REIT	89,216,783
541,277	Lamar Advertising Co. Class A, REIT	61,602,736
2,277,824	Weyerhaeuser Co. REIT	59,018,420
		297,634,497
	Financial Services - 6.7%
387,498	Ares Management Corp. Class A	59,105,070
342,309	Intercontinental Exchange, Inc.	57,497,643
680,891	Morgan Stanley	78,588,439
848,498	Nasdaq, Inc.	64,664,032
441,550	Raymond James Financial, Inc.	60,510,012
		320,365,196
	Food, Beverage & Tobacco - 6.5%
1,537,914	Archer-Daniels-Midland Co.	73,435,394
249,786	Constellation Brands, Inc. Class A	46,844,866
1,617,480	Keurig Dr. Pepper, Inc.	55,948,633
603,765	Pernod Ricard SA	65,445,385
412,878	Philip Morris International, Inc.	70,750,774
		312,425,052
	Health Care Equipment & Services - 4.5%
185,692	Elevance Health, Inc.	78,098,341
330,676	UnitedHealth Group, Inc.	136,053,334
		214,151,675
	Household & Personal Products - 2.9%
2,415,720	Kenvue, Inc.	57,010,992
1,312,369	Unilever PLC ADR	83,401,050
		140,412,042
	Insurance - 3.7%
1,147,058	American International Group, Inc.	93,508,168
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.9% - (continued)
	Insurance - 3.7% - (continued)
165,838	Marsh & McLennan Cos., Inc.	$37,391,494
616,722	MetLife, Inc.	46,482,337
		177,381,999
	Materials - 4.6%
268,676	Avery Dennison Corp.	45,973,150
3,245,631	Barrick Gold Corp.	61,796,814
597,560	PPG Industries, Inc.	65,050,382
770,683	Rio Tinto PLC ADR	45,778,570
		218,598,916
	Pharmaceuticals, Biotechnology & Life Sciences - 11.1%
748,993	AstraZeneca PLC ADR	53,770,208
921,121	Gilead Sciences, Inc.	98,136,231
859,958	Johnson & Johnson	134,420,035
1,137,153	Merck & Co., Inc.	96,885,436
3,463,106	Pfizer, Inc.	84,534,417
190,689	Roche Holding AG	62,352,701
		530,099,028
	Semiconductors & Semiconductor Equipment - 2.9%
334,181	Broadcom, Inc.	64,319,817
396,468	NXP Semiconductors NV	73,073,017
		137,392,834
	Software & Services - 2.5%
187,681	Accenture PLC Class A	56,144,771
710,460	Amdocs Ltd.	62,932,547
		119,077,318
	Technology Hardware & Equipment - 2.8%
1,049,519	Cisco Systems, Inc.	60,588,732
504,020	TE Connectivity PLC	73,778,447
		134,367,179
	Telecommunication Services - 0.9%
179,715	T-Mobile U.S., Inc.	44,380,619
	Transportation - 1.2%
338,211	Canadian National Railway Co.	32,753,918
240,038	United Parcel Service, Inc. Class B	22,875,621
		55,629,539
	Utilities - 8.4%
752,524	American Electric Power Co., Inc.	81,528,450
415,388	Atmos Energy Corp.	66,723,774
905,639	Dominion Energy, Inc.	49,248,649
133,374	Eversource Energy	7,933,086
1,847,721	PPL Corp.	67,441,816
1,075,103	Sempra	79,847,900
435,803	WEC Energy Group, Inc.	47,729,145
		400,452,820
	Total Common Stocks (cost $3,933,562,424)	$4,633,350,816
The accompanying notes are an integral part of these financial statements.

10

The Hartford Equity Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 25,599,589	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $25,602,697; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $26,111,660		$25,599,589
	Total Short-Term Investments (cost $25,599,589)		$25,599,589
	Total Investments (cost $3,959,162,013)	97.4%	$4,658,950,405
	Other Assets and Liabilities	2.6%	125,366,744
	Net Assets	100.0%	$4,784,317,149
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,633,350,816	$4,360,797,943	$272,552,873	$—
Short-Term Investments	25,599,589	—	25,599,589	—
Total	$4,658,950,405	$4,360,797,943	$298,152,462	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

11

The Hartford Growth Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 1.1%
206,736	Tesla, Inc.*	$58,332,630
	Capital Goods - 1.5%
189,211	FTAI Aviation Ltd.	20,266,390
153,998	GE Vernova, Inc.	57,105,539
		77,371,929
	Consumer Discretionary Distribution & Retail - 9.6%
2,145,408	Amazon.com, Inc.*	395,656,143
200,113	Dick's Sporting Goods, Inc.	37,569,215
154,403	Home Depot, Inc.	55,660,737
171,581	Tory Burch LLC*(1)(2)	8,119,212
		497,005,307
	Consumer Durables & Apparel - 0.9%
930,050	On Holding AG Class A*	44,744,706
	Consumer Services - 2.0%
2,330,686	DraftKings, Inc. Class A*	77,588,537
115,800	Marriott International, Inc. Class A	27,627,564
		105,216,101
	Consumer Staples Distribution & Retail - 0.9%
97,955	Casey's General Stores, Inc.	45,313,003
	Energy - 1.1%
246,018	Cameco Corp.	11,107,713
270,901	Targa Resources Corp.	46,296,981
		57,404,694
	Equity Real Estate Investment Trusts (REITs) - 1.5%
228,186	American Tower Corp. REIT	51,435,406
127,784	AvalonBay Communities, Inc. REIT	26,832,085
		78,267,491
	Financial Services - 10.2%
176,333	Berkshire Hathaway, Inc. Class B*	94,029,572
197,957	CME Group, Inc.	54,849,926
233,528	Interactive Brokers Group, Inc. Class A	40,131,787
766,709	KKR & Co., Inc.	87,611,837
724,139	Tradeweb Markets, Inc. Class A	100,148,424
422,747	Visa, Inc. Class A	146,059,088
		522,830,634
	Health Care Equipment & Services - 2.2%
737,137	Boston Scientific Corp.*	75,829,283
69,026	Intuitive Surgical, Inc.*	35,603,611
		111,432,894
	Household & Personal Products - 0.9%
572,329	BellRing Brands, Inc.*	44,149,459
	Media & Entertainment - 18.0%
1,471,837	Alphabet, Inc. Class A	233,727,716
1,232,863	Liberty Media Corp.-Liberty Formula One Class C*	109,317,962
480,603	Live Nation Entertainment, Inc.*	63,655,867
396,839	Meta Platforms, Inc. Class A	217,864,611
173,500	Netflix, Inc.*	196,353,420
175,691	Spotify Technology SA*	107,870,760
		928,790,336
	Pharmaceuticals, Biotechnology & Life Sciences - 9.0%
267,122	Eli Lilly & Co.	240,129,322
1,092,097	Exact Sciences Corp.*	49,843,307
368,744	Gilead Sciences, Inc.	39,285,986
538,376	Natera, Inc.*	81,257,089
103,600	Vertex Pharmaceuticals, Inc.*	52,784,200
		463,299,904
	Real Estate Management & Development - 0.9%
673,396	Zillow Group, Inc. Class C*	45,339,753
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.3% - (continued)
	Semiconductors & Semiconductor Equipment - 17.0%
328,264	ARM Holdings PLC ADR*		$37,438,509
1,366,394	Broadcom, Inc.		262,989,853
984,683	Marvell Technology, Inc.		57,475,947
4,770,140	NVIDIA Corp.		519,563,649
			877,467,958
	Software & Services - 10.5%
86,106	AppLovin Corp. Class A*		23,189,207
650,134	Docusign, Inc.*		53,148,454
303,962	GoDaddy, Inc. Class A*		57,245,163
69,445	HubSpot, Inc.*		42,465,617
603,402	Microsoft Corp.		238,500,675
20,599	Rubicon Earnout Shares*(1)(2)		8
2,197,165	Rubicon TRA Placeholder*(1)(2)		142,816
146,442	Salesforce, Inc.		39,350,430
93,081	ServiceNow, Inc.*		88,893,286
			542,935,656
	Technology Hardware & Equipment - 8.3%
1,349,376	Apple, Inc.		286,742,400
1,147,401	Arista Networks, Inc.*		94,396,680
1,383,276	Flex Ltd.*		47,501,698
			428,640,778
	Telecommunication Services - 1.1%
218,281	T-Mobile U.S., Inc.		53,904,493
	Transportation - 0.6%
399,618	Uber Technologies, Inc.*		32,373,054
	Utilities - 1.0%
919,427	Dominion Energy, Inc.		49,998,440
	Total Common Stocks (cost $3,689,323,027)		$5,064,819,220
CONVERTIBLE PREFERRED STOCKS - 0.3%
	Health Care Equipment & Services - 0.2%
5,668,755	Lumeris Group Holdings Corp.*(1)(2)(3)		$8,956,633
	Software & Services - 0.1%
743,470	Lookout, Inc. Series F*(1)(2)(3)		4,215,475
	Total Convertible Preferred Stocks (cost $17,456,734)		$13,172,108
	Total Long-Term Investments (cost $3,706,779,761)		$5,077,991,328
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 20,680,037	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $20,682,547; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $21,093,807		$20,680,037
	Total Short-Term Investments (cost $20,680,037)		$20,680,037
	Total Investments (cost $3,727,459,798)	99.0%	$5,098,671,365
	Other Assets and Liabilities	1.0%	54,078,771
	Net Assets	100.0%	$5,152,750,136
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Growth Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $21,434,144 or 0.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	743,470	$8,492,732	$4,215,475
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	5,668,755	8,964,002	8,956,633
09/2015	Rubicon Earnout Shares	20,599	—	8
09/2015	Rubicon TRA Placeholder	2,197,165	—	142,816
11/2013	Tory Burch LLC	171,581	13,447,917	8,119,212
			$30,904,651	$21,434,144

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,064,819,220	$5,056,557,184	$—	$8,262,036
Convertible Preferred Stocks	13,172,108	—	—	13,172,108
Short-Term Investments	20,680,037	—	20,680,037	—
Total	$5,098,671,365	$5,056,557,184	$20,680,037	$21,434,144

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

13

The Hartford Healthcare Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7%
	Biotechnology - 20.9%
97,327	AbbVie, Inc.	$18,988,498
65,201	Akero Therapeutics, Inc.*	2,973,818
19,602	Alnylam Pharmaceuticals, Inc.*	5,160,030
18,097	Amgen, Inc.	5,264,779
240,283	Amicus Therapeutics, Inc.*	1,845,373
80,295	Apellis Pharmaceuticals, Inc.*	1,542,467
62,503	Apogee Therapeutics, Inc.*	2,453,243
15,408	Argenx SE ADR*	9,940,317
31,485	Ascendis Pharma AS ADR*	5,366,303
164,164	Avidity Biosciences, Inc.*	5,359,955
11,747	Biogen, Inc.*	1,422,327
30,498	Blueprint Medicines Corp.*	2,729,571
94,000	Celldex Therapeutics, Inc.*	1,958,020
55,639	Crinetics Pharmaceuticals, Inc.*	1,857,786
68,744	Cytokinetics, Inc.*	2,944,993
52,554	Disc Medicine, Inc.*	2,597,219
157,113	Exact Sciences Corp.*	7,170,637
104,436	Gilead Sciences, Inc.	11,126,611
60,473	Immunocore Holdings PLC ADR*	1,820,237
22,317	Insmed, Inc.*	1,606,824
51,986	Ionis Pharmaceuticals, Inc.*	1,596,490
62,246	Kymera Therapeutics, Inc.*	2,133,170
85,569	Merus NV*	3,894,245
25,615	Natera, Inc.*	3,866,072
35,871	Nuvalent, Inc. Class A*	2,753,099
67,448	PTC Therapeutics, Inc.*	3,361,608
133,781	Revolution Medicines, Inc.*	5,402,077
47,522	Sarepta Therapeutics, Inc.*	2,965,373
551,553	Savara, Inc.*	1,764,970
106,321	Scholar Rock Holding Corp.*	3,499,024
63,695	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	2,724,777
51,957	Soleno Therapeutics, Inc.*	3,889,501
119,496	Spyre Therapeutics, Inc.*	1,819,924
85,594	Ultragenyx Pharmaceutical, Inc.*	3,336,454
19,103	United Therapeutics Corp.*	5,789,928
57,290	Vaxcyte, Inc.*	2,053,274
57,699	Vertex Pharmaceuticals, Inc.*	29,397,641
74,004	Xenon Pharmaceuticals, Inc.*	2,826,953
73,395	Zai Lab Ltd. ADR*	2,325,888
		179,529,476
	Health Care Distributors - 2.7%
79,132	Cencora, Inc.	23,159,563
	Health Care Equipment - 16.7%
114,636	Abbott Laboratories	14,988,657
410,609	Boston Scientific Corp.*	42,239,348
130,028	Dexcom, Inc.*	9,281,399
38,651	DiaSorin SpA	4,416,909
120,124	Edwards Lifesciences Corp.*	9,068,161
61,073	Glaukos Corp.*	5,756,130
38,592	Hologic, Inc.*	2,246,054
30,777	Insulet Corp.*	7,764,729
60,124	Intuitive Surgical, Inc.*	31,011,959
98,194	Medtronic PLC	8,322,924
22,292	Stryker Corp.	8,335,425
		143,431,695
	Health Care Facilities - 4.3%
227,041	Acadia Healthcare Co., Inc.*	5,312,759
256,976	Ardent Health Partners, Inc.*	3,271,305
74,079	Encompass Health Corp.	8,666,502
44,087	HCA Healthcare, Inc.	15,213,542
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.7% - (continued)
	Health Care Facilities - 4.3% - (continued)
153,261	PACS Group, Inc.*	$1,475,903
153,789	Surgery Partners, Inc.*	3,375,669
		37,315,680
	Health Care Services - 3.8%
45,610	Addus HomeCare Corp.*	4,768,526
710,084	agilon health, Inc.*	3,024,958
34,145	Labcorp Holdings, Inc.	8,229,286
837,621	LifeStance Health Group, Inc.*	5,503,170
208,694	Option Care Health, Inc.*	6,742,903
197,044	Privia Health Group, Inc.*	4,626,593
		32,895,436
	Health Care Supplies - 0.4%
19,807	Align Technology, Inc.*	3,432,553
	Health Care Technology - 0.3%
273,050	Evolent Health, Inc. Class A*	2,692,273
	Life Sciences Tools & Services - 7.9%
63,133	Agilent Technologies, Inc.	6,793,111
44,430	Bio-Techne Corp.	2,237,050
60,933	Danaher Corp.	12,145,775
52,592	ICON PLC*	7,964,532
105,206	Qiagen NV*	4,497,556
8,752	Tecan Group AG	1,704,531
48,790	Thermo Fisher Scientific, Inc.	20,930,910
34,509	Waters Corp.*	11,999,815
		68,273,280
	Managed Health Care - 13.3%
273,879	Alignment Healthcare, Inc.*	4,853,136
189,220	Centene Corp.*	11,324,817
13,783	Elevance Health, Inc.	5,796,854
35,209	Humana, Inc.	9,233,208
28,119	Molina Healthcare, Inc.*	9,195,194
180,459	UnitedHealth Group, Inc.	74,248,051
		114,651,260
	Pharmaceuticals - 29.4%
185,474	Astellas Pharma, Inc.	1,857,364
210,280	AstraZeneca PLC ADR	15,096,001
25,045	Axsome Therapeutics, Inc.*	2,812,303
256,151	Bristol-Myers Squibb Co.	12,858,780
233,030	Daiichi Sankyo Co. Ltd.	5,961,049
292,639	Elanco Animal Health, Inc.*	2,774,218
138,628	Eli Lilly & Co.	124,619,641
72,594	Galderma Group AG	8,431,474
254,320	GSK PLC	5,031,135
134,864	Johnson & Johnson	21,080,592
383,633	Merck & Co., Inc.	32,685,532
42,449	Novo Nordisk AS Class B	2,838,204
105,970	Structure Therapeutics, Inc. ADR*	2,861,190
43,449	UCB SA	7,965,901
84,341	Verona Pharma PLC ADR*	6,078,456
		252,951,840
	Total Common Stocks (cost $608,245,943)	$858,333,056
The accompanying notes are an integral part of these financial statements.

14

The Hartford Healthcare Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
RIGHTS - 0.0%
	Health Care Equipment - 0.0%
7,416	Abiomed, Inc. CVR*(1)(2)(3)		$7,564
	Total Rights (cost $7,564)		$7,564
	Total Long-Term Investments (cost $608,253,507)		$858,340,620
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 191,730	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $191,753; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $195,591		$191,730
	Total Short-Term Investments (cost $191,730)		$191,730
	Total Investments (cost $608,445,237)	99.7%	$858,532,350
	Other Assets and Liabilities	0.3%	2,780,846
	Net Assets	100.0%	$861,313,196
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $7,564 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2022	Abiomed, Inc. CVR	7,416	$7,564	$7,564

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no expiration date available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$858,333,056	$817,401,712	$40,931,344	$—
Rights	7,564	—	—	7,564
Short-Term Investments	191,730	—	191,730	—
Total	$858,532,350	$817,401,712	$41,123,074	$7,564

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

15

The Hartford MidCap Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0%
	Capital Goods - 12.7%
240,623	Acuity, Inc.	$58,618,169
132,664	Axon Enterprise, Inc.*	81,362,831
149,624	Builders FirstSource, Inc.*	17,899,519
898,013	Fastenal Co.	72,712,113
841,858	Graco, Inc.	68,704,031
84,467	HEICO Corp. Class A	16,971,954
351,908	IDEX Corp.	61,221,435
667,197	Ingersoll Rand, Inc.	50,326,670
99,935	Lennox International, Inc.	54,639,461
470,378	Vertiv Holdings Co. Class A	40,160,874
67,574	Watsco, Inc.	31,073,228
		553,690,285
	Commercial & Professional Services - 6.6%
354,274	Clean Harbors, Inc.*	75,793,380
579,651	Copart, Inc.*	35,376,100
981,208	Dayforce, Inc.*	56,782,507
1,335,223	Rollins, Inc.	76,281,290
505,795	TransUnion	41,960,753
		286,194,030
	Consumer Discretionary Distribution & Retail - 4.8%
354,317	Boot Barn Holdings, Inc.*	36,969,436
318,417	Floor & Decor Holdings, Inc. Class A*	22,747,710
67,900	O'Reilly Automotive, Inc.*	96,092,080
105,192	Pool Corp.	30,835,983
716,762	Valvoline, Inc.*	24,556,266
		211,201,475
	Consumer Durables & Apparel - 4.6%
926,200	Deckers Outdoor Corp.*	102,650,746
13,595	NVR, Inc.*	96,874,571
		199,525,317
	Consumer Services - 5.4%
89,398	Domino's Pizza, Inc.	43,838,097
161,947	DoorDash, Inc. Class A*	31,237,957
2,830,599	DraftKings, Inc. Class A*	94,230,641
588,486	Hyatt Hotels Corp. Class A	66,310,602
		235,617,297
	Consumer Staples Distribution & Retail - 1.0%
96,097	Casey's General Stores, Inc.	44,453,511
	Energy - 4.2%
463,974	Antero Resources Corp.*	16,160,214
407,108	EQT Corp.	20,127,420
734,691	Targa Resources Corp.	125,558,692
490,719	Viper Energy, Inc.	19,790,697
		181,637,023
	Equity Real Estate Investment Trusts (REITs) - 0.6%
244,696	Lamar Advertising Co. Class A, REIT	27,848,852
	Financial Services - 11.7%
443,938	Ares Management Corp. Class A	67,713,863
604,727	Hamilton Lane, Inc. Class A	93,424,274
504,062	Interactive Brokers Group, Inc. Class A	86,623,055
316,448	Morningstar, Inc.	90,099,075
4,363,285	Rocket Cos., Inc. Class A	56,330,009
823,671	Tradeweb Markets, Inc. Class A	113,913,699
		508,103,975
	Food, Beverage & Tobacco - 0.8%
1,014,249	Celsius Holdings, Inc.*	35,458,145
	Health Care Equipment & Services - 4.3%
92,258	IDEXX Laboratories, Inc.*	39,915,424
Shares or Principal Amount		Market Value†
COMMON STOCKS - 100.0% - (continued)
	Health Care Equipment & Services - 4.3% - (continued)
37,613	Molina Healthcare, Inc.*	$12,299,827
112,815	STERIS PLC	25,354,043
464,921	Veeva Systems, Inc. Class A*	108,647,388
		186,216,682
	Household & Personal Products - 0.6%
423,747	elf Beauty, Inc.*	26,217,227
	Insurance - 2.2%
24,536	Markel Group, Inc.*	44,621,170
346,050	RLI Corp.	25,611,161
377,285	Ryan Specialty Holdings, Inc.	24,715,940
		94,948,271
	Materials - 0.4%
913,462	Element Solutions, Inc.	18,643,759
	Media & Entertainment - 1.1%
929,866	Trade Desk, Inc. Class A*	49,868,714
	Pharmaceuticals, Biotechnology & Life Sciences - 6.0%
372,377	Bio-Techne Corp.	18,749,182
204,161	ICON PLC*	30,918,142
50,892	Mettler-Toledo International, Inc.*	54,483,449
509,144	Natera, Inc.*	76,845,104
232,791	Waters Corp.*	80,948,414
		261,944,291
	Semiconductors & Semiconductor Equipment - 4.4%
179,200	Entegris, Inc.	14,178,304
784,178	Marvell Technology, Inc.	45,772,470
485,805	MKS Instruments, Inc.	34,074,363
125,864	Monolithic Power Systems, Inc.	74,649,938
184,595	Onto Innovation, Inc.*	22,515,052
		191,190,127
	Software & Services - 24.4%
414,227	AppLovin Corp. Class A*	111,555,473
2,375,047	Clearwater Analytics Holdings, Inc. Class A*	54,008,569
458,787	Cloudflare, Inc. Class A*	55,412,294
3,541	Constellation Software, Inc.	12,761,444
243,330	CyberArk Software Ltd.*	85,691,093
309,005	Datadog, Inc. Class A*	31,567,951
25,035	Fair Isaac Corp.*	49,811,639
75,443	Gartner, Inc.*	31,767,538
198,812	Guidewire Software, Inc.*	40,710,733
142,952	HubSpot, Inc.*	87,415,148
34,156	MongoDB, Inc.*	5,880,639
2,590,817	Palantir Technologies, Inc. Class A*	306,856,366
898,307	Procore Technologies, Inc.*	57,572,496
271,822	PTC, Inc.*	42,124,255
124,801	Tyler Technologies, Inc.*	67,804,383
1,020,466	Unity Software, Inc.*	21,501,219
		1,062,441,240
	Technology Hardware & Equipment - 0.8%
230,750	CDW Corp.	37,049,220
	Transportation - 0.7%
210,325	Expeditors International of Washington, Inc.	23,116,821
31,057	Saia, Inc.*	7,577,908
		30,694,729
The accompanying notes are an integral part of these financial statements.

16

The Hartford MidCap Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 100.0% - (continued)
	Utilities - 2.7%
306,388	Atmos Energy Corp.		$49,215,105
532,600	Vistra Corp.		69,040,938
			118,256,043
	Total Common Stocks (cost $3,666,113,279)		$4,361,200,213
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 2,728,433	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $2,728,764; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,783,084		$2,728,433
	Total Short-Term Investments (cost $2,728,433)		$2,728,433
	Total Investments (cost $3,668,841,712)	100.1%	$4,363,928,646
	Other Assets and Liabilities	(0.1)%	(2,577,392)
	Net Assets	100.0%	$4,361,351,254
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$4,361,200,213	$4,361,200,213	$—	$—
Short-Term Investments	2,728,433	—	2,728,433	—
Total	$4,363,928,646	$4,361,200,213	$2,728,433	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

17

The Hartford MidCap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5%
	Automobiles & Components - 0.9%
70,001	Gentex Corp.	$1,524,622
760,292	Goodyear Tire & Rubber Co.*	8,271,977
		9,796,599
	Banks - 4.4%
526,787	Columbia Banking System, Inc.	11,810,565
125,604	M&T Bank Corp.	21,322,535
302,150	Synovus Financial Corp.	13,089,138
		46,222,238
	Capital Goods - 16.8%
315,320	Air Lease Corp.	14,744,363
108,432	Boise Cascade Co.	10,114,537
32,794	Curtiss-Wright Corp.	11,310,323
112,062	Dover Corp.	19,123,380
242,459	Fortune Brands Innovations, Inc.	13,049,143
71,933	IDEX Corp.	12,514,184
235,001	Ingersoll Rand, Inc.	17,726,125
88,844	JBT Marel Corp.	9,351,719
77,776	L3Harris Technologies, Inc.	17,112,276
86,908	Middleby Corp.*	11,589,182
332,849	Standardaero, Inc.*	8,993,580
75,327	WESCO International, Inc.	12,275,288
99,127	Westinghouse Air Brake Technologies Corp.	18,312,722
		176,216,822
	Commercial & Professional Services - 1.6%
197,523	TransUnion	16,386,508
	Consumer Discretionary Distribution & Retail - 3.2%
76,512	Dick's Sporting Goods, Inc.	14,364,363
139,730	Ross Stores, Inc.	19,422,470
		33,786,833
	Consumer Durables & Apparel - 3.0%
96,539	Lennar Corp. Class A	10,485,101
148,787	Skechers USA, Inc. Class A*	7,144,751
153,365	Somnigroup International, Inc.	9,364,467
228,061	Steven Madden Ltd.	4,789,281
		31,783,600
	Consumer Services - 1.4%
270,019	International Game Technology PLC	4,428,312
123,570	Wyndham Hotels & Resorts, Inc.	10,540,521
		14,968,833
	Consumer Staples Distribution & Retail - 3.2%
186,603	Kroger Co.	13,474,603
308,008	U.S. Foods Holding Corp.*	20,223,805
		33,698,408
	Energy - 6.3%
165,487	Antero Resources Corp.*	5,763,912
706,350	Coterra Energy, Inc.	17,347,956
117,388	Diamondback Energy, Inc.	15,496,390
321,035	EQT Corp.	15,871,970
113,101	Expand Energy Corp.	11,751,194
		66,231,422
	Equity Real Estate Investment Trusts (REITs) - 9.0%
138,113	Camden Property Trust REIT	15,717,259
124,422	Crown Castle, Inc. REIT	13,158,871
438,919	Essential Properties Realty Trust, Inc. REIT	14,120,024
274,929	Gaming & Leisure Properties, Inc. REIT	13,158,102
422,516	Kimco Realty Corp. REIT	8,441,870
389,616	UDR, Inc. REIT	16,317,118
508,558	Weyerhaeuser Co. REIT	13,176,738
		94,089,982
	Financial Services - 6.0%
53,352	Ares Management Corp. Class A	8,137,781
227,934	Nasdaq, Inc.	17,370,850
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.5% - (continued)
	Financial Services - 6.0% - (continued)
206,769	Stifel Financial Corp.	$17,718,036
141,898	TPG, Inc.	6,591,162
226,052	Voya Financial, Inc.	13,382,278
		63,200,107
	Food, Beverage & Tobacco - 1.9%
205,191	Archer-Daniels-Midland Co.	9,797,870
293,202	Keurig Dr. Pepper, Inc.	10,141,857
		19,939,727
	Health Care Equipment & Services - 6.0%
214,073	Acadia Healthcare Co., Inc.*	5,009,308
126,039	Cardinal Health, Inc.	17,808,050
174,274	Centene Corp.*	10,430,299
454,009	Integra LifeSciences Holdings Corp.*	7,441,208
197,639	LivaNova PLC*	7,312,643
82,800	Quest Diagnostics, Inc.	14,756,616
		62,758,124
	Insurance - 8.8%
1,776,495	Aegon Ltd.	11,422,863
208,573	American International Group, Inc.	17,002,871
45,471	Everest Group Ltd.	16,316,359
276,696	Kemper Corp.	16,358,268
141,149	MetLife, Inc.	10,638,400
67,244	Willis Towers Watson PLC	20,697,703
		92,436,464
	Materials - 5.9%
198,302	Freeport-McMoRan, Inc.	7,144,821
292,073	Ingevity Corp.*	9,632,568
119,832	PPG Industries, Inc.	13,044,911
63,864	Reliance, Inc.	18,407,521
256,302	Silgan Holdings, Inc.	13,237,998
		61,467,819
	Media & Entertainment - 1.5%
193,340	Cargurus, Inc.*	5,405,786
82,115	Live Nation Entertainment, Inc.*	10,876,132
		16,281,918
	Pharmaceuticals, Biotechnology & Life Sciences - 3.4%
119,067	Agilent Technologies, Inc.	12,811,609
57,649	ICON PLC*	8,730,365
535,747	Perrigo Co. PLC	13,779,413
		35,321,387
	Semiconductors & Semiconductor Equipment - 1.7%
487,251	Allegro MicroSystems, Inc.*	9,291,876
117,935	MKS Instruments, Inc.	8,271,961
		17,563,837
	Software & Services - 1.1%
43,096	Pegasystems, Inc.	3,968,280
48,616	PTC, Inc.*	7,534,021
		11,502,301
	Technology Hardware & Equipment - 2.6%
45,829	F5, Inc.*	12,132,769
428,158	Flex Ltd.*	14,702,946
		26,835,715
	Transportation - 1.1%
81,876	Ryder System, Inc.	11,271,869
	Utilities - 8.7%
91,213	Atmos Energy Corp.	14,651,544
371,298	NiSource, Inc.	14,521,465
474,826	PPL Corp.	17,331,149
193,248	Sempra	14,352,529
The accompanying notes are an integral part of these financial statements.

18

The Hartford MidCap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.5% - (continued)
	Utilities - 8.7% - (continued)
160,186	Spire, Inc.		$12,260,636
164,501	WEC Energy Group, Inc.		18,016,150
			91,133,473
	Total Common Stocks (cost $953,951,428)		$1,032,893,986
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 2,345,931	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $2,346,216; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,392,959		$2,345,931
	Total Short-Term Investments (cost $2,345,931)		$2,345,931
	Total Investments (cost $956,297,359)	98.7%	$1,035,239,917
	Other Assets and Liabilities	1.3%	13,321,622
	Net Assets	100.0%	$1,048,561,539
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$1,032,893,986	$1,032,893,986	$—	$—
Short-Term Investments	2,345,931	—	2,345,931	—
Total	$1,035,239,917	$1,032,893,986	$2,345,931	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

19

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.0%
	Banks - 2.2%
194,018	Commerce Bancshares, Inc.	$11,784,653
93,375	UMB Financial Corp.	8,830,474
		20,615,127
	Capital Goods - 12.4%
137,892	Advanced Drainage Systems, Inc.	15,649,363
175,343	BWX Technologies, Inc.	19,133,428
86,211	Dover Corp.	14,711,907
334,147	Hexcel Corp.	16,196,105
88,305	IDEX Corp.	15,362,421
196,559	Masco Corp.	11,913,441
112,114	Regal Rexnord Corp.	11,866,146
27,130	Trane Technologies PLC	10,399,200
		115,232,011
	Commercial & Professional Services - 9.4%
248,172	ExlService Holdings, Inc.*	12,031,379
85,346	Leidos Holdings, Inc.	12,561,224
885,012	Rentokil Initial PLC ADR	20,302,175
203,689	Robert Half, Inc.	9,023,423
59,747	Verisk Analytics, Inc.	17,710,803
81,570	Waste Connections, Inc.	16,120,679
		87,749,683
	Consumer Discretionary Distribution & Retail - 1.3%
55,380	Burlington Stores, Inc.*	12,462,715
	Consumer Durables & Apparel - 1.4%
56,549	Ralph Lauren Corp.	12,720,698
	Consumer Services - 3.5%
619,362	Aramark	20,705,272
126,250	Churchill Downs, Inc.	11,414,262
		32,119,534
	Energy - 2.5%
500,021	Coterra Energy, Inc.	12,280,516
82,102	Diamondback Energy, Inc.	10,838,285
		23,118,801
	Equity Real Estate Investment Trusts (REITs) - 7.3%
470,388	Brixmor Property Group, Inc. REIT	11,717,365
105,259	Lamar Advertising Co. Class A, REIT	11,979,527
387,863	Rexford Industrial Realty, Inc. REIT	12,838,265
54,771	SBA Communications Corp. REIT	13,331,261
257,248	Ventas, Inc. REIT	18,027,940
		67,894,358
	Financial Services - 3.9%
66,061	MarketAxess Holdings, Inc.	14,638,457
31,684	Morningstar, Inc.	9,021,068
90,367	Raymond James Financial, Inc.	12,383,894
		36,043,419
	Food, Beverage & Tobacco - 2.9%
58,511	Hershey Co.	9,782,454
228,636	McCormick & Co., Inc.	17,527,236
		27,309,690
	Health Care Equipment & Services - 7.8%
25,843	Chemed Corp.	15,027,963
186,246	Cooper Cos., Inc.*	15,210,711
161,767	Encompass Health Corp.	18,925,121
88,461	Masimo Corp.*	14,238,683
63,643	Teleflex, Inc.	8,722,273
		72,124,751
	Insurance - 7.8%
63,719	Arthur J Gallagher & Co.	20,434,046
108,808	Assurant, Inc.	20,971,654
Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.0% - (continued)
	Insurance - 7.8% - (continued)
94,513	Reinsurance Group of America, Inc.		$17,703,230
198,555	Ryan Specialty Holdings, Inc.		13,007,338
			72,116,268
	Materials - 3.9%
122,777	AptarGroup, Inc.		18,410,411
66,685	Avery Dennison Corp.		11,410,470
72,058	Westlake Corp.		6,660,321
			36,481,202
	Media & Entertainment - 4.7%
582,581	Match Group, Inc.		17,279,353
67,167	Take-Two Interactive Software, Inc.*		15,671,404
191,325	Trade Desk, Inc. Class A*		10,260,760
			43,211,517
	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
293,373	Exact Sciences Corp.*		13,389,544
66,699	West Pharmaceutical Services, Inc.		14,092,831
			27,482,375
	Semiconductors & Semiconductor Equipment - 1.7%
106,644	Entegris, Inc.		8,437,673
123,351	Marvell Technology, Inc.		7,199,998
			15,637,671
	Software & Services - 9.6%
201,454	Amdocs Ltd.		17,844,795
234,316	Dolby Laboratories, Inc. Class A		17,993,126
80,897	EPAM Systems, Inc.*		12,693,548
92,118	PTC, Inc.*		14,275,527
97,979	Twilio, Inc. Class A*		9,475,549
60,352	VeriSign, Inc.*		17,026,506
			89,309,051
	Technology Hardware & Equipment - 5.9%
186,449	Ciena Corp.*		12,521,915
144,535	Coherent Corp.*		9,296,491
121,510	Pure Storage, Inc. Class A*		5,511,694
33,368	Teledyne Technologies, Inc.*		15,550,489
46,269	Zebra Technologies Corp. Class A*		11,582,056
			54,462,645
	Utilities - 4.8%
199,900	Alliant Energy Corp.		12,201,896
184,141	Ameren Corp.		18,274,153
189,164	CMS Energy Corp.		13,931,929
			44,407,978
	Total Common Stocks (cost $736,190,792)		$890,499,494
	Total Investments (cost $736,190,792)	96.0%	$890,499,494
	Other Assets and Liabilities	4.0%	37,422,606
	Net Assets	100.0%	$927,922,100
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

20

Hartford Schroders US MidCap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$890,499,494	$890,499,494	$—	$—
Total	$890,499,494	$890,499,494	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

21

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5%
	Automobiles & Components - 1.0%
24,124	Patrick Industries, Inc.	$1,857,065
	Banks - 8.2%
100,904	First BanCorp	1,981,755
22,992	First Bancorp/Southern Pines NC	930,256
60,138	First Merchants Corp.	2,143,318
32,437	Pacific Premier Bancorp, Inc.	659,769
24,528	QCR Holdings, Inc.	1,593,094
96,959	Seacoast Banking Corp. of Florida	2,298,898
25,972	SouthState Corp.	2,253,850
44,290	TriCo Bancshares	1,708,708
66,669	United Community Banks, Inc.	1,840,731
		15,410,379
	Capital Goods - 14.9%
32,293	Albany International Corp. Class A	2,123,588
17,884	Enpro, Inc.	2,671,870
23,530	ESCO Technologies, Inc.	3,681,268
196,998	Hayward Holdings, Inc.*	2,625,983
30,178	Helios Technologies, Inc.	822,652
65,194	Hexcel Corp.	3,159,953
85,893	Kornit Digital Ltd.*	1,621,660
28,257	McGrath RentCorp	3,014,174
10,091	Moog, Inc. Class A	1,687,720
29,686	Primoris Services Corp.	1,780,269
18,145	Simpson Manufacturing Co., Inc.	2,788,705
36,364	V2X, Inc.*	1,809,473
		27,787,315
	Commercial & Professional Services - 6.5%
56,464	Interface, Inc.	1,061,523
21,917	Science Applications International Corp.	2,652,614
44,029	UL Solutions, Inc. Class A	2,518,019
94,909	Verra Mobility Corp.*	2,069,016
64,504	WNS Holdings Ltd.*	3,903,782
		12,204,954
	Consumer Discretionary Distribution & Retail - 1.3%
5,865	Group 1 Automotive, Inc.	2,367,290
	Consumer Durables & Apparel - 4.9%
7,318	Cavco Industries, Inc.*	3,613,995
44,845	Malibu Boats, Inc. Class A*	1,280,773
25,070	Oxford Industries, Inc.	1,218,402
22,496	PVH Corp.	1,551,774
164,900	Sonos, Inc.*	1,518,729
		9,183,673
	Consumer Staples Distribution & Retail - 1.6%
52,430	Chefs' Warehouse, Inc.*	2,986,937
	Energy - 3.2%
29,967	Cactus, Inc. Class A	1,136,948
72,004	Flowco Holdings, Inc. Class A*	1,391,117
8,986	Gulfport Energy Corp.*	1,550,085
161,417	Permian Resources Corp.	1,904,721
		5,982,871
	Equity Real Estate Investment Trusts (REITs) - 3.5%
158,853	Douglas Emmett, Inc. REIT	2,196,937
54,413	Smartstop Self Storage, Inc. REIT	1,912,073
43,542	Terreno Realty Corp. REIT	2,452,721
		6,561,731
	Financial Services - 4.8%
161,058	Compass Diversified Holdings	2,768,587
17,185	Houlihan Lokey, Inc.	2,785,345
123,437	P10, Inc. Class A	1,366,447
119,252	Perella Weinberg Partners	2,047,557
		8,967,936
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.5% - (continued)
	Food, Beverage & Tobacco - 1.3%
74,427	Darling Ingredients, Inc.*	$2,395,805
	Health Care Equipment & Services - 10.1%
65,409	Castle Biosciences, Inc.*	1,311,451
45,353	Haemonetics Corp.*	2,858,146
31,892	ICU Medical, Inc.*	4,356,128
15,697	iRhythm Technologies, Inc.*	1,677,852
47,898	Kestra Medical Technologies Ltd.*	1,152,426
377,001	NeoGenomics, Inc.*	2,410,922
89,570	Phreesia, Inc.*	2,235,667
41,265	U.S. Physical Therapy, Inc.	2,934,354
		18,936,946
	Insurance - 6.7%
28,289	Axis Capital Holdings Ltd.	2,724,797
58,102	Bowhead Specialty Holdings, Inc.*	2,335,119
77,223	Kemper Corp.	4,565,424
15,468	Reinsurance Group of America, Inc.	2,897,311
		12,522,651
	Materials - 6.1%
21,477	Balchem Corp.	3,362,224
102,714	Element Solutions, Inc.	2,096,393
91,700	Graphic Packaging Holding Co.	2,320,927
12,608	Hawkins, Inc.	1,535,402
25,013	Materion Corp.	2,076,329
		11,391,275
	Media & Entertainment - 0.8%
260,430	Stagwell, Inc.*	1,453,199
	Pharmaceuticals, Biotechnology & Life Sciences - 2.5%
62,951	Azenta, Inc.*	1,658,129
165,700	Evolus, Inc.*	1,888,980
7,848	Natera, Inc.*	1,184,499
		4,731,608
	Semiconductors & Semiconductor Equipment - 1.9%
22,983	MACOM Technology Solutions Holdings, Inc.*	2,384,486
34,255	Semtech Corp.*	1,070,469
		3,454,955
	Software & Services - 7.0%
36,886	ASGN, Inc.*	1,858,317
125,994	Box, Inc. Class A*	3,933,533
220,195	CCC Intelligent Solutions Holdings, Inc.*	2,039,006
10,009	Commvault Systems, Inc.*	1,672,804
136,435	LiveRamp Holdings, Inc.*	3,569,139
		13,072,799
	Technology Hardware & Equipment - 5.8%
25,304	Ciena Corp.*	1,699,417
39,705	Lumentum Holdings, Inc.*	2,344,183
151,969	Mirion Technologies, Inc.*	2,398,071
420,738	Viavi Solutions, Inc.*	4,451,408
		10,893,079
	Telecommunication Services - 1.6%
120,983	Iridium Communications, Inc.	2,919,320
	Utilities - 3.8%
19,883	Chesapeake Utilities Corp.	2,617,995
The accompanying notes are an integral part of these financial statements.

22

Hartford Schroders US Small Cap Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.5% - (continued)
	Utilities - 3.8% - (continued)
28,876	ONE Gas, Inc.		$2,267,055
38,337	SJW Group		2,175,241
			7,060,291
	Total Common Stocks (cost $144,880,786)		$182,142,079
	Total Investments (cost $144,880,786)	97.5%	$182,142,079
	Other Assets and Liabilities	2.5%	4,662,109
	Net Assets	100.0%	$186,804,188
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$182,142,079	$182,142,079	$—	$—
Total	$182,142,079	$182,142,079	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Small Cap Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 2.3%
20,657	Dorman Products, Inc.*	$2,340,438
25,876	Modine Manufacturing Co.*	2,112,517
21,246	Patrick Industries, Inc.	1,635,517
		6,088,472
	Banks - 0.9%
54,939	Synovus Financial Corp.	2,379,958
	Capital Goods - 15.0%
14,816	AeroVironment, Inc.*	2,244,920
4,335	Applied Industrial Technologies, Inc.	1,054,619
50,519	Archer Aviation, Inc. Class A*	420,823
53,856	Atmus Filtration Technologies, Inc.	1,867,188
38,838	AZEK Co., Inc.*	1,924,811
20,606	AZZ, Inc.	1,787,777
14,911	Boise Cascade Co.	1,390,898
17,462	Chart Industries, Inc.*	2,357,021
75,159	Fluor Corp.*	2,622,298
36,294	FTAI Aviation Ltd.	3,887,450
264,334	Hillman Solutions Corp.*	1,847,695
18,264	Moog, Inc. Class A	3,054,654
10,613	MYR Group, Inc.*	1,298,182
46,238	NEXTracker, Inc. Class A*	1,877,725
29,156	Primoris Services Corp.	1,748,485
26,216	Rocket Lab USA, Inc.*	571,247
33,067	Rush Enterprises, Inc. Class A	1,686,086
24,025	SPX Technologies, Inc.*	3,222,954
24,038	Tecnoglass, Inc.	1,713,188
4,272	Valmont Industries, Inc.	1,252,636
14,313	WESCO International, Inc.	2,332,446
		40,163,103
	Commercial & Professional Services - 8.7%
113,987	ACV Auctions, Inc. Class A*	1,674,469
5,814	CACI International, Inc. Class A*	2,662,056
35,951	Casella Waste Systems, Inc. Class A*	4,222,445
35,978	CBIZ, Inc.*	2,450,102
14,808	Clean Harbors, Inc.*	3,168,024
47,576	ExlService Holdings, Inc.*	2,306,484
10,451	Huron Consulting Group, Inc.*	1,408,690
40,761	Innodata, Inc.*	1,541,581
13,628	KBR, Inc.	719,695
143,036	Verra Mobility Corp.*	3,118,185
		23,271,731
	Consumer Discretionary Distribution & Retail - 1.1%
15,478	Boot Barn Holdings, Inc.*	1,614,974
12,626	Ollie's Bargain Outlet Holdings, Inc.*	1,339,745
		2,954,719
	Consumer Durables & Apparel - 2.8%
2,699	Cavco Industries, Inc.*	1,332,901
11,187	Installed Building Products, Inc.	1,855,140
34,530	Kontoor Brands, Inc.	2,076,979
46,193	Smith Douglas Homes Corp.*	898,454
44,212	YETI Holdings, Inc.*	1,262,253
		7,425,727
	Consumer Services - 2.7%
92,755	Sweetgreen, Inc. Class A*	1,806,867
54,339	Universal Technical Institute, Inc.*	1,524,752
6,604	Wingstop, Inc.	1,742,730
26,217	Wyndham Hotels & Resorts, Inc.	2,236,310
		7,310,659
	Consumer Staples Distribution & Retail - 2.1%
34,762	Chefs' Warehouse, Inc.*	1,980,391
20,457	Sprouts Farmers Market, Inc.*	3,498,147
		5,478,538
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Energy - 2.0%
33,632	Cactus, Inc. Class A	$1,275,998
9,523	Gulfport Energy Corp.*	1,642,717
30,465	Kodiak Gas Services, Inc.	1,036,115
37,752	Matador Resources Co.	1,492,714
		5,447,544
	Equity Real Estate Investment Trusts (REITs) - 1.7%
80,111	CareTrust, Inc. REIT	2,344,849
109,323	Independence Realty Trust, Inc. REIT	2,124,146
		4,468,995
	Financial Services - 5.6%
6,957	Evercore, Inc. Class A	1,428,203
20,616	FirstCash Holdings, Inc.	2,761,719
16,218	Hamilton Lane, Inc. Class A	2,505,519
20,463	Mr. Cooper Group, Inc.*	2,435,302
98,077	Remitly Global, Inc.*	1,983,117
29,941	StepStone Group, Inc. Class A	1,497,349
27,774	Stifel Financial Corp.	2,379,954
		14,991,163
	Food, Beverage & Tobacco - 0.6%
21,170	Freshpet, Inc.*	1,556,842
	Health Care Equipment & Services - 10.9%
36,125	Acadia Healthcare Co., Inc.*	845,325
45,900	AtriCure, Inc.*	1,372,869
19,358	Encompass Health Corp.	2,264,692
33,806	Ensign Group, Inc.	4,360,636
15,610	GeneDx Holdings Corp.*	1,043,528
19,747	Glaukos Corp.*	1,861,155
41,576	HealthEquity, Inc.*	3,563,895
19,261	Hims & Hers Health, Inc.*	637,539
18,601	iRhythm Technologies, Inc.*	1,988,261
27,920	Lantheus Holdings, Inc.*	2,913,173
26,858	Merit Medical Systems, Inc.*	2,536,738
82,451	Option Care Health, Inc.*	2,663,992
40,723	RadNet, Inc.*	2,133,071
10,371	TransMedics Group, Inc.*	954,236
		29,139,110
	Household & Personal Products - 2.7%
30,935	BellRing Brands, Inc.*	2,386,326
22,109	Interparfums, Inc.	2,414,303
10,682	WD-40 Co.	2,439,341
		7,239,970
	Insurance - 0.9%
11,500	SiriusPoint Ltd.*	193,200
1,214	White Mountains Insurance Group Ltd.	2,145,684
		2,338,884
	Materials - 4.3%
40,126	ATI, Inc.*	2,182,052
69,368	Axalta Coating Systems Ltd.*	2,254,460
39,721	Cabot Corp.	3,119,688
9,387	Carpenter Technology Corp.	1,836,191
28,541	Commercial Metals Co.	1,271,216
19,799	FMC Corp.	829,974
		11,493,581
	Media & Entertainment - 1.3%
46,705	Atlanta Braves Holdings, Inc. Class C*	1,861,662
54,722	Cargurus, Inc.*	1,530,027
		3,391,689
	Pharmaceuticals, Biotechnology & Life Sciences - 14.0%
21,053	Akero Therapeutics, Inc.*	960,227
143,187	Amicus Therapeutics, Inc.*	1,099,676
21,173	Apellis Pharmaceuticals, Inc.*	406,733
19,093	Apogee Therapeutics, Inc.*	749,400
The accompanying notes are an integral part of these financial statements.

24

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.0% - (continued)
56,679	Avidity Biosciences, Inc.*	$1,850,569
18,466	Axsome Therapeutics, Inc.*	2,073,547
18,921	Biohaven Ltd.*	418,533
20,597	Blueprint Medicines Corp.*	1,843,432
50,690	Celldex Therapeutics, Inc.*	1,055,873
32,724	CG oncology, Inc.*	881,585
43,991	Crinetics Pharmaceuticals, Inc.*	1,468,859
23,914	Cytokinetics, Inc.*	1,024,476
17,050	Disc Medicine, Inc.*	842,611
35,003	Insmed, Inc.*	2,520,216
20,180	Ionis Pharmaceuticals, Inc.*	619,728
27,625	Kymera Therapeutics, Inc.*	946,709
36,010	MBX Biosciences, Inc.*	377,745
14,977	Nuvalent, Inc. Class A*	1,149,485
30,007	Protagonist Therapeutics, Inc.*	1,374,921
36,792	PTC Therapeutics, Inc.*	1,833,713
43,117	Revolution Medicines, Inc.*	1,741,064
37,067	Scholar Rock Holding Corp.*	1,219,875
17,028	Soleno Therapeutics, Inc.*	1,274,716
29,221	Spyre Therapeutics, Inc.*	445,036
21,983	Structure Therapeutics, Inc. ADR*	593,541
56,995	TG Therapeutics, Inc.*	2,593,842
17,507	Ultragenyx Pharmaceutical, Inc.*	682,423
44,530	Vaxcyte, Inc.*	1,595,955
42,278	Veracyte, Inc.*	1,289,479
31,447	Vericel Corp.*	1,195,615
16,788	Verona Pharma PLC ADR*	1,209,911
		37,339,495
	Semiconductors & Semiconductor Equipment - 3.5%
19,594	Cirrus Logic, Inc.*	1,881,808
40,488	Credo Technology Group Holding Ltd.*	1,743,008
9,042	MACOM Technology Solutions Holdings, Inc.*	938,108
18,932	MKS Instruments, Inc.	1,327,890
12,956	Onto Innovation, Inc.*	1,580,243
38,650	Rambus, Inc.*	1,885,734
		9,356,791
	Software & Services - 11.1%
58,402	ACI Worldwide, Inc.*	3,116,331
20,058	Agilysys, Inc.*	1,491,312
5,165	Appfolio, Inc. Class A*	1,066,676
69,878	Aurora Innovation, Inc.*	505,917
120,337	AvePoint, Inc.*	1,967,510
30,620	Bill Holdings, Inc.*	1,395,353
252,532	CCC Intelligent Solutions Holdings, Inc.*	2,338,446
107,621	Clearwater Analytics Holdings, Inc. Class A*	2,447,302
17,203	Commvault Systems, Inc.*	2,875,137
85,347	Grid Dynamics Holdings, Inc.*	1,208,514
34,172	Intapp, Inc.*	1,854,173
139,350	Jamf Holding Corp.*	1,612,279
24,637	Pegasystems, Inc.	2,268,575
25,785	Sprout Social, Inc. Class A*	539,164
16,089	SPS Commerce, Inc.*	2,308,932
47,999	Unity Software, Inc.*	1,011,339
38,052	Varonis Systems, Inc.*	1,630,148
		29,637,108
	Technology Hardware & Equipment - 3.3%
6,217	Fabrinet*	1,274,858
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.9% - (continued)
	Technology Hardware & Equipment - 3.3% - (continued)
15,418	Insight Enterprises, Inc.*		$2,132,001
21,097	Lumentum Holdings, Inc.*		1,245,567
60,827	Napco Security Technologies, Inc.		1,389,897
20,323	PAR Technology Corp.*		1,186,863
141,500	Viavi Solutions, Inc.*		1,497,070
			8,726,256
	Transportation - 0.6%
12,306	Ryder System, Inc.		1,694,167
	Utilities - 0.8%
15,375	Chesapeake Utilities Corp.		2,024,426
	Total Common Stocks (cost $239,184,983)		$263,918,928
EXCHANGE-TRADED FUNDS - 0.4%
	Other Investment Pools & Funds - 0.4%
4,114	iShares Russell 2000 Growth ETF		$1,043,104
	Total Exchange-Traded Funds (cost $956,426)		$1,043,104
	Total Long-Term Investments (cost $240,141,409)		$264,962,032
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 262,569	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $262,601; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $267,959		$262,569
	Total Short-Term Investments (cost $262,569)		$262,569
	Total Investments (cost $240,403,978)	99.4%	$265,224,601
	Other Assets and Liabilities	0.6%	1,694,302
	Net Assets	100.0%	$266,918,903
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Small Cap Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$263,918,928	$263,918,928	$—	$—
Exchange-Traded Funds	1,043,104	1,043,104	—	—
Short-Term Investments	262,569	—	262,569	—
Total	$265,224,601	$264,962,032	$262,569	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Small Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.1%
	Automobiles & Components - 1.5%
61,690	Phinia, Inc.	$2,476,854
	Banks - 18.5%
99,902	Atlantic Union Bankshares Corp.	2,767,285
66,245	Bank OZK	2,822,037
128,084	Cadence Bank	3,747,738
116,955	Columbia Banking System, Inc.	2,622,131
182,639	CVB Financial Corp.	3,386,127
126,162	First Hawaiian, Inc.	2,884,063
106,215	First Interstate BancSystem, Inc. Class A	2,782,302
198,570	FNB Corp.	2,599,281
137,404	Home BancShares, Inc.	3,812,961
113,372	Pacific Premier Bancorp, Inc.	2,305,987
		29,729,912
	Capital Goods - 7.0%
64,263	Air Lease Corp.	3,004,938
123,282	Kennametal, Inc.	2,401,533
37,180	MSC Industrial Direct Co., Inc. Class A	2,843,527
84,435	Spirit AeroSystems Holdings, Inc. Class A*	3,039,660
		11,289,658
	Commercial & Professional Services - 7.2%
141,233	CoreCivic, Inc.*	3,197,515
68,485	Loomis AB	2,850,443
152,482	MillerKnoll, Inc.	2,500,705
37,262	TriNet Group, Inc.	2,918,733
		11,467,396
	Consumer Durables & Apparel - 9.1%
68,668	Carter's, Inc.	2,269,477
46,357	Helen of Troy Ltd.*	1,291,506
349,930	Leggett & Platt, Inc.	3,366,327
77,382	Malibu Boats, Inc. Class A*	2,210,030
117,351	Steven Madden Ltd.	2,464,371
75,512	Sturm Ruger & Co., Inc.	3,070,318
		14,672,029
	Consumer Services - 5.4%
29,110	Adtalem Global Education, Inc.*	3,091,482
59,311	Cracker Barrel Old Country Store, Inc.	2,532,580
39,192	Monarch Casino & Resort, Inc.	3,064,422
		8,688,484
	Energy - 2.9%
112,415	ChampionX Corp.	2,712,574
233,297	Select Water Solutions, Inc.	1,987,690
		4,700,264
	Equity Real Estate Investment Trusts (REITs) - 3.2%
267,006	Pebblebrook Hotel Trust REIT	2,416,404
463,440	Piedmont Office Realty Trust, Inc. Class A, REIT	2,738,931
		5,155,335
	Financial Services - 11.3%
65,789	Bread Financial Holdings, Inc.	3,121,688
106,468	EZCORP, Inc. Class A*	1,742,881
240,753	Navient Corp.	2,980,522
105,010	PROG Holdings, Inc.	2,768,064
110,897	Radian Group, Inc.	3,542,050
354,133	Repay Holdings Corp.*	1,416,532
227,291	Rithm Capital Corp. REIT	2,541,114
		18,112,851
	Food, Beverage & Tobacco - 1.8%
158,623	WK Kellogg Co.	2,844,110
	Health Care Equipment & Services - 4.2%
129,296	Integra LifeSciences Holdings Corp.*	2,119,161
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.1% - (continued)
	Health Care Equipment & Services - 4.2% - (continued)
87,464	Omnicell, Inc.*		$2,734,125
451,445	Veradigm, Inc.*		1,918,641
			6,771,927
	Household & Personal Products - 1.5%
88,675	Energizer Holdings, Inc.		2,397,772
	Insurance - 5.2%
43,567	Kemper Corp.		2,575,681
333,853	Lancashire Holdings Ltd.		2,512,945
189,747	SiriusPoint Ltd.*		3,187,749
			8,276,375
	Materials - 3.5%
34,659	Kaiser Aluminum Corp.		2,234,119
160,605	Mativ Holdings, Inc.		820,692
61,735	Sonoco Products Co.		2,531,135
			5,585,946
	Media & Entertainment - 1.7%
473,639	National CineMedia, Inc.*		2,713,951
	Pharmaceuticals, Biotechnology & Life Sciences - 1.3%
74,861	Pacira BioSciences, Inc.*		2,013,761
	Semiconductors & Semiconductor Equipment - 3.5%
127,836	Ichor Holdings Ltd.*		2,528,596
61,274	Silicon Motion Technology Corp. ADR		3,033,063
			5,561,659
	Software & Services - 4.4%
204,097	Adeia, Inc.		2,512,434
225,593	NCR Voyix Corp.*		1,933,332
348,180	Xperi, Inc.*		2,573,050
			7,018,816
	Utilities - 3.9%
45,340	Spire, Inc.		3,470,324
82,871	UGI Corp.		2,717,340
			6,187,664
	Total Common Stocks (cost $155,519,352)		$155,664,764
EXCHANGE-TRADED FUNDS - 2.5%
	Other Investment Pools & Funds - 2.5%
27,528	iShares Russell 2000 Value ETF		$3,986,054
	Total Exchange-Traded Funds (cost $4,163,431)		$3,986,054
	Total Long-Term Investments (cost $159,682,783)		$159,650,818
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
$ 101,753	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $101,765; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $103,893		$101,753
	Total Short-Term Investments (cost $101,753)		$101,753
	Total Investments (cost $159,784,536)	99.7%	$159,752,571
	Other Assets and Liabilities	0.3%	491,098
	Net Assets	100.0%	$160,243,669
The accompanying notes are an integral part of these financial statements.

27

Hartford Small Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$155,664,764	$150,301,376	$5,363,388	$—
Exchange-Traded Funds	3,986,054	3,986,054	—	—
Short-Term Investments	101,753	—	101,753	—
Total	$159,752,571	$154,287,430	$5,465,141	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Small Company Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7%
	Automobiles & Components - 0.6%
41,606	Visteon Corp.*	$3,294,779
	Banks - 1.1%
210,918	Cadence Bank	6,171,461
	Capital Goods - 16.7%
32,423	Acuity, Inc.	7,898,567
238,082	Ameresco, Inc. Class A*	2,530,812
85,660	Applied Industrial Technologies, Inc.	20,839,365
310,045	AZEK Co., Inc.*	15,365,830
8,472	Comfort Systems USA, Inc.	3,368,044
18,336	Curtiss-Wright Corp.	6,323,903
207,572	Fluor Corp.*	7,242,187
58,368	FTAI Aviation Ltd.	6,251,796
135,744	NEXTracker, Inc. Class A*	5,512,564
138,796	Rush Enterprises, Inc. Class A	7,077,208
367,959	Shoals Technologies Group, Inc. Class A*	1,328,332
306,886	Zurn Elkay Water Solutions Corp.	10,421,848
		94,160,456
	Commercial & Professional Services - 9.5%
103,366	Casella Waste Systems, Inc. Class A*	12,140,337
336,853	ExlService Holdings, Inc.*	16,330,633
77,999	GEO Group, Inc.*	2,439,809
55,640	TriNet Group, Inc.	4,358,281
626,671	Verra Mobility Corp.*	13,661,428
72,386	WNS Holdings Ltd.*	4,380,801
		53,311,289
	Consumer Discretionary Distribution & Retail - 3.0%
62,861	Boot Barn Holdings, Inc.*	6,558,917
62,727	Global-e Online Ltd.*	2,252,526
63,860	Ollie's Bargain Outlet Holdings, Inc.*	6,776,185
26,907	Tory Burch LLC*(1)(2)	1,273,260
		16,860,888
	Consumer Durables & Apparel - 1.9%
124,053	Champion Homes, Inc.*	10,730,585
	Consumer Services - 5.2%
892,679	Genius Sports Ltd.*	9,632,007
120,694	H&R Block, Inc.	7,286,297
94,505	Life Time Group Holdings, Inc.*	2,897,523
42,634	Stride, Inc.*	6,064,687
94,388	Sweetgreen, Inc. Class A*	1,838,678
6,588	Wingstop, Inc.	1,738,507
		29,457,699
	Consumer Staples Distribution & Retail - 1.3%
41,997	Sprouts Farmers Market, Inc.*	7,181,487
	Energy - 2.0%
85,104	Cactus, Inc. Class A	3,228,846
193,781	Viper Energy, Inc.	7,815,187
		11,044,033
	Equity Real Estate Investment Trusts (REITs) - 3.2%
276,149	American Healthcare, Inc. REIT	8,914,090
267,864	Phillips Edison & Co., Inc. REIT	9,294,881
		18,208,971
	Financial Services - 4.5%
236,769	HA Sustainable Infrastructure Capital, Inc.	5,914,490
57,935	Hamilton Lane, Inc. Class A	8,950,378
72,813	PJT Partners, Inc. Class A	10,318,330
		25,183,198
	Food, Beverage & Tobacco - 0.3%
21,348	Freshpet, Inc.*	1,569,932
	Health Care Equipment & Services - 9.4%
603,873	Alignment Healthcare, Inc.*	10,700,629
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Health Care Equipment & Services - 9.4% - (continued)
75,941	GeneDx Holdings Corp.*	$5,076,656
75,759	Glaukos Corp.*	7,140,286
94,180	HealthEquity, Inc.*	8,073,110
163,175	Hims & Hers Health, Inc.*	5,401,092
55,024	Lantheus Holdings, Inc.*	5,741,204
28,271	PACS Group, Inc.*	272,250
101,537	PROCEPT BioRobotics Corp.*	5,480,967
53,662	TransMedics Group, Inc.*	4,937,441
		52,823,635
	Household & Personal Products - 1.3%
93,628	BellRing Brands, Inc.*	7,222,464
	Insurance - 2.0%
193,052	Beazley PLC	2,287,409
527,829	SiriusPoint Ltd.*	8,867,527
		11,154,936
	Materials - 2.1%
153,984	Cabot Corp.	12,093,903
	Media & Entertainment - 2.6%
184,944	Cargurus, Inc.*	5,171,034
176,002	Criteo SA ADR*	5,994,628
114,688	Ziff Davis, Inc.*	3,386,737
		14,552,399
	Pharmaceuticals, Biotechnology & Life Sciences - 14.1%
62,448	Akero Therapeutics, Inc.*	2,848,253
305,662	Amicus Therapeutics, Inc.*	2,347,484
46,510	Apellis Pharmaceuticals, Inc.*	893,457
61,424	Apogee Therapeutics, Inc.*	2,410,892
98,271	Avidity Biosciences, Inc.*	3,208,548
20,244	Axsome Therapeutics, Inc.*	2,273,199
59,200	Biohaven Ltd.*	1,309,504
50,317	Blueprint Medicines Corp.*	4,503,371
130,281	Celldex Therapeutics, Inc.*	2,713,753
119,245	Crinetics Pharmaceuticals, Inc.*	3,981,591
71,652	Cytokinetics, Inc.*	3,069,572
60,710	Disc Medicine, Inc.*	3,000,288
97,373	Insmed, Inc.*	7,010,856
30,774	Janux Therapeutics, Inc.*	1,021,697
49,766	Kymera Therapeutics, Inc.*	1,705,481
36,061	Merus NV*	1,641,136
47,372	Nurix Therapeutics, Inc.*	546,199
47,689	Nuvalent, Inc. Class A*	3,660,131
68,091	Protagonist Therapeutics, Inc.*	3,119,930
38,157	Prothena Corp. PLC*	351,044
77,428	PTC Therapeutics, Inc.*	3,859,011
141,655	Revolution Medicines, Inc.*	5,720,029
74,836	Scholar Rock Holding Corp.*	2,462,853
24,872	Soleno Therapeutics, Inc.*	1,861,918
57,142	Structure Therapeutics, Inc. ADR*	1,542,834
83,849	Vaxcyte, Inc.*	3,005,148
74,344	Vericel Corp.*	2,826,559
89,194	Verona Pharma PLC ADR*	6,428,212
		79,322,950
	Semiconductors & Semiconductor Equipment - 2.9%
65,689	Credo Technology Group Holding Ltd.*	2,827,911
44,320	MKS Instruments, Inc.	3,108,605
54,245	SiTime Corp.*	7,966,421
17,428	Universal Display Corp.	2,189,480
		16,092,417
	Software & Services - 7.4%
48,368	Agilysys, Inc.*	3,596,161
700,993	AvePoint, Inc.*	11,461,235
352,767	Clearwater Analytics Holdings, Inc. Class A*	8,021,922
38,163	CyberArk Software Ltd.*	13,439,482
The accompanying notes are an integral part of these financial statements.

29

The Hartford Small Company Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.7% - (continued)
	Software & Services - 7.4% - (continued)
137,076	Freshworks, Inc. Class A*		$2,024,612
55,457	Intapp, Inc.*		3,009,097
			41,552,509
	Technology Hardware & Equipment - 2.6%
129,799	Calix, Inc.*		5,310,077
47,371	Novanta, Inc.*		5,630,517
64,635	PAR Technology Corp.*		3,774,684
			14,715,278
	Total Common Stocks (cost $447,712,119)		$526,705,269
EXCHANGE-TRADED FUNDS - 4.9%
	Other Investment Pools & Funds - 4.9%
108,822	iShares Russell 2000 Growth ETF		$27,591,818
	Total Exchange-Traded Funds (cost $25,890,312)		$27,591,818
	Total Long-Term Investments (cost $473,602,431)		$554,297,087
SHORT-TERM INVESTMENTS - 0.3%
	Repurchase Agreements - 0.3%
$ 1,588,874	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,589,067; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,620,672		$1,588,874
	Total Short-Term Investments (cost $1,588,874)		$1,588,874
	Total Investments (cost $475,191,305)	98.9%	$555,885,961
	Other Assets and Liabilities	1.1%	5,958,435
	Net Assets	100.0%	$561,844,396
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,273,260 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
11/2013	Tory Burch LLC	26,907	$2,108,912	$1,273,260

(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$526,705,269	$523,144,600	$2,287,409	$1,273,260
Exchange-Traded Funds	27,591,818	27,591,818	—	—
Short-Term Investments	1,588,874	—	1,588,874	—
Total	$555,885,961	$550,736,418	$3,876,283	$1,273,260

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

30

Hartford Domestic Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Index Abbreviations:
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

31

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Assets:
Investments in securities, at market value(1)	$5,496,117,057	$9,869,410,206	$17,008,470,281	$4,633,350,816	$5,077,991,328	$858,340,620
Repurchase agreements	16,946,858	10,176,872	8,153,335	25,599,589	20,680,037	191,730
Cash	66,262,134	39,540,344	31,744,025	99,268,229	80,515,781	829,276
Cash collateral due from broker on futures contracts	6,722,618	—	—	—	—	—
Foreign currency	—	—	2,370,537	649	—	336,231
Receivables:
Investment securities sold	15,980,508	12,348,933	—	24,983,326	—	2,038,283
Fund shares sold	581,666	12,055,579	11,330,528	2,676,312	2,190,639	101,700
Dividends and interest	2,310,400	4,214,623	9,191,577	2,979,131	370,991	456,031
Securities lending income	2,065	—	5,533	—	—	—
Variation margin on futures contracts	65,946	—	—	—	—	—
Tax reclaims	381,665	—	7,582,145	3,040,965	55,282	509,720
Other assets	104,780	207,814	218,520	106,851	136,537	123,947
Total assets	5,605,475,697	9,947,954,371	17,079,066,481	4,792,005,868	5,181,940,595	862,927,538
Liabilities:
Obligation to return securities lending collateral	594,750	—	52,991,250	—	—	—
Payables:
Investment securities purchased	19,047,405	—	—	1,351,100	21,304,723	—
Fund shares redeemed	3,714,289	6,003,295	12,241,504	2,673,353	3,575,884	586,935
Investment management fees	2,990,255	2,628,812	8,225,476	2,384,558	2,834,676	613,999
Transfer agent fees	1,340,030	1,493,828	2,412,200	839,648	1,054,556	283,291
Accounting services fees	237,851	394,272	694,692	204,770	197,503	52,275
Chief Compliance Officer fees	6,279	10,643	18,624	5,232	5,384	1,065
Board of Directors' fees	20,689	34,047	62,569	18,228	15,584	3,972
Distribution fees	92,773	66,450	115,074	44,646	66,395	13,822
Accrued expenses	186,310	245,018	440,942	167,184	135,754	58,983
Total liabilities	28,230,631	10,876,365	77,202,331	7,688,719	29,190,459	1,614,342
Net assets	$5,577,245,066	$9,937,078,006	$17,001,864,150	$4,784,317,149	$5,152,750,136	$861,313,196
Summary of Net Assets:
Capital stock and paid-in-capital	$4,260,397,516	$5,084,584,214	$11,553,788,167	$3,776,924,857	$3,533,558,553	$627,831,172
Distributable earnings (loss)	1,316,847,550	4,852,493,792	5,448,075,983	1,007,392,292	1,619,191,583	233,482,024
Net assets	$5,577,245,066	$9,937,078,006	$17,001,864,150	$4,784,317,149	$5,152,750,136	$861,313,196
Shares authorized	1,540,000,000	825,000,000	1,405,000,000	825,000,000	19,850,000,000	485,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0001	$0.0010
Class A:Net asset value per share	$39.25	$50.14	$32.65	$20.02	$53.47	$34.40
Maximum offering price per share	41.53	53.06	34.55	21.19	56.58	36.40
Shares outstanding	108,338,505	36,831,090	144,531,332	89,920,172	52,511,917	15,863,834
Net Assets	$4,251,840,770	$1,846,664,090	$4,718,956,357	$1,799,792,633	$2,807,811,175	$545,665,297
Class C:Net asset value per share	$22.81	$44.34	$30.98	$19.89	$52.80	$23.11
Shares outstanding	2,256,413	6,739,068	5,800,395	3,792,391	1,506,020	1,036,537
Net Assets	$51,473,893	$298,789,997	$179,681,750	$75,433,563	$79,522,152	$23,957,541
Class I:Net asset value per share	$39.60	$50.34	$32.41	$19.82	$59.58	$37.73
Shares outstanding	11,956,636	56,296,510	126,566,320	65,447,317	18,921,192	5,690,091
Net Assets	$473,494,220	$2,833,685,808	$4,102,330,994	$1,296,955,831	$1,127,306,856	$214,712,365
Class R3:Net asset value per share	$46.16	$51.04	$33.34	$20.09	$52.20	$34.99
Shares outstanding	562,826	1,019,351	1,543,391	985,966	610,517	463,880
Net Assets	$25,981,610	$52,032,046	$51,459,402	$19,803,506	$31,869,895	$16,230,745
Class R4:Net asset value per share	$49.04	$52.20	$33.69	$20.12	$59.13	$38.59
Shares outstanding	396,879	2,035,536	2,467,422	1,875,880	838,987	207,023
Net Assets	$19,464,552	$106,248,364	$83,116,751	$37,747,191	$49,605,310	$7,988,699
Class R5:Net asset value per share	$50.50	$50.83	$33.88	$20.29	$65.50	$42.01
Shares outstanding	351,780	2,684,158	3,584,713	2,343,113	123,969	40,904
Net Assets	$17,763,257	$136,440,799	$121,448,767	$47,538,310	$8,119,636	$1,718,516
The accompanying notes are an integral part of these financial statements.

32

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Class R6:Net asset value per share	$50.96	$51.11	$33.88	$20.37	$67.71	$42.96
Shares outstanding	561,218	22,221,468	29,585,823	9,313,779	438,312	133,858
Net Assets	$28,598,001	$1,135,641,462	$1,002,322,339	$189,715,797	$29,677,394	$5,751,174
Class Y:Net asset value per share	$51.01	$51.09	$33.88	$20.38	$67.36	$42.77
Shares outstanding	455,709	7,974,419	14,435,318	4,499,342	1,514,624	495,248
Net Assets	$23,247,944	$407,448,819	$489,120,041	$91,681,052	$102,022,138	$21,183,757
Class F:Net asset value per share	$39.59	$50.38	$32.38	$19.81	$60.22	$38.07
Shares outstanding	17,311,224	61,937,829	193,125,702	61,855,308	15,224,395	633,234
Net Assets	$685,380,819	$3,120,126,621	$6,253,427,749	$1,225,649,266	$916,815,580	$24,105,102
Cost of investments	$4,226,760,295	$5,589,456,154	$12,219,754,295	$3,959,162,013	$3,727,459,798	$608,445,237
Cost of foreign currency	$—	$—	$2,369,909	$629	$—	$377,807
(1) Includes Investment in securities on loan, at market value	$580,110	$—	$51,686,850	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

33

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Assets:
Investments in securities, at market value	$4,361,200,213	$1,032,893,986	$890,499,494	$182,142,079	$264,962,032	$159,650,818
Repurchase agreements	2,728,433	2,345,931	—	—	262,569	101,753
Cash	13,201,472	9,097,413	28,411,098	4,915,545	1,174,402	398,267
Receivables:
From affiliates	—	—	—	10,570	—	6,272
Investment securities sold	—	13,202,824	9,507,428	228,727	703,519	—
Fund shares sold	1,416,965	1,019,447	745,410	44,811	652,005	206,336
Dividends and interest	1,584,599	175,150	485,840	24,454	5,412	41,528
Other assets	103,809	136,893	91,249	75,647	72,221	73,226
Total assets	4,380,235,491	1,058,871,644	929,740,519	187,441,833	267,832,160	160,478,200
Liabilities:
Payables:
Investment securities purchased	—	8,524,312	—	234,856	477,950	—
Fund shares redeemed	14,826,310	857,186	926,814	172,737	107,101	70,759
Investment management fees	2,503,999	591,834	565,170	137,474	177,164	91,486
Transfer agent fees	935,634	180,803	218,077	50,017	104,124	39,287
Accounting services fees	215,662	46,576	43,350	11,075	15,997	5,800
Chief Compliance Officer fees	5,471	1,078	1,001	239	347	125
Board of Directors' fees	20,068	3,563	3,380	875	1,346	400
Distribution fees	42,916	8,579	5,687	949	3,166	1,101
Accrued expenses	334,177	96,174	54,940	29,423	26,062	25,573
Total liabilities	18,884,237	10,310,105	1,818,419	637,645	913,257	234,531
Net assets	$4,361,351,254	$1,048,561,539	$927,922,100	$186,804,188	$266,918,903	$160,243,669
Summary of Net Assets:
Capital stock and paid-in-capital	$3,147,505,481	$1,033,029,353	$698,992,494	$137,368,368	$229,397,484	$158,447,483
Distributable earnings (loss)	1,213,845,773	15,532,186	228,929,606	49,435,820	37,521,419	1,796,186
Net assets	$4,361,351,254	$1,048,561,539	$927,922,100	$186,804,188	$266,918,903	$160,243,669
Shares authorized	1,105,000,000	485,000,000	500,000,000	500,000,000	22,100,000,000	860,000,000
Par value	$0.0050	$0.0010	$0.0001	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$23.06	$14.19	$17.02	$25.48	$33.77	$10.93
Maximum offering price per share	24.40	15.02	18.01	26.96	35.74	11.57
Shares outstanding	74,446,063	27,395,708	11,086,381	1,142,010	4,001,946	4,366,938
Net Assets	$1,716,612,651	$388,712,254	$188,689,390	$29,100,047	$135,138,725	$47,719,659
Class C:Net asset value per share	$23.17	$9.70	$16.66	$25.00	$35.29	$9.07
Shares outstanding	2,845,269	310,909	1,286,747	139,401	32,878	123,050
Net Assets	$65,933,279	$3,017,169	$21,438,253	$3,484,572	$1,160,166	$1,116,476
Class I:Net asset value per share	$24.74	$14.43	$18.02	$27.46	$37.41	$10.95
Shares outstanding	26,699,678	11,117,460	26,850,031	4,026,506	1,077,418	1,095,355
Net Assets	$660,527,474	$160,442,891	$483,807,131	$110,567,220	$40,310,908	$11,991,896
Class R3:Net asset value per share	$26.99	$15.34	$17.39	$26.31	$32.45	$11.51
Shares outstanding	1,578,827	411,139	97,296	45,329	141,061	48,168
Net Assets	$42,606,817	$6,307,642	$1,691,690	$1,192,618	$4,577,313	$554,175
Class R4:Net asset value per share	$29.41	$15.96	$17.85	$27.01	$36.24	$11.71
Shares outstanding	1,032,105	270,627	29,876	18,858	153,842	14,116
Net Assets	$30,358,831	$4,317,929	$533,292	$509,288	$5,574,597	$165,341
Class R5:Net asset value per share	$31.36	$16.29	$17.98	$27.46	$40.43	$11.67
Shares outstanding	1,017,153	153,132	41,446	7,615	24,087	6,401
Net Assets	$31,897,355	$2,494,039	$745,321	$209,112	$973,784	$74,709
Class R6:Net asset value per share	$32.07	$14.43	$—	$—	$41.69	$11.67
Shares outstanding	7,417,773	286,365	—	—	864,016	801,264
Net Assets	$237,895,080	$4,132,807	$—	$—	$36,016,671	$9,348,915
The accompanying notes are an integral part of these financial statements.

34

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Class Y:Net asset value per share	$31.89	$16.35	$18.01	$27.49	$41.65	$11.64
Shares outstanding	3,508,285	351,800	2,549,653	252,434	303,542	5,498,701
Net Assets	$111,887,309	$5,750,979	$45,912,566	$6,938,282	$12,641,100	$64,015,842
Class F:Net asset value per share	$24.99	$14.44	$18.03	$27.60	$37.84	$10.93
Shares outstanding	58,563,838	32,794,195	7,169,092	455,404	806,802	2,309,852
Net Assets	$1,463,632,458	$473,385,829	$129,241,702	$12,570,848	$30,525,639	$25,256,656
Class SDR:Net asset value per share	$—	$—	$18.07	$27.64	$—	$—
Shares outstanding	—	—	3,091,421	804,293	—	—
Net Assets	$—	$—	$55,862,755	$22,232,201	$—	$—
Cost of investments	$3,668,841,712	$956,297,359	$736,190,792	$144,880,786	$240,403,978	$159,784,536
The accompanying notes are an integral part of these financial statements.

35

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

The Hartford Small Company Fund
Assets:
Investments in securities, at market value	$554,297,087
Repurchase agreements	1,588,874
Cash	6,252,686
Receivables:
Investment securities sold	259,229
Fund shares sold	326,118
Dividends and interest	33,161
Other assets	71,203
Total assets	562,828,358
Liabilities:
Payables:
Fund shares redeemed	354,637
Investment management fees	364,092
Transfer agent fees	140,914
Accounting services fees	31,089
Chief Compliance Officer fees	641
Board of Directors' fees	2,173
Distribution fees	6,405
Accrued expenses	84,011
Total liabilities	983,962
Net assets	$561,844,396
Summary of Net Assets:
Capital stock and paid-in-capital	$600,925,848
Distributable earnings (loss)	(39,081,452)
Net assets	$561,844,396
Shares authorized	525,000,000
Par value	$0.0010
Class A:Net asset value per share	$18.20
Maximum offering price per share	19.26
Shares outstanding	15,463,577
Net Assets	$281,430,778
Class C:Net asset value per share	$16.29
Shares outstanding	85,667
Net Assets	$1,395,156
Class I:Net asset value per share	$20.32
Shares outstanding	975,429
Net Assets	$19,825,222
Class R3:Net asset value per share	$20.45
Shares outstanding	435,356
Net Assets	$8,901,843
Class R4:Net asset value per share	$22.99
Shares outstanding	305,924
Net Assets	$7,033,190
Class R5:Net asset value per share	$25.49
Shares outstanding	64,770
Net Assets	$1,650,923
Class R6:Net asset value per share	$26.44
Shares outstanding	320,007
Net Assets	$8,462,320
Class Y:Net asset value per share	$26.26
Shares outstanding	147,892
Net Assets	$3,884,170
The accompanying notes are an integral part of these financial statements.

36

Hartford Domestic Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

The Hartford Small Company Fund
Class F:Net asset value per share	$20.61
Shares outstanding	11,121,478
Net Assets	$229,260,794
Cost of investments	$475,191,305
The accompanying notes are an integral part of these financial statements.

37

Hartford Domestic Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Investment Income:
Dividends	$42,416,191	$61,265,402	$210,725,212	$74,039,111	$9,226,482	$4,411,463
Interest	2,876,664	1,381,533	7,027,817	2,959,394	1,247,233	77,523
Securities lending — net	21,357	—	134,591	23,269	7,072	911
Less: Foreign tax withheld	(325,040)	—	(3,479,198)	(1,067,784)	—	(39,832)
Total investment income, net	44,989,172	62,646,935	214,408,422	75,953,990	10,480,787	4,450,065
Expenses:
Investment management fees	20,310,502	17,312,254	53,505,524	15,249,125	19,670,062	4,104,411
Transfer agent fees
Class A	2,448,172	857,183	2,050,569	745,165	1,408,601	393,284
Class C	45,971	170,304	110,167	45,647	62,070	25,956
Class I	252,603	1,749,332	2,575,074	825,609	678,359	134,538
Class R3	31,907	59,601	56,760	23,040	33,841	18,920
Class R4	18,627	93,856	69,560	33,770	40,705	6,909
Class R5	10,929	83,386	75,760	26,621	4,807	1,104
Class R6	611	15,133	20,272	3,850	627	119
Class Y	14,256	212,700	293,039	52,445	45,802	13,602
Class F	2,631	17,778	35,031	8,268	8,418	402
Distribution fees
Class A	5,831,256	2,419,609	6,176,056	2,327,732	3,813,181	742,912
Class C	292,330	1,668,064	979,070	418,413	458,537	139,318
Class R3	72,517	138,652	132,328	52,525	83,649	43,239
Class R4	27,397	144,156	108,770	49,961	67,964	11,058
Custodian fees	12,345	17,074	31,705	11,572	10,746	11,380
Registration and filing fees	78,476	148,509	184,129	88,346	107,161	83,865
Accounting services fees	464,375	775,760	1,342,837	385,815	406,016	89,577
Board of Directors' fees	76,934	130,238	225,550	62,766	68,727	12,115
Chief Compliance Officer fees	6,315	10,705	18,568	5,137	5,695	950
Audit and tax fees	17,404	15,235	33,432	20,434	16,600	18,067
Other expenses	232,646	365,240	714,350	222,474	200,162	62,135
Total expenses (before waivers, reimbursements and fees paid indirectly)	30,248,204	26,404,769	68,738,551	20,658,715	27,191,730	5,913,861
Transfer agent fee waivers	—	(210,429)	(234,241)	(85,521)	(444)	—
Distribution fee reimbursements	(118,038)	(29,157)	(64,086)	(7,145)	(122,723)	(11,127)
Commission recapture	(53,287)	(9,352)	(84,274)	(13,918)	(5,633)	(1,228)
Total waivers, reimbursements and fees paid indirectly	(171,325)	(248,938)	(382,601)	(106,584)	(128,800)	(12,355)
Total expenses	30,076,879	26,155,831	68,355,950	20,552,131	27,062,930	5,901,506
Net Investment Income (Loss)	14,912,293	36,491,104	146,052,472	55,401,859	(16,582,143)	(1,451,441)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	119,340,908	568,157,510	658,474,203	321,216,551	339,422,419	(5,009,029)
Futures contracts	(5,220,049)	—	—	—	—	—
Other foreign currency transactions	11,298	—	215,216	(48,068)	—	(43,589)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	114,132,157	568,157,510	658,689,419	321,168,483	339,422,419	(5,052,618)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments	(429,710,678)	(700,357,253)	(1,278,629,917)	(419,456,713)	(456,867,369)	(69,847,214)
Futures contracts	2,288,372	—	—	—	—	—
Translation of other assets and liabilities in foreign currencies	—	—	(39,617)	129,050	—	65,043
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(427,422,306)	(700,357,253)	(1,278,669,534)	(419,327,663)	(456,867,369)	(69,782,171)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(313,290,149)	(132,199,743)	(619,980,115)	(98,159,180)	(117,444,950)	(74,834,789)
The accompanying notes are an integral part of these financial statements.

38

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Capital Appreciation Fund	Hartford Core Equity Fund	The Hartford Dividend and Growth Fund	The Hartford Equity Income Fund	The Hartford Growth Opportunities Fund	The Hartford Healthcare Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$(298,377,856)	$(95,708,639)	$(473,927,643)	$(42,757,321)	$(134,027,093)	$(76,286,230)
The accompanying notes are an integral part of these financial statements.

39

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford MidCap Fund	The Hartford MidCap Value Fund	Hartford Schroders US MidCap Opportunities Fund	Hartford Schroders US Small Cap Opportunities Fund	The Hartford Small Cap Growth Fund	Hartford Small Cap Value Fund
Investment Income:
Dividends	$15,181,310	$9,933,210	$6,314,474	$1,181,158	$787,058	$1,825,884
Interest	753,878	297,862	867,512	169,732	45,964	23,432
Securities lending — net	13,771	393	228	190	13,378	118
Less: Foreign tax withheld	(531)	—	(8,873)	(12,722)	—	—
Total investment income, net	15,948,428	10,231,465	7,173,341	1,338,358	846,400	1,849,434
Expenses:
Investment management fees	18,273,928	3,711,415	3,751,776	986,106	1,292,604	497,686
Transfer agent fees
Class A	1,183,338	286,482	96,334	24,026	181,689	51,414
Class C	70,480	4,068	18,765	3,764	1,796	1,656
Class I	447,096	47,508	309,643	69,914	27,834	18,036
Class R3	54,578	7,572	1,912	1,394	5,421	728
Class R4	32,484	3,968	443	444	6,455	151
Class R5	21,208	1,551	460	145	4,940	66
Class R6	5,910	14	—	—	711	205
Class Y	87,028	3,819	29,016	4,404	11,239	6,925
Class F	26,198	5,452	1,648	251	180	178
Class SDR	—	—	1,143	572	—	—
Distribution fees
Class A	2,438,842	536,776	234,639	40,820	199,998	68,086
Class C	427,078	18,918	151,325	21,230	7,373	6,623
Class R3	124,041	17,264	4,470	3,236	12,348	1,657
Class R4	47,771	5,835	651	673	9,493	226
Custodian fees	14,309	2,646	4,412	4,808	2,150	2,575
Registration and filing fees	81,379	75,106	72,335	60,506	61,492	61,069
Accounting services fees	408,735	87,284	83,095	21,913	31,974	12,345
Board of Directors' fees	66,514	13,335	12,527	2,867	4,262	1,605
Chief Compliance Officer fees	5,381	1,089	1,028	225	342	133
Audit and tax fees	15,250	15,257	16,062	13,278	15,286	12,536
Other expenses	368,368	104,422	62,228	22,609	25,802	15,523
Total expenses (before waivers, reimbursements and fees paid indirectly)	24,199,916	4,949,781	4,853,912	1,283,185	1,903,389	759,423
Expense waivers	—	—	—	(45,009)	—	(20,633)
Transfer agent fee waivers	—	—	(10,299)	—	(3,948)	—
Distribution fee reimbursements	(29,020)	(5,071)	(343)	(896)	(8,184)	(1,985)
Commission recapture	(3,952)	(12,832)	—	—	(1,619)	—
Total waivers, reimbursements and fees paid indirectly	(32,972)	(17,903)	(10,642)	(45,905)	(13,751)	(22,618)
Total expenses	24,166,944	4,931,878	4,843,270	1,237,280	1,889,638	736,805
Net Investment Income (Loss)	(8,218,516)	5,299,587	2,330,071	101,078	(1,043,238)	1,112,629
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	630,223,604	(22,010,701)	77,308,614	17,033,174	20,975,942	4,724,622
Other foreign currency transactions	2,809	—	27	—	—	2,545
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	630,226,413	(22,010,701)	77,308,641	17,033,174	20,975,942	4,727,167
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	(894,945,047)	(88,156,890)	(135,223,769)	(28,371,516)	(58,357,025)	(21,833,645)
Net Changes in Unrealized Appreciation (Depreciation)	(894,945,047)	(88,156,890)	(135,223,769)	(28,371,516)	(58,357,025)	(21,833,645)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(264,718,634)	(110,167,591)	(57,915,128)	(11,338,342)	(37,381,083)	(17,106,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(272,937,150)	$(104,868,004)	$(55,585,057)	$(11,237,264)	$(38,424,321)	$(15,993,849)
The accompanying notes are an integral part of these financial statements.

40

Hartford Domestic Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

The Hartford Small Company Fund
Investment Income:
Dividends	$1,732,923
Interest	144,327
Securities lending — net	17,776
Total investment income, net	1,895,026
Expenses:
Investment management fees	2,556,202
Transfer agent fees
Class A	262,899
Class C	2,098
Class I	13,770
Class R3	10,931
Class R4	6,711
Class R5	1,146
Class R6	186
Class Y	2,407
Class F	2,822
Distribution fees
Class A	393,663
Class C	8,391
Class R3	24,843
Class R4	10,126
Custodian fees	9,050
Registration and filing fees	65,525
Accounting services fees	57,826
Board of Directors' fees	8,076
Chief Compliance Officer fees	653
Audit and tax fees	16,822
Other expenses	74,497
Total expenses (before waivers, reimbursements and fees paid indirectly)	3,528,644
Distribution fee reimbursements	(8,824)
Commission recapture	(3,332)
Total waivers, reimbursements and fees paid indirectly	(12,156)
Total expenses	3,516,488
Net Investment Income (Loss)	(1,621,462)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions on:
Investments	4,962,067
Other foreign currency transactions	2,605
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	4,964,672
Net Changes in Unrealized Appreciation (Depreciation) of:
Investments	(54,829,111)
Net Changes in Unrealized Appreciation (Depreciation)	(54,829,111)
Net Gain (Loss) on Investments and Foreign Currency Transactions	(49,864,439)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(51,485,901)
The accompanying notes are an integral part of these financial statements.

41

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets

	The Hartford Capital Appreciation Fund		Hartford Core Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$14,912,293	$39,793,625	$36,491,104	$65,309,199
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	114,132,157	628,810,684	568,157,510	915,545,864
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(427,422,306)	1,073,152,693	(700,357,253)	2,043,622,057
Net Increase (Decrease) in Net Assets Resulting from Operations	(298,377,856)	1,741,757,002	(95,708,639)	3,024,477,120
Distributions to Shareholders:
Class A	(477,450,177)	(23,448,593)	(163,350,215)	(45,064,163)
Class C	(9,380,359)	(101,980)	(30,816,057)	(9,438,171)
Class I	(55,198,608)	(3,859,358)	(267,733,494)	(88,335,479)
Class R3	(2,455,003)	(9,179)	(4,410,555)	(1,275,367)
Class R4	(1,850,683)	(90,654)	(9,381,432)	(3,621,776)
Class R5	(1,590,709)	(123,680)	(13,210,852)	(3,914,526)
Class R6	(2,501,144)	(496,992)	(112,763,182)	(35,433,579)
Class Y	(2,161,175)	(103,116)	(39,630,556)	(14,346,066)
Class F	(75,021,812)	(6,109,811)	(262,350,568)	(76,215,055)
Total distributions	(627,609,670)	(34,343,363)	(903,646,911)	(277,644,182)
Capital Share Transactions:
Sold	160,145,479	196,376,871	1,064,219,627	1,571,549,298
Issued on reinvestment of distributions	608,720,858	33,267,618	872,184,664	267,719,209
Redeemed	(521,433,770)	(925,337,860)	(1,526,073,246)	(2,781,515,344)
Net increase (decrease) from capital share transactions	247,432,567	(695,693,371)	410,331,045	(942,246,837)
Net Increase (Decrease) in Net Assets	(678,554,959)	1,011,720,268	(589,024,505)	1,804,586,101
Net Assets:
Beginning of period	6,255,800,025	5,244,079,757	10,526,102,511	8,721,516,410
End of period	$5,577,245,066	$6,255,800,025	$9,937,078,006	$10,526,102,511
The accompanying notes are an integral part of these financial statements.

42

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Dividend and Growth Fund		The Hartford Equity Income Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$146,052,472	$298,322,544	$55,401,859	$115,873,790
Net realized gain (loss) on investments and foreign currency transactions	658,689,419	1,607,885,789	321,168,483	414,130,284
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(1,278,669,534)	2,191,388,961	(419,327,663)	603,119,568
Net Increase (Decrease) in Net Assets Resulting from Operations	(473,927,643)	4,097,597,294	(42,757,321)	1,133,123,642
Distributions to Shareholders:
Class A	(467,371,403)	(86,413,675)	(162,840,272)	(136,768,774)
Class C	(19,027,778)	(2,174,262)	(7,267,392)	(7,196,348)
Class I	(440,747,336)	(82,759,443)	(124,205,248)	(116,877,819)
Class R3	(4,784,673)	(708,444)	(1,775,370)	(1,768,738)
Class R4	(7,995,022)	(1,443,383)	(3,449,546)	(3,033,241)
Class R5	(13,535,571)	(3,087,350)	(4,371,992)	(4,658,966)
Class R6	(95,474,345)	(18,685,186)	(17,010,884)	(13,654,931)
Class Y	(51,167,903)	(10,241,644)	(8,895,984)	(10,144,082)
Class F	(626,244,677)	(129,393,146)	(113,398,663)	(96,752,375)
Total distributions	(1,726,348,708)	(334,906,533)	(443,215,351)	(390,855,274)
Capital Share Transactions:
Sold	1,628,209,009	3,250,241,156	331,108,490	663,481,284
Issued on reinvestment of distributions	1,676,596,327	321,719,234	430,170,651	378,266,271
Redeemed	(2,548,537,554)	(3,670,002,342)	(668,422,236)	(1,449,307,997)
Net increase (decrease) from capital share transactions	756,267,782	(98,041,952)	92,856,905	(407,560,442)
Net Increase (Decrease) in Net Assets	(1,444,008,569)	3,664,648,809	(393,115,767)	334,707,926
Net Assets:
Beginning of period	18,445,872,719	14,781,223,910	5,177,432,916	4,842,724,990
End of period	$17,001,864,150	$18,445,872,719	$4,784,317,149	$5,177,432,916
The accompanying notes are an integral part of these financial statements.

43

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Growth Opportunities Fund		The Hartford Healthcare Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(16,582,143)	$(31,482,314)	$(1,451,441)	$(3,340,085)
Net realized gain (loss) on investments and foreign currency transactions	339,422,419	729,497,269	(5,052,618)	68,487,132
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	(456,867,369)	1,369,687,127	(69,782,171)	146,979,015
Net Increase (Decrease) in Net Assets Resulting from Operations	(134,027,093)	2,067,702,082	(76,286,230)	212,126,062
Distributions to Shareholders:
Class A	—	—	(32,441,950)	—
Class C	—	—	(2,226,913)	—
Class I	—	—	(11,509,284)	—
Class R3	—	—	(878,484)	—
Class R4	—	—	(384,625)	—
Class R5	—	—	(82,220)	—
Class R6	—	—	(280,454)	—
Class Y	—	—	(1,198,019)	—
Class F	—	—	(1,432,480)	—
Total distributions	—	—	(50,434,429)	—
Capital Share Transactions:
Sold	340,898,045	558,859,181	59,324,397	73,159,949
Issued on reinvestment of distributions	—	—	47,633,666	—
Redeemed	(532,566,120)	(1,125,440,176)	(161,147,497)	(315,390,636)
Net increase (decrease) from capital share transactions	(191,668,075)	(566,580,995)	(54,189,434)	(242,230,687)
Net Increase (Decrease) in Net Assets	(325,695,168)	1,501,121,087	(180,910,093)	(30,104,625)
Net Assets:
Beginning of period	5,478,445,304	3,977,324,217	1,042,223,289	1,072,327,914
End of period	$5,152,750,136	$5,478,445,304	$861,313,196	$1,042,223,289
The accompanying notes are an integral part of these financial statements.

44

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford MidCap Fund		The Hartford MidCap Value Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(8,218,516)	$(26,430,047)	$5,299,587	$10,697,447
Net realized gain (loss) on investments and foreign currency transactions	630,226,413	380,961,670	(22,010,701)	116,605,544
Net changes in unrealized appreciation (depreciation) of investments	(894,945,047)	932,311,261	(88,156,890)	132,794,286
Net Increase (Decrease) in Net Assets Resulting from Operations	(272,937,150)	1,286,842,884	(104,868,004)	260,097,277
Distributions to Shareholders:
Class A	(127,066,299)	(51,535,192)	(54,192,824)	(28,061,202)
Class C	(5,910,035)	(6,696,932)	(681,678)	(464,884)
Class I	(50,969,535)	(25,371,322)	(5,566,054)	(3,105,512)
Class R3	(2,866,479)	(1,195,077)	(783,322)	(390,589)
Class R4	(2,093,105)	(1,096,584)	(526,284)	(291,520)
Class R5	(1,819,912)	(1,149,714)	(287,951)	(140,909)
Class R6	(14,510,675)	(7,955,001)	(505,707)	(9,926)
Class Y	(9,387,324)	(5,679,577)	(857,245)	(449,819)
Class F	(100,419,529)	(41,320,774)	(65,505,933)	(35,768,461)
Total distributions	(315,042,893)	(142,000,173)	(128,906,998)	(68,682,822)
Capital Share Transactions:
Sold	215,532,286	528,093,547	215,934,798	109,364,148
Issued on reinvestment of distributions	308,079,310	138,628,309	128,455,745	68,498,653
Redeemed	(985,816,934)	(2,050,475,493)	(117,036,773)	(194,949,801)
Net increase (decrease) from capital share transactions	(462,205,338)	(1,383,753,637)	227,353,770	(17,087,000)
Net Increase (Decrease) in Net Assets	(1,050,185,381)	(238,910,926)	(6,421,232)	174,327,455
Net Assets:
Beginning of period	5,411,536,635	5,650,447,561	1,054,982,771	880,655,316
End of period	$4,361,351,254	$5,411,536,635	$1,048,561,539	$1,054,982,771
The accompanying notes are an integral part of these financial statements.

45

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders US MidCap Opportunities Fund		Hartford Schroders US Small Cap Opportunities Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$2,330,071	$4,933,605	$101,078	$6,735
Net realized gain (loss) on investments and foreign currency transactions	77,308,641	82,802,809	17,033,174	14,788,948
Net changes in unrealized appreciation (depreciation) of investments	(135,223,769)	154,620,889	(28,371,516)	53,347,123
Net Increase (Decrease) in Net Assets Resulting from Operations	(55,585,057)	242,357,303	(11,237,264)	68,142,806
Distributions to Shareholders:
Class A	(15,032,866)	(2,175,162)	(2,139,199)	—
Class C	(2,795,261)	(468,434)	(306,110)	—
Class I	(43,120,822)	(8,531,640)	(8,237,335)	(150,795)
Class R3	(142,331)	(24,943)	(83,493)	—
Class R4	(40,065)	(9,709)	(31,829)	—
Class R5	(61,984)	(11,266)	(14,783)	(1,023)
Class Y	(4,408,144)	(1,135,246)	(497,160)	(40,709)
Class F	(11,179,336)	(2,192,256)	(886,203)	(36,213)
Class SDR	(4,807,859)	(751,391)	(1,614,378)	(71,261)
Total distributions	(81,588,668)	(15,300,047)	(13,810,490)	(300,001)
Capital Share Transactions:
Sold	129,387,645	195,654,729	12,771,893	68,459,557
Issued on reinvestment of distributions	79,470,172	14,865,760	13,296,367	284,573
Redeemed	(164,088,876)	(221,938,147)	(67,952,966)	(138,973,883)
Net increase (decrease) from capital share transactions	44,768,941	(11,417,658)	(41,884,706)	(70,229,753)
Net Increase (Decrease) in Net Assets	(92,404,784)	215,639,598	(66,932,460)	(2,386,948)
Net Assets:
Beginning of period	1,020,326,884	804,687,286	253,736,648	256,123,596
End of period	$927,922,100	$1,020,326,884	$186,804,188	$253,736,648
The accompanying notes are an integral part of these financial statements.

46

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Cap Growth Fund		Hartford Small Cap Value Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(1,043,238)	$(2,025,161)	$1,112,629	$2,254,270
Net realized gain (loss) on investments and foreign currency transactions	20,975,942	52,527,321	4,727,167	4,166,496
Net changes in unrealized appreciation (depreciation) of investments	(58,357,025)	62,434,345	(21,833,645)	25,463,533
Net Increase (Decrease) in Net Assets Resulting from Operations	(38,424,321)	112,936,505	(15,993,849)	31,884,299
Distributions to Shareholders:
Class A	(24,294,004)	(5,598,209)	(2,451,447)	(1,662,208)
Class C	(210,744)	(90,111)	(58,479)	(45,570)
Class I	(6,895,163)	(1,687,970)	(1,137,532)	(699,431)
Class R3	(736,410)	(212,751)	(26,578)	(17,434)
Class R4	(1,141,012)	(260,304)	(7,700)	(4,539)
Class R5	(2,054,247)	(419,366)	(5,419)	(72,871)
Class R6	(4,487,784)	(1,145,608)	(488,090)	(322,438)
Class Y	(3,543,094)	(3,189,001)	(104,656)	(95,551)
Class F	(3,882,922)	(897,745)	(1,576,249)	(997,513)
Total distributions	(47,245,380)	(13,501,065)	(5,856,150)	(3,917,555)
Capital Share Transactions:
Sold	33,005,776	40,064,391	83,955,933	19,309,856
Issued on reinvestment of distributions	45,722,019	12,457,365	5,810,127	3,882,087
Redeemed	(75,688,657)	(179,335,172)	(32,355,264)	(27,921,844)
Net increase (decrease) from capital share transactions	3,039,138	(126,813,416)	57,410,796	(4,729,901)
Net Increase (Decrease) in Net Assets	(82,630,563)	(27,377,976)	35,560,797	23,236,843
Net Assets:
Beginning of period	349,549,466	376,927,442	124,682,872	101,446,029
End of period	$266,918,903	$349,549,466	$160,243,669	$124,682,872
The accompanying notes are an integral part of these financial statements.

47

Hartford Domestic Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Small Company Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(1,621,462)	$(2,835,257)
Net realized gain (loss) on investments and foreign currency transactions	4,964,672	32,464,696
Net changes in unrealized appreciation (depreciation) of investments	(54,829,111)	147,382,231
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,485,901)	177,011,670
Capital Share Transactions:
Sold	43,220,461	64,592,008
Redeemed	(75,825,396)	(134,940,062)
Net increase (decrease) from capital share transactions	(32,604,935)	(70,348,054)
Net Increase (Decrease) in Net Assets	(84,090,836)	106,663,616
Net Assets:
Beginning of period	645,935,232	539,271,616
End of period	$561,844,396	$645,935,232
The accompanying notes are an integral part of these financial statements.

48

Hartford Domestic Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$45.72	$0.09	$(1.96)	$(1.87)	$(0.23)	$(4.37)	$(4.60)	$39.25	(5.21)%(5)	$4,251,841	1.05%(6)	1.04%(6)	0.43%(6)	52%
C	28.33	(0.05)	(1.03)	(1.08)	(0.07)	(4.37)	(4.44)	22.81	(5.61)(5)	51,474	1.85 (6)	1.85 (6)	(0.38)(6)	52
I	46.14	0.15	(1.98)	(1.83)	(0.34)	(4.37)	(4.71)	39.60	(5.09)(5)	473,494	0.79 (6)	0.79 (6)	0.69 (6)	52
R3	52.90	0.02	(2.38)	(2.36)	(0.01)	(4.37)	(4.38)	46.16	(5.40)(5)	25,982	1.41 (6)	1.41 (6)	0.07 (6)	52
R4	55.95	0.10	(2.54)	(2.44)	(0.10)	(4.37)	(4.47)	49.04	(5.25)(5)	19,465	1.11 (6)	1.11 (6)	0.36 (6)	52
R5	57.60	0.18	(2.60)	(2.42)	(0.31)	(4.37)	(4.68)	50.50	(5.09)(5)	17,763	0.81 (6)	0.81 (6)	0.67 (6)	52
R6	58.12	0.21	(2.63)	(2.42)	(0.37)	(4.37)	(4.74)	50.96	(5.05)(5)	28,598	0.70 (6)	0.70 (6)	0.78 (6)	52
Y	58.15	0.18	(2.64)	(2.46)	(0.31)	(4.37)	(4.68)	51.01	(5.11)(5)	23,248	0.80 (6)	0.80 (6)	0.67 (6)	52
F	46.15	0.17	(1.99)	(1.82)	(0.37)	(4.37)	(4.74)	39.59	(5.06)(5)	685,381	0.70 (6)	0.70 (6)	0.78 (6)	52
For the Year Ended October 31, 2024
A	$34.17	$0.25	$11.51	$11.76	$(0.21)	$—	$(0.21)	$45.72	34.51%	$4,780,804	1.05%	1.04%	0.60%	85%
C	21.26	(0.05)	7.16	7.11	(0.04)	—	(0.04)	28.33	33.45	60,872	1.85	1.85	(0.20)	85
I	34.48	0.36	11.60	11.96	(0.30)	—	(0.30)	46.14	34.85	538,378	0.78	0.78	0.86	85
R3	39.48	0.11	13.32	13.43	(0.01)	—	(0.01)	52.90	34.03	30,219	1.41	1.41	0.23	85
R4	41.75	0.28	14.08	14.36	(0.16)	—	(0.16)	55.95	34.45	27,894	1.10	1.10	0.54	85
R5	42.97	0.44	14.47	14.91	(0.28)	—	(0.28)	57.60	34.82	20,950	0.80	0.80	0.84	85
R6	43.35	0.51	14.60	15.11	(0.34)	—	(0.34)	58.12	34.99	30,986	0.70	0.70	0.98	85
Y	43.30	0.44	14.61	15.05	(0.20)	—	(0.20)	58.15	34.85	27,340	0.80	0.80	0.84	85
F	34.48	0.40	11.61	12.01	(0.34)	—	(0.34)	46.15	35.00	738,357	0.70	0.70	0.95	85
For the Year Ended October 31, 2023
A	$34.53	$0.20	$1.44	$1.64	$(0.12)	$(1.88)	$(2.00)	$34.17	4.79%	$3,943,921	1.06%	1.05%	0.57%	62%
C	22.26	(0.05)	0.93	0.88	—	(1.88)	(1.88)	21.26	3.93	63,034	1.85	1.85	(0.22)	62
I	34.84	0.29	1.45	1.74	(0.22)	(1.88)	(2.10)	34.48	5.05	444,439	0.79	0.79	0.83	62
R3	39.62	0.08	1.66	1.74	—	(1.88)	(1.88)	39.48	4.40	25,851	1.42	1.42	0.20	62
R4	41.74	0.22	1.74	1.96	(0.07)	(1.88)	(1.95)	41.75	4.72	24,703	1.10	1.10	0.52	62
R5	42.91	0.36	1.78	2.14	(0.20)	(1.88)	(2.08)	42.97	5.05	19,457	0.80	0.80	0.82	62
R6	43.28	0.38	1.82	2.20	(0.25)	(1.88)	(2.13)	43.35	5.14	64,712	0.70	0.70	0.87	62
Y	43.22	0.37	1.78	2.15	(0.19)	(1.88)	(2.07)	43.30	5.03	21,623	0.81	0.81	0.83	62
F	34.85	0.33	1.43	1.76	(0.25)	(1.88)	(2.13)	34.48	5.13	636,340	0.70	0.70	0.92	62
For the Year Ended October 31, 2022
A	$48.89	$0.12	$(7.60)	$(7.48)	$(0.05)	$(6.83)	$(6.88)	$34.53	(17.73)%	$4,238,197	1.05%	1.04%	0.31%	82%
C	34.14	(0.12)	(4.93)	(5.05)	—	(6.83)	(6.83)	22.26	(18.35)	87,852	1.84	1.84	(0.49)	82
I	49.25	0.22	(7.64)	(7.42)	(0.16)	(6.83)	(6.99)	34.84	(17.49)	513,601	0.78	0.78	0.57	82
R3	55.21	(0.03)	(8.73)	(8.76)	—	(6.83)	(6.83)	39.62	(18.03)	30,074	1.41	1.41	(0.06)	82
R4	57.63	0.12	(9.18)	(9.06)	—	(6.83)	(6.83)	41.74	(17.77)	26,984	1.10	1.10	0.25	82
R5	59.02	0.26	(9.41)	(9.15)	(0.13)	(6.83)	(6.96)	42.91	(17.51)	27,917	0.80	0.80	0.56	82
R6	59.48	0.31	(9.49)	(9.18)	(0.19)	(6.83)	(7.02)	43.28	(17.44)	27,644	0.70	0.70	0.66	82
Y	59.41	0.26	(9.48)	(9.22)	(0.14)	(6.83)	(6.97)	43.22	(17.52)	74,365	0.80	0.80	0.54	82
F	49.26	0.25	(7.64)	(7.39)	(0.19)	(6.83)	(7.02)	34.85	(17.42)	696,473	0.69	0.69	0.66	82
The accompanying notes are an integral part of these financial statements.

49

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Capital Appreciation Fund – (continued)
For the Year Ended October 31, 2021
A	$38.39	$0.05	$12.59	$12.64	$(0.15)	$(1.99)	$(2.14)	$48.89	33.83%	$5,710,869	1.04%	1.04%	0.12%	62%
C	27.45	(0.21)	8.89	8.68	—	(1.99)	(1.99)	34.14	32.74	148,862	1.83	1.83	(0.66)	62
I	38.66	0.18	12.66 (7)	12.84 (7)	(0.26)	(1.99)	(2.25)	49.25	34.15	721,608	0.77	0.77	0.38	62
R3	43.14	(0.13)	14.19	14.06	—	(1.99)	(1.99)	55.21	33.32	45,054	1.41	1.41	(0.25)	62
R4	44.91	0.03	14.78 (7)	14.81 (7)	(0.10)	(1.99)	(2.09)	57.63	33.72	36,750	1.10	1.10	0.06	62
R5	45.94	0.20	15.11 (7)	15.31 (7)	(0.24)	(1.99)	(2.23)	59.02	34.11	36,529	0.80	0.80	0.36	62
R6	46.27	0.26	15.22	15.48	(0.28)	(1.99)	(2.27)	59.48	34.27	19,261	0.69	0.69	0.46	62
Y	46.24	0.21	15.21	15.42	(0.26)	(1.99)	(2.25)	59.41	34.14	122,539	0.80	0.79	0.37	62
F	38.66	0.21	12.67	12.88	(0.29)	(1.99)	(2.28)	49.26	34.28	893,713	0.69	0.69	0.47	62
For the Year Ended October 31, 2020
A	$37.12	$0.18	$2.90	$3.08	$(0.17)	$(1.64)	$(1.81)	$38.39	8.57%	$4,645,677	1.07%	1.07%	0.48%	84%
C	27.08	(0.07)	2.08	2.01	—	(1.64)	(1.64)	27.45	7.78	177,309	1.85	1.85	(0.27)	84
I	37.36	0.28	2.93	3.21	(0.27)	(1.64)	(1.91)	38.66	8.88	584,048	0.79	0.79	0.77	84
R3	41.47	0.06	3.25	3.31	—	(1.64)	(1.64)	43.14	8.25	42,449	1.42	1.42	0.14	84
R4	43.06	0.20	3.39	3.59	(0.10)	(1.64)	(1.74)	44.91	8.59	32,732	1.10	1.10	0.46	84
R5	44.04	0.33	3.47	3.80	(0.26)	(1.64)	(1.90)	45.94	8.88	34,188	0.81	0.81	0.75	84
R6	44.34	0.43	3.44	3.87	(0.30)	(1.64)	(1.94)	46.27	9.03	12,531	0.70	0.70	1.00	84
Y	44.32	0.36	3.49	3.85	(0.29)	(1.64)	(1.93)	46.24	8.97	103,152	0.80	0.75	0.83	84
F	37.36	0.31	2.93	3.24	(0.30)	(1.64)	(1.94)	38.66	9.00	724,872	0.70	0.70	0.85	84
Hartford Core Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$55.15	$0.13	$(0.48)	$(0.35)	$(0.23)	$(4.43)	$(4.66)	$50.14	(1.25)%(5)	$1,846,664	0.70%(6)	0.70%(6)	0.50%(6)	16%
C	49.23	(0.06)	(0.40)	(0.46)	—	(4.43)	(4.43)	44.34	(1.63)(5)	298,790	1.46 (6)	1.46 (6)	(0.26)(6)	16
I	55.40	0.20	(0.48)	(0.28)	(0.35)	(4.43)	(4.78)	50.34	(1.13)(5)	2,833,686	0.47 (6)	0.46 (6)	0.74 (6)	16
R3	55.97	0.03	(0.50)	(0.47)	(0.03)	(4.43)	(4.46)	51.04	(1.44)(5)	52,032	1.07 (6)	1.07 (6)	0.13 (6)	16
R4	57.19	0.13	(0.51)	(0.38)	(0.18)	(4.43)	(4.61)	52.20	(1.27)(5)	106,248	0.77 (6)	0.74 (6)	0.46 (6)	16
R5	55.91	0.20	(0.49)	(0.29)	(0.36)	(4.43)	(4.79)	50.83	(1.15)(5)	136,441	0.47 (6)	0.47 (6)	0.74 (6)	16
R6	56.20	0.23	(0.49)	(0.26)	(0.40)	(4.43)	(4.83)	51.11	(1.08)(5)	1,135,641	0.36 (6)	0.36 (6)	0.84 (6)	16
Y	56.17	0.20	(0.50)	(0.30)	(0.35)	(4.43)	(4.78)	51.09	(1.15)(5)	407,449	0.45 (6)	0.45 (6)	0.75 (6)	16
F	55.46	0.22	(0.47)	(0.25)	(0.40)	(4.43)	(4.83)	50.38	(1.08)(5)	3,120,127	0.36 (6)	0.36 (6)	0.83 (6)	16
For the Year Ended October 31, 2024
A	$41.56	$0.23	$14.64	$14.87	$(0.37)	$(0.91)	$(1.28)	$55.15	36.51%	$1,930,939	0.70%	0.70%	0.46%	27%
C	37.22	(0.13)	13.10	12.97	(0.05)	(0.91)	(0.96)	49.23	35.49	351,066	1.45	1.45	(0.28)	27
I	41.73	0.36	14.68	15.04	(0.46)	(0.91)	(1.37)	55.40	36.85	3,141,975	0.46	0.46	0.71	27
R3	42.15	0.04	14.86	14.90	(0.17)	(0.91)	(1.08)	55.97	35.99	55,523	1.08	1.08	0.08	27
R4	43.05	0.23	15.16	15.39	(0.34)	(0.91)	(1.25)	57.19	36.44	120,324	0.76	0.72	0.45	27
R5	42.11	0.36	14.81	15.17	(0.46)	(0.91)	(1.37)	55.91	36.82	163,071	0.46	0.46	0.70	27
R6	42.32	0.41	14.89	15.30	(0.51)	(0.91)	(1.42)	56.20	36.96	1,319,957	0.36	0.36	0.80	27
Y	42.30	0.37	14.88	15.25	(0.47)	(0.91)	(1.38)	56.17	36.84	467,979	0.45	0.45	0.72	27
F	41.78	0.40	14.70	15.10	(0.51)	(0.91)	(1.42)	55.46	36.96	2,975,270	0.36	0.36	0.80	27
The accompanying notes are an integral part of these financial statements.

50

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Core Equity Fund – (continued)
For the Year Ended October 31, 2023
A	$40.38	$0.35	$2.31	$2.66	$(0.36)	$(1.12)	$(1.48)	$41.56	6.77%	$1,463,010	0.70%	0.70%	0.83%	19%
C	36.27	0.03	2.11	2.14	(0.07)	(1.12)	(1.19)	37.22	5.99	371,746	1.45	1.45	0.09	19
I	40.55	0.45	2.31	2.76	(0.46)	(1.12)	(1.58)	41.73	7.04	2,742,609	0.46	0.46	1.09	19
R3	40.90	0.19	2.36	2.55	(0.18)	(1.12)	(1.30)	42.15	6.37	49,721	1.08	1.08	0.46	19
R4	41.74	0.35	2.41	2.76	(0.33)	(1.12)	(1.45)	43.05	6.77	125,829	0.75	0.72	0.83	19
R5	40.89	0.45	2.35	2.80	(0.46)	(1.12)	(1.58)	42.11	7.04	126,235	0.46	0.46	1.08	19
R6	41.10	0.49	2.36	2.85	(0.51)	(1.12)	(1.63)	42.32	7.14	1,104,199	0.36	0.36	1.17	19
Y	41.07	0.46	2.35	2.81	(0.46)	(1.12)	(1.58)	42.30	7.05	471,414	0.44	0.44	1.10	19
F	40.60	0.49	2.32	2.81	(0.51)	(1.12)	(1.63)	41.78	7.13	2,266,753	0.36	0.36	1.18	19
For the Year Ended October 31, 2022
A	$49.41	$0.33	$(7.87)	$(7.54)	$(0.24)	$(1.25)	$(1.49)	$40.38	(15.79)%	$1,456,044	0.70%	0.70%	0.75%	15%
C	44.63	(0.00)(8)	(7.11)	(7.11)	—	(1.25)	(1.25)	36.27	(16.43)	431,852	1.45	1.45	(0.00)(9)	15
I	49.59	0.45	(7.89)	(7.44)	(0.35)	(1.25)	(1.60)	40.55	(15.57)	3,529,589	0.46	0.46	0.99	15
R3	50.06	0.17	(8.00)	(7.83)	(0.08)	(1.25)	(1.33)	40.90	(16.11)	54,393	1.08	1.07	0.37	15
R4	51.01	0.34	(8.14)	(7.80)	(0.22)	(1.25)	(1.47)	41.74	(15.80)	157,597	0.76	0.73	0.71	15
R5	49.99	0.44	(7.95)	(7.51)	(0.34)	(1.25)	(1.59)	40.89	(15.58)	146,672	0.46	0.46	0.98	15
R6	50.24	0.50	(8.00)	(7.50)	(0.39)	(1.25)	(1.64)	41.10	(15.51)	1,059,702	0.36	0.36	1.10	15
Y	50.20	0.45	(7.98)	(7.53)	(0.35)	(1.25)	(1.60)	41.07	(15.56)	529,017	0.45	0.44	1.00	15
F	49.65	0.49	(7.90)	(7.41)	(0.39)	(1.25)	(1.64)	40.60	(15.51)	2,299,856	0.36	0.36	1.08	15
For the Year Ended October 31, 2021
A	$36.04	$0.23	$13.36	$13.59	$(0.22)	$—	$(0.22)	$49.41	37.85%	$1,681,155	0.70%	0.70%	0.52%	13%
C	32.62	(0.09)	12.10	12.01	—	—	—	44.63	36.82	583,876	1.45	1.45	(0.23)	13
I	36.16	0.34	13.40	13.74	(0.31)	—	(0.31)	49.59	38.19	4,700,782	0.45	0.45	0.77	13
R3	36.54	0.07	13.56	13.63	(0.11)	—	(0.11)	50.06	37.38	71,617	1.07	1.06	0.16	13
R4	37.20	0.23	13.79	14.02	(0.21)	—	(0.21)	51.01	37.82	239,198	0.76	0.72	0.50	13
R5	36.44	0.34	13.51	13.85	(0.30)	—	(0.30)	49.99	38.17	225,017	0.46	0.46	0.76	13
R6	36.62	0.39	13.57	13.96	(0.34)	—	(0.34)	50.24	38.31	1,045,661	0.36	0.36	0.86	13
Y	36.60	0.35	13.56	13.91	(0.31)	—	(0.31)	50.20	38.20	903,952	0.46	0.44	0.78	13
F	36.19	0.38	13.42	13.80	(0.34)	—	(0.34)	49.65	38.33	3,213,368	0.36	0.36	0.86	13
For the Year Ended October 31, 2020
A	$33.40	$0.26	$3.23	$3.49	$(0.23)	$(0.62)	$(0.85)	$36.04	10.58%	$1,140,994	0.73%	0.72%	0.77%	22%
C	30.35	0.01	2.92	2.93	(0.04)	(0.62)	(0.66)	32.62	9.74	443,989	1.47	1.47	0.03	22
I	33.50	0.35	3.24	3.59	(0.31)	(0.62)	(0.93)	36.16	10.87	2,936,718	0.46	0.46	1.03	22
R3	33.86	0.15	3.26	3.41	(0.11)	(0.62)	(0.73)	36.54	10.17	46,674	1.07	1.07	0.43	22
R4	34.44	0.27	3.33	3.60	(0.22)	(0.62)	(0.84)	37.20	10.58	169,267	0.78	0.73	0.77	22
R5	33.75	0.36	3.25	3.61	(0.30)	(0.62)	(0.92)	36.44	10.85	188,738	0.47	0.47	1.04	22
R6	33.91	0.38	3.29	3.67	(0.34)	(0.62)	(0.96)	36.62	10.96	746,018	0.38	0.38	1.10	22
Y	33.90	0.36	3.28	3.64	(0.32)	(0.62)	(0.94)	36.60	10.89	668,655	0.47	0.45	1.05	22
F	33.52	0.38	3.25	3.63	(0.34)	(0.62)	(0.96)	36.19	10.97	2,251,700	0.38	0.38	1.12	22
The accompanying notes are an integral part of these financial statements.

51

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$36.91	$0.24	$(1.12)	$(0.88)	$(0.33)	$(3.05)	$(3.38)	$32.65	(2.77)%(5)	$4,718,956	0.96%(6)	0.95%(6)	1.43%(6)	26%
C	35.19	0.11	(1.07)	(0.96)	(0.20)	(3.05)	(3.25)	30.98	(3.15)(5)	179,682	1.74 (6)	1.74 (6)	0.65 (6)	26
I	36.67	0.28	(1.12)	(0.84)	(0.37)	(3.05)	(3.42)	32.41	(2.68)(5)	4,102,331	0.74 (6)	0.73 (6)	1.66 (6)	26
R3	37.62	0.18	(1.14)	(0.96)	(0.27)	(3.05)	(3.32)	33.34	(2.96)(5)	51,459	1.34 (6)	1.33 (6)	1.05 (6)	26
R4	37.97	0.24	(1.15)	(0.91)	(0.32)	(3.05)	(3.37)	33.69	(2.79)(5)	83,117	1.03 (6)	1.03 (6)	1.35 (6)	26
R5	38.17	0.30	(1.17)	(0.87)	(0.37)	(3.05)	(3.42)	33.88	(2.65)(5)	121,449	0.74 (6)	0.74 (6)	1.67 (6)	26
R6	38.17	0.31	(1.16)	(0.85)	(0.39)	(3.05)	(3.44)	33.88	(2.60)(5)	1,002,322	0.63 (6)	0.63 (6)	1.76 (6)	26
Y	38.18	0.29	(1.17)	(0.88)	(0.37)	(3.05)	(3.42)	33.88	(2.68)(5)	489,120	0.73 (6)	0.73 (6)	1.66 (6)	26
F	36.63	0.30	(1.11)	(0.81)	(0.39)	(3.05)	(3.44)	32.38	(2.63)(5)	6,253,428	0.62 (6)	0.62 (6)	1.76 (6)	26
For the Year Ended October 31, 2024
A	$29.39	$0.53	$7.60	$8.13	$(0.50)	$(0.11)	$(0.61)	$36.91	27.84%	$5,109,181	0.96%	0.95%	1.54%	28%
C	28.06	0.25	7.24	7.49	(0.25)	(0.11)	(0.36)	35.19	26.84	205,858	1.73	1.73	0.77	28
I	29.20	0.61	7.55	8.16	(0.58)	(0.11)	(0.69)	36.67	28.15	4,542,646	0.73	0.72	1.77	28
R3	29.95	0.41	7.73	8.14	(0.36)	(0.11)	(0.47)	37.62	27.34	53,873	1.34	1.34	1.16	28
R4	30.22	0.52	7.80	8.32	(0.46)	(0.11)	(0.57)	37.97	27.73	89,612	1.03	1.03	1.47	28
R5	30.38	0.63	7.84	8.47	(0.57)	(0.11)	(0.68)	38.17	28.09	152,045	0.73	0.73	1.78	28
R6	30.38	0.66	7.85	8.51	(0.61)	(0.11)	(0.72)	38.17	28.21	1,042,244	0.63	0.63	1.86	28
Y	30.38	0.63	7.85	8.48	(0.57)	(0.11)	(0.68)	38.18	28.12	601,093	0.73	0.73	1.77	28
F	29.18	0.64	7.53	8.17	(0.61)	(0.11)	(0.72)	36.63	28.25	6,649,322	0.63	0.63	1.87	28
For the Year Ended October 31, 2023
A	$30.41	$0.39	$0.36	$0.75	$(0.40)	$(1.37)	$(1.77)	$29.39	2.43%	$4,279,090	0.96%	0.96%	1.30%	26%
C	29.11	0.15	0.35	0.50	(0.18)	(1.37)	(1.55)	28.06	1.67	171,495	1.73	1.73	0.53	26
I	30.23	0.46	0.35	0.81	(0.47)	(1.37)	(1.84)	29.20	2.66	3,485,205	0.72	0.72	1.54	26
R3	30.95	0.29	0.36	0.65	(0.28)	(1.37)	(1.65)	29.95	2.05	47,143	1.34	1.34	0.93	26
R4	31.22	0.38	0.36	0.74	(0.37)	(1.37)	(1.74)	30.22	2.33	77,365	1.04	1.04	1.23	26
R5	31.37	0.48	0.37	0.85	(0.47)	(1.37)	(1.84)	30.38	2.68	150,816	0.73	0.73	1.54	26
R6	31.37	0.51	0.37	0.88	(0.50)	(1.37)	(1.87)	30.38	2.78	766,610	0.63	0.63	1.63	26
Y	31.38	0.49	0.36	0.85	(0.48)	(1.37)	(1.85)	30.38	2.68	499,611	0.72	0.71	1.56	26
F	30.20	0.49	0.36	0.85	(0.50)	(1.37)	(1.87)	29.18	2.79	5,303,889	0.63	0.63	1.64	26
For the Year Ended October 31, 2022
A	$34.32	$0.38	$(2.34)	$(1.96)	$(0.33)	$(1.62)	$(1.95)	$30.41	(6.11)%	$4,407,511	0.96%	0.96%	1.18%	18%
C	32.94	0.13	(2.23)	(2.10)	(0.11)	(1.62)	(1.73)	29.11	(6.82)	187,342	1.74	1.74	0.41	18
I	34.12	0.45	(2.31)	(1.86)	(0.41)	(1.62)	(2.03)	30.23	(5.86)	3,883,536	0.72	0.72	1.43	18
R3	34.88	0.26	(2.37)	(2.11)	(0.20)	(1.62)	(1.82)	30.95	(6.45)	54,565	1.34	1.34	0.79	18
R4	35.17	0.36	(2.39)	(2.03)	(0.30)	(1.62)	(1.92)	31.22	(6.16)	93,864	1.04	1.04	1.10	18
R5	35.33	0.46	(2.40)	(1.94)	(0.40)	(1.62)	(2.02)	31.37	(5.88)	233,377	0.73	0.73	1.40	18
R6	35.34	0.50	(2.41)	(1.91)	(0.44)	(1.62)	(2.06)	31.37	(5.80)	632,954	0.63	0.63	1.52	18
Y	35.34	0.48	(2.40)	(1.92)	(0.42)	(1.62)	(2.04)	31.38	(5.82)	714,793	0.73	0.68	1.45	18
F	34.10	0.48	(2.32)	(1.84)	(0.44)	(1.62)	(2.06)	30.20	(5.80)	5,420,063	0.63	0.63	1.52	18
The accompanying notes are an integral part of these financial statements.

52

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Dividend and Growth Fund – (continued)
For the Year Ended October 31, 2021
A	$24.26	$0.33	$10.63	$10.96	$(0.33)	$(0.57)	$(0.90)	$34.32	46.01%	$4,733,858	0.97%	0.97%	1.07%	18%
C	23.31	0.09	10.22	10.31	(0.11)	(0.57)	(0.68)	32.94	44.92	169,569	1.75	1.75	0.30	18
I	24.12	0.40	10.58	10.98	(0.41)	(0.57)	(0.98)	34.12	46.39	3,178,645	0.71	0.71	1.30	18
R3	24.65	0.22	10.80	11.02	(0.22)	(0.57)	(0.79)	34.88	45.43	66,751	1.35	1.35	0.70	18
R4	24.84	0.32	10.89	11.21	(0.31)	(0.57)	(0.88)	35.17	45.92	106,561	1.03	1.03	1.01	18
R5	24.95	0.41	10.95	11.36	(0.41)	(0.57)	(0.98)	35.33	46.35	265,832	0.73	0.73	1.30	18
R6	24.95	0.44	10.96	11.40	(0.44)	(0.57)	(1.01)	35.34	46.52	470,425	0.63	0.63	1.37	18
Y	24.95	0.44	10.94	11.38	(0.42)	(0.57)	(0.99)	35.34	46.47	929,283	0.74	0.67	1.38	18
F	24.10	0.43	10.58	11.01	(0.44)	(0.57)	(1.01)	34.10	46.55	4,746,178	0.63	0.63	1.40	18
For the Year Ended October 31, 2020
A	$25.93	$0.39	$(0.94)	$(0.55)	$(0.37)	$(0.75)	$(1.12)	$24.26	(2.20)%	$3,385,907	1.00%	1.00%	1.61%	28%
C	24.96	0.20	(0.92)	(0.72)	(0.18)	(0.75)	(0.93)	23.31	(3.01)	138,431	1.78	1.78	0.84	28
I	25.80	0.45	(0.94)	(0.49)	(0.44)	(0.75)	(1.19)	24.12	(1.97)	1,681,761	0.73	0.73	1.86	28
R3	26.32	0.31	(0.95)	(0.64)	(0.28)	(0.75)	(1.03)	24.65	(2.54)	54,642	1.35	1.35	1.26	28
R4	26.52	0.39	(0.97)	(0.58)	(0.35)	(0.75)	(1.10)	24.84	(2.26)	82,299	1.05	1.05	1.56	28
R5	26.64	0.47	(0.98)	(0.51)	(0.43)	(0.75)	(1.18)	24.95	(1.97)	177,851	0.74	0.74	1.86	28
R6	26.64	0.49	(0.97)	(0.48)	(0.46)	(0.75)	(1.21)	24.95	(1.87)	196,065	0.65	0.65	1.94	28
Y	26.64	0.48	(0.97)	(0.49)	(0.45)	(0.75)	(1.20)	24.95	(1.91)	735,618	0.73	0.68	1.92	28
F	25.78	0.48	(0.95)	(0.47)	(0.46)	(0.75)	(1.21)	24.10	(1.89)	2,736,317	0.64	0.64	1.96	28
The Hartford Equity Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$22.07	$0.21	$(0.39)	$(0.18)	$(0.23)	$(1.64)	$(1.87)	$20.02	(0.94)%(5)	$1,799,793	0.97%(6)	0.97%(6)	2.08%(6)	24%
C	21.94	0.13	(0.39)	(0.26)	(0.15)	(1.64)	(1.79)	19.89	(1.35)(5)	75,434	1.75 (6)	1.75 (6)	1.31 (6)	24
I	21.87	0.24	(0.40)	(0.16)	(0.25)	(1.64)	(1.89)	19.82	(0.84)(5)	1,296,956	0.77 (6)	0.75 (6)	2.30 (6)	24
R3	22.14	0.17	(0.40)	(0.23)	(0.18)	(1.64)	(1.82)	20.09	(1.15)(5)	19,804	1.36 (6)	1.36 (6)	1.68 (6)	24
R4	22.18	0.21	(0.41)	(0.20)	(0.22)	(1.64)	(1.86)	20.12	(1.03)(5)	37,747	1.06 (6)	1.06 (6)	1.98 (6)	24
R5	22.35	0.24	(0.41)	(0.17)	(0.25)	(1.64)	(1.89)	20.29	(0.86)(5)	47,538	0.75 (6)	0.75 (6)	2.30 (6)	24
R6	22.43	0.25	(0.41)	(0.16)	(0.26)	(1.64)	(1.90)	20.37	(0.81)(5)	189,716	0.65 (6)	0.65 (6)	2.40 (6)	24
Y	22.44	0.24	(0.41)	(0.17)	(0.25)	(1.64)	(1.89)	20.38	(0.86)(5)	91,681	0.75 (6)	0.75 (6)	2.31 (6)	24
F	21.87	0.25	(0.41)	(0.16)	(0.26)	(1.64)	(1.90)	19.81	(0.83)(5)	1,225,649	0.65 (6)	0.65 (6)	2.40 (6)	24
For the Year Ended October 31, 2024
A	$19.09	$0.43	$4.08	$4.51	$(0.45)	$(1.08)	$(1.53)	$22.07	24.71%	$1,921,225	0.97%	0.97%	2.10%	35%
C	18.98	0.28	4.04	4.32	(0.28)	(1.08)	(1.36)	21.94	23.77	91,253	1.74	1.74	1.38	35
I	18.92	0.48	4.04	4.52	(0.49)	(1.08)	(1.57)	21.87	25.05	1,443,089	0.75	0.75	2.35	35
R3	19.14	0.36	4.08	4.44	(0.36)	(1.08)	(1.44)	22.14	24.27	25,195	1.36	1.36	1.72	35
R4	19.17	0.42	4.10	4.52	(0.43)	(1.08)	(1.51)	22.18	24.64	41,764	1.06	1.06	2.01	35
R5	19.30	0.49	4.13	4.62	(0.49)	(1.08)	(1.57)	22.35	25.06	52,229	0.75	0.75	2.36	35
R6	19.37	0.51	4.14	4.65	(0.51)	(1.08)	(1.59)	22.43	25.15	198,980	0.65	0.65	2.41	35
Y	19.38	0.49	4.14	4.63	(0.49)	(1.08)	(1.57)	22.44	25.04	110,371	0.73	0.73	2.35	35
F	18.92	0.50	4.04	4.54	(0.51)	(1.08)	(1.59)	21.87	25.17	1,293,326	0.65	0.65	2.43	35
The accompanying notes are an integral part of these financial statements.

53

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Equity Income Fund – (continued)
For the Year Ended October 31, 2023
A	$21.83	$0.42	$(0.58)	$(0.16)	$(0.42)	$(2.16)	$(2.58)	$19.09	(1.39)%	$1,724,626	0.98%	0.98%	2.09%	39%
C	21.71	0.27	(0.58)	(0.31)	(0.26)	(2.16)	(2.42)	18.98	(2.13)	105,887	1.74	1.74	1.34	39
I	21.67	0.47	(0.60)	(0.13)	(0.46)	(2.16)	(2.62)	18.92	(1.22)	1,469,700	0.74	0.74	2.32	39
R3	21.88	0.35	(0.59)	(0.24)	(0.34)	(2.16)	(2.50)	19.14	(1.77)	24,626	1.36	1.36	1.71	39
R4	21.91	0.41	(0.59)	(0.18)	(0.40)	(2.16)	(2.56)	19.17	(1.52)	40,821	1.07	1.06	1.99	39
R5	22.05	0.48	(0.61)	(0.13)	(0.46)	(2.16)	(2.62)	19.30	(1.21)	59,722	0.75	0.75	2.33	39
R6	22.12	0.49	(0.60)	(0.11)	(0.48)	(2.16)	(2.64)	19.37	(1.10)	159,606	0.65	0.65	2.38	39
Y	22.12	0.48	(0.60)	(0.12)	(0.46)	(2.16)	(2.62)	19.38	(1.14)	105,278	0.73	0.73	2.34	39
F	21.66	0.49	(0.59)	(0.10)	(0.48)	(2.16)	(2.64)	18.92	(1.08)	1,152,460	0.65	0.65	2.41	39
For the Year Ended October 31, 2022
A	$23.85	$0.42	$(0.38)	$0.04	$(0.40)	$(1.66)	$(2.06)	$21.83	0.12%	$1,876,672	0.97%	0.97%	1.88%	42%
C	23.72	0.24	(0.37)	(0.13)	(0.22)	(1.66)	(1.88)	21.71	(0.64)	133,761	1.75	1.75	1.10	42
I	23.68	0.47	(0.37)	0.10	(0.45)	(1.66)	(2.11)	21.67	0.40	1,546,287	0.74	0.74	2.12	42
R3	23.89	0.34	(0.38)	(0.04)	(0.31)	(1.66)	(1.97)	21.88	(0.25)	28,332	1.36	1.35	1.50	42
R4	23.93	0.41	(0.39)	0.02	(0.38)	(1.66)	(2.04)	21.91	0.02	39,191	1.06	1.06	1.78	42
R5	24.07	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.05	0.34	73,876	0.75	0.75	2.10	42
R6	24.13	0.50	(0.38)	0.12	(0.47)	(1.66)	(2.13)	22.12	0.49	98,652	0.65	0.65	2.21	42
Y	24.14	0.48	(0.39)	0.09	(0.45)	(1.66)	(2.11)	22.12	0.36	123,645	0.73	0.73	2.12	42
F	23.68	0.49	(0.38)	0.11	(0.47)	(1.66)	(2.13)	21.66	0.46	1,106,281	0.64	0.64	2.21	42
For the Year Ended October 31, 2021
A	$17.55	$0.34	$6.50	$6.84	$(0.34)	$(0.20)	$(0.54)	$23.85	39.45%	$1,864,492	0.98%	0.98%	1.57%	24%
C	17.46	0.18	6.44	6.62	(0.16)	(0.20)	(0.36)	23.72	38.31	162,393	1.75	1.75	0.85	24
I	17.44	0.39	6.44	6.83	(0.39)	(0.20)	(0.59)	23.68	39.69	1,360,339	0.74	0.74	1.81	24
R3	17.59	0.26	6.50	6.76	(0.26)	(0.20)	(0.46)	23.89	38.83	33,485	1.36	1.35	1.21	24
R4	17.62	0.33	6.50	6.83	(0.32)	(0.20)	(0.52)	23.93	39.25	49,923	1.05	1.05	1.52	24
R5	17.71	0.40	6.55	6.95	(0.39)	(0.20)	(0.59)	24.07	39.75	80,991	0.75	0.75	1.80	24
R6	17.76	0.42	6.56	6.98	(0.41)	(0.20)	(0.61)	24.13	39.82	81,643	0.65	0.65	1.90	24
Y	17.76	0.40	6.57	6.97	(0.39)	(0.20)	(0.59)	24.14	39.77	120,502	0.74	0.73	1.81	24
F	17.44	0.41	6.44	6.85	(0.41)	(0.20)	(0.61)	23.68	39.81	1,141,345	0.65	0.65	1.92	24
For the Year Ended October 31, 2020
A	$19.99	$0.34	$(1.21)	$(0.87)	$(0.31)	$(1.26)	$(1.57)	$17.55	(4.68)%	$1,365,895	1.00%	1.00%	1.89%	31%
C	19.88	0.21	(1.20)	(0.99)	(0.17)	(1.26)	(1.43)	17.46	(5.38)	191,917	1.76	1.76	1.15	31
I	19.88	0.38	(1.20)	(0.82)	(0.36)	(1.26)	(1.62)	17.44	(4.44)	977,950	0.74	0.74	2.13	31
R3	20.02	0.28	(1.20)	(0.92)	(0.25)	(1.26)	(1.51)	17.59	(4.97)	31,778	1.36	1.36	1.55	31
R4	20.06	0.33	(1.21)	(0.88)	(0.30)	(1.26)	(1.56)	17.62	(4.72)	41,386	1.05	1.05	1.85	31
R5	20.16	0.39	(1.22)	(0.83)	(0.36)	(1.26)	(1.62)	17.71	(4.46)	56,329	0.77	0.77	2.14	31
R6	20.21	0.40	(1.21)	(0.81)	(0.38)	(1.26)	(1.64)	17.76	(4.34)	55,448	0.66	0.66	2.22	31
Y	20.22	0.40	(1.23)	(0.83)	(0.37)	(1.26)	(1.63)	17.76	(4.40)	81,615	0.76	0.71	2.20	31
F	19.87	0.40	(1.19)	(0.79)	(0.38)	(1.26)	(1.64)	17.44	(4.31)	889,727	0.66	0.66	2.23	31
The accompanying notes are an integral part of these financial statements.

54

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$54.99	$(0.20)	$(1.32)	$(1.52)	$—	$—	$—	$53.47	(2.76)%(5)	$2,807,811	1.08%(6)	1.07%(6)	(0.69)%(6)	71%
C	54.52	(0.42)	(1.30)	(1.72)	—	—	—	52.80	(3.15)(5)	79,522	1.87 (6)	1.87 (6)	(1.49)(6)	71
I	61.21	(0.15)	(1.48)	(1.63)	—	—	—	59.58	(2.66)(5)	1,127,307	0.84 (6)	0.84 (6)	(0.47)(6)	71
R3	53.79	(0.29)	(1.30)	(1.59)	—	—	—	52.20	(2.96)(5)	31,870	1.44 (6)	1.44 (6)	(1.06)(6)	71
R4	60.83	(0.24)	(1.46)	(1.70)	—	—	—	59.13	(2.79)(5)	49,605	1.13 (6)	1.13 (6)	(0.76)(6)	71
R5	67.29	(0.16)	(1.63)	(1.79)	—	—	—	65.50	(2.66)(5)	8,120	0.84 (6)	0.84 (6)	(0.47)(6)	71
R6	69.52	(0.13)	(1.68)	(1.81)	—	—	—	67.71	(2.60)(5)	29,677	0.74 (6)	0.74 (6)	(0.36)(6)	71
Y	69.19	(0.16)	(1.67)	(1.83)	—	—	—	67.36	(2.64)(5)	102,022	0.82 (6)	0.82 (6)	(0.44)(6)	71
F	61.83	(0.12)	(1.49)	(1.61)	—	—	—	60.22	(2.60)(5)	916,816	0.74 (6)	0.74 (6)	(0.36)(6)	71
For the Year Ended October 31, 2024
A	$35.65	$(0.35)	$19.69	$19.34	$—	$—	$—	$54.99	54.25%	$2,983,874	1.11%(10)	1.10%(10)	(0.72)%	104%
C(11)	35.64	(0.20)	19.08	18.88	—	—	—	54.52	52.97	93,858	1.92 (10)	1.92 (10)	(1.54)	104
I	39.58	(0.26)	21.89	21.63	—	—	—	61.21	54.65	1,208,959	0.87 (10)	0.86 (10)	(0.48)	104
R3	35.00	(0.51)	19.30	18.79	—	—	—	53.79	53.69	31,748	1.48 (10)	1.48 (10)	(1.10)	104
R4	39.46	(0.41)	21.78	21.37	—	—	—	60.83	54.16	53,501	1.16 (10)	1.16 (10)	(0.78)	104
R5	43.51	(0.28)	24.06	23.78	—	—	—	67.29	54.65	8,171	0.87 (10)	0.87 (10)	(0.48)	104
R6	44.92	(0.23)	24.83	24.60	—	—	—	69.52	54.76	31,413	0.77 (10)	0.77 (10)	(0.39)	104
Y	44.74	(0.28)	24.73	24.45	—	—	—	69.19	54.65	114,100	0.84 (10)	0.84 (10)	(0.46)	104
F	39.95	(0.21)	22.09	21.88	—	—	—	61.83	54.77	952,821	0.77 (10)	0.77 (10)	(0.39)	104
For the Year Ended October 31, 2023
A	$30.49	$(0.22)	$5.38	$5.16	$—	$—	$—	$35.65	16.92%	$2,100,921	1.10%	1.09%	(0.64)%	88%
C(11)	30.72	(0.48)	5.40	4.92	—	—	—	35.64	16.02	95,448	1.87	1.87	(1.40)	88
I	33.77	(0.15)	5.96	5.81	—	—	—	39.58	17.20	867,649	0.84	0.84	(0.38)	88
R3	30.04	(0.33)	5.29	4.96	—	—	—	35.00	16.51	30,333	1.44	1.44	(0.98)	88
R4	33.76	(0.26)	5.96	5.70	—	—	—	39.46	16.88	42,910	1.14	1.14	(0.68)	88
R5	37.13	(0.16)	6.54	6.38	—	—	—	43.51	17.18	7,434	0.86	0.86	(0.38)	88
R6	38.28	(0.12)	6.76	6.64	—	—	—	44.92	17.32	31,827	0.74	0.74	(0.27)	88
Y	38.16	(0.13)	6.71	6.58	—	—	—	44.74	17.24	81,918	0.83	0.83	(0.31)	88
F	34.05	(0.11)	6.01	5.90	—	—	—	39.95	17.33	718,884	0.74	0.74	(0.29)	88
For the Year Ended October 31, 2022
A	$62.10	$(0.31)	$(19.34)	$(19.65)	$—	$(11.96)	$(11.96)	$30.49	(38.47)%	$1,981,665	1.09%	1.08%	(0.79)%	95%
C(11)	100.56	(0.64)	(21.36)	(22.00)	—	(47.84)	(47.84)	30.72	(38.93)	130,590	1.85	1.85	(1.58)	95
I	67.29	(0.24)	(21.32)	(21.56)	—	(11.96)	(11.96)	33.77	(38.31)	941,202	0.84	0.84	(0.56)	95
R3	61.55	(0.44)	(19.11)	(19.55)	—	(11.96)	(11.96)	30.04	(38.69)	29,520	1.45	1.45	(1.16)	95
R4	67.45	(0.36)	(21.37)	(21.73)	—	(11.96)	(11.96)	33.76	(38.50)	42,391	1.14	1.14	(0.85)	95
R5	72.75	(0.26)	(23.40)	(23.66)	—	(11.96)	(11.96)	37.13	(38.33)	13,784	0.85	0.85	(0.56)	95
R6	74.55	(0.22)	(24.09)	(24.31)	—	(11.96)	(11.96)	38.28	(38.26)	39,511	0.74	0.74	(0.45)	95
Y	74.41	(0.26)	(24.03)	(24.29)	—	(11.96)	(11.96)	38.16	(38.32)	333,299	0.84	0.84	(0.54)	95
F	67.69	(0.19)	(21.49)	(21.68)	—	(11.96)	(11.96)	34.05	(38.25)	696,706	0.74	0.74	(0.44)	95
The accompanying notes are an integral part of these financial statements.

55

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Growth Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$54.65	$(0.47)	$15.83	$15.36	$—	$(7.91)	$(7.91)	$62.10	30.45%	$3,650,083	1.07%	1.06%	(0.80)%	87%
C(11)	105.88	(1.52)	27.84	26.32	—	(31.64)	(31.64)	100.56	29.47	321,097	1.83	1.83	(1.57)	87
I	58.51	(0.36)	17.05	16.69	—	(7.91)	(7.91)	67.29	30.75	2,124,160	0.82	0.82	(0.56)	87
R3	54.41	(0.68)	15.73	15.05	—	(7.91)	(7.91)	61.55	29.96	51,824	1.45	1.44	(1.18)	87
R4	58.79	(0.56)	17.13	16.57	—	(7.91)	(7.91)	67.45	30.36	76,404	1.14	1.14	(0.88)	87
R5	62.69	(0.39)	18.36	17.97	—	(7.91)	(7.91)	72.75	30.74	25,000	0.84	0.84	(0.58)	87
R6	64.01	(0.34)	18.79	18.45	—	(7.91)	(7.91)	74.55	30.87	72,428	0.74	0.74	(0.49)	87
Y	63.96	(0.40)	18.76	18.36	—	(7.91)	(7.91)	74.41	30.74	565,204	0.84	0.83	(0.57)	87
F	58.77	(0.31)	17.14	16.83	—	(7.91)	(7.91)	67.69	30.87	1,197,268	0.73	0.73	(0.48)	87
For the Year Ended October 31, 2020
A	$39.45	$(0.30)	$18.03	$17.73	$—	$(2.53)	$(2.53)	$54.65	47.69%	$2,939,376	1.10%	1.09%	(0.66)%	118%
C(11)	82.00	(1.24)	35.24	34.00	—	(10.12)	(10.12)	105.88	46.64	322,226	1.85	1.85	(1.41)	118
I	41.95	(0.19)	19.28	19.09	—	(2.53)	(2.53)	58.51	48.12	1,722,100	0.83	0.83	(0.39)	118
R3	39.41	(0.44)	17.97	17.53	—	(2.53)	(2.53)	54.41	47.21	47,880	1.44	1.43	(0.99)	118
R4	42.26	(0.33)	19.39	19.06	—	(2.53)	(2.53)	58.79	47.67	70,918	1.13	1.13	(0.69)	118
R5	44.78	(0.20)	20.64	20.44	—	(2.53)	(2.53)	62.69	48.09	23,170	0.85	0.85	(0.40)	118
R6	45.63	(0.17)	21.08	20.91	—	(2.53)	(2.53)	64.01	48.23	40,559	0.74	0.74	(0.31)	118
Y	45.62	(0.20)	21.07	20.87	—	(2.53)	(2.53)	63.96	48.15	433,672	0.83	0.78	(0.38)	118
F	42.09	(0.15)	19.36	19.21	—	(2.53)	(2.53)	58.77	48.25	795,206	0.74	0.74	(0.31)	118
The Hartford Healthcare Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$39.24	$(0.07)	$(2.80)	$(2.87)	$(0.07)	$(1.90)	$(1.97)	$34.40	(7.57)%(5)	$545,665	1.32%(6)	1.31%(6)	(0.37)%(6)	18%
C	27.06	(0.14)	(1.91)	(2.05)	—	(1.90)	(1.90)	23.11	(7.96)(5)	23,958	2.12 (6)	2.12 (6)	(1.18)(6)	18
I	42.90	(0.02)	(3.08)	(3.10)	(0.17)	(1.90)	(2.07)	37.73	(7.46)(5)	214,712	1.05 (6)	1.05 (6)	(0.09)(6)	18
R3	39.87	(0.13)	(2.85)	(2.98)	—	(1.90)	(1.90)	34.99	(7.73)(5)	16,231	1.65 (6)	1.65 (6)	(0.71)(6)	18
R4	43.71	(0.08)	(3.14)	(3.22)	—	(1.90)	(1.90)	38.59	(7.59)(5)	7,989	1.34 (6)	1.34 (6)	(0.41)(6)	18
R5	47.43	(0.03)	(3.42)	(3.45)	(0.07)	(1.90)	(1.97)	42.01	(7.47)(5)	1,719	1.06 (6)	1.06 (6)	(0.13)(6)	18
R6	48.57	0.00 (8)	(3.50)	(3.50)	(0.21)	(1.90)	(2.11)	42.96	(7.43)(5)	5,751	0.94 (6)	0.94 (6)	0.01 (6)	18
Y	48.33	(0.02)	(3.49)	(3.51)	(0.15)	(1.90)	(2.05)	42.77	(7.47)(5)	21,184	1.05 (6)	1.05 (6)	(0.10)(6)	18
F	43.29	0.00 (8)	(3.10)	(3.10)	(0.22)	(1.90)	(2.12)	38.07	(7.40)(5)	24,105	0.94 (6)	0.94 (6)	0.01 (6)	18
For the Year Ended October 31, 2024
A	$32.57	$(0.14)	$6.81	$6.67	$—	$—	$—	$39.24	20.48%	$659,350	1.28%	1.28%	(0.36)%	40%
C	22.64	(0.30)	4.72	4.42	—	—	—	27.06	19.52	33,212	2.07	2.07	(1.12)	40
I	35.52	(0.04)	7.42	7.38	—	—	—	42.90	20.78	246,729	1.02	1.02	(0.09)	40
R3	33.21	(0.27)	6.93	6.66	—	—	—	39.87	20.05	19,135	1.62	1.62	(0.70)	40
R4	36.29	(0.16)	7.58	7.42	—	—	—	43.71	20.45	11,389	1.31	1.31	(0.38)	40
R5	39.27	(0.05)	8.21	8.16	—	—	—	47.43	20.78	4,896	1.03	1.03	(0.11)	40
R6	40.18	0.08	8.31	8.39	—	—	—	48.57	20.88	6,512	0.92	0.92	0.17	40
Y	40.01	(0.04)	8.36	8.32	—	—	—	48.33	20.79	31,519	1.03	1.03	(0.09)	40
F	35.80	0.00 (8)	7.49	7.49	—	—	—	43.29	20.92	29,480	0.92	0.92	0.01	40
The accompanying notes are an integral part of these financial statements.

56

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Healthcare Fund – (continued)
For the Year Ended October 31, 2023
A	$34.67	$(0.08)	$(1.66)	$(1.74)	$—	$(0.36)	$(0.36)	$32.57	(5.11)%	$619,717	1.27%	1.27%	(0.24)%	32%
C	24.39	(0.24)	(1.15)	(1.39)	—	(0.36)	(0.36)	22.64	(5.84)	47,481	2.05	2.05	(1.00)	32
I	37.68	0.01	(1.81)	(1.80)	—	(0.36)	(0.36)	35.52	(4.86)	246,362	1.01	1.01	0.03	32
R3	35.46	(0.21)	(1.68)	(1.89)	—	(0.36)	(0.36)	33.21	(5.45)	20,093	1.62	1.62	(0.58)	32
R4	38.59	(0.10)	(1.84)	(1.94)	—	(0.36)	(0.36)	36.29	(5.14)	12,466	1.29	1.29	(0.26)	32
R5	41.63	0.02	(2.02)	(2.00)	—	(0.36)	(0.36)	39.27	(4.88)	5,008	1.02	1.02	0.04	32
R6	42.53	0.05	(2.04)	(1.99)	—	(0.36)	(0.36)	40.18	(4.77)	50,786	0.91	0.91	0.13	32
Y	42.40	0.01	(2.04)	(2.03)	—	(0.36)	(0.36)	40.01	(4.88)	42,815	1.01	1.01	0.02	32
F	37.93	0.05	(1.82)	(1.77)	—	(0.36)	(0.36)	35.80	(4.77)	27,600	0.91	0.91	0.13	32
For the Year Ended October 31, 2022
A	$44.57	$(0.10)	$(5.43)	$(5.53)	$—	$(4.37)	$(4.37)	$34.67	(13.39)%	$710,176	1.26%	1.26%	(0.27)%	33%
C	32.92	(0.27)	(3.89)	(4.16)	—	(4.37)	(4.37)	24.39	(14.05)	84,595	2.03	2.03	(1.04)	33
I	47.93	(0.00)(8)	(5.88)	(5.88)	—	(4.37)	(4.37)	37.68	(13.16)	329,897	1.00	1.00	(0.01)	33
R3	45.63	(0.23)	(5.57)	(5.80)	—	(4.37)	(4.37)	35.46	(13.70)	24,849	1.61	1.61	(0.62)	33
R4	49.12	(0.13)	(6.03)	(6.16)	—	(4.37)	(4.37)	38.59	(13.44)	16,006	1.30	1.30	(0.31)	33
R5	52.49	(0.01)	(6.48)	(6.49)	—	(4.37)	(4.37)	41.63	(13.18)	10,102	1.01	1.01	(0.02)	33
R6	53.47	(0.02)	(6.55)	(6.57)	—	(4.37)	(4.37)	42.53	(13.08)	55,392	0.90	0.90	(0.05)	33
Y	53.38	0.00 (8)	(6.61)	(6.61)	—	(4.37)	(4.37)	42.40	(13.19)	52,172	1.00	1.00	0.01	33
F	48.18	0.04	(5.92)	(5.88)	—	(4.37)	(4.37)	37.93	(13.09)	34,909	0.90	0.90	0.09	33
For the Year Ended October 31, 2021
A	$40.91	$(0.15)	$8.98	$8.83	$—	$(5.17)	$(5.17)	$44.57	22.88%	$883,719	1.25%	1.24%	(0.36)%	51%
C	31.63	(0.36)	6.82	6.46	—	(5.17)	(5.17)	32.92	21.98	134,574	2.01	2.01	(1.12)	51
I	43.53	(0.04)	9.61	9.57	—	(5.17)	(5.17)	47.93	23.23	463,673	0.98	0.98	(0.10)	51
R3	41.90	(0.31)	9.21	8.90	—	(5.17)	(5.17)	45.63	22.46	32,550	1.59	1.59	(0.70)	51
R4	44.63	(0.19)	9.85	9.66	—	(5.17)	(5.17)	49.12	22.83	25,818	1.29	1.29	(0.40)	51
R5	47.24	(0.06)	10.48	10.42	—	(5.17)	(5.17)	52.49	23.21	12,933	1.00	1.00	(0.11)	51
R6	47.99	(0.00)(8)	10.65	10.65	—	(5.17)	(5.17)	53.47	23.33	6,091	0.89	0.89	(0.00)(9)	51
Y	47.95	(0.05)	10.65	10.60	—	(5.17)	(5.17)	53.38	23.24	122,793	0.99	0.98	(0.09)	51
F	43.70	(0.00)(8)	9.65	9.65	—	(5.17)	(5.17)	48.18	23.34	46,477	0.89	0.89	(0.00)(9)	51
For the Year Ended October 31, 2020
A	$35.63	$(0.13)	$7.77	$7.64	$—	$(2.36)	$(2.36)	$40.91	22.17%	$746,242	1.28%	1.28%	(0.33)%	49%
C	28.24	(0.33)	6.08	5.75	—	(2.36)	(2.36)	31.63	21.21	139,847	2.04	2.04	(1.09)	49
I	37.68	(0.02)	8.23	8.21	—	(2.36)	(2.36)	43.53	22.49	376,518	0.99	0.99	(0.05)	49
R3	36.56	(0.26)	7.96	7.70	—	(2.36)	(2.36)	41.90	21.74	31,090	1.61	1.61	(0.65)	49
R4	38.69	(0.15)	8.45	8.30	—	(2.36)	(2.36)	44.63	22.12	25,078	1.30	1.30	(0.35)	49
R5	40.71	(0.03)	8.92	8.89	—	(2.36)	(2.36)	47.24	22.48	10,937	1.01	1.01	(0.07)	49
R6	41.28	0.02	9.05	9.07	—	(2.36)	(2.36)	47.99	22.61	3,885	0.90	0.90	0.04	49
Y	41.27	(0.01)	9.05	9.04	—	(2.36)	(2.36)	47.95	22.55	97,263	1.00	0.95	(0.01)	49
F	37.79	0.02	8.25	8.27	—	(2.36)	(2.36)	43.70	22.59	34,808	0.90	0.90	0.04	49
The accompanying notes are an integral part of these financial statements.

57

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$26.13	$(0.06)	$(1.34)	$(1.40)	$—	$(1.67)	$(1.67)	$23.06	(6.26)%(5)	$1,716,613	1.13%(6)	1.13%(6)	(0.49)%(6)	42%
C	26.35	(0.17)	(1.34)	(1.51)	—	(1.67)	(1.67)	23.17	(6.64)(5)	65,933	1.92 (6)	1.92 (6)	(1.30)(6)	42
I	27.89	(0.03)	(1.45)	(1.48)	—	(1.67)	(1.67)	24.74	(6.15)(5)	660,527	0.87 (6)	0.87 (6)	(0.24)(6)	42
R3	30.37	(0.12)	(1.59)	(1.71)	—	(1.67)	(1.67)	26.99	(6.41)(5)	42,607	1.48 (6)	1.48 (6)	(0.85)(6)	42
R4	32.91	(0.09)	(1.74)	(1.83)	—	(1.67)	(1.67)	29.41	(6.31)(5)	30,359	1.18 (6)	1.18 (6)	(0.56)(6)	42
R5	34.94	(0.04)	(1.87)	(1.91)	—	(1.67)	(1.67)	31.36	(6.14)(5)	31,897	0.87 (6)	0.87 (6)	(0.25)(6)	42
R6	35.68	(0.02)	(1.92)	(1.94)	—	(1.67)	(1.67)	32.07	(6.09)(5)	237,895	0.76 (6)	0.76 (6)	(0.13)(6)	42
Y	35.51	(0.05)	(1.90)	(1.95)	—	(1.67)	(1.67)	31.89	(6.15)(5)	111,887	0.87 (6)	0.87 (6)	(0.27)(6)	42
F	28.14	(0.02)	(1.46)	(1.48)	—	(1.67)	(1.67)	24.99	(6.09)(5)	1,463,632	0.76 (6)	0.76 (6)	(0.13)(6)	42
For the Year Ended October 31, 2024
A	$21.67	$(0.16)	$5.21	$5.05	$—	$(0.59)	$(0.59)	$26.13	23.56%	$2,032,564	1.11%	1.11%	(0.62)%	51%
C(12)	22.56	(0.19)	4.57	4.38	—	(0.59)	(0.59)	26.35	22.49	98,029	1.92	1.92	(1.42)	51
I	23.04	(0.09)	5.53	5.44	—	(0.59)	(0.59)	27.89	23.86	884,230	0.84	0.84	(0.35)	51
R3	25.19	(0.29)	6.06	5.77	—	(0.59)	(0.59)	30.37	23.12	53,640	1.47	1.47	(0.97)	51
R4	27.18	(0.21)	6.53	6.32	—	(0.59)	(0.59)	32.91	23.50	42,977	1.17	1.14	(0.64)	51
R5	28.74	(0.12)	6.91	6.79	—	(0.59)	(0.59)	34.94	23.83	39,298	0.86	0.86	(0.37)	51
R6	29.30	(0.09)	7.06	6.97	—	(0.59)	(0.59)	35.68	23.99	321,761	0.75	0.75	(0.25)	51
Y	29.19	(0.12)	7.03	6.91	—	(0.59)	(0.59)	35.51	23.87	203,510	0.86	0.86	(0.36)	51
F	23.22	(0.07)	5.58	5.51	—	(0.59)	(0.59)	28.14	23.98	1,735,526	0.75	0.75	(0.26)	51
For the Year Ended October 31, 2023
A	$24.51	$(0.10)	$(0.49)	$(0.59)	$—	$(2.25)	$(2.25)	$21.67	(3.04)%	$1,934,771	1.11%	1.11%	(0.43)%	35%
C(12)	27.76	(0.30)	(0.40)	(0.70)	—	(4.50)	(4.50)	22.56	(3.74)	132,668	1.88	1.88	(1.18)	35
I	25.85	(0.04)	(0.52)	(0.56)	—	(2.25)	(2.25)	23.04	(2.75)	1,041,241	0.83	0.83	(0.14)	35
R3	28.24	(0.22)	(0.58)	(0.80)	—	(2.25)	(2.25)	25.19	(3.41)	51,787	1.47	1.46	(0.78)	35
R4	30.20	(0.13)	(0.64)	(0.77)	—	(2.25)	(2.25)	27.18	(3.06)	52,865	1.16	1.14	(0.44)	35
R5	31.72	(0.05)	(0.68)	(0.73)	—	(2.25)	(2.25)	28.74	(2.77)	59,432	0.84	0.84	(0.14)	35
R6	32.27	(0.02)	(0.70)	(0.72)	—	(2.25)	(2.25)	29.30	(2.69)	435,508	0.75	0.75	(0.05)	35
Y	32.19	(0.04)	(0.71)	(0.75)	—	(2.25)	(2.25)	29.19	(2.80)	288,853	0.85	0.83	(0.14)	35
F	26.02	(0.02)	(0.53)	(0.55)	—	(2.25)	(2.25)	23.22	(2.69)	1,653,322	0.75	0.75	(0.06)	35
For the Year Ended October 31, 2022
A	$37.01	$(0.10)	$(8.08)	$(8.18)	$(0.16)	$(4.16)	$(4.32)	$24.51	(24.83)%	$2,303,790	1.09%	1.09%	(0.35)%	44%
C(12)	45.78	(0.38)	(9.24)	(9.62)	(0.08)	(8.32)	(8.40)	27.76	(25.38)	208,963	1.86	1.86	(1.14)	44
I	38.77	(0.04)	(8.49)	(8.53)	(0.23)	(4.16)	(4.39)	25.85	(24.63)	1,712,201	0.87	0.86	(0.12)	44
R3	41.94	(0.23)	(9.31)	(9.54)	—	(4.16)	(4.16)	28.24	(25.08)	61,073	1.46	1.45	(0.71)	44
R4	44.51	(0.15)	(9.91)	(10.06)	(0.09)	(4.16)	(4.25)	30.20	(24.83)	86,083	1.16	1.14	(0.42)	44
R5	46.54	(0.06)	(10.38)	(10.44)	(0.22)	(4.16)	(4.38)	31.72	(24.62)	93,005	0.86	0.86	(0.15)	44
R6	47.29	(0.03)	(10.55)	(10.58)	(0.28)	(4.16)	(4.44)	32.27	(24.56)	758,617	0.74	0.74	(0.08)	44
Y	47.18	(0.04)	(10.53)	(10.57)	(0.26)	(4.16)	(4.42)	32.19	(24.58)	438,595	0.84	0.79	(0.10)	44
F	39.01	(0.00)(8)	(8.55)	(8.55)	(0.28)	(4.16)	(4.44)	26.02	(24.56)	1,937,017	0.74	0.74	(0.00)(9)	44
The accompanying notes are an integral part of these financial statements.

58

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Fund – (continued)
For the Year Ended October 31, 2021
A	$30.63	$0.10	$10.24	$10.34	$—	$(3.96)	$(3.96)	$37.01	35.51%	$3,446,674	1.08%	1.08%	0.28%	28%
C(12)	40.68	(0.24)	13.26	13.02	—	(7.92)	(7.92)	45.78	34.49	381,566	1.84	1.84	(0.52)	28
I	31.87	0.20	10.66	10.86	—	(3.96)	(3.96)	38.77	35.79	3,960,713	0.86	0.85	0.53	28
R3	34.38	(0.05)	11.57	11.52	—	(3.96)	(3.96)	41.94	35.03	100,113	1.45	1.45	(0.12)	28
R4	36.18	0.08	12.21	12.29	—	(3.96)	(3.96)	44.51	35.45	189,348	1.15	1.13	0.18	28
R5	37.58	0.23	12.69	12.92	—	(3.96)	(3.96)	46.54	35.84	319,470	0.83	0.83	0.52	28
R6	38.09	0.26	12.90	13.16	—	(3.96)	(3.96)	47.29	36.00	1,659,582	0.74	0.74	0.57	28
Y	38.02	0.24	12.88	13.12	—	(3.96)	(3.96)	47.18	35.96	970,296	0.84	0.77	0.52	28
F	32.00	0.23	10.74	10.97	—	(3.96)	(3.96)	39.01	36.01	2,898,529	0.74	0.74	0.61	28
For the Year Ended October 31, 2020
A	$30.34	$(0.08)	$2.00	$1.92	$—	$(1.63)	$(1.63)	$30.63	6.48%	$2,724,316	1.11%	1.11%	(0.27)%	45%
C(12)	41.66	(0.40)	2.68	2.28	—	(3.26)	(3.26)	40.68	5.63	380,033	1.87	1.87	(1.02)	45
I	31.43	(0.01)	2.08	2.07	—	(1.63)	(1.63)	31.87	6.74	3,867,925	0.88	0.87	(0.04)	45
R3	33.98	(0.21)	2.24	2.03	—	(1.63)	(1.63)	34.38	6.09	92,023	1.47	1.47	(0.63)	45
R4	35.57	(0.10)	2.34	2.24	—	(1.63)	(1.63)	36.18	6.42	205,114	1.16	1.14	(0.30)	45
R5	36.77	0.00 (8)	2.44	2.44	—	(1.63)	(1.63)	37.58	6.77	371,791	0.85	0.85	0.00 (9)	45
R6	37.22	0.03	2.47	2.50	—	(1.63)	(1.63)	38.09	6.85	1,759,581	0.75	0.75	0.08	45
Y	37.17	0.02	2.46	2.48	—	(1.63)	(1.63)	38.02	6.81	1,144,624	0.85	0.79	0.06	45
F	31.52	0.03	2.08	2.11	—	(1.63)	(1.63)	32.00	6.85	2,422,752	0.75	0.75	0.09	45
The Hartford MidCap Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$17.66	$0.06	$(1.38)	$(1.32)	$(0.12)	$(2.03)	$(2.15)	$14.19	(8.98)%(5)	$388,712	1.13%(6)	1.13%(6)	0.77%(6)	138%
C	12.70	(0.00)(13)	(0.94)	(0.94)	(0.03)	(2.03)	(2.06)	9.70	(9.47)(5)	3,017	1.96 (6)	1.96 (6)	(0.05)(6)	138
I	17.95	0.09	(1.42)	(1.33)	(0.16)	(2.03)	(2.19)	14.43	(8.89)(5)	160,443	0.85 (6)	0.85 (6)	1.20 (6)	138
R3	18.90	0.04	(1.51)	(1.47)	(0.06)	(2.03)	(2.09)	15.34	(9.18)(5)	6,308	1.47 (6)	1.47 (6)	0.42 (6)	138
R4	19.59	0.07	(1.57)	(1.50)	(0.10)	(2.03)	(2.13)	15.96	(9.02)(5)	4,318	1.17 (6)	1.17 (6)	0.74 (6)	138
R5	19.99	0.09	(1.60)	(1.51)	(0.16)	(2.03)	(2.19)	16.29	(8.89)(5)	2,494	0.86 (6)	0.86 (6)	1.03 (6)	138
R6	17.96	0.09	(1.41)	(1.32)	(0.18)	(2.03)	(2.21)	14.43	(8.85)(5)	4,133	0.75 (6)	0.75 (6)	1.14 (6)	138
Y	20.05	0.09	(1.60)	(1.51)	(0.16)	(2.03)	(2.19)	16.35	(8.86)(5)	5,751	0.86 (6)	0.86 (6)	1.03 (6)	138
F	17.96	0.09	(1.40)	(1.31)	(0.18)	(2.03)	(2.21)	14.44	(8.79)(5)	473,386	0.75 (6)	0.75 (6)	1.15 (6)	138
For the Year Ended October 31, 2024
A	$14.57	$0.14	$4.06	$4.20	$(0.10)	$(1.01)	$(1.11)	$17.66	30.09%	$444,392	1.14%	1.14%	0.85%	132%
C	10.75	0.01	2.96	2.97	(0.01)	(1.01)	(1.02)	12.70	29.09	4,206	1.95	1.95	0.05	132
I	14.79	0.19	4.13	4.32	(0.15)	(1.01)	(1.16)	17.95	30.46	42,207	0.87	0.87	1.13	132
R3	15.52	0.09	4.35	4.44	(0.05)	(1.01)	(1.06)	18.90	29.70	7,316	1.48	1.48	0.51	132
R4	16.02	0.15	4.50	4.65	(0.07)	(1.01)	(1.08)	19.59	30.13	5,007	1.18	1.18	0.82	132
R5	16.35	0.21	4.58	4.79	(0.14)	(1.01)	(1.15)	19.99	30.46	2,614	0.88	0.88	1.11	132
R6	14.80	0.12	4.21	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	3,853	0.76	0.76	0.68	132
Y	16.40	0.21	4.59	4.80	(0.14)	(1.01)	(1.15)	20.05	30.42	7,591	0.87	0.87	1.14	132
F	14.80	0.21	4.12	4.33	(0.16)	(1.01)	(1.17)	17.96	30.56	537,796	0.76	0.76	1.23	132
The accompanying notes are an integral part of these financial statements.

59

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford MidCap Value Fund – (continued)
For the Year Ended October 31, 2023
A	$16.14	$0.09	$(0.03)	$0.06	$(0.05)	$(1.58)	$(1.63)	$14.57	0.04%	$367,294	1.16%	1.16%	0.56%	84%
C	12.36	(0.03)	—	(0.03)	—	(1.58)	(1.58)	10.75	(0.75)	5,019	1.95	1.95	(0.22)	84
I	16.36	0.13	(0.03)	0.10	(0.09)	(1.58)	(1.67)	14.79	0.35	39,690	0.87	0.87	0.85	84
R3	17.10	0.04	(0.04)	—	—	(1.58)	(1.58)	15.52	(0.33)	5,694	1.48	1.48	0.24	84
R4	17.59	0.09	(0.04)	0.05	(0.04)	(1.58)	(1.62)	16.02	(0.04)	4,366	1.18	1.18	0.51	84
R5	17.91	0.15	(0.04)	0.11	(0.09)	(1.58)	(1.67)	16.35	0.33	1,959	0.88	0.88	0.84	84
R6	16.37	0.14	(0.02)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.44	107	0.77	0.77	0.90	84
Y	17.96	0.15	(0.05)	0.10	(0.08)	(1.58)	(1.66)	16.40	0.35	6,527	0.87	0.87	0.85	84
F	16.37	0.15	(0.03)	0.12	(0.11)	(1.58)	(1.69)	14.80	0.43	449,999	0.77	0.77	0.95	84
For the Year Ended October 31, 2022
A	$18.14	$0.05	$(0.75)	$(0.70)	$(0.01)	$(1.29)	$(1.30)	$16.14	(4.34)%	$368,040	1.16%	1.16%	0.28%	85%
C	14.28	(0.07)	(0.56)	(0.63)	—	(1.29)	(1.29)	12.36	(5.07)	7,041	1.95	1.95	(0.51)	85
I	18.36	0.10	(0.75)	(0.65)	(0.06)	(1.29)	(1.35)	16.36	(4.01)	37,582	0.86	0.86	0.61	85
R3	19.18	(0.01)	(0.78)	(0.79)	—	(1.29)	(1.29)	17.10	(4.58)	6,108	1.49	1.48	(0.04)	85
R4	19.64	0.05	(0.81)	(0.76)	—	(1.29)	(1.29)	17.59	(4.31)	9,121	1.18	1.18	0.26	85
R5	19.97	0.10	(0.82)	(0.72)	(0.05)	(1.29)	(1.34)	17.91	(4.03)	2,020	0.89	0.89	0.55	85
R6 (14)	15.38	0.03	0.96 (15)	0.99	—	—	—	16.37	6.47 (5)	11	0.77 (6)	0.77 (6)	0.50 (6)	85
Y	20.02	0.11	(0.83)	(0.72)	(0.05)	(1.29)	(1.34)	17.96	(4.03)	7,814	0.87	0.87	0.55	85
F	18.37	0.11	(0.75)	(0.64)	(0.07)	(1.29)	(1.36)	16.37	(3.94)	449,385	0.77	0.77	0.68	85
For the Year Ended October 31, 2021
A	$12.21	$(0.00)(8)	$5.97	$5.97	$(0.04)	$—	$(0.04)	$18.14	48.99%	$363,955	1.18%	1.18%	0.03%	57%
C	9.66	(0.09)	4.71	4.62	—	—	—	14.28	47.83	8,931	1.96	1.96	(0.73)	57
I	12.36	0.06	6.02	6.08	(0.08)	—	(0.08)	18.36	49.39	25,307	0.85	0.85	0.36	57
R3	12.91	(0.05)	6.32	6.27	—	—	—	19.18	48.57	6,973	1.49	1.49	(0.28)	57
R4	13.21	(0.00)(8)	6.46	6.46	(0.03)	—	(0.03)	19.64	48.99	10,502	1.19	1.19	0.02	57
R5	13.44	0.06	6.56	6.62	(0.09)	—	(0.09)	19.97	49.39	2,142	0.89	0.89	0.31	57
Y	13.47	0.06	6.58	6.64	(0.09)	—	(0.09)	20.02	49.49	15,307	0.88	0.88	0.32	57
F	12.36	0.07	6.04	6.11	(0.10)	—	(0.10)	18.37	49.64	442,227	0.77	0.77	0.43	57
For the Year Ended October 31, 2020
A	$14.43	$0.07	$(1.86)	$(1.79)	$(0.09)	$(0.34)	$(0.43)	$12.21	(12.86)%	$245,112	1.25%	1.25%	0.56%	61%
C	11.51	(0.02)	(1.49)	(1.51)	(0.00)(8)	(0.34)	(0.34)	9.66	(13.55)	9,533	2.03	2.03	(0.20)	61
I	14.60	0.12	(1.88)	(1.76)	(0.14)	(0.34)	(0.48)	12.36	(12.58)	19,722	0.91	0.91	0.91	61
R3	15.22	0.04	(1.98)	(1.94)	(0.03)	(0.34)	(0.37)	12.91	(13.12)	5,317	1.53	1.53	0.30	61
R4	15.58	0.08	(2.02)	(1.94)	(0.09)	(0.34)	(0.43)	13.21	(12.88)	8,857	1.23	1.23	0.58	61
R5	15.82	0.12	(2.04)	(1.92)	(0.12)	(0.34)	(0.46)	13.44	(12.60)	1,423	0.92	0.92	0.88	61
Y	15.87	0.13	(2.05)	(1.92)	(0.14)	(0.34)	(0.48)	13.47	(12.55)	10,009	0.92	0.88	0.93	61
F	14.60	0.13	(1.88)	(1.75)	(0.15)	(0.34)	(0.49)	12.36	(12.51)	299,805	0.82	0.82	0.98	61
Hartford Schroders US MidCap Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$19.57	$0.03	$(0.96)	$(0.93)	$(0.03)	$(1.59)	$(1.62)	$17.02	(5.68)%(5)	$188,689	1.15%(6)	1.15%(6)	0.28%(6)	32%
C	19.23	(0.05)	(0.93)	(0.98)	—	(1.59)	(1.59)	16.66	(6.05)(5)	21,438	1.92 (6)	1.92 (6)	(0.50)(6)	32
I	20.64	0.05	(1.01)	(0.96)	(0.07)	(1.59)	(1.66)	18.02	(5.54)(5)	483,807	0.92 (6)	0.91 (6)	0.52 (6)	32
R3	19.96	(0.01)	(0.97)	(0.98)	—	(1.59)	(1.59)	17.39	(5.82)(5)	1,692	1.51 (6)	1.51 (6)	(0.08)(6)	32
R4	20.43	0.02	(1.00)	(0.98)	(0.01)	(1.59)	(1.60)	17.85	(5.69)(5)	533	1.22 (6)	1.22 (6)	0.21 (6)	32
R5	20.60	0.05	(1.01)	(0.96)	(0.07)	(1.59)	(1.66)	17.98	(5.57)(5)	745	0.92 (6)	0.92 (6)	0.51 (6)	32
Y	20.63	0.05	(1.01)	(0.96)	(0.07)	(1.59)	(1.66)	18.01	(5.56)(5)	45,913	0.91 (6)	0.91 (6)	0.52 (6)	32
F	20.66	0.06	(1.01)	(0.95)	(0.09)	(1.59)	(1.68)	18.03	(5.50)(5)	129,242	0.80 (6)	0.80 (6)	0.63 (6)	32
SDR	20.71	0.06	(1.02)	(0.96)	(0.09)	(1.59)	(1.68)	18.07	(5.54)(5)	55,863	0.80 (6)	0.80 (6)	0.63 (6)	32
The accompanying notes are an integral part of these financial statements.

60

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2024
A	$15.26	$0.06	$4.52	$4.58	$(0.05)	$(0.22)	$(0.27)	$19.57	30.29%	$177,860	1.16%	1.16%	0.32%	48%
C	15.07	(0.07)	4.45	4.38	—	(0.22)	(0.22)	19.23	29.32	34,455	1.91	1.91	(0.42)	48
I	16.08	0.11	4.75	4.86	(0.08)	(0.22)	(0.30)	20.64	30.58	550,887	0.91	0.90	0.58	48
R3	15.58	(0.00)(13)	4.60	4.60	—	(0.22)	(0.22)	19.96	29.78	1,799	1.52	1.52	(0.00)(9)	48
R4	15.93	0.05	4.71	4.76	(0.04)	(0.22)	(0.26)	20.43	30.17	502	1.22	1.22	0.27	48
R5	16.05	0.11	4.74	4.85	(0.08)	(0.22)	(0.30)	20.60	30.54	767	0.92	0.92	0.56	48
Y	16.06	0.11	4.76	4.87	(0.08)	(0.22)	(0.30)	20.63	30.65	56,661	0.91	0.91	0.59	48
F	16.09	0.13	4.76	4.89	(0.10)	(0.22)	(0.32)	20.66	30.73	138,758	0.81	0.81	0.68	48
SDR	16.12	0.13	4.78	4.91	(0.10)	(0.22)	(0.32)	20.71	30.80	58,637	0.81	0.81	0.67	48
For the Year Ended October 31, 2023
A	$15.92	$0.07	$(0.23)	$(0.16)	$(0.04)	$(0.46)	$(0.50)	$15.26	(1.12)%	$121,123	1.17%	1.17%	0.41%	34%
C	15.80	(0.05)	(0.22)	(0.27)	—	(0.46)	(0.46)	15.07	(1.85)	32,530	1.91	1.91	(0.31)	34
I	16.74	0.12	(0.24)	(0.12)	(0.08)	(0.46)	(0.54)	16.08	(0.84)	441,958	0.90	0.90	0.68	34
R3	16.26	0.01	(0.23)	(0.22)	—	(0.46)	(0.46)	15.58	(1.41)	1,742	1.53	1.53	0.07	34
R4	16.58	0.07	(0.23)	(0.16)	(0.03)	(0.46)	(0.49)	15.93	(1.10)	585	1.23	1.16	0.43	34
R5	16.71	0.11	(0.24)	(0.13)	(0.07)	(0.46)	(0.53)	16.05	(0.86)	592	0.93	0.93	0.63	34
Y	16.72	0.12	(0.25)	(0.13)	(0.07)	(0.46)	(0.53)	16.06	(0.86)	61,122	0.92	0.92	0.67	34
F	16.75	0.13	(0.24)	(0.11)	(0.09)	(0.46)	(0.55)	16.09	(0.74)	107,400	0.81	0.81	0.77	34
SDR	16.79	0.13	(0.25)	(0.12)	(0.09)	(0.46)	(0.55)	16.12	(0.81)	37,635	0.81	0.81	0.77	34
For the Year Ended October 31, 2022
A	$20.63	$0.03	$(1.84)	$(1.81)	$—	$(2.90)	$(2.90)	$15.92	(10.46)%	$107,826	1.17%	1.17%	0.20%	42%
C	20.64	(0.09)	(1.85)	(1.94)	—	(2.90)	(2.90)	15.80	(11.16)	41,486	1.91	1.91	(0.54)	42
I	21.52	0.08	(1.94)	(1.86)	(0.02)	(2.90)	(2.92)	16.74	(10.25)	397,914	0.89	0.89	0.47	42
R3	21.07	(0.03)	(1.88)	(1.91)	—	(2.90)	(2.90)	16.26	(10.75)	1,820	1.52	1.52	(0.15)	42
R4	21.37	0.04	(1.93)	(1.89)	—	(2.90)	(2.90)	16.58	(10.47)	564	1.22	1.16	0.22	42
R5	21.47	0.08	(1.93)	(1.85)	(0.01)	(2.90)	(2.91)	16.71	(10.22)	309	0.92	0.92	0.42	42
Y	21.50	0.08	(1.95)	(1.87)	(0.01)	(2.90)	(2.91)	16.72	(10.29)	60,674	0.91	0.91	0.45	42
F	21.53	0.10	(1.95)	(1.85)	(0.03)	(2.90)	(2.93)	16.75	(10.18)	88,436	0.80	0.80	0.57	42
SDR	21.56	0.10	(1.94)	(1.84)	(0.03)	(2.90)	(2.93)	16.79	(10.12)	34,340	0.81	0.81	0.56	42
For the Year Ended October 31, 2021
A	$14.57	$(0.02)	$6.09	$6.07	$(0.01)	$—	$(0.01)	$20.63	41.71%	$106,982	1.16%	1.16%	(0.10)%	47%
C	14.67	(0.16)	6.13	5.97	—	—	—	20.64	40.70	54,795	1.90	1.90	(0.84)	47
I	15.19	0.03	6.36	6.39	(0.06)	—	(0.06)	21.52	42.13	457,621	0.89	0.89	0.17	47
R3	14.92	(0.09)	6.24	6.15	—	—	—	21.07	41.22	2,157	1.52	1.52	(0.46)	47
R4	15.08	(0.02)	6.31	6.29	—	—	—	21.37	41.71	856	1.22	1.17	(0.11)	47
R5	15.16	0.03	6.33	6.36	(0.05)	—	(0.05)	21.47	42.03	874	0.92	0.92	0.17	47
Y	15.18	0.03	6.34	6.37	(0.05)	—	(0.05)	21.50	42.05	82,958	0.91	0.91	0.15	47
F	15.20	0.05	6.35	6.40	(0.07)	—	(0.07)	21.53	42.23	83,647	0.80	0.80	0.26	47
SDR	15.23	0.05	6.35	6.40	(0.07)	—	(0.07)	21.56	42.14	51,180	0.80	0.80	0.26	47
The accompanying notes are an integral part of these financial statements.

61

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US MidCap Opportunities Fund – (continued)
For the Year Ended October 31, 2020
A	$15.01	$0.01	$(0.35)	$(0.34)	$0.00 (8)	$(0.10)	$(0.10)	$14.57	(2.25)%	$71,370	1.18%	1.18%	0.06%	53%
C	15.21	(0.10)	(0.34)	(0.44)	—	(0.10)	(0.10)	14.67	(2.90)	43,785	1.92	1.92	(0.67)	53
I	15.63	0.05	(0.35)	(0.30)	(0.04)	(0.10)	(0.14)	15.19	(1.92)	352,667	0.90	0.90	0.35	53
R3	15.41	(0.04)	(0.35)	(0.39)	—	(0.10)	(0.10)	14.92	(2.54)	975	1.53	1.53	(0.28)	53
R4	15.53	0.00 (8)	(0.35)	(0.35)	—	(0.10)	(0.10)	15.08	(2.26)	567	1.23	1.23	0.01	53
R5	15.60	0.05	(0.35)	(0.30)	(0.04)	(0.10)	(0.14)	15.16	(1.96)	1,229	0.93	0.93	0.31	53
Y	15.63	0.05	(0.35)	(0.30)	(0.05)	(0.10)	(0.15)	15.18	(1.93)	77,493	0.91	0.90	0.34	53
F	15.64	0.06	(0.34)	(0.28)	(0.06)	(0.10)	(0.16)	15.20	(1.82)	55,554	0.81	0.81	0.42	53
SDR	15.67	0.07	(0.35)	(0.28)	(0.06)	(0.10)	(0.16)	15.23	(1.81)	37,895	0.81	0.81	0.45	53
Hartford Schroders US Small Cap Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$29.30	$(0.02)	$(1.82)	$(1.84)	$—	$(1.98)	$(1.98)	$25.48	(7.39)%(5)	$29,100	1.41%(6)	1.35%(6)	(0.14)%(6)	19%
C	28.88	(0.13)	(1.77)	(1.90)	—	(1.98)	(1.98)	25.00	(7.72)(5)	3,485	2.19 (6)	2.10 (6)	(0.88)(6)	19
I	31.40	0.02	(1.98)	(1.96)	—	(1.98)	(1.98)	27.46	(7.27)(5)	110,567	1.12 (6)	1.10 (6)	0.11 (6)	19
R3	30.24	(0.07)	(1.88)	(1.95)	—	(1.98)	(1.98)	26.31	(7.53)(5)	1,193	1.73 (6)	1.65 (6)	(0.44)(6)	19
R4	30.95	(0.02)	(1.94)	(1.96)	—	(1.98)	(1.98)	27.01	(7.38)(5)	509	1.43 (6)	1.35 (6)	(0.14)(6)	19
R5	31.39	0.02	(1.97)	(1.95)	—	(1.98)	(1.98)	27.46	(7.24)(5)	209	1.14 (6)	1.05 (6)	0.16 (6)	19
Y	31.42	0.03	(1.98)	(1.95)	—	(1.98)	(1.98)	27.49	(7.23)(5)	6,938	1.13 (6)	1.05 (6)	0.17 (6)	19
F	31.53	0.04	(1.99)	(1.95)	—	(1.98)	(1.98)	27.60	(7.21)(5)	12,571	1.02 (6)	0.95 (6)	0.26 (6)	19
SDR	31.57	0.05	(2.00)	(1.95)	—	(1.98)	(1.98)	27.64	(7.20)(5)	22,232	1.02 (6)	0.95 (6)	0.34 (6)	19
For the Year Ended October 31, 2024
A	$22.75	$(0.07)	$6.62	$6.55	$—	$—	$—	$29.30	28.79%	$31,604	1.40%	1.35%	(0.24)%	50%
C	22.59	(0.27)	6.56	6.29	—	—	—	28.88	27.84	4,519	2.16	2.10	(0.98)	50
I	24.34	0.01	7.07	7.08	(0.02)	—	(0.02)	31.40	29.11	130,280	1.10	1.10	0.02	50
R3	23.55	(0.15)	6.84	6.69	—	—	—	30.24	28.41	1,226	1.72	1.65	(0.54)	50
R4	24.03	(0.07)	6.99	6.92	—	—	—	30.95	28.80	493	1.42	1.35	(0.24)	50
R5	24.33	0.03	7.07	7.10	(0.04)	—	(0.04)	31.39	29.19	233	1.12	1.05	0.09	50
Y	24.35	0.03	7.08	7.11	(0.04)	—	(0.04)	31.42	29.20	8,710	1.11	1.05	0.10	50
F	24.44	0.05	7.11	7.16	(0.07)	—	(0.07)	31.53	29.31	14,280	1.00	0.95	0.16	50
SDR	24.47	0.04	7.13	7.17	(0.07)	—	(0.07)	31.57	29.31	62,391	1.00	0.95	0.13	50
For the Year Ended October 31, 2023
A	$26.06	$(0.02)	$(3.07)	$(3.09)	$—	$(0.22)	$(0.22)	$22.75	(11.94)%	$27,434	1.39%	1.35%	(0.08)%	42%
C	26.07	(0.21)	(3.05)	(3.26)	—	(0.22)	(0.22)	22.59	(12.59)	4,529	2.14	2.10	(0.83)	42
I	27.79	0.05	(3.28)	(3.23)	—	(0.22)	(0.22)	24.34	(11.70)	156,580	1.09	1.09	0.17	42
R3	27.05	(0.11)	(3.17)	(3.28)	—	(0.22)	(0.22)	23.55	(12.21)	1,234	1.71	1.65	(0.39)	42
R4	27.51	(0.02)	(3.24)	(3.26)	—	(0.22)	(0.22)	24.03	(11.93)	578	1.41	1.35	(0.08)	42
R5	27.77	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.33	(11.67)	640	1.11	1.05	0.21	42
Y	27.79	0.06	(3.28)	(3.22)	—	(0.22)	(0.22)	24.35	(11.66)	26,336	1.10	1.05	0.22	42
F	27.87	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.44	(11.59)	13,531	0.99	0.95	0.32	42
SDR	27.90	0.09	(3.30)	(3.21)	—	(0.22)	(0.22)	24.47	(11.58)	25,262	1.00	0.95	0.32	42
The accompanying notes are an integral part of these financial statements.

62

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders US Small Cap Opportunities Fund – (continued)
For the Year Ended October 31, 2022
A	$33.48	$(0.08)	$(3.65)	$(3.73)	$—	$(3.69)	$(3.69)	$26.06	(12.56)%	$32,403	1.37%	1.35%	(0.30)%	38%
C	33.73	(0.29)	(3.68)	(3.97)	—	(3.69)	(3.69)	26.07	(13.24)	6,440	2.13	2.10	(1.05)	38
I	35.38	(0.01)	(3.89)	(3.90)	—	(3.69)	(3.69)	27.79	(12.35)	179,554	1.09	1.09	(0.04)	38
R3	34.71	(0.17)	(3.80)	(3.97)	—	(3.69)	(3.69)	27.05	(12.83)	989	1.70	1.65	(0.59)	38
R4	35.14	(0.09)	(3.85)	(3.94)	—	(3.69)	(3.69)	27.51	(12.57)	636	1.41	1.35	(0.29)	38
R5	35.34	—	(3.88)	(3.88)	—	(3.69)	(3.69)	27.77	(12.30)	455	1.11	1.05	—	38
Y	35.37	—	(3.89)	(3.89)	—	(3.69)	(3.69)	27.79	(12.32)	34,407	1.10	1.05	—	38
F	35.42	0.03	(3.89)	(3.86)	—	(3.69)	(3.69)	27.87	(12.21)	16,017	0.99	0.95	0.10	38
SDR	35.46	0.03	(3.90)	(3.87)	—	(3.69)	(3.69)	27.90	(12.23)	37,043	0.99	0.95	0.11	38
For the Year Ended October 31, 2021
A	$23.20	$(0.11)	$10.39	$10.28	$—	$—	$—	$33.48	44.31%	$38,561	1.38%	1.35%	(0.34)%	56%
C	23.54	(0.34)	10.53	10.19	—	—	—	33.73	43.29	8,574	2.12	2.10	(1.09)	56
I	24.45	(0.02)	10.97	10.95	(0.02)	—	(0.02)	35.38	44.78	219,197	1.08	1.07	(0.06)	56
R3	24.11	(0.21)	10.81	10.60	—	—	—	34.71	43.97	1,379	1.70	1.63	(0.64)	56
R4	24.35	(0.11)	10.90	10.79	—	—	—	35.14	44.31	739	1.40	1.35	(0.34)	56
R5	24.44	(0.02)	10.95	10.93	(0.03)	—	(0.03)	35.34	44.75	687	1.10	1.05	(0.06)	56
Y	24.46	(0.01)	10.95	10.94	(0.03)	—	(0.03)	35.37	44.75	38,267	1.09	1.05	(0.05)	56
F	24.49	0.02	10.97	10.99	(0.06)	—	(0.06)	35.42	44.92	17,664	0.99	0.95	0.06	56
SDR	24.52	0.02	10.98	11.00	(0.06)	—	(0.06)	35.46	44.91	34,111	0.99	0.95	0.06	56
For the Year Ended October 31, 2020
A	$25.69	$0.01	$(1.19)	$(1.18)	$(0.02)	$(1.29)	$(1.31)	$23.20	(5.02)%	$23,897	1.42%	1.35%	0.06%	47%
C	26.23	(0.16)	(1.24)	(1.40)	—	(1.29)	(1.29)	23.54	(5.77)	6,957	2.17	2.10	(0.67)	47
I	27.00	0.09	(1.27)	(1.18)	(0.08)	(1.29)	(1.37)	24.45	(4.78)	144,885	1.11	1.05	0.38	47
R3	26.71	(0.07)	(1.24)	(1.31)	—	(1.29)	(1.29)	24.11	(5.31)	242	1.73	1.64	(0.30)	47
R4	26.93	0.02	(1.27)	(1.25)	(0.04)	(1.29)	(1.33)	24.35	(5.04)	194	1.43	1.35	0.08	47
R5	26.98	0.06	(1.23)	(1.17)	(0.08)	(1.29)	(1.37)	24.44	(4.78)	293	1.13	1.05	0.25	47
Y	27.00	0.09	(1.26)	(1.17)	(0.08)	(1.29)	(1.37)	24.46	(4.74)	23,531	1.12	1.05	0.39	47
F	27.03	0.10	(1.25)	(1.15)	(0.10)	(1.29)	(1.39)	24.49	(4.68)	10,407	1.01	0.95	0.41	47
SDR	27.06	0.08	(1.23)	(1.15)	(0.10)	(1.29)	(1.39)	24.52	(4.66)	23,538	1.01	0.95	0.36	47
The Hartford Small Cap Growth Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$44.74	$(0.16)	$(4.37)	$(4.53)	$(0.55)	$(5.89)	$(6.44)	$33.77	(12.98)%(5)	$135,139	1.37%(6)	1.36%(6)	(0.83)%(6)	45%
C	46.31	(0.33)	(4.59)	(4.92)	(0.21)	(5.89)	(6.10)	35.29	(13.30)(5)	1,160	2.14 (6)	2.14 (6)	(1.61)(6)	45
I	48.98	(0.10)	(4.89)	(4.99)	(0.69)	(5.89)	(6.58)	37.41	(12.83)(5)	40,311	1.01 (6)	1.01 (6)	(0.48)(6)	45
R3	43.16	(0.20)	(4.18)	(4.38)	(0.44)	(5.89)	(6.33)	32.45	(13.07)(5)	4,577	1.62 (6)	1.60 (6)	(1.07)(6)	45
R4	47.57	(0.17)	(4.71)	(4.88)	(0.56)	(5.89)	(6.45)	36.24	(12.94)(5)	5,575	1.32 (6)	1.32 (6)	(0.79)(6)	45
R5	52.47	(0.14)	(5.33)	(5.47)	(0.68)	(5.89)	(6.57)	40.43	(12.88)(5)	974	1.01 (6)	1.01 (6)	(0.54)(6)	45
R6	53.90	(0.09)	(5.50)	(5.59)	(0.73)	(5.89)	(6.62)	41.69	(12.77)(5)	36,017	0.90 (6)	0.90 (6)	(0.37)(6)	45
Y	53.75	(0.11)	(5.49)	(5.60)	(0.61)	(5.89)	(6.50)	41.65	(12.80)(5)	12,641	1.01 (6)	0.97 (6)	(0.45)(6)	45
F	49.48	(0.08)	(4.94)	(5.02)	(0.73)	(5.89)	(6.62)	37.84	(12.75)(5)	30,526	0.90 (6)	0.90 (6)	(0.37)(6)	45
The accompanying notes are an integral part of these financial statements.

63

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2024
A	$35.01	$(0.31)	$11.44	$11.13	$—	$(1.40)	$(1.40)	$44.74	32.54%	$168,088	1.33%	1.32%	(0.73)%	68%
C(12)	37.74	(0.36)	10.33	9.97	—	(1.40)	(1.40)	46.31	31.45	1,576	2.13	2.13	(1.54)	68
I	38.08	(0.17)	12.47	12.30	—	(1.40)	(1.40)	48.98	33.00	51,243	0.96	0.96	(0.37)	68
R3	33.90	(0.39)	11.05	10.66	—	(1.40)	(1.40)	43.16	32.20	5,050	1.58	1.57	(0.98)	68
R4	37.13	(0.30)	12.14	11.84	—	(1.40)	(1.40)	47.57	32.59	8,361	1.27	1.27	(0.68)	68
R5	40.71	(0.19)	13.35	13.16	—	(1.40)	(1.40)	52.47	32.98	16,496	0.97	0.97	(0.38)	68
R6	41.74	(0.13)	13.69	13.56	—	(1.40)	(1.40)	53.90	33.13	35,905	0.87	0.87	(0.27)	68
Y	41.66	(0.15)	13.64	13.49	—	(1.40)	(1.40)	53.75	33.05	33,532	0.97	0.93	(0.31)	68
F	38.42	(0.13)	12.59	12.46	—	(1.40)	(1.40)	49.48	33.13	29,300	0.86	0.86	(0.27)	68
For the Year Ended October 31, 2023
A	$37.07	$(0.22)	$(1.84)	$(2.06)	$—	$—	$—	$35.01	(5.56)%	$141,362	1.32%	1.31%	(0.58)%	53%
C(12)	40.28	(0.56)	(1.98)	(2.54)	—	—	—	37.74	(6.31)	1,276	2.09	2.09	(1.35)	53
I	40.17	(0.08)	(2.01)	(2.09)	—	—	—	38.08	(5.20)	46,723	0.94	0.94	(0.20)	53
R3	35.99	(0.31)	(1.78)	(2.09)	—	—	—	33.90	(5.81)	5,115	1.57	1.56	(0.84)	53
R4	39.30	(0.21)	(1.96)	(2.17)	—	—	—	37.13	(5.52)	7,774	1.26	1.26	(0.53)	53
R5	42.94	(0.08)	(2.15)	(2.23)	—	—	—	40.71	(5.19)	12,394	0.93	0.93	(0.19)	53
R6	43.99	(0.05)	(2.20)	(2.25)	—	—	—	41.74	(5.11)	34,009	0.85	0.85	(0.11)	53
Y	43.94	(0.09)	(2.19)	(2.28)	—	—	—	41.66	(5.19)	103,032	0.95	0.92	(0.19)	53
F	40.50	(0.05)	(2.03)	(2.08)	—	—	—	38.42	(5.14)	25,243	0.85	0.85	(0.13)	53
For the Year Ended October 31, 2022
A	$64.88	$(0.30)	$(15.38)	$(15.68)	$—	$(12.13)	$(12.13)	$37.07	(28.75)%	$163,293	1.25%	1.24%	(0.72)%	42%
C(12)	82.68	(0.72)	(17.42)	(18.14)	—	(24.26)	(24.26)	40.28	(29.27)	2,197	1.98	1.98	(1.44)	42
I	69.03	(0.17)	(16.56)	(16.73)	—	(12.13)	(12.13)	40.17	(28.50)	66,150	0.89	0.89	(0.36)	42
R3	63.50	(0.41)	(14.97)	(15.38)	—	(12.13)	(12.13)	35.99	(28.93)	6,107	1.52	1.51	(0.99)	42
R4	67.99	(0.31)	(16.25)	(16.56)	—	(12.13)	(12.13)	39.30	(28.72)	11,684	1.21	1.21	(0.69)	42
R5	72.91	(0.20)	(17.64)	(17.84)	—	(12.13)	(12.13)	42.94	(28.51)	20,591	0.91	0.91	(0.39)	42
R6	74.32	(0.14)	(18.06)	(18.20)	—	(12.13)	(12.13)	43.99	(28.44)	57,807	0.80	0.80	(0.28)	42
Y	74.28	(0.17)	(18.04)	(18.21)	—	(12.13)	(12.13)	43.94	(28.47)	145,027	0.91	0.86	(0.34)	42
F	69.43	(0.13)	(16.67)	(16.80)	—	(12.13)	(12.13)	40.50	(28.42)	27,582	0.80	0.80	(0.28)	42
For the Year Ended October 31, 2021
A	$51.35	$(0.42)	$18.27	$17.85	$—	$(4.32)	$(4.32)	$64.88	35.73%	$256,061	1.18%	1.18%	(0.67)%	48%
C(12)	68.44	(1.10)	23.98	22.88	—	(8.64)	(8.64)	82.68	34.80	8,102	1.89	1.89	(1.37)	48
I	54.23	(0.22)	19.34	19.12	—	(4.32)	(4.32)	69.03	36.21	120,135	0.83	0.83	(0.33)	48
R3	50.47	(0.59)	17.94	17.35	—	(4.32)	(4.32)	63.50	35.34	8,637	1.48	1.47	(0.97)	48
R4	53.64	(0.42)	19.09	18.67	—	(4.32)	(4.32)	67.99	35.74	21,098	1.17	1.17	(0.64)	48
R5	57.10	(0.25)	20.38	20.13	—	(4.32)	(4.32)	72.91	36.15	86,788	0.87	0.87	(0.36)	48
R6	58.07	(0.18)	20.75	20.57	—	(4.32)	(4.32)	74.32	36.31	84,908	0.76	0.76	(0.25)	48
Y	58.07	(0.22)	20.75	20.53	—	(4.32)	(4.32)	74.28	36.24	268,416	0.87	0.81	(0.31)	48
F	54.48	(0.15)	19.42	19.27	—	(4.32)	(4.32)	69.43	36.32	36,439	0.76	0.76	(0.23)	48
The accompanying notes are an integral part of these financial statements.

64

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Cap Growth Fund – (continued)
For the Year Ended October 31, 2020
A	$45.71	$(0.28)	$6.67	$6.39	$—	$(0.75)	$(0.75)	$51.35	14.06%	$198,430	1.26%	1.25%	(0.60)%	58%
C(12)	61.80	(0.78)	8.92	8.14	—	(1.50)	(1.50)	68.44	13.31	12,323	1.91	1.91	(1.25)	58
I	48.05	(0.09)	7.02	6.93	—	(0.75)	(0.75)	54.23	14.50	98,673	0.85	0.85	(0.19)	58
R3	45.05	(0.38)	6.55	6.17	—	(0.75)	(0.75)	50.47	13.80	7,485	1.49	1.49	(0.83)	58
R4	47.69	(0.26)	6.96	6.70	—	(0.75)	(0.75)	53.64	14.13	31,169	1.19	1.19	(0.52)	58
R5	50.57	(0.12)	7.40	7.28	—	(0.75)	(0.75)	57.10	14.47	71,754	0.89	0.89	(0.23)	58
R6	51.36	(0.06)	7.52	7.46	—	(0.75)	(0.75)	58.07	14.62	80,327	0.78	0.78	(0.12)	58
Y	51.39	(0.08)	7.51	7.43	—	(0.75)	(0.75)	58.07	14.58	255,484	0.88	0.81	(0.16)	58
F	48.23	(0.06)	7.06	7.00	—	(0.75)	(0.75)	54.48	14.62	44,376	0.78	0.78	(0.13)	58
Hartford Small Cap Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$12.71	$0.09	$(1.31)	$(1.22)	$(0.17)	$(0.39)	$(0.56)	$10.93	(10.33)%(5)	$47,720	1.29%(6)	1.28%(6)	1.40%(6)	31%
C	10.58	0.03	(1.07)	(1.04)	(0.08)	(0.39)	(0.47)	9.07	(10.67)(5)	1,116	2.10 (6)	2.05 (6)	0.64 (6)	31
I	12.75	0.11	(1.31)	(1.20)	(0.21)	(0.39)	(0.60)	10.95	(10.19)(5)	11,992	1.02 (6)	1.00 (6)	1.76 (6)	31
R3	13.34	0.08	(1.37)	(1.29)	(0.15)	(0.39)	(0.54)	11.51	(10.39)(5)	554	1.57 (6)	1.50 (6)	1.19 (6)	31
R4	13.59	0.10	(1.40)	(1.30)	(0.19)	(0.39)	(0.58)	11.71	(10.32)(5)	165	1.27 (6)	1.20 (6)	1.47 (6)	31
R5	13.56	0.12	(1.39)	(1.27)	(0.23)	(0.39)	(0.62)	11.67	(10.16)(5)	75	0.96 (6)	0.90 (6)	1.87 (6)	31
R6	13.56	0.12	(1.38)	(1.26)	(0.24)	(0.39)	(0.63)	11.67	(10.07)(5)	9,349	0.85 (6)	0.80 (6)	1.87 (6)	31
Y	13.53	0.07	(1.34)	(1.27)	(0.23)	(0.39)	(0.62)	11.64	(10.14)(5)	64,016	0.92 (6)	0.85 (6)	1.14 (6)	31
F	12.75	0.12	(1.31)	(1.19)	(0.24)	(0.39)	(0.63)	10.93	(10.17)(5)	25,257	0.85 (6)	0.80 (6)	1.87 (6)	31
For the Year Ended October 31, 2024
A	$9.97	$0.20	$2.90	$3.10	$(0.15)	$(0.21)	$(0.36)	$12.71	31.56%	$54,975	1.32%	1.30%	1.66%	46%
C	8.34	0.10	2.41	2.51	(0.06)	(0.21)	(0.27)	10.58	30.54	1,299	2.13	2.05	1.01	46
I	10.00	0.23	2.91	3.14	(0.18)	(0.21)	(0.39)	12.75	31.96	21,189	1.02	1.00	1.96	46
R3	10.45	0.18	3.04	3.22	(0.12)	(0.21)	(0.33)	13.34	31.29	650	1.60	1.50	1.45	46
R4	10.64	0.22	3.10	3.32	(0.16)	(0.21)	(0.37)	13.59	31.67	179	1.30	1.20	1.72	46
R5	10.62	0.33	3.01	3.34	(0.19)	(0.21)	(0.40)	13.56	32.01	119	1.00	0.90	2.68	46
R6	10.62	0.27	3.09	3.36	(0.21)	(0.21)	(0.42)	13.56	32.14	10,301	0.88	0.80	2.15	46
Y	10.60	0.28	3.06	3.34	(0.20)	(0.21)	(0.41)	13.53	32.04	2,617	0.99	0.85	2.26	46
F	10.00	0.25	2.92	3.17	(0.21)	(0.21)	(0.42)	12.75	32.23	33,353	0.88	0.80	2.13	46
For the Year Ended October 31, 2023
A	$11.40	$0.12	$(0.54)	$(0.42)	$(0.16)	$(0.85)	$(1.01)	$9.97	(4.16)%	$45,431	1.32%	1.30%	1.16%	52%
C	9.69	0.04	(0.46)	(0.42)	(0.08)	(0.85)	(0.93)	8.34	(4.94)	1,496	2.12	2.05	0.42	52
I	11.44	0.16	(0.56)	(0.40)	(0.19)	(0.85)	(1.04)	10.00	(3.94)	17,685	1.01	1.00	1.46	52
R3	11.90	0.11	(0.57)	(0.46)	(0.14)	(0.85)	(0.99)	10.45	(4.35)	531	1.59	1.50	0.98	52
R4	12.10	0.12	(0.56)	(0.44)	(0.17)	(0.85)	(1.02)	10.64	(4.08)	128	1.29	1.20	1.06	52
R5	12.08	0.18	(0.59)	(0.41)	(0.20)	(0.85)	(1.05)	10.62	(3.80)	1,855	0.99	0.90	1.54	52
R6	12.07	0.19	(0.58)	(0.39)	(0.21)	(0.85)	(1.06)	10.62	(3.63)	8,004	0.88	0.80	1.65	52
Y	12.05	0.18	(0.57)	(0.39)	(0.21)	(0.85)	(1.06)	10.60	(3.68)	2,448	0.98	0.85	1.61	52
F	11.43	0.18	(0.55)	(0.37)	(0.21)	(0.85)	(1.06)	10.00	(3.66)	23,870	0.88	0.80	1.69	52
The accompanying notes are an integral part of these financial statements.

65

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Small Cap Value Fund – (continued)
For the Year Ended October 31, 2022
A	$13.36	$0.13	$(1.22)	$(1.09)	$(0.09)	$(0.78)	$(0.87)	$11.40	(8.86)%	$51,422	1.29%	1.28%	1.05%	59%
C	11.48	0.03	(1.04)	(1.01)	—	(0.78)	(0.78)	9.69	(9.54)	1,922	2.10	2.05	0.29	59
I	13.40	0.16	(1.22)	(1.06)	(0.12)	(0.78)	(0.90)	11.44	(8.56)	21,402	0.98	0.98	1.35	59
R3	13.91	0.11	(1.28)	(1.17)	(0.06)	(0.78)	(0.84)	11.90	(9.05)	760	1.57	1.45	0.90	59
R4	14.13	0.16	(1.31)	(1.15)	(0.10)	(0.78)	(0.88)	12.10	(8.79)	42	1.26	1.20	1.29	59
R5	14.10	0.17	(1.27)	(1.10)	(0.14)	(0.78)	(0.92)	12.08	(8.48)	1,756	0.97	0.90	1.36	59
R6	14.10	0.18	(1.28)	(1.10)	(0.15)	(0.78)	(0.93)	12.07	(8.46)	7,821	0.85	0.80	1.48	59
Y	14.07	0.18	(1.28)	(1.10)	(0.14)	(0.78)	(0.92)	12.05	(8.46)	2,887	0.96	0.85	1.53	59
F	13.40	0.19	(1.23)	(1.04)	(0.15)	(0.78)	(0.93)	11.43	(8.46)	38,106	0.85	0.80	1.54	59
For the Year Ended October 31, 2021
A	$8.29	$0.10	$5.06	$5.16	$(0.09)	$—	$(0.09)	$13.36	62.61%	$59,496	1.30%	1.28%	0.78%	60%
C	7.12	(0.00)(8)	4.37	4.37	(0.01)	—	(0.01)	11.48	61.49	3,098	2.09	2.04	0.01	60
I	8.31	0.15	5.06	5.21	(0.12)	—	(0.12)	13.40	63.20	32,905	0.97	0.96	1.12	60
R3	8.62	0.09	5.27	5.36	(0.07)	—	(0.07)	13.91	62.45	931	1.56	1.39	0.69	60
R4	8.76	0.12	5.35	5.47	(0.10)	—	(0.10)	14.13	62.83	53	1.26	1.20	0.88	60
R5	8.74	0.15	5.34	5.49	(0.13)	—	(0.13)	14.10	63.34	24	0.96	0.90	1.12	60
R6	8.74	0.16	5.35	5.51	(0.15)	—	(0.15)	14.10	63.49	1,508	0.85	0.80	1.24	60
Y	8.73	0.17	5.31	5.48	(0.14)	—	(0.14)	14.07	63.26	1,947	0.95	0.85	1.22	60
F	8.31	0.16	5.08	5.24	(0.15)	—	(0.15)	13.40	63.53	76,702	0.84	0.80	1.26	60
For the Year Ended October 31, 2020
A	$10.35	$0.09	$(1.49)	$(1.40)	$(0.08)	$(0.58)	$(0.66)	$8.29	(14.57)%	$32,996	1.41%	1.29%	1.04%	62%
C	8.96	0.02	(1.28)	(1.26)	(0.00)(8)	(0.58)	(0.58)	7.12	(15.15)	2,020	2.15	2.04	0.29	62
I	10.37	0.12	(1.48)	(1.36)	(0.12)	(0.58)	(0.70)	8.31	(14.22)	2,915	1.04	0.93	1.43	62
R3	10.73	0.08	(1.54)	(1.46)	(0.07)	(0.58)	(0.65)	8.62	(14.62)	457	1.63	1.42	0.92	62
R4	10.89	0.10	(1.56)	(1.46)	(0.09)	(0.58)	(0.67)	8.76	(14.46)	30	1.33	1.20	1.10	62
R5	10.87	0.13	(1.56)	(1.43)	(0.12)	(0.58)	(0.70)	8.74	(14.21)	10	1.03	0.90	1.51	62
R6	10.87	0.12	(1.54)	(1.42)	(0.13)	(0.58)	(0.71)	8.74	(14.17)	240	0.92	0.80	1.42	62
Y	10.86	0.13	(1.55)	(1.42)	(0.13)	(0.58)	(0.71)	8.73	(14.18)	250	1.02	0.85	1.50	62
F	10.38	0.13	(1.49)	(1.36)	(0.13)	(0.58)	(0.71)	8.31	(14.22)	40,447	0.91	0.80	1.53	62
The Hartford Small Company Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$19.87	$(0.07)	$(1.60)	$(1.67)	$—	$—	$—	$18.20	(8.40)%(5)	$281,431	1.30%(6)	1.29%(6)	(0.69)%(6)	29%
C	17.86	(0.14)	(1.43)	(1.57)	—	—	—	16.29	(8.79)(5)	1,395	2.13 (6)	2.13 (6)	(1.54)(6)	29
I	22.16	(0.04)	(1.80)	(1.84)	—	—	—	20.32	(8.30)(5)	19,825	1.00 (6)	1.00 (6)	(0.39)(6)	29
R3	22.36	(0.11)	(1.80)	(1.91)	—	—	—	20.45	(8.54)(5)	8,902	1.60 (6)	1.60 (6)	(1.01)(6)	29
R4	25.11	(0.09)	(2.03)	(2.12)	—	—	—	22.99	(8.44)(5)	7,033	1.30 (6)	1.30 (6)	(0.70)(6)	29
R5	27.79	(0.06)	(2.24)	(2.30)	—	—	—	25.49	(8.28)(5)	1,651	1.00 (6)	1.00 (6)	(0.41)(6)	29
R6	28.82	(0.04)	(2.34)	(2.38)	—	—	—	26.44	(8.26)(5)	8,462	0.89 (6)	0.89 (6)	(0.28)(6)	29
Y	28.64	(0.06)	(2.32)	(2.38)	—	—	—	26.26	(8.31)(5)	3,884	0.99 (6)	0.99 (6)	(0.39)(6)	29
F	22.46	(0.03)	(1.82)	(1.85)	—	—	—	20.61	(8.24)(5)	229,261	0.88 (6)	0.88 (6)	(0.28)(6)	29
The accompanying notes are an integral part of these financial statements.

66

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2024
A	$14.89	$(0.12)	$5.10	$4.98	$—	$—	$—	$19.87	33.45%	$322,034	1.30%	1.29%	(0.62)%	37%
C(12)	13.50	(0.13)	4.49	4.36	—	—	—	17.86	32.30	1,989	2.16	2.16	(1.48)	37
I	16.55	(0.07)	5.68	5.61	—	—	—	22.16	33.90	24,889	0.98	0.98	(0.32)	37
R3	16.80	(0.20)	5.76	5.56	—	—	—	22.36	33.10	10,706	1.60	1.60	(0.93)	37
R4	18.81	(0.15)	6.45	6.30	—	—	—	25.11	33.49	8,539	1.29	1.29	(0.63)	37
R5	20.76	(0.08)	7.11	7.03	—	—	—	27.79	33.86	1,830	1.00	1.00	(0.32)	37
R6	21.50	(0.06)	7.38	7.32	—	—	—	28.82	34.05	9,741	0.88	0.88	(0.22)	37
Y	21.38	(0.07)	7.33	7.26	—	—	—	28.64	33.96	4,499	0.99	0.99	(0.28)	37
F	16.76	(0.05)	5.75	5.70	—	—	—	22.46	34.01	261,708	0.88	0.88	(0.22)	37
For the Year Ended October 31, 2023
A	$16.30	$(0.08)	$(1.33)	$(1.41)	$—	$—	$—	$14.89	(8.59)%	$265,550	1.31%	1.31%	(0.48)%	48%
C(12)	14.90	(0.18)	(1.22)	(1.40)	—	—	—	13.50	(9.40)	2,584	2.14	2.14	(1.28)	48
I	18.06	(0.03)	(1.48)	(1.51)	—	—	—	16.55	(8.36)	22,387	1.00	1.00	(0.16)	48
R3	18.45	(0.14)	(1.51)	(1.65)	—	—	—	16.80	(8.94)	9,054	1.61	1.61	(0.78)	48
R4	20.59	(0.10)	(1.68)	(1.78)	—	—	—	18.81	(8.60)	7,204	1.31	1.31	(0.48)	48
R5	22.66	(0.03)	(1.87)	(1.90)	—	—	—	20.76	(8.38)	2,859	1.01	1.01	(0.15)	48
R6	23.44	(0.02)	(1.92)	(1.94)	—	—	—	21.50	(8.24)	7,199	0.89	0.89	(0.07)	48
Y	23.34	(0.00)(8)	(1.96)	(1.96)	—	—	—	21.38	(8.40)	6,959	1.00	1.00	0.01	48
F	18.27	(0.01)	(1.50)	(1.51)	—	—	—	16.76	(8.26)	215,475	0.89	0.89	(0.06)	48
For the Year Ended October 31, 2022
A	$30.24	$(0.13)	$(7.28)	$(7.41)	$—	$(6.53)	$(6.53)	$16.30	(30.20)%	$319,971	1.27%	1.26%	(0.69)%	90%
C(12)	35.30	(0.28)	(7.06)	(7.34)	—	(13.06)	(13.06)	14.90	(30.76)	4,678	2.10	2.10	(1.54)	90
I	32.69	(0.09)	(8.01)	(8.10)	—	(6.53)	(6.53)	18.06	(30.01)	31,819	0.99	0.99	(0.42)	90
R3	33.41	(0.22)	(8.21)	(8.43)	—	(6.53)	(6.53)	18.45	(30.43)	10,250	1.59	1.59	(1.01)	90
R4	36.39	(0.17)	(9.10)	(9.27)	—	(6.53)	(6.53)	20.59	(30.21)	9,040	1.29	1.29	(0.72)	90
R5	39.26	(0.11)	(9.96)	(10.07)	—	(6.53)	(6.53)	22.66	(30.01)	4,603	0.99	0.99	(0.41)	90
R6	40.33	(0.07)	(10.29)	(10.36)	—	(6.53)	(6.53)	23.44	(29.92)	6,580	0.87	0.87	(0.27)	90
Y	40.25	(0.10)	(10.28)	(10.38)	—	(6.53)	(6.53)	23.34	(30.05)	39,131	0.95	0.95	(0.36)	90
F	32.96	(0.06)	(8.10)	(8.16)	—	(6.53)	(6.53)	18.27	(29.93)	239,580	0.87	0.87	(0.29)	90
For the Year Ended October 31, 2021
A	$25.50	$(0.30)	$7.82	$7.52	$—	$(2.78)	$(2.78)	$30.24	30.50%	$502,923	1.23%	1.22%	(1.02)%	123%
C(12)	31.94	(0.66)	9.58	8.92	—	(5.56)	(5.56)	35.30	29.39	9,324	2.05	2.05	(1.85)	123
I	27.31	(0.25)	8.41	8.16	—	(2.78)	(2.78)	32.69	30.84	59,421	0.95	0.95	(0.77)	123
R3	28.02	(0.45)	8.62	8.17	—	(2.78)	(2.78)	33.41	30.04	15,527	1.57	1.57	(1.37)	123
R4	30.22	(0.38)	9.33	8.95	—	(2.78)	(2.78)	36.39	30.46	15,320	1.26	1.26	(1.06)	123
R5	32.33	(0.30)	10.01	9.71	—	(2.78)	(2.78)	39.26	30.85	6,782	0.97	0.97	(0.78)	123
R6	33.12	(0.28)	10.27	9.99	—	(2.78)	(2.78)	40.33	30.97	5,954	0.85	0.85	(0.69)	123
Y	33.07	(0.29)	10.25	9.96	—	(2.78)	(2.78)	40.25	30.92	45,590	0.91	0.91	(0.72)	123
F	27.49	(0.21)	8.46	8.25	—	(2.78)	(2.78)	32.96	30.98	333,061	0.85	0.85	(0.65)	123
The accompanying notes are an integral part of these financial statements.

67

Hartford Domestic Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford Small Company Fund – (continued)
For the Year Ended October 31, 2020
A	$20.35	$(0.14)	$6.57	$6.43	$—	$(1.28)	$(1.28)	$25.50	33.21%	$389,496	1.32%	1.31%	(0.66)%	104%
C(12)	26.60	(0.40)	8.30	7.90	—	(2.56)	(2.56)	31.94	32.08	9,058	2.14	2.14	(1.50)	104
I	21.65	(0.08)	7.02	6.94	—	(1.28)	(1.28)	27.31	33.59	35,806	1.00	1.00	(0.35)	104
R3	22.29	(0.21)	7.22	7.01	—	(1.28)	(1.28)	28.02	32.91	14,013	1.61	1.55	(0.90)	104
R4	23.88	(0.15)	7.77	7.62	—	(1.28)	(1.28)	30.22	33.29	13,363	1.30	1.25	(0.60)	104
R5	25.40	(0.08)	8.29	8.21	—	(1.28)	(1.28)	32.33	33.64	3,936	1.01	0.95	(0.30)	104
R6	25.97	(0.13)	8.56	8.43	—	(1.28)	(1.28)	33.12	33.75	1,530	0.90	0.90	(0.42)	104
Y	25.95	(0.08)	8.48	8.40	—	(1.28)	(1.28)	33.07	33.65	19,956	0.96	0.95	(0.29)	104
F	21.76	(0.06)	7.07	7.01	—	(1.28)	(1.28)	27.49	33.75	243,057	0.90	0.90	(0.24)	104

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)
The “Net Realized and Unrealized Gain (Loss) on Investments” and “Total from Net Investment Income” for Classes I, R4 and R5 shares have been updated since the October 31, 2021
Annual Report to reflect a non-material change of $0.01 to these amounts.

(8)	Amount is less than $0.01 per share.
(9)	Amount is less than (0.01)%.
(10)
The expense ratio includes expenses associated with The Hartford Growth Opportunities Fund’s shareholder meeting held on December 13, 2023, which was ultimately adjourned until January 23, 2024. If these expenses were excluded, the ratios would have been as follows: 1.07% (Class A), 1.89% (Class C), 0.83% (Class I), 1.44% (Class R3), 1.13%
(Class R4), 0.83% (Class R5), 0.73% (Class R6), 0.81% (Class Y) and 0.73% (Class F).

(11)	Per share amounts have been adjusted for a 4 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(12)	Per share amounts have been adjusted for a 2 for 1 reverse share split on September 13, 2024 (See Note 14 in the Notes to Financial Statements).
(13)	Amount is less than $(0.01) per share.
(14)	Commenced operations on June 22, 2022.
(15)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

The accompanying notes are an integral part of these financial statements.

68

Hartford Domestic Equity Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each, a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Capital Appreciation Fund (the "Capital Appreciation Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Core Equity Fund (the "Core Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Dividend and Growth Fund (the "Dividend and Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Equity Income Fund (the "Equity Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Healthcare Fund (the "Healthcare Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Fund (the "MidCap Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford MidCap Value Fund (the "MidCap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Small Cap Value Fund (the "Small Cap Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Small Company Fund (the "Small Company Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
The Hartford Growth Opportunities Fund (the "Growth Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Schroders US MidCap Opportunities Fund (the "US MidCap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders US Small Cap Opportunities Fund (the "US Small Cap Opportunities Fund")	A, C, I, R3, R4, R5, Y, F and SDR
The Hartford Small Cap Growth Fund (the "Small Cap Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

69

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

70

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the

71

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company's Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund, except Dividend and Growth Fund and Equity Income Fund, is to pay dividends from net investment income and realized gains, if any, at least once a year. The policy of Dividend and Growth Fund and Equity Income Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange.

72

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, the Capital Appreciation Fund had used futures contracts.
b)
Additional Derivative Instrument Information:
Capital Appreciation Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,145,409	$—	$2,145,409
Total	$—	$—	$—	$2,145,409	$—	$2,145,409

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(5,220,049)	$—	$(5,220,049)
Total	$—	$—	$—	$(5,220,049)	$—	$(5,220,049)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$2,288,372	$—	$2,288,372
Total	$—	$—	$—	$2,288,372	$—	$2,288,372
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	357
c)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

73

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Capital Appreciation Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,145,409	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,145,409	—
Derivatives not subject to a MNA	(2,145,409)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Growth Opportunities Fund	$38,054,753	$—
Small Company Fund	115,799,423	—

74

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

During the year ended October 31, 2024, Capital Appreciation Fund utilized $15,319,634, Growth Opportunities Fund utilized $741,880,605, Healthcare Fund utilized $15,112,871, US Small Cap Opportunities Fund utilized $2,238,374, and Small Company Fund utilized $26,900,521, of prior year capital loss carryforwards.
Each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, US MidCap Opportunities Fund, US Small Cap Opportunities Fund, Small Cap Growth Fund and Small Cap Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
During the year ended October 31, 2024, Growth Opportunities Fund deferred $27,225,639, MidCap Fund deferred $23,895,735, and Small Company Fund deferred $1,993,590, of late year ordinary losses.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$4,226,760,295	$1,390,529,261	$(102,080,232)	$1,288,449,029
Core Equity Fund	5,589,456,154	4,421,753,617	(131,622,693)	4,290,130,924
Dividend and Growth Fund	12,219,754,295	5,116,745,553	(319,876,232)	4,796,869,321
Equity Income Fund	3,959,162,013	878,342,663	(178,554,271)	699,788,392
Growth Opportunities Fund	3,727,459,798	1,491,763,176	(120,551,609)	1,371,211,567
Healthcare Fund	608,445,237	322,901,244	(72,814,131)	250,087,113
MidCap Fund	3,668,841,712	1,022,373,438	(327,286,504)	695,086,934
MidCap Value Fund	956,297,359	114,405,498	(35,462,940)	78,942,558
US MidCap Opportunities Fund	736,190,792	209,647,152	(55,338,450)	154,308,702
US Small Cap Opportunities Fund	144,880,786	46,893,513	(9,632,220)	37,261,293
Small Cap Growth Fund	240,403,978	43,242,053	(18,421,430)	24,820,623
Small Cap Value Fund	159,784,536	17,739,057	(17,771,022)	(31,965)
Small Company Fund	475,191,305	132,333,356	(51,638,700)	80,694,656
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Capital Appreciation Fund, Core Equity Fund, Dividend and Growth Fund, Equity Income Fund, Growth Opportunities Fund, Healthcare Fund, MidCap Fund, MidCap Value Fund, Small Cap Growth Fund, Small Cap Value Fund and Small Company Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of US MidCap Opportunities Fund and US Small Cap Opportunities Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”). SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser, out of its management fee.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Capital Appreciation Fund	0.8000% on first $500 million and;
0.7000% on next $500 million and;
0.6500% on next $4 billion and;
0.6475% on next $5 billion and;
0.6450% over $10 billion

75

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Core Equity Fund	0.4500% on first $500 million and;
0.3500% on next $500 million and;
0.3300% on next $1.5 billion and;
0.3250% on next $2.5 billion and;
0.3225% over $5 billion
Dividend and Growth Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
Equity Income Fund	0.7500% on first $250 million and;
0.7000% on next $250 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5900% on next $2.5 billion and;
0.5875% over $5 billion
Growth Opportunities Fund	0.8000% on first $250 million and;
0.7000% on next $4.75 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
Healthcare Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% on next $4 billion and;
0.7975% on next $5 billion and;
0.7950% over $10 billion
MidCap Fund	0.8500% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $4 billion and;
0.6975% on next $5 billion and;
0.6950% over $10 billion
MidCap Value Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $1.5 billion and;
0.5950% on next $2.5 billion and;
0.5900% on next $5 billion and;
0.5850% over $10 billion
US MidCap Opportunities Fund	0.7500% on first $1 billion and;
0.7000% on next $1.5 billion and;
0.6500% on next $2.5 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
US Small Cap Opportunities Fund	0.9000% on first $1 billion and;
0.8900% on next $4 billion and;
0.8800% on next $5 billion and;
0.8700% over $10 billion
Small Cap Growth Fund	0.9000% on first $100 million and;
0.8000% on next $150 million and;
0.7000% on next $250 million and;
0.6500% on next $4.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
Small Cap Value Fund	0.7000% on first $500 million and;
0.6500% on next $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

76

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Small Company Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $500 million and;
0.7000% on next $500 million and;
0.6500% on next $3.5 billion and;
0.6300% on next $5 billion and;
0.6200% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
US Small Cap Opportunities Fund	1.35%	2.10%	1.10%	1.65%	1.35%	1.05%	N/A	1.05%	0.95%	0.95%
Small Cap Value Fund	1.30%	2.05%	1.00%	1.50%	1.20%	0.90%	0.80%	0.85%	0.80%	N/A
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The impacted annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows: Capital Appreciation Fund Class F (0.69%), Dividend and Growth Fund Class R5 (0.73%), Growth Opportunities Fund Class F (0.73%), Healthcare Fund Class R5 (1.05%) and MidCap Value Fund Class I (0.84%). The amount of fees recaptured by the other funds did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Capital Appreciation Fund	$591,517	$4,811
Core Equity Fund	678,772	14,906
Dividend and Growth Fund	1,312,402	20,822
Equity Income Fund	407,120	2,368
Growth Opportunities Fund	1,028,920	6,928
Healthcare Fund	59,058	999
MidCap Fund	305,355	3,394
MidCap Value Fund	156,864	1,548
US MidCap Opportunities Fund	96,349	2,523
US Small Cap Opportunities Fund	12,571	522
Small Cap Growth Fund	21,045	1,141
Small Cap Value Fund	20,510	181
Small Company Fund	100,062	1,789

77

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine. Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable share class of the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company’s Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination.
Fund	Class I	Class Y
Core Equity Fund	0.093%	N/A
Dividend and Growth Fund	0.103%	N/A
Equity Income Fund	0.109%	N/A
Small Cap Growth Fund	N/A	0.074%

78

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I	Class Y
Core Equity Fund	0.104%	N/A
Dividend and Growth Fund	0.105%	N/A
Equity Income Fund	0.108%	N/A
Growth Opportunities Fund	0.107%	N/A
US MidCap Opportunities Fund	0.106%	N/A
Small Cap Growth Fund	N/A	0.070%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Capital Appreciation Fund	0.10%	0.16%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Core Equity Fund	0.09%	0.10%	0.10%	0.21%	0.16%	0.11%	0.00%*	0.10%	0.00%*	N/A
Dividend and Growth Fund	0.08%	0.11%	0.10%	0.21%	0.16%	0.11%	0.00%*	0.11%	0.00%*	N/A
Equity Income Fund	0.08%	0.11%	0.11%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A
Growth Opportunities Fund	0.09%	0.14%	0.11%	0.20%	0.15%	0.11%	0.00%*	0.08%	0.00%*	N/A
Healthcare Fund	0.13%	0.19%	0.12%	0.22%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Fund	0.12%	0.17%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
MidCap Value Fund	0.13%	0.22%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
US MidCap Opportunities Fund	0.10%	0.12%	0.11%	0.21%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
US Small Cap Opportunities Fund	0.15%	0.18%	0.11%	0.22%	0.16%	0.12%	N/A	0.11%	0.00%*	0.00%*
Small Cap Growth Fund	0.23%	0.24%	0.12%	0.22%	0.17%	0.11%	0.00%*	0.07%	0.00%*	N/A
Small Cap Value Fund	0.19%	0.25%	0.17%	0.22%	0.17%	0.11%	0.00%*	0.08%	0.00%*	N/A
Small Company Fund	0.17%	0.25%	0.11%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

79

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Capital Appreciation Fund	$580,110	$594,750	$—
Core Equity Fund	—	—	—
Dividend and Growth Fund	51,686,850	52,991,250	—
Equity Income Fund	—	—	—
Growth Opportunities Fund	—	—	—
Healthcare Fund	—	—	—
MidCap Fund	—	—	—
MidCap Value Fund	—	—	—
US MidCap Opportunities Fund	—	—	—
US Small Cap Opportunities Fund	—	—	—
Small Cap Growth Fund	—	—	—
Small Cap Value Fund	—	—	—
Small Company Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	22%	—	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
MidCap Value Fund	—	—	—	0%*	—	—	0%*	—	—	N/A
US MidCap Opportunities Fund	—	—	—	—	0%*	0%*	N/A	—	—	—
US Small Cap Opportunities Fund	—	—	—	—	—	0%*	N/A	—	—	—
Small Cap Value Fund	—	—	—	—	0%*	0%*	—	—	—	N/A

*	Percentage rounds to zero.
As of April 30, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
Capital Appreciation Fund	8%
Core Equity Fund	3%
Dividend and Growth Fund	4%
Equity Income Fund	4%
Growth Opportunities Fund	3%
MidCap Fund	1%
MidCap Value Fund	1%
Small Cap Growth Fund	9%
Small Cap Value Fund	13%
Small Company Fund	6%

*	As of April 30, 2025, affiliated funds of funds and the 529 plan were invested in Class F shares.

80

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

10.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Capital Appreciation Fund	$3,108,318,044	$3,432,625,305	$3,108,318,044	$3,432,625,305
Core Equity Fund	1,671,363,671	2,137,387,606	1,671,363,671	2,137,387,606
Dividend and Growth Fund	4,596,740,572	4,809,064,854	4,596,740,572	4,809,064,854
Equity Income Fund	1,201,645,460	1,534,121,909	1,201,645,460	1,534,121,909
Growth Opportunities Fund	3,919,656,316	4,153,273,425	3,919,656,316	4,153,273,425
Healthcare Fund	171,336,262	258,659,368	171,336,262	258,659,368
MidCap Fund	2,128,817,734	2,902,792,304	2,128,817,734	2,902,792,304
MidCap Value Fund	1,585,476,731	1,481,926,463	1,585,476,731	1,481,926,463
US MidCap Opportunities Fund	307,715,538	342,351,857	307,715,538	342,351,857
US Small Cap Opportunities Fund	41,387,988	89,258,755	41,387,988	89,258,755
Small Cap Growth Fund	143,852,578	190,175,259	143,852,578	190,175,259
Small Cap Value Fund	96,823,130	44,603,874	96,823,130	44,603,874
Small Company Fund	180,774,354	216,506,079	180,774,354	216,506,079
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Capital Appreciation Fund
Class A
Shares Sold	1,105,980	$47,410,955	1,811,462	$74,958,666
Shares Issued for Reinvested Dividends	10,476,391	464,457,017	583,423	22,800,182
Shares Redeemed	(7,812,895)	(333,063,082)	(13,253,184)	(551,181,045)
Net Increase (Decrease)	3,769,476	178,804,890	(10,858,299)	(453,422,197)
Class C
Shares Sold	145,778	$3,694,116	148,492	$3,778,764
Shares Issued for Reinvested Dividends	354,212	9,145,045	4,066	99,129
Shares Redeemed	(392,312)	(9,754,630)	(968,499)	(25,001,756)
Net Increase (Decrease)	107,678	3,084,531	(815,941)	(21,123,863)
Class I
Shares Sold	770,707	$33,816,761	1,184,842	$49,589,911
Shares Issued for Reinvested Dividends	1,109,618	49,672,814	87,587	3,447,422
Shares Redeemed	(1,591,285)	(68,196,041)	(2,494,822)	(104,538,275)
Net Increase (Decrease)	289,040	15,293,534	(1,222,393)	(51,500,942)
Class R3
Shares Sold	26,637	$1,341,019	64,319	$3,097,450
Shares Issued for Reinvested Dividends	47,178	2,455,003	202	9,179
Shares Redeemed	(82,280)	(4,123,929)	(147,991)	(7,202,747)
Net Increase (Decrease)	(8,465)	(327,907)	(83,470)	(4,096,118)
Class R4
Shares Sold	28,161	$1,571,802	33,247	$1,680,931
Shares Issued for Reinvested Dividends	32,775	1,811,789	1,863	89,138
Shares Redeemed	(162,599)	(9,162,121)	(128,204)	(6,598,968)
Net Increase (Decrease)	(101,663)	(5,778,530)	(93,094)	(4,828,899)
Class R5
Shares Sold	28,958	$1,643,184	34,227	$1,805,435
Shares Issued for Reinvested Dividends	27,914	1,590,709	2,517	123,680
Shares Redeemed	(68,780)	(3,918,722)	(125,898)	(6,588,771)
Net Increase (Decrease)	(11,908)	(684,829)	(89,154)	(4,659,656)

81

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	39,016	$2,175,105	90,963	$4,873,874
Shares Issued for Reinvested Dividends	42,254	2,429,922	9,904	490,643
Shares Redeemed	(53,224)	(2,998,011)	(1,060,477)	(55,079,698)
Net Increase (Decrease)	28,046	1,607,016	(959,610)	(49,715,181)
Class Y
Shares Sold	13,835	$791,088	52,992	$2,714,798
Shares Issued for Reinvested Dividends	37,222	2,142,855	2,012	99,808
Shares Redeemed	(65,502)	(3,704,969)	(84,166)	(4,459,650)
Net Increase (Decrease)	(14,445)	(771,026)	(29,162)	(1,645,044)
Class F
Shares Sold	1,653,509	$67,701,449	1,293,662	$53,877,042
Shares Issued for Reinvested Dividends	1,675,909	75,015,704	155,273	6,108,437
Shares Redeemed	(2,017,680)	(86,512,265)	(3,903,130)	(164,686,950)
Net Increase (Decrease)	1,311,738	56,204,888	(2,454,195)	(104,701,471)
Total Net Increase (Decrease)	5,369,497	$247,432,567	(16,605,318)	$(695,693,371)
Core Equity Fund
Class A
Shares Sold	2,101,456	$110,848,697	4,647,774	$233,238,755
Shares Issued for Reinvested Dividends	2,925,023	158,961,558	979,339	43,838,932
Shares Redeemed	(3,208,234)	(169,707,059)	(5,813,231)	(290,428,880)
Net Increase (Decrease)	1,818,245	100,103,196	(186,118)	(13,351,193)
Class C
Shares Sold	251,170	$11,773,448	534,677	$23,636,910
Shares Issued for Reinvested Dividends	611,358	29,363,523	226,640	9,005,650
Shares Redeemed	(1,255,131)	(58,843,149)	(3,617,118)	(162,541,988)
Net Increase (Decrease)	(392,603)	(17,706,178)	(2,855,801)	(129,899,428)
Class I
Shares Sold	4,723,177	$251,578,424	8,174,489	$407,713,458
Shares Issued for Reinvested Dividends	4,660,820	254,445,285	1,872,836	84,256,665
Shares Redeemed	(9,805,155)	(520,489,050)	(19,045,353)	(945,748,861)
Net Increase (Decrease)	(421,158)	(14,465,341)	(8,998,028)	(453,778,738)
Class R3
Shares Sold	104,257	$5,632,168	138,372	$7,134,650
Shares Issued for Reinvested Dividends	79,481	4,390,871	28,026	1,269,071
Shares Redeemed	(156,392)	(8,450,445)	(353,889)	(18,046,736)
Net Increase (Decrease)	27,346	1,572,594	(187,491)	(9,643,015)
Class R4
Shares Sold	93,783	$5,130,528	280,679	$14,496,186
Shares Issued for Reinvested Dividends	162,331	9,176,503	76,824	3,563,542
Shares Redeemed	(324,459)	(18,073,481)	(1,176,761)	(62,693,651)
Net Increase (Decrease)	(68,345)	(3,766,450)	(819,258)	(44,633,923)
Class R5
Shares Sold	135,255	$7,245,722	988,462	$52,080,546
Shares Issued for Reinvested Dividends	235,429	12,979,007	84,192	3,822,042
Shares Redeemed	(603,273)	(32,882,624)	(1,153,890)	(56,913,305)
Net Increase (Decrease)	(232,589)	(12,657,895)	(81,236)	(1,010,717)
Class R6
Shares Sold	1,943,540	$106,337,133	3,965,424	$203,540,043
Shares Issued for Reinvested Dividends	1,855,876	102,890,374	702,308	32,054,998
Shares Redeemed	(5,065,385)	(276,248,772)	(7,271,323)	(364,530,660)
Net Increase (Decrease)	(1,265,969)	(67,021,265)	(2,603,591)	(128,935,619)
Class Y
Shares Sold	470,210	$25,146,716	1,064,263	$54,628,070
Shares Issued for Reinvested Dividends	686,208	38,023,640	302,623	13,794,577
Shares Redeemed	(1,513,901)	(82,461,665)	(4,180,003)	(208,490,775)
Net Increase (Decrease)	(357,483)	(19,291,309)	(2,813,117)	(140,068,128)

82

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	10,227,498	$540,526,791	11,087,478	$575,080,680
Shares Issued for Reinvested Dividends	4,793,766	261,953,903	1,689,227	76,113,732
Shares Redeemed	(6,730,341)	(358,917,001)	(13,381,834)	(672,120,488)
Net Increase (Decrease)	8,290,923	443,563,693	(605,129)	(20,926,076)
Total Net Increase (Decrease)	7,398,367	$410,331,045	(19,149,769)	$(942,246,837)
Dividend and Growth Fund
Class A
Shares Sold	3,996,458	$136,768,020	7,806,449	$267,126,090
Shares Issued for Reinvested Dividends	13,327,325	459,041,842	2,504,207	84,827,161
Shares Redeemed	(11,213,199)	(384,530,202)	(17,466,832)	(600,375,181)
Net Increase (Decrease)	6,110,584	211,279,660	(7,156,176)	(248,421,930)
Class C
Shares Sold	435,230	$14,399,400	1,113,937	$36,354,673
Shares Issued for Reinvested Dividends	559,559	18,297,370	65,784	2,083,834
Shares Redeemed	(1,044,757)	(33,848,272)	(1,441,736)	(47,093,455)
Net Increase (Decrease)	(49,968)	(1,151,502)	(262,015)	(8,654,948)
Class I
Shares Sold	21,272,986	$739,794,756	36,744,383	$1,256,236,645
Shares Issued for Reinvested Dividends	12,412,245	424,414,624	2,329,923	78,795,659
Shares Redeemed	(31,009,903)	(1,043,533,856)	(34,529,759)	(1,178,000,085)
Net Increase (Decrease)	2,675,328	120,675,524	4,544,547	157,032,219
Class R3
Shares Sold	146,947	$5,095,844	236,820	$8,396,726
Shares Issued for Reinvested Dividends	136,030	4,784,664	20,699	708,444
Shares Redeemed	(171,598)	(5,976,638)	(399,538)	(13,958,999)
Net Increase (Decrease)	111,379	3,903,870	(142,019)	(4,853,829)
Class R4
Shares Sold	180,123	$6,365,300	399,437	$13,899,250
Shares Issued for Reinvested Dividends	198,250	7,043,164	36,900	1,282,830
Shares Redeemed	(270,768)	(9,508,373)	(636,313)	(22,605,166)
Net Increase (Decrease)	107,605	3,900,091	(199,976)	(7,423,086)
Class R5
Shares Sold	351,208	$12,578,548	873,951	$31,069,424
Shares Issued for Reinvested Dividends	234,427	8,375,658	53,261	1,869,679
Shares Redeemed	(983,812)	(34,494,943)	(1,909,192)	(67,769,538)
Net Increase (Decrease)	(398,177)	(13,540,737)	(981,980)	(34,830,435)
Class R6
Shares Sold	3,577,448	$127,845,504	6,711,654	$238,745,330
Shares Issued for Reinvested Dividends	2,531,946	90,442,199	503,160	17,731,118
Shares Redeemed	(3,826,765)	(135,674,210)	(5,149,690)	(183,472,808)
Net Increase (Decrease)	2,282,629	82,613,493	2,065,124	73,003,640
Class Y
Shares Sold	1,186,328	$42,713,913	4,615,418	$166,955,118
Shares Issued for Reinvested Dividends	1,426,762	50,981,322	290,443	10,203,983
Shares Redeemed	(3,922,513)	(142,126,157)	(5,607,191)	(195,659,522)
Net Increase (Decrease)	(1,309,423)	(48,430,922)	(701,330)	(18,500,421)
Class F
Shares Sold	15,977,024	$542,647,724	36,082,531	$1,231,457,900
Shares Issued for Reinvested Dividends	17,953,162	613,215,484	3,674,836	124,216,526
Shares Redeemed	(22,308,724)	(758,844,903)	(40,045,539)	(1,361,067,588)
Net Increase (Decrease)	11,621,462	397,018,305	(288,172)	(5,393,162)
Total Net Increase (Decrease)	21,151,419	$756,267,782	(3,121,997)	$(98,041,952)

83

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Equity Income Fund
Class A
Shares Sold	2,752,124	$56,583,402	4,512,115	$92,731,591
Shares Issued for Reinvested Dividends	7,780,229	160,118,692	6,802,105	134,312,627
Shares Redeemed	(7,648,694)	(157,937,270)	(14,637,636)	(300,210,461)
Net Increase (Decrease)	2,883,659	58,764,824	(3,323,416)	(73,166,243)
Class C
Shares Sold	196,382	$4,019,545	351,631	$7,152,115
Shares Issued for Reinvested Dividends	339,460	6,941,649	353,878	6,895,571
Shares Redeemed	(902,106)	(18,442,936)	(2,126,577)	(43,293,305)
Net Increase (Decrease)	(366,264)	(7,481,742)	(1,421,068)	(29,245,619)
Class I
Shares Sold	6,489,082	$133,283,390	13,048,470	$264,297,571
Shares Issued for Reinvested Dividends	5,777,334	117,722,637	5,669,770	111,059,555
Shares Redeemed	(12,793,431)	(261,453,452)	(30,403,522)	(616,525,351)
Net Increase (Decrease)	(527,015)	(10,447,425)	(11,685,282)	(241,168,225)
Class R3
Shares Sold	88,628	$1,850,312	178,297	$3,683,743
Shares Issued for Reinvested Dividends	86,008	1,775,370	89,593	1,768,738
Shares Redeemed	(326,724)	(7,060,410)	(416,561)	(8,574,794)
Net Increase (Decrease)	(152,088)	(3,434,728)	(148,671)	(3,122,313)
Class R4
Shares Sold	134,847	$2,827,021	292,013	$5,980,835
Shares Issued for Reinvested Dividends	142,027	2,937,507	132,460	2,625,607
Shares Redeemed	(283,850)	(6,002,261)	(670,860)	(13,825,868)
Net Increase (Decrease)	(6,976)	(237,733)	(246,387)	(5,219,426)
Class R5
Shares Sold	190,570	$3,969,075	429,438	$8,834,391
Shares Issued for Reinvested Dividends	172,576	3,599,119	202,226	4,037,982
Shares Redeemed	(356,862)	(7,457,303)	(1,388,495)	(28,595,426)
Net Increase (Decrease)	6,284	110,891	(756,831)	(15,723,053)
Class R6
Shares Sold	991,794	$21,042,857	2,933,315	$60,536,026
Shares Issued for Reinvested Dividends	767,009	16,062,854	641,812	12,919,148
Shares Redeemed	(1,315,765)	(27,789,197)	(2,944,220)	(61,222,060)
Net Increase (Decrease)	443,038	9,316,514	630,907	12,233,114
Class Y
Shares Sold	327,011	$6,879,016	2,653,217	$54,505,381
Shares Issued for Reinvested Dividends	367,874	7,705,357	398,906	8,005,847
Shares Redeemed	(1,114,224)	(23,733,879)	(3,566,692)	(74,825,919)
Net Increase (Decrease)	(419,339)	(9,149,506)	(514,569)	(12,314,691)
Class F
Shares Sold	4,878,210	$100,653,872	8,139,629	$165,759,631
Shares Issued for Reinvested Dividends	5,561,481	113,307,466	4,926,668	96,641,196
Shares Redeemed	(7,714,530)	(158,545,528)	(14,837,524)	(302,234,813)
Net Increase (Decrease)	2,725,161	55,415,810	(1,771,227)	(39,833,986)
Total Net Increase (Decrease)	4,586,460	$92,856,905	(19,236,544)	$(407,560,442)
Growth Opportunities Fund
Class A
Shares Sold	1,657,193	$94,524,533	3,313,782	$158,478,855
Shares Redeemed	(3,406,120)	(194,532,283)	(7,982,650)	(384,256,274)
Net Increase (Decrease)	(1,748,927)	(100,007,750)	(4,668,868)	(225,777,419)
Class C(1)
Shares Sold	85,547	$4,893,088	760,511	$9,579,711
Shares Redeemed	(301,029)	(17,073,596)	(9,752,588)	(54,798,049)
Net Increase (Decrease)	(215,482)	(12,180,508)	(8,992,077)	(45,218,338)

84

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	1,496,932	$95,003,321	3,688,168	$200,565,609
Shares Redeemed	(2,327,905)	(148,169,095)	(5,855,040)	(309,791,506)
Net Increase (Decrease)	(830,973)	(53,165,774)	(2,166,872)	(109,225,897)
Class R3
Shares Sold	77,060	$4,437,570	99,168	$4,690,569
Shares Redeemed	(56,826)	(3,227,400)	(375,603)	(17,376,932)
Net Increase (Decrease)	20,234	1,210,170	(276,435)	(12,686,363)
Class R4
Shares Sold	54,103	$3,419,294	207,198	$11,318,375
Shares Redeemed	(94,662)	(6,088,044)	(415,201)	(21,781,911)
Net Increase (Decrease)	(40,559)	(2,668,750)	(208,003)	(10,463,536)
Class R5
Shares Sold	15,129	$1,094,021	24,317	$1,470,961
Shares Redeemed	(12,593)	(853,954)	(73,715)	(3,970,361)
Net Increase (Decrease)	2,536	240,067	(49,398)	(2,499,400)
Class R6
Shares Sold	61,458	$4,488,746	168,745	$9,891,909
Shares Redeemed	(74,993)	(5,528,558)	(425,459)	(24,550,286)
Net Increase (Decrease)	(13,535)	(1,039,812)	(256,714)	(14,658,377)
Class Y
Shares Sold	185,683	$13,452,191	349,821	$21,679,169
Shares Redeemed	(320,166)	(22,959,254)	(531,762)	(32,074,518)
Net Increase (Decrease)	(134,483)	(9,507,063)	(181,941)	(10,395,349)
Class F
Shares Sold	1,873,376	$119,585,281	2,548,054	$141,184,023
Shares Redeemed	(2,058,980)	(134,133,936)	(5,132,400)	(276,840,339)
Net Increase (Decrease)	(185,604)	(14,548,655)	(2,584,346)	(135,656,316)
Total Net Increase (Decrease)	(3,146,793)	$(191,668,075)	(19,384,654)	$(566,580,995)
Healthcare Fund
Class A
Shares Sold	240,305	$8,598,771	699,688	$26,667,714
Shares Issued for Reinvested Dividends	860,285	31,207,126	—	—
Shares Redeemed	(2,039,519)	(73,013,712)	(2,922,736)	(111,432,996)
Net Increase (Decrease)	(938,929)	(33,207,815)	(2,223,048)	(84,765,282)
Class C
Shares Sold	14,330	$353,245	45,115	$1,210,368
Shares Issued for Reinvested Dividends	89,031	2,175,914	—	—
Shares Redeemed	(294,196)	(7,128,240)	(915,146)	(24,081,634)
Net Increase (Decrease)	(190,835)	(4,599,081)	(870,031)	(22,871,266)
Class I
Shares Sold	1,147,557	$45,495,618	720,290	$31,083,818
Shares Issued for Reinvested Dividends	251,730	10,016,273	—	—
Shares Redeemed	(1,459,939)	(56,976,143)	(1,905,462)	(78,900,659)
Net Increase (Decrease)	(60,652)	(1,464,252)	(1,185,172)	(47,816,841)
Class R3
Shares Sold	32,494	$1,185,761	55,429	$2,138,683
Shares Issued for Reinvested Dividends	23,760	877,234	—	—
Shares Redeemed	(72,286)	(2,698,939)	(180,535)	(7,019,362)
Net Increase (Decrease)	(16,032)	(635,944)	(125,106)	(4,880,679)
Class R4
Shares Sold	26,909	$1,086,393	30,916	$1,296,331
Shares Issued for Reinvested Dividends	9,441	383,951	—	—
Shares Redeemed	(89,902)	(3,803,567)	(113,852)	(4,903,670)
Net Increase (Decrease)	(53,552)	(2,333,223)	(82,936)	(3,607,339)

85

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	3,847	$162,119	28,294	$1,331,817
Shares Issued for Reinvested Dividends	1,858	82,220	—	—
Shares Redeemed	(68,039)	(3,211,583)	(52,591)	(2,451,309)
Net Increase (Decrease)	(62,334)	(2,967,244)	(24,297)	(1,119,492)
Class R6
Shares Sold	12,634	$566,503	74,108	$3,510,281
Shares Issued for Reinvested Dividends	6,196	280,454	—	—
Shares Redeemed	(19,046)	(856,658)	(1,204,013)	(57,576,695)
Net Increase (Decrease)	(216)	(9,701)	(1,129,905)	(54,066,414)
Class Y
Shares Sold	10,299	$468,227	59,712	$2,802,790
Shares Issued for Reinvested Dividends	26,428	1,191,258	—	—
Shares Redeemed	(193,673)	(8,788,438)	(477,523)	(22,118,982)
Net Increase (Decrease)	(156,946)	(7,128,953)	(417,811)	(19,316,192)
Class F
Shares Sold	35,196	$1,407,760	73,555	$3,118,147
Shares Issued for Reinvested Dividends	35,370	1,419,236	—	—
Shares Redeemed	(118,363)	(4,670,217)	(163,430)	(6,905,329)
Net Increase (Decrease)	(47,797)	(1,843,221)	(89,875)	(3,787,182)
Total Net Increase (Decrease)	(1,527,293)	$(54,189,434)	(6,148,181)	$(242,230,687)
MidCap Fund
Class A
Shares Sold	1,562,859	$39,163,814	3,308,776	$84,238,570
Shares Issued for Reinvested Dividends	4,690,844	125,855,349	2,134,231	51,029,462
Shares Redeemed	(9,604,126)	(241,720,119)	(16,915,457)	(429,767,345)
Net Increase (Decrease)	(3,350,423)	(76,700,956)	(11,472,450)	(294,499,313)
Class C(2)
Shares Sold	50,749	$1,315,043	263,054	$3,601,073
Shares Issued for Reinvested Dividends	216,056	5,844,305	546,334	6,632,061
Shares Redeemed	(1,142,143)	(29,038,325)	(8,855,324)	(66,750,934)
Net Increase (Decrease)	(875,338)	(21,878,977)	(8,045,936)	(56,517,800)
Class I
Shares Sold	1,876,665	$50,640,490	5,156,717	$141,503,552
Shares Issued for Reinvested Dividends	1,719,473	49,452,037	971,896	24,744,469
Shares Redeemed	(8,606,077)	(232,238,067)	(19,618,915)	(529,768,853)
Net Increase (Decrease)	(5,009,939)	(132,145,540)	(13,490,302)	(363,520,832)
Class R3
Shares Sold	111,337	$3,261,568	189,942	$5,609,956
Shares Issued for Reinvested Dividends	91,173	2,866,479	42,865	1,195,077
Shares Redeemed	(390,052)	(11,525,260)	(521,878)	(15,501,774)
Net Increase (Decrease)	(187,542)	(5,397,213)	(289,071)	(8,696,741)
Class R4
Shares Sold	77,865	$2,495,088	223,158	$7,136,841
Shares Issued for Reinvested Dividends	57,949	1,983,599	35,056	1,056,244
Shares Redeemed	(409,440)	(13,194,027)	(897,830)	(28,920,622)
Net Increase (Decrease)	(273,626)	(8,715,340)	(639,616)	(20,727,537)
Class R5
Shares Sold	34,188	$1,179,759	139,278	$4,699,936
Shares Issued for Reinvested Dividends	48,433	1,765,395	35,281	1,125,457
Shares Redeemed	(190,228)	(6,535,622)	(1,118,010)	(37,587,156)
Net Increase (Decrease)	(107,607)	(3,590,468)	(943,451)	(31,761,763)
Class R6
Shares Sold	533,344	$18,842,914	1,282,423	$44,384,718
Shares Issued for Reinvested Dividends	360,293	13,424,521	230,036	7,487,691
Shares Redeemed	(2,494,320)	(86,315,408)	(7,356,634)	(250,960,691)
Net Increase (Decrease)	(1,600,683)	(54,047,973)	(5,844,175)	(199,088,282)

86

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	144,009	$4,974,567	1,315,336	$45,320,583
Shares Issued for Reinvested Dividends	244,425	9,060,827	162,652	5,273,187
Shares Redeemed	(2,611,498)	(90,880,856)	(5,640,688)	(195,509,992)
Net Increase (Decrease)	(2,223,064)	(76,845,462)	(4,162,700)	(144,916,222)
Class F
Shares Sold	3,526,476	$93,659,043	7,016,608	$191,598,318
Shares Issued for Reinvested Dividends	3,368,691	97,826,798	1,561,537	40,084,661
Shares Redeemed	(10,005,723)	(274,369,250)	(18,100,862)	(495,708,126)
Net Increase (Decrease)	(3,110,556)	(82,883,409)	(9,522,717)	(264,025,147)
Total Net Increase (Decrease)	(16,738,778)	$(462,205,338)	(54,410,418)	$(1,383,753,637)
MidCap Value Fund
Class A
Shares Sold	1,280,698	$20,092,751	1,821,444	$29,916,556
Shares Issued for Reinvested Dividends	3,303,616	53,909,032	1,818,899	27,909,782
Shares Redeemed	(2,346,518)	(36,624,558)	(3,690,758)	(60,453,694)
Net Increase (Decrease)	2,237,796	37,377,225	(50,415)	(2,627,356)
Class C
Shares Sold	15,061	$160,137	27,711	$329,969
Shares Issued for Reinvested Dividends	60,917	680,476	42,195	464,266
Shares Redeemed	(96,359)	(1,019,258)	(205,504)	(2,420,520)
Net Increase (Decrease)	(20,381)	(178,645)	(135,598)	(1,626,285)
Class I
Shares Sold	9,396,037	$151,364,781	518,523	$8,614,576
Shares Issued for Reinvested Dividends	328,119	5,445,813	198,687	3,102,274
Shares Redeemed	(958,094)	(14,703,143)	(1,049,567)	(17,574,352)
Net Increase (Decrease)	8,766,062	142,107,451	(332,357)	(5,857,502)
Class R3
Shares Sold	18,887	$321,775	36,854	$651,422
Shares Issued for Reinvested Dividends	44,446	783,321	23,866	390,590
Shares Redeemed	(39,338)	(711,150)	(40,466)	(724,931)
Net Increase (Decrease)	23,995	393,946	20,254	317,081
Class R4
Shares Sold	17,148	$309,807	30,524	$561,757
Shares Issued for Reinvested Dividends	28,717	526,285	17,197	291,520
Shares Redeemed	(30,870)	(596,079)	(64,568)	(1,209,821)
Net Increase (Decrease)	14,995	240,013	(16,847)	(356,544)
Class R5
Shares Sold	13,304	$238,642	6,201	$111,584
Shares Issued for Reinvested Dividends	15,390	287,952	8,115	140,909
Shares Redeemed	(6,344)	(112,554)	(3,382)	(62,100)
Net Increase (Decrease)	22,350	414,040	10,934	190,393
Class R6
Shares Sold	63,013	$1,051,843	207,715	$3,716,404
Shares Issued for Reinvested Dividends	30,452	505,708	635	9,926
Shares Redeemed	(21,652)	(356,531)	(1,020)	(17,000)
Net Increase (Decrease)	71,813	1,201,020	207,330	3,709,330
Class Y
Shares Sold	36,030	$679,917	100,612	$1,863,658
Shares Issued for Reinvested Dividends	44,219	830,480	25,088	437,120
Shares Redeemed	(107,016)	(1,945,350)	(145,202)	(2,669,963)
Net Increase (Decrease)	(26,767)	(434,953)	(19,502)	(369,185)
Class F
Shares Sold	2,656,868	$41,715,145	3,827,595	$63,598,222
Shares Issued for Reinvested Dividends	3,943,089	65,486,678	2,287,366	35,752,266
Shares Redeemed	(3,744,779)	(60,968,150)	(6,587,747)	(109,817,420)
Net Increase (Decrease)	2,855,178	46,233,673	(472,786)	(10,466,932)
Total Net Increase (Decrease)	13,945,041	$227,353,770	(788,987)	$(17,087,000)

87

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
US MidCap Opportunities Fund
Class A
Shares Sold	2,122,201	$38,868,637	2,148,301	$38,840,840
Shares Issued for Reinvested Dividends	778,468	14,927,181	128,324	2,161,151
Shares Redeemed	(902,263)	(16,440,119)	(1,125,512)	(20,213,735)
Net Increase (Decrease)	1,998,406	37,355,699	1,151,113	20,788,256
Class C
Shares Sold	64,644	$1,177,559	96,929	$1,729,788
Shares Issued for Reinvested Dividends	148,510	2,793,474	28,358	468,185
Shares Redeemed	(718,173)	(12,668,619)	(492,052)	(8,690,401)
Net Increase (Decrease)	(505,019)	(8,697,586)	(366,765)	(6,492,428)
Class I
Shares Sold	3,316,830	$64,656,404	5,396,403	$102,839,121
Shares Issued for Reinvested Dividends	2,038,975	41,380,630	457,737	8,154,020
Shares Redeemed	(5,190,446)	(100,801,007)	(6,658,317)	(126,357,016)
Net Increase (Decrease)	165,359	5,236,027	(804,177)	(15,363,875)
Class R3
Shares Sold	8,569	$162,206	15,702	$303,758
Shares Issued for Reinvested Dividends	7,262	142,331	1,460	24,943
Shares Redeemed	(8,655)	(164,143)	(38,888)	(690,376)
Net Increase (Decrease)	7,176	140,394	(21,726)	(361,675)
Class R4
Shares Sold	3,792	$70,947	2,576	$48,183
Shares Issued for Reinvested Dividends	1,994	40,065	553	9,709
Shares Redeemed	(473)	(9,438)	(15,310)	(288,190)
Net Increase (Decrease)	5,313	101,574	(12,181)	(230,298)
Class R5
Shares Sold	1,601	$30,260	5,592	$107,397
Shares Issued for Reinvested Dividends	3,060	61,984	634	11,266
Shares Redeemed	(448)	(8,452)	(5,890)	(116,983)
Net Increase (Decrease)	4,213	83,792	336	1,680
Class Y
Shares Sold	89,597	$1,736,125	71,987	$1,378,619
Shares Issued for Reinvested Dividends	216,987	4,402,005	63,423	1,128,087
Shares Redeemed	(503,671)	(9,870,522)	(1,193,670)	(22,122,369)
Net Increase (Decrease)	(197,087)	(3,732,392)	(1,058,260)	(19,615,663)
Class F
Shares Sold	793,029	$15,338,394	1,662,031	$31,308,075
Shares Issued for Reinvested Dividends	550,388	11,175,495	122,833	2,191,472
Shares Redeemed	(890,013)	(17,400,091)	(1,744,433)	(33,279,374)
Net Increase (Decrease)	453,404	9,113,798	40,431	220,173
Class SDR
Shares Sold	378,096	$7,347,113	990,049	$19,098,948
Shares Issued for Reinvested Dividends	223,393	4,547,007	40,096	716,927
Shares Redeemed	(341,866)	(6,726,485)	(532,484)	(10,179,703)
Net Increase (Decrease)	259,623	5,167,635	497,661	9,636,172
Total Net Increase (Decrease)	2,191,388	$44,768,941	(573,568)	$(11,417,658)
US Small Cap Opportunities Fund
Class A
Shares Sold	72,425	$2,130,400	106,535	$2,916,104
Shares Issued for Reinvested Dividends	69,944	2,134,000	—	—
Shares Redeemed	(79,027)	(2,246,068)	(233,678)	(6,516,112)
Net Increase (Decrease)	63,342	2,018,332	(127,143)	(3,600,008)
Class C
Shares Sold	2,698	$77,388	11,125	$298,605
Shares Issued for Reinvested Dividends	10,197	306,110	—	—
Shares Redeemed	(29,993)	(862,216)	(55,101)	(1,503,952)
Net Increase (Decrease)	(17,098)	(478,718)	(43,976)	(1,205,347)

88

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	222,145	$7,126,976	554,243	$16,073,416
Shares Issued for Reinvested Dividends	236,054	7,754,361	4,571	136,073
Shares Redeemed	(580,920)	(17,989,195)	(2,842,597)	(82,418,271)
Net Increase (Decrease)	(122,721)	(3,107,858)	(2,283,783)	(66,208,782)
Class R3
Shares Sold	4,737	$143,302	6,211	$177,928
Shares Issued for Reinvested Dividends	2,647	83,493	—	—
Shares Redeemed	(2,597)	(79,348)	(18,060)	(509,700)
Net Increase (Decrease)	4,787	147,447	(11,849)	(331,772)
Class R4
Shares Sold	3,083	$95,299	2,506	$73,495
Shares Issued for Reinvested Dividends	984	31,829	—	—
Shares Redeemed	(1,152)	(33,193)	(10,617)	(307,150)
Net Increase (Decrease)	2,915	93,935	(8,111)	(233,655)
Class R5
Shares Sold	157	$4,850	996	$28,516
Shares Issued for Reinvested Dividends	450	14,782	34	1,023
Shares Redeemed	(426)	(11,782)	(19,901)	(600,496)
Net Increase (Decrease)	181	7,850	(18,871)	(570,957)
Class Y
Shares Sold	15,277	$462,904	417,552	$12,179,538
Shares Issued for Reinvested Dividends	14,642	481,264	1,356	40,360
Shares Redeemed	(54,705)	(1,801,661)	(1,223,055)	(36,164,818)
Net Increase (Decrease)	(24,786)	(857,493)	(804,147)	(23,944,920)
Class F
Shares Sold	38,065	$1,155,119	66,354	$1,953,724
Shares Issued for Reinvested Dividends	26,855	886,203	1,213	36,213
Shares Redeemed	(62,405)	(1,926,164)	(168,234)	(4,954,770)
Net Increase (Decrease)	2,515	115,158	(100,667)	(2,964,833)
Class SDR
Shares Sold	50,695	$1,575,655	1,141,290	$34,758,231
Shares Issued for Reinvested Dividends	48,542	1,604,325	2,372	70,904
Shares Redeemed	(1,271,018)	(43,003,339)	(199,770)	(5,998,614)
Net Increase (Decrease)	(1,171,781)	(39,823,359)	943,892	28,830,521
Total Net Increase (Decrease)	(1,262,646)	$(41,884,706)	(2,454,655)	$(70,229,753)
Small Cap Growth Fund
Class A
Shares Sold	55,029	$2,290,567	98,871	$4,128,274
Shares Issued for Reinvested Dividends	563,214	24,011,500	146,574	5,533,183
Shares Redeemed	(373,570)	(14,368,993)	(525,834)	(21,933,130)
Net Increase (Decrease)	244,673	11,933,074	(280,389)	(12,271,673)
Class C(2)
Shares Sold	2,691	$115,163	19,425	$419,824
Shares Issued for Reinvested Dividends	4,734	210,744	4,579	90,111
Shares Redeemed	(8,577)	(331,468)	(57,605)	(519,619)
Net Increase (Decrease)	(1,152)	(5,561)	(33,601)	(9,684)
Class I
Shares Sold	119,629	$5,213,542	115,750	$5,200,094
Shares Issued for Reinvested Dividends	144,784	6,830,109	40,612	1,673,198
Shares Redeemed	(233,135)	(10,235,380)	(337,217)	(15,189,737)
Net Increase (Decrease)	31,278	1,808,271	(180,855)	(8,316,445)
Class R3
Shares Sold	16,659	$582,160	16,027	$642,313
Shares Issued for Reinvested Dividends	17,976	736,410	5,829	212,751
Shares Redeemed	(10,574)	(406,733)	(55,744)	(2,256,630)
Net Increase (Decrease)	24,061	911,837	(33,888)	(1,401,566)

89

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	9,640	$398,343	28,317	$1,249,431
Shares Issued for Reinvested Dividends	24,893	1,137,596	6,470	259,595
Shares Redeemed	(56,445)	(2,237,189)	(68,392)	(2,936,242)
Net Increase (Decrease)	(21,912)	(701,250)	(33,605)	(1,427,216)
Class R5
Shares Sold	3,546	$182,297	45,684	$2,259,030
Shares Issued for Reinvested Dividends	40,314	2,054,247	9,503	419,366
Shares Redeemed	(334,148)	(15,985,385)	(45,276)	(2,214,845)
Net Increase (Decrease)	(290,288)	(13,748,841)	9,911	463,551
Class R6
Shares Sold	188,788	$8,560,666	155,558	$7,863,382
Shares Issued for Reinvested Dividends	85,466	4,484,346	25,271	1,144,515
Shares Redeemed	(76,425)	(3,729,904)	(329,479)	(16,318,939)
Net Increase (Decrease)	197,829	9,315,108	(148,650)	(7,311,042)
Class Y
Shares Sold	23,622	$1,091,874	319,648	$15,714,270
Shares Issued for Reinvested Dividends	48,457	2,540,076	49,728	2,247,723
Shares Redeemed	(392,334)	(19,785,474)	(2,218,944)	(111,387,012)
Net Increase (Decrease)	(320,255)	(16,153,524)	(1,849,568)	(93,425,019)
Class F
Shares Sold	327,608	$14,571,164	58,048	$2,587,773
Shares Issued for Reinvested Dividends	77,960	3,716,991	21,090	876,923
Shares Redeemed	(190,879)	(8,608,131)	(144,048)	(6,579,018)
Net Increase (Decrease)	214,689	9,680,024	(64,910)	(3,114,322)
Total Net Increase (Decrease)	78,923	$3,039,138	(2,615,555)	$(126,813,416)
Small Cap Value Fund
Class A
Shares Sold	188,945	$2,331,856	396,050	$4,616,041
Shares Issued for Reinvested Dividends	180,422	2,409,264	143,313	1,629,023
Shares Redeemed	(328,997)	(4,040,752)	(770,425)	(9,064,158)
Net Increase (Decrease)	40,370	700,368	(231,062)	(2,819,094)
Class C
Shares Sold	18,442	$192,761	19,244	$194,333
Shares Issued for Reinvested Dividends	5,226	58,479	4,875	45,570
Shares Redeemed	(23,337)	(224,555)	(80,719)	(781,309)
Net Increase (Decrease)	331	26,685	(56,600)	(541,406)
Class I
Shares Sold	457,384	$5,934,474	432,015	$5,146,420
Shares Issued for Reinvested Dividends	85,247	1,137,000	61,148	699,430
Shares Redeemed	(1,108,814)	(12,646,440)	(599,529)	(7,045,011)
Net Increase (Decrease)	(566,183)	(5,574,966)	(106,366)	(1,199,161)
Class R3
Shares Sold	3,908	$50,940	5,014	$61,771
Shares Issued for Reinvested Dividends	1,888	26,577	1,465	17,434
Shares Redeemed	(6,391)	(70,488)	(8,519)	(112,698)
Net Increase (Decrease)	(595)	7,029	(2,040)	(33,493)
Class R4
Shares Sold	475	$6,110	803	$10,090
Shares Issued for Reinvested Dividends	539	7,700	373	4,539
Shares Redeemed	(66)	(947)	(47)	(584)
Net Increase (Decrease)	948	12,863	1,129	14,045
Class R5
Shares Sold	1,158	$15,377	6,980	$84,763
Shares Issued for Reinvested Dividends	382	5,419	5,989	72,871
Shares Redeemed	(3,947)	(50,284)	(178,811)	(2,299,188)
Net Increase (Decrease)	(2,407)	(29,488)	(165,842)	(2,141,554)

90

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	60,842	$801,760	128,185	$1,608,926
Shares Issued for Reinvested Dividends	34,420	488,090	26,489	322,438
Shares Redeemed	(53,517)	(702,411)	(149,058)	(1,867,797)
Net Increase (Decrease)	41,745	587,439	5,616	63,567
Class Y
Shares Sold	5,372,935	$65,700,117	111,960	$1,376,693
Shares Issued for Reinvested Dividends	7,362	104,234	7,838	95,196
Shares Redeemed	(74,931)	(998,721)	(157,474)	(2,010,743)
Net Increase (Decrease)	5,305,366	64,805,630	(37,676)	(538,854)
Class F
Shares Sold	714,623	$8,922,538	532,903	$6,210,819
Shares Issued for Reinvested Dividends	118,360	1,573,364	86,983	995,586
Shares Redeemed	(1,139,555)	(13,620,666)	(390,442)	(4,740,356)
Net Increase (Decrease)	(306,572)	(3,124,764)	229,444	2,466,049
Total Net Increase (Decrease)	4,513,003	$57,410,796	(363,397)	$(4,729,901)
Small Company Fund
Class A
Shares Sold	501,287	$9,898,206	1,092,853	$20,104,382
Shares Redeemed	(1,241,773)	(24,501,024)	(2,727,006)	(50,191,000)
Net Increase (Decrease)	(740,486)	(14,602,818)	(1,634,153)	(30,086,618)
Class C(2)
Shares Sold	5,938	$96,933	20,118	$169,570
Shares Redeemed	(31,638)	(567,602)	(291,751)	(1,488,194)
Net Increase (Decrease)	(25,700)	(470,669)	(271,633)	(1,318,624)
Class I
Shares Sold	62,708	$1,429,874	93,201	$1,929,952
Shares Redeemed	(210,377)	(4,437,124)	(322,866)	(6,595,885)
Net Increase (Decrease)	(147,669)	(3,007,250)	(229,665)	(4,665,933)
Class R3
Shares Sold	57,267	$1,278,710	82,714	$1,728,761
Shares Redeemed	(100,655)	(2,317,782)	(142,822)	(3,069,122)
Net Increase (Decrease)	(43,388)	(1,039,072)	(60,108)	(1,340,361)
Class R4
Shares Sold	14,805	$372,606	59,000	$1,370,134
Shares Redeemed	(49,023)	(1,215,312)	(101,957)	(2,361,664)
Net Increase (Decrease)	(34,218)	(842,706)	(42,957)	(991,530)
Class R5
Shares Sold	9,717	$281,107	14,092	$354,332
Shares Redeemed	(10,775)	(293,159)	(85,958)	(2,249,489)
Net Increase (Decrease)	(1,058)	(12,052)	(71,866)	(1,895,157)
Class R6
Shares Sold	27,849	$787,491	118,881	$3,194,789
Shares Redeemed	(45,869)	(1,358,402)	(115,715)	(3,194,969)
Net Increase (Decrease)	(18,020)	(570,911)	3,166	(180)
Class Y
Shares Sold	10,494	$319,938	49,836	$1,275,851
Shares Redeemed	(19,724)	(549,253)	(218,174)	(5,665,253)
Net Increase (Decrease)	(9,230)	(229,315)	(168,338)	(4,389,402)
Class F
Shares Sold	1,299,988	$28,755,596	1,675,404	$34,464,237
Shares Redeemed	(1,828,374)	(40,585,738)	(2,883,062)	(60,124,486)
Net Increase (Decrease)	(528,386)	(11,830,142)	(1,207,658)	(25,660,249)
Total Net Increase (Decrease)	(1,548,155)	$(32,604,935)	(3,683,212)	$(70,348,054)

(1)	Share transactions have been adjusted to reflect the effect of a 4 for 1 reverse share split on September 13, 2024 (See Note 14 of the Notes to Financial Statements).
(2)	Share transactions have been adjusted to reflect the effect of a 2 for 1 reverse share split on September 13, 2024 (See Note 14 of the Notes to Financial Statements).

91

Hartford Domestic Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
14.
Reverse Stock Split for Class C shares of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund:
The Board of Directors of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. approved a reverse stock split of the issued and outstanding Class C shares (the “Reverse Stock Split”) of each of the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. References to a "Fund" in this section refer only to the Growth Opportunities Fund, the MidCap Fund, the Small Cap Growth Fund, and the Small Company Fund. The Reverse Stock Split was completed after the close of business on September 13, 2024 (the “Effective Date”). As a result of the Reverse Stock Split, for each Class C share of a Fund that a shareholder owned as of the Effective Date, the shareholder received a proportional number of Class C shares of the same Fund with the same aggregate dollar value. Thus, the total dollar value of an investment in Class C shares of a Fund was unchanged and each shareholder continues to own the same percentage (by value)of the class of the same Fund immediately following the Reverse Stock Split as the shareholder owned immediately prior to the Reverse Stock Split. The Reverse Stock Split was not a taxable event, nor did it impact the net assets, operational results or total return of the Funds. The Reverse Stock Split was carried out in accordance with a stock split ratio set forth below, calculated to result in a net asset value per share that better aligns the share class prices of such Fund. The shares outstanding, NAV per share and other per share information have been updated in the accompanying financial statements and the financial highlights to reflect the effect of the Reverse Stock Split.
Name	Ratio
Growth Opportunities Fund	4:1
MidCap Fund	2:1
Small Cap Growth Fund	2:1
Small Company Fund	2:1
15.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
16.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

92

Hartford Domestic Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

93

Hartford Domestic Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

94

Hartford Domestic Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

95

Hartford Domestic Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

96

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-DE25 06/25 Printed in the U.S.A.

Hartford International/Global
Equity Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼Hartford Climate Opportunities Fund
◼Hartford Emerging Markets Equity Fund
◼Hartford Global Impact Fund
◼Hartford International Equity Fund
◼The Hartford International Growth Fund
◼The Hartford International Opportunities Fund
◼The Hartford International Value Fund
◼Hartford Schroders China A Fund
◼Hartford Schroders Diversified Emerging Markets Fund
◼Hartford Schroders Emerging Markets Equity Fund
◼Hartford Schroders International Contrarian Value Fund
◼Hartford Schroders International Multi-Cap Value Fund
◼Hartford Schroders International Stock Fund

Hartford International/Global Equity Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Climate Opportunities Fund	3
Hartford Emerging Markets Equity Fund	5
Hartford Global Impact Fund	9
Hartford International Equity Fund	11
The Hartford International Growth Fund	17
The Hartford International Opportunities Fund	19
The Hartford International Value Fund	21
Hartford Schroders China A Fund	25
Hartford Schroders Diversified Emerging Markets Fund	27
Hartford Schroders Emerging Markets Equity Fund	31
Hartford Schroders International Contrarian Value Fund	33
Hartford Schroders International Multi-Cap Value Fund	35
Hartford Schroders International Stock Fund	41
Glossary	43
Statements of Assets and Liabilities:
Hartford Climate Opportunities Fund	44
Hartford Emerging Markets Equity Fund	44
Hartford Global Impact Fund	44
Hartford International Equity Fund	44
The Hartford International Growth Fund	46
The Hartford International Opportunities Fund	46
The Hartford International Value Fund	46
Hartford Schroders China A Fund	46
Hartford Schroders Diversified Emerging Markets Fund	46
Hartford Schroders Emerging Markets Equity Fund	46
Hartford Schroders International Contrarian Value Fund	48
Hartford Schroders International Multi-Cap Value Fund	48
Hartford Schroders International Stock Fund	48
Statements of Operations:
Hartford Climate Opportunities Fund	50
Hartford Emerging Markets Equity Fund	50
Hartford Global Impact Fund	50
Hartford International Equity Fund	50
The Hartford International Growth Fund	51
The Hartford International Opportunities Fund	51
The Hartford International Value Fund	51
Hartford Schroders China A Fund	52
Hartford Schroders Diversified Emerging Markets Fund	52
Hartford Schroders Emerging Markets Equity Fund	52

Hartford International/Global Equity Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Climate Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Canada - 0.5%
5,709	Canadian National Railway Co.	$552,886
	Chile - 0.5%
27,036	Antofagasta PLC	593,319
	China - 3.6%
51,264	BYD Co. Ltd. Class H	2,434,846
32,300	Contemporary Amperex Technology Co. Ltd. Class A	1,032,747
112,260	LONGi Green Energy Technology Co. Ltd. Class A	227,299
52,300	Shenzhen Inovance Technology Co. Ltd. Class A	514,803
		4,209,695
	Denmark - 0.7%
59,440	Vestas Wind Systems AS	792,466
	France - 1.2%
12,873	Legrand SA	1,414,740
	Germany - 6.6%
13,183	Bayerische Motoren Werke AG	1,118,149
29,033	Daimler Truck Holding AG	1,166,444
59,485	Infineon Technologies AG	1,970,324
5,919	Knorr-Bremse AG	587,027
1,623	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	1,111,121
7,480	Siemens AG	1,722,356
		7,675,421
	Ireland - 1.2%
15,837	Kingspan Group PLC	1,336,396
	Italy - 0.7%
13,500	Prysmian SpA	741,585
	Japan - 4.9%
7,400	Daikin Industries Ltd.	843,032
78,409	Hitachi Ltd.	1,937,918
2,700	Keyence Corp.	1,128,847
48,300	Sekisui Chemical Co. Ltd.	843,990
3,900	Shimano, Inc.	549,453
13,700	Sumitomo Forestry Co. Ltd.	394,481
		5,697,721
	Norway - 1.8%
48,939	Mowi ASA	897,368
117,510	Norsk Hydro ASA	623,322
35,992	TOMRA Systems ASA*	567,855
		2,088,545
	Portugal - 0.8%
38,306	Jeronimo Martins SGPS SA	927,096
	South Korea - 0.3%
3,007	Samsung SDI Co. Ltd.	372,359
	Spain - 1.3%
83,294	Iberdrola SA	1,501,445
	Sweden - 0.2%
60,245	Nibe Industrier AB Class B	256,909
	Switzerland - 0.8%
6,561	TE Connectivity PLC	960,399
	Taiwan - 1.0%
96,000	Chroma ATE, Inc.	877,559
66,429	Giant Manufacturing Co. Ltd.	271,178
		1,148,737
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	United Kingdom - 2.2%
308,321	Kingfisher PLC	$1,185,030
92,098	National Grid PLC	1,329,352
		2,514,382
	United States - 69.5%
6,605	Acuity, Inc.	1,609,044
9,147	Advanced Drainage Systems, Inc.	1,038,093
14,115	Alphabet, Inc. Class A	2,241,462
12,468	Amazon.com, Inc.*	2,299,349
11,013	American Water Works Co., Inc.	1,619,021
7,586	Analog Devices, Inc.	1,478,663
13,121	ARM Holdings PLC ADR*	1,496,450
15,420	Atkore, Inc.	984,875
21,239	AZEK Co., Inc.*	1,052,605
6,791	Boise Cascade Co.	633,464
4,267	Cadence Design Systems, Inc.*	1,270,457
3,960	Carlisle Cos., Inc.	1,502,741
5,909	Chubb Ltd.	1,690,447
8,826	Clean Harbors, Inc.*	1,888,234
1,178	Comfort Systems USA, Inc.	468,314
11,362	Core & Main, Inc. Class A*	598,550
3,594	Deere & Co.	1,666,035
11,387	Ecolab, Inc.	2,863,033
33,199	Eversource Energy	1,974,677
16,864	Exelon Corp.	790,922
5,087	Ferguson Enterprises, Inc.	863,060
6,155	First Solar, Inc.*	774,422
1,265	GE Vernova, Inc.	469,087
60,536	HA Sustainable Infrastructure Capital, Inc.	1,512,189
70,548	James Hardie Industries PLC CDI*	1,655,916
23,080	Kroger Co.	1,666,607
2,623	Lennox International, Inc.	1,434,125
2,360	Lowe's Cos., Inc.	527,602
8,474	Microsoft Corp.	3,349,433
3,252	Moody's Corp.	1,473,546
24,156	NextEra Energy, Inc.	1,615,553
20,143	NEXTracker, Inc. Class A*	818,007
20,640	Procore Technologies, Inc.*	1,322,818
7,976	PTC, Inc.*	1,236,041
8,235	Public Service Enterprise Group, Inc.	658,224
6,982	Republic Services, Inc.	1,750,737
31,214	Rollins, Inc.	1,783,256
3,954	S&P Global, Inc.	1,977,198
8,805	Schneider Electric SE	2,057,251
26,917	Sempra	1,999,126
34,749	Smurfit WestRock PLC	1,460,153
13,832	Swiss Re AG	2,482,902
1,500	Synopsys, Inc.*	688,515
1,286	Tesla, Inc.*	362,858
4,962	TopBuild Corp.*	1,467,561
6,624	Uber Technologies, Inc.*	536,610
34,214	UL Solutions, Inc. Class A	1,956,699
15,728	Veralto Corp.	1,508,315
6,154	Verisk Analytics, Inc.	1,824,230
19,184	Vertiv Holdings Co. Class A	1,637,930
6,115	Waste Connections, Inc.	1,208,507
8,375	Waste Management, Inc.	1,954,390
2,740	Watsco, Inc.	1,259,962
8,396	WESCO International, Inc.	1,368,212
6,774	Westinghouse Air Brake Technologies Corp.	1,251,429
The accompanying notes are an integral part of these financial statements.

3

Hartford Climate Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	United States - 69.5% - (continued)
31,706	Weyerhaeuser Co. REIT		$821,502
6,481	Xylem, Inc.		781,414
			80,681,823
	Total Common Stocks (cost $94,616,715)		$113,465,924
RIGHTS - 0.0%
	South Korea - 0.0%
434	Samsung SDI Co. Ltd. Expires 05/22/2025*		$10,518
	Total Rights (cost $—)		$10,518
	Total Long-Term Investments (cost $94,616,715)		$113,476,442
SHORT-TERM INVESTMENTS - 0.2%
	Repurchase Agreements - 0.2%
$ 269,908	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $269,941; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $275,322		$269,908
	Total Short-Term Investments (cost $269,908)		$269,908
	Total Investments (cost $94,886,623)	98.0%	$113,746,350
	Other Assets and Liabilities	2.0%	2,289,803
	Net Assets	100.0%	$116,036,153
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$113,465,924	$75,999,039	$37,466,885	$—
Rights	10,518	10,518	—	—
Short-Term Investments	269,908	—	269,908	—
Total	$113,746,350	$76,009,557	$37,736,793	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

4

Hartford Emerging Markets Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2%
	Brazil - 3.7%
1,134,600	Banco do Brasil SA	$5,783,808
304,100	BRF SA	1,216,368
55,500	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	1,113,785
211,200	Embraer SA*	2,415,990
357,840	Lojas Renner SA	921,216
372,800	Marfrig Global Foods SA	1,411,019
247,200	Porto Seguro SA	1,916,130
		14,778,316
	Chile - 0.1%
119,500	Cencosud SA	408,896
	China - 29.2%
745,200	Alibaba Group Holding Ltd.	11,125,856
154,900	Anhui Conch Cement Co. Ltd. Class A	513,279
28,230	Atour Lifestyle Holdings Ltd. ADR	689,941
21,887	Autohome, Inc. ADR	597,077
2,667,600	BAIC Motor Corp. Ltd. Class H(1)	655,751
520,650	Baidu, Inc. Class A*	5,741,214
10,351,705	Bank of China Ltd. Class H	5,780,117
128,400	BeiGene Ltd.*	2,594,900
489,000	Beijing Yanjing Brewery Co. Ltd. Class A	874,628
4,658,700	BOE Technology Group Co. Ltd. Class A	2,463,845
65,700	BYD Co. Ltd. Class H	3,120,501
7,128,437	China CITIC Bank Corp. Ltd. Class H	5,638,067
2,357,800	China Feihe Ltd.(1)	1,781,779
319,700	China Hongqiao Group Ltd.	573,866
114,100	China Pacific Insurance Group Co. Ltd. Class H	310,439
2,203,700	China Railway Group Ltd. Class H	948,177
1,287,500	China Resources Pharmaceutical Group Ltd.(1)	812,691
1,186,200	China Taiping Insurance Holdings Co. Ltd.	1,642,610
469,000	CITIC Ltd.	570,150
55,800	Contemporary Amperex Technology Co. Ltd. Class A	1,784,127
119,146	Dong-E-E-Jiao Co. Ltd. Class A	891,558
89,363	Full Truck Alliance Co. Ltd. ADR	1,015,164
711,600	Geely Automobile Holdings Ltd.	1,493,863
83,700	GF Securities Co. Ltd. Class A	179,835
125,500	Giant Biogene Holding Co. Ltd.(1)	1,296,642
120,200	GoerTek, Inc. Class A	351,574
113,100	Great Wall Motor Co. Ltd. Class A	351,662
269,600	Guotai Haitong Securities Co. Ltd. Class H(1)	384,242
629,200	Huatai Securities Co. Ltd. Class A	1,391,945
1,560,300	JD Logistics, Inc.*(1)	2,447,193
286,300	JD.com, Inc. Class A	4,661,372
166,500	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	1,170,067
21,100	Jinan Acetate Chemical Co. Ltd.	555,437
271,300	Kingsoft Corp. Ltd.	1,351,726
1,255,600	Kunlun Energy Co. Ltd.	1,196,807
2,087,200	Lenovo Group Ltd.	2,414,006
313,100	Meituan Class B*(1)	5,184,134
160,300	Midea Group Co. Ltd. Class A	1,625,217
76,500	NetEase, Inc.	1,644,471
39,506	Ningbo Deye Technology Co. Ltd. Class A	469,727
10,122	PDD Holdings, Inc. ADR*	1,068,580
641,800	People's Insurance Co. Group of China Ltd. Class H	379,828
99,900	Pop Mart International Group Ltd.(1)	2,491,630
17,349	Qifu Technology, Inc. ADR	711,829
70,800	Rockchip Electronics Co. Ltd. Class A	1,666,975
210,700	Sanan Optoelectronics Co. Ltd. Class A	356,570
399,300	Shenzhen Energy Group Co. Ltd. Class A	351,934
234,600	Sinopharm Group Co. Ltd. Class H	552,893
251,580	Tencent Holdings Ltd.	15,409,512
1,704,000	Topsports International Holdings Ltd.(1)	677,437
29,923	Vipshop Holdings Ltd. ADR	407,551
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	China - 29.2% - (continued)
98,442	Weibo Corp. ADR	$797,380
53,200	Wingtech Technology Co. Ltd. Class A	255,510
195,700	Wuliangye Yibin Co. Ltd. Class A	3,468,403
270,800	Wuxi Biologics Cayman, Inc.*(1)	786,519
96,400	XD, Inc.*(2)	443,408
1,000,800	Xiaomi Corp. Class B*(1)	6,407,321
58,100	Zhejiang Leapmotor Technology Co. Ltd.*(1)	415,781
1,327,900	Zhejiang Zheneng Electric Power Co. Ltd. Class A	960,302
		115,905,020
	Greece - 0.9%
580,175	Alpha Services & Holdings SA	1,414,601
369,000	Eurobank Ergasias Services & Holdings SA Class A	1,047,231
223,800	Piraeus Financial Holdings SA	1,256,867
		3,718,699
	Hong Kong - 0.4%
2,873,300	Sino Biopharmaceutical Ltd.	1,442,969
	Hungary - 0.6%
31,800	OTP Bank Nyrt	2,349,003
	India - 16.9%
36,027	Bajaj Auto Ltd.	3,422,817
826,218	Bank of Baroda	2,444,829
627,600	Bharat Petroleum Corp. Ltd.	2,300,009
613,300	Canara Bank	706,992
58,394	Chambal Fertilisers & Chemicals Ltd.	478,770
198,200	Cipla Ltd.	3,637,112
695,472	Coal India Ltd.	3,168,765
15,900	Coforge Ltd.	1,382,331
44,278	Colgate-Palmolive India Ltd.	1,356,852
1,900	Dixon Technologies India Ltd.(2)	370,396
20,500	Eicher Motors Ltd.	1,349,954
114,495	Fortis Healthcare Ltd.	928,467
40,500	Glenmark Pharmaceuticals Ltd.	662,306
51,600	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	296,948
51,490	HDFC Bank Ltd.	1,169,541
180,600	Hindalco Industries Ltd.	1,334,807
90,200	Hindustan Petroleum Corp. Ltd.	403,681
250,900	Indian Bank	1,676,913
1,690,900	Indian Oil Corp. Ltd.	2,756,796
49,574	Infosys Ltd.	876,366
87,985	InterGlobe Aviation Ltd.*(1)	5,482,460
203,366	LIC Housing Finance Ltd.	1,449,835
95,000	Lupin Ltd.	2,362,372
11,200	Motilal Oswal Financial Services Ltd.	86,768
24,100	Mphasis Ltd.	703,857
17,609	Narayana Hrudayalaya Ltd.(2)	366,315
24,700	Natco Pharma Ltd.	248,677
447,900	Oil & Natural Gas Corp. Ltd.	1,296,035
122,503	One 97 Communications Ltd.*	1,245,525
8,400	Oracle Financial Services Software Ltd.	868,002
21,600	PI Industries Ltd.	930,445
1,944,100	Punjab National Bank	2,305,141
172,500	Shriram Finance Ltd.	1,250,057
5,716	Siemens Energy India Ltd.*(3)	167,667
6,500	Solar Industries India Ltd.	1,012,381
53,700	State Bank of India	501,536
129,500	Tata Consultancy Services Ltd.	5,286,174
116,500	Tata Motors Ltd.	887,811
48,300	Trent Ltd.	2,952,299
813,600	Union Bank of India Ltd.	1,211,606
94,300	United Spirits Ltd.	1,743,785
The accompanying notes are an integral part of these financial statements.

5

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	India - 16.9% - (continued)
248,900	Vedanta Ltd.	$1,235,920
277,076	Zydus Lifesciences Ltd.	2,917,122
		67,236,442
	Indonesia - 0.4%
3,895,200	Alamtri Resources Indonesia Tbk. PT	446,196
773,800	United Tractors Tbk. PT	1,057,490
		1,503,686
	Malaysia - 0.5%
319,100	AMMB Holdings Bhd.	381,776
880,200	Axiata Group Bhd.	428,388
445,400	Press Metal Aluminium Holdings Bhd.	506,228
468,770	RHB Bank Bhd.	723,060
		2,039,452
	Mexico - 1.5%
1,383,600	Alfa SAB de CV Class A	1,003,984
461,900	Fibra Uno Administracion SA de CV REIT	597,793
101,410	Gruma SAB de CV Class B	1,932,223
39,500	Grupo Aeroportuario del Centro Norte SAB de CV	434,650
43,400	Industrias Penoles SAB de CV*	869,726
293,200	Prologis Property Mexico SA de CV REIT	1,040,452
		5,878,828
	Philippines - 0.2%
155,400	Bank of the Philippine Islands	389,638
58,700	International Container Terminal Services, Inc.	359,020
		748,658
	Poland - 1.5%
39,900	Bank Polska Kasa Opieki SA*	1,999,853
10,400	CD Projekt SA	643,970
104,000	Powszechna Kasa Oszczednosci Bank Polski SA	1,999,496
75,500	Powszechny Zaklad Ubezpieczen SA	1,177,860
		5,821,179
	Qatar - 0.1%
507,422	Barwa Real Estate Co.	390,217
	Romania - 0.3%
172,301	NEPI Rockcastle NV*	1,320,978
	Russia - 0.0%
722,940	Gazprom PJSC ADR*(3)	—
59,500	LUKOIL PJSC ADR*(3)	—
8,412	Novatek PJSC GDR*(3)	—
574	PhosAgro PJSC*(3)	—
89,080	PhosAgro PJSC GDR*(3)	—
432,620	Surgutneftegas PJSC ADR*(3)	—
		—
	Saudi Arabia - 3.4%
483,500	Alinma Bank	3,744,837
370,366	Arab National Bank	2,124,395
59,300	Etihad Etisalat Co.	992,826
81,200	SABIC Agri-Nutrients Co.	2,139,019
436,300	Saudi Awwal Bank	4,082,635
42,200	Saudi National Bank	402,082
		13,485,794
	South Africa - 3.4%
25,500	Capitec Bank Holdings Ltd.	4,732,958
149,900	Clicks Group Ltd.	3,188,062
114,053	Gold Fields Ltd. ADR	2,570,755
174,331	Investec Ltd.	1,088,014
270,000	MTN Group Ltd.	1,786,945
		13,366,734
	South Korea - 10.9%
8,670	Chong Kun Dang Pharmaceutical Corp.	496,359
8,800	CJ CheilJedang Corp.	1,480,031
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.2% - (continued)
	South Korea - 10.9% - (continued)
20,800	GS Holdings Corp.	$565,576
29,700	Hankook Tire & Technology Co. Ltd.	862,661
400	Hanwha Aerospace Co. Ltd.	224,802
354,400	Hanwha Life Insurance Co. Ltd.*	661,087
6,000	HD Hyundai Heavy Industries Co. Ltd.*	1,696,976
6,000	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	1,147,780
18,900	Hyundai Motor Co.	2,532,591
23,800	Hyundai Rotem Co. Ltd.	1,875,893
42,700	Hyundai Steel Co.	735,094
34,500	KB Financial Group, Inc.	2,180,355
63,529	Kia Corp.	4,037,476
33,400	Korea Gas Corp.	909,881
19,500	Korea Investment Holdings Co. Ltd.	1,138,509
4,397	Krafton, Inc.*	1,151,144
45,094	KT Corp.	1,647,858
3,800	LG Electronics, Inc.	190,743
107,100	Samsung E&A Co. Ltd.	1,448,137
324,099	Samsung Electronics Co. Ltd.	12,645,544
35,700	Shinhan Financial Group Co. Ltd.	1,290,197
13,300	SK Hynix, Inc.	1,659,482
24,600	SK Telecom Co. Ltd.	939,886
154,977	Woori Financial Group, Inc.	1,929,859
		43,447,921
	Taiwan - 15.4%
13,500	Accton Technology Corp.	251,455
15,700	Advanced Energy Solution Holding Co. Ltd.	419,122
2,725,600	Cathay Financial Holding Co. Ltd.	5,021,944
1,406,800	Compal Electronics, Inc.	1,212,201
2,808,600	CTBC Financial Holding Co. Ltd.	3,460,867
262,500	Eva Airways Corp.	315,296
239,800	Fubon Financial Holding Co. Ltd.	635,573
72,419	Himax Technologies, Inc. ADR	512,364
2,398,300	Innolux Corp.	1,027,094
125,400	MediaTek, Inc.	5,328,631
692,200	Pegatron Corp.	1,758,723
37,300	PharmaEssentia Corp.*	613,246
984,700	Pou Chen Corp.	1,014,013
61,200	Realtek Semiconductor Corp.	1,006,071
4,712	Silicon Motion Technology Corp. ADR	233,244
1,130,500	TA Chen Stainless Pipe	1,485,879
777,800	Taiwan Business Bank	344,478
1,292,176	Taiwan Semiconductor Manufacturing Co. Ltd.	36,613,227
		61,253,428
	Thailand - 2.8%
754,000	Bangkok Bank PCL	3,157,984
2,310,100	Charoen Pokphand Foods PCL	1,829,789
2,825,100	Krung Thai Bank PCL	1,843,539
194,600	SCB X PCL	693,414
44,271,800	TMBThanachart Bank PCL	2,425,151
3,841,325	True Corp. PCL*	1,390,693
		11,340,570
	Turkey - 0.6%
348,800	Oyak Cimento Fabrikalari AS*	213,510
174,100	Pegasus Hava Tasimaciligi AS*	1,012,521
560,300	Turkcell Iletisim Hizmetleri AS	1,314,213
		2,540,244
	United Arab Emirates - 2.4%
86,300	Abu Dhabi Commercial Bank PJSC	273,472
510,000	ADNOC Drilling Co. PJSC	680,432
441,400	Aldar Properties PJSC	994,012
1,342,300	Deyaar Development PJSC	337,194
1,703,404	Emaar Properties PJSC	6,086,691
206,493	Emirates NBD Bank PJSC	1,155,633
		9,527,434
The accompanying notes are an integral part of these financial statements.

6

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 96.2% - (continued)
	United Kingdom - 0.2%
17,400	Anglogold Ashanti PLC		$724,397
	United States - 0.8%
393,200	JBS SA		3,054,061
	Total Common Stocks (cost $340,470,201)		$382,282,926
PREFERRED STOCKS - 0.3%
	Brazil - 0.3%
610,600	Cia Energetica de Minas Gerais (Preference Shares)(4)		$1,178,131
	Total Preferred Stocks (cost $1,195,104)		$1,178,131
	Total Long-Term Investments (cost $341,665,305)		$383,461,057
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 1,799,207	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,799,425; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,835,325		$1,799,207
	Total Short-Term Investments (cost $1,799,207)		$1,799,207
	Total Investments (cost $343,464,512)	97.0%	$385,260,264
	Other Assets and Liabilities	3.0%	12,079,979
	Net Assets	100.0%	$397,340,243
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$28,823,580, representing 7.3% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $1,180,119, representing 0.3% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	66	06/20/2025	$3,663,000	$(115,775)
Total futures contracts				$(115,775)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

7

Hartford Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$382,282,926	$38,616,069	$343,499,190	$167,667
Preferred Stocks	1,178,131	1,178,131	—	—
Short-Term Investments	1,799,207	—	1,799,207	—
Total	$385,260,264	$39,794,200	$345,298,397	$167,667
Liabilities
Futures Contracts(2)	$(115,775)	$(115,775)	$—	$—
Total	$(115,775)	$(115,775)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

8

Hartford Global Impact Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.4%
	Brazil - 1.3%
711,800	Telefonica Brasil SA	$3,485,533
	Germany - 1.2%
90,979	Infineon Technologies AG	3,013,502
	India - 1.1%
399,324	Shriram Finance Ltd.	2,893,785
	Ireland - 1.2%
36,632	Kingspan Group PLC	3,091,170
	Japan - 2.1%
192,900	Renesas Electronics Corp.	2,263,731
137,200	Sekisui House Ltd.	3,154,255
		5,417,986
	Mexico - 1.0%
789,100	Wal-Mart de Mexico SAB de CV	2,500,027
	Netherlands - 3.0%
87,492	Arcadis NV	4,242,581
20,756	Wolters Kluwer NV	3,664,658
		7,907,239
	Puerto Rico - 1.3%
36,423	Popular, Inc.	3,475,483
	South Africa - 2.4%
4,102,755	Old Mutual Ltd.	2,498,983
495,469	Vodacom Group Ltd.	3,666,092
		6,165,075
	Sweden - 0.7%
53,173	MIPS AB(1)	1,874,104
	Switzerland - 2.4%
29,820	DSM-Firmenich AG	3,239,441
45,206	Landis & Gyr Group AG*	2,907,517
		6,146,958
	Taiwan - 2.9%
403,184	Chroma ATE, Inc.	3,685,602
88,734	MediaTek, Inc.	3,770,580
		7,456,182
	United Kingdom - 7.7%
53,277	AstraZeneca PLC ADR	3,824,756
501,973	Barratt Redrow PLC	3,129,394
692,337	Beazley PLC	8,203,271
39,658	Genus PLC	974,564
195,769	Nomad Foods Ltd.	3,913,422
		20,045,407
	United States - 69.1%
39,117	Abbott Laboratories	5,114,548
49,899	Adtalem Global Education, Inc.*	5,299,274
19,304	Advanced Drainage Systems, Inc.	2,190,811
40,814	Agilent Technologies, Inc.	4,391,586
15,931	Autodesk, Inc.*	4,369,077
99,725	AZEK Co., Inc.*	4,942,371
53,922	Block, Inc.*	3,152,819
81,043	Boston Scientific Corp.*	8,336,893
17,306	Clean Harbors, Inc.*	3,702,446
29,503	Crown Holdings, Inc.	2,842,024
17,916	CyberArk Software Ltd.*	6,309,299
15,348	Danaher Corp.	3,059,317
87,320	Darling Ingredients, Inc.*	2,810,831
6,598	Eli Lilly & Co.	5,931,272
23,485	F5, Inc.*	6,217,419
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.4% - (continued)
	United States - 69.1% - (continued)
21,112	First Solar, Inc.*		$2,656,312
60,147	Globe Life, Inc.		7,418,531
32,257	GoDaddy, Inc. Class A*		6,074,961
95,541	Grocery Outlet Holding Corp.*		1,604,133
93,743	GSK PLC ADR		3,735,659
50,992	HA Sustainable Infrastructure Capital, Inc.		1,273,780
13,925	Hubbell, Inc.		5,057,282
118,686	Independence Realty Trust, Inc. REIT		2,306,069
20,352	Insulet Corp.*		5,134,606
272,988	Laureate Education, Inc.*		5,478,869
42,126	Merck & Co., Inc.		3,589,135
36,434	Modine Manufacturing Co.*		2,974,472
82,604	NEXTracker, Inc. Class A*		3,354,548
57,171	OneMain Holdings, Inc.		2,691,039
23,841	Schneider Electric SE		5,570,348
107,489	SentinelOne, Inc. Class A*		1,988,547
20,600	Simply Good Foods Co.*		743,866
12,402	Sprouts Farmers Market, Inc.*		2,120,742
38,546	Stride, Inc.*		5,483,169
30,866	Sun Communities, Inc. REIT		3,840,656
48,248	Tecnoglass, Inc.		3,438,635
123,054	Tetra Tech, Inc.		3,838,054
14,179	Trane Technologies PLC		5,434,952
13,715	Veeva Systems, Inc. Class A*		3,205,058
38,561	Veralto Corp.		3,698,000
112,359	Vital Farms, Inc.*		3,847,172
18,300	Waste Connections, Inc.		3,616,629
29,476	Westinghouse Air Brake Technologies Corp.		5,445,396
43,132	Xylem, Inc.		5,200,425
			179,491,032
	Total Common Stocks (cost $203,244,451)		$252,963,483
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 1,721,841	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,722,050; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,756,393		$1,721,841
	Total Short-Term Investments (cost $1,721,841)		$1,721,841
	Total Investments (cost $204,966,292)	98.1%	$254,685,324
	Other Assets and Liabilities	1.9%	4,919,634
	Net Assets	100.0%	$259,604,958
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

9

Hartford Global Impact Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of this security was $1,874,104, representing 0.7% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$252,963,483	$193,618,888	$59,344,595	$—
Short-Term Investments	1,721,841	—	1,721,841	—
Total	$254,685,324	$193,618,888	$61,066,436	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

10

Hartford International Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Australia - 1.8%
21,368	ASX Ltd.	$967,584
7,851	Cochlear Ltd.	1,374,950
25,534	Commonwealth Bank of Australia	2,721,646
52,051	Computershare Ltd.	1,360,166
491,280	Medibank Pvt Ltd.	1,461,423
6,283	REA Group Ltd.	998,241
41,485	Wesfarmers Ltd.	2,078,243
		10,962,253
	Austria - 1.0%
24,439	ams-OSRAM AG*	216,957
70,661	Erste Group Bank AG	4,785,277
61,893	Mondi PLC	939,482
18,152	Zumtobel Group AG	95,197
		6,036,913
	Belgium - 0.7%
19,341	Ageas SA	1,212,995
28,391	Anheuser-Busch InBev SA	1,871,221
9,105	KBC Group NV	839,561
60,727	Proximus SADP	466,421
		4,390,198
	Brazil - 2.2%
446,996	Ambev SA	1,147,588
337,141	Atacadao SA	507,926
591,618	Banco Bradesco SA ADR	1,455,380
93,182	Banco BTG Pactual SA	625,740
86,960	Localiza Rent a Car SA	658,274
327,702	Lojas Renner SA	843,630
151,738	M Dias Branco SA	678,324
1,438	MercadoLibre, Inc.*	3,351,762
328,921	Natura & Co. Holding SA*	551,182
224,100	PRIO SA*	1,331,138
119,200	Rede D'Or Sao Luiz SA(1)	672,543
235,200	Telefonica Brasil SA	1,151,725
174,472	Ultrapar Participacoes SA	548,150
		13,523,362
	Canada - 4.0%
23,327	Bank of Montreal	2,235,067
51,608	Barrick Gold Corp.	984,168
20,069	Canadian National Railway Co.	1,943,575
22,520	Canadian Pacific Kansas City Ltd.	1,635,665
49,680	Great-West Lifeco, Inc.	1,931,920
13,092	Intact Financial Corp.	2,907,571
20,422	National Bank of Canada	1,793,628
20,711	Royal Bank of Canada	2,485,891
34,413	Shopify, Inc. Class A*	3,269,235
14,091	Stantec, Inc.	1,236,770
29,137	Sun Life Financial, Inc.	1,736,257
35,409	Toronto-Dominion Bank	2,262,570
40,907	Trican Well Service Ltd.	120,175
		24,542,492
	Chile - 0.4%
79,216	Cia Cervecerias Unidas SA	608,202
99,586	Empresa Nacional de Telecomunicaciones SA	288,171
6,357,178	Enel Americas SA	624,244
90,039	Lundin Mining Corp.	736,718
		2,257,335
	China - 7.0%
81,412	Alibaba Group Holding Ltd.	1,215,483
15,425	Alibaba Group Holding Ltd. ADR	1,842,208
66,111	Baidu, Inc. Class A*	729,007
396,515	BOC Hong Kong Holdings Ltd.	1,644,895
735,042	China BlueChemical Ltd. Class H	178,961
408,896	China Mengniu Dairy Co. Ltd.	1,018,417
5,189,480	China Reinsurance Group Corp. Class H	601,809
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	China - 7.0% - (continued)
270,400	China Tower Corp. Ltd. Class H(1)	$391,668
295,120	DiDi Global, Inc. ADR*	1,198,187
672,907	Foxconn Industrial Internet Co. Ltd. Class A	1,696,209
56,258	Fuyao Glass Industry Group Co. Ltd. Class A	450,098
25,803	Fuyao Glass Industry Group Co. Ltd. Class H(1)	182,479
105,442	Goneo Group Co. Ltd. Class A	1,033,595
187,638	Gree Electric Appliances, Inc. of Zhuhai Class A	1,177,390
5,600	Hesai Group ADR*	105,336
26,995	KE Holdings, Inc. ADR	547,999
198,000	Kunlun Energy Co. Ltd.	188,729
3,100	Kweichow Moutai Co. Ltd. Class A	660,456
127,500	Luxshare Precision Industry Co. Ltd. Class A	542,711
100,688	Meituan Class B*(1)	1,667,135
38,700	Midea Group Co. Ltd. Class A	392,364
10,600	NAURA Technology Group Co. Ltd. Class A	659,181
7,600	NetEase, Inc.	163,372
16,523	NetEase, Inc. ADR	1,768,952
16,228	PDD Holdings, Inc. ADR*	1,713,190
2,102,051	PICC Property & Casualty Co. Ltd. Class H	3,870,799
1,003,650	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	738,749
9,300	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	281,268
14,900	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	637,400
361,973	Sinopharm Group Co. Ltd. Class H	853,079
160,752	Tencent Holdings Ltd.	9,846,211
82,674	Tencent Music Entertainment Group ADR	1,109,485
53,800	Will Semiconductor Co. Ltd. Shanghai Class A	977,227
46,557	WuXi AppTec Co. Ltd. Class H(1)	359,820
335,597	Xiaomi Corp. Class B*(1)	2,148,559
47,000	Zai Lab Ltd.*	149,714
12,559	Zai Lab Ltd. ADR*	397,995
		43,140,137
	Denmark - 1.4%
15,146	DSV AS	3,210,342
56,631	Novo Nordisk AS Class B	3,786,434
21,742	Novonesis Novozymes B Class B	1,412,302
		8,409,078
	Finland - 0.6%
32,010	Kone OYJ Class B	1,982,437
250,830	Nokia OYJ	1,253,943
48,515	Nokian Renkaat OYJ	385,927
75,823	Outokumpu OYJ	291,853
		3,914,160
	France - 8.3%
75,806	Accor SA	3,735,143
17,882	Airbus SE	3,034,406
6,868	Alten SA	582,155
86,477	AXA SA	4,090,007
72,553	Ayvens SA(1)	735,449
26,539	BNP Paribas SA	2,248,636
55,385	Bureau Veritas SA	1,758,089
27,221	Capgemini SE	4,345,897
71,112	Carrefour SA	1,096,811
13,811	Cie de Saint-Gobain SA	1,501,504
24,013	Danone SA	2,066,233
97,868	Engie SA	2,022,768
607	Hermes International SCA	1,669,359
10,945	Imerys SA	365,609
16,488	Legrand SA	1,812,028
996	LVMH Moet Hennessy Louis Vuitton SE	551,714
28,146	Metropole Television SA	442,254
133,454	Orange SA	1,936,156
42,926	Publicis Groupe SA	4,367,591
21,627	Quadient SA	409,375
The accompanying notes are an integral part of these financial statements.

11

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	France - 8.3% - (continued)
17,887	Renault SA	$950,000
61,926	Societe Generale SA	3,228,758
14,224	Sodexo SA	902,894
66,360	Television Francaise 1 SA	634,100
8,206	Thales SA	2,298,684
41,812	TotalEnergies SE	2,381,411
44,653	Valeo SE	443,456
9,097	Vicat SACA	509,372
9,281	Vinci SA	1,303,677
		51,423,536
	Germany - 6.5%
12,211	adidas AG	2,809,648
26,846	BASF SE*	1,371,011
11,259	Beiersdorf AG	1,586,370
18,234	Brenntag SE	1,217,737
10,081	Continental AG	788,079
32,704	Daimler Truck Holding AG	1,313,931
8,654	Deutsche Boerse AG	2,787,400
19,468	Duerr AG	460,882
45,575	Evonik Industries AG	1,024,200
34,458	Fresenius SE & Co. KGaA*	1,636,649
4,429	Heidelberg Materials AG	885,417
87,731	Infineon Technologies AG	2,905,918
10,354	Mercedes-Benz Group AG	619,053
14,450	Merck KGaA	2,011,730
2,834	Rheinmetall AG	4,826,450
29,725	SAP SE	8,697,199
21,555	Scout24 SE(1)	2,568,855
20,510	Symrise AG	2,365,448
		39,875,977
	Greece - 0.1%
156,007	Piraeus Financial Holdings SA	876,140
	Hong Kong - 2.3%
193,304	AIA Group Ltd.	1,448,410
77,800	ASMPT Ltd.	523,398
174,809	CK Asset Holdings Ltd.	714,158
89,544	Dah Sing Financial Holdings Ltd.	326,943
68,990	Hong Kong Exchanges & Clearing Ltd.	3,014,151
235,243	PAX Global Technology Ltd.	141,662
521,406	Prudential PLC	5,543,992
2,804,771	Sino Biopharmaceutical Ltd.	1,408,554
852,056	WH Group Ltd.(1)	761,915
205,629	Yue Yuen Industrial Holdings Ltd.	295,221
		14,178,404
	Hungary - 0.3%
21,345	OTP Bank Nyrt	1,576,713
	India - 4.3%
78,424	Axis Bank Ltd.	1,100,062
12,890	Bajaj Auto Ltd.	1,224,640
6,223	Bajaj Finance Ltd.	634,973
85,331	Bharti Airtel Ltd.	1,882,251
377,901	Canara Bank	435,632
33,933	Cummins India Ltd.	1,165,081
186,926	Embassy Office Parks REIT	844,493
16,191	Hero MotoCorp Ltd.	733,578
121,183	ICICI Bank Ltd.	2,036,998
37,025	Infosys Ltd.	654,525
53,678	Kotak Mahindra Bank Ltd.	1,402,918
29,088	Larsen & Toubro Ltd.	1,151,379
72,525	Larsen & Toubro Ltd. GDR(2)	2,857,161
34,844	Mahindra & Mahindra Ltd.	1,207,247
4,591	MakeMyTrip Ltd.*	481,229
84,830	Max Financial Services Ltd.*	1,308,784
22,209	Max Healthcare Institute Ltd.	288,145
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	India - 4.3% - (continued)
22,983	PB Fintech Ltd.*	$441,604
27,322	Reliance Industries Ltd.	453,663
39,397	Reliance Industries Ltd. GDR(1)	2,567,348
60,040	SBI Life Insurance Co. Ltd.(1)	1,255,682
35,701	Tata Consultancy Services Ltd.	1,457,310
101,175	Varun Beverages Ltd.	624,642
		26,209,345
	Indonesia - 0.6%
4,659,744	Bank Central Asia Tbk. PT	2,477,541
2,235,630	Bank Negara Indonesia Persero Tbk. PT	563,377
1,655,670	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	116,686
2,236,194	Semen Indonesia Persero Tbk. PT	352,461
		3,510,065
	Ireland - 0.4%
156,450	AIB Group PLC	1,051,510
100,415	Bank of Ireland Group PLC	1,179,018
		2,230,528
	Israel - 0.2%
6,716	Check Point Software Technologies Ltd.*	1,474,565
	Italy - 2.4%
165,645	BPER Banca SpA	1,345,383
129,579	Eni SpA	1,855,771
5,631	Ferrari NV	2,577,763
35,042	Moncler SpA	2,162,823
64,486	Ryanair Holdings PLC ADR	3,086,300
60,575	UniCredit SpA	3,524,305
11,720	Wizz Air Holdings PLC*(1)	255,668
		14,808,013
	Ivory Coast - 0.1%
24,932	Endeavour Mining PLC	675,475
	Japan - 14.3%
53,790	Advantest Corp.	2,250,355
18,930	Aica Kogyo Co. Ltd.	438,879
37,752	Alfresa Holdings Corp.	569,909
31,019	Alps Alpine Co. Ltd.	315,098
43,380	Amada Co. Ltd.	434,365
113,922	Asahi Group Holdings Ltd.	1,574,663
35,246	ASKUL Corp.	375,140
31,730	Avex, Inc.	292,771
18,130	BML, Inc.	378,161
87,295	Chiba Bank Ltd.	776,182
52,529	Chiyoda Corp.*	125,656
28,700	Chugai Pharmaceutical Co. Ltd.	1,653,393
33,342	Cosel Co. Ltd.	251,222
53,532	Dai-ichi Life Holdings, Inc.	386,525
9,536	Daito Trust Construction Co. Ltd.	1,061,710
41,630	Dentsu Group, Inc.	872,819
25,580	Dip Corp.	371,690
22,090	Dowa Holdings Co. Ltd.	708,748
12,646	Eisai Co. Ltd.	365,519
3,475	Fast Retailing Co. Ltd.	1,143,083
78,690	Hakuhodo DY Holdings, Inc.	591,624
94,524	Hino Motors Ltd.*	300,574
20,300	Hisaka Works Ltd.	144,984
146,350	Hitachi Ltd.	3,617,115
101,623	Honda Motor Co. Ltd.	1,033,988
8,310	Horiba Ltd.	568,004
17,990	Hoya Corp.	2,116,813
11,314	Isuzu Motors Ltd.	152,156
27,005	Japan Airlines Co. Ltd.	489,261
149,485	Japan Exchange Group, Inc.	1,663,134
48,340	Japan Post Insurance Co. Ltd.	971,787
64,926	Japan Tobacco, Inc.	2,000,243
The accompanying notes are an integral part of these financial statements.

12

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Japan - 14.3% - (continued)
62,100	JGC Holdings Corp.	$496,670
42,710	Kao Corp.	1,828,907
83,660	KDDI Corp.	1,482,757
12,575	Keyence Corp.	5,257,501
29,700	KH Neochem Co. Ltd.	526,363
24,267	Kirin Holdings Co. Ltd.	367,079
4,566	Kissei Pharmaceutical Co. Ltd.	119,830
62,990	Koito Manufacturing Co. Ltd.	762,969
101,760	Kubota Corp.	1,182,491
2,599	Makita Corp.	76,005
16,483	Maruichi Steel Tube Ltd.	389,393
36,268	Maxell Ltd.	444,529
15,350	Miraial Co. Ltd.	138,067
75,850	Mitsubishi Estate Co. Ltd.	1,332,379
40,110	Mitsubishi Gas Chemical Co., Inc.	611,134
16,007	Nachi-Fujikoshi Corp.	342,673
30,926	Neturen Co. Ltd.	200,909
49,350	Nichicon Corp.	403,697
33,254	Nikon Corp.	319,752
28,100	Nintendo Co. Ltd.	2,332,862
26,591	Nippon Chemi-Con Corp.*	181,747
54,976	Nippon Shokubai Co. Ltd.	644,271
34,962	Nippon Television Holdings, Inc.	809,649
232,609	Nissan Motor Co. Ltd.*	553,756
29,840	OKUMA Corp.	670,401
21,760	Ono Pharmaceutical Co. Ltd.	250,478
39,804	Optorun Co. Ltd.	395,658
52,320	OSG Corp.	621,922
42,845	Otsuka Corp.	950,262
16,286	Paramount Bed Holdings Co. Ltd.	262,342
450,380	Persol Holdings Co. Ltd.	815,761
529,904	Resona Holdings, Inc.	4,250,780
30,540	Rinnai Corp.	684,048
79,673	Rohm Co. Ltd.	725,422
4,042	Sanyo Shokai Ltd.	78,035
49,323	SCSK Corp.	1,290,064
23,860	Sega Sammy Holdings, Inc.	500,785
25,090	Seria Co. Ltd.	509,381
10,102	Shiga Bank Ltd.	406,202
37,205	Shimadzu Corp.	952,352
1,405,182	SoftBank Corp.	2,126,384
215,230	Sony Group Corp.	5,678,367
36,626	Stanley Electric Co. Ltd.	686,331
47,091	Subaru Corp.	852,720
26,471	Sumitomo Heavy Industries Ltd.	551,174
63,014	Sumitomo Mitsui Trust Group, Inc.	1,558,886
48,211	Sumitomo Rubber Industries Ltd.	607,134
33,950	Suntory Beverage & Food Ltd.	1,186,241
89,553	T&D Holdings, Inc.	1,905,563
25,000	Tachi-S Co. Ltd.	275,794
55,110	Tadano Ltd.	381,806
15,702	Taiheiyo Cement Corp.	422,782
31,137	Takeda Pharmaceutical Co. Ltd.	941,851
96,079	Terumo Corp.	1,839,021
20,073	THK Co. Ltd.	494,498
110,459	Tochigi Bank Ltd.	250,193
35,285	Tokai Rika Co. Ltd.	525,520
29,290	Toyoda Gosei Co. Ltd.	562,417
49,360	Toyota Boshoku Corp.	708,253
15,000	Transcosmos, Inc.	327,770
40,075	TS Tech Co. Ltd.	452,956
22,080	Tsubakimoto Chain Co.	268,235
12,597	Tsuruha Holdings, Inc.	1,013,292
37,517	TV Asahi Holdings Corp.	682,391
34,590	Ushio, Inc.	416,044
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Japan - 14.3% - (continued)
38,134	Xebio Holdings Co. Ltd.	$347,890
50,860	Yamato Holdings Co. Ltd.	722,098
		87,950,465
	Kazakhstan - 0.1%
6,289	Kaspi.KZ JSC ADR	552,740
	Luxembourg - 0.1%
13,787	RTL Group SA*	565,412
	Mexico - 1.3%
1,288,835	America Movil SAB de CV Series B	1,115,297
49,858	Corp. Inmobiliaria Vesta SAB de CV ADR	1,367,106
292,323	Fibra Uno Administracion SA de CV REIT	378,326
53,361	Fresnillo PLC	715,174
382,338	Genomma Lab Internacional SAB de CV Class B	446,862
152,454	Grupo Financiero Banorte SAB de CV Class O	1,307,215
339,553	Kimberly-Clark de Mexico SAB de CV Class A	597,363
221,147	Megacable Holdings SAB de CV	537,911
557,790	Wal-Mart de Mexico SAB de CV	1,767,191
		8,232,445
	Netherlands - 3.5%
73,312	ABN AMRO Bank NV(1)	1,519,233
4,732	Argenx SE*	3,058,998
8,898	ASML Holding NV	5,956,694
12,611	Fugro NV	147,897
380,239	Havas NV*	632,550
20,785	Heineken NV	1,860,573
90,604	ING Groep NV	1,759,468
59,001	Koninklijke Philips NV	1,497,434
26,033	NN Group NV	1,596,354
20,207	Randstad NV	811,103
94,414	Universal Music Group NV	2,776,289
		21,616,593
	Norway - 0.0%
22,305	Norsk Hydro ASA	118,315
	Pakistan - 0.1%
9,430	VEON Ltd. ADR*	427,745
	Peru - 0.1%
2,905	Credicorp Ltd.	587,362
	Philippines - 0.0%
207,754	Security Bank Corp.	247,162
	Poland - 0.1%
5,708	Diagnostyka SA*	229,311
265,277	Orange Polska SA	680,624
		909,935
	Russia - 0.0%
94,370	Gazprom PJSC*(3)	—
3,866	LUKOIL PJSC ADR*(3)	—
55,232	Mobile TeleSystems PJSC ADR*(3)	—
511,012	Sberbank of Russia PJSC*(3)	—
164,682	Surgutneftegas PJSC ADR*(3)	—
70,320	VK IPJSC GDR*(3)	—
		—
	Saudi Arabia - 0.7%
222,745	Saudi Arabian Oil Co.(1)	1,505,978
14,047	Saudi Awwal Bank	131,443
256,230	Saudi National Bank	2,441,365
		4,078,786
	Singapore - 0.1%
85,472	Grab Holdings Ltd. Class A*	417,103
The accompanying notes are an integral part of these financial statements.

13

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	South Africa - 1.4%
60,385	Anglo American PLC	$1,648,413
36,224	Astral Foods Ltd.	336,862
137,736	MTN Group Ltd.	911,580
8,330	Naspers Ltd. Class N	2,190,308
630,876	Netcare Ltd.	463,555
1,060,722	Old Mutual Ltd.	646,085
927,878	Pepkor Holdings Ltd.(1)	1,343,208
277,216	Sanlam Ltd.	1,262,177
		8,802,188
	South Korea - 2.8%
2,793	BGF retail Co. Ltd.	211,054
44,253	Coupang, Inc.*	1,034,193
11,398	Coway Co. Ltd.	701,780
12,617	Hankook Tire & Technology Co. Ltd.	366,471
3,167	HD Hyundai Marine Solution Co. Ltd. Class C	342,058
5,395	Hyundai Mobis Co. Ltd.	1,012,688
7,781	Hyundai Motor Co.	1,042,650
65,488	iM Financial Group Co. Ltd.	473,503
17,699	KB Financial Group, Inc.	1,118,554
33,779	KT Corp.	1,234,377
90,959	LG Uplus Corp.	768,020
15,348	NAVER Corp.	2,159,549
72,891	Samsung Electronics Co. Ltd.	2,844,027
42,447	Shinhan Financial Group Co. Ltd.	1,534,033
14,953	SK Hynix, Inc.	1,865,732
14,291	SK Telecom Co. Ltd.	546,013
25,866	Tongyang Life Insurance Co. Ltd.*	111,210
		17,365,912
	Spain - 1.3%
50,322	Almirall SA	558,360
99,143	Iberdrola SA	1,787,137
86,624	Industria de Diseno Textil SA	4,658,204
152,176	Prosegur Cia de Seguridad SA	425,556
315,304	Unicaja Banco SA(1)	600,986
		8,030,243
	Sweden - 1.6%
39,566	Alfa Laval AB	1,641,032
55,755	Assa Abloy AB Class B	1,692,386
272,928	Atlas Copco AB Class A	4,224,570
55,892	SKF AB Class B	1,095,560
143,896	Telefonaktiebolaget LM Ericsson Class B	1,215,544
		9,869,092
	Switzerland - 3.3%
23,354	Adecco Group AG	607,816
139	Chocoladefabriken Lindt & Spruengli AG	2,025,785
1,974	EMS-Chemie Holding AG	1,455,433
25,906	Galderma Group AG	3,008,868
3,363	Implenia AG	190,203
2,123	Lonza Group AG	1,525,395
2,282	Partners Group Holding AG	2,990,039
6,418	Schindler Holding AG	2,347,351
16,717	SGS SA	1,632,602
8,143	Sika AG	2,034,997
5,143	Swatch Group AG	892,527
49,668	UBS Group AG	1,507,690
		20,218,706
	Taiwan - 4.7%
155,733	Advantech Co. Ltd.	1,631,485
9,104	ASPEED Technology, Inc.	856,471
267,577	Delta Electronics, Inc.	2,803,724
6,335	Largan Precision Co. Ltd.	451,633
69,879	MediaTek, Inc.	2,969,373
64,752	Nien Made Enterprise Co. Ltd.	792,942
32,000	Realtek Semiconductor Corp.	526,050
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Taiwan - 4.7% - (continued)
667,955	Taiwan Semiconductor Manufacturing Co. Ltd.	$18,926,205
97,000	Unimicron Technology Corp.	286,157
		29,244,040
	Thailand - 0.4%
280,821	Kasikornbank PCL	1,341,056
46,582	Kasikornbank PCL NVDR	222,452
1,066,273	Thai Union Group PCL	344,474
1,370,868	True Corp. PCL*	496,302
		2,404,284
	Turkey - 0.2%
100,511	Coca-Cola Icecek AS	136,392
92,602	KOC Holding AS	333,408
153,723	Ulker Biskuvi Sanayi AS*	427,526
875,764	Yapi ve Kredi Bankasi AS*	520,847
		1,418,173
	Ukraine - 0.0%
246,177	Ferrexpo PLC*	194,087
	United Arab Emirates - 0.6%
150,078	Abu Dhabi Islamic Bank PJSC	747,204
165,828	Aldar Properties PJSC	373,437
460,533	Burjeel Holdings PLC	189,424
321,069	Emirates Telecommunications Group Co. PJSC	1,520,970
759,239	Lulu Retail Holdings PLC*	261,775
1,337,741	Talabat Holding PLC*	515,418
		3,608,228
	United Kingdom - 8.4%
42,314	AstraZeneca PLC	6,062,191
45,148	Babcock International Group PLC	486,370
88,529	BAE Systems PLC	2,052,336
77,369	British American Tobacco PLC	3,370,066
117,236	British Land Co. PLC REIT	616,762
594,384	BT Group PLC	1,379,539
49,558	Burberry Group PLC	482,634
145,201	CK Hutchison Holdings Ltd.	818,800
60,008	Compass Group PLC	2,023,159
135,952	Crest Nicholson Holdings PLC	327,447
60,235	Diageo PLC	1,691,422
157,989	easyJet PLC	1,047,474
20,353	Flutter Entertainment PLC*	4,940,013
398,726	Hays PLC	380,903
54,034	Imperial Brands PLC	2,217,180
125,857	J Sainsbury PLC	447,310
226,914	Kingfisher PLC	872,143
98,622	Land Securities Group PLC REIT	781,509
79,490	Pagegroup PLC	286,693
45,195	Reckitt Benckiser Group PLC	2,917,181
225,747	Rolls-Royce Holdings PLC	2,285,117
390,585	Schroders PLC	1,720,988
49,181	Smith & Nephew PLC	692,104
75,309	Smiths Group PLC	1,876,670
177,233	Standard Chartered PLC	2,552,732
42,945	SThree PLC	139,618
114,802	Tate & Lyle PLC	855,621
85,609	Travis Perkins PLC	639,034
58,977	Unilever PLC	3,758,384
99,192	Vanquis Banking Group PLC*	84,913
223,897	Wise PLC Class A*	2,936,722
153,575	WPP PLC	1,190,599
		51,933,634
	United States - 5.7%
420,299	BP PLC	1,940,685
9,177	CSL Ltd.	1,473,027
48,856	Experian PLC	2,430,637
143,494	GSK PLC	2,838,698
The accompanying notes are an integral part of these financial statements.

14

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	United States - 5.7% - (continued)
4,379	Linde PLC	$1,984,694
14,719	Nestle SA	1,566,652
40,334	Novartis AG	4,600,383
4,802	Roche Holding AG	1,570,188
688	Rubicon Earnout Shares*(3)(4)	0 (5)
73,363	Rubicon TRA Placeholder*(3)(4)	4,769
31,016	Schneider Electric SE	7,246,757
139,349	Shell PLC	4,497,036
6,519	Spotify Technology SA*	4,002,536
16,188	Tory Burch LLC*(3)(4)	766,010
		34,922,072
	Total Common Stocks (cost $461,033,695)	$587,729,411
CONVERTIBLE PREFERRED STOCKS - 0.1%
	United States - 0.1%
38,688	Lookout, Inc. Series F*(3)(4)(6)	$219,361
243,469	Lumeris Group Holdings Corp.*(3)(4)(6)	384,681
	Total Convertible Preferred Stocks (cost $826,934)	$604,042
EXCHANGE-TRADED FUNDS - 0.1%
	Other Investment Pools & Funds - 0.1%
8,962	iShares Core MSCI EAFE ETF	$705,399
	Total Exchange-Traded Funds (cost $677,741)	$705,399
PREFERRED STOCKS - 0.9%
	Brazil - 0.4%
136,400	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(6)	$276,398
867,166	Itausa SA (Preference Shares)(6)	1,634,966
1,335,400	Raizen SA (Preference Shares)(6)	425,905
		2,337,269
	Chile - 0.1%
152,588	Embotelladora Andina SA (Preference Shares)(6)	652,643
	Germany - 0.4%
9,799	FUCHS SE (Preference Shares)(6)	491,348
6,798	Henkel AG & Co. KGaA (Preference Shares)(6)	527,976
14,556	Volkswagen AG (Preference Shares)(6)	1,583,843
		2,603,167
	Total Preferred Stocks (cost $4,919,528)	$5,593,079
	Total Long-Term Investments (cost $467,457,898)	$594,631,931
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 3,173,720	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $3,174,105; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $3,237,316		$3,173,720
	Total Short-Term Investments (cost $3,173,720)		$3,173,720
	Total Investments (cost $470,631,618)	97.0%	$597,805,651
	Other Assets and Liabilities	3.0%	18,374,024
	Net Assets	100.0%	$616,179,675
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$18,536,526, representing 3.0% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of this security was $2,857,161, representing 0.5% of net assets.

(3)	Investment valued using significant unobservable inputs.
(4)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $1,374,821 or 0.2% of net assets.

The accompanying notes are an integral part of these financial statements.

15

Hartford International Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
07/2014	Lookout, Inc. Series F Convertible Preferred	38,688	$441,937	$219,361
05/2014	Lumeris Group Holdings Corp. Convertible Preferred	243,469	384,997	384,681
09/2015	Rubicon Earnout Shares	688	—	—
09/2015	Rubicon TRA Placeholder	73,363	—	4,769
11/2013	Tory Burch LLC	16,188	1,268,749	766,010
			$2,095,683	$1,374,821

(5)	Market value is less than $1.
(6)	Currently no rate available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
SPI 200 Future	107	06/19/2025	$13,951,086	$702,107
Total futures contracts				$702,107
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$587,729,411	$74,571,906	$512,386,726	$770,779
Convertible Preferred Stocks	604,042	—	—	604,042
Exchange-Traded Funds	705,399	705,399	—	—
Preferred Stocks	5,593,079	2,989,912	2,603,167	—
Short-Term Investments	3,173,720	—	3,173,720	—
Futures Contracts(2)	702,107	702,107	—	—
Total	$598,507,758	$78,969,324	$518,163,613	$1,374,821

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

16

The Hartford International Growth Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.6%
	Austria - 2.1%
95,602	Erste Group Bank AG	$6,474,321
	Brazil - 2.2%
2,907	MercadoLibre, Inc.*	6,775,781
	Canada - 2.2%
68,999	Shopify, Inc. Class A*	6,554,905
	China - 5.6%
205,013	Tencent Holdings Ltd.	12,557,239
678,138	Xiaomi Corp. Class B*(1)	4,341,575
		16,898,814
	Denmark - 4.7%
31,253	DSV AS	6,624,377
114,446	Novo Nordisk AS Class B	7,652,032
		14,276,409
	France - 8.9%
152,739	Accor SA	7,525,815
36,336	Airbus SE	6,165,874
29,492	Capgemini SE	4,708,468
1,219	Hermes International SCA	3,352,469
52,888	Publicis Groupe SA	5,381,195
		27,133,821
	Germany - 10.4%
25,122	adidas AG	5,780,360
177,366	Infineon Technologies AG	5,874,902
5,710	Rheinmetall AG	9,724,428
35,047	SAP SE	10,254,357
		31,634,047
	Hong Kong - 1.9%
551,925	Prudential PLC	5,868,494
	India - 3.6%
146,565	Larsen & Toubro Ltd. GDR(2)	5,774,006
79,937	Reliance Industries Ltd. GDR(1)	5,209,180
		10,983,186
	Italy - 5.2%
11,345	Ferrari NV	5,193,523
70,672	Moncler SpA	4,361,937
129,980	Ryanair Holdings PLC ADR	6,220,843
		15,776,303
	Japan - 12.4%
106,760	Advantest Corp.	4,466,405
296,626	Hitachi Ltd.	7,331,264
15,122	Keyence Corp.	6,322,380
56,600	Nintendo Co. Ltd.	4,698,931
796,808	Resona Holdings, Inc.	6,391,829
320,025	Sony Group Corp.	8,443,150
		37,653,959
	Netherlands - 6.8%
9,620	Argenx SE*	6,218,842
13,016	ASML Holding NV	8,713,455
191,018	Universal Music Group NV	5,616,976
		20,549,273
	Spain - 2.0%
111,725	Industria de Diseno Textil SA	6,008,010
	Sweden - 1.7%
333,022	Atlas Copco AB Class A	5,154,746
	Switzerland - 5.0%
51,570	Galderma Group AG	5,989,629
Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.6% - (continued)
	Switzerland - 5.0% - (continued)
4,282	Lonza Group AG		$3,076,656
4,597	Partners Group Holding AG		6,023,318
			15,089,603
	Taiwan - 8.0%
79,000	MediaTek, Inc.		3,356,952
741,739	Taiwan Semiconductor Manufacturing Co. Ltd.		21,016,842
			24,373,794
	United Kingdom - 9.7%
62,516	AstraZeneca PLC		8,956,467
41,007	Flutter Entertainment PLC*		9,953,083
455,074	Rolls-Royce Holdings PLC		4,606,474
454,045	Wise PLC Class A*		5,955,435
			29,471,459
	United States - 6.2%
45,448	Schneider Electric SE		10,618,732
13,141	Spotify Technology SA*		8,068,311
			18,687,043
	Total Common Stocks (cost $202,717,906)		$299,363,968
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 85,290	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $85,300; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $87,122		$85,290
	Total Short-Term Investments (cost $85,290)		$85,290
	Total Investments (cost $202,803,196)	98.6%	$299,449,258
	Other Assets and Liabilities	1.4%	4,177,609
	Net Assets	100.0%	$303,626,867
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$9,550,755, representing 3.1% of net assets.

The accompanying notes are an integral part of these financial statements.

17

The Hartford International Growth Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of this security was $5,774,006, representing 1.9% of net assets.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$299,363,968	$27,619,840	$271,744,128	$—
Short-Term Investments	85,290	—	85,290	—
Total	$299,449,258	$27,619,840	$271,829,418	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

18

The Hartford International Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8%
	Brazil - 2.4%
1,687,900	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	$33,873,101
10,175	MercadoLibre, Inc.*	23,716,399
9,453,200	TIM SA	31,565,358
		89,154,858
	Canada - 6.5%
2,435,420	Cenovus Energy, Inc.	28,671,744
16,459	Constellation Software, Inc.	59,316,751
546,588	RB Global, Inc.	55,083,034
520,870	Royal Bank of Canada	62,518,758
406,095	Shopify, Inc. Class A*	38,624,094
		244,214,381
	Chile - 0.6%
2,705,160	Lundin Mining Corp.	22,134,198
	China - 6.2%
5,088,587	ENN Energy Holdings Ltd.	40,171,224
1,520,910	KE Holdings, Inc. ADR	30,874,473
2,171,637	Meituan Class B*(1)	35,956,745
2,736,252	Proya Cosmetics Co. Ltd. Class A	35,953,400
1,482,421	Tencent Holdings Ltd.	90,799,683
		233,755,525
	Denmark - 1.1%
636,199	Novo Nordisk AS Class B	42,537,226
	France - 7.7%
793,142	Accor SA	39,079,999
312,551	Airbus SE	53,036,936
341,951	Cie de Saint-Gobain SA	37,176,226
76,704	Klepierre SA REIT	2,801,468
3,734,678	Orange SA	54,182,868
978,603	Renault SA	51,974,762
995,749	Societe Generale SA	51,917,327
		290,169,586
	Germany - 15.4%
193,209	adidas AG	44,455,755
253,618	Allianz SE	104,890,497
1,602,449	Deutsche Telekom AG	57,556,017
4,493,741	E.ON SE	78,593,691
1,557,109	Infineon Technologies AG	51,576,193
131,560	Merck KGaA	18,315,794
22,831	Rheinmetall AG	38,882,386
304,329	SAP SE	89,043,230
267,542	Siemens AG	61,604,601
440,163	Siemens Energy AG*	33,973,393
		578,891,557
	Hong Kong - 2.6%
7,877,883	AIA Group Ltd.	59,028,281
923,081	Hong Kong Exchanges & Clearing Ltd.	40,329,118
		99,357,399
	India - 3.7%
4,094,017	Axis Bank Ltd.	57,427,224
885,525	Larsen & Toubro Ltd.	35,051,388
2,889,489	Reliance Industries Ltd.	47,978,012
		140,456,624
	Indonesia - 0.9%
65,872,203	Bank Central Asia Tbk. PT	35,023,611
	Italy - 2.2%
13,024,885	Saipem SpA*	30,087,086
931,393	UniCredit SpA	54,189,245
		84,276,331
	Japan - 13.2%
259,000	Daikin Industries Ltd.	29,506,115
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.8% - (continued)
	Japan - 13.2% - (continued)
94,000	Fast Retailing Co. Ltd.	$30,920,809
96,800	Hikari Tsushin, Inc.	26,850,143
1,286,503	ITOCHU Corp.	65,795,540
107,594	Keyence Corp.	44,984,138
5,239,721	Mitsubishi UFJ Financial Group, Inc.	66,015,881
4,796,800	Mitsui Fudosan Co. Ltd.	47,539,390
885,700	Nomura Research Institute Ltd.	33,539,183
3,795,000	Rakuten Group, Inc.*	22,376,564
1,818,100	Renesas Electronics Corp.	21,335,873
2,918,700	Sony Group Corp.	77,003,432
1,279,900	Sumitomo Mitsui Trust Group, Inc.	31,663,100
		497,530,168
	Netherlands - 2.2%
91,398	ASML Holding NV	61,185,649
240,863	EXOR NV	22,741,011
		83,926,660
	Singapore - 1.2%
14,812,500	Singapore Telecommunications Ltd.	42,855,440
	South Africa - 1.2%
1,605,030	Anglo American PLC	43,814,723
	South Korea - 2.8%
1,759,374	KT Corp. ADR	34,237,418
856,836	Shinhan Financial Group Co. Ltd.	30,966,025
307,413	SK Hynix, Inc.	38,356,865
		103,560,308
	Sweden - 0.2%
277,416	Epiroc AB Class A	5,930,998
	Switzerland - 1.8%
229,739	Cie Financiere Richemont SA Class A	40,596,076
243,152	Galderma Group AG	28,241,036
		68,837,112
	Taiwan - 3.3%
4,395,440	Taiwan Semiconductor Manufacturing Co. Ltd.	124,542,820
	United Kingdom - 11.7%
319,792	Ashtead Group PLC	17,119,237
491,454	AstraZeneca PLC	70,409,043
2,066,370	BAE Systems PLC	47,903,906
768,055	Barratt Redrow PLC	4,767,870
1,525,023	Imperial Brands PLC	62,576,353
504,153	London Stock Exchange Group PLC	78,502,406
659,479	Reckitt Benckiser Group PLC	42,567,084
2,856,766	Standard Chartered PLC	41,146,730
1,218,281	Unilever PLC	77,567,806
		442,560,435
	United States - 8.9%
64,214	CyberArk Software Ltd.*	22,613,602
564,748	GFL Environmental, Inc.	28,180,925
2,468,870	GSK PLC	48,840,903
11,799,706	Haleon PLC	59,374,589
102,691	Linde PLC	46,726,102
2,903,108	Shell PLC	94,439,562
59,454	Spotify Technology SA*	36,503,567
		336,679,250
	Total Common Stocks (cost $2,804,820,216)	$3,610,209,210
The accompanying notes are an integral part of these financial statements.

19

The Hartford International Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
WARRANTS - 0.0%
	Canada - 0.0%
23,071	Constellation Software, Inc. Expires 03/31/2040*(2)(3)		$—
	Total Warrants (cost $—)		$—
	Total Long-Term Investments (cost $2,804,820,216)		$3,610,209,210
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 23,441,672	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $23,444,518; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $23,910,557		$23,441,672
	Total Short-Term Investments (cost $23,441,672)		$23,441,672
	Total Investments (cost $2,828,261,888)	96.4%	$3,633,650,882
	Other Assets and Liabilities	3.6%	137,513,405
	Net Assets	100.0%	$3,771,164,287
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$35,956,745, representing 1.0% of net assets.

(2)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2023	Constellation Software, Inc. Expires 03/31/2040 Warrants	23,071	$—	$—

(3)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$3,610,209,210	$513,844,420	$3,096,364,790	$—
Warrants	—	—	—	—
Short-Term Investments	23,441,672	—	23,441,672	—
Total	$3,633,650,882	$513,844,420	$3,119,806,462	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

20

The Hartford International Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7%
	Austria - 1.6%
981,222	ams-OSRAM AG*	$8,710,805
1,096,610	Erste Group Bank AG	74,264,193
2,883,437	Mondi PLC	43,768,076
221,016	Zumtobel Group AG	1,159,103
		127,902,177
	Belgium - 0.9%
900,671	Ageas SA	56,486,693
1,806,652	Proximus SADP	13,876,218
		70,362,911
	Brazil - 3.8%
20,709,400	Ambev SA	53,167,926
12,601,758	Atacadao SA	18,985,407
27,437,365	Banco Bradesco SA ADR	67,495,918
14,120,060	Lojas Renner SA	36,350,418
5,171,625	M Dias Branco SA	23,119,059
14,002,457	Natura & Co. Holding SA*	23,464,290
11,175,119	Telefonica Brasil SA	54,722,175
7,455,744	Ultrapar Participacoes SA	23,424,212
		300,729,405
	Canada - 0.6%
2,409,968	Barrick Gold Corp.	45,958,261
1,247,778	Trican Well Service Ltd.	3,665,676
		49,623,937
	Chile - 0.5%
1,355,255	Cia Cervecerias Unidas SA ADR	20,626,981
867,065	Embotelladora Andina SA Class B, ADR	22,456,984
		43,083,965
	China - 1.7%
1,555,249	Alibaba Group Holding Ltd.	23,219,909
3,059,661	Baidu, Inc. Class A*	33,738,918
23,463,625	China BlueChemical Ltd. Class H	5,712,698
9,520,804	China Mengniu Dairy Co. Ltd.	23,712,998
167,576,472	China Reinsurance Group Corp. Class H	19,433,348
33,652,122	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,770,042
		130,587,913
	Finland - 1.0%
11,801,663	Nokia OYJ	58,998,555
1,491,049	Nokian Renkaat OYJ	11,861,006
2,505,050	Outokumpu OYJ	9,642,264
		80,501,825
	France - 12.1%
216,308	Alten SA	18,334,987
2,162,449	AXA SA	102,274,958
2,565,676	Ayvens SA(1)	26,007,537
1,236,485	BNP Paribas SA	104,766,727
3,334,844	Carrefour SA	51,435,670
637,936	Cie de Saint-Gobain SA	69,355,120
4,569,120	Engie SA	94,436,094
371,821	Imerys SA	12,420,386
847,286	Metropole Television SA(2)	13,313,289
6,176,633	Orange SA	89,610,855
371,758	Quadient SA	7,036,966
848,312	Renault SA	45,054,854
2,863,750	Societe Generale SA	149,312,976
1,912,926	Television Francaise 1 SA	18,278,876
1,960,022	TotalEnergies SE	111,633,443
1,920,401	Valeo SE	19,071,823
234,354	Vicat SACA	13,122,280
		945,466,841
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Germany - 4.8%
1,257,869	BASF SE*	$64,238,693
468,240	Continental AG	36,604,495
1,532,744	Daimler Truck Holding AG	61,580,255
604,773	Duerr AG	14,317,292
2,121,015	Evonik Industries AG	47,665,244
1,629,374	Fresenius SE & Co. KGaA*	77,390,238
206,426	Heidelberg Materials AG	41,267,339
485,948	Mercedes-Benz Group AG	29,054,252
		372,117,808
	Hong Kong - 2.6%
3,306,000	ASMPT Ltd.	22,241,040
8,015,111	CK Asset Holdings Ltd.	32,744,632
2,939,721	Dah Sing Financial Holdings Ltd.	10,733,526
7,618,777	PAX Global Technology Ltd.	4,587,974
8,111,231	Prudential PLC	86,244,889
40,416,773	WH Group Ltd.(1)	36,140,973
7,296,080	Yue Yuen Industrial Holdings Ltd.	10,474,965
		203,167,999
	India - 0.3%
17,209,321	Canara Bank	19,838,335
	Indonesia - 0.5%
96,138,340	Bank Negara Indonesia Persero Tbk. PT	24,226,776
48,517,014	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	3,419,333
79,454,514	Semen Indonesia Persero Tbk. PT	12,523,354
		40,169,463
	Ireland - 1.4%
7,407,640	AIB Group PLC	49,787,197
4,765,809	Bank of Ireland Group PLC	55,957,538
		105,744,735
	Italy - 4.0%
7,635,466	BPER Banca SpA	62,015,895
6,001,670	Eni SpA	85,953,146
2,811,511	UniCredit SpA	163,576,127
		311,545,168
	Ivory Coast - 0.4%
1,066,353	Endeavour Mining PLC	28,890,385
	Japan - 21.9%
578,420	Aica Kogyo Co. Ltd.	13,410,267
1,571,116	Alfresa Holdings Corp.	23,717,774
1,091,320	Alps Alpine Co. Ltd.	11,085,890
1,883,660	Amada Co. Ltd.	18,861,139
1,204,588	ASKUL Corp.	12,821,015
985,300	Avex, Inc.	9,091,317
445,090	BML, Inc.	9,283,821
4,000,020	Chiba Bank Ltd.	35,566,093
1,229,539	Chiyoda Corp.*	2,941,220
773,469	Cosel Co. Ltd.	5,827,850
2,450,626	Dai-ichi Life Holdings, Inc.	17,694,614
1,936,920	Dentsu Group, Inc.(2)	40,609,693
816,680	Dip Corp.	11,866,759
783,220	Dowa Holdings Co. Ltd.	25,129,287
590,911	Eisai Co. Ltd.	17,079,671
2,595,390	Hakuhodo DY Holdings, Inc.	19,513,217
3,908,682	Hino Motors Ltd.*	12,429,081
251,459	Hisaka Works Ltd.	1,795,942
4,714,052	Honda Motor Co. Ltd.	47,964,252
357,031	Horiba Ltd.	24,403,725
518,616	Isuzu Motors Ltd.	6,974,573
1,243,202	Japan Airlines Co. Ltd.	22,523,596
The accompanying notes are an integral part of these financial statements.

21

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Japan - 21.9% - (continued)
2,262,520	Japan Post Insurance Co. Ltd.	$45,483,795
2,590,307	JGC Holdings Corp.	20,717,033
920,859	KH Neochem Co. Ltd.	16,320,075
1,129,459	Kirin Holdings Co. Ltd.	17,084,966
156,340	Kissei Pharmaceutical Co. Ltd.	4,102,990
2,910,150	Koito Manufacturing Co. Ltd.	35,249,322
4,736,095	Kubota Corp.	55,035,265
107,916	Makita Corp.	3,155,901
579,169	Maruichi Steel Tube Ltd.	13,682,231
867,177	Maxell Ltd.	10,628,791
177,310	Miraial Co. Ltd.	1,594,835
3,532,478	Mitsubishi Estate Co. Ltd.	62,051,421
1,735,911	Mitsubishi Gas Chemical Co., Inc.	26,449,140
508,280	Nachi-Fujikoshi Corp.	10,881,097
171,456	Neturen Co. Ltd.	1,113,852
1,445,910	Nichicon Corp.	11,827,947
1,536,590	Nikon Corp.	14,774,997
290,269	Nippon Chemi-Con Corp.*	1,983,965
1,677,518	Nippon Shokubai Co. Ltd.	19,659,053
1,475,225	Nippon Television Holdings, Inc.	34,163,222
10,952,289	Nissan Motor Co. Ltd.*	26,073,332
936,570	OKUMA Corp.	21,041,487
965,659	Ono Pharmaceutical Co. Ltd.	11,115,631
1,267,742	Optorun Co. Ltd.	12,601,553
1,610,020	OSG Corp.	19,138,119
509,917	Paramount Bed Holdings Co. Ltd.	8,213,957
19,365,260	Persol Holdings Co. Ltd.	35,075,757
6,227,339	Resona Holdings, Inc.	49,954,422
1,304,530	Rinnai Corp.	29,219,439
3,741,721	Rohm Co. Ltd.	34,068,321
94,357	Sanyo Shokai Ltd.	1,821,655
1,134,440	Sega Sammy Holdings, Inc.	23,810,171
803,640	Seria Co. Ltd.	16,315,625
352,118	Shiga Bank Ltd.	14,158,698
1,573,044	Stanley Electric Co. Ltd.	29,477,124
2,209,188	Subaru Corp.	40,003,795
1,111,888	Sumitomo Heavy Industries Ltd.	23,151,521
2,947,357	Sumitomo Mitsui Trust Group, Inc.	72,913,869
2,071,337	Sumitomo Rubber Industries Ltd.	26,084,895
4,127,187	T&D Holdings, Inc.	87,820,776
733,369	Tachi-S Co. Ltd.	8,090,341
1,806,440	Tadano Ltd.	12,515,148
663,171	Taiheiyo Cement Corp.	17,856,119
1,440,012	Takeda Pharmaceutical Co. Ltd.	43,558,348
859,670	THK Co. Ltd.	21,177,953
3,238,855	Tochigi Bank Ltd.	7,336,106
1,129,567	Tokai Rika Co. Ltd.	16,823,307
1,044,330	Toyoda Gosei Co. Ltd.	20,052,868
1,749,850	Toyota Boshoku Corp.	25,108,129
443,320	Transcosmos, Inc.	9,687,130
1,441,745	TS Tech Co. Ltd.	16,295,622
783,080	Tsubakimoto Chain Co.	9,513,108
545,621	Tsuruha Holdings, Inc.	43,889,275
1,281,767	TV Asahi Holdings Corp.	23,313,853
1,133,877	Ushio, Inc.	13,638,130
845,975	Xebio Holdings Co. Ltd.	7,717,692
2,420,270	Yamato Holdings Co. Ltd.	34,362,416
		1,709,546,386
	Luxembourg - 0.2%
422,050	RTL Group SA*	17,308,504
	Mexico - 1.8%
60,029,211	America Movil SAB de CV Series B	51,946,442
2,309,297	Fresnillo PLC	30,950,497
Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Mexico - 1.8% - (continued)
13,507,197	Genomma Lab Internacional SAB de CV Class B	$15,786,694
13,432,587	Kimberly-Clark de Mexico SAB de CV Class A	23,631,435
7,284,314	Megacable Holdings SAB de CV	17,718,150
		140,033,218
	Netherlands - 4.6%
3,450,891	ABN AMRO Bank NV(1)	71,512,278
449,238	Fugro NV	5,268,489
12,102,592	Havas NV*	20,133,365
4,206,672	ING Groep NV	81,690,705
2,753,808	Koninklijke Philips NV	69,891,145
1,223,835	NN Group NV	75,046,044
939,809	Randstad NV	37,723,657
		361,265,683
	Norway - 0.1%
1,028,686	Norsk Hydro ASA	5,456,577
	Pakistan - 0.2%
294,072	VEON Ltd. ADR*	13,339,106
	Philippines - 0.1%
5,171,977	Security Bank Corp.	6,153,037
	Poland - 0.3%
8,863,025	Orange Polska SA	22,739,954
	Russia - 0.0%
662,901	Gazprom PJSC ADR*(3)	—
48,850	LUKOIL PJSC ADR*(3)	—
709,487	Mobile TeleSystems PJSC ADR*(3)	—
1,765,160	Sberbank of Russia PJSC*(3)	—
1,792,255	Surgutneftegas PJSC ADR*(3)	—
894,717	VK IPJSC GDR*(3)	—
		—
	South Africa - 1.6%
1,232,841	Anglo American PLC	33,654,565
834,779	Astral Foods Ltd.	7,762,960
6,405,936	MTN Group Ltd.	42,396,502
20,013,044	Netcare Ltd.	14,705,198
45,364,209	Old Mutual Ltd.	27,631,287
		126,150,512
	South Korea - 4.1%
484,612	Coway Co. Ltd.	29,837,783
583,625	Hankook Tire & Technology Co. Ltd.	16,951,867
249,672	Hyundai Mobis Co. Ltd.	46,865,581
1,698,813	iM Financial Group Co. Ltd.	12,283,051
820,693	KB Financial Group, Inc.	51,866,727
1,469,440	KT Corp.	53,697,365
146,394	KT Corp. ADR	2,848,827
3,412,973	LG Uplus Corp.	28,817,706
1,988,941	Shinhan Financial Group Co. Ltd.	71,880,263
814,810	Tongyang Life Insurance Co. Ltd.*	3,503,263
		318,552,433
	Spain - 0.6%
1,529,242	Almirall SA	16,968,083
2,709,856	Prosegur Cia de Seguridad SA	7,578,037
13,442,601	Unicaja Banco SA(1)	25,622,275
		50,168,395
	Sweden - 1.4%
2,586,178	SKF AB Class B	50,692,653
6,735,714	Telefonaktiebolaget LM Ericsson Class B	56,899,132
		107,591,785
The accompanying notes are an integral part of these financial statements.

22

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.7% - (continued)
	Switzerland - 1.9%
1,090,415	Adecco Group AG(2)	$28,379,360
111,846	Implenia AG	6,325,724
241,119	Swatch Group AG	41,844,317
2,311,415	UBS Group AG	70,163,847
		146,713,248
	Thailand - 1.1%
14,143,133	Kasikornbank PCL	67,540,305
714,878	Kasikornbank PCL NVDR	3,413,888
37,518,155	Thai Union Group PCL	12,120,754
		83,074,947
	Turkey - 0.3%
4,491,003	Coca-Cola Icecek AS	6,094,238
5,138,856	Ulker Biskuvi Sanayi AS*	14,291,898
		20,386,136
	Ukraine - 0.1%
8,102,747	Ferrexpo PLC*	6,388,231
	United Kingdom - 10.5%
1,943,647	Babcock International Group PLC	20,938,491
3,575,188	British American Tobacco PLC	155,729,275
5,411,686	British Land Co. PLC REIT	28,470,116
27,714,697	BT Group PLC	64,324,583
2,286,803	Burberry Group PLC	22,270,662
6,704,009	CK Hutchison Holdings Ltd.	37,804,428
4,389,506	Crest Nicholson Holdings PLC	10,572,345
7,337,319	easyJet PLC	48,646,755
13,569,429	Hays PLC	12,962,892
5,807,356	J Sainsbury PLC	20,639,999
10,470,743	Kingfisher PLC	40,244,255
4,583,826	Land Securities Group PLC REIT	36,323,569
2,745,726	Pagegroup PLC	9,902,893
1,125,344	Reckitt Benckiser Group PLC	72,637,055
8,385,174	Standard Chartered PLC	120,773,801
1,315,746	SThree PLC	4,277,612
4,936,606	Tate & Lyle PLC	36,792,602
2,606,686	Travis Perkins PLC	19,457,787
2,272,578	Vanquis Banking Group PLC*	1,945,440
7,142,368	WPP PLC	55,371,599
		820,086,159
	United States - 6.7%
19,634,603	BP PLC	90,660,638
6,661,514	GSK PLC	131,782,701
1,164,927	Novartis AG	132,868,320
5,320,845	Shell PLC	171,712,964
		527,024,623
	Total Common Stocks (cost $6,274,863,195)	$7,311,711,801
PREFERRED STOCKS - 1.8%
	Brazil - 0.3%
4,431,600	Banco do Estado do Rio Grande do Sul SA (Preference Shares)(4)	$8,980,097
55,784,900	Raizen SA (Preference Shares)(4)	17,791,718
		26,771,815
	Germany - 1.5%
340,189	FUCHS SE (Preference Shares)(4)	17,057,972
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.8% - (continued)
	Germany - 1.5% - (continued)
318,971	Henkel AG & Co. KGaA (Preference Shares)(4)		$24,773,316
678,544	Volkswagen AG (Preference Shares)(4)		73,832,611
			115,663,899
	Total Preferred Stocks (cost $150,924,849)		$142,435,714
	Total Long-Term Investments (cost $6,425,788,044)		$7,454,147,515
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
$ 44,576,892	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $44,582,303; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $45,468,436		$44,576,892
	Securities Lending Collateral - 0.0%
15,819	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(5)		15,819
	Total Short-Term Investments (cost $44,592,711)		$44,592,711
	Total Investments (cost $6,470,380,755)	96.1%	$7,498,740,226
	Other Assets and Liabilities	3.9%	304,854,719
	Net Assets	100.0%	$7,803,594,945
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$159,283,063, representing 2.0% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)	Investment valued using significant unobservable inputs.
(4)	Currently no rate available.
The accompanying notes are an integral part of these financial statements.

23

The Hartford International Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(5)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	918	06/20/2025	$114,506,730	$2,070,865
Total futures contracts				$2,070,865
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$7,311,711,801	$604,122,624	$6,707,589,177	$—
Preferred Stocks	142,435,714	26,771,815	115,663,899	—
Short-Term Investments	44,592,711	15,819	44,576,892	—
Futures Contracts(2)	2,070,865	2,070,865	—	—
Total	$7,500,811,091	$632,981,123	$6,867,829,968	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

24

Hartford Schroders China A Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.0%
	Automobiles & Components - 8.5%
3,400	BYD Co. Ltd. Class A	$165,473
26,500	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	484,149
9,800	Fuyao Glass Industry Group Co. Ltd. Class A	78,406
12,100	Huizhou Desay Sv Automotive Co. Ltd. Class A	173,936
22,400	Keboda Technology Co. Ltd. Class A	167,275
69,186	Zhejiang Shuanghuan Driveline Co. Ltd. Class A	321,519
		1,390,758
	Banks - 8.8%
203,400	Bank of Hangzhou Co. Ltd. Class A	412,025
160,792	Bank of Ningbo Co. Ltd. Class A	529,565
90,333	China Merchants Bank Co. Ltd. Class A	507,000
		1,448,590
	Capital Goods - 17.2%
22,640	Contemporary Amperex Technology Co. Ltd. Class A	723,882
17,454	Goneo Group Co. Ltd. Class A	171,093
124,605	Hangcha Group Co. Ltd. Class A	322,834
26,601	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	226,913
77,240	Hongfa Technology Co. Ltd. Class A	349,896
26,700	Ningbo Orient Wires & Cables Co. Ltd. Class A	185,846
48,500	Qingdao TGOOD Electric Co. Ltd. Class A	154,527
5,103	Shenzhen Envicool Technology Co. Ltd. Class A	22,365
19,700	Sieyuan Electric Co. Ltd. Class A	195,414
281,800	Sinoma International Engineering Co. Class A	355,714
22,200	Sinoseal Holding Co. Ltd. Class A	110,298
		2,818,782
	Consumer Durables & Apparel - 2.8%
90,700	Hangzhou Robam Appliances Co. Ltd. Class A	244,388
21,400	Midea Group Co. Ltd. Class A	216,966
		461,354
	Energy - 0.4%
59,400	PetroChina Co. Ltd. Class A	65,373
	Food, Beverage & Tobacco - 2.6%
17,300	Anjoy Foods Group Co. Ltd. Class A	181,713
78,395	Chacha Food Co. Ltd. Class A	250,178
		431,891
	Health Care Equipment & Services - 5.8%
11,842	iRay Group Class A	197,564
43,512	Micro-Tech Nanjing Co. Ltd. Class A	358,779
58,773	Qingdao Haier Biomedical Co. Ltd. Class A	255,042
2,991	Shanghai United Imaging Healthcare Co. Ltd. Class A	54,651
11,700	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	84,401
		950,437
	Household & Personal Products - 1.3%
16,100	Proya Cosmetics Co. Ltd. Class A	211,548
	Insurance - 3.2%
76,200	Ping An Insurance Group Co. of China Ltd. Class A	532,450
	Materials - 14.0%
163,400	China Jushi Co. Ltd. Class A	263,721
106,414	Citic Pacific Special Steel Group Co. Ltd. Class A	171,628
136,000	Hubei Dinglong Co. Ltd. Class A*	558,319
39,246	Satellite Chemical Co. Ltd. Class A	98,115
125,000	Shandong Sinocera Functional Material Co. Ltd. Class A	289,277
25,300	Wanhua Chemical Group Co. Ltd. Class A	189,807
23,198	Western Superconducting Technologies Co. Ltd. Class A	150,058
Shares or Principal Amount			Market Value†
COMMON STOCKS - 92.0% - (continued)
	Materials - 14.0% - (continued)
86,800	Yunnan Aluminium Co. Ltd. Class A		$181,869
159,257	Zijin Mining Group Co. Ltd. Class A		383,986
			2,286,780
	Media & Entertainment - 2.1%
109,000	Mango Excellent Media Co. Ltd. Class A		341,382
	Pharmaceuticals, Biotechnology & Life Sciences - 2.6%
79,900	Amoy Diagnostics Co. Ltd. Class A		228,541
33,956	Shanghai Haoyuan Chemexpress Co. Ltd. Class A		190,197
			418,738
	Real Estate Management & Development - 1.9%
273,744	Poly Developments & Holdings Group Co. Ltd. Class A		315,299
	Semiconductors & Semiconductor Equipment - 7.5%
5,534	Advanced Micro-Fabrication Equipment, Inc. China Class A		143,648
5,612	Espressif Systems Shanghai Co. Ltd. Class A		168,995
22,831	Montage Technology Co. Ltd. Class A		241,686
33,662	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A		156,254
19,711	Will Semiconductor Co. Ltd. Shanghai Class A		358,032
37,400	Wuxi NCE Power Co. Ltd. Class A		159,467
			1,228,082
	Software & Services - 0.6%
44,680	Glodon Co. Ltd. Class A		91,151
	Technology Hardware & Equipment - 10.0%
81,600	Chaozhou Three-Circle Group Co. Ltd. Class A		386,332
18,100	Huaqin Technology Co. Ltd. Class A		164,824
52,100	Shenzhen Kinwong Electronic Co. Ltd. Class A		200,395
107,459	Shenzhen Sunlord Electronics Co. Ltd. Class A		412,527
26,057	SUPCON Technology Co. Ltd. Class A		169,418
111,600	Zhejiang Crystal-Optech Co. Ltd. Class A		302,454
			1,635,950
	Utilities - 2.7%
603,000	CGN Power Co. Ltd. Class A		292,393
38,200	China Yangtze Power Co. Ltd. Class A		155,120
			447,513
	Total Common Stocks (cost $16,037,641)		$15,076,078
WARRANTS - 3.0%(1)
	Household & Personal Products - 3.0%
57,526	Ninebot Ltd. Expires 8/25/2025*		$497,020
	Total Warrants (cost $414,108)		$497,020
	Total Long-Term Investments (cost $16,451,749)		$15,573,098
	Total Investments (cost $16,451,749)	95.0%	$15,573,098
	Other Assets and Liabilities	5.0%	820,359
	Net Assets	100.0%	$16,393,457
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

25

Hartford Schroders China A Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	“Warrants” refers to non-standard warrants and participatory notes.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$15,076,078	$—	$15,076,078	$—
Warrants	497,020	—	497,020	—
Total	$15,573,098	$—	$15,573,098	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

26

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3%
	Brazil - 4.1%
6,448	Alupar Investimento SA	$35,017
44,100	Ambev SA	113,219
22,700	BB Seguridade Participacoes SA	171,075
6,800	BRF SA	27,199
4,200	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	84,286
19,500	Cia de Saneamento de Minas Gerais Copasa MG	73,669
32,362	Cia Energetica de Minas Gerais ADR	61,164
4,600	CPFL Energia SA	30,576
10,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,739
9,100	Engie Brasil Energia SA	66,657
90	MercadoLibre, Inc.*	209,777
20,204	NU Holdings Ltd. Class A*	251,136
5,550	Pagseguro Digital Ltd. Class A*	55,667
13,300	Petroleo Brasileiro SA	75,111
9,800	Petroreconcavo SA	22,172
18,500	Porto Seguro SA	143,400
6,900	Rede D'Or Sao Luiz SA(1)	38,931
4,900	SLC Agricola SA	17,087
67,100	TIM SA	224,055
14,100	TOTVS SA	93,467
16,900	Transmissora Alianca de Energia Eletrica SA	106,966
31,200	Vale SA	290,606
7,000	WEG SA	55,061
		2,293,037
	Chile - 0.1%
145,538	Banco de Chile	21,364
16,220	Plaza SA	38,114
		59,478
	China - 28.7%
34,000	3SBio, Inc.*(1)	52,424
4,500	AAC Technologies Holdings, Inc.	21,541
1,900	Accelink Technologies Co. Ltd. Class A	11,295
387,000	Agricultural Bank of China Ltd. Class H	236,154
3,300	AIMA Technology Group Co. Ltd. Class A	19,579
109,400	Alibaba Group Holding Ltd.	1,633,345
34,000	Alibaba Health Information Technology Ltd.*	21,995
3,187	Amlogic Shanghai Co. Ltd. Class A*	31,754
4,700	Anker Innovations Technology Co. Ltd. Class A	57,677
18,400	ANTA Sports Products Ltd.	217,411
3,031	Atour Lifestyle Holdings Ltd. ADR	74,078
6,038	Autel Intelligent Technology Corp. Ltd. Class A	34,728
168,000	Bank of China Ltd. Class H	93,807
8,900	Bethel Automotive Safety Systems Co. Ltd. Class A	70,743
72,000	Bosideng International Holdings Ltd.	37,256
11,000	BYD Co. Ltd. Class H	522,458
6,500	BYD Electronic International Co. Ltd.	26,978
623,000	China Construction Bank Corp. Class H	511,750
77,000	China Hongqiao Group Ltd.	138,216
61,000	China Life Insurance Co. Ltd. Class H	111,483
60,000	China Merchants Bank Co. Ltd. Class H	327,278
62,000	China Merchants Port Holdings Co. Ltd.	100,656
170,000	China Overseas Property Holdings Ltd.	118,065
55,000	China Pacific Insurance Group Co. Ltd. Class H	149,642
47,600	China Resources Mixc Lifestyle Services Ltd.(1)	228,036
274,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	210,362
24,000	Consun Pharmaceutical Group Ltd.	28,582
5,500	Contemporary Amperex Technology Co. Ltd. Class A	175,855
3,000	DPC Dash Ltd.*	38,121
4,000	Eastroc Beverage Group Co. Ltd. Class A	157,493
2,882	FinVolution Group ADR	22,797
3,500	Foryou Corp. Class A	15,024
5,909	Full Truck Alliance Co. Ltd. ADR	67,126
22,800	Fuyao Glass Industry Group Co. Ltd. Class H(1)	161,242
5,800	Gambol Pet Group Co. Ltd. Class A	86,682
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 28.7% - (continued)
46,000	Geely Automobile Holdings Ltd.	$96,568
54,800	GF Securities Co. Ltd. Class H	71,384
13,000	Giant Biogene Holding Co. Ltd.(1)	134,313
8,000	Great Wall Motor Co. Ltd. Class H	11,432
3,600	Gree Electric Appliances, Inc. of Zhuhai Class A	22,589
22,000	Haitian International Holdings Ltd.	50,962
40,000	Hansoh Pharmaceutical Group Co. Ltd.(1)	123,959
1,100	Hithink RoyalFlush Information Network Co. Ltd. Class A	39,028
46,600	Huatai Securities Co. Ltd. Class H(1)	69,061
507,000	Industrial & Commercial Bank of China Ltd. Class H	347,301
6,500	Innovent Biologics, Inc.*(1)	45,018
58,300	JD Logistics, Inc.*(1)	91,438
21,600	JD.com, Inc. Class A	351,679
3,500	JF SmartInvest Holdings Ltd.	16,495
1,596	Kanzhun Ltd. ADR*	24,419
19,400	Kingsoft Corp. Ltd.	96,659
24,100	Kuaishou Technology*(1)	159,067
600	Kweichow Moutai Co. Ltd. Class A	127,830
600	Laopu Gold Co. Ltd. Class H*	55,614
66,000	Lenovo Group Ltd.	76,334
9,194	LexinFintech Holdings Ltd. ADR	72,173
7,600	Li Auto, Inc. Class A*	92,603
47,500	Meitu, Inc.*(1)	33,507
40,700	Meituan Class B*(1)	673,888
2,800	Midea Group Co. Ltd. Class A	28,388
4,912	Montage Technology Co. Ltd. Class A	51,998
200	NAURA Technology Group Co. Ltd. Class A	12,437
22,800	NetEase, Inc.	490,117
49,000	New China Life Insurance Co. Ltd. Class H	178,944
8,200	Nongfu Spring Co. Ltd. Class H(1)	37,697
4,536	PDD Holdings, Inc. ADR*	478,865
145,000	People's Insurance Co. Group of China Ltd. Class H	85,813
30,000	PICC Property & Casualty Co. Ltd. Class H	55,243
32,500	Ping An Insurance Group Co. of China Ltd. Class H	194,514
8,200	Pop Mart International Group Ltd.(1)	204,518
3,663	Qifu Technology, Inc. ADR	150,293
1,400	Quectel Wireless Solutions Co. Ltd. Class A	14,516
1,000	Rockchip Electronics Co. Ltd. Class A	23,545
1,200	Seres Group Co. Ltd. Class A	21,570
6,200	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	48,484
60,000	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	44,164
8,500	Shanghai Conant Optical Co. Ltd. Class H	26,169
700	Shennan Circuits Co. Ltd. Class A	10,561
1,700	Shenzhen Inovance Technology Co. Ltd. Class A	16,734
49,500	Sinopec Engineering Group Co. Ltd. Class H	35,223
34,500	STO Express Co. Ltd. Class A	50,768
127,000	Sunac Services Holdings Ltd.(1)	30,072
3,700	Sunny Optical Technology Group Co. Ltd.	31,133
48,900	Tencent Holdings Ltd.	2,995,171
50,400	Tongcheng Travel Holdings Ltd.(2)	132,200
3,700	Trip.com Group Ltd.	222,891
3,000	Victory Giant Technology Huizhou Co. Ltd. Class A	30,579
2,267	Vipshop Holdings Ltd. ADR	30,877
110,000	Want Want China Holdings Ltd.	71,985
17,600	Weilong Delicious Global Holdings Ltd.	37,120
2,300	Will Semiconductor Co. Ltd. Shanghai Class A	41,777
11,400	WUS Printed Circuit Kunshan Co. Ltd. Class A	44,108
7,500	WuXi AppTec Co. Ltd. Class H(1)	57,964
4,500	WuXi XDC Cayman, Inc.*	21,203
146,400	Xiaomi Corp. Class B*(1)	937,282
7,100	XPeng, Inc. Class A*	66,094
14,000	Yadea Group Holdings Ltd.(1)	25,268
9,100	Yantai China Pet Foods Co. Ltd. Class A	70,739
44,200	Yunnan Aluminium Co. Ltd. Class A	92,611
3,900	Yusys Technologies Co. Ltd. Class A	12,940
The accompanying notes are an integral part of these financial statements.

27

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	China - 28.7% - (continued)
23,300	Yutong Bus Co. Ltd. Class A	$86,104
1,500	Zhejiang Cfmoto Power Co. Ltd. Class A	34,314
15,400	Zhejiang Crystal-Optech Co. Ltd. Class A	41,736
5,200	Zhejiang Leapmotor Technology Co. Ltd.*(1)	37,213
6,200	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A	22,917
31,400	Zhejiang Weixing Industrial Development Co. Ltd. Class A	47,839
3,550	ZTO Express Cayman, Inc.	66,115
		16,243,767
	Czech Republic - 0.1%
1,612	Komercni Banka AS	78,346
	Greece - 2.1%
45,266	Alpha Services & Holdings SA	110,369
86,122	Eurobank Ergasias Services & Holdings SA Class A	244,417
7,252	Hellenic Telecommunications Organization SA	137,621
5,849	Jumbo SA	184,204
23,735	National Bank of Greece SA	251,911
7,898	OPAP SA	175,487
14,524	Piraeus Financial Holdings SA	81,567
		1,185,576
	Hong Kong - 0.3%
18,200	AIA Group Ltd.	136,371
78,000	Sino Biopharmaceutical Ltd.	39,171
14,000	United Laboratories International Holdings Ltd.	25,089
		200,631
	Hungary - 1.1%
11,911	Magyar Telekom Telecommunications PLC*	56,320
4,542	OTP Bank Nyrt	335,509
8,082	Richter Gedeon Nyrt	245,116
		636,945
	India - 17.2%
364	ABB India Ltd.	23,780
569	Apollo Hospitals Enterprise Ltd.	47,030
28,929	Axis Bank Ltd.	405,790
1,544	Bajaj Finance Ltd.	157,544
56,169	Bank of Baroda	166,207
39,362	Bharat Electronics Ltd.	146,408
25,861	Bharti Airtel Ltd.	570,448
1,842	Blue Star Ltd.	37,228
1,216	BSE Ltd.	91,964
52,818	City Union Bank Ltd.	110,684
541	Coforge Ltd.	47,034
563	Divi's Laboratories Ltd.	40,639
933	Dixon Technologies India Ltd.(2)	181,884
1,144	Doms Industries Ltd.	37,085
598	Dr. Lal PathLabs Ltd.(1)	19,625
2,451	Eicher Motors Ltd.	161,402
2,800	Fortis Healthcare Ltd.	22,706
2,159	GE Vernova T&D India Ltd.	39,967
14,666	HCL Technologies Ltd.	272,024
4,137	HDFC Asset Management Co. Ltd.(1)	214,390
49,337	HDFC Bank Ltd.	1,120,638
9,696	Hindalco Industries Ltd.	71,663
4,595	Hindustan Unilever Ltd.	127,571
46,089	ICICI Bank Ltd.	774,723
23,915	Indian Hotels Co. Ltd.	222,519
28,253	Indus Towers Ltd.*	136,155
10,468	IndusInd Bank Ltd.	103,964
20,276	Infosys Ltd.	358,438
2,546	JB Chemicals & Pharmaceuticals Ltd.	48,514
1,306	Kirloskar Pneumatic Co. Ltd.	17,449
12,980	Kotak Mahindra Bank Ltd.	339,243
6,795	Mahanagar Gas Ltd.(2)	108,153
10,139	Mahindra & Mahindra Ltd.	351,288
4,474	Marico Ltd.	37,614
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	India - 17.2% - (continued)
1,413	Maruti Suzuki India Ltd.	$204,819
8,189	Max Healthcare Institute Ltd.	106,246
698	Narayana Hrudayalaya Ltd.(2)	14,520
1,226	Nestle India Ltd.	34,652
85,191	NMDC Ltd.	65,356
45,858	Oil & Natural Gas Corp. Ltd.	132,694
43	Page Industries Ltd.	23,183
3,381	Persistent Systems Ltd.	212,782
944	Pidilite Industries Ltd.	33,937
3,325	PNB Housing Finance Ltd.*(1)	39,878
766	Polycab India Ltd.	49,985
72,254	Power Grid Corp. of India Ltd.	262,422
8,419	REC Ltd.	42,024
29,472	Reliance Industries Ltd.	489,363
2,658	Siemens Ltd.	91,158
15,059	Sun Pharmaceutical Industries Ltd.	326,608
136,410	Suzlon Energy Ltd.*	90,958
6,179	Tata Consultancy Services Ltd.	252,226
4,347	Torrent Pharmaceuticals Ltd.	170,955
496	Trent Ltd.	30,318
59,002	Union Bank of India Ltd.	87,865
3,441	Varun Beverages Ltd.	21,244
6,209	Vedanta Ltd.	30,831
6,664	Voltas Ltd.	97,673
62,068	Wipro Ltd.	177,272
		9,700,740
	Indonesia - 1.1%
278,500	Bank Central Asia Tbk. PT	148,076
770,200	Bank Mandiri Persero Tbk. PT	227,446
116,400	Indofood CBP Sukses Makmur Tbk. PT	79,587
208,800	Indofood Sukses Makmur Tbk. PT	100,719
552,900	Perusahaan Gas Negara Tbk. PT	56,106
		611,934
	Malaysia - 0.9%
5,600	Carlsberg Brewery Malaysia Bhd. Class B	24,503
46,400	CIMB Group Holdings Bhd.	76,648
4,700	Heineken Malaysia Bhd.	28,712
26,800	Hong Leong Bank Bhd.	124,221
21,400	Malayan Banking Bhd.	49,590
31,700	Public Bank Bhd.	32,862
61,000	RHB Bank Bhd.	94,090
21,900	Telekom Malaysia Bhd.	34,514
37,900	Westports Holdings Bhd.	37,339
		502,479
	Mexico - 3.4%
306,600	America Movil SAB de CV Series B	265,317
22,600	Arca Continental SAB de CV	238,014
313	Coca-Cola Femsa SAB de CV ADR	29,463
16,000	Grupo Aeroportuario del Centro Norte SAB de CV	176,061
3,800	Grupo Aeroportuario del Pacifico SAB de CV Class B	77,002
258	Grupo Aeroportuario del Sureste SAB de CV ADR	81,667
4,200	Grupo Comercial Chedraui SA de CV	27,131
32,100	Grupo Financiero Banorte SAB de CV Class O	275,241
43,998	Grupo Financiero Inbursa SAB de CV Class O*	113,100
37,600	Grupo Mexico SAB de CV Class B	195,109
63,500	Kimberly-Clark de Mexico SAB de CV Class A	111,713
9,207	Promotora y Operadora de Infraestructura SAB de CV	103,021
9,300	Qualitas Controladora SAB de CV	102,885
12,300	Regional SAB de CV	86,493
344	Southern Copper Corp.	30,795
		1,913,012
	Peru - 0.5%
1,322	Credicorp Ltd.	267,295
The accompanying notes are an integral part of these financial statements.

28

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	Philippines - 0.9%
25,730	BDO Unibank, Inc.	$73,847
26,890	International Container Terminal Services, Inc.	164,464
14,060	Manila Electric Co.	143,482
75,870	Metropolitan Bank & Trust Co.	104,523
		486,316
	Poland - 1.1%
5,373	Alior Bank SA	145,597
766	Bank Polska Kasa Opieki SA*	38,393
879	Dino Polska SA*(1)	123,225
4,830	ORLEN SA	87,222
6,950	Powszechna Kasa Oszczednosci Bank Polski SA	133,620
514	Santander Bank Polska SA	79,057
		607,114
	Qatar - 0.5%
60,163	Qatar National Bank QPSC	275,938
	Romania - 0.2%
16,357	NEPI Rockcastle NV*	125,404
	Saudi Arabia - 3.7%
12,798	Al Rajhi Bank	332,466
15,435	Arab National Bank	88,534
27,834	Banque Saudi Fransi	136,340
770	Dr. Sulaiman Al Habib Medical Services Group Co.	58,778
101	Elm Co.	27,949
11,263	Etihad Etisalat Co.	188,570
42,312	Jarir Marketing Co.	142,490
32,958	Riyad Bank	270,561
36,197	Saudi Arabian Oil Co.(1)	244,728
4,490	Saudi Awwal Bank	42,015
6,941	Saudi Investment Bank	27,886
40,786	Saudi National Bank	388,610
10,459	Saudi Telecom Co.	132,785
		2,081,712
	Singapore - 0.3%
1,404	Sea Ltd. ADR*	188,206
	South Africa - 3.1%
19,678	AVI Ltd.	95,633
426	Capitec Bank Holdings Ltd.	79,068
4,877	Clicks Group Ltd.	103,724
27,477	FirstRand Ltd.	107,582
13,428	Gold Fields Ltd.	301,176
60,421	Momentum Group Ltd.	110,310
13,343	Mr. Price Group Ltd.	170,535
16,615	MTN Group Ltd.	109,963
1,177	Naspers Ltd. Class N	309,483
5,772	Standard Bank Group Ltd.	72,081
25,541	Truworths International Ltd.	102,020
24,402	Vodacom Group Ltd.	180,556
		1,742,131
	South Korea - 8.2%
12	Celltrion, Inc.	1,361
1,408	Classys, Inc.	63,666
1,150	Coway Co. Ltd.	70,806
1,189	DB Insurance Co. Ltd.	76,602
5,578	Hana Financial Group, Inc.	252,963
292	Hyosung Heavy Industries Corp.	100,995
1,050	Hyundai Engineering & Construction Co. Ltd.	30,771
2,165	Hyundai Glovis Co. Ltd.	173,594
213	Hyundai Mobis Co. Ltd.	39,982
1,395	Hyundai Rotem Co. Ltd.	109,952
5,830	KB Financial Group, Inc.	368,448
1,238	Kia Corp.	78,679
3,526	Korea Electric Power Corp.	63,592
8,146	Korean Air Lines Co. Ltd.	120,095
Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.3% - (continued)
	South Korea - 8.2% - (continued)
622	Krafton, Inc.*	$162,841
2,086	NAVER Corp.	293,512
63	Samsung Biologics Co. Ltd.*(1)	46,624
39,414	Samsung Electronics Co. Ltd.	1,537,837
6,398	Shinhan Financial Group Co. Ltd.	231,223
5,078	SK Hynix, Inc.	633,598
942	SK Square Co. Ltd.*	58,239
2,630	SK Telecom Co. Ltd.	100,484
		4,615,864
	Taiwan - 14.3%
5,000	Accton Technology Corp.	93,132
8,000	Advantech Co. Ltd.	83,809
10,000	Asustek Computer, Inc.	182,869
3,000	Bizlink Holding, Inc.	50,785
167,000	Cathay Financial Holding Co. Ltd.	307,699
5,000	Chroma ATE, Inc.	45,706
12,000	Chunghwa Telecom Co. Ltd.	48,515
21,000	Delta Electronics, Inc.	220,042
4,000	Elite Material Co. Ltd.	69,614
21,800	Fubon Financial Holding Co. Ltd.	57,779
7,000	Fusheng Precision Co. Ltd.	78,083
5,000	Gold Circuit Electronics Ltd.	30,078
50,000	Hon Hai Precision Industry Co. Ltd.	222,765
1,000	King Slide Works Co. Ltd.	54,696
15,000	MediaTek, Inc.	637,396
11,000	Nien Made Enterprise Co. Ltd.	134,704
2,000	Novatek Microelectronics Corp.	32,526
8,000	Realtek Semiconductor Corp.	131,513
192,000	Taiwan Semiconductor Manufacturing Co. Ltd.	5,440,234
30,000	Tripod Technology Corp.	173,212
		8,095,157
	Thailand - 0.4%
24,500	Advanced Info Service PCL NVDR	216,107
	United Arab Emirates - 3.1%
82,530	Abu Dhabi Commercial Bank PJSC	261,525
14,637	Abu Dhabi Islamic Bank PJSC	72,874
118,812	ADNOC Drilling Co. PJSC	158,517
60,686	Air Arabia PJSC	57,741
77,476	Dubai Islamic Bank PJSC	159,623
44,659	Emaar Development PJSC	162,747
65,733	Emaar Properties PJSC	234,881
50,085	Emirates Integrated Telecommunications Co. PJSC	118,631
45,394	Emirates NBD Bank PJSC	254,047
22,477	Emirates Telecommunications Group Co. PJSC	106,478
46,533	First Abu Dhabi Bank PJSC	190,395
		1,777,459
	United Kingdom - 0.6%
7,783	Anglogold Ashanti PLC	324,022
	United States - 0.3%
3,373	Genpact Ltd.	169,527
	Total Common Stocks (cost $43,195,118)	$54,398,197
PREFERRED STOCKS - 2.1%
	Brazil - 2.0%
86,710	Banco Bradesco SA (Preference Shares)(3)	$209,779
24,500	Cia De Sanena Do Parana (Preference Shares)(3)	26,248
66,570	Itau Unibanco Holding SA (Preference Shares)(3)	417,356
33,500	Marcopolo SA (Preference Shares)(3)	41,557
85,800	Petroleo Brasileiro SA (Preference Shares)(3)	453,405
		1,148,345
The accompanying notes are an integral part of these financial statements.

29

Hartford Schroders Diversified Emerging Markets Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 2.1% - (continued)
	Chile - 0.1%
11,862	Embotelladora Andina SA (Preference Shares)(3)		$50,736
	Total Preferred Stocks (cost $1,134,551)		$1,199,081
	Total Long-Term Investments (cost $44,329,669)		$55,597,278
	Total Investments (cost $44,329,669)	98.4%	$55,597,278
	Other Assets and Liabilities	1.6%	891,464
	Net Assets	100.0%	$56,488,742
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$3,829,368, representing 6.8% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $436,757, representing 0.8% of net assets.

(3)	Currently no rate available.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$54,398,197	$7,296,636	$47,101,561	$—
Preferred Stocks	1,199,081	1,199,081	—	—
Total	$55,597,278	$8,495,717	$47,101,561	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8%
	Brazil - 8.1%
6,652,512	Banco BTG Pactual SA	$44,673,221
5,576,881	Equatorial Energia SA	36,172,610
12,108,245	Itau Unibanco Holding SA ADR	76,403,026
8,185,125	Lojas Renner SA	21,071,633
16,043	MercadoLibre, Inc.*	37,393,826
4,592,749	NU Holdings Ltd. Class A*	57,087,870
4,342,982	Petroleo Brasileiro SA ADR	49,032,267
4,434,056	PRIO SA*	26,337,987
5,353,725	Raia Drogasil SA	18,716,317
2,596,713	Suzano SA	22,914,529
3,046,361	Vale SA ADR	28,361,621
1,522,457	WEG SA	11,975,451
		430,140,358
	Chile - 0.5%
1,213,570	Antofagasta PLC	26,632,435
	China - 28.1%
6,269,396	Alibaba Group Holding Ltd.	93,602,250
1,390,000	BYD Co. Ltd. Class H	66,019,728
8,309,400	China Pacific Insurance Group Co. Ltd. Class H	22,607,919
13,346,500	China Resources Beer Holdings Co. Ltd.	46,915,653
1,700,349	Contemporary Amperex Technology Co. Ltd. Class A	54,366,283
4,616,537	Fuyao Glass Industry Group Co. Ltd. Class A	36,935,097
5,456,000	Innovent Biologics, Inc.*(1)	37,787,796
4,177,200	JD.com, Inc. Class A	68,010,767
1,616,037	Kanzhun Ltd. ADR*	24,725,366
5,675,400	Meituan Class B*(1)	93,970,083
3,442,645	Midea Group Co. Ltd. Class A	34,903,578
10,712,815	NARI Technology Co. Ltd. Class A	32,685,960
3,778,000	NetEase, Inc.	81,213,215
6,196,600	Nongfu Spring Co. Ltd. Class H(1)	28,486,951
181,965	PDD Holdings, Inc. ADR*	19,210,045
23,310,000	PICC Property & Casualty Co. Ltd. Class H	42,923,951
1,447,673	Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	40,689,906
4,502,045	Shenzhen Inovance Technology Co. Ltd. Class A	44,314,845
908,292	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	27,470,291
2,935,282	Sieyuan Electric Co. Ltd. Class A	29,116,439
5,365,900	Tencent Holdings Ltd.	328,666,430
3,194,143	Tencent Music Entertainment Group ADR	42,865,399
1,307,840	Trip.com Group Ltd. ADR	77,149,482
4,167,600	Xiaomi Corp. Class B*(1)	26,681,806
10,627,452	Zhejiang Weixing New Building Materials Co. Ltd. Class A	17,257,113
33,222,000	Zijin Mining Group Co. Ltd. Class H	72,579,532
		1,491,155,885
	Greece - 1.3%
11,484,150	Eurobank Ergasias Services & Holdings SA Class A	32,592,305
1,355,878	National Bank of Greece SA	14,390,568
3,644,427	Piraeus Financial Holdings SA	20,467,209
		67,450,082
	Hong Kong - 0.8%
5,929,400	AIA Group Ltd.	44,428,471
	Hungary - 0.6%
456,620	OTP Bank Nyrt	33,729,608
	India - 16.5%
10,455,771	Ashok Leyland Ltd.	27,913,698
4,194,265	Axis Bank Ltd.	58,833,414
396,409	Bajaj Finance Ltd.	40,448,185
3,942,357	Bharti Airtel Ltd.	86,961,425
6,042,148	HDFC Bank Ltd.	137,241,024
5,793,695	ICICI Bank Ltd.	97,387,803
1,412,551	Infosys Ltd.	24,970,982
Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.8% - (continued)
	India - 16.5% - (continued)
2,039,202	Mahindra & Mahindra Ltd.	$70,652,624
278,102	MakeMyTrip Ltd.*	29,150,652
1,624,017	PB Fintech Ltd.*	31,204,504
15,880,778	Power Grid Corp. of India Ltd.	57,677,995
2,765,226	Reliance Industries Ltd.	45,914,708
1,827,225	Sun Pharmaceutical Industries Ltd.	39,629,845
1,477,175	Tata Consultancy Services Ltd.	60,298,100
2,395,569	Tata Consumer Products Ltd.	33,055,118
5,473,508	Varun Beverages Ltd.	33,792,785
		875,132,862
	Indonesia - 1.3%
75,574,700	Bank Central Asia Tbk. PT	40,182,335
119,993,600	Bank Rakyat Indonesia Persero Tbk. PT	27,791,686
		67,974,021
	Mexico - 3.1%
647,888	Fomento Economico Mexicano SAB de CV ADR	68,229,085
1,158,283	Grupo Aeroportuario del Pacifico SAB de CV Class B	23,471,023
4,338,072	Grupo Financiero Banorte SAB de CV Class O	37,196,747
11,884,395	Wal-Mart de Mexico SAB de CV	37,652,149
		166,549,004
	Peru - 0.8%
199,142	Credicorp Ltd.	40,264,521
	Poland - 2.0%
523,765	Bank Polska Kasa Opieki SA*	26,251,953
2,417,707	Powszechna Kasa Oszczednosci Bank Polski SA	46,482,653
2,079,678	Powszechny Zaklad Ubezpieczen SA	32,444,640
		105,179,246
	Portugal - 0.6%
1,301,759	Jeronimo Martins SGPS SA	31,505,650
	Qatar - 0.3%
3,352,022	Qatar National Bank QPSC	15,374,082
	Russia - 0.0%
677,470	Polyus PJSC*(2)	—
5,358,303	Rosneft Oil Co. PJSC*(2)	—
		—
	Saudi Arabia - 1.0%
5,824,319	Saudi National Bank	55,494,228
	South Africa - 3.7%
3,270,814	Absa Group Ltd.	30,186,088
903,561	Bid Corp. Ltd.	22,708,945
133,248	Capitec Bank Holdings Ltd.	24,731,652
7,757,984	FirstRand Ltd.	30,375,154
1,709,131	Gold Fields Ltd.	38,334,021
91,721	Naspers Ltd. Class N	24,117,315
1,612,111	Shoprite Holdings Ltd.	24,804,226
		195,257,401
	South Korea - 8.2%
89,206	Hanwha Aerospace Co. Ltd.	50,134,092
469,601	KB Financial Group, Inc.	29,678,170
708,042	Kia Corp.	44,998,382
173,734	NAVER Corp.	24,445,344
42,815	Samsung Biologics Co. Ltd.*(1)	31,686,033
148,784	Samsung Electro-Mechanics Co. Ltd.	12,275,240
4,087,010	Samsung Electronics Co. Ltd.	159,465,054
90,649	Samsung Fire & Marine Insurance Co. Ltd.	23,915,715
445,946	SK Hynix, Inc.	55,642,053
		432,240,083
	Taiwan - 18.2%
2,139,000	Accton Technology Corp.	39,841,697
9,675,036	ASE Technology Holding Co. Ltd.	41,227,245
19,545,264	Cathay Financial Holding Co. Ltd.	36,012,334
The accompanying notes are an integral part of these financial statements.

31

Hartford Schroders Emerging Markets Equity Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.8% - (continued)
	Taiwan - 18.2% - (continued)
30,097,000	CTBC Financial Holding Co. Ltd.		$37,086,705
5,080,000	Delta Electronics, Inc.		53,229,236
6,145,000	E Ink Holdings, Inc.		42,926,410
13,722,000	Hon Hai Precision Industry Co. Ltd.		61,135,581
2,062,000	MediaTek, Inc.		87,620,707
19,161,139	Taiwan Semiconductor Manufacturing Co. Ltd.		542,922,275
9,804,000	Uni-President Enterprises Corp.		23,560,610
			965,562,800
	Thailand - 0.2%
2,726,100	Kasikornbank PCL NVDR		13,018,447
	United Arab Emirates - 2.2%
5,967,959	Abu Dhabi Commercial Bank PJSC		18,911,553
3,743,335	ADNOC Drilling Co. PJSC		4,994,282
25,427,699	Adnoc Gas PLC		21,949,253
12,447,402	Emaar Properties PJSC		44,477,700
5,874,428	First Abu Dhabi Bank PJSC		24,035,857
			114,368,645
	United States - 0.3%
145,299	Globant SA*		17,082,803
	Total Common Stocks (cost $3,546,061,063)		$5,188,540,632
	Total Investments (cost $3,546,061,063)	97.8%	$5,188,540,632
	Other Assets and Liabilities	2.2%	116,775,179
	Net Assets	100.0%	$5,305,315,811
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$218,612,669, representing 4.1% of net assets.

(2)	Investment valued using significant unobservable inputs.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$5,188,540,632	$869,846,575	$4,318,694,057	$—
Total	$5,188,540,632	$869,846,575	$4,318,694,057	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

32

Hartford Schroders International Contrarian Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 93.2%
	Australia - 1.3%
20,882	Rio Tinto PLC	$1,244,347
	Austria - 1.4%
27,367	OMV AG	1,414,973
	Belgium - 1.8%
28,249	Ageas SA	1,771,671
	China - 3.2%
101,500	Alibaba Group Holding Ltd.	1,515,398
578,000	Anhui Conch Cement Co. Ltd. Class H	1,628,260
		3,143,658
	France - 11.4%
39,303	AXA SA	1,858,870
21,585	BNP Paribas SA	1,828,886
114,386	Carrefour SA	1,764,257
5,992	Kering SA	1,219,088
83,812	Orange SA	1,215,948
27,783	Renault SA	1,475,588
37,518	Societe Generale SA	1,956,150
		11,318,787
	Germany - 6.9%
33,486	BASF SE*	1,710,112
34,191	Continental AG	2,672,869
162,014	Deutsche Lufthansa AG	1,164,175
58,374	Evonik Industries AG	1,311,830
		6,858,986
	Hong Kong - 2.3%
216,767	Prudential PLC	2,304,835
	Ireland - 1.9%
160,959	Bank of Ireland Group PLC	1,889,893
	Italy - 2.2%
88,422	Eni SpA	1,266,339
16,362	UniCredit SpA	951,955
		2,218,294
	Japan - 12.3%
43,900	Bridgestone Corp.	1,835,685
88,400	Dentsu Group, Inc.	1,853,405
57,500	KDDI Corp.	1,019,108
104,500	Medipal Holdings Corp.	1,770,823
103,100	Nippon Television Holdings, Inc.	2,387,587
187,900	Panasonic Holdings Corp.	2,154,454
132,100	Rohm Co. Ltd.	1,202,769
		12,223,831
	Mexico - 1.5%
51,600	Ternium SA ADR	1,489,176
	Netherlands - 5.9%
93,518	ABN AMRO Bank NV(1)	1,937,959
54,907	Koninklijke Ahold Delhaize NV	2,254,429
41,971	Randstad NV	1,684,703
		5,877,091
	South Africa - 2.0%
72,092	Anglo American PLC	1,967,995
	South Korea - 3.8%
29,557	KB Financial Group, Inc.	1,867,964
51,983	Shinhan Financial Group Co. Ltd.	1,878,664
		3,746,628
	Spain - 1.2%
95,244	Repsol SA	1,164,231
Shares or Principal Amount			Market Value†
COMMON STOCKS - 93.2% - (continued)
	Switzerland - 2.2%
12,371	Swatch Group AG		$2,146,890
	Taiwan - 1.5%
334,000	Hon Hai Precision Industry Co. Ltd.		1,488,069
	United Kingdom - 21.5%
643,853	Barclays PLC		2,564,879
50,285	British American Tobacco PLC		2,190,331
338,432	British Land Co. PLC REIT		1,780,443
1,035,669	BT Group PLC		2,403,742
97,304	HSBC Holdings PLC		1,084,685
52,097	Imperial Brands PLC		2,137,699
155,811	NatWest Group PLC		1,002,221
140,628	Standard Chartered PLC		2,025,501
392,066	Tesco PLC		1,940,335
2,340,462	Vodafone Group PLC		2,299,973
252,930	WPP PLC		1,960,854
			21,390,663
	United States - 8.9%
158,990	GSK PLC		3,145,251
8,559	Roche Holding AG		2,798,676
26,332	Sanofi SA		2,880,505
			8,824,432
	Total Common Stocks (cost $81,919,347)		$92,484,450
PREFERRED STOCKS - 4.2%
	Brazil - 0.5%
94,755	Petroleo Brasileiro SA (Preference Shares)(2)		$500,727
	Germany - 3.7%
28,134	Henkel AG & Co. KGaA (Preference Shares)(2)		2,185,065
14,075	Volkswagen AG (Preference Shares)(2)		1,531,506
			3,716,571
	Total Preferred Stocks (cost $4,298,335)		$4,217,298
	Total Long-Term Investments (cost $86,217,682)		$96,701,748
	Total Investments (cost $86,217,682)	97.4%	$96,701,748
	Other Assets and Liabilities	2.6%	2,570,472
	Net Assets	100.0%	$99,272,220
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

33

Hartford Schroders International Contrarian Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$1,937,959, representing 2.0% of net assets.

(2)	Currently no rate available.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,310,489,001	JPY	9,198,648	USD	UBS	05/22/2025	$(9,734)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$92,484,450	$1,489,176	$90,995,274	$—
Preferred Stocks	4,217,298	500,727	3,716,571	—
Total	$96,701,748	$1,989,903	$94,711,845	$—
Liabilities
Foreign Currency Contracts(2)	$(9,734)	$—	$(9,734)	$—
Total	$(9,734)	$—	$(9,734)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

34

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Australia - 2.8%
82,024	AUB Group Ltd.	$1,674,885
780,378	BHP Group Ltd.	18,599,258
78,257	BlueScope Steel Ltd.	1,196,544
518,620	Brambles Ltd.	6,815,526
403,009	Challenger Ltd.	1,826,100
237,937	Computershare Ltd.	6,217,628
80,000	Eagers Automotive Ltd.	944,169
76,659	Northern Star Resources Ltd.	941,654
569,242	Origin Energy Ltd.	3,879,956
727,327	Qantas Airways Ltd.	4,112,249
78,753	Rio Tinto Ltd.	5,892,081
124,025	Rio Tinto PLC	7,390,581
		59,490,631
	Austria - 0.2%
88,899	OMV AG	4,596,399
54,108	Telekom Austria AG	571,282
		5,167,681
	Belgium - 0.9%
42,979	Ageas SA	2,695,481
103,841	Anheuser-Busch InBev SA	6,844,052
79,891	KBC Group NV	7,366,650
10,767	Solvay SA	407,450
5,808	UCB SA	1,060,302
		18,373,935
	Brazil - 0.6%
184,700	BB Seguridade Participacoes SA	1,391,967
312,500	Cia de Saneamento de Minas Gerais Copasa MG	1,180,585
972,107	Cia Energetica de Minas Gerais ADR	1,837,282
148,600	Cyrela Brazil Realty SA Empreendimentos e Participacoes	649,110
421,100	Porto Seguro SA	3,264,088
1,272,000	Santos Brasil Participacoes SA	3,034,788
224,800	TIM SA	750,634
		12,108,454
	Canada - 7.5%
101,767	AltaGas Ltd.	3,011,819
151,370	ARC Resources Ltd.	2,800,993
141,916	Bank of Montreal	13,597,624
142,968	Bank of Nova Scotia	7,153,585
106,367	Canadian Imperial Bank of Commerce	6,708,698
120,469	Canadian Natural Resources Ltd.	3,456,952
22,642	CCL Industries, Inc. Class B	1,183,178
60,003	Celestica, Inc.*	5,119,798
38,182	Centerra Gold, Inc.	255,636
20,739	CGI, Inc.	2,199,062
32,450	Dundee Precious Metals, Inc.	425,338
63,695	Empire Co. Ltd. Class A	2,365,577
4,485	Fairfax Financial Holdings Ltd.	7,002,079
154,768	Gildan Activewear, Inc.	7,132,171
195,409	Great-West Lifeco, Inc.	7,598,924
77,460	iA Financial Corp., Inc.	7,524,622
28,810	IGM Financial, Inc.	915,542
40,343	Imperial Oil Ltd.	2,721,236
297,664	Kinross Gold Corp.	4,393,923
12,520	Loblaw Cos. Ltd.	2,032,479
45,253	Magna International, Inc.	1,572,333
45,364	Metro, Inc.	3,495,917
73,144	Northland Power, Inc.	993,752
92,743	Nutrien Ltd.	5,294,410
89,929	Power Corp. of Canada	3,403,812
32,133	Quebecor, Inc. Class B	881,525
162,217	Royal Bank of Canada	19,470,511
153,948	Sun Life Financial, Inc.	9,173,675
121,254	Suncor Energy, Inc.	4,282,502
132,420	TC Energy Corp.	6,690,159
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Canada - 7.5% - (continued)
20,788	Torex Gold Resources, Inc.*	$673,280
278,902	Toronto-Dominion Bank	17,821,324
		161,352,436
	Chile - 0.0%
337,536	Plaza SA	793,141
	China - 7.6%
1,290,500	3SBio, Inc.*(1)	1,989,792
7,869,000	Agricultural Bank of China Ltd. Class H	4,801,795
1,764,700	Alibaba Group Holding Ltd.	26,347,018
159,600	ANTA Sports Products Ltd.	1,885,804
76,697	Atour Lifestyle Holdings Ltd. ADR	1,874,475
8,669,000	Bank of China Ltd. Class H	4,840,539
757,000	BOC Hong Kong Holdings Ltd.	3,140,324
102,500	BYD Co. Ltd. Class H	4,868,361
16,921,000	China Construction Bank Corp. Class H	13,899,381
930,000	China Hongqiao Group Ltd.	1,669,363
902,000	China Merchants Bank Co. Ltd. Class H	4,920,086
992,000	China Merchants Port Holdings Co. Ltd.	1,610,494
1,159,800	China Pacific Insurance Group Co. Ltd. Class H	3,155,543
1,244,200	China Tower Corp. Ltd. Class H(1)	1,802,195
6,669,000	Chongqing Rural Commercial Bank Co. Ltd. Class H	5,120,083
20,200	Contemporary Amperex Technology Co. Ltd. Class A	645,867
83,865	FinVolution Group ADR	663,372
366,995	Full Truck Alliance Co. Ltd. ADR	4,169,063
697,200	Fuyao Glass Industry Group Co. Ltd. Class H(1)	4,930,607
1,339,000	Geely Automobile Holdings Ltd.	2,810,964
13,113,000	Industrial & Commercial Bank of China Ltd. Class H	8,982,554
958,600	JD Logistics, Inc.*(1)	1,503,480
353,850	JD.com, Inc. Class A	5,761,182
160,000	JF SmartInvest Holdings Ltd.	754,036
323,400	Kingsoft Corp. Ltd.	1,611,310
1,556,000	Lenovo Group Ltd.	1,799,633
195,405	LexinFintech Holdings Ltd. ADR	1,533,929
100,500	Meituan Class B*(1)	1,664,023
202,900	NetEase, Inc.	4,361,610
1,267,000	New China Life Insurance Co. Ltd. Class H	4,626,970
1,664,000	People's Insurance Co. Group of China Ltd. Class H	984,782
3,148,000	PetroChina Co. Ltd. Class H	2,405,507
1,678,000	PICC Property & Casualty Co. Ltd. Class H	3,089,935
1,505,000	Ping An Insurance Group Co. of China Ltd. Class H	9,007,473
75,836	Qifu Technology, Inc. ADR	3,111,551
260,900	Sailun Group Co. Ltd. Class A	439,184
244,000	SITC International Holdings Co. Ltd.	674,841
87,200	Tencent Holdings Ltd.	5,341,082
113,321	Vipshop Holdings Ltd. ADR	1,543,432
113,513	Weibo Corp. ADR	919,455
3,057,800	Yangzijiang Shipbuilding Holdings Ltd.*	5,237,898
38,100	Yum China Holdings, Inc.	1,779,935
639,017	Yutong Bus Co. Ltd. Class A	2,361,467
		164,640,395
	Czech Republic - 0.0%
6,412	Komercni Banka AS	311,635
	Denmark - 0.2%
1,352	AP Moller - Maersk AS Class B	2,327,988
64,816	ISS AS	1,626,327
5,859	Pandora AS	872,187
		4,826,502
	Finland - 0.7%
38,625	Elisa OYJ	2,060,567
45,886	Kemira OYJ	946,815
641,173	Nordea Bank Abp	8,847,591
59,624	Orion OYJ Class B	3,733,150
		15,588,123
The accompanying notes are an integral part of these financial statements.

35

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	France - 6.2%
42,830	Accor SA	$2,110,336
374,886	AXA SA	17,730,568
165,267	BNP Paribas SA	14,002,986
243,450	Bureau Veritas SA	7,727,847
70,578	Cie de Saint-Gobain SA	7,673,098
153,917	Cie Generale des Etablissements Michelin SCA	5,628,089
24,418	Eiffage SA	3,322,624
28,008	Elis SA	718,939
314,885	Engie SA	6,508,148
48,387	Gaztransport Et Technigaz SA	7,887,216
37,091	Ipsen SA	4,313,798
16,232	IPSOS SA	768,499
173,603	Klepierre SA REIT	6,354,418
28,222	Legrand SA	3,101,593
91,004	Metropole Television SA	1,429,933
121,981	Orange SA	1,769,706
44,337	Publicis Groupe SA	4,511,156
159,735	Societe Generale SA	8,328,418
277,298	TotalEnergies SE	15,793,563
5,130	Trigano SA	609,425
24,879	Unibail-Rodamco-Westfield REIT*	2,106,133
76,037	Vinci SA	10,680,714
		133,077,207
	Georgia - 0.1%
9,786	Lion Finance Group PLC	784,963
30,563	TBC Bank Group PLC	1,932,942
		2,717,905
	Germany - 6.4%
65,977	Allianz SE	27,286,550
62,617	Bayerische Motoren Werke AG	5,311,016
9,542	Bilfinger SE	811,546
279,098	Commerzbank AG	7,387,036
33,748	Continental AG	2,638,238
347,545	Deutsche Bank AG	9,112,749
150,105	Deutsche Post AG	6,413,686
450,777	Deutsche Telekom AG	16,190,798
62,647	Freenet AG	2,605,057
20,399	GEA Group AG	1,330,824
36,718	Heidelberg Materials AG	7,340,423
7,706	HOCHTIEF AG	1,457,938
4,345	Krones AG	635,101
70,463	Mercedes-Benz Group AG	4,212,899
27,521	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	18,841,138
87,317	Siemens AG	20,105,737
84,973	Siemens Energy AG*	6,558,527
		138,239,263
	Greece - 1.0%
742,123	Alpha Services & Holdings SA	1,809,467
1,627,574	Eurobank Ergasias Services & Holdings SA Class A	4,619,096
128,765	Hellenic Telecommunications Organization SA	2,443,574
119,323	Jumbo SA	3,757,868
337,212	National Bank of Greece SA	3,578,989
194,957	OPAP SA	4,331,791
		20,540,785
	Hong Kong - 0.3%
625,000	Cathay Pacific Airways Ltd.	718,166
120,500	Johnson Electric Holdings Ltd.	219,527
1,911,000	Sino Biopharmaceutical Ltd.	959,703
131,500	Swire Pacific Ltd. Class A	1,137,167
237,000	Swire Properties Ltd.	523,763
272,000	United Laboratories International Holdings Ltd.	487,442
2,438,000	WH Group Ltd.(1)	2,180,077
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Hong Kong - 0.3% - (continued)
179,000	Wharf Real Estate Investment Co. Ltd.	$428,087
1,242,000	Youyuan International Holdings Ltd.*(2)	—
		6,653,932
	Hungary - 0.9%
332,496	Magyar Telekom Telecommunications PLC*	1,572,183
118,224	OTP Bank Nyrt	8,732,971
267,131	Richter Gedeon Nyrt	8,101,712
		18,406,866
	India - 1.8%
527,316	Axis Bank Ltd.	7,396,719
483,688	Bank of Baroda	1,431,262
1,480,995	Canara Bank	1,707,242
692,808	City Union Bank Ltd.	1,451,828
881,710	HDFC Bank Ltd.	20,027,113
275,312	Hindalco Industries Ltd.	2,034,819
164,381	IndusInd Bank Ltd.	1,632,568
92,181	LIC Housing Finance Ltd.	657,176
350,386	REC Ltd.	1,748,992
930,110	Union Bank of India Ltd.	1,385,112
		39,472,831
	Indonesia - 0.4%
8,309,700	Bank Mandiri Persero Tbk. PT	2,453,916
14,233,800	Bank Rakyat Indonesia Persero Tbk. PT	3,296,687
1,767,800	Indofood CBP Sukses Makmur Tbk. PT	1,208,706
12,322,300	Perusahaan Gas Negara Tbk. PT	1,250,425
		8,209,734
	Ireland - 0.2%
344,318	Bank of Ireland Group PLC	4,042,795
	Italy - 5.8%
2,634,411	A2A SpA	6,700,018
324,120	Banca Mediolanum SpA	4,845,548
124,327	Banca Popolare di Sondrio SpA	1,557,926
200,852	Banco BPM SpA	2,242,014
77,048	Buzzi SpA	4,037,548
220,862	Coca-Cola HBC AG*	11,501,106
1,710,278	Enel SpA	14,826,354
173,751	Eni SpA	2,488,382
286,070	Generali	10,455,211
317,407	Hera SpA	1,502,677
2,300,743	Intesa Sanpaolo SpA	12,282,022
84,743	Iren SpA	241,935
827,934	Italgas SpA	6,802,320
57,738	Lottomatica Group SpA	1,316,069
45,772	Mediobanca Banca di Credito Finanziario SpA	936,221
447,282	Poste Italiane SpA(1)	9,078,572
175,548	Recordati Industria Chimica e Farmaceutica SpA	10,358,792
927,229	Terna - Rete Elettrica Nazionale	9,220,187
256,445	UniCredit SpA	14,920,191
		125,313,093
	Ivory Coast - 0.2%
131,719	Endeavour Mining PLC	3,537,016
	Japan - 16.0%
37,500	Anycolor, Inc.	966,891
31,600	Artience Co. Ltd.	652,120
592,600	Asahi Kasei Corp.	4,129,676
133,600	BIPROGY, Inc.	4,363,129
154,500	Central Japan Railway Co.	3,251,275
131,500	Credit Saison Co. Ltd.	3,070,910
141,900	Daido Steel Co. Ltd.	1,069,205
1,076,000	Dai-ichi Life Holdings, Inc.	7,769,200
26,700	Daiseki Co. Ltd.	680,471
107,800	Daiwa House Industry Co. Ltd.	3,900,519
68,300	Ebara Corp.	1,025,988
The accompanying notes are an integral part of these financial statements.

36

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 16.0% - (continued)
190,600	ENEOS Holdings, Inc.	$917,592
11,700	FCC Co. Ltd.	240,064
180,500	Fujikura Ltd.	6,715,841
6,800	Hikari Tsushin, Inc.	1,886,167
595,900	Honda Motor Co. Ltd.	6,063,127
221,600	Iida Group Holdings Co. Ltd.	3,507,662
512,500	Inpex Corp.	6,411,115
383,800	Japan Petroleum Exploration Co. Ltd.	2,755,047
171,100	Kandenko Co. Ltd.	3,391,642
25,400	Kaneka Corp.	620,756
101,700	Kinden Corp.	2,632,428
181,500	Komatsu Ltd.	5,248,901
279,600	Kubota Corp.	3,249,061
373,200	Kyocera Corp.	4,423,065
213,100	Marubeni Corp.	3,777,977
154,100	MEITEC Group Holdings, Inc.	3,162,993
506,800	Mitsubishi Corp.	9,622,399
1,757,500	Mitsubishi UFJ Financial Group, Inc.	22,142,956
375,600	Mitsui & Co. Ltd.	7,595,053
50,300	Mitsui Mining & Smelting Co. Ltd.	1,367,505
76,400	Mitsui OSK Lines Ltd.	2,544,412
485,800	Mizuho Financial Group, Inc.	12,146,269
165,100	NGK Insulators Ltd.	2,037,336
82,800	Nifco, Inc.	2,053,097
40,300	Nippon Electric Glass Co. Ltd.	922,094
83,700	Nippon Shokubai Co. Ltd.	980,891
161,000	Nippon Television Holdings, Inc.	3,728,434
31,900	Nippon Yusen KK	1,042,265
59,700	Niterra Co. Ltd.	1,858,869
316,300	Nitto Denko Corp.	5,559,545
12,300	Nojima Corp.	221,150
103,500	NOK Corp.	1,430,247
473,400	Nomura Holdings, Inc.	2,638,524
296,400	Obayashi Corp.	4,598,698
170,300	ORIX Corp.	3,416,223
68,800	Osaka Gas Co. Ltd.	1,744,634
415,600	Panasonic Holdings Corp.	4,765,254
180,500	Park24 Co. Ltd.	2,557,361
23,200	Rakuten Bank Ltd.*	975,738
391,100	Resona Holdings, Inc.	3,137,323
173,100	Ricoh Co. Ltd.	1,820,685
334,000	Sankyo Co. Ltd.	5,083,662
243,700	Sanwa Holdings Corp.	7,998,887
52,000	SCREEN Holdings Co. Ltd.	3,457,845
141,800	SCSK Corp.	3,708,839
97,100	SG Holdings Co. Ltd.	1,022,429
125,500	Shikoku Electric Power Co., Inc.	1,031,363
27,500	Shimamura Co. Ltd.	1,829,821
222,600	Shizuoka Financial Group, Inc.	2,473,651
78,400	Sojitz Corp.	1,854,774
153,300	Sompo Holdings, Inc.	5,023,809
71,100	Stanley Electric Co. Ltd.	1,332,336
182,500	Subaru Corp.	3,304,695
270,000	Sumitomo Corp.	6,592,421
347,000	Sumitomo Electric Industries Ltd.	5,577,469
573,600	Sumitomo Mitsui Financial Group, Inc.	13,684,498
130,300	Sumitomo Mitsui Trust Group, Inc.	3,223,456
290,600	Sumitomo Rubber Industries Ltd.	3,659,603
583,200	Suzuki Motor Corp.	6,988,869
267,400	T&D Holdings, Inc.	5,689,899
15,700	Takeuchi Manufacturing Co. Ltd.	491,447
29,300	Tamron Co. Ltd.	662,428
53,600	TechnoPro Holdings, Inc.	1,195,259
63,800	TIS, Inc.	1,841,470
148,000	Tokio Marine Holdings, Inc.	5,932,188
155,900	Tokyo Gas Co. Ltd.	5,179,434
107,900	Tokyo Steel Manufacturing Co. Ltd.	1,220,003
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Japan - 16.0% - (continued)
19,800	Tokyo Tekko Co. Ltd.	$771,779
656,600	Toray Industries, Inc.	4,193,384
78,400	Tosoh Corp.	1,105,183
284,100	Toyo Tire Corp.	5,311,759
123,500	Toyoda Gosei Co. Ltd.	2,371,405
130,200	Toyota Boshoku Corp.	1,868,205
1,435,700	Toyota Motor Corp.	27,421,025
323,400	Toyota Tsusho Corp.	6,426,839
42,000	Tsubakimoto Chain Co.	510,229
27,300	TV Asahi Holdings Corp.	496,555
564,600	USS Co. Ltd.	5,627,786
5,900	Yamato Kogyo Co. Ltd.	351,337
84,700	Zenkoku Hosho Co. Ltd.	1,837,656
30,800	Zeon Corp.	302,031
		345,445,512
	Jordan - 0.1%
49,515	Hikma Pharmaceuticals PLC	1,312,126
	Malaysia - 0.4%
510,100	Hong Leong Bank Bhd.	2,364,372
11,640,900	My EG Services Bhd.	2,427,156
987,500	RHB Bank Bhd.	1,523,182
4,769,500	Sime Darby Property Bhd.	1,369,893
928,100	Westports Holdings Bhd.	914,363
		8,598,966
	Mexico - 0.7%
1,932,600	America Movil SAB de CV Series B	1,672,381
141,900	Arca Continental SAB de CV	1,494,435
190,300	Grupo Aeroportuario del Centro Norte SAB de CV	2,094,023
4,986	Grupo Aeroportuario del Sureste SAB de CV ADR	1,578,268
579,400	Grupo Financiero Banorte SAB de CV Class O	4,968,058
750,700	Grupo Mexico SAB de CV Class B	3,895,425
		15,702,590
	Netherlands - 1.5%
26,872	Euronext NV(1)	4,491,579
163,316	ING Groep NV	3,171,486
233,787	Koninklijke Ahold Delhaize NV	9,599,071
17,413	Koninklijke Heijmans NV	891,877
1,602,530	Koninklijke KPN NV	7,454,735
101,220	NN Group NV	6,206,850
		31,815,598
	Nigeria - 0.0%
115,785	Airtel Africa PLC(1)	264,973
	Norway - 0.8%
287,350	DNB Bank ASA	7,183,205
301,655	Equinor ASA	6,828,149
328,752	Orkla ASA	3,666,392
		17,677,746
	Peru - 0.1%
9,383	Credicorp Ltd.	1,897,149
	Philippines - 0.3%
633,920	BDO Unibank, Inc.	1,819,388
299,120	International Container Terminal Services, Inc.	1,829,472
69,090	Manila Electric Co.	705,063
1,668,330	Metropolitan Bank & Trust Co.	2,298,383
		6,652,306
	Poland - 0.3%
74,924	Alior Bank SA	2,030,278
104,963	Powszechna Kasa Oszczednosci Bank Polski SA	2,018,011
22,027	Santander Bank Polska SA	3,387,934
		7,436,223
The accompanying notes are an integral part of these financial statements.

37

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Portugal - 0.3%
10,115,106	Banco Comercial Portugues SA Class R	$6,469,605
	Romania - 0.1%
421,435	NEPI Rockcastle NV*	3,231,011
	Singapore - 1.5%
89,800	DBS Group Holdings Ltd.	2,917,529
364,400	Oversea-Chinese Banking Corp. Ltd.	4,509,728
922,300	Sembcorp Industries Ltd.	4,665,149
2,957,300	Singapore Telecommunications Ltd.	8,556,043
33,684	STMicroelectronics NV	765,742
360,800	United Overseas Bank Ltd.	9,582,428
387,900	UOL Group Ltd.	1,715,945
791,400	Yangzijiang Financial Holding Ltd.	431,487
		33,144,051
	South Africa - 0.7%
385,965	AVI Ltd.	1,875,747
97,949	Gold Fields Ltd. ADR	2,207,771
462,698	Growthpoint Properties Ltd. REIT	326,181
734,394	Momentum Group Ltd.	1,340,771
143,015	Mr. Price Group Ltd.	1,827,856
170,140	MTN Group Ltd.	1,126,040
9,862	Naspers Ltd. Class N	2,593,135
452,934	Truworths International Ltd.	1,809,179
214,091	Vodacom Group Ltd.	1,584,110
		14,690,790
	South Korea - 3.8%
36,620	APR Corp.*	1,941,251
30,785	Coway Co. Ltd.	1,895,447
28,651	DB Insurance Co. Ltd.	1,845,850
6,092	DoubleUGames Co. Ltd.	241,726
115,419	Hana Financial Group, Inc.	5,234,263
9,527	HD Hyundai Electric Co. Ltd.	2,073,311
6,983	Hyosung Heavy Industries Corp.	2,415,223
52,955	Hyundai Engineering & Construction Co. Ltd.	1,551,881
53,411	Hyundai Glovis Co. Ltd.	4,282,591
29,046	Hyundai Mobis Co. Ltd.	5,452,184
11,053	Hyundai Motor Co.	1,481,097
129,279	KB Financial Group, Inc.	8,170,264
36,874	Kia Corp.	2,343,463
16,172	Krafton, Inc.*	4,233,863
65,441	KT Corp.	2,391,393
175,512	LG Uplus Corp.	1,481,949
12,699	LS Electric Co. Ltd.	1,834,144
16,267	NAVER Corp.	2,288,858
344,132	Samsung Electronics Co. Ltd.	13,427,182
113,279	Shinhan Financial Group Co. Ltd.	4,093,899
76,564	SK Hynix, Inc.	9,553,126
78,730	SK Telecom Co. Ltd.	3,008,018
		81,240,983
	Spain - 5.0%
156,439	Acerinox SA	1,767,962
88,574	ACS Actividades de Construccion y Servicios SA	5,549,588
35,697	Aena SME SA(1)	8,967,654
59,858	Amadeus IT Group SA	4,711,603
114,169	Atresmedia Corp. de Medios de Comunicacion SA	720,738
876,261	Banco Bilbao Vizcaya Argentaria SA	12,025,840
1,453,096	Banco de Sabadell SA	4,239,819
2,315,657	Banco Santander SA	16,304,219
1,204,447	CaixaBank SA	9,231,130
24,165	CIE Automotive SA	638,819
358,573	Endesa SA	10,768,871
1,154,625	Iberdrola SA	20,813,102
188,807	Indra Sistemas SA	6,019,900
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Spain - 5.0% - (continued)
65,985	Naturgy Energy Group SA	$1,965,828
270,139	Repsol SA	3,302,089
		107,027,162
	Sweden - 1.5%
130,681	Betsson AB Class B	2,285,488
80,380	Billerud Aktiebolag	848,172
25,630	Loomis AB	1,066,757
171,173	Securitas AB Class B	2,712,536
180,162	Skandinaviska Enskilda Banken AB Class A	2,858,751
112,466	SSAB AB Class A	710,654
130,705	Swedish Orphan Biovitrum AB*	3,975,354
486,459	Tele2 AB Class B	7,177,230
473,625	Telefonaktiebolaget LM Ericsson Class B	4,000,890
272,255	Telia Co. AB	1,022,718
34,453	Trelleborg AB Class B	1,187,997
173,871	Volvo AB Class B	4,726,426
		32,572,973
	Switzerland - 1.2%
955	dormakaba Holding AG	805,597
3,465	Sulzer AG	586,487
7,397	Swisscom AG	4,932,934
28,150	Zurich Insurance Group AG	19,965,966
		26,290,984
	Taiwan - 3.3%
284,000	Accton Technology Corp.	5,289,875
224,000	Asustek Computer, Inc.	4,096,264
26,000	AURAS Technology Co. Ltd.	400,964
280,000	Bizlink Holding, Inc.	4,739,892
144,000	Catcher Technology Co. Ltd.	980,239
52,000	Chroma ATE, Inc.	475,565
159,000	Delta Electronics, Inc.	1,666,033
82,000	Eclat Textile Co. Ltd.*	1,068,819
314,000	Elite Material Co. Ltd.	5,464,676
108,000	Fusheng Precision Co. Ltd.	1,204,708
497,000	Gold Circuit Electronics Ltd.	2,989,796
22,000	Lotes Co. Ltd.	865,034
243,000	MediaTek, Inc.	10,325,816
198,000	Nien Made Enterprise Co. Ltd.	2,424,675
139,000	Quanta Computer, Inc.*	1,044,263
373,000	Realtek Semiconductor Corp.	6,131,771
209,000	San Fang Chemical Industry Co. Ltd.	256,995
162,000	Taiwan Hon Chuan Enterprise Co. Ltd.	784,028
563,000	Taiwan Semiconductor Manufacturing Co. Ltd.	15,952,352
80,000	Tong Yang Industry Co. Ltd.	329,177
207,000	Tripod Technology Corp.	1,195,163
1,633,000	Yang Ming Marine Transport Corp.	3,488,868
		71,174,973
	Thailand - 0.5%
866,400	Advanced Info Service PCL NVDR	7,642,231
6,367,100	Krung Thai Bank PCL NVDR	4,154,896
		11,797,127
	United Kingdom - 10.2%
282,797	AG Barr PLC	2,616,796
103,874	Anglogold Ashanti PLC	4,379,328
553,658	Assura PLC REIT	358,036
44,068	AstraZeneca PLC	6,313,481
188,095	Balfour Beatty PLC	1,150,459
2,753,567	Barclays PLC	10,969,223
698,248	Barratt Redrow PLC	4,353,010
357,960	Beazley PLC	4,241,349
83,227	Bellway PLC	2,987,993
1,556,113	BT Group PLC	3,611,669
1,107,179	Centrica PLC	2,370,505
39,073	Coca-Cola Europacific Partners PLC	3,545,484
The accompanying notes are an integral part of these financial statements.

38

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	United Kingdom - 10.2% - (continued)
867,130	Direct Line Insurance Group PLC	$3,275,150
167,259	Dunelm Group PLC	2,456,232
224,171	Gamma Communications PLC	3,985,363
35,003	Hill & Smith PLC	841,481
2,484,503	HSBC Holdings PLC	27,687,229
149,509	IG Group Holdings PLC	2,130,948
279,580	IMI PLC	6,635,219
229,096	Informa PLC	2,238,023
7,182	InterContinental Hotels Group PLC	766,391
78,810	Intertek Group PLC	4,840,109
1,169,229	ITV PLC	1,260,186
68,241	JET2 PLC	1,444,081
13,181,587	Lloyds Banking Group PLC	12,950,615
1,551,118	Mitie Group PLC	2,991,123
781,061	MONY Group PLC	2,113,920
912,205	National Grid PLC	13,166,859
1,859,518	NatWest Group PLC	11,960,956
83,405	Next PLC	13,759,865
181,348	Persimmon PLC	3,138,403
120,858	Reckitt Benckiser Group PLC	7,800,965
734,709	Rotork PLC	2,991,565
116,030	Severn Trent PLC	4,315,998
279,766	Smiths Group PLC	6,971,655
74,394	St. James's Place PLC	937,762
604,916	Standard Chartered PLC	8,712,760
1,505,715	Taylor Wimpey PLC	2,365,941
846,101	Tesco PLC	4,187,355
203,693	Trainline PLC*(1)	797,873
158,409	Unilever PLC	10,085,882
48,289	UNITE Group PLC REIT	554,793
401,388	United Utilities Group PLC	6,034,612
59,286	Volution Group PLC	448,780
81,448	Zigup PLC	340,085
		221,085,512
	United States - 5.9%
2,151,742	BP PLC	9,935,434
288,501	GSK PLC	5,707,327
93,732	Holcim AG*	10,474,353
196,597	Novartis AG	22,423,305
74,702	Roche Holding AG	24,426,535
207,756	Sanofi SA	22,726,809
10,852	Schneider Electric SE	2,535,524
535,346	Shell PLC	17,288,535
226,179	Stellantis NV	2,104,692
53,152	Swiss Re AG	9,541,008
		127,163,522
	Total Common Stocks (cost $1,718,963,753)	$2,115,556,242
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.3%
	Brazil - 0.2%
1,052,100	Marcopolo SA (Preference Shares)(3)		$1,305,125
484,000	Petroleo Brasileiro SA (Preference Shares)(3)		2,557,670
			3,862,795
	Chile - 0.0%
99,640	Embotelladora Andina SA (Preference Shares)(3)		426,176
	Germany - 0.1%
38,931	FUCHS SE (Preference Shares)(3)		1,952,103
	Total Preferred Stocks (cost $6,675,356)		$6,241,074
	Total Long-Term Investments (cost $1,725,639,109)		$2,121,797,316
	Total Investments (cost $1,725,639,109)	98.3%	$2,121,797,316
	Other Assets and Liabilities	1.7%	36,898,464
	Net Assets	100.0%	$2,158,695,780
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$37,670,825, representing 1.7% of net assets.

(2)	Investment valued using significant unobservable inputs.
(3)	Currently no rate available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	74	06/20/2025	$9,230,390	$164,171
Total futures contracts				$164,171
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

39

Hartford Schroders International Multi-Cap Value Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$2,115,556,242	$236,164,277	$1,879,391,965	$—
Preferred Stocks	6,241,074	4,288,971	1,952,103	—
Futures Contracts(2)	164,171	164,171	—	—
Total	$2,121,961,487	$240,617,419	$1,881,344,068	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

40

Hartford Schroders International Stock Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 97.9%
	Austria - 1.7%
1,939,670	Erste Group Bank AG	$131,357,573
	Brazil - 3.2%
65,450	MercadoLibre, Inc.*	152,554,133
7,454,672	NU Holdings Ltd. Class A*	92,661,573
		245,215,706
	China - 7.0%
3,236,836	Contemporary Amperex Technology Co. Ltd. Class A	103,493,308
6,740,500	Meituan Class B*(1)	111,605,410
3,033,800	Tencent Holdings Ltd.	185,823,108
10,123,626	Tencent Music Entertainment Group ADR	135,859,061
		536,780,887
	Denmark - 0.8%
4,396,476	Vestas Wind Systems AS	58,614,695
	France - 4.0%
545,635	EssilorLuxottica SA	157,226,355
1,356,246	Legrand SA	149,051,183
		306,277,538
	Germany - 7.8%
3,875,503	Infineon Technologies AG	128,368,463
1,009,815	SAP SE	295,460,471
742,440	Siemens AG	170,955,290
		594,784,224
	India - 2.2%
2,355,020	HDFC Bank Ltd. ADR	171,186,404
	Indonesia - 1.4%
201,294,600	Bank Central Asia Tbk. PT	107,026,387
	Italy - 1.7%
6,699,277	FinecoBank Banca Fineco SpA	134,058,731
	Japan - 14.4%
2,500,100	ITOCHU Corp.	127,862,453
332,700	Keyence Corp.	139,099,045
15,209,700	Mitsubishi UFJ Financial Group, Inc.	191,628,856
7,372,900	MS&AD Insurance Group Holdings, Inc.	167,584,523
2,068,900	Recruit Holdings Co. Ltd.	114,648,615
500,200	Shimano, Inc.	70,470,834
6,654,200	Sony Group Corp.	175,556,323
6,108,600	Terumo Corp.	116,923,010
		1,103,773,659
	Netherlands - 4.0%
271,788	ASML Holding NV	181,946,271
1,437,199	Heineken NV	128,651,107
		310,597,378
	Norway - 1.4%
4,464,990	DNB Bank ASA	111,616,283
	Spain - 3.2%
10,249,265	Bankinter SA	119,393,036
6,937,979	Iberdrola SA	125,062,996
		244,456,032
	Sweden - 1.8%
10,482,927	Svenska Handelsbanken AB Class A	137,219,525
	Switzerland - 5.5%
14,008	Chocoladefabriken Lindt & Spruengli AG	204,152,513
Shares or Principal Amount			Market Value†
COMMON STOCKS - 97.9% - (continued)
	Switzerland - 5.5% - (continued)
884,425	Cie Financiere Richemont SA Class A		$156,282,496
81,593	Lonza Group AG		58,625,321
			419,060,330
	Taiwan - 4.3%
11,584,000	Taiwan Semiconductor Manufacturing Co. Ltd.		328,227,441
	United Kingdom - 13.7%
836,287	AstraZeneca PLC		119,812,164
3,326,404	Bunzl PLC		104,530,622
4,741,214	Diageo PLC		133,135,137
155,960,166	Lloyds Banking Group PLC		153,227,377
2,133,902	Reckitt Benckiser Group PLC		137,735,978
2,984,552	RELX PLC		162,882,348
3,738,152	Unilever PLC		238,007,692
			1,049,331,318
	United States - 19.8%
546,136	ARM Holdings PLC ADR*		62,286,811
23,309	Booking Holdings, Inc.		118,859,118
572,887	Ferguson Enterprises, Inc.		97,196,008
8,043,579	GSK PLC		159,123,671
28,912,405	Haleon PLC		145,483,469
1,492,813	Liberty Media Corp.-Liberty Formula One Class C*		132,367,729
315,222	Lululemon Athletica, Inc.*		85,352,661
657,233	Roche Holding AG		214,906,222
1,309,226	Sanofi SA		143,218,627
667,042	Schneider Electric SE		155,851,528
6,205,968	Shell PLC		201,883,258
			1,516,529,102
	Total Common Stocks (cost $6,160,250,530)		$7,506,113,213
	Total Investments (cost $6,160,250,530)	97.9%	$7,506,113,213
	Other Assets and Liabilities	2.1%	160,465,530
	Net Assets	100.0%	$7,666,578,743
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$111,605,410, representing 1.5% of net assets.

The accompanying notes are an integral part of these financial statements.

41

Hartford Schroders International Stock Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks	$7,506,113,213	$1,048,323,498	$6,457,789,715	$—
Total	$7,506,113,213	$1,048,323,498	$6,457,789,715	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

42

Hartford International/Global Equity Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
UBS	UBS AG
Currency Abbreviations:
JPY	Japan Yen
USD	United States Dollar
Index Abbreviations:
EAFE	Europe, Australasia and Far East
SPI	Share Price Index
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
CDI	Chess Depositary Interest
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
JSC	Joint Stock Company
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka

43

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Assets:
Investments in securities, at market value	$113,476,442	$383,461,057	$252,963,483	$594,631,931
Repurchase agreements	269,908	1,799,207	1,721,841	3,173,720
Cash	1,981,389	7,004,364	6,707,472	12,292,065
Cash collateral due from broker on futures contracts	—	163,863	—	1,166,352
Foreign currency	46,506	484,751	1,070	514,535
Receivables:
From affiliates	7,853	14,187	6,103	—
Investment securities sold	243,848	—	1,072,911	1,586,815
Fund shares sold	71,763	5,083,027	497,062	300,907
Dividends and interest	67,217	1,108,981	421,562	2,076,939
Variation margin on futures contracts	—	8,711	—	98,709
Tax reclaims	256,143	31,451	54,684	2,536,899
Other assets	83,997	78,205	93,877	54,308
Total assets	116,505,066	399,237,804	263,540,065	618,433,180
Liabilities:
Payables:
Investment securities purchased	118,945	—	3,442,935	782,805
Fund shares redeemed	231,572	830,350	72,489	322,469
Investment management fees	57,190	271,307	125,131	221,422
Transfer agent fees	22,365	40,023	48,771	222,898
Accounting services fees	6,036	19,672	11,889	32,166
Chief Compliance Officer fees	133	360	237	628
Board of Directors' fees	444	1,083	753	2,068
Foreign taxes	—	567,878	201,361	573,983
Distribution fees	933	493	1,453	10,462
Accrued expenses	31,295	166,395	30,088	84,604
Total liabilities	468,913	1,897,561	3,935,107	2,253,505
Net assets	$116,036,153	$397,340,243	$259,604,958	$616,179,675
Summary of Net Assets:
Capital stock and paid-in-capital	$97,617,822	$370,559,003	$251,014,203	$490,972,525
Distributable earnings (loss)	18,418,331	26,781,240	8,590,755	125,207,150
Net assets	$116,036,153	$397,340,243	$259,604,958	$616,179,675
Shares authorized	175,000,000	710,000,000	225,000,000	560,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$16.17	$10.25	$15.62	$12.97
Maximum offering price per share	17.11	10.85	16.53	13.72
Shares outstanding	2,233,599	2,004,345	3,432,935	37,203,986
Net Assets	$36,107,023	$20,543,731	$53,622,489	$482,425,526
Class C:Net asset value per share	$15.67	$10.08	$15.08	$12.94
Shares outstanding	141,857	69,628	74,406	295,005
Net Assets	$2,222,861	$701,903	$1,121,958	$3,818,265
Class I:Net asset value per share	$15.88	$10.24	$15.57	$13.14
Shares outstanding	1,179,428	8,233,152	2,862,033	3,747,350
Net Assets	$18,733,512	$84,274,361	$44,576,104	$49,240,712
Class R3:Net asset value per share	$15.91	$10.21	$15.34	$12.93
Shares outstanding	7,998	33,814	393,161	511,785
Net Assets	$127,288	$345,283	$6,031,089	$6,616,114
Class R4:Net asset value per share	$15.91	$10.46	$15.58	$13.04
Shares outstanding	724	18,502	66,792	175,289
Net Assets	$11,521	$193,542	$1,040,687	$2,285,985
Class R5:Net asset value per share	$15.76	$10.13	$15.43	$11.28
Shares outstanding	7,642	2,869	52,344	41,067
Net Assets	$120,460	$29,066	$807,820	$463,266
The accompanying notes are an integral part of these financial statements.

44

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Class R6:Net asset value per share	$15.69	$10.22	$15.44	$13.21
Shares outstanding	503,396	415,236	1,698,767	602,178
Net Assets	$7,896,227	$4,245,759	$26,221,790	$7,954,654
Class Y:Net asset value per share	$16.14	$10.20	$15.47	$13.16
Shares outstanding	424,807	5,297,421	1,169,774	386,844
Net Assets	$6,855,407	$54,012,117	$18,095,277	$5,089,271
Class F:Net asset value per share	$16.33	$10.15	$15.55	$13.21
Shares outstanding	2,692,158	22,957,783	6,950,821	4,411,575
Net Assets	$43,961,854	$232,994,481	$108,087,744	$58,285,882
Cost of investments	$94,886,623	$343,464,512	$204,966,292	$470,631,618
Cost of foreign currency	$46,324	$479,089	$987	$513,537
The accompanying notes are an integral part of these financial statements.

45

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund
Assets:
Investments in securities, at market value(1)	$299,363,968	$3,610,209,210	$7,454,163,334	$15,573,098	$55,597,278	$5,188,540,632
Repurchase agreements	85,290	23,441,672	44,576,892	—	—	—
Cash	351,575	90,885,547	172,768,877	783,611	1,006,274	146,804,871
Cash collateral due from broker on futures contracts	—	—	5,322,041	—	—	—
Foreign currency	816	1,070,339	1,717,537	1,977	40,026	8,601,994
Receivables:
From affiliates	16,464	—	—	10,739	18,082	—
Investment securities sold	2,652,632	88,800,742	4,199,869	—	445,773	11,362,431
Fund shares sold	114,826	3,504,726	135,895,359	—	4,227	2,569,044
Dividends and interest	505,031	11,622,515	52,077,605	—	94,549	4,601,892
Securities lending income	—	—	9	—	—	—
Tax reclaims	1,306,395	7,468,265	11,117,379	—	2,503	493,406
Other assets	82,998	95,871	162,168	60,324	51,757	142,070
Total assets	304,479,995	3,837,098,887	7,882,001,070	16,429,749	57,260,469	5,363,116,340
Liabilities:
Obligation to return securities lending collateral	—	—	15,819	—	—	—
Payables:
Investment securities purchased	348,341	52,638,072	65,852,602	—	536,716	11,532,585
Fund shares redeemed	200,194	4,576,382	5,241,948	—	158	10,094,677
Investment management fees	186,639	1,931,356	4,526,489	11,931	37,557	3,888,711
Transfer agent fees	59,130	481,040	1,573,998	819	288	786,750
Accounting services fees	16,360	149,590	203,862	429	3,370	258,804
Chief Compliance Officer fees	310	3,722	5,235	16	61	6,404
Board of Directors' fees	1,026	11,948	14,520	53	187	18,891
Variation margin on futures contracts	—	—	165,466	—	—	—
Foreign taxes	—	5,943,258	631,607	—	138,762	30,745,304
Distribution fees	2,210	11,431	4,534	27	—	2,606
Accrued expenses	38,918	187,801	170,045	23,017	54,628	465,797
Total liabilities	853,128	65,934,600	78,406,125	36,292	771,727	57,800,529
Net assets	$303,626,867	$3,771,164,287	$7,803,594,945	$16,393,457	$56,488,742	$5,305,315,811
Summary of Net Assets:
Capital stock and paid-in-capital	$218,823,208	$2,922,772,688	$6,722,715,914	$44,299,790	$47,460,154	$5,005,224,217
Distributable earnings (loss)	84,803,659	848,391,599	1,080,879,031	(27,906,333)	9,028,588	300,091,594
Net assets	$303,626,867	$3,771,164,287	$7,803,594,945	$16,393,457	$56,488,742	$5,305,315,811
Shares authorized	485,000,000	925,000,000	1,230,000,000	300,000,000	650,000,000	1,545,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0001	$0.0001	$0.0001
Class A:Net asset value per share	$17.83	$19.85	$20.44	$10.13	$8.92	$17.15
Maximum offering price per share	18.87	21.01	21.63	10.72	9.44	18.15
Shares outstanding	5,735,411	21,015,174	8,524,603	53,751	9,273	6,509,782
Net Assets	$102,281,774	$417,078,198	$174,203,325	$544,474	$82,749	$111,626,353
Class C:Net asset value per share	$15.83	$16.84	$20.24	$9.94	$8.93	$17.00
Shares outstanding	65,421	525,563	459,715	19,358	1,336	132,642
Net Assets	$1,035,565	$8,852,146	$9,302,769	$192,479	$11,925	$2,254,673
Class I:Net asset value per share	$17.68	$19.70	$20.55	$10.14	$8.92	$17.11
Shares outstanding	1,492,019	17,259,349	207,755,742	47,160	27,443	74,055,127
Net Assets	$26,375,115	$340,026,423	$4,268,523,568	$478,157	$244,773	$1,266,820,650
Class R3:Net asset value per share	$18.00	$20.29	$20.50	$—	$—	$17.01
Shares outstanding	37,934	1,195,494	77,453	—	—	8,012
Net Assets	$682,824	$24,261,718	$1,587,694	$—	$—	$136,314
Class R4:Net asset value per share	$18.43	$20.72	$20.40	$—	$—	$17.16
Shares outstanding	42,782	2,839,970	387,312	—	—	390,739
Net Assets	$788,281	$58,854,357	$7,902,549	$—	$—	$6,705,727
The accompanying notes are an integral part of these financial statements.

46

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund
Class R5:Net asset value per share	$18.61	$20.91	$20.63	$—	$—	$17.26
Shares outstanding	22,681	9,735,200	2,720,531	—	—	1,845
Net Assets	$422,081	$203,534,857	$56,124,165	$—	$—	$31,850
Class R6:Net asset value per share	$18.68	$21.05	$21.13	$—	$—	$—
Shares outstanding	124,366	59,063,934	20,732,759	—	—	—
Net Assets	$2,323,537	$1,243,078,699	$437,989,817	$—	$—	$—
Class Y:Net asset value per share	$18.63	$21.05	$21.10	$10.16	$8.93	$17.26
Shares outstanding	99,639	35,763,235	71,257,876	13,589	1,836	5,188,130
Net Assets	$1,856,585	$752,701,380	$1,503,792,012	$138,015	$16,393	$89,540,280
Class F:Net asset value per share	$17.70	$19.70	$20.57	$10.16	$8.89	$17.11
Shares outstanding	9,484,514	36,692,464	65,356,430	1,230,292	2,041,705	111,693,887
Net Assets	$167,861,105	$722,776,509	$1,344,169,046	$12,498,445	$18,143,280	$1,910,711,657
Class SDR:Net asset value per share	$—	$—	$—	$10.17	$8.89	$17.14
Shares outstanding	—	—	—	250,048	4,275,562	111,856,089
Net Assets	$—	$—	$—	$2,541,887	$37,989,622	$1,917,488,307
Cost of investments	$202,803,196	$2,828,261,888	$6,470,380,755	$16,451,749	$44,329,669	$3,546,061,063
Cost of foreign currency	$816	$1,073,216	$1,717,502	$1,929	$39,988	$8,538,997
(1) Includes Investment in securities on loan, at market value	$—	$—	$13,942,002	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

47

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Assets:
Investments in securities, at market value	$96,701,748	$2,121,797,316	$7,506,113,213
Cash	3,200,455	18,360,733	105,878,507
Cash collateral due from broker on futures contracts	—	433,433	—
Foreign currency	81,629	1,798,551	1,094,086
Receivables:
From affiliates	6,701	—	—
Investment securities sold	119	17,666,355	—
Fund shares sold	47,745	1,482,900	29,242,467
Dividends and interest	416,536	10,423,049	27,440,217
Securities lending income	—	115	—
Tax reclaims	89,044	5,511,779	16,573,263
Other assets	63,241	75,838	193,962
Total assets	100,607,218	2,177,550,069	7,686,535,715
Liabilities:
Unrealized depreciation on foreign currency contracts	9,734	—	—
Payables:
Investment securities purchased	1,088,274	15,311,334	—
Fund shares redeemed	157,508	1,647,006	14,553,426
Investment management fees	49,129	1,178,285	3,871,945
Transfer agent fees	2,188	267,114	1,129,877
Accounting services fees	206	92,883	256,984
Chief Compliance Officer fees	60	2,112	6,677
Board of Directors' fees	176	6,960	19,830
Variation margin on futures contracts	—	17,793	—
Foreign taxes	—	214,005	—
Distribution fees	22	3,609	9,664
Accrued expenses	27,701	113,188	108,569
Total liabilities	1,334,998	18,854,289	19,956,972
Net assets	$99,272,220	$2,158,695,780	$7,666,578,743
Summary of Net Assets:
Capital stock and paid-in-capital	$87,472,875	$1,862,791,464	$6,475,752,839
Distributable earnings (loss)	11,799,345	295,904,316	1,190,825,904
Net assets	$99,272,220	$2,158,695,780	$7,666,578,743
Shares authorized	350,000,000	865,000,000	990,000,000
Par value	$—	$0.0001	$0.0001
Class A:Net asset value per share	$14.42	$11.32	$19.84
Maximum offering price per share	15.26	11.98	20.99
Shares outstanding	34,910	10,062,111	18,956,279
Net Assets	$503,300	$113,870,623	$376,117,368
Class C:Net asset value per share	$14.54	$11.25	$18.75
Shares outstanding	10,718	530,758	1,149,834
Net Assets	$155,836	$5,972,971	$21,558,547
Class I:Net asset value per share	$14.39	$11.31	$19.16
Shares outstanding	2,761,572	48,346,582	214,290,290
Net Assets	$39,731,352	$546,728,749	$4,106,143,295
Class R3:Net asset value per share	$—	$11.28	$19.02
Shares outstanding	—	1,557,651	216,969
Net Assets	$—	$17,570,607	$4,125,761
Class R4:Net asset value per share	$—	$11.29	$19.14
Shares outstanding	—	337,703	178,056
Net Assets	$—	$3,811,163	$3,408,554
The accompanying notes are an integral part of these financial statements.

48

Hartford International/Global Equity Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Schroders International Contrarian Value Fund	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Class R5:Net asset value per share	$14.39	$11.30	$19.17
Shares outstanding	10,014	1,333,044	1,535,497
Net Assets	$144,102	$15,059,367	$29,440,439
Class Y:Net asset value per share	$14.39	$11.30	$19.23
Shares outstanding	54,055	21,274,713	1,839,873
Net Assets	$777,703	$240,399,807	$35,376,975
Class F:Net asset value per share	$14.38	$11.32	$19.19
Shares outstanding	2,947,012	34,796,739	104,272,632
Net Assets	$42,374,785	$393,768,595	$2,000,742,940
Class SDR:Net asset value per share	$14.38	$11.30	$19.17
Shares outstanding	1,083,786	72,730,424	56,841,533
Net Assets	$15,585,142	$821,513,898	$1,089,664,864
Cost of investments	$86,217,682	$1,725,639,109	$6,160,250,530
Cost of foreign currency	$82,009	$1,793,248	$1,086,180
The accompanying notes are an integral part of these financial statements.

49

Hartford International/Global Equity Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Climate Opportunities Fund	Hartford Emerging Markets Equity Fund	Hartford Global Impact Fund	Hartford International Equity Fund
Investment Income:
Dividends	$866,686	$6,627,214	$1,785,140	$7,351,182
Interest	53,126	176,019	145,686	285,555
Securities lending — net	53	2,738	414	9,418
Less: Foreign tax withheld	(51,961)	(784,318)	(80,387)	(780,216)
Total investment income, net	867,904	6,021,653	1,850,853	6,865,939
Expenses:
Investment management fees	384,923	1,616,201	784,707	1,372,533
Transfer agent fees
Class A	25,161	24,273	56,554	431,539
Class C	2,033	1,016	1,577	4,985
Class I	14,634	36,791	37,743	23,561
Class R3	351	284	6,536	8,180
Class R4	11	157	913	1,852
Class R5	868	19	440	267
Class R6	84	18	507	135
Class Y	4,047	30,921	3,253	2,816
Class F	542	351	441	613
Distribution fees
Class A	48,098	25,778	66,773	585,808
Class C	11,980	4,062	6,308	19,941
Class R3	808	715	15,068	18,591
Class R4	175	241	1,355	2,729
Custodian fees	5,415	66,803	3,598	56,285
Registration and filing fees	62,656	65,137	67,334	60,968
Accounting services fees	12,417	35,715	24,162	56,508
Board of Directors' fees	1,592	4,317	3,077	7,332
Chief Compliance Officer fees	129	349	246	601
Audit and tax fees	17,353	46,381	17,073	34,713
Other expenses	17,539	32,924	26,299	48,523
Total expenses (before waivers, reimbursements and fees paid indirectly)	610,816	1,992,453	1,123,964	2,738,480
Expense waivers	(44,714)	(88,472)	(30,936)	—
Distribution fee reimbursements	(105)	(122)	(2,488)	(14,392)
Commission recapture	(305)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(45,124)	(88,594)	(33,424)	(14,392)
Total expenses	565,692	1,903,859	1,090,540	2,724,088
Net Investment Income (Loss)	302,212	4,117,794	760,313	4,141,851
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,359,098	12,579,711	2,988,071	13,190,643
Less: Foreign taxes paid on realized capital gains	—	(893,270)	(33,628)	(13,936)
Futures contracts	—	222,024	—	(595,392)
Other foreign currency transactions	(8,166)	(230,721)	4,574	(26,567)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	1,350,932	11,677,744	2,959,017	12,554,748
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(4,938,968)	(7,489,027)	(4,268,883)	19,602,646
Futures contracts	—	(163,877)	—	837,531
Translation of other assets and liabilities in foreign currencies	13,642	4,543	19,798	224,792
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(4,925,326)	(7,648,361)	(4,249,085)	20,664,969
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(3,574,394)	4,029,383	(1,290,068)	33,219,717
Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,272,182)	$8,147,177	$(529,755)	$37,361,568
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$1,550,370	$45,034	$230,144
The accompanying notes are an integral part of these financial statements.

50

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford International Growth Fund	The Hartford International Opportunities Fund	The Hartford International Value Fund
Investment Income:
Dividends	$1,388,311	$38,523,491	$135,999,562
Interest	113,659	1,577,415	3,459,162
Securities lending — net	—	28,766	217,178
Less: Foreign tax withheld	(149,913)	(2,929,231)	(14,618,178)
Total investment income, net	1,352,057	37,200,441	125,057,724
Expenses:
Investment management fees	1,204,787	11,952,189	23,596,554
Transfer agent fees
Class A	101,899	299,944	92,050
Class C	1,372	8,314	4,610
Class I	16,917	146,323	2,358,533
Class R3	636	26,802	1,024
Class R4	677	51,392	5,293
Class R5	358	100,163	26,608
Class R6	44	17,616	8,202
Class Y	982	350,066	647,462
Class F	1,141	4,815	2,153
Distribution fees
Class A	128,161	506,209	189,706
Class C	5,490	45,647	37,490
Class R3	1,599	60,913	2,840
Class R4	1,091	75,820	10,104
Custodian fees	10,380	57,903	81,806
Registration and filing fees	61,656	81,232	143,737
Accounting services fees	30,475	278,888	399,312
Board of Directors' fees	3,740	44,822	67,414
Chief Compliance Officer fees	309	3,623	5,692
Audit and tax fees	19,176	30,201	31,262
Other expenses	33,941	169,735	225,864
Total expenses (before waivers, reimbursements and fees paid indirectly)	1,624,831	14,312,617	27,937,716
Expense waivers	(67,697)	—	—
Transfer agent fee waivers	—	—	(701,226)
Distribution fee reimbursements	(2,275)	(5,687)	(118)
Total waivers, reimbursements and fees paid indirectly	(69,972)	(5,687)	(701,344)
Total expenses	1,554,859	14,306,930	27,236,372
Net Investment Income (Loss)	(202,802)	22,893,511	97,821,352
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	10,254,009	170,711,873	122,559,665
Less: Foreign taxes paid on realized capital gains	—	—	2,893
Futures contracts	—	—	864,395
Other foreign currency transactions	(14,584)	(109,392)	(700,675)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	10,239,425	170,602,481	122,726,278
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	6,293,608	80,235,094	567,099,973
Futures contracts	—	—	4,799,213
Translation of other assets and liabilities in foreign currencies	75,682	995,942	2,851,330
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	6,369,290	81,231,036	574,750,516
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	16,608,715	251,833,517	697,476,794
Net Increase (Decrease) in Net Assets Resulting from Operations	$16,405,913	$274,727,028	$795,298,146
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(422,218)	$44,766
The accompanying notes are an integral part of these financial statements.

51

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Schroders China A Fund	Hartford Schroders Diversified Emerging Markets Fund	Hartford Schroders Emerging Markets Equity Fund	Hartford Schroders International Contrarian Value Fund
Investment Income:
Dividends	$46,811	$828,167	$64,718,328	$1,574,822
Interest	12,070	12,223	3,569,845	48,698
Securities lending — net	—	54	8,234	3,154
Less: Foreign tax withheld	(4,681)	(84,777)	(7,258,762)	(136,053)
Total investment income, net	54,200	755,667	61,037,645	1,490,621
Expenses:
Investment management fees	71,926	252,525	28,375,194	255,323
Transfer agent fees
Class A	645	86	732,197	215
Class C	156	14	1,408	—
Class I	498	306	1,650,417	4,829
Class R3	—	—	131	—
Class R4	—	—	5,098	—
Class R5	—	—	19	—
Class Y	64	9	49,180	59
Class F	106	68	1,322	—
Class SDR	52	186	6,649	82
Distribution fees
Class A	674	93	946,109	424
Class C	1,002	57	12,748	614
Class R3	—	—	318	—
Class R4	—	—	8,220	—
Custodian fees	5,271	29,847	579,064	4,582
Registration and filing fees	41,718	39,742	106,593	50,292
Accounting services fees	1,553	6,013	487,239	3,539
Board of Directors' fees	189	740	77,805	850
Chief Compliance Officer fees	16	61	6,448	83
Audit and tax fees	16,037	31,807	38,095	18,351
Other expenses	7,780	8,689	279,359	8,656
Total expenses (before waivers, reimbursements and fees paid indirectly)	147,687	370,243	33,363,613	347,899
Expense waivers	(64,774)	(102,279)	—	(52,877)
Transfer agent fee waivers	—	—	(22,892)	—
Distribution fee reimbursements	(806)	(59)	(110)	(638)
Total waivers, reimbursements and fees paid indirectly	(65,580)	(102,338)	(23,002)	(53,515)
Total expenses	82,107	267,905	33,340,611	294,384
Net Investment Income (Loss)	(27,907)	487,762	27,697,034	1,196,237
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	423,575	805,108	54,929,756	296,981
Less: Foreign taxes paid on realized capital gains	—	(27,863)	(2,282,834)	—
Futures contracts	—	(110,076)	(526,074)	—
Foreign currency contracts	—	—	—	407,085
Other foreign currency transactions	(3,562)	(35,675)	(1,887,825)	(37,733)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	420,013	631,494	50,233,023	666,333
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(908,657)	393,884	(88,512,143)	8,482,689
Foreign currency contracts	—	—	—	(10,030)
Translation of other assets and liabilities in foreign currencies	94	4,365	359,000	14,126
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(908,563)	398,249	(88,153,143)	8,486,785
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(488,550)	1,029,743	(37,920,120)	9,153,118
Net Increase (Decrease) in Net Assets Resulting from Operations	$(516,457)	$1,517,505	$(10,223,086)	$10,349,355
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$55,248	$6,733,960	$—
The accompanying notes are an integral part of these financial statements.

52

Hartford International/Global Equity Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Schroders International Multi-Cap Value Fund	Hartford Schroders International Stock Fund
Investment Income:
Dividends	$39,729,286	$94,943,764
Interest	148,000	3,937,311
Securities lending — net	55,809	698,512
Less: Foreign tax withheld	(4,385,675)	(10,347,954)
Total investment income, net	35,547,420	89,231,633
Expenses:
Investment management fees	7,160,902	22,768,738
Transfer agent fees
Class A	66,074	183,478
Class C	3,900	12,063
Class I	323,638	2,137,310
Class R3	17,761	3,354
Class R4	3,611	2,650
Class R5	9,256	16,041
Class Y	126,191	19,743
Class F	4,641	7,722
Class SDR	10,179	12,076
Distribution fees
Class A	133,967	437,936
Class C	31,037	103,596
Class R3	41,100	9,450
Class R4	5,309	3,948
Custodian fees	79,538	118,339
Registration and filing fees	68,318	135,269
Accounting services fees	167,944	497,961
Board of Directors' fees	25,051	82,418
Chief Compliance Officer fees	2,032	6,794
Audit and tax fees	35,493	31,005
Other expenses	92,891	302,751
Total expenses (before waivers, reimbursements and fees paid indirectly)	8,408,833	26,892,642
Transfer agent fee waivers	—	(191,138)
Distribution fee reimbursements	(5,938)	(318)
Total waivers, reimbursements and fees paid indirectly	(5,938)	(191,456)
Total expenses	8,402,895	26,701,186
Net Investment Income (Loss)	27,144,525	62,530,447
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	43,810,656	109,803,078
Less: Foreign taxes paid on realized capital gains	—	229,593
Futures contracts	(458,465)	—
Foreign currency contracts	2,076,464	—
Other foreign currency transactions	(630,663)	(1,292,970)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	44,797,992	108,739,701
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	143,857,259	286,676,055
Futures contracts	164,171	—
Foreign currency contracts	151,816	—
Translation of other assets and liabilities in foreign currencies	748,280	1,889,427
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	144,921,526	288,565,482
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	189,719,518	397,305,183
Net Increase (Decrease) in Net Assets Resulting from Operations	$216,864,043	$459,835,630
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$130,875	$—
The accompanying notes are an integral part of these financial statements.

53

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets

	Hartford Climate Opportunities Fund		Hartford Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$302,212	$756,314	$4,117,794	$7,528,586
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,350,932	8,916,172	11,677,744	48,171,982
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(4,925,326)	23,487,299	(7,648,361)	50,193,070
Net Increase (Decrease) in Net Assets Resulting from Operations	(3,272,182)	33,159,785	8,147,177	105,893,638
Distributions to Shareholders:
Class A	(914,123)	(136,773)	(534,302)	(692,072)
Class C	(51,622)	—	(15,670)	(33,631)
Class I	(611,809)	(171,213)	(1,539,268)	(1,637,160)
Class R3	(11,158)	(722)	(7,231)	(8,503)
Class R4	(281)	(47)	(4,796)	(4,031)
Class R5	(94,657)	(44,279)	(937)	(1,060)
Class R6	(114,881)	(36,169)	(32,329)	(17,749)
Class Y	(203,487)	(70,168)	(1,884,286)	(9,021,546)
Class F	(1,325,916)	(440,636)	(6,681,197)	(4,927,290)
Total distributions	(3,327,934)	(900,007)	(10,700,016)	(16,343,042)
Capital Share Transactions:
Sold	13,280,606	23,610,981	128,810,436	191,322,246
Issued on reinvestment of distributions	3,289,329	880,670	4,342,326	11,601,173
Redeemed	(27,240,007)	(41,988,211)	(92,218,540)	(328,611,304)
Net increase (decrease) from capital share transactions	(10,670,072)	(17,496,560)	40,934,222	(125,687,885)
Net Increase (Decrease) in Net Assets	(17,270,188)	14,763,218	38,381,383	(36,137,289)
Net Assets:
Beginning of period	133,306,341	118,543,123	358,958,860	395,096,149
End of period	$116,036,153	$133,306,341	$397,340,243	$358,958,860
The accompanying notes are an integral part of these financial statements.

54

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Global Impact Fund		Hartford International Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$760,313	$1,475,324	$4,141,851	$11,263,122
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	2,959,017	(4,473,052)	12,554,748	26,014,729
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(4,249,085)	60,098,599	20,664,969	87,885,081
Net Increase (Decrease) in Net Assets Resulting from Operations	(529,755)	57,100,871	37,361,568	125,162,932
Distributions to Shareholders:
Class A	(354,147)	(359,354)	(9,049,641)	(10,027,503)
Class C	—	—	(33,789)	(58,081)
Class I	(568,947)	(495,959)	(997,539)	(1,076,713)
Class R3	(26,871)	(28,678)	(95,192)	(190,730)
Class R4	(8,098)	(8,419)	(40,155)	(48,878)
Class R5	(8,286)	(7,780)	(11,095)	(12,305)
Class R6	(310,010)	(288,024)	(156,941)	(248,725)
Class Y	(65,080)	(56,323)	(118,599)	(144,532)
Class F	(1,138,570)	(826,077)	(1,315,656)	(1,347,390)
Total distributions	(2,480,009)	(2,070,614)	(11,818,607)	(13,154,857)
Capital Share Transactions:
Sold	66,515,231	59,468,131	13,923,769	28,642,372
Issued on reinvestment of distributions	2,432,731	2,028,000	11,597,485	12,906,833
Redeemed	(47,970,826)	(53,238,208)	(54,679,514)	(115,932,039)
Net increase (decrease) from capital share transactions	20,977,136	8,257,923	(29,158,260)	(74,382,834)
Net Increase (Decrease) in Net Assets	17,967,372	63,288,180	(3,615,299)	37,625,241
Net Assets:
Beginning of period	241,637,586	178,349,406	619,794,974	582,169,733
End of period	$259,604,958	$241,637,586	$616,179,675	$619,794,974
The accompanying notes are an integral part of these financial statements.

55

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Growth Fund		The Hartford International Opportunities Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$(202,802)	$1,089,260	$22,893,511	$57,449,476
Net realized gain (loss) on investments and foreign currency transactions	10,239,425	12,647,692	170,602,481	217,295,490
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	6,369,290	52,499,857	81,231,036	485,702,879
Net Increase (Decrease) in Net Assets Resulting from Operations	16,405,913	66,236,809	274,727,028	760,447,845
Distributions to Shareholders:
Class A	(55,053)	(485,658)	(5,150,830)	(5,652,557)
Class C	—	—	(62,213)	(84,025)
Class I	(98,052)	(220,519)	(5,258,907)	(6,122,227)
Class R3	—	(935)	(223,531)	(255,918)
Class R4	(795)	(7,994)	(727,560)	(812,330)
Class R5	(2,107)	(7,458)	(2,888,259)	(4,730,008)
Class R6	(10,725)	(19,116)	(18,947,853)	(19,411,721)
Class Y	(6,927)	(15,385)	(10,700,060)	(11,215,058)
Class F	(867,236)	(1,494,933)	(11,763,057)	(11,216,316)
Total distributions	(1,040,895)	(2,251,998)	(55,722,270)	(59,500,160)
Capital Share Transactions:
Sold	19,110,265	29,197,526	298,922,784	669,606,997
Issued on reinvestment of distributions	1,039,439	2,247,381	53,343,564	57,988,997
Redeemed	(35,240,842)	(70,133,825)	(438,163,070)	(1,211,394,251)
Net increase (decrease) from capital share transactions	(15,091,138)	(38,688,918)	(85,896,722)	(483,798,257)
Net Increase (Decrease) in Net Assets	273,880	25,295,893	133,108,036	217,149,428
Net Assets:
Beginning of period	303,352,987	278,057,094	3,638,056,251	3,420,906,823
End of period	$303,626,867	$303,352,987	$3,771,164,287	$3,638,056,251
The accompanying notes are an integral part of these financial statements.

56

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford International Value Fund		Hartford Schroders China A Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$97,821,352	$151,028,305	$(27,907)	$149,534
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	122,726,278	194,934,706	420,013	(5,252,058)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	574,750,516	459,410,194	(908,563)	5,429,653
Net Increase (Decrease) in Net Assets Resulting from Operations	795,298,146	805,373,205	(516,457)	327,129
Distributions to Shareholders:
Class A	(4,432,702)	(3,324,245)	(1,995)	(859)
Class C	(161,577)	(124,077)	—	—
Class I	(86,325,979)	(55,222,434)	(3,408)	(13,221)
Class R3	(24,802)	(25,486)	—	—
Class R4	(258,383)	(138,849)	—	—
Class R5	(1,719,589)	(1,097,331)	—	—
Class R6	(13,470,466)	(9,336,848)	—	—
Class Y	(41,634,231)	(23,624,766)	(871)	(556)
Class F	(27,656,964)	(18,437,385)	(98,074)	(81,111)
Class SDR	—	—	(21,803)	(12,519)
Total distributions	(175,684,693)	(111,331,421)	(126,151)	(108,266)
Capital Share Transactions:
Sold	2,877,747,903	2,348,272,370	1,139,296	717,597
Issued on reinvestment of distributions	169,523,619	106,430,834	104,136	95,645
Redeemed	(1,182,661,980)	(1,456,405,813)	(145,735)	(10,180,840)
Net increase (decrease) from capital share transactions	1,864,609,542	998,297,391	1,097,697	(9,367,598)
Net Increase (Decrease) in Net Assets	2,484,222,995	1,692,339,175	455,089	(9,148,735)
Net Assets:
Beginning of period	5,319,371,950	3,627,032,775	15,938,368	25,087,103
End of period	$7,803,594,945	$5,319,371,950	$16,393,457	$15,938,368
The accompanying notes are an integral part of these financial statements.

57

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Diversified Emerging Markets Fund		Hartford Schroders Emerging Markets Equity Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$487,762	$1,267,971	$27,697,034	$86,877,750
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	631,494	202,903	50,233,023	(137,755,208)
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	398,249	10,560,818	(88,153,143)	1,199,404,391
Net Increase (Decrease) in Net Assets Resulting from Operations	1,517,505	12,031,692	(10,223,086)	1,148,526,933
Distributions to Shareholders:
Class A	(911)	(425)	(14,017,146)	(12,898,434)
Class C	(59)	(45)	(1,137)	(12,460)
Class I	(5,996)	(6,013)	(24,844,736)	(24,926,748)
Class R3	—	—	(867)	(772)
Class R4	—	—	(58,995)	(69,311)
Class R5	—	—	(406)	(126)
Class Y	(253)	(222)	(1,084,911)	(1,440,790)
Class F	(306,169)	(278,908)	(9,761,399)	(10,983,447)
Class SDR	(786,613)	(764,393)	(25,230,475)	(26,968,167)
Total distributions	(1,100,001)	(1,050,006)	(75,000,072)	(77,300,255)
Capital Share Transactions:
Sold	4,452,961	2,979,537	2,367,750,000	1,677,263,211
Issued on reinvestment of distributions	425,412	429,672	49,652,525	51,224,465
Redeemed	(11,494,199)	(7,018,903)	(3,503,459,621)	(1,345,569,989)
Net increase (decrease) from capital share transactions	(6,615,826)	(3,609,694)	(1,086,057,096)	382,917,687
Net Increase (Decrease) in Net Assets	(6,198,322)	7,371,992	(1,171,280,254)	1,454,144,365
Net Assets:
Beginning of period	62,687,064	55,315,072	6,476,596,065	5,022,451,700
End of period	$56,488,742	$62,687,064	$5,305,315,811	$6,476,596,065
The accompanying notes are an integral part of these financial statements.

58

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Contrarian Value Fund		Hartford Schroders International Multi-Cap Value Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,196,237	$1,059,668	$27,144,525	$67,821,054
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	666,333	1,052,190	44,797,992	177,160,369
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	8,486,785	4,153,950	144,921,526	197,506,798
Net Increase (Decrease) in Net Assets Resulting from Operations	10,349,355	6,265,808	216,864,043	442,488,221
Distributions to Shareholders:
Class A	(11,141)	(1,318)	(1,232,677)	(2,912,202)
Class C	(2,490)	(437)	(48,503)	(149,842)
Class I	(625,904)	(195,681)	(6,755,842)	(16,596,979)
Class R3	—	—	(167,681)	(401,068)
Class R4	—	—	(53,257)	(144,845)
Class R5	(3,873)	(1,679)	(217,950)	(550,779)
Class Y	(7,339)	(1,679)	(2,984,396)	(7,571,398)
Class F	(1,420,890)	(1,787)	(5,155,637)	(12,947,082)
Class SDR	(464,108)	(212,367)	(10,143,844)	(22,727,543)
Total distributions	(2,535,745)	(414,948)	(26,759,787)	(64,001,738)
Capital Share Transactions:
Sold	63,932,383	10,405,202	174,526,943	353,287,577
Issued on reinvestment of distributions	2,071,652	202,582	25,619,093	61,285,225
Redeemed	(13,647,776)	(1,158,939)	(341,878,158)	(967,270,213)
Net increase (decrease) from capital share transactions	52,356,259	9,448,845	(141,732,122)	(552,697,411)
Net Increase (Decrease) in Net Assets	60,169,869	15,299,705	48,372,134	(174,210,928)
Net Assets:
Beginning of period	39,102,351	23,802,646	2,110,323,646	2,284,534,574
End of period	$99,272,220	$39,102,351	$2,158,695,780	$2,110,323,646
The accompanying notes are an integral part of these financial statements.

59

Hartford International/Global Equity Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders International Stock Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$62,530,447	$95,261,297
Net realized gain (loss) on investments and foreign currency transactions	108,739,701	26,505,720
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	288,565,482	1,129,073,210
Net Increase (Decrease) in Net Assets Resulting from Operations	459,835,630	1,250,840,227
Distributions to Shareholders:
Class A	(3,591,342)	(3,010,955)
Class C	(64,942)	(73,934)
Class I	(49,674,540)	(36,797,143)
Class R3	(29,321)	(23,910)
Class R4	(30,248)	(33,453)
Class R5	(383,600)	(374,294)
Class Y	(474,261)	(1,599,775)
Class F	(25,671,828)	(18,048,451)
Class SDR	(14,080,150)	(11,038,318)
Total distributions	(94,000,232)	(71,000,233)
Capital Share Transactions:
Sold	1,496,796,814	2,317,995,637
Issued on reinvestment of distributions	88,810,258	66,693,687
Redeemed	(980,044,218)	(1,751,845,014)
Net increase (decrease) from capital share transactions	605,562,854	632,844,310
Net Increase (Decrease) in Net Assets	971,398,252	1,812,684,304
Net Assets:
Beginning of period	6,695,180,491	4,882,496,187
End of period	$7,666,578,743	$6,695,180,491
The accompanying notes are an integral part of these financial statements.

60

Hartford International/Global Equity Funds
Financial Highlights

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$16.98	$0.02	$(0.45)	$(0.43)	$(0.05)	$(0.33)	$(0.38)	$16.17	(2.62)%(5)	$36,107	1.19%(6)	1.19%(6)	0.21%(6)	34%
C	16.48	(0.04)	(0.44)	(0.48)	—	(0.33)	(0.33)	15.67	(3.00)(5)	2,223	1.98 (6)	1.94 (6)	(0.54)(6)	34
I	16.72	0.04	(0.45)	(0.41)	(0.10)	(0.33)	(0.43)	15.88	(2.54)(5)	18,734	0.95 (6)	0.89 (6)	0.50 (6)	34
R3	16.70	(0.00)(7)	(0.45)	(0.45)	(0.01)	(0.33)	(0.34)	15.91	(2.76)(5)	127	1.53 (6)	1.41 (6)	(0.04)(6)	34
R4	16.72	0.02	(0.44)	(0.42)	(0.06)	(0.33)	(0.39)	15.91	(2.64)(5)	12	1.08 (6)	1.06 (6)	0.27 (6)	34
R5	16.60	0.03	(0.43)	(0.40)	(0.11)	(0.33)	(0.44)	15.76	(2.48)(5)	120	0.93 (6)	0.81 (6)	0.37 (6)	34
R6	16.53	0.06	(0.44)	(0.38)	(0.13)	(0.33)	(0.46)	15.69	(2.37)(5)	7,896	0.81 (6)	0.69 (6)	0.78 (6)	34
Y	16.98	0.05	(0.44)	(0.39)	(0.12)	(0.33)	(0.45)	16.14	(2.40)(5)	6,855	0.92 (6)	0.79 (6)	0.61 (6)	34
F	17.19	0.06	(0.46)	(0.40)	(0.13)	(0.33)	(0.46)	16.33	(2.39)(5)	43,962	0.81 (6)	0.69 (6)	0.71 (6)	34
For the Year Ended October 31, 2024
A	$13.25	$0.05	$3.74	$3.79	$(0.06)	$—	$(0.06)	$16.98	28.62%	$40,746	1.17%	1.17%	0.29%	108%
C	12.91	(0.07)	3.64	3.57	—	—	—	16.48	27.65	2,565	1.96	1.94	(0.47)	108
I	13.05	0.09	3.68	3.77	(0.10)	—	(0.10)	16.72	28.99	22,260	0.91	0.89	0.56	108
R3	13.04	0.01	3.67	3.68	(0.02)	—	(0.02)	16.70	28.25	510	1.51	1.41	0.07	108
R4	13.04	0.08	3.67	3.75	(0.07)	—	(0.07)	16.72	28.88	12	1.21	0.96	0.49	108
R5	12.96	0.09	3.66	3.75	(0.11)	—	(0.11)	16.60	29.06	3,591	0.89	0.81	0.61	108
R6	12.91	0.12	3.63	3.75	(0.13)	—	(0.13)	16.53	29.18	5,021	0.80	0.69	0.79	108
Y	13.26	0.11	3.73	3.84	(0.12)	—	(0.12)	16.98	29.03	8,149	0.90	0.79	0.68	108
F	13.42	0.13	3.77	3.90	(0.13)	—	(0.13)	17.19	29.19	50,453	0.79	0.69	0.78	108
For the Year Ended October 31, 2023
A	$13.37	$0.08	$(0.10)	$(0.02)	$(0.10)	$—	$(0.10)	$13.25	(0.16)%	$32,656	1.20%	1.19%	0.54%	75%
C	13.03	(0.03)	(0.09)	(0.12)	—	—	—	12.91	(0.92)	2,462	1.98	1.94	(0.20)	75
I	13.16	0.12	(0.08)	0.04	(0.15)	—	(0.15)	13.05	0.23	21,256	0.93	0.89	0.85	75
R3	13.15	0.03	(0.07)	(0.04)	(0.07)	—	(0.07)	13.04	(0.31)	159	1.53	1.41	0.18	75
R4	13.16	0.08	(0.09)	(0.01)	(0.11)	—	(0.11)	13.04	(0.08)	9	1.23	1.10	0.57	75
R5	13.07	0.16	(0.11)	0.05	(0.16)	—	(0.16)	12.96	0.31	5,115	0.92	0.81	1.08	75
R6	13.03	0.10	(0.05)	0.05	(0.17)	—	(0.17)	12.91	0.36	3,454	0.81	0.69	0.71	75
Y	13.37	0.15	(0.10)	0.05	(0.16)	—	(0.16)	13.26	0.33	7,643	0.92	0.79	0.99	75
F	13.53	0.16	(0.10)	0.06	(0.17)	—	(0.17)	13.42	0.42	45,790	0.81	0.69	1.05	75
For the Year Ended October 31, 2022
A	$18.26	$0.08	$(4.08)	$(4.00)	$(0.03)	$(0.86)	$(0.89)	$13.37	(23.01)%	$30,372	1.21%	1.19%	0.49%	71%
C	17.92	(0.04)	(3.99)	(4.03)	—	(0.86)	(0.86)	13.03	(23.59)	2,010	2.00	1.94	(0.28)	71
I	18.00	0.12	(4.02)	(3.90)	(0.08)	(0.86)	(0.94)	13.16	(22.83)	21,338	0.94	0.89	0.80	71
R3	17.97	0.05	(4.01)	(3.96)	—	(0.86)	(0.86)	13.15	(23.11)	53	1.53	1.17	0.35	71
R4	17.96	0.10	(4.00)	(3.90)	(0.04)	(0.86)	(0.90)	13.16	(22.82)	26	1.23	0.97	0.63	71
R5	17.88	0.12	(3.98)	(3.86)	(0.09)	(0.86)	(0.95)	13.07	(22.75)	96	0.93	0.81	0.83	71
R6	17.82	0.11	(3.93)	(3.82)	(0.11)	(0.86)	(0.97)	13.03	(22.62)	348	0.82	0.69	0.76	71
Y	18.27	0.13	(4.07)	(3.94)	(0.10)	(0.86)	(0.96)	13.37	(22.74)	7,461	0.92	0.79	0.88	71
F	18.48	0.15	(4.13)	(3.98)	(0.11)	(0.86)	(0.97)	13.53	(22.68)	44,213	0.81	0.69	0.99	71
The accompanying notes are an integral part of these financial statements.

61

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Climate Opportunities Fund – (continued)
For the Year Ended October 31, 2021
A	$13.13	$0.06	$5.24	$5.30	$(0.02)	$(0.15)	$(0.17)	$18.26	40.65%	$36,849	1.23%	1.17%	0.36%	36%
C	12.97	(0.07)	5.17	5.10	—	(0.15)	(0.15)	17.92	39.54	2,146	2.06	1.93	(0.42)	36
I	12.95	0.11	5.16	5.27	(0.07)	(0.15)	(0.22)	18.00	41.03	20,001	0.96	0.88	0.67	36
R3	12.90	0.07	5.15	5.22	—	(0.15)	(0.15)	17.97	40.70	245	1.56	1.08	0.44	36
R4	12.91	0.09	5.15	5.24	(0.04)	(0.15)	(0.19)	17.96	40.84	337	1.26	0.99	0.54	36
R5	12.87	0.12	5.12	5.24	(0.08)	(0.15)	(0.23)	17.88	41.09	195	0.96	0.81	0.71	36
R6	12.83	0.15	5.09	5.24	(0.10)	(0.15)	(0.25)	17.82	41.24	305	0.84	0.69	0.90	36
Y	13.15	0.13	5.23	5.36	(0.09)	(0.15)	(0.24)	18.27	41.08	10,014	0.95	0.79	0.78	36
F	13.29	0.14	5.30	5.44	(0.10)	(0.15)	(0.25)	18.48	41.32	83,559	0.84	0.69	0.83	36
For the Year Ended October 31, 2020
A	$10.92	$0.07	$2.42	$2.49	$(0.05)	$(0.23)	$(0.28)	$13.13	23.27%	$9,476	1.49%	1.10%	0.58%	36%
C	10.93	(0.03)	2.40	2.37	(0.10)	(0.23)	(0.33)	12.97	22.24	403	2.33	1.94	(0.26)	36
I	10.78	0.10	2.39	2.49	(0.09)	(0.23)	(0.32)	12.95	23.58	3,649	1.21	0.83	0.86	36
R3	11.02	0.08	2.41	2.49	(0.38)	(0.23)	(0.61)	12.90	23.51	139	1.80	0.93	0.74	36
R4	10.93	0.09	2.39	2.48	(0.27)	(0.23)	(0.50)	12.91	23.48	229	1.50	0.93	0.76	36
R5	10.94	0.10	2.39	2.49	(0.33)	(0.23)	(0.56)	12.87	23.58	138	1.20	0.81	0.85	36
R6	10.96	0.11	2.39	2.50	(0.40)	(0.23)	(0.63)	12.83	23.73	139	1.08	0.69	0.97	36
Y	10.94	0.10	2.43	2.53	(0.09)	(0.23)	(0.32)	13.15	23.66	1,663	1.18	0.79	0.90	36
F	11.01	0.11	2.45	2.56	(0.05)	(0.23)	(0.28)	13.29	23.76	40,390	1.08	0.69	1.00	36
Hartford Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.39	$0.09	$0.03	$0.12	$(0.26)	$—	$(0.26)	$10.25	1.24%(5)	$20,544	1.53%(6)	1.45%(6)	1.87%(6)	52%
C	10.18	0.05	0.04	0.09	(0.19)	—	(0.19)	10.08	0.88 (5)	702	2.29 (6)	2.20 (6)	1.07 (6)	52
I	10.40	0.12	0.01	0.13	(0.29)	—	(0.29)	10.24	1.35 (5)	84,274	1.16 (6)	1.16 (6)	2.30 (6)	52
R3	10.34	0.08	0.03	0.11	(0.24)	—	(0.24)	10.21	1.09 (5)	345	1.74 (6)	1.70 (6)	1.60 (6)	52
R4	10.60	0.10	0.02	0.12	(0.26)	—	(0.26)	10.46	1.22 (5)	194	1.45 (6)	1.45 (6)	1.88 (6)	52
R5	10.29	0.11	0.02	0.13	(0.29)	—	(0.29)	10.13	1.37 (5)	29	1.16 (6)	1.15 (6)	2.17 (6)	52
R6	10.39	0.15	(0.01)	0.14	(0.31)	—	(0.31)	10.22	1.44 (5)	4,246	1.04 (6)	0.98 (6)	2.91 (6)	52
Y	10.36	0.11	0.03	0.14	(0.30)	—	(0.30)	10.20	1.41 (5)	54,012	1.15 (6)	1.10 (6)	2.18 (6)	52
F	10.32	0.12	0.02	0.14	(0.31)	—	(0.31)	10.15	1.45 (5)	232,994	1.04 (6)	0.98 (6)	2.36 (6)	52
For the Year Ended October 31, 2024
A	$8.34	$0.17	$2.20	$2.37	$(0.32)	$—	$(0.32)	$10.39	29.08%	$21,305	1.54%	1.45%	1.74%	113%
C	8.18	0.09	2.16	2.25	(0.25)	—	(0.25)	10.18	28.03	893	2.31	2.20	1.00	113
I	8.34	0.19	2.21	2.40	(0.34)	—	(0.34)	10.40	29.53	56,377	1.18	1.16	1.98	113
R3	8.30	0.14	2.20	2.34	(0.30)	—	(0.30)	10.34	28.76	248	1.78	1.70	1.48	113
R4	8.51	0.16	2.25	2.41	(0.32)	—	(0.32)	10.60	28.97	190	1.48	1.45	1.63	113
R5	8.27	0.19	2.18	2.37	(0.35)	—	(0.35)	10.29	29.36	33	1.18	1.15	2.03	113
R6	8.34	0.21	2.20	2.41	(0.36)	—	(0.36)	10.39	29.70	998	1.06	0.98	2.17	113
Y	8.32	0.15	2.24	2.39	(0.35)	—	(0.35)	10.36	29.49	54,036	1.17	1.10	1.67	113
F	8.29	0.22	2.17	2.39	(0.36)	—	(0.36)	10.32	29.63	224,879	1.06	0.98	2.25	113
The accompanying notes are an integral part of these financial statements.

62

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2023
A	$7.40	$0.24	$0.98	$1.22	$(0.28)	$—	$(0.28)	$8.34	16.62%	$18,270	1.50%	1.45%	2.86%	93%
C	7.26	0.16	0.97	1.13	(0.21)	—	(0.21)	8.18	15.75	1,111	2.29	2.20	1.91	93
I	7.40	0.24	1.00	1.24	(0.30)	—	(0.30)	8.34	16.92	42,863	1.15	1.15	2.79	93
R3	7.37	0.20	0.99	1.19	(0.26)	—	(0.26)	8.30	16.24	240	1.76	1.70	2.40	93
R4	7.54	0.23	1.02	1.25	(0.28)	—	(0.28)	8.51	16.71	101	1.46	1.45	2.68	93
R5	7.34	0.24	0.99	1.23	(0.30)	—	(0.30)	8.27	16.99	25	1.16	1.15	2.84	93
R6	7.40	0.27	0.99	1.26	(0.32)	—	(0.32)	8.34	17.19	407	1.04	0.98	3.13	93
Y	7.38	0.26	0.99	1.25	(0.31)	—	(0.31)	8.32	17.09	220,615	1.15	1.10	3.02	93
F	7.35	0.26	1.00	1.26	(0.32)	—	(0.32)	8.29	17.31	111,465	1.04	0.98	3.07	93
For the Year Ended October 31, 2022
A	$10.88	$0.29	$(3.57)	$(3.28)	$(0.20)	$—	$(0.20)	$7.40	(30.68)%	$25,711	1.49%	1.45%	3.05%	79%
C	10.66	0.21	(3.49)	(3.28)	(0.12)	—	(0.12)	7.26	(31.09)	1,130	2.29	2.20	2.27	79
I	10.87	0.32	(3.56)	(3.24)	(0.23)	—	(0.23)	7.40	(30.43)	29,368	1.16	1.16	3.45	79
R3	10.83	0.26	(3.54)	(3.28)	(0.18)	—	(0.18)	7.37	(30.81)	249	1.76	1.70	2.78	79
R4	11.09	0.26	(3.61)	(3.35)	(0.20)	—	(0.20)	7.54	(30.73)	87	1.46	1.45	2.64	79
R5	10.78	0.31	(3.52)	(3.21)	(0.23)	—	(0.23)	7.34	(30.37)	36	1.16	1.15	3.35	79
R6	10.88	0.31	(3.54)	(3.23)	(0.25)	—	(0.25)	7.40	(30.34)	337	1.05	0.98	3.49	79
Y	10.85	0.32	(3.55)	(3.23)	(0.24)	—	(0.24)	7.38	(30.42)	202,092	1.15	1.10	3.43	79
F	10.81	0.33	(3.54)	(3.21)	(0.25)	—	(0.25)	7.35	(30.35)	88,202	1.04	0.98	3.60	79
For the Year Ended October 31, 2021
A	$9.06	$0.17	$1.74	$1.91	$(0.09)	$—	$(0.09)	$10.88	21.18%	$40,629	1.44%	1.44%	1.60%	95%
C	8.88	0.09	1.71	1.80	(0.02)	—	(0.02)	10.66	20.23	2,029	2.27	2.20	0.86	95
I	9.04	0.22	1.73	1.95	(0.12)	—	(0.12)	10.87	21.64	38,104	1.12	1.12	1.99	95
R3	9.01	0.16	1.73	1.89	(0.07)	—	(0.07)	10.83	20.99	400	1.74	1.70	1.47	95
R4	9.23	0.18	1.77	1.95	(0.09)	—	(0.09)	11.09	21.22	367	1.44	1.43	1.60	95
R5	9.00	0.08	1.82	1.90	(0.12)	—	(0.12)	10.78	21.24	52	1.14	1.13	0.80	95
R6	9.05	0.10	1.87	1.97	(0.14)	—	(0.14)	10.88	21.88	113	1.02	0.98	0.95	95
Y	9.03	0.21	1.74	1.95	(0.13)	—	(0.13)	10.85	21.67	302,968	1.13	1.10	1.97	95
F	9.00	0.23	1.72	1.95	(0.14)	—	(0.14)	10.81	21.78	115,177	1.02	0.98	2.15	95
For the Year Ended October 31, 2020
A	$8.96	$0.11	$0.18	$0.29	$(0.19)	$—	$(0.19)	$9.06	3.12%	$36,749	1.47%	1.41%	1.27%	104%
C	8.78	0.04	0.16	0.20	(0.10)	—	(0.10)	8.88	2.26	1,669	2.29	2.20	0.45	104
I	8.94	0.14	0.18	0.32	(0.22)	—	(0.22)	9.04	3.45	26,381	1.14	1.08	1.61	104
R3	8.95	0.09	0.16	0.25	(0.19)	—	(0.19)	9.01	2.68	284	1.76	1.70	1.04	104
R4	9.01	0.12	0.16	0.28	(0.06)	—	(0.06)	9.23	3.12	328	1.46	1.39	1.34	104
R5	8.90	0.14	0.18	0.32	(0.22)	—	(0.22)	9.00	3.46	791	1.16	1.10	1.58	104
R6	8.96	0.15	0.17	0.32	(0.23)	—	(0.23)	9.05	3.43	1,065	1.04	0.98	1.71	104
Y	8.93	0.14	0.18	0.32	(0.22)	—	(0.22)	9.03	3.47	244,884	1.14	1.08	1.62	104
F	8.90	0.15	0.17	0.32	(0.22)	—	(0.22)	9.00	3.55	57,105	1.04	0.98	1.73	104
The accompanying notes are an integral part of these financial statements.

63

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$15.73	$0.02	$(0.03)	$(0.01)	$(0.10)	$—	$(0.10)	$15.62	(0.04)%(5)	$53,622	1.19%(6)	1.18%(6)	0.27%(6)	21%
C	15.14	(0.04)	(0.02)	(0.06)	—	—	—	15.08	(0.40)(5)	1,122	1.98 (6)	1.94 (6)	(0.48)(6)	21
I	15.71	0.05	(0.04)	0.01	(0.15)	—	(0.15)	15.57	0.07 (5)	44,576	0.86 (6)	0.86 (6)	0.60 (6)	21
R3	15.43	(0.00)(7)	(0.02)	(0.02)	(0.07)	—	(0.07)	15.34	(0.13)(5)	6,031	1.45 (6)	1.41 (6)	0.05 (6)	21
R4	15.70	0.03	(0.03)	—	(0.12)	—	(0.12)	15.58	(0.02)(5)	1,041	1.15 (6)	1.11 (6)	0.35 (6)	21
R5	15.57	0.05	(0.03)	0.02	(0.16)	—	(0.16)	15.43	0.16 (5)	808	0.85 (6)	0.81 (6)	0.65 (6)	21
R6	15.59	0.06	(0.03)	0.03	(0.18)	—	(0.18)	15.44	0.21 (5)	26,222	0.74 (6)	0.69 (6)	0.79 (6)	21
Y	15.61	0.05	(0.02)	0.03	(0.17)	—	(0.17)	15.47	0.18 (5)	18,095	0.84 (6)	0.79 (6)	0.63 (6)	21
F	15.70	0.06	(0.03)	0.03	(0.18)	—	(0.18)	15.55	0.21 (5)	108,088	0.73 (6)	0.69 (6)	0.77 (6)	21
For the Year Ended October 31, 2024
A	$12.04	$0.06	$3.73	$3.79	$(0.10)	$—	$(0.10)	$15.73	31.52%	$54,133	1.21%	1.19%	0.38%	36%
C	11.60	(0.05)	3.59	3.54	—	—	—	15.14	30.52	1,333	1.99	1.94	(0.36)	36
I	12.03	0.10	3.72	3.82	(0.14)	—	(0.14)	15.71	31.86	52,513	0.87	0.87	0.69	36
R3	11.82	0.02	3.65	3.67	(0.06)	—	(0.06)	15.43	31.14	6,432	1.46	1.41	0.15	36
R4	12.02	0.07	3.72	3.79	(0.11)	—	(0.11)	15.70	31.60	1,087	1.16	1.11	0.46	36
R5	11.93	0.11	3.68	3.79	(0.15)	—	(0.15)	15.57	31.90	716	0.86	0.81	0.75	36
R6	11.94	0.13	3.69	3.82	(0.17)	—	(0.17)	15.59	32.11	24,804	0.75	0.69	0.88	36
Y	11.96	0.11	3.69	3.80	(0.15)	—	(0.15)	15.61	31.93	5,744	0.85	0.79	0.77	36
F	12.02	0.12	3.73	3.85	(0.17)	—	(0.17)	15.70	32.15	94,875	0.75	0.69	0.85	36
For the Year Ended October 31, 2023
A	$12.71	$0.07	$(0.68)	$(0.61)	$(0.06)	$—	$(0.06)	$12.04	(4.82)%	$45,013	1.24%	1.19%	0.55%	34%
C	12.28	(0.03)	(0.65)	(0.68)	—	—	—	11.60	(5.54)	1,349	2.01	1.94	(0.20)	34
I	12.69	0.11	(0.67)	(0.56)	(0.10)	—	(0.10)	12.03	(4.46)	42,685	0.88	0.88	0.86	34
R3	12.47	0.04	(0.66)	(0.62)	(0.03)	—	(0.03)	11.82	(4.97)	5,175	1.48	1.41	0.32	34
R4	12.69	0.08	(0.68)	(0.60)	(0.07)	—	(0.07)	12.02	(4.75)	955	1.18	1.11	0.63	34
R5	12.59	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.93	(4.41)	612	0.88	0.81	0.98	34
R6	12.60	0.13	(0.67)	(0.54)	(0.12)	—	(0.12)	11.94	(4.29)	20,556	0.77	0.69	1.03	34
Y	12.62	0.13	(0.68)	(0.55)	(0.11)	—	(0.11)	11.96	(4.38)	4,526	0.87	0.79	0.98	34
F	12.69	0.14	(0.69)	(0.55)	(0.12)	—	(0.12)	12.02	(4.34)	57,478	0.77	0.69	1.05	34
For the Year Ended October 31, 2022
A	$17.43	$0.10	$(4.40)	$(4.30)	$(0.02)	$(0.40)	$(0.42)	$12.71	(25.20)%	$46,528	1.26%	1.19%	0.67%	31%
C	16.95	(0.01)	(4.26)	(4.27)	—	(0.40)	(0.40)	12.28	(25.72)	1,576	2.03	1.94	(0.08)	31
I	17.40	0.14	(4.38)	(4.24)	(0.07)	(0.40)	(0.47)	12.69	(24.96)	47,949	0.89	0.89	0.99	31
R3	17.12	0.06	(4.31)	(4.25)	—	(0.40)	(0.40)	12.47	(25.34)	5,372	1.50	1.41	0.46	31
R4	17.39	0.09	(4.36)	(4.27)	(0.03)	(0.40)	(0.43)	12.69	(25.08)	1,085	1.17	1.11	0.71	31
R5	17.26	0.14	(4.33)	(4.19)	(0.08)	(0.40)	(0.48)	12.59	(24.87)	410	0.90	0.81	1.04	31
R6	17.28	0.15	(4.33)	(4.18)	(0.10)	(0.40)	(0.50)	12.60	(24.81)	9,243	0.78	0.69	1.13	31
Y	17.30	0.16	(4.35)	(4.19)	(0.09)	(0.40)	(0.49)	12.62	(24.85)	8,698	0.89	0.79	1.17	31
F	17.40	0.15	(4.36)	(4.21)	(0.10)	(0.40)	(0.50)	12.69	(24.81)	38,168	0.78	0.69	1.18	31
The accompanying notes are an integral part of these financial statements.

64

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Global Impact Fund – (continued)
For the Year Ended October 31, 2021
A	$12.90	$0.02	$4.57	$4.59	$(0.06)	$—	$(0.06)	$17.43	35.64%	$58,065	1.32%	1.18%	0.12%	37%
C	12.60	(0.10)	4.45	4.35	—	—	—	16.95	34.52	2,715	2.09	1.93	(0.66)	37
I	12.88	0.07	4.56	4.63	(0.11)	—	(0.11)	17.40	36.03	43,723	0.94	0.87	0.44	37
R3	12.68	(0.02)	4.49	4.47	(0.03)	—	(0.03)	17.12	35.24	7,359	1.54	1.40	(0.11)	37
R4	12.88	0.03	4.55	4.58	(0.07)	—	(0.07)	17.39	35.65	995	1.24	1.10	0.21	37
R5	12.78	0.08	4.52	4.60	(0.12)	—	(0.12)	17.26	36.10	450	0.96	0.80	0.50	37
R6	12.79	0.11	4.52	4.63	(0.14)	—	(0.14)	17.28	36.32	9,164	0.84	0.69	0.65	37
Y	12.81	0.06	4.55	4.61	(0.12)	—	(0.12)	17.30	36.13	5,336	0.90	0.79	0.40	37
F	12.88	0.10	4.56	4.66	(0.14)	—	(0.14)	17.40	36.30	12,792	0.84	0.69	0.62	37
For the Year Ended October 31, 2020
A	$11.32	$0.06	$1.56	$1.62	$(0.04)	$—	$(0.04)	$12.90	14.37%	$41,474	1.50%	1.02%	0.56%	85%
C	11.12	(0.02)	1.53	1.51	(0.03)	—	(0.03)	12.60	13.63	2,132	2.23	1.75	(0.17)	85
I	11.30	0.10	1.56	1.66	(0.08)	—	(0.08)	12.88	14.79	24,403	1.12	0.66	0.90	85
R3	11.14	0.04	1.54	1.58	(0.04)	—	(0.04)	12.68	14.21	5,327	1.72	1.22	0.36	85
R4	11.28	0.08	1.56	1.64	(0.04)	—	(0.04)	12.88	14.59	894	1.38	0.87	0.73	85
R5	11.18	0.11	1.54	1.65	(0.05)	—	(0.05)	12.78	14.77	253	1.10	0.60	0.95	85
R6	11.21	0.10	1.56	1.66	(0.08)	—	(0.08)	12.79	14.87	3,111	1.04	0.59	0.88	85
Y	11.17	0.14	1.55	1.69	(0.05)	—	(0.05)	12.81	15.15	2,958	0.93	0.43	1.27	85
F	11.36	0.12	1.57	1.69	(0.17)	—	(0.17)	12.88	15.05	3,850	0.98	0.41	1.01	85
Hartford International Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$12.43	$0.08	$0.70	$0.78	$(0.24)	$—	$(0.24)	$12.97	6.42%(5)	$482,426	0.98%(6)	0.98%(6)	1.32%(6)	12%
C	12.32	0.03	0.69	0.72	(0.10)	—	(0.10)	12.94	5.91 (5)	3,818	1.80 (6)	1.80 (6)	0.44 (6)	12
I	12.61	0.10	0.71	0.81	(0.28)	—	(0.28)	13.14	6.52 (5)	49,241	0.65 (6)	0.65 (6)	1.68 (6)	12
R3	12.33	0.06	0.70	0.76	(0.16)	—	(0.16)	12.93	6.28 (5)	6,616	1.27 (6)	1.25 (6)	0.95 (6)	12
R4	12.49	0.08	0.70	0.78	(0.23)	—	(0.23)	13.04	6.40 (5)	2,286	0.97 (6)	0.97 (6)	1.33 (6)	12
R5	10.87	0.09	0.60	0.69	(0.28)	—	(0.28)	11.28	6.54 (5)	463	0.67 (6)	0.67 (6)	1.62 (6)	12
R6	12.69	0.11	0.70	0.81	(0.29)	—	(0.29)	13.21	6.59 (5)	7,955	0.55 (6)	0.55 (6)	1.77 (6)	12
Y	12.62	0.10	0.71	0.81	(0.27)	—	(0.27)	13.16	6.63 (5)	5,089	0.66 (6)	0.66 (6)	1.62 (6)	12
F	12.69	0.11	0.70	0.81	(0.29)	—	(0.29)	13.21	6.59 (5)	58,286	0.55 (6)	0.55 (6)	1.75 (6)	12
For the Year Ended October 31, 2024
A	$10.38	$0.21	$2.08	$2.29	$(0.24)	$—	$(0.24)	$12.43	22.20%	$484,359	0.97%	0.96%	1.72%	45%
C	10.26	0.10	2.07	2.17	(0.11)	—	(0.11)	12.32	21.20	4,364	1.79	1.78	0.88	45
I	10.54	0.25	2.09	2.34	(0.27)	—	(0.27)	12.61	22.55	46,100	0.64	0.64	2.04	45
R3	10.30	0.17	2.06	2.23	(0.20)	—	(0.20)	12.33	21.84	11,348	1.26	1.25	1.43	45
R4	10.42	0.21	2.08	2.29	(0.22)	—	(0.22)	12.49	22.19	2,314	0.96	0.96	1.71	45
R5	9.11	0.22	1.81	2.03	(0.27)	—	(0.27)	10.87	22.55	493	0.66	0.66	2.06	45
R6	10.59	0.26	2.12	2.38	(0.28)	—	(0.28)	12.69	22.74	7,953	0.55	0.55	2.17	45
Y	10.54	0.23	2.12	2.35	(0.27)	—	(0.27)	12.62	22.52	5,523	0.65	0.65	1.91	45
F	10.60	0.26	2.12	2.38	(0.29)	—	(0.29)	12.69	22.63	57,342	0.54	0.54	2.14	45
The accompanying notes are an integral part of these financial statements.

65

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford International Equity Fund – (continued)
For the Year Ended October 31, 2023
A	$9.41	$0.22	$1.03	$1.25	$(0.28)	$—	$(0.28)	$10.38	13.33%	$450,134	0.97%	0.96%	1.98%	23%
C	9.27	0.12	1.03	1.15	(0.16)	—	(0.16)	10.26	12.46	5,872	1.79	1.79	1.13	23
I	9.54	0.26	1.06	1.32	(0.32)	—	(0.32)	10.54	13.87	41,355	0.63	0.63	2.31	23
R3	9.33	0.18	1.04	1.22	(0.25)	—	(0.25)	10.30	13.11	9,976	1.26	1.25	1.69	23
R4	9.44	0.22	1.04	1.26	(0.28)	—	(0.28)	10.42	13.37	2,753	0.96	0.96	1.98	23
R5	8.29	0.19	0.94	1.13	(0.31)	—	(0.31)	9.11	13.72	406	0.66	0.66	1.98	23
R6	9.60	0.26	1.06	1.32	(0.33)	—	(0.33)	10.59	13.91	9,708	0.54	0.54	2.31	23
Y	9.55	0.26	1.05	1.31	(0.32)	—	(0.32)	10.54	13.74	11,242	0.60	0.60	2.32	23
F	9.60	0.27	1.06	1.33	(0.33)	—	(0.33)	10.60	13.91	50,725	0.54	0.54	2.40	23
For the Year Ended October 31, 2022
A	$12.86	$0.23	$(3.27)	$(3.04)	$(0.25)	$(0.16)	$(0.41)	$9.41	(24.35)%	$440,382	0.96%	0.95%	2.10%	27%
C	12.65	0.14	(3.24)	(3.10)	(0.12)	(0.16)	(0.28)	9.27	(25.03)	8,985	1.76	1.76	1.27	27
I	13.04	0.26	(3.31)	(3.05)	(0.29)	(0.16)	(0.45)	9.54	(24.15)	41,757	0.63	0.63	2.42	27
R3	12.76	0.20	(3.25)	(3.05)	(0.22)	(0.16)	(0.38)	9.33	(24.61)	9,537	1.25	1.23	1.81	27
R4	12.89	0.22	(3.28)	(3.06)	(0.23)	(0.16)	(0.39)	9.44	(24.41)	3,076	0.95	0.95	2.08	27
R5	11.32	0.26	(2.91)	(2.65)	(0.22)	(0.16)	(0.38)	8.29	(24.14)	1,089	0.65	0.65	2.63	27
R6	13.11	0.29	(3.33)	(3.04)	(0.31)	(0.16)	(0.47)	9.60	(24.02)	14,329	0.53	0.53	2.55	27
Y	13.05	0.28	(3.33)	(3.05)	(0.29)	(0.16)	(0.45)	9.55	(24.15)	11,459	0.64	0.64	2.52	27
F	13.12	0.28	(3.33)	(3.05)	(0.31)	(0.16)	(0.47)	9.60	(24.08)	48,605	0.53	0.53	2.45	27
For the Year Ended October 31, 2021
A	$10.24	$0.16	$2.59	$2.75	$(0.13)	$—	$(0.13)	$12.86	26.93%	$644,435	0.94%	0.94%	1.25%	39%
C	10.05	0.04	2.58	2.62	(0.02)	—	(0.02)	12.65	26.06	17,733	1.72	1.72	0.34	39
I	10.38	0.20	2.63	2.83	(0.17)	—	(0.17)	13.04	27.35	67,019	0.61	0.61	1.58	39
R3	10.16	0.12	2.58	2.70	(0.10)	—	(0.10)	12.76	26.61	14,001	1.24	1.23	0.96	39
R4	10.26	0.15	2.61	2.76	(0.13)	—	(0.13)	12.89	27.00	5,097	0.94	0.94	1.21	39
R5	9.03	0.17	2.29	2.46	(0.17)	—	(0.17)	11.32	27.35	11,309	0.63	0.63	1.57	39
R6	10.43	0.22	2.64	2.86	(0.18)	—	(0.18)	13.11	27.52	48,911	0.53	0.53	1.67	39
Y	10.38	0.20	2.63	2.83	(0.16)	—	(0.16)	13.05	27.34	12,935	0.63	0.63	1.56	39
F	10.44	0.21	2.65	2.86	(0.18)	—	(0.18)	13.12	27.50	85,058	0.52	0.52	1.67	39
For the Year Ended October 31, 2020
A	$10.74	$0.11	$(0.37)	$(0.26)	$(0.24)	$—	$(0.24)	$10.24	(2.57)%	$558,506	0.99%	0.99%	1.04%	77%
C	10.52	0.02	(0.35)	(0.33)	(0.14)	—	(0.14)	10.05	(3.28)	24,973	1.75	1.75	0.24	77
I	10.88	0.14	(0.36)	(0.22)	(0.28)	—	(0.28)	10.38	(2.21)	54,603	0.63	0.63	1.36	77
R3	10.65	0.08	(0.36)	(0.28)	(0.21)	—	(0.21)	10.16	(2.81)	12,115	1.24	1.23	0.79	77
R4	10.74	0.11	(0.36)	(0.25)	(0.23)	—	(0.23)	10.26	(2.52)	6,419	0.95	0.95	1.07	77
R5	9.50	0.15	(0.34)	(0.19)	(0.28)	—	(0.28)	9.03	(2.20)	8,761	0.66	0.66	1.67	77
R6	10.93	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.43	(2.11)	37,296	0.55	0.55	1.53	77
Y	10.88	0.13	(0.35)	(0.22)	(0.28)	—	(0.28)	10.38	(2.20)	13,601	0.65	0.65	1.27	77
F	10.94	0.16	(0.37)	(0.21)	(0.29)	—	(0.29)	10.44	(2.11)	67,949	0.54	0.54	1.50	77
The accompanying notes are an integral part of these financial statements.

66

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$16.96	$(0.04)	$0.92	$0.88	$(0.01)	$—	$(0.01)	$17.83	5.19%(5)	$102,282	1.34%(6)	1.30%(6)	(0.41)%(6)	20%
C	15.10	(0.09)	0.82	0.73	—	—	—	15.83	4.83 (5)	1,036	2.15 (6)	2.05 (6)	(1.17)(6)	20
I	16.84	(0.01)	0.91	0.90	(0.06)	—	(0.06)	17.68	5.38 (5)	26,375	1.03 (6)	0.98 (6)	(0.09)(6)	20
R3	17.13	(0.06)	0.93	0.87	—	—	—	18.00	5.08 (5)	683	1.59 (6)	1.57 (6)	(0.65)(6)	20
R4	17.52	(0.04)	0.96	0.92	(0.01)	—	(0.01)	18.43	5.28 (5)	788	1.30 (6)	1.27 (6)	(0.44)(6)	20
R5	17.72	(0.01)	0.96	0.95	(0.06)	—	(0.06)	18.61	5.38 (5)	422	1.02 (6)	1.00 (6)	(0.14)(6)	20
R6	17.80	0.01	0.96	0.97	(0.09)	—	(0.09)	18.68	5.45 (5)	2,324	0.90 (6)	0.85 (6)	0.06 (6)	20
Y	17.75	(0.00)(7)	0.95	0.95	(0.07)	—	(0.07)	18.63	5.36 (5)	1,857	1.00 (6)	0.95 (6)	(0.05)(6)	20
F	16.87	(0.00)(7)	0.92	0.92	(0.09)	—	(0.09)	17.70	5.45 (5)	167,861	0.90 (6)	0.85 (6)	0.04 (6)	20
For the Year Ended October 31, 2024
A	$13.75	$0.01	$3.27	$3.28	$(0.07)	$—	$(0.07)	$16.96	23.90%	$104,145	1.33%	1.30%	0.08%	31%
C	12.28	(0.11)	2.93	2.82	—	—	—	15.10	22.96	1,140	2.14	2.05	(0.72)	31
I	13.65	0.06	3.25	3.31	(0.12)	—	(0.12)	16.84	24.32	26,600	1.00	0.98	0.39	31
R3	13.89	(0.04)	3.31	3.27	(0.03)	—	(0.03)	17.13	23.54	536	1.61	1.57	(0.23)	31
R4	14.21	0.02	3.37	3.39	(0.08)	—	(0.08)	17.52	23.86	954	1.31	1.27	0.11	31
R5	14.35	0.07	3.42	3.49	(0.12)	—	(0.12)	17.72	24.37	612	0.90	0.90	0.40	31
R6	14.43	0.09	3.42	3.51	(0.14)	—	(0.14)	17.80	24.41	2,160	0.89	0.85	0.51	31
Y	14.38	0.08	3.42	3.50	(0.13)	—	(0.13)	17.75	24.38	1,882	0.99	0.95	0.49	31
F	13.68	0.09	3.24	3.33	(0.14)	—	(0.14)	16.87	24.43	165,323	0.89	0.85	0.52	31
For the Year Ended October 31, 2023
A	$12.10	$0.10	$1.65	$1.75	$(0.10)	$—	$(0.10)	$13.75	14.51%	$96,572	1.34%	1.30%	0.66%	20%
C	10.81	(0.01)	1.48	1.47	(0.00)(7)	—	—	12.28	13.60	1,487	2.14	2.05	(0.07)	20
I	12.02	0.09	1.69	1.78	(0.15)	—	(0.15)	13.65	14.81	25,791	0.99	0.98	0.65	20
R3	12.23	0.06	1.67	1.73	(0.07)	—	(0.07)	13.89	14.12	473	1.61	1.57	0.38	20
R4	12.50	0.11	1.71	1.82	(0.11)	—	(0.11)	14.21	14.56	1,541	1.31	1.27	0.69	20
R5	12.62	0.20	1.67	1.87	(0.14)	—	(0.14)	14.35	14.88	1,041	0.96	0.96	1.27	20
R6	12.69	0.19	1.71	1.90	(0.16)	—	(0.16)	14.43	14.95	1,989	0.89	0.85	1.21	20
Y	12.66	0.12	1.75	1.87	(0.15)	—	(0.15)	14.38	14.81	1,706	1.00	0.95	0.80	20
F	12.04	0.16	1.64	1.80	(0.16)	—	(0.16)	13.68	15.02	147,457	0.89	0.85	1.09	20
For the Year Ended October 31, 2022
A	$19.44	$0.05	$(7.30)	$(7.25)	$(0.03)	$(0.06)	$(0.09)	$12.10	(37.43)%	$92,017	1.30%	1.30%	0.41%	30%
C	17.47	(0.06)	(6.54)	(6.60)	—	(0.06)	(0.06)	10.81	(37.89)	2,070	2.10	2.05	(0.42)	30
I	19.31	0.09	(7.23)	(7.14)	(0.09)	(0.06)	(0.15)	12.02	(37.24)	105,860	0.97	0.96	0.57	30
R3	19.66	0.02	(7.39)	(7.37)	—	(0.06)	(0.06)	12.23	(37.59)	444	1.57	1.56	0.13	30
R4	20.08	0.06	(7.54)	(7.48)	(0.04)	(0.06)	(0.10)	12.50	(37.42)	1,347	1.27	1.27	0.38	30
R5	20.26	0.10	(7.59)	(7.49)	(0.09)	(0.06)	(0.15)	12.62	(37.22)	5,220	0.97	0.97	0.56	30
R6	20.38	0.14	(7.65)	(7.51)	(0.12)	(0.06)	(0.18)	12.69	(37.15)	1,484	0.85	0.85	0.84	30
Y	20.32	0.12	(7.62)	(7.50)	(0.10)	(0.06)	(0.16)	12.66	(37.18)	7,634	0.96	0.95	0.73	30
F	19.35	0.12	(7.25)	(7.13)	(0.12)	(0.06)	(0.18)	12.04	(37.17)	142,153	0.85	0.85	0.82	30
The accompanying notes are an integral part of these financial statements.

67

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Growth Fund – (continued)
For the Year Ended October 31, 2021
A	$16.10	$(0.01)	$3.93	$3.92	$—	$(0.58)	$(0.58)	$19.44	24.68%	$167,201	1.26%	1.26%	(0.05)%	32%
C	14.63	(0.15)	3.57	3.42	—	(0.58)	(0.58)	17.47	23.72	5,153	2.09	2.05	(0.86)	32
I	15.97	0.04	3.91	3.95	(0.03)	(0.58)	(0.61)	19.31	25.09	247,620	1.04	1.00	0.21	32
R3	16.31	(0.06)	3.99	3.93	—	(0.58)	(0.58)	19.66	24.42	808	1.56	1.55	(0.33)	32
R4	16.61	—	4.05	4.05	—	(0.58)	(0.58)	20.08	24.71	2,783	1.26	1.26	(0.02)	32
R5	16.73	0.05	4.09	4.14	(0.03)	(0.58)	(0.61)	20.26	25.09	37,334	0.94	0.94	0.26	32
R6	16.83	0.08	4.11	4.19	(0.06)	(0.58)	(0.64)	20.38	25.23	8,367	0.84	0.84	0.40	32
Y	16.78	0.05	4.11	4.16	(0.04)	(0.58)	(0.62)	20.32	25.13	15,124	0.95	0.95	0.27	32
F	16.00	0.07	3.92	3.99	(0.06)	(0.58)	(0.64)	19.35	25.29	195,324	0.84	0.84	0.37	32
For the Year Ended October 31, 2020
A	$14.40	$0.00 (7)	$1.78	$1.78	$(0.08)	$—	$(0.08)	$16.10	12.40%	$137,068	1.36%	1.30%	0.00%(8)	112%
C	13.12	(0.10)	1.61	1.51	—	—	—	14.63	11.51	5,435	2.14	2.05	(0.76)	112
I	14.29	0.06	1.75	1.81	(0.13)	—	(0.13)	15.97	12.75	189,631	0.97	0.93	0.40	112
R3	14.59	(0.04)	1.80	1.76	(0.04)	—	(0.04)	16.31	12.08	711	1.61	1.57	(0.26)	112
R4	14.83	0.01	1.83	1.84	(0.06)	—	(0.06)	16.61	12.44	2,260	1.30	1.26	0.07	112
R5	14.96	0.05	1.85	1.90	(0.13)	—	(0.13)	16.73	12.76	30,666	0.99	0.95	0.35	112
R6	15.04	0.07	1.86	1.93	(0.14)	—	(0.14)	16.83	12.90	4,560	0.90	0.85	0.48	112
Y	15.01	0.05	1.85	1.90	(0.13)	—	(0.13)	16.78	12.74	12,562	1.00	0.95	0.35	112
F	14.31	0.07	1.77	1.84	(0.15)	—	(0.15)	16.00	12.88	159,194	0.89	0.85	0.47	112
The Hartford International Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$18.69	$0.09	$1.31	$1.40	$(0.24)	$—	$(0.24)	$19.85	7.59%(5)	$417,078	1.09%(6)	1.09%(6)	0.95%(6)	22%
C	15.83	0.01	1.11	1.12	(0.11)	—	(0.11)	16.84	7.11 (5)	8,852	1.87 (6)	1.87 (6)	0.13 (6)	22
I	18.59	0.12	1.29	1.41	(0.30)	—	(0.30)	19.70	7.70 (5)	340,026	0.78 (6)	0.78 (6)	1.26 (6)	22
R3	19.07	0.06	1.33	1.39	(0.17)	—	(0.17)	20.29	7.38 (5)	24,262	1.41 (6)	1.41 (6)	0.61 (6)	22
R4	19.50	0.09	1.36	1.45	(0.23)	—	(0.23)	20.72	7.53 (5)	58,854	1.11 (6)	1.11 (6)	0.89 (6)	22
R5	19.70	0.12	1.38	1.50	(0.29)	—	(0.29)	20.91	7.74 (5)	203,535	0.79 (6)	0.79 (6)	1.24 (6)	22
R6	19.85	0.13	1.38	1.51	(0.31)	—	(0.31)	21.05	7.76 (5)	1,243,079	0.69 (6)	0.69 (6)	1.34 (6)	22
Y	19.84	0.13	1.38	1.51	(0.30)	—	(0.30)	21.05	7.72 (5)	752,701	0.79 (6)	0.79 (6)	1.26 (6)	22
F	18.60	0.13	1.28	1.41	(0.31)	—	(0.31)	19.70	7.75 (5)	722,777	0.69 (6)	0.69 (6)	1.35 (6)	22
For the Year Ended October 31, 2024
A	$15.43	$0.22	$3.28	$3.50	$(0.24)	$—	$(0.24)	$18.69	22.82%	$409,171	1.09%	1.09%	1.25%	43%
C	13.08	0.07	2.78	2.85	(0.10)	—	(0.10)	15.83	21.89	9,564	1.87	1.87	0.45	43
I	15.33	0.28	3.26	3.54	(0.28)	—	(0.28)	18.59	23.27	332,204	0.78	0.78	1.57	43
R3	15.73	0.17	3.35	3.52	(0.18)	—	(0.18)	19.07	22.46	24,832	1.41	1.41	0.94	43
R4	16.08	0.23	3.42	3.65	(0.23)	—	(0.23)	19.50	22.82	66,376	1.10	1.10	1.24	43
R5	16.25	0.30	3.44	3.74	(0.29)	—	(0.29)	19.70	23.19	197,190	0.79	0.79	1.59	43
R6	16.37	0.31	3.48	3.79	(0.31)	—	(0.31)	19.85	23.32	1,193,820	0.70	0.70	1.65	43
Y	16.36	0.29	3.48	3.77	(0.29)	—	(0.29)	19.84	23.20	706,862	0.79	0.79	1.53	43
F	15.35	0.30	3.26	3.56	(0.31)	—	(0.31)	18.60	23.37	698,036	0.69	0.69	1.66	43
The accompanying notes are an integral part of these financial statements.

68

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Opportunities Fund – (continued)
For the Year Ended October 31, 2023
A	$13.98	$0.18	$1.36	$1.54	$(0.09)	$—	$(0.09)	$15.43	11.03%	$374,308	1.10%	1.09%	1.14%	68%
C	11.87	0.05	1.16	1.21	—	—	—	13.08	10.19	11,381	1.86	1.86	0.38	68
I	13.90	0.23	1.35	1.58	(0.15)	—	(0.15)	15.33	11.34	363,734	0.79	0.79	1.45	68
R3	14.25	0.14	1.38	1.52	(0.04)	—	(0.04)	15.73	10.67	23,836	1.41	1.41	0.84	68
R4	14.56	0.19	1.42	1.61	(0.09)	—	(0.09)	16.08	11.03	59,218	1.10	1.10	1.15	68
R5	14.72	0.24	1.43	1.67	(0.14)	—	(0.14)	16.25	11.37	265,468	0.79	0.79	1.44	68
R6	14.82	0.27	1.44	1.71	(0.16)	—	(0.16)	16.37	11.54	1,046,528	0.69	0.69	1.56	68
Y	14.82	0.25	1.44	1.69	(0.15)	—	(0.15)	16.36	11.38	711,209	0.79	0.78	1.45	68
F	13.91	0.25	1.35	1.60	(0.16)	—	(0.16)	15.35	11.51	565,225	0.69	0.69	1.54	68
For the Year Ended October 31, 2022
A	$21.23	$0.18	$(5.43)	$(5.25)	$(0.25)	$(1.75)	$(2.00)	$13.98	(27.18)%	$370,470	1.09%	1.09%	1.08%	95%
C	18.33	0.04	(4.63)	(4.59)	(0.12)	(1.75)	(1.87)	11.87	(27.75)	15,181	1.85	1.85	0.31	95
I	21.13	0.24	(5.41)	(5.17)	(0.31)	(1.75)	(2.06)	13.90	(26.99)	480,987	0.78	0.78	1.42	95
R3	21.59	0.12	(5.54)	(5.42)	(0.17)	(1.75)	(1.92)	14.25	(27.43)	24,237	1.41	1.41	0.76	95
R4	22.02	0.19	(5.66)	(5.47)	(0.24)	(1.75)	(1.99)	14.56	(27.21)	66,846	1.10	1.10	1.06	95
R5	22.25	0.23	(5.71)	(5.48)	(0.30)	(1.75)	(2.05)	14.72	(27.00)	250,539	0.79	0.79	1.37	95
R6	22.39	0.27	(5.76)	(5.49)	(0.33)	(1.75)	(2.08)	14.82	(26.94)	848,859	0.69	0.69	1.50	95
Y	22.38	0.24	(5.74)	(5.50)	(0.31)	(1.75)	(2.06)	14.82	(26.95)	855,067	0.79	0.76	1.40	95
F	21.15	0.25	(5.41)	(5.16)	(0.33)	(1.75)	(2.08)	13.91	(26.95)	536,325	0.69	0.69	1.50	95
For the Year Ended October 31, 2021
A	$16.66	$0.13	$4.51	$4.64	$(0.07)	$—	$(0.07)	$21.23	27.91%	$563,577	1.08%	1.07%	0.66%	99%
C	14.44	(0.03)	3.92	3.89	—	—	—	18.33	26.94	27,868	1.85	1.85	(0.14)	99
I	16.57	0.20	4.49	4.69	(0.13)	—	(0.13)	21.13	28.38	579,815	0.77	0.77	0.97	99
R3	16.93	0.06	4.60	4.66	(0.00)(7)	—	—	21.59	27.54	36,293	1.40	1.40	0.31	99
R4	17.27	0.13	4.69	4.82	(0.07)	—	(0.07)	22.02	27.94	110,424	1.10	1.10	0.63	99
R5	17.44	0.20	4.74	4.94	(0.13)	—	(0.13)	22.25	28.37	358,244	0.79	0.79	0.94	99
R6	17.55	0.23	4.75	4.98	(0.14)	—	(0.14)	22.39	28.47	1,037,195	0.69	0.69	1.06	99
Y	17.55	0.21	4.75	4.96	(0.13)	—	(0.13)	22.38	28.34	1,299,603	0.79	0.75	0.97	99
F	16.58	0.21	4.50	4.71	(0.14)	—	(0.14)	21.15	28.51	776,074	0.69	0.69	1.04	99
For the Year Ended October 31, 2020
A	$15.70	$0.05	$1.12	$1.17	$(0.21)	$—	$(0.21)	$16.66	7.48%	$450,001	1.12%	1.12%	0.29%	100%
C	13.63	(0.07)	0.98	0.91	(0.10)	—	(0.10)	14.44	6.67	27,825	1.89	1.89	(0.48)	100
I	15.62	0.10	1.12	1.22	(0.27)	—	(0.27)	16.57	7.81	347,719	0.78	0.78	0.63	100
R3	15.95	0.00 (7)	1.13	1.13	(0.15)	—	(0.15)	16.93	7.10	37,082	1.42	1.42	(0.01)	100
R4	16.26	0.05	1.16	1.21	(0.20)	—	(0.20)	17.27	7.45	104,353	1.10	1.10	0.30	100
R5	16.43	0.11	1.16	1.27	(0.26)	—	(0.26)	17.44	7.77	307,347	0.80	0.80	0.66	100
R6	16.53	0.12	1.18	1.30	(0.28)	—	(0.28)	17.55	7.88	739,434	0.70	0.70	0.71	100
Y	16.53	0.11	1.18	1.29	(0.27)	—	(0.27)	17.55	7.83	1,074,227	0.80	0.76	0.66	100
F	15.63	0.11	1.12	1.23	(0.28)	—	(0.28)	16.58	7.89	619,937	0.70	0.70	0.71	100
The accompanying notes are an integral part of these financial statements.

69

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$18.90	$0.25	$1.85	$2.10	$(0.56)	$—	$(0.56)	$20.44	11.57%(5)	$174,203	1.16%(6)	1.16%(6)	2.72%(6)	9%
C	18.64	0.19	1.83	2.02	(0.42)	—	(0.42)	20.24	11.16 (5)	9,303	1.92 (6)	1.92 (6)	2.02 (6)	9
I	19.03	0.31	1.82	2.13	(0.61)	—	(0.61)	20.55	11.71 (5)	4,268,524	0.94 (6)	0.89 (6)	3.25 (6)	9
R3	18.91	0.25	1.83	2.08	(0.49)	—	(0.49)	20.50	11.40 (5)	1,588	1.47 (6)	1.47 (6)	2.70 (6)	9
R4	18.87	0.23	1.86	2.09	(0.56)	—	(0.56)	20.40	11.55 (5)	7,903	1.17 (6)	1.17 (6)	2.45 (6)	9
R5	19.10	0.27	1.87	2.14	(0.61)	—	(0.61)	20.63	11.71 (5)	56,124	0.89 (6)	0.89 (6)	2.88 (6)	9
R6	19.55	0.29	1.92	2.21	(0.63)	—	(0.63)	21.13	11.80 (5)	437,990	0.80 (6)	0.80 (6)	2.97 (6)	9
Y	19.52	0.28	1.91	2.19	(0.61)	—	(0.61)	21.10	11.70 (5)	1,503,792	0.89 (6)	0.89 (6)	2.94 (6)	9
F	19.05	0.31	1.84	2.15	(0.63)	—	(0.63)	20.57	11.74 (5)	1,344,169	0.79 (6)	0.79 (6)	3.31 (6)	9
For the Year Ended October 31, 2024
A	$16.11	$0.53	$2.70	$3.23	$(0.44)	$—	$(0.44)	$18.90	20.28%	$148,743	1.17%	1.17%	2.90%	19%
C	15.91	0.39	2.68	3.07	(0.34)	—	(0.34)	18.64	19.41	7,616	1.93	1.93	2.18	19
I	16.20	0.58	2.73	3.31	(0.48)	—	(0.48)	19.03	20.66	2,557,186	0.91	0.90	3.15	19
R3	16.13	0.42	2.76	3.18	(0.40)	—	(0.40)	18.91	19.88	948	1.52	1.52	2.29	19
R4	16.07	0.54	2.68	3.22	(0.42)	—	(0.42)	18.87	20.26	8,536	1.20	1.20	2.97	19
R5	16.26	0.60	2.72	3.32	(0.48)	—	(0.48)	19.10	20.64	52,034	0.90	0.90	3.23	19
R6	16.64	0.62	2.78	3.40	(0.49)	—	(0.49)	19.55	20.69	408,059	0.81	0.81	3.27	19
Y	16.62	0.61	2.77	3.38	(0.48)	—	(0.48)	19.52	20.59	1,418,853	0.90	0.90	3.23	19
F	16.22	0.58	2.74	3.32	(0.49)	—	(0.49)	19.05	20.80	717,396	0.80	0.80	3.19	19
For the Year Ended October 31, 2023
A	$13.61	$0.42	$2.48	$2.90	$(0.40)	$—	$(0.40)	$16.11	21.54%	$120,223	1.19%	1.19%	2.58%	25%
C	13.39	0.32	2.42	2.74	(0.22)	—	(0.22)	15.91	20.61	5,551	1.94	1.94	1.99	25
I	13.68	0.50	2.46	2.96	(0.44)	—	(0.44)	16.20	21.86	1,837,623	0.92	0.92	3.06	25
R3	13.63	0.36	2.49	2.85	(0.35)	—	(0.35)	16.13	21.10	938	1.54	1.54	2.20	25
R4	13.57	0.46	2.43	2.89	(0.39)	—	(0.39)	16.07	21.47	5,387	1.24	1.23	2.86	25
R5	13.73	0.49	2.47	2.96	(0.43)	—	(0.43)	16.26	21.83	36,721	0.91	0.91	2.98	25
R6	14.04	0.62	2.43	3.05	(0.45)	—	(0.45)	16.64	21.98	307,970	0.82	0.82	3.58	25
Y	14.02	0.49	2.55	3.04	(0.44)	—	(0.44)	16.62	21.93	759,465	0.89	0.89	2.94	25
F	13.70	0.49	2.48	2.97	(0.45)	—	(0.45)	16.22	21.94	553,154	0.82	0.82	2.99	25
For the Year Ended October 31, 2022
A	$16.64	$0.40	$(2.95)	$(2.55)	$(0.48)	$—	$(0.48)	$13.61	(15.74)%	$61,526	1.21%	1.21%	2.63%	32%
C	16.36	0.28	(2.92)	(2.64)	(0.33)	—	(0.33)	13.39	(16.42)	3,256	1.97	1.97	1.84	32
I	16.72	0.44	(2.96)	(2.52)	(0.52)	—	(0.52)	13.68	(15.52)	1,147,284	0.93	0.92	2.89	32
R3	16.65	0.34	(2.95)	(2.61)	(0.41)	—	(0.41)	13.63	(16.04)	618	1.55	1.55	2.26	32
R4	16.59	0.39	(2.94)	(2.55)	(0.47)	—	(0.47)	13.57	(15.79)	3,265	1.25	1.25	2.58	32
R5	16.78	0.44	(2.97)	(2.53)	(0.52)	—	(0.52)	13.73	(15.53)	31,492	0.94	0.94	2.87	32
R6	17.14	0.46	(3.03)	(2.57)	(0.53)	—	(0.53)	14.04	(15.42)	24,542	0.83	0.83	2.92	32
Y	17.13	0.46	(3.04)	(2.58)	(0.53)	—	(0.53)	14.02	(15.53)	472,690	0.91	0.91	2.94	32
F	16.74	0.51	(3.02)	(2.51)	(0.53)	—	(0.53)	13.70	(15.42)	381,828	0.83	0.83	3.36	32
The accompanying notes are an integral part of these financial statements.

70

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
The Hartford International Value Fund – (continued)
For the Year Ended October 31, 2021
A	$11.27	$0.29	$5.24	$5.53	$(0.16)	$—	$(0.16)	$16.64	49.38%	$58,055	1.23%	1.23%	1.88%	25%
C	11.12	0.15	5.20	5.35	(0.11)	—	(0.11)	16.36	48.27	7,693	1.97	1.97	1.00	25
I	11.40	0.34	5.28	5.62	(0.30)	—	(0.30)	16.72	49.79	1,370,819	0.95	0.95	2.19	25
R3	11.36	0.25	5.26	5.51	(0.22)	—	(0.22)	16.65	48.84	704	1.56	1.56	1.59	25
R4	11.32	0.28	5.24	5.52	(0.25)	—	(0.25)	16.59	49.24	4,081	1.26	1.26	1.79	25
R5	11.44	0.32	5.31	5.63	(0.29)	—	(0.29)	16.78	49.76	37,168	0.94	0.94	2.09	25
R6	11.68	0.31	5.45	5.76	(0.30)	—	(0.30)	17.14	49.88	30,933	0.84	0.84	2.01	25
Y	11.67	0.35	5.41	5.76	(0.30)	—	(0.30)	17.13	49.84	438,442	0.91	0.90	2.19	25
F	11.41	0.32	5.32	5.64	(0.31)	—	(0.31)	16.74	49.94	238,372	0.84	0.84	2.10	25
For the Year Ended October 31, 2020
A	$14.53	$0.16	$(3.00)	$(2.84)	$(0.42)	$—	$(0.42)	$11.27	(20.24)%	$29,857	1.22%	1.22%	1.31%	26%
C	14.31	0.05	(2.96)	(2.91)	(0.28)	—	(0.28)	11.12	(20.83)	6,692	1.99	1.99	0.37	26
I	14.69	0.19	(3.01)	(2.82)	(0.47)	—	(0.47)	11.40	(19.98)	450,897	0.92	0.92	1.56	26
R3	14.62	0.11	(3.03)	(2.92)	(0.34)	—	(0.34)	11.36	(20.53)	344	1.57	1.57	0.88	26
R4	14.62	0.15	(3.00)	(2.85)	(0.45)	—	(0.45)	11.32	(20.26)	2,812	1.27	1.27	1.26	26
R5	14.72	0.20	(3.02)	(2.82)	(0.46)	—	(0.46)	11.44	(19.94)	26,420	0.95	0.95	1.59	26
R6	15.03	0.20	(3.07)	(2.87)	(0.48)	—	(0.48)	11.68	(19.87)	40,184	0.86	0.86	1.58	26
Y	15.02	0.19	(3.07)	(2.88)	(0.47)	—	(0.47)	11.67	(19.93)	224,804	0.93	0.91	1.43	26
F	14.70	0.19	(3.00)	(2.81)	(0.48)	—	(0.48)	11.41	(19.91)	176,284	0.86	0.86	1.53	26
Hartford Schroders China A Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.51	$(0.04)	$(0.30)	$(0.34)	$(0.04)	$—	$(0.04)	$10.13	(3.25)%(5)	$544	2.30%(6)	1.45%(6)	(0.77)%(6)	40%
C	10.32	(0.08)	(0.30)	(0.38)	—	—	—	9.94	(3.68)(5)	192	2.96 (6)	2.25 (6)	(1.58)(6)	40
I	10.54	(0.03)	(0.30)	(0.33)	(0.07)	—	(0.07)	10.14	(3.14)(5)	478	2.00 (6)	1.15 (6)	(0.49)(6)	40
Y	10.56	(0.02)	(0.31)	(0.33)	(0.07)	—	(0.07)	10.16	(3.09)(5)	138	1.91 (6)	1.11 (6)	(0.42)(6)	40
F	10.57	(0.02)	(0.30)	(0.32)	(0.09)	—	(0.09)	10.16	(3.07)(5)	12,498	1.81 (6)	0.99 (6)	(0.31)(6)	40
SDR	10.57	(0.02)	(0.29)	(0.31)	(0.09)	—	(0.09)	10.17	(2.97)(5)	2,542	1.81 (6)	0.99 (6)	(0.32)(6)	40
For the Year Ended October 31, 2024
A	$9.95	$0.06	$0.51	$0.57	$(0.01)	$—	$(0.01)	$10.51	5.70%	$530	2.10%	1.45%	0.60%	57%
C	9.83	0.02	0.47	0.49	—	—	—	10.32	4.98	205	2.84	2.13	0.26	57
I	9.98	0.04	0.55	0.59	(0.03)	—	(0.03)	10.54	6.00	552	1.79	1.15	0.41	57
Y	10.00	0.08	0.52	0.60	(0.04)	—	(0.04)	10.56	6.03	123	1.77	1.11	0.80	57
F	10.01	0.08	0.53	0.61	(0.05)	—	(0.05)	10.57	6.15	11,885	1.67	0.99	0.88	57
SDR	10.01	0.10	0.51	0.61	(0.05)	—	(0.05)	10.57	6.15	2,644	1.67	0.99	1.09	57
For the Year Ended October 31, 2023
A	$10.14	$0.07	$(0.23)	$(0.16)	$(0.03)	$—	$(0.03)	$9.95	(1.60)%	$1,440	1.78%	1.45%	0.63%	66%
C	10.01	(0.01)	(0.17)	(0.18)	—	—	—	9.83	(1.80)	124	2.52	1.65	(0.07)	66
I	10.17	0.03	(0.15)	(0.12)	(0.07)	—	(0.07)	9.98	(1.29)	4,435	1.49	1.15	0.25	66
Y	10.19	0.07	(0.19)	(0.12)	(0.07)	—	(0.07)	10.00	(1.25)	181	1.48	1.11	0.64	66
F	10.20	0.06	(0.16)	(0.10)	(0.09)	—	(0.09)	10.01	(1.13)	16,404	1.37	0.99	0.48	66
SDR	10.20	0.07	(0.17)	(0.10)	(0.09)	—	(0.09)	10.01	(1.13)	2,503	1.38	0.99	0.59	66
The accompanying notes are an integral part of these financial statements.

71

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders China A Fund – (continued)
For the Year Ended October 31, 2022
A	$15.80	$(0.02)	$(5.43)	$(5.45)	$—	$(0.21)	$(0.21)	$10.14	(35.01)%	$420	1.57%	1.45%	(0.16)%	65%
C	15.59	(0.01)	(5.36)	(5.37)	—	(0.21)	(0.21)	10.01	(34.97)	128	2.27	1.38	(0.07)	65
I	15.81	0.04	(5.47)	(5.43)	—	(0.21)	(0.21)	10.17	(34.86)	8,730	1.24	1.15	0.34	65
Y	15.82	0.03	(5.45)	(5.42)	—	(0.21)	(0.21)	10.19	(34.77)	1,328	1.13	1.11	0.22	65
F	15.82	0.06	(5.47)	(5.41)	—	(0.21)	(0.21)	10.20	(34.71)	42,772	1.12	0.99	0.41	65
SDR	15.83	0.04	(5.46)	(5.42)	—	(0.21)	(0.21)	10.20	(34.75)	2,551	1.13	0.99	0.32	65
For the Year Ended October 31, 2021
A	$15.06	$(0.05)	$2.25	$2.20	$(0.00)(7)	$(1.46)	$(1.46)	$15.80	15.20%	$781	1.94%	1.42%	(0.28)%	73%
C	14.98	(0.18)	2.25	2.07	—	(1.46)	(1.46)	15.59	14.31	199	2.66	2.19	(1.14)	73
I	15.08	(0.03)	2.27	2.24	(0.05)	(1.46)	(1.51)	15.81	15.45	7,776	1.65	1.15	(0.19)	73
Y	15.08	0.14	2.12	2.26	(0.06)	(1.46)	(1.52)	15.82	15.57	2,987	1.55	1.11	0.88	73
F	15.09	(0.03)	2.30	2.27	(0.08)	(1.46)	(1.54)	15.82	15.63	63,292	1.54	0.99	(0.18)	73
SDR	15.09	0.01	2.27	2.28	(0.08)	(1.46)	(1.54)	15.83	15.70	3,957	1.54	0.99	0.06	73
For the Period Ended October 31, 2020(9)
A	$10.00	$0.04	$5.02	$5.06	$—	$—	$—	$15.06	50.60%(5)	$369	4.28%(6)	1.29%(6)	0.55%(6)	46%
C	10.00	0.00 (7)	4.98	4.98	—	—	—	14.98	49.80 (5)	178	5.08 (6)	2.22 (6)	(0.04)(6)	46
I	10.00	0.07	5.01	5.08	—	—	—	15.08	50.80 (5)	183	4.01 (6)	1.15 (6)	0.93 (6)	46
Y	10.00	0.09	4.99	5.08	—	—	—	15.08	50.80 (5)	151	3.95 (6)	1.10 (6)	1.14 (6)	46
F	10.00	0.10	4.99	5.09	—	—	—	15.09	50.90 (5)	3,169	3.85 (6)	0.99 (6)	1.24 (6)	46
SDR	10.00	0.10	4.99	5.09	—	—	—	15.09	50.90 (5)	3,772	3.85 (6)	0.99 (6)	1.24 (6)	46
Hartford Schroders Diversified Emerging Markets Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.81	$0.06	$0.16	$0.22	$(0.11)	$—	$(0.11)	$8.92	2.61%(5)	$83	1.71%(6)	1.29%(6)	1.33%(6)	63%
C	8.76	0.04	0.17	0.21	(0.04)	—	(0.04)	8.93	2.48 (5)	12	2.48 (6)	1.61 (6)	0.94 (6)	63
I	8.82	0.06	0.18	0.24	(0.14)	—	(0.14)	8.92	2.80 (5)	245	1.43 (6)	0.99 (6)	1.34 (6)	63
Y	8.83	0.07	0.17	0.24	(0.14)	—	(0.14)	8.93	2.85 (5)	16	1.34 (6)	0.94 (6)	1.62 (6)	63
F	8.79	0.07	0.18	0.25	(0.15)	—	(0.15)	8.89	2.97 (5)	18,143	1.23 (6)	0.89 (6)	1.66 (6)	63
SDR	8.79	0.07	0.18	0.25	(0.15)	—	(0.15)	8.89	2.97 (5)	37,990	1.23 (6)	0.89 (6)	1.61 (6)	63
For the Year Ended October 31, 2024
A	$7.32	$0.16	$1.44	$1.60	$(0.11)	$—	$(0.11)	$8.81	21.97%	$73	1.76%	1.29%	1.89%	99%
C	7.24	0.12	1.44	1.56	(0.04)	—	(0.04)	8.76	21.65	12	2.51	1.58	1.42	99
I	7.33	0.16	1.46	1.62	(0.13)	—	(0.13)	8.82	22.31	378	1.44	0.99	1.98	99
Y	7.34	0.17	1.45	1.62	(0.13)	—	(0.13)	8.83	22.34	15	1.37	0.94	2.05	99
F	7.32	0.17	1.44	1.61	(0.14)	—	(0.14)	8.79	22.25	17,638	1.26	0.89	2.08	99
SDR	7.32	0.17	1.44	1.61	(0.14)	—	(0.14)	8.79	22.25	44,571	1.26	0.89	2.08	99
For the Year Ended October 31, 2023
A	$6.87	$0.14	$0.33	$0.47	$(0.02)	$—	$(0.02)	$7.32	6.87%	$29	1.81%	1.25%	1.75%	121%
C	6.83	0.08	0.33	0.41	—	—	—	7.24	6.00	8	2.56	2.05	1.07	121
I	6.89	0.16	0.33	0.49	(0.05)	—	(0.05)	7.33	7.03	334	1.51	0.95	2.06	121
Y	6.89	0.17	0.33	0.50	(0.05)	—	(0.05)	7.34	7.23	12	1.42	0.90	2.16	121
F	6.82	0.17	0.39	0.56	(0.06)	—	(0.06)	7.32	7.36	14,412	1.32	0.89	2.16	121
SDR	6.87	0.17	0.34	0.51	(0.06)	—	(0.06)	7.32	7.36	40,520	1.32	0.89	2.19	121
The accompanying notes are an integral part of these financial statements.

72

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Diversified Emerging Markets Fund – (continued)
For the Period Ended October 31, 2022
A(10)	$9.42	$0.14	$(2.69)	$(2.55)	$—	$—	$—	$6.87	(27.07)%(5)	$10	3.81%(6)	0.88%(6)	2.63%(6)	98%
C(10)	9.42	0.11	(2.70)	(2.59)	—	—	—	6.83	(27.50)(5)	7	4.55 (6)	1.68 (6)	1.92 (6)	98
I(10)	9.42	0.16	(2.69)	(2.53)	—	—	—	6.89	(26.86)(5)	7	3.50 (6)	0.58 (6)	2.96 (6)	98
Y(10)	9.42	0.17	(2.70)	(2.53)	—	—	—	6.89	(26.86)(5)	10	3.42 (6)	0.53 (6)	3.02 (6)	98
F(10)	9.42	0.15	(2.75)	(2.60)	—	—	—	6.82	(27.60)(5)	7	3.31 (6)	0.89 (6)	2.65 (6)	98
SDR	10.10	0.18	(3.36)	(3.18)	(0.03)	(0.02)	(0.05)	6.87	(31.63)	6,852	2.80	0.89	2.01	98
For the Period Ended October 31, 2021(11)
SDR	$10.00	$(0.00)(7)	$0.10	$0.10	$—	$—	$—	$10.10	1.00%(5)	$10,105	4.69%(6)	0.89%(6)	(0.26)%(6)	9%(12)
Hartford Schroders Emerging Markets Equity Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$17.37	$0.01	$(0.06)	$(0.05)	$(0.17)	$—	$(0.17)	$17.15	(0.29)%(5)	$111,626	1.42%(6)	1.41%(6)	0.07%(6)	28%
C	17.11	(0.01)	(0.09)	(0.10)	(0.01)	—	(0.01)	17.00	(0.60)(5)	2,255	2.08 (6)	2.08 (6)	(0.12)(6)	28
I	17.33	0.06	(0.09)	(0.03)	(0.19)	—	(0.19)	17.11	(0.13)(5)	1,266,821	1.14 (6)	1.14 (6)	0.72 (6)	28
R3	17.20	0.04	(0.11)	(0.07)	(0.12)	—	(0.12)	17.01	(0.40)(5)	136	1.68 (6)	1.62 (6)	0.45 (6)	28
R4	17.36	0.06	(0.11)	(0.05)	(0.15)	—	(0.15)	17.16	(0.25)(5)	6,706	1.38 (6)	1.38 (6)	0.66 (6)	28
R5	17.49	0.08	(0.11)	(0.03)	(0.20)	—	(0.20)	17.26	(0.12)(5)	32	1.09 (6)	1.09 (6)	0.95 (6)	28
Y	17.48	0.08	(0.10)	(0.02)	(0.20)	—	(0.20)	17.26	(0.14)(5)	89,540	1.08 (6)	1.08 (6)	0.95 (6)	28
F	17.35	0.12	(0.14)	(0.02)	(0.22)	—	(0.22)	17.11	(0.08)(5)	1,910,712	0.97 (6)	0.97 (6)	1.37 (6)	28
SDR	17.38	0.09	(0.11)	(0.02)	(0.22)	—	(0.22)	17.14	(0.08)(5)	1,917,488	0.97 (6)	0.97 (6)	1.06 (6)	28
For the Year Ended October 31, 2024
A	$14.39	$0.20	$2.99	$3.19	$(0.21)	$—	$(0.21)	$17.37	22.31%	$1,390,340	1.46%	1.44%	1.23%	45%
C	14.14	0.07	2.95	3.02	(0.05)	—	(0.05)	17.11	21.40	3,009	2.15	2.15	0.44	45
I	14.34	0.23	2.97	3.20	(0.21)	—	(0.21)	17.33	22.47	2,195,507	1.23	1.23	1.44	45
R3	14.23	0.16	2.94	3.10	(0.13)	—	(0.13)	17.20	21.90	122	1.77	1.71	0.98	45
R4	14.37	0.20	2.97	3.17	(0.18)	—	(0.18)	17.36	22.17	6,705	1.46	1.46	1.20	45
R5	14.33	0.25	2.98	3.23	(0.07)	—	(0.07)	17.49	22.62	32	1.17	1.17	1.50	45
Y	14.46	0.24	3.00	3.24	(0.22)	—	(0.22)	17.48	22.65	92,686	1.16	1.16	1.48	45
F	14.35	0.26	2.98	3.24	(0.24)	—	(0.24)	17.35	22.76	773,890	1.05	1.05	1.60	45
SDR	14.38	0.26	2.98	3.24	(0.24)	—	(0.24)	17.38	22.71	2,014,305	1.05	1.05	1.60	45
For the Year Ended October 31, 2023
A	$13.24	$0.16	$1.22	$1.38	$(0.23)	$—	$(0.23)	$14.39	10.37%	$857,303	1.50%	1.46%	1.06%	47%
C	12.96	0.08	1.17	1.25	(0.07)	—	(0.07)	14.14	9.65	3,655	2.16	2.16	0.53	47
I	13.20	0.22	1.19	1.41	(0.27)	—	(0.27)	14.34	10.65	1,738,829	1.26	1.26	1.43	47
R3	13.11	0.15	1.18	1.33	(0.21)	—	(0.21)	14.23	10.12	90	1.79	1.72	0.98	47
R4	13.23	0.18	1.20	1.38	(0.24)	—	(0.24)	14.37	10.44	5,602	1.47	1.47	1.21	47
R5	13.20	0.27	1.14	1.41	(0.28)	—	(0.28)	14.33	10.67	23	1.19	1.19	1.77	47
Y	13.24	0.23	1.19	1.42	(0.20)	—	(0.20)	14.46	10.70	98,715	1.18	1.18	1.50	47
F	13.21	0.25	1.19	1.44	(0.30)	—	(0.30)	14.35	10.88	687,024	1.07	1.07	1.62	47
SDR	13.24	0.25	1.19	1.44	(0.30)	—	(0.30)	14.38	10.85	1,631,209	1.07	1.07	1.64	47
The accompanying notes are an integral part of these financial statements.

73

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders Emerging Markets Equity Fund – (continued)
For the Year Ended October 31, 2022
A	$20.05	$0.22	$(7.00)	$(6.78)	$(0.03)	$—	$(0.03)	$13.24	(33.86)%	$70,886	1.56%	1.56%	1.29%	39%
C	19.76	0.11	(6.86)	(6.75)	(0.05)	—	(0.05)	12.96	(34.23)	4,071	2.15	2.15	0.68	39
I	20.13	0.27	(6.97)	(6.70)	(0.23)	—	(0.23)	13.20	(33.63)	1,691,881	1.25	1.25	1.62	39
R3	19.99	0.19	(6.93)	(6.74)	(0.14)	—	(0.14)	13.11	(33.94)	76	1.78	1.70	1.14	39
R4	20.18	0.23	(7.00)	(6.77)	(0.18)	—	(0.18)	13.23	(33.81)	5,013	1.47	1.47	1.39	39
R5	20.14	0.28	(6.98)	(6.70)	(0.24)	—	(0.24)	13.20	(33.62)	294	1.18	1.18	1.66	39
Y	20.20	0.31	(7.02)	(6.71)	(0.25)	—	(0.25)	13.24	(33.58)	97,257	1.17	1.17	1.82	39
F	20.15	0.30	(6.97)	(6.67)	(0.27)	—	(0.27)	13.21	(33.52)	661,403	1.06	1.06	1.78	39
SDR	20.19	0.29	(6.97)	(6.68)	(0.27)	—	(0.27)	13.24	(33.50)	2,295,024	1.06	1.06	1.75	39
For the Year Ended October 31, 2021
A	$17.22	$0.06	$2.95	$3.01	$(0.18)	$—	$(0.18)	$20.05	17.47%	$99,011	1.44%	1.44%	0.28%	36%
C	16.93	0.01	2.82	2.83	—	—	—	19.76	16.72	8,835	2.13	2.13	0.03	36
I	17.22	0.21	2.86	3.07	(0.16)	—	(0.16)	20.13	17.82	2,326,811	1.23	1.23	1.01	36
R3	17.11	0.10	2.85	2.95	(0.07)	—	(0.07)	19.99	17.27	100	1.77	1.68	0.47	36
R4	17.29	0.14	2.90	3.04	(0.15)	—	(0.15)	20.18	17.57	5,485	1.47	1.47	0.68	36
R5	17.22	0.21	2.86	3.07	(0.15)	—	(0.15)	20.14	17.87	412	1.17	1.17	1.01	36
Y	17.25	0.29	2.78	3.07	(0.12)	—	(0.12)	20.20	17.82	890,765	1.16	1.16	1.41	36
F	17.24	0.24	2.86	3.10	(0.19)	—	(0.19)	20.15	17.99	1,049,336	1.05	1.05	1.15	36
SDR	17.27	0.26	2.85	3.11	(0.19)	—	(0.19)	20.19	18.02	2,361,023	1.05	1.05	1.23	36
For the Year Ended October 31, 2020
A	$15.78	$0.06	$1.71	$1.77	$(0.33)	$—	$(0.33)	$17.22	11.28%	$62,843	1.53%	1.53%	0.40%	52%
C	15.51	(0.05)	1.67	1.62	(0.20)	—	(0.20)	16.93	10.51	7,127	2.16	2.16	(0.34)	52
I	15.77	0.10	1.71	1.81	(0.36)	—	(0.36)	17.22	11.56	1,443,799	1.25	1.25	0.63	52
R3	15.66	0.03	1.70	1.73	(0.28)	—	(0.28)	17.11	11.08	88	1.79	1.71	0.21	52
R4	15.74	0.17	1.62	1.79	(0.24)	—	(0.24)	17.29	11.43	4,500	1.43	1.43	1.09	52
R5	15.78	0.11	1.70	1.81	(0.37)	—	(0.37)	17.22	11.55	322	1.20	1.20	0.69	52
Y	15.79	0.13	1.70	1.83	(0.37)	—	(0.37)	17.25	11.69	505,338	1.18	1.18	0.85	52
F	15.78	0.14	1.71	1.85	(0.39)	—	(0.39)	17.24	11.79	861,337	1.08	1.08	0.85	52
SDR	15.81	0.13	1.72	1.85	(0.39)	—	(0.39)	17.27	11.77	1,306,890	1.08	1.08	0.83	52
Hartford Schroders International Contrarian Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$13.28	$0.16	$1.35	$1.51	$(0.18)	$(0.19)	$(0.37)	$14.42	11.78%(5)	$503	1.25%(6)	1.15%(6)	2.40%(6)	22%
C	13.29	0.17	1.35	1.52	(0.08)	(0.19)	(0.27)	14.54	11.72 (5)	156	1.87 (6)	1.08 (6)	2.56 (6)	22
I	13.28	0.21	1.31	1.52	(0.22)	(0.19)	(0.41)	14.39	11.89 (5)	39,731	0.91 (6)	0.85 (6)	3.18 (6)	22
R5	13.28	0.18	1.34	1.52	(0.22)	(0.19)	(0.41)	14.39	11.95 (5)	144	0.87 (6)	0.80 (6)	2.82 (6)	22
Y	13.28	0.26	1.26	1.52	(0.22)	(0.19)	(0.41)	14.39	11.95 (5)	778	0.90 (6)	0.80 (6)	3.87 (6)	22
F	13.28	0.20	1.32	1.52	(0.23)	(0.19)	(0.42)	14.38	11.98 (5)	42,375	0.87 (6)	0.70 (6)	3.02 (6)	22
SDR	13.28	0.19	1.33	1.52	(0.23)	(0.19)	(0.42)	14.38	11.98 (5)	15,585	0.87 (6)	0.70 (6)	2.90 (6)	22
For the Period Ended October 31, 2024
A(13)	$10.99	$0.39	$2.04	$2.43	$(0.11)	$(0.03)	$(0.14)	$13.28	22.31%(5)	$422	1.64%(6)	1.15%(6)	3.18%(6)	42%
C(13)	10.99	0.33	2.01	2.34	(0.01)	(0.03)	(0.04)	13.29	21.43 (5)	121	2.36 (6)	1.95 (6)	2.73 (6)	42
I	10.70	0.44	2.31	2.75	(0.14)	(0.03)	(0.17)	13.28	26.00	20,634	1.38	0.85	3.57	42
R5 (13)	10.99	0.47	2.00	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (5)	123	1.37 (6)	0.80 (6)	3.88 (6)	42
Y(13)	10.99	0.43	2.04	2.47	(0.15)	(0.03)	(0.18)	13.28	22.74 (5)	234	1.38 (6)	0.80 (6)	3.50 (6)	42
F(13)	10.99	0.40	2.08	2.48	(0.16)	(0.03)	(0.19)	13.28	22.86 (5)	3,175	1.36 (6)	0.70 (6)	3.25 (6)	42
SDR	10.70	0.48	2.29	2.77	(0.16)	(0.03)	(0.19)	13.28	26.19	14,395	1.36	0.70	3.89	42
The accompanying notes are an integral part of these financial statements.

74

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Contrarian Value Fund – (continued)
For the Year Ended October 31, 2023
I	$8.75	$0.24	$1.91	$2.15	$(0.20)	$—	$(0.20)	$10.70	24.82%	$12,203	1.81%	0.78%	2.17%	15%
SDR	8.75	0.25	1.90	2.15	(0.20)	—	(0.20)	10.70	24.84	11,600	1.80	0.70	2.23	15
For the Period Ended October 31, 2022(14)
I	$10.00	$0.13	$(1.38)	$(1.25)	$—	$—	$—	$8.75	(12.50)%(5)	$438	14.98%(6)	0.70%(6)	3.29%(6)	8%(15)
SDR	10.00	0.13	(1.38)	(1.25)	—	—	—	8.75	(12.50)(5)	437	14.78 (6)	0.70 (6)	3.29 (6)	8 (15)
Hartford Schroders International Multi-Cap Value Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.33	$0.12	$0.99	$1.11	$(0.12)	$—	$(0.12)	$11.32	10.86%(5)	$113,871	1.12%(6)	1.12%(6)	2.37%(6)	57%
C	10.27	0.08	0.98	1.06	(0.08)	—	(0.08)	11.25	10.39 (5)	5,973	1.87 (6)	1.87 (6)	1.52 (6)	57
I	10.33	0.14	0.97	1.11	(0.13)	—	(0.13)	11.31	10.90 (5)	546,729	0.87 (6)	0.87 (6)	2.60 (6)	57
R3	10.30	0.11	0.97	1.08	(0.10)	—	(0.10)	11.28	10.64 (5)	17,571	1.46 (6)	1.39 (6)	2.09 (6)	57
R4	10.30	0.11	1.00	1.11	(0.12)	—	(0.12)	11.29	10.86 (5)	3,811	1.17 (6)	1.17 (6)	2.18 (6)	57
R5	10.32	0.13	0.98	1.11	(0.13)	—	(0.13)	11.30	10.91 (5)	15,059	0.87 (6)	0.87 (6)	2.45 (6)	57
Y	10.32	0.13	0.98	1.11	(0.13)	—	(0.13)	11.30	10.92 (5)	240,400	0.85 (6)	0.85 (6)	2.58 (6)	57
F	10.33	0.14	0.99	1.13	(0.14)	—	(0.14)	11.32	11.07 (5)	393,769	0.75 (6)	0.75 (6)	2.68 (6)	57
SDR	10.31	0.14	0.99	1.13	(0.14)	—	(0.14)	11.30	11.09 (5)	821,514	0.75 (6)	0.75 (6)	2.76 (6)	57
For the Year Ended October 31, 2024
A	$8.71	$0.29	$1.59	$1.88	$(0.26)	$—	$(0.26)	$10.33	21.74%	$109,822	1.12%	1.12%	2.88%	142%
C	8.66	0.21	1.59	1.80	(0.19)	—	(0.19)	10.27	20.82	6,687	1.86	1.86	2.11	142
I	8.71	0.30	1.61	1.91	(0.29)	—	(0.29)	10.33	22.04	534,371	0.87	0.87	3.05	142
R3	8.69	0.26	1.59	1.85	(0.24)	—	(0.24)	10.30	21.36	16,713	1.47	1.40	2.62	142
R4	8.69	0.29	1.58	1.87	(0.26)	—	(0.26)	10.30	21.61	4,918	1.17	1.17	2.88	142
R5	8.70	0.32	1.59	1.91	(0.29)	—	(0.29)	10.32	22.08	19,615	0.86	0.86	3.17	142
Y	8.70	0.30	1.61	1.91	(0.29)	—	(0.29)	10.32	22.07	234,985	0.86	0.86	2.99	142
F	8.71	0.32	1.60	1.92	(0.30)	—	(0.30)	10.33	22.17	433,930	0.76	0.76	3.19	142
SDR	8.70	0.32	1.59	1.91	(0.30)	—	(0.30)	10.31	22.08	749,283	0.76	0.76	3.19	142
For the Year Ended October 31, 2023
A	$8.05	$0.25	$0.74	$0.99	$(0.33)	$—	$(0.33)	$8.71	12.31%	$101,003	1.12%	1.12%	2.78%	112%
C	8.00	0.18	0.75	0.93	(0.27)	—	(0.27)	8.66	11.54	8,166	1.85	1.85	2.01	112
I	8.05	0.28	0.74	1.02	(0.36)	—	(0.36)	8.71	12.61	589,668	0.85	0.85	3.03	112
R3	8.03	0.23	0.74	0.97	(0.31)	—	(0.31)	8.69	12.01	14,425	1.46	1.42	2.49	112
R4	8.03	0.25	0.74	0.99	(0.33)	—	(0.33)	8.69	12.30	5,126	1.16	1.16	2.72	112
R5	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.64	16,238	0.85	0.85	3.05	112
Y	8.04	0.28	0.74	1.02	(0.36)	—	(0.36)	8.70	12.63	302,192	0.85	0.85	3.05	112
F	8.05	0.29	0.74	1.03	(0.37)	—	(0.37)	8.71	12.73	532,470	0.75	0.75	3.14	112
SDR	8.04	0.29	0.74	1.03	(0.37)	—	(0.37)	8.70	12.75	715,247	0.75	0.75	3.14	112
For the Year Ended October 31, 2022
A	$10.32	$0.29	$(2.27)	$(1.98)	$(0.29)	$—	$(0.29)	$8.05	(19.57)%	$94,322	1.11%	1.11%	3.03%	101%
C	10.25	0.22	(2.26)	(2.04)	(0.21)	—	(0.21)	8.00	(20.16)	9,744	1.85	1.85	2.27	101
I	10.31	0.31	(2.26)	(1.95)	(0.31)	—	(0.31)	8.05	(19.29)	618,285	0.84	0.84	3.26	101
R3	10.28	0.25	(2.24)	(1.99)	(0.26)	—	(0.26)	8.03	(19.72)	13,320	1.46	1.40	2.68	101
R4	10.29	0.28	(2.26)	(1.98)	(0.28)	—	(0.28)	8.03	(19.59)	4,544	1.16	1.16	2.91	101
R5	10.30	0.29	(2.24)	(1.95)	(0.31)	—	(0.31)	8.04	(19.31)	13,333	0.85	0.85	3.08	101
Y	10.31	0.32	(2.27)	(1.95)	(0.32)	—	(0.32)	8.04	(19.36)	247,391	0.85	0.83	3.35	101
F	10.31	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.05	(19.19)	472,832	0.74	0.74	3.33	101
SDR	10.30	0.32	(2.26)	(1.94)	(0.32)	—	(0.32)	8.04	(19.21)	643,506	0.74	0.74	3.34	101
The accompanying notes are an integral part of these financial statements.

75

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Multi-Cap Value Fund – (continued)
For the Year Ended October 31, 2021
A	$7.76	$0.21	$2.57	$2.78	$(0.22)	$—	$(0.22)	$10.32	36.00%	$98,511	1.11%	1.11%	2.12%	85%
C	7.71	0.13	2.56	2.69	(0.15)	—	(0.15)	10.25	34.97	14,700	1.85	1.85	1.34	85
I	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.41	713,835	0.85	0.85	2.39	85
R3	7.73	0.18	2.56	2.74	(0.19)	—	(0.19)	10.28	35.61	17,169	1.46	1.40	1.81	85
R4	7.74	0.23	2.54	2.77	(0.22)	—	(0.22)	10.29	35.96	5,890	1.16	1.16	2.28	85
R5	7.75	0.23	2.57	2.80	(0.25)	—	(0.25)	10.30	36.25	18,070	0.85	0.85	2.28	85
Y	7.75	0.24	2.57	2.81	(0.25)	—	(0.25)	10.31	36.43	285,533	0.85	0.82	2.44	85
F	7.76	0.25	2.56	2.81	(0.26)	—	(0.26)	10.31	36.35	578,284	0.75	0.75	2.52	85
SDR	7.74	0.25	2.57	2.82	(0.26)	—	(0.26)	10.30	36.57	871,784	0.75	0.75	2.49	85
For the Year Ended October 31, 2020
A	$9.05	$0.17	$(1.24)	$(1.07)	$(0.22)	$—	$(0.22)	$7.76	(12.01)%	$65,123	1.12%	1.12%	2.12%	119%
C	8.99	0.11	(1.23)	(1.12)	(0.16)	—	(0.16)	7.71	(12.69)	12,691	1.86	1.86	1.32	119
I	9.05	0.20	(1.26)	(1.06)	(0.24)	—	(0.24)	7.75	(11.86)	538,073	0.85	0.85	2.37	119
R3	9.02	0.14	(1.24)	(1.10)	(0.19)	—	(0.19)	7.73	(12.42)	13,398	1.48	1.48	1.71	119
R4	9.03	0.17	(1.24)	(1.07)	(0.22)	—	(0.22)	7.74	(12.07)	2,328	1.18	1.18	2.13	119
R5	9.04	0.20	(1.25)	(1.05)	(0.24)	—	(0.24)	7.75	(11.75)	17,008	0.86	0.86	2.42	119
Y	9.04	0.20	(1.24)	(1.04)	(0.25)	—	(0.25)	7.75	(11.72)	165,134	0.86	0.81	2.49	119
F	9.05	0.21	(1.25)	(1.04)	(0.25)	—	(0.25)	7.76	(11.65)	357,583	0.76	0.76	2.58	119
SDR	9.04	0.21	(1.26)	(1.05)	(0.25)	—	(0.25)	7.74	(11.78)	577,640	0.76	0.76	2.54	119
Hartford Schroders International Stock Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$18.84	$0.14	$1.06	$1.20	$(0.20)	$—	$(0.20)	$19.84	6.44%(5)	$376,117	1.04%(6)	1.04%(6)	1.51%(6)	13%
C	17.74	0.06	1.01	1.07	(0.06)	—	(0.06)	18.75	6.03 (5)	21,559	1.80 (6)	1.80 (6)	0.70 (6)	13
I	18.23	0.16	1.02	1.18	(0.25)	—	(0.25)	19.16	6.57 (5)	4,106,143	0.80 (6)	0.79 (6)	1.77 (6)	13
R3	18.04	0.11	1.01	1.12	(0.14)	—	(0.14)	19.02	6.30 (5)	4,126	1.36 (6)	1.36 (6)	1.20 (6)	13
R4	18.17	0.13	1.02	1.15	(0.18)	—	(0.18)	19.14	6.39 (5)	3,409	1.10 (6)	1.10 (6)	1.40 (6)	13
R5	18.24	0.15	1.02	1.17	(0.24)	—	(0.24)	19.17	6.53 (5)	29,440	0.80 (6)	0.80 (6)	1.68 (6)	13
Y	18.28	0.15	1.04	1.19	(0.24)	—	(0.24)	19.23	6.61 (5)	35,377	0.79 (6)	0.79 (6)	1.65 (6)	13
F	18.26	0.17	1.02	1.19	(0.26)	—	(0.26)	19.19	6.65 (5)	2,000,743	0.69 (6)	0.69 (6)	1.87 (6)	13
SDR	18.24	0.17	1.02	1.19	(0.26)	—	(0.26)	19.17	6.66 (5)	1,089,665	0.69 (6)	0.69 (6)	1.87 (6)	13
For the Year Ended October 31, 2024
A	$15.22	$0.23	$3.56	$3.79	$(0.17)	$—	$(0.17)	$18.84	25.01%	$338,084	1.04%	1.04%	1.29%	27%
C	14.35	0.09	3.36	3.45	(0.06)	—	(0.06)	17.74	24.07	21,453	1.80	1.80	0.55	27
I	14.73	0.27	3.44	3.71	(0.21)	—	(0.21)	18.23	25.33	3,573,948	0.80	0.78	1.56	27
R3	14.59	0.17	3.40	3.57	(0.12)	—	(0.12)	18.04	24.57	3,477	1.39	1.39	0.98	27
R4	14.67	0.21	3.44	3.65	(0.15)	—	(0.15)	18.17	24.96	3,389	1.11	1.11	1.21	27
R5	14.74	0.27	3.44	3.71	(0.21)	—	(0.21)	18.24	25.30	29,965	0.80	0.80	1.54	27
Y	14.77	0.21	3.51	3.72	(0.21)	—	(0.21)	18.28	25.28	36,861	0.80	0.80	1.23	27
F	14.75	0.29	3.45	3.74	(0.23)	—	(0.23)	18.26	25.48	1,763,658	0.69	0.69	1.64	27
SDR	14.74	0.29	3.44	3.73	(0.23)	—	(0.23)	18.24	25.42	924,344	0.69	0.69	1.65	27
The accompanying notes are an integral part of these financial statements.

76

Hartford International/Global Equity Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —								— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover
Hartford Schroders International Stock Fund – (continued)
For the Year Ended October 31, 2023
A	$13.66	$0.20	$1.51	$1.71	$(0.15)	$—	$(0.15)	$15.22	12.58%	$270,142	1.05%	1.05%	1.25%	28%
C	12.88	0.08	1.43	1.51	(0.04)	—	(0.04)	14.35	11.70	18,355	1.80	1.80	0.50	28
I	13.23	0.23	1.47	1.70	(0.20)	—	(0.20)	14.73	12.88	2,577,667	0.80	0.80	1.50	28
R3	13.11	0.14	1.45	1.59	(0.11)	—	(0.11)	14.59	12.15	2,741	1.39	1.39	0.92	28
R4	13.18	0.20	1.44	1.64	(0.15)	—	(0.15)	14.67	12.50	3,477	1.12	1.12	1.30	28
R5	13.24	0.23	1.47	1.70	(0.20)	—	(0.20)	14.74	12.87	26,855	0.80	0.80	1.51	28
Y	13.27	0.23	1.47	1.70	(0.20)	—	(0.20)	14.77	12.84	121,306	0.81	0.81	1.51	28
F	13.26	0.25	1.45	1.70	(0.21)	—	(0.21)	14.75	12.89	1,149,690	0.70	0.70	1.57	28
SDR	13.24	0.25	1.46	1.71	(0.21)	—	(0.21)	14.74	12.98	712,263	0.70	0.70	1.60	28
For the Year Ended October 31, 2022
A	$19.07	$0.25	$(5.36)	$(5.11)	$(0.16)	$(0.14)	$(0.30)	$13.66	(27.22)%	$210,992	1.06%	1.06%	1.56%	35%
C	17.97	0.13	(5.07)	(4.94)	(0.01)	(0.14)	(0.15)	12.88	(27.71)	15,313	1.81	1.81	0.84	35
I	18.49	0.28	(5.19)	(4.91)	(0.21)	(0.14)	(0.35)	13.23	(27.04)	1,897,371	0.80	0.80	1.79	35
R3	18.31	0.15	(5.11)	(4.96)	(0.10)	(0.14)	(0.24)	13.11	(27.43)	1,988	1.42	1.41	1.01	35
R4	18.42	0.23	(5.17)	(4.94)	(0.16)	(0.14)	(0.30)	13.18	(27.26)	3,618	1.12	1.12	1.49	35
R5	18.49	0.27	(5.17)	(4.90)	(0.21)	(0.14)	(0.35)	13.24	(26.99)	23,775	0.81	0.81	1.76	35
Y	18.54	0.30	(5.22)	(4.92)	(0.21)	(0.14)	(0.35)	13.27	(27.03)	136,982	0.81	0.81	1.87	35
F	18.52	0.29	(5.18)	(4.89)	(0.23)	(0.14)	(0.37)	13.26	(26.93)	692,063	0.70	0.70	1.86	35
SDR	18.50	0.28	(5.17)	(4.89)	(0.23)	(0.14)	(0.37)	13.24	(26.96)	553,856	0.71	0.71	1.84	35
For the Year Ended October 31, 2021
A	$14.14	$0.16	$4.77	$4.93	$(0.00)(7)	$—	$—	$19.07	34.90%	$285,278	1.06%	1.06%	0.89%	28%
C	13.43	0.02	4.52	4.54	—	—	—	17.97	33.80	20,788	1.80	1.80	0.13	28
I	13.71	0.21	4.62	4.83	(0.05)	—	(0.05)	18.49	35.30	1,981,793	0.79	0.79	1.18	28
R3	13.63	0.10	4.58	4.68	—	—	—	18.31	34.34	1,190	1.42	1.41	0.55	28
R4	13.67	0.14	4.61	4.75	(0.00)(7)	—	—	18.42	34.78	3,841	1.12	1.12	0.79	28
R5	13.72	0.20	4.62	4.82	(0.05)	—	(0.05)	18.49	35.20	24,588	0.81	0.81	1.14	28
Y	13.76	0.21	4.62	4.83	(0.05)	—	(0.05)	18.54	35.17	248,058	0.81	0.81	1.17	28
F	13.74	0.22	4.63	4.85	(0.07)	—	(0.07)	18.52	35.36	618,602	0.70	0.70	1.25	28
SDR	13.73	0.22	4.62	4.84	(0.07)	—	(0.07)	18.50	35.31	447,317	0.71	0.71	1.25	28
For the Year Ended October 31, 2020
A	$12.91	$0.07	$1.30	$1.37	$(0.14)	$—	$(0.14)	$14.14	10.63%	$114,042	1.12%	1.11%	0.49%	34%
C	12.25	(0.03)	1.25	1.22	(0.04)	—	(0.04)	13.43	9.93	6,687	1.85	1.85	(0.21)	34
I	12.51	0.10	1.26	1.36	(0.16)	—	(0.16)	13.71	10.93	516,721	0.83	0.83	0.79	34
R3	12.47	0.03	1.26	1.29	(0.13)	—	(0.13)	13.63	10.38	734	1.46	1.45	0.25	34
R4	12.50	0.07	1.25	1.32	(0.15)	—	(0.15)	13.67	10.62	2,536	1.15	1.15	0.51	34
R5	12.52	0.11	1.26	1.37	(0.17)	—	(0.17)	13.72	10.96	12,208	0.83	0.83	0.84	34
Y	12.52	0.06	1.32	1.38	(0.14)	—	(0.14)	13.76	11.09	66,753	0.82	0.82	0.45	34
F	12.52	0.11	1.28	1.39	(0.17)	—	(0.17)	13.74	11.13	169,576	0.75	0.75	0.86	34
SDR	12.52	0.11	1.27	1.38	(0.17)	—	(0.17)	13.73	11.07	136,358	0.75	0.75	0.86	34

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Amount is less than $0.01 per share.
The accompanying notes are an integral part of these financial statements.

77

Hartford International/Global Equity Funds
Financial Highlights – (continued)

(8)	Amount is less than 0.01%.
(9)	Commenced operations on March 31, 2020.
(10)	Classes A, C, I, Y and F commenced operations on February 28, 2022.
(11)	Commenced operations on September 30, 2021.
(12)	Reflects the Fund's portfolio turnover for the period September 30, 2021 through October 31, 2021.
(13)	Classes A, C, R5, Y and F of the Hartford Schroders International Contrarian Value Fund commenced operations on November 8, 2023.
(14)	Commenced operations on May 24, 2022.
(15)	Reflects the Fund’s portfolio turnover for the period May 24, 2022 through October 31, 2022.
The accompanying notes are an integral part of these financial statements.

78

Hartford International/Global Equity Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Climate Opportunities Fund (the "Climate Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Emerging Markets Equity Fund	A, C, I, R3, R4, R5, R6, Y and F
Hartford Global Impact Fund (the "Global Impact Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford International Equity Fund (the "International Equity Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Growth Fund (the "International Growth Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Opportunities Fund (the "International Opportunities Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford International Value Fund (the "International Value Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders China A Fund (the "China A Fund")	A, C, I, Y, F and SDR
Hartford Schroders Diversified Emerging Markets Fund (the "Diversified Emerging Markets Fund")	A, C, I, Y, F and SDR
Hartford Schroders Emerging Markets Equity Fund	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Contrarian Value Fund (the "International Contrarian Value Fund")(1)	A, C, I, R5, Y, F and SDR
Hartford Schroders International Multi-Cap Value Fund (the "International Multi-Cap Value Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders International Stock Fund (the "International Stock Fund")	A, C, I, R3, R4, R5, Y, F and SDR

(1)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
Class A shares of each Fund are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except China A Fund, is a diversified open-end management investment company. China A Fund is a non-diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

79

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

80

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, such Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which such Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the

81

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, International Value Fund, China A Fund, Diversified Emerging Markets Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund and International Stock Fund is to pay dividends from net investment income, if any, annually and realized gains, if any, at least once a year. The policy of International Multi-Cap Value Fund is to pay dividends from net investment income, if any, quarterly, and realized gains, if any, at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts

82

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2025, each of International Contrarian Value Fund and International Multi-Cap Value Fund had used Foreign Currency Contracts.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, each of Hartford Emerging Markets Equity Fund, International Equity Fund, International Value Fund, Diversified Emerging Markets Fund, Hartford Schroders Emerging Markets Equity Fund and International Multi-Cap Value Fund had used Futures Contracts.
c)
Additional Derivative Instrument Information:
Hartford Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$115,775	$—	$115,775
Total	$—	$—	$—	$115,775	$—	$115,775

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$222,024	$—	$222,024
Total	$—	$—	$—	$222,024	$—	$222,024
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$(163,877)	$—	$(163,877)
Total	$—	$—	$—	$(163,877)	$—	$(163,877)

83

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Hartford Emerging Markets Equity Fund – (continued)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	77
International Equity Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$702,107	$—	$702,107
Total	$—	$—	$—	$702,107	$—	$702,107

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(595,392)	$—	$(595,392)
Total	$—	$—	$—	$(595,392)	$—	$(595,392)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$837,531	$—	$837,531
Total	$—	$—	$—	$837,531	$—	$837,531
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	98
International Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$2,070,865	$—	$2,070,865
Total	$—	$—	$—	$2,070,865	$—	$2,070,865

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

84

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Value Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$864,395	$—	$864,395
Total	$—	$—	$—	$864,395	$—	$864,395
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$4,799,213	$—	$4,799,213
Total	$—	$—	$—	$4,799,213	$—	$4,799,213
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	604
Diversified Emerging Markets Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(110,076)	$—	$(110,076)
Total	$—	$—	$—	$(110,076)	$—	$(110,076)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	98
Hartford Schroders Emerging Markets Equity Fund
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(526,074)	$—	$(526,074)
Total	$—	$—	$—	$(526,074)	$—	$(526,074)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,300

85

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Contrarian Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$9,734	$—	$—	$—	$9,734
Total	$—	$9,734	$—	$—	$—	$9,734

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$407,085	$—	$—	$—	$407,085
Total	$—	$407,085	$—	$—	$—	$407,085
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(10,030)	$—	$—	$—	$(10,030)
Total	$—	$(10,030)	$—	$—	$—	$(10,030)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$7,983,106
International Multi-Cap Value Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$164,171	$—	$164,171
Total	$—	$—	$—	$164,171	$—	$164,171

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

86

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Multi-Cap Value Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$(458,465)	$—	$(458,465)
Net realized gain (loss) on foreign currency contracts	—	2,076,464	—	—	—	2,076,464
Total	$—	$2,076,464	$—	$(458,465)	$—	$1,617,999
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$164,171	$—	$164,171
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	151,816	—	—	—	151,816
Total	$—	$151,816	$—	$164,171	$—	$315,987
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	28
Foreign Currency Contracts Purchased at Contract Amount	$56,810,468
Foreign Currency Contracts Sold at Contract Amount	$57,078,918
d)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Hartford Emerging Markets Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$—	$(115,775)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(115,775)
Derivatives not subject to a MNA	—	115,775
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Equity Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$702,107	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	702,107	—
Derivatives not subject to a MNA	(702,107)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

87

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

International Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$2,070,865	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,070,865	—
Derivatives not subject to a MNA	(2,070,865)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

International Contrarian Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(9,734)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	—	(9,734)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(9,734)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Liabilities
UBS	$(9,734)	$—	$—	$—	$(9,734)
Total	$(9,734)	$—	$—	$—	$(9,734)

International Multi-Cap Value Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$164,171	$—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	164,171	—
Derivatives not subject to a MNA	(164,171)	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
As a result of the China A Fund’s focus in China A shares, the China A Fund may be subject to increased currency, political, economic, social, environmental, regulatory and other risks not typically associated with investing in a larger number of countries or regions. Over the last few decades, the Chinese government has undertaken reform of economic and market practices and has expanded the sphere of private ownership of property in China. Nevertheless, China remains an emerging market and demonstrates significantly higher volatility from time to time in

88

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

comparison to developed markets. China A shares are equity securities of companies located in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange. The China A Fund may invest in China A shares through the Shanghai-Hong Kong and Shenzhen-Hong Kong Stock Connect programs (collectively, "Stock Connect"). The Shanghai and Shenzhen stock exchanges may close for extended periods for holidays or otherwise, which impacts the China A Fund’s ability to trade in China A shares during those periods. Trading suspensions in certain stocks and extended market closures could lead to greater market execution risk, valuation risks, liquidity risks, and costs for the China A Fund. The China A Fund’s investments in China A shares are generally subject to the laws of the People’s Republic of China ("PRC"), including local securities regulations and listing rules. As a result of different legal standards, the China A Fund faces the risk of being unable to enforce its rights with respect to its China A shares holdings. Investing in China A shares is subject to trading, clearance, settlement and other procedures, which could pose risks to the China A Fund. Trading through Stock Connect is currently subject to a daily quota, which may restrict the China A Fund’s ability to invest in China A shares through Stock Connect on a timely basis and could affect the China A Fund’s ability to effectively pursue its investment strategy. The risks related to investments in China A shares through Stock Connect are heightened to the extent that the China A Fund invests in China A shares listed on the Science and Technology Innovation Board on the Shanghai stock exchange ("STAR market") and/or the ChiNext market of the Shenzhen stock exchange ("ChiNext market"). Listed companies on the STAR market and ChiNext market are usually of an emerging nature with smaller operating scale. They are subject to higher fluctuation in stock prices and liquidity. It may be more common and faster for companies listed on the STAR market and ChiNext market to delist.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Hartford Emerging Markets Equity Fund	$24,729,720	$—
Global Impact Fund*	14,013,619	26,976,034
International Equity Fund	5,417,194	—
International Growth Fund	10,792,935	7,881,693
International Opportunities Fund	116,385,999	—
International Value Fund	—	32,088,705
China A Fund	11,063,137	15,949,378
Diversified Emerging Markets Fund	2,516,925	—
Hartford Schroders Emerging Markets Equity Fund	858,927,673	427,869,288
International Multi-Cap Value Fund	139,228,804	1,338,872
International Stock Fund	136,844,626	145,361,708

*	Future utilization of losses are subject to limitation under current tax laws.

89

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

During the year ended October 31, 2024, Climate Opportunities Fund utilized $5,604,023, Hartford Emerging Markets Equity Fund utilized $42,465,633, International Equity Fund utilized $24,897,587, International Growth Fund utilized $11,302,607, International Opportunities Fund utilized $201,019,443, International Value Fund utilized $187,727,724, Diversified Emerging Markets Fund utilized $458,751, International Multi-Cap Value Fund utilized $176,611,370, and International Stock Fund utilized $83,501,864, of prior year capital loss carryforwards.
Each of Climate Opportunities Fund and International Contrarian Value Fund had no capital loss carryforwards for U.S. federal tax purposes as of October 31, 2024.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Climate Opportunities Fund	$94,886,623	$23,625,439	$(4,765,712)	$18,859,727
Hartford Emerging Markets Equity Fund	343,464,512	70,403,259	(28,723,282)	41,679,977
Global Impact Fund	204,966,292	58,057,213	(8,338,181)	49,719,032
International Equity Fund	470,631,618	150,731,738	(22,855,598)	127,876,140
International Growth Fund	202,803,196	102,594,954	(5,948,892)	96,646,062
International Opportunities Fund	2,828,261,888	895,486,395	(90,097,401)	805,388,994
International Value Fund	6,470,380,755	1,361,938,998	(331,508,662)	1,030,430,336
China A Fund	16,451,749	936,983	(1,815,634)	(878,651)
Diversified Emerging Markets Fund	44,329,669	12,351,628	(1,084,019)	11,267,609
Hartford Schroders Emerging Markets Equity Fund	3,546,061,063	1,750,523,132	(108,043,563)	1,642,479,569
International Contrarian Value Fund	86,217,682	13,250,608	(2,776,276)	10,474,332
International Multi-Cap Value Fund	1,725,639,109	419,250,189	(22,927,811)	396,322,378
International Stock Fund	6,160,250,530	1,562,326,426	(216,463,743)	1,345,862,683
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”).  Wellington Management serves as a sub-adviser to each of Climate Opportunities Fund, Hartford Emerging Markets Equity Fund, Global Impact Fund, International Equity Fund, International Growth Fund, International Opportunities Fund, and International Value Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund). SIMNA serves as the sub-adviser to each of China A Fund, Climate Opportunities Fund, Diversified Emerging Markets Fund, Hartford Schroders Emerging Markets Equity Fund, International Contrarian Value Fund, International Multi-Cap Value Fund and International Stock Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Schroders Sub-Advised Funds. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund), and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds (or portion thereof in the case of Climate Opportunities Fund). HFMC pays a sub-advisory fee to Wellington Management and/or SIMNA, as applicable, out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Climate Opportunities Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion

90

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Hartford Emerging Markets Equity Fund	0.9000% on first $500 million and;
0.8500% on next $500 million and;
0.8000% over $1 billion
Global Impact Fund	0.6200% on first $500 million and;
0.6000% on next $500 million and;
0.5800% on next $1.5 billion and;
0.5750% on next $2.5 billion and;
0.5700% over $5 billion
International Equity Fund	0.4600% on first $1 billion and;
0.4500% on next $1 billion and;
0.4400% on next $3 billion and;
0.4300% over $5 billion
International Growth Fund	0.8000% on first $250 million and;
0.7500% on next $250 million and;
0.7000% on next $500 million and;
0.6500% over $1 billion
International Opportunities Fund	0.7500% on first $500 million and;
0.6500% on next $500 million and;
0.6400% on next $1.5 billion and;
0.6350% on next $2.5 billion and;
0.6300% on next $5 billion and;
0.6250% over $10 billion
International Value Fund	0.8500% on first $500 million and;
0.8000% on next $500 million and;
0.7500% on next $4 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion
China A Fund	0.9000% on first $1 billion and;
0.8900% over $1 billion
Diversified Emerging Markets Fund	0.8400% on first $1 billion and;
0.7800% over $1 billion
Hartford Schroders Emerging Markets Equity Fund	0.9500% on first $1 billion and;
0.9000% on next $4 billion and;
0.8900% on next $5 billion and;
0.8850% over $10 billion
International Contrarian Value Fund	0.6500% on first $1 billion and;
0.6100% over $1 billion
International Multi-Cap Value Fund	0.7200% on first $1 billion and;
0.6800% on next $4 billion and;
0.6750% on next $5 billion and;
0.6700% over $10 billion
International Stock Fund	0.6700% on first $1 billion and;
0.6500% on next $4 billion and;
0.6450% on next $5 billion and;
0.6400% over $10 billion
For the period November 1, 2024 through November 26, 2024, the investment management fee rate for the Hartford Schroders Emerging Markets Equity Fund was accrued daily and paid monthly based on the Fund’s average daily net assets, at the rate below.
Fund	Management Fee Rates
Hartford Schroders Emerging Markets Equity Fund	1.0500% on first $1 billion and;
1.0000% on next $4 billion and;
0.9900% on next $5 billion and;
0.9850% over $10 billion
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable

91

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
Hartford Emerging Markets Equity Fund	1.45%	2.20%	1.16%	1.70%	1.45%	1.15%	0.98%	1.10%	0.98%	N/A
Global Impact Fund	1.19%	1.94%	0.89%	1.41%	1.11%	0.81%	0.69%	0.79%	0.69%	N/A
International Growth Fund	1.30%	2.05%	0.98%	1.57%	1.27%	1.00%	0.85%	0.95%	0.85%	N/A
China A Fund	1.45%	2.25%	1.15%	N/A	N/A	N/A	N/A	1.11%	0.99%	0.99%
Diversified Emerging Markets Fund	1.34%	2.14%	1.04%	N/A	N/A	N/A	N/A	0.99%	0.89%	0.89%
International Contrarian Value Fund	1.15%	1.95%	0.85%	N/A	N/A	0.80%	N/A	0.80%	0.70%	0.70%
d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Climate Opportunities Fund	$24,330	$26
Hartford Emerging Markets Equity Fund	5,596	72
Global Impact Fund	—	—
International Equity Fund	41,523	391
International Growth Fund	27,956	1,123
International Opportunities Fund	89,610	100
International Value Fund	66,917	731
China A Fund	—	—
Diversified Emerging Markets Fund	—	—
Hartford Schroders Emerging Markets Equity Fund	1,733	—
International Contrarian Value Fund	—	—
International Multi-Cap Value Fund	37,481	968
International Stock Fund	112,037	3,313
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid

92

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination.
Fund	Class A	Class I
International Value Fund	N/A	0.106%
Hartford Schroders Emerging Markets Equity Fund	0.200%	N/A
International Stock Fund	N/A	0.112%
From November 1, 2024 through November 26, 2024, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class A of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A
Hartford Schroders Emerging Markets Equity Fund	0.140%

From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class I of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I
International Value Fund	0.100%
International Stock Fund	0.100%

93

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	0.13%	0.17%	0.14%	0.22%	0.02%	0.12%	0.00%*	0.11%	0.00%*	N/A
Hartford Emerging Markets Equity Fund	0.24%	0.25%	0.12%	0.20%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Global Impact Fund	0.21%	0.25%	0.13%	0.22%	0.17%	0.11%	0.00%*	0.10%	0.00%*	N/A
International Equity Fund	0.18%	0.25%	0.10%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Growth Fund	0.20%	0.25%	0.13%	0.20%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
International Opportunities Fund	0.15%	0.18%	0.09%	0.22%	0.17%	0.10%	0.00%*	0.10%	0.00%*	N/A
International Value Fund	0.12%	0.12%	0.10%	0.18%	0.13%	0.10%	0.00%*	0.09%	0.00%*	N/A
China A Fund	0.24%	0.16%	0.19%	N/A	N/A	N/A	N/A	0.10%	0.00%*	0.00%*
Diversified Emerging Markets Fund	0.23%	0.25%	0.20%	N/A	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Hartford Schroders Emerging Markets Equity Fund	0.19%	0.11%	0.17%	0.21%	0.16%	0.12%	N/A	0.11%	0.00%*	0.00%*
International Contrarian Value Fund	0.13%	—	0.04%	N/A	N/A	—	N/A	0.03%	—	0.00%*
International Multi-Cap Value Fund	0.12%	0.13%	0.12%	0.22%	0.17%	0.12%	N/A	0.11%	0.00%*	0.00%*
International Stock Fund	0.10%	0.12%	0.10%	0.18%	0.17%	0.11%	N/A	0.11%	0.00%*	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. The China A Fund does not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.

94

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Climate Opportunities Fund	$—	$—	$—
Hartford Emerging Markets Equity Fund	—	—	—
Global Impact Fund	—	—	—
International Equity Fund	—	—	—
International Growth Fund	—	—	—
International Opportunities Fund	—	—	—
International Value Fund	13,942,002	15,819	14,353,720
Diversified Emerging Markets Fund	—	—	—
Hartford Schroders Emerging Markets Equity Fund	—	—	—
International Contrarian Value Fund	—	—	—
International Multi-Cap Value Fund	—	—	—
International Stock Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	5%	94%	9%	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	36%	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
China A Fund	21%	57%	24%	N/A	N/A	N/A	N/A	84%	19%	0%*
Diversified Emerging Markets Fund	12%	80%	4%	N/A	N/A	N/A	N/A	60%	100%	—
Hartford Schroders Emerging Markets Equity Fund	—	—	—	11%	—	4%	N/A	—	—	—
International Contrarian Value Fund	27%	87%	40%	N/A	N/A	95%	N/A	18%	0%*	0%*

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Climate Opportunities Fund	—	—	—	0%*	0%*	0%*	—	—	—	N/A
Hartford Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	0%*	—	—	N/A
International Growth Fund	—	—	—	—	0%*	—	—	—	—	N/A
China A Fund	1%	1%	1%	N/A	N/A	N/A	N/A	1%	15%	0%*
Diversified Emerging Markets Fund	0%*	0%*	0%*	N/A	N/A	N/A	N/A	0%*	32%	—
Hartford Schroders Emerging Markets Equity Fund	—	—	—	0%*	—	0%*	N/A	—	—	—
International Contrarian Value Fund	0%*	0%*	16%	N/A	N/A	0%*	N/A	0%*	0%*	0%*

*	Percentage rounds to zero.
As of April 30, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
International Growth Fund	20%
International Opportunities Fund	3%
Hartford Schroders Emerging Markets Equity Fund	1%
International Contrarian Value Fund	43%
International Multi-Cap Value Fund	2%

*	As of April 30, 2025, affiliated funds of funds and the 529 plan were invested in Class F shares.

95

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

10.
Beneficial Fund Ownership:
As of April 30, 2025, to the knowledge of a Fund, Hartford Funds Management Company, LLC and Schroder US Holdings, Inc.  each beneficially held more than 25% of the shares outstanding of the following Fund:
Fund	Shareholder	Percentage of Ownership
Diversified Emerging Markets Fund	Schroder US Holdings, Inc	31%
	Hartford Funds Management Company, LLC	32%
11.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Climate Opportunities Fund	$41,482,619	$53,080,768	$41,482,619	$53,080,768
Hartford Emerging Markets Equity Fund	208,722,348	184,588,764	208,722,348	184,588,764
Global Impact Fund	72,254,424	52,409,205	72,254,424	52,409,205
International Equity Fund	72,341,549	106,525,743	72,341,549	106,525,743
International Growth Fund	60,665,635	76,095,162	60,665,635	76,095,162
International Opportunities Fund	781,738,702	989,649,353	781,738,702	989,649,353
International Value Fund	2,190,414,032	543,230,477	2,190,414,032	543,230,477
China A Fund	6,483,539	6,003,153	6,483,539	6,003,153
Diversified Emerging Markets Fund	37,665,589	45,815,004	37,665,589	45,815,004
Hartford Schroders Emerging Markets Equity Fund	1,687,670,509	2,762,377,613	1,687,670,509	2,762,377,613
International Contrarian Value Fund	66,502,913	16,412,885	66,502,913	16,412,885
International Multi-Cap Value Fund	1,170,265,844	1,346,921,422	1,170,265,844	1,346,921,422
International Stock Fund	1,460,704,227	913,101,147	1,460,704,227	913,101,147
12.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year or period ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Climate Opportunities Fund
Class A
Shares Sold	100,452	$1,685,179	413,547	$6,525,744
Shares Issued for Reinvested Dividends	53,962	913,998	8,843	136,714
Shares Redeemed	(320,604)	(5,297,458)	(487,066)	(7,585,740)
Net Increase (Decrease)	(166,190)	(2,698,281)	(64,676)	(923,282)
Class C
Shares Sold	1,099	$17,199	21,442	$318,408
Shares Issued for Reinvested Dividends	3,125	51,622	—	—
Shares Redeemed	(17,991)	(281,500)	(56,439)	(886,771)
Net Increase (Decrease)	(13,767)	(212,679)	(34,997)	(568,363)
Class I
Shares Sold	187,676	$3,173,819	283,146	$4,326,972
Shares Issued for Reinvested Dividends	36,337	602,307	11,120	168,909
Shares Redeemed	(376,299)	(6,031,219)	(591,479)	(9,164,346)
Net Increase (Decrease)	(152,286)	(2,255,093)	(297,213)	(4,668,465)
Class R3
Shares Sold	2,587	$43,380	25,394	$347,718
Shares Issued for Reinvested Dividends	667	11,158	47	722
Shares Redeemed	(25,801)	(408,340)	(7,090)	(110,568)
Net Increase (Decrease)	(22,547)	(353,802)	18,351	237,872

96

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	20,393	$322,407	25	$386
Shares Issued for Reinvested Dividends	17	281	3	47
Shares Redeemed	(20,393)	(326,003)	—	(8)
Net Increase (Decrease)	17	(3,315)	28	425
Class R5
Shares Sold	5,050	$80,768	23,383	$357,191
Shares Issued for Reinvested Dividends	5,756	94,614	2,938	44,279
Shares Redeemed	(219,518)	(3,470,471)	(204,724)	(3,108,132)
Net Increase (Decrease)	(208,712)	(3,295,089)	(178,403)	(2,706,662)
Class R6
Shares Sold	287,692	$4,540,828	151,903	$2,362,931
Shares Issued for Reinvested Dividends	6,055	98,903	2,052	30,753
Shares Redeemed	(94,078)	(1,543,892)	(117,833)	(1,886,589)
Net Increase (Decrease)	199,669	3,095,839	36,122	507,095
Class Y
Shares Sold	15,956	$266,757	143,456	$2,159,726
Shares Issued for Reinvested Dividends	11,912	200,354	4,369	67,375
Shares Redeemed	(82,823)	(1,367,571)	(244,575)	(3,812,612)
Net Increase (Decrease)	(54,955)	(900,460)	(96,750)	(1,585,511)
Class F
Shares Sold	189,142	$3,150,269	452,404	$7,211,905
Shares Issued for Reinvested Dividends	77,398	1,316,092	27,702	431,871
Shares Redeemed	(509,428)	(8,513,553)	(957,996)	(15,433,445)
Net Increase (Decrease)	(242,888)	(4,047,192)	(477,890)	(7,789,669)
Total Net Increase (Decrease)	(661,659)	$(10,670,072)	(1,095,428)	$(17,496,560)
Hartford Emerging Markets Equity Fund
Class A
Shares Sold	99,593	$1,019,289	278,173	$2,598,324
Shares Issued for Reinvested Dividends	53,372	533,719	78,386	691,365
Shares Redeemed	(198,614)	(2,019,214)	(496,106)	(4,764,793)
Net Increase (Decrease)	(45,649)	(466,206)	(139,547)	(1,475,104)
Class C
Shares Sold	5,996	$59,920	5,500	$50,612
Shares Issued for Reinvested Dividends	1,589	15,670	3,866	33,631
Shares Redeemed	(25,668)	(254,276)	(57,455)	(540,523)
Net Increase (Decrease)	(18,083)	(178,686)	(48,089)	(456,280)
Class I
Shares Sold	3,959,538	$39,715,133	1,427,726	$13,923,140
Shares Issued for Reinvested Dividends	148,103	1,478,064	185,830	1,637,160
Shares Redeemed	(1,297,661)	(13,350,121)	(1,328,103)	(12,493,298)
Net Increase (Decrease)	2,809,980	27,843,076	285,453	3,067,002
Class R3
Shares Sold	12,200	$124,642	9,983	$94,067
Shares Issued for Reinvested Dividends	725	7,231	966	8,503
Shares Redeemed	(3,084)	(31,142)	(15,869)	(152,934)
Net Increase (Decrease)	9,841	100,731	(4,920)	(50,364)
Class R4
Shares Sold	1,063	$10,966	6,733	$67,033
Shares Issued for Reinvested Dividends	470	4,796	448	4,031
Shares Redeemed	(977)	(9,898)	(1,158)	(11,448)
Net Increase (Decrease)	556	5,864	6,023	59,616
Class R5
Shares Sold	22	$231	—	$—
Shares Issued for Reinvested Dividends	95	937	122	1,060
Shares Redeemed	(439)	(4,143)	—	—
Net Increase (Decrease)	(322)	(2,975)	122	1,060

97

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	334,973	$3,324,791	57,665	$593,236
Shares Issued for Reinvested Dividends	2,729	27,187	1,134	9,968
Shares Redeemed	(18,465)	(187,282)	(11,535)	(113,771)
Net Increase (Decrease)	319,237	3,164,696	47,264	489,433
Class Y
Shares Sold	1,548,432	$15,717,445	1,981,519	$17,703,968
Shares Issued for Reinvested Dividends	189,140	1,880,049	1,027,007	9,006,853
Shares Redeemed	(1,656,826)	(17,081,703)	(24,312,685)	(230,465,445)
Net Increase (Decrease)	80,746	515,791	(21,304,159)	(203,754,624)
Class F
Shares Sold	7,004,135	$68,838,019	16,831,030	$156,291,866
Shares Issued for Reinvested Dividends	39,906	394,673	23,895	208,602
Shares Redeemed	(5,880,497)	(59,280,761)	(8,512,467)	(80,069,092)
Net Increase (Decrease)	1,163,544	9,951,931	8,342,458	76,431,376
Total Net Increase (Decrease)	4,319,850	$40,934,222	(12,815,395)	$(125,687,885)
Global Impact Fund
Class A
Shares Sold	218,930	$3,432,463	418,553	$6,029,801
Shares Issued for Reinvested Dividends	22,253	346,475	24,457	351,442
Shares Redeemed	(249,832)	(3,902,434)	(738,521)	(10,849,164)
Net Increase (Decrease)	(8,649)	(123,496)	(295,511)	(4,467,921)
Class C
Shares Sold	7,997	$120,517	12,728	$185,115
Shares Redeemed	(21,602)	(315,926)	(40,958)	(570,992)
Net Increase (Decrease)	(13,605)	(195,409)	(28,230)	(385,877)
Class I
Shares Sold	999,244	$15,884,186	920,639	$13,443,213
Shares Issued for Reinvested Dividends	36,015	558,586	33,911	485,270
Shares Redeemed	(1,516,659)	(23,258,961)	(1,160,745)	(16,828,329)
Net Increase (Decrease)	(481,400)	(6,816,189)	(206,195)	(2,899,846)
Class R3
Shares Sold	51,468	$790,021	79,272	$1,141,755
Shares Issued for Reinvested Dividends	1,756	26,871	2,029	28,678
Shares Redeemed	(76,858)	(1,173,910)	(102,396)	(1,470,728)
Net Increase (Decrease)	(23,634)	(357,018)	(21,095)	(300,295)
Class R4
Shares Sold	3,343	$52,233	10,270	$151,679
Shares Issued for Reinvested Dividends	521	8,098	587	8,419
Shares Redeemed	(6,335)	(96,185)	(21,080)	(296,356)
Net Increase (Decrease)	(2,471)	(35,854)	(10,223)	(136,258)
Class R5
Shares Sold	6,742	$107,920	3,032	$43,637
Shares Issued for Reinvested Dividends	540	8,286	549	7,780
Shares Redeemed	(939)	(14,921)	(8,851)	(127,264)
Net Increase (Decrease)	6,343	101,285	(5,270)	(75,847)
Class R6
Shares Sold	555,702	$8,810,003	219,106	$3,186,489
Shares Issued for Reinvested Dividends	20,118	309,011	20,247	287,105
Shares Redeemed	(468,441)	(7,166,179)	(369,976)	(5,349,298)
Net Increase (Decrease)	107,379	1,952,835	(130,623)	(1,875,704)
Class Y
Shares Sold	842,480	$12,947,451	73,239	$1,075,840
Shares Issued for Reinvested Dividends	4,226	65,080	3,961	56,323
Shares Redeemed	(44,865)	(687,752)	(87,797)	(1,270,118)
Net Increase (Decrease)	801,841	12,324,779	(10,597)	(137,955)

98

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	1,563,894	$24,370,437	2,337,571	$34,210,602
Shares Issued for Reinvested Dividends	71,726	1,110,324	56,192	802,983
Shares Redeemed	(727,722)	(11,354,558)	(1,131,402)	(16,475,959)
Net Increase (Decrease)	907,898	14,126,203	1,262,361	18,537,626
Total Net Increase (Decrease)	1,293,702	$20,977,136	554,617	$8,257,923
International Equity Fund
Class A
Shares Sold	249,548	$3,100,230	534,258	$6,357,821
Shares Issued for Reinvested Dividends	744,733	8,884,659	853,400	9,839,707
Shares Redeemed	(2,759,333)	(34,118,049)	(5,769,636)	(68,746,616)
Net Increase (Decrease)	(1,765,052)	(22,133,160)	(4,381,978)	(52,549,088)
Class C
Shares Sold	14,054	$172,067	19,519	$231,683
Shares Issued for Reinvested Dividends	2,819	33,654	5,027	57,808
Shares Redeemed	(76,152)	(946,205)	(242,605)	(2,878,098)
Net Increase (Decrease)	(59,279)	(740,484)	(218,059)	(2,588,607)
Class I
Shares Sold	375,784	$4,762,592	498,311	$6,026,693
Shares Issued for Reinvested Dividends	81,301	981,309	90,662	1,058,028
Shares Redeemed	(364,167)	(4,546,981)	(859,913)	(10,429,605)
Net Increase (Decrease)	92,918	1,196,920	(270,940)	(3,344,884)
Class R3
Shares Sold	38,542	$472,027	357,464	$4,360,646
Shares Issued for Reinvested Dividends	7,999	95,191	16,643	190,730
Shares Redeemed	(455,189)	(5,518,275)	(422,014)	(5,130,175)
Net Increase (Decrease)	(408,648)	(4,951,057)	(47,907)	(578,799)
Class R4
Shares Sold	11,217	$140,426	23,332	$278,310
Shares Issued for Reinvested Dividends	3,337	40,050	4,209	48,777
Shares Redeemed	(24,458)	(302,234)	(106,485)	(1,281,445)
Net Increase (Decrease)	(9,904)	(121,758)	(78,944)	(954,358)
Class R5
Shares Sold	5,202	$54,717	8,754	$89,909
Shares Issued for Reinvested Dividends	1,070	11,095	1,223	12,305
Shares Redeemed	(10,527)	(111,298)	(9,187)	(96,424)
Net Increase (Decrease)	(4,255)	(45,486)	790	5,790
Class R6
Shares Sold	104,006	$1,305,337	247,725	$3,131,519
Shares Issued for Reinvested Dividends	9,878	119,819	18,053	211,576
Shares Redeemed	(138,614)	(1,749,696)	(555,396)	(6,793,439)
Net Increase (Decrease)	(24,730)	(324,540)	(289,618)	(3,450,344)
Class Y
Shares Sold	29,151	$369,159	174,980	$2,126,041
Shares Issued for Reinvested Dividends	9,810	118,599	12,374	144,532
Shares Redeemed	(89,595)	(1,100,818)	(816,000)	(9,861,030)
Net Increase (Decrease)	(50,634)	(613,060)	(628,646)	(7,590,457)
Class F
Shares Sold	282,682	$3,547,214	498,464	$6,039,750
Shares Issued for Reinvested Dividends	108,164	1,313,109	114,524	1,343,370
Shares Redeemed	(498,497)	(6,285,958)	(881,388)	(10,715,207)
Net Increase (Decrease)	(107,651)	(1,425,635)	(268,400)	(3,332,087)
Total Net Increase (Decrease)	(2,337,235)	$(29,158,260)	(6,183,702)	$(74,382,834)

99

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
International Growth Fund
Class A
Shares Sold	136,690	$2,371,743	312,960	$5,110,947
Shares Issued for Reinvested Dividends	3,169	54,606	30,509	482,046
Shares Redeemed	(545,706)	(9,519,015)	(1,225,467)	(20,234,127)
Net Increase (Decrease)	(405,847)	(7,092,666)	(881,998)	(14,641,134)
Class C
Shares Sold	2,965	$47,472	6,300	$90,146
Shares Redeemed	(13,046)	(201,295)	(51,872)	(748,640)
Net Increase (Decrease)	(10,081)	(153,823)	(45,572)	(658,494)
Class I
Shares Sold	127,926	$2,213,186	311,011	$5,156,912
Shares Issued for Reinvested Dividends	5,714	97,477	14,094	220,425
Shares Redeemed	(221,407)	(3,841,221)	(634,309)	(10,411,274)
Net Increase (Decrease)	(87,767)	(1,530,558)	(309,204)	(5,033,937)
Class R3
Shares Sold	10,111	$176,784	8,538	$146,148
Shares Issued for Reinvested Dividends	—	—	58	935
Shares Redeemed	(3,480)	(62,921)	(11,351)	(190,895)
Net Increase (Decrease)	6,631	113,863	(2,755)	(43,812)
Class R4
Shares Sold	2,169	$38,572	34,199	$608,224
Shares Issued for Reinvested Dividends	45	795	490	7,994
Shares Redeemed	(13,895)	(255,644)	(88,707)	(1,548,425)
Net Increase (Decrease)	(11,681)	(216,277)	(54,018)	(932,207)
Class R5
Shares Sold	740	$13,683	7,061	$121,909
Shares Issued for Reinvested Dividends	117	2,107	454	7,458
Shares Redeemed	(12,689)	(228,965)	(45,578)	(779,326)
Net Increase (Decrease)	(11,832)	(213,175)	(38,063)	(649,959)
Class R6
Shares Sold	17,054	$310,985	38,756	$680,344
Shares Issued for Reinvested Dividends	595	10,725	1,157	19,116
Shares Redeemed	(14,604)	(264,292)	(56,466)	(967,294)
Net Increase (Decrease)	3,045	57,418	(16,553)	(267,834)
Class Y
Shares Sold	14,176	$263,123	37,612	$640,007
Shares Issued for Reinvested Dividends	385	6,928	933	15,385
Shares Redeemed	(20,984)	(378,898)	(51,070)	(890,580)
Net Increase (Decrease)	(6,423)	(108,847)	(12,525)	(235,188)
Class F
Shares Sold	804,873	$13,674,717	1,011,773	$16,642,889
Shares Issued for Reinvested Dividends	50,749	866,801	95,465	1,494,022
Shares Redeemed	(1,171,804)	(20,488,591)	(2,087,003)	(34,363,264)
Net Increase (Decrease)	(316,182)	(5,947,073)	(979,765)	(16,226,353)
Total Net Increase (Decrease)	(840,137)	$(15,091,138)	(2,340,453)	$(38,688,918)
International Opportunities Fund
Class A
Shares Sold	560,247	$10,645,331	1,029,904	$18,296,229
Shares Issued for Reinvested Dividends	279,075	5,112,650	329,222	5,609,944
Shares Redeemed	(1,711,145)	(32,387,466)	(3,731,976)	(66,408,171)
Net Increase (Decrease)	(871,823)	(16,629,485)	(2,372,850)	(42,501,998)
Class C
Shares Sold	20,297	$324,562	26,379	$402,019
Shares Issued for Reinvested Dividends	3,903	60,853	5,657	82,137
Shares Redeemed	(102,816)	(1,662,587)	(298,089)	(4,448,238)
Net Increase (Decrease)	(78,616)	(1,277,172)	(266,053)	(3,964,082)

100

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	1,834,325	$34,293,548	4,052,922	$72,472,068
Shares Issued for Reinvested Dividends	267,098	4,853,175	342,768	5,792,780
Shares Redeemed	(2,712,098)	(51,034,748)	(10,246,021)	(182,941,377)
Net Increase (Decrease)	(610,675)	(11,888,025)	(5,850,331)	(104,676,529)
Class R3
Shares Sold	132,765	$2,563,845	228,532	$4,170,567
Shares Issued for Reinvested Dividends	11,888	222,902	14,650	255,357
Shares Redeemed	(250,977)	(4,901,264)	(456,379)	(8,313,266)
Net Increase (Decrease)	(106,324)	(2,114,517)	(213,197)	(3,887,342)
Class R4
Shares Sold	317,285	$6,278,570	698,630	$13,200,341
Shares Issued for Reinvested Dividends	36,711	702,281	44,404	789,511
Shares Redeemed	(917,281)	(18,244,378)	(1,022,499)	(18,940,407)
Net Increase (Decrease)	(563,285)	(11,263,527)	(279,465)	(4,950,555)
Class R5
Shares Sold	974,057	$19,338,997	2,581,444	$47,793,925
Shares Issued for Reinvested Dividends	134,422	2,591,661	234,934	4,210,008
Shares Redeemed	(1,380,797)	(27,783,869)	(9,145,400)	(172,131,223)
Net Increase (Decrease)	(272,318)	(5,853,211)	(6,329,022)	(120,127,290)
Class R6
Shares Sold	5,894,633	$118,824,724	11,782,264	$225,508,807
Shares Issued for Reinvested Dividends	967,803	18,775,368	1,068,742	19,269,417
Shares Redeemed	(7,946,557)	(159,999,575)	(16,650,728)	(318,288,689)
Net Increase (Decrease)	(1,084,121)	(22,399,483)	(3,799,722)	(73,510,465)
Class Y
Shares Sold	2,640,725	$52,861,552	8,506,188	$164,343,181
Shares Issued for Reinvested Dividends	488,292	9,477,753	608,787	10,982,510
Shares Redeemed	(2,994,294)	(60,365,392)	(16,967,622)	(316,479,863)
Net Increase (Decrease)	134,723	1,973,913	(7,852,647)	(141,154,172)
Class F
Shares Sold	2,859,086	$53,791,655	6,973,281	$123,419,860
Shares Issued for Reinvested Dividends	635,844	11,546,921	650,730	10,997,333
Shares Redeemed	(4,336,952)	(81,783,791)	(6,908,901)	(123,443,017)
Net Increase (Decrease)	(842,022)	(16,445,215)	715,110	10,974,176
Total Net Increase (Decrease)	(4,294,461)	$(85,896,722)	(26,248,177)	$(483,798,257)
International Value Fund
Class A
Shares Sold	1,408,247	$26,824,532	2,184,874	$39,417,693
Shares Issued for Reinvested Dividends	250,042	4,408,241	188,285	3,306,279
Shares Redeemed	(1,003,335)	(18,863,739)	(1,967,284)	(35,500,892)
Net Increase (Decrease)	654,954	12,369,034	405,875	7,223,080
Class C
Shares Sold	107,286	$2,045,275	126,687	$2,258,819
Shares Issued for Reinvested Dividends	9,233	161,577	7,119	124,077
Shares Redeemed	(65,351)	(1,199,251)	(74,089)	(1,336,108)
Net Increase (Decrease)	51,168	1,007,601	59,717	1,046,788
Class I
Shares Sold	106,802,825	$2,007,599,380	63,870,608	$1,169,796,261
Shares Issued for Reinvested Dividends	4,819,829	85,359,174	3,105,227	54,776,199
Shares Redeemed	(38,252,020)	(728,091,253)	(46,002,585)	(831,896,561)
Net Increase (Decrease)	73,370,634	1,364,867,301	20,973,250	392,675,899
Class R3
Shares Sold	29,559	$565,419	18,214	$324,986
Shares Issued for Reinvested Dividends	1,401	24,801	1,446	25,486
Shares Redeemed	(3,605)	(69,322)	(27,703)	(500,352)
Net Increase (Decrease)	27,355	520,898	(8,043)	(149,880)

101

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R4
Shares Sold	75,972	$1,410,254	188,407	$3,402,544
Shares Issued for Reinvested Dividends	11,559	203,426	5,764	101,111
Shares Redeemed	(152,494)	(2,918,200)	(77,041)	(1,400,510)
Net Increase (Decrease)	(64,963)	(1,304,520)	117,130	2,103,145
Class R5
Shares Sold	319,502	$6,080,450	711,095	$12,762,577
Shares Issued for Reinvested Dividends	96,715	1,719,589	61,961	1,097,331
Shares Redeemed	(419,712)	(8,209,584)	(307,030)	(5,672,252)
Net Increase (Decrease)	(3,495)	(409,545)	466,026	8,187,656
Class R6
Shares Sold	2,157,219	$41,962,371	4,721,493	$88,167,245
Shares Issued for Reinvested Dividends	725,981	13,212,856	509,265	9,222,797
Shares Redeemed	(3,018,080)	(59,831,368)	(2,873,982)	(54,409,802)
Net Increase (Decrease)	(134,880)	(4,656,141)	2,356,776	42,980,240
Class Y
Shares Sold	10,366,573	$203,809,054	41,772,358	$767,231,144
Shares Issued for Reinvested Dividends	2,182,034	39,691,198	1,125,591	20,373,203
Shares Redeemed	(13,964,207)	(272,179,652)	(15,930,704)	(304,496,181)
Net Increase (Decrease)	(1,415,600)	(28,679,400)	26,967,245	483,108,166
Class F
Shares Sold	31,095,766	$587,451,168	14,646,784	$264,911,101
Shares Issued for Reinvested Dividends	1,396,318	24,742,757	986,082	17,404,351
Shares Redeemed	(4,784,777)	(91,299,611)	(12,081,380)	(221,193,155)
Net Increase (Decrease)	27,707,307	520,894,314	3,551,486	61,122,297
Total Net Increase (Decrease)	100,192,480	$1,864,609,542	54,889,462	$998,297,391
China A Fund
Class A
Shares Sold	10,970	$118,749	11,336	$115,425
Shares Issued for Reinvested Dividends	173	1,779	80	757
Shares Redeemed	(7,854)	(83,173)	(105,604)	(999,632)
Net Increase (Decrease)	3,289	37,355	(94,188)	(883,450)
Class C
Shares Sold	—	$—	7,448	$70,000
Shares Redeemed	(494)	(5,320)	(200)	(1,841)
Net Increase (Decrease)	(494)	(5,320)	7,248	68,159
Class I
Shares Sold	—	$3	57,579	$531,671
Shares Issued for Reinvested Dividends	331	3,408	1,390	13,221
Shares Redeemed	(5,508)	(57,241)	(451,071)	(4,325,556)
Net Increase (Decrease)	(5,177)	(53,830)	(392,102)	(3,780,664)
Class Y
Shares Sold	1,842	$20,534	—	$—
Shares Issued for Reinvested Dividends	84	871	58	556
Shares Redeemed	—	—	(6,486)	(62,662)
Net Increase (Decrease)	1,926	21,405	(6,428)	(62,106)
Class F
Shares Sold	96,022	$1,000,000	—	$—
Shares Issued for Reinvested Dividends	9,513	98,074	8,511	81,111
Shares Redeemed	—	—	(522,869)	(4,791,149)
Net Increase (Decrease)	105,535	1,098,074	(514,358)	(4,710,038)
Class SDR
Shares Sold	1	$10	47	$501
Shares Issued for Reinvested Dividends	—	4	—	—
Shares Redeemed	—	(1)	—	—
Net Increase (Decrease)	1	13	47	501
Total Net Increase (Decrease)	105,080	$1,097,697	(999,781)	$(9,367,598)

102

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Diversified Emerging Markets Fund
Class A
Shares Sold	1,164	$10,249	4,252	$33,507
Shares Issued for Reinvested Dividends	107	911	54	425
Shares Redeemed	(254)	(2,186)	(67)	(566)
Net Increase (Decrease)	1,017	8,974	4,239	33,366
Class C
Shares Sold	—	$—	262	$2,208
Shares Issued for Reinvested Dividends	7	59	6	45
Net Increase (Decrease)	7	59	268	2,253
Class I
Shares Sold	—	$—	822	$6,500
Shares Issued for Reinvested Dividends	708	5,996	764	6,013
Shares Redeemed	(16,183)	(140,171)	(4,215)	(35,436)
Net Increase (Decrease)	(15,475)	(134,175)	(2,629)	(22,923)
Class Y
Shares Sold	53	$472	221	$1,828
Shares Issued for Reinvested Dividends	30	253	28	222
Shares Redeemed	—	—	(134)	(1,242)
Net Increase (Decrease)	83	725	115	808
Class F
Shares Issued for Reinvested Dividends	36,276	$306,169	35,530	$278,908
Net Increase (Decrease)	36,276	306,169	35,530	278,908
Class SDR
Shares Sold	514,773	$4,442,240	356,301	$2,935,494
Shares Issued for Reinvested Dividends	13,273	112,024	18,351	144,059
Shares Redeemed	(1,320,779)	(11,351,842)	(845,525)	(6,981,659)
Net Increase (Decrease)	(792,733)	(6,797,578)	(470,873)	(3,902,106)
Total Net Increase (Decrease)	(770,825)	$(6,615,826)	(433,350)	$(3,609,694)
Hartford Schroders Emerging Markets Equity Fund
Class A
Shares Sold	12,613,859	$214,823,069	38,757,962	$634,396,192
Shares Issued for Reinvested Dividends	802,715	13,493,640	789,474	12,260,537
Shares Redeemed	(86,963,767)	(1,469,940,443)	(19,048,141)	(304,282,945)
Net Increase (Decrease)	(73,547,193)	(1,241,623,734)	20,499,295	342,373,784
Class C
Shares Sold	2,337	$38,690	10,318	$164,285
Shares Issued for Reinvested Dividends	68	1,137	810	12,460
Shares Redeemed	(45,617)	(775,185)	(93,722)	(1,454,494)
Net Increase (Decrease)	(43,212)	(735,358)	(82,594)	(1,277,749)
Class I
Shares Sold	20,198,129	$342,756,390	35,815,410	$581,893,298
Shares Issued for Reinvested Dividends	574,504	9,628,677	657,834	10,176,686
Shares Redeemed	(73,397,126)	(1,259,171,691)	(31,076,788)	(507,346,441)
Net Increase (Decrease)	(52,624,493)	(906,786,624)	5,396,456	84,723,543
Class R3
Shares Sold	855	$14,484	1,788	$28,764
Shares Issued for Reinvested Dividends	52	867	50	772
Shares Redeemed	(14)	(249)	(1,026)	(15,925)
Net Increase (Decrease)	893	15,102	812	13,611
Class R4
Shares Sold	26,632	$448,545	67,266	$1,092,172
Shares Issued for Reinvested Dividends	3,507	58,995	4,463	69,311
Shares Redeemed	(25,512)	(436,489)	(75,565)	(1,226,387)
Net Increase (Decrease)	4,627	71,051	(3,836)	(64,904)

103

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	212	$3,672	357	$5,740
Shares Issued for Reinvested Dividends	24	406	8	126
Shares Redeemed	(236)	(4,044)	(157)	(2,640)
Net Increase (Decrease)	—	34	208	3,226
Class Y
Shares Sold	504,354	$8,752,894	766,685	$12,442,254
Shares Issued for Reinvested Dividends	64,073	1,082,840	92,206	1,438,412
Shares Redeemed	(681,237)	(11,677,500)	(2,383,075)	(39,426,557)
Net Increase (Decrease)	(112,810)	(1,841,766)	(1,524,184)	(25,545,891)
Class F
Shares Sold	95,539,215	$1,611,536,063	8,956,019	$146,175,728
Shares Issued for Reinvested Dividends	79,338	1,328,918	96,845	1,497,226
Shares Redeemed	(28,539,096)	(476,413,815)	(12,311,047)	(203,198,439)
Net Increase (Decrease)	67,079,457	1,136,451,166	(3,258,183)	(55,525,485)
Class SDR
Shares Sold	11,057,788	$189,376,193	18,150,401	$301,064,778
Shares Issued for Reinvested Dividends	1,433,674	24,057,045	1,663,585	25,768,935
Shares Redeemed	(16,531,433)	(285,040,205)	(17,364,145)	(288,616,161)
Net Increase (Decrease)	(4,039,971)	(71,606,967)	2,449,841	38,217,552
Total Net Increase (Decrease)	(63,282,702)	$(1,086,057,096)	23,477,815	$382,917,687
International Contrarian Value Fund
Class A(1)
Shares Sold	20,497	$284,858	31,772	$404,247
Shares Issued for Reinvested Dividends	877	11,141	112	1,318
Shares Redeemed	(18,202)	(240,500)	(146)	(1,766)
Net Increase (Decrease)	3,172	55,499	31,738	403,799
Class C(1)
Shares Sold	1,387	$19,904	9,099	$100,000
Shares Issued for Reinvested Dividends	194	2,490	38	437
Net Increase (Decrease)	1,581	22,394	9,137	100,437
Class I
Shares Sold	1,442,364	$20,091,105	496,302	$6,402,310
Shares Issued for Reinvested Dividends	49,441	625,905	16,693	195,682
Shares Redeemed	(284,233)	(3,785,209)	(99,314)	(1,156,471)
Net Increase (Decrease)	1,207,572	16,931,801	413,681	5,441,521
Class R5(1)
Shares Sold	466	$6,375	9,099	$100,000
Shares Issued for Reinvested Dividends	306	3,872	143	1,679
Net Increase (Decrease)	772	10,247	9,242	101,679
Class Y(1)
Shares Sold	36,168	$513,101	17,438	$207,150
Shares Issued for Reinvested Dividends	580	7,338	143	1,679
Shares Redeemed	(274)	(3,466)	—	—
Net Increase (Decrease)	36,474	516,973	17,581	208,829
Class F(1)
Shares Sold	3,312,966	$43,017,040	238,910	$3,190,995
Shares Issued for Reinvested Dividends	112,505	1,420,890	153	1,787
Shares Redeemed	(717,470)	(9,618,601)	(52)	(702)
Net Increase (Decrease)	2,708,001	34,819,329	239,011	3,192,080
Class SDR
Shares Sold	—	$—	37	$500
Shares Issued for Reinvested Dividends	1	16	—	—
Net Increase (Decrease)	1	16	37	500
Total Net Increase (Decrease)	3,957,573	$52,356,259	720,427	$9,448,845

104

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
International Multi-Cap Value Fund
Class A
Shares Sold	520,646	$5,522,845	1,013,226	$10,028,854
Shares Issued for Reinvested Dividends	118,909	1,221,708	285,459	2,879,044
Shares Redeemed	(1,205,229)	(12,622,688)	(2,264,045)	(22,583,694)
Net Increase (Decrease)	(565,674)	(5,878,135)	(965,360)	(9,675,796)
Class C
Shares Sold	14,819	$154,569	34,985	$352,675
Shares Issued for Reinvested Dividends	4,810	48,453	15,022	149,774
Shares Redeemed	(139,665)	(1,462,832)	(341,878)	(3,428,794)
Net Increase (Decrease)	(120,036)	(1,259,810)	(291,871)	(2,926,345)
Class I
Shares Sold	3,891,560	$40,735,950	8,505,974	$84,712,206
Shares Issued for Reinvested Dividends	601,658	6,189,033	1,520,770	15,297,072
Shares Redeemed	(7,895,466)	(83,258,091)	(26,013,047)	(256,348,921)
Net Increase (Decrease)	(3,402,248)	(36,333,108)	(15,986,303)	(156,339,643)
Class R3
Shares Sold	157,266	$1,646,116	380,105	$3,789,399
Shares Issued for Reinvested Dividends	16,426	167,640	39,905	401,068
Shares Redeemed	(238,651)	(2,483,653)	(458,084)	(4,612,714)
Net Increase (Decrease)	(64,959)	(669,897)	(38,074)	(422,247)
Class R4
Shares Sold	21,504	$222,851	83,564	$807,111
Shares Issued for Reinvested Dividends	5,157	52,562	14,285	143,303
Shares Redeemed	(166,234)	(1,698,167)	(210,591)	(2,099,088)
Net Increase (Decrease)	(139,573)	(1,422,754)	(112,742)	(1,148,674)
Class R5
Shares Sold	84,295	$880,672	272,717	$2,694,990
Shares Issued for Reinvested Dividends	21,303	217,950	54,604	550,779
Shares Redeemed	(673,925)	(6,786,811)	(292,762)	(2,937,782)
Net Increase (Decrease)	(568,327)	(5,688,189)	34,559	307,987
Class Y
Shares Sold	1,647,727	$17,148,703	3,197,924	$31,514,850
Shares Issued for Reinvested Dividends	284,757	2,925,124	744,488	7,459,521
Shares Redeemed	(3,430,992)	(36,531,242)	(15,899,961)	(152,383,927)
Net Increase (Decrease)	(1,498,508)	(16,457,415)	(11,957,549)	(113,409,556)
Class F
Shares Sold	3,763,339	$39,360,216	8,668,402	$86,781,767
Shares Issued for Reinvested Dividends	499,393	5,142,627	1,279,655	12,914,452
Shares Redeemed	(11,461,647)	(119,071,025)	(29,087,406)	(274,649,208)
Net Increase (Decrease)	(7,198,915)	(74,568,182)	(19,139,349)	(174,952,989)
Class SDR
Shares Sold	6,570,270	$68,855,021	13,288,223	$132,605,725
Shares Issued for Reinvested Dividends	937,598	9,653,996	2,134,710	21,490,212
Shares Redeemed	(7,420,745)	(77,963,649)	(25,032,637)	(248,226,085)
Net Increase (Decrease)	87,123	545,368	(9,609,704)	(94,130,148)
Total Net Increase (Decrease)	(13,471,117)	$(141,732,122)	(58,066,393)	$(552,697,411)
International Stock Fund
Class A
Shares Sold	2,883,856	$54,884,643	4,207,590	$75,740,358
Shares Issued for Reinvested Dividends	191,709	3,531,290	171,420	2,958,709
Shares Redeemed	(2,063,119)	(39,311,965)	(4,181,443)	(74,304,847)
Net Increase (Decrease)	1,012,446	19,103,968	197,567	4,394,220
Class C
Shares Sold	81,975	$1,478,525	206,628	$3,526,901
Shares Issued for Reinvested Dividends	3,722	64,942	4,522	73,934
Shares Redeemed	(145,311)	(2,613,390)	(280,940)	(4,782,968)
Net Increase (Decrease)	(59,614)	(1,069,923)	(69,790)	(1,182,133)

105

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	48,303,411	$887,663,113	79,163,463	$1,372,831,814
Shares Issued for Reinvested Dividends	2,601,202	46,223,359	2,034,735	33,898,686
Shares Redeemed	(32,667,584)	(597,179,590)	(60,131,492)	(1,038,944,673)
Net Increase (Decrease)	18,237,029	336,706,882	21,066,706	367,785,827
Class R3
Shares Sold	31,133	$562,766	39,760	$686,598
Shares Issued for Reinvested Dividends	1,659	29,321	1,443	23,910
Shares Redeemed	(8,572)	(157,886)	(36,340)	(637,212)
Net Increase (Decrease)	24,220	434,201	4,863	73,296
Class R4
Shares Sold	18,605	$337,357	50,069	$871,109
Shares Issued for Reinvested Dividends	1,702	30,248	2,009	33,453
Shares Redeemed	(28,801)	(532,686)	(102,488)	(1,780,771)
Net Increase (Decrease)	(8,494)	(165,081)	(50,410)	(876,209)
Class R5
Shares Sold	170,873	$3,138,452	303,793	$5,240,819
Shares Issued for Reinvested Dividends	21,575	383,600	22,453	374,294
Shares Redeemed	(300,187)	(5,492,537)	(505,473)	(8,824,693)
Net Increase (Decrease)	(107,739)	(1,970,485)	(179,227)	(3,209,580)
Class Y
Shares Sold	190,207	$3,503,197	400,862	$6,955,028
Shares Issued for Reinvested Dividends	20,989	374,233	92,607	1,547,461
Shares Redeemed	(387,313)	(7,256,149)	(6,689,787)	(111,416,803)
Net Increase (Decrease)	(176,117)	(3,378,719)	(6,196,318)	(102,914,314)
Class F
Shares Sold	17,581,660	$325,008,840	35,327,494	$620,959,227
Shares Issued for Reinvested Dividends	1,403,191	24,962,764	1,054,408	17,576,974
Shares Redeemed	(11,293,819)	(207,963,410)	(17,722,554)	(309,965,105)
Net Increase (Decrease)	7,691,032	142,008,194	18,659,348	328,571,096
Class SDR
Shares Sold	11,915,591	$220,219,921	13,281,923	$231,183,783
Shares Issued for Reinvested Dividends	743,416	13,210,501	612,621	10,206,266
Shares Redeemed	(6,482,930)	(119,536,605)	(11,547,413)	(201,187,942)
Net Increase (Decrease)	6,176,077	113,893,817	2,347,131	40,202,107
Total Net Increase (Decrease)	32,788,840	$605,562,854	35,779,870	$632,844,310

(1)	Classes A, C, R5, Y and F of the International Contrarian Value Fund commenced operations on November 8, 2023.
13.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
14.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

106

Hartford International/Global Equity Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

15.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
16.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
The Board of Directors of The Hartford Mutual Funds II, Inc. has approved a plan of liquidation for the China A Fund and the Diversified Emerging Markets Fund pursuant to which each of these Funds will be liquidated as of the close of business on July 18, 2025 (or at such earlier or later date as determined by an officer of The Hartford Mutual Funds II, Inc.).

107

Hartford International/Global Equity Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

108

Hartford International/Global Equity Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

109

Hartford International/Global Equity Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

110

Hartford International/Global Equity Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

111

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-GE25 06/25 Printed in the U.S.A.

Hartford Fixed
Income Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼Hartford Dynamic Bond Fund
◼The Hartford Emerging Markets Local Debt Fund
◼The Hartford Floating Rate Fund
◼The Hartford High Yield Fund
◼The Hartford Inflation Plus Fund
◼Hartford Low Duration High Income Fund
◼The Hartford Municipal Opportunities Fund
◼Hartford Municipal Short Duration Fund
◼Hartford Schroders Core Fixed Income Fund
◼Hartford Schroders Emerging Markets Multi-Sector Bond Fund
◼Hartford Schroders Tax-Aware Bond Fund
◼The Hartford Short Duration Fund
◼The Hartford Strategic Income Fund
◼Hartford Sustainable Municipal Bond Fund
◼The Hartford Total Return Bond Fund
◼The Hartford World Bond Fund

Hartford Fixed Income Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
Hartford Dynamic Bond Fund	4
The Hartford Emerging Markets Local Debt Fund	9
The Hartford Floating Rate Fund	19
The Hartford High Yield Fund	28
The Hartford Inflation Plus Fund	34
Hartford Low Duration High Income Fund	41
The Hartford Municipal Opportunities Fund	50
Hartford Municipal Short Duration Fund	61
Hartford Schroders Core Fixed Income Fund	65
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	70
Hartford Schroders Tax-Aware Bond Fund	75
The Hartford Short Duration Fund	80
The Hartford Strategic Income Fund	93
Hartford Sustainable Municipal Bond Fund	120
The Hartford Total Return Bond Fund	125
The Hartford World Bond Fund	145
Glossary	169
Statements of Assets and Liabilities:
Hartford Dynamic Bond Fund	170
The Hartford Emerging Markets Local Debt Fund	170
The Hartford Floating Rate Fund	170
The Hartford High Yield Fund	170
The Hartford Inflation Plus Fund	170
Hartford Low Duration High Income Fund	170
The Hartford Municipal Opportunities Fund	172
Hartford Municipal Short Duration Fund	172
Hartford Schroders Core Fixed Income Fund	172
Hartford Schroders Emerging Markets Multi-Sector Bond Fund	172
Hartford Schroders Tax-Aware Bond Fund	172
The Hartford Short Duration Fund	172
The Hartford Strategic Income Fund	174
Hartford Sustainable Municipal Bond Fund	174
The Hartford Total Return Bond Fund	174
The Hartford World Bond Fund	174
Statements of Operations:
Hartford Dynamic Bond Fund	176
The Hartford Emerging Markets Local Debt Fund	176
The Hartford Floating Rate Fund	176
The Hartford High Yield Fund	176

Hartford Fixed Income Funds

Hartford Fixed Income Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Hartford Dynamic Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3%
	Advertising - 0.2%
$ 5,415,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(1)	$5,029,227
	Aerospace & Defense - 0.3%
	Boeing Co.
235,000	3.63%, 02/01/2031	219,562
626,000	5.15%, 05/01/2030	631,964
1,960,000	6.39%, 05/01/2031	2,091,451
3,230,000	6.53%, 05/01/2034	3,469,486
		6,412,463
	Airlines - 0.2%
4,325,000	American Airlines, Inc. 8.50%, 05/15/2029(1)(2)	4,408,014
	Auto Manufacturers - 1.1%
7,310,000	Ford Motor Co. 4.75%, 01/15/2043	5,466,204
	Ford Motor Credit Co. LLC
6,045,000	2.90%, 02/10/2029	5,377,915
5,170,000	5.88%, 11/07/2029	5,088,019
4,210,000	5.92%, 03/20/2028	4,187,561
	General Motors Financial Co., Inc.
3,130,000	3.10%, 01/12/2032	2,682,229
2,095,000	5.55%, 07/15/2029	2,110,199
		24,912,127
	Beverages - 0.2%
3,110,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	3,020,238
2,145,000	Bacardi-Martini BV 5.55%, 02/01/2030(1)	2,187,900
		5,208,138
	Biotechnology - 0.2%
5,835,000	Royalty Pharma PLC 2.20%, 09/02/2030	5,062,389
	Chemicals - 3.3%
	Braskem Netherlands Finance BV
15,180,000	4.50%, 01/31/2030(3)	12,584,598
2,780,000	5.88%, 01/31/2050(3)	1,882,304
5,225,000	8.00%, 10/15/2034(1)	4,662,006
5,740,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033	5,388,049
8,910,000	Chemours Co. 4.63%, 11/15/2029(1)	7,461,032
6,970,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(1)	6,065,716
	OCP SA
4,425,000	6.10%, 04/30/2030(1)	4,427,884
10,125,000	6.70%, 03/01/2036(1)	10,019,521
3,780,000	Olympus Water U.S. Holding Corp. 7.25%, 06/15/2031(1)	3,780,000
6,060,000	Sasol Financing USA LLC 5.50%, 03/18/2031	4,691,024
5,225,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(1)	5,005,556
8,840,000	Tronox, Inc. 4.63%, 03/15/2029(1)	7,155,757
		73,123,447
	Commercial Banks - 0.7%
10,945,000	Bank of America Corp. 6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(4)(5)	10,950,041
7,180,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(1)(4)	5,609,303
		16,559,344
	Commercial Services - 1.3%
	Adani Ports & Special Economic Zone Ltd.
13,270,000	3.10%, 02/02/2031(3)	10,676,200
6,270,000	3.83%, 02/02/2032(3)	5,128,806
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Commercial Services - 1.3% - (continued)
$ 5,831,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.63%, 06/01/2028(1)	$5,583,467
2,810,000	JSW Infrastructure Ltd. 4.95%, 01/21/2029(3)	2,683,520
5,870,000	Valvoline, Inc. 3.63%, 06/15/2031(1)	5,141,090
		29,213,083
	Construction Materials - 0.8%
6,825,000	Builders FirstSource, Inc. 5.00%, 03/01/2030(1)	6,548,286
4,950,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	4,953,559
5,245,000	Standard Industries, Inc. 4.75%, 01/15/2028(1)	5,132,985
		16,634,830
	Diversified Financial Services - 1.5%
17,160,000	AGFC Capital Trust I 6.27%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(1)(6)	11,497,200
9,945,000	Citadel Finance LLC 5.90%, 02/10/2030(1)	9,876,436
5,130,000	Freedom Mortgage Holdings LLC 8.38%, 04/01/2032(1)	5,017,294
1,290,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	1,281,009
2,720,000	Muthoot Finance Ltd. 6.38%, 04/23/2029(3)	2,630,907
2,540,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(1)	2,459,479
		32,762,325
	Electric - 2.4%
6,525,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(1)	5,643,221
9,159,294	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(3)	8,010,260
3,425,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	3,184,558
6,270,000	Emera U.S. Finance LP 2.64%, 06/15/2031	5,447,163
	Pacific Gas & Electric Co.
14,260,000	2.50%, 02/01/2031	12,306,848
9,369,000	4.55%, 07/01/2030	9,088,118
4,220,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(3)	3,911,185
	XPLR Infrastructure Operating Partners LP
2,595,000	4.50%, 09/15/2027(1)	2,453,408
2,530,000	7.25%, 01/15/2029(1)	2,503,902
		52,548,663
	Electronics - 0.2%
4,060,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	3,876,790
	Energy-Alternate Sources - 0.5%
	Greenko Power II Ltd.
5,298,075	4.30%, 12/13/2028(3)	4,851,253
2,342,175	4.30%, 12/13/2028(1)	2,144,644
4,965,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	4,806,943
		11,802,840
	Engineering & Construction - 0.4%
	IHS Holding Ltd.
3,875,000	6.25%, 11/29/2028(3)	3,678,548
820,000	7.88%, 05/29/2030(3)	790,433
950,000	8.25%, 11/29/2031(3)	914,770
3,475,000	Mexico City Airport Trust 5.50%, 07/31/2047(3)	2,710,500
		8,094,251
	Entertainment - 1.9%
	Caesars Entertainment, Inc.
5,315,000	4.63%, 10/15/2029(1)	4,906,560
3,575,000	6.00%, 10/15/2032(1)(2)	3,370,309
The accompanying notes are an integral part of these financial statements.

4

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Entertainment - 1.9% - (continued)
$ 2,705,000	6.50%, 02/15/2032(1)	$2,719,169
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
3,000,000	4.63%, 04/16/2029(1)	2,580,964
5,800,000	4.63%, 04/06/2031(1)	4,648,026
	Warnermedia Holdings, Inc.
5,785,000	4.05%, 03/15/2029	5,403,675
16,425,000	5.05%, 03/15/2042	12,380,564
9,861,000	5.14%, 03/15/2052	6,741,593
		42,750,860
	Environmental Control - 0.5%
3,390,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	3,311,691
1,620,000	Madison IAQ LLC 4.13%, 06/30/2028(1)	1,546,713
5,445,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	5,087,688
		9,946,092
	Food - 1.6%
5,480,000	B&G Foods, Inc. 8.00%, 09/15/2028(1)	5,436,902
12,240,000	MARB BondCo PLC 3.95%, 01/29/2031(3)	10,586,586
15,250,000	Minerva Luxembourg SA 4.38%, 03/18/2031(3)	13,420,322
5,605,000	Post Holdings, Inc. 4.50%, 09/15/2031(1)	5,100,769
		34,544,579
	Gas - 0.5%
10,815,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	11,095,190
	Hand/Machine Tools - 0.7%
15,935,000	Regal Rexnord Corp. 6.30%, 02/15/2030	16,458,045
	Healthcare - Services - 2.0%
5,635,000	Acadia Healthcare Co., Inc. 5.00%, 04/15/2029(1)	5,327,109
	Centene Corp.
23,459,000	2.45%, 07/15/2028	21,567,034
2,760,000	2.50%, 03/01/2031	2,340,237
7,310,000	3.00%, 10/15/2030	6,419,969
5,825,000	IQVIA, Inc. 5.70%, 05/15/2028	5,927,287
2,715,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	2,747,094
		44,328,730
	Insurance - 1.7%
5,010,000	American National Group, Inc. 5.75%, 10/01/2029	5,091,670
10,901,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(1)	11,060,701
9,845,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(4)	9,988,080
	SBL Holdings, Inc.
10,235,000	5.00%, 02/18/2031(1)	9,130,680
2,280,000	7.20%, 10/30/2034(1)	2,137,414
		37,408,545
	Iron/Steel - 0.3%
6,485,000	CSN Resources SA 4.63%, 06/10/2031(3)	4,912,631
1,980,000	JSW Steel Ltd. 5.05%, 04/05/2032(3)	1,758,308
		6,670,939
	IT Services - 0.8%
2,625,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	2,683,346
	Gartner, Inc.
1,081,000	3.63%, 06/15/2029(1)	1,016,140
3,670,000	3.75%, 10/01/2030(1)	3,376,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	IT Services - 0.8% - (continued)
$ 1,260,000	4.50%, 07/01/2028(1)	$1,241,961
11,015,000	McAfee Corp. 7.38%, 02/15/2030(1)	9,514,613
		17,832,460
	Lodging - 1.1%
11,055,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(7)	11,117,207
7,585,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(1)	6,844,512
	Wynn Macau Ltd.
4,715,000	5.13%, 12/15/2029(3)	4,353,029
2,880,000	5.63%, 08/26/2028(1)	2,748,972
		25,063,720
	Media - 4.2%
	Charter Communications Operating LLC/Charter Communications Operating Capital
25,575,000	2.80%, 04/01/2031	22,211,552
8,915,000	3.70%, 04/01/2051	5,493,461
2,810,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027(1)	2,715,791
11,635,000	Discovery Communications LLC 4.13%, 05/15/2029	10,878,558
	Paramount Global
2,290,000	4.20%, 05/19/2032	2,048,926
7,580,000	4.38%, 03/15/2043	5,460,217
12,550,000	4.95%, 01/15/2031	12,141,405
4,950,000	6.88%, 04/30/2036	4,970,224
7,700,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	7,060,900
11,640,000	Univision Communications, Inc. 4.50%, 05/01/2029(1)	9,981,489
6,620,000	VZ Secured Financing BV 5.00%, 01/15/2032(1)	5,776,916
5,580,000	Ziggo BV 4.88%, 01/15/2030(1)	5,137,191
		93,876,630
	Mining - 1.5%
	First Quantum Minerals Ltd.
2,780,000	8.00%, 03/01/2033(1)	2,750,473
2,600,000	9.38%, 03/01/2029(1)	2,727,273
12,100,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	10,950,882
4,425,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	4,316,290
3,080,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(1)	2,767,761
5,995,000	Stillwater Mining Co. 4.50%, 11/16/2029(1)	5,034,217
	Vedanta Resources Finance II PLC
2,400,000	9.85%, 04/24/2033(3)	2,177,223
3,430,000	10.88%, 09/17/2029(3)	3,328,630
		34,052,749
	Office/Business Equipment - 0.3%
	CDW LLC/CDW Finance Corp.
4,190,000	3.28%, 12/01/2028	3,931,347
2,770,000	3.57%, 12/01/2031	2,493,597
		6,424,944
	Oil & Gas - 2.5%
620,000	Aker BP ASA 3.10%, 07/15/2031(1)	543,153
11,935,000	Apache Corp. 4.75%, 04/15/2043	9,017,991
	CVR Energy, Inc.
3,060,000	5.75%, 02/15/2028(1)	2,792,641
1,355,000	8.50%, 01/15/2029(1)	1,245,104
3,025,000	Devon Energy Corp. 5.20%, 09/15/2034	2,836,281
	Ecopetrol SA
8,620,000	4.63%, 11/02/2031	7,040,359
7,025,000	5.88%, 05/28/2045	4,707,666
	EQT Corp.
2,095,000	4.50%, 01/15/2029(1)	2,032,140
The accompanying notes are an integral part of these financial statements.

5

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Oil & Gas - 2.5% - (continued)
$ 2,845,000	4.75%, 01/15/2031(1)	$2,747,573
6,250,000	Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 02/01/2031(1)	5,609,842
2,580,000	Occidental Petroleum Corp. 6.13%, 01/01/2031	2,604,701
2,350,000	Ovintiv, Inc. 6.25%, 07/15/2033	2,316,131
	Patterson-UTI Energy, Inc.
680,000	5.15%, 11/15/2029	657,357
795,000	7.15%, 10/01/2033	782,194
1,180,000	Range Resources Corp. 4.75%, 02/15/2030(1)	1,115,562
	SM Energy Co.
5,084,000	6.75%, 08/01/2029(1)	4,746,571
2,801,000	7.00%, 08/01/2032(1)	2,582,168
2,760,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)(2)	2,144,224
		55,521,658
	Packaging & Containers - 0.3%
7,225,000	Owens-Brockway Glass Container, Inc. 7.38%, 06/01/2032(1)	7,050,266
	Pharmaceuticals - 0.6%
5,485,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	5,370,770
1,605,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(1)	1,689,616
8,136,000	Viatris, Inc. 2.70%, 06/22/2030	7,043,340
		14,103,726
	Pipelines - 1.5%
650,000	Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.38%, 06/15/2029(1)	634,338
5,123,000	Columbia Pipelines Holding Co. LLC 5.10%, 10/01/2031(1)	5,056,567
410,000	DT Midstream, Inc. 4.38%, 06/15/2031(1)	377,626
2,725,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(4)	2,722,281
5,215,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(4)	5,114,033
11,020,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(4)	10,167,980
	Whistler Pipeline LLC
5,155,000	5.40%, 09/30/2029(1)	5,193,979
4,677,000	5.70%, 09/30/2031(1)	4,746,804
		34,013,608
	REITS - 0.2%
5,755,000	GLP Capital LP/GLP Financing II, Inc. 4.00%, 01/15/2030	5,424,845
	Retail - 0.9%
2,925,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 01/15/2029(1)	2,709,662
1,295,000	FirstCash, Inc. 5.63%, 01/01/2030(1)	1,273,253
535,000	Murphy Oil USA, Inc. 3.75%, 02/15/2031(1)	482,195
11,090,000	PetSmart, Inc./PetSmart Finance Corp. 4.75%, 02/15/2028(1)	10,599,291
5,215,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	4,900,177
		19,964,578
	Semiconductors - 1.4%
9,620,000	Entegris, Inc. 4.75%, 04/15/2029(1)	9,361,527
1,910,000	Foundry JV Holdco LLC 5.50%, 01/25/2031(1)	1,932,653
5,520,000	Microchip Technology, Inc. 5.05%, 02/15/2030	5,494,828
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 39.3% - (continued)
	Semiconductors - 1.4% - (continued)
	Micron Technology, Inc.
$ 3,110,000	2.70%, 04/15/2032	$2,633,730
4,050,000	5.65%, 11/01/2032	4,102,303
2,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	2,758,377
5,825,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	5,092,388
		31,375,806
	Software - 0.8%
6,095,000	MSCI, Inc. 4.00%, 11/15/2029(1)	5,835,048
5,625,000	Open Text Corp. 3.88%, 12/01/2029(1)	5,182,867
8,275,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	7,646,714
		18,664,629
	Telecommunications - 0.6%
2,660,000	Iliad Holding SASU 7.00%, 04/15/2032(1)	2,696,260
11,520,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(1)	10,124,667
		12,820,927
	Water - 0.1%
1,660,000	Aegea Finance SARL 6.75%, 05/20/2029(3)	1,644,006
	Total Corporate Bonds (cost $878,787,204)	$876,685,463
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
	Colombia - 0.5%
10,955,000	Colombia Government International Bonds 8.50%, 04/25/2035	$11,127,199
	Panama - 0.2%
7,160,000	Panama Government International Bonds 2.25%, 09/29/2032	5,226,452
	Total Foreign Government Obligations (cost $15,857,271)	$16,353,651
U.S. GOVERNMENT SECURITIES - 59.1%
	U.S. Treasury Securities - 59.1%
	U.S. Treasury Bonds - 3.9%
34,270,000	4.63%, 02/15/2055	$33,911,236
49,480,000	5.50%, 08/15/2028	52,487,456
		86,398,692
	U.S. Treasury Notes - 55.2%
42,680,000	3.75%, 04/15/2028	42,876,728
101,965,000	3.88%, 03/15/2028	102,801,431
139,575,000	3.88%, 04/30/2030	140,567,292
41,275,000	4.00%, 01/31/2029	41,778,039
343,545,000	4.00%, 03/31/2030	347,812,475
3,940,000	4.13%, 10/31/2029	4,009,720
83,525,000	4.13%, 03/31/2032	84,516,859
60,275,000	4.25%, 01/15/2028	61,285,077
21,085,000	4.25%, 02/15/2028	21,452,340
47,680,000	4.63%, 09/30/2028	49,212,838
312,675,000	4.63%, 04/30/2029(8)	323,752,978
13,510,000	4.63%, 02/15/2035	14,016,625
		1,234,082,402
	Total U.S. Government Securities (cost $1,305,713,358)	$1,320,481,094
The accompanying notes are an integral part of these financial statements.

6

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 0.5%
	Banks - 0.2%
125,000	Bank of America Corp. Series QQ, 4.25%(9)		$2,150,000
100,000	JP Morgan Chase & Co. Series LL, 4.63%(9)		1,950,000
			4,100,000
	Financial Services - 0.1%
100,000	Capital One Financial Corp. Series J, 4.80%(9)		1,816,000
	Telecommunication Services - 0.2%
100,000	AT&T, Inc. Series C, 4.75%(9)		1,906,000
109,844	U.S. Cellular Corp. (Preference Shares), 5.50%		2,436,340
			4,342,340
	Utilities - 0.0%
90,000	Southern Co. Series 2020, 4.95%		1,804,500
	Total Preferred Stocks (cost $12,676,264)		$12,062,840
	Total Long-Term Investments (cost $2,213,034,097)		$2,225,583,048
SHORT-TERM INVESTMENTS - 0.3%
	Securities Lending Collateral - 0.3%
5,898,023	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(10)		$5,898,023
	Total Short-Term Investments (cost $5,898,023)		$5,898,023
	Total Investments (cost $2,218,932,120)	99.9%	$2,231,481,071
	Other Assets and Liabilities	0.1%	2,655,787
	Net Assets	100.0%	$2,234,136,858
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$450,829,980, representing 20.2% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $102,634,019, representing 4.6% of net assets.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $11,091,502 at April 30, 2025.
(8)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $414,172.
(9)	Perpetual security with no stated maturity date.
(10)	Current yield as of period end.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S44.V1	USD	2,070,000	5.00%	06/20/2030	Quarterly	$50,260	$—	$83,212	$32,952
Total centrally cleared credit default swap contracts						$50,260	$—	$83,212	$32,952

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

7

Hartford Dynamic Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$876,685,463	$—	$876,685,463	$—
Foreign Government Obligations	16,353,651	—	16,353,651	—
U.S. Government Securities	1,320,481,094	—	1,320,481,094	—
Preferred Stocks	12,062,840	12,062,840	—	—
Short-Term Investments	5,898,023	5,898,023	—	—
Swaps - Credit Default(2)	32,952	—	32,952	—
Total	$2,231,514,023	$17,960,863	$2,213,553,160	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

8

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.7%
	South Africa - 0.7%
$ 200,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$176,500
	Total Convertible Bonds (cost $184,641)	$176,500
CORPORATE BONDS - 35.2%
	Angola - 0.8%
200,000	Azule Energy Finance PLC 8.13%, 01/23/2030(2)	$192,800
	Argentina - 0.7%
169,000	YPF SA 6.95%, 07/21/2027(1)	165,684
	Brazil - 2.3%
200,000	FS Luxembourg SARL 8.88%, 02/12/2031(2)	201,058
200,000	Minerva Luxembourg SA 4.38%, 03/18/2031(1)	176,004
200,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(2)	195,692
		572,754
	Bulgaria - 0.4%
EUR 100,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	106,384
	Chile - 1.6%
$ 200,000	AES Andes SA 6.30%, 03/15/2029(2)	203,175
200,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	194,869
		398,044
	China - 2.1%
205,000	Country Garden Holdings Co. Ltd. 5.63%, 01/14/2030(1)(3)	16,609
EUR 100,000	Fortune Star BVI Ltd. 3.95%, 10/02/2026(1)	107,769
$ 200,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	191,013
200,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	195,686
		511,077
	Colombia - 1.4%
176,000	Ecopetrol SA 4.63%, 11/02/2031	143,747
200,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	199,038
		342,785
	Congo - 0.8%
200,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	195,087
	Croatia - 0.5%
EUR 100,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(4)	117,536
	Guatemala - 0.8%
$ 30,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 5.25%, 04/27/2029(1)	28,709
200,000	Millicom International Cellular SA 4.50%, 04/27/2031(1)	178,128
		206,837
	Hong Kong - 0.7%
200,000	Melco Resorts Finance Ltd. 5.38%, 12/04/2029(1)	180,475
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.2% - (continued)
	Hungary - 0.6%
EUR 135,000	OTP Bank Nyrt 5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(4)	$158,287
	India - 2.8%
$ 200,000	Adani Ports & Special Economic Zone Ltd. 4.20%, 08/04/2027(1)	188,398
176,000	Greenko Dutch BV 3.85%, 03/29/2026(1)	170,368
EUR 150,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	159,984
$ 200,000	Vedanta Resources Finance II PLC 9.48%, 07/24/2030(2)	183,808
		702,558
	Indonesia - 0.8%
200,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	195,579
	Israel - 0.9%
80,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)	72,342
50,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)	48,314
100,000	Teva Pharmaceutical Finance Netherlands III BV 3.15%, 10/01/2026	96,624
		217,280
	Kuwait - 0.8%
200,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(4)	205,000
	Macau - 0.7%
200,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	175,616
	Malaysia - 0.8%
200,000	Petronas Capital Ltd. 4.95%, 01/03/2031(2)	202,939
	Mexico - 1.2%
MXN 2,000,000	America Movil SAB de CV 9.50%, 01/27/2031	101,386
$ 200,000	Trust Fibra Uno 7.38%, 02/13/2034(2)	197,993
		299,379
	Morocco - 0.8%
200,000	OCP SA 6.10%, 04/30/2030(2)	200,130
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	179,366
	Nigeria - 0.8%
200,000	IHS Holding Ltd. 7.88%, 05/29/2030(1)	192,789
	Panama - 0.7%
189,633	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	165,844
	Peru - 2.1%
135,000	Banco de Credito del Peru SA 3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(4)	134,496
200,000	Kallpa Generacion SA 5.88%, 01/30/2032(2)	202,700
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(5)	183,500
		520,696
	Philippines - 0.8%
200,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(4)(6)	195,450
The accompanying notes are an integral part of these financial statements.

9

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 35.2% - (continued)
	Poland - 0.9%
EUR 100,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(4)	$116,900
100,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(4)	109,507
		226,407
	Qatar - 1.2%
$ 290,000	QNB Finance Ltd. 2.63%, 05/12/2025(1)	289,913
	Romania - 0.5%
EUR 100,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(4)	117,799
	Russia - 0.0%
$ 235,000	VTB Bank OJSC Via VTB Capital SA 6.95%, 10/17/2022(3)(7)	—
	Slovenia - 0.9%
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(4)	118,949
100,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(4)	115,439
		234,388
	Thailand - 0.5%
$ 200,000	Thaioil Treasury Center Co. Ltd. 3.75%, 06/18/2050(1)	123,154
	Turkey - 1.6%
200,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	200,073
200,000	WE Soda Investments Holding PLC 9.38%, 02/14/2031(2)	202,620
		402,693
	Ukraine - 0.6%
200,000	MHP Lux SA 6.25%, 09/19/2029(1)	162,389
	United Arab Emirates - 1.5%
200,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(4)(6)	199,400
200,000	Galaxy Pipeline Assets Bidco Ltd. 2.63%, 03/31/2036(1)	168,252
		367,652
	United Kingdom - 0.8%
200,000	Standard Chartered PLC 6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(4)	207,725
	United States - 0.1%
20,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(8)	20,113
	Total Corporate Bonds (cost $9,024,600)	$8,752,609
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5%
	Argentina - 0.0%
ARS 5,840,763	Argentine Bonos del Tesoro 15.50%, 10/17/2026	$4,025
	Brazil - 2.5%
	Brazil Notas do Tesouro Nacional
BRL 1,370,000	10.00%, 01/01/2027	228,386
803,000	10.00%, 01/01/2029	127,735
1,476,000	10.00%, 01/01/2031	222,527
257,000	10.00%, 01/01/2033	37,437
118,000	10.00%, 01/01/2035	16,604
		632,689
	Bulgaria - 0.7%
	Bulgaria Government International Bonds
EUR 174,000	1.38%, 09/23/2050(1)	116,022
59,000	4.25%, 09/05/2044(1)	66,170
		182,192
	Chile - 1.5%
	Bonos de la Tesoreria de la Republica en pesos
CLP 175,000,000	4.70%, 09/01/2030(1)	178,480
35,000,000	5.00%, 10/01/2028(1)	36,644
20,000,000	5.00%, 03/01/2035	20,072
10,000,000	5.80%, 10/01/2034(1)	10,660
95,000,000	6.00%, 04/01/2033(1)	102,325
30,000,000	7.00%, 05/01/2034(1)	34,544
		382,725
	China - 3.8%
	China Government Bonds
CNY 770,000	1.61%, 02/15/2035	105,712
310,000	1.87%, 09/15/2031	43,356
430,000	1.91%, 07/15/2029	60,165
90,000	1.92%, 01/15/2055	12,450
600,000	2.27%, 05/25/2034	86,685
30,000	2.33%, 08/15/2044	4,393
230,000	2.35%, 02/25/2034	33,346
700,000	2.62%, 04/15/2028	99,448
590,000	2.62%, 06/25/2030	85,425
1,200,000	2.80%, 03/25/2030	174,973
390,000	2.88%, 02/25/2033	58,557
290,000	3.01%, 05/13/2028	41,806
310,000	3.25%, 06/06/2026	43,605
340,000	3.28%, 12/03/2027	49,154
250,000	3.81%, 09/14/2050	47,380
		946,455
	Colombia - 2.7%
	Colombia TES
COP 1,214,700,000	6.25%, 07/09/2036	183,722
444,000,000	7.00%, 06/30/2032	81,578
359,700,000	7.25%, 10/18/2034	62,324
364,300,000	7.75%, 09/18/2030	74,922
1,528,700,000	9.25%, 05/28/2042	275,491
16,100,000	13.25%, 02/09/2033	4,065
		682,102
	Czech Republic - 3.4%
	Czech Republic Government Bonds
CZK 2,440,000	0.95%, 05/15/2030(1)	97,575
680,000	1.20%, 03/13/2031	26,917
330,000	1.50%, 04/24/2040	10,283
1,780,000	1.75%, 06/23/2032	70,546
560,000	1.95%, 07/30/2037	19,848
1,220,000	2.00%, 10/13/2033	47,718
1,330,000	3.00%, 03/03/2033	56,807
2,820,000	3.50%, 05/30/2035	122,121
660,000	4.20%, 12/04/2036(1)	29,974
3,000,000	4.50%, 11/11/2032	141,802
The accompanying notes are an integral part of these financial statements.

10

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	Czech Republic - 3.4% - (continued)
CZK 220,000	4.90%, 04/14/2034	$10,685
4,360,000	5.00%, 09/30/2030	211,110
		845,386
	Dominican Republic - 0.5%
$ 110,000	Dominican Republic International Bonds 5.95%, 01/25/2027(1)	110,374
	Hungary - 0.5%
	Hungary Government Bonds
HUF 19,550,000	3.00%, 10/27/2038	36,086
19,360,000	3.25%, 10/22/2031	45,094
18,190,000	7.00%, 10/24/2035	51,522
		132,702
	India - 1.8%
	India Government Bonds
INR 5,890,000	6.79%, 10/07/2034	71,849
7,960,000	6.79%, 12/02/2034	96,688
3,480,000	7.18%, 08/14/2033	43,203
18,590,000	7.30%, 06/19/2053	233,955
		445,695
	Indonesia - 5.6%
	Indonesia Treasury Bonds
IDR 1,026,000,000	5.13%, 04/15/2027	60,234
418,000,000	6.38%, 08/15/2028	25,066
1,341,000,000	6.38%, 04/15/2032	79,092
1,207,000,000	6.50%, 02/15/2031	71,958
899,000,000	6.63%, 05/15/2033	53,291
1,424,000,000	6.63%, 02/15/2034	84,426
6,324,000,000	6.75%, 07/15/2035	377,215
302,000,000	6.88%, 04/15/2029	18,342
489,000,000	7.00%, 05/15/2027	29,705
2,743,000,000	7.00%, 02/15/2033	166,527
2,337,000,000	7.13%, 06/15/2038	141,763
185,000,000	7.13%, 06/15/2042	11,170
651,000,000	7.13%, 06/15/2043	39,343
209,000,000	7.50%, 06/15/2035	13,071
594,000,000	7.50%, 05/15/2038	36,974
1,051,000,000	8.25%, 06/15/2032	68,199
1,412,000,000	8.38%, 03/15/2034	93,236
427,000,000	8.38%, 04/15/2039	28,556
		1,398,168
	Malaysia - 8.5%
	Malaysia Government Bonds
MYR 218,000	2.63%, 04/15/2031	48,149
839,000	3.50%, 05/31/2027	195,650
255,000	3.76%, 05/22/2040	58,742
582,000	3.83%, 07/05/2034	136,521
446,000	3.89%, 08/15/2029	105,507
350,000	3.90%, 11/30/2026	82,027
260,000	3.91%, 07/15/2026	60,790
1,414,000	3.96%, 09/15/2025	328,720
289,000	4.25%, 05/31/2035	70,055
178,000	4.46%, 03/31/2053	43,899
186,000	4.64%, 11/07/2033	46,175
225,000	4.70%, 10/15/2042	57,335
402,000	4.76%, 04/07/2037	101,801
660,000	4.89%, 06/08/2038	170,121
	Malaysia Government Investment Issue
385,000	3.47%, 10/15/2030	89,267
455,000	3.73%, 03/31/2026	106,014
1,421,000	4.13%, 08/15/2025	330,156
174,000	4.13%, 07/09/2029	41,471
210,000	4.25%, 09/30/2030	50,575
		2,122,975
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	Mexico - 5.8%
	Mexico Bonos
MXN 7,342,500	5.50%, 03/04/2027	$357,093
1,029,200	7.75%, 11/23/2034	47,156
2,920,300	7.75%, 11/13/2042	121,617
447,800	8.00%, 05/24/2035	20,857
2,362,600	8.00%, 11/07/2047	98,944
6,616,600	8.00%, 07/31/2053	273,393
1,644,800	8.50%, 05/31/2029	83,280
1,078,600	8.50%, 11/18/2038	49,853
8,798,260	Mexico Cetes 0.00%, 01/21/2027(9)	390,191
		1,442,384
	Peru - 0.7%
	Peru Government Bonds
PEN 177,000	5.40%, 08/12/2034	44,469
123,000	6.90%, 08/12/2037	33,141
300,000	7.60%, 08/12/2039(1)	85,016
		162,626
	Poland - 2.7%
	Republic of Poland Government Bonds
PLN 610,000	1.75%, 04/25/2032	131,687
400,000	2.50%, 07/25/2027	101,716
70,000	2.75%, 10/25/2029	17,182
635,000	4.75%, 07/25/2029	169,065
481,000	5.00%, 10/25/2034	125,313
424,000	5.75%, 04/25/2029	117,087
		662,050
	Romania - 1.0%
	Romania Government Bonds
RON 10,000	4.75%, 10/11/2034	1,851
30,000	4.85%, 07/25/2029	6,182
310,000	6.70%, 02/25/2032	67,499
315,000	8.00%, 04/29/2030	73,038
425,000	8.75%, 10/30/2028	100,442
		249,012
	South Africa - 4.1%
	Republic of South Africa Government Bonds
ZAR 2,566,000	6.25%, 03/31/2036	97,667
371,770	6.50%, 02/28/2041	12,834
1,450,000	8.00%, 01/31/2030	75,544
3,027,000	8.25%, 03/31/2032	150,976
1,606,000	8.75%, 01/31/2044	66,852
1,660,000	8.75%, 02/28/2048	68,032
6,690,000	8.88%, 02/28/2035	322,523
4,530,000	9.00%, 01/31/2040	199,426
649,000	11.63%, 03/31/2053	34,722
		1,028,576
	Supranational - 5.0%
PLN 200,000	Asian Development Bank 0.00%, 07/30/2030(9)	39,536
	Asian Infrastructure Investment Bank
INR 3,000,000	6.00%, 12/08/2031(1)	34,150
11,300,000	6.65%, 06/30/2033(1)	133,043
8,300,000	6.90%, 10/23/2034(2)	99,226
5,400,000	6.90%, 10/23/2034(1)	64,557
5,400,000	6.96%, 01/14/2035(1)	65,893
4,500,000	7.00%, 03/01/2029(1)	53,855
	European Bank for Reconstruction & Development
ZAR 2,000,000	0.00%, 05/30/2036(9)	29,245
4,200,000	0.00%, 10/04/2036(9)	68,818
INR 2,000,000	6.75%, 03/14/2031	23,798
23,700,000	6.88%, 07/30/2031	284,202
The accompanying notes are an integral part of these financial statements.

11

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 55.5% - (continued)
	Supranational - 5.0% - (continued)
	Inter-American Development Bank
INR 15,000,000	7.00%, 04/17/2033	$182,090
8,000,000	7.00%, 08/08/2033	96,920
6,000,000	International Bank for Reconstruction & Development 6.71%, 01/21/2035	71,545
		1,246,878
	Thailand - 3.9%
	Thailand Government Bonds
THB 3,018,000	1.60%, 12/17/2029	90,168
1,078,000	1.60%, 06/17/2035	31,325
1,102,000	2.00%, 12/17/2031	33,524
1,166,000	2.00%, 06/17/2042	33,057
2,631,000	2.13%, 12/17/2026	79,490
2,220,000	2.40%, 03/17/2029	68,401
960,000	2.80%, 06/17/2034	30,873
2,065,000	2.88%, 12/17/2028	64,561
735,000	2.88%, 06/17/2046	23,207
2,223,000	3.30%, 06/17/2038	75,596
6,326,000	3.35%, 06/17/2033	210,500
2,400,000	3.45%, 06/17/2043	82,161
667,000	3.65%, 06/20/2031	22,220
3,690,000	3.78%, 06/25/2032	124,868
		969,951
	Turkey - 0.6%
	Turkiye Government Bonds
TRY 2,595,712	26.20%, 10/05/2033	56,065
3,683,000	27.70%, 09/27/2034	81,755
		137,820
	Uruguay - 0.2%
UYU 1,655,500	Uruguay Government International Bonds 9.75%, 07/20/2033	39,501
	Total Foreign Government Obligations (cost $13,710,357)	$13,824,286
U.S. GOVERNMENT SECURITIES - 1.1%
	United States - 1.1%
	U.S. Treasury Notes - 1.1%
$ 270,000	4.13%, 02/28/2027(10)	$272,278
	Total U.S. Government Securities (cost $271,415)	$272,278
	Total Long-Term Investments (cost $23,191,013)	$23,025,673
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.9%
	Repurchase Agreements - 0.9%
$ 225,959	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $225,986; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $230,650		$225,959
	Total Short-Term Investments (cost $225,959)		$225,959
	Total Investments Excluding Purchased Options (cost $23,416,972)	93.4%	$23,251,632
	Total Purchased Options (cost $45,719)	0.2%	$46,833
	Total Investments (cost $23,462,691)	93.6%	$23,298,465
	Other Assets and Liabilities	6.4%	1,602,923
	Net Assets	100.0%	$24,901,388
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $7,024,080, representing 28.2% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$2,861,667, representing 11.5% of net assets.

(3)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Investment valued using significant unobservable inputs.
(8)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $19,978 at April 30, 2025.
The accompanying notes are an integral part of these financial statements.

12

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(9)	Security is a zero-coupon bond.
(10)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $191,603.

OTC Option Contracts Outstanding at April 30, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put HUF	BOA	434.50	EUR	05/20/2025	234,000	EUR	234,000	$28	$2,186	$(2,158)
Call USD vs. Put INR	BOA	87.74	USD	07/21/2025	240,000	USD	240,000	533	2,960	(2,427)
Call USD vs. Put PLN	UBS	4.11	USD	06/19/2025	243,000	USD	243,000	392	7,830	(7,438)
Call USD vs. Put ZAR	BOA	18.42	USD	06/02/2025	123,000	USD	123,000	2,640	4,855	(2,215)
Call USD vs. Put ZAR	BOA	18.35	USD	09/25/2025	186,000	USD	186,000	8,647	7,163	1,484
Total Call								$12,240	$24,994	$(12,754)
Put
Call INR vs. Put USD	BOA	87.74	USD	07/21/2025	240,000	USD	240,000	$7,986	$2,850	$5,136
Call PLN vs. Put USD	UBS	4.11	USD	06/19/2025	243,000	USD	243,000	21,330	7,130	14,200
Call ZAR vs. Put USD	BOA	18.42	USD	06/02/2025	123,000	USD	123,000	1,134	4,367	(3,233)
Call ZAR vs. Put USD	BOA	18.35	USD	09/25/2025	186,000	USD	186,000	4,143	6,378	(2,235)
Total Put								$34,593	$20,725	$13,868
Total purchased OTC option contracts								$46,833	$45,719	$1,114
Written option contracts:
Call
Call USD vs. Put THB	BOA	34.18	USD	06/19/2025	(292,000)	USD	(292,000)	$(1,403)	$(7,938)	$6,535
Call USD vs. Put THB	BOA	33.50	USD	09/25/2025	(372,000)	USD	(372,000)	(6,482)	(8,852)	2,370
Total Call								$(7,885)	$(16,790)	$8,905
Puts
Call THB vs. Put USD	BOA	34.18	USD	06/19/2025	(292,000)	USD	(292,000)	$(9,380)	$(7,938)	$(1,442)
Call THB vs. Put USD	BOA	33.50	USD	09/25/2025	(372,000)	USD	(372,000)	(11,727)	(8,255)	(3,472)
Total puts								$(21,107)	$(16,193)	$(4,914)
Total Written Option Contracts OTC option contracts								$(28,992)	$(32,983)	$3,991

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro-BOBL Future	2	06/06/2025	$271,046	$734
U.S. Treasury 2-Year Note Future	3	06/30/2025	624,445	2,184
U.S. Treasury 5-Year Note Future	7	06/30/2025	764,367	4,218
U.S. Treasury 10-Year Ultra Future	4	06/18/2025	458,938	3,072
U.S. Treasury Long Bond Future	4	06/18/2025	466,500	(1,381)
U.S. Treasury Ultra Bond Future	1	06/18/2025	121,031	(213)
Total				$8,614
Short position contracts:
Euro-BUND Future	(2)	06/06/2025	$(298,574)	$(855)
U.S. Treasury 10-Year Note Future	(8)	06/18/2025	(897,750)	(6,871)
Total				$(7,726)
Total futures contracts				$888

The accompanying notes are an integral part of these financial statements.

13

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	475,000	(1.00%)	06/20/2030	Quarterly	$24,839	$—	$20,492	$(4,347)
Total centrally cleared credit default swap contracts						$24,839	$—	$20,492	$(4,347)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	9.13% Fixed	MXN	5,881,000	12/16/2025	Lunar	$—	$—	$2,123	$2,123
8.77% Fixed	1 Mo. MXN TIIE	MXN	8,645,000	12/15/2026	Lunar	—	—	(8,191)	(8,191)
1 Mo. MXN TIIE	8.66% Fixed	MXN	3,344,000	12/14/2027	Lunar	—	—	4,670	4,670
8.92% Fixed	1 Mo. MXN TIIE	MXN	4,583,000	11/14/2029	Lunar	—	—	(11,410)	(11,410)
1 Mo. MXN TIIE	9.11% Fixed	MXN	2,003,000	11/08/2034	Lunar	—	—	6,766	6,766
1 Mo. MXN TIIE	9.02% Fixed	MXN	5,108,000	11/16/2034	Lunar	—	—	15,602	15,602
12 Mo. CLP CLICP	5.16% Fixed	CLP	509,508,000	06/18/2026	At Maturity	—	—	3,956	3,956
12 Mo. CLP CLICP	5.16% Fixed	CLP	305,705,000	06/18/2026	At Maturity	—	—	2,373	2,373
12 Mo. USD SOFR	4.31% Fixed	USD	9,608,000	06/18/2025	Annual	—	(22)	(872)	(850)
12 Mo. USD SOFR	3.69% Fixed	USD	687,000	04/28/2026	At Maturity	—	—	703	703
3 Mo. PLN WIBOR	5.18% Fixed	PLN	7,195,000	06/18/2026	Annual	—	—	17,043	17,043
7.91% Fixed	3 Mo. ZAR JIBAR	ZAR	11,800,000	06/18/2030	Quarterly	—	—	(9,977)	(9,977)
3 Mo. ZAR JIBAR	8.37% Fixed	ZAR	2,640,000	06/18/2032	Quarterly	—	—	2,369	2,369
3 Mo. ZAR JIBAR	8.94% Fixed	ZAR	8,516,000	06/18/2035	Quarterly	—	—	5,603	5,603
6 Mo. CLP CLICP	4.87% Fixed	CLP	150,881,000	06/18/2032	Semi-Annual	—	—	1,105	1,105
5.48% Fixed	6 Mo. CLP CLICP	CLP	304,548,000	06/18/2035	Semi-Annual	—	—	(12,553)	(12,553)
3.37% Fixed	6 Mo. CZK PRIBOR	CZK	10,130,000	06/18/2027	Annual	—	—	(1,617)	(1,617)
6 Mo. CZK PRIBOR	3.59% Fixed	CZK	1,950,000	06/18/2035	Annual	—	—	464	464
2.45% Fixed	6 Mo. EUR EURIBOR	EUR	81,000	06/18/2041	Annual	—	(7)	1,553	1,560
6.67% Fixed	6 Mo. HUF BUBOR	HUF	75,181,000	06/18/2027	Annual	—	—	(3,300)	(3,300)
6.19% Fixed	6 Mo. HUF BUBOR	HUF	343,485,000	06/18/2027	Annual	—	—	(6,690)	(6,690)
6.38% Fixed	6 Mo. HUF BUBOR	HUF	72,988,000	06/18/2030	Annual	—	—	(4,385)	(4,385)
6 Mo. HUF BUBOR	6.50% Fixed	HUF	82,361,000	06/18/2032	Annual	—	—	5,446	5,446
6 Mo. HUF BUBOR	6.54% Fixed	HUF	161,040,000	06/18/2035	Annual	—	—	6,630	6,630
4.73% Fixed	6 Mo. PLN WIBOR	PLN	2,954,000	06/18/2030	Annual	—	—	(28,614)	(28,614)
4.81% Fixed	6 Mo. PLN WIBOR	PLN	1,251,000	06/18/2032	Annual	—	—	(15,010)	(15,010)
6 Mo. PLN WIBOR	4.93% Fixed	PLN	2,033,000	06/18/2035	Annual	—	—	27,833	27,833
BZDIOVRA	14.05% Fixed	BRL	1,432,474	01/02/2026	At Maturity	—	—	16	16
BZDIOVRA	10.33% Fixed	BRL	528,733	07/01/2026	At Maturity	—	—	(7,223)	(7,223)
BZDIOVRA	10.44% Fixed	BRL	214,602	01/04/2027	At Maturity	—	—	(2,918)	(2,918)
BZDIOVRA	11.73% Fixed	BRL	492,504	01/04/2027	At Maturity	—	—	(3,070)	(3,070)
BZDIOVRA	10.47% Fixed	BRL	197,766	07/01/2027	At Maturity	—	—	(3,185)	(3,185)
BZDIOVRA	10.19% Fixed	BRL	754,574	01/03/2028	At Maturity	—	—	(13,376)	(13,376)
BZDIOVRA	14.49% Fixed	BRL	709,594	01/02/2029	At Maturity	—	—	4,548	4,548
BZDIOVRA	14.75% Fixed	BRL	407,574	01/02/2029	At Maturity	—	—	3,338	3,338
BZDIOVRA	14.30% Fixed	BRL	606,938	01/02/2029	At Maturity	—	—	3,104	3,104
BZDIOVRA	14.25% Fixed	BRL	418,075	01/02/2031	At Maturity	—	—	2,459	2,459
BZDIOVRA	13.83% Fixed	BRL	425,970	01/02/2031	At Maturity	—	—	739	739
Total centrally cleared interest rate swaps contracts						$—	$(29)	$(13,948)	$(13,919)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
70,000	AUD	44,866	USD	JPM	06/18/2025	$(4)
8,445,000	BRL	1,441,175	USD	GSC	06/03/2025	34,186
460,000	BRL	77,131	USD	MSC	06/03/2025	3,232
820,000	BRL	142,519	USD	CBK	06/03/2025	737
125,000	BRL	21,947	USD	JPM	06/03/2025	(109)
The accompanying notes are an integral part of these financial statements.

14

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
410,000	BRL	72,332	USD	BNP	06/03/2025	$(704)
140,000	CAD	99,826	USD	BOA	06/18/2025	1,982
303,000	CNH	41,743	USD	BCLY	06/18/2025	101
281,000	CNH	38,896	USD	DEUT	06/18/2025	(91)
1,020,000	CNH	141,125	USD	BNP	06/18/2025	(267)
11,811,912	CNH	1,644,103	USD	CBK	06/18/2025	(12,921)
200,900,000	COP	46,380	USD	JPM	06/18/2025	826
74,600,000	COP	17,599	USD	BOA	06/18/2025	(70)
965,480,000	COP	227,065	USD	CBK	06/18/2025	(200)
490,881,000	COP	116,137	USD	MSC	06/18/2025	(791)
8,288,000	CZK	362,569	USD	CBK	06/18/2025	14,143
2,050,000	CZK	89,893	USD	NOM	06/18/2025	3,285
1,310,000	CZK	57,736	USD	DEUT	06/18/2025	1,807
1,180,000	CZK	53,820	USD	SSG	06/18/2025	(186)
2,800,000	CZK	127,562	USD	MSC	06/18/2025	(295)
3,700,000	EGP	69,438	USD	BOA	06/18/2025	1,623
970,000	EGP	18,312	USD	CBK	06/18/2025	317
887,000	EGP	15,868	USD	GSC	10/27/2025	211
5,890,000	EGP	99,929	USD	CBK	01/08/2026	3,580
1,334,000	EGP	23,020	USD	CBK	01/26/2026	262
2,439,000	EGP	42,117	USD	CBK	01/27/2026	434
2,552,000	EUR	2,794,902	USD	DEUT	06/18/2025	105,086
457,000	EUR	501,219	USD	JPM	06/18/2025	18,096
234,000	EUR	255,426	USD	CBK	06/18/2025	10,481
134,000	EUR	147,904	USD	MSC	06/18/2025	4,368
51,000	EUR	56,654	USD	GSC	06/18/2025	1,300
9,000	EUR	10,010	USD	BCLY	06/18/2025	218
97,000	EUR	110,400	USD	UBS	06/18/2025	(173)
65,000	GBP	85,559	USD	CBK	06/18/2025	1,082
17,354,000	HUF	44,304	USD	BOA	05/22/2025	4,250
261,848,000	HUF	708,159	USD	BCLY	06/18/2025	23,452
43,800,000	HUF	117,343	USD	MSC	06/18/2025	5,035
44,900,000	HUF	120,524	USD	GSC	06/18/2025	4,928
22,297,000	HUF	62,657	USD	SSG	06/18/2025	(359)
2,018,000,000	IDR	119,000	USD	BOA	06/18/2025	2,691
1,178,000,000	IDR	69,253	USD	DEUT	06/18/2025	1,783
360,000,000	IDR	21,474	USD	MSC	06/18/2025	235
16,806,864,000	IDR	1,018,845	USD	CBK	06/18/2025	(5,348)
74,903,000	INR	853,236	USD	GSC	06/18/2025	28,785
37,590,000	INR	436,523	USD	CBK	06/18/2025	6,119
18,121,000	INR	210,263	USD	MSC	06/18/2025	3,123
100,620,000	KRW	70,301	USD	GSC	06/18/2025	557
135,540,000	KRW	96,155	USD	CBK	06/18/2025	(706)
30,300,000	KZT	59,864	USD	BOA	06/18/2025	(1,846)
81,900,000	KZT	160,225	USD	CBK	06/18/2025	(3,404)
39,200,000	KZT	73,201	USD	CBK	07/10/2025	1,352
12,078,000	MXN	677,113	USD	GSC	05/13/2025	(62,345)
12,444,000	MXN	706,467	USD	RBC	05/13/2025	(73,070)
11,130,000	MXN	541,817	USD	WFB	06/18/2025	21,938
2,331,000	MXN	111,469	USD	SGG	06/18/2025	6,600
6,890,000	MXN	345,327	USD	MSC	06/18/2025	3,664
2,043,000	MXN	100,791	USD	JPM	06/18/2025	2,690
990,000	MXN	48,756	USD	BOA	06/18/2025	1,389
1,152,000	MXN	57,821	USD	CBK	06/18/2025	531
1,486,000	MYR	337,366	USD	BNP	06/18/2025	7,711
470,000	MYR	108,950	USD	SCB	06/18/2025	193
105,697,000	NGN	66,686	USD	SCB	06/13/2025	(2,735)
6,578,000	NGN	4,132	USD	BOA	06/18/2025	(165)
83,221,000	NGN	51,851	USD	CBK	08/06/2025	(2,957)
80,000	NZD	45,741	USD	SCB	06/18/2025	1,850
481,000	PEN	130,772	USD	DEUT	06/18/2025	218
206,000	PEN	56,062	USD	SCB	06/18/2025	38
1,293,000	PEN	352,570	USD	CBK	06/18/2025	(450)
6,260,000	PHP	109,205	USD	SCB	06/18/2025	2,897
4,050,000	PHP	71,675	USD	BOA	06/18/2025	851
The accompanying notes are an integral part of these financial statements.

15

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,223,000	PLN	833,786	USD	BCLY	06/18/2025	$17,752
595,000	PLN	153,646	USD	DEUT	06/18/2025	3,557
215,000	PLN	56,613	USD	GSC	06/18/2025	191
25,000	PLN	6,456	USD	MSC	06/18/2025	149
365,000	PLN	97,798	USD	BOA	06/18/2025	(1,363)
903,000	RON	197,015	USD	GSC	06/18/2025	8,005
274,000	RON	59,502	USD	BNP	06/18/2025	2,708
9,344,000	RSD	86,887	USD	CBK	06/18/2025	3,444
115,000	SGD	85,722	USD	BOA	06/18/2025	2,573
80,000	SGD	59,763	USD	BCLY	06/18/2025	1,659
25,000	SGD	18,779	USD	CBK	06/18/2025	416
16,786,000	THB	497,252	USD	BOA	06/18/2025	7,094
36,036,000	THB	1,077,017	USD	CBK	06/18/2025	5,708
11,060,000	THB	331,277	USD	JPM	06/18/2025	1,029
4,460,000	THB	133,433	USD	BNP	06/18/2025	570
1,940,000	THB	58,223	USD	MSC	06/18/2025	65
1,530,000	THB	46,265	USD	DEUT	06/18/2025	(296)
283,000	THB	8,434	USD	BOA	09/29/2025	133
2,415,000	TRY	57,469	USD	CBK	06/18/2025	1,767
6,717,000	TRY	164,694	USD	MSC	06/18/2025	64
11,165,500	TRY	281,495	USD	BCLY	06/18/2025	(7,622)
2,066,000	TRY	37,306	USD	MSC	04/27/2026	(353)
31,470,000	TRY	563,821	USD	CBK	04/28/2026	(1,438)
1,980,000	UYU	46,130	USD	JPM	06/18/2025	700
1,375,000	UYU	30,726	USD	CBK	07/23/2025	1,638
3,820,000	ZAR	202,483	USD	CBK	06/18/2025	2,074
2,660,000	ZAR	141,865	USD	SCB	06/18/2025	576
2,902,000	ZAR	157,078	USD	MSC	06/18/2025	(1,678)
18,598,000	ZAR	1,011,613	USD	UBS	06/18/2025	(15,703)
44,049	USD	70,000	AUD	ANZ	06/18/2025	(814)
35,294	USD	210,000	BRL	UBS	06/03/2025	(1,393)
129,944	USD	760,000	BRL	CBK	06/03/2025	(2,830)
212,957	USD	1,271,000	BRL	GSC	06/03/2025	(9,089)
197,104	USD	1,181,000	BRL	MSC	06/03/2025	(9,220)
217,535	USD	312,000	CAD	CBK	06/18/2025	(9,352)
96,910	USD	91,241,000	CLP	DEUT	06/18/2025	585
14,171	USD	13,500,000	CLP	CBK	06/18/2025	(81)
76,151	USD	551,000	CNH	DEUT	06/18/2025	60
41,929	USD	306,000	CNH	MSC	06/18/2025	(329)
77,161	USD	562,000	CNH	SGG	06/18/2025	(449)
90,668	USD	661,000	CNH	CBK	06/18/2025	(613)
113,664	USD	831,000	CNH	BCLY	06/18/2025	(1,094)
18,309	USD	80,200,000	COP	MSC	06/18/2025	(536)
321,833	USD	1,372,500,000	COP	CBK	06/18/2025	(673)
25,118	USD	550,000	CZK	CBK	06/18/2025	119
20,955	USD	480,000	CZK	JPM	06/18/2025	(862)
24,286	USD	560,000	CZK	MSC	06/18/2025	(1,167)
25,931	USD	600,000	CZK	BCLY	06/18/2025	(1,341)
96,853	USD	2,180,000	CZK	BOA	06/18/2025	(2,234)
44,713	USD	42,000	EUR	BOA	05/22/2025	(2,932)
58,131	USD	51,000	EUR	BOA	06/18/2025	177
69,256	USD	61,000	EUR	UBS	06/18/2025	(62)
142,606	USD	128,000	EUR	JPM	06/18/2025	(2,847)
58,468	USD	54,000	EUR	BCLY	06/18/2025	(2,895)
266,130	USD	237,000	EUR	CBK	06/18/2025	(3,188)
261,982	USD	235,000	EUR	MSC	06/18/2025	(5,062)
4,292,090	USD	3,919,581	EUR	DEUT	06/18/2025	(161,960)
83,831	USD	65,000	GBP	CBK	06/18/2025	(2,811)
171,960	USD	62,000,000	HUF	GSC	06/18/2025	(1,270)
99,120	USD	36,449,000	HUF	CBK	06/18/2025	(2,719)
113,680	USD	41,800,000	HUF	MSC	06/18/2025	(3,110)
161,615	USD	59,522,000	HUF	BCLY	06/18/2025	(4,691)
267,417	USD	99,009,000	HUF	BOA	06/18/2025	(9,216)
80,766	USD	1,337,000,000	IDR	BOA	06/18/2025	141
68,128	USD	1,128,000,000	IDR	UBS	06/18/2025	107
The accompanying notes are an integral part of these financial statements.

16

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
32,560	USD	553,000,000	IDR	GSC	06/18/2025	$(787)
48,339	USD	815,000,000	IDR	DEUT	06/18/2025	(807)
36,376	USD	3,120,000	INR	MSC	06/18/2025	(363)
48,019	USD	4,150,000	INR	SCB	06/18/2025	(850)
56,147	USD	4,850,000	INR	DEUT	06/18/2025	(964)
64,878	USD	5,595,000	INR	BOA	06/18/2025	(1,006)
94,884	USD	8,192,000	INR	BCLY	06/18/2025	(1,581)
159,194	USD	13,757,000	INR	JPM	06/18/2025	(2,802)
221,221	USD	19,165,000	INR	CBK	06/18/2025	(4,455)
20,768	USD	1,823,000	INR	BOA	07/23/2025	(649)
79,190	USD	114,500,000	KRW	MSC	06/18/2025	(1,442)
84,194	USD	121,660,000	KRW	BOA	06/18/2025	(1,481)
1,278,186	USD	24,522,000	MXN	SSG	05/13/2025	30,021
49,832	USD	980,000	MXN	SSG	06/18/2025	193
43,927	USD	870,000	MXN	CBK	06/18/2025	(140)
51,530	USD	1,049,000	MXN	MSC	06/18/2025	(1,603)
61,712	USD	1,280,000	MXN	JPM	06/18/2025	(3,122)
42,368	USD	190,000	MYR	BNP	06/18/2025	(1,753)
187,559	USD	826,000	MYR	DEUT	06/18/2025	(4,253)
45,687	USD	80,000	NZD	NWM	06/18/2025	(1,904)
240,935	USD	890,000	PEN	CBK	06/18/2025	(1,437)
72,092	USD	4,050,000	PHP	BOA	06/18/2025	(434)
109,135	USD	6,260,000	PHP	GSC	06/18/2025	(2,966)
39,734	USD	150,000	PLN	BCLY	06/18/2025	102
17,912	USD	70,000	PLN	NWM	06/18/2025	(583)
48,934	USD	190,000	PLN	DEUT	06/18/2025	(1,265)
91,225	USD	355,000	PLN	BOA	06/18/2025	(2,569)
150,457	USD	585,000	PLN	MSC	06/18/2025	(4,104)
24,283	USD	100,000	PLN	UBS	06/23/2025	(2,134)
33,024	USD	145,000	RON	DEUT	06/18/2025	103
7,584	USD	35,000	RON	MSC	06/18/2025	(363)
37,653	USD	50,000	SGD	CBK	06/18/2025	(736)
128,265	USD	170,000	SGD	GSC	06/18/2025	(2,258)
73,463	USD	2,450,000	THB	DEUT	06/18/2025	(149)
30,746	USD	1,040,000	THB	BNP	06/18/2025	(501)
21,642	USD	750,000	THB	UBS	06/18/2025	(893)
388,727	USD	13,230,000	THB	BCLY	06/18/2025	(8,776)
341,624	USD	11,700,000	THB	JPM	06/18/2025	(9,911)
82,432	USD	3,430,000	TRY	BOA	06/18/2025	(1,701)
737,002	USD	31,470,000	TRY	CBK	07/28/2025	903
45,918	USD	1,980,000	UYU	CBK	06/18/2025	(912)
31,697	USD	1,375,000	UYU	JPM	07/23/2025	(668)
7,626	USD	141,000	ZAR	BOA	06/04/2025	66
308,207	USD	5,679,000	ZAR	MSC	06/18/2025	4,100
97,293	USD	1,779,000	ZAR	NWM	06/18/2025	2,029
163,654	USD	3,050,000	ZAR	BOA	06/18/2025	328
19,270	USD	360,000	ZAR	DEUT	06/18/2025	(8)
122,873	USD	2,340,000	ZAR	CBK	06/18/2025	(2,433)
204,988	USD	3,885,000	ZAR	UBS	06/18/2025	(3,051)
12,695	USD	234,000	ZAR	BOA	09/29/2025	267
Total foreign currency contracts						$(78,893)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

17

The Hartford Emerging Markets Local Debt Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$176,500	$—	$176,500	$—
Corporate Bonds	8,752,609	—	8,752,609	—
Foreign Government Obligations	13,824,286	—	13,824,286	—
U.S. Government Securities	272,278	—	272,278	—
Short-Term Investments	225,959	—	225,959	—
Purchased Options	46,833	—	46,833	—
Foreign Currency Contracts(2)	441,410	—	441,410	—
Futures Contracts(2)	10,208	10,208	—	—
Swaps - Interest Rate(2)	118,450	—	118,450	—
Total	$23,868,533	$10,208	$23,858,325	$—
Liabilities
Foreign Currency Contracts(2)	$(520,303)	$—	$(520,303)	$—
Futures Contracts(2)	(9,320)	(9,320)	—	—
Swaps - Credit Default(2)	(4,347)	—	(4,347)	—
Swaps - Interest Rate(2)	(132,369)	—	(132,369)	—
Written Options	(28,992)	—	(28,992)	—
Total	$(695,331)	$(9,320)	$(686,011)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

18

The Hartford Floating Rate Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
	Other Asset-Backed Securities - 1.8%
$ 2,000,000	Bain Capital Credit CLO Ltd. 5.85%, 04/23/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	$1,982,854
350,000	BlueMountain CLO XXVIII Ltd. 6.02%, 04/15/2034, 3 mo. USD Term SOFR + 1.76%(1)(2)	349,409
2,465,397	Carlyle Global Market Strategies CLO Ltd. 6.08%, 07/20/2031, 3 mo. USD Term SOFR + 1.81%(1)(2)	2,463,030
2,500,000	Carlyle U.S. CLO Ltd. 5.82%, 01/20/2038, 3 mo. USD Term SOFR + 1.55%(1)(2)	2,483,552
1,750,000	Elmwood CLO II Ltd. 10.02%, 10/20/2037, 3 mo. USD Term SOFR + 5.75%(1)(2)	1,724,041
2,000,000	Golub Capital Partners Static Ltd. 10.77%, 04/20/2033, 3 mo. USD Term SOFR + 6.50%(1)(2)	1,980,152
1,500,000	Madison Park Funding LXIX Ltd. 10.53%, 07/25/2037, 3 mo. USD Term SOFR + 6.25%(1)(2)	1,496,226
1,250,000	Magnetite XLI Ltd. 9.21%, 01/25/2038, 3 mo. USD Term SOFR + 4.90%(1)(2)	1,225,765
1,610,000	OCP Aegis CLO Ltd. 9.76%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	1,564,500
735,000	OCP CLO Ltd. 10.11%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	728,205
2,650,000	Octagon 57 Ltd. 6.17%, 10/15/2034, 3 mo. USD Term SOFR + 1.91%(1)(2)	2,640,359
	Total Asset & Commercial Mortgage-Backed Securities (cost $18,592,817)	$18,638,093
CONVERTIBLE BONDS - 0.1%
	IT Services - 0.1%
450,000	Seagate HDD Cayman 3.50%, 06/01/2028	$569,250
	Leisure Time - 0.0%
550,000	NCL Corp. Ltd. 1.13%, 02/15/2027	519,601
	Total Convertible Bonds (cost $1,138,963)	$1,088,851
CORPORATE BONDS - 4.1%
	Aerospace & Defense - 0.1%
585,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	$647,540
	Airlines - 0.1%
1,000,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	921,128
	Commercial Banks - 0.1%
	Freedom Mortgage Corp.
575,000	12.00%, 10/01/2028(1)	616,451
575,000	12.25%, 10/01/2030(1)	632,659
		1,249,110
	Commercial Services - 0.4%
EUR 550,000	Verisure Holding AB 3.25%, 02/15/2027(3)	615,248
$ 1,100,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	1,149,004
1,300,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	1,286,941
5,905,000	WW International, Inc. 4.50%, 04/15/2029(1)	1,380,092
		4,431,285
	Diversified Financial Services - 0.6%
635,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	668,035
575,000	Freedom Mortgage Holdings LLC 9.25%, 02/01/2029(1)	585,747
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.1% - (continued)
	Diversified Financial Services - 0.6% - (continued)
$ 2,040,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	$2,030,455
2,015,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,987,193
700,000	United Wholesale Mortgage LLC 5.50%, 11/15/2025(1)	696,619
		5,968,049
	Food - 0.1%
578,286	Chobani Holdco II LLC 8.75%, 10/01/2029(1)(4)	612,794
	Food Service - 0.1%
EUR 1,250,000	Elior Group SA 3.75%, 07/15/2026(3)	1,410,753
	Forest Products & Paper - 0.1%
$ 995,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	1,016,689
	Hand/Machine Tools - 0.1%
EUR 805,000	IMA Industria Macchine Automatiche SpA 6.03%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	910,270
	Healthcare - Services - 0.1%
$ 730,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(1)	729,365
	Internet - 0.4%
1,969,971	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	1,960,121
EUR 1,770,000	United Group BV 6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,995,120
		3,955,241
	Leisure Time - 0.2%
$ 2,065,000	Carnival Corp. 7.63%, 03/01/2026(1)	2,067,651
	Media - 0.1%
645,000	CSC Holdings LLC 11.75%, 01/31/2029(1)	609,795
	Mining - 0.1%
1,000,000	Novelis Corp. 3.25%, 11/15/2026(1)	969,820
	Oil & Gas - 0.4%
	Matador Resources Co.
1,705,000	6.25%, 04/15/2033(1)	1,609,347
600,000	6.88%, 04/15/2028(1)	596,665
	Vital Energy, Inc.
1,685,000	7.88%, 04/15/2032(1)	1,309,064
1,325,000	9.75%, 10/15/2030	1,122,499
		4,637,575
	Oil & Gas Services - 0.1%
1,035,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,058,573
	Packaging & Containers - 0.2%
1,775,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,660,580
875,000	Trivium Packaging Finance BV 8.50%, 08/15/2027(1)	864,835
		2,525,415
	Pharmaceuticals - 0.1%
1,175,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,219,109
	Real Estate - 0.0%
	Country Garden Holdings Co. Ltd.
2,385,000	4.80%, 08/06/2030(3)(5)	202,844
370,000	5.63%, 01/14/2030(3)(5)	29,978
		232,822
	Retail - 0.4%
EUR 575,000	Bertrand Franchise Finance SAS 5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	649,028
The accompanying notes are an integral part of these financial statements.

19

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 4.1% - (continued)
	Retail - 0.4% - (continued)
$ 1,375,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	$1,158,971
1,750,000	Staples, Inc. 10.75%, 09/01/2029(1)	1,516,226
1,250,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,089,810
		4,414,035
	Software - 0.2%
1,070,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	990,183
EUR 555,000	TeamSystem SpA 5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	626,821
		1,617,004
	Telecommunications - 0.1%
$ 1,175,000	Frontier Communications Holdings LLC 5.00%, 05/01/2028(1)	1,162,873
	Total Corporate Bonds (cost $47,513,815)	$42,366,896
SENIOR FLOATING RATE INTERESTS - 88.3%(6)
	Advertising - 0.1%
600,000	Clear Channel Outdoor Holdings, Inc. 8.44%, 08/23/2028, 1 mo. USD Term SOFR + 4.00%	$580,500
	Aerospace & Defense - 2.0%
	Air Comm Corp. LLC
131,538	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(7)	129,730
1,578,462	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	1,556,758
3,850,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	3,784,242
198,503	Bleriot U.S. Bidco, Inc. 7.05%, 10/31/2030, 3 mo. USD Term SOFR + 2.75%	197,014
2,625,212	Cobham Ultra SeniorCo SARL 8.18%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	2,575,989
3,326,662	Dynasty Acquisition Co., Inc. 6.32%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	3,306,070
	Kaman Corp.
2,741,379	7.05%, 02/26/2032, 3 mo. USD Term SOFR + 2.75%	2,697,819
258,621	7.07%, 02/26/2032, 3 mo. USD Term SOFR + 2.75%(7)	254,511
6,100,578	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	6,035,241
		20,537,374
	Airlines - 1.6%
2,217,500	Air Canada 6.32%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	2,185,324
1,108,250	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	1,083,314
2,512,375	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	2,498,255
4,741,156	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	4,267,041
1,922,541	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	1,936,556
1,515,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	1,506,789
3,580,994	WestJet Loyalty LP 7.55%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	3,392,992
		16,870,271
	Apparel - 1.7%
7,528,319	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	7,374,968
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Apparel - 1.7% - (continued)
$ 5,465,625	Champ Acquisition Corp. 8.80%, 11/25/2031, 3 mo. USD Term SOFR + 4.50%	$5,447,425
4,345,746	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	4,298,681
		17,121,074
	Auto Parts & Equipment - 1.9%
	Clarios Global LP
EUR 2,232,826	5.15%, 07/16/2031, 1 mo. EURIBOR + 3.00%	2,473,911
1,450,000	5.40%, 01/28/2032, 1 mo. EURIBOR + 3.25%	1,619,029
$ 3,300,000	7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	3,227,136
	First Brands Group LLC
7,616,625	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	7,057,641
6,430,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	5,401,200
		19,778,917
	Beverages - 0.5%
EUR 4,944,790	Pegasus Bidco BV 6.02%, 07/12/2029, 3 mo. EURIBOR + 3.50%	5,577,228
	Biotechnology - 0.3%
2,895,000	Cooper Consumer Health SAS 6.36%, 11/06/2028, 3 mo. EURIBOR + 4.00%	3,259,105
	Chemicals - 0.9%
$ 2,019,937	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	2,012,363
EUR 1,850,000	INEOS Finance PLC 5.40%, 02/07/2031, 1 mo. EURIBOR + 3.25%	1,955,713
$ 2,511,057	INEOS U.S. Finance LLC 7.32%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	2,316,450
1,693,664	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	1,680,250
1,733,239	SCIH Salt Holdings, Inc. 7.28%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	1,715,508
		9,680,284
	Commercial Services - 9.0%
9,053,332	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	9,039,571
4,726,250	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	4,707,203
EUR 4,305,000	Belron U.K. Finance PLC 5.53%, 10/16/2031, 3 mo. EURIBOR + 3.00%	4,857,267
	Citrin Cooperman Advisors LLC
$ 2,832,273	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	2,800,410
182,727	7.32%, 04/01/2032, 1 mo. USD Term SOFR + 3.00%(7)	180,672
1,987,522	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,975,458
2,928,293	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	2,923,725
5,216,925	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	5,172,894
7,016,625	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	6,999,084
EUR 3,885,000	Inspired Finco Holdings Ltd. 5.40%, 02/28/2031, 1 mo. EURIBOR + 3.25%	4,356,629
	Lernen Bidco Ltd.
3,630,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	4,105,380
The accompanying notes are an integral part of these financial statements.

20

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Commercial Services - 9.0% - (continued)
$ 144,637	8.52%, 10/27/2031, 3 mo. USD Term SOFR + 4.00%	$143,734
5,495,522	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	5,465,736
EUR 4,800,000	Ren10 Holding AB 6.21%, 07/31/2030, 3 mo. EURIBOR + 3.75%	5,427,514
$ 5,496,656	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	5,477,417
	TMF Group Holding BV
EUR 1,420,000	5.60%, 05/03/2028, 3 mo. EURIBOR + 3.25%	1,601,940
$ 2,804,642	7.03%, 05/03/2028, 3 mo. USD Term SOFR + 2.75%	2,783,607
5,469,379	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	5,431,807
5,421,412	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	5,272,324
970,000	Valvoline, Inc. 6.29%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	965,557
EUR 3,335,000	Verisure Holding AB 5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	3,760,337
$ 1,780,526	Veritiv Corp. 8.30%, 11/30/2030, 3 mo. USD Term SOFR + 4.00%	1,763,006
5,705,733	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	5,638,006
6,925,307	WW International, Inc. 8.04%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	1,610,134
		92,459,412
	Construction Materials - 3.2%
4,549,699	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	4,487,732
	Cornerstone Building Brands, Inc.
3,392,135	7.67%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	2,957,738
1,412,900	8.82%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	1,159,016
3,984,975	Emerald Borrower LP 6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	3,932,692
	Groundworks LLC
430,053	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(7)	424,949
2,321,884	7.32%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	2,294,323
4,309,021	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	4,210,258
258,436	Oscar AcquisitionCo LLC 8.47%, 04/29/2029, 6 mo. USD Term SOFR + 4.25%	246,581
6,020,000	Quikrete Holdings, Inc. 6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	5,894,122
5,262,107	Tamko Building Products LLC 7.05%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	5,233,587
2,236,132	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	2,157,867
		32,998,865
	Distribution/Wholesale - 1.7%
3,006,327	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	3,001,126
1,712,732	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	1,707,029
4,285,000	Gloves Buyer, Inc. 8.32%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	4,083,605
2,983,607	Olympus Water U.S. Holding Corp. 7.30%, 06/20/2031, 3 mo. USD Term SOFR + 3.00%	2,942,910
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Distribution/Wholesale - 1.7% - (continued)
	Windsor Holdings III LLC
EUR 2,500,000	4.85%, 08/01/2030, 1 mo. EURIBOR + 2.75%	$2,783,159
$ 3,349,276	7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	3,298,199
		17,816,028
	Diversified Financial Services - 2.1%
1,928,130	Aretec Group, Inc. 7.82%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	1,916,079
9,902,705	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	9,882,603
5,000,000	FNZ Group Services Ltd. 9.29%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	4,125,000
2,967,562	Focus Financial Partners LLC 7.07%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	2,928,450
2,966,764	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	2,914,845
		21,766,977
	Electric - 0.4%
	Kohler Energy Co. LLC
EUR 2,000,000	6.90%, 05/01/2031, 1 mo. EURIBOR + 4.75%	2,249,411
$ 1,831,897	8.05%, 05/01/2031, 3 mo. USD Term SOFR + 3.75%	1,787,254
		4,036,665
	Electronics - 1.6%
7,057,971	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	6,969,746
6,075,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	5,821,855
	Roper Industrial Products Investment Co. LLC
EUR 1,142,137	5.86%, 11/22/2029, 3 mo. EURIBOR + 3.50%	1,292,901
$ 2,166,660	7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	2,145,340
		16,229,842
	Engineering & Construction - 0.7%
791,015	Chromalloy Corp. 8.04%, 03/27/2031, 3 mo. USD Term SOFR + 3.75%	777,568
1,745,625	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	1,731,084
3,325,000	Newly Weds Foods, Inc. 6.58%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	3,304,219
1,713,156	Service Logic Acquisition, Inc. 7.28%, 10/29/2027, 3 mo. USD Term SOFR + 3.00%	1,705,669
		7,518,540
	Entertainment - 5.9%
	Banijay Entertainment SAS
EUR 1,555,000	5.42%, 02/10/2032, 3 mo. EURIBOR + 3.25%	1,748,371
1,445,000	5.59%, 03/01/2028, 3 mo. EURIBOR + 3.25%	1,629,013
$ 1,790,428	7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	1,776,248
	Caesars Entertainment, Inc.
10,996,200	6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	10,825,759
3,728,417	6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	3,663,953
2,349,852	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	2,342,027
The accompanying notes are an integral part of these financial statements.

21

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Entertainment - 5.9% - (continued)
$ 3,077,288	Crown Finance U.S., Inc. 9.57%, 12/02/2031, 1 mo. USD Term SOFR + 5.25%	$3,045,561
1,375,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,361,539
EUR 1,225,000	Dorna Sports SL 5.83%, 03/30/2029, 6 mo. EURIBOR + 3.25%	1,381,053
$ 6,565,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	6,471,974
6,088,605	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	5,854,194
3,816,988	Maverick Gaming LLC 11.78%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	2,531,993
8,707,125	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	8,406,729
1,599,082	OVG Business Services LLC 7.32%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	1,581,092
7,950,075	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	7,938,468
		60,557,974
	Environmental Control - 0.8%
	Filtration Group Corp.
EUR 635,000	5.65%, 10/21/2028, 1 mo. EURIBOR + 3.50%	717,274
$ 4,160,488	7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	4,152,334
2,525,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	2,487,125
1,136,413	Northstar Group Services, Inc. 8.88%, 05/08/2030, 3 mo. USD Term SOFR + 4.75%	1,134,639
		8,491,372
	Food - 1.0%
2,785,930	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	2,778,965
	CHG PPC Parent LLC
EUR 1,500,000	5.65%, 12/08/2028, 1 mo. EURIBOR + 3.50%	1,695,027
$ 625,832	7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	624,267
EUR 4,720,000	Froneri Lux Finco SARL 5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	5,299,252
		10,397,511
	Food Service - 0.6%
$ 3,504,938	Aramark Services, Inc. 6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	3,507,566
2,656,716	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	2,658,151
		6,165,717
	Healthcare - Products - 1.1%
EUR 3,150,000	Auris Luxembourg III SARL 6.69%, 02/28/2029, 6 mo. EURIBOR + 4.00%	3,551,743
582,898	Avantor Funding, Inc. 4.65%, 06/12/2028, 1 mo. EURIBOR + 2.50%	659,927
$ 5,393,235	Bausch & Lomb Corp. 8.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	5,334,826
912,886	Insulet Corp. 6.82%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	911,517
1,166,282	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,157,652
		11,615,665
	Healthcare - Services - 1.7%
	ADMI Corp.
1,485,006	7.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	1,414,469
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Healthcare - Services - 1.7% - (continued)
$ 1,593,433	8.19%, 12/23/2027, 1 mo. USD Term SOFR + 3.75%	$1,513,761
	EyeCare Partners LLC
1,746,621	5.23%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(4)	1,345,632
376,924	11.12%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	94,231
2,544,300	Heartland Dental LLC 8.82%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	2,513,132
2,981,185	Medical Solutions Holdings, Inc. 7.88%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	1,781,258
1,898,257	Parexel International Corp. 6.82%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	1,885,691
6,035,758	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	5,828,309
EUR 1,045,000	Synlab Bondco PLC 5.63%, 12/20/2030, 1 mo. EURIBOR + 3.50%	1,173,257
		17,549,740
	Home Builders - 0.6%
$ 6,625,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	6,549,078
	Home Furnishings - 0.9%
5,436,260	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	5,366,730
3,860,325	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	3,848,744
		9,215,474
	Housewares - 0.8%
	Hunter Douglas, Inc.
EUR 2,310,000	5.61%, 01/20/2032, 3 mo. EURIBOR + 3.25%	2,541,649
$ 5,715,323	7.55%, 01/20/2032, 3 mo. USD Term SOFR + 3.25%	5,554,608
		8,096,257
	Insurance - 7.4%
14,176,508	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	13,990,512
6,059,550	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	6,012,831
2,573,550	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	2,558,675
EUR 3,500,000	Ardonagh Midco 3 PLC 6.25%, 02/15/2031, 6 mo. EURIBOR + 3.63%	3,905,502
$ 1,658,051	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	1,657,620
	Asurion LLC
3,270,046	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	3,152,030
2,223,902	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	2,151,670
6,382,700	9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	5,945,038
7,265,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	6,649,727
	Howden Group Holdings Ltd.
EUR 725,000	5.69%, 02/15/2031, 1 mo. EURIBOR + 3.50%	817,933
$ 4,138,305	7.32%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	4,110,371
12,190,260	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	12,103,709
2,941,512	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	2,924,981
The accompanying notes are an integral part of these financial statements.

22

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Insurance - 7.4% - (continued)
	Truist Insurance Holdings LLC
$ 1,539,919	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	$1,521,317
694,737	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	691,958
8,364,057	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	8,305,843
		76,499,717
	Internet - 2.7%
8,252,968	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	4,539,132
	Getty Images, Inc.
EUR 2,425,000	8.19%, 02/21/2030, 1 mo. EURIBOR + 6.00%	2,582,333
$ 665,000	11.25%, 02/21/2030	655,025
	MH Sub I LLC
6,366,858	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	6,016,681
4,309,031	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	3,766,567
3,695,000	10.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	3,270,075
3,083,977	Shutterfly, Inc. 5.32%, 10/01/2027, 1 mo. USD Term SOFR + 4.00%(4)	2,659,930
	Speedster Bidco GmbH
EUR 2,000,000	6.13%, 12/10/2031, 6 mo. EURIBOR + 3.75%	2,259,402
$ 1,480,000	7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	1,467,050
		27,216,195
	Investment Company Security - 0.8%
796,005	AAL Delaware Holdco, Inc. 7.07%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	793,521
2,149,612	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	2,135,103
2,481,156	Intrado Corp. 7.80%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	2,398,980
2,983,150	Nexus Buyer LLC 7.82%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	2,972,798
		8,300,402
	IT Services - 3.7%
5,088,664	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	4,974,169
	Kaseya, Inc.
2,270,000	7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,252,158
555,000	9.32%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	541,358
11,503,514	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	10,770,165
4,330,667	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	4,330,667
	Nielsen Consumer, Inc.
EUR 1,650,000	5.65%, 03/06/2028, 1 mo. EURIBOR + 3.50%	1,846,081
$ 2,275,000	7.82%, 03/06/2028, 1 mo. USD Term SOFR + 3.50%	2,266,469
6,213,285	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	5,593,075
2,850,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	2,714,625
2,590,000	Twitter, Inc. 9.50%, 10/26/2029	2,524,706
		37,813,473
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Leisure Time - 1.3%
$ 3,736,861	LC AHAB U.S. Bidco LLC 7.32%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	$3,624,755
1,154,421	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	1,068,740
4,338,620	Recess Holdings, Inc. 8.03%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	4,293,889
4,984,912	SRAM LLC 6.57%, 02/27/2032, 1 mo. USD Term SOFR + 2.25%	4,810,440
		13,797,824
	Machinery-Diversified - 0.9%
1,955,225	Titan Acquisition Ltd. 8.72%, 02/15/2029, 6 mo. USD Term SOFR + 4.50%	1,909,844
EUR 6,830,000	TK Elevator Midco GmbH 5.85%, 04/30/2030, 3 mo. EURIBOR + 3.25%	7,663,864
		9,573,708
	Media - 3.8%
$ 5,761,535	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	5,729,155
9,452,521	Charter Communications Operating LLC 6.30%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	9,394,766
	Directv Financing LLC
374,531	9.54%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	374,030
3,425,726	9.79%, 08/02/2029, 3 mo. USD Term SOFR + 5.25%	3,306,271
EUR 1,960,000	DLG Acquisitions Ltd. 6.56%, 05/16/2031, 3 mo. EURIBOR + 4.00%	2,215,147
$ 2,500,193	EW Scripps Co. 10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	2,265,025
1,265,464	NEP Group, Inc. 7.82%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%(4)	1,132,387
3,625,921	Sunrise Financing Partnership 6.79%, 02/15/2032, 3 mo. USD Term SOFR + 2.50%	3,601,301
5,975,000	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	5,422,312
1,747,350	United Talent Agency LLC 8.08%, 07/07/2028, 1 mo. USD Term SOFR + 3.75%	1,742,982
3,775,000	Virgin Media Bristol LLC 7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	3,662,165
		38,845,541
	Mining - 0.3%
	American Rock Salt Co. LLC
2,087,054	8.44%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	1,698,862
999,876	11.44%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%(7)	999,876
832,882	11.44%, 06/09/2028, 1 mo. USD Term SOFR + 7.00%	832,882
		3,531,620
	Miscellaneous Manufacturing - 0.5%
1,705,000	John Bean Technologies Corp. 6.67%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	1,698,606
1,437,775	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	1,364,693
EUR 2,260,000	Touchdown Acquirer, Inc. 5.69%, 02/21/2031, 3 mo. EURIBOR + 3.50%	2,487,711
		5,551,010
	Oil & Gas - 0.1%
$ 810,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	795,825
	Oil & Gas Services - 0.0%
13,880,280	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(4)(5)	69,401
The accompanying notes are an integral part of these financial statements.

23

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Packaging & Containers - 1.6%
$ 982,575	Anchor Packaging, Inc. 7.58%, 07/18/2029, 1 mo. USD Term SOFR + 3.25%	$979,627
6,187,528	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	6,139,389
	Clydesdale Acquisition Holdings, Inc.
32,732	7.48%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	32,442
1,872,268	7.49%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,855,661
1,557,380	7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,545,513
EUR 1,165,962	LABL, Inc. 7.15%, 10/29/2028, 1 mo. EURIBOR + 5.00%	1,101,822
$ 3,217,500	SupplyOne, Inc. 8.07%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	3,194,044
1,350,455	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,329,942
		16,178,440
	Pharmaceuticals - 1.3%
1,267,631	Amneal Pharmaceuticals LLC 9.82%, 05/04/2028, 1 mo. USD Term SOFR + 5.50%	1,268,189
4,750,000	Bausch Health Cos., Inc. 10.54%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	4,472,932
EUR 1,000,000	Curium BidCo SARL 6.11%, 07/31/2029, 3 mo. EURIBOR + 3.75%	1,124,071
$ 3,616,825	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	3,498,519
	IVC Acquisition Ltd.
EUR 1,070,000	6.43%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,199,168
$ 1,595,976	8.05%, 12/12/2028, 3 mo. USD Term SOFR + 3.75%	1,581,341
		13,144,220
	Pipelines - 3.6%
7,074,835	Brazos Delaware II LLC 7.32%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	7,053,611
1,935,277	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	1,919,949
3,067,313	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	3,061,301
3,740,625	NGP XI Midstream Holdings LLC 7.80%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	3,684,516
8,480,696	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	8,386,645
2,443,875	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	2,411,029
6,892,722	Traverse Midstream Partners LLC 7.28%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	6,858,258
1,656,675	WaterBridge Midstream Operating LLC 8.31%, 05/10/2029, 3 mo. USD Term SOFR + 4.00%	1,617,677
1,740,160	Whitewater Whistler Holdings LLC 6.05%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	1,729,719
		36,722,705
	Retail - 6.6%
8,450,571	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	8,355,502
1,950,313	BCPE Grill Parent 9.07%, 09/30/2030, 1 mo. USD Term SOFR + 4.75%	1,788,027
GBP 3,000,000	CD&R Firefly Bidco Ltd. 9.71%, 04/29/2029, 3 mo. GBP SONIA + 5.25%	3,908,145
$ 3,120,254	EG Group Ltd. 8.56%, 02/07/2028, 3 mo. USD Term SOFR + 4.25%	3,115,231
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Retail - 6.6% - (continued)
$ 2,780,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	$2,710,500
5,811,137	Foundation Building Materials Holding Co. LLC 8.28%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	5,340,028
7,703,352	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	7,516,546
2,865,444	Gulfside Supply, Inc. 7.30%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	2,836,274
1,890,000	Kodiak Building Partners, Inc. 8.03%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	1,813,379
10,283,767	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	9,711,784
6,280,298	LSF9 Atlantis Holdings LLC 8.55%, 03/31/2029, 3 mo. USD Term SOFR + 4.25%	6,099,739
2,019,600	Peer Holding III BV 6.80%, 10/28/2030, 3 mo. USD Term SOFR + 2.50%	2,007,826
4,795,282	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	4,468,292
2,810,875	Staples, Inc. 10.04%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	2,419,686
5,521,163	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	5,371,815
		67,462,774
	Semiconductors - 0.3%
EUR 2,853,316	MKS Instruments, Inc. 4.60%, 08/17/2029, 1 mo. EURIBOR + 2.50%	3,202,740
	Software - 10.0%
	Ascend Learning LLC
$ 1,378,680	7.32%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	1,360,950
789,934	10.17%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	773,890
7,854,193	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	7,776,908
3,000,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	2,989,380
	Boxer Parent Co., Inc.
2,170,000	7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	2,124,126
2,525,000	10.07%, 07/30/2032, 1 mo. USD Term SOFR + 5.75%	2,381,908
5,489,607	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	5,245,045
2,031,907	CCC Intelligent Solutions, Inc. 6.32%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	2,026,828
2,800,000	Clearwater Analytics LLC 6.53%, 04/21/2032, 3 mo. USD Term SOFR + 2.25%	2,786,000
5,725,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	5,589,031
	DCert Buyer, Inc.
3,131,837	8.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	3,023,100
1,395,000	11.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	1,143,900
5,041,436	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	5,020,161
2,362,470	E2open LLC 7.94%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	2,347,705
	EP Purchaser LLC
2,678,789	8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	2,658,698
The accompanying notes are an integral part of these financial statements.

24

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 88.3%(6) - (continued)
	Software - 10.0% - (continued)
$ 994,924	9.06%, 11/06/2028, 3 mo. USD Term SOFR + 4.50%	$997,411
3,676,525	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	3,655,642
2,154,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	2,143,230
	Genesys Cloud Services Holdings II LLC
EUR 2,250,000	5.44%, 01/30/2032, 3 mo. EURIBOR + 3.25%	2,523,425
$ 638,400	6.82%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	628,958
2,803,741	Genuine Financial Holdings LLC 7.57%, 09/27/2030, 1 mo. USD Term SOFR + 3.25%	2,731,321
1,930,500	Imagine Learning LLC 7.82%, 12/21/2029, 1 mo. USD Term SOFR + 3.50%	1,919,940
2,587,000	Mitchell International, Inc. 7.57%, 06/17/2031, 1 mo. USD Term SOFR + 3.25%	2,549,178
5,242,731	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	5,220,449
4,114,310	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	3,961,298
2,862,804	Project Boost Purchaser LLC 7.30%, 07/16/2031, 3 mo. USD Term SOFR + 3.00%	2,833,776
3,370,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	3,365,787
2,917,614	Renaissance Holdings Corp. 8.28%, 04/05/2030, 3 mo. USD Term SOFR + 4.00%	2,709,734
	Rocket Software, Inc.
EUR 3,615,000	6.40%, 11/28/2028, 1 mo. EURIBOR + 4.25%	4,089,112
$ 6,884,586	8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	6,831,024
4,381,427	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	4,373,672
4,812,937	Zelis Payments Buyer, Inc. 7.57%, 11/26/2031, 1 mo. USD Term SOFR + 3.25%	4,706,908
		102,488,495
	Telecommunications - 1.9%
2,481,250	Crown Subsea Communications Holding, Inc. 8.32%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	2,476,287
1,122,550	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	1,116,006
2,125,000	Level 3 Financing, Inc. 8.57%, 03/27/2032, 1 mo. USD Term SOFR + 4.25%	2,117,562
EUR 3,765,000	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	4,213,659
2,000,000	Odido Holding BV 5.51%, 03/30/2029, 3 mo. EURIBOR + 3.15%	2,254,146
$ 6,901,070	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	6,860,078
		19,037,738
	Transportation - 0.4%
3,726,563	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	3,633,398
	Total Senior Floating Rate Interests (cost $943,025,666)	$908,735,096
COMMON STOCKS - 0.3%
	Energy - 0.1%
916,775	Ascent Resources Marcellus Holdings LLC Class A*(8)	$710,501
71,083	Foresight Energy LLC*(8)	248,790
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.3% - (continued)
	Energy - 0.1% - (continued)
15,718	Kelly Topco Ltd.*(9)(10)		$86,763
544,947	PES Energy Liquidating Trust*(8)(10)		—
			1,046,054
	Financial Services - 0.1%
730,911	Unifin Financiera SAB de CV*(8)(10)		48,080
5,385,000	Unifin Financiera SAB de CV*(8)(9)(10)		538,500
			586,580
	Insurance - 0.0%
175,508	Tenerity, Inc.*(8)(10)		—
	Materials - 0.1%
37,645	Utex Industries*(8)		1,367,756
	Total Common Stocks (cost $15,730,717)		$3,000,390
EXCHANGE-TRADED FUNDS - 3.2%
	Other Investment Pools & Funds - 3.2%
517,400	Invesco Senior Loan ETF		$10,720,528
537,200	SPDR Blackstone Senior Loan ETF		21,907,016
	Total Exchange-Traded Funds (cost $34,071,631)		$32,627,544
RIGHTS - 0.2%
	Media & Entertainment - 0.2%
121,289	Crown Finance U.S., Inc.*(8)(11)		$2,473,447
	Total Rights (cost $2,365,135)		$2,473,447
WARRANTS - 0.0%
	Materials - 0.0%
7,500	Utex Industries Expires 12/31/2025*(8)(10)		$88
	Total Warrants (cost $35,400)		$88
	Total Long-Term Investments (cost $1,062,474,144)		$1,008,930,405
	Total Investments (cost $1,062,474,144)	98.0%	$1,008,930,405
	Other Assets and Liabilities	2.0%	20,518,617
	Net Assets	100.0%	$1,029,449,022
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$57,623,667, representing 5.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $2,258,823, representing 0.2% of net assets.

(4)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(5)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(6)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(7)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $1,989,738, which represents to 0.2% of total net assets.

(8)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $5,387,162 or 0.5% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	916,775	$2,887,841	$710,501
08/2023	Crown Finance U.S., Inc.	121,289	2,365,135	2,473,447
06/2020	Foresight Energy LLC	71,083	609,446	248,790
12/2021	PES Energy Liquidating Trust	544,947	4,735,804	—
06/2017	Tenerity, Inc.	175,508	6,043,294	—
08/2024	Unifin Financiera SAB de CV	5,385,000	161,550	538,500
08/2024	Unifin Financiera SAB de CV	730,911	161,550	48,080
12/2020	Utex Industries	37,645	1,131,232	1,367,756
07/2020	Utex Industries Expires 12/31/2025 Warrants	7,500	35,400	88
			$18,131,252	$5,387,162

(9)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(10)	Investment valued using significant unobservable inputs.
(11)	Currently no expiration date available.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(3)	06/06/2025	$(406,569)	$(4,081)
U.S. Treasury 5-Year Note Future	(55)	06/30/2025	(6,005,742)	(124,699)
Total futures contracts				$(128,780)

OTC Total Return Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,900,000	(4.64% )	06/20/2025	At Maturity	$—	$—	$(113,104)	$(113,104)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	BNP	USD	22,100,000	(4.64% )	06/20/2025	Quarterly	—	—	(143,372)	(143,372)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,125,000	(4.30% )	09/20/2025	At Maturity	—	—	(178,160)	(178,160)
Markit iBoxx USD Liquid Leveraged Loans Total Return Index	MSC	USD	12,875,000	(4.64% )	09/20/2025	At Maturity	—	—	(136,797)	(136,797)
Total OTC total return swap contracts							$—	$—	$(571,433)	$(571,433)

The accompanying notes are an integral part of these financial statements.

26

The Hartford Floating Rate Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CDX.NA.HY.S43.V1	USD	10,375,000	5.00%	12/20/2029	Quarterly	$621,542	$—	$443,776	$(177,766)
Total centrally cleared credit default swap contracts						$621,542	$—	$443,776	$(177,766)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
716,000	EUR	815,491	USD	MSC	05/30/2025	$(2,852)
2,195,000	EUR	2,505,134	USD	UBS	05/30/2025	(13,871)
124,000	GBP	164,917	USD	BCLY	05/30/2025	355
132,396,028	USD	116,029,285	EUR	DEUT	05/30/2025	706,095
2,230,097	USD	1,954,000	EUR	CAG	05/30/2025	12,363
4,171,238	USD	3,136,321	GBP	BCLY	05/30/2025	(8,991)
Total foreign currency contracts						$693,099
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$18,638,093	$—	$18,638,093	$—
Convertible Bonds	1,088,851	—	1,088,851	—
Corporate Bonds	42,366,896	—	42,366,896	—
Senior Floating Rate Interests	908,735,096	—	908,735,096	—
Common Stocks	3,000,390	—	2,327,047	673,343
Exchange-Traded Funds	32,627,544	32,627,544	—	—
Rights	2,473,447	—	2,473,447	—
Warrants	88	—	—	88
Foreign Currency Contracts(2)	718,813	—	718,813	—
Total	$1,009,649,218	$32,627,544	$976,348,243	$673,431
Liabilities
Foreign Currency Contracts(2)	$(25,714)	$—	$(25,714)	$—
Futures Contracts(2)	(128,780)	(128,780)	—	—
Swaps - Credit Default(2)	(177,766)	—	(177,766)	—
Swaps - Total Return(2)	(571,433)	—	(571,433)	—
Total	$(903,693)	$(128,780)	$(774,913)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

27

The Hartford High Yield Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 3.4%
	Auto Manufacturers - 0.3%
$ 1,250,000	Rivian Automotive, Inc. 4.63%, 03/15/2029	$1,275,781
	Commercial Services - 0.3%
1,388,000	Global Payments, Inc. 1.50%, 03/01/2031	1,229,768
	Engineering & Construction - 0.2%
975,000	Fluor Corp. 1.13%, 08/15/2029	1,025,700
	Healthcare - Products - 0.3%
1,200,000	Qiagen NV 2.50%, 09/10/2031(1)	1,218,185
	Home Builders - 0.3%
1,522,000	Meritage Homes Corp. 1.75%, 05/15/2028(2)	1,477,862
	Internet - 0.3%
885,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,159,792
	IT Services - 0.2%
850,000	Seagate HDD Cayman 3.50%, 06/01/2028	1,075,250
	Leisure Time - 0.4%
525,000	Carnival Corp. 5.75%, 12/01/2027	839,475
1,025,000	NCL Corp. Ltd. 2.50%, 02/15/2027	989,125
		1,828,600
	Oil & Gas - 0.2%
925,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	886,058
	Pharmaceuticals - 0.3%
	Jazz Investments I Ltd.
300,000	2.00%, 06/15/2026	308,395
735,000	3.13%, 09/15/2030(2)	798,185
		1,106,580
	Real Estate Investment Trusts - 0.4%
	Rexford Industrial Realty LP
1,175,000	4.13%, 03/15/2029(2)	1,145,625
525,000	4.38%, 03/15/2027(2)	518,175
		1,663,800
	Semiconductors - 0.2%
1,100,000	Synaptics, Inc. 0.75%, 12/01/2031(2)	966,900
	Total Convertible Bonds (cost $14,826,044)	$14,914,276
CORPORATE BONDS - 90.4%
	Advertising - 1.4%
	Clear Channel Outdoor Holdings, Inc.
1,750,000	7.50%, 06/01/2029(2)	$1,434,300
475,000	7.88%, 04/01/2030(2)	475,213
3,140,000	9.00%, 09/15/2028(2)	3,250,069
1,025,000	Lamar Media Corp. 3.75%, 02/15/2028	977,699
		6,137,281
	Aerospace & Defense - 1.3%
1,710,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	1,819,749
	TransDigm, Inc.
650,000	4.88%, 05/01/2029	627,259
2,150,000	5.50%, 11/15/2027	2,139,765
410,000	6.63%, 03/01/2032(2)	419,985
755,000	6.75%, 08/15/2028(2)	770,171
		5,776,929
	Agriculture - 0.3%
1,510,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,505,741
	Airlines - 0.1%
625,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	575,705
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Auto Parts & Equipment - 0.6%
	Adient Global Holdings Ltd.
$ 1,000,000	7.00%, 04/15/2028(2)	$1,008,733
1,750,000	7.50%, 02/15/2033(2)	1,658,262
		2,666,995
	Chemicals - 1.7%
	Avient Corp.
220,000	6.25%, 11/01/2031(2)	217,648
1,917,000	7.13%, 08/01/2030(2)	1,954,569
2,235,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(2)	1,857,937
	Olympus Water U.S. Holding Corp.
415,000	7.25%, 06/15/2031(2)	415,000
2,725,000	9.75%, 11/15/2028(2)	2,839,336
		7,284,490
	Commercial Banks - 0.4%
	Freedom Mortgage Corp.
801,000	7.63%, 05/01/2026(2)	798,858
800,000	12.00%, 10/01/2028(2)	857,671
150,000	12.25%, 10/01/2030(2)	165,041
		1,821,570
	Commercial Services - 5.1%
4,540,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	4,636,977
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(2)	602,131
GBP 975,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL 4.88%, 06/01/2028(1)	1,236,038
$ 1,335,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(2)	1,333,300
1,930,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	2,036,644
700,000	Cimpress PLC 7.38%, 09/15/2032(2)	638,698
	Garda World Security Corp.
1,710,000	8.25%, 08/01/2032(2)	1,679,891
1,875,000	8.38%, 11/15/2032(2)	1,849,545
450,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	444,954
850,000	Hertz Corp. 12.63%, 07/15/2029(2)	826,736
	Service Corp. International
2,250,000	3.38%, 08/15/2030	2,014,505
140,000	5.75%, 10/15/2032	138,213
1,130,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(2)	1,146,099
2,360,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,326,464
EUR 983,000	Verisure Holding AB 3.25%, 02/15/2027(2)	1,099,616
		22,009,811
	Construction Materials - 2.1%
	Builders FirstSource, Inc.
$ 1,010,000	4.25%, 02/01/2032(2)	909,618
2,350,000	5.00%, 03/01/2030(2)	2,254,721
200,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(2)	165,286
1,965,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(2)	1,992,724
	Quikrete Holdings, Inc.
760,000	6.38%, 03/01/2032(2)	764,283
365,000	6.75%, 03/01/2033(2)	366,366
1,750,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(2)	1,771,794
1,010,000	Standard Industries, Inc. 4.38%, 07/15/2030(2)	941,940
		9,166,732
	Distribution/Wholesale - 0.5%
1,925,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	2,026,149
The accompanying notes are an integral part of these financial statements.

28

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Diversified Financial Services - 5.2%
	Credit Acceptance Corp.
$ 1,680,000	6.63%, 03/15/2030(2)	$1,648,433
950,000	9.25%, 12/15/2028(2)	1,003,969
	Freedom Mortgage Holdings LLC
1,380,000	8.38%, 04/01/2032(2)	1,349,681
1,770,000	9.25%, 02/01/2029(2)	1,803,081
1,410,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	1,441,725
	Nationstar Mortgage Holdings, Inc.
700,000	6.50%, 08/01/2029(2)	711,476
1,360,000	7.13%, 02/01/2032(2)	1,410,868
	OneMain Finance Corp.
2,205,000	5.38%, 11/15/2029	2,107,870
875,000	7.88%, 03/15/2030	903,910
264,000	9.00%, 01/15/2029	274,869
	PennyMac Financial Services, Inc.
940,000	4.25%, 02/15/2029(2)	877,553
195,000	5.75%, 09/15/2031(2)	185,741
435,000	6.88%, 02/15/2033(2)	434,393
1,750,000	7.13%, 11/15/2030(2)	1,779,620
445,000	7.88%, 12/15/2029(2)	463,958
1,645,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	1,622,299
2,130,000	TrueNoord Capital DAC 8.75%, 03/01/2030(2)	2,175,753
2,310,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	2,236,770
		22,431,969
	Electric - 1.0%
	Clearway Energy Operating LLC
3,355,000	3.75%, 02/15/2031(2)	2,986,867
390,000	3.75%, 01/15/2032(2)	338,214
515,000	4.75%, 03/15/2028(2)	503,310
	Edison International
250,000	5.38%, 03/09/2026, (5.38% fixed rate until 03/09/2026; 5 yr. USD CMT + 4.70% thereafter)(3)(4)	234,323
200,000	7.88%, 06/15/2054, (7.88% fixed rate until 03/15/2029; 5 yr. USD CMT + 3.66% thereafter)(3)	187,261
		4,249,975
	Electronics - 0.5%
2,135,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	2,038,657
	Entertainment - 3.9%
	Caesars Entertainment, Inc.
675,000	4.63%, 10/15/2029(2)	623,129
3,900,000	6.00%, 10/15/2032(2)	3,676,701
665,000	6.50%, 02/15/2032(2)	668,483
	Cinemark USA, Inc.
1,565,000	5.25%, 07/15/2028(2)	1,536,698
230,000	7.00%, 08/01/2032(2)	235,192
	Cirsa Finance International SARL
EUR 300,000	6.50%, 03/15/2029(2)	353,619
1,090,000	7.88%, 07/31/2028(2)	1,294,833
$ 2,175,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(2)	2,155,384
2,399,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	2,298,664
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
755,000	6.25%, 03/15/2033(2)	729,800
3,355,000	7.13%, 02/15/2031(2)	3,460,897
		17,033,400
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Environmental Control - 0.3%
	Reworld Holding Corp.
$ 165,000	4.88%, 12/01/2029(2)	$154,172
1,490,000	5.00%, 09/01/2030	1,368,270
		1,522,442
	Food - 1.7%
	B&G Foods, Inc.
898,000	5.25%, 09/15/2027	841,722
1,310,000	8.00%, 09/15/2028(2)	1,299,698
	Performance Food Group, Inc.
2,150,000	5.50%, 10/15/2027(2)	2,132,377
280,000	6.13%, 09/15/2032(2)	280,083
	Post Holdings, Inc.
1,540,000	6.25%, 10/15/2034(2)	1,527,216
1,200,000	6.38%, 03/01/2033(2)	1,186,510
		7,267,606
	Healthcare - Products - 2.0%
2,690,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,586,980
	Medline Borrower LP
5,125,000	3.88%, 04/01/2029(2)	4,780,699
1,532,000	5.25%, 10/01/2029(2)	1,454,845
		8,822,524
	Healthcare - Services - 2.6%
1,290,000	Acadia Healthcare Co., Inc. 7.38%, 03/15/2033(2)	1,288,878
	CHS/Community Health Systems, Inc.
2,475,000	4.75%, 02/15/2031(2)	2,043,250
225,000	5.25%, 05/15/2030(2)	191,959
25,000	8.00%, 12/15/2027(2)	25,012
1,387,000	10.88%, 01/15/2032(2)	1,432,089
1,525,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	1,543,027
2,630,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)	2,624,032
2,120,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,127,269
		11,275,516
	Home Builders - 3.0%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
1,023,000	4.63%, 08/01/2029(2)	946,510
941,000	4.63%, 04/01/2030(2)	862,644
1,641,000	6.63%, 01/15/2028(2)	1,637,939
2,490,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,221,065
	KB Home
470,000	4.00%, 06/15/2031	423,576
660,000	4.80%, 11/15/2029	636,984
	M/I Homes, Inc.
1,840,000	3.95%, 02/15/2030	1,670,441
790,000	4.95%, 02/01/2028	772,739
1,750,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	1,777,261
	Taylor Morrison Communities, Inc.
325,000	5.13%, 08/01/2030(2)	314,889
1,790,000	5.75%, 01/15/2028(2)	1,790,808
		13,054,856
	Insurance - 3.5%
	Acrisure LLC/Acrisure Finance, Inc.
2,375,000	7.50%, 11/06/2030(2)	2,419,439
1,800,000	8.50%, 06/15/2029(2)	1,859,270
3,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)	3,284,327
2,890,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(2)	2,941,454
	HUB International Ltd.
2,100,000	7.25%, 06/15/2030(2)	2,178,210
2,580,000	7.38%, 01/31/2032(2)	2,658,024
		15,340,724
	Internet - 1.2%
950,000	Gen Digital, Inc. 7.13%, 09/30/2030(2)	978,141
The accompanying notes are an integral part of these financial statements.

29

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Internet - 1.2% - (continued)
	Rakuten Group, Inc.
$ 1,200,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(2)(3)(4)	$1,128,722
1,000,000	9.75%, 04/15/2029(2)	1,054,810
	United Group BV
EUR 965,000	6.75%, 02/15/2031(2)	1,119,835
950,000	6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(5)	1,070,827
		5,352,335
	Iron/Steel - 0.3%
$ 1,155,000	ATI, Inc. 4.88%, 10/01/2029	1,103,430
	IT Services - 2.8%
2,215,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(2)(6)	2,253,182
4,205,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	4,298,465
2,600,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(2)	2,637,710
3,620,000	McAfee Corp. 7.38%, 02/15/2030(2)	3,126,909
		12,316,266
	Leisure Time - 1.6%
2,390,000	Carnival Corp. 6.00%, 05/01/2029(2)	2,375,917
	NCL Corp. Ltd.
665,000	5.88%, 02/15/2027(2)	661,898
1,545,000	6.75%, 02/01/2032(2)	1,508,599
300,000	8.13%, 01/15/2029(2)	314,165
	Viking Cruises Ltd.
600,000	5.88%, 09/15/2027(2)	598,783
1,345,000	9.13%, 07/15/2031(2)	1,438,067
		6,897,429
	Lodging - 0.5%
2,085,000	Station Casinos LLC 6.63%, 03/15/2032(2)	2,072,906
	Machinery-Diversified - 0.5%
2,125,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(2)	2,128,640
	Media - 7.9%
	CCO Holdings LLC/CCO Holdings Capital Corp.
2,795,000	4.25%, 02/01/2031(2)	2,525,348
3,825,000	4.25%, 01/15/2034(2)	3,222,135
1,875,000	4.50%, 08/15/2030(2)	1,741,095
925,000	4.50%, 05/01/2032	821,843
3,250,000	4.75%, 02/01/2032(2)	2,941,120
1,400,000	7.38%, 03/01/2031(2)	1,441,930
	CSC Holdings LLC
1,900,000	5.75%, 01/15/2030(2)	952,925
4,825,000	11.75%, 01/31/2029(2)	4,561,643
1,075,000	Directv Financing LLC 8.88%, 02/01/2030(2)	1,025,743
1,100,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 10.00%, 02/15/2031(2)	1,041,695
2,750,000	Paramount Global 6.88%, 04/30/2036	2,761,236
1,795,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(6)	1,421,675
2,275,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	2,086,175
3,500,000	Univision Communications, Inc. 8.50%, 07/31/2031(2)	3,304,968
	Virgin Media Secured Finance PLC
GBP 1,300,000	4.25%, 01/15/2030(1)	1,556,488
$ 680,000	4.50%, 08/15/2030(2)	611,263
1,395,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,217,341
935,000	Ziggo BV 4.88%, 01/15/2030(2)	860,802
		34,095,425
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Metal Fabricate/Hardware - 0.6%
	Advanced Drainage Systems, Inc.
$ 1,124,000	5.00%, 09/30/2027(2)	$1,111,551
1,361,000	6.38%, 06/15/2030(2)	1,381,994
		2,493,545
	Mining - 1.9%
	Constellium SE
1,575,000	3.75%, 04/15/2029(2)	1,447,335
755,000	5.63%, 06/15/2028(2)	742,923
	FMG Resources August 2006 Pty. Ltd.
375,000	4.38%, 04/01/2031(2)	339,387
3,630,000	5.88%, 04/15/2030(2)	3,588,835
	Novelis Corp.
630,000	3.25%, 11/15/2026(2)	610,987
150,000	3.88%, 08/15/2031(2)	129,462
1,310,000	4.75%, 01/30/2030(2)	1,218,151
200,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(2)	207,500
		8,284,580
	Oil & Gas - 6.8%
2,925,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	2,796,329
	EQT Corp.
1,180,000	4.75%, 01/15/2031(2)	1,139,591
115,000	7.50%, 06/01/2030(2)	123,657
	Matador Resources Co.
815,000	6.50%, 04/15/2032(2)	785,023
1,760,000	6.88%, 04/15/2028(2)	1,750,216
1,360,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	1,231,562
1,590,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	1,514,900
1,250,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,200,913
	Permian Resources Operating LLC
745,000	6.25%, 02/01/2033(2)	728,534
1,935,000	8.00%, 04/15/2027(2)	1,968,990
685,000	Range Resources Corp. 4.75%, 02/15/2030(2)	647,593
	SM Energy Co.
1,975,000	6.50%, 07/15/2028	1,893,108
1,170,000	6.75%, 08/01/2029(2)	1,092,346
785,000	7.00%, 08/01/2032(2)	723,671
	Sunoco LP
1,120,000	6.25%, 07/01/2033(2)	1,118,492
825,000	7.00%, 05/01/2029(2)	848,234
1,270,000	7.25%, 05/01/2032(2)	1,317,009
	Talos Production, Inc.
635,000	9.00%, 02/01/2029(2)	608,736
2,015,000	9.38%, 02/01/2031(2)	1,894,556
	Transocean, Inc.
1,760,000	8.50%, 05/15/2031(2)	1,360,549
2,640,000	8.75%, 02/15/2030(2)	2,580,575
	Vital Energy, Inc.
325,000	7.75%, 07/31/2029(2)	274,050
445,000	7.88%, 04/15/2032(2)	345,717
1,875,000	9.75%, 10/15/2030	1,588,442
		29,532,793
	Oil & Gas Services - 1.9%
2,065,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	2,112,032
2,085,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(2)	2,105,206
3,900,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	3,865,704
		8,082,942
	Packaging & Containers - 3.9%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
1,530,000	4.13%, 08/15/2026(2)	1,349,827
3,045,000	5.25%, 08/15/2027(2)	1,400,700
The accompanying notes are an integral part of these financial statements.

30

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Packaging & Containers - 3.9% - (continued)
	Clydesdale Acquisition Holdings, Inc.
$ 675,000	6.63%, 04/15/2029(2)	$679,954
980,000	6.75%, 04/15/2032(2)	1,002,052
2,200,000	8.75%, 04/15/2030(2)	2,266,711
	Graphic Packaging International LLC
880,000	3.75%, 02/01/2030(2)	808,770
1,775,000	6.38%, 07/15/2032(2)	1,783,735
3,145,000	LABL, Inc. 8.63%, 10/01/2031(2)	2,571,037
	Mauser Packaging Solutions Holding Co.
910,000	7.88%, 04/15/2027(2)	912,403
1,575,000	9.25%, 04/15/2027(2)	1,445,087
	Owens-Brockway Glass Container, Inc.
2,125,000	7.25%, 05/15/2031(2)	2,110,225
670,000	7.38%, 06/01/2032(2)	653,796
		16,984,297
	Pharmaceuticals - 1.0%
3,350,000	1261229 BC Ltd. 10.00%, 04/15/2032(2)	3,280,233
EUR 830,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	1,112,203
		4,392,436
	Pipelines - 3.2%
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
$ 1,890,000	5.75%, 01/15/2028(2)	1,878,669
1,150,000	6.63%, 02/01/2032(2)	1,161,888
	Buckeye Partners LP
1,095,000	3.95%, 12/01/2026	1,067,490
900,000	4.13%, 12/01/2027	864,703
730,000	4.50%, 03/01/2028(2)	703,771
1,527,000	5.60%, 10/15/2044	1,251,086
335,000	6.75%, 02/01/2030(2)	340,865
1,665,000	6.88%, 07/01/2029(2)	1,696,365
	DT Midstream, Inc.
1,971,000	4.13%, 06/15/2029(2)	1,849,841
750,000	4.38%, 06/15/2031(2)	690,779
2,200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(2)	2,235,275
		13,740,732
	Real Estate - 0.6%
GBP 2,200,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(1)	2,594,008
	Real Estate Investment Trusts - 2.6%
	Brandywine Operating Partnership LP
$ 895,000	4.55%, 10/01/2029	816,608
105,000	8.30%, 03/15/2028(7)	108,534
475,000	8.88%, 04/12/2029	498,149
	Hudson Pacific Properties LP
1,945,000	4.65%, 04/01/2029	1,392,750
455,000	5.95%, 02/15/2028	380,055
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	1,017,518
370,000	6.25%, 01/15/2033(2)	369,323
1,925,000	7.00%, 02/15/2029(2)	1,977,175
2,275,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(2)	2,234,093
	RHP Hotel Properties LP/RHP Finance Corp.
445,000	6.50%, 04/01/2032(2)	443,515
1,910,000	7.25%, 07/15/2028(2)	1,962,903
		11,200,623
	Retail - 6.5%
	1011778 BC ULC/New Red Finance, Inc.
2,055,000	3.50%, 02/15/2029(2)	1,920,970
50,000	3.88%, 01/15/2028(2)	48,010
215,000	4.00%, 10/15/2030(2)	195,657
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Retail - 6.5% - (continued)
$ 1,210,000	4.38%, 01/15/2028(2)	$1,171,396
	Asbury Automotive Group, Inc.
1,808,000	4.63%, 11/15/2029(2)	1,700,188
307,000	4.75%, 03/01/2030	287,105
760,000	5.00%, 02/15/2032(2)	692,611
2,210,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(2)	2,291,631
1,755,000	FirstCash, Inc. 5.63%, 01/01/2030(2)	1,725,529
4,856,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	4,255,226
985,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	513,264
	PetSmart, Inc./PetSmart Finance Corp.
1,560,000	4.75%, 02/15/2028(2)	1,490,973
1,875,000	7.75%, 02/15/2029(2)	1,746,329
1,949,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	1,831,341
4,375,000	Staples, Inc. 10.75%, 09/01/2029(2)	3,790,565
1,275,000	Victoria's Secret & Co. 4.63%, 07/15/2029(2)	1,111,607
1,500,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	1,560,674
	Yum! Brands, Inc.
560,000	3.63%, 03/15/2031	505,080
816,000	4.63%, 01/31/2032	768,115
424,000	5.38%, 04/01/2032	416,661
		28,022,932
	Software - 4.3%
4,370,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	4,177,070
1,250,000	Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(2)	1,071,931
	Cloud Software Group, Inc.
1,000,000	8.25%, 06/30/2032(2)	1,043,118
1,000,000	9.00%, 09/30/2029(2)	1,007,430
	Open Text Corp.
1,210,000	3.88%, 02/15/2028(2)	1,156,572
825,000	3.88%, 12/01/2029(2)	760,154
270,000	6.90%, 12/01/2027(2)	277,702
	Open Text Holdings, Inc.
1,030,000	4.13%, 02/15/2030(2)	951,796
650,000	4.13%, 12/01/2031(2)	581,300
2,600,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	2,406,052
	Rocket Software, Inc.
2,500,000	6.50%, 02/15/2029(2)	2,377,922
575,000	9.00%, 11/28/2028(2)	592,447
2,105,000	UKG, Inc. 6.88%, 02/01/2031(2)	2,165,611
		18,569,105
	Telecommunications - 4.9%
825,000	Altice France Holding SA 10.50%, 05/15/2027(2)	255,766
	Altice France SA
720,000	5.13%, 07/15/2029(2)	587,436
640,000	5.50%, 01/15/2028(2)	529,853
800,000	5.50%, 10/15/2029(2)	654,888
1,665,000	8.13%, 02/01/2027(2)	1,523,988
	EchoStar Corp.
2,000,000	6.75%, 11/30/2030(8)	1,864,146
2,000,000	10.75%, 11/30/2029	2,115,066
	Fibercop SpA
920,000	6.38%, 11/15/2033(2)	877,910
726,000	7.20%, 07/18/2036(2)	697,226
353,000	7.72%, 06/04/2038(2)	349,902
	Iliad Holding SASU
EUR 1,460,000	6.88%, 04/15/2031(2)	1,763,626
$ 490,000	7.00%, 10/15/2028(2)	495,974
830,000	7.00%, 04/15/2032(2)	841,314
	Kaixo Bondco Telecom SA
EUR 1,000,000	5.13%, 09/30/2029(1)	1,143,669
515,000	5.13%, 09/30/2029(2)	588,990
	Level 3 Financing, Inc.
$ 1,975,000	3.75%, 07/15/2029(2)	1,484,765
The accompanying notes are an integral part of these financial statements.

31

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Telecommunications - 4.9% - (continued)
$ 325,000	3.88%, 10/15/2030(2)	$256,328
2,825,000	4.00%, 04/15/2031(2)	2,204,178
500,000	4.88%, 06/15/2029(2)	436,250
500,000	10.50%, 04/15/2029(2)	553,617
EUR 1,200,000	Odido Group Holding BV 5.50%, 01/15/2030(1)	1,349,225
	Telecom Italia Capital SA
$ 424,000	7.20%, 07/18/2036	434,088
415,000	7.72%, 06/04/2038	432,454
		21,440,659
	Transportation - 0.2%
950,000	Stonepeak Nile Parent LLC 7.25%, 03/15/2032(2)	964,487
	Total Corporate Bonds (cost $400,058,630)	$392,278,642
SENIOR FLOATING RATE INTERESTS - 2.1%(9)
	Construction Materials - 0.4%
1,804,967	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$1,684,486
	Healthcare - Services - 0.2%
748,111	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	722,398
	Insurance - 0.3%
1,406,443	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	1,396,458
	IT Services - 0.6%
965,150	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	943,434
1,969,055	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,843,528
		2,786,962
	Packaging & Containers - 0.3%
1,199,667	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,190,525
	Retail - 0.3%
1,402,769	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,307,114
	Total Senior Floating Rate Interests (cost $9,454,869)	$9,087,943
PREFERRED STOCKS - 0.3%
	Capital Goods - 0.3%
22,000	Boeing Co. (Preference Shares), 6.00%	$1,350,360
	Total Preferred Stocks (cost $1,146,551)	$1,350,360
	Total Long-Term Investments (cost $425,486,094)	$417,631,221
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.5%
	Repurchase Agreements - 0.5%
$ 2,202,083	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $2,202,350; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,246,164		$2,202,083
	Total Short-Term Investments (cost $2,202,083)		$2,202,083
	Total Investments (cost $427,688,177)	96.7%	$419,833,304
	Other Assets and Liabilities	3.3%	14,185,700
	Net Assets	100.0%	$434,019,004
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $9,097,613, representing 2.1% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$345,489,796, representing 79.6% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(8)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
The accompanying notes are an integral part of these financial statements.

32

The Hartford High Yield Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
Euro-BOBL Future	(18)	06/06/2025	$(2,439,412)	$(24,487)
Total futures contracts				$(24,487)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
11,417,416	USD	10,006,000	EUR	DEUT	05/30/2025	$60,891
5,366,461	USD	4,035,000	GBP	BCLY	05/30/2025	(11,567)
Total foreign currency contracts						$49,324
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$14,914,276	$—	$14,914,276	$—
Corporate Bonds	392,278,642	—	392,278,642	—
Senior Floating Rate Interests	9,087,943	—	9,087,943	—
Preferred Stocks	1,350,360	1,350,360	—	—
Short-Term Investments	2,202,083	—	2,202,083	—
Foreign Currency Contracts(2)	60,891	—	60,891	—
Total	$419,894,195	$1,350,360	$418,543,835	$—
Liabilities
Foreign Currency Contracts(2)	$(11,567)	$—	$(11,567)	$—
Futures Contracts(2)	(24,487)	(24,487)	—	—
Total	$(36,054)	$(24,487)	$(11,567)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

33

The Hartford Inflation Plus Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
	Commercial Mortgage-Backed Securities - 0.3%
	Benchmark Mortgage Trust
$ 5,246,721	1.38%, 03/15/2062(1)(2)	$210,387
2,351,346	1.62%, 01/15/2054(1)(2)	159,697
	Commercial Mortgage Trust
223,000	2.82%, 01/10/2039(3)	210,031
225,000	4.08%, 01/10/2039(2)(3)	202,854
1,597,362	DBJPM Mortgage Trust 1.82%, 09/15/2053(1)(2)	71,227
5,693,128	Wells Fargo NA 1.03%, 05/15/2062(1)(2)	167,422
		1,021,618
	Other Asset-Backed Securities - 0.1%
70,188	AASET Trust 3.35%, 01/16/2040(3)	67,391
246,075	CF Hippolyta Issuer LLC 1.99%, 07/15/2060(3)	226,518
		293,909
	Whole Loan Collateral CMO - 1.6%
	Angel Oak Mortgage Trust
399,664	1.82%, 11/25/2066(2)(3)	355,079
997,869	2.88%, 12/25/2066(3)(4)	921,573
935,353	COLT Mortgage Loan Trust 2.28%, 12/27/2066(2)(3)	841,087
1,087,551	CSMC Trust 2.27%, 11/25/2066(2)(3)	967,247
495,834	Ellington Financial Mortgage Trust 2.21%, 01/25/2067(2)(3)	432,774
939,752	New Residential Mortgage Loan Trust 2.28%, 04/25/2061(2)(3)	833,139
666,044	Verus Securitization Trust 2.72%, 01/25/2067(3)(4)	617,905
89,168	VOLT XCIV LLC 6.24%, 02/27/2051(3)(4)	89,033
		5,057,837
	Total Asset & Commercial Mortgage-Backed Securities (cost $7,019,322)	$6,373,364
CONVERTIBLE BONDS - 1.9%
	Biotechnology - 0.3%
395,000	Cytokinetics, Inc. 3.50%, 07/01/2027	$461,110
280,000	Immunocore Holdings PLC 2.50%, 02/01/2030	238,154
320,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	311,681
		1,010,945
	Commercial Banks - 0.0%
EUR 200,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(5)	125,745
	Energy-Alternate Sources - 0.1%
$ 370,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	308,765
720,000	Sunnova Energy International, Inc. 0.25%, 12/01/2026	21,600
		330,365
	Healthcare - Products - 0.1%
420,000	Exact Sciences Corp. 1.75%, 04/15/2031(3)	365,148
	Healthcare - Services - 0.2%
520,000	Teladoc Health, Inc. 1.25%, 06/01/2027	473,876
	Mining - 0.1%
425,000	MP Materials Corp. 0.25%, 04/01/2026(3)	406,512
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 1.9% - (continued)
	Oil & Gas - 0.4%
CAD 690,000	Advantage Energy Ltd. 5.00%, 06/30/2029(3)	$520,002
EUR 700,000	Eni SpA 2.95%, 09/14/2030(7)	807,436
		1,327,438
	Pharmaceuticals - 0.3%
$ 505,000	Dexcom, Inc. 0.38%, 05/15/2028	456,255
JPY 50,000,000	Nxera Pharma Co. Ltd. 0.25%, 12/14/2028(7)	328,718
		784,973
	REITS - 0.1%
$ 310,000	Rexford Industrial Realty LP 4.13%, 03/15/2029(3)	302,250
	Software - 0.3%
555,000	Evolent Health, Inc. 3.50%, 12/01/2029	448,995
EUR 400,000	Ubisoft Entertainment SA 2.88%, 12/05/2031(7)	383,864
		832,859
	Total Convertible Bonds (cost $6,434,294)	$5,960,111
CORPORATE BONDS - 2.8%
	Commercial Banks - 1.5%
225,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(7)(8)(9)	$297,833
200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(7)(8)(9)	229,890
$ 200,000	BNP Paribas SA 4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(7)(8)(9)	171,004
	CaixaBank SA
200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(3)(8)	206,648
EUR 200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(7)(8)(9)	244,413
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(7)(8)(9)	239,757
200,000	Deutsche Bank AG 4.63%, 10/30/2027, (4.63% fixed rate until 10/30/2027; 5 yr. EURIBOR ICE Swap + 4.75% thereafter)(7)(8)(9)	210,060
175,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(7)(8)	194,403
$ 200,000	HSBC Holdings PLC 5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(8)	206,927
EUR 100,000	Ibercaja Banco SA 4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(7)(8)	110,544
	Intesa Sanpaolo SpA
$ 200,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(3)(8)	178,864
200,000	7.80%, 11/28/2053(3)	225,508
The accompanying notes are an integral part of these financial statements.

34

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.8% - (continued)
	Commercial Banks - 1.5% - (continued)
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(7)(8)(9)	$228,455
GBP 100,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(7)(8)	146,996
200,000	NatWest Group PLC 4.50%, 03/31/2028, (4.50% fixed rate until 03/31/2028; 5 yr. U.K. Government Bond + 3.99% thereafter)(8)(9)	241,535
EUR 100,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(7)(8)	118,949
200,000	Novo Banco SA 9.88%, 12/01/2033, (9.88% fixed rate until 06/01/2028; 5 yr. EUR Swap + 6.71% thereafter)(7)(8)	263,833
GBP 100,000	Oaknorth Bank PLC 10.00%, 01/09/2035, (10.00% fixed rate until 10/09/2029; 5 yr. U.K. Government Bond + 6.20% thereafter)(7)(8)	137,196
EUR 325,000	Piraeus Financial Holdings SA 8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(7)(8)(9)	380,536
$ 175,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(8)	175,600
	Societe Generale SA
EUR 100,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(7)(8)	100,854
$ 200,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(3)(8)(9)	215,063
250,000	UBS Group AG 9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(3)(8)	305,536
		4,830,404
	Gas - 0.2%
470,000	AmeriGas Partners LP/AmeriGas Finance Corp. 9.38%, 06/01/2028(3)	467,095
	Insurance - 0.1%
200,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(3)(8)	202,907
EUR 100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(7)(8)(9)	112,182
		315,089
	Oil & Gas - 0.8%
$ 640,000	Diamondback Energy, Inc. 5.90%, 04/18/2064	567,492
470,000	Noble Finance II LLC 8.00%, 04/15/2030(3)	447,801
320,000	Talos Production, Inc. 9.38%, 02/01/2031(3)	300,872
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 2.8% - (continued)
	Oil & Gas - 0.8% - (continued)
$ 650,000	TotalEnergies Capital SA 5.43%, 09/10/2064	$592,056
456,000	Transocean, Inc. 8.75%, 02/15/2030(3)	445,735
330,000	Vital Energy, Inc. 7.88%, 04/15/2032(3)	256,375
		2,610,331
	Pipelines - 0.2%
670,000	ONEOK, Inc. 5.85%, 11/01/2064	597,458
	Total Corporate Bonds (cost $9,214,097)	$8,820,377
FOREIGN GOVERNMENT OBLIGATIONS - 7.9%
	Argentina - 0.1%
500,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	$333,442
	Australia - 0.7%
AUD 5,209,498	Australia Government Bonds 1.00%, 02/21/2050(7)(10)	2,326,269
	Brazil - 1.3%
	Brazil Notas do Tesouro Nacional
BRL 4,936,679	6.00%, 08/15/2050(10)	747,404
10,098,162	6.00%, 05/15/2055(10)	1,513,914
12,186,000	10.00%, 01/01/2029	1,938,450
		4,199,768
	Chile - 0.0%
EUR 200,000	Chile Government International Bonds 1.25%, 01/22/2051	123,474
	Colombia - 1.8%
$ 1,575,000	Colombia Government International Bonds 4.13%, 02/22/2042	956,067
	Colombia TES
COP 2,443,972,860	3.00%, 03/25/2033(10)	468,144
10,854,342,956	3.75%, 02/25/2037(10)	2,053,082
9,709,942,966	4.75%, 04/04/2035(10)	2,062,435
		5,539,728
	Ghana - 0.1%
	Ghana Government International Bonds
$ 7,440	0.00%, 07/03/2026(3)(6)	7,023
75,020	5.00%, 07/03/2029(3)(4)	64,033
107,880	5.00%, 07/03/2035(3)(4)	73,359
		144,415
	Hungary - 0.4%
EUR 1,420,000	Hungary Government International Bonds 1.63%, 04/28/2032(7)	1,370,568
	Mexico - 0.4%
1,360,000	Mexico Government International Bonds 1.45%, 10/25/2033	1,187,030
	New Zealand - 2.4%
	New Zealand Government Bonds Inflation-Linked
NZD 7,736,300	2.50%, 09/20/2035(7)(10)	4,509,695
5,513,146	2.50%, 09/20/2040(7)(10)	3,063,497
		7,573,192
	North Macedonia - 0.4%
EUR 1,085,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(3)	1,221,493
The accompanying notes are an integral part of these financial statements.

35

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 7.9% - (continued)
	Romania - 0.1%
EUR 590,000	Romania Government International Bonds 3.38%, 01/28/2050(7)	$393,913
	Serbia - 0.2%
655,000	Serbia International Bonds 1.65%, 03/03/2033(3)	589,142
	Total Foreign Government Obligations (cost $28,828,100)	$25,002,434
SENIOR FLOATING RATE INTERESTS - 2.4%(11)
	Aerospace & Defense - 0.1%
$ 107,250	Spirit AeroSystems, Inc. 8.78%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	$107,161
255,947	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	253,206
		360,367
	Airlines - 0.0%
75,123	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	75,671
	Apparel - 0.1%
218,614	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	214,160
39,696	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	39,266
		253,426
	Auto Parts & Equipment - 0.0%
115,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	112,461
	Commercial Services - 0.4%
144,275	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	143,694
164,588	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	163,198
310,603	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	308,370
297,000	United Rentals, Inc. 6.07%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	297,743
242,703	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	239,822
		1,152,827
	Construction Materials - 0.1%
65,948	Emerald Borrower LP 6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	65,099
229,428	Quikrete Holdings, Inc. 6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	224,755
38,943	Standard Industries, Inc. 6.07%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	38,937
		328,791
	Distribution/Wholesale - 0.1%
193,846	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	193,510
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Diversified Financial Services - 0.1%
$ 195,831	Corpay Technologies Operating Co. LLC 6.07%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	$194,991
	Electric - 0.0%
105,024	Constellation Renewables LLC 6.56%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	104,828
	Electronics - 0.1%
199,862	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	197,364
	Entertainment - 0.1%
106,600	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	104,948
	Delta 2 Lux SARL
66,667	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	66,292
33,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	33,146
121,562	Penn Entertainment, Inc. 6.82%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	120,955
104,738	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	104,584
		429,925
	Environmental Control - 0.1%
333,788	Clean Harbors, Inc. 6.07%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	335,316
136,426	Reworld Holding Corp. 6.58%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	135,745
		471,061
	Food - 0.1%
174,934	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	175,459
	Food Service - 0.1%
231,955	Aramark Services, Inc. 6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	231,567
	Healthcare - Products - 0.0%
7,439	Avantor Funding, Inc. 6.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	7,441
	Healthcare - Services - 0.1%
182,692	IQVIA, Inc. 6.05%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	182,418
	Home Furnishings - 0.1%
174,562	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	174,039
	Household Products/Wares - 0.0%
115,000	Reynolds Consumer Products LLC 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	115,239
	Insurance - 0.2%
184,651	Asurion LLC 8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	177,987
148,156	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	147,104
The accompanying notes are an integral part of these financial statements.

36

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Insurance - 0.2% - (continued)
$ 216,704	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	$215,486
134,093	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	133,160
		673,737
	Internet - 0.1%
173,234	Go Daddy Operating Co. LLC 6.07%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	172,419
	MH Sub I LLC
119,062	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	112,513
80,580	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	70,436
		355,368
	IT Services - 0.1%
99,750	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	98,348
149,625	CACI International, Inc. 6.07%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	148,503
173,779	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	156,432
		403,283
	Leisure Time - 0.0%
125,418	Carnival Corp. 6.33%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	124,870
	Media - 0.1%
248,245	Charter Communications Operating LLC 6.55%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	247,252
	Pharmaceuticals - 0.0%
138,189	Elanco Animal Health, Inc. 6.17%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	137,279
	Pipelines - 0.0%
134,167	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	132,679
	Retail - 0.2%
152,289	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	148,596
159,278	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	157,946
319,661	KFC Holding Co. 6.18%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	319,760
		626,302
	Software - 0.1%
98,500	Quartz Acquireco LLC 6.55%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	97,392
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(11) - (continued)
	Software - 0.1% - (continued)
$ 100,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	$99,875
105,464	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	105,277
		302,544
	Total Senior Floating Rate Interests (cost $7,833,650)	$7,764,699
U.S. GOVERNMENT AGENCIES - 0.2%
	Mortgage-Backed Agencies - 0.2%
	Federal Home Loan Mortgage Corp. - 0.2%
6,359,231	0.93%, 11/25/2030(1)(2)	$236,220
947,916	0.96%, 11/25/2030(1)(2)	37,077
1,713,533	1.11%, 10/25/2030(1)(2)	75,214
5,184,680	1.21%, 06/25/2030(1)(2)	246,845
22,401	6.35%, 01/25/2051, 30 day USD SOFR Average + 2.00%(3)(5)	22,316
	Total U.S. Government Agencies (cost $649,823)	$617,672
U.S. GOVERNMENT SECURITIES - 79.2%
	U.S. Treasury Securities - 79.2%
	U.S. Treasury Inflation-Indexed Bonds - 1.2%
5,138,468	0.63%, 02/15/2043(10)	$3,842,915
	U.S. Treasury Inflation-Indexed Notes - 78.0%
23,175,272	0.13%, 10/15/2026(10)(12)(13)	23,049,021
14,113,794	0.13%, 01/15/2030(10)	13,325,086
22,024,641	0.13%, 07/15/2030(10)	20,680,748
29,095,032	0.13%, 01/15/2031(10)	26,893,292
21,828,455	0.13%, 07/15/2031(10)	20,029,792
3,103,715	0.38%, 01/15/2027(10)	3,082,741
12,350,869	0.38%, 07/15/2027(10)	12,267,207
11,666,378	0.50%, 01/15/2028(10)	11,518,588
22,076,094	0.63%, 07/15/2032(10)	20,517,978
42,295,328	0.88%, 01/15/2029(10)	41,793,838
13,205,800	1.13%, 01/15/2033(10)	12,583,586
13,656,110	1.38%, 07/15/2033(10)	13,232,325
10,757,626	1.75%, 01/15/2034(10)	10,652,717
12,978,686	1.88%, 07/15/2034(10)	12,992,479
4,220,633	2.13%, 01/15/2035(10)	4,294,968
		246,914,366
	Total U.S. Government Securities (cost $260,281,052)	$250,757,281
	Total Long-Term Investments (cost $320,260,338)	$305,295,938
The accompanying notes are an integral part of these financial statements.

37

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.4%
	Repurchase Agreements - 0.4%
$ 1,216,444	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,216,592; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $1,240,818		$1,216,444
	Total Short-Term Investments (cost $1,216,444)		$1,216,444
	Total Investments (cost $321,476,782)	96.8%	$306,512,382
	Other Assets and Liabilities	3.2%	10,071,304
	Net Assets	100.0%	$316,583,686
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)	Securities disclosed are interest-only strips.
(2)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$12,588,313, representing 4.0% of net assets.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(6)	Security is a zero-coupon bond.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $16,370,865, representing 5.2% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(12)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $2,287,470.
(13)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $467,440.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	55	06/16/2025	$4,050,493	$102,323
Canadian 10-Years Bond Future	37	06/19/2025	3,318,889	11,177
Euro-Schatz Future	4	06/06/2025	487,443	376
U.S. Treasury 2-Year Note Future	56	06/30/2025	11,656,312	20,530
U.S. Treasury 5-Year Note Future	152	06/30/2025	16,597,687	27,035
U.S. Treasury 10-Year Note Future	21	06/18/2025	2,356,594	(29,858)
Total				$131,583
Short position contracts:
Euro BUXL 30-Year Bond Future	(10)	06/06/2025	$(1,405,867)	$(27,136)
Euro-BUND Future	(4)	06/06/2025	(597,148)	(17,359)
French Government Bond Future	(14)	06/06/2025	(1,992,639)	(52,385)
U.S. Treasury 10-Year Ultra Future	(27)	06/18/2025	(3,097,828)	(954)
U.S. Treasury Long Bond Future	(2)	06/18/2025	(233,250)	(3,690)
The accompanying notes are an integral part of these financial statements.

38

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
U.S. Treasury Ultra Bond Future	(31)	06/18/2025	$(3,751,969)	$(34,923)
Total				$(136,447)
Total futures contracts				$(4,864)

OTC Interest Rate Swap Contracts Outstanding at April 30, 2025
Counterparty	Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
BOA(1)	1.24% Fixed	CPURNSA	USD	5,005,000	01/15/2029	At Maturity	$—	$—	$1,084,166	$1,084,166
CBK	2.62% Fixed	CPURNSA	USD	4,365,000	04/15/2028	At Maturity	—	—	37,582	37,582
CBK	2.60% Fixed	CPURNSA	USD	8,260,000	01/15/2031	At Maturity	—	—	778,048	778,048
CBK	2.45% Fixed	CPURNSA	USD	3,110,000	04/15/2028	At Maturity	—	—	54,275	54,275
CBK	2.41% Fixed	CPURNSA	USD	14,085,000	01/15/2028	At Maturity	—	(7,355)	(58,506)	(51,151)
Total OTC interest rate swap contracts							$—	$(7,355)	$1,895,565	$1,902,920

(1)	At April 30, 2025, the counterparty had deposited in a segregated account securities with a value of $1,209,463 in connection with open swap contracts.

OTC Total Return Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
Markit iBoxx USD Liquid High Yield Index	MSC	USD	460,000	4.31%	06/20/2025	At Maturity	$—	$—	$(1,596)	$(1,596)
Markit iBoxx USD Liquid High Yield Index	JPM	USD	390,000	4.31%	06/20/2025	At Maturity	—	—	(2,735)	(2,735)
Total OTC total return swap contracts							$—	$—	$(4,331)	$(4,331)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Anglo American Capital PLC (BBB+)	EUR	1,660,000	5.00%	12/20/2028	Quarterly	$209,001	$—	$286,755	$77,754
Total centrally cleared credit default swap contracts						$209,001	$—	$286,755	$77,754

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.25% Fixed	12 Mo. USD SOFR	USD	4,555,000	06/21/2053	Annual	$—	$(44,587)	$518,861	$563,448
Total centrally cleared interest rate swaps contracts						$—	$(44,587)	$518,861	$563,448

The accompanying notes are an integral part of these financial statements.

39

The Hartford Inflation Plus Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Bond Forward Contracts Outstanding at April 30, 2025
Counterparty	Reference Obligation	Notional Amount		Expiration Date	Unrealized Appreciation/ (Depreciation)
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.63%, 01/15/2026(1)	USD	18,894,452	01/15/2026	$63
MSC	U.S. Treasury Inflation-Indexed Bonds, 0.75%, 07/15/2028(1)	USD	10,406,351	07/15/2028	20,273
Total Bond Forward Contracts					$20,336

(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,505,000	AUD	1,602,619	USD	SSG	05/30/2025	$2,478
14,800,000	BRL	2,564,680	USD	JPM	05/05/2025	40,050
14,800,000	BRL	2,595,546	USD	UBS	06/03/2025	(9,951)
4,814,000,000	COP	1,120,510	USD	BNP	05/30/2025	13,512
31,966,000	MXN	1,626,305	USD	SSG	05/30/2025	(3,138)
18,100,000	NOK	1,741,384	USD	UBS	05/30/2025	(1,540)
2,395,291	USD	3,744,000	AUD	SSG	05/30/2025	(3,703)
4,064,845	USD	23,457,000	BRL	JPM	05/05/2025	(63,476)
4,113,766	USD	23,457,000	BRL	UBS	06/03/2025	15,771
510,571	USD	707,000	CAD	CBK	05/30/2025	(3,084)
4,346,344	USD	18,673,025,000	COP	BNP	05/30/2025	(52,411)
9,534,928	USD	8,356,224	EUR	DEUT	05/30/2025	50,852
123,007	USD	108,000	EUR	SSG	05/30/2025	430
537,311	USD	404,000	GBP	BCLY	05/30/2025	(1,158)
336,801	USD	48,336,000	JPY	BCLY	05/30/2025	(2,442)
7,650,450	USD	12,813,000	NZD	WEST	05/30/2025	32,598
Total foreign currency contracts						$14,788
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$6,373,364	$—	$6,373,364	$—
Convertible Bonds	5,960,111	—	5,960,111	—
Corporate Bonds	8,820,377	—	8,820,377	—
Foreign Government Obligations	25,002,434	—	25,002,434	—
Senior Floating Rate Interests	7,764,699	—	7,764,699	—
U.S. Government Agencies	617,672	—	617,672	—
U.S. Government Securities	250,757,281	—	250,757,281	—
Short-Term Investments	1,216,444	—	1,216,444	—
Bond Forward(2)	20,336	—	20,336	—
Foreign Currency Contracts(2)	155,691	—	155,691	—
Futures Contracts(2)	161,441	161,441	—	—
Swaps - Credit Default(2)	77,754	—	77,754	—
Swaps - Interest Rate(2)	2,517,519	—	2,517,519	—
Total	$309,445,123	$161,441	$309,283,682	$—
Liabilities
Foreign Currency Contracts(2)	$(140,903)	$—	$(140,903)	$—
Futures Contracts(2)	(166,305)	(166,305)	—	—
Swaps - Interest Rate(2)	(51,151)	—	(51,151)	—
Swaps - Total Return(2)	(4,331)	—	(4,331)	—
Total	$(362,690)	$(166,305)	$(196,385)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

40

Hartford Low Duration High Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.3%
	Asset-Backed - Automobile - 0.4%
$ 560,000	Chase Auto Owner Trust 5.87%, 09/25/2031(1)	$571,013
	Commercial Mortgage-Backed Securities - 7.1%
1,000,000	280 Park Avenue Mortgage Trust 6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	940,148
70,000	ARZ Trust 7.49%, 06/11/2029(1)	72,324
1,557,467	Bank5 Trust 0.98%, 05/15/2057(1)(3)(4)	41,230
972,791	BX Commercial Mortgage Trust 7.01%, 03/15/2041, 1 mo. USD Term SOFR + 2.69%(1)(2)	960,023
	BX Trust
665,000	7.16%, 04/15/2037, 1 mo. USD Term SOFR + 2.84%(1)(2)	664,792
725,000	7.26%, 03/15/2030, 1 mo. USD Term SOFR + 2.94%(1)(2)	696,027
725,000	7.32%, 02/15/2035, 1 mo. USD Term SOFR + 3.00%(1)(2)	706,237
718,490	8.01%, 04/15/2041, 1 mo. USD Term SOFR + 3.69%(1)(2)	708,190
465,000	8.26%, 07/15/2029, 1 mo. USD Term SOFR + 3.94%(1)(2)	464,797
775,000	ELM Trust 8.05%, 06/10/2039(1)(4)	779,191
859,481	Extended Stay America Trust 6.69%, 07/15/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	855,721
100,000	ROCK Trust 8.82%, 11/13/2041(1)	104,541
750,000	SWCH Commercial Mortgage Trust 8.56%, 03/15/2042, 1 mo. USD Term SOFR + 4.24%(1)(2)	719,625
	WCORE Commercial Mortgage Trust
740,000	7.26%, 11/15/2041, 1 mo. USD Term SOFR + 2.94%(1)(2)	734,450
740,000	8.26%, 11/15/2041, 1 mo. USD Term SOFR + 3.94%(1)(2)	729,817
	Wells Fargo Commercial Mortgage Trust
500,000	7.83%, 07/15/2035(1)(4)	503,072
750,000	9.11%, 04/15/2038, 1 mo. USD Term SOFR + 4.79%(1)(2)	748,082
		10,428,267
	Other Asset-Backed Securities - 24.6%
246,947	AASET Trust 6.58%, 02/16/2050(1)	247,807
1,500,000	Alinea CLO Ltd. 10.22%, 07/20/2031, 3 mo. USD Term SOFR + 5.95%(1)(2)	1,433,331
750,000	Anchorage Capital CLO 28 Ltd. 6.52%, 04/20/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	752,013
250,000	Apidos CLO XLVIII Ltd. 6.33%, 07/25/2037, 3 mo. USD Term SOFR + 2.05%(1)(2)	248,993
1,500,000	Apidos CLO XVIII-R 6.17%, 01/22/2038, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,483,824
1,000,000	Ballyrock CLO Ltd. 10.57%, 02/20/2036, 3 mo. USD Term SOFR + 6.25%(1)(2)	990,254
830,000	Barings CLO Ltd. 9.26%, 07/15/2039, 3 mo. USD Term SOFR + 5.00%(1)(2)	828,860
500,000	Beechwood Park CLO Ltd. 10.78%, 01/17/2035, 3 mo. USD Term SOFR + 6.50%(1)(2)	494,933
1,000,000	Carlyle Global Market Strategies CLO Ltd. 10.02%, 10/15/2030, 3 mo. USD Term SOFR + 5.76%(1)(2)	993,331
500,000	Carlyle U.S. CLO Ltd. 11.24%, 01/25/2035, 3 mo. USD Term SOFR + 6.96%(1)(2)	493,948
	Castlelake Aircraft Structured Trust
544,039	5.10%, 04/15/2039(1)	436,148
707,537	7.75%, 02/15/2050(1)	693,343
1,036,692	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	986,145
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.3% - (continued)
	Other Asset-Backed Securities - 24.6% - (continued)
	CIFC Funding Ltd.
$ 1,200,000	10.03%, 07/18/2031, 3 mo. USD Term SOFR + 5.76%(1)(2)	$1,195,540
1,000,000	10.64%, 10/24/2030, 3 mo. USD Term SOFR + 6.36%(1)(2)	995,091
250,000	11.03%, 04/20/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	247,432
1,000,000	Dryden 60 CLO Ltd. 10.12%, 07/15/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	991,321
1,000,000	Dryden 64 CLO Ltd. 10.13%, 04/18/2031, 3 mo. USD Term SOFR + 5.86%(1)(2)	940,629
450,000	Dryden 72 CLO Ltd. 6.32%, 05/15/2032, 3 mo. USD Term SOFR + 2.00%(1)(2)	446,581
500,000	Frontier Issuer LLC 11.16%, 06/20/2054(1)	551,839
1,000,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.77%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	980,251
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	701,032
1,400,000	Harriman Park CLO Ltd. 10.93%, 04/20/2034, 3 mo. USD Term SOFR + 6.66%(1)(2)	1,393,790
750,000	Hotwire Funding LLC 9.19%, 06/20/2054(1)	768,031
1,000,000	KKR CLO 34 Ltd. 11.37%, 07/15/2034, 3 mo. USD Term SOFR + 7.11%(1)(2)	990,459
1,000,000	LCM XXV Ltd. 7.98%, 07/20/2030, 3 mo. USD Term SOFR + 3.71%(1)(2)	997,159
1,250,000	Madison Park Funding XLII Ltd. 10.59%, 11/21/2030, 3 mo. USD Term SOFR + 6.31%(1)(2)	1,239,135
1,000,000	Madison Park Funding XLV Ltd. 10.51%, 07/15/2034, 3 mo. USD Term SOFR + 6.25%(1)(2)	971,630
1,000,000	New Economy Assets - Phase 1 Sponsor LLC 2.41%, 10/20/2061(1)	907,928
775,000	OCP CLO Ltd. 6.37%, 07/20/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	771,293
1,180,000	Octagon Investment Partners 29 Ltd. 6.52%, 07/18/2037, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,180,125
1,000,000	Palmer Square CLO Ltd. 11.09%, 05/21/2034, 3 mo. USD Term SOFR + 6.76%(1)(2)	987,373
1,000,000	Palmer Square Loan Funding Ltd. 11.46%, 04/15/2030, 3 mo. USD Term SOFR + 7.20%(1)(2)	1,000,939
555,000	Post Road Equipment Finance LLC 7.08%, 05/17/2032(1)	562,913
1,000,000	RR 12 Ltd. 11.16%, 01/15/2036, 3 mo. USD Term SOFR + 6.90%(1)(2)	981,727
1,000,000	SCF Equipment Trust LLC 6.75%, 11/20/2035(1)	1,019,465
263,492	Sierra Timeshare Receivables Funding LLC 8.02%, 01/20/2043(1)	269,268
1,000,000	Southwick Park CLO LLC 10.78%, 07/20/2032, 3 mo. USD Term SOFR + 6.51%(1)(2)	989,722
745,000	Stream Innovations Issuer Trust 9.05%, 02/15/2045(1)	768,703
1,300,000	Symphony CLO XXII Ltd. 10.78%, 04/18/2033, 3 mo. USD Term SOFR + 6.51%(1)(2)	1,291,607
500,000	Thayer Park CLO Ltd. 10.78%, 04/20/2034, 3 mo. USD Term SOFR + 6.51%(1)(2)	496,041
655,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	685,420
800,000	Voya CLO Ltd. 6.52%, 10/18/2031, 3 mo. USD Term SOFR + 2.25%(1)(2)	797,134
		36,202,508
The accompanying notes are an integral part of these financial statements.

41

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 39.3% - (continued)
	Whole Loan Collateral CMO - 7.2%
	Chase Home Lending Mortgage Trust
$ 132,499	3.25%, 09/25/2064(1)(4)	$118,951
1,152,409	6.43%, 12/25/2055(1)(4)	928,522
	Federal National Mortgage Association Connecticut Avenue Securities Trust
198,393	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	197,680
95,000	6.05%, 01/25/2045, 30 day USD SOFR Average + 1.70%(1)(2)	92,747
260,000	6.85%, 02/25/2044, 30 day USD SOFR Average + 2.50%(1)(2)	260,649
225,000	7.15%, 03/25/2044, 30 day USD SOFR Average + 2.80%(1)(2)	227,250
1,000,000	7.35%, 01/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	1,020,000
1,000,000	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,015,940
700,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	727,125
500,000	9.10%, 06/25/2043, 30 day USD SOFR Average + 4.75%(1)(2)	534,327
670,000	9.95%, 07/25/2042, 30 day USD SOFR Average + 5.60%(1)(2)	718,575
820,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	851,775
515,813	HTAP Issuer Trust 6.50%, 11/25/2042(1)	507,971
384,878	Radnor Re Ltd. 6.35%, 09/25/2034, 30 day USD SOFR Average + 2.00%(1)(2)	385,123
	Verus Securitization Trust
1,000,000	8.09%, 03/25/2069(1)(4)	1,006,671
1,000,000	8.10%, 12/25/2068(1)(4)	1,005,061
1,000,000	8.21%, 11/25/2068(1)(4)	1,008,666
		10,607,033
	Total Asset & Commercial Mortgage-Backed Securities (cost $57,875,824)	$57,808,821
CONVERTIBLE BONDS - 5.0%
	Airlines - 0.0%
55,000	Southwest Airlines Co. 1.25%, 05/01/2025	$54,918
	Auto Manufacturers - 0.2%
65,000	Ford Motor Co. 0.00%, 03/15/2026(5)	63,895
	Rivian Automotive, Inc.
145,000	3.63%, 10/15/2030	131,370
71,000	4.63%, 03/15/2029	72,464
		267,729
	Biotechnology - 0.4%
150,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	171,970
40,000	Cytokinetics, Inc. 3.50%, 07/01/2027	46,695
135,000	Immunocore Holdings PLC 2.50%, 02/01/2030	114,824
255,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	248,371
		581,860
	Commercial Services - 0.4%
	Alarm.com Holdings, Inc.
135,000	0.00%, 01/15/2026(5)	129,060
140,000	2.25%, 06/01/2029(1)	133,840
153,000	Global Payments, Inc. 1.50%, 03/01/2031	135,558
130,000	Shift4 Payments, Inc. 0.00%, 12/15/2025(5)	146,835
		545,293
	Diversified Financial Services - 0.0%
65,000	Coinbase Global, Inc. 0.25%, 04/01/2030	64,578
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.0% - (continued)
	Electric - 0.4%
$ 140,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027	$156,590
230,000	PG&E Corp. 4.25%, 12/01/2027	238,947
175,000	Southern Co. 3.88%, 12/15/2025	196,350
		591,887
	Energy-Alternate Sources - 0.0%
95,000	Enphase Energy, Inc. 0.00%, 03/01/2028(5)	79,277
	Engineering & Construction - 0.2%
230,000	Fluor Corp. 1.13%, 08/15/2029	241,960
	Entertainment - 0.2%
225,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(5)	197,402
80,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	112,520
		309,922
	Healthcare - Products - 0.4%
	Exact Sciences Corp.
165,000	0.38%, 03/15/2027	153,615
90,000	2.00%, 03/01/2030(1)	85,320
80,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	84,480
200,000	Qiagen NV 2.50%, 09/10/2031(6)	203,031
		526,446
	Home Builders - 0.2%
242,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	234,982
	Internet - 0.4%
65,000	JD.com, Inc. 0.25%, 06/01/2029(1)	68,191
	Sea Ltd.
160,000	0.25%, 09/15/2026	149,200
30,000	2.38%, 12/01/2025	45,420
200,000	Uber Technologies, Inc. 0.88%, 12/01/2028	262,100
		524,911
	IT Services - 0.3%
95,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	108,064
75,000	Parsons Corp. 2.63%, 03/01/2029	79,050
238,000	Seagate HDD Cayman 3.50%, 06/01/2028	301,070
		488,184
	Leisure Time - 0.1%
32,000	Carnival Corp. 5.75%, 12/01/2027	51,168
80,000	NCL Corp. Ltd. 2.50%, 02/15/2027	77,200
		128,368
	Machinery-Diversified - 0.0%
28,000	Middleby Corp. 1.00%, 09/01/2025	30,703
	Miscellaneous Manufacturing - 0.1%
140,000	JBT Marel Corp. 0.25%, 05/15/2026	137,354
	Pharmaceuticals - 0.1%
200,000	Jazz Investments I Ltd. 3.13%, 09/15/2030(1)	217,193
	Real Estate Investment Trusts - 0.4%
185,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	184,260
	Rexford Industrial Realty LP
120,000	4.13%, 03/15/2029(1)	117,000
120,000	4.38%, 03/15/2027(1)	118,440
140,000	Welltower OP LLC 2.75%, 05/15/2028(1)	227,990
		647,690
	Semiconductors - 0.3%
180,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	168,936
	ON Semiconductor Corp.
80,000	0.00%, 05/01/2027(5)	85,392
180,000	0.50%, 03/01/2029	155,340
		409,668
	Software - 0.9%
185,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(5)	156,880
The accompanying notes are an integral part of these financial statements.

42

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 5.0% - (continued)
	Software - 0.9% - (continued)
	Datadog, Inc.
$ 154,000	0.00%, 12/01/2029(1)(5)	$138,443
85,000	0.13%, 06/15/2025	95,703
85,000	Dayforce, Inc. 0.25%, 03/15/2026	81,175
190,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	208,905
145,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	156,507
196,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(5)	243,138
20,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	23,530
271,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(5)	254,605
		1,358,886
	Total Convertible Bonds (cost $7,374,801)	$7,441,809
CORPORATE BONDS - 31.3%
	Advertising - 0.6%
1,000,000	Lamar Media Corp. 3.63%, 01/15/2031	$903,720
	Aerospace & Defense - 0.1%
195,000	Spirit AeroSystems, Inc. 9.75%, 11/15/2030(1)	215,847
	Airlines - 0.2%
300,000	Delta Air Lines, Inc./SkyMiles IP Ltd. 4.75%, 10/20/2028(1)	298,185
	Apparel - 0.4%
425,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	447,728
195,000	Hanesbrands, Inc. 9.00%, 02/15/2031(1)	202,019
		649,747
	Auto Parts & Equipment - 0.3%
465,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	442,288
	Chemicals - 0.4%
215,000	Avient Corp. 6.25%, 11/01/2031(1)	212,701
545,000	Tronox, Inc. 4.63%, 03/15/2029(1)	441,164
		653,865
	Commercial Banks - 3.6%
450,000	Bank Bukopin Tbk. PT 5.66%, 10/30/2027(6)	439,163
500,000	BPCE SA 5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(7)	511,309
850,000	CaixaBank SA 6.21%, 01/18/2029, (6.21% fixed rate until 01/18/2028; 6 mo. USD SOFR + 2.70% thereafter)(1)(7)	884,148
900,000	Citizens Bank NA 4.58%, 08/09/2028, (4.58% fixed rate until 08/09/2027; 6 mo. USD SOFR + 2.00% thereafter)(7)	899,513
500,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(7)	515,728
	Freedom Mortgage Corp.
150,000	6.63%, 01/15/2027(1)	148,874
330,000	12.00%, 10/01/2028(1)	353,789
485,000	12.25%, 10/01/2030(1)	533,634
500,000	Huntington Bancshares, Inc. 6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(7)	519,915
500,000	UBS Group AG 6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(1)(7)	524,173
		5,330,246
	Commercial Services - 1.5%
200,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	199,745
385,000	Block, Inc. 6.50%, 05/15/2032(1)	392,808
250,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(1)	263,814
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Commercial Services - 1.5% - (continued)
	Service Corp. International
$ 325,000	4.00%, 05/15/2031	$296,741
125,000	5.75%, 10/15/2032	123,405
200,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	202,849
425,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	420,731
350,000	Williams Scotsman, Inc. 6.63%, 04/15/2030(1)	356,338
		2,256,431
	Construction Materials - 0.4%
225,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(1)	225,162
400,000	Standard Industries, Inc. 4.38%, 07/15/2030(1)	373,045
		598,207
	Distribution/Wholesale - 0.2%
280,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	294,713
	Diversified Financial Services - 3.3%
900,000	Aviation Capital Group LLC 3.50%, 11/01/2027(1)	868,597
425,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	447,110
950,000	Capital One Financial Corp. 3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(7)	895,252
100,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	105,681
450,000	GGAM Finance Ltd. 5.88%, 03/15/2030(1)	446,863
485,000	goeasy Ltd. 7.63%, 07/01/2029(1)	488,871
450,000	Macquarie Airfinance Holdings Ltd. 5.15%, 03/17/2030(1)	441,601
395,000	Nationstar Mortgage Holdings, Inc. 5.00%, 02/01/2026(1)	393,152
400,000	OneMain Finance Corp. 9.00%, 01/15/2029	416,467
	United Wholesale Mortgage LLC
150,000	5.50%, 11/15/2025(1)	149,276
205,000	5.75%, 06/15/2027(1)	202,250
		4,855,120
	Electronics - 0.4%
250,000	Coherent Corp. 5.00%, 12/15/2029(1)	239,344
375,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	358,078
		597,422
	Entertainment - 2.0%
245,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	251,077
475,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	447,803
450,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	409,500
500,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	438,559
450,000	Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.63%, 02/01/2033(1)	444,168
550,000	Warnermedia Holdings, Inc. 4.05%, 03/15/2029	513,746
465,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 6.25%, 03/15/2033(1)	449,479
		2,954,332
	Healthcare - Products - 0.9%
850,000	Hologic, Inc. 4.63%, 02/01/2028(1)	836,050
500,000	Solventum Corp. 5.40%, 03/01/2029	509,946
		1,345,996
	Insurance - 0.5%
425,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 04/15/2028(1)	428,060
265,000	Ryan Specialty LLC 5.88%, 08/01/2032(1)	261,744
		689,804
	Internet - 0.3%
459,751	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	457,452
The accompanying notes are an integral part of these financial statements.

43

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Iron/Steel - 0.3%
$ 400,000	ATI, Inc. 5.13%, 10/01/2031	$378,574
	IT Services - 0.3%
425,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(8)	432,326
	Leisure Time - 0.8%
760,000	Carnival Corp. 7.63%, 03/01/2026(1)	760,976
325,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	347,488
		1,108,464
	Lodging - 1.7%
405,000	Genting New York LLC/GENNY Capital, Inc. 7.25%, 10/01/2029(1)	404,729
	Las Vegas Sands Corp.
950,000	3.90%, 08/08/2029	882,077
345,000	5.90%, 06/01/2027	349,450
475,000	Station Casinos LLC 4.63%, 12/01/2031(1)	429,387
500,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	461,615
		2,527,258
	Machinery - Construction & Mining - 0.2%
375,000	BWX Technologies, Inc. 4.13%, 06/30/2028(1)	360,245
	Machinery-Diversified - 0.6%
450,000	Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC 9.00%, 02/15/2029(1)	456,809
400,000	Mueller Water Products, Inc. 4.00%, 06/15/2029(1)	375,547
		832,356
	Media - 1.5%
450,000	CCO Holdings LLC/CCO Holdings Capital Corp. 5.38%, 06/01/2029(1)	440,185
900,000	Charter Communications Operating LLC/Charter Communications Operating Capital 4.20%, 03/15/2028	884,359
475,000	Paramount Global 7.88%, 07/30/2030	520,507
400,000	Sunrise FinCo I BV 4.88%, 07/15/2031(1)	366,800
		2,211,851
	Mining - 1.8%
755,000	Constellium SE 6.38%, 08/15/2032(1)	743,222
1,000,000	FMG Resources August 2006 Pty. Ltd. 5.88%, 04/15/2030(1)	988,660
300,000	Glencore Funding LLC 5.37%, 04/04/2029(1)	305,856
600,000	Novelis Corp. 3.25%, 11/15/2026(1)	581,892
		2,619,630
	Oil & Gas - 1.5%
550,000	Aker BP ASA 3.75%, 01/15/2030(1)	519,643
440,000	Matador Resources Co. 6.88%, 04/15/2028(1)	437,554
450,000	Permian Resources Operating LLC 5.88%, 07/01/2029(1)	439,453
405,000	Sunoco LP 7.00%, 05/01/2029(1)	416,406
450,000	Vital Energy, Inc. 9.75%, 10/15/2030	381,226
		2,194,282
	Packaging & Containers - 0.5%
250,000	Clydesdale Acquisition Holdings, Inc. 6.88%, 01/15/2030(1)	254,012
465,000	Graphic Packaging International LLC 6.38%, 07/15/2032(1)	467,288
		721,300
	Pipelines - 0.8%
425,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	433,006
435,000	Energy Transfer LP 5.70%, 04/01/2035	430,574
350,000	Venture Global Calcasieu Pass LLC 6.25%, 01/15/2030(1)	350,097
		1,213,677
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 31.3% - (continued)
	Real Estate Investment Trusts - 2.0%
$ 500,000	Brandywine Operating Partnership LP 4.55%, 10/01/2029	$456,205
170,000	Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 7.00%, 02/01/2030(1)	170,151
450,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(1)	441,909
500,000	Piedmont Operating Partnership LP 6.88%, 07/15/2029	509,733
240,000	VICI Properties LP 5.75%, 04/01/2034	241,269
650,000	VICI Properties LP/VICI Note Co., Inc. 3.75%, 02/15/2027(1)	638,078
450,000	XHR LP 6.63%, 05/15/2030(1)	443,263
		2,900,608
	Retail - 1.7%
425,000	Beacon Roofing Supply, Inc. 6.75%, 04/30/2032(1)	426,099
375,000	FirstCash, Inc. 4.63%, 09/01/2028(1)	363,612
185,000	Group 1 Automotive, Inc. 6.38%, 01/15/2030(1)	186,890
450,000	LCM Investments Holdings II LLC 4.88%, 05/01/2029(1)	425,418
1,000,000	Lithia Motors, Inc. 4.38%, 01/15/2031(1)	918,613
115,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	108,058
		2,428,690
	Semiconductors - 0.9%
1,000,000	Entegris, Inc. 3.63%, 05/01/2029(1)	920,731
400,000	Synaptics, Inc. 4.00%, 06/15/2029(1)	369,774
		1,290,505
	Software - 0.9%
600,000	Open Text Corp. 6.90%, 12/01/2027(1)	617,115
325,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	300,324
400,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	370,162
		1,287,601
	Telecommunications - 0.4%
500,000	Iliad Holding SASU 8.50%, 04/15/2031(1)	527,416
	Water - 0.3%
425,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	443,331
	Total Corporate Bonds (cost $45,554,657)	$46,021,489
SENIOR FLOATING RATE INTERESTS - 12.3%(9)
	Aerospace & Defense - 0.2%
100,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$98,292
212,854	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	210,574
		308,866
	Airlines - 0.3%
165,750	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	162,021
119,400	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	107,460
89,432	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	90,084
100,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	99,458
		459,023
The accompanying notes are an integral part of these financial statements.

44

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Apparel - 0.3%
$ 234,938	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	$230,152
199,990	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	197,824
		427,976
	Auto Parts & Equipment - 0.3%
115,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	112,461
286,030	First Brands Group LLC 9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	265,038
		377,499
	Chemicals - 0.3%
99,750	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	99,376
193,567	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	192,034
	USALCO LLC
90,433	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	90,055
9,340	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(10)	9,302
		390,767
	Commercial Services - 1.1%
208,950	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	208,108
99,750	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	99,501
	Citrin Cooperman Advisors LLC
112,727	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	111,459
7,273	7.32%, 04/01/2032, 1 mo. USD Term SOFR + 3.00%(10)	7,191
173,684	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	173,413
164,587	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	163,198
194,900	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	194,413
129,350	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	128,649
198,095	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	197,401
199,786	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	198,537
197,963	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	195,613
		1,677,483
	Construction Materials - 0.7%
197,500	Emerald Borrower LP 6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	194,958
109,975	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	107,454
99,250	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	97,479
197,488	Quikrete Holdings, Inc. 6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	193,465
148,251	Tamko Building Products LLC 7.05%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	147,448
298,500	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	288,053
		1,028,857
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Distribution/Wholesale - 0.2%
$ 100,000	Gloves Buyer, Inc. 8.32%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	$95,300
175,462	Windsor Holdings III LLC 7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	172,786
		268,086
	Diversified Financial Services - 0.4%
148,253	Aretec Group, Inc. 7.82%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	147,327
148,569	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	148,267
247,478	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	243,147
		538,741
	Electric - 0.1%
99,327	Thunder Generation Funding LLC 7.30%, 10/03/2031, U.S. (Fed) Prime Rate + 2.00%	99,178
	Electronics - 0.4%
130,682	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	129,048
200,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	191,666
209,037	Roper Industrial Products Investment Co. LLC 7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	206,981
		527,695
	Entertainment - 1.1%
199,864	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	196,766
115,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	113,371
291,271	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	280,057
782,664	Maverick Gaming LLC 11.78%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	519,179
296,002	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	285,790
119,400	OVG Business Services LLC 7.32%, 06/25/2031, 1 mo. USD Term SOFR + 3.00%	118,057
119,700	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	119,525
		1,632,745
	Environmental Control - 0.1%
197,962	Filtration Group Corp. 7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	197,574
	Food - 0.1%
99,497	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	99,249
	Food Service - 0.2%
150,000	Aramark Services, Inc. 6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	150,113
99,503	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,556
		249,669
	Hand/Machine Tools - 0.1%
150,000	Alliance Laundry Systems LLC 7.07%, 08/19/2031, 3 mo. USD Term SOFR + 2.75%	148,670
	Healthcare - Products - 0.3%
246,121	Bausch & Lomb Corp. 8.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	243,455
The accompanying notes are an integral part of these financial statements.

45

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Healthcare - Products - 0.3% - (continued)
$ 99,227	Insulet Corp. 6.82%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	$99,078
159,200	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	158,022
		500,555
	Healthcare - Services - 0.1%
99,750	Concentra Health Services, Inc. 6.32%, 07/26/2031, 1 mo. USD Term SOFR + 2.00%	98,753
	Home Builders - 0.1%
155,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	153,224
	Home Furnishings - 0.1%
174,563	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	174,039
	Insurance - 0.9%
199,115	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	196,502
	Asurion LLC
215,305	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	208,312
200,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	183,062
247,407	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	245,650
247,497	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	246,106
80,443	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	79,472
191,137	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	189,807
		1,348,911
	Internet - 0.2%
197,436	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	108,590
	MH Sub I LLC
117,899	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	111,414
79,793	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	69,748
		289,752
	Investment Company Security - 0.1%
105,000	Nvent Electric PLC 7.82%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	104,497
	IT Services - 0.7%
99,750	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	98,348
159,200	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	155,618
115,000	Kaseya, Inc. 7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	114,096
202,856	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	189,924
127,700	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	127,700
197,731	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	177,993
250,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	238,125
		1,101,804
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Leisure Time - 0.1%
$ 197,436	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	$182,782
	Media - 0.1%
198,503	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	197,387
	Mining - 0.1%
196,399	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	193,306
	Miscellaneous Manufacturing - 0.1%
109,450	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	103,887
	Packaging & Containers - 0.4%
281,380	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	279,191
165,144	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	163,885
128,700	SupplyOne, Inc. 8.07%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	127,762
		570,838
	Pharmaceuticals - 0.1%
99,500	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	96,245
	Pipelines - 0.8%
206,788	Brazos Delaware II LLC 7.32%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	206,168
99,500	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	98,712
99,750	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	99,555
169,575	NGP XI Midstream Holdings LLC 7.80%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	167,031
212,251	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	209,897
174,562	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	172,216
194,587	Traverse Midstream Partners LLC 7.28%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	193,614
		1,147,193
	Retail - 0.7%
148,255	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	146,587
130,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	126,750
147,841	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	144,256
93,185	Gulfside Supply, Inc. 7.30%, 06/17/2031, 3 mo. USD Term SOFR + 3.00%	92,236
273,909	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	258,674
197,943	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	108,028
144,638	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	140,725
		1,017,256
	Software - 1.2%
148,225	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	146,767
100,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	99,646
The accompanying notes are an integral part of these financial statements.

46

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.3%(9) - (continued)
	Software - 1.2% - (continued)
$ 170,000	Boxer Parent Co., Inc. 7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	$166,406
270,113	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	258,080
246,819	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	244,968
99,500	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	98,935
200,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	199,000
158,431	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	157,757
100,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	99,875
193,050	Rocket Software, Inc. 8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	191,548
179,833	Waystar Technologies, Inc. 6.57%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	178,934
		1,841,916
	Telecommunications - 0.2%
119,700	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	119,002
197,961	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	196,785
		315,787
	Transportation - 0.1%
188,813	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	184,092
	Total Senior Floating Rate Interests (cost $18,649,340)	$18,054,302
U.S. GOVERNMENT AGENCIES - 9.4%
	Mortgage-Backed Agencies - 9.4%
	Federal Home Loan Mortgage Corp. - 9.4%
94,000	7.20%, 02/25/2045, 30 day USD SOFR Average + 2.85%(1)(2)	$91,668
2,000,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	2,034,380
500,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	512,361
1,000,000	8.70%, 04/25/2042, 30 day USD SOFR Average + 4.35%(1)(2)	1,050,913
1,200,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	1,271,530
1,510,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	1,616,168
1,400,000	9.85%, 05/25/2043, 30 day USD SOFR Average + 5.50%(1)(2)	1,526,000
1,430,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,519,118
977,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	1,101,205
1,500,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,595,625
1,350,000	12.50%, 03/25/2043, 30 day USD SOFR Average + 8.15%(1)(2)	1,536,573
	Total U.S. Government Agencies (cost $14,085,200)	$13,855,541
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.2%
	Energy - 0.1%
190,736	Ascent Resources Marcellus Holdings LLC Class A*(11)		$147,820
2,907	Kelly Topco Ltd.*(8)(12)		16,047
			163,867
	Insurance - 0.0%
34,814	Tenerity, Inc.*(11)(12)		—
	Materials - 0.1%
3,079	Utex Industries*(11)		111,869
	Software & Services - 0.0%
77	MongoDB, Inc.*		13,257
	Total Common Stocks (cost $1,915,016)		$288,993
PREFERRED STOCKS - 0.2%
	Capital Goods - 0.1%
3,456	Boeing Co. (Preference Shares), 6.00%		$212,129
	Financial Services - 0.1%
2,800	Ares Management Corp. Series B, 6.75%		138,236
	Utilities - 0.0%
600	PG&E Corp. Series A, 6.00%		26,094
	Total Preferred Stocks (cost $356,207)		$376,459
WARRANTS - 0.0%
	Materials - 0.0%
1,875	Utex Industries Expires 12/31/2025*(11)(12)		$22
	Semiconductors & Semiconductor Equipment - 0.0%
2,750	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(11)(12)		1,298
	Total Warrants (cost $8,850)		$1,320
	Total Long-Term Investments (cost $145,819,895)		$143,848,734
	Total Investments (cost $145,819,895)	97.7%	$143,848,734
	Other Assets and Liabilities	2.3%	3,378,624
	Net Assets	100.0%	$147,227,358
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
The accompanying notes are an integral part of these financial statements.

47

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$109,490,831, representing 74.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security disclosed is interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Security is a zero-coupon bond.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $642,194, representing 0.4% of net assets.

(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(9)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(10)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $16,493, which represents to 0.0% of total net assets.

(11)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $261,009 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
03/2018	Ascent Resources Marcellus Holdings LLC Class A	190,736	$600,819	$147,820
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	2,750	—	1,298
06/2017	Tenerity, Inc.	34,814	1,198,751	—
12/2020	Utex Industries	3,079	92,524	111,869
12/2020	Utex Industries Expires 12/31/2025 Warrants	1,875	8,850	22
			$1,900,944	$261,009

(12)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	66	06/30/2025	$13,737,797	$93,760
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(37)	06/18/2025	$(4,245,172)	$(24,537)
Total futures contracts				$69,223

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
194,754	USD	170,679	EUR	DEUT	05/30/2025	$1,039
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

48

Hartford Low Duration High Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$57,808,821	$—	$57,808,821	$—
Convertible Bonds	7,441,809	—	7,441,809	—
Corporate Bonds	46,021,489	—	46,021,489	—
Senior Floating Rate Interests	18,054,302	—	18,054,302	—
U.S. Government Agencies	13,855,541	—	13,855,541	—
Common Stocks	288,993	13,257	259,689	16,047
Preferred Stocks	376,459	376,459	—	—
Warrants	1,320	—	—	1,320
Foreign Currency Contracts(2)	1,039	—	1,039	—
Futures Contracts(2)	93,760	93,760	—	—
Total	$143,943,533	$483,476	$143,442,690	$17,367
Liabilities
Futures Contracts(2)	$(24,537)	$(24,537)	$—	$—
Total	$(24,537)	$(24,537)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

49

The Hartford Municipal Opportunities Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6%
	Alabama - 4.8%
$ 1,250,000	Alabama Federal Aid Highway Finance Auth, AL, Rev 5.00%, 09/01/2034	$1,302,960
8,000,000	Alabama Housing Finance Auth, AL, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 04/01/2055	8,673,998
	Black Belt Energy Gas Dist, AL, Rev
3,235,000	4.00%, 07/01/2052(1)	3,233,153
2,955,000	4.00%, 10/01/2052(1)	2,949,649
4,200,000	5.00%, 10/01/2055(1)	4,367,674
7,385,000	5.25%, 02/01/2053(1)	7,719,707
1,630,000	5.25%, 12/01/2053(1)	1,728,693
13,125,000	5.25%, 05/01/2055(1)	13,910,372
7,000,000	5.50%, 06/01/2049(1)	7,320,842
5,665,000	Energy Southeast A Cooperative Dist, AL, Rev 5.50%, 11/01/2053(1)	6,069,125
3,000,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2042	3,043,052
	Lower Alabama Gas Dist, AL, Rev
3,000,000	5.00%, 09/01/2028	3,100,615
4,000,000	5.00%, 09/01/2031	4,205,111
11,500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 08/01/2054(1)	12,013,963
	Southeast Energy Auth A Cooperative Dist, AL, Rev
1,415,000	5.00%, 01/01/2054(1)	1,476,510
2,165,000	5.50%, 01/01/2053(1)	2,294,968
1,000,000	State of Alabama Docks Department, AL, Rev, (AGM) 5.00%, 10/01/2032	1,014,644
	Troy University, AL, Rev,
1,000,000	(BAM) 5.00%, 11/01/2025	1,008,141
1,250,000	(BAM) 5.00%, 11/01/2026	1,284,690
1,620,000	(BAM) 5.00%, 11/01/2027	1,690,586
1,415,000	Water Works Board of the City of Birmingham, AL, Rev 5.00%, 01/01/2029	1,460,833
		89,869,286
	Alaska - 0.7%
	CIVIC Ventures, AK, Rev
2,000,000	5.00%, 09/01/2025	2,002,513
1,000,000	5.00%, 09/01/2026	1,002,242
	Northern Tobacco Securitization Corp., AK, Rev
1,385,000	4.00%, 06/01/2036	1,345,998
2,255,000	4.00%, 06/01/2038	2,156,809
	State of Alaska International Airports System, AK, Rev
2,245,000	5.00%, 10/01/2032(2)	2,450,750
3,000,000	5.00%, 10/01/2035(2)	3,243,336
		12,201,648
	Arizona - 0.3%
	Maricopa County Industrial Dev Auth, AZ, Rev
1,965,000	4.00%, 10/15/2047(3)	1,639,543
2,295,000	5.00%, 12/01/2038	2,437,320
1,000,000	5.00%, 12/01/2041	1,043,225
		5,120,088
	California - 6.4%
7,960,000	Bay Area Toll Auth, CA, Rev 3.92%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(4)	7,756,262
	California Community Choice Financing Auth, CA, Rev
3,020,000	5.00%, 12/01/2053(1)	3,138,010
12,000,000	5.00%, 02/01/2055(1)	12,621,370
7,050,000	5.00%, 01/01/2056(1)	7,542,267
2,000,000	5.25%, 11/01/2054(1)	2,101,756
16,250,000	5.50%, 05/01/2054(1)	17,076,434
1,250,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2035	1,285,562
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	California - 6.4% - (continued)
$ 1,000,000	California Health Facs Financing Auth, CA, Rev 5.00%, 02/01/2029	$1,031,226
	California Municipal Finance Auth, CA, Rev
3,000,000	5.00%, 12/31/2027	3,074,435
775,000	(BAM) 5.00%, 05/15/2028	812,001
800,000	(BAM) 5.00%, 05/15/2031	864,629
700,000	City of Fontana, CA, Special Tax 4.00%, 09/01/2051	604,885
	City of Los Angeles Department of Airports, CA, Rev
6,570,000	3.00%, 05/15/2039	5,374,752
3,300,000	5.00%, 05/15/2038	3,426,229
7,000,000	5.00%, 05/15/2039	7,342,348
1,000,000	5.25%, 05/15/2039	1,066,629
1,750,000	5.25%, 05/15/2040	1,876,634
	Elk Grove Finance Auth, CA, Special Tax,
315,000	(BAM) 5.00%, 09/01/2031	316,226
910,000	(BAM) 5.00%, 09/01/2032	913,237
2,600,000	Fresno Unified School Dist, CA, GO 0.00%, 08/01/2031(5)	2,057,615
47,955,000	Golden State Tobacco Securitization Corp., CA, Rev 0.00%, 06/01/2066(5)	5,140,325
5,225,000	Long Beach Bond Finance Auth, CA, Rev 4.52%, 11/15/2027, 3 mo. USD Term SOFR + 1.45%(4)	5,268,178
2,755,000	Los Angeles Unified School Dist, CA, GO 5.00%, 07/01/2025	2,762,450
	Orange County Community Facs Dist, CA, Special Tax
980,000	5.00%, 08/15/2034	982,702
1,000,000	5.00%, 08/15/2036	1,011,074
2,500,000	5.00%, 08/15/2041	2,514,367
2,000,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2048	2,014,218
1,895,000	San Diego County Regional Airport Auth, CA, Rev 5.25%, 07/01/2036	2,056,698
25,000	San Diego Redev Agency Successor Agency, CA, Rev 5.25%, 09/01/2026	25,035
8,825,000	San Francisco City & County Airport, Comm-San Francisco International Airport, CA, Rev 5.00%, 05/01/2034	9,404,970
1,095,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	1,125,937
2,065,000	Santa Margarita Water Dist, CA, Special Tax 5.00%, 09/01/2028	2,067,456
	State of California, CA, GO
1,020,000	5.00%, 03/01/2035	1,162,113
2,070,000	5.00%, 03/01/2036	2,327,754
1,500,000	Stockton Redev Agency Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 09/01/2029	1,532,122
		119,677,906
	Colorado - 2.5%
1,655,000	Arapahoe County School Dist No. 6 Littleton, CO, GO, (ST AID WITHHLDG) 5.50%, 12/01/2034	1,765,523
	Baseline Metropolitan Dist No. 1, CO, GO,
475,000	(AGC) 5.00%, 12/01/2027	492,621
575,000	(AGC) 5.00%, 12/01/2028	603,529
625,000	(AGC) 5.00%, 12/01/2029	662,986
	City & County of Denver Airport System, CO, Rev
7,985,000	5.00%, 12/01/2032	8,204,264
1,000,000	5.00%, 12/01/2034	1,065,177
750,000	5.00%, 11/15/2042	786,177
2,475,000	5.75%, 11/15/2039	2,719,078
	City of Colorado Springs Utilities System, CO, Rev
640,000	5.00%, 11/15/2044	675,221
The accompanying notes are an integral part of these financial statements.

50

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Colorado - 2.5% - (continued)
$ 1,600,000	5.00%, 11/15/2049	$1,665,521
	Colorado Health Facs Auth, CO, Rev
1,320,000	4.00%, 12/01/2040	1,220,148
1,120,000	5.00%, 12/01/2031	1,201,782
1,175,000	5.00%, 12/01/2032	1,266,606
945,000	5.00%, 12/01/2033	1,020,927
3,760,000	5.00%, 05/15/2037	4,023,265
500,000	5.00%, 11/15/2059(1)	543,631
1,000,000	5.25%, 11/01/2039	1,058,680
1,500,000	Denver City & County School Dist No. 1, CO, GO, (ST AID WITHHLDG) 5.00%, 12/01/2027	1,577,611
1,470,000	Denver Convention Center Hotel Auth, CO, Rev 5.00%, 12/01/2031	1,471,615
2,000,000	E-470 Public Highway Auth, CO, Rev 3.67%, 09/01/2039, 1 mo. USD SOFR + 0.75%(4)	1,978,989
	Park Creek Metropolitan Dist, CO, Rev
2,000,000	5.00%, 12/01/2029	2,015,345
1,195,000	5.00%, 12/01/2033	1,235,181
1,035,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2031	1,093,466
	University of Colorado Hospital Auth, CO, Rev
210,000	5.00%, 11/15/2026	216,259
300,000	5.00%, 11/15/2027	313,237
200,000	5.00%, 11/15/2028	211,778
1,785,000	5.00%, 11/15/2029	1,914,099
2,500,000	5.00%, 11/15/2031	2,737,718
1,590,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	1,575,601
	Vauxmont Metropolitan Dist, CO, GO,
125,000	(AGM) 5.00%, 12/15/2025	126,327
50,000	(AGM) 5.00%, 12/15/2026	51,316
225,000	(AGM) 5.00%, 12/15/2030	231,899
160,000	(AGM) 5.00%, 12/15/2032	164,861
		45,890,438
	Connecticut - 0.9%
1,980,000	City of Bridgeport, CT, GO, (AGM) 5.00%, 08/15/2025	1,988,970
950,000	City of Hartford, CT, GO, (AGM) 5.00%, 07/01/2027	952,304
1,690,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	1,689,872
	Connecticut State Health & Educational Facs Auth, CT, Rev
4,285,000	2.80%, 07/01/2048(1)	4,264,837
2,665,000	2.95%, 07/01/2049(1)	2,648,390
5,000,000	Stamford Housing Auth, CT, Rev 4.25%, 10/01/2030	4,966,009
750,000	State of Connecticut, CT, GO 5.00%, 05/15/2025	750,437
		17,260,819
	District of Columbia - 0.5%
20,975,000	Dist of Columbia Tobacco Settlement Financing Corp., DC, Rev 0.00%, 06/15/2046(5)	5,222,786
	Dist of Columbia, DC, Rev
735,000	5.00%, 07/01/2032	740,572
270,000	5.00%, 07/01/2037	269,362
3,000,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2033	3,136,168
		9,368,888
	Florida - 3.3%
	Capital Projects Finance Auth, FL, Rev
1,315,000	5.00%, 10/01/2027	1,347,664
1,000,000	5.00%, 10/01/2028	1,032,618
750,000	Capital Trust Auth, FL, Rev 5.38%, 07/01/2065(3)	692,322
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Florida - 3.3% - (continued)
$ 1,430,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	$1,312,416
	City of Jacksonville, FL, Rev
1,000,000	5.00%, 10/01/2036	1,083,256
1,345,000	5.00%, 10/01/2037	1,451,617
1,000,000	5.00%, 10/01/2038	1,075,057
	City of Port St. Lucie, FL, Special Assessment
3,000,000	4.00%, 07/01/2028	3,011,295
3,000,000	4.00%, 07/01/2029	3,006,125
	City of Tampa, FL, Rev
1,000,000	0.00%, 09/01/2036(5)	598,809
1,000,000	0.00%, 09/01/2038(5)	533,513
1,090,000	County of Hillsborough Solid Waste & Resource Recovery, FL, Rev 5.25%, 09/01/2054	1,119,986
2,195,000	County of Miami-Dade Seaport Department, FL, Rev 5.00%, 10/01/2038	2,229,272
	County of Osceola Transportation, FL, Rev
1,330,000	0.00%, 10/01/2031(5)	1,030,525
1,000,000	0.00%, 10/01/2032(5)	741,105
2,065,000	Escambia County Health Facs Auth, FL, Rev 4.00%, 08/15/2045	1,808,268
	Greater Orlando Aviation Auth, FL, Rev
4,000,000	5.00%, 10/01/2032	4,176,247
3,700,000	5.00%, 10/01/2035	3,948,166
705,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	699,880
50,000	Magnolia Creek Community Dev Dist, FL, Special Assessment 5.90%, 05/01/2039(6)	45,432
1,000,000	Manatee County School Dist, FL, Rev, (AGM) 5.00%, 10/01/2030	1,025,073
1,000,000	Miami Beach Redev Agency, FL, Tax Allocation 5.00%, 02/01/2026	1,003,542
200,000	Middleton Community Dev Dist A, FL, Special Assessment 4.55%, 05/01/2044	188,585
1,520,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2025	1,530,264
1,000,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2041	1,054,256
8,075,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	7,226,277
	Polk County Industrial Dev Auth, FL, Rev
1,750,000	5.00%, 01/01/2039	1,722,908
4,850,000	5.00%, 01/01/2055	4,308,455
1,000,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2050	726,370
830,000	Village Community Dev Dist No. 13, FL, Special Assessment 2.55%, 05/01/2031	750,425
7,860,000	Village Community Dev Dist No. 14, FL, Special Assessment 4.75%, 05/01/2032	8,016,845
	Village Community Dev Dist No. 15, FL, Special Assessment
750,000	4.00%, 05/01/2034(3)	727,398
2,000,000	4.80%, 05/01/2055(3)	1,891,549
995,000	5.25%, 05/01/2054(3)	995,662
		62,111,182
	Georgia - 3.5%
4,220,000	Bartow County Dev Auth, GA, Rev 3.95%, 12/01/2032(1)	4,273,391
	City of Atlanta Department of Aviation, GA, Rev
6,800,000	5.00%, 07/01/2028	7,098,585
1,000,000	5.00%, 07/01/2033	1,116,270
	Dev Auth of Monroe County, GA, Rev
3,645,000	1.00%, 07/01/2049(1)	3,464,911
1,455,000	3.88%, 10/01/2048(1)	1,457,666
The accompanying notes are an integral part of these financial statements.

51

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Georgia - 3.5% - (continued)
$ 990,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	$1,020,440
	Main Street Natural Gas, Inc., GA, Rev
5,915,000	4.00%, 05/01/2052(1)	5,889,961
4,165,000	5.00%, 05/15/2032	4,266,722
7,455,000	5.00%, 07/01/2053(1)	7,770,142
2,210,000	5.00%, 09/01/2053(1)	2,310,612
6,135,000	5.00%, 12/01/2053(1)	6,433,075
635,000	5.00%, 04/01/2054(1)	666,881
6,870,000	5.00%, 05/01/2054(1)	7,224,270
2,500,000	5.00%, 12/01/2054(1)	2,586,729
3,335,000	5.00%, 06/01/2055(1)	3,520,479
1,000,000	5.50%, 09/15/2025	1,005,366
	Municipal Electric Auth of Georgia, GA, Rev
1,100,000	4.00%, 01/01/2051	952,427
1,825,000	(BAM) 5.00%, 01/01/2028	1,858,521
3,130,000	5.00%, 07/01/2052	3,169,756
		66,086,204
	Hawaii - 0.2%
	State of Hawaii Airports System, HI, Rev
1,260,000	5.00%, 07/01/2031	1,326,411
1,000,000	5.00%, 07/01/2040	1,041,009
1,700,000	5.00%, 07/01/2041	1,764,159
		4,131,579
	Idaho - 0.3%
5,710,000	Idaho Housing & Finance Association, ID, Rev, (FHLMC), (FNMA), (GNMA) 5.75%, 01/01/2053	6,113,759
	Illinois - 11.6%
765,000	Champaign County Community Unit School Dist No. 4 Champaign, IL, GO 0.00%, 01/01/2027(5)	716,072
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
1,000,000	5.00%, 04/01/2046	1,000,202
1,000,000	5.25%, 04/01/2035	1,072,577
2,120,000	5.25%, 04/01/2036	2,261,624
715,000	6.00%, 04/01/2046	728,521
	Chicago Board of Education, IL, GO
2,500,000	0.00%, 12/01/2025(5)	2,438,596
1,000,000	4.00%, 12/01/2047	813,133
8,250,000	5.00%, 12/01/2031	8,438,516
2,440,000	5.00%, 12/01/2032	2,487,519
3,000,000	5.00%, 12/01/2033	3,070,723
3,500,000	5.00%, 12/01/2034	3,456,386
3,760,000	5.00%, 12/01/2046	3,490,319
3,625,000	5.25%, 12/01/2036	3,724,519
1,250,000	5.50%, 12/01/2037	1,302,078
3,125,000	5.50%, 12/01/2038	3,248,169
3,000,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2035	3,292,838
	Chicago O'Hare International Airport, IL, Rev
4,350,000	4.50%, 01/01/2048	4,098,687
2,635,000	(BAM) 5.00%, 01/01/2035	2,879,256
2,000,000	(BAM) 5.00%, 01/01/2036	2,173,972
415,000	Chicago Transit Auth Capital Grant Receipts, IL, Rev 5.00%, 06/01/2025	415,327
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
1,000,000	4.00%, 12/01/2050	865,974
1,250,000	4.00%, 12/01/2055	1,043,391
8,250,000	5.00%, 12/01/2046	8,110,824
2,000,000	5.00%, 12/01/2049	2,032,098
1,000,000	5.00%, 12/01/2052	1,007,252
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Illinois - 11.6% - (continued)
$ 1,000,000	5.00%, 12/01/2055	$956,400
	City of Chicago Wastewater Transmission, IL, Rev,
1,000,000	(BAM) 5.00%, 01/01/2038	1,070,457
1,000,000	(BAM) 5.00%, 01/01/2039	1,064,401
1,000,000	(BAM) 5.00%, 01/01/2040	1,057,401
	City of Chicago Waterworks, IL, Rev
1,000,000	5.00%, 11/01/2027	1,019,390
1,150,000	(AGM) 5.00%, 11/01/2036	1,222,526
325,000	City of Chicago, IL, GO, (NPFG) 0.00%, 01/01/2026(5)	317,208
	County of Cook, IL, GO
3,100,000	4.00%, 11/15/2025	3,108,641
2,970,000	4.00%, 11/15/2026	3,003,462
1,000,000	5.00%, 11/15/2026	1,026,157
4,300,000	5.00%, 11/15/2027	4,404,596
	Illinois Finance Auth, IL, Rev
700,000	5.00%, 10/01/2028	712,240
1,000,000	5.00%, 11/15/2028	1,001,498
2,135,000	5.00%, 11/15/2034	2,136,254
1,045,000	5.00%, 08/15/2035	1,102,340
	Illinois Housing Dev Auth, IL, Rev,
3,075,000	(FHLMC), (FNMA), (GNMA) 4.00%, 08/01/2048	3,077,930
5,885,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	6,113,216
4,185,000	(FHLMC), (FNMA), (GNMA) 5.50%, 10/01/2053	4,442,649
1,570,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	1,663,729
6,070,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	6,652,823
1,055,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2038	1,147,505
	Kane McHenry Cook & De Kalb Counties Unit School Dist No. 300, IL, GO
1,875,000	5.00%, 01/01/2027	1,876,994
2,000,000	5.00%, 01/01/2029	2,067,993
	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO,
4,000,000	(AGM) 5.00%, 02/01/2026	4,052,354
1,665,000	5.00%, 02/01/2034	1,675,200
	Metropolitan Pier & Exposition Auth, IL, Rev,
2,000,000	(AGM) 0.00%, 06/15/2027(5)	1,848,692
3,895,000	0.00%, 12/15/2042(7)	2,764,648
2,980,000	4.00%, 12/15/2042	2,638,574
	Metropolitan Water Reclamation Dist of Greater Chicago, IL, GO
1,000,000	4.00%, 12/01/2051	881,236
1,635,000	5.00%, 12/01/2025	1,652,442
600,000	Regional Transportation Auth, IL, Rev 5.00%, 06/01/2035	607,383
	Rock Island County School Dist No. 41 Rock Island, IL, GO,
1,000,000	(AGC) 5.00%, 01/01/2036	1,084,692
1,000,000	(AGC) 5.00%, 01/01/2038	1,079,071
	Sales Tax Securitization Corp., IL, Rev
7,900,000	5.00%, 01/01/2026	7,984,743
2,210,000	5.00%, 01/01/2029	2,321,662
4,545,000	5.00%, 01/01/2030	4,824,733
2,775,000	5.00%, 01/01/2033	3,013,259
2,000,000	5.00%, 01/01/2035	2,174,716
3,400,000	5.00%, 01/01/2036	3,637,837
1,520,000	5.00%, 01/01/2037	1,592,849
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
835,000	(AGM) 5.00%, 01/01/2035	906,711
535,000	(AGM) 5.00%, 01/01/2036	578,761
20,000,000	State of Illinois Sales Tax, IL, Rev 5.00%, 06/15/2026	20,328,504
	State of Illinois, IL, GO
6,540,000	5.00%, 11/01/2026	6,683,822
The accompanying notes are an integral part of these financial statements.

52

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Illinois - 11.6% - (continued)
$ 1,250,000	5.00%, 02/01/2027	$1,281,916
5,000,000	5.00%, 10/01/2027	5,167,439
2,715,000	5.00%, 11/01/2028	2,802,356
1,000,000	5.00%, 05/01/2041	1,026,354
11,405,000	5.00%, 12/01/2042	11,650,274
3,460,000	5.00%, 03/01/2046	3,468,188
625,000	5.25%, 05/01/2049	633,758
3,780,000	5.50%, 03/01/2042	3,972,894
		216,749,451
	Indiana - 1.4%
1,867,869	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	1,669,459
12,815,000	City of Whiting, IN, Rev 4.40%, 11/01/2045(1)	12,837,857
740,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	731,254
	Indiana Municipal Power Agency, IN, Rev
870,000	5.00%, 01/01/2033	900,461
180,000	5.00%, 01/01/2034	185,797
1,150,000	(AGC) 5.00%, 01/01/2035	1,289,923
1,630,000	(AGC) 5.00%, 01/01/2036	1,816,748
1,000,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2031	1,010,601
	Northwest Allen School Building Corp., IN, Rev,
2,190,000	(ST INTERCEPT) 5.00%, 07/15/2037	2,383,699
1,730,000	(ST INTERCEPT) 5.00%, 07/15/2038	1,870,203
1,750,000	(ST INTERCEPT) 5.00%, 07/15/2039	1,881,073
		26,577,075
	Iowa - 0.2%
	Iowa Finance Auth, IA, Rev,
650,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2044	662,260
600,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2049	604,762
	Iowa Student Loan Liquidity Corp., IA, Rev
1,160,000	5.00%, 12/01/2027	1,191,099
1,230,000	5.00%, 12/01/2030	1,274,426
680,000	Iowa Tobacco Settlement Auth, IA, Rev 4.00%, 06/01/2049	640,720
		4,373,267
	Kansas - 0.1%
	Wyandotte County-Kansas City, Unified Government Utility System, KS, Rev
1,000,000	5.00%, 09/01/2025	1,000,801
1,390,000	5.00%, 09/01/2028	1,397,367
		2,398,168
	Kentucky - 1.1%
4,750,000	County of Trimble, KY, Rev 1.30%, 09/01/2044(1)	4,372,717
1,380,000	Kentucky Economic Dev Finance Auth, KY, Rev, (AGM) 5.00%, 12/01/2047	1,380,437
	Kentucky Public Energy Auth, KY, Rev
3,750,000	5.25%, 04/01/2054(1)	3,984,306
3,250,000	5.25%, 06/01/2055(1)	3,411,927
	Kentucky State Property & Building Commission, KY, Rev
2,250,000	5.00%, 04/01/2027	2,322,780
1,500,000	5.00%, 04/01/2028	1,575,287
1,000,000	5.00%, 11/01/2037	1,092,647
1,475,000	5.00%, 11/01/2039	1,585,138
1,500,000	5.00%, 11/01/2040	1,605,059
		21,330,298
	Louisiana - 1.4%
2,000,000	City of Shreveport Water & Sewer, LA, Rev, (AGM) 5.00%, 12/01/2027	2,017,412
1,965,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	1,794,879
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Louisiana - 1.4% - (continued)
$ 745,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	$749,353
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
975,000	5.75%, 11/15/2030	970,022
1,155,000	6.00%, 11/15/2030	1,155,818
1,750,000	6.00%, 11/15/2035	1,724,565
	Louisiana Public Facs Auth, LA, Rev,
1,100,000	(AGC) 5.00%, 08/01/2035	1,206,887
2,150,000	(AGC) 5.00%, 08/01/2036	2,342,343
	New Orleans Aviation Board, LA, Rev
275,000	5.00%, 01/01/2032	299,453
300,000	5.00%, 01/01/2033	328,067
	Parish of St. John the Baptist, LA, Rev
3,740,000	2.38%, 06/01/2037(1)	3,676,992
4,340,000	3.30%, 06/01/2037(1)	4,267,488
1,815,000	Regional Transit Auth Sales Tax, LA, Rev, (AGM) 5.00%, 01/01/2026	1,836,272
2,915,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(4)	2,905,144
		25,274,695
	Maine - 0.1%
890,000	Maine State Housing Auth, ME, Rev 4.00%, 11/15/2050	890,893
	Maryland - 0.5%
360,000	County of Howard, MD, Tax Allocation 4.00%, 02/15/2028(3)	357,769
1,775,000	Maryland Health & Higher Educational Facs Auth, MD, Rev 5.00%, 07/01/2049	1,825,944
	Maryland Stadium Auth, MD, Rev
2,710,000	5.00%, 06/01/2040	2,903,023
1,250,000	5.00%, 06/01/2041	1,329,320
2,500,000	State of Maryland, MD, GO 5.00%, 06/01/2039	2,751,725
		9,167,781
	Massachusetts - 1.6%
	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev
1,500,000	5.00%, 07/01/2040	1,630,487
1,270,000	5.00%, 07/01/2041	1,363,286
	Massachusetts Dev Finance Agency, MA, Rev
1,000,000	4.00%, 10/01/2025(3)	998,544
635,000	4.00%, 10/01/2026(3)	633,685
3,760,000	4.22%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(3)(4)	3,759,906
1,720,000	5.00%, 07/01/2028	1,734,642
5,330,000	5.00%, 07/01/2029(2)	5,505,277
3,350,000	5.00%, 07/01/2030	3,386,480
955,000	5.00%, 07/01/2031	969,896
855,000	5.00%, 07/01/2035	856,234
1,500,000	5.00%, 07/15/2040	1,674,775
1,785,000	5.00%, 07/01/2055	1,795,176
	Massachusetts Educational Financing Auth, MA, Rev
1,030,000	5.00%, 07/01/2026	1,046,445
1,050,000	5.00%, 07/01/2027	1,074,206
1,125,000	5.00%, 07/01/2030	1,164,506
1,250,000	5.00%, 07/01/2031	1,309,622
	Massachusetts Housing Finance Agency, MA, Rev,
610,000	(FHLMC), (FNMA), (GNMA) 3.40%, 06/01/2026	607,274
The accompanying notes are an integral part of these financial statements.

53

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Massachusetts - 1.6% - (continued)
$ 255,000	(FHLMC), (FNMA), (GNMA) 3.45%, 12/01/2026	$253,919
200,000	Massachusetts School Building Auth, MA, Rev 5.00%, 11/15/2030	204,534
		29,968,894
	Michigan - 4.4%
5,425,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2048	5,512,445
	Detroit Regional Convention Facility Auth, MI, Rev
1,070,000	5.00%, 10/01/2037	1,128,863
2,600,000	5.00%, 10/01/2039	2,721,943
5,375,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2031	5,458,118
	Michigan Finance Auth, MI, Rev
1,000,000	5.00%, 07/01/2027	1,001,928
1,000,000	5.00%, 07/01/2028	1,001,945
915,000	5.00%, 11/01/2034	946,977
1,000,000	5.00%, 11/01/2035	1,032,311
1,000,000	5.00%, 11/01/2036	1,029,737
1,700,000	5.00%, 02/28/2037	1,813,255
1,000,000	(BAM) 5.00%, 11/01/2038	1,022,908
1,000,000	5.00%, 02/28/2039	1,054,189
	Michigan State Building Auth, MI, Rev
15,110,000	5.00%, 04/15/2032	15,179,776
10,075,000	5.00%, 04/15/2033	10,120,367
5,000,000	5.25%, 04/15/2059	5,274,720
	Michigan State Hospital Finance Auth, MI, Rev
1,505,000	4.00%, 11/15/2031	1,512,092
345,000	4.00%, 11/15/2032	346,530
2,830,000	5.00%, 11/15/2047	2,846,572
	Michigan State Housing Dev Auth, MI, Rev
1,150,000	4.25%, 12/01/2049	1,154,573
4,795,000	5.75%, 06/01/2054	5,093,594
1,555,000	6.25%, 06/01/2055	1,694,953
2,000,000	6.25%, 12/01/2055	2,189,950
	Michigan Strategic Fund, MI, Rev
2,600,000	3.35%, 10/01/2049(1)	2,560,279
2,620,000	3.88%, 06/01/2053(1)	2,601,511
70,000	State of Michigan, MI, Rev 5.00%, 03/15/2027	72,432
	Utica Community Schools, MI, GO,
1,500,000	(Q-SBLF) 5.00%, 05/01/2037	1,644,512
1,230,000	(Q-SBLF) 5.00%, 05/01/2038	1,341,908
1,515,000	(Q-SBLF) 5.00%, 05/01/2039	1,640,559
2,465,000	Wayne County Airport Auth, MI, Rev 5.00%, 12/01/2030	2,467,650
		81,466,597
	Minnesota - 0.3%
1,180,000	Duluth Independent School Dist No. 709, MN, COP, (SD CRED PROG) 4.00%, 02/01/2027	1,184,672
1,873,805	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	1,645,273
	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev
1,000,000	5.00%, 01/01/2035	1,047,545
1,000,000	5.00%, 01/01/2036	1,042,120
1,000,000	5.00%, 01/01/2037	1,036,697
340,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 1.55%, 07/01/2025	338,033
		6,294,340
	Mississippi - 0.4%
	State of Mississippi Gaming Tax, MS, Rev
1,000,000	5.00%, 10/15/2025	1,006,839
2,450,000	5.00%, 10/15/2029	2,463,444
2,600,000	5.00%, 10/15/2037	2,650,838
2,000,000	State of Mississippi, MS, Rev 5.00%, 10/01/2049	2,049,810
		8,170,931
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Missouri - 0.3%
	City of St. Louis Airport, MO, Rev,
$ 1,000,000	(AGM) 5.00%, 07/01/2038	$1,080,195
1,900,000	(AGM) 5.00%, 07/01/2039	2,040,885
1,000,000	(AGM) 5.00%, 07/01/2047	1,007,419
1,255,000	St. Louis County Industrial Dev Auth, MO, Rev 5.00%, 09/01/2026	1,266,598
1,000,000	Stone Canyon Community Improvement Dist, MO, Rev 5.75%, 04/01/2027(6)	210,000
		5,605,097
	Montana - 0.2%
	Montana Board of Housing, MT, Rev
115,000	3.50%, 12/01/2042	114,622
635,000	4.00%, 12/01/2043	634,932
2,500,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2028	2,557,609
		3,307,163
	Nebraska - 1.4%
	Central Plains Energy Project, NE, Rev
1,000,000	4.00%, 12/01/2049(1)	1,000,059
210,000	5.00%, 09/01/2025	210,611
3,325,000	5.00%, 09/01/2028	3,435,464
1,530,000	5.00%, 09/01/2033	1,618,491
3,890,000	5.00%, 09/01/2042	4,039,080
5,115,000	5.00%, 05/01/2054(1)	5,300,677
4,300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	4,258,183
2,000,000	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2049	2,016,995
	Omaha Airport Auth, NE, Rev,
1,300,000	(AGC) 5.00%, 12/15/2034	1,391,021
2,165,000	(AGC) 5.00%, 12/15/2035	2,300,432
		25,571,013
	Nevada - 0.6%
	City of Las Vegas Special Improvement Dist Nos. 808 & 810, NV, Special Assessment
230,000	5.00%, 06/01/2027	230,102
255,000	5.00%, 06/01/2028	255,097
445,000	5.00%, 06/01/2029	445,070
	City of North Las Vegas, NV, Special Assessment
445,000	4.50%, 06/01/2039	413,963
675,000	4.63%, 06/01/2043	610,371
910,000	4.63%, 06/01/2049	796,036
250,000	City of Reno, NV, Rev 5.00%, 06/01/2026	254,266
	Clark County School Dist, NV, GO
830,000	5.00%, 06/15/2026	839,204
1,000,000	5.00%, 06/15/2028	1,037,833
	Las Vegas Convention & Visitors Auth, NV, Rev
1,900,000	5.00%, 07/01/2029	1,931,779
2,995,000	5.00%, 07/01/2037	3,213,918
750,000	5.00%, 07/01/2043	757,174
		10,784,813
	New Jersey - 2.1%
	New Jersey Educational Facs Auth, NJ, Rev,
500,000	(AGM) 5.00%, 07/01/2035	555,882
500,000	(AGM) 5.00%, 07/01/2036	550,336
1,000,000	(AGM) 5.00%, 07/01/2040	1,073,016
1,345,000	(AGM) 5.00%, 07/01/2041	1,433,865
1,500,000	(AGM) 5.00%, 07/01/2042	1,584,724
	New Jersey Higher Education Student Assistance Auth, NJ, Rev
1,420,000	5.00%, 12/01/2025	1,428,931
1,000,000	5.00%, 12/01/2026	1,019,627
	New Jersey Transportation Trust Fund Auth, NJ, Rev,
5,000,000	(AGM) 0.00%, 12/15/2032(5)	3,739,803
The accompanying notes are an integral part of these financial statements.

54

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	New Jersey - 2.1% - (continued)
$ 1,355,000	5.00%, 06/15/2032	$1,477,450
14,000,000	5.00%, 06/15/2033	15,333,749
1,040,000	5.00%, 06/15/2034	1,143,135
6,780,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	7,172,102
2,870,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2029	2,952,163
		39,464,783
	New Mexico - 0.5%
1,295,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2049	1,188,846
2,980,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 09/01/2054	3,253,307
3,740,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	3,917,954
		8,360,107
	New York - 9.3%
	City of New York, NY, GO
4,000,000	5.00%, 08/01/2026	4,098,792
2,500,000	5.00%, 09/01/2030	2,718,148
2,515,000	5.00%, 02/01/2039	2,746,496
1,425,000	5.00%, 02/01/2040	1,539,626
5,000,000	Empire State Dev Corp., NY, Rev 4.00%, 03/15/2038	4,899,272
7,500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	7,418,745
845,000	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev 5.00%, 11/15/2036	853,972
	Metropolitan Transportation Auth, NY, Rev
370,000	0.00%, 11/15/2027(5)	337,861
1,000,000	5.00%, 11/15/2030	1,075,259
1,025,000	5.00%, 11/15/2032	1,100,514
15,000,000	5.00%, 11/15/2041	15,794,992
9,005,000	5.00%, 11/15/2045(1)	9,395,928
1,025,000	5.00%, 11/15/2048	1,030,124
1,000,000	New York City Housing Dev Corp., NY, Rev 4.38%, 12/15/2031	1,009,205
2,750,000	New York City Industrial Dev Agency, NY, Rev, (AGM) 3.00%, 01/01/2039	2,291,542
4,565,000	New York City Municipal Water Finance Auth, NY, Rev 5.50%, 06/15/2039(2)	5,218,354
1,000,000	New York City Transitional Finance Auth Building Aid, NY, Rev, (ST AID WITHHLDG) 5.00%, 07/15/2026	1,014,607
1,000,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 11/01/2036	989,673
	New York City Transitional Finance Auth, NY, Rev
3,340,000	5.00%, 05/01/2033	3,714,626
2,000,000	5.00%, 05/01/2035	2,210,780
4,000,000	5.00%, 05/01/2036	4,395,176
2,800,000	5.00%, 05/01/2037	3,063,625
1,750,000	5.00%, 02/01/2038	1,908,816
2,430,000	5.00%, 11/01/2038	2,663,912
4,000,000	5.00%, 11/01/2039	4,342,320
	New York Liberty Dev Corp., NY, Rev
2,370,000	0.95%, 11/15/2027	2,155,907
2,145,000	1.20%, 11/15/2028	1,901,876
2,035,000	2.75%, 02/15/2044	1,432,053
14,775,000	5.00%, 11/15/2044(3)	14,685,288
2,300,000	5.15%, 11/15/2034(3)	2,300,449
	New York State Dormitory Auth, NY, Rev
27,275,000	3.00%, 03/15/2041	21,904,364
2,500,000	5.00%, 03/15/2033	2,542,082
3,500,000	5.00%, 03/15/2034	3,914,403
1,750,000	5.00%, 03/15/2035	1,964,040
4,000,000	5.00%, 03/15/2036	4,137,399
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	New York - 9.3% - (continued)
$ 1,195,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2037	$1,289,674
1,000,000	(AGM), (ST AID WITHHLDG) 5.00%, 10/01/2039	1,068,388
1,200,000	5.25%, 07/01/2039	1,291,583
1,470,000	5.25%, 07/01/2041	1,552,125
1,000,000	New York State Thruway Auth, NY, Rev 4.00%, 01/01/2037	991,780
	New York Transportation Dev Corp., NY, Rev,
1,230,000	(AGC) 0.00%, 12/31/2054(7)	753,614
265,000	5.00%, 12/01/2025	266,306
4,990,000	(AGM) 5.00%, 06/30/2054	4,961,667
	Port Auth of New York & New Jersey, NY, Rev
1,000,000	5.00%, 10/15/2028	1,004,065
2,635,000	5.00%, 10/15/2035	2,638,261
1,000,000	5.00%, 01/15/2036	1,052,598
1,500,000	5.00%, 12/01/2036	1,577,362
1,125,000	5.00%, 01/15/2037	1,179,481
1,460,000	5.00%, 12/01/2037	1,527,344
1,000,000	5.00%, 01/15/2038	1,042,069
1,000,000	5.00%, 12/01/2038	1,041,579
1,455,000	5.00%, 08/01/2039	1,502,036
1,880,000	5.25%, 08/01/2040	1,971,289
1,325,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2031(5)	1,031,072
2,000,000	TSASC, Inc., NY, Rev 5.00%, 06/01/2026	2,026,805
	Westchester County Local Dev Corp., NY, Rev
750,000	5.00%, 07/01/2038	788,308
510,000	(AGM) 5.75%, 11/01/2049	549,903
		173,877,535
	North Carolina - 0.9%
	North Carolina Housing Finance Agency, NC, Rev,
690,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	571,874
690,000	4.00%, 07/01/2047	689,434
1,320,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	1,419,833
4,895,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	5,413,753
	North Carolina Medical Care Commission, NC, Rev
245,000	4.00%, 01/01/2026	242,738
765,000	4.25%, 09/01/2028	756,362
565,000	5.00%, 01/01/2027	561,987
795,000	5.00%, 01/01/2028	787,423
275,000	5.00%, 01/01/2029	271,745
1,050,000	5.00%, 01/01/2039	965,937
3,670,000	5.00%, 01/01/2044	3,580,581
1,165,000	5.50%, 09/01/2054	1,097,426
		16,359,093
	North Dakota - 0.1%
1,015,000	North Dakota Housing Finance Agency, ND, Rev 5.50%, 07/01/2031	1,113,376
	Ohio - 1.6%
	American Municipal Power, Inc., OH, Rev
1,000,000	4.00%, 02/15/2038	981,953
300,000	5.00%, 02/15/2026	304,358
8,085,000	Buckeye Tobacco Settlement Financing Auth, OH, Rev 5.00%, 06/01/2055	7,054,739
	County of Allen Hospital Facs, OH, Rev
380,000	5.00%, 12/01/2030	406,971
2,620,000	5.00%, 11/01/2040(2)	2,730,721
1,520,000	5.00%, 11/01/2041(2)	1,572,653
430,000	County of Hamilton Sales Tax, OH, Rev 5.00%, 12/01/2027	451,142
6,565,000	Jefferson County Port Auth, OH, Rev 5.00%, 12/01/2053(1)(3)	6,601,270
The accompanying notes are an integral part of these financial statements.

55

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Ohio - 1.6% - (continued)
$ 5,605,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	$5,630,287
	Ohio Housing Finance Agency, OH, Rev,
425,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2030	476,384
315,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2030	355,623
215,000	(FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2031	247,062
	Port of Greater Cincinnati Dev Auth, OH, Rev,
400,000	(AGM) 5.25%, 12/01/2048	416,414
510,000	(AGM) 5.25%, 12/01/2053	524,866
500,000	(AGM) 5.25%, 12/01/2058	516,056
400,000	(AGM) 5.25%, 12/01/2063	411,362
1,910,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	1,862,875
		30,544,736
	Oklahoma - 0.5%
	Canadian County Educational Facs Auth, OK, Rev
2,680,000	5.00%, 09/01/2032	2,920,336
1,030,000	5.00%, 09/01/2033	1,127,424
	Grand River Dam Auth, OK, Rev
1,040,000	5.00%, 06/01/2041	1,099,693
1,390,000	5.00%, 06/01/2042	1,464,046
	Oklahoma Turnpike Auth, OK, Rev
1,000,000	5.00%, 01/01/2040(2)	1,069,163
1,000,000	5.00%, 01/01/2041(2)	1,057,239
1,000,000	5.00%, 01/01/2042(2)	1,049,337
		9,787,238
	Oregon - 1.6%
1,665,000	Benton & Linn Counties Consolidated School Dist No. 509J & 509A Corvallis, OR, GO, (SCH BD GTY) 5.00%, 06/15/2038(1)(7)	1,705,060
	Clackamas & Washington Counties School Dist No. 3, OR, GO,
2,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	1,554,569
405,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	238,421
500,000	(SCH BD GTY) 0.00%, 06/15/2039(5)	262,037
10,420,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(5)	2,576,549
625,000	Jackson County School Dist No. 4, OR, GO, (SCH BD GTY) 0.00%, 06/15/2034(5)	426,356
1,105,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(5)	648,967
850,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(5)	461,854
	Port of Portland Airport, OR, Rev
3,000,000	4.00%, 07/01/2035	2,931,547
3,650,000	5.00%, 07/01/2035	3,860,624
2,200,000	5.00%, 07/01/2036	2,315,299
2,000,000	5.00%, 07/01/2037	2,089,115
1,790,000	5.00%, 07/01/2038	1,858,169
2,800,000	5.00%, 07/01/2044	2,807,044
	Salem Hospital Facility Auth, OR, Rev
910,000	5.00%, 05/15/2038	907,644
720,000	5.00%, 05/15/2048	664,132
2,080,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	2,083,278
	Umatilla County School Dist No. 8R Hermiston, OR, GO,
1,500,000	(SCH BD GTY) 0.00%, 06/15/2036(5)	928,689
1,600,000	(SCH BD GTY) 0.00%, 06/15/2037(5)	940,795
1,790,000	(SCH BD GTY) 0.00%, 06/15/2038(5)	992,775
		30,252,924
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Pennsylvania - 4.5%
$ 840,000	Adams County General Auth, PA, Rev 3.60%, 06/01/2029	$818,622
	Allegheny County Airport Auth, PA, Rev,
2,000,000	(AGM) 5.00%, 01/01/2035	2,115,311
1,000,000	(AGM) 5.25%, 01/01/2036	1,071,111
	City of Philadelphia Water & Wastewater, PA, Rev,
1,690,000	(AGM) 5.00%, 09/01/2036	1,848,275
2,680,000	(AGM) 5.00%, 09/01/2037	2,911,726
1,135,000	(AGM) 5.00%, 09/01/2038	1,226,500
12,000,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	12,551,434
	Commonwealth Financing Auth, PA, Rev
4,230,000	5.00%, 06/01/2026	4,250,510
125,000	5.00%, 06/01/2028	129,308
1,070,000	5.00%, 06/01/2029	1,105,221
145,000	5.00%, 06/01/2031	149,314
	Doylestown Hospital Auth, PA, Rev
555,000	5.00%, 07/01/2031(3)	579,063
2,015,000	5.38%, 07/01/2039(3)	2,143,615
2,000,000	General Auth of Southcentral Pennsylvania, PA, Rev 5.00%, 06/01/2034	2,199,340
2,410,000	Harrisburg School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 11/15/2026	2,480,401
2,000,000	Hempfield Area School Dist, PA, GO, (AGM), (ST AID WITHHLDG) 5.00%, 03/15/2048	2,056,719
	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev,
1,000,000	(AGM) 4.00%, 07/01/2039	952,769
2,290,000	(AGM) 5.00%, 07/01/2036	2,406,036
2,415,000	(AGM) 5.00%, 07/01/2037	2,524,923
515,000	Lancaster County Hospital Auth, PA, Rev 5.00%, 07/01/2025	514,306
	Lancaster Industrial Dev Auth, PA, Rev
1,250,000	4.00%, 07/01/2051	987,625
1,750,000	4.00%, 07/01/2056	1,344,542
	Lancaster School Dist, PA, GO,
2,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2042	2,612,441
1,500,000	(BAM), (ST AID WITHHLDG) 5.00%, 06/01/2043	1,563,519
	Montgomery County Industrial Dev Auth, PA, Rev
1,760,000	5.00%, 12/01/2044	1,721,600
2,455,000	5.00%, 12/01/2046	2,281,536
	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev,
1,035,000	(AGM) 5.00%, 01/01/2038	1,077,823
1,205,000	(AGM) 5.00%, 01/01/2039	1,244,238
1,210,000	(AGM) 5.00%, 01/01/2040	1,244,923
	Pennsylvania Higher Education Assistance Agency, PA, Rev
485,000	5.00%, 06/01/2029	503,954
500,000	5.00%, 06/01/2033	522,455
	Pennsylvania Higher Educational Facs Auth, PA, Rev,
2,500,000	(AGC) 4.25%, 11/01/2051	2,302,909
1,500,000	5.00%, 05/01/2025	1,500,000
920,000	5.00%, 05/01/2032	936,440
2,580,000	Pennsylvania Housing Finance Agency, PA, Rev 5.50%, 10/01/2053	2,710,431
	Pennsylvania Turnpike Commission, PA, Rev
500,000	5.00%, 12/01/2027	507,935
3,755,000	5.00%, 12/01/2042	3,794,797
1,885,000	5.25%, 12/01/2052	1,972,434
	School Dist of Philadelphia, PA, GO,
2,415,000	(ST AID WITHHLDG) 5.00%, 09/01/2025	2,426,819
1,000,000	(ST AID WITHHLDG) 5.00%, 09/01/2027	1,036,424
The accompanying notes are an integral part of these financial statements.

56

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Pennsylvania - 4.5% - (continued)
$ 1,245,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	$1,358,547
2,255,000	(ST AID WITHHLDG) 5.25%, 09/01/2037	2,442,987
	School Dist of the City of Erie, PA, GO,
2,440,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2028	2,547,769
105,000	(AGM), (ST AID WITHHLDG) 5.00%, 04/01/2029	111,003
1,500,000	Wilkes-Barre Area School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 04/15/2059	1,504,241
		84,291,896
	Puerto Rico - 2.1%
19,135,754	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	19,510,897
	Puerto Rico Sales Tax Financing Corp., PR, Rev
6,331,000	0.00%, 07/01/2029(5)	5,331,056
10,000,000	4.33%, 07/01/2040	9,389,567
4,750,000	5.00%, 07/01/2058	4,535,211
		38,766,731
	Rhode Island - 1.6%
	Providence Public Building Auth, RI, Rev,
1,100,000	(AGC) 5.25%, 09/15/2040	1,186,132
1,500,000	(AGC) 5.25%, 09/15/2041	1,603,892
2,000,000	(AGC) 5.25%, 09/15/2042	2,123,662
	Rhode Island Health & Educational Building Corp., RI, Rev,
2,700,000	(AGM) 5.00%, 05/15/2027	2,703,486
2,000,000	5.00%, 05/15/2036	2,147,320
1,200,000	5.00%, 05/15/2038	1,269,135
2,335,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2038	2,517,974
4,165,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2039	4,460,930
1,800,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2040	1,911,057
2,490,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2041	2,618,829
1,210,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2042	1,264,901
1,400,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2040	1,513,601
1,650,000	(BAM), (ST AID WITHHLDG) 5.25%, 05/15/2041	1,768,542
	Rhode Island Student Loan Auth, RI, Rev
225,000	5.00%, 12/01/2027	230,420
1,000,000	5.00%, 12/01/2028	1,029,124
1,250,000	5.00%, 12/01/2030	1,303,347
		29,652,352
	South Carolina - 1.9%
3,645,000	County of Lancaster, SC, Special Assessment 0.00%, 11/01/2039(5)	1,052,930
3,615,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 02/01/2054(1)	3,836,305
	South Carolina Jobs-Economic Dev Auth, SC, Rev
4,355,000	5.00%, 05/01/2029	4,512,152
2,000,000	5.00%, 11/01/2038	2,142,249
1,375,000	5.00%, 05/01/2048	1,359,159
	South Carolina Ports Auth, SC, Rev
1,420,000	4.00%, 07/01/2034	1,400,351
1,240,000	5.00%, 07/01/2029	1,296,561
1,100,000	5.00%, 07/01/2030	1,146,797
3,190,000	5.00%, 07/01/2031	3,321,869
1,900,000	5.00%, 07/01/2032	1,953,922
1,000,000	5.00%, 07/01/2033	1,024,639
	South Carolina Public Service Auth, SC, Rev
3,500,000	4.00%, 12/01/2036	3,417,152
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	South Carolina - 1.9% - (continued)
$ 1,000,000	5.00%, 12/01/2026	$1,028,123
	South Carolina State Housing Finance & Dev Auth, SC, Rev
4,750,000	5.75%, 01/01/2054	5,083,416
3,295,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	3,700,593
		36,276,218
	South Dakota - 1.2%
	South Dakota Housing Dev Auth, SD, Rev
1,000,000	2.50%, 11/01/2042	725,610
3,350,000	3.00%, 11/01/2052	3,268,647
260,000	3.50%, 11/01/2046	259,547
195,000	4.00%, 11/01/2047	194,784
6,095,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	6,442,258
5,880,000	(FHLMC), (FNMA), (GNMA) 6.00%, 11/01/2054	6,265,042
5,000,000	(FHLMC), (FNMA), (GNMA) 6.25%, 11/01/2055	5,527,303
		22,683,191
	Tennessee - 0.4%
	Knox County Health Educational & Housing Facility Board, TN, Rev,
1,000,000	(BAM) 5.50%, 07/01/2054	1,048,354
1,000,000	(BAM) 5.50%, 07/01/2059	1,042,154
	Metropolitan Nashville Airport Auth, TN, Rev
1,000,000	5.50%, 07/01/2038	1,080,439
1,000,000	5.50%, 07/01/2039	1,075,573
570,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	578,431
	Tennessee Housing Dev Agency, TN, Rev
385,000	3.50%, 07/01/2045	383,358
215,000	3.50%, 01/01/2047	214,021
1,265,000	4.00%, 01/01/2049	1,265,209
		6,687,539
	Texas - 11.4%
	Allen Independent School Dist, TX, GO,
1,815,000	(PSF-GTD) 5.00%, 02/15/2035	2,027,459
1,935,000	(PSF-GTD) 5.00%, 02/15/2036	2,146,760
	Arlington Higher Education Finance Corp., TX, Rev,
1,080,000	(PSF-GTD) 5.00%, 02/15/2035	1,164,197
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,055,815
2,505,000	(PSF-GTD) 5.00%, 08/15/2038	2,649,215
9,500,000	Arlington Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2027	9,832,057
2,000,000	Board of Regents of the University of Texas System, TX, Rev 4.00%, 08/15/2049	1,864,051
1,050,000	Boerne Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2054(1)	1,065,867
3,000,000	Canton Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	2,662,217
	Central Texas Regional Mobility Auth, TX, Rev
720,000	4.00%, 01/01/2037	706,920
1,000,000	5.00%, 01/01/2033	1,070,529
1,000,000	5.00%, 01/01/2036	1,055,082
1,000,000	5.00%, 01/01/2046	1,012,819
	Central Texas Turnpike System, TX, Rev
4,425,000	5.00%, 08/15/2037	4,780,157
4,640,000	5.00%, 08/15/2038	4,990,058
	City of Dallas Hotel Occupancy Tax, TX, Rev
2,015,000	4.00%, 08/15/2031	2,014,989
1,075,000	4.00%, 08/15/2033	1,062,904
1,250,000	4.00%, 08/15/2034	1,227,107
	City of Garland Electric Utility System, TX, Rev,
500,000	(AGC) 5.00%, 03/01/2033	551,837
The accompanying notes are an integral part of these financial statements.

57

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Texas - 11.4% - (continued)
$ 500,000	(AGC) 5.00%, 03/01/2034	$554,227
	City of Houston Hotel Occupancy Tax & Special, TX, Rev,
1,060,000	(AGM), (AMBAC) 0.00%, 09/01/2025(5)	1,046,606
1,285,000	(AGM), (AMBAC) 0.00%, 09/01/2030(5)	1,042,799
330,000	(AMBAC) 0.00%, 09/01/2033(5)	230,010
	City of San Antonio Electric & Gas Systems, TX, Rev
3,685,000	1.75%, 02/01/2049(1)	3,635,560
1,355,000	5.00%, 02/01/2038	1,433,945
1,170,000	5.00%, 02/01/2039	1,260,477
	Clear Creek Independent School Dist, TX, GO,
3,530,000	(PSF-GTD) 3.60%, 02/15/2035(1)	3,529,286
2,000,000	(PSF-GTD) 5.00%, 02/15/2032	2,217,908
	Clifton Higher Education Finance Corp., TX, Rev,
1,000,000	(PSF-GTD) 4.00%, 08/15/2029	1,007,743
1,050,000	(PSF-GTD) 4.00%, 08/15/2030	1,055,268
500,000	(PSF-GTD) 4.00%, 08/15/2031	502,371
1,000,000	(PSF-GTD) 5.00%, 08/15/2037	1,077,347
1,000,000	(PSF-GTD) 5.00%, 08/15/2038	1,073,695
1,500,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2033	1,669,825
	Cypress-Fairbanks Independent School Dist, TX, GO,
2,150,000	(PSF-GTD) 5.00%, 02/15/2036	2,363,553
1,120,000	(PSF-GTD) 5.00%, 02/15/2037	1,223,921
1,000,000	Dallas Area Rapid Transit, TX, Rev 5.00%, 12/01/2030	1,010,790
10,000,000	Dallas Fort Worth International Airport, TX, Rev 5.00%, 11/01/2031	10,671,805
1,875,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2033	2,090,480
	East Montgomery County Improvement Dist Sales Tax, TX, Rev,
1,000,000	(AGC) 5.00%, 08/15/2040	1,056,740
1,000,000	(AGC) 5.00%, 08/15/2041	1,048,954
8,790,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2026	8,921,673
9,000,000	Grand Parkway Transportation Corp., TX, Rev 5.00%, 10/01/2052(1)	9,345,405
1,500,000	Grapevine-Colleyville Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	1,507,875
2,160,000	Harris County Industrial Dev Corp., TX, Rev 4.05%, 11/01/2050(1)	2,132,100
	Harris County-Houston Sports Auth, TX, Rev,
3,350,000	(AGC) 5.00%, 11/15/2028	3,518,952
3,485,000	(AGC) 5.00%, 11/15/2029	3,696,594
1,755,000	(AGC) 5.00%, 11/15/2030	1,878,987
	Hidalgo County Regional Mobility Auth, TX, Rev
500,000	5.00%, 12/01/2034	521,987
1,000,000	5.00%, 12/01/2035	1,039,854
1,000,000	5.00%, 12/01/2036	1,033,894
	Joshua Independent School Dist, TX, GO,
1,600,000	(PSF-GTD) 5.00%, 08/15/2036	1,752,537
500,000	(PSF-GTD) 5.00%, 08/15/2037	543,472
	Katy Independent School Dist, TX, GO,
1,725,000	(PSF-GTD) 5.00%, 02/15/2043	1,818,281
1,315,000	(PSF-GTD) 5.00%, 02/15/2044	1,379,924
1,500,000	Kerrville Health Facs Dev Corp., TX, Rev 5.00%, 08/15/2035	1,500,019
4,165,000	Lower Colorado River Auth, TX, Rev, (AGC) 5.00%, 05/15/2044	4,352,296
	Melissa Independent School Dist, TX, GO,
1,490,000	(PSF-GTD) 5.00%, 02/01/2039	1,617,228
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Texas - 11.4% - (continued)
$ 500,000	(PSF-GTD) 5.00%, 02/01/2041	$533,814
	New Hope Cultural Education Facs Finance Corp., TX, Rev
1,125,000	4.25%, 10/01/2030	1,112,016
3,375,000	5.00%, 11/01/2031	3,144,436
1,000,000	5.00%, 11/01/2046	785,568
	North Texas Tollway Auth, TX, Rev
10,000,000	4.13%, 01/01/2040	9,758,779
1,200,000	5.00%, 01/01/2035	1,207,146
2,500,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 3.45%, 08/01/2054(1)	2,489,403
	Pasadena Independent School Dist, TX, GO,
1,000,000	(PSF-GTD) 5.00%, 02/15/2037	1,090,007
1,000,000	(PSF-GTD) 5.00%, 02/15/2038	1,083,660
	Richardson Independent School Dist, TX, GO,
450,000	(PSF-GTD) 5.00%, 02/15/2037	491,435
700,000	(PSF-GTD) 5.00%, 02/15/2038	759,714
1,200,000	(PSF-GTD) 5.00%, 02/15/2039	1,295,863
	Sherman Independent School Dist, TX, GO,
4,000,000	(PSF-GTD) 5.00%, 02/15/2041	4,239,778
3,510,000	(PSF-GTD) 5.00%, 02/15/2042	3,697,700
4,490,000	(PSF-GTD) 5.00%, 02/15/2043	4,705,415
1,075,000	Southwest Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2034	1,176,017
1,000,000	Spring Branch Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2026	1,001,352
	State of Texas, TX, GO
18,010,000	2.90%, 12/01/2050(1)	18,010,000
1,500,000	4.00%, 08/01/2029	1,501,996
1,085,000	4.00%, 08/01/2030	1,085,989
	Texas Department of Housing & Community Affairs, TX, Rev,
1,500,000	(GNMA) 2.25%, 07/01/2041	1,052,172
7,270,000	(GNMA) 3.00%, 03/01/2050	5,175,586
1,080,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 6.25%, 12/15/2026	1,109,874
	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev
3,670,000	5.00%, 12/15/2030	3,818,587
3,230,000	5.00%, 12/15/2032	3,375,884
3,500,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	3,638,371
1,755,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(5)	956,509
3,185,000	Tomball Independent School Dist, TX, GO, (PSF-GTD) 3.88%, 02/15/2036	3,139,951
		211,741,450
	Utah - 0.7%
490,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	495,620
	Mida Mountain Village Public Infrastructure Dist, UT, Tax Allocation
500,000	5.13%, 06/15/2054(3)	453,095
1,375,000	5.50%, 06/15/2039(3)	1,355,122
1,500,000	6.00%, 06/15/2054(3)	1,501,243
	Utah Housing Corp., UT, Rev,
755,000	(FHA) 4.00%, 01/01/2045	753,935
4,750,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2053	5,025,322
2,910,000	(FHLMC), (FNMA), (GNMA) 6.00%, 07/01/2054	3,172,004
		12,756,341
	Vermont - 0.0%
	Vermont Housing Finance Agency, VT, Rev
270,000	4.00%, 11/01/2046	269,269
245,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2048	244,619
		513,888
The accompanying notes are an integral part of these financial statements.

58

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Virginia - 1.9%
	Arlington County Industrial Dev Auth, VA, Rev
$ 880,000	5.00%, 07/01/2030	$944,310
5,295,000	5.00%, 07/01/2053(1)	5,635,519
1,875,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	1,901,450
1,175,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027	1,175,208
	Virginia Beach Dev Auth, VA, Rev
2,845,000	5.38%, 09/01/2029	2,863,290
2,500,000	7.00%, 09/01/2053	2,753,104
2,000,000	Virginia Commonwealth University Health System Auth, VA, Rev 5.25%, 07/01/2049	2,106,984
	Virginia Small Business Financing Auth, VA, Rev
3,000,000	4.00%, 01/01/2035	2,855,233
1,250,000	4.00%, 07/01/2035	1,184,899
1,000,000	4.00%, 01/01/2036	943,683
1,100,000	4.00%, 01/01/2037	1,029,697
1,470,000	5.00%, 01/01/2027	1,497,631
3,490,000	5.00%, 07/01/2034	3,590,908
4,500,000	5.00%, 07/01/2035	4,607,771
2,000,000	5.00%, 12/31/2042	2,018,384
1,000,000	5.00%, 12/31/2047	1,004,213
		36,112,284
	Washington - 1.5%
2,060,000	Chelan County Public Utility Dist No. 1, WA, Rev, (NPFG) 0.00%, 06/01/2028(5)	1,849,036
	Port of Seattle, WA, Rev
3,000,000	5.00%, 05/01/2033	3,036,782
4,400,000	5.25%, 07/01/2039	4,654,512
5,000,000	5.25%, 07/01/2040	5,278,306
4,415,000	Snohomish County School Dist No. 15 Edmonds, WA, GO, (SCH BD GTY) 5.00%, 12/01/2038	4,808,658
	State of Washington, WA, GO
3,000,000	5.00%, 07/01/2030	3,271,134
3,000,000	5.00%, 07/01/2031	3,316,928
1,400,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2049(3)	1,235,783
		27,451,139
	West Virginia - 0.7%
13,000,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)	12,996,677
	Wisconsin - 3.0%
	County of Milwaukee Airport, WI, Rev
1,295,000	5.00%, 12/01/2034	1,372,070
1,360,000	5.00%, 12/01/2037	1,415,230
	Public Finance Auth, WI, Rev
8,335,000	3.70%, 10/01/2046(1)	8,248,712
1,530,000	(AGM) 4.00%, 07/01/2050	1,340,040
2,165,000	4.00%, 10/01/2051	1,754,322
330,000	5.00%, 09/01/2025(3)	329,137
825,000	5.00%, 12/15/2034(3)	838,087
2,940,000	(AGM) 5.00%, 07/01/2035	3,012,484
1,050,000	(AGM) 5.00%, 07/01/2036	1,073,489
2,875,000	5.00%, 10/01/2043(3)	2,726,244
2,340,000	5.00%, 10/01/2044	2,348,965
2,000,000	5.00%, 10/01/2048(3)	1,829,314
1,250,000	5.00%, 12/15/2054(3)	1,143,193
750,000	5.25%, 06/15/2050	759,357
1,000,000	5.25%, 06/15/2055	1,007,186
1,060,000	5.25%, 11/15/2055	1,082,695
1,770,000	5.25%, 11/15/2061	1,786,463
	University of Wisconsin Hospitals & Clinics, WI, Rev
1,060,000	4.00%, 04/01/2036	1,046,752
1,595,000	4.00%, 04/01/2039	1,528,273
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 96.6% - (continued)
	Wisconsin - 3.0% - (continued)
$ 2,000,000	5.00%, 04/01/2049		$2,031,518
2,200,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(5)		1,680,696
	Wisconsin Health & Educational Facs Auth, WI, Rev
3,000,000	5.00%, 11/15/2027		3,002,689
1,700,000	5.00%, 12/01/2028		1,703,498
7,275,000	5.00%, 11/01/2039		7,032,353
1,000,000	5.00%, 11/01/2054		864,926
1,000,000	5.75%, 08/15/2054		1,029,043
	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev,
825,000	(FHLMC), (FNMA), (GNMA) 5.50%, 03/01/2031		901,715
3,115,000	(FHLMC), (FNMA), (GNMA) 6.00%, 03/01/2055		3,346,946
			56,235,397
	Wyoming - 0.1%
	Wyoming Community Dev Auth, WY, Rev
255,000	4.00%, 12/01/2046		254,727
700,000	6.00%, 12/01/2054		752,841
			1,007,568
	Total Municipal Bonds (cost $1,849,491,886)		$1,802,694,736
U.S. GOVERNMENT AGENCIES - 0.1%
	Mortgage-Backed Agencies - 0.1%
	Federal Home Loan Mortgage Corp. - 0.1%
2,783,803	3.15%, 10/15/2036		$2,502,947
	Total U.S. Government Agencies (cost $2,829,467)		$2,502,947
	Total Long-Term Investments (cost $1,852,321,353)		$1,805,197,683
SHORT-TERM INVESTMENTS - 0.6%
	Repurchase Agreements - 0.6%
11,300,760	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $11,302,132; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $11,526,794		$11,300,760
	Total Short-Term Investments (cost $11,300,760)		$11,300,760
	Total Investments (cost $1,863,622,113)	97.3%	$1,816,498,443
	Other Assets and Liabilities	2.7%	49,566,094
	Net Assets	100.0%	$1,866,064,537
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
The accompanying notes are an integral part of these financial statements.

59

The Hartford Municipal Opportunities Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $21,955,511 at April 30, 2025.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$49,417,281, representing 2.6% of net assets.

(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(5)	Security is a zero-coupon bond.
(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$1,802,694,736	$—	$1,802,694,736	$—
U.S. Government Agencies	2,502,947	—	2,502,947	—
Short-Term Investments	11,300,760	—	11,300,760	—
Total	$1,816,498,443	$—	$1,816,498,443	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

60

Hartford Municipal Short Duration Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1%
	Alabama - 6.6%
	Black Belt Energy Gas Dist, AL, Rev
$ 100,000	5.00%, 06/01/2027	$102,616
400,000	5.25%, 12/01/2027	413,190
300,000	5.25%, 12/01/2028	313,173
275,000	5.25%, 05/01/2055(1)	291,455
380,000	County of Jefferson Sewer, AL, Rev 5.00%, 10/01/2028	399,273
500,000	Lower Alabama Gas Dist, AL, Rev 5.00%, 09/01/2028	516,769
500,000	Southeast Alabama Gas Supply Dist, AL, Rev 5.00%, 04/01/2028	517,068
		2,553,544
	California - 4.5%
130,000	Bay Area Toll Auth, CA, Rev 3.92%, 04/01/2056, SIFMA Municipal Swap Index + 0.30%(2)	126,673
	California Community Choice Financing Auth, CA, Rev
400,000	4.00%, 08/01/2025	400,063
100,000	5.00%, 08/01/2031	106,916
95,000	5.00%, 12/01/2053(1)	98,712
200,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2025	200,386
	City of Fontana, CA, Special Tax
100,000	3.00%, 09/01/2025	99,405
125,000	4.00%, 09/01/2026	125,373
120,000	4.00%, 09/01/2027	120,581
100,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2027	103,053
350,000	Southern California Public Power Auth, CA, Rev 5.00%, 09/01/2030	363,980
		1,745,142
	Colorado - 1.0%
100,000	Baseline Metropolitan Dist No. 1, CO, GO, (AGC) 5.00%, 12/01/2026	102,237
200,000	Colorado Health Facs Auth, CO, Rev 5.00%, 11/01/2028	210,531
60,000	Regional Transportation Dist, CO, Rev 5.00%, 07/15/2025	60,108
30,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	29,728
		402,604
	Connecticut - 2.0%
500,000	City of New Haven, CT, GO, (AGC) 5.00%, 08/01/2030	535,978
50,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 05/15/2047	49,996
180,000	Connecticut State Health & Educational Facs Auth, CT, Rev 2.80%, 07/01/2048(1)	179,153
		765,127
	District of Columbia - 1.4%
500,000	Metropolitan Washington Airports Auth, Aviation, DC, Rev 5.00%, 10/01/2029	526,981
	Florida - 2.5%
135,000	County of Osceola Transportation, FL, Rev 5.00%, 10/01/2025	135,524
15,000	Lee County Industrial Dev Auth, FL, Rev 4.13%, 11/15/2029	14,891
360,000	Miami-Dade County Expressway Auth, FL, Rev, (BAM) 5.00%, 07/01/2025	360,956
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Florida - 2.5% - (continued)
$ 75,000	Village Community Dev Dist No. 13, FL, Special Assessment 1.80%, 05/01/2026	$73,403
	Village Community Dev Dist No. 15, FL, Special Assessment
300,000	3.75%, 05/01/2029(3)	295,849
100,000	4.25%, 05/01/2028(3)	100,332
		980,955
	Georgia - 4.0%
	Main Street Natural Gas, Inc., GA, Rev
855,000	4.00%, 03/01/2050(1)	855,183
200,000	5.00%, 03/01/2026	202,028
300,000	5.50%, 09/15/2025	301,610
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 07/01/2025	100,196
100,000	(AGM) 5.00%, 07/01/2029	106,826
		1,565,843
	Idaho - 0.3%
100,000	Idaho Health Facs Auth, ID, Rev 5.00%, 03/01/2027	103,310
	Illinois - 11.2%
75,000	Chicago Board of Education, IL, GO, (NPFG) 5.50%, 12/01/2026	75,875
500,000	Chicago Midway International Airport, IL, Rev, (BAM) 5.00%, 01/01/2029	521,432
300,000	Chicago O'Hare International Airport, IL, Rev 5.00%, 01/01/2028	310,516
300,000	Chicago Park Dist, IL, GO 5.00%, 01/01/2026	303,020
	Illinois Housing Dev Auth, IL, Rev,
320,000	(FHLMC), (FNMA), (GNMA) 5.25%, 10/01/2052	332,409
90,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	95,373
85,000	Illinois State Toll Highway Auth, IL, Rev 5.00%, 01/01/2037	84,723
90,000	Kane County School Dist No. 131 Aurora East Side, IL, GO, (AGM) 5.00%, 12/01/2026	92,419
205,000	Kendall Kane & Will Counties Community Unit School Dist No. 308, IL, GO, (AGM) 5.00%, 02/01/2027	211,099
135,000	Regional Transportation Auth, IL, Rev, (NPFG) 6.50%, 07/01/2026	138,036
120,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2027	123,229
225,000	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO, (AGM) 5.00%, 01/01/2028	234,753
	State of Illinois Sales Tax, IL, Rev
70,000	5.00%, 06/15/2026	71,150
400,000	5.00%, 06/15/2027	404,969
	State of Illinois, IL, GO
300,000	5.00%, 11/01/2025	302,322
250,000	5.00%, 03/01/2026	253,193
740,000	5.00%, 11/01/2028	763,810
		4,318,328
	Indiana - 1.3%
500,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2027	510,518
	Louisiana - 1.6%
300,000	Louisiana Public Facs Auth, LA, Rev, (AGC) 5.00%, 08/01/2029	321,680
200,000	New Orleans Aviation Board, LA, Rev 5.00%, 01/01/2028	208,304
100,000	State of Louisiana Gasoline & Fuels Tax, LA, Rev 3.55%, 05/01/2043, 1 mo. USD SOFR + 0.50%(2)	99,662
		629,646
The accompanying notes are an integral part of these financial statements.

61

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Massachusetts - 1.6%
	Massachusetts Dev Finance Agency, MA, Rev
$ 100,000	4.22%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(2)(3)	$99,997
410,000	5.00%, 07/01/2025	410,518
90,000	5.00%, 01/01/2026	90,769
		601,284
	Michigan - 1.3%
235,000	Delton Kellogg Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2026	239,696
200,000	Detroit Downtown Dev Auth, MI, Tax Allocation 5.00%, 07/01/2030	214,042
50,000	Michigan Strategic Fund, MI, Rev 3.35%, 10/01/2049(1)	49,236
		502,974
	Minnesota - 1.4%
500,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 5.00%, 01/01/2030	525,957
	Mississippi - 0.7%
280,000	State of Mississippi Gaming Tax, MS, Rev 5.00%, 10/15/2026	283,474
	Nebraska - 2.2%
370,000	Central Plains Energy Project, NE, Rev 4.00%, 12/01/2049(1)	370,022
100,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	99,027
60,000	Nebraska Investment Finance Auth, NE, Rev 4.00%, 09/01/2048	60,057
300,000	Nebraska Public Power Dist, NE, Rev 5.00%, 01/01/2026	303,679
		832,785
	Nevada - 0.3%
100,000	Clark County School Dist, NV, GO 5.00%, 06/15/2025	100,169
	New Jersey - 2.6%
	New Jersey Economic Dev Auth, NJ, Rev
55,000	5.00%, 03/01/2028	57,466
100,000	5.00%, 11/01/2028	105,251
415,000	New Jersey Transportation Trust Fund Auth, NJ, Rev 0.00%, 12/15/2026(4)	392,068
270,000	New Jersey Turnpike Auth, NJ, Rev, (AGM) 5.25%, 01/01/2026(5)	274,130
100,000	State of New Jersey, NJ, GO 5.00%, 06/01/2025	100,117
70,000	Tobacco Settlement Financing Corp., NJ, Rev 5.00%, 06/01/2025	70,030
		999,062
	New Mexico - 1.2%
	New Mexico Mortgage Finance Auth, NM, Rev,
235,000	(FHLMC), (FNMA), (GNMA) 3.75%, 01/01/2050	234,426
50,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	49,996
190,000	New Mexico Municipal Energy Acquisition Auth, NM, Rev 5.00%, 06/01/2054(1)	199,040
		483,462
	New York - 4.9%
150,000	Metropolitan Transportation Auth, NY, Rev 5.00%, 11/15/2027	153,645
180,000	New York Liberty Dev Corp., NY, Rev 0.95%, 11/15/2027	163,740
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	New York - 4.9% - (continued)
$ 500,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2030	$540,438
	New York Transportation Dev Corp., NY, Rev
310,000	5.00%, 12/01/2025	312,161
200,000	5.00%, 12/01/2026	203,258
500,000	Triborough Bridge & Tunnel Auth, NY, Rev 5.00%, 11/15/2028	534,839
		1,908,081
	North Carolina - 0.4%
120,000	North Carolina Housing Finance Agency, NC, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	132,717
35,000	North Carolina Medical Care Commission, NC, Rev 4.25%, 10/01/2028	34,839
		167,556
	North Dakota - 0.9%
	North Dakota Housing Finance Agency, ND, Rev
30,000	3.50%, 07/01/2046	29,874
300,000	3.75%, 07/01/2050	299,330
		329,204
	Ohio - 2.5%
300,000	American Municipal Power, Inc., OH, Rev 5.00%, 02/15/2030	322,663
425,000	County of Allen Hospital Facs, OH, Rev 5.00%, 10/01/2051(1)	449,452
145,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	145,654
70,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	68,273
		986,042
	Oregon - 0.2%
60,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	60,001
30,000	State of Oregon Housing & Community Services Department, OR, Rev 3.50%, 07/01/2048	29,877
		89,878
	Pennsylvania - 3.9%
110,000	Doylestown Hospital Auth, PA, Rev 5.00%, 07/01/2031(3)	114,769
375,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2030	404,365
200,000	Pennsylvania Economic Dev Financing Auth Parking System, PA, Rev, (AGM) 5.00%, 01/01/2029	211,014
50,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 5.00%, 05/15/2025	50,023
470,000	Pennsylvania Higher Educational Facs Auth, PA, Rev 5.00%, 05/01/2025	470,000
165,000	Pennsylvania Housing Finance Agency, PA, Rev 3.00%, 10/01/2051	162,374
100,000	School Dist of Philadelphia, PA, GO, (ST AID WITHHLDG) 5.00%, 09/01/2029	105,964
		1,518,509
	Puerto Rico - 1.8%
500,000	Commonwealth of Puerto Rico, PR, GO 5.63%, 07/01/2027	509,802
244,000	Puerto Rico Sales Tax Financing Corp., PR, Rev 0.00%, 07/01/2029(4)	205,462
		715,264
	Rhode Island - 3.7%
400,000	Providence Public Building Auth, RI, Rev, (AGC) 5.00%, 09/15/2031	433,115
	Rhode Island Health & Educational Building Corp., RI, Rev,
300,000	(AGM), (ST AID WITHHLDG) 5.00%, 05/15/2029	319,713
The accompanying notes are an integral part of these financial statements.

62

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Rhode Island - 3.7% - (continued)
$ 300,000	(BAM), (ST AID WITHHLDG) 5.00%, 05/15/2030	$324,206
350,000	Rhode Island Student Loan Auth, RI, Rev 5.00%, 12/01/2027	359,210
		1,436,244
	South Carolina - 0.9%
65,000	South Carolina Public Service Auth, SC, Rev 5.00%, 12/01/2025	65,595
235,000	South Carolina State Housing Finance & Dev Auth, SC, Rev, (FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	263,927
		329,522
	South Dakota - 0.5%
	South Dakota Housing Dev Auth, SD, Rev,
90,000	(FHLMC), (FNMA), (GNMA) 4.00%, 05/01/2039	89,810
80,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	84,558
		174,368
	Tennessee - 2.2%
250,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.00%, 08/01/2025	250,837
100,000	Metropolitan Nashville Airport Auth, TN, Rev 5.00%, 07/01/2026	101,823
	Tennessee Housing Dev Agency, TN, Rev
445,000	1.25%, 01/01/2026	434,662
30,000	3.50%, 07/01/2045	29,872
40,000	3.50%, 01/01/2048	39,835
		857,029
	Texas - 12.2%
870,000	Central Texas Turnpike System, TX, Rev, (AMBAC) 0.00%, 08/15/2026(4)	830,669
250,000	City of Austin Airport System, TX, Rev 5.00%, 11/15/2025	251,953
350,000	City of Dallas Hotel Occupancy Tax, TX, Rev 4.00%, 08/15/2027	350,426
30,000	City of Houston Hotel Occupancy Tax & Special, TX, Rev 4.00%, 09/01/2026	30,376
500,000	City of Houston, TX, GO 5.00%, 03/01/2027	517,717
95,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	93,725
150,000	Clifton Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2030	160,567
400,000	East Montgomery County Improvement Dist Sales Tax, TX, Rev, (AGC) 5.00%, 08/15/2029	426,793
50,000	Fort Bend Independent School Dist, TX, GO, (PSF-GTD) 3.80%, 08/01/2055(1)(6)	50,204
100,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2028	103,156
35,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 4.25%, 10/01/2030	34,596
500,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2027	515,416
300,000	San Antonio Water System, TX, Rev 1.00%, 05/01/2043(1)	287,764
730,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.50%, 07/01/2052	719,087
350,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2027	359,182
		4,731,631
	Utah - 0.3%
130,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	131,491
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 90.1% - (continued)
	Virginia - 0.3%
$ 30,000	James City County Economic Dev Auth, VA, Rev 5.25%, 12/01/2027		$30,005
70,000	Virginia Beach Dev Auth, VA, Rev 5.38%, 09/01/2029		70,450
			100,455
	Washington - 1.3%
500,000	Port of Seattle, WA, Rev 5.00%, 08/01/2028		519,355
	West Virginia - 1.2%
450,000	West Virginia Economic Dev Auth, WV, Rev 3.75%, 12/01/2042(1)		449,885
	Wisconsin - 5.0%
	Public Finance Auth, WI, Rev
500,000	3.30%, 10/01/2046(1)		493,774
150,000	(AGM) 4.00%, 07/01/2025		149,916
225,000	(AGM) 4.00%, 07/01/2026		226,064
70,000	4.00%, 10/01/2027		69,611
235,000	5.00%, 11/15/2030		248,498
500,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2031(4)		381,976
	Wisconsin Health & Educational Facs Auth, WI, Rev
180,000	3.80%, 08/15/2054, SIFMA Municipal Swap Index + 0.18%(2)		178,228
200,000	5.00%, 11/01/2025		200,193
			1,948,260
	Wyoming - 0.2%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054		75,284
	Total Municipal Bonds (cost $35,361,931)		$34,899,223
SHORT-TERM INVESTMENTS - 1.8%
	Repurchase Agreements - 1.8%
700,638	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $700,723; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $714,705		$700,638
	Total Short-Term Investments (cost $700,638)		$700,638
	Total Investments (cost $36,062,569)	91.9%	$35,599,861
	Other Assets and Liabilities	8.1%	3,121,867
	Net Assets	100.0%	$38,721,728
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

The accompanying notes are an integral part of these financial statements.

63

Hartford Municipal Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$610,947, representing 1.6% of net assets.

(4)	Security is a zero-coupon bond.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $50,000 at April 30, 2025.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$34,899,223	$—	$34,899,223	$—
Short-Term Investments	700,638	—	700,638	—
Total	$35,599,861	$—	$35,599,861	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

64

Hartford Schroders Core Fixed Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 0.9%
	Other Asset-Backed Securities - 0.8%
$ 486,000	Cedar Funding VI CLO Ltd. 5.58%, 04/20/2034, 3 mo. USD Term SOFR + 1.31%(1)(2)	$485,315
190,043	Dewolf Park CLO Ltd. 5.44%, 10/15/2030, 3 mo. USD Term SOFR + 1.18%(1)(2)	189,919
		675,234
	Whole Loan Collateral CMO - 0.1%
21,340	Towd Point Mortgage Trust 2.75%, 06/25/2057(1)(3)	20,771
	Total Asset & Commercial Mortgage-Backed Securities (cost $697,502)	$696,005
CORPORATE BONDS - 42.8%
	Agriculture - 0.1%
90,000	Altria Group, Inc. 5.63%, 02/06/2035	$91,056
	Auto Manufacturers - 3.3%
358,000	Ford Motor Credit Co. LLC 6.05%, 11/05/2031	347,063
	General Motors Financial Co., Inc.
361,000	1.50%, 06/10/2026	347,728
169,000	5.60%, 06/18/2031	169,425
102,000	5.63%, 04/04/2032	101,216
112,000	5.75%, 02/08/2031	113,062
159,000	5.95%, 04/04/2034	158,272
542,000	Hyundai Capital America 1.50%, 06/15/2026(1)	523,122
371,000	Mercedes-Benz Finance North America LLC 4.85%, 01/11/2029(1)	371,959
600,000	Stellantis Finance U.S., Inc. 6.45%, 03/18/2035(1)	589,202
		2,721,049
	Auto Parts & Equipment - 0.6%
	Magna International, Inc.
27,000	4.15%, 10/01/2025	26,916
460,000	5.98%, 03/21/2026	460,013
		486,929
	Beverages - 0.9%
620,000	Bacardi Ltd./Bacardi-Martini BV 5.40%, 06/15/2033(1)	602,105
163,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	163,576
		765,681
	Commercial Banks - 14.2%
320,000	AIB Group PLC 6.61%, 09/13/2029, (6.61% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.33% thereafter)(1)(4)	338,360
	Bank of America Corp.
424,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(4)	375,016
367,000	3.25%, 10/21/2027	359,171
284,000	3.85%, 03/08/2037, (3.85% fixed rate until 03/08/2032; 5 yr. USD CMT + 2.00% thereafter)(4)	253,220
227,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(4)	227,894
1,098,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(4)	1,076,955
	Barclays PLC
200,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(4)	202,671
302,000	6.50%, 09/13/2027, (6.50% fixed rate until 09/13/2026; 6 mo. USD SOFR + 1.88% thereafter)(4)	308,801
822,000	Citibank NA 5.80%, 09/29/2028	860,681
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.8% - (continued)
	Commercial Banks - 14.2% - (continued)
	Citigroup, Inc.
$ 333,000	3.20%, 10/21/2026	$327,367
222,000	5.41%, 09/19/2039, (5.41% fixed rate until 09/19/2034; 5 yr. USD CMT + 1.73% thereafter)(4)	211,896
191,000	5.83%, 02/13/2035, (5.83% fixed rate until 02/13/2034; 6 mo. USD SOFR + 2.06% thereafter)(4)	189,876
494,000	6.02%, 01/24/2036, (6.02% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.83% thereafter)(4)	495,360
228,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(1)(4)	235,172
314,000	Intesa Sanpaolo SpA 7.20%, 11/28/2033(1)	348,088
	JP Morgan Chase & Co.
591,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(4)	612,427
343,000	5.77%, 04/22/2035, (5.77% fixed rate until 04/22/2034; 6 mo. USD SOFR + 1.49% thereafter)(4)	355,520
544,000	Lloyds Banking Group PLC 1.63%, 05/11/2027, (1.63% fixed rate until 05/11/2026; 1 yr. USD CMT + 0.85% thereafter)(4)	527,178
390,000	Macquarie Group Ltd. 1.63%, 09/23/2027, (1.63% fixed rate until 09/23/2026; 6 mo. USD SOFR + 0.91% thereafter)(1)(4)	374,347
	Morgan Stanley
206,000	5.12%, 02/01/2029, (5.12% fixed rate until 02/01/2028; 6 mo. USD SOFR + 1.73% thereafter)(4)	209,263
151,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(4)	152,021
390,000	National Securities Clearing Corp. 5.00%, 05/30/2028(1)	398,633
	NatWest Group PLC
301,000	1.64%, 06/14/2027, (1.64% fixed rate until 06/14/2026; 1 yr. USD CMT + 0.90% thereafter)(4)	291,069
386,000	3.07%, 05/22/2028, (3.07% fixed rate until 05/22/2027; 1 yr. USD CMT + 2.55% thereafter)(4)	374,602
282,000	7.47%, 11/10/2026, (7.47% fixed rate until 11/10/2025; 1 yr. USD CMT + 2.85% thereafter)(4)	285,906
234,000	PNC Financial Services Group, Inc. 5.58%, 01/29/2036, (5.58% fixed rate until 01/29/2035; 6 mo. USD SOFR + 1.39% thereafter)(4)	236,853
352,000	Santander U.K. Group Holdings PLC 1.67%, 06/14/2027, (1.67% fixed rate until 06/14/2026; 6 mo. USD SOFR + 0.99% thereafter)(4)	339,735
886,000	Societe Generale SA 6.10%, 04/13/2033, (6.10% fixed rate until 04/13/2032; 1 yr. USD CMT + 1.60% thereafter)(1)(4)	909,921
	Wells Fargo & Co.
364,000	2.39%, 06/02/2028, (2.39% fixed rate until 06/02/2027; 6 mo. USD SOFR + 2.10% thereafter)(4)	348,966
The accompanying notes are an integral part of these financial statements.

65

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.8% - (continued)
	Commercial Banks - 14.2% - (continued)
$ 248,000	5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(4)	$244,784
141,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(4)	145,063
		11,616,816
	Construction Materials - 0.7%
564,000	CRH America Finance, Inc. 5.50%, 01/09/2035	572,564
	Diversified Financial Services - 1.4%
161,000	Aircastle Ltd./Aircastle Ireland DAC 5.75%, 10/01/2031(1)	162,614
	Avolon Holdings Funding Ltd.
498,000	5.38%, 05/30/2030(1)	496,439
401,000	5.75%, 11/15/2029(1)	405,960
100,000	MMH Master LLC 6.38%, 02/01/2034(1)	102,709
		1,167,722
	Electric - 3.6%
603,000	Ameren Missouri Securitization Funding I LLC 4.85%, 10/01/2041	594,699
509,000	Duke Energy Corp. 2.45%, 06/01/2030	457,203
	Enel Finance International NV
506,000	2.13%, 07/12/2028(1)(5)	469,439
205,000	5.50%, 06/26/2034(1)	205,827
200,000	NYSEG Storm Funding LLC 5.16%, 05/01/2035	202,277
514,000	Public Service Enterprise Group, Inc. 1.60%, 08/15/2030	439,211
575,000	Swepco Storm Recovery Funding LLC 4.88%, 09/01/2041	573,981
		2,942,637
	Entertainment - 0.7%
	Warnermedia Holdings, Inc.
224,000	4.05%, 03/15/2029	209,235
192,000	4.28%, 03/15/2032	164,406
260,000	5.05%, 03/15/2042	195,978
		569,619
	Food - 0.7%
605,000	Flowers Foods, Inc. 6.20%, 03/15/2055	602,206
	Hand/Machine Tools - 0.2%
146,000	Regal Rexnord Corp. 6.40%, 04/15/2033	148,775
	Healthcare - Products - 0.5%
	Stryker Corp.
188,000	4.25%, 09/11/2029	186,957
226,000	5.20%, 02/10/2035	227,765
		414,722
	Healthcare - Services - 0.9%
183,000	Adventist Health System 5.76%, 12/01/2034	182,191
434,000	Cigna Group 4.38%, 10/15/2028	433,257
135,000	Orlando Health Obligated Group 5.48%, 10/01/2035	138,423
		753,871
	Insurance - 3.4%
2,000	Aflac, Inc. 6.45%, 08/15/2040	2,151
	Equitable Financial Life Global Funding
258,000	1.40%, 08/27/2027(1)	241,162
400,000	5.00%, 03/27/2030(1)	404,766
1,110,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	1,104,333
207,000	Lincoln Financial Global Funding 5.30%, 01/13/2030(1)	211,876
	Metropolitan Life Global Funding I
387,000	2.40%, 01/11/2032(1)	330,354
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 42.8% - (continued)
	Insurance - 3.4% - (continued)
$ 175,000	5.15%, 03/28/2033(1)	$176,567
340,000	Mutual of Omaha Cos Global Funding 5.00%, 04/01/2030(1)	346,549
		2,817,758
	Iron/Steel - 0.2%
143,000	Vale Overseas Ltd. 6.40%, 06/28/2054	138,115
	Machinery-Diversified - 0.1%
99,000	AGCO Corp. 5.80%, 03/21/2034	98,339
	Media - 0.6%
	Discovery Communications LLC
229,000	3.63%, 05/15/2030	203,083
330,000	3.95%, 03/20/2028	315,631
		518,714
	Oil & Gas - 2.0%
423,000	APA Corp. 6.10%, 02/15/2035(1)	395,734
469,000	Canadian Natural Resources Ltd. 5.85%, 02/01/2035	467,022
131,000	Devon Energy Corp. 5.20%, 09/15/2034	122,827
270,000	Expand Energy Corp. 5.70%, 01/15/2035	266,358
343,000	HF Sinclair Corp. 5.75%, 01/15/2031	340,397
		1,592,338
	Pharmaceuticals - 1.4%
286,000	Cencora, Inc. 5.15%, 02/15/2035	286,498
	CVS Health Corp.
124,000	4.30%, 03/25/2028	123,060
717,000	5.40%, 06/01/2029	735,532
		1,145,090
	Pipelines - 2.5%
	Columbia Pipelines Operating Co. LLC
803,000	5.44%, 02/15/2035(1)	792,322
67,000	5.93%, 08/15/2030(1)	70,068
260,000	Enbridge, Inc. 5.30%, 04/05/2029	266,233
	Energy Transfer LP
511,000	3.75%, 05/15/2030	482,829
442,000	5.60%, 09/01/2034	438,052
		2,049,504
	Real Estate Investment Trusts - 2.2%
400,000	Boston Properties LP 3.40%, 06/21/2029	374,944
55,000	Cousins Properties LP 5.38%, 02/15/2032	54,508
574,000	Crown Castle, Inc. 2.10%, 04/01/2031	487,834
415,000	GLP Capital LP/GLP Financing II, Inc. 5.63%, 09/15/2034	405,721
147,000	Highwoods Realty LP 7.65%, 02/01/2034	160,991
100,000	Kilroy Realty LP 6.25%, 01/15/2036	96,785
	Prologis Targeted U.S. Logistics Fund LP
72,000	5.25%, 04/01/2029(1)	73,983
169,000	5.50%, 04/01/2034(1)	170,561
		1,825,327
	Software - 0.3%
213,000	Paychex, Inc. 5.35%, 04/15/2032	216,361
	Telecommunications - 2.3%
824,000	AT&T, Inc. 1.65%, 02/01/2028	769,098
912,000	T-Mobile USA, Inc. 2.05%, 02/15/2028	857,598
241,000	Verizon Communications, Inc. 4.33%, 09/21/2028	241,804
		1,868,500
	Total Corporate Bonds (cost $34,871,369)	$35,123,693
The accompanying notes are an integral part of these financial statements.

66

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 0.6%
	Mexico - 0.6%
	Mexico Government International Bonds
$ 237,000	6.88%, 05/13/2037	$239,295
238,000	7.38%, 05/13/2055	235,591
	Total Foreign Government Obligations (cost $476,934)	$474,886
MUNICIPAL BONDS - 7.7%
	General - 0.3%
235,000	New York State Dormitory Auth, NY, Rev 5.00%, 03/15/2051	$242,247
	School District - 0.1%
90,000	Northside Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2055(6)	92,744
	Single Family Housing - 5.0%
100,000	Florida Housing Finance Corp., FL, Rev, (FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2055	105,982
	Illinois Housing Dev Auth, IL, Rev, (FHLMC), (FNMA), (GNMA)
485,000	6.00%, 04/01/2054	502,885
1,075,000	(FHLMC), (FNMA), (GNMA) 6.25, 10/01/2054,	1,138,034
	Indiana Housing & Community Dev Auth, IN, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.00%, 07/01/2054	103,153
100,000	6.00%, 07/01/2055	105,682
100,000	6.25%, 01/01/2054	106,172
120,000	6.25%, 07/01/2054	127,070
405,000	Iowa Finance Auth, IA, Rev, (FHLMC), (FNMA), (GNMA) 6.25, 07/01/2054,	429,318
	Nebraska Investment Finance Auth, NE, Rev, (FHLMC), (FNMA), (GNMA)
100,000	6.25%, 09/01/2047	105,894
95,000	6.25%, 09/01/2049	98,594
	Nevada Housing Division, NV, Rev, (FHLMC), (FNMA), (GNMA)
445,000	6.25%, 10/01/2054	468,510
100,000	6.25%, 10/01/2055	105,926
660,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 6.00, 01/01/2054,	691,422
		4,088,642
	Student Loan - 0.3%
	New Hampshire Health & Education Facs Auth Act, NH, Rev
165,000	5.04%, 11/01/2034	162,478
105,000	5.34%, 11/01/2044	94,786
		257,264
	Tobacco - 1.3%
1,185,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	1,031,810
	Utilities - 0.7%
	Texas Natural Gas Securitization Finance Corp., TX, Rev
239,204	5.10%, 04/01/2035	244,182
360,000	5.17%, 04/01/2041	363,270
		607,452
	Total Municipal Bonds (cost $6,242,239)	$6,320,159
U.S. GOVERNMENT AGENCIES - 22.4%
	Mortgage-Backed Agencies - 22.4%
	Federal Home Loan Mortgage Corp. - 10.3%
1,966,611	2.00%, 09/01/2050	$1,573,885
615,418	4.50%, 08/25/2033(3)	615,357
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 22.4% - (continued)
	Mortgage-Backed Agencies - 22.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.3% - (continued)
$ 659,647	4.50%, 09/01/2052	$632,007
864,841	4.50%, 10/01/2052	828,633
828,909	5.00%, 08/01/2052	812,989
821,925	5.00%, 11/01/2052	807,018
231,750	5.55%, 10/25/2054, 30 day USD SOFR Average + 1.20%(2)	231,715
879,938	5.55%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	879,069
795,648	5.60%, 05/25/2055, 30 day USD SOFR Average + 1.25%(2)	793,410
442,863	6.00%, 01/01/2053	451,245
306,074	6.00%, 03/01/2053	310,812
517,376	6.50%, 02/01/2054	532,811
		8,468,951
	Federal National Mortgage Association - 7.8%
1,732,751	2.50%, 02/01/2052	1,445,471
561,545	3.00%, 08/01/2052	487,843
466,585	5.00%, 08/01/2052	458,483
416,240	5.00%, 10/01/2052	408,797
390,173	5.00%, 12/01/2054	382,072
850,442	5.45%, 12/25/2054, 30 day USD SOFR Average + 1.10%(2)	847,279
226,458	5.50%, 01/01/2053	226,673
301,095	5.50%, 10/01/2054	300,566
494,806	5.55%, 02/25/2055, 30 day USD SOFR Average + 1.20%(2)	494,961
421,150	6.00%, 01/01/2053	427,329
614,375	6.00%, 02/01/2053	624,938
274,519	6.00%, 09/01/2054	278,529
		6,382,941
	Government National Mortgage Association - 4.3%
581,475	5.45%, 01/20/2055, 30 day USD SOFR Average + 1.10%(2)	581,186
450,566	5.50%, 12/20/2052	452,071
1,075,867	5.50%, 05/20/2053	1,079,908
811,041	5.50%, 01/20/2055	811,223
587,874	6.00%, 12/20/2052	595,100
		3,519,488
	Total U.S. Government Agencies (cost $18,303,177)	$18,371,380
U.S. GOVERNMENT SECURITIES - 23.7%
	U.S. Treasury Securities - 23.7%
	U.S. Treasury Bonds - 15.3%
548,000	1.38%, 11/15/2040	$351,983
281,400	3.00%, 08/15/2052	205,730
1,440,000	3.63%, 02/15/2053	1,191,825
2,529,000	3.88%, 02/15/2043	2,288,943
851,000	4.00%, 11/15/2052	754,830
360,500	4.13%, 08/15/2053	326,731
521,000	4.25%, 08/15/2054	482,983
1,417,100	4.38%, 08/15/2043	1,366,394
646,900	4.50%, 11/15/2054	626,179
162,000	4.63%, 05/15/2054	159,703
1,350,000	4.63%, 02/15/2055	1,335,867
2,015,000	4.75%, 11/15/2043	2,035,780
1,364,000	4.75%, 02/15/2045	1,373,377
66,000	4.75%, 11/15/2053	66,369
		12,566,694
	U.S. Treasury Notes - 8.4%
1,345,000	0.75%, 05/31/2026	1,300,762
13,000	3.88%, 03/15/2028	13,107
2,492,000	4.00%, 02/28/2030	2,524,318
The accompanying notes are an integral part of these financial statements.

67

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
U.S. GOVERNMENT SECURITIES - 23.7% - (continued)
	U.S. Treasury Securities - 23.7% - (continued)
	U.S. Treasury Notes - 8.4% - (continued)
$ 1,149,000	4.38%, 01/31/2032		$1,179,610
1,789,700	4.63%, 02/15/2035		1,856,814
			6,874,611
	Total U.S. Government Securities (cost $19,928,254)		$19,441,305
	Total Long-Term Investments (cost $80,519,475)		$80,427,428
	Total Investments (cost $80,519,475)	98.1%	$80,427,428
	Other Assets and Liabilities	1.9%	1,568,071
	Net Assets	100.0%	$81,995,499
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$10,607,422, representing 12.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $92,744 at April 30, 2025.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	13	06/30/2025	$2,705,930	$25,670
U.S. Treasury 5-Year Note Future	43	06/30/2025	4,695,398	87,565
U.S. Treasury 10-Year Note Future	82	06/18/2025	9,201,938	123,085
U.S. Treasury Ultra Bond Future	13	06/18/2025	1,573,406	(10,934)
Total				$225,386
Short position contracts:
U.S. Treasury 10-Year Ultra Future	(25)	06/18/2025	$(2,868,359)	$(55,517)
Total futures contracts				$169,869
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

68

Hartford Schroders Core Fixed Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$696,005	$—	$696,005	$—
Corporate Bonds	35,123,693	—	35,123,693	—
Foreign Government Obligations	474,886	—	474,886	—
Municipal Bonds	6,320,159	—	6,320,159	—
U.S. Government Agencies	18,371,380	—	18,371,380	—
U.S. Government Securities	19,441,305	—	19,441,305	—
Futures Contracts(2)	236,320	236,320	—	—
Total	$80,663,748	$236,320	$80,427,428	$—
Liabilities
Futures Contracts(2)	$(66,451)	$(66,451)	$—	$—
Total	$(66,451)	$(66,451)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

69

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4%
	Argentina - 0.2%
$ 51,000	YPF SA 8.25%, 01/17/2034(1)	$49,474
	Brazil - 8.8%
230,661	Acu Petroleo Luxembourg SARL 7.50%, 07/13/2035(2)	231,370
200,000	Aegea Finance SARL 9.00%, 01/20/2031(2)	208,626
200,000	Banco do Brasil SA 8.75%, 10/15/2025, (8.75% fixed rate until 10/15/2025; 10 yr. USD CMT + 4.40% thereafter)(1)(3)(4)	202,249
200,000	Braskem Netherlands Finance BV 8.00%, 10/15/2034(1)	178,450
200,000	Cosan Overseas Ltd. 8.25%, 08/05/2025(1)(4)	200,480
184,129	MC Brazil Downstream Trading SARL 7.25%, 06/30/2031(2)	142,332
143,944	Prumo Participacoes e Investimentos SA 7.50%, 12/31/2031(2)	145,474
	Raizen Fuels Finance SA
200,000	6.45%, 03/05/2034(2)	198,756
200,000	6.95%, 03/05/2054(2)	189,089
220,185	Samarco Mineracao SA 9.50%, 06/30/2031(2)(5)	207,232
76,000	Vale Overseas Ltd. 6.40%, 06/28/2054	73,404
198,236	Yinson Boronia Production BV 8.95%, 07/31/2042(1)	203,192
		2,180,654
	Chile - 2.5%
200,000	Banco de Credito e Inversiones SA 7.50%, 12/12/2034, (7.50% fixed rate until 12/12/2034; 5 yr. USD CMT + 3.77% thereafter)(2)(3)(4)	194,582
200,000	Banco del Estado de Chile 7.95%, 05/02/2029, (7.95% fixed rate until 05/02/2029; 5 yr. USD CMT + 3.23% thereafter)(2)(3)(4)	206,823
200,000	Corp. Nacional del Cobre de Chile 6.33%, 01/13/2035(2)	207,020
		608,425
	China - 0.7%
200,000	Tencent Holdings Ltd. 4.53%, 04/11/2049(2)	167,509
	Colombia - 0.5%
	Ecopetrol SA
79,000	7.38%, 09/18/2043	64,070
54,000	8.38%, 01/19/2036	50,549
		114,619
	Costa Rica - 0.9%
200,000	Liberty Costa Rica Senior Secured Finance 10.88%, 01/15/2031(2)	212,042
	Ghana - 0.8%
200,000	Kosmos Energy Ltd. 7.13%, 04/04/2026(1)	192,877
	Hong Kong - 0.8%
200,000	FWD Group Holdings Ltd. 8.05%, 06/15/2025, (8.05% fixed rate until 06/15/2025; 5 yr. USD CMT + 4.87% thereafter)(1)(3)(4)	195,704
	India - 0.8%
200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(1)	185,364
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Israel - 0.5%
$ 125,550	Energean Israel Finance Ltd. 8.50%, 09/30/2033(1)	$125,726
	Jamaica - 0.8%
200,000	Kingston Airport Revenue Finance Ltd. 6.75%, 12/15/2036(2)	197,700
	Kazakhstan - 0.7%
200,000	KazMunayGas National Co. JSC 6.38%, 10/24/2048(2)	177,592
	Kuwait - 0.8%
200,000	MEGlobal Canada ULC 5.88%, 05/18/2030(2)	207,480
	Macau - 0.8%
200,000	Sands China Ltd. 5.40%, 08/08/2028(6)	196,782
	Mexico - 7.4%
200,000	Banco Mercantil del Norte SA 7.63%, 01/10/2028, (7.63% fixed rate until 01/10/2028; 10 yr. USD CMT + 5.35% thereafter)(2)(3)(4)	197,906
200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(3)	207,679
198,850	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.25%, 01/31/2041(2)	197,259
	Petroleos Mexicanos
133,000	6.63%, 06/15/2035	102,638
964,000	10.00%, 02/07/2033	965,520
200,000	Trust Fibra Uno 6.39%, 01/15/2050(2)	160,006
		1,831,008
	Netherlands - 0.7%
200,000	VEON Holdings BV 3.38%, 11/25/2027(2)	179,366
	Peru - 0.6%
143,000	Banco de Credito del Peru SA 6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(2)(3)	142,671
	Russia - 0.0%
200,000	Vnesheconombank Via VEB Finance PLC 6.80%, 11/22/2025(2)(7)(8)	—
	Saudi Arabia - 0.8%
200,000	Greensaif Pipelines Bidco SARL 6.10%, 08/23/2042(2)	198,240
	South Africa - 0.8%
200,000	Anglo American Capital PLC 5.50%, 05/02/2033(2)	200,218
	South Korea - 2.5%
200,000	Mirae Asset Securities Co. Ltd. 6.00%, 01/26/2029(1)	205,723
200,000	Shinhan Bank Co. Ltd. 5.75%, 04/15/2034(2)	203,796
200,000	SK Hynix, Inc. 6.38%, 01/17/2028(2)	208,386
		617,905
	Thailand - 0.8%
200,000	Bangkok Bank PCL 3.73%, 09/25/2034, (3.73% fixed rate until 09/25/2029; 5 yr. USD CMT + 1.90% thereafter)(2)(3)	184,226
The accompanying notes are an integral part of these financial statements.

70

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 36.4% - (continued)
	Turkey - 2.4%
$ 200,000	Akbank TAS 9.37%, 03/14/2029, (9.37% fixed rate until 03/14/2029; 5 yr. USD CMT + 5.27% thereafter)(2)(3)(4)	$199,661
200,000	Turkiye Garanti Bankasi AS 8.38%, 02/28/2034, (8.38% fixed rate until 02/28/2029; 5 yr. USD CMT + 4.09% thereafter)(2)(3)	198,705
200,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(1)	204,550
		602,916
	Zambia - 0.8%
200,000	First Quantum Minerals Ltd. 8.63%, 06/01/2031(2)	202,711
	Total Corporate Bonds (cost $9,179,243)	$8,971,209
FOREIGN GOVERNMENT OBLIGATIONS - 59.0%
	Argentina - 2.9%
1,085,386	Argentina Republic Government International Bonds 4.13%, 07/09/2035(6)	$723,826
	Brazil - 2.6%
	Brazil Notas do Tesouro Nacional
BRL 276,000	10.00%, 01/01/2027	46,011
2,535,000	10.00%, 01/01/2029	403,247
1,323,000	10.00%, 01/01/2031	199,460
		648,718
	Chile - 1.6%
	Chile Government International Bonds
$ 200,000	5.33%, 01/05/2054	185,826
200,000	5.65%, 01/13/2037	204,482
		390,308
	Colombia - 3.9%
	Colombia Government International Bonds
230,000	8.00%, 11/14/2035	225,529
200,000	8.38%, 11/07/2054	182,925
200,000	8.50%, 04/25/2035	203,144
	Colombia TES
COP 130,700,000	7.00%, 06/30/2032	24,014
441,100,000	7.25%, 10/18/2034	76,428
609,300,000	9.25%, 05/28/2042	109,804
459,000,000	11.50%, 07/25/2046	97,829
212,000,000	13.25%, 02/09/2033	53,522
		973,195
	Czech Republic - 1.0%
	Czech Republic Government Bonds
CZK 1,170,000	1.50%, 04/24/2040	36,459
2,650,000	4.20%, 12/04/2036(1)	120,351
2,060,000	4.50%, 11/11/2032	97,371
		254,181
	Ecuador - 1.9%
$ 772,508	Ecuador Government International Bonds 5.50%, 07/31/2035(1)(6)	463,283
	Egypt - 3.6%
	Egypt Government International Bonds
200,000	7.30%, 09/30/2033(2)	161,526
800,000	9.45%, 02/04/2033(2)	732,096
		893,622
	El Salvador - 0.3%
65,000	El Salvador Government International Bonds 8.25%, 04/10/2032(2)	64,071
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Hungary - 1.5%
	Hungary Government Bonds
HUF 12,490,000	3.00%, 10/27/2038	$23,054
31,370,000	4.75%, 11/24/2032	78,107
7,540,000	6.75%, 10/22/2028	21,406
11,680,000	7.00%, 10/24/2035	33,083
$ 200,000	Hungary Government International Bonds 6.25%, 09/22/2032(1)	206,114
		361,764
	India - 2.5%
	India Government Bonds
INR 8,310,000	6.45%, 10/07/2029	99,641
13,590,000	6.67%, 12/17/2050	159,090
7,930,000	7.18%, 08/14/2033	98,447
7,730,000	7.30%, 06/19/2053	97,282
5,350,000	7.37%, 01/23/2054	67,881
7,560,000	7.54%, 05/23/2036	96,762
		619,103
	Indonesia - 3.2%
	Indonesia Treasury Bonds
IDR 2,822,000,000	7.00%, 09/15/2030	172,336
807,000,000	7.50%, 08/15/2032	50,413
2,120,000,000	7.50%, 05/15/2038	131,961
1,615,000,000	7.50%, 04/15/2040	100,550
1,705,000,000	8.25%, 05/15/2036	112,303
1,502,000,000	8.75%, 05/15/2031	98,983
1,875,000,000	9.00%, 03/15/2029	122,082
		788,628
	Ivory Coast - 2.4%
$ 631,000	Ivory Coast Government International Bonds 8.08%, 04/01/2036(2)	583,262
	Jordan - 0.8%
200,000	Jordan Government International Bonds 7.50%, 01/13/2029(2)	199,243
	Kazakhstan - 0.8%
200,000	Development Bank of Kazakhstan JSC 5.63%, 04/07/2030(2)	198,037
	Lebanon - 0.1%
	Lebanon Government International Bonds
80,000	6.38%, 03/09/2020(1)(7)	13,600
72,000	8.25%, 04/12/2021(1)(7)	12,240
		25,840
	Malaysia - 1.5%
	Malaysia Government Bonds
MYR 697,000	4.07%, 06/15/2050	162,014
665,000	4.46%, 03/31/2053	164,003
192,000	4.70%, 10/15/2042	48,926
		374,943
	Mexico - 6.2%
	Mexico Bonos
MXN 2,300,000	7.50%, 05/26/2033	105,688
710,000	7.75%, 05/29/2031	34,181
4,720,000	7.75%, 11/23/2034	216,261
870,000	7.75%, 11/13/2042	36,232
880,000	8.00%, 11/07/2047	36,854
3,180,000	8.00%, 07/31/2053	131,395
1,780,000	8.50%, 03/01/2029	90,125
3,220,000	8.50%, 05/31/2029	163,035
3,090,000	8.50%, 11/18/2038	142,820
5,840,000	10.00%, 11/20/2036	310,302
The accompanying notes are an integral part of these financial statements.

71

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Mexico - 6.2% - (continued)
	Mexico Government International Bonds
$ 200,000	6.40%, 05/07/2054	$176,893
90,000	6.75%, 09/27/2034	93,201
		1,536,987
	Nigeria - 2.0%
520,000	Nigeria Government International Bonds 10.38%, 12/09/2034(1)	491,026
	Oman - 0.8%
200,000	Oman Government International Bonds 6.50%, 03/08/2047(1)	198,431
	Panama - 0.4%
105,000	Panama Government International Bonds 6.70%, 01/26/2036	101,155
	Paraguay - 0.9%
	Paraguay Government International Bonds
200,000	6.10%, 08/11/2044(2)	187,750
PYG 347,000,000	7.90%, 02/09/2031(2)	42,398
		230,148
	Peru - 3.7%
	Peru Government Bonds
PEN 150,000	5.40%, 08/12/2034	37,685
1,346,000	6.90%, 08/12/2037	362,669
343,000	6.95%, 08/12/2031	101,603
68,000	7.30%, 08/12/2033(1)	19,841
420,000	7.60%, 08/12/2039(1)	119,022
	Peru Government International Bonds
$ 119,000	5.38%, 02/08/2035	117,163
43,000	5.88%, 08/08/2054	40,721
110,000	6.55%, 03/14/2037	116,463
		915,167
	Philippines - 0.8%
200,000	Philippines Government International Bonds 4.75%, 03/05/2035	194,688
	Poland - 3.1%
	Republic of Poland Government Bonds
PLN 461,000	2.75%, 10/25/2029	113,158
450,000	5.00%, 01/25/2030	120,818
666,000	5.00%, 10/25/2034	173,511
337,000	6.00%, 10/25/2033	94,442
	Republic of Poland Government International Bonds
$ 40,000	5.13%, 09/18/2034	39,897
130,000	5.38%, 02/12/2035	131,358
100,000	5.50%, 03/18/2054	92,947
		766,131
	Qatar - 0.8%
200,000	Qatar Government International Bonds 5.10%, 04/23/2048(1)	189,200
	Romania - 1.2%
	Romania Government Bonds
RON 335,000	6.70%, 02/25/2032	72,942
230,000	7.90%, 02/24/2038	54,699
175,000	8.25%, 09/29/2032	41,255
$ 140,000	Romania Government International Bonds 6.00%, 05/25/2034(2)	129,337
		298,233
	Saudi Arabia - 0.8%
200,000	Saudi Government International Bonds 5.75%, 01/16/2054(2)	189,026
Shares or Principal Amount			Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 59.0% - (continued)
	Senegal - 0.6%
$ 200,000	Senegal Government International Bonds 7.75%, 06/10/2031(1)		$156,747
	South Africa - 3.2%
	Republic of South Africa Government Bonds
ZAR 1,520,291	8.50%, 01/31/2037		67,735
2,300,400	8.88%, 02/28/2035		110,902
6,023,401	9.00%, 01/31/2040		265,171
	Republic of South Africa Government International Bonds
$ 260,000	5.88%, 04/20/2032		245,388
110,000	6.25%, 03/08/2041		91,311
			780,507
	Sri Lanka - 1.3%
	Sri Lanka Government International Bonds
82,872	3.10%, 01/15/2030(2)(6)		67,519
139,552	3.35%, 03/15/2033(2)(6)		96,640
76,176	3.60%, 05/15/2036(2)(6)		52,942
129,416	3.60%, 02/15/2038(2)(6)		90,591
			307,692
	Thailand - 1.5%
	Thailand Government Bonds
THB 4,700,000	2.70%, 06/17/2040		151,019
3,902,000	3.40%, 06/17/2036		132,498
2,686,000	3.45%, 06/17/2043		91,952
			375,469
	Turkey - 0.4%
TRY 3,760,000	Turkiye Government Bonds 31.08%, 11/08/2028		86,115
	United Arab Emirates - 0.7%
$ 200,000	UAE International Government Bonds 4.95%, 07/07/2052(1)		183,000
	Total Foreign Government Obligations (cost $14,659,505)		$14,561,746
	Total Long-Term Investments (cost $23,838,748)		$23,532,955
	Total Investments (cost $23,838,748)	95.4%	$23,532,955
	Other Assets and Liabilities	4.6%	1,137,246
	Net Assets	100.0%	$24,670,201
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $4,116,644, representing 16.7% of net assets.

The accompanying notes are an integral part of these financial statements.

72

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$8,368,895, representing 33.9% of net assets.

(3)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(8)	Investment valued using significant unobservable inputs.

OTC Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
Colombia Government International Bonds BB+	MSC	USD	115,443	1.00%	06/20/2030	Quarterly	$—	$(9,956)	$(8,339)	$1,617
Colombia Government International Bonds BB+	MSC	USD	230,887	1.00%	06/20/2030	Quarterly	—	(17,091)	(16,672)	419
Colombia Government International Bonds BB+	JPM	USD	183,670	1.00%	06/20/2030	Quarterly	—	(12,457)	(13,262)	(805)
Total OTC credit default swap contracts							$—	$(39,504)	$(38,273)	$1,231

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
1,180,000	BRL	196,287	USD	JPM	07/09/2025	$8,183
1,006,700,000	COP	242,228	USD	BOA	06/20/2025	(5,743)
11,280,000	CZK	483,392	USD	BOA	05/19/2025	28,917
4,500,000	CZK	198,029	USD	BOA	07/11/2025	6,635
980,000	CZK	43,434	USD	CBK	07/11/2025	1,137
460,000	EUR	509,208	USD	JPM	06/18/2025	13,518
220,000	EUR	244,277	USD	JPM	07/11/2025	6,093
27,190,000	HUF	73,478	USD	SSG	07/11/2025	2,397
17,160,000	INR	198,033	USD	JPM	07/16/2025	3,998
7,650,000	MXN	365,763	USD	BOA	05/05/2025	24,060
3,810,000	MXN	183,107	USD	UBS	05/06/2025	11,013
7,830,000	MXN	371,173	USD	CBK	06/05/2025	26,144
8,671,800	MXN	423,876	USD	JPM	06/20/2025	15,245
13,000,000	MXN	636,976	USD	BOA	06/30/2025	20,410
12,860,000	MXN	621,685	USD	BOA	07/09/2025	27,906
3,630,000	MYR	825,131	USD	MSC	06/11/2025	17,383
2,020,000	MYR	456,704	USD	MSC	07/15/2025	12,734
490,000	PLN	123,230	USD	BOA	05/19/2025	6,329
970,000	PLN	251,967	USD	JPM	05/19/2025	4,506
330,000	PLN	84,619	USD	JPM	07/11/2025	2,527
420,000	PLN	109,139	USD	BOA	07/11/2025	1,774
760,000	RON	168,180	USD	UBS	07/11/2025	4,164
31,770,000	THB	943,017	USD	CBK	06/11/2025	11,028
11,060,000	THB	329,559	USD	UBS	07/17/2025	3,487
3,570,000	ZAR	195,230	USD	MSC	05/21/2025	(3,632)
7,220,000	ZAR	371,828	USD	BOA	06/17/2025	14,830
197,291	USD	1,180,000	BRL	CBK	07/09/2025	(7,179)
240,136	USD	1,006,700,000	COP	CBK	06/20/2025	3,651
207,869	USD	4,800,000	CZK	BOA	05/19/2025	(10,135)
280,473	USD	6,480,000	CZK	JPM	05/19/2025	(13,832)
496,217	USD	460,000	EUR	CBK	06/18/2025	(26,508)
251,054	USD	220,000	EUR	SSG	07/11/2025	683
The accompanying notes are an integral part of these financial statements.

73

Hartford Schroders Emerging Markets Multi-Sector Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
364,556	USD	7,650,000	MXN	UBS	05/05/2025	$(25,268)
183,479	USD	3,810,000	MXN	BOA	05/06/2025	(10,641)
374,154	USD	7,830,000	MXN	UBS	06/05/2025	(23,162)
427,294	USD	8,671,800	MXN	JPM	06/20/2025	(11,828)
633,697	USD	13,000,000	MXN	UBS	06/30/2025	(23,688)
614,003	USD	12,860,000	MXN	BOA	07/09/2025	(35,588)
804,878	USD	3,630,000	MYR	MSC	06/11/2025	(37,637)
374,361	USD	1,460,000	PLN	JPM	05/19/2025	(11,670)
229,527	USD	7,820,000	THB	UBS	06/11/2025	(5,305)
699,495	USD	23,950,000	THB	JPM	06/11/2025	(19,718)
191,050	USD	3,570,000	ZAR	BOA	05/21/2025	(548)
380,508	USD	7,220,000	ZAR	JPM	06/17/2025	(6,151)
Total foreign currency contracts						$519
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$8,971,209	$—	$8,971,209	$—
Foreign Government Obligations	14,561,746	—	14,561,746	—
Foreign Currency Contracts(2)	278,752	—	278,752	—
Swaps - Credit Default(2)	2,036	—	2,036	—
Total	$23,813,743	$—	$23,813,743	$—
Liabilities
Foreign Currency Contracts(2)	$(278,233)	$—	$(278,233)	$—
Swaps - Credit Default(2)	(805)	—	(805)	—
Total	$(279,038)	$—	$(279,038)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

74

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0%
	Alabama - 2.0%
$ 5,775,000	Black Belt Energy Gas Dist, AL, Rev 5.25%, 12/01/2053(1)	$6,124,665
2,975,000	Energy Southeast A Cooperative Dist, AL, Rev 5.25%, 07/01/2054(1)	3,156,248
7,035,000	Southeast Energy Auth A Cooperative Dist, AL, Rev 5.00%, 05/01/2055(1)	7,364,345
5,020,000	Town of Pike Road, AL, GO 5.00%, 03/01/2052	5,137,231
		21,782,489
	Arkansas - 1.0%
	Arkansas Dev Finance Auth, AR, Rev,
3,520,000	(FHLMC), (FNMA), (GNMA) 5.00%, 01/01/2055	3,666,563
6,910,000	(FHLMC), (FNMA), (GNMA) 5.50%, 01/01/2056	7,435,226
		11,101,789
	California - 2.5%
1,365,000	California Community Choice Financing Auth, CA, Rev 5.00%, 02/01/2054(1)	1,430,408
9,015,000	California Infrastructure & Economic Dev Bank, CA, Rev 5.25%, 07/01/2054	9,042,957
8,695,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	7,570,963
5,265,000	Oxnard School Dist, CA, GO, (BAM) 4.25%, 08/01/2053	5,137,743
3,810,000	San Francisco Bay Area Rapid Transit Dist, CA, GO 4.25%, 08/01/2052	3,644,769
430,000	Washington Township Health Care Dist, CA, GO, (AGM) 4.50%, 08/01/2053	422,667
		27,249,507
	Colorado - 1.5%
3,495,000	City & County of Denver Airport System, CO, Rev 5.25%, 11/15/2053	3,647,710
11,715,000	City of Colorado Springs Utilities System, CO, Rev 4.00%, 11/15/2051	10,786,367
1,830,000	Colorado Housing & Finance Auth, CO, Rev, (FHLMC), (FNMA), (GNMA) 3.50%, 05/01/2050	1,813,312
		16,247,389
	Connecticut - 0.4%
815,000	Connecticut Housing Finance Auth, CT, Rev, (FHLMC), (FNMA), (GNMA) 4.25%, 05/15/2042	817,880
3,225,000	Waterbury Housing Auth, CT, Rev, (HUD), (FHLMC) 4.50%, 02/01/2042	3,234,070
		4,051,950
	District of Columbia - 0.7%
7,775,000	Dist of Columbia Water & Sewer Auth, DC, Rev 4.00%, 10/01/2047	7,046,853
	Florida - 3.0%
1,590,000	City of Cape Coral Water & Sewer, FL, Rev, (BAM) 5.25%, 10/01/2053	1,678,544
11,440,000	County of Broward Convention Center Hotel, FL, Rev 4.00%, 01/01/2051	10,578,712
2,110,000	County of Miami-Dade Water & Sewer System, FL, Rev 4.00%, 10/01/2051	1,842,010
2,160,000	Florida Dev Finance Corp., FL, Rev 5.25%, 08/01/2055	2,184,523
	Florida Housing Finance Corp., FL, Rev,
180,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	176,617
1,665,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2052	1,623,446
1,475,000	(FHLMC), (FNMA), (GNMA) 3.50%, 07/01/2051	1,460,603
250,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2049	249,993
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Florida - 3.0% - (continued)
$ 5,385,000	Miami-Dade County Housing Finance Auth, FL, Rev, (FNMA), (HUD) 4.88%, 03/01/2046	$5,295,783
7,695,000	Orange County Health Facs Auth, FL, Rev 5.25%, 10/01/2056	7,881,137
		32,971,368
	Georgia - 3.8%
	Main Street Natural Gas, Inc., GA, Rev
1,520,000	4.00%, 05/01/2052(1)	1,513,565
11,385,000	5.00%, 12/01/2053(1)	11,938,152
6,650,000	5.00%, 05/01/2054(1)	6,992,925
14,280,000	5.00%, 05/01/2055(1)	14,820,158
3,280,000	5.00%, 06/01/2055(1)	3,462,420
2,400,000	Valdosta & Lowndes County Hospital Auth, GA, Rev 5.00%, 10/01/2054	2,452,441
		41,179,661
	Hawaii - 0.6%
5,995,000	State of Hawaii Airports System, HI, Rev 5.00%, 07/01/2049	6,213,367
	Idaho - 0.7%
8,925,000	Idaho Housing & Finance Association, ID, Rev 4.00%, 08/15/2050	8,093,619
	Illinois - 1.5%
6,820,000	Chicago O'Hare International Airport, IL, Rev 5.50%, 01/01/2059	7,175,502
	Illinois Housing Dev Auth, IL, Rev,
2,845,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	2,767,367
1,815,000	(FHLMC), (FNMA), (GNMA) 3.00%, 10/01/2051	1,764,480
3,755,000	(FHLMC), (FNMA), (GNMA) 3.75%, 04/01/2050	3,743,346
510,000	(FHLMC), (FNMA), (GNMA) 4.50%, 10/01/2048	514,133
90,000	Metropolitan Pier & Exposition Auth, IL, Rev, (NPFG) 0.00%, 06/15/2028(2)	79,273
		16,044,101
	Indiana - 0.5%
	Indiana Housing & Community Dev Auth, IN, Rev,
875,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2050	855,547
285,000	(GNMA) 4.00%, 07/01/2048	285,046
4,255,000	Indianapolis Local Public Improvement Bond Bank, IN, Rev 5.00%, 01/01/2053	4,310,464
		5,451,057
	Iowa - 2.1%
	Iowa Finance Auth, IA, Rev,
4,970,000	(FHLMC), (FNMA), (GNMA) 3.00%, 07/01/2051	4,814,128
4,615,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	4,465,385
845,000	(FHLMC), (FNMA), (GNMA) 3.25%, 07/01/2050	831,946
230,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2048	230,038
10,310,000	(FHLMC), (FNMA), (GNMA) 4.00%, 07/01/2052	10,300,232
1,900,000	(FHLMC), (FNMA), (GNMA) 5.25%, 07/01/2053	1,972,400
		22,614,129
	Kentucky - 2.6%
	Kentucky Public Energy Auth, KY, Rev
9,780,000	5.00%, 01/01/2055(1)	10,240,885
14,635,000	5.25%, 04/01/2054(1)	15,549,420
2,415,000	5.25%, 06/01/2055(1)	2,535,324
		28,325,629
	Louisiana - 1.7%
180,000	Louisiana Housing Corp., LA, Rev 4.50%, 12/01/2047	181,052
The accompanying notes are an integral part of these financial statements.

75

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Louisiana - 1.7% - (continued)
$ 12,250,000	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev 2.50%, 04/01/2036	$9,877,267
8,135,000	Louisiana Stadium & Exposition Dist, LA, Rev 5.25%, 07/01/2053	8,336,174
		18,394,493
	Maryland - 0.8%
7,730,000	Maryland Community Dev Administration, MD, Rev, (FNMA) 4.35%, 02/01/2044	7,515,603
1,875,000	Maryland State Transportation Auth, MD, Rev 4.00%, 07/01/2050	1,712,754
		9,228,357
	Massachusetts - 0.9%
	Commonwealth of Massachusetts, MA, GO
685,000	3.00%, 02/01/2048	505,711
1,930,000	5.00%, 05/01/2053	1,989,226
8,095,000	Massachusetts Bay Transportation Auth Sales Tax, MA, Rev 4.00%, 07/01/2053	7,344,837
		9,839,774
	Michigan - 2.6%
	Cedar Springs Public School Dist, MI, GO,
1,325,000	(Q-SBLF) 4.50%, 05/01/2049	1,306,115
1,000,000	(Q-SBLF) 5.00%, 05/01/2051	1,023,298
5,225,000	Ferndale Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	5,349,804
	Grosse Ile Township School Dist, MI, GO,
3,685,000	(Q-SBLF) 5.00%, 05/01/2049	3,763,251
4,265,000	(Q-SBLF) 5.00%, 05/01/2052	4,338,366
2,080,000	Southfield Public Schools, MI, GO, (Q-SBLF) 5.00%, 05/01/2053	2,133,877
10,085,000	Wayne County Airport Auth, MI, Rev, (AGM) 5.25%, 12/01/2048	10,584,915
		28,499,626
	Minnesota - 0.8%
2,055,000	Minneapolis-St. Paul Metropolitan Airports Commission, MN, Rev 4.25%, 01/01/2052	1,889,290
6,495,000	Minnesota Housing Finance Agency, MN, Rev, (FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	6,353,753
		8,243,043
	Mississippi - 0.5%
	Mississippi Home Corp., MS, Rev,
815,000	(FHLMC), (FNMA), (GNMA) 3.25%, 12/01/2050	803,435
4,500,000	(FNMA), (HUD) 4.55%, 04/01/2042	4,509,016
		5,312,451
	Missouri - 4.4%
39,925,000	Health & Educational Facs Auth of the State of Missouri, MO, Rev 4.25%, 04/01/2055	36,575,528
	Missouri Housing Dev Commission, MO, Rev,
2,275,000	(FHLMC), (FNMA), (GNMA) 3.00%, 05/01/2052	2,222,062
1,225,000	(FHLMC), (FNMA), (GNMA) 3.25%, 05/01/2051	1,204,819
730,000	(FHLMC), (FNMA), (GNMA) 3.50%, 11/01/2050	722,624
775,000	(FHLMC), (FNMA), (GNMA) 4.25%, 05/01/2049	778,151
665,000	(FHLMC), (FNMA), (GNMA) 4.75%, 05/01/2049	672,300
2,505,000	St. Charles County Francis Howell R-III School Dist, MO, GO 2.00%, 03/01/2037	1,877,337
4,395,000	St. Charles County Industrial Dev Auth, MO, Rev, (FNMA), (HUD) 4.65%, 04/01/2043	4,384,210
		48,437,031
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Nebraska - 0.2%
	Nebraska Investment Finance Auth, NE, Rev,
$ 2,120,000	(FHLMC), (FNMA), (GNMA) 3.00%, 09/01/2050	$2,071,106
375,000	4.00%, 09/01/2048	375,355
		2,446,461
	Nevada - 0.4%
	Nevada Housing Division, NV, Rev,
550,000	(FHLMC), (FNMA), (GNMA) 3.00%, 04/01/2051	535,278
555,000	(FHLMC), (FNMA), (GNMA) 4.00%, 10/01/2049	555,571
3,430,000	Reno-Tahoe Airport Auth, NV, Rev 5.25%, 07/01/2054	3,566,964
		4,657,813
	New Jersey - 0.4%
4,685,000	New Jersey Housing & Mortgage Finance Agency, NJ, Rev, (FNMA) 4.55%, 05/01/2041	4,753,935
	New Mexico - 2.8%
	New Mexico Mortgage Finance Auth, NM, Rev,
2,410,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2051	2,353,611
7,615,000	(FHLMC), (FNMA), (GNMA) 3.00%, 01/01/2052	7,405,819
945,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	945,605
400,000	(FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2050	400,394
10,505,000	(FHLMC), (FNMA), (GNMA) 4.25%, 03/01/2053	10,562,838
7,990,000	(FHLMC), (FNMA), (GNMA) 5.50%, 09/01/2055	8,517,396
		30,185,663
	New York - 5.8%
8,185,000	City of New York, NY, GO 4.00%, 04/01/2050	7,273,043
13,810,000	New York City Transitional Finance Auth, Future Tax Secured, NY, Rev 4.00%, 02/01/2051	12,468,731
1,105,000	New York City Transitional Finance Auth, NY, Rev 4.38%, 05/01/2053	1,041,476
6,075,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2038	5,163,419
8,325,000	New York State Housing Finance Agency, NY, Rev, (FHLMC) 3.57%, 05/01/2042(1)	8,071,480
	Triborough Bridge & Tunnel Auth Sales Tax, NY, Rev
11,095,000	5.00%, 05/15/2053	11,406,529
7,180,000	5.25%, 05/15/2064	7,479,768
	Triborough Bridge & Tunnel Auth, NY, Rev
6,030,000	4.13%, 05/15/2052	5,582,045
4,740,000	5.00%, 05/15/2051	4,847,141
		63,333,632
	North Carolina - 1.4%
11,285,000	City of Charlotte Storm Water, NC, Rev 4.00%, 12/01/2054	10,298,917
	Raleigh Housing Auth, NC, Rev,
345,000	(FNMA) 4.40%, 12/01/2043	340,234
4,890,000	(FNMA) 4.50%, 02/01/2043	4,824,262
		15,463,413
	Ohio - 1.4%
2,395,000	Columbus-Franklin County Finance Auth, OH, Rev, (FNMA) 4.82%, 11/01/2043	2,390,755
	Ohio Housing Finance Agency, OH, Rev
2,570,000	3.00%, 03/01/2052	2,509,735
1,960,000	(FHLMC), (FNMA), (GNMA) 3.25%, 03/01/2050	1,930,844
2,680,000	(FHLMC), (FNMA), (GNMA) 4.50%, 09/01/2048	2,699,455
1,170,000	(FNMA), (HUD) 4.55%, 04/01/2041	1,187,463
2,465,000	(FHLMC), (FNMA), (GNMA) 5.00%, 03/01/2052	2,535,387
1,395,000	Ohio Turnpike & Infrastructure Commission, OH, Rev 0.00%, 02/15/2041(2)	660,641
1,625,000	Pickerington Local School Dist, OH, GO 5.00%, 12/01/2053	1,673,616
		15,587,896
The accompanying notes are an integral part of these financial statements.

76

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Oklahoma - 0.1%
$ 580,000	Oklahoma Housing Finance Agency, OK, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 03/01/2050	$580,644
	Pennsylvania - 0.4%
850,000	Allegheny County Sanitary Auth, PA, Rev 5.00%, 06/01/2053	864,153
4,000,000	Bucks County Water & Sewer Auth, PA, Rev, (AGM) 4.25%, 12/01/2047	3,844,568
		4,708,721
	Rhode Island - 0.5%
	Rhode Island Health & Educational Building Corp., RI, Rev,
3,160,000	(ST AID WITHHLDG) 4.13%, 05/15/2054	2,921,413
2,915,000	5.25%, 05/15/2054	2,945,024
		5,866,437
	South Carolina - 3.8%
12,950,000	Grand Strand Water & Sewer Auth, SC, Rev 4.00%, 06/01/2051	11,669,134
19,395,000	Patriots Energy Group Financing Agency, SC, Rev 5.25%, 10/01/2054(1)	20,290,145
8,000,000	South Carolina Jobs-Economic Dev Auth, SC, Rev 5.25%, 11/01/2054	8,378,074
1,310,000	South Carolina Public Service Auth, SC, Rev, (AGC) 5.00%, 12/01/2055	1,318,489
250,000	Tobacco Settlement Management Auth, SC, Rev 6.38%, 05/15/2030	280,682
		41,936,524
	Tennessee - 3.1%
3,460,000	Chattanooga Health Educational & Housing Facility Board, TN, Rev 5.25%, 12/01/2054	3,525,635
10,260,000	Cleveland Health & Educational Facs Board, TN, Rev 5.25%, 08/15/2054	10,658,284
3,515,000	County of Putnam, TN, GO 2.00%, 04/01/2037	2,641,399
1,195,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (FNMA) 4.63%, 12/01/2043	1,188,004
5,655,000	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev, (FNMA) 4.60%, 12/01/2044	5,647,433
	Metropolitan Nashville Airport Auth, TN, Rev
250,000	5.00%, 07/01/2049	251,818
1,745,000	5.00%, 07/01/2052	1,772,370
7,910,000	Tennergy Corp., TN, Rev 4.00%, 12/01/2051(1)	7,893,466
550,000	Tennessee Housing Dev Agency, TN, Rev 4.50%, 07/01/2049	554,039
		34,132,448
	Texas - 28.8%
11,935,000	Aldine Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	10,677,573
3,815,000	Alvarado Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	3,410,869
	Arlington Higher Education Finance Corp., TX, Rev,
4,530,000	(PSF-GTD) 4.25%, 12/01/2048	4,251,222
1,655,000	(PSF-GTD) 4.25%, 12/01/2053	1,538,767
3,605,000	(PSF-GTD) 4.38%, 08/15/2052	3,368,300
3,770,000	(PSF-GTD) 5.00%, 08/15/2033	3,955,703
1,245,000	(PSF-GTD) 5.00%, 08/15/2048	1,281,257
9,510,000	Azle Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,494,231
	Bexar County Hospital Dist, TX, GO
3,975,000	4.25%, 02/15/2052	3,686,792
8,700,000	4.25%, 02/15/2053	8,044,662
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Texas - 28.8% - (continued)
$ 5,975,000	Bullard Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2052	$5,342,056
6,480,000	Carrizo Springs Consolidated Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2049	6,694,684
2,645,000	Chapel Hill Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2048	2,736,997
2,130,000	City of Dallas Housing Finance Corp., TX, Rev 4.63%, 10/01/2043	2,117,332
745,000	Cleburne Independent School Dist, TX, GO, (PSF-GTD) 3.00%, 02/15/2046	549,750
	Clifton Higher Education Finance Corp., TX, Rev,
3,375,000	(PSF-GTD) 4.25%, 04/01/2053	3,130,590
3,960,000	(PSF-GTD) 4.25%, 08/15/2053	3,648,167
4,515,000	College of the Mainland, TX, GO 4.00%, 08/15/2049	3,985,187
8,130,000	Columbia-Brazoria Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/01/2053	7,241,659
	Community Independent School Dist, TX, GO,
2,085,000	(PSF-GTD) 5.00%, 02/15/2048	2,153,854
5,755,000	(PSF-GTD) 5.00%, 02/15/2053	5,904,953
320,000	Crandall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2052	285,775
16,965,000	Crowley Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2054	15,820,639
5,030,000	Dallas Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,508,739
13,715,000	Denison Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/01/2053	12,203,611
2,340,000	Donna Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/15/2053	2,129,212
6,715,000	Forney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	5,974,551
2,480,000	Fort Worth Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	2,273,151
	Georgetown Independent School Dist, TX, GO,
4,460,000	(PSF-GTD) 2.50%, 08/15/2037	3,566,279
2,395,000	(PSF-GTD) 5.00%, 02/15/2054	2,462,285
1,075,000	Hitchcock Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2048	986,763
7,925,000	Humble Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	7,032,690
6,575,000	Hurst-Euless-Bedford Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2050	5,970,826
7,180,000	Katy Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	6,394,933
3,445,000	Kaufman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2054	3,536,770
	Lamar Consolidated Independent School Dist, TX, GO,
1,900,000	(PSF-GTD) 3.00%, 02/15/2051	1,332,369
5,645,000	(PSF-GTD) 4.00%, 02/15/2048	5,122,180
7,020,000	Liberty Hill Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 02/01/2053	6,388,062
4,115,000	Lockhart Independent School Dist, TX, GO, (PSF-GTD) 4.13%, 08/01/2053	3,765,444
13,715,000	Medina Valley Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	12,215,391
9,515,000	Midland Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	8,498,697
	Montgomery Independent School Dist, TX, GO,
3,685,000	(PSF-GTD) 4.00%, 02/15/2053	3,282,079
3,485,000	(PSF-GTD) 4.25%, 02/15/2052	3,294,529
2,250,000	Navarro Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	1,996,663
690,000	New Caney Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2054	614,301
The accompanying notes are an integral part of these financial statements.

77

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Texas - 28.8% - (continued)
$ 400,000	Newark Higher Education Finance Corp., TX, Rev, (PSF-GTD) 5.00%, 08/15/2052	$404,792
10,000,000	North Texas Tollway Auth, TX, Rev 4.00%, 01/01/2044	9,230,698
7,460,000	Permanent University Fund - University of Texas System, TX, Rev 4.13%, 07/01/2052	6,872,516
1,500,000	Pewitt Consolidated Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	1,335,989
4,650,000	Prosper Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	4,154,812
11,195,000	Rockwall Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2053	9,970,930
7,275,000	Royal Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/15/2053	6,770,446
1,050,000	Sabine-Neches Navigation Dist, TX, GO 5.25%, 02/15/2052	1,078,262
7,715,000	Sherman Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/15/2053	7,941,479
15,465,000	Tarrant County Hospital Dist, TX, GO 4.25%, 08/15/2053	14,177,729
3,765,000	Temple Independent School Dist, TX, GO, (PSF-GTD) 4.25%, 02/01/2047	3,615,878
2,590,000	Texas City Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2053	2,304,406
	Texas Department of Housing & Community Affairs, TX, Rev,
1,645,000	(GNMA) 3.00%, 01/01/2052	1,602,800
1,245,000	(GNMA) 3.50%, 03/01/2051	1,227,916
745,000	(GNMA) 4.00%, 03/01/2050	744,790
370,000	(GNMA) 4.75%, 03/01/2049	373,481
10,405,000	(GNMA) 5.75%, 01/01/2056	11,292,276
1,245,000	Texas Municipal Gas Acquisition & Supply Corp. III, TX, Rev 5.00%, 12/15/2028	1,286,338
9,265,000	Texas Municipal Gas Acquisition & Supply Corp. V, TX, Rev 5.00%, 01/01/2055(1)	9,631,288
2,370,000	Texas Water Dev Board, TX, Rev 4.80%, 10/15/2052	2,407,992
	White Settlement Independent School Dist, TX, GO,
4,985,000	(PSF-GTD) 4.00%, 08/15/2052	4,480,146
2,125,000	(PSF-GTD) 4.13%, 08/15/2052	1,950,577
		314,726,085
	Virginia - 5.3%
	FHLMC Multifamily VRD Certificates, VA, Rev
23,890,966	4.10%, 11/25/2042(1)	23,435,183
30,954,887	(FHLMC) 4.76%, 08/25/2041	32,023,336
2,255,000	Hampton Roads Transportation Accountability Commission, VA, Rev 4.00%, 07/01/2052	2,022,823
245,000	Loudoun County Economic Dev Auth, VA, Rev 4.00%, 10/01/2052	226,626
		57,707,968
	Washington - 0.4%
2,380,000	King County Public Hospital Dist No. 2, WA, GO 5.25%, 12/01/2045	2,479,847
	Washington State Housing Finance Commission, WA, Rev
935,000	4.00%, 12/01/2048	935,158
565,000	(FHLMC), (FNMA), (GNMA) 4.00%, 06/01/2050	565,641
		3,980,646
	Wisconsin - 0.6%
7,389,393	Public Finance Auth, WI, Rev, (FHLMC) 4.10%, 09/25/2039	6,978,345
Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 90.0% - (continued)
	Wyoming - 0.0%
$ 400,000	Wyoming Community Dev Auth, WY, Rev 4.00%, 06/01/2043		$400,061
	Total Municipal Bonds (cost $1,020,084,582)		$983,774,375
U.S. GOVERNMENT AGENCIES - 5.4%
	Mortgage-Backed Agencies - 5.4%
	Federal Home Loan Mortgage Corp. - 5.4%
11,371,969	4.05%, 08/01/2040		$11,089,986
22,806,497	4.30%, 05/25/2041(1)		21,912,726
25,723,040	4.70%, 04/25/2042(1)(3)		25,776,274
	Total U.S. Government Agencies (cost $60,449,290)		$58,778,986
	Total Long-Term Investments (cost $1,080,533,872)		$1,042,553,361
SHORT-TERM INVESTMENTS - 3.4%
	U.S. Treasury Securities - 3.4%
	U.S. Treasury Bills - 3.4%
32,553,000	3.92%, 02/19/2026(4)		$31,549,418
6,487,800	3.94%, 01/22/2026(4)		6,304,709
	Total Short-Term Investments (cost $37,823,265)		$37,854,127
	Total Investments (cost $1,118,357,137)	98.8%	$1,080,407,488
	Other Assets and Liabilities	1.2%	12,578,995
	Net Assets	100.0%	$1,092,986,483
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was
$25,776,274, representing 2.4% of net assets.

(4)	The rate shown represents current yield to maturity.
The accompanying notes are an integral part of these financial statements.

78

Hartford Schroders Tax-Aware Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts:
U.S. Treasury Long Bond Future	(176)	06/18/2025	$(20,526,000)	$(459,435)
Total futures contracts				$(459,435)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$983,774,375	$—	$983,774,375	$—
U.S. Government Agencies	58,778,986	—	58,778,986	—
Short-Term Investments	37,854,127	—	37,854,127	—
Total	$1,080,407,488	$—	$1,080,407,488	$—
Liabilities
Futures Contracts(2)	$(459,435)	$(459,435)	$—	$—
Total	$(459,435)	$(459,435)	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

79

The Hartford Short Duration Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9%
	Asset-Backed - Automobile - 6.6%
	ARI Fleet Lease Trust
$ 1,815,000	5.39%, 04/15/2033(1)	$1,853,426
1,765,000	5.55%, 04/15/2033(1)	1,802,366
2,805,000	Bridgecrest Lending Auto Securitization Trust 5.43%, 08/15/2028	2,817,660
	CarMax Auto Owner Trust
2,430,000	4.82%, 05/15/2030	2,452,783
2,180,000	4.97%, 06/17/2030	2,189,483
3,250,000	5.08%, 02/15/2030	3,308,354
2,500,000	5.28%, 03/15/2030	2,545,720
2,000,000	5.67%, 01/15/2031	2,035,686
	Chase Auto Owner Trust
3,975,000	5.23%, 04/25/2030(1)	4,049,100
4,330,000	5.28%, 01/25/2030(1)	4,420,750
1,545,000	5.41%, 02/28/2030(1)	1,578,362
3,760,000	5.87%, 09/25/2031(1)	3,833,945
584,864	FHF Trust 4.43%, 01/18/2028(1)	583,874
6,165,000	Ford Credit Auto Lease Trust 5.18%, 02/15/2028	6,223,891
	Ford Credit Auto Owner Trust
5,080,000	5.23%, 05/15/2030	5,179,261
1,830,000	6.46%, 05/15/2030	1,870,081
	GM Financial Consumer Automobile Receivables Trust
1,700,000	4.67%, 05/16/2030	1,708,855
2,935,000	5.39%, 01/16/2030	2,985,646
8,820,000	5.48%, 02/19/2030	8,963,557
900,000	6.41%, 05/16/2029	928,374
7,685,000	Hyundai Auto Lease Securitization Trust 4.97%, 02/15/2029(1)	7,751,412
	Hyundai Auto Receivables Trust
1,000,000	4.67%, 01/15/2031	1,006,900
1,345,000	4.86%, 02/17/2032	1,342,712
3,645,000	5.04%, 09/16/2030	3,709,160
2,532,087	Lendbuzz Securitization Trust 7.50%, 12/15/2028(1)	2,595,695
	Santander Drive Auto Receivables Trust
4,400,000	5.55%, 09/17/2029	4,467,427
3,860,000	5.64%, 08/15/2030	3,933,368
4,380,000	5.97%, 10/15/2031	4,471,700
	SFS Auto Receivables Securitization Trust
1,885,000	5.11%, 02/20/2031(1)	1,905,969
4,355,000	5.20%, 10/20/2032(1)	4,363,102
615,000	5.38%, 01/21/2031(1)	628,347
306,331	U.S. Bank NA 6.79%, 08/25/2032(1)	310,322
	World Omni Auto Receivables Trust
4,400,000	1.29%, 12/15/2027	4,376,159
6,240,000	4.68%, 07/15/2030	6,297,364
9,000,000	4.83%, 05/15/2031	9,070,362
10,000,000	World Omni Select Auto Trust 5.35%, 06/17/2030	10,116,575
		127,677,748
	Commercial Mortgage-Backed Securities - 1.6%
1,263,470	BBCMS Mortgage Trust 2.02%, 04/15/2053	1,198,694
2,206,058	BSPRT Issuer Ltd. 5.84%, 02/15/2037, 30 day USD SOFR Average + 1.50%(1)(2)	2,197,090
1,355,974	JP Morgan Chase Commercial Mortgage Securities Trust 3.91%, 05/05/2030(1)	1,263,904
4,053,019	MF1 Ltd. 5.67%, 02/19/2037, 1 mo. USD Term SOFR + 1.35%(1)(2)	4,033,816
5,500,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	4,878,332
9,000,000	ROCK Trust 7.11%, 11/13/2041(1)	9,388,035
9,500,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	9,081,050
		32,040,921
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Other Asset-Backed Securities - 10.0%
$ 2,590,000	Affirm Asset Securitization Trust 5.61%, 02/15/2029(1)	$2,600,751
10,000,000	AMSR Trust 4.29%, 07/17/2041(1)(3)	9,401,891
705,000	Amur Equipment Finance Receivables XIII LLC 5.37%, 01/21/2031(1)	715,966
2,750,000	Apidos CLO XXVIII 5.93%, 01/20/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	2,745,053
1,435,572	Aqua Finance Trust 1.54%, 07/17/2046(1)	1,325,293
4,465,000	Auxilior Term Funding LLC 5.70%, 02/15/2030(1)	4,548,799
3,600,000	Bain Capital Credit CLO Ltd. 6.76%, 07/15/2037, 3 mo. USD Term SOFR + 2.50%(1)(2)	3,604,716
1,000,000	Carlyle Global Market Strategies CLO Ltd. 5.94%, 04/17/2031, 3 mo. USD Term SOFR + 1.66%(1)(2)	1,003,462
	Castlelake Aircraft Structured Trust
7,390,867	5.78%, 02/15/2050(1)	7,415,117
2,057,404	6.50%, 02/15/2050(1)	2,063,506
1,144,103	CF Hippolyta Issuer LLC 2.28%, 07/15/2060(1)	1,126,381
4,500,000	CIFC Funding Ltd. 5.48%, 04/24/2031, 3 mo. USD Term SOFR + 1.20%(1)(2)	4,486,500
4,635,000	Cloud Capital Holdco LP 5.78%, 11/22/2049(1)	4,646,357
6,450,000	Cologix Data Centers U.S. Issuer LLC 3.30%, 12/26/2051(1)	6,141,784
858,595	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	828,749
4,107,454	FirstKey Homes Trust 1.27%, 10/19/2037(1)	4,032,310
3,610,000	Gilead Aviation LLC 6.52%, 03/15/2050(1)	3,564,301
	GreenSky Home Improvement Issuer Trust
1,610,000	5.69%, 03/25/2060(1)	1,614,390
5,000,000	6.22%, 03/25/2060(1)	5,027,990
9,000,000	Madison Park Funding LIV Ltd. 6.27%, 10/21/2037, 3 mo. USD Term SOFR + 2.00%(1)(2)	8,937,036
4,050,000	Madison Park Funding XLII Ltd. 6.04%, 11/21/2030, 3 mo. USD Term SOFR + 1.76%(1)(2)	4,042,827
2,155,000	MMAF Equipment Finance LLC 1.56%, 10/09/2042(1)	2,050,460
6,750,000	Morgan Stanley Eaton Vance CLO Ltd. 6.22%, 10/20/2037, 3 mo. USD Term SOFR + 1.95%(1)(2)	6,637,268
6,000,000	Neuberger Berman Loan Advisers CLO 24 Ltd. 6.02%, 10/19/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	5,956,356
3,630,000	Neuberger Berman Loan Advisers CLO 55 Ltd. 6.62%, 04/22/2038, 3 mo. USD Term SOFR + 2.35%(1)(2)	3,630,908
6,000,000	Octagon Investment Partners 42 Ltd. 6.36%, 07/15/2037, 3 mo. USD Term SOFR + 2.10%(1)(2)	5,988,762
815,000	OHA Credit Funding 6 Ltd. 6.12%, 10/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	806,808
7,750,000	OHA Credit Partners XV Ltd. 6.62%, 04/20/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	7,740,103
4,950,000	Palmer Square Loan Funding Ltd. 6.20%, 08/08/2032, 3 mo. USD Term SOFR + 1.90%(1)(2)	4,930,398
	Post Road Equipment Finance LLC
3,700,000	5.13%, 05/15/2031(1)	3,741,932
830,000	5.43%, 05/15/2031(1)	836,951
2,865,000	7.08%, 05/17/2032(1)	2,905,848
The accompanying notes are an integral part of these financial statements.

80

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Other Asset-Backed Securities - 10.0% - (continued)
	Progress Residential Trust
$ 2,820,000	3.33%, 07/17/2041(1)	$2,606,284
8,192,000	3.56%, 04/17/2042(1)	7,404,847
2,410,000	3.65%, 02/17/2042(1)(3)	2,202,071
4,400,000	3.75%, 02/17/2041(1)	4,090,591
1,060,929	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	1,006,831
	Stack Infrastructure Issuer LLC
935,000	1.88%, 03/26/2046(1)	906,685
3,285,000	1.89%, 08/25/2045(1)	3,247,500
725,000	Stream Innovations Issuer Trust 6.34%, 02/15/2045(1)	729,391
2,000,000	Symphony CLO XXII Ltd. 6.37%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	1,968,672
9,500,000	Texas Debt Capital CLO Ltd. 6.62%, 04/22/2037, 3 mo. USD Term SOFR + 2.35%(1)(2)	9,505,101
8,400,000	Tricon Residential Trust 5.00%, 12/17/2040(1)	8,307,102
4,300,000	Uniti Fiber ABS Issuer LLC 6.37%, 04/20/2055(1)	4,383,552
	Vantage Data Centers Issuer LLC
7,080,000	1.65%, 09/15/2045(1)	6,979,162
4,875,000	2.17%, 10/15/2046(1)	4,667,548
2,000,000	Wingstop Funding LLC 5.86%, 12/05/2054(1)	2,017,596
9,280,000	Zayo Issuer LLC 6.09%, 03/20/2055(1)	9,439,672
		194,561,578
	Whole Loan Collateral CMO - 5.7%
	Angel Oak Mortgage Trust
771,770	0.91%, 01/25/2066(1)(4)	660,989
3,228,293	0.95%, 07/25/2066(1)(4)	2,773,782
463,611	0.99%, 04/25/2053(1)(4)	440,509
1,297,018	1.04%, 01/20/2065(1)(4)	1,091,651
1,516,585	1.07%, 05/25/2066(1)(4)	1,309,081
2,952,082	1.46%, 09/25/2066(1)(4)	2,473,868
529,739	1.47%, 06/25/2065(1)(4)	502,832
1,004,387	1.69%, 04/25/2065(1)(4)	945,266
127,142	2.47%, 12/25/2059(1)(4)	123,013
	Arroyo Mortgage Trust
1,306,156	1.18%, 10/25/2048(1)(4)	1,175,251
767,831	2.96%, 10/25/2048(1)(4)	731,554
209,223	3.81%, 01/25/2049(1)(4)	204,058
	BRAVO Residential Funding Trust
415,595	0.94%, 02/25/2049(1)(4)	379,089
346,354	1.45%, 05/25/2060(1)(4)	337,222
	Bunker Hill Loan Depositary Trust
174,596	1.72%, 02/25/2055(1)(4)	171,666
221,868	2.72%, 11/25/2059(1)(3)	218,880
	Citigroup Mortgage Loan Trust, Inc.
312,354	3.16%, 02/25/2058(1)(4)	306,837
386,454	3.25%, 03/25/2061(1)(4)	377,109
	COLT Mortgage Loan Trust
365,093	0.80%, 07/27/2054(1)	333,161
1,702,420	0.91%, 06/25/2066(1)(4)	1,445,415
1,320,289	0.92%, 08/25/2066(1)(4)	1,105,988
3,376,142	0.96%, 09/27/2066(1)(4)	2,805,671
4,487,237	1.11%, 10/25/2066(1)(4)	3,832,546
645,061	1.33%, 10/26/2065(1)(4)	599,996
3,279,626	1.40%, 10/25/2066(1)(4)	2,758,047
1,444,213	COLT Pass-Through Certificates 0.86%, 05/25/2065(1)(4)	1,299,022
4,426,667	COLT Trust 1.39%, 01/25/2065(1)(4)	3,781,116
	CSMC Trust
1,474,668	0.81%, 05/25/2065(1)(4)	1,345,561
1,747,883	0.83%, 03/25/2056(1)(4)	1,448,207
2,646,019	1.02%, 04/25/2066(1)(4)	2,233,584
2,892,426	1.10%, 05/25/2066(1)(4)	2,448,385
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 2,487,193	1.17%, 07/25/2066(1)(4)	$2,066,115
3,200,795	2.00%, 01/25/2060(1)(4)	2,873,797
1,069,426	2.21%, 05/25/2065(1)(3)	1,014,122
444,413	3.24%, 02/25/2050(1)(4)	423,794
	Deephaven Residential Mortgage Trust
304,867	0.72%, 05/25/2065(1)(4)	289,399
695,537	0.90%, 04/25/2066(1)(4)	618,385
	Ellington Financial Mortgage Trust
305,949	0.80%, 02/25/2066(1)(4)	259,671
677,198	0.93%, 06/25/2066(1)(4)	560,054
380,869	1.18%, 10/25/2065(1)(4)	356,487
102,046	2.74%, 11/25/2059(1)(4)	96,672
	GCAT Trust
1,251,198	0.87%, 01/25/2066(1)(4)	1,060,004
1,508,106	1.04%, 05/25/2066(1)(4)	1,262,835
1,956,599	1.09%, 05/25/2066(1)(4)	1,687,527
2,990,980	1.09%, 08/25/2066(1)(4)	2,493,820
4,495,480	1.26%, 07/25/2066(1)(4)	3,716,480
1,148,959	2.47%, 04/25/2065(1)(4)	1,094,576
379,524	2.56%, 04/25/2065(1)(3)	362,930
540,241	2.65%, 10/25/2068(1)(4)	522,708
235,057	3.25%, 01/25/2060(1)(3)	230,649
6,527,017	HTAP Issuer Trust 6.50%, 11/25/2042(1)	6,427,788
	Imperial Fund Mortgage Trust
2,097,363	1.07%, 06/25/2056(1)(4)	1,821,815
1,687,716	1.07%, 09/25/2056(1)(4)	1,413,754
2,300,637	1.60%, 11/25/2056(1)(4)	1,984,562
1,581,737	IMS Ecuadorian Mortgage Trust 3.40%, 08/18/2043(1)	1,544,418
244,008	MetLife Securitization Trust 3.00%, 04/25/2055(1)(4)	233,003
	MFA Trust
483,768	0.85%, 01/25/2056(1)(4)	464,566
386,675	1.01%, 01/26/2065(1)(4)	364,833
813,460	1.03%, 11/25/2064(1)(4)	710,031
536,486	1.15%, 04/25/2065(1)(4)	494,717
1,786,626	1.91%, 11/25/2056(1)(4)	1,586,424
288,742	2.48%, 03/25/2065(1)(4)	278,576
	Mill City Mortgage Loan Trust
2,057,008	1.13%, 11/25/2060(1)(4)	1,959,657
920,367	2.75%, 07/25/2059(1)(4)	895,281
25,895	2.75%, 01/25/2061(1)(4)	25,799
94,763	3.25%, 05/25/2062(1)(4)	93,566
12,367	3.50%, 05/25/2058(1)(4)	12,322
389,586	3.50%, 08/25/2058(1)(4)	382,912
	New Residential Mortgage Loan Trust
211,738	0.94%, 10/25/2058(1)(4)	207,326
261,540	1.65%, 05/24/2060(1)(4)	252,974
655,146	2.46%, 01/26/2060(1)(4)	617,712
178,418	3.25%, 09/25/2056(1)(4)	168,601
244,408	3.50%, 12/25/2057(1)(4)	236,910
162,068	3.75%, 11/26/2035(1)(4)	156,797
117,214	3.75%, 03/25/2056(1)(4)	113,048
194,167	3.75%, 11/25/2056(1)(4)	185,939
557,708	3.80%, 09/25/2057(1)(4)	529,067
343,622	4.00%, 02/25/2057(1)(4)	333,848
344,793	4.00%, 03/25/2057(1)(4)	335,943
240,041	4.00%, 04/25/2057(1)(4)	232,509
314,240	4.00%, 05/25/2057(1)(4)	302,794
290,054	4.00%, 12/25/2057(1)(4)	282,724
664,907	5.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	648,232
	OBX Trust
856,256	1.05%, 07/25/2061(1)(4)	694,081
2,913,016	1.10%, 05/25/2061(1)(4)	2,365,807
3,703,236	1.96%, 10/25/2061(1)(4)	3,119,935
581,464	3.50%, 12/25/2049(1)(4)	523,046
The accompanying notes are an integral part of these financial statements.

81

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 23.9% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 65,946	Residential Mortgage Loan Trust 2.38%, 01/26/2060(1)(4)	$65,129
21,840	Sequoia Mortgage Trust 4.50%, 08/25/2048(1)(4)	21,508
4,333,966	SG Residential Mortgage Trust 1.16%, 07/25/2061(1)(4)	3,623,113
924,517	STAR Trust 1.22%, 05/25/2065(1)(4)	863,283
	Starwood Mortgage Residential Trust
1,715,272	1.13%, 06/25/2056(1)(4)	1,448,334
185,628	1.49%, 04/25/2065(1)(4)	176,918
93,346	2.28%, 02/25/2050(1)(4)	89,059
	Towd Point Mortgage Trust
1,822,347	1.75%, 10/25/2060(1)	1,655,555
212,879	2.75%, 10/25/2057(1)(4)	208,310
2,934,501	2.90%, 10/25/2059(1)(4)	2,808,054
314,354	3.25%, 03/25/2058(1)(4)	309,674
1,123,735	TRK Trust 1.15%, 07/25/2056(1)(4)	996,283
	Verus Securitization Trust
795,397	0.82%, 01/25/2066(1)(4)	704,119
1,038,545	0.92%, 02/25/2064(1)(4)	960,045
2,647,635	1.01%, 09/25/2066(1)(4)	2,265,150
843,253	1.02%, 04/25/2064(1)(4)	774,709
610,305	1.03%, 02/25/2066(1)(4)	540,463
327,323	2.50%, 05/25/2065(1)(3)	319,755
117,242	3.42%, 01/25/2060(1)(3)	114,923
549,664	Visio Trust 1.28%, 05/25/2056(1)	508,343
		111,103,425
	Total Asset & Commercial Mortgage-Backed Securities (cost $481,201,629)	$465,383,672
CORPORATE BONDS - 43.3%
	Aerospace & Defense - 0.6%
1,215,000	Boeing Co. 6.26%, 05/01/2027	$1,251,571
790,000	HEICO Corp. 5.25%, 08/01/2028	806,869
4,265,000	L3Harris Technologies, Inc. 5.05%, 06/01/2029	4,333,285
4,950,000	TransDigm, Inc. 4.88%, 05/01/2029	4,776,817
		11,168,542
	Agriculture - 0.1%
2,500,000	Philip Morris International, Inc. 4.88%, 02/13/2029	2,540,246
	Apparel - 0.6%
9,025,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	9,507,630
2,520,000	PVH Corp. 4.63%, 07/10/2025	2,521,062
		12,028,692
	Auto Manufacturers - 2.4%
	Ford Motor Credit Co. LLC
4,275,000	2.70%, 08/10/2026	4,108,478
4,250,000	3.38%, 11/13/2025	4,200,336
14,175,000	6.50%, 02/07/2035	13,718,873
	General Motors Financial Co., Inc.
4,000,000	1.50%, 06/10/2026	3,852,941
2,000,000	5.00%, 04/09/2027	2,001,227
2,000,000	5.55%, 07/15/2029	2,014,510
13,500,000	5.90%, 01/07/2035	13,397,521
4,000,000	Hyundai Capital America 5.30%, 01/08/2029(1)	4,037,320
		47,331,206
	Auto Parts & Equipment - 0.1%
1,250,000	Goodyear Tire & Rubber Co. 5.00%, 07/15/2029	1,188,946
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Beverages - 0.8%
$ 2,825,000	Bacardi Ltd./Bacardi-Martini BV 5.25%, 01/15/2029(1)	$2,861,333
1,335,000	Coca-Cola Consolidated, Inc. 5.25%, 06/01/2029	1,370,816
5,375,000	JDE Peet's NV 1.38%, 01/15/2027(1)	5,054,808
5,800,000	Keurig Dr. Pepper, Inc. 4.60%, 05/15/2030(5)	5,799,696
		15,086,653
	Biotechnology - 0.4%
	Illumina, Inc.
4,780,000	4.65%, 09/09/2026	4,780,544
2,750,000	5.80%, 12/12/2025	2,768,556
		7,549,100
	Chemicals - 0.5%
	Celanese U.S. Holdings LLC
3,181,000	6.42%, 07/15/2027(3)	3,206,858
3,515,000	6.60%, 11/15/2028(3)	3,553,466
800,000	International Flavors & Fragrances, Inc. 4.45%, 09/26/2028	796,420
1,791,000	LYB International Finance III LLC 1.25%, 10/01/2025	1,764,739
		9,321,483
	Commercial Banks - 10.1%
	Bank of America Corp.
2,500,000	5.08%, 01/20/2027, (5.08% fixed rate until 01/20/2026; 6 mo. USD SOFR + 1.29% thereafter)(6)	2,509,851
4,000,000	5.20%, 04/25/2029, (5.20% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.63% thereafter)(6)	4,085,843
9,500,000	5.29%, 04/25/2034, (5.29% fixed rate until 04/25/2033; 6 mo. USD SOFR + 1.91% thereafter)(6)	9,525,816
5,200,000	5.82%, 09/15/2029, (5.82% fixed rate until 09/15/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	5,416,254
3,500,000	Bank of New York Mellon Corp. 6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(6)	3,717,095
2,500,000	Barclays PLC 6.49%, 09/13/2029, (6.49% fixed rate until 09/13/2028; 6 mo. USD SOFR + 2.22% thereafter)(6)	2,631,786
3,500,000	BNP Paribas SA 5.50%, 05/20/2030, (5.50% fixed rate until 05/20/2029; 6 mo. USD SOFR + 1.59% thereafter)(1)(6)	3,567,130
	BPCE SA
4,035,000	5.72%, 01/18/2030, (5.72% fixed rate until 01/18/2029; 6 mo. USD SOFR + 1.96% thereafter)(1)(6)	4,126,260
3,120,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(6)	3,295,614
4,130,000	CaixaBank SA 5.67%, 03/15/2030, (5.67% fixed rate until 03/15/2029; 6 mo. USD SOFR + 1.78% thereafter)(1)(6)	4,258,870
3,325,000	Citibank NA 4.84%, 08/06/2029	3,388,036
	Citigroup, Inc.
5,425,000	4.54%, 09/19/2030, (4.54% fixed rate until 09/19/2029; 6 mo. USD SOFR + 1.34% thereafter)(6)	5,369,829
5,000,000	5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(6)	5,073,532
The accompanying notes are an integral part of these financial statements.

82

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Commercial Banks - 10.1% - (continued)
	Goldman Sachs Group, Inc.
$ 11,050,000	3.10%, 02/24/2033, (3.10% fixed rate until 02/24/2032; 6 mo. USD SOFR + 1.41% thereafter)(6)	$9,744,827
5,550,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(6)	5,644,582
3,190,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(6)	3,306,582
5,000,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(6)	5,304,513
	HSBC Holdings PLC
2,405,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(6)	2,410,664
3,530,000	6.16%, 03/09/2029, (6.16% fixed rate until 03/09/2028; 6 mo. USD SOFR + 1.97% thereafter)(6)	3,661,167
	Huntington Bancshares, Inc.
3,000,000	4.44%, 08/04/2028, (4.44% fixed rate until 08/04/2027; 6 mo. USD SOFR + 1.97% thereafter)(6)	2,981,030
4,890,000	6.21%, 08/21/2029, (6.21% fixed rate until 08/21/2028; 6 mo. USD SOFR + 2.02% thereafter)(6)	5,084,769
	JP Morgan Chase & Co.
3,000,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(6)	2,996,124
4,645,000	4.98%, 07/22/2028, (4.98% fixed rate until 07/22/2027; 6 mo. USD SOFR + 0.93% thereafter)(6)	4,699,158
4,450,000	5.01%, 01/23/2030, (5.01% fixed rate until 01/23/2029; 6 mo. USD SOFR + 1.31% thereafter)(6)	4,524,228
5,550,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(6)	5,667,806
2,405,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(6)	2,464,429
9,575,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(6)	9,655,374
2,000,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(6)	2,102,203
8,600,000	Manufacturers & Traders Trust Co. 4.70%, 01/27/2028	8,643,784
	Morgan Stanley
5,750,000	4.99%, 04/12/2029, (4.99% fixed rate until 04/12/2028; 6 mo. USD SOFR + 1.38% thereafter)(6)	5,828,436
1,990,000	5.16%, 04/20/2029, (5.16% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.59% thereafter)(6)	2,025,973
5,000,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(6)	5,092,330
5,550,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(6)	5,658,715
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Commercial Banks - 10.1% - (continued)
$ 3,525,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(6)	$3,646,001
5,300,000	PNC Financial Services Group, Inc. 6.62%, 10/20/2027, (6.62% fixed rate until 10/20/2026; 6 mo. USD SOFR + 1.73% thereafter)(6)	5,458,631
2,500,000	Santander U.K. Group Holdings PLC 6.53%, 01/10/2029, (6.53% fixed rate until 01/10/2028; 6 mo. USD SOFR + 2.60% thereafter)(6)	2,604,528
4,755,000	Standard Chartered PLC 7.77%, 11/16/2028, (7.77% fixed rate until 11/16/2027; 1 yr. USD CMT + 3.45% thereafter)(1)(6)	5,093,128
3,000,000	Synchrony Bank 5.63%, 08/23/2027	3,032,165
	Wells Fargo & Co.
5,000,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(6)	4,916,621
2,730,000	4.81%, 07/25/2028, (4.81% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.98% thereafter)(6)	2,747,123
3,565,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(6)	3,620,298
2,605,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(6)	2,657,201
5,000,000	5.71%, 04/22/2028, (5.71% fixed rate until 04/22/2027; 6 mo. USD SOFR + 1.07% thereafter)(6)	5,110,929
2,135,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(6)	2,253,140
		195,602,375
	Commercial Services - 0.6%
2,995,000	Ashtead Capital, Inc. 1.50%, 08/12/2026(1)	2,882,499
3,820,000	Element Fleet Management Corp. 5.64%, 03/13/2027(1)	3,885,100
3,440,000	ERAC USA Finance LLC 5.00%, 02/15/2029(1)	3,499,396
	Howard University
500,000	1.99%, 10/01/2025	491,977
655,000	2.52%, 10/01/2025	645,921
		11,404,893
	Construction Materials - 0.2%
3,000,000	Lennox International, Inc. 5.50%, 09/15/2028	3,078,866
	Distribution/Wholesale - 0.3%
4,650,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	4,894,334
	Diversified Financial Services - 3.0%
5,525,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 5.38%, 12/15/2031	5,545,988
2,750,000	Air Lease Corp. 5.10%, 03/01/2029	2,788,308
3,050,000	Aircastle Ltd. 5.25%, 08/11/2025(1)	3,045,185
4,000,000	American Express Co. 5.53%, 04/25/2030, (5.53% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.09% thereafter)(6)	4,136,661
3,000,000	Aviation Capital Group LLC 6.75%, 10/25/2028(1)	3,174,590
	Capital One Financial Corp.
2,215,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(6)	2,259,050
The accompanying notes are an integral part of these financial statements.

83

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Diversified Financial Services - 3.0% - (continued)
$ 3,120,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(6)	$3,251,052
4,155,000	GGAM Finance Ltd. 8.00%, 06/15/2028(1)	4,360,785
9,050,000	goeasy Ltd. 6.88%, 05/15/2030(1)	8,826,344
5,000,000	Macquarie Airfinance Holdings Ltd. 6.40%, 03/26/2029(1)	5,131,870
5,175,000	Navient Corp. 5.50%, 03/15/2029	4,899,328
6,000,000	OneMain Finance Corp. 6.63%, 05/15/2029	6,017,490
6,070,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc. 2.88%, 10/15/2026(1)	5,858,059
		59,294,710
	Electric - 2.0%
4,900,000	AES Andes SA 6.30%, 03/15/2029(7)	4,977,792
	Alliant Energy Finance LLC
4,085,000	5.40%, 06/06/2027(1)	4,139,816
3,575,000	5.95%, 03/30/2029(1)	3,727,594
475,000	Cleco Corporate Holdings LLC 3.74%, 05/01/2026(3)	468,711
1,280,000	Duke Energy Carolinas LLC 4.85%, 03/15/2030	1,305,760
2,180,000	Edison International 5.25%, 11/15/2028	2,165,796
1,100,000	Electricite de France SA 5.70%, 05/23/2028(1)	1,134,990
500,000	FirstEnergy Pennsylvania Electric Co. 5.20%, 04/01/2028(1)	509,711
3,585,000	ITC Holdings Corp. 4.95%, 09/22/2027(1)	3,617,071
2,000,000	Pacific Gas & Electric Co. 4.95%, 06/08/2025	1,999,100
	Public Service Enterprise Group, Inc.
4,355,000	5.20%, 04/01/2029	4,463,137
10,350,000	5.88%, 10/15/2028	10,810,558
		39,320,036
	Electronics - 0.8%
	Flex Ltd.
4,850,000	3.75%, 02/01/2026	4,806,467
3,775,000	6.00%, 01/15/2028	3,859,963
4,000,000	Jabil, Inc. 1.70%, 04/15/2026	3,886,066
4,150,000	TD SYNNEX Corp. 1.75%, 08/09/2026	3,970,897
		16,523,393
	Energy-Alternate Sources - 0.2%
4,565,000	TerraForm Power Operating LLC 5.00%, 01/31/2028(1)	4,446,316
	Entertainment - 0.7%
5,300,000	Caesars Entertainment, Inc. 4.63%, 10/15/2029(1)	4,892,713
662,000	Jacobs Entertainment, Inc. 6.75%, 02/15/2029(1)	602,420
2,275,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	1,995,441
6,490,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	6,315,726
		13,806,300
	Food - 0.6%
4,775,000	Bimbo Bakeries USA, Inc. 6.05%, 01/15/2029(7)	4,981,953
4,875,000	Post Holdings, Inc. 6.38%, 03/01/2033(1)	4,820,196
1,990,000	Tyson Foods, Inc. 5.40%, 03/15/2029	2,047,826
		11,849,975
	Forest Products & Paper - 0.3%
5,100,000	Suzano Austria GmbH 5.00%, 01/15/2030	4,979,634
	Gas - 0.3%
5,800,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(1)	5,950,264
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Hand/Machine Tools - 0.5%
	Regal Rexnord Corp.
$ 2,375,000	6.05%, 02/15/2026	$2,388,642
7,030,000	6.05%, 04/15/2028	7,211,124
		9,599,766
	Healthcare - Products - 0.6%
5,775,000	Solventum Corp. 5.40%, 03/01/2029	5,889,877
5,575,000	Stryker Corp. 4.85%, 02/10/2030	5,652,267
		11,542,144
	Healthcare - Services - 1.1%
3,206,000	Beth Israel Lahey Health, Inc. 2.22%, 07/01/2028	2,988,844
4,755,000	Icon Investments Six DAC 5.85%, 05/08/2029	4,869,563
	IQVIA, Inc.
3,000,000	5.70%, 05/15/2028	3,052,680
8,740,000	6.25%, 02/01/2029	9,081,568
1,905,000	PeaceHealth Obligated Group 1.38%, 11/15/2025	1,869,963
		21,862,618
	Insurance - 1.9%
	Athene Global Funding
3,000,000	1.73%, 10/02/2026(1)	2,883,084
7,215,000	5.58%, 01/09/2029(1)	7,383,632
3,020,000	Brighthouse Financial Global Funding 1.55%, 05/24/2026(1)	2,922,352
2,355,000	CNO Global Funding 1.75%, 10/07/2026(1)	2,265,783
	Corebridge Global Funding
2,700,000	5.20%, 01/12/2029(1)	2,754,455
1,870,000	5.90%, 09/19/2028(1)	1,951,214
	GA Global Funding Trust
3,675,000	5.40%, 01/13/2030(1)	3,761,187
5,740,000	5.50%, 01/08/2029(1)	5,884,606
	RGA Global Funding
2,575,000	5.45%, 05/24/2029(1)	2,654,710
3,675,000	6.00%, 11/21/2028(1)	3,860,932
		36,321,955
	Investment Company Security - 1.2%
	Ares Capital Corp.
4,000,000	5.88%, 03/01/2029	4,027,152
4,000,000	5.95%, 07/15/2029	4,049,139
5,560,000	7.00%, 01/15/2027	5,712,998
5,000,000	Ares Strategic Income Fund 6.35%, 08/15/2029(1)	5,095,400
4,275,000	FS KKR Capital Corp. 3.25%, 07/15/2027	4,059,246
		22,943,935
	IT Services - 0.2%
4,225,000	DXC Technology Co. 1.80%, 09/15/2026	4,054,663
	Leisure Time - 0.3%
6,700,000	Royal Caribbean Cruises Ltd. 5.38%, 07/15/2027(1)	6,692,180
	Lodging - 0.5%
375,000	Las Vegas Sands Corp. 6.00%, 08/15/2029	379,174
2,500,000	Marriott International, Inc. 5.55%, 10/15/2028	2,582,925
6,600,000	Wynn Macau Ltd. 5.13%, 12/15/2029(1)	6,093,318
		9,055,417
	Media - 0.8%
5,150,000	CCO Holdings LLC/CCO Holdings Capital Corp. 4.75%, 03/01/2030(1)	4,861,781
The accompanying notes are an integral part of these financial statements.

84

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Media - 0.8% - (continued)
$ 7,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital 6.15%, 11/10/2026	$7,186,176
2,565,000	Cox Communications, Inc. 5.45%, 09/15/2028(1)	2,643,871
		14,691,828
	Mining - 0.6%
3,800,000	Glencore Funding LLC 6.13%, 10/06/2028(1)	3,968,118
7,100,000	Novelis Corp. 3.25%, 11/15/2026(1)	6,885,721
600,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(1)	622,500
		11,476,339
	Oil & Gas - 0.6%
1,260,000	Aker BP ASA 5.60%, 06/13/2028(1)	1,285,098
2,560,000	Ovintiv, Inc. 5.65%, 05/15/2028	2,607,249
	Var Energi ASA
4,000,000	5.00%, 05/18/2027(1)	4,032,978
4,340,000	7.50%, 01/15/2028(1)	4,577,398
		12,502,723
	Oil & Gas Services - 0.1%
1,620,000	Schlumberger Holdings Corp. 5.00%, 11/15/2029(1)	1,644,907
	Packaging & Containers - 0.4%
	Berry Global, Inc.
2,000,000	1.65%, 01/15/2027	1,897,565
2,140,000	5.50%, 04/15/2028	2,188,191
4,450,000	Silgan Holdings, Inc. 1.40%, 04/01/2026(1)	4,291,566
		8,377,322
	Pharmaceuticals - 0.4%
	Bayer U.S. Finance LLC
1,440,000	6.13%, 11/21/2026(1)	1,465,813
1,610,000	6.25%, 01/21/2029(1)	1,678,286
5,000,000	Teva Pharmaceutical Finance Netherlands III BV 4.75%, 05/09/2027	4,905,117
		8,049,216
	Pipelines - 1.5%
4,250,000	Buckeye Partners LP 6.88%, 07/01/2029(1)	4,330,062
	Columbia Pipelines Holding Co. LLC
1,270,000	5.10%, 10/01/2031(1)	1,253,531
3,680,000	6.04%, 08/15/2028(1)	3,794,548
755,000	6.06%, 08/15/2026(1)	765,639
	Energy Transfer LP
3,000,000	5.55%, 02/15/2028	3,074,602
905,000	6.10%, 12/01/2028	946,634
5,000,000	Kinder Morgan, Inc. 5.00%, 02/01/2029	5,051,279
2,350,000	ONEOK, Inc. 5.65%, 11/01/2028	2,422,832
3,000,000	Targa Resources Corp. 6.15%, 03/01/2029	3,127,423
4,265,000	Western Midstream Operating LP 6.35%, 01/15/2029	4,428,750
		29,195,300
	Real Estate - 0.7%
6,000,000	CBRE Services, Inc. 5.50%, 04/01/2029	6,156,149
6,980,000	Jones Lang LaSalle, Inc. 6.88%, 12/01/2028	7,437,250
		13,593,399
	Real Estate Investment Trusts - 3.5%
3,500,000	American Tower Corp. 5.50%, 03/15/2028	3,600,102
6,335,000	American Tower Trust I 5.49%, 03/15/2053(1)	6,445,539
3,800,000	Brandywine Operating Partnership LP 8.88%, 04/12/2029	3,985,193
2,645,000	COPT Defense Properties LP 2.25%, 03/15/2026	2,580,602
	Crown Castle, Inc.
5,000,000	1.05%, 07/15/2026	4,785,945
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 43.3% - (continued)
	Real Estate Investment Trusts - 3.5% - (continued)
$ 4,875,000	4.80%, 09/01/2028	$4,889,738
3,000,000	GLP Capital LP/GLP Financing II, Inc. 5.38%, 04/15/2026	2,991,934
5,391,000	HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 06/15/2026(1)	5,229,787
4,125,000	Kilroy Realty LP 4.25%, 08/15/2029	3,902,277
4,090,000	LXP Industrial Trust 6.75%, 11/15/2028	4,348,414
3,325,000	Piedmont Operating Partnership LP 9.25%, 07/20/2028	3,601,343
	SBA Tower Trust
1,010,000	1.63%, 05/15/2051(1)	961,469
1,390,000	1.88%, 07/15/2050(1)	1,360,460
5,410,000	4.83%, 10/15/2029(1)	5,340,130
5,000,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	4,947,974
9,050,000	XHR LP 6.63%, 05/15/2030(1)	8,914,518
		67,885,425
	Retail - 0.7%
1,350,000	AutoZone, Inc. 6.25%, 11/01/2028	1,430,205
5,800,000	Beacon Roofing Supply, Inc. 6.75%, 04/30/2032(1)	5,815,002
2,750,000	Dollar General Corp. 5.20%, 07/05/2028	2,794,241
2,780,000	Group 1 Automotive, Inc. 4.00%, 08/15/2028(1)	2,642,874
		12,682,322
	Semiconductors - 1.0%
	Broadcom, Inc.
2,750,000	5.05%, 04/15/2030	2,799,742
2,750,000	5.20%, 04/15/2032	2,794,170
3,520,000	Foundry JV Holdco LLC 5.90%, 01/25/2030(1)	3,654,137
	Marvell Technology, Inc.
1,850,000	4.88%, 06/22/2028	1,860,247
815,000	5.75%, 02/15/2029	843,424
3,000,000	Microchip Technology, Inc. 5.05%, 03/15/2029	3,004,845
5,610,000	Skyworks Solutions, Inc. 1.80%, 06/01/2026	5,405,184
		20,361,749
	Software - 1.0%
4,680,000	Constellation Software, Inc. 5.16%, 02/16/2029(1)	4,762,456
5,350,000	Fiserv, Inc. 4.75%, 03/15/2030	5,345,787
3,770,000	Open Text Corp. 6.90%, 12/01/2027(1)	3,877,537
5,575,000	Oracle Corp. 4.80%, 08/03/2028	5,647,517
		19,633,297
	Telecommunications - 0.5%
10,195,000	Rogers Communications, Inc. 5.00%, 02/15/2029	10,282,468
	Trucking & Leasing - 0.6%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
3,000,000	1.20%, 11/15/2025(1)	2,939,344
2,275,000	4.40%, 07/01/2027(1)	2,265,780
2,795,000	5.35%, 03/30/2029(1)	2,845,132
2,645,000	5.70%, 02/01/2028(1)	2,714,294
		10,764,550
	Total Corporate Bonds (cost $828,649,023)	$840,579,487
MUNICIPAL BONDS - 0.1%
	Medical - 0.1%
1,875,000	Oklahoma Dev Finance Auth, OK, Rev, (AGM) 5.45%, 08/15/2028	$1,920,400
	Total Municipal Bonds (cost $1,858,545)	$1,920,400
The accompanying notes are an integral part of these financial statements.

85

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8)
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
$ 16,154	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(9)	$15,931
193,846	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	191,181
490,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	481,631
1,067,625	Spirit AeroSystems, Inc. 8.78%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	1,066,739
3,816,784	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,775,906
		5,531,388
	Airlines - 0.1%
247,500	Air Canada 6.32%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	243,909
763,750	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	746,566
611,925	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	550,732
366,417	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	369,088
760,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	755,881
		2,666,176
	Apparel - 0.2%
2,698,654	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,643,682
806,250	Crocs, Inc. 6.55%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	806,758
1,037,035	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,025,805
		4,476,245
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 1,268,005	5.15%, 07/16/2031, 1 mo. EURIBOR + 3.00%	1,404,916
$ 1,124,357	6.82%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,100,543
1,169,291	First Brands Group LLC 9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	1,082,470
		3,587,929
	Beverages - 0.0%
592,708	Pegasus Bidco BV 7.57%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	589,744
	Chemicals - 0.2%
1,124,819	Axalta Coating Systems U.S. Holdings, Inc. 6.05%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	1,123,177
1,091,637	Element Solutions, Inc. 6.07%, 12/18/2030, 1 mo. USD Term SOFR + 1.75%	1,088,003
247,650	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	245,688
	Tronox Finance LLC
991,627	6.55%, 04/04/2029, 3 mo. USD Term SOFR + 2.25%	929,957
840,967	6.81%, 09/30/2031, 3 mo. USD Term SOFR + 2.50%	788,642
		4,175,467
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
$ 14,117	3.50%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(9)	$14,123
190,406	7.74%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%	190,486
		204,609
	Commercial Services - 1.3%
1,852,794	AlixPartners LLP 6.94%, 02/04/2028, 1 mo. USD Term SOFR + 2.50%	1,850,219
902,403	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	901,031
893,580	APi Group DE, Inc. 6.07%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	891,472
1,039,775	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,035,585
EUR 1,443,965	Boels Topholding BV 5.10%, 05/23/2031, 1 mo. EURIBOR + 2.75%	1,621,860
$ 842,887	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	840,780
498,170	BrightView Landscapes LLC 6.28%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	488,206
1,143,479	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,103,457
1,245,843	Corp. Service Co. 6.32%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,232,350
1,003,354	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,001,788
1,226,925	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	1,216,570
880,048	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	877,848
540,919	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	537,988
2,450,356	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	2,434,100
2,175,519	United Rentals, Inc. 6.07%, 02/14/2031, 1 mo. USD Term SOFR + 1.75%	2,180,958
240,000	Valvoline, Inc. 6.29%, 03/19/2032, 1 mo. USD Term SOFR + 2.00%	238,901
EUR 2,380,000	Verisure Holding AB 5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	2,683,539
$ 552,781	Vestis Corp. 6.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	537,580
2,588,225	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	2,557,502
		24,231,734
	Construction Materials - 0.4%
971,513	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	958,281
	Emerald Borrower LP
378,100	6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	373,139
591,870	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	584,252
337,450	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	331,430
	Quikrete Holdings, Inc.
2,202,156	6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	2,157,299
510,000	6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	499,336
The accompanying notes are an integral part of these financial statements.

86

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Construction Materials - 0.4% - (continued)
$ 682,459	Standard Industries, Inc. 6.07%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	$682,350
1,550,301	Zurn Holdings, Inc. 6.44%, 10/04/2028, 1 mo. USD Term SOFR + 2.00%	1,556,115
		7,142,202
	Distribution/Wholesale - 0.4%
4,148,493	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	4,141,316
1,817,210	Core & Main LP 6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	1,812,667
999,857	Windsor Holdings III LLC 7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	984,610
		6,938,593
	Diversified Financial Services - 0.4%
1,915,275	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,911,386
2,443,679	Corpay Technologies Operating Co. LLC 6.07%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	2,433,196
474,000	Delos Aircraft DAC 6.05%, 10/31/2027, 3 mo. USD Term SOFR + 1.75%	473,829
1,045,222	Russell Investments U.S. Institutional Holdco, Inc. 9.28%, 05/30/2027, 3 mo. USD Term SOFR + 5.00%	969,318
2,320,525	Setanta Aircraft Leasing DAC 6.05%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	2,320,943
		8,108,672
	Electric - 0.1%
1,046,659	Constellation Renewables LLC 6.56%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,044,701
	Electronics - 0.2%
1,452,841	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	1,434,681
439,944	Ingram Micro, Inc. 7.05%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	439,394
750,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	718,747
280,000	Minimax Viking GmbH 6.57%, 03/17/2032, 1 mo. USD Term SOFR + 2.25%	278,600
		2,871,422
	Engineering & Construction - 0.3%
2,073,399	Brown Group Holding LLC 6.82%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	2,050,342
289,275	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	286,866
338,625	Fluidra SA 6.35%, 01/29/2029, 1 mo. USD Term SOFR + 1.93%	334,392
1,045,679	KKR Apple Bidco LLC 6.82%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	1,031,678
1,175,000	Newly Weds Foods, Inc. 6.58%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	1,167,656
		4,870,934
	Entertainment - 0.5%
844,600	Caesars Entertainment, Inc. 6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	831,509
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Entertainment - 0.5% - (continued)
$ 1,960,249	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	$1,953,722
	Delta 2 Lux SARL
303,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	301,629
151,667	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	150,814
235,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	232,699
935,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	921,751
383,976	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	369,193
656,688	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	634,032
709,925	Penn Entertainment, Inc. 6.82%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	706,375
1,786,500	Six Flags Entertainment Corp. 6.32%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	1,769,528
1,221,937	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,220,153
		9,091,405
	Environmental Control - 0.3%
2,463,176	Clean Harbors, Inc. 6.07%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	2,474,457
1,222,473	Filtration Group Corp. 7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,220,078
580,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	571,300
1,032,943	Reworld Holding Corp. 6.58%, 11/30/2028, 1 mo. USD Term SOFR + 2.25%	1,027,778
		5,293,613
	Food - 0.2%
288,543	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	287,821
1,537,036	CHG PPC Parent LLC 7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,533,193
914,412	Froneri Lux Finco SARL 6.24%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	906,869
930,687	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	933,480
753,351	UTZ Quality Foods LLC 6.82%, 01/29/2032, 1 mo. USD Term SOFR + 2.50%	748,077
		4,409,440
	Food Service - 0.1%
	Aramark Services, Inc.
1,001,985	6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	1,002,736
1,438,064	6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,435,662
		2,438,398
	Healthcare - Products - 0.1%
	Avantor Funding, Inc.
EUR 91,369	4.65%, 06/12/2028, 1 mo. EURIBOR + 2.50%	103,444
$ 150,443	6.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	150,489
1,783,084	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	1,769,889
		2,023,822
The accompanying notes are an integral part of these financial statements.

87

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Healthcare - Services - 0.2%
$ 1,292,569	AHP Health Partners, Inc. 7.07%, 08/24/2028, 1 mo. USD Term SOFR + 2.75%	$1,289,738
119,948	ICON Luxembourg SARL 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	119,998
1,214,656	IQVIA, Inc. 6.05%, 01/02/2031, 3 mo. USD Term SOFR + 1.75%	1,212,834
490,283	Medical Solutions Holdings, Inc. 7.88%, 11/01/2028, 3 mo. USD Term SOFR + 3.50%	292,944
1,595,146	Surgery Center Holdings, Inc. 7.07%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,588,670
		4,504,184
	Home Builders - 0.1%
1,237,100	Installed Building Products, Inc. 6.07%, 03/28/2031, 1 mo. USD Term SOFR + 1.75%	1,236,840
	Home Furnishings - 0.1%
1,745,625	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	1,740,388
	Household Products/Wares - 0.1%
1,255,000	Reynolds Consumer Products LLC 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	1,257,610
	Insurance - 0.9%
2,412,133	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	2,380,486
731,422	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	725,783
438,900	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	436,363
	Asurion LLC
2,062,565	7.69%, 12/23/2026, 1 mo. USD Term SOFR + 3.25%	2,044,187
840,000	7.69%, 07/31/2027, 1 mo. USD Term SOFR + 3.25%	820,403
688,033	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	663,202
550,175	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	532,306
1,055,000	9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	982,659
2,466,845	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	2,449,331
1,168,132	Ryan Specialty Group LLC 6.57%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	1,162,291
3,439,720	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	3,420,388
638,952	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	631,233
1,967,760	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,954,064
		18,202,696
	Internet - 0.3%
971,210	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	534,165
1,724,269	Gen Digital, Inc. 6.07%, 09/12/2029, 1 mo. USD Term SOFR + 1.75%	1,707,268
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Internet - 0.3% - (continued)
	Go Daddy Operating Co. LLC
$ 894,092	6.07%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	$889,881
931,399	6.07%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	926,062
	MH Sub I LLC
835,972	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	789,994
565,779	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	494,553
129,673	Proofpoint, Inc. 7.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	128,830
		5,470,753
	IT Services - 0.5%
867,825	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	855,623
1,047,375	CACI International, Inc. 6.07%, 10/30/2031, 1 mo. USD Term SOFR + 1.75%	1,039,520
1,019,875	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	996,928
910,000	Kaseya, Inc. 7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	902,848
2,170,258	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	2,031,904
1,831,982	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	1,649,113
1,642,413	Science Applications International Corp. 6.07%, 02/10/2031, 1 mo. USD Term SOFR + 1.75%	1,647,209
836,942	Tempo Acquisition LLC 6.07%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	829,360
		9,952,505
	Leisure Time - 0.2%
	Carnival Corp.
205,721	6.33%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	205,336
1,276,983	6.33%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	1,271,402
2,156,000	Hayward Industries, Inc. 6.94%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	2,146,126
952,875	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	882,153
		4,505,017
	Lodging - 0.2%
2,222,851	Four Seasons Hotels Ltd. 6.07%, 11/30/2029, 1 mo. USD Term SOFR + 1.75%	2,223,140
974,847	Hilton Domestic Operating Co., Inc. 6.08%, 11/08/2030, 1 mo. USD Term SOFR + 1.75%	970,860
1,247,400	Station Casinos LLC 6.32%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	1,236,622
		4,430,622
	Machinery - Construction & Mining - 0.1%
1,806,362	WEC U.S. Holdings Ltd. 6.57%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,787,847
	Machinery-Diversified - 0.1%
1,801,137	TK Elevator Midco GmbH 7.24%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	1,792,131
The accompanying notes are an integral part of these financial statements.

88

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Media - 0.2%
$ 808,898	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	$804,352
1,546,038	Charter Communications Operating LLC 6.55%, 12/15/2031, 3 mo. USD Term SOFR + 2.25%	1,539,854
62,506	Directv Financing LLC 9.54%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	62,423
681,220	EW Scripps Co. 10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	617,144
547,007	Nexstar Broadcasting, Inc. 6.94%, 09/18/2026, 1 mo. USD Term SOFR + 2.50%	546,750
1,000,000	Ziggo Financing Partnership 6.94%, 04/30/2028, 1 mo. USD Term SOFR + 2.50%	982,500
		4,553,023
	Mining - 0.1%
721,875	American Rock Salt Co. LLC 8.44%, 06/09/2028, 1 mo. USD Term SOFR + 4.00%	587,606
620,601	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	610,827
955,000	Novelis Corp. 6.29%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	952,020
		2,150,453
	Miscellaneous Manufacturing - 0.1%
EUR 1,487,723	CeramTec AcquiCo GmbH 6.00%, 03/16/2029, 3 mo. EURIBOR + 3.50%	1,656,683
$ 340,000	John Bean Technologies Corp. 6.67%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	338,725
		1,995,408
	Oil & Gas - 0.0%
280,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	275,100
	Packaging & Containers - 0.3%
2,049,596	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	2,033,650
	Clydesdale Acquisition Holdings, Inc.
13,058	7.48%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	12,943
746,942	7.49%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	740,316
967,867	7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	960,492
1,887,084	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	1,858,419
		5,605,820
	Pharmaceuticals - 0.2%
2,045,037	Elanco Animal Health, Inc. 6.17%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	2,031,581
726,350	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	702,591
1,417,734	Jazz Financing Lux SARL 6.57%, 05/05/2028, 1 mo. USD Term SOFR + 2.25%	1,411,907
554,271	Option Care Health, Inc. 6.57%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	553,578
29,885	PRA Health Sciences, Inc. 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	29,898
		4,729,555
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Pipelines - 0.3%
$ 234,981	Buckeye Partners LP 6.07%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	$234,864
284,287	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	283,730
725,746	GIP Pilot Acquisition Partners LP 6.28%, 10/04/2030, 3 mo. USD Term SOFR + 2.00%	719,395
734,492	Northriver Midstream Finance LP 6.55%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	731,473
1,013,612	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	1,002,371
2,155,412	UGI Energy Services LLC 6.82%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	2,149,485
269,942	Whitewater Whistler Holdings LLC 6.05%, 02/15/2030, 3 mo. USD Term SOFR + 1.75%	268,322
		5,389,640
	REITS - 0.0%
706,063	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	700,591
	Retail - 0.9%
2,637,841	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	2,608,165
447,140	EG Group Ltd. 8.56%, 02/07/2028, 3 mo. USD Term SOFR + 4.25%	446,420
865,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	843,375
919,187	Foundation Building Materials Holding Co. LLC 7.79%, 01/31/2028, 3 mo. USD Term SOFR + 3.25%	880,425
1,986,521	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,938,348
962,725	Harbor Freight Tools USA, Inc. 6.82%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	893,361
1,654,464	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	1,640,632
1,672,077	KFC Holding Co. 6.18%, 03/15/2028, 1 mo. USD Term SOFR + 1.75%	1,672,596
1,946,603	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	1,838,333
1,665,406	Les Schwab Tire Centers 6.81%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	1,651,883
1,039,451	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	567,280
978,475	Petco Health & Wellness Co., Inc. 7.81%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	851,087
1,109,750	PetSmart, Inc. 8.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,091,717
980,355	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	953,837
		17,877,459
	Semiconductors - 0.0%
694,017	MKS Instruments, Inc. 6.32%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	687,423
The accompanying notes are an integral part of these financial statements.

89

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 11.8%(8) - (continued)
	Software - 1.1%
$ 630,169	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	$623,969
1,183,434	CCC Intelligent Solutions, Inc. 6.32%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	1,180,475
2,000,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,952,500
3,395,694	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	3,381,364
1,859,385	E2open LLC 7.94%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,847,763
518,950	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	515,058
927,227	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	921,961
675,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	671,625
1,260,903	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,255,544
984,810	Playtika Holding Corp. 7.19%, 03/13/2028, 1 mo. USD Term SOFR + 2.75%	960,288
1,058,935	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	1,019,553
1,280,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	1,278,400
1,666,328	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,663,378
543,610	Surf Holdings LLC 7.93%, 03/05/2027, 1 mo. USD Term SOFR + 3.50%	542,762
1,629,606	UKG, Inc. 7.32%, 02/10/2031, 1 mo. USD Term SOFR + 3.00%	1,623,170
2,911,626	Zelis Payments Buyer, Inc. 7.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	2,838,835
		22,276,645
	Telecommunications - 0.3%
2,347,661	Ciena Corp. 6.07%, 10/24/2030, U.S. (Fed) Prime Rate + 0.75%	2,332,988
EUR 2,392,234	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	2,677,306
$ 563,785	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	560,436
		5,570,730
	Transportation - 0.2%
1,639,803	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	1,630,833
999,027	Savage Enterprises LLC 7.07%, 09/15/2028, 1 mo. USD Term SOFR + 2.75%	997,069
680,000	Stonepeak Nile Parent LLC 9.25%, 04/09/2032, 1 mo. USD Term SOFR + 1.75%	667,393
		3,295,295
	Total Senior Floating Rate Interests (cost $233,360,342)	$229,684,229
U.S. GOVERNMENT AGENCIES - 6.6%
	Mortgage-Backed Agencies - 6.6%
	Federal Home Loan Mortgage Corp. - 3.8%
592,718	1.00%, 05/25/2033	$549,859
577,283	1.00%, 06/15/2044	536,797
1,703,155	2.50%, 12/15/2042	1,566,669
27,816	3.50%, 09/15/2043	27,657
597,860	4.50%, 07/15/2040	600,720
23,310,893	5.50%, 12/01/2054	23,421,167
Shares or Principal Amount			Market Value†
U.S. GOVERNMENT AGENCIES - 6.6% - (continued)
	Mortgage-Backed Agencies - 6.6% - (continued)
	Federal Home Loan Mortgage Corp. - 3.8% - (continued)
$ 20,299,852	6.00%, 02/01/2054		$20,770,147
25,684,280	6.00%, 07/01/2054		26,095,299
			73,568,315
	Federal National Mortgage Association - 2.7%
580,770	1.50%, 11/25/2042		547,491
547,074	2.00%, 04/25/2034		536,510
1,901,536	2.00%, 12/25/2042		1,629,014
1,751,123	2.50%, 03/25/2035		1,697,620
2,630,072	3.00%, 02/25/2043		2,436,286
3,932	3.00%, 04/25/2043		3,916
388,650	3.00%, 05/25/2047		380,216
1,193,383	3.25%, 11/25/2043		1,166,329
7,986,135	3.38%, 08/25/2048		7,595,157
1,692,073	3.50%, 10/25/2035		1,650,120
1,751,012	4.00%, 11/25/2041		1,686,703
3,961,290	4.50%, 05/25/2040		3,974,962
23,255,061	5.50%, 07/01/2054		23,265,851
6,223,297	5.80%, 06/25/2041		6,503,281
			53,073,456
	Government National Mortgage Association - 0.1%
1,091,057	2.00%, 05/20/2046		962,728
409,809	3.00%, 08/20/2045		391,997
553,067	3.50%, 05/20/2048		528,100
47,354	5.00%, 08/20/2039		47,719
			1,930,544
	Total U.S. Government Agencies (cost $128,537,416)		$128,572,315
U.S. GOVERNMENT SECURITIES - 13.1%
	U.S. Treasury Securities - 13.1%
	U.S. Treasury Notes - 13.1%
101,175,000	0.50%, 04/30/2027		$95,167,734
15,000,000	2.63%, 05/31/2027		14,705,859
44,650,000	2.75%, 07/31/2027		43,830,254
10,950,000	3.25%, 06/30/2027		10,873,008
33,475,000	4.00%, 12/15/2027		33,831,980
48,085,000	4.13%, 02/28/2027		48,490,717
6,755,000	4.25%, 12/31/2026		6,816,217
	Total U.S. Government Securities (cost $251,479,268)		$253,715,769
	Total Long-Term Investments (cost $1,925,086,223)		$1,919,855,872
SHORT-TERM INVESTMENTS - 0.1%
	Repurchase Agreements - 0.1%
1,994,952	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $1,995,194; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $2,034,957		$1,994,952
	Total Short-Term Investments (cost $1,994,952)		$1,994,952
	Total Investments (cost $1,927,081,175)	98.9%	$1,921,850,824
	Other Assets and Liabilities	1.1%	21,386,918
	Net Assets	100.0%	$1,943,237,742
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

90

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$662,401,790, representing 34.1% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $5,785,268 at April 30, 2025.
(6)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $9,959,745, representing 0.5% of net assets.

(8)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(9)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $30,054, which represents to 0.0% of total net assets.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	810	06/30/2025	$168,600,235	$381,229
Short position contracts:
U.S. Treasury 5-Year Note Future	(1,249)	06/30/2025	$(136,384,946)	$(2,490,670)
U.S. Treasury 10-Year Ultra Future	(800)	06/18/2025	(91,787,500)	(647,636)
Total				$(3,138,306)
Total futures contracts				$(2,757,077)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,614,000	EUR	2,981,905	USD	DEUT	05/07/2025	$(19,379)
2,820,656	USD	2,614,000	EUR	DEUT	05/07/2025	(141,869)
11,780,197	USD	10,323,934	EUR	DEUT	05/30/2025	62,826
2,986,753	USD	2,614,000	EUR	DEUT	06/03/2025	19,333
Total foreign currency contracts						$(79,089)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

91

The Hartford Short Duration Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$465,383,672	$—	$465,383,672	$—
Corporate Bonds	840,579,487	—	840,579,487	—
Municipal Bonds	1,920,400	—	1,920,400	—
Senior Floating Rate Interests	229,684,229	—	229,684,229	—
U.S. Government Agencies	128,572,315	—	128,572,315	—
U.S. Government Securities	253,715,769	—	253,715,769	—
Short-Term Investments	1,994,952	—	1,994,952	—
Foreign Currency Contracts(2)	82,159	—	82,159	—
Futures Contracts(2)	381,229	381,229	—	—
Total	$1,922,314,212	$381,229	$1,921,932,983	$—
Liabilities
Foreign Currency Contracts(2)	$(161,248)	$—	$(161,248)	$—
Futures Contracts(2)	(3,138,306)	(3,138,306)	—	—
Total	$(3,299,554)	$(3,138,306)	$(161,248)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

92

The Hartford Strategic Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9%
	Asset-Backed - Automobile - 5.8%
$ 910,000	Ally Auto Receivables Trust 3.45%, 06/15/2027	$903,518
	Ally Bank Auto Credit-Linked Notes
1,590,738	6.68%, 09/15/2032(1)	1,591,316
2,175,499	7.92%, 05/17/2032(1)	2,201,258
966,524	8.04%, 09/15/2032(1)	968,138
669,384	9.89%, 05/17/2032(1)	684,570
2,425,000	AmeriCredit Automobile Receivables Trust 5.57%, 03/20/2028	2,454,660
4,990,000	Avid Automobile Receivables Trust 11.14%, 05/15/2029(1)	5,120,338
	Avis Budget Rental Car Funding AESOP LLC
2,155,000	7.32%, 02/20/2028(1)	2,154,056
1,800,000	7.35%, 04/20/2028(1)	1,786,815
	Bridgecrest Lending Auto Securitization Trust
2,115,000	4.72%, 09/15/2028	2,118,725
5,082,705	5.53%, 01/18/2028	5,091,376
	Credit Acceptance Auto Loan Trust
7,500,000	6.13%, 12/15/2033(1)	7,618,258
752,318	6.57%, 10/15/2032(1)	753,040
4,099,093	Drive Auto Receivables Trust 5.35%, 02/15/2028	4,104,002
1,785,000	DT Auto Owner Trust 3.34%, 07/17/2028(1)	1,732,101
3,195,000	Enterprise Fleet Financing LLC 5.16%, 09/20/2030(1)	3,254,469
	Exeter Automobile Receivables Trust
14,910,000	4.67%, 08/15/2028	14,934,212
4,480,000	7.48%, 09/15/2032(1)	4,493,698
9,200,000	7.81%, 10/15/2032(1)	9,334,884
68,300	Flagship Credit Auto Trust 1.49%, 02/15/2027(1)	68,213
	Ford Credit Auto Owner Trust
1,700,000	5.03%, 02/15/2028	1,709,756
10,000,000	5.28%, 02/15/2036(1)	10,289,015
1,317,000	GLS Auto Receivables Issuer Trust 7.19%, 03/15/2032(1)	1,290,745
9,795,000	GM Financial Consumer Automobile Receivables Trust 4.73%, 08/16/2030	9,946,946
	Hertz Vehicle Financing III LLC
5,720,000	7.98%, 09/25/2029(1)	5,599,456
3,460,000	9.13%, 06/25/2027(1)	3,476,070
4,770,000	9.40%, 09/25/2029(1)	4,857,632
10,405,000	9.43%, 02/25/2028(1)	10,535,974
5,000,000	Hertz Vehicle Financing III LP 4.34%, 12/27/2027(1)	4,751,003
5,010,000	Hertz Vehicle Financing LLC 5.16%, 06/26/2028(1)	4,718,808
	Huntington Bank Auto Credit-Linked Notes
736,304	7.85%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	731,910
984,030	8.35%, 10/20/2032, 30 day USD SOFR Average + 4.00%(1)(2)	981,868
1,390,796	11.50%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(2)	1,370,819
6,630,000	Hyundai Auto Lease Securitization Trust 5.35%, 05/15/2028(1)	6,683,706
	Santander Bank Auto Credit-Linked Notes
6,484	5.00%, 12/15/2031(1)	6,483
1,200,000	6.17%, 12/15/2031(1)	1,194,239
3,125,000	6.80%, 01/18/2033(1)	3,088,438
958,589	8.41%, 12/15/2033(1)	965,138
6,100,000	8.88%, 01/18/2033(1)	6,132,822
542,597	12.24%, 12/15/2033(1)	563,881
715,000	13.75%, 06/15/2033(1)	755,226
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Asset-Backed - Automobile - 5.8% - (continued)
	Santander Drive Auto Receivables Trust
$ 1,209,261	1.35%, 07/15/2027	$1,203,156
10,590,372	1.67%, 10/15/2027	10,463,682
2,335,000	5.25%, 04/17/2028	2,338,693
6,046,514	5.73%, 04/17/2028	6,067,714
3,720,000	SBNA Auto Lease Trust 5.24%, 01/22/2029(1)	3,748,391
3,234,073	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	3,269,788
	Tricolor Auto Securitization Trust
1,000,000	8.64%, 07/15/2030(1)	1,019,152
7,075,000	13.45%, 06/15/2028(1)	7,466,697
8,830,000	Westlake Automobile Receivables Trust 3.66%, 12/15/2027(1)	8,774,140
3,100,000	Westlake Flooring Master Trust 5.43%, 02/15/2028(1)	3,119,196
12,550,000	Wheels Fleet Lease Funding 1 LLC 4.80%, 09/19/2039(1)	12,623,002
		211,111,193
	Asset-Backed - Credit Card - 0.4%
14,100,000	American Express Credit Account Master Trust 5.15%, 09/15/2030	14,545,540
	Commercial Mortgage-Backed Securities - 5.0%
2,060,000	BAMLL Commercial Mortgage Securities Trust 3.84%, 11/05/2032(1)(3)	1,369,411
	BBCMS Mortgage Trust
2,490,000	1.09%, 04/15/2053(3)(4)	110,214
4,167,920	1.71%, 04/15/2053(3)(4)	209,803
	Benchmark Mortgage Trust
12,591,312	1.38%, 03/15/2062(3)(4)	504,897
8,591,305	1.62%, 01/15/2054(3)(4)	583,498
541,000	4.97%, 03/15/2052(3)	472,185
3,765,000	BOCA Commercial Mortgage Trust 8.76%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	3,681,113
	BPR Trust
1,580,000	5.85%, 11/05/2041(1)(3)	1,434,174
8,245,000	8.50%, 08/15/2039, 1 mo. USD Term SOFR + 4.18%(1)(2)	8,234,165
3,470,000	8.63%, 10/05/2038(1)(3)	3,611,248
5,675,000	11.95%, 05/15/2039, 1 mo. USD Term SOFR + 7.63%(1)(2)	5,589,838
1,742,000	BX Commercial Mortgage Trust 7.29%, 09/15/2036, 1 mo. USD Term SOFR + 2.96%(1)(2)	1,701,073
1,120,000	BX Trust 9.37%, 06/15/2036, 1 mo. USD Term SOFR + 5.04%(1)(2)	1,086,847
10,165,000	BXSC Commercial Mortgage Trust 8.46%, 03/15/2035, 1 mo. USD Term SOFR + 4.13%(1)(2)	10,114,175
2,260,000	CAMB Commercial Mortgage Trust 7.87%, 12/15/2037, 1 mo. USD Term SOFR + 3.55%(1)(2)	2,234,449
3,080,000	Citigroup Commercial Mortgage Trust 3.00%, 11/15/2049(1)	2,324,291
	Commercial Mortgage Trust
1,350,000	4.80%, 08/10/2047(3)	1,003,185
5,319,000	8.19%, 12/10/2041(1)(3)	5,002,016
2,414,000	CSAIL Commercial Mortgage Trust 4.49%, 08/15/2048(3)	2,091,520
	DBJPM Mortgage Trust
16,957,250	1.54%, 08/10/2049(3)(4)	180,164
3,788,499	1.82%, 09/15/2053(3)(4)	168,931
	DC Trust
3,475,000	8.78%, 04/13/2040(1)(3)	3,499,295
The accompanying notes are an integral part of these financial statements.

93

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
$ 3,460,000	10.66%, 04/13/2040(1)(3)	$3,491,484
7,960,000	GS Mortgage Securities Corp. II 7.53%, 03/10/2041(1)(3)	7,949,946
	GS Mortgage Securities Corp. Trust
6,685,430	2.95%, 11/05/2034(1)	5,753,139
1,450,000	8.99%, 10/15/2036, 1 mo. USD Term SOFR + 4.66%(1)(2)	1,408,900
	GS Mortgage Securities Trust
34,149	0.09%, 08/10/2044(1)(3)(4)	22
147,575	0.37%, 07/10/2046(3)(4)	1
7,038,121	0.73%, 02/13/2053(3)(4)	165,339
1,688,980	4.74%, 11/10/2045(1)(3)	1,536,634
158,560	5.10%, 04/10/2047(1)(3)	124,707
5,215,000	HIH Trust 8.51%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	5,123,737
	HTL Commercial Mortgage Trust
7,985,000	8.47%, 05/10/2039(1)(3)	8,122,618
3,085,000	12.32%, 05/10/2039(1)(3)	3,184,260
	JP Morgan Chase Commercial Mortgage Securities Trust
459,412	2.73%, 10/15/2045(1)(3)	417,983
485,000	3.69%, 12/15/2047(1)(3)	395,324
4,225,119	5.05%, 12/15/2046(1)(3)	3,981,752
	JPMBB Commercial Mortgage Securities Trust
1,934,000	3.87%, 10/15/2048(1)(3)	1,730,350
6,850,000	4.20%, 09/15/2047(1)(3)	5,847,456
	Morgan Stanley Bank of America Merrill Lynch Trust
1,145,000	3.93%, 05/15/2046(1)(3)	1,027,631
1,134,000	4.11%, 07/15/2046(1)(3)	898,450
	Morgan Stanley Capital I Trust
6,385,000	3.91%, 09/09/2032(1)	5,663,300
2,055,000	4.28%, 06/15/2050(3)	1,910,873
465,000	5.11%, 07/15/2049(1)(3)	421,058
5,245	5.24%, 10/12/2052(1)(3)	1,578
3,150,000	Multifamily Connecticut Avenue Securities Trust 8.20%, 07/25/2054, 30 day USD SOFR Average + 3.85%(1)(2)	3,270,735
9,225,000	NYC Commercial Mortgage Trust 7.86%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	8,965,528
17,610,000	RFR Trust 7.51%, 03/11/2041(1)(3)	17,486,579
1,430,000	SHR Trust 8.77%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	1,400,506
9,864,776	SREIT Trust 7.06%, 11/15/2038, 1 mo. USD Term SOFR + 2.74%(1)(2)	9,611,991
6,795,000	TEXAS Commercial Mortgage Trust 7.41%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	6,746,698
585,000	UBS Commercial Mortgage Trust 5.02%, 06/15/2050(1)(3)	447,388
15,000	Wells Fargo Commercial Mortgage Trust 4.04%, 05/15/2048(3)	14,462
	Wells Fargo NA
6,392,341	0.69%, 11/15/2062(3)(4)	148,899
28,177,807	0.75%, 11/15/2062(3)(4)	733,925
5,264,237	0.80%, 12/15/2052(3)(4)	139,005
11,658,788	0.98%, 01/15/2063(3)(4)	380,235
9,105,138	1.03%, 05/15/2062(3)(4)	267,761
4,054,221	1.31%, 03/15/2063(3)(4)	177,594
13,610,727	1.87%, 03/15/2063(3)(4)	1,025,914
	WFRBS Commercial Mortgage Trust
1,470,592	4.88%, 11/15/2045(1)(3)	1,458,827
215,000	5.00%, 06/15/2044(1)(3)	163,852
7,775,000	Willowbrook Mall 6.28%, 03/05/2035(1)(3)	6,993,790
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Commercial Mortgage-Backed Securities - 5.0% - (continued)
$ 4,095,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	$2,785,711
	X-Caliber Funding LLC
3,050,000	7.83%, 10/15/2026, 1 mo. USD Term SOFR + 3.50%(1)(2)	3,037,815
3,030,000	8.57%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	3,027,343
		182,647,592
	Other Asset-Backed Securities - 5.4%
1,280,511	AASET Trust 6.41%, 01/16/2040(1)	726,888
897,516	AASET U.S. Ltd. 3.84%, 01/16/2038(1)	812,257
	Affirm Asset Securitization Trust
22,656	0.00%, 05/15/2029(1)	380,925
38,562	0.00%, 12/17/2029(1)	2,019,123
9,100,000	7.35%, 09/15/2029(1)	8,870,384
3,910,000	9.17%, 02/15/2029(1)	3,949,933
3,925,000	11.32%, 09/15/2028(1)	3,989,231
5,060,000	Affirm Master Trust 7.18%, 02/15/2033(1)	5,005,787
5,835,000	AGL CLO 16 Ltd. 8.92%, 01/20/2035, 3 mo. USD Term SOFR + 4.65%(1)(2)	5,416,234
1,400,000	AGL CLO 32 Ltd. 0.00%, 07/21/2037(1)(3)	994,000
2,235,000	Aligned Data Centers Issuer LLC 2.48%, 08/15/2046(1)	2,128,105
6,625,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(3)	5,228,642
1,750,000	Ballyrock CLO 27 Ltd. 0.00%, 10/25/2037(1)(3)	1,334,438
500,000	Barings CLO Ltd. 10.66%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	492,599
898,037	Castlelake Aircraft Structured Trust 5.10%, 04/15/2039(1)	719,942
899,452	CF Hippolyta Issuer LLC 2.60%, 07/15/2060(1)	802,430
	CIFC Funding Ltd.
8,960,000	8.58%, 04/27/2031, 3 mo. USD Term SOFR + 4.30%(1)(2)	8,669,284
4,750,000	11.52%, 10/24/2037, 3 mo. USD Term SOFR + 7.24%(1)(2)	4,726,929
8,870,000	Eagle RE Ltd. 10.10%, 10/25/2033, 30 day USD SOFR Average + 5.75%(1)(2)	9,197,691
805,487	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	777,486
3,050,000	Flatiron RR CLO 22 LLC 8.51%, 10/15/2034, 3 mo. USD Term SOFR + 4.25%(1)(2)	2,834,676
2,630,000	GoldenTree Loan Management U.S. CLO 16 Ltd. 8.77%, 01/20/2038, 3 mo. USD Term SOFR + 4.50%(1)(2)	2,578,060
3,340,000	Golub Capital Partners ABS Funding 8.11%, 01/25/2034(1)	3,408,714
5,300,000	Golub Capital Partners CLO 72 B Ltd. 11.03%, 04/25/2037, 3 mo. USD Term SOFR + 6.75%(1)(2)	5,242,707
3,600,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	3,605,305
1,300,000	GreenSky Home Improvement Trust 7.33%, 06/25/2059(1)	1,341,175
1,170,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)	944,886
1,141,266	HINNT LLC 8.00%, 03/15/2043(1)	1,094,008
3,462,000	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	3,555,990
1,924,228	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,845,190
1,078,690	Horizon Aircraft Finance III Ltd. 4.46%, 11/15/2039(1)	834,010
The accompanying notes are an integral part of these financial statements.

94

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 1,895,000	Hotwire Funding LLC 4.46%, 11/20/2051(1)	$1,800,413
1,585,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	1,297,865
3,200,000	Magnetite XLV Ltd. 0.00%, 04/15/2038(1)(3)	2,699,549
8,120,000	Neuberger Berman Loan Advisers CLO 25 Ltd. 10.77%, 07/18/2038, 3 mo. USD Term SOFR + 6.50%(1)(2)	8,091,612
2,830,000	Neuberger Berman Loan Advisers CLO 56 Ltd. 0.00%, 07/24/2037(1)(3)	2,014,462
4,000,000	Neuberger Berman Loan Advisers LaSalle Street Lending CLO II Ltd. 0.00%, 04/20/2038(1)(3)	2,320,000
2,415,000	OCP Aegis CLO Ltd. 9.76%, 01/16/2037, 3 mo. USD Term SOFR + 5.50%(1)(2)	2,346,750
2,825,000	Octagon Investment Partners 27 Ltd. 10.47%, 07/15/2030, 3 mo. USD Term SOFR + 6.21%(1)(2)	2,665,797
5,000,000	Octagon Investment Partners XVI Ltd. 10.29%, 07/17/2030, 3 mo. USD Term SOFR + 6.01%(1)(2)	4,660,155
13,005,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	13,060,514
1,470,000	Progress Residential Trust 6.60%, 03/17/2040(1)	1,486,680
8,025,000	RR 38 Ltd. 0.00%, 04/15/2040(1)(3)	7,063,693
	SCF Equipment Leasing LLC
1,750,000	7.00%, 07/21/2036(1)	1,739,877
1,043,000	9.00%, 12/20/2034(1)	1,115,940
515,000	TIC Home Improvement Trust 11.73%, 10/15/2046(1)	531,571
3,535,296	Tricon Residential Trust 4.13%, 07/17/2038(1)	3,440,675
1,120,000	VB-S1 Issuer LLC 8.87%, 05/15/2054(1)	1,172,016
	Verizon Master Trust
26,441,000	4.17%, 08/20/2030	26,441,836
12,014,000	4.73%, 04/21/2031(1)	12,156,878
3,585,000	VFI ABS LLC 12.36%, 12/24/2030(1)	3,635,136
6,500,000	Zayo Issuer LLC 8.66%, 03/20/2055(1)	6,483,985
		199,752,433
	Whole Loan Collateral CMO - 4.3%
2,050,000	Angel Oak Mortgage Trust 2.48%, 05/25/2066(1)(3)	1,491,784
2,655,000	Arroyo Mortgage Trust 2.67%, 10/25/2048(1)(3)	1,807,455
49,066	CSMC Trust 3.25%, 04/25/2047(1)(3)	44,604
1,250,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	902,287
5,881,000	Ellington Financial Mortgage Trust 3.86%, 06/25/2066(1)(3)	4,165,821
	Federal National Mortgage Association Connecticut Avenue Securities Trust
12,510,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	12,994,763
9,720,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	10,140,208
11,472,172	11.35%, 04/25/2042, 30 day USD SOFR Average + 7.00%(1)(2)	12,332,585
12,300,000	13.72%, 11/25/2039, 30 day USD SOFR Average + 9.36%(1)(2)	13,283,626
12,410,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	13,759,588
980,000	16.35%, 06/25/2042, 30 day USD SOFR Average + 12.00%(1)(2)	1,139,380
1,275,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	964,793
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 20.9% - (continued)
	Whole Loan Collateral CMO - 4.3% - (continued)
$ 4,146,930	NYMT Loan Trust 6.56%, 08/25/2061(1)(5)	$4,073,246
4,921,837	OSAT Trust 6.97%, 05/25/2065(1)(5)	4,889,665
3,500,000	Pret LLC 8.23%, 03/25/2055(1)(5)	3,461,149
	PRET LLC
6,514,570	3.84%, 07/25/2051(1)(5)	6,372,318
6,598,235	4.70%, 10/25/2051(1)(5)	6,521,280
3,860,000	8.59%, 12/25/2054(1)(5)	3,879,342
1,000,000	8.84%, 09/25/2054(1)(5)	992,911
2,075,000	10.04%, 04/27/2054(1)(5)	2,075,000
	PRPM LLC
1,353,277	7.47%, 04/25/2026(1)(5)	1,345,382
5,545,000	8.84%, 11/25/2029(1)(5)	5,585,540
1,805,000	RCO X Mortgage LLC 8.35%, 01/25/2030(1)(5)	1,805,543
	Verus Securitization Trust
2,560,000	3.04%, 09/25/2066(1)(3)	1,765,537
4,000,000	6.77%, 10/25/2067(1)(3)	3,937,723
2,512,754	VOLT C LLC 8.83%, 05/25/2051(1)(5)	2,509,533
2,323,112	VOLT CI LLC 8.83%, 05/25/2051(1)(5)	2,320,134
4,002,854	VOLT CII LLC 4.21%, 08/25/2051(1)(5)	3,954,415
3,840,517	VOLT CV LLC 5.32%, 11/27/2051(1)(5)	3,750,537
5,462,099	VOLT CVI LLC 5.44%, 12/26/2051(1)(5)	5,362,631
2,223,970	VOLT XCIII LLC 8.83%, 02/27/2051(1)(5)	2,222,443
6,154,185	VOLT XCIV LLC 8.95%, 02/27/2051(1)(5)	6,151,728
4,458,545	VOLT XCIX LLC 8.95%, 04/25/2051(1)(5)	4,473,708
5,509,011	VOLT XCV LLC 8.95%, 03/27/2051(1)(5)	5,506,578
		155,983,237
	Total Asset & Commercial Mortgage-Backed Securities (cost $772,335,039)	$764,039,995
CONVERTIBLE BONDS - 7.0%
	Airlines - 0.1%
3,425,000	Southwest Airlines Co. 1.25%, 05/01/2025	$3,419,862
	Auto Manufacturers - 0.2%
1,566,000	Ford Motor Co. 0.00%, 03/15/2026(6)	1,539,378
	Rivian Automotive, Inc.
3,080,000	3.63%, 10/15/2030	2,790,480
3,150,000	4.63%, 03/15/2029	3,214,969
		7,544,827
	Biotechnology - 0.4%
3,400,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	3,897,976
1,175,000	Cytokinetics, Inc. 3.50%, 07/01/2027	1,371,656
3,646,000	Immunocore Holdings PLC 2.50%, 02/01/2030	3,101,102
5,810,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	5,658,971
		14,029,705
	Chemicals - 0.2%
7,600,000	Sasol Financing USA LLC 4.50%, 11/08/2027(7)	6,707,000
	Commercial Banks - 0.1%
EUR 6,500,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	4,086,712
	Commercial Services - 0.5%
	Alarm.com Holdings, Inc.
$ 2,768,000	0.00%, 01/15/2026(6)	2,646,208
3,800,000	2.25%, 06/01/2029(1)	3,632,800
3,550,000	Global Payments, Inc. 1.50%, 03/01/2031	3,145,300
EUR 1,200,000	Nexi SpA 1.75%, 04/24/2027(7)	1,312,149
The accompanying notes are an integral part of these financial statements.

95

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.0% - (continued)
	Commercial Services - 0.5% - (continued)
	Shift4 Payments, Inc.
$ 2,570,000	0.00%, 12/15/2025(6)	$2,902,815
3,450,000	0.50%, 08/01/2027	3,491,400
		17,130,672
	Diversified Financial Services - 0.0%
1,625,000	Coinbase Global, Inc. 0.25%, 04/01/2030	1,614,438
	Electric - 0.4%
2,800,000	NextEra Energy Capital Holdings, Inc. 3.00%, 03/01/2027	3,131,800
5,675,000	PG&E Corp. 4.25%, 12/01/2027	5,895,757
4,350,000	Southern Co. 3.88%, 12/15/2025	4,880,700
		13,908,257
	Energy-Alternate Sources - 0.0%
2,445,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	2,040,352
	Engineering & Construction - 0.2%
6,170,000	Fluor Corp. 1.13%, 08/15/2029	6,490,840
	Entertainment - 0.2%
7,417,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	6,507,233
2,200,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	3,094,300
		9,601,533
	Healthcare - Products - 0.3%
5,620,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	5,327,760
2,175,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	2,296,800
5,200,000	Qiagen NV 2.50%, 09/10/2031(7)	5,278,800
		12,903,360
	Home Builders - 0.2%
6,445,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	6,258,095
	Internet - 0.9%
445,000	Etsy, Inc. 0.13%, 10/01/2026	425,631
1,925,000	JD.com, Inc. 0.25%, 06/01/2029(1)	2,019,518
16,500,000	Meituan 0.00%, 04/27/2028(6)(7)	15,864,750
	Sea Ltd.
3,165,000	0.25%, 09/15/2026	2,951,362
1,210,000	2.38%, 12/01/2025	1,831,940
1,126,000	Snap, Inc. 0.13%, 03/01/2028	954,285
	Uber Technologies, Inc.
1,243,000	0.00%, 12/15/2025(6)	1,390,917
4,957,000	0.88%, 12/01/2028	6,496,148
		31,934,551
	IT Services - 0.4%
2,725,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	3,099,725
2,150,000	Parsons Corp. 2.63%, 03/01/2029	2,266,100
6,975,000	Seagate HDD Cayman 3.50%, 06/01/2028	8,823,375
		14,189,200
	Leisure Time - 0.3%
3,904,000	Carnival Corp. 5.75%, 12/01/2027	6,242,496
5,025,000	NCL Corp. Ltd. 2.50%, 02/15/2027	4,849,125
		11,091,621
	Lodging - 0.2%
8,530,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	8,299,690
	Machinery-Diversified - 0.0%
1,525,000	Middleby Corp. 1.00%, 09/01/2025	1,672,240
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 7.0% - (continued)
	Miscellaneous Manufacturing - 0.1%
$ 3,249,000	JBT Marel Corp. 0.25%, 05/15/2026	$3,187,594
	Pharmaceuticals - 0.2%
1,600,000	Dexcom, Inc. 0.38%, 05/15/2028	1,445,561
	Jazz Investments I Ltd.
1,375,000	2.00%, 06/15/2026	1,413,477
3,566,000	3.13%, 09/15/2030(1)	3,872,555
		6,731,593
	Real Estate Investment Trusts - 0.6%
4,950,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	4,930,200
1,875,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	2,101,875
	Rexford Industrial Realty LP
4,000,000	4.13%, 03/15/2029(1)	3,900,000
3,675,000	4.38%, 03/15/2027(1)	3,627,225
3,730,000	Welltower OP LLC 2.75%, 05/15/2028(1)	6,074,305
		20,633,605
	Semiconductors - 0.3%
3,780,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	3,547,663
	ON Semiconductor Corp.
850,000	0.00%, 05/01/2027(6)	907,290
6,165,000	0.50%, 03/01/2029	5,320,395
		9,775,348
	Software - 1.2%
4,775,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(6)	4,049,200
	Datadog, Inc.
6,297,000	0.00%, 12/01/2029(1)(6)	5,660,893
1,980,000	0.13%, 06/15/2025	2,229,313
5,900,000	Dayforce, Inc. 0.25%, 03/15/2026	5,634,500
5,250,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	5,772,375
4,225,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	4,560,295
4,707,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(6)	5,839,034
450,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	529,425
9,049,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(6)	8,501,535
		42,776,570
	Total Convertible Bonds (cost $252,736,542)	$256,027,665
CORPORATE BONDS - 34.5%
	Advertising - 0.0%
	Clear Channel Outdoor Holdings, Inc.
1,261,000	7.75%, 04/15/2028(1)	$1,046,630
225,000	9.00%, 09/15/2028(1)	232,887
		1,279,517
	Aerospace & Defense - 0.1%
300,000	Efesto Bidco SpA Efesto U.S. LLC 7.50%, 02/15/2032(1)	297,633
1,080,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	1,055,700
485,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(1)	516,128
		1,869,461
	Agriculture - 0.2%
1,050,000	BAT Capital Corp. 5.63%, 08/15/2035	1,054,198
5,475,000	MHP Lux SA 6.25%, 09/19/2029(7)	4,445,404
		5,499,602
	Airlines - 0.1%
1,590,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	1,464,594
The accompanying notes are an integral part of these financial statements.

96

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Airlines - 0.1% - (continued)
$ 980,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	$989,210
1,800,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	1,554,058
		4,007,862
	Apparel - 0.1%
3,335,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	3,513,346
1,500,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	1,409,620
		4,922,966
	Auto Manufacturers - 0.0%
1,653,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(8)(9)	1,554,303
	Auto Parts & Equipment - 0.3%
	Adient Global Holdings Ltd.
560,000	7.50%, 02/15/2033(1)	530,644
75,000	8.25%, 04/15/2031(1)	74,246
EUR 200,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(7)	226,072
	Forvia SE
2,875,000	2.38%, 06/15/2027(7)	3,111,047
2,805,000	2.75%, 02/15/2027(7)	3,066,047
1,300,000	5.13%, 06/15/2029(7)	1,432,206
1,800,000	5.50%, 06/15/2031(7)	1,937,174
$ 300,000	Goodyear Tire & Rubber Co. 5.25%, 07/15/2031	279,472
		10,656,908
	Chemicals - 0.6%
4,070,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(7)	3,374,131
400,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033	375,474
EUR 200,000	Itelyum Regeneration SpA 5.75%, 04/15/2030(1)	224,899
$ 175,000	NOVA Chemicals Corp. 5.25%, 06/01/2027(1)	172,993
	OCP SA
3,463,000	6.10%, 04/30/2030(1)	3,465,257
3,463,000	6.70%, 03/01/2036(1)	3,426,924
200,000	Olympus Water U.S. Holding Corp. 6.25%, 10/01/2029(1)	183,702
225,000	Tronox, Inc. 4.63%, 03/15/2029(1)	182,132
10,565,000	UPL Corp. Ltd. 5.25%, 05/12/2025, (5.25% fixed rate until 05/12/2025; 5 yr. USD CMT + 3.87% thereafter)(7)(8)(9)	10,081,374
		21,486,886
	Commercial Banks - 6.4%
EUR 2,600,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(7)(8)	2,949,759
3,575,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(2)(7)	4,416,906
	Banca Transilvania SA
1,554,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(7)(8)	1,754,895
1,810,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(7)(8)	2,183,001
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
EUR 2,750,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(7)(8)	$3,239,470
	Banco de Sabadell SA
2,200,000	5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(7)(8)(9)	2,467,348
GBP 2,200,000	5.00%, 10/13/2029(7)	2,938,219
EUR 2,200,000	Banco Santander SA 1.00%, 10/01/2033(7)	1,992,520
	Bank of America Corp.
$ 465,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(8)	387,973
825,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(8)	809,188
2,779,000	6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(8)(9)	2,780,280
EUR 4,050,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(7)(8)(9)	5,360,992
$ 2,725,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(8)	2,763,467
480,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(8)	482,128
GBP 2,150,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(7)(8)(9)	2,983,500
EUR 2,000,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(7)(8)(9)	2,298,898
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
$ 12,725,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(7)(8)	13,213,572
3,395,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(1)(8)	3,525,350
	BNP Paribas SA
7,175,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(7)(8)(9)	6,134,783
4,740,000	7.38%, 09/10/2034, (7.38% fixed rate until 09/10/2034; 5 yr. USD CMT + 3.54% thereafter)(1)(8)(9)	4,684,772
EUR 1,800,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(7)(8)(9)	2,191,943
$ 1,969,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(8)(9)	2,052,255
	BPCE SA
EUR 4,000,000	1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(7)(8)	4,395,605
The accompanying notes are an integral part of these financial statements.

97

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 1,170,000	6.92%, 01/14/2046, (6.92% fixed rate until 01/14/2045; 6 mo. USD SOFR + 2.61% thereafter)(1)(8)	$1,189,307
	CaixaBank SA
1,295,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(8)	1,338,045
1,250,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(8)	1,358,700
EUR 4,200,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(7)(8)(9)	5,132,662
2,600,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(7)(8)(9)	3,116,834
	Citigroup, Inc.
$ 2,107,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(8)(9)	2,060,444
1,390,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(8)(9)	1,379,080
2,310,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(8)(9)	2,371,980
	Credit Agricole SA
EUR 1,300,000	5.88%, 03/23/2035, (5.88% fixed rate until 03/23/2035; 5 yr. EURIBOR ICE Swap + 3.64% thereafter)(7)(8)(9)	1,411,883
1,600,000	6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(7)(8)(9)	1,885,063
	Deutsche Bank AG
5,200,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(7)(8)(9)	5,626,796
800,000	7.38%, 10/30/2031, (7.38% fixed rate until 10/30/2031; 5 yr. EURIBOR ICE Swap + 5.11% thereafter)(7)(8)(9)	898,341
1,200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(7)(8)(9)	1,486,113
100,000	Eurobank Ergasias Services & Holdings SA 6.25%, 04/25/2034, (6.25% fixed rate until 01/25/2029; 5 yr. EUR Swap + 3.71% thereafter)(7)(8)	121,657
2,950,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(7)(8)	3,277,076
$ 708,000	Fifth Third Bancorp 4.50%, 09/30/2025, (4.50% fixed rate until 09/30/2025; 5 yr. USD CMT + 4.22% thereafter)(8)(9)	699,128
	Freedom Mortgage Corp.
4,565,000	12.00%, 10/01/2028(1)	4,894,086
7,910,000	12.25%, 10/01/2030(1)	8,703,187
	Golomt Bank
2,294,000	11.00%, 05/20/2027(7)	2,291,415
1,875,000	11.00%, 05/20/2027(1)	1,872,887
	HSBC Holdings PLC
2,650,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(8)(9)	2,317,089
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 2,700,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(8)	$2,967,652
	Ibercaja Banco SA
EUR 3,100,000	4.13%, 08/18/2036, (4.13% fixed rate until 05/18/2031; 5 yr. EURIBOR ICE Swap + 1.90% thereafter)(7)(8)	3,426,878
3,600,000	9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(7)(8)(9)	4,396,260
	Intesa Sanpaolo SpA
$ 4,375,000	3.88%, 01/12/2028(1)	4,277,844
2,750,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(8)	2,459,382
1,255,000	6.63%, 06/20/2033(1)	1,347,165
1,765,000	7.80%, 11/28/2053(1)	1,990,112
515,000	8.25%, 11/21/2033, (8.25% fixed rate until 11/21/2032; 1 yr. USD CMT + 4.40% thereafter)(1)(8)	588,125
EUR 1,925,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(7)(8)(9)	2,480,589
	JP Morgan Chase & Co.
$ 1,305,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(8)	1,308,689
705,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(8)	694,250
	Lloyds Banking Group PLC
1,080,000	6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(8)(9)	1,011,830
GBP 3,150,000	8.50%, 09/27/2027, (8.50% fixed rate until 09/27/2027; 5 yr. U.K. Government Bond + 5.88% thereafter)(8)(9)	4,308,940
2,000,000	8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(8)(9)	2,731,093
EUR 1,275,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(7)(8)(9)	1,456,398
GBP 2,475,000	Metro Bank Holdings PLC 12.00%, 04/30/2029, (12.00% fixed rate until 04/30/2028; 1 yr. U.K. Government Bond + 7.81% thereafter)(7)(8)	3,638,154
EUR 4,700,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(7)(8)	5,590,617
GBP 1,725,000	Oaknorth Bank PLC 10.00%, 01/09/2035, (10.00% fixed rate until 10/09/2029; 5 yr. U.K. Government Bond + 6.20% thereafter)(7)(8)	2,366,637
	Piraeus Financial Holdings SA
EUR 1,500,000	5.38%, 09/18/2035, (5.38% fixed rate until 06/18/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(7)(8)	1,751,240
7,850,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(7)(8)(9)	9,191,410
The accompanying notes are an integral part of these financial statements.

98

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Banks - 6.4% - (continued)
$ 3,525,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(8)	$3,537,086
	Societe Generale SA
EUR 2,900,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(7)(8)	2,924,774
$ 2,025,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(8)(9)	2,177,509
725,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(7)(8)(9)	779,602
EUR 3,100,000	Spar Nord Bank AS 4.13%, 10/01/2030, (4.13% fixed rate until 10/01/2029; 1 yr. EURIBOR ICE Swap + 1.85% thereafter)(7)(8)	3,629,476
$ 687,000	Toronto-Dominion Bank 8.13%, 10/31/2082, (8.13% fixed rate until 10/31/2027; 5 yr. USD CMT + 4.08% thereafter)(8)	710,073
	UBS Group AG
2,950,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(8)	2,788,058
1,730,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(7)(8)(9)	1,730,000
4,425,000	7.00%, 02/10/2030, (7.00% fixed rate until 02/10/2030; 5 yr. USD ICE Swap + 3.08% thereafter)(1)(8)(9)	4,275,874
1,775,000	9.02%, 11/15/2033, (9.02% fixed rate until 11/15/2032; 6 mo. USD SOFR + 5.02% thereafter)(1)(8)	2,169,307
6,944,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(8)(9)	7,761,934
EUR 3,900,000	UBS Switzerland AG 3.15%, 06/21/2031(7)	4,520,578
	Unicaja Banco SA
1,500,000	0.25%, 09/25/2029(7)	1,534,415
100,000	5.50%, 06/22/2034, (5.50% fixed rate until 03/22/2029; 5 yr. EUR Swap + 2.80% thereafter)(7)(8)	117,657
GBP 4,230,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(7)(8)(9)	6,280,632
		232,358,837
	Commercial Services - 0.8%
	Adani Ports & Special Economic Zone Ltd.
$ 3,305,000	3.83%, 02/02/2032(7)	2,703,462
3,460,000	4.00%, 07/30/2027(7)	3,245,376
1,125,000	4.38%, 07/03/2029(7)	1,021,258
2,920,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,982,373
600,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 6.00%, 06/01/2029(1)	562,665
2,075,000	Deluxe Corp. 8.13%, 09/15/2029(1)	2,077,789
	House of HR Group BV
EUR 2,700,000	9.00%, 11/03/2029(7)	2,852,234
2,535,000	9.00%, 11/03/2029(1)	2,677,931
2,495,000	Nexi SpA 1.63%, 04/30/2026(7)	2,787,598
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Commercial Services - 0.8% - (continued)
GBP 150,000	RAC Bond Co. PLC 5.25%, 11/04/2046(7)	$191,925
$ 1,550,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(1)	1,572,083
	Verisure Holding AB
EUR 308,000	3.25%, 02/15/2027(1)	344,539
555,000	3.88%, 07/15/2026(1)	626,481
410,000	3.88%, 07/15/2026(7)	462,806
	Verisure Midholding AB
3,930,000	5.25%, 02/15/2029(7)	4,472,418
306,000	5.25%, 02/15/2029(1)	348,234
$ 475,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	489,337
		29,418,509
	Construction Materials - 0.0%
450,000	Griffon Corp. 5.75%, 03/01/2028	444,043
925,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	927,788
		1,371,831
	Distribution/Wholesale - 0.0%
1,240,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	1,252,465
175,000	Windsor Holdings III LLC 8.50%, 06/15/2030(1)	184,195
		1,436,660
	Diversified Financial Services - 2.7%
1,603,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(8)(9)	1,557,496
	Bread Financial Holdings, Inc.
19,475,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(8)	18,214,231
2,301,000	9.75%, 03/15/2029(1)	2,420,707
705,000	Credit Acceptance Corp. 9.25%, 12/15/2028(1)	745,050
1,798,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(8)(9)	1,794,743
3,550,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	3,716,460
	Freedom Mortgage Holdings LLC
6,785,000	8.38%, 04/01/2032(1)	6,635,934
2,470,000	9.13%, 05/15/2031(1)	2,497,360
3,603,000	9.25%, 02/01/2029(1)	3,670,340
620,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(10)(11)	—
	Hightower Holding LLC
4,735,000	6.75%, 04/15/2029(1)	4,527,609
800,000	9.13%, 01/31/2030(1)	818,000
	IIFL Finance Ltd.
8,870,000	8.75%, 07/24/2028(1)	8,426,500
3,495,000	8.75%, 07/24/2028(7)	3,320,250
	Jane Street Group/JSG Finance, Inc.
1,027,000	6.13%, 11/01/2032(1)	1,009,418
2,048,000	6.75%, 05/01/2033(1)	2,057,648
1,390,000	Jefferson Capital Holdings LLC 8.25%, 05/15/2030(1)(12)	1,398,835
3,179,000	LFS Topco LLC 5.88%, 10/15/2026(1)	3,041,613
	Midcap Financial Issuer Trust
864,000	5.63%, 01/15/2030(1)	756,030
3,980,000	6.50%, 05/01/2028(1)	3,799,424
	Muthoot Finance Ltd.
3,830,000	6.38%, 04/23/2029(7)	3,704,549
3,305,000	7.13%, 02/14/2028(7)	3,284,145
1,500,000	PennyMac Financial Services, Inc. 7.13%, 11/15/2030(1)	1,525,389
The accompanying notes are an integral part of these financial statements.

99

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Diversified Financial Services - 2.7% - (continued)
$ 12,825,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	$12,648,015
2,095,000	Rfna LP 7.88%, 02/15/2030(1)	2,060,831
3,360,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	3,432,173
		97,062,750
	Electric - 3.4%
4,245,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(7)	3,475,055
7,827,119	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(7)	6,845,207
1,380,000	Alabama Power Co. 5.10%, 04/02/2035	1,385,497
8,110,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(7)	8,220,536
EUR 7,000,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(7)	7,446,869
$ 300,000	Clearway Energy Operating LLC 3.75%, 02/15/2031(1)	267,082
674,000	CMS Energy Corp. 4.75%, 06/01/2050, (4.75% fixed rate until 03/01/2030; 5 yr. USD CMT + 4.12% thereafter)(8)	631,232
	Dominion Energy, Inc.
966,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(8)	993,364
1,214,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(8)	1,260,440
9,355,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(8)	8,907,300
3,492,000	Emera, Inc. 6.75%, 06/15/2076	3,496,726
	Energo-Pro AS
4,582,000	8.50%, 02/04/2027(1)	4,599,158
735,000	11.00%, 11/02/2028(1)	769,838
285,000	11.00%, 11/02/2028(7)	298,509
1,935,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(8)	1,943,624
	GDZ Elektrik Dagitim AS
23,893,000	9.00%, 10/15/2029(1)	22,377,993
1,330,000	9.00%, 10/15/2029(7)	1,245,038
452,187	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	436,729
6,990,000	Lamar Funding Ltd. 3.96%, 05/07/2025(7)	6,990,489
17,980,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	17,485,550
8,985,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(8)	8,722,550
	Termocandelaria Power SA
3,910,000	7.75%, 09/17/2031(1)	3,891,193
535,000	7.75%, 09/17/2031(7)	532,427
500,000	Virginia Electric & Power Co. 5.65%, 03/15/2055	479,219
275,000	XPLR Infrastructure Operating Partners LP 8.63%, 03/15/2033(1)	274,421
	Zorlu Enerji Elektrik Uretim AS
11,741,000	11.00%, 04/23/2030(1)	10,753,013
720,000	11.00%, 04/23/2030(7)	659,672
		124,388,731
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Electronics - 0.0%
$ 775,000	Coherent Corp. 5.00%, 12/15/2029(1)	$741,968
410,000	Imola Merger Corp. 4.75%, 05/15/2029(1)	391,498
		1,133,466
	Energy-Alternate Sources - 0.6%
	FS Luxembourg SARL
11,855,000	8.88%, 02/12/2031(1)	11,917,677
3,290,000	8.88%, 02/12/2031(7)	3,307,394
695,200	Greenko Dutch BV 3.85%, 03/29/2026(7)	672,954
7,115,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	6,888,500
250,000	TerraForm Power Operating LLC 4.75%, 01/15/2030(1)	235,631
		23,022,156
	Engineering & Construction - 0.8%
612,000	HTA Group Ltd. 7.50%, 06/04/2029(7)	613,530
	IHS Holding Ltd.
3,685,000	6.25%, 11/29/2028(7)	3,498,180
3,445,000	7.88%, 05/29/2030(7)	3,320,783
9,690,000	8.25%, 11/29/2031(1)	9,335,346
	International Airport Finance SA
7,098,290	12.00%, 03/15/2033(1)	7,577,402
5,777,361	12.00%, 03/15/2033(7)	6,167,314
		30,512,555
	Entertainment - 0.2%
	Caesars Entertainment, Inc.
2,085,000	6.00%, 10/15/2032(1)	1,965,621
169,000	8.13%, 07/01/2027(1)	169,508
	Cinemark USA, Inc.
725,000	5.25%, 07/15/2028(1)	711,889
490,000	7.00%, 08/01/2032(1)	501,061
3,700,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	3,666,631
375,000	Penn Entertainment, Inc. 4.13%, 07/01/2029(1)	328,919
200,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(1)	191,635
325,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 7.13%, 02/15/2031(1)	335,258
		7,870,522
	Environmental Control - 0.2%
3,445,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	3,365,421
2,875,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	2,686,337
		6,051,758
	Food - 0.4%
265,000	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 6.25%, 03/15/2033(1)	268,855
350,000	B&G Foods, Inc. 5.25%, 09/15/2027	328,066
GBP 3,125,000	Bellis Acquisition Co. PLC 4.50%, 02/16/2026(7)	4,047,662
$ 425,000	Chobani LLC/Chobani Finance Corp., Inc. 7.63%, 07/01/2029(1)	445,143
EUR 3,000,000	ELO SACA 3.25%, 07/23/2027(7)	3,262,882
$ 360,000	Mars, Inc. 5.65%, 05/01/2045(1)	357,513
3,855,000	Minerva Luxembourg SA 4.38%, 03/18/2031(7)	3,392,481
	Picard Groupe SAS
EUR 2,000,000	6.38%, 07/01/2029(7)	2,361,993
1,405,000	6.38%, 07/01/2029(1)	1,659,300
		16,123,895
	Food Service - 0.1%
2,980,000	Elior Group SA 3.75%, 07/15/2026(7)	3,363,235
The accompanying notes are an integral part of these financial statements.

100

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Forest Products & Paper - 0.2%
$ 8,605,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	$8,792,576
	Gas - 0.1%
2,501,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(8)	2,442,518
350,000	Venture Global Plaquemines LNG LLC 7.75%, 05/01/2035(1)	359,414
		2,801,932
	Hand/Machine Tools - 0.2%
	IMA Industria Macchine Automatiche SpA
EUR 4,230,000	3.75%, 01/15/2028(7)	4,720,078
1,450,000	6.03%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	1,639,618
		6,359,696
	Healthcare - Products - 0.0%
$ 343,000	Bausch & Lomb Corp. 8.38%, 10/01/2028(1)(13)	356,308
	Healthcare - Services - 0.4%
	Acadia Healthcare Co., Inc.
1,278,000	5.00%, 04/15/2029(1)	1,208,171
5,515,000	7.38%, 03/15/2033(1)	5,510,205
	CHS/Community Health Systems, Inc.
3,075,000	4.75%, 02/15/2031(1)	2,538,583
181,000	10.88%, 01/15/2032(1)	186,884
3,217,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	3,255,028
330,000	Tenet Healthcare Corp. 6.75%, 05/15/2031	338,279
		13,037,150
	Household Products - 0.0%
EUR 100,000	Opal Bidco SAS 5.50%, 03/31/2032(1)	112,810
	Housewares - 0.0%
$ 1,010,000	Newell Brands, Inc. 6.38%, 05/15/2030	919,397
	Insurance - 1.3%
	Acrisure LLC/Acrisure Finance, Inc.
2,205,000	7.50%, 11/06/2030(1)	2,246,258
1,800,000	8.25%, 02/01/2029(1)	1,841,717
7,295,000	8.50%, 06/15/2029(1)	7,535,210
2,320,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	2,344,504
2,800,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(8)	2,716,519
1,100,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	1,122,019
	Athene Global Funding
1,000,000	5.34%, 01/15/2027(1)	1,012,009
1,040,000	5.35%, 07/09/2027(1)	1,058,638
655,000	5.68%, 02/23/2026(1)	660,588
475,000	AXA SA 6.38%, 12/14/2036, (6.38% fixed rate until 12/14/2036; 6 mo. USD SOFR + 2.26% thereafter)(7)(8)(9)	513,939
1,405,000	Enstar Group Ltd. 7.50%, 04/01/2045, (7.50% fixed rate until 10/01/2034; 5 yr. USD CMT + 3.19% thereafter)(1)(8)	1,408,892
	Global Atlantic Fin Co.
3,205,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(8)	3,045,898
1,353,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(8)	1,373,997
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Insurance - 1.3% - (continued)
$ 5,525,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	$5,604,578
1,360,000	HSB Group, Inc. 5.43%, 07/15/2027, 3 mo. USD Term SOFR + 1.17%(2)	1,319,387
	HUB International Ltd.
900,000	5.63%, 12/01/2029(1)	879,189
90,000	7.38%, 01/31/2032(1)	92,722
3,850,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(8)(9)	4,072,877
6,260,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(8)	6,350,978
EUR 2,100,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(7)(8)(9)	2,355,824
		47,555,743
	Internet - 0.2%
	Alphabet, Inc.
$ 160,000	5.25%, 05/15/2055(12)	157,923
675,000	5.30%, 05/15/2065(12)	666,883
1,090,000	Gen Digital, Inc. 6.25%, 04/01/2033(1)	1,087,060
474,000	Rakuten Group, Inc. 9.75%, 04/15/2029(1)	499,980
78,699	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	78,306
	United Group BV
EUR 275,000	4.63%, 08/15/2028(7)	310,149
150,000	6.50%, 10/31/2031(1)	173,326
5,050,000	6.75%, 02/15/2031(7)	5,860,277
		8,833,904
	Investment Company Security - 0.0%
$ 1,540,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	1,545,619
	IT Services - 0.1%
1,290,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(1)(13)	1,312,237
560,000	McAfee Corp. 7.38%, 02/15/2030(1)	483,721
		1,795,958
	Leisure Time - 0.1%
400,000	Amer Sports Co. 6.75%, 02/16/2031(1)	404,577
	NCL Corp. Ltd.
1,365,000	6.75%, 02/01/2032(1)	1,332,840
325,000	7.75%, 02/15/2029(1)	335,414
EUR 175,000	Pinnacle Bidco PLC 8.25%, 10/11/2028(7)	209,648
$ 500,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	500,238
		2,782,717
	Lodging - 1.2%
	Fortune Star BVI Ltd.
EUR 6,595,000	3.95%, 10/02/2026(7)	7,107,369
$ 12,620,000	5.00%, 05/18/2026(7)	12,174,218
1,351,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(12)	1,358,602
	Melco Resorts Finance Ltd.
4,590,000	5.38%, 12/04/2029(7)	4,141,900
3,300,000	5.75%, 07/21/2028(7)	3,112,370
16,610,000	Studio City Finance Ltd. 5.00%, 01/15/2029(7)	14,584,896
		42,479,355
The accompanying notes are an integral part of these financial statements.

101

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Machinery-Diversified - 0.0%
EUR 200,000	TK Elevator Midco GmbH 4.38%, 07/15/2027(7)	$225,957
	Media - 0.2%
	CCO Holdings LLC/CCO Holdings Capital Corp.
$ 550,000	4.25%, 02/01/2031(1)	496,938
300,000	4.75%, 03/01/2030(1)	283,211
	CSC Holdings LLC
375,000	4.13%, 12/01/2030(1)	257,013
410,000	11.25%, 05/15/2028(1)	400,781
150,000	DISH Network Corp. 11.75%, 11/15/2027(1)	157,642
1,607,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(8)	1,545,814
1,188,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(13)	905,222
903,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(13)	715,194
175,000	TEGNA, Inc. 5.00%, 09/15/2029	163,008
	VTR Comunicaciones SpA
1,825,000	4.38%, 04/15/2029(1)	1,594,838
615,000	5.13%, 01/15/2028(7)	577,250
		7,096,911
	Mining - 1.8%
3,380,000	First Quantum Minerals Ltd. 9.38%, 03/01/2029(1)	3,545,454
315,000	FMG Resources August 2006 Pty. Ltd. 4.38%, 04/01/2031(1)	285,085
	Glencore Funding LLC
1,144,000	2.50%, 09/01/2030(1)	1,013,447
295,000	3.88%, 04/27/2051(1)	204,914
215,000	5.89%, 04/04/2054(1)	202,767
15,500,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	15,119,209
400,000	Novelis Corp. 3.25%, 11/15/2026(1)	387,928
4,085,000	Stillwater Mining Co. 4.50%, 11/16/2029(7)	3,430,322
	Vedanta Resources Finance II PLC
575,000	9.48%, 07/24/2030(1)	528,448
17,940,000	9.85%, 04/24/2033(1)	16,274,739
275,000	9.85%, 04/24/2033(7)	249,473
5,920,000	11.25%, 12/03/2031(1)	5,832,412
	WE Soda Investments Holding PLC
11,265,000	9.50%, 10/06/2028(1)	11,521,279
6,445,000	9.50%, 10/06/2028(7)	6,591,624
		65,187,101
	Oil & Gas - 2.9%
	Azule Energy Finance PLC
19,145,000	8.13%, 01/23/2030(1)	18,455,780
375,000	8.13%, 01/23/2030(7)	361,594
225,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(1)	215,102
	Diamondback Energy, Inc.
627,000	4.25%, 03/15/2052	459,269
365,000	5.90%, 04/18/2064	323,648
	Ecopetrol SA
14,905,000	7.75%, 02/01/2032	14,211,214
2,635,000	8.38%, 01/19/2036	2,466,591
	Energean Israel Finance Ltd.
14,850,000	5.88%, 03/30/2031(7)	13,428,558
6,830,000	8.50%, 09/30/2033(7)	6,839,562
3,485,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(1)(12)	3,593,906
	Leviathan Bond Ltd.
1,259,000	6.50%, 06/30/2027(7)	1,237,735
10,290,000	6.75%, 06/30/2030(7)	9,942,980
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Oil & Gas - 2.9% - (continued)
$ 230,000	Matador Resources Co. 6.25%, 04/15/2033(1)	$217,097
1,250,000	Medco Bell Pte. Ltd. 6.38%, 01/30/2027(7)	1,236,601
890,000	Medco Oak Tree Pte. Ltd. 7.38%, 05/14/2026(7)	892,455
300,000	Permian Resources Operating LLC 8.00%, 04/15/2027(1)	305,270
5,690,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(1)	5,567,442
750,000	Range Resources Corp. 4.75%, 02/15/2030(1)	709,044
250,000	SM Energy Co. 7.00%, 08/01/2032(1)	230,468
350,000	Sunoco LP/Sunoco Finance Corp. 4.50%, 05/15/2029	331,598
1,425,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	1,339,822
360,000	Transocean, Inc. 8.75%, 02/15/2030(1)	351,897
	Vital Energy, Inc.
20,040,000	7.88%, 04/15/2032(1)	15,568,934
235,000	9.75%, 10/15/2030	199,085
6,925,000	YPF SA 6.95%, 07/21/2027(7)	6,789,119
		105,274,771
	Oil & Gas Services - 0.0%
225,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	230,125
225,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(1)	227,180
200,000	Weatherford International Ltd. 8.63%, 04/30/2030(1)	198,241
		655,546
	Packaging & Containers - 0.5%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
EUR 3,695,000	2.13%, 08/15/2026(1)	3,709,529
$ 725,000	5.25%, 08/15/2027(1)	333,500
	Clydesdale Acquisition Holdings, Inc.
2,415,000	6.75%, 04/15/2032(1)	2,469,343
4,134,000	8.75%, 04/15/2030(1)	4,259,355
	LABL, Inc.
685,000	5.88%, 11/01/2028(1)	566,493
700,000	8.63%, 10/01/2031(1)	572,250
475,000	Mauser Packaging Solutions Holding Co. 9.25%, 04/15/2027(1)	435,820
7,615,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(5)(7)	6,986,763
325,000	TriMas Corp. 4.13%, 04/15/2029(1)	304,050
		19,637,103
	Pharmaceuticals - 1.1%
1,400,000	1261229 BC Ltd. 10.00%, 04/15/2032(1)	1,370,844
84,000	Bausch Health Cos., Inc. 11.00%, 09/30/2028(1)	78,994
	CVS Health Corp.
18,579,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(8)	18,453,897
2,839,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(8)	2,871,786
1,035,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	1,076,126
	Grifols SA
EUR 2,200,000	3.88%, 10/15/2028(7)(13)	2,336,504
3,775,000	7.50%, 05/01/2030(7)	4,497,606
The accompanying notes are an integral part of these financial statements.

102

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Pharmaceuticals - 1.1% - (continued)
	Teva Pharmaceutical Finance Netherlands II BV
EUR 3,065,000	4.38%, 05/09/2030	$3,510,641
4,240,000	7.88%, 09/15/2031	5,681,615
		39,878,013
	Pipelines - 0.7%
	AL Candelaria -spain- SA
$ 4,304,000	5.75%, 06/15/2033(7)	3,530,571
3,910,000	5.75%, 06/15/2033(1)	3,207,373
250,000	Buckeye Partners LP 5.85%, 11/15/2043	209,905
	Enbridge, Inc.
3,400,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(8)	3,258,670
800,000	7.20%, 06/27/2054, (7.20% fixed rate until 03/27/2034; 5 yr. USD CMT + 2.97% thereafter)(8)	795,150
1,080,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(8)	1,164,121
972,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(8)	1,008,878
225,000	Northriver Midstream Finance LP 6.75%, 07/15/2032(1)	223,586
625,000	ONEOK, Inc. 5.85%, 11/01/2064	557,331
200,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(1)	203,207
3,651,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(8)	3,647,357
1,447,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(8)	1,418,985
	Transcanada Trust
3,903,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(8)	3,601,236
1,028,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(8)	1,013,024
850,000	Venture Global Calcasieu Pass LLC 4.13%, 08/15/2031(1)	763,600
		24,602,994
	Real Estate - 1.5%
	Canary Wharf Group Investment Holdings PLC
EUR 1,010,000	1.75%, 04/07/2026(7)	1,104,115
GBP 500,000	3.38%, 04/23/2028(7)	589,547
EUR 1,360,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(7)(8)(9)	1,491,953
	Country Garden Holdings Co. Ltd.
$ 1,235,000	3.13%, 10/22/2025(7)(10)	100,183
7,485,000	3.30%, 01/12/2031(7)(10)	598,800
6,215,000	3.88%, 10/22/2030(7)(10)	504,161
4,900,000	4.80%, 08/06/2030(7)(10)	416,745
845,000	Elect Global Investments Ltd. 4.10%, 06/03/2025, (4.10% fixed rate until 06/03/2025; 5 yr. USD CMT + 2.89% thereafter)(7)(8)(9)	840,775
13,962,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(7)	13,854,783
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Real Estate - 1.5% - (continued)
$ 3,790,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(7)	$3,498,347
EUR 2,560,000	Neinor Homes SA 5.88%, 02/15/2030(1)	2,978,400
	Peach Property Finance GmbH
11,914,000	4.38%, 11/15/2025(7)	13,085,117
2,450,000	4.38%, 11/15/2025(1)	2,690,829
$ 14,410,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(7)	13,762,486
		55,516,241
	Real Estate Investment Trusts - 0.9%
EUR 14,730,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(1)	18,313,443
	Hudson Pacific Properties LP
$ 8,490,000	4.65%, 04/01/2029	6,079,407
2,145,000	5.95%, 02/15/2028	1,791,686
	Trust Fibra Uno
1,620,000	4.87%, 01/15/2030(7)	1,501,998
1,905,000	7.38%, 02/13/2034(1)	1,885,882
1,668,000	VICI Properties LP/VICI Note Co., Inc. 4.13%, 08/15/2030(1)	1,573,491
		31,145,907
	Retail - 0.7%
250,000	Asbury Automotive Group, Inc. 4.75%, 03/01/2030	233,799
GBP 100,000	B&M European Value Retail SA 6.50%, 11/27/2031(7)	130,185
$ 1,984,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(14)	1,924,795
EUR 150,000	Bertrand Franchise Finance SAS 6.50%, 07/18/2030(7)	176,470
GBP 100,000	CD&R Firefly Bidco PLC 8.63%, 04/30/2029(7)	135,937
$ 1,515,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	1,570,959
EUR 4,450,000	Goldstory SAS 6.75%, 02/01/2030(7)	5,160,913
$ 1,024,000	LBM Acquisition LLC 6.25%, 01/15/2029(1)	897,313
1,309,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	858,721
1,225,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	1,197,149
GBP 2,720,000	Punch Finance PLC 6.13%, 06/30/2026(7)	3,590,328
$ 250,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	234,908
3,150,000	Staples, Inc. 10.75%, 09/01/2029(1)	2,729,206
375,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	326,943
485,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	492,186
	Waga Bondco Ltd.
GBP 1,650,000	8.50%, 06/15/2030(1)	2,148,490
100,000	8.50%, 06/15/2030(7)	130,211
$ 3,535,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(7)	3,458,740
		25,397,253
	Semiconductors - 0.1%
	Foundry JV Holdco LLC
446,000	6.20%, 01/25/2037(1)	456,681
2,422,000	6.40%, 01/25/2038(1)	2,540,211
		2,996,892
	Software - 0.3%
387,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	369,914
The accompanying notes are an integral part of these financial statements.

103

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Software - 0.3% - (continued)
$ 405,000	Open Text Holdings, Inc. 4.13%, 02/15/2030(1)	$374,250
425,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	393,297
	Rocket Software, Inc.
1,625,000	6.50%, 02/15/2029(1)	1,545,649
750,000	9.00%, 11/28/2028(1)	772,757
1,275,000	Synopsys, Inc. 5.00%, 04/01/2032	1,283,851
	TeamSystem SpA
EUR 1,900,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(7)	2,145,873
1,630,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	1,840,933
2,420,000	6.03%, 02/15/2028, 3 mo. EURIBOR + 3.75%(1)(2)	2,748,160
750,000	6.03%, 02/15/2028, 3 mo. EURIBOR + 3.75%(2)(7)	851,702
		12,326,386
	Telecommunications - 2.9%
	Africell Holding Ltd.
$ 15,640,000	10.50%, 10/23/2029(1)	14,671,678
6,846,000	10.50%, 10/23/2029(7)	6,410,977
	Altice France SA
9,078,000	5.13%, 07/15/2029(1)	7,406,590
1,100,000	5.50%, 10/15/2029(1)	900,471
EUR 275,000	5.88%, 02/01/2027(7)	276,457
	AT&T, Inc.
$ 622,000	3.50%, 06/01/2041	477,581
675,000	3.85%, 06/01/2060	459,570
3,213,000	EchoStar Corp. 6.75%, 11/30/2030(14)	2,994,750
EUR 13,490,000	Eolo SpA 4.88%, 10/21/2028(7)	13,811,921
	Eutelsat SA
4,100,000	9.75%, 04/13/2029(1)	4,706,926
4,060,000	9.75%, 04/13/2029(7)	4,661,005
	Frontier Communications Holdings LLC
$ 250,000	5.88%, 10/15/2027(1)	249,717
150,000	6.75%, 05/01/2029(1)	150,629
	Iliad Holding SASU
EUR 100,000	5.38%, 04/15/2030(1)	115,695
4,525,000	6.88%, 04/15/2031(7)	5,466,033
$ 1,435,000	8.50%, 04/15/2031(1)	1,513,684
EUR 1,675,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(7)	1,915,646
	Level 3 Financing, Inc.
$ 400,000	4.00%, 04/15/2031(1)	312,096
1,910,000	4.50%, 04/01/2030(1)	1,590,514
	Lorca Telecom Bondco SA
EUR 4,810,000	4.00%, 09/18/2027(7)	5,449,011
1,685,000	4.00%, 09/18/2027(1)	1,908,853
	Millicom International Cellular SA
$ 4,885,000	4.50%, 04/27/2031(7)	4,350,775
2,659,500	6.25%, 03/25/2029(7)	2,628,734
EUR 400,000	Odido Group Holding BV 5.50%, 01/15/2030(7)	449,742
	Odido Holding BV
2,685,000	3.75%, 01/15/2029(1)	2,980,870
1,200,000	3.75%, 01/15/2029(7)	1,332,232
	Silknet JSC
$ 1,600,000	8.38%, 01/31/2027(1)	1,612,707
430,000	8.38%, 01/31/2027(7)	433,393
	Telecom Italia Capital SA
150,000	6.00%, 09/30/2034	144,777
175,000	6.38%, 11/15/2033	174,847
4,995,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	4,996,818
	VEON Holdings BV
7,690,000	3.38%, 11/25/2027(7)	6,896,623
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 34.5% - (continued)
	Telecommunications - 2.9% - (continued)
$ 220,000	3.38%, 11/25/2027(1)	$197,303
2,195,000	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(5)(7)	2,118,595
300,000	Vmed O2 U.K. Financing I PLC 4.25%, 01/31/2031(1)	261,734
		104,028,954
	Water - 0.1%
	Aegea Finance SARL
755,000	6.75%, 05/20/2029(7)	747,725
2,500,000	9.00%, 01/20/2031(1)	2,607,828
		3,355,553
	Total Corporate Bonds (cost $1,255,994,067)	$1,260,091,157
FOREIGN GOVERNMENT OBLIGATIONS - 6.0%
	Angola - 0.2%
9,890,000	Angola Government International Bonds 8.00%, 11/26/2029(7)	$7,884,209
	Argentina - 0.1%
4,440,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(5)	2,960,964
	Benin - 0.2%
8,715,000	Benin Government International Bonds 7.96%, 02/13/2038(7)	7,841,234
	Brazil - 0.5%
	Brazil Notas do Tesouro Nacional
BRL 29,566,000	10.00%, 01/01/2027	4,928,799
81,472,000	10.00%, 01/01/2031	12,282,988
9,551,000	10.00%, 01/01/2035	1,343,953
		18,555,740
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 1,115,000,000	5.00%, 10/01/2028(7)	1,167,385
1,910,000,000	6.00%, 04/01/2033(7)	2,057,270
		3,224,655
	China - 0.2%
CNY 31,590,000	Agricultural Development Bank of China 2.96%, 04/17/2030	4,608,993
29,900,000	China Government Bonds 2.27%, 05/25/2034	4,319,820
		8,928,813
	Colombia - 0.4%
	Colombia Government International Bonds
$ 8,550,000	5.00%, 06/15/2045	5,555,603
2,305,000	8.75%, 11/14/2053	2,203,101
	Colombia TES
COP 18,149,200,000	6.25%, 07/09/2036	2,745,041
9,076,600,000	7.00%, 06/30/2032	1,667,680
5,031,200,000	7.50%, 08/26/2026	1,163,470
		13,334,895
	Czech Republic - 0.0%
CZK 41,780,000	Czech Republic Government Bonds 2.50%, 08/25/2028(7)	1,847,282
	Dominican Republic - 0.1%
DOP 102,350,000	Dominican Republic International Bonds 13.63%, 02/03/2033(7)	2,018,601
The accompanying notes are an integral part of these financial statements.

104

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.0% - (continued)
	Gabon - 0.4%
$ 22,185,000	Gabon Government International Bonds 6.63%, 02/06/2031(7)	$15,781,788
	Hungary - 0.1%
HUF 1,088,210,000	Hungary Government Bonds 1.50%, 04/22/2026	2,917,729
	India - 0.0%
	India Government Bonds
INR 107,390,000	6.64%, 06/16/2035	1,290,834
39,760,000	7.26%, 01/14/2029	488,846
		1,779,680
	Indonesia - 0.2%
	Indonesia Treasury Bonds
IDR 59,047,000,000	7.00%, 09/15/2030	3,605,922
4,260,000,000	7.13%, 06/15/2038	258,413
18,530,000,000	7.50%, 06/15/2035	1,158,862
66,479,000,000	8.38%, 09/15/2026	4,106,960
		9,130,157
	Ivory Coast - 0.4%
	Ivory Coast Government International Bonds
EUR 965,000	4.88%, 01/30/2032(1)	944,438
11,935,000	4.88%, 01/30/2032(7)	11,680,691
2,050,000	5.88%, 10/17/2031(7)	2,116,352
		14,741,481
	Malaysia - 0.3%
	Malaysia Government Bonds
MYR 22,136,000	3.83%, 07/05/2034	5,192,495
6,975,000	3.90%, 11/16/2027	1,644,096
10,690,000	4.76%, 04/07/2037	2,707,096
		9,543,687
	Mexico - 0.3%
	Mexico Bonos
MXN 166,878,200	5.75%, 03/05/2026	8,323,359
44,690,300	8.00%, 05/24/2035	2,081,544
14,086,200	8.50%, 11/18/2038	651,068
$ 630,000	Mexico Government International Bonds 3.75%, 04/19/2071	340,876
		11,396,847
	Panama - 0.3%
9,510,000	Panama Government International Bonds 6.70%, 01/26/2036	9,161,741
	Peru - 0.2%
	Peru Government Bonds
PEN 5,815,000	5.40%, 08/12/2034	1,460,928
15,634,000	6.95%, 08/12/2031	4,631,104
6,063,000	7.60%, 08/12/2039(7)	1,718,170
		7,810,202
	Philippines - 0.1%
	Philippines Government Bonds
PHP 42,200,000	6.25%, 03/22/2028	763,616
101,410,000	6.88%, 01/10/2029	1,873,644
		2,637,260
	Poland - 0.1%
PLN 12,460,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	3,260,262
	Romania - 0.9%
	Romania Government Bonds
RON 8,160,000	5.00%, 02/12/2029	1,705,610
7,445,000	7.10%, 07/31/2034	1,644,884
14,410,000	8.25%, 09/29/2032	3,397,056
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 6.0% - (continued)
	Romania - 0.9% - (continued)
	Romania Government International Bonds
EUR 5,040,000	2.63%, 12/02/2040(1)	$3,398,130
5,285,000	2.75%, 04/14/2041(7)	3,568,679
7,080,000	2.88%, 04/13/2042(7)	4,796,744
4,105,000	3.75%, 02/07/2034(7)	3,831,246
7,245,000	5.38%, 03/22/2031(1)	8,087,802
$ 656,000	7.50%, 02/10/2037(1)	652,786
		31,082,937
	South Africa - 0.3%
	Republic of South Africa Government Bonds
ZAR 30,335,000	8.00%, 01/31/2030	1,580,428
162,657,000	8.75%, 01/31/2044	6,770,773
70,094,000	8.88%, 02/28/2035	3,379,210
		11,730,411
	Sri Lanka - 0.3%
	Sri Lanka Government International Bonds
$ 2,440,000	3.60%, 05/15/2036(1)(5)	1,695,800
14,497,414	3.60%, 02/15/2038(1)(5)	10,148,190
		11,843,990
	Supranational - 0.1%
INR 71,000,000	European Bank for Reconstruction & Development 6.75%, 03/14/2031	844,819
75,000,000	Inter-American Development Bank 7.00%, 01/25/2029	898,140
71,800,000	International Bank for Reconstruction & Development 6.75%, 07/13/2029	854,022
		2,596,981
	Thailand - 0.1%
	Thailand Government Bonds
THB 103,820,000	1.60%, 06/17/2035	3,016,838
19,114,000	3.45%, 06/17/2043	654,347
23,926,000	3.78%, 06/25/2032	809,646
		4,480,831
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 43,124,510	4.38%, 12/15/2028(15)	1,061,613
23,867,000	8.50%, 03/15/2028(7)	551,301
47,932,000	9.75%, 07/20/2033	1,143,683
		2,756,597
	Total Foreign Government Obligations (cost $230,229,371)	$219,248,974
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 605,369	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$671,188
	Higher Education - 0.2%
5,795,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	6,018,760
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
1,145,000	5.00%, 11/15/2050	1,148,428
785,000	6.81%, 11/15/2040	852,438
		2,000,866
	Total Municipal Bonds (cost $8,760,373)	$8,690,814
The accompanying notes are an integral part of these financial statements.

105

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16)
	Advertising - 0.0%
$ 1,275,363	Planet U.S. Buyer LLC 7.32%, 02/07/2031, 3 mo. USD Term SOFR + 3.00%	$1,267,073
	Aerospace & Defense - 0.3%
	Air Comm Corp. LLC
78,077	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(17)	77,003
936,923	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	924,040
1,280,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	1,258,138
99,251	Bleriot U.S. Bidco, Inc. 7.05%, 10/31/2030, 3 mo. USD Term SOFR + 2.75%	98,507
1,523,482	Cobham Ultra SeniorCo SARL 8.18%, 08/03/2029, 6 mo. USD Term SOFR + 3.50%	1,494,917
1,052,363	Dynasty Acquisition Co., Inc. 6.32%, 10/31/2031, 1 mo. USD Term SOFR + 2.00%	1,045,848
697,125	Spirit AeroSystems, Inc. 8.78%, 01/15/2027, 3 mo. USD Term SOFR + 4.50%	696,547
	TransDigm, Inc.
3,559,556	6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	3,521,433
2,099,450	6.80%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	2,076,041
		11,192,474
	Airlines - 0.2%
650,000	American Airlines, Inc. 6.52%, 04/20/2028, 3 mo. USD Term SOFR + 2.25%	635,375
1,477,575	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,469,271
2,437,750	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	2,193,975
285,162	SkyMiles IP Ltd. 8.02%, 10/20/2027, 3 mo. USD Term SOFR + 3.75%	287,240
2,130,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	2,118,456
1,306,800	WestJet Loyalty LP 7.55%, 02/14/2031, 3 mo. USD Term SOFR + 3.25%	1,238,193
		7,942,510
	Apparel - 0.3%
5,328,516	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	5,219,974
496,875	Champ Acquisition Corp. 8.80%, 11/25/2031, 3 mo. USD Term SOFR + 4.50%	495,220
555,000	Crocs, Inc. 6.55%, 02/19/2029, 3 mo. USD Term SOFR + 2.25%	555,350
1,789,022	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	1,769,647
1,440,000	Varsity Brands, Inc. 7.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.50%	1,413,000
		9,453,191
	Auto Parts & Equipment - 0.2%
	Clarios Global LP
EUR 765,000	5.40%, 01/28/2032, 1 mo. EURIBOR + 3.25%	854,177
$ 1,075,230	6.82%, 05/06/2030, 1 mo. USD Term SOFR + 2.50%	1,052,457
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Auto Parts & Equipment - 0.2% - (continued)
$ 775,000	7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	$757,888
	First Brands Group LLC
5,028,459	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	4,656,237
1,000,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	840,000
		8,160,759
	Beverages - 0.0%
1,653,415	Pegasus Bidco BV 7.57%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	1,645,148
	Chemicals - 0.2%
721,582	Axalta Coating Systems U.S. Holdings, Inc. 6.05%, 12/20/2029, 3 mo. USD Term SOFR + 1.75%	720,529
EUR 1,405,000	INEOS Finance PLC 5.40%, 02/07/2031, 1 mo. EURIBOR + 3.25%	1,485,284
$ 992,513	INEOS U.S. Finance LLC 7.32%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	915,593
688,235	Momentive Performance Materials, Inc. 8.32%, 03/29/2028, 1 mo. USD Term SOFR + 4.00%	674,815
987,106	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	979,288
988,141	SCIH Salt Holdings, Inc. 7.28%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	978,033
1,000,600	Tronox Finance LLC 6.81%, 09/30/2031, 3 mo. USD Term SOFR + 2.50%	938,342
	USALCO LLC
804,851	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	801,495
83,132	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(17)	82,785
		7,576,164
	Commercial Banks - 0.0%
	Chrysaor Bidco SARL
21,347	3.50%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(17)	21,356
287,931	7.74%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%	288,052
		309,408
	Commercial Services - 1.4%
2,295,963	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	2,292,474
1,596,021	APi Group DE, Inc. 6.07%, 01/03/2029, 1 mo. USD Term SOFR + 1.75%	1,592,254
2,079,550	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	2,071,169
EUR 1,540,000	Belron U.K. Finance PLC 5.53%, 10/16/2031, 3 mo. EURIBOR + 3.00%	1,737,559
2,055,172	Boels Topholding BV 5.10%, 05/23/2031, 1 mo. EURIBOR + 2.75%	2,308,367
1,000,000	Boluda Towage SL 6.00%, 01/31/2030, 3 mo. EURIBOR + 3.50%	1,127,503
$ 633,413	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	631,829
The accompanying notes are an integral part of these financial statements.

106

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Commercial Services - 1.4% - (continued)
$ 2,525,000	BrightView Landscapes LLC 6.28%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	$2,474,500
2,282,008	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	2,202,137
	Citrin Cooperman Advisors LLC
1,385,606	7.30%, 04/01/2032, 3 mo. USD Term SOFR + 3.00%	1,370,018
89,394	7.32%, 04/01/2032, 1 mo. USD Term SOFR + 3.00%(17)	88,388
1,191,334	Corp. Service Co. 6.32%, 11/02/2029, 1 mo. USD Term SOFR + 2.00%	1,178,432
1,094,744	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	1,088,099
1,384,511	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,382,351
2,653,350	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	2,630,956
1,397,437	Fugue Finance BV 7.50%, 01/09/2032, 6 mo. USD Term SOFR + 3.25%	1,393,943
992,512	Garda World Security Corp. 7.29%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	981,347
1,034,806	Grant Thornton Advisors LLC 7.07%, 06/02/2031, 1 mo. USD Term SOFR + 2.75%	1,025,586
	Inspired Finco Holdings Ltd.
EUR 357,716	0.00%, 02/28/2031(18)	401,142
1,557,284	5.40%, 02/28/2031, 1 mo. EURIBOR + 3.25%	1,746,334
	Lernen Bidco Ltd.
795,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	899,112
795,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	899,112
$ 521,069	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	518,245
971,193	Pearls Netherlands Bidco BV 7.53%, 02/26/2029, 1 mo. USD Term SOFR + 3.21%	956,926
881,541	PG Investment Co. 59 SARL 7.30%, 03/26/2031, 3 mo. USD Term SOFR + 3.00%	877,574
	Raven Acquisition Holdings LLC
66,667	3.25%, 11/19/2031, 3 mo. USD Term SOFR + 3.25%(17)	65,905
933,333	7.57%, 11/19/2031, 1 mo. USD Term SOFR + 3.25%	922,665
EUR 935,000	Ren10 Holding AB 6.21%, 07/31/2030, 3 mo. EURIBOR + 3.75%	1,057,234
$ 2,738,196	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	2,728,612
EUR 2,000,000	Techem Verwaltungsgesellschaft 675 GmbH 6.03%, 07/15/2029, 3 mo. EURIBOR + 3.50%	2,266,222
$ 3,167,475	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	3,146,245
922,687	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	897,314
	Verisure Holding AB
EUR 1,445,000	5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	1,629,292
879,776	5.44%, 05/30/2030, 3 mo. EURIBOR + 3.25%	994,612
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Commercial Services - 1.4% - (continued)
$ 774,313	Vestis Corp. 6.58%, 02/22/2031, 3 mo. USD Term SOFR + 2.25%	$753,019
969,802	Wand NewCo 3, Inc. 6.82%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	955,362
1,532,883	WEX, Inc. 6.07%, 03/31/2028, 1 mo. USD Term SOFR + 1.75%	1,514,688
771,850	WW International, Inc. 8.04%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	179,455
		50,985,982
	Construction Materials - 0.4%
1,014,104	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,000,292
	Cornerstone Building Brands, Inc.
992,248	7.67%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	865,181
895,500	8.82%, 05/15/2031, 1 mo. USD Term SOFR + 4.50%	734,588
274,043	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	255,751
	Emerald Borrower LP
1,557,175	6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	1,536,745
993,392	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	980,608
	Groundworks LLC
74,522	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(17)	73,637
402,348	7.32%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	397,572
1,184,731	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	1,157,577
481,363	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	472,775
	Quikrete Holdings, Inc.
3,891,865	6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	3,812,587
2,280,000	6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	2,232,325
257,317	Standard Industries, Inc. 6.07%, 09/22/2028, 1 mo. USD Term SOFR + 1.75%	257,276
1,990,000	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	1,920,350
		15,697,264
	Distribution/Wholesale - 0.2%
1,957,164	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	1,953,779
	Core & Main LP
1,560,025	6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	1,556,125
564,311	6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	562,432
855,000	Gloves Buyer, Inc. 8.32%, 01/17/2032, 1 mo. USD Term SOFR + 4.00%	814,815
	Windsor Holdings III LLC
EUR 1,295,000	4.85%, 08/01/2030, 1 mo. EURIBOR + 2.75%	1,441,676
$ 1,920,927	7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	1,891,632
		8,220,459
The accompanying notes are an integral part of these financial statements.

107

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Diversified Financial Services - 0.5%
$ 967,700	Advisor Group, Inc. 7.82%, 08/17/2028, 1 mo. USD Term SOFR + 3.50%	$963,045
3,229,957	Aretec Group, Inc. 7.82%, 08/09/2030, 1 mo. USD Term SOFR + 3.50%	3,209,770
1,487,846	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	1,484,826
974,401	Corpay Technologies Operating Co. LLC 6.07%, 04/28/2028, 1 mo. USD Term SOFR + 1.75%	970,221
1,014,900	CPI Holdco B LLC 6.32%, 05/19/2031, 1 mo. USD Term SOFR + 2.00%	1,006,831
2,850,000	FNZ Group Services Ltd. 9.29%, 11/05/2031, 3 mo. USD Term SOFR + 5.00%	2,351,250
2,164,575	Focus Financial Partners LLC 7.07%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	2,136,046
2,618,697	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	2,572,870
2,080,630	Jane Street Group LLC 6.31%, 12/15/2031, 3 mo. USD Term SOFR + 2.00%	2,050,419
1,027,125	Setanta Aircraft Leasing DAC 6.05%, 11/05/2028, 3 mo. USD Term SOFR + 1.75%	1,027,310
		17,772,588
	Electric - 0.1%
1,286,284	Constellation Renewables LLC 6.56%, 12/15/2027, 3 mo. USD Term SOFR + 2.25%	1,283,879
1,772,992	Thunder Generation Funding LLC 7.30%, 10/03/2031, U.S. (Fed) Prime Rate + 2.00%	1,770,333
		3,054,212
	Electronics - 0.2%
2,543,783	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	2,511,986
3,500,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	3,354,155
335,000	Minimax Viking GmbH 6.57%, 03/17/2032, 1 mo. USD Term SOFR + 2.25%	333,325
363,566	Roper Industrial Products Investment Co. LLC 7.05%, 11/22/2029, 3 mo. USD Term SOFR + 2.75%	359,989
		6,559,455
	Engineering & Construction - 0.3%
	Brown Group Holding LLC
1,639,578	6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,621,313
1,530,509	6.82%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	1,513,489
788,025	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	781,461
2,229,412	KKR Apple Bidco LLC 6.82%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	2,199,561
2,940,000	Newly Weds Foods, Inc. 6.58%, 03/15/2032, 1 mo. USD Term SOFR + 2.25%	2,921,625
		9,037,449
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Entertainment - 0.7%
	Banijay Entertainment SAS
EUR 1,305,000	5.42%, 02/10/2032, 3 mo. EURIBOR + 3.25%	$1,467,282
$ 451,007	7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	447,435
	Caesars Entertainment, Inc.
2,431,466	6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	2,393,778
792,000	6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	778,306
1,775,125	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	1,769,214
1,650,862	Crown Finance U.S., Inc. 9.57%, 12/02/2031, 1 mo. USD Term SOFR + 5.25%	1,633,842
	Delta 2 Lux SARL
683,333	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	679,493
341,667	6.30%, 09/30/2031, 3 mo. USD Term SOFR + 2.00%	339,746
495,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	490,154
1,870,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	1,843,502
3,096,358	Light & Wonder International, Inc. 6.57%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	3,086,047
1,228,285	Maverick Gaming LLC 11.78%, 06/03/2028, 3 mo. USD Term SOFR + 7.50%	814,781
	Motion Finco SARL
EUR 335,000	6.11%, 11/12/2029, 3 mo. EURIBOR + 3.75%	362,427
$ 436,960	7.80%, 11/12/2029, 3 mo. USD Term SOFR + 3.50%	411,835
873,937	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	843,787
1,280,131	Penn Entertainment, Inc. 6.82%, 05/03/2029, 1 mo. USD Term SOFR + 2.50%	1,273,730
3,715,114	SeaWorld Parks & Entertainment, Inc. 6.32%, 12/04/2031, 1 mo. USD Term SOFR + 2.00%	3,659,387
2,572,254	Six Flags Entertainment Corp. 6.32%, 05/01/2031, 1 mo. USD Term SOFR + 2.00%	2,547,818
1,940,137	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	1,937,305
		26,779,869
	Environmental Control - 0.1%
1,935,000	Clean Harbors, Inc. 6.07%, 10/09/2028, 1 mo. USD Term SOFR + 1.75%	1,943,862
	Filtration Group Corp.
EUR 450,000	5.65%, 10/21/2028, 1 mo. EURIBOR + 3.50%	508,304
$ 1,506,806	7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,503,853
600,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	591,000
		4,547,019
The accompanying notes are an integral part of these financial statements.

108

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Food - 0.2%
$ 135,000	8th Avenue Food & Provisions, Inc. 12.19%, 10/01/2026, 1 mo. USD Term SOFR + 7.75%	$121,838
228,844	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	228,272
1,539,368	CHG PPC Parent LLC 7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	1,535,519
	Froneri Lux Finco SARL
EUR 2,000,000	5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	2,245,446
$ 1,309,195	6.24%, 09/30/2031, 6 mo. USD Term SOFR + 2.00%	1,298,394
1,959,548	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	1,965,426
		7,394,895
	Food Service - 0.1%
1,157,382	Aramark Services, Inc. 6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	1,155,449
726,368	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	726,761
		1,882,210
	Hand/Machine Tools - 0.1%
1,110,000	Alliance Laundry Systems LLC 7.07%, 08/19/2031, 3 mo. USD Term SOFR + 2.75%	1,100,154
860,675	Madison Safety & Flow LLC 7.07%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	853,144
		1,953,298
	Healthcare - Products - 0.2%
64,649	Avantor Funding, Inc. 6.42%, 11/08/2027, 1 mo. USD Term SOFR + 2.00%	64,669
1,996,382	Bausch & Lomb Corp. 8.32%, 09/29/2028, 1 mo. USD Term SOFR + 4.00%	1,974,761
	Hanger, Inc.
84,981	4.15%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%(17)	84,708
660,019	7.82%, 10/23/2031, 1 mo. USD Term SOFR + 3.50%	657,901
3,790,620	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	3,762,569
		6,544,608
	Healthcare - Services - 0.3%
995,424	ADMI Corp. 7.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	948,141
1,000,000	Aveanna Healthcare LLC 11.46%, 12/10/2029, 3 mo. USD Term SOFR + 7.00%	940,830
	EyeCare Partners LLC
1,276,748	5.23%, 11/30/2028, 6 mo. USD Term SOFR + 3.61%(14)	983,632
134,433	11.12%, 11/30/2028, 6 mo. USD Term SOFR + 6.75%	33,608
1,272,150	Heartland Dental LLC 8.82%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	1,256,566
99,260	ICON Luxembourg SARL 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	99,302
932,519	Parexel International Corp. 6.82%, 11/15/2028, 1 mo. USD Term SOFR + 2.50%	926,346
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Healthcare - Services - 0.3% - (continued)
$ 2,688,897	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	$2,596,480
1,802,470	Surgery Center Holdings, Inc. 7.07%, 12/19/2030, 1 mo. USD Term SOFR + 2.75%	1,795,152
		9,580,057
	Home Builders - 0.0%
1,530,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,512,466
	Home Furnishings - 0.1%
606,954	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	599,191
2,332,837	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	2,325,839
		2,925,030
	Insurance - 0.9%
3,233,402	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	3,190,980
4,746,150	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	4,709,557
1,281,788	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	1,274,379
2,124,794	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	2,124,241
	Asurion LLC
897,233	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	864,852
447,018	8.67%, 08/19/2028, 1 mo. USD Term SOFR + 4.25%	432,498
1,440,000	9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	1,341,259
1,500,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	1,372,965
1,871,147	Howden Group Holdings Ltd. 7.32%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,858,517
5,140,050	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	5,103,556
4,908,749	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	4,881,162
	Truist Insurance Holdings LLC
1,287,742	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	1,272,186
250,000	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	249,000
3,233,040	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	3,210,539
		31,885,691
	Internet - 0.3%
1,710,253	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	940,639
	Go Daddy Operating Co. LLC
412,959	6.07%, 11/09/2029, 1 mo. USD Term SOFR + 1.75%	411,014
496,250	6.07%, 05/30/2031, 1 mo. USD Term SOFR + 1.75%	493,407
	MH Sub I LLC
2,891,906	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	2,732,851
The accompanying notes are an integral part of these financial statements.

109

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Internet - 0.3% - (continued)
$ 4,251,465	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	$3,716,248
795,000	10.57%, 02/23/2029, 1 mo. USD Term SOFR + 6.25%	703,575
185,000	Plano HoldCo, Inc. 7.80%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	182,225
199,496	Proofpoint, Inc. 7.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	198,200
687,278	Shutterfly, Inc. 5.32%, 10/01/2027, 1 mo. USD Term SOFR + 4.00%	592,777
2,040,000	Speedster Bidco GmbH 7.55%, 12/10/2031, 3 mo. USD Term SOFR + 3.25%	2,022,150
		11,993,086
	Investment Company Security - 0.1%
1,236,900	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	1,228,551
1,030,855	Intrado Corp. 7.80%, 01/31/2030, 3 mo. USD Term SOFR + 3.50%	996,713
1,370,006	Nexus Buyer LLC 7.82%, 07/31/2031, 1 mo. USD Term SOFR + 3.50%	1,365,252
1,390,000	Nvent Electric PLC 7.82%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	1,383,342
		4,973,858
	IT Services - 0.5%
2,064,825	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	2,035,793
3,611,850	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	3,530,583
	Kaseya, Inc.
2,045,000	7.57%, 03/20/2032, 1 mo. USD Term SOFR + 3.25%	2,028,926
335,000	9.32%, 03/18/2033, 1 mo. USD Term SOFR + 5.00%	326,766
4,021,259	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,764,904
420,267	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	420,267
	Nielsen Consumer, Inc.
EUR 855,000	5.65%, 03/06/2028, 1 mo. EURIBOR + 3.50%	956,606
$ 1,500,000	7.82%, 03/06/2028, 1 mo. USD Term SOFR + 3.50%	1,494,375
2,717,784	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	2,446,495
700,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	666,750
1,052,139	Tempo Acquisition LLC 6.07%, 08/31/2028, 1 mo. USD Term SOFR + 1.75%	1,042,606
		18,714,071
	Leisure Time - 0.2%
	Carnival Corp.
591,812	6.33%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	590,706
1,520,217	6.33%, 10/18/2028, 1 mo. USD Term SOFR + 2.00%	1,513,574
1,460,437	Hayward Industries, Inc. 6.94%, 05/30/2028, 1 mo. USD Term SOFR + 2.50%	1,453,748
2,242,304	LC AHAB U.S. Bidco LLC 7.32%, 05/01/2031, 1 mo. USD Term SOFR + 3.00%	2,175,034
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Leisure Time - 0.2% - (continued)
$ 1,588,142	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	$1,470,270
495,009	Recess Holdings, Inc. 8.03%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	489,906
		7,693,238
	Lodging - 0.0%
495,000	Station Casinos LLC 6.32%, 03/14/2031, 1 mo. USD Term SOFR + 2.00%	490,723
	Machinery-Construction & Mining - 0.1%
730,000	Terex Corp. 6.30%, 10/08/2031, 3 mo. USD Term SOFR + 2.00%	727,627
1,763,051	WEC U.S. Holdings Ltd. 6.57%, 01/27/2031, 1 mo. USD Term SOFR + 2.25%	1,744,980
		2,472,607
	Machinery-Diversified - 0.1%
993,731	CD&R Hydra Buyer, Inc. 8.42%, 03/25/2031, 1 mo. USD Term SOFR + 4.00%	954,608
223,312	Titan Acquisition Ltd. 8.72%, 02/15/2029, 6 mo. USD Term SOFR + 4.50%	218,130
	TK Elevator Midco GmbH
EUR 1,920,000	5.85%, 04/30/2030, 3 mo. EURIBOR + 3.25%	2,154,410
$ 1,760,062	7.24%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	1,751,261
		5,078,409
	Media - 0.3%
863,486	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	858,633
EUR 1,075,000	DLG Acquisitions Ltd. 6.56%, 05/16/2031, 3 mo. EURIBOR + 4.00%	1,214,940
	EW Scripps Co.
$ 311,700	7.76%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	257,374
419,954	10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	380,453
	NEP Group, Inc.
2,462,892	7.82%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%	2,203,894
1,460,486	8.57%, 08/19/2026, 3 mo. USD Term SOFR + 4.00%	1,303,484
210,000	NEP/NCP Holdco, Inc. 11.57%, 10/19/2026, 3 mo. USD Term SOFR + 7.00%	129,150
1,000,000	Telenet Financing USD LLC 6.44%, 04/30/2028, 1 mo. USD Term SOFR + 2.00%	975,830
3,000,000	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	2,722,500
	Virgin Media Bristol LLC
1,125,000	7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	1,091,374
1,010,000	7.69%, 01/31/2029, 1 mo. USD Term SOFR + 3.25%	994,042
		12,131,674
	Metal Fabricate/Hardware - 0.1%
1,672,260	AZZ, Inc. 6.82%, 05/13/2029, 1 mo. USD Term SOFR + 2.50%	1,668,497
The accompanying notes are an integral part of these financial statements.

110

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Mining - 0.1%
$ 1,443,221	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	$1,420,490
1,310,000	Novelis Corp. 6.29%, 03/11/2032, 3 mo. USD Term SOFR + 2.00%	1,305,913
		2,726,403
	Miscellaneous Manufacturing - 0.2%
EUR 2,001,017	CeramTec AcquiCo GmbH 6.00%, 03/16/2029, 3 mo. EURIBOR + 3.50%	2,228,271
$ 485,000	John Bean Technologies Corp. 6.67%, 01/02/2032, 1 mo. USD Term SOFR + 2.25%	483,181
1,517,375	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	1,440,247
1,541,137	Touchdown Acquirer, Inc. 7.08%, 02/21/2031, 3 mo. USD Term SOFR + 2.75%	1,510,962
		5,662,661
	Oil & Gas - 0.0%
345,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	338,963
	Oil & Gas Services - 0.0%
93,779	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(10)	469
	Packaging & Containers - 0.3%
2,060,930	Altium Packaging LLC 6.82%, 06/11/2031, 1 mo. USD Term SOFR + 2.50%	2,007,696
3,991,926	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	3,960,869
	Clydesdale Acquisition Holdings, Inc.
32,732	7.48%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	32,442
1,872,268	7.49%, 04/01/2032, 1 mo. USD Term SOFR + 3.25%	1,855,661
1,865,106	7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,850,894
326,700	SupplyOne, Inc. 8.07%, 04/21/2031, 1 mo. USD Term SOFR + 3.75%	324,318
2,073,469	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	2,041,973
		12,073,853
	Pharmaceuticals - 0.2%
2,750,000	Bausch Health Cos., Inc. 10.54%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	2,589,593
1,037,984	Elanco Animal Health, Inc. 6.17%, 08/01/2027, 1 mo. USD Term SOFR + 1.75%	1,031,154
1,169,125	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	1,130,883
EUR 1,320,000	IVC Acquisition Ltd. 6.43%, 12/12/2028, 3 mo. EURIBOR + 4.00%	1,479,347
$ 460,243	Option Care Health, Inc. 6.57%, 10/27/2028, 1 mo. USD Term SOFR + 2.25%	459,668
24,731	PRA Health Sciences, Inc. 6.30%, 07/03/2028, 3 mo. USD Term SOFR + 2.00%	24,741
		6,715,386
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Pipelines - 0.3%
$ 468,822	AL GCX Holdings LLC 6.32%, 05/17/2029, 1 mo. USD Term SOFR + 2.00%	$464,720
395,449	Brazos Delaware II LLC 7.32%, 02/11/2030, 1 mo. USD Term SOFR + 3.00%	394,263
112,695	Buckeye Partners LP 6.07%, 11/01/2026, 1 mo. USD Term SOFR + 1.75%	112,639
613,463	EPIC Crude Services LP 7.26%, 10/15/2031, 3 mo. USD Term SOFR + 3.00%	612,260
2,494,655	Northriver Midstream Finance LP 6.55%, 08/16/2030, 3 mo. USD Term SOFR + 2.25%	2,484,402
3,273,542	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	3,237,238
2,259,337	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	2,228,972
968,006	UGI Energy Services LLC 6.82%, 02/22/2030, 1 mo. USD Term SOFR + 2.50%	965,343
		10,499,837
	REITS - 0.0%
587,563	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	583,009
	Retail - 0.8%
3,538,931	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	3,499,118
995,000	Dave & Buster's, Inc. 7.53%, 11/01/2031, 3 mo. USD Term SOFR + 3.25%	915,092
1,825,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	1,779,375
1,001,761	Foundation Building Materials Holding Co. LLC 8.28%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	920,548
3,822,920	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	3,730,214
3,472,433	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	3,443,403
781,075	Johnstone Supply LLC 6.82%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	773,506
485,000	Kodiak Building Partners, Inc. 8.03%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	465,338
3,869,079	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	3,653,881
1,000,000	Les Schwab Tire Centers 6.81%, 04/23/2031, 3 mo. USD Term SOFR + 2.50%	991,880
2,555,424	Michaels Cos., Inc. 8.81%, 04/17/2028, 3 mo. USD Term SOFR + 4.25%	1,394,623
1,447,530	Petco Health & Wellness Co., Inc. 7.81%, 03/03/2028, 3 mo. USD Term SOFR + 3.25%	1,259,076
1,528,652	PetSmart, Inc. 8.17%, 02/11/2028, 1 mo. USD Term SOFR + 3.75%	1,503,812
1,302,310	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,213,505
The accompanying notes are an integral part of these financial statements.

111

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Retail - 0.8% - (continued)
$ 1,491,754	Staples, Inc. 10.04%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	$1,284,146
1,972,646	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	1,919,286
		28,746,803
	Semiconductors - 0.0%
1,061,390	MKS Instruments, Inc. 6.32%, 08/17/2029, 1 mo. USD Term SOFR + 2.00%	1,051,307
	Software - 1.3%
524,272	Ascend Learning LLC 10.17%, 12/10/2029, 1 mo. USD Term SOFR + 5.75%	513,624
2,546,795	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	2,521,734
1,865,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	1,858,398
	Boxer Parent Co., Inc.
1,925,000	7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	1,884,305
1,260,000	10.07%, 07/30/2032, 1 mo. USD Term SOFR + 5.75%	1,188,596
1,595,713	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	1,524,624
399,000	CCC Intelligent Solutions, Inc. 6.32%, 01/23/2032, 1 mo. USD Term SOFR + 2.00%	398,003
355,000	Clearwater Analytics LLC 6.53%, 04/21/2032, 3 mo. USD Term SOFR + 2.25%	353,225
	Cotiviti Corp.
1,813,736	7.07%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	1,772,927
2,000,000	7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,952,500
372,192	Dayforce, Inc. 6.28%, 03/01/2031, 3 mo. USD Term SOFR + 2.00%	371,727
	DCert Buyer, Inc.
502,286	8.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	484,847
1,000,000	11.32%, 02/19/2029, 1 mo. USD Term SOFR + 7.00%	820,000
2,834,139	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	2,822,179
1,292,598	E2open LLC 7.94%, 02/04/2028, 1 mo. USD Term SOFR + 3.50%	1,284,519
1,542,051	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,530,486
1,666,325	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	1,656,860
1,562,500	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	1,554,688
	Genesys Cloud Services Holdings II LLC
EUR 1,125,000	5.44%, 01/30/2032, 3 mo. EURIBOR + 3.25%	1,261,712
$ 897,750	6.82%, 01/30/2032, 1 mo. USD Term SOFR + 2.50%	884,472
2,054,099	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	2,045,369
2,015,218	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	1,940,272
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 12.5%(16) - (continued)
	Software - 1.3% - (continued)
$ 1,194,000	Press Ganey Holdings, Inc. 7.57%, 04/30/2031, 1 mo. USD Term SOFR + 3.25%	$1,185,379
955,450	Quartz Acquireco LLC 6.55%, 06/28/2030, 3 mo. USD Term SOFR + 2.25%	944,701
2,765,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	2,761,544
3,786,750	Rocket Software, Inc. 8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	3,757,289
2,083,964	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	2,080,276
4,016,316	UKG, Inc. 7.32%, 02/10/2031, 1 mo. USD Term SOFR + 3.00%	4,000,451
1,535,137	Waystar Technologies, Inc. 6.57%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	1,527,461
1,527,406	Zelis Payments Buyer, Inc. 7.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	1,489,221
		48,371,389
	Telecommunications - 0.4%
980,000	Altice France SA 9.76%, 08/15/2028, 3 mo. USD Term SOFR + 5.50%	880,040
893,250	Crown Subsea Communications Holding, Inc. 8.32%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	891,463
1,795,000	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	1,784,535
1,250,000	Level 3 Financing, Inc. 8.57%, 03/27/2032, 1 mo. USD Term SOFR + 4.25%	1,245,625
EUR 3,561,915	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	3,986,373
$ 1,209,054	Venga Finance SARL 8.32%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	1,202,634
2,824,720	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	2,807,941
		12,798,611
	Transportation - 0.2%
2,713,192	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	2,698,286
1,542,250	Genesee & Wyoming, Inc. 6.05%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	1,520,766
910,000	Stonepeak Nile Parent LLC 9.25%, 04/09/2032, 1 mo. USD Term SOFR + 1.75%	893,129
1,863,281	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	1,816,699
		6,928,880
	Total Senior Floating Rate Interests (cost $464,760,616)	$455,593,013
U.S. GOVERNMENT AGENCIES - 13.6%
	Mortgage-Backed Agencies - 13.6%
	Farm Credit Bank of Texas - 0.1%
1,957,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(8)(9)	$2,027,808
	Federal Home Loan Mortgage Corp. - 1.4%
1,565	0.00%, 11/15/2036(6)(19)	1,308
The accompanying notes are an integral part of these financial statements.

112

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 13.6% - (continued)
	Mortgage-Backed Agencies - 13.6% - (continued)
	Federal Home Loan Mortgage Corp. - 1.4% - (continued)
$ 12,137,202	1.21%, 06/25/2030(3)(4)	$577,858
3,790,112	1.23%, 01/25/2030(3)(4)	163,858
2,105,760	1.76%, 04/25/2030(3)(4)	136,292
2,658,480	1.94%, 11/25/2047(3)(4)	181,919
2,355,000	1.96%, 02/25/2047(3)(4)	182,537
4,759,080	2.02%, 10/25/2047(3)(4)	342,722
3,345,000	2.07%, 09/25/2047(3)(4)	76,242
1,150,193	2.09%, 09/25/2046(3)(4)	86,175
1,890,000	2.17%, 08/25/2047(3)(4)	146,839
3,870,000	2.23%, 05/25/2047(3)(4)	83,119
2,605,748	2.33%, 05/25/2047(3)(4)	206,978
12,730	3.00%, 03/15/2033(4)	927
2,860,648	3.00%, 12/25/2052(4)	515,602
1,955,000	3.49%, 06/25/2048(3)(4)	268,762
75,919	4.50%, 03/15/2041	75,883
2,527,637	4.50%, 05/25/2050(4)	508,702
36,395	4.75%, 07/15/2039	36,764
3,355	5.50%, 08/15/2033	3,477
8,659	6.50%, 07/15/2036	9,017
180,000	8.10%, 01/25/2051, 30 day USD SOFR Average + 3.75%(1)(2)	186,906
4,740,000	8.35%, 11/25/2051, 30 day USD SOFR Average + 4.00%(1)(2)	4,923,254
730,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	757,060
3,670,000	11.20%, 11/25/2051, 30 day USD SOFR Average + 6.85%(1)(2)	3,888,739
2,395,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	2,537,215
13,320,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	15,699,839
2,770,000	12.10%, 01/25/2051, 30 day USD SOFR Average + 7.75%(1)(2)	3,018,143
11,225,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	11,940,594
4,200,000	13.60%, 05/25/2043, 30 day USD SOFR Average + 9.25%(1)(2)	4,481,942
		51,038,673
	Federal National Mortgage Association - 0.1%
38,125	2.03%, 04/25/2055(3)(4)	1,739
4,316	2.50%, 06/25/2028(4)	107
15,673	3.00%, 01/25/2028(4)	287
25,928	3.16%, 12/01/2026	25,551
12,599	3.50%, 05/25/2030(4)	685
19,745	3.87%, 10/01/2025	19,653
30,184	3.89%, 05/01/2030	29,844
9,123	4.00%, 03/25/2042(4)	991
69	4.50%, 07/25/2027(4)	0
34,251	5.50%, 04/25/2035	35,726
9,093	5.50%, 04/25/2037	9,525
94,264	5.50%, 06/25/2042(4)	19,169
636	5.53%, 05/25/2042(3)(4)	44
2,687,844	6.00%, 04/01/2039	2,760,835
		2,904,156
	Government National Mortgage Association - 2.4%
8,202	4.00%, 05/16/2042(4)	724
27,105,053	4.00%, 11/20/2052	25,306,573
13,533,852	4.50%, 10/20/2052	13,034,607
20,747	5.00%, 10/16/2041(4)	3,581
20,235,000	5.50%, 05/20/2054(20)	20,224,171
10,320,000	6.00%, 05/20/2054(20)	10,437,309
17,400,000	6.00%, 04/20/2055	17,607,699
		86,614,664
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 13.6% - (continued)
	Mortgage-Backed Agencies - 13.6% - (continued)
	Uniform Mortgage-Backed Security - 9.6%
$ 12,480,000	2.50%, 05/01/2054(20)	$10,373,011
7,270,000	3.50%, 03/01/2052(20)	6,560,358
25,370,000	4.00%, 04/01/2055(20)	23,643,545
12,275,000	4.50%, 05/01/2055(20)	11,737,973
18,350,000	5.00%, 05/01/2039(20)	18,447,728
18,875,000	5.00%, 05/01/2054(20)	18,475,156
10,875,000	5.50%, 05/01/2039(20)	11,047,871
236,425,000	5.50%, 05/01/2054(20)	235,914,611
15,700,000	6.00%, 05/01/2054(20)	15,926,256
		352,126,509
	Total U.S. Government Agencies (cost $493,885,978)	$494,711,810
U.S. GOVERNMENT SECURITIES - 11.7%
	U.S. Treasury Securities - 11.7%
	U.S. Treasury Bonds - 7.3%
2,200,000	2.25%, 08/15/2046	$1,455,180
29,900,000	2.50%, 02/15/2045	21,255,863
66,440,000	3.38%, 11/15/2048(21)(22)	53,071,545
14,845,000	3.63%, 08/15/2043(22)	12,894,274
9,545,000	3.63%, 05/15/2053	7,899,606
24,640,000	3.88%, 02/15/2043	22,301,125
36,415,000	4.00%, 11/15/2042	33,575,768
17,955,000	4.00%, 11/15/2052(23)	15,925,945
32,290,000	4.13%, 08/15/2044	29,928,794
43,900,000	4.13%, 08/15/2053(21)(24)	39,787,805
18,435,000	4.25%, 08/15/2054	17,089,821
10,240,000	4.50%, 11/15/2054	9,912,000
257,400	4.63%, 02/15/2055	254,705
		265,352,431
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
33,002,267	0.25%, 02/15/2050(15)	19,270,444
520,369	0.63%, 02/15/2043(15)	389,169
35,876,633	0.75%, 02/15/2042(15)	28,019,732
20,518,749	0.75%, 02/15/2045(15)	15,076,125
6,611,070	1.00%, 02/15/2046(15)	5,034,656
17,795,700	1.38%, 02/15/2044(15)	15,043,955
		82,834,081
	U.S. Treasury Inflation-Indexed Notes - 0.9%
33,238,107	1.75%, 01/15/2034(15)	32,913,965
	U.S. Treasury Notes - 1.2%
34,305,000	3.88%, 08/15/2034	33,602,820
10,195,000	4.25%, 11/15/2034	10,273,055
1,204,500	4.63%, 02/15/2035	1,249,669
		45,125,544
	Total U.S. Government Securities (cost $448,644,535)	$426,226,021
COMMON STOCKS - 0.0%
	Energy - 0.0%
3,682	PES Energy Liquidating Trust*(11)(25)	$—
	Health Care Equipment & Services - 0.0%
707	Becton Dickinson & Co.	146,413
	Real Estate Management & Development - 0.0%
5,583	Zillow Group, Inc. Class C*	375,903
	Software & Services - 0.0%
1,978	MongoDB, Inc.*	340,552
	Total Common Stocks (cost $1,227,657)	$862,868
The accompanying notes are an integral part of these financial statements.

113

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
EXCHANGE-TRADED FUNDS - 0.7%
	Other Investment Pools & Funds - 0.7%
493,000	Invesco Senior Loan ETF	$10,214,960
392,700	SPDR Blackstone Senior Loan ETF	16,014,306
	Total Exchange-Traded Funds (cost $26,893,487)	$26,229,266
PREFERRED STOCKS - 0.8%
	Banks - 0.0%
54,025	JP Morgan Chase & Co. Series MM, 4.20%(26)	$961,645
	Capital Goods - 0.2%
105,827	Boeing Co. (Preference Shares), 6.00%	6,495,661
	Equity Real Estate Investment Trusts (REITs) - 0.0%
52,500	Public Storage Series K, REIT, 4.75%(26)	1,012,725
	Financial Services - 0.3%
67,000	Ares Management Corp. Series B, 6.75%	3,307,790
56,189	Bank of New York Mellon Corp. Series K, 6.15%*(26)	1,411,468
43,251	Corebridge Financial, Inc. (Preference Shares), 6.38%	1,031,969
77,950	Morgan Stanley Series Q, 6.63%(26)	1,959,663
80,731	Synchrony Financial Series B, 8.25%(26)	2,036,843
		9,747,733
	Insurance - 0.0%
70,127	Enstar Group Ltd. Series D, 7.00%(26)	1,495,107
	Telecommunication Services - 0.1%
17,239	U.S. Cellular Corp. (Preference Shares), 6.25%	406,840
78,229	U.S. Cellular Corp. (Preference Shares), 5.50%	1,717,909
47,432	U.S. Cellular Corp. (Preference Shares), 5.50%	1,052,042
		3,176,791
	Utilities - 0.2%
30,734	NextEra Energy, Inc. (Preference Shares), 6.93%	1,183,259
30,000	PG&E Corp. Series A, 6.00%	1,304,700
14,680	Sempra (Preference Shares), 5.75%	305,931
115,925	Southern Co. (Preference Shares), 6.50%	2,959,566
34,405	Southern Co. Series 2020, 4.95%	689,820
		6,443,276
	Total Preferred Stocks (cost $28,993,866)	$29,332,938
WARRANTS - 0.0%
	Semiconductors & Semiconductor Equipment - 0.0%
20,550	Maxeon Solar Technologies Ltd. Expires 01/15/2028*(11)(25)	$9,700
	Total Warrants (cost $—)	$9,700
	Total Long-Term Investments (cost $3,984,461,531)	$3,941,064,221
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.0%
	Repurchase Agreements - 0.0%
$ 630,209	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $630,286; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $642,935		$630,209
	Total Short-Term Investments (cost $630,209)		$630,209
	Total Investments (cost $3,985,091,740)	107.9%	$3,941,694,430
	Other Assets and Liabilities	(7.9)%	(288,566,287)
	Net Assets	100.0%	$3,653,128,143
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$1,410,710,423, representing 38.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.
(5)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(6)	Security is a zero-coupon bond.
(7)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $609,373,485, representing 16.7% of net assets.

(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
The accompanying notes are an integral part of these financial statements.

114

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(9)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(10)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(11)	Investment valued using significant unobservable inputs.
(12)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $7,055,841 at April 30, 2025.
(13)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(14)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(15)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(16)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(17)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $493,782, which represents to 0.0% of total net assets.

(18)	All or a portion of the security represents unsettled bank loan commitments at April 30, 2025, where the rate will be determined at time of settlement.
(19)	Security disclosed is principal-only strips.
(20)	Represents or includes a TBA transaction.
(21)	All or a portion of the security was pledged as collateral against open forward foreign currency exchange contracts. As of April 30, 2025, the market value of securities pledged was $4,672,440.
(22)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2025, the market value of securities pledged was $2,361,324.
(23)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $10,643,906.
(24)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $33,633,837.
(25)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $9,700 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
06/2024	Maxeon Solar Technologies Ltd. Expires 01/15/2028 Warrants	20,550	$—	$9,700
08/2015	PES Energy Liquidating Trust	3,682	31,941	—
			$31,941	$9,700

(26)	Perpetual security with no stated maturity date.

OTC Swaptions Outstanding at April 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(89,900,000)	$(897,457)	$(737,180)	$(160,277)
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(83,525,000)	(2,132,478)	(1,244,649)	(887,829)
							$(3,029,935)	$(1,981,829)	$(1,048,106)
Put
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(89,900,000)	$(897,457)	$(1,285,570)	$388,113
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(83,525,000)	(2,132,477)	(1,597,909)	(534,568)
							$(3,029,934)	$(2,883,479)	$(146,455)
Total Written Option Contracts OTC swaption contracts							$(6,059,869)	$(4,865,308)	$(1,194,561)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	855	06/16/2025	$62,966,754	$1,590,593
Canadian 10-Years Bond Future	574	06/19/2025	51,487,625	172,623
The accompanying notes are an integral part of these financial statements.

115

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
Euro-BUND Future	74	06/06/2025	$11,047,241	$64,284
U.S. Treasury 2-Year Note Future	1,569	06/30/2025	326,584,899	552,254
U.S. Treasury 5-Year Note Future	10,107	06/30/2025	1,103,637,029	10,144,577
U.S. Treasury 10-Year Note Future	4,880	06/18/2025	547,627,500	349,729
U.S. Treasury 10-Year Ultra Future	1,229	06/18/2025	141,008,547	451,772
U.S. Treasury Long Bond Future	10	06/18/2025	1,166,250	30,610
Total				$13,356,442
Short position contracts:
Euro BUXL 30-Year Bond Future	(103)	06/06/2025	$(14,480,435)	$(593,386)
Euro-BOBL Future	(959)	06/06/2025	(129,966,468)	(1,304,608)
Euro-Schatz Future	(362)	06/06/2025	(44,113,584)	(233,028)
French Government Bond Future	(225)	06/06/2025	(32,024,551)	(841,905)
Long Gilt Future	(1)	06/26/2025	(124,634)	(1,587)
U.S. Treasury Ultra Bond Future	(355)	06/18/2025	(42,966,094)	(656,300)
Total				$(3,630,814)
Total futures contracts				$9,725,628

TBA Sale Commitments Outstanding at April 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$6,440,000	05/20/2055	$(5,487,577)	$(72,946)
Government National Mortgage Association, 4.00%	27,050,000	05/20/2055	(25,173,947)	(259,418)
Government National Mortgage Association, 4.50%	785,000	05/20/2055	(751,330)	(9,566)
Government National Mortgage Association, 6.00%	33,910,000	05/20/2054	(34,295,461)	(165,753)
Uniform Mortgage-Backed Security, 3.00%	16,650,000	02/01/2052	(14,447,242)	(136,263)
Uniform Mortgage-Backed Security, 3.50%	35,920,000	03/01/2052	(32,413,765)	(184,139)
Uniform Mortgage-Backed Security, 4.00%	25,400,000	04/01/2055	(23,671,504)	(255,879)
Uniform Mortgage-Backed Security, 4.00%	35,550,000	06/01/2052	(33,121,498)	(215,876)
Uniform Mortgage-Backed Security, 4.50%	290,000	05/01/2055	(277,313)	(476)
Uniform Mortgage-Backed Security, 5.00%	18,850,000	05/01/2039	(18,950,391)	(232,930)
Uniform Mortgage-Backed Security, 6.50%	36,250,000	05/01/2054	(37,329,146)	(213,052)
Total TBA sale commitments (proceeds receivable $224,172,876)			$(225,919,174)	$(1,746,298)
At April 30, 2025, the aggregate market value of TBA Sale Commitments represents (6.2)% of total net assets.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	1,850,000	(1.00%)	06/20/2030	Quarterly	$101,386	$—	$79,766	$(21,620)
Sell protection:
CDX.NA.HY.S44.V1	USD	94,397,425	5.00%	06/20/2030	Quarterly	$2,569,524	$—	$3,794,668	$1,225,144
ITRAXX-XOVER S43.V1	EUR	118,580,000	5.00%	06/20/2030	Quarterly	5,194,530	—	9,422,495	4,227,965
Total						$7,764,054	$—	$13,217,163	$5,453,109
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	7,250,000	(1.00%)	12/20/2029	Quarterly	$38,981	$—	$86,633	$47,652
Societe Generale SA	EUR	935,000	(1.00%)	06/20/2030	Quarterly	14,326	—	(2,957)	(17,283)
Total						$53,307	$—	$83,676	$30,369
The accompanying notes are an integral part of these financial statements.

116

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025 – (continued)
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues – (continued):
Sell protection:
Danske Bank AS (A-)	EUR	7,300,000	1.00%	12/20/2029	Quarterly	$—	$(18,025)	$22,916	$40,941
Lloyds Banking Group PLC (BB-)	EUR	915,000	1.00%	06/20/2030	Quarterly	—	(11,469)	(13,110)	(1,641)
Total						$—	$(29,494)	$9,806	$39,300
Total						$53,307	$(29,494)	$93,482	$69,669
Total centrally cleared credit default swap contracts						$7,918,747	$(29,494)	$13,390,411	$5,501,158

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	8,975,000	05/31/2029	Annual	$—	$—	$(179,908)	$(179,908)
4.16% Fixed	12 Mo. USD SOFR	USD	64,955,000	03/19/2045	Annual	—	(125,155)	(2,447,112)	(2,321,957)
2.97% Fixed	12 Mo. USD SOFR	USD	10,685,000	03/15/2053	Annual	32,027	—	1,607,717	1,575,690
2.88% Fixed	12 Mo. USD SOFR	USD	8,095,000	03/15/2053	Annual	87,684	—	1,343,651	1,255,967
3.25% Fixed	12 Mo. USD SOFR	USD	5,555,000	06/21/2053	Annual	—	(56,744)	632,771	689,515
3.59% Fixed	12 Mo. USD SOFR	USD	12,095,000	09/20/2053	Annual	51,732	—	578,471	526,739
3.41% Fixed	12 Mo. USD SOFR	USD	4,760,000	09/18/2054	Annual	—	(15,571)	377,926	393,497
3.75% Fixed	12 Mo. USD SOFR	USD	9,815,000	12/18/2054	Annual	14,332	—	140,551	126,219
Total centrally cleared interest rate swaps contracts						$185,775	$(197,470)	$2,054,067	$2,065,762

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
965,000	BRL	167,742	USD	MSC	06/03/2025	$846
15,356,000	BRL	2,691,532	USD	JPM	06/03/2025	(8,802)
1,878,102,000	CLP	1,994,798	USD	DEUT	06/18/2025	(12,038)
6,247,116,000	COP	1,477,995	USD	MSC	06/18/2025	(10,072)
6,247,116,000	COP	1,482,133	USD	DEUT	06/18/2025	(14,209)
1,206,000	EUR	1,369,662	USD	JPM	05/30/2025	(886)
1,415,000	EUR	1,610,600	USD	BNP	05/30/2025	(4,615)
4,729,000	EUR	5,128,359	USD	UBS	06/18/2025	245,481
3,831,000	EUR	4,164,634	USD	SGG	06/18/2025	188,756
3,684,000	EUR	4,049,505	USD	SSG	06/18/2025	136,840
2,098,000	EUR	2,274,895	USD	JPM	06/18/2025	109,186
198,000	EUR	220,211	USD	BCLY	06/18/2025	4,788
2,000	EUR	2,190	USD	DEUT	06/18/2025	82
152,000	GBP	202,750	USD	BOA	05/30/2025	(158)
861,011,000	HUF	2,328,574	USD	BCLY	06/18/2025	77,115
256,650,000	INR	2,923,554	USD	GSC	06/18/2025	98,631
20,204,000	MXN	983,546	USD	WFB	06/18/2025	39,824
1,170,000	MXN	57,933	USD	CBK	06/18/2025	1,330
146,420,000	PHP	2,554,275	USD	SCB	06/18/2025	67,756
80,495,000	TRY	2,029,371	USD	BCLY	06/18/2025	(54,950)
16,562,619	USD	27,215,000	AUD	SCB	05/07/2025	(870,906)
17,133,134	USD	26,715,000	AUD	BOA	06/05/2025	14,278
58,705	USD	344,000	BRL	GSC	06/03/2025	(1,393)
9,596,863	USD	57,157,000	BRL	GSC	06/18/2025	(355,392)
8,961,186	USD	12,710,000	CAD	BOA	05/07/2025	(261,543)
8,315,942	USD	11,440,000	CAD	SGG	06/05/2025	2,330
6,535,632	USD	5,540,000	CHF	NWM	05/07/2025	(182,280)
6,250,380	USD	5,125,000	CHF	SSG	06/05/2025	13,621
747,059	USD	685,800,000	CLP	MSC	06/18/2025	23,042
2,950,138	USD	21,195,000	CNH	CBK	06/18/2025	23,185
The accompanying notes are an integral part of these financial statements.

117

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
127,378	USD	536,900,000	COP	BOA	06/18/2025	$1,220
1,864,072	USD	42,611,000	CZK	CBK	06/18/2025	(72,713)
17,295,526	USD	15,656,000	EUR	SSG	05/07/2025	(447,896)
132,532,000	USD	115,967,960	EUR	JPM	05/30/2025	911,669
152,957,184	USD	134,048,679	EUR	DEUT	05/30/2025	815,752
981,774	USD	862,000	EUR	SSG	05/30/2025	3,429
1,107,232	USD	972,585	EUR	GSC	05/30/2025	3,376
17,029,296	USD	14,972,000	EUR	SSG	06/05/2025	30,739
136,944	USD	120,000	EUR	JPM	06/18/2025	581
2,193	USD	2,000	EUR	CBA	06/18/2025	(80)
120,081,551	USD	109,645,393	EUR	DEUT	06/18/2025	(4,514,954)
16,432,855	USD	12,632,000	GBP	NWM	05/07/2025	(401,707)
29,638,560	USD	22,285,000	GBP	BCLY	05/30/2025	(63,885)
13,924,377	USD	10,432,000	GBP	SSG	06/05/2025	19,836
332,986	USD	118,500,000	HUF	BCLY	06/18/2025	1,893
15,692,899	USD	2,273,300,000	JPY	SSG	05/07/2025	(218,997)
13,028,661	USD	1,854,600,000	JPY	SGG	06/05/2025	4,998
640,556	USD	12,640,000	MXN	SSG	06/18/2025	317
8,059,554	USD	35,500,000	MYR	BNP	06/18/2025	(184,220)
11,387,831	USD	120,960,000	NOK	GSC	05/07/2025	(239,165)
8,523,434	USD	88,560,000	NOK	GSC	06/05/2025	10,694
1,192,610	USD	4,325,000	PEN	BOA	06/18/2025	14,791
386,175	USD	1,419,000	PEN	SCB	06/18/2025	(259)
275,321	USD	1,015,000	PEN	GSC	06/18/2025	(1,092)
900,453	USD	3,312,000	PEN	DEUT	06/18/2025	(1,498)
542,472	USD	31,050,000	PHP	JPM	06/18/2025	(13,559)
543,143	USD	2,380,000	RON	BCLY	06/18/2025	2,780
6,348,185	USD	62,910,000	SEK	NWM	05/07/2025	(163,289)
6,217,488	USD	59,900,000	SEK	BOA	06/05/2025	6,504
4,345,631	USD	146,018,000	THB	CBK	06/18/2025	(41,573)
616,226	USD	11,329,000	ZAR	UBS	06/18/2025	9,566
358,111	USD	6,670,000	ZAR	BCLY	06/18/2025	937
Total foreign currency contracts						$(5,255,958)

Foreign Cross Currency Contracts Outstanding at April 30, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	11,918,634	JPM	05/30/2025	GBP	12,000,934	$(82,300)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

118

The Hartford Strategic Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$764,039,995	$—	$764,039,995	$—
Convertible Bonds	256,027,665	—	256,027,665	—
Corporate Bonds	1,260,091,157	—	1,260,091,157	—
Foreign Government Obligations	219,248,974	—	219,248,974	—
Municipal Bonds	8,690,814	—	8,690,814	—
Senior Floating Rate Interests	455,593,013	—	455,593,013	—
U.S. Government Agencies	494,711,810	—	494,711,810	—
U.S. Government Securities	426,226,021	—	426,226,021	—
Common Stocks	862,868	862,868	—	—
Exchange-Traded Funds	26,229,266	26,229,266	—	—
Preferred Stocks	29,332,938	29,332,938	—	—
Warrants	9,700	—	—	9,700
Short-Term Investments	630,209	—	630,209	—
Foreign Currency Contracts(2)	2,886,173	—	2,886,173	—
Futures Contracts(2)	13,356,442	13,356,442	—	—
Swaps - Credit Default(2)	5,541,702	—	5,541,702	—
Swaps - Interest Rate(2)	4,567,627	—	4,567,627	—
Total	$3,968,046,374	$69,781,514	$3,898,255,160	$9,700
Liabilities
Foreign Currency Contracts(2)	$(8,224,431)	$—	$(8,224,431)	$—
Futures Contracts(2)	(3,630,814)	(3,630,814)	—	—
Swaps - Credit Default(2)	(40,544)	—	(40,544)	—
Swaps - Interest Rate(2)	(2,501,865)	—	(2,501,865)	—
TBA Sale Commitments	(225,919,174)	—	(225,919,174)	—
Written Options	(6,059,869)	—	(6,059,869)	—
Total	$(246,376,697)	$(3,630,814)	$(242,745,883)	$—

(1)
For the six-month period ended April 30, 2025, investments valued at $1,041,300 were transferred out of Level 3 due to the initiation of a vendor providing prices. There were no transfers in to Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

119

Hartford Sustainable Municipal Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5%
	Alabama - 0.2%
$ 150,000	Jefferson County Board of Education, AL, Special Tax 5.00%, 02/01/2046	$151,443
	Arizona - 2.1%
	Maricopa County Industrial Dev Auth, AZ, Rev
775,000	3.00%, 09/01/2039	639,652
185,000	5.00%, 12/01/2038	196,472
100,000	5.00%, 09/01/2042	101,315
200,000	Salt Verde Financial Corp., AZ, Rev 5.00%, 12/01/2037	207,869
	Tempe Industrial Dev Auth, AZ, Rev
270,000	4.00%, 12/01/2025	269,076
240,000	4.00%, 12/01/2026	238,721
		1,653,105
	California - 6.7%
	California Community Choice Financing Auth, CA, Rev
565,000	5.00%, 12/01/2053(1)	587,078
900,000	5.50%, 05/01/2054(1)	945,772
195,000	California Enterprise Dev Auth, CA, Rev 5.00%, 08/01/2045	196,455
	California Municipal Finance Auth, CA, Rev,
500,000	(BAM) 4.00%, 05/15/2038	495,179
1,665,000	5.00%, 12/31/2031	1,696,446
45,000	Elk Grove Finance Auth, CA, Special Tax, (BAM) 5.00%, 09/01/2032	45,160
180,000	Foothill-Eastern Transportation Corridor Agency, CA, Rev 5.00%, 01/15/2029	190,531
150,000	Orange County Community Facs Dist, CA, Special Tax 5.00%, 08/15/2033	152,107
100,000	Romoland School Dist, CA, Special Tax 5.00%, 09/01/2043	101,118
100,000	San Bernardino City Unified School Dist, CA, GO, (NPFG) 0.00%, 08/01/2027(2)	92,260
130,000	San Francisco City & County Redev Successor Agency, CA, Tax Allocation, (AGM) 5.00%, 08/01/2048	133,673
	State of California, CA, GO
120,000	5.00%, 03/01/2035	136,719
345,000	5.00%, 09/01/2036	382,948
		5,155,446
	Colorado - 2.1%
	Colorado Health Facs Auth, CO, Rev
200,000	4.00%, 12/01/2040	184,871
430,000	5.00%, 05/15/2034	481,582
125,000	5.00%, 05/15/2036	134,478
70,000	5.00%, 05/15/2037	74,901
120,000	Park Creek Metropolitan Dist, CO, Rev 5.00%, 12/01/2029	125,002
500,000	Regional Transportation Dist, CO, Rev 4.00%, 07/15/2039	474,607
115,000	University of Colorado, CO, Rev 2.00%, 06/01/2051(1)	113,958
25,000	Vauxmont Metropolitan Dist, CO, GO, (AGM) 5.00%, 12/15/2030	25,767
		1,615,166
	Connecticut - 1.1%
100,000	City of Waterbury, CT, GO 5.00%, 11/15/2047	100,929
	Connecticut State Health & Educational Facs Auth, CT, Rev
450,000	5.00%, 07/01/2025	450,899
60,000	5.00%, 07/01/2042	60,411
250,000	Town of Hamden, CT, GO, (AGM) 5.00%, 08/15/2025	251,184
		863,423
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	District of Columbia - 0.2%
$ 150,000	Dist of Columbia, DC, Rev 5.00%, 07/01/2042	$142,602
	Florida - 3.0%
135,000	Capital Projects Finance Auth, FL, Rev 5.00%, 10/01/2027	138,353
70,000	City of Atlantic Beach, FL, Rev 5.00%, 11/15/2048	64,244
200,000	City of Port St. Lucie, FL, Special Assessment 4.00%, 07/01/2027	201,246
150,000	JEA Water & Sewer System, FL, Rev 5.00%, 10/01/2028	156,111
125,000	Orange County Convention Center, FL, Rev 5.00%, 10/01/2027	130,393
500,000	Orange County Health Facs Auth, FL, Rev 5.00%, 10/01/2043	511,698
475,000	Orlando Utilities Commission, FL, Rev 1.25%, 10/01/2046(1)	425,075
135,000	Polk County Industrial Dev Auth, FL, Rev 5.00%, 01/01/2029	136,171
750,000	St. Johns County Industrial Dev Auth, FL, Rev 4.00%, 12/15/2046	573,533
		2,336,824
	Georgia - 1.6%
55,000	Georgia Housing & Finance Auth, GA, Rev 5.00%, 12/01/2042	56,691
	Main Street Natural Gas, Inc., GA, Rev
170,000	5.00%, 05/15/2032	174,152
315,000	5.50%, 09/15/2028	330,293
	Municipal Electric Auth of Georgia, GA, Rev
100,000	5.00%, 01/01/2028	101,791
235,000	5.00%, 01/01/2033	252,072
350,000	5.00%, 07/01/2052	354,446
		1,269,445
	Illinois - 13.3%
	Chicago Board of Education Dedicated Capital Improvement Tax, IL, Rev
255,000	5.25%, 04/01/2036	272,035
100,000	5.75%, 04/01/2035	102,740
	Chicago Board of Education, IL, GO
150,000	5.00%, 12/01/2027	152,693
500,000	5.00%, 12/01/2041	492,882
200,000	5.00%, 12/01/2046	185,655
500,000	5.25%, 12/01/2036	513,727
140,000	5.25%, 12/01/2039	134,726
	Chicago Transit Auth Sales Tax Receipts Fund, IL, Rev
175,000	5.00%, 12/01/2045	175,001
250,000	5.00%, 12/01/2046	245,783
865,000	City of Granite City, IL, Rev 1.25%, 05/01/2027	810,406
450,000	Cook County Community College Dist No. 508, IL, GO, (BAM) 5.00%, 12/01/2039	465,457
225,000	County of Cook Sales Tax, IL, Rev 5.00%, 11/15/2029	240,500
185,000	County of Cook, IL, GO 5.00%, 11/15/2031	198,693
	Illinois Finance Auth, IL, Rev
150,000	5.00%, 11/15/2030	150,056
115,000	5.00%, 08/15/2033	122,226
245,000	5.00%, 08/15/2035	245,363
150,000	5.00%, 10/01/2041	150,078
	Illinois Housing Dev Auth, IL, Rev,
225,000	(FHLMC), (FNMA), (GNMA) 5.75%, 10/01/2053	238,433
305,000	(FHLMC), (FNMA), (GNMA) 6.00%, 10/01/2055	334,285
	Illinois State Toll Highway Auth, IL, Rev
100,000	5.00%, 01/01/2031	105,243
The accompanying notes are an integral part of these financial statements.

120

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Illinois - 13.3% - (continued)
$ 105,000	5.00%, 01/01/2038	$114,207
	Kane County School Dist No. 131 Aurora East Side, IL, GO,
85,000	(AGM) 5.00%, 12/01/2025	85,753
130,000	(AGM) 5.00%, 12/01/2026	133,494
	Metropolitan Pier & Exposition Auth, IL, Rev
105,000	0.00%, 12/15/2042(3)	74,528
200,000	5.00%, 12/15/2045	200,760
1,000,000	Rock Island County School Dist No. 41 Rock Island, IL, GO, (AGC) 5.00%, 01/01/2043	1,037,646
1,000,000	Sales Tax Securitization Corp., IL, Rev 5.00%, 01/01/2036	1,046,163
	St. Clair County Community Unit School Dist No. 187 Cahokia, IL, GO,
295,000	(AGM) 5.00%, 01/01/2033	324,484
300,000	(AGM) 5.00%, 01/01/2034	331,620
	State of Illinois, IL, GO
400,000	5.00%, 11/01/2026	408,797
50,000	5.00%, 02/01/2027	51,277
150,000	5.00%, 11/01/2028	154,826
330,000	5.00%, 10/01/2031	349,062
315,000	5.00%, 12/01/2034	321,849
215,000	5.00%, 03/01/2046	215,509
		10,185,957
	Indiana - 2.0%
78,211	City of Evansville, IN, Rev, (FNMA) 3.00%, 06/01/2034	69,903
1,000,000	Indiana Finance Auth, IN, Rev 5.00%, 10/01/2042	1,051,127
105,000	Indiana Housing & Community Dev Auth, IN, Rev, (GNMA) 3.25%, 07/01/2049	103,759
270,000	Northwest Allen School Building Corp., IN, Rev, (ST INTERCEPT) 5.00%, 07/15/2038	291,881
		1,516,670
	Iowa - 0.6%
	Iowa Student Loan Liquidity Corp., IA, Rev
180,000	5.00%, 12/01/2032	188,578
245,000	5.00%, 12/01/2033	255,928
		444,506
	Kentucky - 0.3%
195,000	Kentucky State Property & Building Commission, KY, Rev 5.00%, 11/01/2038	211,214
	Louisiana - 0.8%
325,000	East Baton Rouge Sewerage Commission, LA, Rev 1.30%, 02/01/2041(1)	296,863
	Louisiana Local Government Environmental Facs & Community Dev Auth, LA, Rev
100,000	5.75%, 11/15/2030	99,489
100,000	6.00%, 11/15/2030	100,071
100,000	Louisiana Public Facs Auth, LA, Rev 5.00%, 05/15/2035	100,063
		596,486
	Maine - 0.5%
465,000	Maine Health & Higher Educational Facs Auth, ME, Rev, (AGM), (ST INTERCEPT) 4.00%, 07/01/2046	427,689
	Maryland - 1.1%
810,000	Maryland Stadium Auth, MD, Rev, (ST INTERCEPT) 5.00%, 05/01/2050	858,766
	Massachusetts - 4.5%
	Massachusetts Dev Finance Agency, MA, Rev
235,000	4.22%, 07/01/2049, SIFMA Municipal Swap Index + 0.60%(4)(5)	234,994
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Massachusetts - 4.5% - (continued)
$ 305,000	5.00%, 01/01/2027	$312,211
105,000	5.00%, 07/01/2034	105,309
1,000,000	5.00%, 07/01/2035	1,001,974
150,000	5.00%, 07/01/2037	148,880
150,000	5.00%, 07/01/2044	143,491
100,000	5.00%, 10/01/2047(4)	94,960
150,000	5.00%, 07/01/2048	150,341
500,000	5.00%, 07/01/2050	503,291
	Massachusetts Housing Finance Agency, MA, Rev,
230,000	(FHLMC), (FNMA), (GNMA) 3.50%, 06/01/2027	227,896
520,000	(FHLMC), (FNMA), (GNMA) 3.55%, 12/01/2027	514,182
		3,437,529
	Michigan - 2.8%
150,000	Great Lakes Water Auth, Water Supply System, MI, Rev 5.00%, 07/01/2046	150,435
250,000	Lansing School Dist, MI, GO, (Q-SBLF) 5.00%, 05/01/2037	260,000
	Michigan Finance Auth, MI, Rev
165,000	5.00%, 11/01/2034	170,766
100,000	5.00%, 07/01/2035	99,747
100,000	5.00%, 05/15/2038	100,041
850,000	5.50%, 02/28/2057	890,591
90,000	Michigan State Hospital Finance Auth, MI, Rev 5.00%, 11/15/2047	90,527
400,000	Michigan State Housing Dev Auth, MI, Rev 3.20%, 06/01/2028	393,822
		2,155,929
	Minnesota - 1.4%
74,394	Freddie Mac Multifamily ML Certificates, MN, Rev 2.54%, 06/25/2037	65,321
1,000,000	Minnesota Agricultural & Economic Dev Board, MN, Rev 5.25%, 01/01/2054	1,025,975
		1,091,296
	Mississippi - 0.8%
	State of Mississippi Gaming Tax, MS, Rev
175,000	5.00%, 10/15/2026	179,343
400,000	5.00%, 10/15/2037	407,821
		587,164
	Missouri - 0.3%
250,000	Bi-State Dev Agency of the Missouri-Illinois Metropolitan Dist, MO, Rev 4.00%, 10/01/2036	246,430
	Montana - 0.3%
50,000	Montana Board of Housing, MT, Rev, (FHA), (HUD), (VA) 4.25%, 12/01/2045	50,167
150,000	Montana Facility Finance Auth, MT, Rev 5.00%, 02/15/2033	152,327
		202,494
	Nebraska - 0.8%
300,000	Central Plains Energy Project, NE, Rev 5.00%, 09/01/2025	300,873
300,000	County of Washington, NE, Rev 0.90%, 09/01/2030(1)	297,082
		597,955
	Nevada - 0.5%
150,000	City of Reno, NV, Rev, (AGM) 5.00%, 06/01/2033	155,894
250,000	Clark County School Dist, NV, GO, (AGM) 4.00%, 06/15/2036	249,133
		405,027
	New Hampshire - 0.4%
295,000	New Hampshire Business Finance Auth, NH, Rev, (BAM) 5.25%, 06/01/2051	305,467
The accompanying notes are an integral part of these financial statements.

121

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	New Jersey - 0.9%
$ 170,000	New Jersey Educational Facs Auth, NJ, Rev, (AGM) 5.00%, 07/01/2043	$178,095
510,000	New Jersey Turnpike Auth, NJ, Rev 5.00%, 01/01/2042	539,494
		717,589
	New Mexico - 0.5%
205,000	City of Santa Fe, NM, Rev 5.00%, 05/15/2039	201,334
160,000	New Mexico Mortgage Finance Auth, NM, Rev, (FHLMC), (FNMA), (GNMA) 4.00%, 01/01/2049	160,156
		361,490
	New York - 6.5%
280,000	City of New York, NY, GO 5.00%, 02/01/2041	300,347
500,000	Long Island Power Auth, NY, Rev 0.85%, 09/01/2050(1)	494,583
	Metropolitan Transportation Auth Dedicated Tax Fund, NY, Rev
300,000	5.00%, 11/15/2036	303,185
60,000	5.25%, 11/15/2036	60,903
	Metropolitan Transportation Auth, NY, Rev
200,000	5.00%, 11/15/2033	213,764
500,000	5.00%, 11/15/2045	504,849
400,000	5.00%, 11/15/2048	402,000
	New York City Municipal Water Finance Auth, NY, Rev
1,250,000	4.13%, 06/15/2046	1,184,724
305,000	5.50%, 06/15/2039(6)	348,652
90,000	New York City Transitional Finance Auth, NY, Rev 5.00%, 02/01/2038	98,168
1,000,000	New York State Dormitory Auth, NY, Rev 3.00%, 03/15/2041	803,093
50,000	New York Transportation Dev Corp., NY, Rev, (AGM) 5.25%, 06/30/2039	52,984
355,000	Triborough Bridge & Tunnel Auth, NY, Rev 0.00%, 11/15/2036(2)	218,384
		4,985,636
	North Carolina - 1.7%
	North Carolina Housing Finance Agency, NC, Rev,
500,000	(FHLMC), (FNMA), (GNMA) 3.60%, 01/01/2046	414,401
120,000	(FHLMC), (FNMA), (GNMA) 6.25%, 01/01/2056	132,717
	North Carolina Medical Care Commission, NC, Rev
175,000	4.00%, 09/01/2033	167,980
185,000	4.00%, 09/01/2034	176,021
250,000	5.00%, 01/01/2031	244,981
30,000	5.00%, 01/01/2039	27,598
120,000	5.00%, 01/01/2044	117,076
		1,280,774
	Ohio - 1.7%
	American Municipal Power, Inc., OH, Rev
200,000	4.00%, 02/15/2036	199,029
250,000	5.00%, 02/15/2040	264,480
150,000	Cleveland Department of Public Utilities Division of Public Power, OH, Rev, (AGM) 5.00%, 11/15/2030	155,911
60,000	County of Allen Hospital Facs, OH, Rev 5.00%, 12/01/2035	63,184
415,000	Ohio Air Quality Dev Auth, OH, Rev 4.00%, 09/01/2030(1)	416,872
180,000	State of Ohio, OH, Rev 2.75%, 01/01/2052(1)	175,559
		1,275,035
	Oregon - 1.1%
480,000	Columbia County School Dist No. 502, OR, GO, (SCH BD GTY) 0.00%, 06/15/2050(2)	118,689
1,000,000	Lane County School Dist No. 52 Bethel, OR, GO, (SCH BD GTY) 0.00%, 06/15/2041(2)	447,477
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Oregon - 1.1% - (continued)
$ 40,000	Marion County School Dist No. 15 North Marion, OR, GO, (SCH BD GTY) 0.00%, 06/15/2037(2)	$23,492
35,000	Multnomah & Clackamas Counties School Dist No. 10JT Gresham-Barlow, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	19,017
55,000	Salem Hospital Facility Auth, OR, Rev 5.00%, 05/15/2025	55,001
35,000	State of Oregon Housing & Community Services Department, OR, Rev 4.50%, 01/01/2049	35,055
210,000	Umatilla County School Dist No. 8R Hermiston, OR, GO, (SCH BD GTY) 0.00%, 06/15/2038(2)	116,471
		815,202
	Pennsylvania - 6.7%
300,000	City of Philadelphia, PA, GO 5.00%, 02/01/2039	309,591
750,000	Coatesville School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.25%, 11/15/2037	784,465
110,000	Doylestown Hospital Auth, PA, Rev 5.38%, 07/01/2039(4)	117,021
260,000	Hospitals & Higher Education Facs Auth of Philadelphia, PA, Rev, (AGM) 5.00%, 07/01/2036	273,174
	Lancaster County Hospital Auth, PA, Rev
400,000	5.00%, 07/01/2032	395,821
100,000	5.13%, 07/01/2037	97,082
215,000	Lancaster Industrial Dev Auth, PA, Rev 4.00%, 07/01/2051	169,872
570,000	Lancaster School Dist, PA, GO, (BAM), (ST AID WITHHLDG) 5.00%, 06/01/2044	590,420
100,000	Montgomery County Industrial Dev Auth, PA, Rev 5.00%, 12/01/2025	100,061
200,000	Pennsylvania Economic Dev Financing Auth, PA, Rev 4.00%, 05/15/2040	188,180
	Pennsylvania Housing Finance Agency, PA, Rev
40,000	4.75%, 04/01/2033	40,064
515,000	5.50%, 10/01/2053	541,036
125,000	Pennsylvania Turnpike Commission, PA, Rev 5.00%, 12/01/2039	134,156
50,000	Pittsburgh Water & Sewer Auth, PA, Rev, (AGM) 5.00%, 09/01/2033	52,776
	School Dist of Philadelphia, PA, GO,
250,000	(ST AID WITHHLDG) 4.00%, 09/01/2036	240,715
1,000,000	(ST AID WITHHLDG) 5.25%, 09/01/2036	1,091,202
		5,125,636
	Puerto Rico - 0.7%
	Puerto Rico Sales Tax Financing Corp., PR, Rev
400,000	4.33%, 07/01/2040	375,582
175,000	5.00%, 07/01/2058	167,087
		542,669
	Rhode Island - 2.1%
1,000,000	Rhode Island Health & Educational Building Corp., RI, Rev, (BAM), (ST AID WITHHLDG) 5.25%, 05/15/2042	1,066,938
	Rhode Island Student Loan Auth, RI, Rev
110,000	5.00%, 12/01/2027	112,895
460,000	5.00%, 12/01/2028	474,635
		1,654,468
	South Carolina - 4.0%
	South Carolina Jobs-Economic Dev Auth, SC, Rev
575,000	5.00%, 10/01/2035	617,804
615,000	5.00%, 11/01/2035	672,404
	South Carolina Public Service Auth, SC, Rev
200,000	4.00%, 12/01/2035	196,977
The accompanying notes are an integral part of these financial statements.

122

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	South Carolina - 4.0% - (continued)
$ 200,000	4.00%, 12/01/2038	$192,330
	South Carolina State Housing Finance & Dev Auth, SC, Rev
790,000	5.75%, 01/01/2054	845,452
470,000	(FHLMC), (FNMA), (GNMA) 6.50%, 07/01/2055	527,854
		3,052,821
	South Dakota - 0.4%
	South Dakota Housing Dev Auth, SD, Rev
135,000	4.00%, 11/01/2049	135,138
135,000	(FHLMC), (FNMA), (GNMA) 6.00%, 05/01/2054	142,692
		277,830
	Tennessee - 2.0%
100,000	Knox County Health Educational & Housing Facility Board, TN, Rev, (BAM) 5.00%, 07/01/2037	106,656
	Metropolitan Government Nashville & Davidson County Health & Educational Facs Board, TN, Rev
885,000	5.00%, 07/01/2031	947,625
235,000	5.00%, 05/01/2035	249,910
200,000	Tennessee Energy Acquisition Corp., TN, Rev 5.25%, 09/01/2026	202,958
		1,507,149
	Texas - 9.4%
	Arlington Higher Education Finance Corp., TX, Rev,
150,000	(PSF-GTD) 4.00%, 08/15/2030	150,415
250,000	(PSF-GTD) 5.00%, 02/15/2027	258,031
	Central Texas Regional Mobility Auth, TX, Rev
315,000	4.00%, 01/01/2036	316,596
600,000	4.00%, 01/01/2040	567,931
1,000,000	5.00%, 01/01/2046	1,012,819
500,000	Central Texas Turnpike System, TX, Rev 5.00%, 08/15/2032	549,043
165,000	City of San Antonio Electric & Gas Systems, TX, Rev 1.75%, 02/01/2049(1)	162,786
1,000,000	Dallas Area Rapid Transit, TX, Rev 4.00%, 12/01/2037	982,420
150,000	El Paso Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 08/15/2027	153,947
240,000	Hidalgo County Regional Mobility Auth, TX, Rev 5.00%, 12/01/2031	252,243
290,000	Keller Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2037	287,528
150,000	Lower Colorado River Auth, TX, Rev 5.00%, 05/15/2040	150,079
500,000	Melissa Independent School Dist, TX, GO, (PSF-GTD) 5.00%, 02/01/2044	522,114
100,000	New Hope Cultural Education Facs Finance Corp., TX, Rev 5.00%, 11/01/2031	93,168
130,000	North Texas Tollway Auth, TX, Rev 5.00%, 01/01/2031	137,551
1,000,000	Texarkana Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 02/15/2041	969,780
225,000	Texas Department of Housing & Community Affairs, TX, Rev, (GNMA) 3.00%, 03/01/2050	160,180
250,000	Texas Municipal Gas Acquisition & Supply Corp. I, TX, Rev 5.25%, 12/15/2025	252,183
60,000	Texas Transportation Commission State Highway 249 System, TX, Rev 0.00%, 08/01/2038(2)	32,701
200,000	Wylie Independent School Dist, TX, GO, (PSF-GTD) 4.00%, 08/15/2036	200,103
		7,211,618
	Utah - 0.2%
175,000	County of Salt Lake, UT, Rev, (AMBAC) 5.13%, 02/15/2033	177,007
Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 95.5% - (continued)
	Vermont - 1.2%
$ 875,000	Vermont Student Assistance Corp., VT, Rev 5.00%, 06/15/2030	$891,813
	Virginia - 2.2%
65,000	Arlington County Industrial Dev Auth, VA, Rev 5.00%, 07/01/2030	69,750
375,000	Henrico County Economic Dev Auth, VA, Rev 5.00%, 10/01/2047	380,290
	Virginia Small Business Financing Auth, VA, Rev
635,000	4.00%, 07/01/2031	622,284
500,000	4.00%, 01/01/2039	469,645
170,000	5.00%, 12/31/2047	170,716
		1,712,685
	Washington - 3.2%
1,000,000	Grant County Public Utility Dist No. 2 Priest Rapids Hydroelectric Project, WA, Rev 5.00%, 01/01/2040	1,075,871
140,000	Port of Seattle, WA, Rev 5.00%, 05/01/2028	145,066
	Washington Health Care Facs Auth, WA, Rev
135,000	5.00%, 01/01/2026	135,271
500,000	5.00%, 09/01/2040	510,534
475,000	5.00%, 10/01/2042	475,855
150,000	Washington State Housing Finance Commission, WA, Rev 5.00%, 01/01/2039(4)	144,543
		2,487,140
	Wisconsin - 3.5%
	Public Finance Auth, WI, Rev
415,000	4.00%, 10/01/2046(1)	413,520
500,000	(AGM) 4.00%, 07/01/2059	422,993
200,000	5.00%, 10/01/2043(4)	189,652
95,000	5.00%, 10/01/2044	95,364
150,000	(AGM) 5.00%, 07/01/2048	148,196
285,000	5.25%, 06/15/2035	301,485
100,000	Wisconsin Center Dist, WI, Rev, (AGM) 0.00%, 12/15/2029(2)	83,382
	Wisconsin Health & Educational Facs Auth, WI, Rev
335,000	4.00%, 01/01/2037	306,920
255,000	4.00%, 08/15/2046	206,352
45,000	5.00%, 11/01/2025	45,043
100,000	5.75%, 08/15/2059	102,556
340,000	Wisconsin Housing & Economic Dev Auth Home Ownership, WI, Rev, (FHLMC), (FNMA), (GNMA) 6.00%, 09/01/2054	364,786
		2,680,249
	Wyoming - 0.1%
70,000	Wyoming Community Dev Auth, WY, Rev 6.00%, 12/01/2054	75,284
	Total Municipal Bonds (cost $77,612,734)	$73,290,128
U.S. GOVERNMENT AGENCIES - 0.7%
	Mortgage-Backed Agencies - 0.7%
	Federal Home Loan Mortgage Corp. - 0.7%
563,787	3.15%, 10/15/2036	$506,907
	Total U.S. Government Agencies (cost $573,035)	$506,907
	Total Long-Term Investments (cost $78,185,769)	$73,797,035
The accompanying notes are an integral part of these financial statements.

123

Hartford Sustainable Municipal Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.7%
	Repurchase Agreements - 0.7%
$ 537,828	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $537,893; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $548,604		$537,828
	Total Short-Term Investments (cost $537,828)		$537,828
	Total Investments (cost $78,723,597)	96.9%	$74,334,863
	Other Assets and Liabilities	3.1%	2,411,758
	Net Assets	100.0%	$76,746,621
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(2)	Security is a zero-coupon bond.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$781,170, representing 1.0% of net assets.

(5)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(6)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $341,853 at April 30, 2025.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Municipal Bonds	$73,290,128	$—	$73,290,128	$—
U.S. Government Agencies	506,907	—	506,907	—
Short-Term Investments	537,828	—	537,828	—
Total	$74,334,863	$—	$74,334,863	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

124

The Hartford Total Return Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3%
	Asset-Backed - Automobile - 0.8%
$ 1,185,000	Avis Budget Rental Car Funding AESOP LLC 5.58%, 12/20/2030(1)	$1,189,311
414,923	CPS Auto Receivables Trust 5.91%, 08/16/2027(1)	415,207
	Credit Acceptance Auto Loan Trust
5,210,000	4.68%, 09/15/2034(1)	5,231,093
2,740,000	5.68%, 03/15/2034(1)	2,777,827
5,780,000	6.11%, 08/15/2034(1)	5,939,866
375,553	Exeter Automobile Receivables Trust 6.11%, 09/15/2027	376,085
	GLS Auto Receivables Issuer Trust
3,220,000	4.89%, 04/16/2029(1)	3,236,094
5,720,000	4.98%, 07/16/2029(1)	5,773,594
2,885,000	Hertz Vehicle Financing III LLC 5.13%, 09/25/2031(1)	2,891,189
1,935,000	Prestige Auto Receivables Trust 4.56%, 02/15/2029(1)	1,931,223
2,235,000	Santander Bank Auto Credit-Linked Notes 4.97%, 01/18/2033(1)	2,238,004
1,002,365	Santander Drive Auto Receivables Trust 4.98%, 02/15/2028	1,002,573
1,665,000	SFS Auto Receivables Securitization Trust 5.71%, 01/22/2030(1)	1,715,094
		34,717,160
	Asset-Backed - Manufactured Housing - 0.0%
1,319,968	Cascade MH Asset Trust 1.75%, 02/25/2046(1)	1,186,523
	Asset-Backed - Student Loan - 0.1%
	Navient Private Education Refi Loan Trust
2,593,932	1.11%, 02/18/2070(1)	2,309,077
3,246,929	5.51%, 10/15/2071(1)	3,319,422
		5,628,499
	Commercial Mortgage-Backed Securities - 4.3%
3,215,000	1211 Avenue of the Americas Trust 3.90%, 08/10/2035(1)	3,159,702
	280 Park Avenue Mortgage Trust
930,000	5.68%, 09/15/2034, 1 mo. USD Term SOFR + 1.38%(1)(2)	889,313
3,362,000	6.72%, 09/15/2034, 1 mo. USD Term SOFR + 2.42%(1)(2)	3,160,779
1,654,103	BAMLL Commercial Mortgage Securities Trust 3.11%, 11/05/2032(1)	1,570,431
	BBCMS Mortgage Trust
6,535,000	1.09%, 04/15/2053(3)(4)	289,256
15,942,089	1.33%, 09/15/2057(3)(4)	1,264,629
16,509,749	1.36%, 02/15/2062(3)(4)	1,434,341
18,090,064	1.61%, 02/15/2050(3)(4)	339,350
14,065,388	1.86%, 02/15/2057(3)(4)	1,416,363
1,640,000	3.66%, 04/15/2055(4)	1,510,462
	Benchmark Mortgage Trust
10,177,694	0.62%, 07/15/2051(3)(4)	116,380
32,847,886	0.72%, 07/15/2056(3)(4)	1,241,302
40,351,926	0.73%, 04/10/2051(3)(4)	561,158
30,470,292	0.78%, 01/15/2052(3)(4)	547,569
7,666,093	1.20%, 08/15/2052(3)(4)	224,427
19,019,874	1.38%, 03/15/2062(3)(4)	762,674
9,890,582	1.43%, 12/15/2056(3)(4)	594,974
14,095,233	1.62%, 01/15/2054(3)(4)	957,310
6,382,568	1.92%, 07/15/2053(3)(4)	327,837
2,715,984	3.04%, 08/15/2052	2,638,732
2,990,000	4.02%, 03/15/2052	2,901,580
20,942,110	BMO Mortgage Trust 1.08%, 07/15/2057(3)(4)	1,385,752
4,410,000	BOCA Commercial Mortgage Trust 6.66%, 08/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	4,365,900
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Commercial Mortgage-Backed Securities - 4.3% - (continued)
	BPR Trust
$ 3,270,000	5.85%, 11/05/2041(1)(4)	$3,266,170
3,770,000	7.55%, 08/15/2039, 1 mo. USD Term SOFR + 3.23%(1)(2)	3,768,676
7,425,000	7.89%, 10/05/2038(1)(4)	7,731,963
6,020,000	BWAY Trust 7.46%, 05/05/2042(1)(4)	6,143,195
601,000	BX Trust 7.36%, 03/15/2041, 1 mo. USD Term SOFR + 3.04%(1)(2)	599,309
2,535,000	CAMB Commercial Mortgage Trust 7.17%, 12/15/2037, 1 mo. USD Term SOFR + 2.85%(1)(2)	2,508,130
2,412,924	Cantor Commercial Real Estate Lending 1.27%, 05/15/2052(3)(4)	76,868
3,412,416	CD Mortgage Trust 2.46%, 08/10/2049	3,324,145
83,390	Citigroup Commercial Mortgage Trust 0.95%, 04/10/2048(3)(4)	1
	Commercial Mortgage Trust
1,291,000	2.82%, 01/10/2039(1)	1,215,920
1,320,000	4.08%, 01/10/2039(1)(4)	1,190,074
2,711,000	6.51%, 12/10/2041(1)(4)	2,749,803
	CSAIL Commercial Mortgage Trust
81,500	0.17%, 04/15/2050(3)(4)	0 (5)
6,581,803	0.70%, 06/15/2057(3)(4)	70
2,890,573	0.99%, 11/15/2048(3)(4)	4,847
6,057,565	2.02%, 01/15/2049(3)(4)	47,072
	DBJPM Mortgage Trust
5,201,901	1.82%, 09/15/2053(3)(4)	231,956
3,600,000	2.89%, 08/10/2049	3,482,433
	DC Trust
1,410,000	5.93%, 04/13/2040(1)(4)	1,422,561
705,000	7.29%, 04/13/2040(1)(4)	710,139
	FREMF Mortgage Trust
440,000	3.85%, 10/25/2049(1)(4)	431,069
230,000	3.97%, 10/25/2049(1)(4)	226,021
760,000	FS Trust 6.41%, 08/15/2039, 1 mo. USD Term SOFR + 2.09%(1)(2)	758,100
4,285,000	GS Mortgage Securities Corp. II 5.89%, 03/10/2041(1)(4)	4,244,176
1,955,999	GS Mortgage Securities Corp. Trust 2.95%, 11/05/2034(1)	1,683,233
	GS Mortgage Securities Trust
284,577	0.09%, 08/10/2044(1)(3)(4)	186
839,580	0.37%, 07/10/2046(3)(4)	8
3,292,311	3.04%, 07/10/2052	3,203,821
1,186,932	5.10%, 04/10/2047(1)(4)	933,522
1,610,000	HIH Trust 6.66%, 10/15/2041, 1 mo. USD Term SOFR + 2.34%(1)(2)	1,601,950
	HTL Commercial Mortgage Trust
1,990,000	6.77%, 05/10/2039(1)(4)	2,025,377
1,095,000	7.32%, 05/10/2039(1)(4)	1,124,895
2,380,000	IRV Trust 5.62%, 03/14/2047(1)(4)	2,348,625
	JP Morgan Chase Commercial Mortgage Securities Trust
707,815	2.73%, 10/15/2045(1)(4)	643,985
1,770,000	2.81%, 01/16/2037(1)	1,570,875
730,000	3.69%, 12/15/2047(1)(4)	595,023
645,000	5.99%, 10/05/2039(1)(4)	648,365
	JPMBB Commercial Mortgage Securities Trust
1,339,956	0.51%, 09/15/2047(3)(4)	12
924,480	0.64%, 05/15/2048(3)(4)	12
8,715,000	JPMCC Commercial Mortgage Securities Trust 3.72%, 03/15/2050	8,545,742
1,980,000	LEX Mortgage Trust 5.04%, 10/13/2033(1)(4)	1,988,196
4,415,000	MF1 Ltd. 6.07%, 02/19/2037, 1 mo. USD Term SOFR + 1.75%(1)(2)	4,374,700
The accompanying notes are an integral part of these financial statements.

125

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Commercial Mortgage-Backed Securities - 4.3% - (continued)
$ 2,428,229	Morgan Stanley Bank of America Merrill Lynch Trust 1.03%, 10/15/2048(3)(4)	$56
	Morgan Stanley Capital I Trust
2,098,068	1.45%, 06/15/2050(3)(4)	36,954
5,280,000	3.91%, 09/09/2032(1)	4,683,198
885,000	5.11%, 07/15/2049(1)(4)	801,368
43,704	5.24%, 10/12/2052(1)(4)	13,146
4,616,609	MSWF Commercial Mortgage Trust 1.14%, 12/15/2056(3)(4)	278,222
	Natixis Commercial Mortgage Securities Trust
1,187,000	4.40%, 06/17/2038(1)	1,166,364
1,800,000	4.93%, 06/17/2038(1)(4)	1,735,019
1,625,000	NY Commercial Mortgage Trust 6.13%, 02/10/2047(1)(4)	1,646,791
7,720,000	NYC Commercial Mortgage Trust 6.01%, 02/15/2042, 1 mo. USD Term SOFR + 1.69%(1)(2)	7,584,900
	RFR Trust
8,451,933	5.56%, 03/11/2041(1)(4)	8,607,590
6,755,000	5.86%, 03/11/2041(1)(4)	6,822,681
5,770,000	SG Commercial Mortgage Securities Trust 2.63%, 03/15/2037(1)	5,515,543
11,910,000	SHR Trust 6.77%, 10/15/2041, 1 mo. USD Term SOFR + 2.45%(1)(2)	11,816,953
3,085,000	TEXAS Commercial Mortgage Trust 5.91%, 04/15/2042, 1 mo. USD Term SOFR + 1.59%(1)(2)	3,046,019
3,739,354	UBS Commercial Mortgage Trust 1.21%, 08/15/2050(3)(4)	68,202
	Wells Fargo Commercial Mortgage Trust
14,544,958	1.01%, 09/15/2057(3)(4)	16,398
28,583,443	1.21%, 08/15/2057(3)(4)	2,134,237
255,000	4.04%, 05/15/2048(4)	245,848
	Wells Fargo NA
20,205,127	0.69%, 11/15/2062(3)(4)	470,644
10,335,922	0.75%, 11/15/2062(3)(4)	269,211
17,854,333	0.80%, 12/15/2052(3)(4)	471,453
24,221,506	0.84%, 11/15/2050(3)(4)	358,977
18,991,837	0.92%, 09/15/2062(3)(4)	579,640
35,625,003	0.98%, 01/15/2063(3)(4)	1,161,860
20,791,998	1.03%, 05/15/2062(3)(4)	611,445
1,741,458	1.15%, 04/15/2052(3)(4)	57,600
9,470,446	1.21%, 02/15/2056(3)(4)	537,488
5,955,888	1.26%, 12/15/2056(3)(4)	184,647
26,606,635	1.35%, 10/15/2057(3)(4)	2,250,583
36,477,902	1.87%, 03/15/2063(3)(4)	2,749,536
345,000	WFRBS Commercial Mortgage Trust 5.00%, 06/15/2044(1)(4)	262,925
	Willowbrook Mall
6,220,000	5.87%, 03/05/2035(1)(4)	6,475,978
7,020,000	6.28%, 03/05/2035(1)(4)	7,069,858
		186,812,780
	Other Asset-Backed Securities - 5.4%
285,527	AASET Trust 3.35%, 01/16/2040(1)	274,148
	Affirm Asset Securitization Trust
7,380,000	4.62%, 09/15/2029(1)	7,364,685
2,450,000	5.33%, 12/17/2029(1)	2,455,728
3,675,000	Aligned Data Centers Issuer LLC 6.00%, 08/17/2048(1)	3,719,485
2,985,000	AMSR Trust 4.15%, 11/17/2041(1)	2,907,529
2,730,000	Auxilior Term Funding LLC 5.49%, 07/15/2031(1)	2,790,939
5,800,000	Battalion CLO 18 Ltd. 6.47%, 03/13/2037, 3 mo. USD Term SOFR + 2.20%(1)(2)	5,814,222
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 4,255,000	Benefit Street Partners CLO XXXI Ltd. 6.03%, 04/25/2038, 3 mo. USD Term SOFR + 1.75%(1)(2)	$4,255,000
850,000	Blue Owl Asset Leasing Trust LLC 5.41%, 03/15/2030(1)	862,436
	CF Hippolyta Issuer LLC
645,577	1.53%, 03/15/2061(1)	615,197
1,530,299	1.69%, 07/15/2060(1)	1,511,421
706,836	1.98%, 03/15/2061(1)	672,372
1,253,853	1.99%, 07/15/2060(1)	1,154,200
961,496	5.97%, 08/15/2062(1)	966,469
3,581,036	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	3,571,056
1,915,000	Columbia Cent CLO 27 Ltd. 5.73%, 01/25/2035, 3 mo. USD Term SOFR + 1.45%(1)(2)	1,914,006
2,096,162	Commercial Equipment Finance LLC 5.97%, 07/16/2029(1)	2,117,893
	Compass Datacenters Issuer II LLC
3,725,000	5.02%, 08/25/2049(1)	3,732,336
2,925,000	5.25%, 02/25/2049(1)	2,942,769
1,940,000	DLLAA LLC 5.64%, 02/22/2028(1)	1,963,706
	Domino's Pizza Master Issuer LLC
4,950,025	2.66%, 04/25/2051(1)	4,608,185
1,439,300	3.15%, 04/25/2051(1)	1,291,149
1,449,600	3.67%, 10/25/2049(1)	1,364,006
2,505,100	4.12%, 07/25/2047(1)	2,467,381
3,122,013	4.12%, 07/25/2048(1)	3,105,320
3,720,000	Elmwood CLO 23 Ltd. 6.51%, 04/16/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	3,723,292
	FirstKey Homes Trust
1,842,083	4.15%, 05/19/2039(1)	1,825,650
7,809,378	4.25%, 07/17/2039(1)	7,753,933
3,095,000	Golub Capital Partners CLO 68B Ltd. 7.08%, 07/25/2036, 3 mo. USD Term SOFR + 2.80%(1)(2)	3,102,205
2,640,000	Invesco U.S. CLO Ltd. 6.57%, 04/21/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	2,640,000
2,050,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	1,925,008
301,536	NRZ Excess Spread-Collateralized Notes 3.84%, 12/25/2025(1)	298,062
5,000,000	OCP CLO Ltd. 5.62%, 10/20/2037, 3 mo. USD Term SOFR + 1.35%(1)(2)	4,989,955
	Post Road Equipment Finance LLC
1,505,000	4.90%, 05/15/2031(1)	1,511,044
1,265,000	5.04%, 05/15/2031(1)	1,277,173
	Progress Residential Trust
5,309,383	1.51%, 10/17/2038(1)	5,110,582
1,704,002	3.20%, 04/17/2039(1)	1,661,913
5,975,000	3.40%, 02/17/2042(1)(6)	5,609,147
3,043,253	4.30%, 03/17/2040(1)	3,009,123
4,868,001	4.44%, 05/17/2041(1)	4,818,866
1,380,714	4.45%, 06/17/2039(1)	1,380,666
2,269,977	4.75%, 10/27/2039(1)	2,286,042
6,185,000	Retained Vantage Data Centers Issuer LLC 5.00%, 09/15/2048(1)	6,126,490
7,555,000	RR 23 Ltd. 6.91%, 10/15/2035, 3 mo. USD Term SOFR + 2.65%(1)(2)	7,568,055
3,660,000	RR 26 Ltd. 5.76%, 04/15/2038, 3 mo. USD Term SOFR + 1.50%(1)(2)	3,625,640
970,000	Sabey Data Center Issuer LLC 6.00%, 04/20/2049(1)	972,556
331,867	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	314,945
224,364	SCF Equipment Leasing LLC 6.56%, 01/22/2030(1)	224,601
The accompanying notes are an integral part of these financial statements.

126

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Other Asset-Backed Securities - 5.4% - (continued)
$ 3,355,000	SCF Equipment Trust LLC 5.11%, 11/21/2033(1)	$3,413,694
8,270,000	Sound Point CLO XXIX Ltd. 5.61%, 04/25/2034, 3 mo. USD Term SOFR + 1.33%(1)(2)	8,262,152
	Stack Infrastructure Issuer LLC
3,545,000	5.90%, 07/25/2048(1)	3,589,908
1,870,000	5.90%, 03/25/2049(1)	1,905,011
1,895,000	Summit Issuer LLC 2.29%, 12/20/2050(1)	1,857,414
	Taco Bell Funding LLC
3,571,388	2.54%, 08/25/2051(1)	3,066,990
6,815,137	4.94%, 11/25/2048(1)	6,838,000
4,440,000	Texas Debt Capital CLO Ltd. 6.57%, 04/20/2036, 3 mo. USD Term SOFR + 2.30%(1)(2)	4,444,067
	Tricon Residential Trust
4,460,086	4.30%, 11/17/2041(1)	4,353,713
5,135,697	4.85%, 07/17/2040(1)	5,174,492
4,385,000	5.42%, 03/17/2042, 1 mo. USD Term SOFR + 1.10%(1)(2)	4,376,582
5,500,000	Vantage Data Centers Issuer LLC 5.10%, 09/15/2054(1)	5,438,821
3,965,000	VB-S1 Issuer LLC 5.59%, 05/15/2054(1)	3,986,443
8,270,000	Venture 42 CLO Ltd. 5.65%, 04/15/2034, 3 mo. USD Term SOFR + 1.39%(1)(2)	8,250,781
	Wendy's Funding LLC
7,113,641	2.37%, 06/15/2051(1)	6,470,742
9,468,061	2.78%, 06/15/2051(1)	8,283,694
1,265,788	3.88%, 03/15/2048(1)	1,234,913
1,662,721	4.54%, 03/15/2052(1)	1,578,171
	Wingstop Funding LLC
11,455,550	2.84%, 12/05/2050(1)	10,860,603
2,135,000	5.86%, 12/05/2054(1)	2,153,784
5,780,000	Zayo Issuer LLC 5.65%, 03/20/2055(1)	5,832,829
		237,569,390
	Whole Loan Collateral CMO - 5.7%
	Angel Oak Mortgage Trust
1,423,854	0.91%, 01/25/2066(1)(4)	1,219,473
3,173,000	0.95%, 07/25/2066(1)(4)	2,726,273
738,664	0.99%, 04/25/2053(1)(4)	701,856
1,323,598	0.99%, 04/25/2066(1)(4)	1,147,266
2,325,245	1.04%, 01/20/2065(1)(4)	1,957,072
2,607,598	1.07%, 05/25/2066(1)(4)	2,250,818
5,130,718	1.46%, 09/25/2066(1)(4)	4,299,583
316,599	1.47%, 06/25/2065(1)(4)	300,519
2,344,809	1.82%, 11/25/2066(1)(4)	2,083,233
856,035	2.53%, 01/26/2065(1)(4)	809,541
8,677,109	2.88%, 12/25/2066(1)(6)	8,013,662
11,152,790	4.00%, 01/25/2067(1)	10,638,143
1,530,742	BINOM Securitization Trust 2.03%, 06/25/2056(1)(4)	1,380,228
	BRAVO Residential Funding Trust
729,204	0.94%, 02/25/2049(1)(4)	665,150
541,360	0.97%, 03/25/2060(1)(4)	519,336
2,539,621	5.11%, 07/25/2062(1)(4)	2,525,463
259,426	Bunker Hill Loan Depositary Trust 1.72%, 02/25/2055(1)(4)	255,073
	COLT Mortgage Loan Trust
609,909	0.80%, 07/27/2054(1)	556,565
2,192,157	0.91%, 06/25/2066(1)(4)	1,861,219
3,102,526	1.40%, 10/25/2066(1)(4)	2,609,113
5,698,975	2.28%, 12/27/2066(1)(4)	5,124,624
909,341	4.30%, 03/25/2067(1)(4)	907,448
	CSMC Trust
569,669	0.81%, 05/25/2065(1)(4)	519,795
1,623,199	0.83%, 03/25/2056(1)(4)	1,344,900
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 2,136,218	0.94%, 05/25/2066(1)(4)	$1,806,921
2,750,567	1.18%, 02/25/2066(1)(4)	2,448,948
2,685,863	1.84%, 10/25/2066(1)(4)	2,388,307
6,602,164	2.27%, 11/25/2066(1)(4)	5,871,837
941,332	3.25%, 04/25/2047(1)(4)	855,744
1,471,378	4.12%, 12/27/2060(1)(4)	1,470,098
858,853	Deephaven Residential Mortgage Trust 0.90%, 04/25/2066(1)(4)	763,586
	Ellington Financial Mortgage Trust
343,479	0.80%, 02/25/2066(1)(4)	291,524
960,445	0.93%, 06/25/2066(1)(4)	794,303
3,004,171	2.21%, 01/25/2067(1)(4)	2,622,101
	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust
1,980,339	2.50%, 08/25/2059	1,623,306
1,743,716	3.50%, 11/25/2057	1,636,433
3,476,260	3.50%, 03/25/2058	3,107,857
4,708,864	3.50%, 07/25/2058	4,379,274
961,819	3.50%, 08/25/2058	885,894
3,570,398	3.50%, 10/25/2058	3,230,189
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,344,000	6.15%, 02/25/2044, 30 day USD SOFR Average + 1.80%(1)(2)	1,342,008
370,665	7.02%, 12/25/2030, 30 day USD SOFR Average + 2.66%(2)	376,044
1,212,400	7.45%, 10/25/2041, 30 day USD SOFR Average + 3.10%(1)(2)	1,231,726
2,866,000	7.50%, 12/25/2041, 30 day USD SOFR Average + 3.15%(1)(2)	2,919,737
3,000,000	7.65%, 11/25/2041, 30 day USD SOFR Average + 3.30%(1)(2)	3,052,500
5,125,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	5,323,594
3,120,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	3,303,300
3,455,000	10.60%, 03/25/2042, 30 day USD SOFR Average + 6.25%(1)(2)	3,722,762
	GCAT Trust
1,645,344	0.87%, 01/25/2066(1)(4)	1,393,921
1,894,572	1.04%, 05/25/2066(1)(4)	1,586,448
3,539,733	1.09%, 08/25/2066(1)(4)	2,951,360
1,653,209	1.92%, 08/25/2066(1)(4)	1,529,853
6,316,067	Imperial Fund Mortgage Trust 3.64%, 03/25/2067(1)(6)	6,035,191
	Legacy Mortgage Asset Trust
949,376	4.65%, 11/25/2060(1)(6)	939,468
1,897,314	4.75%, 07/25/2061(1)(6)	1,914,926
1,357,579	5.75%, 04/25/2061(1)(6)	1,350,651
	MetLife Securitization Trust
414,206	3.00%, 04/25/2055(1)(4)	395,524
1,114,528	3.75%, 03/25/2057(1)(4)	1,079,484
	MFA Trust
175,821	1.01%, 01/26/2065(1)(4)	165,889
1,348,287	1.03%, 11/25/2064(1)(4)	1,176,856
834,727	1.15%, 04/25/2065(1)(4)	769,738
2,748,660	4.11%, 12/25/2066(1)(4)	2,692,197
	Mill City Mortgage Loan Trust
44,229	2.75%, 01/25/2061(1)(4)	44,066
49,290	3.25%, 05/25/2062(1)(4)	48,667
	New Residential Mortgage Loan Trust
1,164,312	0.94%, 07/25/2055(1)(4)	1,059,001
598,502	0.94%, 10/25/2058(1)(4)	586,029
240,078	2.49%, 09/25/2059(1)(4)	227,059
1,055,630	3.50%, 12/25/2057(1)(4)	1,023,245
913,182	3.50%, 08/25/2059(1)(4)	866,869
791,687	3.75%, 11/26/2035(1)(4)	765,941
The accompanying notes are an integral part of these financial statements.

127

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 16.3% - (continued)
	Whole Loan Collateral CMO - 5.7% - (continued)
$ 350,585	3.75%, 01/25/2054(1)(4)	$340,034
17,554	3.75%, 05/25/2054(1)(4)	16,692
887,790	3.75%, 11/25/2056(1)(4)	850,168
1,979,194	3.75%, 11/25/2058(1)(4)	1,905,240
1,630,366	4.00%, 03/25/2057(1)(4)	1,588,520
955,754	4.00%, 05/25/2057(1)(4)	920,939
1,370,047	4.00%, 08/27/2057(1)(4)	1,329,484
196,635	4.00%, 12/25/2057(1)(4)	191,666
1,036,432	5.19%, 01/25/2048, 1 mo. USD Term SOFR + 0.86%(1)(2)	1,010,440
791,727	5.94%, 06/25/2057, 1 mo. USD Term SOFR + 1.61%(1)(2)	799,998
3,959,658	NMLT Trust 1.19%, 05/25/2056(1)(4)	3,398,464
	OBX Trust
2,908,444	1.05%, 07/25/2061(1)(4)	2,357,584
2,666,642	1.07%, 02/25/2066(1)(4)	2,274,338
2,008,879	1.96%, 10/25/2061(1)(4)	1,692,458
7,842,566	2.31%, 11/25/2061(1)(4)	6,965,880
3,015,744	4.70%, 07/25/2062(1)(6)	3,023,268
129,870	5.09%, 06/25/2057, 1 mo. USD Term SOFR + 0.76%(1)(2)	126,832
	PRET LLC
5,051,950	5.93%, 10/25/2054(1)(6)	5,048,085
1,310,732	5.93%, 10/25/2054(1)(6)	1,313,765
920,667	5.96%, 09/25/2054(1)(6)	917,708
9,220,453	PRET Trust 4.00%, 07/25/2069(1)(6)	8,973,216
	PRPM LLC
1,212,704	5.70%, 11/25/2029(1)(6)	1,220,256
2,436,876	5.87%, 04/25/2026(1)(6)	2,436,868
5,867,332	5.87%, 11/25/2029(1)(6)	5,847,008
11,330,000	6.47%, 05/25/2030(1)(6)	11,362,834
547,199	Residential Mortgage Loan Trust 0.86%, 01/25/2065(1)(4)	522,541
1,656,092	STAR Trust 1.22%, 05/25/2065(1)(4)	1,546,403
	Starwood Mortgage Residential Trust
550,039	0.94%, 05/25/2065(1)(4)	517,204
3,827,299	1.92%, 11/25/2066(1)(4)	3,381,437
	Towd Point Mortgage Trust
6,851,182	2.92%, 11/30/2060(1)(4)	5,836,365
954,399	3.25%, 03/25/2058(1)(4)	940,191
	Verus Securitization Trust
305,779	0.82%, 10/25/2063(1)(4)	294,135
1,141,206	0.92%, 02/25/2064(1)(4)	1,054,946
1,732,886	0.94%, 07/25/2066(1)(4)	1,445,655
1,937,102	1.01%, 09/25/2066(1)(4)	1,657,263
946,510	1.03%, 02/25/2066(1)(4)	838,194
8,907,496	1.05%, 06/25/2066(1)(4)	7,628,350
2,580,796	1.82%, 11/25/2066(1)(4)	2,337,578
283,387	2.50%, 05/25/2065(1)(6)	276,835
4,014,762	2.72%, 01/25/2067(1)(6)	3,724,593
7,876,037	4.13%, 02/25/2067(1)(6)	7,517,933
434,619	VOLT XCIII LLC 5.89%, 02/27/2051(1)(6)	433,805
556,758	VOLT XCIV LLC 6.24%, 02/27/2051(1)(6)	555,913
753,053	VOLT XCV LLC 6.24%, 03/27/2051(1)(6)	753,955
760,185	VOLT XCVII LLC 6.24%, 04/25/2051(1)(6)	764,261
5,304	Wells Fargo Mortgage-Backed Securities Trust 3.92%, 11/25/2048(1)(4)	5,083
		246,411,114
	Total Asset & Commercial Mortgage-Backed Securities (cost $729,335,093)	$712,325,466
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0%
	Advertising - 0.2%
	Lamar Media Corp.
$ 7,230,000	3.63%, 01/15/2031	$6,533,895
2,310,000	4.00%, 02/15/2030	2,158,350
		8,692,245
	Aerospace & Defense - 0.2%
3,095,000	BAE Systems PLC 5.13%, 03/26/2029(1)	3,160,061
	Boeing Co.
1,100,000	2.95%, 02/01/2030	1,009,291
705,000	3.20%, 03/01/2029	665,473
195,000	3.75%, 02/01/2050	135,012
1,005,000	6.39%, 05/01/2031	1,072,402
270,000	6.53%, 05/01/2034	290,019
	L3Harris Technologies, Inc.
620,000	5.05%, 06/01/2029	629,927
1,112,000	5.50%, 08/15/2054	1,050,739
1,482,000	RTX Corp. 4.13%, 11/16/2028	1,470,141
		9,483,065
	Agriculture - 0.4%
	BAT Capital Corp.
2,945,000	5.63%, 08/15/2035	2,956,774
1,395,000	5.83%, 02/20/2031	1,452,291
1,485,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(1)	1,528,182
	Philip Morris International, Inc.
3,765,000	4.38%, 11/01/2027	3,782,006
1,900,000	4.75%, 11/01/2031	1,906,779
2,930,000	5.13%, 02/15/2030	3,005,563
1,865,000	5.13%, 02/13/2031	1,912,471
1,100,000	5.38%, 02/15/2033	1,126,414
1,490,000	5.63%, 09/07/2033	1,545,743
		19,216,223
	Apparel - 0.2%
	Tapestry, Inc.
1,620,000	5.10%, 03/11/2030	1,626,373
3,510,000	5.50%, 03/11/2035	3,418,433
4,510,000	William Carter Co. 5.63%, 03/15/2027(1)	4,390,830
		9,435,636
	Auto Manufacturers - 0.1%
2,395,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(1)	2,398,437
1,725,000	Mercedes-Benz Finance North America LLC 4.90%, 11/15/2027(1)	1,736,333
		4,134,770
	Beverages - 0.1%
	Bacardi Ltd./Bacardi-Martini BV
250,000	5.25%, 01/15/2029(1)	253,215
1,040,000	5.40%, 06/15/2033(1)	1,009,983
2,705,000	Bacardi-Martini BV 6.00%, 02/01/2035(1)	2,714,563
	Constellation Brands, Inc.
1,845,000	3.15%, 08/01/2029	1,737,054
200,000	4.80%, 05/01/2030(7)	200,351
		5,915,166
	Biotechnology - 0.1%
500,000	Amgen, Inc. 5.15%, 03/02/2028	511,075
3,385,000	Gilead Sciences, Inc. 4.80%, 11/15/2029	3,444,430
		3,955,505
	Chemicals - 0.1%
4,150,000	OCP SA 7.50%, 05/02/2054(8)	4,077,375
The accompanying notes are an integral part of these financial statements.

128

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2%
EUR 2,655,000	Banca Transilvania SA 8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(8)(9)	$3,127,561
	Bank of America Corp.
$ 2,210,000	1.90%, 07/23/2031, (1.90% fixed rate until 07/23/2030; 6 mo. USD SOFR + 1.53% thereafter)(9)	1,916,530
4,265,000	1.92%, 10/24/2031, (1.92% fixed rate until 10/24/2030; 6 mo. USD SOFR + 1.37% thereafter)(9)	3,678,774
2,365,000	2.30%, 07/21/2032, (2.30% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.22% thereafter)(9)	2,032,288
2,398,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(9)	2,000,774
2,045,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(9)	1,847,762
435,000	2.69%, 04/22/2032, (2.69% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.32% thereafter)(9)	384,746
700,000	2.97%, 02/04/2033, (2.97% fixed rate until 02/04/2032; 6 mo. USD SOFR + 1.33% thereafter)(9)	615,402
879,000	3.19%, 07/23/2030, (3.19% fixed rate until 07/23/2029; 3 mo. USD Term SOFR + 1.44% thereafter)(9)	829,273
1,920,000	4.38%, 04/27/2028, (4.38% fixed rate until 04/27/2027; 6 mo. USD SOFR + 1.58% thereafter)(9)	1,916,832
1,905,000	5.16%, 01/24/2031, (5.16% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.00% thereafter)(9)	1,940,500
370,000	5.47%, 01/23/2035, (5.47% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.65% thereafter)(9)	375,296
2,979,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(9)	2,921,903
465,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(9)	471,564
	Bank of New York Mellon Corp.
2,320,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(9)	2,355,394
215,000	5.19%, 03/14/2035, (5.19% fixed rate until 03/14/2034; 6 mo. USD SOFR + 1.42% thereafter)(9)	217,320
1,605,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(9)	1,704,554
	BNP Paribas SA
2,605,000	5.28%, 11/19/2030, (5.28% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.28% thereafter)(1)(9)	2,634,323
4,405,000	5.91%, 11/19/2035, (5.91% fixed rate until 11/19/2034; 6 mo. USD SOFR + 1.92% thereafter)(1)(9)	4,331,142
	BPCE SA
390,000	4.63%, 09/12/2028(1)	388,078
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 1,800,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(1)(9)	$1,856,351
2,870,000	6.51%, 01/18/2035, (6.51% fixed rate until 01/18/2034; 6 mo. USD SOFR + 2.79% thereafter)(1)(9)	2,926,277
1,315,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(1)(9)	1,389,017
745,000	Citigroup, Inc. 5.17%, 02/13/2030, (5.17% fixed rate until 02/13/2029; 6 mo. USD SOFR + 1.36% thereafter)(9)	755,956
	Citizens Financial Group, Inc.
1,450,000	5.25%, 03/05/2031, (5.25% fixed rate until 03/05/2030; 6 mo. USD SOFR + 1.26% thereafter)(9)	1,452,068
965,000	5.72%, 07/23/2032, (5.72% fixed rate until 07/23/2031; 6 mo. USD SOFR + 1.91% thereafter)(9)	981,236
570,000	6.65%, 04/25/2035, (6.65% fixed rate until 04/25/2034; 6 mo. USD SOFR + 2.33% thereafter)(9)	602,725
4,310,000	Credit Agricole SA 6.25%, 01/10/2035, (6.25% fixed rate until 01/10/2034; 6 mo. USD SOFR + 2.67% thereafter)(1)(9)	4,392,026
	Goldman Sachs Group, Inc.
495,000	2.38%, 07/21/2032, (2.38% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.25% thereafter)(9)	426,383
1,250,000	2.62%, 04/22/2032, (2.62% fixed rate until 04/22/2031; 6 mo. USD SOFR + 1.28% thereafter)(9)	1,098,818
470,000	3.81%, 04/23/2029, (3.81% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.42% thereafter)(9)	461,051
830,000	4.48%, 08/23/2028, (4.48% fixed rate until 08/23/2027; 6 mo. USD SOFR + 1.73% thereafter)(9)	830,453
3,515,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(9)	3,506,411
915,000	5.02%, 10/23/2035, (5.02% fixed rate until 10/23/2034; 6 mo. USD SOFR + 1.42% thereafter)(9)	886,603
4,315,000	5.05%, 07/23/2030, (5.05% fixed rate until 07/23/2029; 6 mo. USD SOFR + 1.21% thereafter)(9)	4,366,398
440,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(9)	447,498
1,365,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(9)	1,390,183
1,630,000	5.73%, 04/25/2030, (5.73% fixed rate until 04/25/2029; 6 mo. USD SOFR + 1.27% thereafter)(9)	1,689,570
	HSBC Holdings PLC
1,460,000	2.85%, 06/04/2031, (2.85% fixed rate until 06/04/2030; 6 mo. USD SOFR + 2.39% thereafter)(9)	1,319,797
700,000	4.58%, 06/19/2029, (4.58% fixed rate until 06/19/2028; 3 mo. USD Term SOFR + 1.80% thereafter)(9)	697,844
The accompanying notes are an integral part of these financial statements.

129

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 2,240,000	5.13%, 03/03/2031, (5.13% fixed rate until 03/03/2030; 6 mo. USD SOFR + 1.29% thereafter)(9)	$2,257,862
2,965,000	5.29%, 11/19/2030, (5.29% fixed rate until 11/19/2029; 6 mo. USD SOFR + 1.29% thereafter)(9)	3,009,942
1,015,000	5.55%, 03/04/2030, (5.55% fixed rate until 03/04/2029; 6 mo. USD SOFR + 1.46% thereafter)(9)	1,040,453
	JP Morgan Chase & Co.
25,000	1.47%, 09/22/2027, (1.47% fixed rate until 09/22/2026; 6 mo. USD SOFR + 0.77% thereafter)(9)	23,996
2,065,000	2.55%, 11/08/2032, (2.55% fixed rate until 11/08/2031; 6 mo. USD SOFR + 1.18% thereafter)(9)	1,800,846
835,000	3.70%, 05/06/2030, (3.70% fixed rate until 05/06/2029; 3 mo. USD Term SOFR + 1.42% thereafter)(9)	807,901
740,000	3.96%, 01/29/2027, (3.96% fixed rate until 01/29/2026; 3 mo. USD Term SOFR + 1.51% thereafter)(9)	737,396
2,865,000	4.01%, 04/23/2029, (4.01% fixed rate until 04/23/2028; 3 mo. USD Term SOFR + 1.38% thereafter)(9)	2,838,124
3,255,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(9)	3,264,200
960,000	4.85%, 07/25/2028, (4.85% fixed rate until 07/25/2027; 6 mo. USD SOFR + 1.99% thereafter)(9)	970,349
2,405,000	4.95%, 10/22/2035, (4.95% fixed rate until 10/22/2034; 6 mo. USD SOFR + 1.34% thereafter)(9)	2,348,917
2,965,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(9)	3,007,872
2,410,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(9)	2,453,655
1,170,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(9)	1,194,835
2,545,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(9)	2,607,888
2,755,000	5.34%, 01/23/2035, (5.34% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.62% thereafter)(9)	2,778,126
2,940,000	5.58%, 04/22/2030, (5.58% fixed rate until 04/22/2029; 6 mo. USD SOFR + 1.16% thereafter)(9)	3,046,592
940,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(9)	963,576
1,740,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(9)	1,828,917
EUR 2,600,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(8)(9)	2,847,182
	Morgan Stanley
$ 2,700,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(9)	2,277,225
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Banks - 3.2% - (continued)
$ 1,065,000	1.93%, 04/28/2032, (1.93% fixed rate until 04/28/2031; 6 mo. USD SOFR + 1.02% thereafter)(9)	$897,477
2,900,000	2.70%, 01/22/2031, (2.70% fixed rate until 01/22/2030; 6 mo. USD SOFR + 1.14% thereafter)(9)	2,648,892
1,230,000	4.65%, 10/18/2030, (4.65% fixed rate until 10/18/2029; 6 mo. USD SOFR + 1.10% thereafter)(9)	1,226,074
1,010,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(9)	1,029,784
755,000	5.45%, 07/20/2029, (5.45% fixed rate until 07/20/2028; 6 mo. USD SOFR + 1.63% thereafter)(9)	775,067
3,935,000	5.66%, 04/18/2030, (5.66% fixed rate until 04/18/2029; 6 mo. USD SOFR + 1.26% thereafter)(9)	4,070,075
295,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(9)	312,293
3,430,000	Royal Bank of Canada 5.15%, 02/04/2031, (5.15% fixed rate until 02/04/2030; 6 mo. USD SOFR + 1.03% thereafter)(9)	3,490,081
	Wells Fargo & Co.
8,973,000	3.35%, 03/02/2033, (3.35% fixed rate until 03/02/2032; 6 mo. USD SOFR + 1.50% thereafter)(9)	8,056,638
325,000	4.90%, 07/25/2033, (4.90% fixed rate until 07/25/2032; 6 mo. USD SOFR + 2.10% thereafter)(9)	319,295
1,915,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(9)	1,944,704
1,435,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(9)	1,464,758
150,000	5.39%, 04/24/2034, (5.39% fixed rate until 04/24/2033; 6 mo. USD SOFR + 2.02% thereafter)(9)	150,612
370,000	5.50%, 01/23/2035, (5.50% fixed rate until 01/23/2034; 6 mo. USD SOFR + 1.78% thereafter)(9)	372,847
1,370,000	5.57%, 07/25/2029, (5.57% fixed rate until 07/25/2028; 6 mo. USD SOFR + 1.74% thereafter)(9)	1,409,481
1,104,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(9)	1,165,090
380,000	6.49%, 10/23/2034, (6.49% fixed rate until 10/23/2033; 6 mo. USD SOFR + 2.06% thereafter)(9)	408,668
		139,014,371
	Commercial Services - 0.7%
	Ashtead Capital, Inc.
675,000	2.45%, 08/12/2031(1)	573,756
1,550,000	4.00%, 05/01/2028(1)	1,517,380
3,790,000	4.38%, 08/15/2027(1)	3,759,629
	Block, Inc.
5,120,000	3.50%, 06/01/2031	4,569,925
6,210,000	6.50%, 05/15/2032(1)	6,335,939
	Howard University
2,000,000	2.70%, 10/01/2029	1,812,633
1,205,000	3.48%, 10/01/2041	881,398
The accompanying notes are an integral part of these financial statements.

130

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Commercial Services - 0.7% - (continued)
	Service Corp. International
$ 7,045,000	3.38%, 08/15/2030	$6,307,638
4,657,000	5.13%, 06/01/2029	4,602,410
1,620,000	5.75%, 10/15/2032	1,599,328
		31,960,036
	Construction Materials - 0.4%
	Builders FirstSource, Inc.
2,455,000	4.25%, 02/01/2032(1)	2,211,002
6,665,000	5.00%, 03/01/2030(1)	6,394,773
1,390,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(1)	1,407,311
	Standard Industries, Inc.
3,095,000	3.38%, 01/15/2031(1)	2,732,755
4,965,000	4.38%, 07/15/2030(1)	4,630,429
		17,376,270
	Diversified Financial Services - 0.5%
	American Express Co.
4,140,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(9)	4,207,288
3,205,000	5.09%, 01/30/2031, (5.09% fixed rate until 01/30/2030; 6 mo. USD SOFR + 1.02% thereafter)(9)	3,263,221
2,260,000	Ameriprise Financial, Inc. 5.20%, 04/15/2035	2,262,773
	Capital One Financial Corp.
830,000	3.27%, 03/01/2030, (3.27% fixed rate until 03/01/2029; 6 mo. USD SOFR + 1.79% thereafter)(9)	782,167
1,140,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(9)	1,151,313
1,315,000	6.05%, 02/01/2035, (6.05% fixed rate until 02/01/2034; 6 mo. USD SOFR + 2.26% thereafter)(9)	1,344,176
715,000	6.18%, 01/30/2036, (6.18% fixed rate until 01/30/2035; 6 mo. USD SOFR + 2.04% thereafter)(9)	706,096
330,000	6.31%, 06/08/2029, (6.31% fixed rate until 06/08/2028; 6 mo. USD SOFR + 2.64% thereafter)(9)	343,861
3,760,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(9)	4,188,340
1,668,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(9)	1,913,331
		20,162,566
	Electric - 2.5%
785,000	AES Andes SA 6.25%, 03/14/2032(1)	784,848
	Alabama Power Co.
2,440,000	3.45%, 10/01/2049	1,705,764
310,000	4.15%, 08/15/2044	253,969
465,000	5.10%, 04/02/2035	466,852
1,185,000	American Electric Power Co., Inc. 6.95%, 12/15/2054, (6.95% fixed rate until 09/15/2034; 5 yr. USD CMT + 2.68% thereafter)(9)	1,192,027
1,595,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	1,483,028
	Consolidated Edison Co. of New York, Inc.
2,045,000	3.20%, 12/01/2051	1,322,490
2,415,000	5.50%, 03/15/2055	2,296,905
375,000	5.70%, 05/15/2054	368,232
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Electric - 2.5% - (continued)
$ 3,555,000	Dominion Energy, Inc. 5.00%, 06/15/2030	$3,593,413
1,575,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,333,727
	Duke Energy Corp.
2,580,000	2.55%, 06/15/2031	2,264,559
2,000,000	2.65%, 09/01/2026	1,953,660
815,000	3.30%, 06/15/2041	592,861
1,095,000	3.75%, 09/01/2046	791,042
365,000	4.50%, 08/15/2032	353,000
565,000	5.00%, 08/15/2052	483,020
2,000,000	5.45%, 06/15/2034	2,032,947
555,000	5.80%, 06/15/2054	531,854
2,250,000	Duke Energy Florida LLC 1.75%, 06/15/2030	1,972,939
	Duke Energy Indiana LLC
525,000	2.75%, 04/01/2050	314,490
1,215,000	3.25%, 10/01/2049	805,616
1,095,000	Duke Energy Ohio, Inc. 5.55%, 03/15/2054	1,041,413
	Duke Energy Progress LLC
1,320,000	4.00%, 04/01/2052	995,419
1,035,000	4.38%, 03/30/2044	874,446
1,765,000	5.05%, 03/15/2035	1,759,493
1,405,000	5.55%, 03/15/2055	1,357,213
	Edison International
1,446,000	5.25%, 11/15/2028	1,436,578
480,000	6.25%, 03/15/2030	486,450
3,845,000	6.95%, 11/15/2029	4,005,579
3,875,000	Energo-Pro AS 8.50%, 02/04/2027(1)	3,889,510
1,380,000	Evergy, Inc. 2.90%, 09/15/2029	1,285,642
	Eversource Energy
4,180,000	5.13%, 05/15/2033	4,119,908
2,049,000	5.50%, 01/01/2034	2,049,227
	Georgia Power Co.
410,000	4.30%, 03/15/2042	347,309
2,425,000	4.55%, 03/15/2030	2,440,190
465,000	4.70%, 05/15/2032	461,989
1,470,000	5.20%, 03/15/2035	1,483,294
390,000	5.25%, 03/15/2034	393,658
700,000	Jersey Central Power & Light Co. 5.10%, 01/15/2035(1)	689,905
524,000	Monongahela Power Co. 5.85%, 02/15/2034(1)	538,960
	NextEra Energy Capital Holdings, Inc.
1,755,000	1.88%, 01/15/2027	1,683,178
2,645,000	2.25%, 06/01/2030	2,354,884
1,645,000	Niagara Mohawk Power Corp. 5.29%, 01/17/2034(1)	1,634,686
1,390,000	NSTAR Electric Co. 5.40%, 06/01/2034	1,417,511
680,000	Ohio Edison Co. 5.50%, 01/15/2033(1)	688,293
2,115,000	Oncor Electric Delivery Co. LLC 5.35%, 04/01/2035(1)	2,141,480
	Pacific Gas & Electric Co.
4,175,000	2.50%, 02/01/2031	3,603,162
360,000	4.55%, 07/01/2030	349,207
333,000	5.45%, 06/15/2027	337,272
1,000,000	5.90%, 06/15/2032	1,013,388
2,900,000	6.10%, 01/15/2029	2,996,966
2,355,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	2,316,633
	Public Service Enterprise Group, Inc.
2,200,000	4.90%, 03/15/2030	2,220,925
680,000	5.45%, 04/01/2034	687,361
895,000	6.13%, 10/15/2033	940,578
	Puget Energy, Inc.
425,000	2.38%, 06/15/2028	398,769
1,925,000	3.65%, 05/15/2025	1,923,465
2,112,000	4.22%, 03/15/2032	1,954,117
3,560,000	5.73%, 03/15/2035(1)	3,541,009
The accompanying notes are an integral part of these financial statements.

131

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Electric - 2.5% - (continued)
$ 2,145,000	San Diego Gas & Electric Co. 5.40%, 04/15/2035	$2,164,846
	Southern California Edison Co.
785,000	3.65%, 02/01/2050	520,626
1,580,000	4.00%, 04/01/2047	1,132,518
770,000	4.65%, 10/01/2043	619,075
880,000	5.45%, 03/01/2035	854,292
880,000	Southern Co. 4.85%, 03/15/2035	852,779
620,000	Trans-Allegheny Interstate Line Co. 5.00%, 01/15/2031(1)	630,693
370,000	Union Electric Co. 4.00%, 04/01/2048	286,449
	Virginia Electric & Power Co.
660,000	2.45%, 12/15/2050	363,266
2,380,000	5.00%, 04/01/2033	2,362,748
2,675,000	5.00%, 01/15/2034	2,633,069
1,165,000	5.05%, 08/15/2034	1,152,829
2,175,000	5.15%, 03/15/2035	2,148,323
830,000	5.35%, 01/15/2054	761,075
1,008,000	5.65%, 03/15/2055	966,106
425,000	Wisconsin Power & Light Co. 5.38%, 03/30/2034	428,127
	Xcel Energy, Inc.
1,475,000	4.60%, 06/01/2032	1,420,721
1,785,000	4.75%, 03/21/2028	1,799,295
875,000	5.60%, 04/15/2035	883,517
		110,736,664
	Engineering & Construction - 0.3%
4,500,000	GTP Acquisition Partners I LLC 3.48%, 06/15/2050(1)	4,491,638
2,405,000	IHS Holding Ltd. 6.25%, 11/29/2028(1)	2,284,601
	International Airport Finance SA
3,290,959	12.00%, 03/15/2033(1)	3,513,088
572,736	12.00%, 03/15/2033(8)	611,394
		10,900,721
	Entertainment - 0.7%
	Warnermedia Holdings, Inc.
13,285,000	4.28%, 03/15/2032	11,375,686
485,000	5.05%, 03/15/2042	365,575
6,469,000	5.14%, 03/15/2052	4,422,611
6,471,000	5.39%, 03/15/2062	4,401,941
	WMG Acquisition Corp.
1,135,000	3.00%, 02/15/2031(1)	1,012,119
1,690,000	3.75%, 12/01/2029(1)	1,562,602
6,310,000	3.88%, 07/15/2030(1)	5,802,528
		28,943,062
	Environmental Control - 0.5%
	Clean Harbors, Inc.
7,645,000	4.88%, 07/15/2027(1)	7,529,246
5,460,000	6.38%, 02/01/2031(1)	5,561,556
	Republic Services, Inc.
1,010,000	1.45%, 02/15/2031	849,820
1,285,000	4.88%, 04/01/2029	1,307,833
1,245,000	5.20%, 11/15/2034	1,266,754
845,000	Veralto Corp. 5.50%, 09/18/2026	856,983
	Waste Management, Inc.
2,215,000	3.88%, 01/15/2029(1)	2,180,273
1,098,000	4.95%, 03/15/2035	1,093,238
		20,645,703
	Food - 0.5%
1,970,000	Cencosud SA 5.95%, 05/28/2031(1)	2,004,617
2,085,000	Kraft Heinz Foods Co. 5.20%, 03/15/2032	2,115,719
	Mars, Inc.
6,105,000	5.00%, 03/01/2032(1)	6,153,922
865,000	5.20%, 03/01/2035(1)	868,394
1,910,000	5.65%, 05/01/2045(1)	1,896,805
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Food - 0.5% - (continued)
$ 930,000	5.70%, 05/01/2055(1)	$916,666
5,005,000	Minerva Luxembourg SA 4.38%, 03/18/2031(8)	4,404,506
843,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	843,720
1,485,000	Pilgrim's Pride Corp. 4.25%, 04/15/2031	1,403,953
305,000	Tyson Foods, Inc. 5.40%, 03/15/2029	313,863
		20,922,165
	Gas - 0.1%
957,000	Brooklyn Union Gas Co. 3.87%, 03/04/2029(1)	925,599
385,000	KeySpan Gas East Corp. 5.99%, 03/06/2033(1)	393,721
	NiSource, Inc.
345,000	3.49%, 05/15/2027	338,963
1,410,000	5.40%, 06/30/2033	1,419,408
1,945,000	Southern California Gas Co. 5.60%, 04/01/2054	1,857,373
		4,935,064
	Hand/Machine Tools - 0.0%
1,910,000	Regal Rexnord Corp. 6.05%, 04/15/2028	1,959,210
	Healthcare - Products - 0.6%
	Alcon Finance Corp.
2,130,000	2.75%, 09/23/2026(1)	2,073,287
805,000	5.75%, 12/06/2052(1)	780,529
	Avantor Funding, Inc.
3,095,000	3.88%, 11/01/2029(1)	2,857,275
6,580,000	4.63%, 07/15/2028(1)	6,328,004
	Hologic, Inc.
6,228,000	3.25%, 02/15/2029(1)	5,815,974
4,133,000	4.63%, 02/01/2028(1)	4,065,172
2,060,000	Smith & Nephew PLC 2.03%, 10/14/2030	1,786,601
3,980,000	Solventum Corp. 5.40%, 03/01/2029	4,059,171
		27,766,013
	Healthcare - Services - 0.7%
	Centene Corp.
6,320,000	2.50%, 03/01/2031	5,358,804
5,245,000	2.63%, 08/01/2031	4,430,218
75,000	4.25%, 12/15/2027	73,290
8,035,000	4.63%, 12/15/2029	7,745,705
520,000	CommonSpirit Health 3.35%, 10/01/2029	492,288
	Humana, Inc.
75,000	5.38%, 04/15/2031	75,964
2,465,000	5.55%, 05/01/2035	2,445,912
	Icon Investments Six DAC
1,115,000	5.81%, 05/08/2027	1,137,254
200,000	5.85%, 05/08/2029	204,819
	UnitedHealth Group, Inc.
2,080,000	2.75%, 05/15/2040	1,481,310
590,000	3.50%, 08/15/2039	472,881
385,000	4.95%, 05/15/2062	325,478
2,020,000	5.38%, 04/15/2054	1,873,857
1,610,000	5.75%, 07/15/2064	1,553,200
400,000	5.88%, 02/15/2053	397,924
865,000	6.05%, 02/15/2063	875,028
225,000	Universal Health Services, Inc. 2.65%, 10/15/2030	197,303
		29,141,235
	Home Builders - 0.2%
	Taylor Morrison Communities, Inc.
2,524,000	5.13%, 08/01/2030(1)	2,445,474
4,692,000	5.75%, 01/15/2028(1)	4,694,119
		7,139,593
	Insurance - 0.5%
	Athene Global Funding
3,495,000	2.65%, 10/04/2031(1)	3,008,072
380,000	2.72%, 01/07/2029(1)	352,030
4,310,000	4.72%, 10/08/2029(1)	4,273,257
The accompanying notes are an integral part of these financial statements.

132

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Insurance - 0.5% - (continued)
$ 2,775,000	CNO Global Funding 4.88%, 12/10/2027(1)	$2,797,383
	Corebridge Global Funding
2,235,000	4.90%, 12/03/2029(1)	2,250,963
1,510,000	5.20%, 06/24/2029(1)	1,535,919
	Equitable Financial Life Global Funding
905,000	1.80%, 03/08/2028(1)	840,901
1,645,000	5.00%, 03/27/2030(1)	1,664,601
2,285,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	2,273,335
1,290,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	1,214,468
		20,210,929
	Internet - 0.3%
1,335,000	Alphabet, Inc. 5.30%, 05/15/2065(7)	1,318,947
	Gen Digital, Inc.
6,825,000	6.25%, 04/01/2033(1)	6,806,589
3,970,000	6.75%, 09/30/2027(1)	4,035,084
		12,160,620
	Investment Company Security - 0.2%
2,970,000	Ares Capital Corp. 5.80%, 03/08/2032	2,901,475
3,510,000	Blackstone Private Credit Fund 6.00%, 01/29/2032	3,480,744
2,920,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	2,930,653
		9,312,872
	IT Services - 0.4%
2,435,000	Dell International LLC/EMC Corp. 5.30%, 04/01/2032	2,440,610
3,991,000	Gartner, Inc. 4.50%, 07/01/2028(1)	3,933,862
8,466,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(1)	8,588,791
3,460,000	International Business Machines Corp. 4.80%, 02/10/2030	3,502,577
		18,465,840
	Lodging - 0.0%
650,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(7)	653,658
	Machinery - Construction & Mining - 0.1%
4,240,000	Caterpillar Financial Services Corp. 4.70%, 11/15/2029	4,317,725
	Machinery-Diversified - 0.1%
3,075,000	Otis Worldwide Corp. 2.57%, 02/15/2030	2,808,840
	Media - 0.6%
	Charter Communications Operating LLC/Charter Communications Operating Capital
870,000	2.25%, 01/15/2029	789,382
435,000	2.30%, 02/01/2032	353,591
1,145,000	5.05%, 03/30/2029	1,143,595
627,000	6.48%, 10/23/2045	584,016
670,000	6.55%, 06/01/2034	690,948
790,000	6.83%, 10/23/2055	752,946
	Comcast Corp.
2,995,000	2.89%, 11/01/2051	1,801,512
1,901,000	2.94%, 11/01/2056	1,103,519
295,000	3.20%, 07/15/2036	244,334
	Cox Communications, Inc.
2,070,000	2.60%, 06/15/2031(1)	1,805,024
2,415,000	5.45%, 09/01/2034(1)	2,373,179
1,275,000	5.95%, 09/01/2054(1)	1,163,370
	Discovery Communications LLC
2,435,000	3.63%, 05/15/2030	2,159,424
655,000	6.35%, 06/01/2040	577,397
	Paramount Global
310,000	4.95%, 05/19/2050	228,599
2,025,000	5.25%, 04/01/2044	1,545,962
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Media - 0.6% - (continued)
$ 855,000	5.85%, 09/01/2043	$724,779
1,620,000	6.88%, 04/30/2036	1,626,619
2,440,000	Sirius XM Radio LLC 4.00%, 07/15/2028(1)	2,295,374
1,560,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,775,703
	Time Warner Cable LLC
2,482,000	4.50%, 09/15/2042	1,858,751
195,000	5.88%, 11/15/2040	177,693
		25,775,717
	Mining - 0.3%
300,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	305,655
	Glencore Funding LLC
3,080,000	5.37%, 04/04/2029(1)	3,140,122
1,410,000	5.63%, 04/04/2034(1)	1,410,109
355,000	5.67%, 04/01/2035(1)	354,127
3,265,000	6.38%, 10/06/2030(1)	3,477,853
1,965,000	Rio Tinto Alcan, Inc. 6.13%, 12/15/2033	2,109,816
	Rio Tinto Finance USA PLC
1,015,000	5.00%, 03/14/2032	1,021,848
2,025,000	5.88%, 03/14/2065	1,999,973
		13,819,503
	Oil & Gas - 1.7%
	Aker BP ASA
348,000	4.00%, 01/15/2031(1)	324,447
1,825,000	5.13%, 10/01/2034(1)	1,704,937
3,040,000	5.80%, 10/01/2054(1)	2,660,418
1,275,000	6.00%, 06/13/2033(1)	1,280,301
	APA Corp.
1,105,000	6.10%, 02/15/2035(1)	1,033,773
3,380,000	6.75%, 02/15/2055(1)	2,958,085
2,345,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	2,260,580
	BP Capital Markets America, Inc.
466,000	2.94%, 06/04/2051	285,989
1,965,000	4.89%, 09/11/2033	1,930,586
705,000	4.99%, 04/10/2034	693,287
	ConocoPhillips Co.
1,163,000	3.80%, 03/15/2052	827,841
427,000	4.03%, 03/15/2062	297,769
1,425,000	4.70%, 01/15/2030	1,437,577
675,000	5.30%, 05/15/2053	610,207
300,000	5.55%, 03/15/2054	280,379
1,430,000	5.65%, 01/15/2065	1,322,655
2,275,000	5.70%, 09/15/2063	2,126,754
	Coterra Energy, Inc.
2,428,000	5.40%, 02/15/2035	2,346,218
442,000	5.60%, 03/15/2034	435,190
	Diamondback Energy, Inc.
1,635,000	5.55%, 04/01/2035	1,606,975
840,000	5.75%, 04/18/2054	750,584
981,000	5.90%, 04/18/2064	869,859
635,000	6.25%, 03/15/2053	600,471
	Ecopetrol SA
4,124,000	4.63%, 11/02/2031	3,368,264
4,365,000	7.75%, 02/01/2032	4,161,821
6,880,000	8.38%, 01/19/2036	6,440,282
	Energean Israel Finance Ltd.
1,180,000	5.88%, 03/30/2031(8)	1,067,050
1,905,000	8.50%, 09/30/2033(8)	1,907,667
2,955,000	Eni SpA 5.50%, 05/15/2034(1)	2,928,662
1,405,000	EOG Resources, Inc. 5.65%, 12/01/2054	1,332,337
1,425,000	EQT Corp. 4.50%, 01/15/2029(1)	1,382,243
890,000	Equinor ASA 3.63%, 04/06/2040	724,846
	Hess Corp.
3,989,000	7.13%, 03/15/2033	4,479,882
The accompanying notes are an integral part of these financial statements.

133

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Oil & Gas - 1.7% - (continued)
$ 815,000	7.30%, 08/15/2031	$916,340
3,025,000	Leviathan Bond Ltd. 6.50%, 06/30/2027(8)	2,973,908
1,145,000	Matador Resources Co. 6.50%, 04/15/2032(1)	1,102,884
790,000	Ovintiv, Inc. 6.25%, 07/15/2033	778,614
3,435,000	Patterson-UTI Energy, Inc. 7.15%, 10/01/2033	3,379,668
1,335,000	Phillips 66 Co. 4.95%, 03/15/2035	1,258,340
2,145,000	Saudi Arabian Oil Co. 5.88%, 07/17/2064(1)	1,974,773
965,000	Shell Finance U.S., Inc. 3.25%, 04/06/2050	647,372
	Shell International Finance BV
1,045,000	2.88%, 11/26/2041	738,011
510,000	3.00%, 11/26/2051	321,907
	TotalEnergies Capital SA
2,725,000	5.43%, 09/10/2064	2,482,080
2,635,000	5.64%, 04/05/2064	2,479,503
		75,491,336
	Packaging & Containers - 0.3%
10,760,000	Ball Corp. 6.00%, 06/15/2029	10,979,471
	Pharmaceuticals - 0.3%
1,010,000	AbbVie, Inc. 4.95%, 03/15/2031	1,033,534
5,190,000	Cardinal Health, Inc. 5.00%, 11/15/2029	5,276,369
3,415,000	Cencora, Inc. 4.85%, 12/15/2029	3,454,080
	CVS Health Corp.
420,000	1.75%, 08/21/2030	358,992
559,000	1.88%, 02/28/2031	471,630
1,296,000	2.13%, 09/15/2031	1,090,833
1,255,000	3.25%, 08/15/2029	1,182,498
815,000	3.75%, 04/01/2030	775,364
1,400,000	Eli Lilly & Co. 5.50%, 02/12/2055	1,403,652
		15,046,952
	Pipelines - 0.9%
	Columbia Pipelines Holding Co. LLC
1,148,000	5.10%, 10/01/2031(1)	1,133,113
915,000	5.68%, 01/15/2034(1)	905,752
2,820,000	6.04%, 08/15/2028(1)	2,907,779
	Columbia Pipelines Operating Co. LLC
1,010,000	5.93%, 08/15/2030(1)	1,056,247
915,000	6.04%, 11/15/2033(1)	945,452
	Enbridge, Inc.
1,975,000	3.13%, 11/15/2029	1,847,871
440,000	5.63%, 04/05/2034	445,121
135,000	5.70%, 03/08/2033	137,786
	Energy Transfer LP
585,000	5.25%, 07/01/2029	592,853
2,945,000	5.70%, 04/01/2035	2,915,036
2,802,000	6.40%, 12/01/2030	2,979,541
895,000	Enterprise Products Operating LLC 3.30%, 02/15/2053	580,302
2,919,114	Galaxy Pipeline Assets Bidco Ltd. 2.16%, 03/31/2034(1)	2,570,315
	Hess Midstream Operations LP
1,070,000	4.25%, 02/15/2030(1)	1,004,404
2,680,000	6.50%, 06/01/2029(1)	2,721,726
	ONEOK, Inc.
1,005,000	4.40%, 10/15/2029	989,379
610,000	4.75%, 10/15/2031	595,059
1,470,000	5.05%, 11/01/2034	1,393,920
1,860,000	5.85%, 11/01/2064	1,658,616
420,000	6.05%, 09/01/2033	430,894
1,200,000	6.10%, 11/15/2032	1,246,177
330,000	6.63%, 09/01/2053	328,513
135,000	7.15%, 01/15/2051	141,578
	Targa Resources Corp.
1,940,000	5.55%, 08/15/2035	1,900,755
615,000	6.13%, 03/15/2033	632,881
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Pipelines - 0.9% - (continued)
$ 2,290,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 01/15/2032	$2,097,590
	Whistler Pipeline LLC
480,000	5.40%, 09/30/2029(1)	483,629
1,380,000	5.70%, 09/30/2031(1)	1,400,596
900,000	5.95%, 09/30/2034(1)	907,281
		36,950,166
	Real Estate Investment Trusts - 0.3%
1,575,000	American Tower Corp. 2.70%, 04/15/2031	1,400,378
2,555,000	Cousins Properties LP 5.38%, 02/15/2032	2,532,125
2,354,000	Crown Castle, Inc. 4.80%, 09/01/2028	2,361,117
6,540,000	Iron Mountain, Inc. 6.25%, 01/15/2033(1)	6,528,037
		12,821,657
	Retail - 0.3%
	AutoZone, Inc.
865,000	4.75%, 02/01/2033	845,553
610,000	5.40%, 07/15/2034	616,400
860,000	6.55%, 11/01/2033	934,070
	FirstCash, Inc.
4,533,000	4.63%, 09/01/2028(1)	4,395,339
3,955,000	5.63%, 01/01/2030(1)	3,888,584
415,000	O'Reilly Automotive, Inc. 4.70%, 06/15/2032	406,812
		11,086,758
	Semiconductors - 0.4%
	Broadcom, Inc.
2,715,000	4.15%, 02/15/2028	2,704,808
1,750,000	5.05%, 07/12/2029	1,784,262
640,000	Foundry JV Holdco LLC 5.90%, 01/25/2033(1)	652,726
	Intel Corp.
450,000	3.10%, 02/15/2060	240,491
1,036,000	3.25%, 11/15/2049	632,830
6,235,000	3.73%, 12/08/2047	4,251,920
505,000	4.75%, 03/25/2050	396,182
470,000	5.90%, 02/10/2063	424,267
1,500,000	Marvell Technology, Inc. 2.45%, 04/15/2028	1,413,010
1,730,000	Microchip Technology, Inc. 5.05%, 02/15/2030	1,722,111
1,565,000	Micron Technology, Inc. 5.65%, 11/01/2032	1,585,211
40,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.15%, 05/01/2027	38,935
2,880,000	Qorvo, Inc. 3.38%, 04/01/2031(1)	2,517,782
795,000	QUALCOMM, Inc. 4.80%, 05/20/2045	712,680
		19,077,215
	Software - 0.8%
7,269,000	Fair Isaac Corp. 4.00%, 06/15/2028(1)	6,970,818
2,876,000	MSCI, Inc. 3.63%, 11/01/2031(1)	2,590,084
	Open Text Corp.
440,000	3.88%, 02/15/2028(1)	420,572
8,750,000	3.88%, 12/01/2029(1)	8,062,237
3,780,000	6.90%, 12/01/2027(1)	3,887,822
310,000	Open Text Holdings, Inc. 4.13%, 12/01/2031(1)	277,235
	Oracle Corp.
785,000	2.88%, 03/25/2031	706,289
1,595,000	2.95%, 04/01/2030	1,474,404
3,365,000	3.85%, 04/01/2060	2,251,759
40,000	4.00%, 07/15/2046	30,028
397,000	4.10%, 03/25/2061	278,160
610,000	5.25%, 02/03/2032	618,435
1,625,000	5.50%, 09/27/2064	1,441,907
7,900,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(1)	7,861,048
		36,870,798
	Telecommunications - 0.2%
	Cisco Systems, Inc.
1,165,000	4.75%, 02/24/2030	1,192,708
The accompanying notes are an integral part of these financial statements.

134

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 20.0% - (continued)
	Telecommunications - 0.2% - (continued)
$ 1,575,000	4.95%, 02/26/2031	$1,620,456
695,000	5.35%, 02/26/2064	658,772
	T-Mobile USA, Inc.
950,000	2.55%, 02/15/2031	842,978
1,940,000	3.88%, 04/15/2030	1,871,920
915,000	4.70%, 01/15/2035	877,677
630,000	5.05%, 07/15/2033	625,941
1,075,000	5.13%, 05/15/2032	1,086,898
555,000	5.75%, 01/15/2034	577,002
		9,354,352
	Trucking & Leasing - 0.0%
1,760,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 4.00%, 07/15/2025(1)	1,756,379
	Total Corporate Bonds (cost $886,541,108)	$873,473,446
FOREIGN GOVERNMENT OBLIGATIONS - 2.2%
	Bermuda - 0.1%
	Bermuda Government International Bonds
980,000	2.38%, 08/20/2030(1)	$850,423
2,610,000	5.00%, 07/15/2032(1)	2,566,119
		3,416,542
	Brazil - 0.2%
BRL 68,742,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	10,363,772
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 1,810,000	1.38%, 09/23/2050(8)	1,206,900
2,585,000	4.88%, 05/13/2036(8)	3,181,551
		4,388,451
	Colombia - 0.2%
	Colombia Government International Bonds
$ 5,185,000	5.00%, 06/15/2045	3,369,099
1,675,000	5.20%, 05/15/2049	1,081,234
1,000,000	7.75%, 11/07/2036	952,558
2,135,000	8.38%, 11/07/2054	1,952,723
		7,355,614
	Hungary - 0.2%
	Hungary Government International Bonds
EUR 7,085,000	1.63%, 04/28/2032(8)	6,838,361
$ 2,525,000	6.13%, 05/22/2028(1)	2,597,377
		9,435,738
	Indonesia - 0.1%
EUR 5,720,000	Indonesia Government International Bonds 1.10%, 03/12/2033	5,289,222
	Israel - 0.0%
$ 1,800,000	Israel Government International Bonds 5.38%, 02/19/2030	1,816,686
	Ivory Coast - 0.1%
EUR 2,850,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(8)	2,789,273
	Mexico - 0.4%
	Mexico Government International Bonds
$ 940,000	3.50%, 02/12/2034	767,950
6,430,000	6.00%, 05/07/2036	6,124,369
2,465,000	6.34%, 05/04/2053	2,162,613
1,075,000	6.35%, 02/09/2035	1,067,226
1,365,000	6.40%, 05/07/2054	1,207,299
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 2.2% - (continued)
	Mexico - 0.4% - (continued)
$ 2,565,000	6.88%, 05/13/2037	$2,589,832
4,320,000	7.38%, 05/13/2055	4,276,282
		18,195,571
	North Macedonia - 0.1%
EUR 3,615,000	North Macedonia Government International Bonds 3.68%, 06/03/2026(1)	4,069,766
	Panama - 0.0%
	Panama Government International Bonds
$ 1,969,000	4.50%, 04/16/2050	1,261,893
220,000	6.70%, 01/26/2036	211,943
301,000	6.85%, 03/28/2054	259,203
		1,733,039
	Peru - 0.1%
	Peru Government International Bonds
375,000	3.00%, 01/15/2034	311,944
2,630,000	5.38%, 02/08/2035	2,589,396
		2,901,340
	Philippines - 0.1%
	Philippines Government International Bonds
EUR 4,820,000	1.20%, 04/28/2033	4,518,431
1,120,000	1.75%, 04/28/2041	896,085
		5,414,516
	Romania - 0.4%
	Romania Government International Bonds
5,115,000	2.63%, 12/02/2040(1)	3,448,697
1,310,000	2.63%, 12/02/2040(8)	883,244
11,590,000	2.75%, 04/14/2041(8)	7,826,111
1,365,000	2.88%, 04/13/2042(8)	924,796
$ 730,000	5.75%, 03/24/2035(1)	646,941
882,000	5.88%, 01/30/2029(1)	873,784
1,106,000	7.50%, 02/10/2037(1)	1,100,581
		15,704,154
	Uruguay - 0.1%
2,215,000	Uruguay Government International Bonds 4.38%, 01/23/2031	2,188,752
	Total Foreign Government Obligations (cost $109,256,321)	$95,062,436
MUNICIPAL BONDS - 0.7%
	Build America Bonds - 0.0%
210,000	State of Illinois, IL, GO, (AGM) 6.88%, 07/01/2025	$210,744
	Development - 0.1%
4,630,000	New York Transportation Dev Corp., NY, Rev 4.25%, 09/01/2035	4,521,464
	General - 0.4%
5,895,000	County of Riverside, CA, Rev 3.07%, 02/15/2028	5,732,412
5,345,000	Philadelphia Auth for Industrial Dev, PA, Rev, (NPFG) 6.55%, 10/15/2028	5,698,806
5,580,000	State Board of Administration Finance Corp., FL, Rev 1.26%, 07/01/2025	5,548,960
		16,980,178
	School District - 0.1%
	Chicago Board of Education, IL, GO
1,145,000	6.14%, 12/01/2039	1,071,372
2,965,000	6.32%, 11/01/2029	2,993,154
		4,064,526
The accompanying notes are an integral part of these financial statements.

135

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.7% - (continued)
	Transportation - 0.1%
	Metropolitan Transportation Auth, NY, Rev
$ 2,535,000	5.00%, 11/15/2050	$2,542,590
460,000	5.18%, 11/15/2049	402,577
		2,945,167
	Utility - Electric - 0.0%
1,252,000	Municipal Electric Auth of Georgia, GA, Rev 6.64%, 04/01/2057	1,361,683
	Total Municipal Bonds (cost $30,887,336)	$30,083,762
SENIOR FLOATING RATE INTERESTS - 0.0%(10)
	Oil & Gas Services - 0.0%
346,982	PES Holdings LLC 3.00%, 12/31/2025, U.S. (Fed) Prime Rate + 3.00%(11)(12)	$1,735
	Total Senior Floating Rate Interests (cost $346,982)	$1,735
U.S. GOVERNMENT AGENCIES - 36.4%
	Mortgage-Backed Agencies - 36.4%
	Federal Home Loan Mortgage Corp. - 10.8%
26,189	0.00%, 11/15/2036(13)(14)	$21,895
28,599,533	0.33%, 10/25/2034(3)(4)	476,440
6,575,973	0.40%, 01/25/2027(3)(4)	28,486
19,052,301	0.47%, 05/25/2034(3)(4)	476,471
10,212,467	0.57%, 12/25/2033(3)(4)	300,591
10,034,741	0.64%, 01/25/2034(3)(4)	297,068
5,021,491	0.73%, 10/25/2026(3)(4)	38,430
19,922,138	0.73%, 03/25/2027(3)(4)	185,366
23,957,354	0.81%, 12/25/2030(3)(4)	795,686
11,403,695	0.87%, 06/25/2027(3)(4)	141,994
5,662,942	0.96%, 11/25/2030(3)(4)	221,503
2,781,210	1.00%, 02/25/2051	2,404,809
10,228,565	1.11%, 10/25/2030(3)(4)	448,974
16,930,678	1.21%, 06/25/2030(3)(4)	806,078
11,351,218	1.23%, 01/25/2030(3)(4)	490,747
921,505	1.50%, 10/01/2051	694,119
2,415,234	1.50%, 11/01/2051	1,820,403
12,277,383	1.53%, 05/25/2030(3)(4)	727,446
7,672,101	1.68%, 05/25/2030(3)(4)	496,940
528,635	1.75%, 10/15/2042	461,594
2,185,193	2.00%, 05/01/2036	2,001,633
872,986	2.00%, 06/01/2036	798,675
431,865	2.00%, 12/01/2040	372,999
2,638,083	2.00%, 05/01/2041	2,269,982
2,970,486	2.00%, 12/01/2041	2,542,878
10,669,803	2.00%, 02/15/2042(3)	1,026,794
780,492	2.00%, 07/25/2050	687,161
2,540,521	2.00%, 10/01/2050	2,034,940
2,155,442	2.00%, 02/01/2051	1,731,953
11,714,339	2.00%, 03/01/2051	9,345,189
6,308,884	2.00%, 04/01/2051	5,037,425
2,411,767	2.00%, 05/01/2051	1,945,580
1,008,862	2.00%, 08/01/2051	807,496
1,015,222	2.00%, 11/01/2051	815,479
3,981,491	2.00%, 04/01/2052	3,203,911
5,890,904	2.00%, 06/15/2052(3)	759,525
144,882	2.50%, 03/15/2028(3)	3,372
111,010	2.50%, 05/15/2028(3)	2,837
8,866,229	2.50%, 02/15/2042(3)	1,083,425
1,316,262	2.50%, 05/01/2050	1,112,425
1,566,751	2.50%, 06/01/2050	1,324,303
4,542,425	2.50%, 06/25/2050(3)	649,186
9,682,412	2.50%, 07/01/2050	8,172,601
2,686,265	2.50%, 09/01/2050	2,270,425
496,514	2.50%, 10/01/2050	422,052
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.8% - (continued)
$ 2,945,098	2.50%, 11/01/2050	$2,476,406
4,883,567	2.50%, 01/25/2051(3)	763,368
897,387	2.50%, 02/01/2051	761,369
2,275,930	2.50%, 03/01/2051	1,902,321
1,078,104	2.50%, 05/01/2051	906,673
1,374,317	2.50%, 07/01/2051	1,153,323
894,743	2.50%, 08/01/2051	749,087
1,637,617	2.50%, 10/01/2051	1,375,433
9,471,352	2.50%, 03/15/2052(3)	1,530,184
2,710,606	2.50%, 03/25/2052	2,421,086
5,633,007	2.50%, 04/01/2052	4,709,376
6,292,544	2.50%, 08/25/2052(3)	1,012,906
1,232,535	2.75%, 12/15/2041	1,169,493
165,581	3.00%, 03/15/2028(3)	4,671
182,966	3.00%, 08/01/2029	179,845
32,091	3.00%, 05/15/2032(3)	161
2,356,578	3.00%, 10/01/2032	2,294,289
207,527	3.00%, 03/15/2033(3)	15,105
973,441	3.00%, 04/01/2033	948,945
1,234,536	3.00%, 11/01/2036	1,165,311
1,196,791	3.00%, 01/01/2037	1,129,081
302,000	3.00%, 04/15/2042	276,123
3,031,400	3.00%, 11/01/2046	2,698,270
6,377,883	3.00%, 12/01/2046	5,672,603
5,538,876	3.00%, 12/25/2049(3)	954,728
1,046,200	3.00%, 07/01/2050	918,724
451,841	3.00%, 08/01/2051	395,951
3,119,069	3.00%, 10/01/2051	2,734,739
1,185,377	3.00%, 01/01/2052	1,042,289
1,540,906	3.00%, 05/01/2052	1,351,007
995,000	3.12%, 10/25/2031(4)	924,300
310,121	3.25%, 11/15/2041	290,469
26,743	3.50%, 09/15/2026(3)	435
11,454	3.50%, 03/15/2027(3)	73
3,049,379	3.50%, 01/15/2033(3)	258,941
527,685	3.50%, 08/01/2034	515,655
253,857	3.50%, 03/15/2041(3)	5,629
1,434,797	3.50%, 01/15/2043(3)	228,962
2,029,222	3.50%, 05/15/2043	1,887,704
3,778,613	3.50%, 08/15/2045	3,583,614
714,310	3.50%, 10/15/2045	662,098
163,888	3.50%, 06/01/2046	151,572
1,558,130	3.50%, 12/15/2046	1,443,377
1,042,796	3.50%, 10/01/2047	956,490
534,783	3.50%, 12/01/2047	490,174
1,551,676	3.50%, 01/01/2048	1,422,433
1,021,412	3.50%, 03/01/2048	941,715
82,243	3.50%, 04/01/2048	75,630
373,467	3.50%, 05/01/2048	341,949
802,535	3.50%, 12/01/2048	734,901
14,501	4.00%, 08/01/2025	14,465
5,061	4.00%, 08/15/2026(3)	34
21,127	4.00%, 07/15/2027(3)	419
66,741	4.00%, 03/15/2028(3)	715
28,028	4.00%, 06/15/2028(3)	442
237,122	4.00%, 07/15/2030(3)	12,813
1,271,348	4.00%, 05/25/2040(3)	194,176
1,792,303	4.00%, 09/15/2041	1,749,238
586,144	4.00%, 05/01/2042	566,811
162,218	4.00%, 08/01/2042	156,680
213,300	4.00%, 09/01/2042	206,063
66,165	4.00%, 07/01/2044	63,032
3,566,462	4.00%, 03/25/2045(3)	647,586
205,895	4.00%, 02/01/2046	195,865
209,282	4.00%, 04/01/2047	200,898
638,671	4.00%, 11/01/2047	605,608
The accompanying notes are an integral part of these financial statements.

136

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.8% - (continued)
$ 97,160	4.00%, 09/01/2048	$91,788
3,631,864	4.00%, 04/01/2049	3,418,280
772,490	4.00%, 05/01/2049	735,150
2,757,731	4.00%, 07/01/2049	2,622,767
138,810	4.50%, 02/01/2039	138,213
1,067,099	4.50%, 05/01/2042	1,059,650
287,032	4.50%, 07/01/2042	284,732
176,770	4.50%, 09/01/2044	171,198
2,870,880	4.50%, 03/01/2053	2,751,346
541,909	4.75%, 07/15/2039	547,395
315,959	5.00%, 09/15/2033(3)	42,814
61,418	5.00%, 04/01/2038	62,092
158,523	5.00%, 08/01/2039	160,148
56,881	5.00%, 09/01/2039	57,149
152,172	5.00%, 01/01/2040	152,815
50,443	5.00%, 08/01/2040	50,804
2,361	5.00%, 02/01/2041	2,385
70,534	5.00%, 07/01/2041	71,452
102,417	5.00%, 04/01/2044	103,561
2,858,904	5.00%, 03/15/2045(3)	593,686
49,445	5.00%, 03/01/2047	48,970
19,042	5.00%, 11/01/2047	19,048
483,980	5.00%, 02/15/2048(3)	97,134
2,129,621	5.00%, 08/01/2052	2,089,414
18,300,828	5.00%, 09/01/2052	17,978,332
928,208	5.00%, 10/01/2052	910,994
972,244	5.00%, 11/01/2052	953,316
1,010,636	5.00%, 01/01/2053	992,044
1,540,901	5.00%, 04/01/2053	1,519,424
25,603,073	5.00%, 11/01/2054	25,071,497
13,422	5.50%, 08/15/2033	13,910
268,138	5.50%, 04/15/2036(3)	48,641
2,555	5.50%, 11/01/2037	2,627
5,151,624	5.50%, 12/01/2037	5,238,791
13,257	5.50%, 04/01/2038	13,538
12,540	5.50%, 06/01/2038	12,789
652,944	5.50%, 08/01/2038	671,473
34,641	5.50%, 05/01/2040	35,379
138,884	5.50%, 08/01/2040	141,746
159,199	5.50%, 06/01/2041	162,252
1,022,051	5.50%, 10/15/2046(3)	191,534
483,835	5.50%, 12/15/2046(3)	65,280
3,536,791	5.50%, 02/01/2053	3,546,053
1,001,889	5.50%, 08/01/2053	1,001,053
33,124	5.50%, 09/01/2053	33,095
900,834	5.50%, 10/01/2053	900,064
46,753	5.50%, 11/01/2053	46,707
15,031,522	5.50%, 12/01/2053	15,010,922
1,170,072	5.50%, 02/01/2054	1,168,016
257,284	5.50%, 03/01/2054	256,832
24,389,504	5.50%, 04/01/2054	24,346,647
25,618,280	5.50%, 05/01/2054	25,573,264
25,526,129	5.50%, 07/01/2054	25,481,276
16,709,128	5.50%, 08/01/2054	16,679,767
19,675,498	5.50%, 09/01/2054	19,640,926
37,567,860	5.50%, 12/01/2054	37,501,849
1,387	6.00%, 11/01/2032	1,409
35,582	6.00%, 11/01/2033	37,041
26,304	6.00%, 02/01/2034	27,368
42,287	6.00%, 07/01/2034	44,117
11,373	6.00%, 08/01/2034	11,875
18,502	6.00%, 09/01/2034	19,266
11,018	6.00%, 01/01/2035	11,395
10,343	6.00%, 03/01/2035	10,754
16,331	6.00%, 05/01/2038	16,825
80,649	6.00%, 06/01/2038	84,298
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal Home Loan Mortgage Corp. - 10.8% - (continued)
$ 176,762	6.00%, 05/15/2039	$187,029
2,179,535	6.00%, 11/01/2052	2,219,593
1,999,021	6.00%, 12/01/2052	2,041,115
959,547	6.00%, 03/01/2053	984,354
25,188,946	6.00%, 06/01/2054	25,584,677
8,140,465	6.00%, 08/01/2054	8,277,129
878,310	6.20%, 11/25/2043, 30 day USD SOFR Average + 1.85%(1)(2)	885,709
128,660	6.50%, 07/15/2036	133,982
2,422,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	2,485,878
10,155,000	7.70%, 09/25/2041, 30 day USD SOFR Average + 3.35%(1)(2)	10,329,564
3,377,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	3,499,416
6,760,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	7,009,275
11,830,000	7.75%, 10/25/2041, 30 day USD SOFR Average + 3.40%(1)(2)	12,122,466
6,410,000	7.85%, 05/25/2043, 30 day USD SOFR Average + 3.50%(1)(2)	6,724,926
1,040,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,084,805
6,474,000	8.00%, 11/25/2041, 30 day USD SOFR Average + 3.65%(1)(2)	6,652,035
2,890,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,025,309
2,810,000	8.10%, 02/25/2042, 30 day USD SOFR Average + 3.75%(1)(2)	2,914,177
2,585,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	2,720,354
4,090,000	8.85%, 06/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	4,326,148
4,865,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	5,154,994
		473,210,431
	Federal National Mortgage Association - 12.0%
25,722	0.00%, 03/25/2036(13)(14)	22,751
461,437	0.00%, 06/25/2041(13)(14)	352,687
100,000	0.00%, 09/25/2041(13)(14)	78,785
7,785,478	0.38%, 01/25/2030(3)(4)	67,126
1,767,169	1.50%, 09/01/2051	1,333,062
2,688,947	1.50%, 10/01/2051	2,027,818
1,792,857	1.50%, 11/01/2051	1,351,296
2,445,371	1.50%, 04/01/2052	1,843,116
9,459,794	1.58%, 05/25/2029(3)(4)	378,235
830,348	1.75%, 12/25/2042	748,259
1,120,096	2.00%, 05/01/2036	1,024,761
3,358,808	2.00%, 06/01/2036	3,074,288
2,490,469	2.00%, 08/01/2036	2,279,613
1,598,476	2.00%, 09/01/2036	1,467,261
1,073,003	2.00%, 12/01/2036	984,907
555,987	2.00%, 09/25/2039	490,256
1,780,432	2.00%, 09/01/2040	1,572,366
5,748,394	2.00%, 12/01/2040	4,974,502
1,672,451	2.00%, 04/01/2041	1,439,793
546,724	2.00%, 05/01/2041	470,672
3,628,279	2.00%, 10/01/2041	3,112,320
1,418,096	2.00%, 02/01/2042	1,222,583
8,957,824	2.00%, 02/25/2042(3)	859,335
2,677,118	2.00%, 09/01/2050	2,152,355
11,977,960	2.00%, 10/25/2050(3)	1,505,076
5,981,265	2.00%, 12/01/2050	4,793,850
1,262,901	2.00%, 01/01/2051	1,018,471
14,442,087	2.00%, 02/01/2051	11,557,102
The accompanying notes are an integral part of these financial statements.

137

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 23,046,721	2.00%, 03/01/2051	$18,380,756
14,683,898	2.00%, 04/01/2051	11,675,963
7,348,605	2.00%, 05/01/2051	5,844,851
772,887	2.00%, 07/01/2051	617,752
2,057,849	2.00%, 08/01/2051	1,675,818
81,157	2.00%, 12/01/2051	65,190
5,816,756	2.00%, 03/25/2052(3)	775,078
652,230	2.03%, 04/25/2055(3)(4)	29,752
537,052	2.19%, 08/25/2044(3)(4)	36,480
554,544	2.23%, 05/25/2046(3)(4)	27,576
1,350,388	2.25%, 04/01/2033	1,166,779
472,872	2.38%, 06/25/2055(3)(4)	23,520
71,343	2.50%, 06/25/2028(3)	1,772
3,613,699	2.50%, 06/01/2040	3,258,356
137,492	2.50%, 01/01/2043	121,010
859,865	2.50%, 02/01/2043	756,794
790,021	2.50%, 03/01/2043	696,481
420,000	2.50%, 03/25/2043	336,064
372,629	2.50%, 04/01/2043	327,615
188,244	2.50%, 06/01/2043	164,739
242,283	2.50%, 08/01/2043	211,010
1,502,832	2.50%, 04/01/2050	1,266,074
1,612,684	2.50%, 06/01/2050	1,359,134
2,039,651	2.50%, 07/01/2050	1,721,068
2,666,472	2.50%, 09/01/2050	2,239,014
4,153,465	2.50%, 10/01/2050	3,510,958
2,203,358	2.50%, 11/01/2050	1,842,064
1,105,394	2.50%, 12/01/2050	929,476
1,616,804	2.50%, 01/01/2051	1,363,469
997,613	2.50%, 02/01/2051	838,987
9,758,395	2.50%, 02/25/2051(3)	1,553,078
888,360	2.50%, 03/01/2051	746,947
30,653,497	2.50%, 05/01/2051	25,791,902
3,763,929	2.50%, 06/01/2051	3,148,334
2,191,084	2.50%, 07/01/2051	1,842,687
1,361,381	2.50%, 09/01/2051	1,140,114
11,584,601	2.50%, 10/01/2051	9,701,672
19,418,298	2.50%, 11/01/2051	16,398,406
2,106,442	2.50%, 12/01/2051	1,777,747
2,290,813	2.50%, 01/01/2052	1,927,115
3,639,303	2.50%, 03/01/2052	3,039,688
2,147,582	2.50%, 04/01/2052	1,796,955
4,892,657	2.50%, 06/25/2052(3)	775,699
5,092,730	2.50%, 09/25/2052(3)	805,614
3,142,521	2.50%, 01/01/2057	2,614,194
32,473	2.55%, 07/25/2044	31,641
59,791	3.00%, 09/25/2027(3)	1,192
44,367	3.00%, 12/25/2027(3)	1,109
223,381	3.00%, 01/25/2028(3)	4,095
155,108	3.00%, 01/01/2030	152,191
1,290,027	3.00%, 04/25/2033(3)	79,616
511,627	3.00%, 08/01/2033	498,434
232,207	3.00%, 06/01/2035	219,712
216,920	3.00%, 07/01/2035	206,107
1,414,741	3.00%, 03/01/2037	1,349,026
45,574	3.00%, 10/01/2037	42,783
2,555,921	3.00%, 06/01/2043	2,320,765
2,917,283	3.00%, 01/25/2045	2,660,956
1,419,517	3.00%, 09/01/2048	1,261,020
927,922	3.00%, 08/25/2049	844,105
254,972	3.00%, 12/01/2049	224,251
1,120,483	3.00%, 02/01/2050	989,552
4,080,113	3.00%, 08/01/2050	3,571,615
1,721,935	3.00%, 10/01/2050	1,503,318
2,385,137	3.00%, 12/01/2050	2,082,691
763,075	3.00%, 04/01/2051	666,470
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 1,936,461	3.00%, 05/01/2051	$1,716,261
420,230	3.00%, 06/01/2051	368,251
540,794	3.00%, 07/01/2051	474,332
3,513,833	3.00%, 08/01/2051	3,080,449
3,636,549	3.00%, 09/01/2051	3,200,541
6,133,999	3.00%, 10/01/2051	5,370,397
6,663,057	3.00%, 11/01/2051	5,828,442
3,002,208	3.00%, 12/01/2051	2,628,600
1,442,396	3.00%, 01/01/2052	1,259,281
4,765,251	3.00%, 01/25/2052(3)	701,236
1,632,518	3.00%, 04/01/2052	1,428,830
2,124,161	3.00%, 05/01/2052	1,859,019
600,000	3.00%, 09/25/2057	458,190
303,756	3.38%, 12/01/2029	295,463
135,320	3.50%, 05/25/2027(3)	2,500
120,869	3.50%, 10/25/2027(3)	2,986
175,528	3.50%, 05/25/2030(3)	9,544
60,489	3.50%, 08/25/2030(3)	2,603
32,672	3.50%, 02/25/2031(3)	385
1,762,250	3.50%, 08/25/2033(3)	150,886
245,735	3.50%, 09/25/2035(3)	22,466
1,609,306	3.50%, 11/25/2039(3)	141,052
3,181,293	3.50%, 08/01/2043	2,959,154
87,838	3.50%, 09/01/2043	81,879
552,199	3.50%, 10/01/2044	513,936
489,330	3.50%, 02/01/2045	453,248
656,717	3.50%, 01/01/2046	606,916
112,134	3.50%, 02/01/2046	103,436
478,130	3.50%, 03/01/2046	442,558
858,911	3.50%, 09/01/2046	788,344
394,316	3.50%, 10/01/2046	363,160
329,944	3.50%, 10/25/2046(3)	64,562
445,211	3.50%, 11/01/2046	410,771
2,584,027	3.50%, 12/01/2046	2,419,881
826,425	3.50%, 05/01/2047	762,799
1,735,966	3.50%, 09/01/2047	1,593,159
317,417	3.50%, 12/01/2047	292,733
912,149	3.50%, 01/01/2048	834,862
4,442,035	3.50%, 02/01/2048	4,108,985
500,000	3.50%, 05/25/2048	436,800
1,291,408	3.50%, 07/01/2048	1,191,178
288,588	3.50%, 11/01/2048	264,576
3,517,856	3.50%, 04/01/2052	3,209,955
4,412,217	3.50%, 09/01/2057	3,972,861
1,805,279	3.50%, 05/01/2058	1,625,513
2,332,098	3.50%, 12/25/2058	2,105,256
1,478	4.00%, 06/01/2025	1,473
77,015	4.00%, 05/25/2027(3)	1,035
439,091	4.00%, 04/01/2038	436,090
857,655	4.00%, 10/01/2040	828,339
325,412	4.00%, 11/01/2040	314,318
360,152	4.00%, 12/01/2040	347,952
114,032	4.00%, 02/01/2041	110,134
330,322	4.00%, 03/01/2041	319,031
959,938	4.00%, 06/01/2041	928,382
117,689	4.00%, 03/25/2042(3)	12,786
108,937	4.00%, 08/01/2042	105,031
319,830	4.00%, 09/01/2042	308,729
57,350	4.00%, 11/25/2042(3)	5,291
135,826	4.00%, 11/25/2043	132,895
42,039	4.00%, 06/01/2044	40,062
5,918	4.00%, 08/01/2044	5,639
44,790	4.00%, 10/01/2044	42,629
74,382	4.00%, 11/01/2044	70,901
49,307	4.00%, 03/01/2045	46,948
66,300	4.00%, 05/01/2045	63,046
The accompanying notes are an integral part of these financial statements.

138

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 402,686	4.00%, 07/01/2045	$383,424
443,371	4.00%, 03/01/2046	424,142
265,622	4.00%, 05/01/2046	252,475
374,632	4.00%, 06/01/2046	355,327
407,252	4.00%, 04/01/2047	385,325
809,666	4.00%, 10/01/2047	766,239
840,438	4.00%, 11/01/2047	793,709
4,185,399	4.00%, 06/01/2048	3,948,326
535,481	4.00%, 09/01/2048	504,566
5,128,517	4.00%, 10/01/2048	4,846,837
2,246,400	4.00%, 01/01/2049	2,125,810
4,598,423	4.00%, 04/01/2049	4,301,503
792,945	4.00%, 05/01/2049	751,488
191,610	4.00%, 08/01/2049	183,301
3,240,939	4.00%, 04/01/2050	3,053,330
3,498,951	4.00%, 06/25/2050(3)	705,511
3,734,722	4.00%, 11/25/2050(3)	756,700
2,026,176	4.00%, 08/01/2051	1,920,759
2,146,604	4.00%, 06/01/2052	2,012,945
4,474,128	4.39%, 04/01/2029	4,520,111
1,205	4.50%, 07/25/2027(3)	6
208,051	4.50%, 09/01/2035	206,089
1,630,969	4.50%, 12/01/2037	1,626,049
48,951	4.50%, 08/01/2040	48,564
608,400	4.50%, 10/01/2040	603,592
28,257	4.50%, 08/01/2041	27,990
7,163	4.50%, 09/01/2041	7,070
310,647	4.50%, 10/01/2041	307,936
1,218,171	4.50%, 08/25/2043(3)	258,605
254,077	4.50%, 09/01/2043	252,095
641,461	4.50%, 04/01/2049	623,359
1,963,242	4.50%, 01/01/2051	1,880,758
3,786,526	4.50%, 03/01/2053	3,623,704
760,000	4.75%, 04/01/2028	773,624
45,831	5.00%, 04/25/2038	46,377
1,029,627	5.00%, 12/25/2043(3)	193,245
18,741,247	5.00%, 09/01/2052	18,410,132
5,164,601	5.00%, 10/01/2052	5,077,400
879,861	5.00%, 11/01/2052	863,750
9,674,874	5.00%, 01/01/2053	9,503,891
3,515,000	5.07%, 12/01/2028	3,628,089
39,753	5.50%, 06/01/2033	40,796
181,972	5.50%, 07/01/2033	184,787
12,164	5.50%, 08/01/2033	12,466
615,190	5.50%, 11/01/2035	632,976
4,963,946	5.50%, 11/25/2035	5,009,812
143,611	5.50%, 04/01/2036	147,943
136,949	5.50%, 04/25/2037	143,468
1,700,205	5.50%, 04/01/2038	1,728,975
1,006,983	5.50%, 11/25/2040(3)	121,593
329,780	5.50%, 06/25/2042(3)	67,061
524,022	5.50%, 09/25/2044(3)	93,154
2,258,669	5.50%, 12/25/2051	2,279,767
4,569,555	5.50%, 03/25/2052	4,598,865
4,276,006	5.50%, 04/25/2052	4,305,356
2,102,689	5.50%, 10/01/2052	2,110,688
3,624,040	5.50%, 11/01/2052	3,630,485
6,996,533	5.50%, 12/01/2052	7,006,368
3,690,940	5.50%, 06/01/2053	3,696,132
898,328	5.50%, 07/01/2053	898,686
88,792	5.50%, 08/01/2053	88,667
377,181	5.50%, 09/01/2053	376,724
735,949	5.50%, 10/01/2053	734,979
55,073,740	5.50%, 11/01/2053	55,019,637
53,312	5.50%, 12/01/2053	53,218
2,888,735	5.50%, 02/01/2054	2,883,658
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Federal National Mortgage Association - 12.0% - (continued)
$ 198,540	5.50%, 03/01/2054	$198,191
55,710,622	5.50%, 08/01/2054	55,612,738
11,038	5.53%, 05/25/2042(3)(4)	769
43,567	6.00%, 12/01/2032	45,612
52,639	6.00%, 03/01/2033	55,000
135,849	6.00%, 02/01/2037	142,168
118,212	6.00%, 12/01/2037	123,721
64,566	6.00%, 03/01/2038	67,565
31,476	6.00%, 10/01/2038	32,944
578,735	6.00%, 01/25/2042(3)	35,572
1,355,653	6.00%, 04/01/2044	1,385,544
2,042,387	6.00%, 05/01/2053	2,097,000
9,244,469	6.00%, 02/01/2054	9,387,211
4,040,722	6.00%, 05/01/2054	4,101,457
3,763,818	6.00%, 06/01/2054	3,819,281
2,854,561	6.00%, 09/01/2054	2,904,587
998	7.50%, 12/01/2029	1,000
2,862	7.50%, 03/01/2030	2,963
7,161	7.50%, 09/01/2031	7,173
		524,806,904
	Government National Mortgage Association - 8.4%
517,273	1.25%, 05/20/2051	405,293
3,893,329	2.00%, 10/20/2050	3,176,934
4,587,567	2.00%, 11/20/2050	3,743,419
4,698,822	2.00%, 12/20/2050	3,834,188
146,017	2.00%, 01/20/2051	119,148
2,057,743	2.00%, 08/20/2051	1,754,191
14,095,798	2.00%, 02/20/2052	11,501,477
26,324,524	2.00%, 03/20/2052	21,479,435
5,439,152	2.00%, 04/20/2052	4,438,112
1,621,349	2.00%, 05/20/2052	1,322,948
846,027	2.00%, 06/20/2052	690,400
548,176	2.14%, 04/20/2040	453,427
308,287	2.50%, 12/16/2039	292,481
709,139	2.50%, 07/20/2041	639,474
3,990,658	2.50%, 10/20/2049	3,553,781
3,013,390	2.50%, 11/20/2049	2,583,934
2,382,683	2.50%, 03/20/2051	2,031,603
2,865,972	2.50%, 09/20/2051	2,442,898
9,607,536	2.50%, 10/20/2051	8,189,264
34,095,000	2.50%, 05/20/2055(15)	29,052,631
77,174	3.00%, 09/20/2028(3)	1,444
2,109,313	3.00%, 05/20/2035(3)	104,918
321,033	3.00%, 09/16/2042	268,871
451,963	3.00%, 09/20/2042	393,656
57,705	3.00%, 11/15/2042	52,376
248,054	3.00%, 02/16/2043(3)	33,467
62,319	3.00%, 06/15/2043	56,507
3,455,519	3.00%, 01/16/2044	3,175,825
33,573	3.00%, 10/15/2044	29,974
42,310	3.00%, 02/15/2045	37,773
26,339	3.00%, 03/15/2045	23,515
108,179	3.00%, 04/15/2045	96,583
250,473	3.00%, 04/20/2045	228,356
27,660	3.00%, 06/15/2045	24,525
614,389	3.00%, 07/15/2045	548,506
12,512	3.00%, 08/15/2045	11,170
31,810	3.00%, 11/20/2045	28,607
169,000	3.00%, 02/20/2046	142,216
5,629,273	3.00%, 07/20/2050(3)	762,345
11,142,089	3.00%, 04/20/2051	9,876,520
3,298,531	3.00%, 08/20/2051	2,921,658
4,145,054	3.00%, 09/20/2051	3,673,106
2,839,142	3.00%, 10/20/2051	2,514,814
9,660,461	3.00%, 12/20/2051	8,555,583
2,106,346	3.00%, 02/20/2052	1,943,569
The accompanying notes are an integral part of these financial statements.

139

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Government National Mortgage Association - 8.4% - (continued)
$ 2,360,229	3.00%, 12/20/2052	$2,090,754
7,776,000	3.00%, 05/20/2055(15)	6,883,332
16,032	3.50%, 02/16/2027(3)	83
72,449	3.50%, 03/20/2027(3)	628
61,698	3.50%, 07/20/2040(3)	813
18,596	3.50%, 02/20/2041(3)	49
306,604	3.50%, 04/20/2042(3)	10,240
158,494	3.50%, 05/15/2042	148,081
1,340,990	3.50%, 10/20/2042(3)	169,970
447,365	3.50%, 12/15/2042	416,992
361,374	3.50%, 03/15/2043	336,616
489,372	3.50%, 04/15/2043	455,862
875,357	3.50%, 05/15/2043	815,537
405,286	3.50%, 07/20/2043(3)	60,186
1,628,784	3.50%, 03/20/2044	1,510,621
1,689,006	3.50%, 06/20/2046	1,552,848
1,711,639	3.50%, 02/20/2047	1,573,025
237,791	3.50%, 07/20/2047	218,410
1,873,659	3.50%, 08/20/2047	1,720,749
66,179	3.50%, 09/20/2047	60,553
81,832	3.50%, 10/20/2047	75,137
389,424	3.50%, 11/20/2047	357,521
349,486	3.50%, 03/20/2048	320,009
2,419,690	3.50%, 06/20/2049	2,206,533
1,349,980	3.50%, 07/20/2049	1,236,850
5,908,162	3.50%, 11/20/2049	5,380,589
634,181	3.50%, 12/20/2049	578,521
384,239	3.50%, 01/20/2050	351,924
400,111	3.50%, 06/20/2050	365,553
5,901,745	3.50%, 02/20/2051	5,376,255
2,395,871	3.50%, 03/20/2052(15)	2,219,649
1,031,053	3.88%, 08/15/2042	978,918
22,971	4.00%, 04/16/2026(3)	119
8,120	4.00%, 12/16/2026(3)	1
134,605	4.00%, 05/20/2029(3)	789
587,989	4.00%, 09/20/2040	562,905
106,921	4.00%, 10/20/2040	101,276
263,497	4.00%, 12/20/2040	250,961
77,917	4.00%, 05/16/2042(3)	6,881
1,841,640	4.00%, 09/16/2042(3)	438,973
90,530	4.00%, 01/20/2044(3)	17,389
1,404,763	4.00%, 02/20/2045	1,336,114
1,072,643	4.00%, 08/20/2045	1,016,246
751,913	4.00%, 03/20/2047(3)	131,402
327,818	4.00%, 11/20/2047	306,081
897,457	4.00%, 03/20/2048	840,166
3,778,394	4.00%, 07/20/2048	3,554,739
5,982,369	4.00%, 08/20/2052	5,591,912
4,345,000	4.00%, 05/20/2055(15)	4,043,652
10,877	4.50%, 07/15/2033	10,927
22,719	4.50%, 05/15/2040	22,239
135,285	4.50%, 06/15/2041	132,703
15,828	4.50%, 09/20/2041	15,706
8,160	4.50%, 05/20/2044	7,996
429,416	4.50%, 06/20/2044	420,944
364,592	4.50%, 10/20/2044	356,536
611,280	4.50%, 05/20/2045(3)	134,634
1,976,675	4.50%, 08/20/2045(3)	388,962
293,479	4.50%, 01/20/2046	286,323
1,169,383	4.50%, 12/16/2046(3)	167,443
998,582	4.50%, 01/20/2047(3)	115,623
1,340,784	4.50%, 05/20/2048(3)	196,807
995,895	4.50%, 08/20/2049	961,142
1,636,619	4.50%, 09/20/2049	1,580,997
1,512,176	4.50%, 08/20/2052	1,456,394
1,360,231	4.50%, 09/20/2052	1,310,053
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Government National Mortgage Association - 8.4% - (continued)
$ 6,234,178	4.50%, 10/20/2052	$6,004,208
47,245,000	4.50%, 05/20/2055(15)	45,218,583
43,416	5.00%, 05/20/2034	43,679
17,910	5.00%, 07/15/2039	18,124
918,141	5.00%, 02/16/2040(3)	198,820
1,533,426	5.00%, 05/20/2040(3)	1,420,312
1,093,448	5.00%, 06/20/2040	1,105,493
428,569	5.00%, 07/20/2040	433,290
249,765	5.00%, 06/15/2041	255,775
285,130	5.00%, 10/16/2041(3)	49,212
357,274	5.00%, 03/15/2044	365,966
525,899	5.00%, 06/20/2046(3)	62,289
196,136	5.00%, 01/16/2047(3)	41,311
148,765	5.00%, 09/16/2047(3)	32,555
4,986,887	5.00%, 10/20/2047(3)	1,025,102
163,223	5.00%, 06/20/2048(3)	19,851
4,786,410	5.00%, 06/15/2052	4,702,032
149,643	5.00%, 07/15/2052	147,005
15,242,500	5.00%, 05/20/2054(15)	14,950,579
131,324	5.50%, 05/15/2033	134,497
10,030	5.50%, 06/15/2035	10,286
132,266	5.50%, 05/20/2038	135,559
518,764	5.50%, 03/20/2039(3)	47,699
565,636	5.50%, 02/16/2047(3)	81,220
301,036	5.50%, 02/20/2047(3)	46,024
58,765,000	5.50%, 05/20/2054(15)	58,733,550
417,902	5.92%, 07/20/2039(3)(4)	6,930
13,264	6.00%, 11/15/2032	13,601
52,029	6.00%, 02/15/2033	53,123
3,490	6.00%, 07/15/2033	3,488
11,713	6.00%, 10/15/2034	11,722
105,017	6.00%, 03/15/2036	108,724
1,233	6.00%, 05/15/2036	1,287
61,342	6.00%, 08/15/2039	62,878
4,893	6.00%, 09/15/2039	5,015
9,493	6.00%, 06/15/2040	9,682
674,364	6.00%, 09/20/2040(3)	104,280
609,855	6.00%, 02/20/2046(3)	64,333
16,625,000	6.00%, 05/20/2054(15)	16,813,980
14,155,270	6.00%, 10/20/2054	14,324,232
3,171	6.50%, 09/15/2028	3,216
205	6.50%, 10/15/2028	207
2,019	6.50%, 12/15/2028	2,040
8,052	6.50%, 05/15/2029	8,253
2,464	6.50%, 08/15/2031	2,515
36	6.50%, 09/15/2031	36
1,215	6.50%, 10/15/2031	1,220
50,067	6.50%, 11/15/2031	51,647
13,632	6.50%, 01/15/2032	14,101
2,588	6.50%, 03/15/2032	2,701
2,095	6.50%, 04/15/2032	2,127
		367,403,124
	Tennessee Valley Authority Power - 0.0%
700,000	4.25%, 09/15/2065	562,698
	Uniform Mortgage-Backed Security - 5.2%
625,000	1.50%, 05/01/2055(15)	470,600
70,707,000	2.00%, 05/01/2055(15)	56,067,770
56,136,000	2.50%, 05/01/2054(15)	46,658,602
13,855,000	3.00%, 02/01/2052(15)	12,022,014
41,325,000	3.50%, 03/01/2052(15)	37,291,170
3,023,000	4.50%, 05/01/2055(15)	2,890,745
48,658,000	5.50%, 05/01/2054(15)	48,552,958
The accompanying notes are an integral part of these financial statements.

140

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 36.4% - (continued)
	Mortgage-Backed Agencies - 36.4% - (continued)
	Uniform Mortgage-Backed Security - 5.2% - (continued)
$ 13,635,000	6.00%, 05/01/2054(15)	$13,831,496
8,445,000	7.00%, 05/01/2054(15)	8,827,251
		226,612,606
	Total U.S. Government Agencies (cost $1,635,990,636)	$1,592,595,763
U.S. GOVERNMENT SECURITIES - 31.9%
	U.S. Treasury Securities - 31.9%
	U.S. Treasury Bonds - 10.7%
100,845,000	1.25%, 05/15/2050	$49,055,577
23,005,000	1.38%, 08/15/2050	11,472,845
5,160,000	2.50%, 02/15/2045	3,668,236
18,100,000	2.50%, 02/15/2046	12,671,414
23,034,000	2.88%, 11/15/2046	17,134,237
6,035,000	3.00%, 05/15/2045	4,668,638
12,500,000	3.00%, 02/15/2047	9,478,516
14,136,000	3.00%, 05/15/2047	10,701,946
17,840,000	3.00%, 02/15/2048	13,391,150
58,725,000	3.00%, 08/15/2052(16)(17)	42,933,480
11,885,000	3.13%, 02/15/2043	9,641,242
55,100,000	3.13%, 08/15/2044(18)	43,871,223
43,015,000	3.13%, 05/15/2048	32,978,727
16,225,000	3.38%, 08/15/2042	13,750,054
63,465,000	3.38%, 05/15/2044	52,735,448
14,635,000	3.63%, 08/15/2043	12,711,869
31,690,000	3.63%, 05/15/2053	26,227,189
19,765,000	4.00%, 11/15/2042	18,223,948
8,240,000	4.13%, 08/15/2044	7,637,450
10,820,000	4.13%, 08/15/2053	9,806,470
62,680,000	4.25%, 08/15/2054	58,106,319
5,790,000	4.50%, 11/15/2054	5,604,539
		466,470,517
	U.S. Treasury Inflation-Indexed Bonds - 2.3%
37,872,878	0.25%, 02/15/2050(17)(19)	22,114,456
8,402,221	0.63%, 02/15/2043(19)	6,283,784
43,253,863	0.75%, 02/15/2042(19)	33,781,365
19,333,281	0.75%, 02/15/2045(19)	14,205,105
7,964,252	1.00%, 02/15/2046(19)	6,065,171
22,183,025	1.38%, 02/15/2044(19)	18,752,869
		101,202,750
	U.S. Treasury Inflation-Indexed Notes - 1.5%
5,015,994	1.38%, 07/15/2033(19)	4,860,335
61,795,375	1.75%, 01/15/2034(19)	61,192,740
		66,053,075
	U.S. Treasury Notes - 17.4%
100,000,000	0.38%, 09/30/2027	92,617,188
66,985,000	0.63%, 11/30/2027	62,125,971
114,770,000	0.63%, 05/15/2030	98,487,006
125,730,000	3.75%, 04/15/2028	126,309,537
86,485,000	3.88%, 08/15/2034	84,714,760
22,605,000	4.00%, 10/31/2029	22,884,031
63,560,000	4.00%, 02/15/2034	63,073,369
36,600,000	4.13%, 11/30/2031	37,056,071
72,045,000	4.25%, 03/15/2027	72,841,435
98,015,000	4.25%, 11/15/2034	98,765,427
		758,874,795
	Total U.S. Government Securities (cost $1,526,137,477)	$1,392,601,137
Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.0%
	Energy - 0.0%
13,623	PES Energy Liquidating Trust*(20)(21)		$—
	Total Common Stocks (cost $117,242)		$—
	Total Long-Term Investments (cost $4,918,612,195)		$4,696,143,745
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 35,232,494	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $35,236,771; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $35,937,243		$35,232,494
	Total Short-Term Investments (cost $35,232,494)		$35,232,494
	Total Investments (cost $4,953,844,689)	108.3%	$4,731,376,239
	Other Assets and Liabilities	(8.3)%	(361,596,143)
	Net Assets	100.0%	$4,369,780,096
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$1,031,893,554, representing 23.6% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Securities disclosed are interest-only strips.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Market value is less than $1.
(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,167,807 at April 30, 2025.
The accompanying notes are an integral part of these financial statements.

141

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(8)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $44,666,879, representing 1.0% of net assets.

(9)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(10)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(11)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Securities disclosed are principal-only strips.
(14)	Security is a zero-coupon bond.
(15)	Represents or includes a TBA transaction.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $6,031,523.
(17)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2025, the market value of securities pledged was $1,072,937.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $16,123,272.
(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(20)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
12/2021	PES Energy Liquidating Trust	13,623	$117,242	$—

(21)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	769	06/16/2025	$56,633,256	$1,430,613
Canadian 10-Years Bond Future	517	06/19/2025	46,374,743	155,486
Euro-BUND Future	54	06/06/2025	8,061,500	46,666
U.S. Treasury 5-Year Note Future	2,208	06/30/2025	241,103,251	616,002
U.S. Treasury 10-Year Note Future	467	06/18/2025	52,406,156	137,744
U.S. Treasury Long Bond Future	44	06/18/2025	5,131,500	(116,941)
Total				$2,269,570
Short position contracts:
Euro BUXL 30-Year Bond Future	(151)	06/06/2025	$(21,228,599)	$(330,784)
French Government Bond Future	(201)	06/06/2025	(28,608,599)	(752,102)
U.S. Treasury 2-Year Note Future	(163)	06/30/2025	(33,928,196)	(320,341)
U.S. Treasury 10-Year Ultra Future	(401)	06/18/2025	(46,008,484)	(74,701)
U.S. Treasury Ultra Bond Future	(298)	06/18/2025	(36,067,313)	(657,986)
Total				$(2,135,914)
Total futures contracts				$133,656

TBA Sale Commitments Outstanding at April 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.00%	$12,575,000	05/20/2054	$(10,256,365)	$(118,014)
Government National Mortgage Association, 2.50%	10,230,000	05/20/2055	(8,717,068)	(115,875)
Government National Mortgage Association, 6.00%	26,595,000	05/20/2054	(26,897,310)	(127,955)
Uniform Mortgage-Backed Security, 3.50%	9,605,000	03/01/2052	(8,667,434)	(51,930)
Uniform Mortgage-Backed Security, 4.00%	42,053,000	06/01/2052	(39,180,263)	(255,353)
Uniform Mortgage-Backed Security, 4.50%	5,175,000	05/01/2055	(4,948,595)	(40,431)
Uniform Mortgage-Backed Security, 4.50%	2,145,000	06/01/2054	(2,050,487)	(3,017)
The accompanying notes are an integral part of these financial statements.

142

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2025 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 4.50%	$107,000	05/01/2039	$(106,201)	$(1,864)
Uniform Mortgage-Backed Security, 5.00%	38,055,000	05/01/2054	(37,248,851)	(177,108)
Uniform Mortgage-Backed Security, 6.50%	3,840,000	05/01/2054	(3,954,315)	(9,015)
Total TBA sale commitments (proceeds receivable $141,126,327)			$(142,026,889)	$(900,562)
At April 30, 2025, the aggregate market value of TBA Sale Commitments represents (3.3)% of total net assets.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.70% Fixed	12 Mo. USD SOFR	USD	24,075,000	05/31/2029	Annual	$—	$—	$(316,778)	$(316,778)
4.16% Fixed	12 Mo. USD SOFR	USD	78,275,000	03/19/2045	Annual	—	(150,688)	(2,948,930)	(2,798,242)
1.56% Fixed	12 Mo. USD SOFR	USD	12,720,000	12/15/2051	Annual	—	(70,274)	4,997,721	5,067,995
2.97% Fixed	12 Mo. USD SOFR	USD	16,045,000	03/15/2053	Annual	9,031	—	2,414,208	2,405,177
2.88% Fixed	12 Mo. USD SOFR	USD	7,545,000	03/15/2053	Annual	81,734	—	1,252,359	1,170,625
3.25% Fixed	12 Mo. USD SOFR	USD	7,880,000	06/21/2053	Annual	—	(80,490)	897,612	978,102
3.59% Fixed	12 Mo. USD SOFR	USD	12,140,000	09/20/2053	Annual	52,275	—	580,604	528,329
3.75% Fixed	12 Mo. USD SOFR	USD	7,350,000	12/18/2054	Annual	10,734	—	105,253	94,519
Total centrally cleared interest rate swaps contracts						$153,774	$(301,452)	$6,982,049	$7,129,727

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
2,005,000	EUR	2,196,769	USD	MSC	06/18/2025	$81,631
2,640,000	EUR	3,009,155	USD	BCLY	06/18/2025	(9,168)
9,619,195	USD	57,290,000	BRL	GSC	06/18/2025	(356,219)
52,313,511	USD	47,767,000	EUR	DEUT	06/18/2025	(1,966,939)
Total foreign currency contracts						$(2,250,695)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

143

The Hartford Total Return Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$712,325,466	$—	$712,325,466	$—
Corporate Bonds	873,473,446	—	873,473,446	—
Foreign Government Obligations	95,062,436	—	95,062,436	—
Municipal Bonds	30,083,762	—	30,083,762	—
Senior Floating Rate Interests	1,735	—	1,735	—
U.S. Government Agencies	1,592,595,763	—	1,592,595,763	—
U.S. Government Securities	1,392,601,137	—	1,392,601,137	—
Common Stocks	—	—	—	—
Short-Term Investments	35,232,494	—	35,232,494	—
Foreign Currency Contracts(2)	81,631	—	81,631	—
Futures Contracts(2)	2,386,511	2,386,511	—	—
Swaps - Interest Rate(2)	10,244,747	—	10,244,747	—
Total	$4,744,089,128	$2,386,511	$4,741,702,617	$—
Liabilities
Foreign Currency Contracts(2)	$(2,332,326)	$—	$(2,332,326)	$—
Futures Contracts(2)	(2,252,855)	(2,252,855)	—	—
Swaps - Interest Rate(2)	(3,115,020)	—	(3,115,020)	—
TBA Sale Commitments	(142,026,889)	—	(142,026,889)	—
Total	$(149,727,090)	$(2,252,855)	$(147,474,235)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

144

The Hartford World Bond Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8%
	Bermuda - 0.5%
$ 1,291,614	AREIT Trust 6.44%, 08/17/2041, 1 mo. USD Term SOFR + 2.11%(1)(2)	$1,294,896
	Bellemeade Re Ltd.
2,000,000	7.50%, 09/25/2031, 30 day USD SOFR Average + 3.15%(1)(2)	2,036,472
2,642,948	8.05%, 01/26/2032, 30 day USD SOFR Average + 3.70%(1)(2)	2,712,572
2,505,000	8.60%, 10/25/2033, 30 day USD SOFR Average + 4.25%(1)(2)	2,594,580
2,736,000	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	2,810,280
538,041	PFP Ltd. 6.69%, 09/16/2038, 1 mo. USD Term SOFR + 2.36%(1)(2)	539,465
2,780,000	Radnor RE Ltd. 11.10%, 09/25/2032, 30 day USD SOFR Average + 6.75%(1)(2)	2,899,644
1,460,000	TSTAT Ltd. 6.12%, 07/20/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,439,068
		16,326,977
	Cayman Islands - 1.8%
1,185,000	720 East CLO Ltd. 7.31%, 10/15/2036, 3 mo. USD Term SOFR + 3.05%(1)(2)	1,187,261
2,000,000	Apidos CLO XXX Ltd. 5.77%, 10/18/2031, 3 mo. USD Term SOFR + 1.50%(1)(2)	1,999,444
1,285,000	Ares XXXIV CLO Ltd. 6.14%, 04/17/2033, 3 mo. USD Term SOFR + 1.86%(1)(2)	1,283,504
480,000	BDS Ltd. 6.73%, 12/16/2036, 1 mo. USD Term SOFR + 2.41%(1)(2)	476,284
3,109,226	BSPRT Issuer Ltd. 6.58%, 09/15/2035, 1 mo. USD Term SOFR + 2.26%(1)(2)	3,113,062
2,310,000	Buckhorn Park CLO Ltd. 7.17%, 07/18/2034, 3 mo. USD Term SOFR + 2.90%(1)(2)	2,310,240
500,000	Carlyle C17 CLO Ltd. 7.34%, 04/30/2031, 3 mo. USD Term SOFR + 3.06%(1)(2)	498,834
890,000	Cent CLO 21 Ltd. 7.74%, 07/27/2030, 3 mo. USD Term SOFR + 3.46%(1)(2)	887,638
2,930,000	CIFC Funding Ltd. 6.43%, 04/20/2034, 3 mo. USD Term SOFR + 2.16%(1)(2)	2,920,738
1,000,000	Elmwood CLO 14 Ltd. 7.42%, 04/20/2035, 3 mo. USD Term SOFR + 3.15%(1)(2)	994,526
238,990	Falcon Aerospace Ltd. 3.60%, 09/15/2039(1)	230,683
1,660,000	Flatiron CLO 20 Ltd. 6.24%, 05/20/2036, 3 mo. USD Term SOFR + 1.92%(1)(2)	1,660,033
1,300,000	GoldenTree Loan Management U.S. CLO 7 Ltd. 6.02%, 04/20/2034, 3 mo. USD Term SOFR + 1.75%(1)(2)	1,286,156
4,250,000	Golub Capital Partners CLO 60B Ltd. 5.88%, 10/25/2034, 3 mo. USD Term SOFR + 1.60%(1)(2)	4,217,016
3,250,000	Golub Capital Partners Static Ltd. 6.57%, 04/20/2033, 3 mo. USD Term SOFR + 2.30%(1)(2)	3,239,070
770,000	Greystone CRE Notes Ltd. 6.44%, 07/15/2039, 1 mo. USD Term SOFR + 2.11%(1)(2)	756,871
1,500,000	Harriman Park CLO Ltd. 7.63%, 04/20/2034, 3 mo. USD Term SOFR + 3.36%(1)(2)	1,483,703
1,580,855	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	1,515,921
1,431,745	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	1,365,353
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	Cayman Islands - 1.8% - (continued)
$ 3,000,000	HPS Loan Management Ltd. 6.12%, 04/20/2034, 3 mo. USD Term SOFR + 1.85%(1)(2)	$2,947,992
500,000	Madison Park Funding XL Ltd. 8.17%, 05/28/2030, 3 mo. USD Term SOFR + 3.86%(1)(2)	497,891
430,000	Magnetite XV Ltd. 7.29%, 07/25/2031, 3 mo. USD Term SOFR + 3.01%(1)(2)	428,122
2,775,000	Magnetite XXV Ltd. 7.84%, 01/25/2032, 3 mo. USD Term SOFR + 3.56%(1)(2)	2,762,171
1,460,000	Morgan Stanley Eaton Vance CLO LLC 6.21%, 04/15/2035, 3 mo. USD Term SOFR + 1.95%(1)(2)	1,457,100
	OCP CLO Ltd.
750,000	7.23%, 10/17/2036, 3 mo. USD Term SOFR + 2.95%(1)(2)	742,856
915,000	10.11%, 07/16/2035, 3 mo. USD Term SOFR + 5.85%(1)(2)	906,541
1,500,000	OZLM XVIII Ltd. 6.37%, 04/15/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,500,027
	Palmer Square Loan Funding Ltd.
1,910,000	5.93%, 07/24/2031, 3 mo. USD Term SOFR + 1.65%(1)(2)	1,908,069
2,375,000	5.96%, 01/15/2033, 3 mo. USD Term SOFR + 1.70%(1)(2)	2,332,167
1,645,000	6.57%, 02/15/2033, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,637,030
1,935,000	6.81%, 10/15/2032, 3 mo. USD Term SOFR + 2.55%(1)(2)	1,896,265
2,495,000	7.36%, 10/15/2030, 3 mo. USD Term SOFR + 3.10%(1)(2)	2,491,075
2,000,000	Sixth Street CLO VIII Ltd. 6.07%, 10/20/2034, 3 mo. USD Term SOFR + 1.80%(1)(2)	1,960,284
1,620,000	Sixth Street CLO XXIII Ltd. 6.53%, 10/23/2036, 3 mo. USD Term SOFR + 2.25%(1)(2)	1,624,171
1,500,000	Sound Point CLO II Ltd. 6.39%, 01/26/2031, 3 mo. USD Term SOFR + 2.11%(1)(2)	1,495,389
835,000	Sound Point CLO V-R Ltd. 7.63%, 07/18/2031, 3 mo. USD Term SOFR + 3.36%(1)(2)	813,154
1,350,000	Sound Point CLO XXXIII Ltd. 6.18%, 04/25/2035, 3 mo. USD Term SOFR + 1.90%(1)(2)	1,343,180
1,000,000	Symphony CLO XXII Ltd. 6.37%, 04/18/2033, 3 mo. USD Term SOFR + 2.10%(1)(2)	984,336
1,000,000	TCI-Flatiron CLO Ltd. 10.53%, 01/17/2032, 3 mo. USD Term SOFR + 6.25%(1)(2)	998,436
347,017	Thunderbolt II Aircraft Lease Ltd. 4.15%, 09/15/2038(1)(3)	343,240
1,400,000	TRTX Issuer Ltd. 6.38%, 09/18/2042, 1 mo. USD Term SOFR + 2.05%(1)(2)	1,397,115
		63,892,948
	Ireland - 0.0%
EUR 435,000	Palmer Square European Loan Funding DAC 3.87%, 10/15/2034, 3 mo. EURIBOR + 1.55%(1)(2)	484,224
The accompanying notes are an integral part of these financial statements.

145

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	Jersey - 0.1%
$ 1,170,000	Bain Capital Credit CLO Ltd. 7.17%, 10/21/2036, 3 mo. USD Term SOFR + 2.90%(1)(2)	$1,169,876
1,040,000	Hartwick Park CLO Ltd. 5.97%, 01/20/2037, 3 mo. USD Term SOFR + 1.70%(1)(2)	1,029,900
1,515,000	OCP Aegis CLO Ltd. 6.11%, 01/16/2037, 3 mo. USD Term SOFR + 1.85%(1)(2)	1,479,043
		3,678,819
	United States - 5.4%
	AASET Trust
2,169,539	2.80%, 01/15/2047(1)	1,999,131
499,034	3.54%, 01/15/2047(1)	464,391
36,554	3.84%, 05/15/2039(1)	35,520
932,387	6.26%, 05/16/2049(1)	945,885
810,000	ACRE Commercial Mortgage Ltd. 6.33%, 12/18/2037, 1 mo. USD Term SOFR + 2.01%(1)(2)	802,239
1,400,000	Ajax Mortgage Loan Trust 2.35%, 09/25/2065(1)(4)	1,135,721
1,000,000	American Credit Acceptance Receivables Trust 3.64%, 03/13/2028(1)	994,937
2,384,000	AMSR Trust 2.01%, 11/17/2037(1)	2,339,640
	Angel Oak Mortgage Trust
695,517	1.98%, 10/25/2066(1)(4)	591,345
1,675,000	3.81%, 04/25/2065(1)(4)	1,569,807
1,717,000	Angel Oak Mortgage Trust I LLC 4.72%, 09/25/2048(1)(4)	1,698,353
895,000	Arbor Realty Commercial Real Estate Notes Ltd. 6.04%, 08/15/2034, 1 mo. USD Term SOFR + 1.71%(1)(2)	885,293
2,530,000	BAHA Trust 7.77%, 12/10/2041(1)(4)	2,592,833
545,000	Bank of America Merrill Lynch Commercial Mortgage Trust 3.00%, 07/15/2049(1)	476,260
1,000,000	Battalion CLO XXI Ltd. 6.62%, 07/15/2034, 3 mo. USD Term SOFR + 2.36%(1)(2)	996,313
5,033,050	BBCMS Mortgage Trust 1.71%, 04/15/2053(4)(5)	253,352
	Benchmark Mortgage Trust
2,565,150	1.18%, 03/15/2052(4)(5)	80,941
1,888,000	2.94%, 02/15/2053(4)	1,701,622
2,080,000	BFLD Commercial Mortgage Trust 6.16%, 11/15/2041, 1 mo. USD Term SOFR + 1.84%(1)(2)	2,069,600
655,000	BMO Mortgage Trust 5.98%, 11/15/2057(4)	636,788
	BPR Trust
1,150,000	5.85%, 12/15/2038, 1 mo. USD Term SOFR + 1.53%(1)(2)	1,127,059
460,000	5.85%, 11/05/2041(1)(4)	450,684
	BRAVO Residential Funding Trust
432,000	2.29%, 03/25/2060(1)(4)	389,192
1,090,000	2.32%, 02/25/2049(1)(4)	907,022
1,334,000	5.09%, 05/25/2060(1)(4)	1,324,194
1,498,834	Bridge Trust 3.40%, 11/17/2037(1)	1,483,106
	Business Jet Securities LLC
878,604	5.36%, 09/15/2039(1)	869,291
629,686	6.20%, 05/15/2039(1)	633,921
	BX Trust
1,075,000	6.08%, 10/15/2036, 1 mo. USD Term SOFR + 1.76%(1)(2)	1,064,922
2,495,000	6.86%, 04/15/2026, 1 mo. USD Term SOFR + 2.54%(1)(2)	2,481,742
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	United States - 5.4% - (continued)
$ 1,360,000	BXSC Commercial Mortgage Trust 6.71%, 03/15/2035, 1 mo. USD Term SOFR + 2.39%(1)(2)	$1,356,600
6,794,411	Cantor Commercial Real Estate Lending 1.27%, 05/15/2052(4)(5)	216,448
	Castlelake Aircraft Structured Trust
325,449	2.74%, 08/15/2041(1)	313,016
669,638	3.97%, 04/15/2039(1)	629,822
	COLT Mortgage Loan Trust
2,258,000	3.31%, 07/27/2054(1)(4)	1,787,706
2,244,919	7.18%, 09/25/2068(1)(3)	2,318,379
	Commercial Mortgage Trust
881,662	4.02%, 02/10/2047(4)	843,735
1,650,000	4.07%, 02/10/2047(4)	1,532,425
806,748	CSAIL Commercial Mortgage Trust 0.17%, 04/15/2050(4)(5)	1
	CSMC Trust
1,609,124	1.38%, 07/25/2066(1)(4)	1,355,837
1,404,964	1.84%, 10/25/2066(1)(4)	1,249,314
375,000	DT Auto Owner Trust 2.65%, 09/15/2028(1)	367,122
	Exeter Automobile Receivables Trust
1,195,000	5.70%, 07/16/2029	1,211,097
2,000,000	5.81%, 12/16/2030	2,019,860
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,669,581	5.30%, 01/25/2045, 30 day USD SOFR Average + 0.95%(1)(2)	1,657,581
1,171,462	5.35%, 05/25/2044, 30 day USD SOFR Average + 1.00%(1)(2)	1,167,251
1,397,981	5.80%, 03/25/2045, 30 day USD SOFR Average + 1.45%(1)(2)	1,400,602
1,060,000	6.00%, 05/25/2044, 30 day USD SOFR Average + 1.65%(1)(2)	1,054,700
835,000	6.55%, 05/25/2044, 30 day USD SOFR Average + 2.20%(1)(2)	834,482
765,000	7.35%, 04/25/2042, 30 day USD SOFR Average + 3.00%(1)(2)	782,213
1,415,000	7.45%, 06/25/2043, 30 day USD SOFR Average + 3.10%(1)(2)	1,469,612
2,700,000	7.47%, 01/25/2040, 30 day USD SOFR Average + 3.11%(1)(2)	2,730,375
2,356,739	7.72%, 01/25/2040, 30 day USD SOFR Average + 3.36%(1)(2)	2,400,500
2,635,737	7.87%, 10/25/2039, 30 day USD SOFR Average + 3.51%(1)(2)	2,683,858
2,950,000	7.90%, 10/25/2043, 30 day USD SOFR Average + 3.55%(1)(2)	3,049,491
1,000,000	8.07%, 01/25/2030, 30 day USD SOFR Average + 3.71%(2)	1,024,775
2,105,000	8.12%, 02/25/2040, 30 day USD SOFR Average + 3.76%(1)(2)	2,184,744
3,750,000	8.22%, 10/25/2030, 30 day USD SOFR Average + 3.86%(2)	3,967,803
1,543,907	8.22%, 09/25/2039, 30 day USD SOFR Average + 3.86%(1)(2)	1,575,264
1,260,000	8.25%, 04/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	1,328,519
2,310,000	8.25%, 07/25/2043, 30 day USD SOFR Average + 3.90%(1)(2)	2,412,265
2,790,000	8.62%, 02/25/2030, 30 day USD SOFR Average + 4.26%(2)	2,947,401
3,840,000	8.72%, 01/25/2031, 30 day USD SOFR Average + 4.36%(2)	4,107,508
1,715,000	8.85%, 01/25/2042, 30 day USD SOFR Average + 4.50%(1)(2)	1,781,456
The accompanying notes are an integral part of these financial statements.

146

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	United States - 5.4% - (continued)
$ 3,458,264	9.72%, 06/25/2039, 30 day USD SOFR Average + 5.36%(1)(2)	$3,576,053
1,616,446	11.24%, 01/25/2029(4)	1,756,372
1,278,599	14.72%, 01/25/2029, 30 day USD SOFR Average + 10.36%(2)	1,365,271
1,309,867	16.22%, 10/25/2028, 30 day USD SOFR Average + 11.86%(2)	1,416,774
568,861	FIGRE Trust 5.83%, 01/25/2055(1)(4)	576,070
600,000	First Investors Auto Owner Trust 3.14%, 11/15/2028(1)	580,700
	FirstKey Homes Trust
2,040,000	3.02%, 10/19/2037(1)	2,005,808
809,898	4.25%, 07/17/2039(1)	804,148
960,000	FRTKL Group, Inc. 3.17%, 09/17/2038(1)	914,305
2,605,000	FS Commercial Mortgage Trust 7.07%, 11/10/2039(1)	2,679,634
649,225	GCAT Trust 4.21%, 02/25/2067(1)(4)	641,849
1,441,667	Hertz Vehicle Financing LLC 4.61%, 09/25/2026(1)	1,436,604
1,665,859	Hilton Grand Vacations Trust 5.27%, 08/27/2040(1)	1,680,100
2,027,968	Home Partners of America Trust 4.73%, 04/17/2039(1)	1,990,019
1,400,000	HONO Mortgage Trust 6.29%, 10/15/2036, 1 mo. USD Term SOFR + 1.96%(1)(2)	1,370,951
450,000	Hudson Yards Mortgage Trust 6.15%, 01/13/2040(1)(4)	462,275
3,489,571	Imperial Fund Mortgage Trust 5.39%, 08/25/2067(1)(3)	3,471,874
	JP Morgan Chase Bank NA
401,407	5.65%, 03/25/2051, 30 day USD SOFR Average + 1.30%(1)(2)	389,673
1,468,263	8.79%, 10/25/2057, 1 mo. USD Term SOFR + 4.46%(1)(2)	1,488,581
6,108,712	JPMBB Commercial Mortgage Securities Trust 0.51%, 09/15/2047(4)(5)	56
	Legacy Mortgage Asset Trust
394,510	5.75%, 04/25/2061(1)(3)	392,497
260,649	5.89%, 10/25/2066(1)(3)	259,617
1,490,000	Magnetite XXXIX Ltd. 6.98%, 01/25/2037, 3 mo. USD Term SOFR + 2.70%(1)(2)	1,472,655
868,662	MFA Trust 5.75%, 11/25/2067(1)(3)	866,941
900,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.93%, 05/15/2046(1)(4)	807,745
7,076,601	Morgan Stanley Capital I Trust 1.45%, 06/15/2050(4)(5)	124,642
1,622,148	Multifamily Connecticut Avenue Securities Trust 7.10%, 07/25/2054, 30 day USD SOFR Average + 2.75%(1)(2)	1,659,904
1,084,800	Neighborly Issuer LLC 3.58%, 04/30/2051(1)	1,009,643
	OBX Trust
1,015,747	5.93%, 11/25/2063(1)(3)	1,019,165
767,130	6.44%, 01/25/2064(1)(3)	773,362
	PRET LLC
1,359,339	3.84%, 07/25/2051(1)(3)	1,329,657
1,217,031	5.49%, 10/25/2051(1)(4)	1,215,865
2,064,858	7.52%, 04/27/2054(1)(3)	2,071,684
	Progress Residential Trust
1,970,000	3.18%, 10/17/2038(1)	1,918,303
845,000	3.33%, 07/17/2041(1)	786,514
1,000,000	3.40%, 04/17/2041(1)(4)	919,691
1,230,000	3.75%, 02/17/2041(1)	1,163,373
1,355,000	4.65%, 03/17/2040(1)	1,352,374
910,000	5.50%, 10/27/2039(1)	898,516
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 7.8% - (continued)
	United States - 5.4% - (continued)
	PRPM LLC
$ 1,196,634	4.50%, 02/25/2055(1)(3)	$1,174,282
1,992,080	5.87%, 11/25/2029(1)(3)	1,985,179
1,567,876	6.41%, 08/25/2029(1)(3)	1,578,804
1,920,000	6.47%, 05/25/2030(1)(3)	1,925,564
855,539	7.03%, 03/25/2029(1)(3)	867,631
619,952	Ready Capital Mortgage Financing LLC 6.70%, 10/25/2039, 1 mo. USD Term SOFR + 2.37%(1)(2)	619,997
1,040,000	RFR Trust 6.01%, 03/11/2041(1)(4)	1,047,212
1,635,000	STAR Trust 6.84%, 04/17/2038, 1 mo. USD Term SOFR + 2.51%(1)(2)	1,613,526
2,511,411	Stonepeak ABS 2.68%, 02/28/2033(1)	2,399,371
2,462,625	Subway Funding LLC 6.03%, 07/30/2054(1)	2,490,661
3,221,129	Towd Point Mortgage Trust 6.13%, 02/25/2064(1)(4)	3,276,230
3,147,000	Triangle Re Ltd. 9.60%, 11/25/2033, 30 day USD SOFR Average + 5.25%(1)(2)	3,318,362
	Tricon Residential Trust
490,000	4.75%, 04/17/2039(1)	481,692
1,210,000	5.70%, 06/17/2040(1)	1,219,539
	Verus Securitization Trust
1,700,000	3.20%, 10/25/2063(1)(4)	1,520,678
919,695	6.15%, 07/25/2069(1)(3)	923,749
1,538,485	6.19%, 06/25/2069(1)(3)	1,552,050
1,112,142	6.22%, 06/25/2069(1)(3)	1,121,627
1,284,310	VINE Trust 4.50%, 03/17/2041(1)	1,257,781
1,069,000	Vista Point Securitization Trust 3.40%, 04/25/2065(1)(4)	1,008,839
197,028	VOLT C LLC 5.99%, 05/25/2051(1)(3)	197,873
807,737	VOLT XCIII LLC 8.83%, 02/27/2051(1)(3)	807,183
326,225	VOLT XCIV LLC 6.24%, 02/27/2051(1)(3)	325,730
336,348	VOLT XCV LLC 6.24%, 03/27/2051(1)(3)	336,751
119,404	VOLT XCVI LLC 6.12%, 03/27/2051(1)(3)	120,018
1,979,350	VOLT XCVII LLC 8.83%, 04/25/2051(1)(3)	1,977,573
1,128,252	Wave LLC 3.60%, 09/15/2044(1)	1,049,610
	Wells Fargo Commercial Mortgage Trust
2,000,000	3.07%, 08/15/2049(4)	1,455,493
1,455,000	3.15%, 09/15/2057(1)	1,372,304
	Wells Fargo NA
3,352,811	1.09%, 02/15/2052(4)(5)	92,087
9,767,187	1.15%, 04/15/2052(4)(5)	323,058
9,105,536	1.31%, 03/15/2063(4)(5)	398,864
2,970,000	2.84%, 01/15/2063	2,667,629
2,240,000	4.82%, 11/15/2061(4)	2,143,854
1,911,277	WFRBS Commercial Mortgage Trust 4.77%, 09/15/2046(1)(4)	1,816,477
1,382,928	Willis Engine Structured Trust IV 4.75%, 09/15/2043(1)(3)	1,370,543
914,752	Willis Engine Structured Trust VII 8.00%, 10/15/2048(1)	952,449
1,180,000	WSTN Trust 7.26%, 07/05/2037(1)(4)	1,214,234
		187,416,635
	Total Asset & Commercial Mortgage-Backed Securities (cost $272,969,631)	$271,799,603
CONVERTIBLE BONDS - 0.0%
	United States - 0.0%
225,000	Carnival Corp. 5.75%, 12/01/2027	$359,775
The accompanying notes are an integral part of these financial statements.

147

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.0% - (continued)
	United States - 0.0% - (continued)
$ 425,000	NCL Corp. Ltd. 1.13%, 02/15/2027	$401,510
350,000	Seagate HDD Cayman 3.50%, 06/01/2028	442,750
		1,204,035
	Total Convertible Bonds (cost $1,297,711)	$1,204,035
CORPORATE BONDS - 14.1%
	Australia - 0.1%
4,890,000	Rio Tinto Finance USA PLC 4.88%, 03/14/2030	$4,964,154
	Brazil - 0.1%
4,950,000	Raizen Fuels Finance SA 6.95%, 03/05/2054(1)	4,679,945
	Canada - 0.4%
875,000	1011778 BC ULC/New Red Finance, Inc. 4.38%, 01/15/2028(1)	847,084
1,148,000	Enerflex Ltd. 9.00%, 10/15/2027(1)	1,174,147
250,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	247,745
10,350,000	Open Text Corp. 3.88%, 02/15/2028(1)	9,892,995
		12,161,971
	Chile - 0.1%
3,890,000	Corp. Nacional del Cobre de Chile 6.78%, 01/13/2055(1)	3,963,333
	China - 0.2%
1,175,000	Far East Horizon Ltd. 4.25%, 10/26/2026(6)	1,147,617
6,030,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(6)	5,983,694
		7,131,311
	Colombia - 0.2%
8,112,000	Ecopetrol SA 8.38%, 01/19/2036	7,593,542
	France - 0.1%
350,000	Banijay Entertainment SAS 8.13%, 05/01/2029(1)	358,682
	Bertrand Franchise Finance SAS
EUR 510,000	5.99%, 07/18/2030, 3 mo. EURIBOR + 3.75%(1)(2)	575,659
145,000	6.50%, 07/18/2030(1)	170,588
1,350,000	Elior Group SA 3.75%, 07/15/2026(6)	1,523,613
		2,628,542
	Germany - 0.0%
$ 700,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(1)	689,288
	Hong Kong - 0.2%
6,720,000	Melco Resorts Finance Ltd. 4.88%, 06/06/2025(1)	6,697,411
	India - 0.9%
6,248,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(6)	5,403,654
	Adani Ports & Special Economic Zone Ltd.
5,202,000	4.00%, 07/30/2027(6)	4,879,319
13,725,000	4.38%, 07/03/2029(6)	12,459,349
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	India - 0.9% - (continued)
$ 6,875,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	$6,656,140
2,895,000	Muthoot Finance Ltd. 6.38%, 04/23/2029(6)	2,800,175
		32,198,637
	Ireland - 0.3%
9,725,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 6.45%, 04/15/2027	10,025,970
	Israel - 0.2%
4,120,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(6)	3,725,633
EUR 1,530,000	Teva Pharmaceutical Finance Netherlands II BV 3.75%, 05/09/2027	1,741,668
		5,467,301
	Italy - 0.1%
645,000	IMA Industria Macchine Automatiche SpA 6.03%, 04/15/2029, 3 mo. EURIBOR + 3.75%(1)(2)	729,347
1,845,000	TeamSystem SpA 5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	2,083,755
		2,813,102
	Malaysia - 0.1%
$ 5,160,000	Petronas Capital Ltd. 5.85%, 04/03/2055(1)	5,130,110
	Morocco - 0.1%
2,945,000	OCP SA 6.70%, 03/01/2036(1)	2,914,320
	Netherlands - 0.1%
	Trivium Packaging Finance BV
2,025,000	5.50%, 08/15/2026(1)	2,005,107
725,000	8.50%, 08/15/2027(1)	716,577
EUR 725,000	Ziggo Bond Co. BV 3.38%, 02/28/2030(6)	730,996
		3,452,680
	Peru - 0.1%
$ 2,875,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(1)(7)	2,964,844
	Singapore - 0.1%
4,066,000	GLP Pte. Ltd. 3.88%, 06/04/2025(6)	4,025,320
	Slovenia - 0.1%
	United Group BV
EUR 560,000	6.50%, 10/31/2031(1)	647,084
1,070,000	6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(1)(2)	1,206,089
		1,853,173
	South Korea - 0.6%
	LG Energy Solution Ltd.
$ 6,019,000	5.38%, 04/02/2030(1)	5,983,872
7,504,000	5.88%, 04/02/2035(1)	7,329,498
6,930,000	POSCO Holdings, Inc. 5.75%, 05/07/2035(1)(7)	6,871,597
		20,184,967
	Sweden - 0.0%
EUR 250,000	Verisure Holding AB 3.25%, 02/15/2027(6)	279,658
	Thailand - 0.1%
	Thaioil Treasury Center Co. Ltd.
$ 4,080,000	3.50%, 10/17/2049(6)	2,400,886
2,580,000	3.75%, 06/18/2050(6)	1,588,689
		3,989,575
The accompanying notes are an integral part of these financial statements.

148

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United Kingdom - 0.5%
EUR 1,245,000	Ardonagh Finco Ltd. 6.88%, 02/15/2031(1)	$1,427,130
$ 420,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(1)	419,465
590,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 7.25%, 02/15/2031(1)	605,941
GBP 9,796,000	National Grid Electricity Distribution West Midlands PLC 6.00%, 05/09/2025(3)(6)	13,056,546
700,000	Pinnacle Bidco PLC 10.00%, 10/11/2028(6)	989,722
EUR 700,000	Virgin Media Finance PLC 3.75%, 07/15/2030(6)	716,136
		17,214,940
	United States - 9.4%
$ 835,000	Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(1)	850,624
310,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(1)	293,749
2,495,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	2,548,295
11,370,000	Amgen, Inc. 5.51%, 03/02/2026	11,372,512
1,645,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 4.13%, 08/15/2026(1)	1,451,285
1,325,000	Asbury Automotive Group, Inc. 4.50%, 03/01/2028	1,282,638
680,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(1)	649,979
1,330,000	Avantor Funding, Inc. 4.63%, 07/15/2028(1)	1,279,065
4,245,000	Aviation Capital Group LLC 4.88%, 10/01/2025(1)	4,240,274
1,275,000	BellRing Brands, Inc. 7.00%, 03/15/2030(1)	1,322,863
685,000	Bread Financial Holdings, Inc. 9.75%, 03/15/2029(1)	720,636
93,000	Caesars Entertainment, Inc. 8.13%, 07/01/2027(1)	93,280
8,985,000	Carnival Corp. 5.75%, 03/01/2027(1)	8,953,247
	CCO Holdings LLC/CCO Holdings Capital Corp.
4,356,000	5.38%, 06/01/2029(1)	4,260,990
5,314,000	6.38%, 09/01/2029(1)	5,361,608
740,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	779,573
	Charter Communications Operating LLC/Charter Communications Operating Capital
12,765,000	3.70%, 04/01/2051	7,865,847
10,515,000	4.80%, 03/01/2050	7,832,354
EUR 1,115,000	Clarios Global LP/Clarios U.S. Finance Co. 4.38%, 05/15/2026(1)	1,260,349
$ 400,000	Clear Channel Outdoor Holdings, Inc. 9.00%, 09/15/2028(1)	414,022
	Clearway Energy Operating LLC
670,000	3.75%, 02/15/2031(1)	596,483
700,000	4.75%, 03/15/2028(1)	684,110
1,040,000	Clydesdale Acquisition Holdings, Inc. 6.75%, 04/15/2032(1)	1,063,402
4,430,000	Columbia Pipelines Holding Co. LLC 6.06%, 08/15/2026(1)	4,492,427
310,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(1)	321,450
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United States - 9.4% - (continued)
	Credit Acceptance Corp.
$ 9,715,000	6.63%, 03/15/2030(1)	$9,532,455
1,570,000	9.25%, 12/15/2028(1)	1,659,190
400,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(1)	398,872
7,940,000	Directv Financing LLC/Directv Financing Co-Obligor, Inc. 5.88%, 08/15/2027(1)	7,673,801
14,190,000	Discovery Communications LLC 3.95%, 03/20/2028	13,572,137
1,387,000	DT Midstream, Inc. 4.13%, 06/15/2029(1)	1,301,740
655,000	Endo Finance Holdings, Inc. 8.50%, 04/15/2031(1)	681,026
EUR 2,110,000	Energizer Gamma Acquisition BV 3.50%, 06/30/2029(1)	2,234,586
$ 622,000	EQT Corp. 4.50%, 01/15/2029(1)	603,337
1,420,000	Expand Energy Corp. 4.75%, 02/01/2032	1,332,276
	Ford Motor Credit Co. LLC
10,305,000	5.13%, 06/16/2025	10,297,129
8,140,000	5.13%, 11/05/2026	8,063,536
175,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(1)	178,890
1,600,000	Foundation Building Materials, Inc. 6.00%, 03/01/2029(1)	1,348,621
5,179,000	Freedom Mortgage Corp. 7.63%, 05/01/2026(1)	5,165,148
	Freedom Mortgage Holdings LLC
1,175,000	9.13%, 05/15/2031(1)	1,188,015
685,000	9.25%, 02/01/2029(1)	697,803
	Frontier Communications Holdings LLC
2,100,000	5.00%, 05/01/2028(1)	2,078,326
5,505,000	5.88%, 10/15/2027(1)	5,498,774
5,900,000	General Motors Financial Co., Inc. 6.05%, 10/10/2025	5,925,735
685,000	Goat Holdco LLC 6.75%, 02/01/2032(1)	669,588
5,257,000	Humana, Inc. 5.38%, 04/15/2031	5,324,584
	Icon Investments Six DAC
3,860,000	5.81%, 05/08/2027	3,937,040
1,110,000	5.85%, 05/08/2029	1,136,744
680,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	626,367
	Las Vegas Sands Corp.
5,220,000	2.90%, 06/25/2025	5,196,353
16,385,000	5.63%, 06/15/2028(7)	16,422,601
530,000	LCM Investments Holdings II LLC 8.25%, 08/01/2031(1)	554,321
13,571,000	Live Nation Entertainment, Inc. 6.50%, 05/15/2027(1)	13,716,264
	Mars, Inc.
9,435,000	4.80%, 03/01/2030(1)	9,550,172
13,160,000	5.00%, 03/01/2032(1)	13,265,458
	Matador Resources Co.
595,000	6.25%, 04/15/2033(1)	561,619
600,000	6.88%, 04/15/2028(1)	596,665
1,410,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(1)	1,172,121
875,000	Medline Borrower LP 5.25%, 10/01/2029(1)	830,933
6,755,000	Morgan Stanley 5.19%, 04/17/2031, (5.19% fixed rate until 04/17/2030; 6 mo. USD SOFR + 1.51% thereafter)(8)	6,877,463
	Nationstar Mortgage Holdings, Inc.
325,000	5.00%, 02/01/2026(1)	323,479
650,000	5.50%, 08/15/2028(1)	646,065
405,000	7.13%, 02/01/2032(1)	420,148
4,860,000	NCL Corp. Ltd. 6.75%, 02/01/2032(1)	4,745,496
975,000	NCR Atleos Corp. 9.50%, 04/01/2029(1)	1,048,977
The accompanying notes are an integral part of these financial statements.

149

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United States - 9.4% - (continued)
	Novelis Corp.
$ 790,000	3.25%, 11/15/2026(1)	$766,158
800,000	3.88%, 08/15/2031(1)	690,465
1,250,000	Olympus Water U.S. Holding Corp. 9.75%, 11/15/2028(1)	1,302,448
1,225,000	OneMain Finance Corp. 7.13%, 03/15/2026	1,235,713
1,436,000	ONEOK, Inc. 5.63%, 01/15/2028(1)	1,463,249
825,000	OneSky Flight LLC 8.88%, 12/15/2029(1)	832,753
9,136,000	Ovintiv, Inc. 5.65%, 05/15/2025	9,132,585
2,895,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	2,855,049
595,000	Range Resources Corp. 4.75%, 02/15/2030(1)	562,508
2,256,000	ROBLOX Corp. 3.88%, 05/01/2030(1)	2,087,713
700,000	Rocket Software, Inc. 9.00%, 11/28/2028(1)	721,239
2,200,000	Royal Caribbean Cruises Ltd. 5.50%, 08/31/2026(1)	2,201,049
193,247	Shutterfly Finance LLC 9.75%, 10/01/2027(1)	192,281
725,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(1)	681,233
	Spirit AeroSystems, Inc.
725,000	9.38%, 11/30/2029(1)	771,531
875,000	9.75%, 11/15/2030(1)	968,543
25,000	Sprint LLC 7.63%, 03/01/2026	25,327
2,796,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	2,812,994
575,000	Staples, Inc. 10.75%, 09/01/2029(1)	498,189
545,000	STL Holding Co. LLC 8.75%, 02/15/2029(1)	553,490
4,155,000	Talos Production, Inc. 9.00%, 02/01/2029(1)	3,983,147
1,600,000	TriMas Corp. 4.13%, 04/15/2029(1)	1,496,861
10,905,000	Uber Technologies, Inc. 4.50%, 08/15/2029(1)	10,738,220
	United Wholesale Mortgage LLC
1,450,000	5.50%, 11/15/2025(1)	1,442,997
1,315,000	5.75%, 06/15/2027(1)	1,297,360
950,000	UWM Holdings LLC 6.63%, 02/01/2030(1)	939,424
765,000	Velocity Vehicle Group LLC 8.00%, 06/01/2029(1)	772,690
865,000	Venture Global Calcasieu Pass LLC 3.88%, 08/15/2029(1)	792,189
2,325,000	Veritiv Operating Co. 10.50%, 11/30/2030(1)	2,428,576
5,182,000	VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(1)	5,128,081
1,625,000	Victoria's Secret & Co. 4.63%, 07/15/2029(1)	1,416,754
605,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	613,964
545,000	Viking Cruises Ltd. 9.13%, 07/15/2031(1)	582,711
	Vital Energy, Inc.
1,440,000	7.88%, 04/15/2032(1)	1,118,726
575,000	9.75%, 10/15/2030	487,122
130,000	Wand NewCo 3, Inc. 7.63%, 01/30/2032(1)	133,924
5,295,000	Warnermedia Holdings, Inc. 3.76%, 03/15/2027	5,152,815
2,025,000	WASH Multifamily Acquisition, Inc. 5.75%, 04/15/2026(1)	2,004,658
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 14.1% - (continued)
	United States - 9.4% - (continued)
	Wells Fargo & Co.
$ 10,350,000	4.97%, 04/23/2029, (4.97% fixed rate until 04/23/2028; 6 mo. USD SOFR + 1.37% thereafter)(8)	$10,480,468
6,410,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(8)	6,509,429
2,344,000	Western Digital Corp. 4.75%, 02/15/2026	2,328,552
1,150,000	Wilsonart LLC 11.00%, 08/15/2032(1)	1,041,001
1,955,000	WW International, Inc. 4.50%, 04/15/2029(1)	456,914
		328,746,017
	Total Corporate Bonds (cost $492,299,047)	$491,770,111
FOREIGN GOVERNMENT OBLIGATIONS - 58.9%
	Australia - 5.8%
	Australia Government Bonds
AUD 79,733,000	1.75%, 11/21/2032(6)	$43,816,025
107,632,000	1.75%, 06/21/2051(6)	37,590,860
1,459,000	1.75%, 06/21/2051(6)	509,561
98,044,000	4.75%, 06/21/2054(6)	62,146,446
27,157,000	New South Wales Treasury Corp. 4.25%, 02/20/2036(6)	16,366,481
	Treasury Corp. of Victoria
14,301,000	2.25%, 11/20/2034	7,294,787
12,535,000	5.00%, 11/20/2040	7,637,868
28,946,000	5.25%, 09/15/2038	18,378,572
16,329,000	5.50%, 09/15/2039	10,547,822
		204,288,422
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 725,000	1.38%, 09/23/2050(6)	483,427
$ 3,518,000	5.00%, 03/05/2037(6)	3,403,190
		3,886,617
	Canada - 4.7%
CAD 57,010,000	Canada Government Bonds 3.50%, 09/01/2029	42,805,884
	Canada Treasury Bills
113,484,000	2.57%, 06/18/2025(9)	82,023,594
56,000,000	2.71%, 05/22/2025(9)	40,556,333
		165,385,811
	Germany - 0.1%
EUR 6,447,000	State of North Rhine-Westphalia 1.45%, 01/19/2122(6)	3,401,183
	Japan - 9.7%
JPY 1,058,537,262	Japan Government CPI-Linked Bonds 0.01%, 03/10/2033(10)	7,631,514
5,086,050,000	Japan Government Forty Year Bonds 0.50%, 03/20/2060	17,602,329
	Japan Treasury Discount Bills
15,000,000,000	0.28%, 05/07/2025(9)	104,902,707
15,000,000,000	0.28%, 05/12/2025(9)	104,897,020
14,777,150,000	0.30%, 05/26/2025(9)	103,323,904
		338,357,474
	Mexico - 0.2%
$ 5,655,000	Mexico Government International Bonds 7.38%, 05/13/2055	5,597,771
	Netherlands - 1.2%
EUR 36,017,000	Netherlands Government Bonds 2.50%, 01/15/2030(6)	41,489,388
The accompanying notes are an integral part of these financial statements.

150

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 58.9% - (continued)
	New Zealand - 14.2%
	New Zealand Government Bonds
NZD 114,591,000	0.25%, 05/15/2028	$61,828,697
58,862,000	1.50%, 05/15/2031	30,344,225
130,546,000	2.00%, 05/15/2032	67,441,837
9,808,000	2.75%, 04/15/2037(6)	4,809,730
20,101,000	3.00%, 04/20/2029	11,663,461
74,607,000	3.50%, 04/14/2033(6)	42,086,984
32,524,000	4.25%, 05/15/2036	18,809,804
137,410,000	4.50%, 04/15/2027(6)	83,502,085
170,514,000	4.50%, 05/15/2030	104,469,707
57,343,000	4.50%, 05/15/2035	34,184,698
62,476,000	5.00%, 05/15/2054	36,239,377
		495,380,605
	North Macedonia - 0.1%
EUR 3,902,000	North Macedonia Government International Bonds 6.96%, 03/13/2027(1)	4,588,136
	Norway - 7.5%
	Norway Government Bonds
NOK 280,826,000	1.25%, 09/17/2031(6)	23,197,554
1,208,846,000	1.38%, 08/19/2030(6)	103,257,484
78,246,000	1.75%, 09/06/2029(6)	6,952,517
654,191,000	3.00%, 08/15/2033(6)	59,227,697
514,757,000	3.63%, 04/13/2034(6)	48,623,691
219,266,000	3.75%, 06/12/2035(6)	20,867,567
		262,126,510
	Oman - 0.1%
$ 3,005,000	Oman Government International Bonds 5.38%, 03/08/2027(6)	3,022,970
	Romania - 0.3%
	Romania Government International Bonds
EUR 2,715,000	2.75%, 04/14/2041(6)	1,833,295
$ 3,378,000	5.75%, 03/24/2035(6)	2,996,106
5,882,000	7.50%, 02/10/2037(1)	5,853,178
		10,682,579
	South Africa - 0.2%
7,434,000	Republic of South Africa Government International Bonds 7.95%, 11/19/2054(1)	6,791,918
	South Korea - 6.0%
	Korea Treasury Bonds
KRW 111,193,610,000	1.25%, 03/10/2026	77,513,209
109,431,170,000	2.25%, 06/10/2025	76,964,662
74,158,780,000	3.50%, 09/10/2028	54,066,624
		208,544,495
	Sweden - 7.4%
	Kommuninvest I Sverige AB
SEK 839,500,000	0.50%, 06/15/2027(6)	83,828,146
1,033,190,000	0.75%, 05/12/2028(6)	101,893,621
416,780,000	3.25%, 11/12/2029(6)	44,205,378
261,360,000	3.25%, 06/12/2030(6)	27,707,235
		257,634,380
	United Kingdom - 1.3%
	U.K. Inflation-Linked Gilts
GBP 7,490,294	0.75%, 11/22/2033(6)(10)	9,763,043
27,616,195	1.13%, 09/22/2035(6)(10)	36,337,958
		46,101,001
	Total Foreign Government Obligations (cost $2,032,682,023)	$2,057,279,260
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11)
	Canada - 0.2%
$ 727,650	Air Canada 6.32%, 03/21/2031, 1 mo. USD Term SOFR + 2.00%	$717,092
1,593,537	Great Canadian Gaming Corp. 9.05%, 11/01/2029, 3 mo. USD Term SOFR + 4.75%	1,532,186
1,861,437	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	1,797,218
1,420,046	Open Text Corp. 6.07%, 01/31/2030, 1 mo. USD Term SOFR + 1.75%	1,414,010
		5,460,506
	France - 0.0%
	Banijay Entertainment SAS
EUR 500,000	5.42%, 02/10/2032, 3 mo. EURIBOR + 3.25%	562,177
365,000	5.59%, 03/01/2028, 3 mo. EURIBOR + 3.25%	411,481
700,000	Cooper Consumer Health SAS 6.36%, 11/06/2028, 3 mo. EURIBOR + 4.00%	788,039
		1,761,697
	Ireland - 0.1%
$ 1,103,878	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	1,065,242
EUR 1,000,000	Virgin Media Ireland Ltd. 5.88%, 07/15/2029, 1 mo. EURIBOR + 3.58%	1,122,700
		2,187,942
	Luxembourg - 0.0%
	Chrysaor Bidco SARL
$ 16,527	3.50%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%(12)	16,534
222,915	7.74%, 10/30/2031, 3 mo. USD Term SOFR + 3.50%	223,008
696,970	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	692,830
		932,372
	Netherlands - 0.2%
EUR 2,035,000	Hunter Douglas, Inc. 5.61%, 01/20/2032, 3 mo. EURIBOR + 3.25%	2,239,072
610,000	Peer Holding III BV 5.61%, 11/26/2031, 3 mo. EURIBOR + 3.25%	689,643
1,625,000	Pegasus Bidco BV 6.02%, 07/12/2029, 3 mo. EURIBOR + 3.50%	1,832,837
560,000	TMF Group Holding BV 5.60%, 05/03/2028, 3 mo. EURIBOR + 3.25%	631,751
622,009	Ziggo BV 5.30%, 01/31/2029, 1 mo. EURIBOR + 3.00%	681,672
		6,074,975
	Puerto Rico - 0.0%
$ 796,500	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	792,518
	Sweden - 0.0%
EUR 605,000	Verisure Holding AB 5.36%, 03/27/2028, 3 mo. EURIBOR + 3.00%	682,160
	United Kingdom - 0.3%
$ 1,197,000	Crown Finance U.S., Inc. 9.57%, 12/02/2031, 1 mo. USD Term SOFR + 5.25%	1,184,659
EUR 425,000	DLG Acquisitions Ltd. 6.56%, 05/16/2031, 3 mo. EURIBOR + 4.00%	480,325
1,645,000	Froneri Lux Finco SARL 5.10%, 09/30/2031, 6 mo. EURIBOR + 2.50%	1,846,879
The accompanying notes are an integral part of these financial statements.

151

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United Kingdom - 0.3% - (continued)
	Howden Group Holdings Ltd.
EUR 375,000	5.69%, 02/15/2031, 1 mo. EURIBOR + 3.50%	$423,069
$ 1,079,127	7.32%, 02/15/2031, 1 mo. USD Term SOFR + 3.00%	1,071,843
	Inspired Finco Holdings Ltd.
EUR 478,395	0.00%, 02/28/2031(13)	536,471
1,771,605	5.40%, 02/28/2031, 1 mo. EURIBOR + 3.25%	1,986,673
	Lernen Bidco Ltd.
725,000	6.78%, 04/25/2029, 6 mo. EURIBOR + 4.00%	819,945
$ 134,662	8.52%, 10/27/2031, 3 mo. USD Term SOFR + 4.00%	133,821
EUR 1,265,000	MasOrange Finco PLC 5.22%, 03/25/2031, 3 mo. EURIBOR + 2.75%	1,415,744
		9,899,429
	United States - 3.5%
$ 278,602	AAL Delaware Holdco, Inc. 7.07%, 07/30/2031, 1 mo. USD Term SOFR + 2.75%	277,733
364,088	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	362,722
2,087,085	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	2,044,571
1,842,491	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	1,818,318
706,454	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	697,419
	Air Comm Corp. LLC
23,462	7.29%, 12/11/2031, 3 mo. USD Term SOFR + 3.00%(12)	23,139
281,538	7.32%, 11/21/2031, 1 mo. USD Term SOFR + 3.00%	277,667
3,188,975	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	3,164,388
1,476,300	Amentum Government Services Holdings LLC 6.57%, 09/29/2031, 1 mo. USD Term SOFR + 2.25%	1,455,543
1,316,700	AmWINS Group, Inc. 6.57%, 01/30/2032, 1 mo. USD Term SOFR + 2.25%	1,309,089
	Aramark Services, Inc.
550,000	6.32%, 04/06/2028, 1 mo. USD Term SOFR + 2.00%	550,413
563,548	6.32%, 06/22/2030, 1 mo. USD Term SOFR + 2.00%	562,607
1,686,525	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	1,677,047
223,869	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	223,811
500,000	Asurion LLC 9.69%, 01/31/2028, 1 mo. USD Term SOFR + 5.25%	465,715
1,208,187	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	1,196,298
975,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	958,347
1,477,575	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	1,471,620
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 1,407,006	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	$1,396,060
2,073,029	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	2,068,821
	Boxer Parent Co., Inc.
EUR 720,000	5.65%, 07/30/2031, 1 mo. EURIBOR + 3.50%	806,933
$ 525,000	7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	513,902
	Caesars Entertainment, Inc.
1,373,500	6.56%, 02/06/2030, 3 mo. USD Term SOFR + 2.25%	1,352,211
1,029,600	6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	1,011,798
411,442	Carnival Corp. 6.33%, 08/08/2027, 1 mo. USD Term SOFR + 2.00%	410,673
797,938	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	762,390
1,285,304	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	1,278,080
1,978,537	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	1,951,590
3,141,796	Charter Communications Operating LLC 6.30%, 12/07/2030, 3 mo. USD Term SOFR + 2.00%	3,122,600
1,339,524	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	1,335,064
525,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	513,408
545,000	Clearwater Analytics LLC 6.53%, 04/21/2032, 3 mo. USD Term SOFR + 2.25%	542,275
2,083,920	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	2,068,040
543,638	Construction Partners, Inc. 6.82%, 11/03/2031, 1 mo. USD Term SOFR + 2.50%	539,109
1,455,328	Core & Main LP 6.27%, 02/09/2031, 6 mo. USD Term SOFR + 2.00%	1,450,481
1,525,000	Cotiviti Corp. 7.08%, 03/26/2032, 1 mo. USD Term SOFR + 2.75%	1,488,781
159,600	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	158,631
444,756	Directv Financing LLC 9.54%, 08/02/2027, 3 mo. USD Term SOFR + 5.00%	444,160
365,000	DK Crown Holdings, Inc. 6.07%, 03/04/2032, 1 mo. USD Term SOFR + 1.75%	361,427
1,052,362	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	1,045,259
1,442,800	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	1,436,711
	Emerald Borrower LP
1,656,675	6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	1,634,939
490,013	6.93%, 05/31/2030, 6 mo. USD Term SOFR + 2.50%	483,707
The accompanying notes are an integral part of these financial statements.

152

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 507,450	Endo Luxembourg Finance Co. I SARL 8.32%, 04/23/2031, 1 mo. USD Term SOFR + 4.00%	$490,851
1,161,203	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	1,159,392
1,695,000	EOC Borrower LLC 7.32%, 03/24/2032, 1 mo. USD Term SOFR + 3.00%	1,670,982
1,330,400	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	1,320,422
686,550	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	682,650
1,493,251	EW Scripps Co. 10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	1,352,796
	Filtration Group Corp.
EUR 265,000	5.65%, 10/21/2028, 1 mo. EURIBOR + 3.50%	299,335
$ 1,431,900	7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	1,429,093
	First Brands Group LLC
2,180,293	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	2,020,282
550,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	462,000
955,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	931,125
1,338,275	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,308,164
	Getty Images, Inc.
EUR 1,200,000	8.19%, 02/21/2030, 1 mo. EURIBOR + 6.00%	1,277,855
$ 250,000	11.25%, 02/21/2030	246,250
655,000	GFL Environmental, Inc. 6.82%, 02/04/2032, 3 mo. USD Term SOFR + 2.50%	645,175
691,542	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	691,916
1,868,120	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	1,822,818
	Groundworks LLC
154,478	3.69%, 03/14/2031, 3 mo. USD Term SOFR + 3.00%(12)	152,644
834,034	7.32%, 03/14/2031, 1 mo. USD Term SOFR + 3.00%	824,134
598,950	Hilton Grand Vacations Borrower LLC 6.32%, 01/17/2031, 1 mo. USD Term SOFR + 2.00%	580,646
964,781	Hobbs & Associates LLC 7.07%, 07/23/2031, 1 mo. USD Term SOFR + 2.75%	942,668
2,878,143	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	2,857,708
223,890	Ingram Micro, Inc. 7.05%, 09/22/2031, 3 mo. USD Term SOFR + 2.75%	223,610
1,913,815	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	1,898,983
340,000	Kodiak Building Partners, Inc. 8.03%, 12/04/2031, 3 mo. USD Term SOFR + 3.75%	326,216
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 2,921,633	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	$2,759,132
2,875,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	2,755,199
167,875	LSF9 Atlantis Holdings LLC 8.55%, 03/31/2029, 3 mo. USD Term SOFR + 4.25%	163,049
920,375	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	873,592
1,956,646	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	1,831,910
669,938	MI Windows & Doors LLC 7.32%, 03/28/2031, 1 mo. USD Term SOFR + 3.00%	657,986
EUR 609,052	MKS Instruments, Inc. 4.60%, 08/17/2029, 1 mo. EURIBOR + 2.50%	683,638
$ 746,667	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	746,667
	Nielsen Consumer, Inc.
EUR 410,000	5.65%, 03/06/2028, 1 mo. EURIBOR + 3.50%	458,723
$ 1,075,000	7.82%, 03/06/2028, 1 mo. USD Term SOFR + 3.50%	1,070,969
863,486	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	858,806
958,642	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	948,010
792,798	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	713,661
935,000	PHRG Intermediate LLC 8.32%, 02/20/2032, 3 mo. USD Term SOFR + 4.00%	862,537
179,547	Proofpoint, Inc. 7.32%, 08/31/2028, 1 mo. USD Term SOFR + 3.00%	178,380
1,890,000	Quikrete Holdings, Inc. 6.57%, 02/10/2032, 1 mo. USD Term SOFR + 2.25%	1,850,480
748,106	Renaissance Holdings Corp. 8.28%, 04/05/2030, 3 mo. USD Term SOFR + 4.00%	694,804
	Rocket Software, Inc.
EUR 975,000	6.40%, 11/28/2028, 1 mo. EURIBOR + 4.25%	1,102,872
$ 1,079,100	8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	1,070,705
856,760	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	853,761
2,100,000	Sandisk Corp. 7.33%, 02/20/2032, 3 mo. USD Term SOFR + 3.00%	2,000,250
1,349,280	SCIH Salt Holdings, Inc. 7.28%, 01/31/2029, 3 mo. USD Term SOFR + 3.00%	1,335,477
1,365,037	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	1,357,366
748,072	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	697,061
1,264,422	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	1,262,184
1,467,625	Staples, Inc. 10.04%, 09/04/2029, 3 mo. USD Term SOFR + 5.75%	1,263,376
The accompanying notes are an integral part of these financial statements.

153

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 4.3%(11) - (continued)
	United States - 3.5% - (continued)
$ 1,521,159	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	$1,468,876
1,354,329	Tamko Building Products LLC 7.05%, 09/20/2030, 3 mo. USD Term SOFR + 2.75%	1,346,989
1,250,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	1,235,675
EUR 500,000	Touchdown Acquirer, Inc. 5.69%, 02/21/2031, 3 mo. EURIBOR + 3.50%	550,378
$ 2,200,000	Townsquare Media, Inc. 9.32%, 02/19/2030, 3 mo. USD Term SOFR + 5.00%	1,996,500
1,826,585	TransDigm, Inc. 6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	1,807,022
	Truist Insurance Holdings LLC
682,621	7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	674,375
344,737	9.05%, 05/06/2032, 3 mo. USD Term SOFR + 4.75%	343,358
975,000	Twitter, Inc. 9.50%, 10/26/2029	950,420
2,628,412	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	2,624,575
	USI, Inc.
1,609,120	6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	1,597,920
1,379,105	6.55%, 09/29/2030, 3 mo. USD Term SOFR + 2.25%	1,368,762
1,795,000	Varsity Brands, Inc. 7.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.50%	1,761,344
225,000	Virgin Media Bristol LLC 7.37%, 03/31/2031, 6 mo. USD Term SOFR + 3.18%	218,275
593,461	Wand NewCo 3, Inc. 6.82%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	584,624
324,448	Waystar Technologies, Inc. 6.57%, 10/22/2029, 1 mo. USD Term SOFR + 2.25%	322,826
EUR 790,000	Windsor Holdings III LLC 4.85%, 08/01/2030, 1 mo. EURIBOR + 2.75%	879,478
$ 1,187,122	WW International, Inc. 8.04%, 04/13/2028, 3 mo. USD Term SOFR + 3.50%	276,006
		121,389,210
	Total Senior Floating Rate Interests (cost $151,288,400)	$149,180,809
U.S. GOVERNMENT AGENCIES - 2.0%
	United States - 2.0%
	Federal Home Loan Mortgage Corp. - 1.7%
5,047,170	1.94%, 11/25/2047(4)(5)	$345,377
6,240,000	1.97%, 03/25/2048(4)(5)	472,511
5,823,080	2.02%, 10/25/2047(4)(5)	419,346
7,245,592	2.19%, 06/25/2044(4)(5)	160,235
1,049,932	2.35%, 01/25/2046(4)(5)	75,852
3,742,315	2.39%, 12/25/2045(4)(5)	268,345
1,038,099	2.68%, 04/25/2028(4)(5)	72,112
1,626,289	2.78%, 10/25/2055(4)(5)	240,575
775,000	2.88%, 04/25/2031(4)(5)	101,633
1,287,805	3.50%, 01/15/2033(5)	115,680
607,162	3.50%, 05/15/2036(5)	59,341
477,525	5.00%, 09/15/2036(5)	70,768
4,549,427	5.60%, 05/25/2044, 30 day USD SOFR Average + 1.25%(1)(2)	4,545,151
770,000	5.70%, 01/25/2045, 30 day USD SOFR Average + 1.35%(1)(2)	760,856
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.0% - (continued)
	United States - 2.0% - (continued)
	Federal Home Loan Mortgage Corp. - 1.7% - (continued)
$ 1,250,000	5.80%, 10/25/2044, 30 day USD SOFR Average + 1.45%(1)(2)	$1,244,813
198,427	6.15%, 07/25/2041, 30 day USD SOFR Average + 1.80%(1)(2)	194,208
1,190,000	6.30%, 02/25/2044, 30 day USD SOFR Average + 1.95%(1)(2)	1,195,188
3,168,125	6.40%, 02/25/2045, 30 day USD SOFR Average + 2.05%(1)(2)	3,136,584
740,783	6.65%, 11/25/2051, 30 day USD SOFR Average + 2.30%(1)(2)	741,541
3,345,820	6.80%, 10/25/2044, 30 day USD SOFR Average + 2.45%(1)(2)	3,338,632
4,038,974	7.20%, 05/25/2044, 30 day USD SOFR Average + 2.85%(1)(2)	4,081,751
1,490,000	7.25%, 04/25/2042, 30 day USD SOFR Average + 2.90%(1)(2)	1,529,297
1,490,000	7.70%, 05/25/2042, 30 day USD SOFR Average + 3.35%(1)(2)	1,544,013
1,709,000	7.70%, 06/25/2043, 30 day USD SOFR Average + 3.35%(1)(2)	1,772,019
1,075,000	7.90%, 08/25/2042, 30 day USD SOFR Average + 3.55%(1)(2)	1,121,313
2,613,183	7.95%, 09/25/2043, 30 day USD SOFR Average + 3.60%(1)(2)	2,619,151
3,175,000	8.05%, 09/25/2042, 30 day USD SOFR Average + 3.70%(1)(2)	3,323,653
1,045,000	8.35%, 07/25/2042, 30 day USD SOFR Average + 4.00%(1)(2)	1,099,718
1,095,000	8.82%, 09/25/2030, 30 day USD SOFR Average + 4.46%(2)	1,188,075
1,525,000	9.35%, 03/25/2052, 30 day USD SOFR Average + 5.00%(1)(2)	1,643,033
1,930,000	9.60%, 03/25/2042, 30 day USD SOFR Average + 5.25%(1)(2)	2,045,044
2,110,000	9.70%, 08/25/2042, 30 day USD SOFR Average + 5.35%(1)(2)	2,258,354
1,650,000	10.00%, 04/25/2042, 30 day USD SOFR Average + 5.65%(1)(2)	1,752,828
2,730,000	10.10%, 09/25/2042, 30 day USD SOFR Average + 5.75%(1)(2)	2,975,045
3,195,000	10.35%, 07/25/2042, 30 day USD SOFR Average + 6.00%(1)(2)	3,458,587
2,545,000	11.10%, 06/25/2042, 30 day USD SOFR Average + 6.75%(1)(2)	2,796,319
845,000	11.95%, 04/25/2043, 30 day USD SOFR Average + 7.60%(1)(2)	952,424
2,244,467	12.02%, 12/25/2027, 30 day USD SOFR Average + 7.66%(2)	2,260,436
2,388,602	13.27%, 03/25/2028, 30 day USD SOFR Average + 8.91%(2)	2,398,485
1,089,558	15.72%, 10/25/2029, 30 day USD SOFR Average + 11.36%(2)	1,252,992
		59,631,285
	Federal National Mortgage Association - 0.1%
3,507,513	2.50%, 02/25/2051(5)	531,509
4,870,316	2.50%, 06/25/2052(5)	772,157
3,999,870	2.50%, 09/25/2052(5)	632,735
762,593	3.00%, 01/25/2028(5)	17,160
2,126,490	3.00%, 10/25/2051(5)	353,147
1,673,225	3.00%, 01/25/2052(5)	246,226
590,969	3.50%, 04/25/2028(5)	11,982
4,214,812	3.50%, 11/25/2051(5)	722,796
333,077	4.00%, 01/25/2028(5)	6,309
1,428,330	4.50%, 03/25/2048(5)	283,621
The accompanying notes are an integral part of these financial statements.

154

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 2.0% - (continued)
	United States - 2.0% - (continued)
	Federal National Mortgage Association - 0.1% - (continued)
$ 1,712,163	4.50%, 05/25/2049(5)	$327,122
1,199,477	5.50%, 08/25/2044(5)	191,677
431,246	5.50%, 06/25/2048(5)	80,750
		4,177,191
	Government National Mortgage Association - 0.1%
929,638	3.50%, 10/20/2029(5)	49,400
794,541	3.50%, 01/20/2030(5)	42,578
967,748	3.50%, 11/20/2031(5)	54,387
2,679,090	4.00%, 01/16/2040(5)	444,955
410,090	4.00%, 01/16/2046(5)	68,802
111,925	4.50%, 04/20/2045(5)	19,764
183,524	5.00%, 07/16/2044(5)	36,859
495,110	5.00%, 12/16/2045(5)	77,614
900,540	5.00%, 07/16/2047(5)	175,644
443,090	5.00%, 09/20/2047(5)	89,135
484,915	5.00%, 11/16/2047(5)	94,382
935,902	5.00%, 06/20/2048(5)	113,826
1,884,586	5.50%, 11/16/2046(5)	332,129
344,990	5.50%, 02/20/2047(5)	42,376
493,182	5.92%, 07/20/2039(4)(5)	8,179
734,792	6.00%, 09/20/2045(5)	135,739
		1,785,769
	Uniform Mortgage-Backed Security - 0.1%
4,450,000	5.00%, 05/01/2054(14)	4,355,732
	Total U.S. Government Agencies (cost $69,744,471)	$69,949,977
U.S. GOVERNMENT SECURITIES - 6.6%
	United States - 6.6%
	U.S. Treasury Inflation-Indexed Notes - 3.0%
36,328,470	1.63%, 04/15/2030(10)	$36,686,206
11,471,688	1.75%, 01/15/2034(10)	11,359,814
56,956,669	2.13%, 04/15/2029(10)	58,807,575
		106,853,595
	U.S. Treasury Notes - 3.6%
122,206,000	4.50%, 05/31/2029(15)(16)(17)(18)	126,020,164
	Total U.S. Government Securities (cost $231,173,527)	$232,873,759
COMMON STOCKS - 0.0%
	United States - 0.0%
282,999	Unifin Financiera SAB de CV*(19)(20)	$18,616
2,085,000	Unifin Financiera SAB de CV*(19)(20)(21)	208,500
	Total Common Stocks (cost $125,100)	$227,116
	Total Long-Term Investments (cost $3,251,579,910)	$3,274,284,670
SHORT-TERM INVESTMENTS - 6.5%
	Commercial Paper - 0.5%
17,285,000	Broadcom, Inc. 4.68%, 06/17/2025(1)(9)	$17,178,683
	Repurchase Agreements - 0.0%
160,476	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $160,495; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $163,803	160,476
Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 6.5% - (continued)
	U.S. Treasury Securities - 6.0%
	U.S. Treasury Bills - 6.0%
$ 28,909,000	4.09%, 05/22/2025(9)		$28,837,819
40,790,000	4.11%, 05/29/2025(9)		40,656,848
70,000,000	4.20%, 06/17/2025(9)		69,613,242
70,373,000	4.20%, 07/17/2025(9)		69,743,601
			208,851,510
	Total Short-Term Investments (cost $226,189,088)		$226,190,669
	Total Investments Excluding Purchased Options (cost $3,477,768,998)	100.2%	$3,500,475,339
	Total Purchased Options (cost $13,787,656)	0.4%	$12,250,017
	Total Investments (cost $3,491,556,654)	100.6%	$3,512,725,356
	Other Assets and Liabilities	(0.6)%	(19,311,948)
	Net Assets	100.0%	$3,493,413,408
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$587,995,994, representing 16.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(4)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	Securities disclosed are interest-only strips.
(6)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $975,030,629, representing 27.9% of net assets.

The accompanying notes are an integral part of these financial statements.

155

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

(7)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $26,143,408 at April 30, 2025.
(8)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(9)	The rate shown represents current yield to maturity.
(10)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(12)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $192,317, which represents to 0.0% of total net assets.

(13)	All or a portion of the security represents unsettled bank loan commitments at April 30, 2025, where the rate will be determined at time of settlement.
(14)	Represents or includes a TBA transaction.
(15)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $13,962,596.
(16)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $22,413,370.
(17)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2025, the market value of securities pledged was $4,904,439.
(18)	All, or a portion of the security, was pledged as collateral in connection with TBAs. As of April 30, 2025, the market value of securities pledged was $1,968,582.
(19)
Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $227,116 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Total Cost	Market Value
08/2024	Unifin Financiera SAB de CV	2,085,000	$62,550	$208,500
08/2024	Unifin Financiera SAB de CV	282,999	62,550	18,616
			$125,100	$227,116

(20)	Investment valued using significant unobservable inputs.
(21)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

Exchange-Traded Option Contracts Outstanding at April 30, 2025
Description	Exercise Price/ FX Rate/ Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	95.50	USD	12/12/2025	594	USD	1,485,000	$33,413	$35,705	$(2,292)
3 Mo. SOFR Future Option	96.25	USD	12/12/2025	594	USD	1,485,000	230,175	378,417	(148,242)
3 Mo. SONIA Future Option	96.00	GBP	06/13/2025	513	GBP	1,282,500	106,824	129,762	(22,938)
3 Mo. SONIA Future Option	95.40	GBP	06/13/2025	1,003	GBP	2,507,500	8,354	25,887	(17,533)
3 Mo. SONIA Future Option	95.80	GBP	06/13/2025	1,003	GBP	2,507,500	25,063	223,259	(198,196)
3 Mo. SONIA Future Option	96.50	GBP	12/12/2025	257	GBP	642,500	222,628	231,646	(9,018)
3 Mo. SONIA Future Option	95.80	GBP	12/12/2025	1,099	GBP	2,747,500	137,310	1,262,597	(1,125,287)
3 Mo. SONIA Future Option	95.20	GBP	12/12/2025	1,099	GBP	2,747,500	27,462	489,667	(462,205)
U.S. Treasury 5-Year Note Future Option	109.50	USD	05/23/2025	6,715	USD	6,715,000	2,937,813	2,083,978	853,835
Total purchased exchange-traded option contracts							$3,729,042	$4,860,918	$(1,131,876)
Written option contracts:
Exchange-Traded Options
3 Mo. SOFR Future Option	95.75	USD	12/12/2025	(593)	USD	(1,482,500)	$(55,594)	$(80,672)	$25,078
3 Mo. SOFR Future Option	96.00	USD	12/12/2025	(593)	USD	(1,482,500)	(118,600)	(203,834)	85,234
3 Mo. SONIA Future Option	95.60	GBP	06/13/2025	(2,005)	GBP	(5,012,500)	(33,401)	(143,563)	110,162
3 Mo. SONIA Future Option	95.90	GBP	06/13/2025	(1,026)	GBP	(2,565,000)	(59,821)	(83,205)	23,384
3 Mo. SONIA Future Option	95.50	GBP	12/12/2025	(2,198)	GBP	(5,495,000)	(109,848)	(1,595,624)	1,485,776
3 Mo. SONIA Future Option	96.00	GBP	12/12/2025	(512)	GBP	(1,280,000)	(115,145)	(124,954)	9,809
U.S. Treasury 5-Year Note Future Option	110.50	USD	05/23/2025	(6,715)	USD	(6,715,000)	(1,206,605)	(998,200)	(208,405)
Total Written Option Contracts exchange-traded option contracts							$(1,699,014)	$(3,230,052)	$1,531,038

The accompanying notes are an integral part of these financial statements.

156

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

OTC Option Contracts Outstanding at April 30, 2025
Description	Counterparty	Exercise Price/ FX Rate/Rate		Expiration Date	Number of Contracts	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased option contracts:
Call
Call EUR vs. Put USD	BOA	1.16	EUR	05/15/2025	233,630,000	EUR	233,630,000	$238,201	$316,340	$(78,139)
Call EUR vs. Put USD	GSC	1.20	EUR	07/14/2025	6,676,000	EUR	6,676,000	854,117	947,860	(93,743)
Total purchased OTC option contracts								$1,092,318	$1,264,200	$(171,882)

OTC Swaptions Outstanding at April 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaptions:
Call
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$135,040	$135,409	$(369)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	133,091	130,128	2,963
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	75,414	69,848	5,566
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	177,744	127,862	49,882
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	75,802	85,919	(10,117)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	224,771	254,797	(30,026)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	224,680	254,316	(29,636)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	526,625	603,710	(77,085)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	526,511	602,052	(75,541)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	527,644	611,100	(83,456)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	407,904	477,513	(69,609)
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	408,203	478,651	(70,448)
							$3,443,429	$3,831,305	$(387,876)
Put
5 Year Interest Rate Swap Option*	GSC	1.24%	Pay	03/19/2029	JPY	1,034,769,000	$116,264	$135,409	$(19,145)
5 Year Interest Rate Swap Option*	GSC	1.23%	Pay	03/19/2029	JPY	1,034,770,000	117,304	130,162	(12,858)
5 Year Interest Rate Swap Option*	BOA	1.29%	Pay	10/23/2029	JPY	563,684,000	70,187	69,848	339
5 Year Interest Rate Swap Option*	GSC	1.44%	Pay	01/04/2030	JPY	1,104,662,000	124,184	127,863	(3,679)
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	995,000	90,339	85,811	4,528
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	267,961	254,797	13,164
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	2,952,000	267,870	254,316	13,554
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,895,000	627,504	603,710	23,794
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	627,464	602,053	25,411
10 Year Interest Rate Swap Option*	BOA	2.60%	Pay	03/20/2034	EUR	6,900,000	628,596	611,100	17,496
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	523,628	477,513	46,115
10 Year Interest Rate Swap Option*	MSC	2.49%	Pay	09/18/2034	EUR	5,490,000	523,927	478,651	45,276
							$3,985,228	$3,831,233	$153,995
Total purchased OTC swaption contracts							$7,428,657	$7,662,538	$(233,881)

*	Swaptions with forward premiums.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	928	06/16/2025	$68,342,863	$1,604,869
Canadian 10-Years Bond Future	1,327	06/19/2025	119,031,496	(564,726)
Euro-BOBL Future	3,002	06/06/2025	406,839,766	2,793,792
Euro-BTP Future	288	06/06/2025	35,298,172	98,492
Euro-BTP Italian Bond Future	28	06/06/2025	3,815,576	33,834
Euro-BUND Future	283	06/06/2025	42,248,232	419,335
Euro-Schatz Future	373	06/06/2025	45,454,052	24,736
The accompanying notes are an integral part of these financial statements.

157

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts – (continued):
KFE 3-Year Bond Future	235	06/17/2025	$17,831,235	$143,083
U.S. Treasury 2-Year Note Future	627	06/30/2025	130,509,071	287,196
U.S. Treasury 5-Year Note Future	767	06/30/2025	83,752,805	509,163
U.S. Treasury 10-Year Note Future	1,695	06/18/2025	190,210,781	748,167
U.S. Treasury 10-Year Ultra Future	772	06/18/2025	88,574,938	(112,909)
Total				$5,985,032
Short position contracts:
Australian 3-Year Bond Future	(4,929)	06/16/2025	$(339,886,836)	$(4,290,582)
Australian Bank Accepted Bills Future	(3,458)	12/11/2025	(2,198,327,194)	(2,875,458)
Euro BUXL 30-Year Bond Future	(315)	06/06/2025	(44,284,826)	(644,586)
French Government Bond Future	(70)	06/06/2025	(9,963,194)	(252,912)
Japanese 10-Years Bond Future	(132)	06/13/2025	(129,848,930)	(2,249,689)
Long Gilt Future	(568)	06/26/2025	(70,792,211)	(954,260)
U.S. Treasury Long Bond Future	(164)	06/18/2025	(19,126,500)	365,693
U.S. Treasury Ultra Bond Future	(77)	06/18/2025	(9,319,406)	(187,277)
Total				$(11,089,071)
Total futures contracts				$(5,104,039)

OTC Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on single-name issues:
Sell protection:
NCL Corp. Ltd. (B+)	GSC(2)	USD	3,270,000	5.00%	12/20/2026	Quarterly	$120,179	$—	$207,941	$87,762
NCL Corp. Ltd. (B+)	GSC(2)	USD	2,285,000	5.00%	12/20/2026	Quarterly	83,847	—	145,305	61,458
NCL Corp. Ltd. (B+)	GSC(2)	USD	980,000	5.00%	12/20/2026	Quarterly	36,074	—	62,319	26,245
Total OTC credit default swap contracts							$240,100	$—	$415,565	$175,465

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)	At April 30, 2025, the counterparty had deposited in a segregated account securities with a value of $311,161 in connection with OTC Swap Contracts.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.S43.V1	USD	20,226,000	(1.00%)	06/20/2030	Quarterly	$1,015,272	$—	$872,591	$(142,681)
CDX.NA.HY.S44.V1	USD	44,910,000	(5.00%)	06/20/2030	Quarterly	—	(1,134,501)	(1,805,330)	(670,829)
Total centrally cleared credit default swap contracts						$1,015,272	$(1,134,501)	$(932,739)	$(813,510)

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
1 Mo. MXN TIIE	7.82% Fixed	MXN	88,265,000	06/12/2030	Lunar	$—	$—	$26,637	$26,637
0.75% Fixed	12 Mo. JPY TONAR	JPY	729,871,000	04/15/2029	Annual	—	(2,169)	5,987	8,156
0.91% Fixed	12 Mo. JPY TONAR	JPY	2,513,047,000	09/15/2030	Annual	356	—	(13,155)	(13,511)
4.00% Fixed	12 Mo. SONIA	GBP	23,117,000	09/17/2030	Annual	1,577	—	(546,326)	(547,903)
The accompanying notes are an integral part of these financial statements.

158

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025 – (continued)
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
12 Mo. SONIA	4.44% Fixed	GBP	12,088,000	09/18/2035	Annual	$14,888	$—	$33,476	$18,588
12 Mo. USD CPI	2.52% Fixed	USD	23,909,000	03/03/2030	At Maturity	—	(8,121)	125,330	133,451
2.49% Fixed	12 Mo. USD CPI	USD	23,909,000	03/03/2035	At Maturity	—	(17,195)	(250,103)	(232,908)
12 Mo. USD SOFR	2.49% Fixed	USD	27,879,000	11/29/2029	At Maturity	—	(42,554)	(103,113)	(60,559)
3.66% Fixed	12 Mo. USD SOFR	GBP	18,258,000	06/16/2030	Annual	—	(26,864)	805	27,669
3.75% Fixed	12 Mo. USD SOFR	USD	29,076,000	09/17/2030	Annual	—	(15,518)	(553,678)	(538,160)
4.06% Fixed	12 Mo. USD SOFR	USD	59,723,000	01/31/2032	Annual	—	(12,239)	(2,112,875)	(2,100,636)
2.49% Fixed	12 Mo. USD SOFR	USD	27,879,000	11/29/2034	At Maturity	—	(7,241)	(116,483)	(109,242)
12 Mo. USD SOFR	3.69% Fixed	USD	10,569,000	03/20/2035	Annual	—	(170,740)	(113,210)	57,530
3.81% Fixed	12 Mo. USD SOFR	GBP	5,763,000	06/18/2035	Annual	—	(30,695)	79,019	109,714
12 Mo. USD SOFR	1.13% Fixed	JPY	926,389,000	06/18/2035	Annual	7,131	—	42,470	35,339
3.84% Fixed	12 Mo. USD SOFR	USD	7,233,000	09/17/2035	Annual	4,476	—	(120,730)	(125,206)
3 Mo. AUD BBSW	3.84% Fixed	AUD	30,693,000	09/16/2029	Quarterly	—	(23,415)	266,011	289,426
3 Mo. NZD NZDBBR	3.78% Fixed	NZD	34,149,000	12/16/2029	Semi-Annual	14,029	—	118,822	104,793
3 Mo. NZD NZDBBR	3.66% Fixed	NZD	25,722,000	06/18/2030	Semi-Annual	24,575	—	159,705	135,130
3 Mo. NZD NZDBBR	4.69% Fixed	NZD	27,643,000	12/19/2034	Semi-Annual	51,787	—	125,038	73,251
3 Mo. NZD NZDBBR	4.22% Fixed	NZD	12,670,000	09/17/2035	Semi-Annual	—	(10,973)	147,810	158,783
3 Mo. SEK STIBOR	2.41% Fixed	SEK	1,918,488,000	03/19/2030	Annual	—	(743,777)	1,104,721	1,848,498
3 Mo. SEK STIBOR	2.22% Fixed	SEK	234,997,000	06/16/2030	Annual	20,810	—	(166,701)	(187,511)
3 Mo. SEK STIBOR	2.69% Fixed	SEK	158,164,000	09/17/2030	Annual	—	(73,734)	273,894	347,628
3 Mo. SEK STIBOR	2.91% Fixed	SEK	69,510,000	09/17/2035	Annual	—	(2,530)	173,268	175,798
8.76% Fixed	3 Mo. ZAR JIBAR	ZAR	48,239,000	06/18/2035	Quarterly	—	—	—	—
6 Mo. AUD BBSW	4.06% Fixed	AUD	23,668,000	09/17/2030	Semi-Annual	—	(5,133)	326,747	331,880
6 Mo. AUD BBSW	4.59% Fixed	AUD	24,446,000	09/19/2034	Semi-Annual	—	(24,814)	68,888	93,702
6 Mo. AUD BBSW	4.16% Fixed	AUD	9,955,000	09/17/2035	Semi-Annual	2,031	—	55,111	53,080
3.00% Fixed	6 Mo. CAD CDOR	CAD	27,401,000	09/16/2029	Semi-Annual	46,209	—	(331,730)	(377,939)
2.50% Fixed	6 Mo. CAD CDOR	CAD	40,088,000	09/17/2030	Semi-Annual	20,437	—	(92,563)	(113,000)
6 Mo. CAD CDOR	3.41% Fixed	CAD	20,921,000	09/19/2034	Semi-Annual	—	(48,066)	177,702	225,768
3.03% Fixed	6 Mo. CAD CDOR	CAD	13,794,000	03/20/2035	Semi-Annual	86,247	—	71,952	(14,295)
2.78% Fixed	6 Mo. CAD CDOR	CAD	9,190,000	06/18/2035	Semi-Annual	—	(5,332)	10,901	16,233
5.64% Fixed	6 Mo. CLP CLICP	CLP	2,510,085,000	03/19/2035	Semi-Annual	—	—	(140,952)	(140,952)
5.75% Fixed	6 Mo. CLP CLICP	CLP	2,510,086,000	03/19/2035	Semi-Annual	—	—	(165,130)	(165,130)
6 Mo. EUR EURIBOR	2.34% Fixed	EUR	20,390,000	06/16/2030	Annual	2,013	—	28,608	26,595
6 Mo. EUR EURIBOR	2.53% Fixed	EUR	13,299,000	09/17/2030	Annual	—	(12,844)	280,022	292,866
6 Mo. EUR EURIBOR	0.53% Fixed	EUR	15,256,400	09/16/2031	Annual	57,269	—	(1,413,475)	(1,470,744)
6 Mo. EUR EURIBOR	3.00% Fixed	EUR	13,089,504	04/17/2036	Annual	—	(9,026)	13,310	22,336
6 Mo. EUR EURIBOR	2.94% Fixed	EUR	7,685,000	06/21/2036	Annual	—	(7,829)	(866)	6,963
3.01% Fixed	6 Mo. EUR EURIBOR	EUR	13,978,006	04/15/2038	Annual	—	(2,985)	(20,064)	(17,079)
2.94% Fixed	6 Mo. EUR EURIBOR	EUR	8,180,000	06/18/2038	Annual	7,330	—	(2,727)	(10,057)
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	10,659,350	09/17/2051	Annual	—	(278,555)	2,054,971	2,333,526
0.63% Fixed	6 Mo. EUR EURIBOR	EUR	4,753,000	06/15/2072	Annual	—	(86,134)	2,570,206	2,656,340
1.16% Fixed	6 Mo. EUR EURIBOR	EUR	887,500	06/15/2072	Annual	—	(17,853)	324,698	342,551
6 Mo. HUF BUBOR	7.06% Fixed	HUF	2,043,740,000	06/18/2035	Annual	—	—	304,111	304,111
3.75% Fixed	6 Mo. NOK NIBOR	NOK	976,711,000	09/18/2029	Annual	—	(724,095)	(1,158,677)	(434,582)
3.59% Fixed	6 Mo. NOK NIBOR	NOK	213,893,000	12/16/2029	Annual	—	(12,673)	63,814	76,487
3.97% Fixed	6 Mo. NOK NIBOR	NOK	313,714,000	09/17/2030	Annual	30,819	—	(254,801)	(285,620)
3.59% Fixed	6 Mo. NOK NIBOR	NOK	78,379,000	06/18/2035	Annual	—	(1,699)	170,242	171,941
BZDIOVRA	14.92% Fixed	BRL	11,070,541	01/02/2029	At Maturity	—	—	103,025	103,025
BZDIOVRA	14.75% Fixed	BRL	10,808,408	01/02/2029	At Maturity	—	—	88,520	88,520
BZDIOVRA	14.74% Fixed	BRL	10,810,201	01/02/2029	At Maturity	—	—	88,184	88,184
BZDIOVRA	14.07% Fixed	BRL	18,943,753	01/02/2031	At Maturity	—	—	77,556	77,556
Total centrally cleared interest rate swaps contracts						$391,984	$(2,424,803)	$1,884,202	$3,917,021

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
404,840,404	AUD	254,668,408	USD	BCLY	05/07/2025	$4,666,346
81,245,000	AUD	50,525,408	USD	GSC	05/07/2025	1,518,931
132,450,000	AUD	83,484,706	USD	RBC	05/07/2025	1,360,798
36,445,000	AUD	22,497,578	USD	MSC	05/07/2025	848,548
29,470,000	AUD	18,267,660	USD	JPM	05/07/2025	610,382
28,818,000	AUD	18,109,741	USD	SSG	05/07/2025	350,643
The accompanying notes are an integral part of these financial statements.

159

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
8,505,000	AUD	5,213,944	USD	TDB	05/07/2025	$234,233
16,725,000	AUD	10,497,142	USD	CBK	05/07/2025	216,645
6,267,000	AUD	3,824,987	USD	BOA	05/07/2025	189,560
10,185,000	AUD	6,365,395	USD	BNP	05/07/2025	158,966
2,945,000	AUD	1,760,845	USD	NOM	05/07/2025	125,678
2,795,000	AUD	1,719,255	USD	SCB	05/07/2025	71,181
2,795,000	AUD	1,747,825	USD	ANZ	05/07/2025	42,610
5,415,000	AUD	3,436,435	USD	DEUT	05/07/2025	32,334
36,939,000	AUD	23,742,099	USD	WEST	05/07/2025	(79,524)
10,395,000	AUD	6,620,212	USD	DEUT	06/03/2025	40,699
2,715,000	AUD	1,734,328	USD	GSC	06/03/2025	5,390
2,715,000	AUD	1,736,020	USD	RBC	06/03/2025	3,699
11,715,000	AUD	7,503,261	USD	BCLY	06/03/2025	3,478
795,000	AUD	508,250	USD	BNP	06/03/2025	1,170
3,330,000	AUD	2,044,151	USD	GSC	06/18/2025	90,032
725,000	AUD	459,098	USD	MSC	06/18/2025	5,551
1,455,000	AUD	930,228	USD	SSG	06/18/2025	2,275
40,000	AUD	25,704	USD	JPM	06/18/2025	(68)
74,485,000	BRL	12,732,926	USD	CBK	05/05/2025	376,081
106,940,000	BRL	18,531,547	USD	JPM	05/05/2025	289,385
5,360,000	BRL	926,390	USD	BOA	05/05/2025	16,945
2,530,000	BRL	430,378	USD	BNP	05/05/2025	14,890
10,045,000	BRL	1,777,606	USD	BCLY	05/05/2025	(9,733)
100,175,000	BRL	17,568,166	USD	UBS	06/03/2025	(67,354)
134,878,000	CAD	94,927,665	USD	JPM	05/07/2025	2,943,561
168,290,000	CAD	119,776,877	USD	RBC	05/07/2025	2,339,025
100,000,000	CAD	72,210,560	USD	WEST	05/07/2025	352,219
23,379,000	CAD	16,626,093	USD	BCLY	05/07/2025	338,358
17,405,000	CAD	12,321,425	USD	TDB	05/07/2025	308,128
6,560,000	CAD	4,626,106	USD	MSC	05/07/2025	134,012
11,598,000	CAD	8,323,233	USD	BNP	05/07/2025	92,598
6,147,000	CAD	4,431,779	USD	CBK	05/07/2025	28,655
5,530,000	CAD	3,991,094	USD	WFB	05/07/2025	21,628
5,080,000	CAD	3,678,417	USD	DEUT	06/03/2025	12,913
18,745,000	CAD	13,253,711	USD	GSC	06/18/2025	377,654
1,320,000	CAD	955,158	USD	MSC	06/18/2025	4,746
160,000	CAD	112,391	USD	TDB	06/18/2025	3,961
145,000	CAD	105,173	USD	SSG	06/18/2025	271
60,000	CAD	43,479	USD	JPM	06/18/2025	153
110,535,000	CHF	126,178,169	USD	BCLY	05/07/2025	7,858,725
9,420,000	CHF	10,821,618	USD	BNP	05/07/2025	601,259
7,490,000	CHF	8,709,259	USD	TDB	05/07/2025	373,260
12,160,000	CHF	14,388,832	USD	MSC	05/07/2025	356,621
6,000,000	CHF	7,081,089	USD	CBK	05/07/2025	194,627
2,285,000	CHF	2,605,028	USD	CIBC	05/07/2025	165,808
11,570,000	CHF	13,884,231	USD	RBC	05/07/2025	145,778
3,040,000	CHF	3,559,218	USD	UBS	05/07/2025	127,146
1,550,000	CHF	1,767,424	USD	BOA	05/07/2025	112,136
2,940,000	CHF	3,505,424	USD	SSG	05/07/2025	59,677
4,410,000	CHF	5,304,366	USD	JPM	05/07/2025	43,285
2,935,000	CHF	3,525,413	USD	GSC	05/07/2025	33,626
620,000	CHF	752,889	USD	JPM	06/03/2025	1,411
345,000	CHF	419,099	USD	BCLY	06/03/2025	633
1,440,000	CHF	1,751,769	USD	RBC	06/03/2025	152
2,610,000	CHF	3,081,509	USD	GSC	06/18/2025	100,050
25,000	CHF	30,467	USD	JPM	06/18/2025	8
20,000	CHF	24,732	USD	SSG	06/18/2025	(352)
740,000	CHF	912,248	USD	MSC	06/18/2025	(10,197)
6,990,900,000	CLP	7,252,347	USD	GSC	05/07/2025	129,884
1,753,400,000	CLP	1,786,996	USD	BOA	05/07/2025	64,555
2,697,300,000	CLP	2,825,870	USD	MSC	05/07/2025	22,418
2,658,500,000	CLP	2,820,118	USD	CBK	05/07/2025	(12,802)
5,688,094,000	CLP	6,015,646	USD	MSC	06/03/2025	(10,073)
143,838,000	CNH	19,735,937	USD	JPM	05/07/2025	62,142
25,385,000	CNH	3,484,415	USD	CBK	05/07/2025	9,615
The accompanying notes are an integral part of these financial statements.

160

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
31,846,000	CNH	4,377,065	USD	BCLY	05/07/2025	$6,266
10,204,000	CNH	1,405,247	USD	BNP	05/07/2025	(753)
98,224,000	CNH	13,544,396	USD	SSG	05/07/2025	(24,696)
12,541,000	CNH	1,798,388	USD	JPM	05/22/2025	(70,007)
4,831,000	CNH	666,040	USD	BCLY	06/03/2025	365
4,314,000	CNH	595,146	USD	JPM	06/03/2025	(58)
12,628,000	CNH	1,815,764	USD	GSC	06/20/2025	(71,625)
102,971,000	CNY	14,194,702	USD	SSG	06/03/2025	20,052
46,512,800,000	COP	10,949,607	USD	BNP	05/07/2025	47,223
60,546,739,000	COP	14,554,155	USD	CBK	05/07/2025	(239,337)
78,015,039,000	COP	18,516,374	USD	CBK	06/03/2025	(146,279)
99,332,000	CZK	4,298,484	USD	CBK	05/07/2025	211,543
55,480,000	CZK	2,409,367	USD	SSG	05/07/2025	109,623
81,405,000	CZK	3,647,953	USD	BCLY	05/07/2025	48,124
21,370,000	CZK	947,454	USD	BNP	05/07/2025	22,821
85,792,000	CZK	3,924,611	USD	BCLY	06/03/2025	(26,751)
453,504,000	EUR	496,532,964	USD	DEUT	05/07/2025	17,436,957
132,214,000	EUR	143,722,954	USD	MSC	05/07/2025	6,119,207
169,115,000	EUR	187,837,446	USD	JPM	05/07/2025	3,825,746
66,454,000	EUR	73,592,120	USD	BCLY	05/07/2025	1,722,229
18,698,000	EUR	20,713,300	USD	BNP	05/07/2025	477,714
15,355,000	EUR	17,100,796	USD	CBK	05/07/2025	301,494
3,240,000	EUR	3,550,959	USD	RBC	05/07/2025	121,032
2,409,000	EUR	2,612,980	USD	SGG	05/07/2025	117,214
11,852,000	EUR	13,317,523	USD	CAG	05/07/2025	114,711
10,814,000	EUR	12,182,949	USD	TDB	05/07/2025	72,887
9,562,000	EUR	10,764,711	USD	UBS	05/07/2025	72,196
95,187,000	EUR	107,929,549	USD	GSC	05/07/2025	(51,217)
123,000	EUR	140,350	USD	DEUT	05/30/2025	(749)
3,063,000	EUR	3,476,482	USD	BCLY	06/03/2025	643
552,000	EUR	627,761	USD	JPM	06/03/2025	(1,129)
614,000	EUR	698,278	USD	BNP	06/03/2025	(1,264)
30,681,000	EUR	34,857,939	USD	CBK	06/03/2025	(28,791)
45,959,000	EUR	52,540,329	USD	GSC	06/03/2025	(367,558)
347,382,000	EUR	396,918,152	USD	DEUT	06/03/2025	(2,569,241)
10,487,000	EUR	11,501,093	USD	GSC	06/18/2025	415,902
6,292,000	EUR	6,905,879	USD	TDB	06/18/2025	244,090
122,000	EUR	140,503	USD	SSG	06/18/2025	(1,867)
41,328,000	GBP	53,882,406	USD	JPM	05/07/2025	1,195,076
21,984,000	GBP	28,756,887	USD	GSC	05/07/2025	541,010
10,937,000	GBP	14,047,143	USD	RBC	05/07/2025	528,507
17,439,000	GBP	22,780,250	USD	BNP	05/07/2025	460,562
15,599,000	GBP	20,532,732	USD	CBK	05/07/2025	255,927
4,065,000	GBP	5,252,821	USD	DEUT	05/07/2025	164,571
6,589,000	GBP	8,706,557	USD	MSC	05/07/2025	74,550
1,972,000	GBP	2,561,120	USD	UBS	05/07/2025	66,947
3,679,000	GBP	4,846,531	USD	WFB	05/07/2025	56,442
57,774,000	GBP	76,972,271	USD	BCLY	05/07/2025	22,659
574,000	GBP	767,498	USD	JPM	06/03/2025	(2,435)
1,301,000	GBP	1,744,153	USD	RBC	06/03/2025	(10,099)
32,089,000	GBP	43,033,121	USD	BCLY	06/03/2025	(262,905)
10,891,000	GBP	14,076,421	USD	UBS	06/18/2025	440,734
60,000	GBP	77,461	USD	GSC	06/18/2025	2,516
97,000	GBP	129,811	USD	SSG	06/18/2025	(515)
134,490,000	HKD	17,347,057	USD	SCB	05/12/2025	(3,503)
54,170,000	HKD	6,991,491	USD	GSC	06/18/2025	(2,095)
23,434,693,000	HUF	65,225,782	USD	BCLY	05/07/2025	394,115
3,210,631,000	HUF	8,654,888	USD	DEUT	05/07/2025	335,256
1,479,700,000	HUF	3,970,011	USD	MSC	05/07/2025	173,323
1,241,500,000	HUF	3,334,229	USD	UBS	05/07/2025	142,118
1,316,400,000	HUF	3,553,705	USD	SSG	05/07/2025	132,370
404,400,000	HUF	1,082,631	USD	BNP	05/07/2025	49,736
949,500,000	HUF	2,629,825	USD	BOA	05/07/2025	28,886
185,900,000	HUF	512,978	USD	JPM	05/07/2025	7,564
246,500,000	HUF	694,372	USD	BCLY	06/03/2025	(5,101)
The accompanying notes are an integral part of these financial statements.

161

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
21,517,000,000	IDR	1,286,133	USD	BOA	05/07/2025	$9,643
32,170,000,000	IDR	1,935,387	USD	BCLY	06/03/2025	(70)
20,864,000	ILS	5,626,762	USD	BCLY	05/07/2025	107,266
82,770,000	ILS	22,681,376	USD	CBK	05/07/2025	66,209
6,855,000	ILS	1,865,408	USD	BOA	05/07/2025	18,544
1,990,000	ILS	528,440	USD	BNP	05/07/2025	18,469
1,455,000	ILS	384,991	USD	JPM	05/07/2025	14,885
143,000	ILS	39,576	USD	CBK	06/03/2025	(247)
1,579,395,000	INR	18,337,552	USD	GSC	05/07/2025	346,051
1,579,395,000	INR	18,451,393	USD	UBS	06/03/2025	196,252
62,806,160,000	JPY	419,070,650	USD	BCLY	05/07/2025	20,539,214
13,829,200,000	JPY	94,891,651	USD	BNP	05/07/2025	1,905,424
14,036,500,000	JPY	97,184,366	USD	NOM	05/07/2025	1,063,701
3,619,700,000	JPY	24,602,066	USD	CBK	05/07/2025	733,917
5,883,300,000	JPY	40,575,406	USD	MSC	05/07/2025	604,580
4,589,600,000	JPY	31,660,929	USD	RBC	05/07/2025	463,838
3,519,600,000	JPY	24,329,154	USD	JPM	05/07/2025	306,183
787,300,000	JPY	5,335,753	USD	CAG	05/07/2025	174,930
280,900,000	JPY	1,868,534	USD	DEUT	05/07/2025	97,618
264,800,000	JPY	1,783,476	USD	BOA	05/07/2025	69,984
205,391,000	JPY	1,373,413	USD	CIBC	05/07/2025	64,215
263,700,000	JPY	1,799,316	USD	SCB	05/07/2025	46,444
16,477,100,000	JPY	115,294,803	USD	GSC	05/07/2025	36,175
506,500,000	JPY	3,509,358	USD	SSG	05/07/2025	35,874
335,277,000	JPY	2,351,378	USD	UBS	05/07/2025	(4,616)
493,000,000	JPY	3,475,525	USD	TDB	05/07/2025	(24,786)
41,800,000	JPY	293,626	USD	BNP	06/03/2025	(157)
248,900,000	JPY	1,753,547	USD	RBC	06/03/2025	(6,074)
7,481,000,000	JPY	52,606,745	USD	GSC	06/03/2025	(84,260)
5,015,000,000	JPY	35,375,321	USD	NOM	06/03/2025	(166,089)
1,212,500,000	JPY	8,298,955	USD	GSC	06/18/2025	228,073
474,300,000	JPY	3,334,241	USD	MSC	06/18/2025	1,321
154,100,000	JPY	1,101,905	USD	SSG	06/18/2025	(18,181)
380,538,191,000	KRW	263,392,883	USD	BNP	05/07/2025	4,425,786
15,440,205,000	KRW	10,607,008	USD	CBK	05/07/2025	259,641
12,111,735,000	KRW	8,362,726	USD	MSC	05/07/2025	161,383
7,647,300,000	KRW	5,246,829	USD	BCLY	05/07/2025	135,258
4,235,410,000	KRW	2,917,809	USD	JPM	05/07/2025	63,027
4,930,760,000	KRW	3,455,523	USD	GSC	05/07/2025	14,693
245,820,000	KRW	170,790	USD	BNP	06/04/2025	2,548
1,511,681,000	MXN	74,098,486	USD	UBS	05/07/2025	2,911,009
931,900,000	MXN	45,800,085	USD	BOA	05/07/2025	1,673,654
419,809,000	MXN	20,628,672	USD	CBK	05/07/2025	757,639
310,525,000	MXN	15,230,595	USD	SSG	05/07/2025	588,465
186,040,000	MXN	9,157,813	USD	BCLY	05/07/2025	319,613
150,858,000	MXN	7,491,209	USD	JPM	05/07/2025	193,942
36,470,000	MXN	1,751,732	USD	MSC	05/07/2025	106,158
20,990,000	MXN	1,039,902	USD	GSC	05/07/2025	29,390
9,798,000	MXN	487,638	USD	BNP	05/07/2025	11,501
10,260,000	MXN	521,306	USD	BCLY	06/03/2025	(541)
85,085,000	NOK	7,934,517	USD	BOA	05/07/2025	244,079
38,710,000	NOK	3,527,771	USD	RBC	05/07/2025	193,136
53,161,000	NOK	4,956,831	USD	BNP	05/07/2025	153,147
33,950,000	NOK	3,146,984	USD	CBK	05/07/2025	116,380
64,792,000	NOK	6,139,560	USD	UBS	05/07/2025	88,417
11,880,000	NOK	1,098,014	USD	JPM	05/07/2025	43,923
98,549,000	NOK	9,432,076	USD	CAG	05/07/2025	40,715
66,899,000	NOK	6,422,726	USD	GSC	05/07/2025	7,783
4,460,000	NOK	427,536	USD	DEUT	05/07/2025	1,171
2,750,605,000	NOK	265,893,383	USD	BCLY	05/07/2025	(1,497,934)
51,140,000	NOK	4,683,779	USD	GSC	06/18/2025	231,997
11,190,000	NOK	1,061,947	USD	TDB	06/18/2025	13,680
90,432,000	NZD	51,801,102	USD	BCLY	05/07/2025	1,925,988
25,240,000	NZD	14,305,098	USD	BOA	05/07/2025	690,388
15,260,000	NZD	8,539,343	USD	SSG	05/07/2025	526,865
The accompanying notes are an integral part of these financial statements.

162

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
6,210,000	NZD	3,528,958	USD	CBK	05/07/2025	$160,502
6,150,000	NZD	3,493,833	USD	RBC	05/07/2025	159,979
6,135,000	NZD	3,538,932	USD	WEST	05/07/2025	105,969
3,805,000	NZD	2,197,215	USD	JPM	05/07/2025	63,396
275,000	NZD	161,611	USD	MSC	05/07/2025	1,771
2,920,000	NZD	1,741,821	USD	GSC	05/07/2025	(7,002)
9,820,000	NZD	5,460,156	USD	GSC	06/18/2025	381,704
90,000	NZD	53,030	USD	MSC	06/18/2025	511
1,830,000	NZD	1,099,162	USD	SSG	06/18/2025	(10,506)
23,345,000	PEN	6,376,843	USD	CBK	05/07/2025	(10,257)
106,390,000	PHP	1,841,008	USD	BCLY	05/07/2025	63,302
116,890,000	PHP	2,046,394	USD	BOA	05/07/2025	45,860
223,280,000	PHP	3,975,783	USD	BCLY	06/03/2025	18,020
157,396,757	PLN	41,233,266	USD	BCLY	05/07/2025	397,684
32,130,000	PLN	8,289,821	USD	BNP	05/07/2025	208,464
7,365,000	PLN	1,904,517	USD	BOA	05/07/2025	43,502
8,635,000	PLN	2,242,712	USD	MSC	05/07/2025	41,219
1,965,000	PLN	519,817	USD	UBS	06/03/2025	(465)
89,540,000	PLN	23,910,202	USD	BCLY	06/03/2025	(244,666)
272,120,000	SEK	27,401,603	USD	BCLY	05/07/2025	764,066
258,090,000	SEK	26,327,555	USD	GSC	05/07/2025	385,945
74,330,000	SEK	7,458,211	USD	SSG	05/07/2025	235,285
120,010,000	SEK	12,206,470	USD	JPM	05/07/2025	215,115
51,830,000	SEK	5,229,550	USD	RBC	05/07/2025	135,093
52,240,000	SEK	5,284,925	USD	BNP	05/07/2025	122,155
34,640,000	SEK	3,469,638	USD	MSC	05/07/2025	115,762
23,860,000	SEK	2,423,423	USD	UBS	05/07/2025	46,196
5,270,000	SEK	529,925	USD	BOA	05/07/2025	15,544
2,854,148,000	SEK	297,307,083	USD	DEUT	05/07/2025	(1,889,656)
5,040,000	SEK	522,425	USD	JPM	06/03/2025	101
9,000,000	SEK	939,031	USD	DEUT	06/03/2025	(5,949)
5,850,000	SEK	593,175	USD	GSC	06/18/2025	13,916
240,000	SEK	23,947	USD	TDB	06/18/2025	960
80,000	SEK	8,343	USD	JPM	06/18/2025	(41)
760,000	SEK	80,105	USD	SSG	06/18/2025	(1,235)
30,467,693	SGD	23,016,198	USD	JPM	05/07/2025	321,306
7,755,000	SGD	5,831,117	USD	BCLY	05/07/2025	109,024
12,695,000	SGD	9,651,904	USD	SSG	05/07/2025	72,154
4,443,000	SGD	3,342,789	USD	BNP	05/07/2025	60,439
1,680,000	SGD	1,264,666	USD	UBS	05/07/2025	22,174
5,670,000	SGD	4,334,763	USD	GSC	05/07/2025	8,317
2,520,000	SGD	1,930,058	USD	GSC	06/03/2025	3,059
2,167,693	SGD	1,663,093	USD	WFB	06/03/2025	(235)
1,092,626,000	THB	32,492,855	USD	BCLY	05/07/2025	232,744
60,820,000	THB	1,752,066	USD	GSC	05/07/2025	69,574
67,340,000	THB	1,990,623	USD	JPM	05/07/2025	26,300
180,365,000	TWD	5,487,222	USD	BCLY	05/07/2025	155,532
409,775,000	TWD	12,711,197	USD	GSC	05/07/2025	108,694
101,988,000	TWD	3,187,125	USD	BOA	06/03/2025	10,853
670,890,000	ZAR	34,898,660	USD	CBK	05/07/2025	1,148,408
472,450,000	ZAR	24,913,283	USD	BOA	05/07/2025	471,560
85,900,000	ZAR	4,492,720	USD	GSC	05/07/2025	122,706
103,312,000	ZAR	5,464,306	USD	SCB	05/07/2025	86,670
55,230,000	ZAR	2,968,735	USD	DEUT	05/07/2025	(1,215)
9,910,000	ZAR	536,764	USD	BCLY	05/07/2025	(4,297)
16,350,000	ZAR	885,179	USD	JPM	05/07/2025	(6,690)
66,780,000	ZAR	3,619,927	USD	BNP	05/07/2025	(31,823)
1,832,051,000	ZAR	98,664,456	USD	MSC	05/07/2025	(227,951)
474,988,000	ZAR	26,008,683	USD	UBS	05/07/2025	(487,473)
528,228,000	ZAR	28,424,264	USD	MSC	06/03/2025	(102,724)
3,430,866	USD	5,490,000	AUD	BOA	05/07/2025	(85,947)
15,656,865	USD	24,625,000	AUD	UBS	05/07/2025	(117,546)
5,365,369	USD	8,600,000	AUD	SCB	05/07/2025	(143,663)
12,602,234	USD	19,950,000	AUD	DEUT	05/07/2025	(177,440)
24,812,120	USD	39,156,000	AUD	SSG	05/07/2025	(270,633)
The accompanying notes are an integral part of these financial statements.

163

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
9,751,183	USD	15,705,000	AUD	TDB	05/07/2025	$(309,206)
26,312,045	USD	41,920,000	AUD	GSC	05/07/2025	(541,286)
26,196,024	USD	42,020,000	AUD	MSC	05/07/2025	(721,363)
40,419,829	USD	64,825,000	AUD	JPM	05/07/2025	(1,106,104)
136,708,690	USD	216,085,000	AUD	RBC	05/07/2025	(1,712,152)
57,174,100	USD	92,269,000	AUD	BNP	05/07/2025	(1,932,053)
74,384,073	USD	119,275,000	AUD	CBK	05/07/2025	(2,021,722)
240,361,791	USD	382,009,000	AUD	BCLY	05/07/2025	(4,347,503)
292,996	USD	460,000	AUD	BNP	06/03/2025	(1,763)
756,050	USD	1,183,000	AUD	JPM	06/03/2025	(1,994)
4,028,913	USD	6,295,000	AUD	BCLY	06/03/2025	(4,799)
3,502,823	USD	5,475,000	AUD	GSC	06/03/2025	(5,449)
7,006,916	USD	10,950,000	AUD	DEUT	06/03/2025	(9,628)
22,323	USD	35,000	AUD	TDB	06/18/2025	(108)
5,210,356	USD	8,280,000	AUD	ANZ	06/18/2025	(96,261)
419,608	USD	2,425,000	BRL	BOA	05/05/2025	(7,180)
393,773	USD	2,295,000	BRL	BCLY	05/05/2025	(10,137)
1,034,537	USD	5,970,000	BRL	JPM	05/05/2025	(16,155)
1,922,541	USD	11,375,000	BRL	GSC	05/05/2025	(79,405)
13,164,939	USD	78,205,000	BRL	CBK	05/05/2025	(598,770)
190,282	USD	1,085,000	BRL	UBS	06/03/2025	730
3,631,550	USD	5,035,000	CAD	BOA	05/07/2025	(21,986)
1,795,456	USD	2,520,000	CAD	CIBC	05/07/2025	(33,126)
1,771,577	USD	2,495,000	CAD	MSC	05/07/2025	(38,864)
2,748,466	USD	3,887,000	CAD	BNP	05/07/2025	(72,049)
3,013,272	USD	4,260,000	CAD	UBS	05/07/2025	(77,902)
8,816,839	USD	12,339,000	CAD	RBC	05/07/2025	(136,683)
5,227,407	USD	7,420,000	CAD	TDB	05/07/2025	(156,751)
7,053,146	USD	9,980,000	CAD	CBK	05/07/2025	(188,620)
13,564,617	USD	19,010,000	CAD	BCLY	05/07/2025	(229,566)
13,098,027	USD	18,429,000	CAD	JPM	05/07/2025	(274,567)
70,692,961	USD	100,000,000	CAD	WFB	05/07/2025	(1,869,819)
88,093,990	USD	125,784,158	CAD	SSG	05/07/2025	(3,178,492)
39,619,528	USD	56,000,000	CAD	BOA	05/22/2025	(1,048,481)
419,768	USD	580,000	CAD	BCLY	06/03/2025	(1,683)
510,581	USD	705,000	CAD	BNP	06/03/2025	(1,700)
1,155,578	USD	1,595,000	CAD	JPM	06/03/2025	(3,411)
3,506,682	USD	4,845,000	CAD	TDB	06/03/2025	(13,887)
3,503,152	USD	4,845,000	CAD	DEUT	06/03/2025	(17,417)
17,430,684	USD	25,000,000	CAD	CBK	06/18/2025	(749,318)
79,108,307	USD	113,484,000	CAD	RBC	06/18/2025	(3,417,264)
3,475,130	USD	2,830,000	CHF	CAG	05/07/2025	43,417
1,759,200	USD	1,445,000	CHF	GSC	05/07/2025	6,965
1,746,983	USD	1,465,000	CHF	TDB	05/07/2025	(29,505)
1,801,685	USD	1,525,000	CHF	SCB	05/07/2025	(47,560)
11,871,051	USD	9,880,000	CHF	UBS	05/07/2025	(109,628)
2,656,330	USD	2,330,000	CHF	CIBC	05/07/2025	(169,073)
9,263,516	USD	7,830,000	CHF	BNP	05/07/2025	(231,295)
3,635,618	USD	3,195,000	CHF	WEST	05/07/2025	(238,702)
3,750,424	USD	3,290,000	CHF	BOA	05/07/2025	(239,094)
15,833,187	USD	13,341,000	CHF	BCLY	05/07/2025	(344,367)
15,798,202	USD	13,480,000	CHF	JPM	05/07/2025	(547,908)
17,832,356	USD	15,185,000	CHF	RBC	05/07/2025	(581,270)
21,546,032	USD	18,270,000	CHF	MSC	05/07/2025	(608,527)
87,267,472	USD	76,660,000	CHF	CBK	05/07/2025	(5,691,938)
3,515,192	USD	2,880,000	CHF	RBC	06/03/2025	11,348
1,754,248	USD	1,440,000	CHF	CBK	06/03/2025	2,327
40,136	USD	35,000	CHF	TDB	06/18/2025	(2,529)
5,009,055	USD	4,370,000	CHF	BNP	06/18/2025	(317,923)
7,194,759	USD	6,658,606,000	CLP	CBK	05/07/2025	163,422
6,016,728	USD	5,688,094,000	CLP	MSC	05/07/2025	10,229
1,765,938	USD	1,753,400,000	CLP	GSC	05/07/2025	(85,613)
370,895	USD	350,700,000	CLP	MSC	06/03/2025	621
225,961,293	USD	1,640,070,000	CNH	WFB	05/07/2025	219,578
4,857,155	USD	35,244,000	CNH	SCB	05/07/2025	6,117
The accompanying notes are an integral part of these financial statements.

164

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
518,319	USD	3,769,000	CNH	BNP	05/07/2025	$(452)
10,281,767	USD	75,039,000	CNH	BCLY	05/07/2025	(46,714)
6,428,201	USD	47,073,000	CNH	CBK	05/07/2025	(50,998)
15,353,379	USD	112,263,000	CNH	JPM	05/07/2025	(98,669)
1,774,787	USD	12,541,000	CNH	JPM	05/22/2025	46,406
221,165,837	USD	1,603,961,000	CNH	WFB	06/03/2025	(90,152)
1,778,817	USD	12,628,000	CNH	CBK	06/20/2025	34,678
25,277,825	USD	107,059,539,000	COP	CBK	05/07/2025	(33,824)
336,873	USD	7,735,000	CZK	BNP	05/07/2025	(14,323)
424,190	USD	9,780,000	CZK	UBS	05/07/2025	(19,857)
3,003,264	USD	68,650,000	CZK	CBK	05/07/2025	(113,691)
7,665,698	USD	171,422,000	CZK	BCLY	05/07/2025	(117,472)
2,054,666	USD	44,915,000	CZK	BCLY	06/03/2025	14,005
3,469,253	USD	3,047,000	EUR	TDB	05/07/2025	15,995
4,342,021	USD	3,903,000	EUR	UBS	05/07/2025	(81,367)
5,358,507	USD	4,858,000	EUR	SSG	05/07/2025	(147,213)
3,531,092	USD	3,256,000	EUR	BOA	05/07/2025	(159,032)
6,713,886	USD	6,131,000	EUR	CAG	05/07/2025	(234,564)
7,091,215	USD	6,505,000	EUR	CBA	05/07/2025	(281,099)
79,143,062	USD	70,164,000	EUR	CBK	05/07/2025	(375,940)
17,665,351	USD	15,992,000	EUR	RBC	05/07/2025	(458,871)
16,727,369	USD	15,181,000	EUR	BNP	05/07/2025	(477,721)
41,022,350	USD	36,867,000	EUR	MSC	05/07/2025	(760,147)
37,843,871	USD	34,242,000	EUR	GSC	05/07/2025	(963,633)
25,462,722	USD	23,475,000	EUR	SGG	05/07/2025	(1,142,212)
202,182,157	USD	180,075,000	EUR	BCLY	05/07/2025	(1,902,334)
558,265,682	USD	495,043,000	EUR	DEUT	05/07/2025	(2,781,655)
97,686,582	USD	89,665,000	EUR	JPM	05/07/2025	(3,933,497)
54,691,031	USD	47,930,148	EUR	DEUT	05/30/2025	291,678
127,274,047	USD	111,390,000	EUR	DEUT	06/03/2025	823,842
558,934	USD	491,000	EUR	BCLY	06/03/2025	1,550
762,190	USD	668,000	EUR	MSC	06/18/2025	3,102
119,842	USD	105,000	EUR	JPM	06/18/2025	525
1,826,762	USD	1,668,000	EUR	DEUT	06/18/2025	(68,685)
9,777,318	USD	8,946,000	EUR	GSC	06/18/2025	(388,547)
4,002,828	USD	3,009,000	GBP	CIBC	05/07/2025	(7,242)
8,869,280	USD	6,664,000	GBP	DEUT	05/07/2025	(11,778)
10,491,426	USD	7,969,000	GBP	CAG	05/07/2025	(128,795)
5,445,533	USD	4,186,000	GBP	BNP	05/07/2025	(133,113)
7,013,044	USD	5,402,000	GBP	TDB	05/07/2025	(186,157)
17,322,840	USD	13,189,000	GBP	RBC	05/07/2025	(254,032)
9,742,060	USD	7,509,000	GBP	CBK	05/07/2025	(265,123)
14,212,115	USD	10,907,000	GBP	JPM	05/07/2025	(323,552)
20,570,385	USD	15,705,000	GBP	UBS	05/07/2025	(359,539)
73,268,409	USD	55,275,000	GBP	BCLY	05/07/2025	(396,128)
33,570,702	USD	25,588,000	GBP	GSC	05/07/2025	(530,214)
33,528,263	USD	25,963,000	GBP	MSC	05/07/2025	(1,072,413)
14,932,993	USD	11,228,000	GBP	BCLY	05/30/2025	(32,188)
58,033,780	USD	43,259,000	GBP	BCLY	06/03/2025	375,492
1,741,510	USD	1,301,000	GBP	RBC	06/03/2025	7,456
3,472,873	USD	2,606,000	GBP	CBK	06/03/2025	(566)
184,829	USD	138,000	GBP	JPM	06/18/2025	881
771,485	USD	585,000	GBP	MSC	06/18/2025	(8,291)
4,733,538	USD	3,672,000	GBP	GSC	06/18/2025	(161,052)
8,680,685	USD	67,330,000	HKD	UBS	05/12/2025	(2,053)
8,657,986	USD	67,160,000	HKD	MSC	05/12/2025	(2,829)
6,985,621	USD	54,170,000	HKD	SCB	06/18/2025	(3,774)
229,086	USD	84,598,000	HUF	JPM	05/07/2025	(7,798)
1,528,072	USD	560,400,000	HUF	BNP	05/07/2025	(41,114)
2,820,955	USD	1,040,900,000	HUF	SSG	05/07/2025	(93,687)
5,455,991	USD	2,038,300,000	HUF	DEUT	05/07/2025	(251,489)
76,791,209	USD	28,498,526,000	HUF	BCLY	05/07/2025	(3,008,017)
45,336,676	USD	16,094,384,000	HUF	BCLY	06/03/2025	333,061
1,296,986	USD	21,517,000,000	IDR	BCLY	05/07/2025	1,211
1,284,873	USD	21,517,000,000	IDR	BOA	06/03/2025	(9,569)
The accompanying notes are an integral part of these financial statements.

165

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,289,996	USD	11,991,000	ILS	GSC	05/07/2025	$(5,478)
1,838,353	USD	6,780,000	ILS	BOA	05/07/2025	(24,987)
7,292,091	USD	27,225,000	ILS	BCLY	05/07/2025	(190,125)
18,361,691	USD	67,938,000	ILS	CBK	05/07/2025	(309,632)
14,171,537	USD	51,206,000	ILS	CBK	06/03/2025	88,440
18,491,921	USD	1,579,395,000	INR	UBS	05/07/2025	(191,681)
11,812,193	USD	1,677,300,000	JPY	TDB	05/07/2025	71,981
4,389,159	USD	625,050,000	JPY	SCB	05/07/2025	14,140
1,764,122	USD	262,600,000	JPY	BOA	05/07/2025	(73,939)
4,765,666	USD	695,700,000	JPY	CAG	05/07/2025	(103,866)
86,475,159	USD	12,369,450,000	JPY	CIBC	05/07/2025	(104,441)
65,622,544	USD	9,391,300,000	JPY	GSC	05/07/2025	(111,583)
4,081,458	USD	602,900,000	JPY	NOM	05/07/2025	(138,524)
5,388,912	USD	794,200,000	JPY	DEUT	05/07/2025	(170,068)
4,846,681	USD	727,700,000	JPY	WFB	05/07/2025	(246,834)
19,357,368	USD	2,814,300,000	JPY	CBK	05/07/2025	(341,242)
25,817,398	USD	3,741,300,000	JPY	JPM	05/07/2025	(369,722)
33,920,001	USD	4,976,400,000	JPY	BNP	05/07/2025	(912,166)
122,737,765	USD	17,981,696,000	JPY	BCLY	05/07/2025	(3,124,584)
168,210,105	USD	24,857,750,000	JPY	MSC	05/07/2025	(5,780,982)
134,955,597	USD	20,327,000,000	JPY	RBC	05/07/2025	(7,322,641)
99,915,798	USD	15,000,000,000	JPY	CIBC	05/12/2025	(5,137,939)
99,343,207	USD	14,777,150,000	JPY	CIBC	05/27/2025	(4,332,498)
7,004,178	USD	995,000,000	JPY	RBC	06/03/2025	18,497
1,756,206	USD	248,900,000	JPY	GSC	06/03/2025	8,733
1,190,849	USD	169,200,000	JPY	JPM	06/18/2025	933
1,886,431	USD	277,400,000	JPY	TDB	06/18/2025	(64,412)
6,052,605	USD	883,800,000	JPY	SCB	06/18/2025	(162,807)
4,253,487	USD	632,400,000	JPY	GSC	06/18/2025	(193,930)
7,604,522	USD	10,795,380,000	KRW	MSC	05/07/2025	6,851
611,498	USD	869,140,000	KRW	BOA	05/07/2025	(194)
12,199,987	USD	17,459,650,000	KRW	BCLY	05/07/2025	(87,927)
3,065,114	USD	4,483,380,000	KRW	CBK	05/07/2025	(90,241)
10,870,473	USD	15,778,625,000	KRW	JPM	05/07/2025	(234,352)
18,252,130	USD	26,625,830,000	KRW	DEUT	05/07/2025	(486,842)
238,559,149	USD	348,891,596,000	KRW	BNP	05/07/2025	(6,986,989)
1,765,283	USD	2,509,880,000	KRW	BCLY	06/04/2025	(4,539)
227,643,685	USD	327,649,832,000	KRW	BNP	06/04/2025	(3,396,094)
9,392,689	USD	184,220,000	MXN	WFB	05/07/2025	7,979
110,877	USD	2,262,000	MXN	UBS	05/07/2025	(4,356)
2,971,053	USD	59,689,000	MXN	JPM	05/07/2025	(69,681)
1,841,318	USD	37,680,000	MXN	BNP	05/07/2025	(78,212)
6,984,010	USD	139,770,000	MXN	BOA	05/07/2025	(136,286)
6,128,559	USD	124,022,000	MXN	GSC	05/07/2025	(189,488)
5,782,282	USD	117,310,000	MXN	MSC	05/07/2025	(193,836)
11,561,909	USD	232,444,000	MXN	BCLY	05/07/2025	(279,475)
37,249,228	USD	740,773,000	MXN	SSG	05/07/2025	(487,936)
17,356,083	USD	353,972,000	MXN	CBK	05/07/2025	(676,296)
2,257,817	USD	23,570,000	NOK	CBK	05/07/2025	(7,794)
7,151,398	USD	76,050,000	NOK	JPM	05/07/2025	(158,730)
3,538,346	USD	38,710,000	NOK	BNP	05/07/2025	(182,562)
8,045,775	USD	85,630,000	NOK	BCLY	05/07/2025	(185,207)
282,909,004	USD	2,984,131,000	NOK	UBS	05/07/2025	(3,933,583)
261,044,561	USD	2,698,385,000	NOK	BCLY	06/03/2025	1,665,003
17,045,104	USD	177,297,000	NOK	BOA	06/03/2025	2,607
90,653	USD	940,000	NOK	JPM	06/18/2025	297
146,668	USD	1,550,000	NOK	MSC	06/18/2025	(2,324)
760,040	USD	8,200,000	NOK	GSC	06/18/2025	(28,176)
2,717,395	USD	28,930,000	NOK	NWM	06/18/2025	(63,469)
22,141,352	USD	37,071,000	NZD	WEST	05/07/2025	116,882
1,731,718	USD	2,900,000	NZD	SSG	05/07/2025	8,782
5,783,936	USD	9,843,000	NZD	GSC	05/07/2025	(63,946)
3,541,165	USD	6,135,000	NZD	MSC	05/07/2025	(103,736)
3,811,501	USD	6,620,000	NZD	JPM	05/07/2025	(121,546)
5,324,543	USD	9,190,000	NZD	RBC	05/07/2025	(135,381)
The accompanying notes are an integral part of these financial statements.

166

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025 – (continued)
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
5,568,972	USD	9,740,000	NZD	DEUT	05/07/2025	$(217,717)
5,296,248	USD	9,300,000	NZD	SCB	05/07/2025	(229,030)
14,900,116	USD	25,825,000	NZD	UBS	05/07/2025	(442,926)
15,067,252	USD	26,287,000	NZD	BNP	05/07/2025	(550,273)
42,543,132	USD	74,540,000	NZD	CBK	05/07/2025	(1,742,266)
437,963,927	USD	763,028,000	NZD	BCLY	05/07/2025	(15,363,131)
663,180	USD	1,120,000	NZD	BCLY	06/03/2025	(2,772)
1,360,459	USD	2,295,000	NZD	JPM	06/03/2025	(4,148)
176,585	USD	295,000	NZD	JPM	06/18/2025	1,091
402,488	USD	700,000	NZD	GSC	06/18/2025	(13,938)
4,049,049	USD	7,090,000	NZD	NWM	06/18/2025	(168,750)
3,516,355	USD	12,960,000	PEN	CBK	05/07/2025	(18,061)
2,789,927	USD	10,385,000	PEN	BOA	05/07/2025	(42,244)
3,674,669	USD	13,500,000	PEN	CBK	06/03/2025	(3,464)
3,977,908	USD	223,280,000	PHP	BCLY	05/07/2025	(18,655)
4,838,699	USD	18,355,000	PLN	UBS	05/07/2025	(16,141)
3,374,691	USD	12,995,000	PLN	BNP	05/07/2025	(62,446)
45,727,482	USD	174,176,757	PLN	BCLY	05/07/2025	(341,726)
16,241,462	USD	60,821,757	PLN	BCLY	06/03/2025	166,194
31,448,426	USD	302,169,000	SEK	DEUT	05/07/2025	172,547
2,197,566	USD	21,540,000	SEK	UBS	05/07/2025	(31,922)
1,758,158	USD	17,610,000	SEK	CBK	05/07/2025	(64,558)
3,555,898	USD	35,650,000	SEK	TDB	05/07/2025	(134,041)
8,918,898	USD	87,480,000	SEK	JPM	05/07/2025	(135,684)
11,755,190	USD	115,150,000	SEK	BNP	05/07/2025	(163,364)
10,235,754	USD	102,210,000	SEK	MSC	05/07/2025	(343,450)
28,914,341	USD	283,830,000	SEK	GSC	05/07/2025	(463,368)
24,626,301	USD	245,081,000	SEK	BOA	05/07/2025	(740,709)
252,898,691	USD	2,535,818,000	SEK	BCLY	05/07/2025	(9,570,120)
297,792,703	USD	2,854,148,000	SEK	DEUT	06/03/2025	1,886,611
3,490,563	USD	33,660,000	SEK	GSC	06/03/2025	835
1,683,855	USD	16,770,000	SEK	NWM	06/18/2025	(56,477)
3,646,266	USD	4,795,000	SGD	UBS	05/07/2025	(26,586)
1,797,045	USD	2,395,000	SGD	BNP	05/07/2025	(37,467)
1,803,953	USD	2,440,000	SGD	BOA	05/07/2025	(65,027)
4,075,273	USD	5,435,000	SGD	BCLY	05/07/2025	(87,803)
34,079,748	USD	45,478,000	SGD	JPM	05/07/2025	(755,280)
747,581	USD	25,260,000	THB	GSC	05/07/2025	(8,990)
456,633	USD	15,610,000	THB	BNP	05/07/2025	(10,907)
1,761,242	USD	60,710,000	THB	CBK	05/07/2025	(57,104)
9,963,156	USD	338,484,000	THB	JPM	05/07/2025	(174,889)
30,612,163	USD	1,044,380,000	THB	BCLY	05/07/2025	(668,404)
5,294,075	USD	176,208,000	THB	BCLY	06/04/2025	5,392
2,692,126	USD	87,560,000	TWD	UBS	05/07/2025	(47,206)
1,759,868	USD	58,315,000	TWD	DEUT	05/07/2025	(64,528)
13,540,766	USD	444,265,000	TWD	BOA	05/07/2025	(358,153)
1,943,041	USD	61,915,000	TWD	UBS	06/03/2025	1,608
92,100,607	USD	1,682,003,000	ZAR	UBS	05/07/2025	1,726,215
1,761,083	USD	32,640,000	ZAR	GSC	05/07/2025	7,328
1,722,718	USD	32,350,000	ZAR	DEUT	05/07/2025	(15,455)
32,025,000	USD	596,798,000	ZAR	MSC	05/07/2025	(41,087)
8,296,597	USD	157,130,000	ZAR	BCLY	05/07/2025	(146,033)
3,561,840	USD	69,050,000	ZAR	SGG	05/07/2025	(148,232)
3,030,928	USD	59,310,000	ZAR	SSG	05/07/2025	(155,811)
7,074,561	USD	136,590,000	ZAR	BOA	05/07/2025	(264,450)
7,050,077	USD	137,000,000	ZAR	RBC	05/07/2025	(310,963)
46,410,311	USD	884,990,000	ZAR	CBK	05/07/2025	(1,140,397)
92,255,202	USD	1,714,443,000	ZAR	MSC	06/03/2025	333,407
Total foreign currency contracts						$(25,513,851)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

167

The Hartford World Bond Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$271,799,603	$—	$271,799,603	$—
Convertible Bonds	1,204,035	—	1,204,035	—
Corporate Bonds	491,770,111	—	491,770,111	—
Foreign Government Obligations	2,057,279,260	—	2,057,279,260	—
Senior Floating Rate Interests	149,180,809	—	149,180,809	—
U.S. Government Agencies	69,949,977	—	69,949,977	—
U.S. Government Securities	232,873,759	—	232,873,759	—
Common Stocks	227,116	—	—	227,116
Short-Term Investments	226,190,669	—	226,190,669	—
Purchased Options	12,250,017	3,729,042	8,520,975	—
Foreign Currency Contracts(2)	123,856,766	—	123,856,766	—
Futures Contracts(2)	7,028,360	7,028,360	—	—
Swaps - Credit Default(2)	175,465	—	175,465	—
Swaps - Interest Rate(2)	10,862,055	—	10,862,055	—
Total	$3,654,648,002	$10,757,402	$3,643,663,484	$227,116
Liabilities
Foreign Currency Contracts(2)	$(149,370,617)	$—	$(149,370,617)	$—
Futures Contracts(2)	(12,132,399)	(12,132,399)	—	—
Swaps - Credit Default(2)	(813,510)	—	(813,510)	—
Swaps - Interest Rate(2)	(6,945,034)	—	(6,945,034)	—
Written Options	(1,699,014)	(1,699,014)	—	—
Total	$(170,960,574)	$(13,831,413)	$(157,129,161)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

168

Hartford Fixed Income Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
ANZ	Australia and New Zealand Banking Group
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CAG	Credit Agricole CIB
CBA	Commonwealth Bank of Australia
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
TDB	Toronto-Dominion Bank
UBS	UBS AG
WEST	Westpac International
WFB	Wells Fargo Bank NA
Currency Abbreviations:
ARS	Argentine Peso
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
ILS	Israel Shekel
INR	Indian Rupee
JPY	Japan Yen
KRW	Korean Won
KZT	Kazakhstan Tenge
MXN	Mexican Peso
MYR	Malaysia Ringgit
NGN	Nigeria Naira
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
PYG	Paraguay Guarani
RON	Romania New Leu
RSD	Serbia Dinar
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
TWD	Taiwan New Dollar
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CMT	Constant Maturity Treasury Index
CPI	Consumer Price Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
ITRAXX-XOVER	iTraxx Europe Crossover
Municipal Abbreviations:
Auth	Authority
COP	Certificate of Participation
Dev	Development
Dist	District
Facs	Facilities
GO	General Obligation
Redev	Redevelopment
Rev	Revenue
VA	Veterans Administration
Other Abbreviations:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
ASA	Allmennaksjeselskap
BAM	Build America Mutual Assurance Co.
BBSW	Bank Bill Swap Reference Rate
BUBOR	Budapest Interbank Offered Rate
BZDIOVRA	Brazil Cetip Interbank Deposit Rate
CDOR	Canadian Dollar Offered Rate
CLICP	Sinacofi Chile Interbank Offered Rate
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GmbH	Gesellschaft mit beschränkter Haftung
GNMA	Government National Mortgage Association
HUD	Housing and Urban Development
JIBAR	Johannesburg Interbank Agreed Rate
JSC	Joint Stock Company
KFE	Korean Futures Exchange
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
Nyrt	New York REIT Inc
NZDBBR	New Zealand Bank Bill Rate
OJSC	Open Joint Stock Company
PRIBOR	Prague Interbank Offered Rate
PSF-GTD	Permanent School Fund
PT	Perseroan Terbatas
Q-SBLF	Qualified School Bond Loan Fund
REIT	Real Estate Investment Trust
SCH BD GTY	School Bond Guaranty
SD CRED PROG	School District Credit Enhancement Program
SIFMA	Securities Industry and Financial Markets Association
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor's Depositary Receipt
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
STIBOR	Stockholm Interbank Offered Rate
TBA	To Be Announced
Tbk	Terbuka
TIIE	Interbank Equilibrium Interest Rate
TONAR	Tokyo Overnight Average Rate
WIBOR	Warsaw Interbank Offered Rate

169

Hartford Fixed Income Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Assets:
Investments in securities, at market value(1)	$2,231,481,071	$23,072,506	$1,008,930,405	$417,631,221	$305,295,938	$143,848,734
Repurchase agreements	—	225,959	—	2,202,083	1,216,444	—
Cash	20,743,342	906,246	6,611,170	8,527,199	6,924,421	2,542,467
Cash collateral due from broker on foreign currency contracts	—	84,000	—	—	—	—
Cash collateral due from broker on futures contracts	—	35,654	73,800	30,303	—	105,900
Cash collateral due from broker on swap contracts	—	—	1,621,643	—	—	—
Foreign currency	320	287,582	1,413,468	290,317	1,081,121	192,716
Unrealized appreciation on OTC swap contracts	—	—	—	—	1,954,071	—
Unrealized appreciation on foreign currency contracts	—	441,410	718,813	60,891	155,691	1,039
Unrealized appreciation on bond forward contracts	—	—	—	—	20,336	—
Receivables:
From affiliates	—	14,272	27,496	16,207	—	12,889
Investment securities sold	148,412,879	510,294	24,009,971	71	255,233	2,532
Fund shares sold	7,697,983	—	653,677	379,453	245,387	43,694
Dividends and interest	14,956,929	411,784	8,108,266	6,587,616	1,113,906	1,080,586
Securities lending income	1,362	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	51,120	10,433
Variation margin on centrally cleared swap contracts	—	8,333	—	—	4,831	—
Tax reclaims	—	33,713	—	—	176	—
Other assets	172,120	61,042	84,721	79,910	65,900	57,968
Total assets	2,423,466,006	26,092,795	1,052,253,430	435,805,271	318,384,575	147,898,958
Liabilities:
Unrealized depreciation on foreign currency contracts	—	520,303	25,714	11,567	140,903	—
Obligation to return securities lending collateral	5,898,023	—	—	—	—	—
Unrealized depreciation on OTC swap contracts	—	—	571,433	—	55,482	—
Cash collateral due to broker on swap contracts	—	—	—	—	1,030,000	—
Unfunded loan commitments	—	—	1,891,870	—	—	16,614
Payables:
Investment securities purchased	177,693,313	583,241	15,553,206	816,359	195,726	279,550
Fund shares redeemed	3,958,347	5,385	2,779,061	567,402	130,658	222,984
Investment management fees	963,501	15,122	533,661	176,704	99,671	71,391
Transfer agent fees	335,000	6,008	273,718	110,016	77,380	30,871
Accounting services fees	36,784	1,617	53,016	22,677	16,026	7,445
Chief Compliance Officer fees	1,168	29	1,203	439	334	150
Board of Directors' fees	2,126	105	4,315	1,453	1,194	554
Variation margin on futures contracts	—	2,550	6,344	4,368	—	—
Variation margin on centrally cleared swap contracts	10,769	—	48,606	—	—	—
Foreign taxes	—	615	—	—	—	—
Distribution fees	2,260	167	12,867	5,842	4,079	1,633
Distributions payable	423,646	—	980,448	22,275	—	4,209
Written options	—	28,992	—	—	—	—
OTC swap contracts premiums received	—	—	—	—	7,355	—
Accrued expenses	4,211	27,273	68,946	47,165	42,081	36,199
Total liabilities	189,329,148	1,191,407	22,804,408	1,786,267	1,800,889	671,600
Net assets	$2,234,136,858	$24,901,388	$1,029,449,022	$434,019,004	$316,583,686	$147,227,358
Summary of Net Assets:
Capital stock and paid-in-capital	$2,222,042,357	$103,055,292	$1,717,482,478	$483,862,595	$417,605,578	$248,717,594
Distributable earnings (loss)	12,094,501	(78,153,904)	(688,033,456)	(49,843,591)	(101,021,892)	(101,490,236)
Net assets	$2,234,136,858	$24,901,388	$1,029,449,022	$434,019,004	$316,583,686	$147,227,358
Shares authorized	700,000,000	550,000,000	3,200,000,000	485,000,000	6,190,000,000	550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$10.26	$4.67	$7.69	$6.90	$10.18	$8.92
Maximum offering price per share	10.74	4.89	7.93	7.23	10.66	9.20
Shares outstanding	5,367,455	1,486,590	62,629,593	36,117,759	12,545,077	6,488,675
Net Assets	$55,092,185	$6,935,048	$481,572,017	$249,125,289	$127,704,900	$57,863,465
The accompanying notes are an integral part of these financial statements.

170

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Class C:Net asset value per share	$10.26	$4.69	$7.79	$6.88	$9.75	$9.02
Shares outstanding	1,358,776	61,171	4,489,862	1,189,372	630,333	604,862
Net Assets	$13,943,859	$286,949	$34,957,651	$8,182,666	$6,148,675	$5,455,839
Class I:Net asset value per share	$10.25	$4.62	$7.59	$6.85	$10.43	$8.81
Shares outstanding	179,888,407	843,809	56,596,431	5,130,657	1,985,472	6,138,882
Net Assets	$1,844,336,856	$3,898,216	$429,530,081	$35,165,484	$20,717,614	$54,057,808
Class R3:Net asset value per share	$—	$4.69	$7.76	$6.90	$9.93	$8.96
Shares outstanding	—	2,436	208,665	183,293	2,148,475	10,565
Net Assets	$—	$11,422	$1,619,086	$1,265,243	$21,337,174	$94,655
Class R4:Net asset value per share	$—	$4.64	$7.68	$6.91	$10.19	$8.90
Shares outstanding	—	2,482	244,774	69,185	382,683	4,921
Net Assets	$—	$11,521	$1,880,092	$478,209	$3,900,443	$43,801
Class R5:Net asset value per share	$10.25	$4.39	$7.60	$6.82	$10.39	$8.79
Shares outstanding	10,565	2,694	149,535	67,184	543,254	1,032,770
Net Assets	$108,253	$11,815	$1,136,505	$457,937	$5,643,350	$9,077,924
Class R6:Net asset value per share	$10.23	$—	$—	$6.73	$—	$—
Shares outstanding	19,253	—	—	121,530	—	—
Net Assets	$196,996	$—	$—	$817,530	$—	$—
Class Y:Net asset value per share	$10.25	$4.58	$7.56	$6.77	$10.46	$8.80
Shares outstanding	5,028,436	2,118,634	4,076,584	135,104	2,028,997	486,971
Net Assets	$51,542,602	$9,700,783	$30,820,339	$914,116	$21,222,020	$4,285,879
Class F:Net asset value per share	$10.23	$4.62	$7.55	$6.80	$10.43	$8.80
Shares outstanding	26,290,734	875,730	6,352,475	20,237,680	10,533,858	1,857,219
Net Assets	$268,916,107	$4,045,634	$47,933,251	$137,612,530	$109,909,510	$16,347,987
Cost of investments	$2,218,932,120	$23,462,691	$1,062,474,144	$427,688,177	$321,476,782	$145,819,895
Cost of foreign currency	$310	$349,167	$1,418,333	$292,511	$1,088,201	$193,379
Written option contracts premiums received	$—	$32,983	$—	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$5,638,934	$—	$—	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

171

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Assets:
Investments in securities, at market value	$1,805,197,683	$34,899,223	$80,427,428	$23,532,955	$1,080,407,488	$1,919,855,872
Repurchase agreements	11,300,760	700,638	—	—	—	1,994,952
Cash	43,807,217	2,712,561	700,881	94,496	456,622	11,891,900
Cash collateral due from broker on futures contracts	—	—	248,613	—	651,200	3,728,483
Foreign currency	—	—	—	145,877	—	1,672,583
Unrealized appreciation on OTC swap contracts	—	—	—	2,036	—	—
Unrealized appreciation on foreign currency contracts	—	—	—	278,752	—	82,159
Receivables:
From affiliates	—	9,184	11,469	15,396	96,879	—
Investment securities sold	6,834,502	—	187,484	402,382	—	35,366
Fund shares sold	2,869,559	6,121	2,513	—	1,894,694	2,007,657
Dividends and interest	24,235,623	438,487	705,237	487,456	11,614,454	14,904,061
Variation margin on futures contracts	—	—	2,807	—	77,038	—
Tax reclaims	—	—	—	1,425	—	—
Other assets	86,453	45,849	58,933	65,152	70,011	133,936
Total assets	1,894,331,797	38,812,063	82,345,365	25,025,927	1,095,268,386	1,956,306,969
Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	278,233	—	161,248
Unrealized depreciation on OTC swap contracts	—	—	—	805	—	—
Unfunded loan commitments	—	—	—	—	—	30,271
Payables:
Investment securities purchased	21,955,511	50,000	295,600	—	—	9,159,403
Fund shares redeemed	5,027,340	300	350	—	1,505,587	2,285,215
Investment management fees	475,599	10,512	19,925	8,015	418,913	600,223
Transfer agent fees	374,077	4,905	1,575	1,872	244,255	301,751
Accounting services fees	77,388	1,783	4,235	1,728	56,708	73,514
Chief Compliance Officer fees	1,960	39	95	26	1,319	1,821
Board of Directors' fees	6,490	134	382	92	4,483	5,990
Variation margin on futures contracts	—	—	—	—	—	74,231
Foreign taxes	—	—	—	1,716	—	—
Distribution fees	9,117	603	—	38	3,145	17,703
Distributions payable	286,646	—	—	—	—	257,552
OTC swap contracts premiums received	—	—	—	39,504	—	—
Accrued expenses	53,132	22,059	27,704	23,697	47,493	100,305
Total liabilities	28,267,260	90,335	349,866	355,726	2,281,903	13,069,227
Net assets	$1,866,064,537	$38,721,728	$81,995,499	$24,670,201	$1,092,986,483	$1,943,237,742
Summary of Net Assets:
Capital stock and paid-in-capital	$2,002,639,262	$39,966,457	$110,207,955	$44,367,107	$1,158,943,118	$1,997,469,417
Distributable earnings (loss)	(136,574,725)	(1,244,729)	(28,212,456)	(19,696,906)	(65,956,635)	(54,231,675)
Net assets	$1,866,064,537	$38,721,728	$81,995,499	$24,670,201	$1,092,986,483	$1,943,237,742
Shares authorized	865,000,000	300,000,000	375,000,000	500,000,000	575,000,000	745,000,000
Par value	$0.0010	$0.0010	$—	$0.0001	$0.0001	$0.0010
Class A:Net asset value per share	$8.21	$9.90	$—	$7.00	$9.88	$9.77
Maximum offering price per share	8.60	10.37	—	7.33	10.35	9.97
Shares outstanding	47,843,776	2,881,409	—	219,224	10,730,882	75,563,186
Net Assets	$392,773,016	$28,515,781	$—	$1,533,798	$106,022,475	$738,213,116
Class C:Net asset value per share	$8.22	$9.92	$—	$6.97	$9.93	$9.77
Shares outstanding	1,621,887	21,912	—	7,281	1,233,011	2,998,572
Net Assets	$13,325,175	$217,262	$—	$50,765	$12,246,845	$29,298,259
Class I:Net asset value per share	$8.21	$9.85	$8.61	$6.98	$9.86	$9.70
Shares outstanding	122,726,569	424,388	181,935	264,404	68,173,139	49,626,946
Net Assets	$1,007,796,337	$4,181,003	$1,566,303	$1,845,922	$672,091,627	$481,541,657
The accompanying notes are an integral part of these financial statements.

172

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Class R3:Net asset value per share	$—	$—	$8.74	$7.01	$—	$9.76
Shares outstanding	—	—	1,083	5,637	—	299,702
Net Assets	$—	$—	$9,468	$39,499	$—	$2,923,749
Class R4:Net asset value per share	$—	$—	$8.65	$6.99	$—	$9.75
Shares outstanding	—	—	1,097	1,674	—	408,246
Net Assets	$—	$—	$9,488	$11,703	$—	$3,981,866
Class R5:Net asset value per share	$—	$—	$8.60	$6.98	$—	$9.71
Shares outstanding	—	—	1,110	1,705	—	262,634
Net Assets	$—	$—	$9,546	$11,897	$—	$2,549,687
Class R6:Net asset value per share	$—	$—	$—	$—	$—	$9.63
Shares outstanding	—	—	—	—	—	250,328
Net Assets	$—	$—	$—	$—	$—	$2,409,829
Class Y:Net asset value per share	$8.21	$—	$8.60	$6.98	$9.87	$9.69
Shares outstanding	2,269,957	—	728,998	485,222	21,462	674,802
Net Assets	$18,628,528	$—	$6,266,310	$3,386,629	$211,803	$6,540,028
Class F:Net asset value per share	$8.20	$9.85	$8.60	$6.44	$9.86	$9.67
Shares outstanding	52,887,953	589,476	7,069,279	3,820	26,062,014	69,917,614
Net Assets	$433,541,481	$5,807,682	$60,812,253	$24,593	$256,946,295	$675,779,551
Class SDR:Net asset value per share	$—	$—	$8.58	$6.98	$9.85	$—
Shares outstanding	—	—	1,552,464	2,545,008	4,616,637	—
Net Assets	$—	$—	$13,322,131	$17,765,395	$45,467,438	$—
Cost of investments	$1,863,622,113	$36,062,569	$80,519,475	$23,838,748	$1,118,357,137	$1,927,081,175
Cost of foreign currency	$—	$—	$—	$144,392	$—	$1,678,340
The accompanying notes are an integral part of these financial statements.

173

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Assets:
Investments in securities, at market value	$3,941,064,221	$73,797,035	$4,696,143,745	$3,512,564,880
Repurchase agreements	630,209	537,828	35,232,494	160,476
Cash	26,798,652	2,085,173	145,829,621	5,325,376
Cash collateral due from broker on foreign currency contracts	—	—	300,000	—
Foreign currency	46,522,234	—	7,454,496	16,362,242
Unrealized appreciation on OTC swap contracts	—	—	—	175,465
Unrealized appreciation on foreign currency contracts	2,886,173	—	81,631	123,856,766
Receivables:
From affiliates	—	11,721	—	—
Investment securities sold	392,275,317	—	359,856,587	150,731,965
Fund shares sold	7,017,334	64,952	2,854,756	5,300,019
Dividends and interest	36,478,164	1,016,213	31,227,029	27,143,376
Variation margin on futures contracts	1,644,292	—	499,459	1,816,897
Variation margin on centrally cleared swap contracts	—	—	279,394	799,797
Tax reclaims	349,785	—	60,616	—
OTC swap contracts premiums paid	—	—	—	240,100
Other assets	126,658	46,828	130,232	129,848
Total assets	4,455,793,039	77,559,750	5,279,950,060	3,844,607,207
Liabilities:
Unrealized depreciation on foreign currency contracts	8,224,431	—	2,332,326	149,370,617
Cash collateral due to broker on swap contracts	—	—	—	1,700,000
Cash collateral due to broker on TBA sale commitments	280,000	—	1,332,000	1,230,000
TBA sale commitments, at market value	225,919,174	—	142,026,889	—
Unfunded loan commitments	473,524	—	—	169,906
Payables:
Investment securities purchased	556,649,205	341,853	757,220,346	191,600,156
Fund shares redeemed	2,073,453	398,770	4,600,376	2,955,272
Investment management fees	1,447,456	22,295	982,319	1,653,874
Transfer agent fees	537,191	21,216	471,096	382,172
Accounting services fees	100,675	4,019	142,112	142,950
Chief Compliance Officer fees	2,825	90	4,145	3,801
Board of Directors' fees	7,098	296	12,954	12,314
Variation margin on centrally cleared swap contracts	744,573	—	—	—
Foreign taxes	2,080	—	—	—
Distribution fees	12,815	575	22,127	5,915
Distributions payable	—	730	862,229	—
Written options	6,059,869	—	—	1,699,014
Accrued expenses	130,527	23,285	161,045	267,808
Total liabilities	802,664,896	813,129	910,169,964	351,193,799
Net assets	$3,653,128,143	$76,746,621	$4,369,780,096	$3,493,413,408
Summary of Net Assets:
Capital stock and paid-in-capital	$4,172,793,405	$88,007,627	$4,912,356,123	$3,570,361,992
Distributable earnings (loss)	(519,665,262)	(11,261,006)	(542,576,027)	(76,948,584)
Net assets	$3,653,128,143	$76,746,621	$4,369,780,096	$3,493,413,408
Shares authorized	1,565,000,000	300,000,000	1,575,000,000	1,550,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$7.77	$9.82	$9.13	$10.08
Maximum offering price per share	8.14	10.28	9.56	10.55
Shares outstanding	38,916,150	2,469,364	115,712,262	24,353,829
Net Assets	$302,513,069	$24,261,314	$1,056,579,492	$245,595,109
Class C:Net asset value per share	$7.88	$9.82	$9.24	$9.76
Shares outstanding	9,854,946	98,611	265,832	998,205
Net Assets	$77,673,051	$968,475	$2,456,143	$9,741,149
Class I:Net asset value per share	$7.79	$9.80	$9.05	$10.20
Shares outstanding	248,995,023	3,895,748	105,847,432	100,651,779
Net Assets	$1,940,688,491	$38,162,608	$958,058,859	$1,026,793,837
The accompanying notes are an integral part of these financial statements.

174

Hartford Fixed Income Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Class R3:Net asset value per share	$7.77	$—	$9.39	$9.97
Shares outstanding	406,348	—	382,668	107,485
Net Assets	$3,155,969	$—	$3,593,628	$1,071,279
Class R4:Net asset value per share	$7.77	$—	$9.31	$10.11
Shares outstanding	806,970	—	829,278	114,673
Net Assets	$6,267,335	$—	$7,718,081	$1,159,289
Class R5:Net asset value per share	$7.75	$—	$9.22	$10.20
Shares outstanding	4,401,114	—	95,751	850,658
Net Assets	$34,114,679	$—	$882,757	$8,676,678
Class R6:Net asset value per share	$7.75	$—	$9.11	$10.25
Shares outstanding	103,580,415	—	72,457,736	17,674,219
Net Assets	$802,978,876	$—	$659,844,686	$181,228,899
Class Y:Net asset value per share	$7.74	$—	$9.15	$10.23
Shares outstanding	14,684,255	—	10,116,722	7,976,422
Net Assets	$113,613,334	$—	$92,547,094	$81,632,888
Class F:Net asset value per share	$7.78	$9.80	$8.98	$10.23
Shares outstanding	47,824,733	1,362,996	176,942,530	189,469,002
Net Assets	$372,123,339	$13,354,224	$1,588,099,356	$1,937,514,280
Cost of investments	$3,985,091,740	$78,723,597	$4,953,844,689	$3,491,556,654
Cost of foreign currency	$46,966,388	$—	$7,337,993	$16,382,923
Proceeds of TBA sale commitments	$224,172,876	$—	$141,126,327	$—
Written option contracts premiums received	$4,865,308	$—	$—	$3,230,052
The accompanying notes are an integral part of these financial statements.

175

Hartford Fixed Income Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Investment Income:
Dividends	$57,532	$—	$2,152,532	$30,250	$—	$57,219
Interest	44,519,370	833,827	43,722,992	14,804,818	5,898,662	5,450,441
Securities lending — net	3,135	—	—	—	1,562	109
Less: Foreign tax withheld	—	(4,172)	—	—	(806)	—
Total investment income, net	44,580,037	829,655	45,875,524	14,835,068	5,899,418	5,507,769
Expenses:
Investment management fees	4,844,122	91,726	3,490,899	1,087,099	613,666	430,191
Transfer agent fees
Class A	15,632	4,995	272,327	198,479	118,343	35,007
Class C	5,942	447	22,603	6,594	5,096	4,396
Class I	730,594	2,389	236,494	20,194	15,962	18,479
Class R3	—	12	2,145	1,469	23,900	63
Class R4	—	9	1,591	601	3,136	50
Class R5	63	7	679	313	2,369	4,186
Class R6	4	—	—	17	—	—
Class Y	22,672	3,803	17,143	589	9,285	2,205
Class F	217	77	506	1,624	219	158
Distribution fees
Class A	54,321	7,958	619,200	312,478	159,672	70,160
Class C	61,646	1,790	192,700	44,151	32,565	32,370
Class R3	—	27	4,909	3,343	55,159	208
Class R4	—	14	2,358	885	4,656	75
Custodian fees	10,656	4,537	2,229	3,001	5,108	1,115
Registration and filing fees	138,930	52,797	66,168	69,742	56,977	58,850
Accounting services fees	95,308	2,444	99,111	43,187	31,470	14,337
Board of Directors' fees	18,540	313	13,983	5,278	3,896	1,757
Chief Compliance Officer fees	1,558	24	1,156	437	319	143
Audit and tax fees	17,244	22,443	24,549	17,444	17,459	23,946
Other expenses	40,794	9,494	64,882	42,573	25,498	17,142
Total expenses (before waivers, reimbursements and fees paid indirectly)	6,058,243	205,306	5,135,632	1,859,498	1,184,755	714,838
Expense waivers	(1)	(85,984)	(128,391)	(77,603)	—	(84,111)
Transfer agent fee waivers	—	—	—	—	(36,551)	—
Distribution fee reimbursements	(7)	(100)	(2,317)	(2,345)	(3,051)	(78)
Total waivers, reimbursements and fees paid indirectly	(8)	(86,084)	(130,708)	(79,948)	(39,602)	(84,189)
Total expenses	6,058,235	119,222	5,004,924	1,779,550	1,145,153	630,649
Net Investment Income (Loss)	38,521,802	710,433	40,870,600	13,055,518	4,754,265	4,877,120
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	767,494	(505,309)	(5,962,968)	(883,314)	(4,108,510)	533,327
Less: Foreign taxes paid on realized capital gains	—	(2,035)	—	—	11,069	—
Purchased options contracts	—	(561)	—	—	—	—
Futures contracts	(398,732)	(90,380)	195,069	10,687	(996,301)	(175,557)
Written options contracts	—	5,919	—	—	—	—
Swap contracts	304,930	(23,439)	739,236	—	107,919	—
Bond Forwards	—	—	—	—	536,706	—
Foreign currency contracts	—	(63,766)	(5,787,851)	(553,303)	(2,600)	5,401
Other foreign currency transactions	194	(10,964)	482,111	25,526	35,301	(75,040)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	673,886	(690,535)	(10,334,403)	(1,400,404)	(4,416,416)	288,131
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	14,462,030	500,813	(16,946,076)	(7,010,920)	9,064,699	(1,331,705)
Purchased options contracts	—	8,843	—	—	—	—
Futures contracts	—	56,124	(270,501)	(33,774)	420,131	228,604
Written options contracts	—	14,294	—	—	—	—
Swap contracts	32,952	29,590	(1,870,505)	—	408,805	—
Bond forward contracts	—	—	—	—	(2,372)	—
Foreign currency contracts	—	54,107	1,384,206	62,479	(184,626)	7,882
The accompanying notes are an integral part of these financial statements.

176

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Dynamic Bond Fund	The Hartford Emerging Markets Local Debt Fund	The Hartford Floating Rate Fund	The Hartford High Yield Fund	The Hartford Inflation Plus Fund	Hartford Low Duration High Income Fund
Translation of other assets and liabilities in foreign currencies	$15	$21,349	$248,077	$5,468	$40,110	$20,998
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	14,494,997	685,120	(17,454,799)	(6,976,747)	9,746,747	(1,074,221)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	15,168,883	(5,415)	(27,789,202)	(8,377,151)	5,330,331	(786,090)
Net Increase (Decrease) in Net Assets Resulting from Operations	$53,690,685	$705,018	$13,081,398	$4,678,367	$10,084,596	$4,091,030
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$1,194	$—	$—	$3,326	$—
The accompanying notes are an integral part of these financial statements.

177

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Investment Income:
Interest	$36,124,877	$533,161	$1,918,277	$1,107,225	$25,785,858	$45,776,981
Securities lending — net	—	—	—	1,473	—	1,117
Less: Foreign tax withheld	—	—	—	(15,384)	—	(1,578)
Total investment income, net	36,124,877	533,161	1,918,277	1,093,314	25,785,858	45,776,520
Expenses:
Investment management fees	2,955,591	64,677	122,802	48,786	2,766,582	3,499,155
Transfer agent fees
Class A	125,465	7,482	—	1,405	36,792	542,572
Class C	7,234	259	—	73	7,489	15,893
Class I	636,183	2,324	1,013	1,086	439,923	183,135
Class R3	—	—	10	42	—	2,244
Class R4	—	—	7	9	—	1,397
Class R5	—	—	5	7	—	1,407
Class R6	—	—	—	—	—	42
Class Y	9,499	—	1,992	1,044	117	1,650
Class F	1,110	118	110	—	4,185	4,780
Class SDR	—	—	176	204	564	—
Distribution fees
Class A	496,102	33,290	—	1,711	136,961	909,896
Class C	76,070	1,208	—	294	63,283	147,761
Class R3	—	—	23	97	—	5,688
Class R4	—	—	11	14	—	4,862
Custodian fees	3,576	493	1,235	5,550	5,721	3,662
Registration and filing fees	74,887	29,110	48,604	59,909	66,189	100,921
Accounting services fees	150,132	3,695	7,675	2,439	107,090	143,006
Board of Directors' fees	23,449	451	1,048	300	15,546	21,882
Chief Compliance Officer fees	1,937	37	83	25	1,273	1,814
Audit and tax fees	18,367	17,211	20,149	18,757	18,039	25,546
Other expenses	65,246	7,801	9,331	9,740	58,780	104,805
Total expenses (before waivers, reimbursements and fees paid indirectly)	4,644,848	168,156	214,274	151,492	3,728,534	5,722,118
Expense waivers	—	(53,417)	(73,713)	(89,748)	(546,974)	—
Transfer agent fee waivers	—	—	—	—	—	(229,745)
Distribution fee reimbursements	(1,123)	(3)	(35)	(49)	(85)	(56,385)
Total waivers, reimbursements and fees paid indirectly	(1,123)	(53,420)	(73,748)	(89,797)	(547,059)	(286,130)
Total expenses	4,643,725	114,736	140,526	61,695	3,181,475	5,435,988
Net Investment Income (Loss)	31,481,152	418,425	1,777,751	1,031,619	22,604,383	40,340,532
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	(5,402,344)	(44,795)	(890,141)	(44,242)	585,559	(1,348,865)
Less: Foreign taxes paid on realized capital gains	—	—	—	(79)	—	—
Futures contracts	—	—	(474,985)	10,815	566,728	4,050,710
Swap contracts	—	—	—	49	—	—
Foreign currency contracts	—	—	—	11,505	—	(372,455)
Other foreign currency transactions	—	—	—	(19,521)	—	87,598
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(5,402,344)	(44,795)	(1,365,126)	(41,473)	1,152,287	2,416,988
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(26,000,213)	(13,452)	697,543	(361,764)	(44,031,449)	15,903,731
Futures contracts	—	—	751,794	—	(459,435)	(7,264,475)
Swap contracts	—	—	—	1,231	—	—
Foreign currency contracts	—	—	—	(32,860)	—	(85,498)
Translation of other assets and liabilities in foreign currencies	—	—	—	6,069	—	(21,045)
The accompanying notes are an integral part of these financial statements.

178

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Municipal Opportunities Fund	Hartford Municipal Short Duration Fund	Hartford Schroders Core Fixed Income Fund	Hartford Schroders Emerging Markets Multi-Sector Bond Fund	Hartford Schroders Tax-Aware Bond Fund	The Hartford Short Duration Fund
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(26,000,213)	(13,452)	1,449,337	(387,324)	(44,490,884)	8,532,713
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(31,402,557)	(58,247)	84,211	(428,797)	(43,338,597)	10,949,701
Net Increase (Decrease) in Net Assets Resulting from Operations	$78,595	$360,178	$1,861,962	$602,822	$(20,734,214)	$51,290,233
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$—	$—	$(1,306)	$—	$—
The accompanying notes are an integral part of these financial statements.

179

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Investment Income:
Dividends	$1,641,988	$—	$13,663	$—
Interest	120,162,566	1,395,066	103,369,435	83,518,264
Securities lending — net	66,429	—	23,414	9,554
Less: Foreign tax withheld	(125,265)	—	(37,210)	(6,725)
Total investment income, net	121,745,718	1,395,066	103,369,302	83,521,093
Expenses:
Investment management fees	8,365,915	141,786	5,895,667	10,880,620
Transfer agent fees
Class A	181,281	8,501	571,734	167,905
Class C	34,765	805	3,550	6,895
Class I	878,194	33,786	556,595	534,599
Class R3	3,348	—	3,877	1,233
Class R4	5,426	—	6,871	1,088
Class R5	17,143	—	483	4,584
Class R6	7,118	—	3,542	3,188
Class Y	62,645	—	28,674	47,278
Class F	1,688	167	7,702	17,942
Distribution fees
Class A	375,806	30,936	1,315,030	302,325
Class C	383,645	5,168	14,200	53,565
Class R3	7,676	—	8,863	2,820
Class R4	8,051	—	10,106	1,610
Custodian fees	73,225	641	21,478	59,169
Registration and filing fees	115,589	28,702	115,991	111,739
Accounting services fees	221,182	8,102	297,447	282,450
Board of Directors' fees	37,606	1,001	51,429	46,574
Chief Compliance Officer fees	3,161	84	4,274	3,890
Audit and tax fees	27,508	17,210	23,574	27,001
Other expenses	110,519	9,830	193,357	295,187
Total expenses (before waivers, reimbursements and fees paid indirectly)	10,921,491	286,719	9,134,444	12,851,662
Expense waivers	—	(71,595)	—	—
Transfer agent fee waivers	(47)	—	(244,903)	—
Distribution fee reimbursements	(1,151)	(3)	(9,219)	(937)
Total waivers, reimbursements and fees paid indirectly	(1,198)	(71,598)	(254,122)	(937)
Total expenses	10,920,293	215,121	8,880,322	12,850,725
Net Investment Income (Loss)	110,825,425	1,179,945	94,488,980	70,670,368
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Investments	1,451,277	(924,919)	(12,461,871)	(69,628,815)
Less: Foreign taxes paid on realized capital gains	(402)	—	—	—
Purchased options contracts	—	—	—	2,803,988
Futures contracts	(21,595,585)	—	(21,997,446)	(6,703,032)
Written options contracts	—	—	—	1,257,522
Swap contracts	(2,357,001)	—	739,098	8,304,017
Foreign currency contracts	(8,404,748)	—	1,502,357	117,898,955
Other foreign currency transactions	2,407,896	—	350,886	(2,126,204)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(28,498,563)	(924,919)	(31,866,976)	51,806,431
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(36,026,280)	(605,599)	26,244,133	119,773,360
Purchased options contracts	—	—	—	1,158,525
Futures contracts	29,081,022	—	8,255,149	(4,583,379)
Written options contracts	(1,194,561)	—	—	(713,132)
Swap contracts	(647,618)	—	(1,928,152)	(7,852,704)
Foreign currency contracts	(9,433,944)	—	(3,372,774)	(89,114,681)
Translation of other assets and liabilities in foreign currencies	(202,454)	—	228,071	(4,807,433)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(18,423,835)	(605,599)	29,426,427	13,860,556
The accompanying notes are an integral part of these financial statements.

180

Hartford Fixed Income Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Strategic Income Fund	Hartford Sustainable Municipal Bond Fund	The Hartford Total Return Bond Fund	The Hartford World Bond Fund
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(46,922,398)	(1,530,518)	(2,440,549)	65,666,987
Net Increase (Decrease) in Net Assets Resulting from Operations	$63,903,027	$(350,573)	$92,048,431	$136,337,355
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$(556)	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

181

Hartford Fixed Income Funds
 Statements of Changes in Net Assets

	Hartford Dynamic Bond Fund		The Hartford Emerging Markets Local Debt Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$38,521,802	$25,458,971	$710,433	$1,871,674
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	673,886	14,415,742	(690,535)	(322,134)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	14,494,997	(226,984)	685,120	1,371,349
Net Increase (Decrease) in Net Assets Resulting from Operations	53,690,685	39,647,729	705,018	2,920,889
Distributions to Shareholders:
Class A	(1,195,574)	(438,131)	(167,188)	(193,599)
Class C	(301,550)	(178,647)	(6,658)	(16,381)
Class I	(43,344,242)	(22,692,026)	(127,055)	(303,274)
Class R3	—	—	(238)	(417)
Class R4	—	—	(287)	(461)
Class R5	(3,130)	(25,420)	(361)	(540)
Class R6	(5,753)	(28,316)	—	—
Class Y	(1,450,381)	(1,066,859)	(284,558)	(773,850)
Class F	(4,917,103)	(1,181,627)	(121,002)	(185,775)
From return of capital:
Class A	—	—	—	(43,839)
Class C	—	—	—	(4,857)
Class I	—	—	—	(65,349)
Class R3	—	—	—	(106)
Class R4	—	—	—	(106)
Class R5	—	—	—	(109)
Class Y	—	—	—	(164,445)
Class F	—	—	—	(39,415)
Total distributions	(51,217,733)	(25,611,026)	(707,347)	(1,792,523)
Capital Share Transactions:
Sold	1,222,325,168	1,307,211,956	2,109,037	10,240,224
Issued on reinvestment of distributions	49,636,059	24,997,645	691,543	1,697,035
Redeemed	(299,906,613)	(198,041,034)	(4,788,460)	(14,918,900)
Net increase (decrease) from capital share transactions	972,054,614	1,134,168,567	(1,987,880)	(2,981,641)
Net Increase (Decrease) in Net Assets	974,527,566	1,148,205,270	(1,990,209)	(1,853,275)
Net Assets:
Beginning of period	1,259,609,292	111,404,022	26,891,597	28,744,872
End of period	$2,234,136,858	$1,259,609,292	$24,901,388	$26,891,597
The accompanying notes are an integral part of these financial statements.

182

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Floating Rate Fund		The Hartford High Yield Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$40,870,600	$104,086,492	$13,055,518	$24,052,466
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(10,334,403)	(14,165,889)	(1,400,404)	(1,292,000)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(17,454,799)	29,119,127	(6,976,747)	33,806,177
Net Increase (Decrease) in Net Assets Resulting from Operations	13,081,398	119,039,730	4,678,367	56,566,643
Distributions to Shareholders:
Class A	(17,451,720)	(44,037,409)	(7,310,927)	(13,725,372)
Class C	(1,213,468)	(3,325,129)	(223,476)	(487,838)
Class I	(18,892,127)	(46,976,167)	(1,083,683)	(2,121,701)
Class R3	(66,958)	(197,967)	(36,887)	(79,127)
Class R4	(66,474)	(168,004)	(20,471)	(56,425)
Class R5	(43,333)	(113,243)	(16,486)	(40,304)
Class R6	—	—	(28,846)	(56,991)
Class Y	(1,352,912)	(3,137,043)	(34,619)	(92,470)
Class F	(2,385,043)	(7,456,494)	(4,544,160)	(7,882,819)
Total distributions	(41,472,035)	(105,411,456)	(13,299,555)	(24,543,047)
Capital Share Transactions:
Sold	89,102,741	269,776,295	40,865,235	102,445,184
Issued on reinvestment of distributions	34,644,139	86,225,719	13,168,350	24,277,127
Redeemed	(253,034,397)	(475,800,293)	(48,995,201)	(102,794,927)
Net increase (decrease) from capital share transactions	(129,287,517)	(119,798,279)	5,038,384	23,927,384
Net Increase (Decrease) in Net Assets	(157,678,154)	(106,170,005)	(3,582,804)	55,950,980
Net Assets:
Beginning of period	1,187,127,176	1,293,297,181	437,601,808	381,650,828
End of period	$1,029,449,022	$1,187,127,176	$434,019,004	$437,601,808
The accompanying notes are an integral part of these financial statements.

183

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Inflation Plus Fund		Hartford Low Duration High Income Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$4,754,265	$10,039,039	$4,877,120	$14,799,958
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(4,416,416)	1,809,022	288,131	(6,659,327)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	9,746,747	16,465,859	(1,074,221)	11,163,212
Net Increase (Decrease) in Net Assets Resulting from Operations	10,084,596	28,313,920	4,091,030	19,303,843
Distributions to Shareholders:
Class A	(1,845,436)	(4,067,218)	(1,871,707)	(4,448,473)
Class C	(68,696)	(189,905)	(192,437)	(597,559)
Class I	(333,039)	(915,797)	(1,903,755)	(7,518,593)
Class R3	(282,677)	(635,216)	(2,634)	(1,814)
Class R4	(53,578)	(104,598)	(1,991)	(10,274)
Class R5	(80,838)	(84,150)	(307,488)	(762,554)
Class Y	(286,667)	(534,629)	(153,895)	(934,235)
Class F	(1,772,262)	(3,478,735)	(612,404)	(1,422,831)
Total distributions	(4,723,193)	(10,010,248)	(5,046,311)	(15,696,333)
Capital Share Transactions:
Sold	33,336,876	56,948,148	17,091,349	33,925,219
Issued on reinvestment of distributions	4,625,031	9,794,319	4,986,714	15,607,359
Redeemed	(55,746,867)	(124,426,834)	(19,519,273)	(199,913,603)
Net increase (decrease) from capital share transactions	(17,784,960)	(57,684,367)	2,558,790	(150,381,025)
Net Increase (Decrease) in Net Assets	(12,423,557)	(39,380,695)	1,603,509	(146,773,515)
Net Assets:
Beginning of period	329,007,243	368,387,938	145,623,849	292,397,364
End of period	$316,583,686	$329,007,243	$147,227,358	$145,623,849
The accompanying notes are an integral part of these financial statements.

184

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Municipal Opportunities Fund		Hartford Municipal Short Duration Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$31,481,152	$58,640,363	$418,425	$789,950
Net realized gain (loss) on investments	(5,402,344)	(9,066,805)	(44,795)	(115,673)
Net changes in unrealized appreciation (depreciation) of investments	(26,000,213)	119,337,711	(13,452)	1,510,909
Net Increase (Decrease) in Net Assets Resulting from Operations	78,595	168,911,269	360,178	2,185,186
Distributions to Shareholders:
Class A	(6,173,629)	(11,848,550)	(333,011)	(521,572)
Class C	(176,691)	(457,817)	(1,948)	(3,559)
Class I	(17,642,828)	(33,923,112)	(56,564)	(96,847)
Class Y	(313,731)	(585,762)	—	—
Class F	(7,185,854)	(11,951,183)	(83,863)	(153,919)
Total distributions	(31,492,733)	(58,766,424)	(475,386)	(775,897)
Capital Share Transactions:
Sold	291,025,603	585,067,336	6,805,540	7,510,470
Issued on reinvestment of distributions	29,568,679	54,548,721	471,279	764,809
Redeemed	(362,724,043)	(474,841,522)	(5,807,897)	(12,867,945)
Net increase (decrease) from capital share transactions	(42,129,761)	164,774,535	1,468,922	(4,592,666)
Net Increase (Decrease) in Net Assets	(73,543,899)	274,919,380	1,353,714	(3,183,377)
Net Assets:
Beginning of period	1,939,608,436	1,664,689,056	37,368,014	40,551,391
End of period	$1,866,064,537	$1,939,608,436	$38,721,728	$37,368,014
The accompanying notes are an integral part of these financial statements.

185

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Core Fixed Income Fund		Hartford Schroders Emerging Markets Multi-Sector Bond Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,777,751	$4,266,158	$1,031,619	$1,742,609
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(1,365,126)	(6,808,605)	(41,473)	547,133
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	1,449,337	15,177,219	(387,324)	1,444,785
Net Increase (Decrease) in Net Assets Resulting from Operations	1,861,962	12,634,772	602,822	3,734,527
Distributions to Shareholders:
Class A	—	—	(50,231)	(86,772)
Class C	—	—	(1,895)	(5,026)
Class I	(34,944)	(87,284)	(72,529)	(191,853)
Class R3	(177)	(362)	(1,334)	(2,110)
Class R4	(195)	(395)	(413)	(682)
Class R5	(213)	(429)	(438)	(726)
Class Y	(138,179)	(272,609)	(125,321)	(208,342)
Class F	(1,406,534)	(3,093,056)	(994)	(1,638)
Class SDR	(269,983)	(975,450)	(667,518)	(1,098,938)
Total distributions	(1,850,225)	(4,429,585)	(920,673)	(1,596,087)
Capital Share Transactions:
Sold	20,268,174	38,450,293	519,799	1,523,575
Issued on reinvestment of distributions	1,565,785	3,851,964	920,554	1,595,882
Redeemed	(29,708,418)	(123,314,922)	(1,220,808)	(2,429,058)
Net increase (decrease) from capital share transactions	(7,874,459)	(81,012,665)	219,545	690,399
Net Increase (Decrease) in Net Assets	(7,862,722)	(72,807,478)	(98,306)	2,828,839
Net Assets:
Beginning of period	89,858,221	162,665,699	24,768,507	21,939,668
End of period	$81,995,499	$89,858,221	$24,670,201	$24,768,507
The accompanying notes are an integral part of these financial statements.

186

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Schroders Tax-Aware Bond Fund		The Hartford Short Duration Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$22,604,383	$43,766,195	$40,340,532	$76,752,549
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	1,152,287	1,191,323	2,416,988	(15,924,712)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(44,490,884)	85,433,267	8,532,713	88,127,776
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,734,214)	130,390,785	51,290,233	148,955,613
Distributions to Shareholders:
Class A	(1,712,172)	(3,076,016)	(15,331,987)	(31,648,920)
Class C	(125,650)	(218,713)	(507,129)	(1,006,509)
Class I	(14,813,178)	(29,001,603)	(10,351,082)	(17,639,024)
Class R3	—	—	(45,174)	(99,114)
Class R4	—	—	(82,055)	(180,342)
Class R5	—	—	(54,664)	(97,801)
Class R6	—	—	(54,420)	(99,767)
Class Y	(3,800)	(7,895)	(107,464)	(135,427)
Class F	(5,267,197)	(8,545,377)	(15,149,669)	(26,166,045)
Class SDR	(928,381)	(1,939,635)	—	—
Total distributions	(22,850,378)	(42,789,239)	(41,683,644)	(77,072,949)
Capital Share Transactions:
Sold	213,151,611	775,189,568	454,354,024	693,734,569
Issued on reinvestment of distributions	20,717,496	38,894,512	39,944,310	73,118,681
Redeemed	(399,416,063)	(478,171,367)	(366,051,156)	(797,603,272)
Net increase (decrease) from capital share transactions	(165,546,956)	335,912,713	128,247,178	(30,750,022)
Net Increase (Decrease) in Net Assets	(209,131,548)	423,514,259	137,853,767	41,132,642
Net Assets:
Beginning of period	1,302,118,031	878,603,772	1,805,383,975	1,764,251,333
End of period	$1,092,986,483	$1,302,118,031	$1,943,237,742	$1,805,383,975
The accompanying notes are an integral part of these financial statements.

187

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Strategic Income Fund		Hartford Sustainable Municipal Bond Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$110,825,425	$151,278,070	$1,179,945	$2,480,339
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(28,498,563)	55,364,040	(924,919)	(165,073)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(18,423,835)	153,906,910	(605,599)	6,688,513
Net Increase (Decrease) in Net Assets Resulting from Operations	63,903,027	360,549,020	(350,573)	9,003,779
Distributions to Shareholders:
Class A	(10,603,848)	(17,423,928)	(340,493)	(654,290)
Class C	(2,354,297)	(3,335,432)	(10,337)	(29,215)
Class I	(68,377,656)	(92,754,496)	(621,399)	(1,368,583)
Class R3	(102,772)	(187,895)	—	—
Class R4	(225,884)	(408,930)	—	—
Class R5	(1,240,763)	(2,182,094)	—	—
Class R6	(26,660,639)	(19,616,198)	—	—
Class Y	(4,357,032)	(6,229,509)	—	—
Class F	(13,745,918)	(18,212,566)	(207,207)	(428,117)
Total distributions	(127,668,809)	(160,351,048)	(1,179,436)	(2,480,205)
Capital Share Transactions:
Sold	1,229,524,106	1,295,189,635	14,940,927	22,733,795
Issued on reinvestment of distributions	123,311,536	156,404,740	1,175,121	2,470,240
Redeemed	(558,647,840)	(750,304,930)	(24,313,154)	(28,636,072)
Net increase (decrease) from capital share transactions	794,187,802	701,289,445	(8,197,106)	(3,432,037)
Net Increase (Decrease) in Net Assets	730,422,020	901,487,417	(9,727,115)	3,091,537
Net Assets:
Beginning of period	2,922,706,123	2,021,218,706	86,473,736	83,382,199
End of period	$3,653,128,143	$2,922,706,123	$76,746,621	$86,473,736
The accompanying notes are an integral part of these financial statements.

188

Hartford Fixed Income Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Total Return Bond Fund		The Hartford World Bond Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$94,488,980	$145,263,666	$70,670,368	$137,785,017
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	(31,866,976)	9,647,735	51,806,431	(21,516,182)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	29,426,427	210,596,379	13,860,556	179,515,719
Net Increase (Decrease) in Net Assets Resulting from Operations	92,048,431	365,507,780	136,337,355	295,784,554
Distributions to Shareholders:
Class A	(21,326,506)	(40,789,651)	(6,473,897)	(8,988,763)
Class C	(44,787)	(130,573)	(255,693)	(380,444)
Class I	(22,314,865)	(27,191,649)	(29,389,436)	(42,060,211)
Class R3	(65,481)	(138,072)	(29,724)	(39,664)
Class R4	(163,860)	(412,916)	(38,270)	(47,425)
Class R5	(18,029)	(72,159)	(223,411)	(324,604)
Class R6	(14,715,927)	(15,310,659)	(4,672,721)	(5,926,193)
Class Y	(2,120,070)	(4,043,971)	(2,408,758)	(3,540,434)
Class F	(36,580,651)	(59,009,129)	(64,229,930)	(74,090,678)
Total distributions	(97,350,176)	(147,098,779)	(107,721,840)	(135,398,416)
Capital Share Transactions:
Sold	754,134,765	1,859,895,117	517,211,117	1,226,305,845
Issued on reinvestment of distributions	91,822,305	136,807,405	104,892,828	130,688,579
Redeemed	(584,945,128)	(1,052,936,584)	(1,045,487,656)	(1,020,206,715)
Net increase (decrease) from capital share transactions	261,011,942	943,765,938	(423,383,711)	336,787,709
Net Increase (Decrease) in Net Assets	255,710,197	1,162,174,939	(394,768,196)	497,173,847
Net Assets:
Beginning of period	4,114,069,899	2,951,894,960	3,888,181,604	3,391,007,757
End of period	$4,369,780,096	$4,114,069,899	$3,493,413,408	$3,888,181,604
The accompanying notes are an integral part of these financial statements.

189

Hartford Fixed Income Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Dynamic Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.28	$0.21	$0.06	$0.27	$(0.21)	$(0.08)	$—	$(0.29)	$10.26	2.68%(5)	$55,092	0.90%(6)	0.90%(6)	4.12%(6)	331%
C	10.28	0.17	0.06	0.23	(0.17)	(0.08)	—	(0.25)	10.26	2.29 (5)	13,944	1.68 (6)	1.68 (6)	3.34 (6)	331
I	10.27	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.25	2.80 (5)	1,844,337	0.68 (6)	0.68 (6)	4.34 (6)	331
R5	10.27	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.25	2.79 (5)	108	0.70 (6)	0.70 (6)	4.32 (6)	331
R6	10.25	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.23	2.85 (5)	197	0.59 (6)	0.59 (6)	4.43 (6)	331
Y	10.27	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.25	2.80 (5)	51,543	0.68 (6)	0.68 (6)	4.34 (6)	331
F	10.25	0.22	0.06	0.28	(0.22)	(0.08)	—	(0.30)	10.23	2.85 (5)	268,916	0.58 (6)	0.58 (6)	4.44 (6)	331
For the Year Ended October 31, 2024
A	$9.46	$0.46	$0.85	$1.31	$(0.49)	$—	$—	$(0.49)	$10.28	14.04%	$28,471	0.97%	0.96%	4.51%	656%
C	9.46	0.40	0.85	1.25	(0.43)	—	—	(0.43)	10.28	13.40	10,179	1.73	1.63	3.89	656
I	9.46	0.49	0.84	1.33	(0.52)	—	—	(0.52)	10.27	14.24	1,100,283	0.73	0.69	4.77	656
R5	9.46	0.56	0.77	1.33	(0.52)	—	—	(0.52)	10.27	14.28	105	0.72	0.71	5.52	656
R6	9.45	0.56	0.78	1.34	(0.54)	—	—	(0.54)	10.25	14.41	189	0.68	0.64	5.53	656
Y	9.46	0.50	0.83	1.33	(0.52)	—	—	(0.52)	10.27	14.28	35,300	0.72	0.70	4.86	656
F	9.45	0.53	0.81	1.34	(0.54)	—	—	(0.54)	10.25	14.40	85,083	0.65	0.62	5.22	656
For the Year Ended October 31, 2023
A	$9.39	$0.47	$0.07	$0.54	$(0.47)	$—	$—	$(0.47)	$9.46	5.73%	$1,690	1.22%	1.02%	4.83%	792%
C	9.39	0.42	0.06	0.48	(0.41)	—	—	(0.41)	9.46	5.07	1,271	1.94	1.62	4.24	792
I	9.39	0.51	0.06	0.57	(0.50)	—	—	(0.50)	9.46	5.99	60,450	1.03	0.80	5.29	792
R5	9.39	0.50	0.08	0.58	(0.51)	—	—	(0.51)	9.46	6.07	1,015	0.94	0.75	5.11	792
R6	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	1,016	0.93	0.65	5.21	792
Y	9.39	0.50	0.07	0.57	(0.50)	—	—	(0.50)	9.46	6.04	2,102	0.98	0.75	5.12	792
F	9.39	0.51	0.07	0.58	(0.52)	—	—	(0.52)	9.45	6.13	43,860	0.92	0.65	5.21	792
For the Period Ended October 31, 2022(7)
A	$10.00	$0.17	$(0.61)	$(0.44)	$(0.17)	$—	$—	$(0.17)	$9.39	(4.42)%(5)	$1,003	1.35%(6)	1.10%(6)	4.42%(6)	380%(8)
C	10.00	0.14	(0.61)	(0.47)	(0.14)	—	—	(0.14)	9.39	(4.73)(5)	952	2.10 (6)	1.90 (6)	3.61 (6)	380 (8)
I	10.00	0.18	(0.61)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.31)(5)	957	1.10 (6)	0.80 (6)	4.72 (6)	380 (8)
R5	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(5)	957	1.10 (6)	0.75 (6)	4.77 (6)	380 (8)
R6	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(5)	957	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
Y	10.00	0.19	(0.62)	(0.43)	(0.18)	—	—	(0.18)	9.39	(4.29)(5)	1,460	1.11 (6)	0.75 (6)	4.82 (6)	380 (8)
F	10.00	0.19	(0.61)	(0.42)	(0.19)	—	—	(0.19)	9.39	(4.25)(5)	42,118	1.10 (6)	0.65 (6)	4.87 (6)	380 (8)
The Hartford Emerging Markets Local Debt Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$4.64	$0.13	$0.02	$0.15	$(0.12)	$—	$—	$(0.12)	$4.67	3.25%(5)	$6,935	1.91%(6)	1.18%(6)	5.60%(6)	54%
C	4.66	0.11	0.01	0.12	(0.09)	—	—	(0.09)	4.69	2.62 (5)	287	2.75 (6)	1.93 (6)	4.86 (6)	54
I	4.61	0.13	0.01	0.14	(0.13)	—	—	(0.13)	4.62	3.21 (5)	3,898	1.61 (6)	0.93 (6)	5.85 (6)	54
R3	4.66	0.12	0.01	0.13	(0.10)	—	—	(0.10)	4.69	2.82 (5)	11	2.22 (6)	1.48 (6)	5.30 (6)	54
R4	4.62	0.13	0.01	0.14	(0.12)	—	—	(0.12)	4.64	3.04 (5)	12	1.92 (6)	1.18 (6)	5.62 (6)	54
R5	4.39	0.13	0.01	0.14	(0.14)	—	—	(0.14)	4.39	3.22 (5)	12	1.62 (6)	0.88 (6)	5.89 (6)	54
Y	4.57	0.13	0.02	0.15	(0.14)	—	—	(0.14)	4.58	3.31 (5)	9,701	1.58 (6)	0.88 (6)	5.91 (6)	54
F	4.62	0.13	0.01	0.14	(0.14)	—	—	(0.14)	4.62	3.13 (5)	4,046	1.51 (6)	0.83 (6)	5.96 (6)	54
The accompanying notes are an integral part of these financial statements.

190

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Emerging Markets Local Debt Fund – (continued)
For the Year Ended October 31, 2024
A	$4.46	$0.26	$0.16	$0.42	$(0.20)	$—	$(0.04)	$(0.24)	$4.64	9.50%	$5,753	1.74%	1.18%	5.44%	105%
C	4.47	0.22	0.17	0.39	(0.15)	—	(0.05)	(0.20)	4.66	8.81	404	2.56	1.93	4.69	105
I	4.43	0.27	0.16	0.43	(0.21)	—	(0.04)	(0.25)	4.61	9.88	4,813	1.40	0.93	5.69	105
R3	4.46	0.24	0.19	0.43	(0.18)	—	(0.05)	(0.23)	4.66	9.60	11	2.03	1.48	5.17	105
R4	4.43	0.25	0.18	0.43	(0.20)	—	(0.04)	(0.24)	4.62	9.80	11	1.73	1.18	5.44	105
R5	4.22	0.25	0.18	0.43	(0.22)	—	(0.04)	(0.26)	4.39	10.20	11	1.43	0.88	5.74	105
Y	4.39	0.27	0.17	0.44	(0.21)	—	(0.05)	(0.26)	4.57	10.02	11,937	1.39	0.88	5.74	105
F	4.43	0.27	0.18	0.45	(0.21)	—	(0.05)	(0.26)	4.62	10.23	3,950	1.31	0.83	5.79	105
For the Year Ended October 31, 2023
A	$4.10	$0.25	$0.35	$0.60	$(0.18)	$—	$(0.06)	$(0.24)	$4.46	14.48%	$3,038	1.77%	1.18%	5.38%	102%
C	4.11	0.21	0.35	0.56	(0.15)	—	(0.05)	(0.20)	4.47	13.50	512	2.56	1.93	4.61	102
I	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.63	6,956	1.40	0.93	5.65	102
R3	4.10	0.24	0.34	0.58	(0.17)	—	(0.05)	(0.22)	4.46	14.09	10	2.03	1.48	5.13	102
R4	4.08	0.25	0.34	0.59	(0.18)	—	(0.06)	(0.24)	4.43	14.30	10	1.73	1.18	5.43	102
R5	3.90	0.25	0.32	0.57	(0.19)	—	(0.06)	(0.25)	4.22	14.59	10	1.43	0.88	5.64	102
Y	4.05	0.25	0.34	0.59	(0.19)	—	(0.06)	(0.25)	4.39	14.54	14,087	1.39	0.88	5.61	102
F	4.08	0.26	0.34	0.60	(0.19)	—	(0.06)	(0.25)	4.43	14.75	4,121	1.31	0.83	5.73	102
For the Year Ended October 31, 2022
A	$5.39	$0.18	$(1.24)	$(1.06)	$(0.05)	$—	$(0.18)	$(0.23)	$4.10	(20.19)%	$2,707	1.55%	1.18%	3.79%	90%
C	5.40	0.15	(1.24)	(1.09)	(0.04)	—	(0.16)	(0.20)	4.11	(20.73)	708	2.29	1.93	3.02	90
I	5.36	0.19	(1.23)	(1.04)	(0.05)	—	(0.19)	(0.24)	4.08	(19.92)	5,971	1.17	0.93	4.04	90
R3	5.38	0.18	(1.24)	(1.06)	(0.04)	—	(0.18)	(0.22)	4.10	(20.28)	9	1.79	1.28	3.74	90
R4	5.36	0.18	(1.23)	(1.05)	(0.05)	—	(0.18)	(0.23)	4.08	(20.12)	9	1.49	1.18	3.77	90
R5	5.14	0.19	(1.19)	(1.00)	(0.05)	—	(0.19)	(0.24)	3.90	(19.96)	9	1.19	0.88	4.13	90
Y	5.32	0.20	(1.23)	(1.03)	(0.05)	—	(0.19)	(0.24)	4.05	(19.85)	25,608	1.18	0.88	4.21	90
F	5.37	0.20	(1.24)	(1.04)	(0.05)	—	(0.20)	(0.25)	4.08	(20.00)	4,056	1.07	0.83	4.18	90
For the Year Ended October 31, 2021
A	$5.39	$0.18	$(0.00)(9)	$0.18	$(0.18)	$—	$—	$(0.18)	$5.39	3.20%	$3,996	1.49%	1.18%	3.20%	99%
C	5.40	0.14	(0.00)(9)	0.14	(0.14)	—	—	(0.14)	5.40	2.43	1,771	2.25	1.93	2.45	99
I	5.37	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.36	3.28	11,164	1.15	0.93	3.45	99
R3	5.37	0.18	(0.01)	0.17	(0.16)	—	—	(0.16)	5.38	3.09	11	1.76	1.21	3.18	99
R4	5.37	0.18	(0.01)	0.17	(0.18)	—	—	(0.18)	5.36	3.02	45	1.46	1.18	3.20	99
R5	5.15	0.19	(0.01)	0.18	(0.19)	—	—	(0.19)	5.14	3.48	11	1.16	0.88	3.56	99
Y	5.33	0.20	(0.02)	0.18	(0.19)	—	—	(0.19)	5.32	3.36	37,127	1.14	0.88	3.49	99
F	5.37	0.20	(0.00)(9)	0.20	(0.20)	—	—	(0.20)	5.37	3.57	4,490	1.04	0.83	3.54	99
For the Year Ended October 31, 2020
A	$5.86	$0.22	$(0.46)	$(0.24)	$—	$—	$(0.23)	$(0.23)	$5.39	(4.02)%	$4,441	1.42%	1.18%	4.08%	99%
C	5.86	0.19	(0.46)	(0.27)	—	—	(0.19)	(0.19)	5.40	(4.66)	1,795	2.18	1.93	3.35	99
I	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.73)	10,596	1.07	0.93	4.43	99
R3	5.84	0.23	(0.46)	(0.23)	—	—	(0.24)	(0.24)	5.37	(3.97)	11	1.70	1.06	4.20	99
R4	5.83	0.22	(0.45)	(0.23)	—	—	(0.23)	(0.23)	5.37	(3.87)	43	1.40	1.18	4.07	99
R5	5.60	0.22	(0.42)	(0.20)	—	—	(0.25)	(0.25)	5.15	(3.52)	45	1.10	0.88	4.31	99
Y	5.80	0.24	(0.46)	(0.22)	—	—	(0.25)	(0.25)	5.33	(3.72)	43,062	1.09	0.88	4.43	99
F	5.84	0.25	(0.47)	(0.22)	—	—	(0.25)	(0.25)	5.37	(3.65)	3,201	0.98	0.83	4.46	99
The accompanying notes are an integral part of these financial statements.

191

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.88	$0.28	$(0.20)	$0.08	$(0.27)	$—	$—	$(0.27)	$7.69	1.05%(5)	$481,572	1.03%(6)	1.00%(6)	7.18%(6)	19%
C	7.98	0.25	(0.19)	0.06	(0.25)	—	—	(0.25)	7.79	0.71 (5)	34,958	1.79 (6)	1.75 (6)	6.43 (6)	19
I	7.79	0.29	(0.19)	0.10	(0.30)	—	—	(0.30)	7.59	1.23 (5)	429,530	0.77 (6)	0.75 (6)	7.43 (6)	19
R3	7.95	0.27	(0.19)	0.08	(0.27)	—	—	(0.27)	7.76	0.95 (5)	1,619	1.39 (6)	1.25 (6)	6.95 (6)	19
R4	7.87	0.28	(0.20)	0.08	(0.27)	—	—	(0.27)	7.68	1.05 (5)	1,880	1.09 (6)	1.00 (6)	7.18 (6)	19
R5	7.80	0.28	(0.19)	0.09	(0.29)	—	—	(0.29)	7.60	1.17 (5)	1,137	0.79 (6)	0.79 (6)	7.38 (6)	19
Y	7.76	0.28	(0.18)	0.10	(0.30)	—	—	(0.30)	7.56	1.22 (5)	30,820	0.77 (6)	0.75 (6)	7.42 (6)	19
F	7.75	0.29	(0.19)	0.10	(0.30)	—	—	(0.30)	7.55	1.34 (5)	47,933	0.67 (6)	0.67 (6)	7.50 (6)	19
For the Year Ended October 31, 2024
A	$7.78	$0.64	$0.10	$0.74	$(0.64)	$—	$—	$(0.64)	$7.88	9.85%	$514,939	1.02%	1.00%	8.18%	61%
C	7.86	0.59	0.10	0.69	(0.57)	—	—	(0.57)	7.98	8.97	41,092	1.77	1.75	7.44	61
I	7.72	0.66	0.09	0.75	(0.68)	—	—	(0.68)	7.79	10.03	525,732	0.75	0.75	8.43	61
R3	7.84	0.63	0.09	0.72	(0.61)	—	—	(0.61)	7.95	9.43	2,671	1.34	1.25	7.93	61
R4	7.78	0.64	0.09	0.73	(0.64)	—	—	(0.64)	7.87	9.73	2,063	1.08	1.00	8.18	61
R5	7.73	0.66	0.08	0.74	(0.67)	—	—	(0.67)	7.80	9.96	1,144	0.78	0.78	8.41	61
Y	7.69	0.65	0.09	0.74	(0.67)	—	—	(0.67)	7.76	10.02	33,645	0.76	0.75	8.43	61
F	7.69	0.66	0.09	0.75	(0.69)	—	—	(0.69)	7.75	10.08	65,840	0.66	0.66	8.53	61
For the Year Ended October 31, 2023
A	$7.64	$0.61	$0.12	$0.73	$(0.59)	$—	$—	$(0.59)	$7.78	9.79%	$576,510	1.01%	1.00%	7.77%	46%
C	7.71	0.55	0.14	0.69	(0.54)	—	—	(0.54)	7.86	9.10	53,757	1.76	1.75	7.00	46
I	7.59	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.72	10.09	518,131	0.74	0.74	8.00	46
R3	7.69	0.59	0.13	0.72	(0.57)	—	—	(0.57)	7.84	9.64	2,466	1.35	1.25	7.53	46
R4	7.63	0.61	0.13	0.74	(0.59)	—	—	(0.59)	7.78	9.93	1,941	1.08	1.00	7.77	46
R5	7.59	0.62	0.13	0.75	(0.61)	—	—	(0.61)	7.73	10.18	1,433	0.78	0.78	8.00	46
Y	7.56	0.62	0.12	0.74	(0.61)	—	—	(0.61)	7.69	10.10	38,667	0.76	0.75	7.99	46
F	7.57	0.62	0.13	0.75	(0.63)	—	—	(0.63)	7.69	10.17	100,393	0.66	0.66	8.05	46
For the Year Ended October 31, 2022
A	$8.40	$0.33	$(0.77)	$(0.44)	$(0.32)	$—	$—	$(0.32)	$7.64	(5.33)%	$645,513	1.00%	1.00%	4.06%	53%
C	8.48	0.26	(0.77)	(0.51)	(0.26)	—	—	(0.26)	7.71	(6.09)	80,900	1.75	1.75	3.24	53
I	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.09)	819,480	0.73	0.73	4.31	53
R3	8.45	0.30	(0.76)	(0.46)	(0.30)	—	—	(0.30)	7.69	(5.53)	2,735	1.35	1.25	3.69	53
R4	8.39	0.33	(0.77)	(0.44)	(0.32)	—	—	(0.32)	7.63	(5.35)	2,339	1.07	1.00	4.15	53
R5	8.37	0.35	(0.77)	(0.42)	(0.36)	—	—	(0.36)	7.59	(5.16)	1,266	0.77	0.77	4.35	53
Y	8.34	0.34	(0.76)	(0.42)	(0.36)	—	—	(0.36)	7.56	(5.14)	46,709	0.74	0.74	4.27	53
F	8.35	0.36	(0.77)	(0.41)	(0.37)	—	—	(0.37)	7.57	(4.97)	150,731	0.65	0.65	4.45	53
For the Year Ended October 31, 2021
A	$8.04	$0.30	$0.31	$0.61	$(0.25)	$—	$—	$(0.25)	$8.40	7.70%	$738,311	1.00%	1.00%	3.59%	99%
C	8.12	0.24	0.31	0.55	(0.19)	—	—	(0.19)	8.48	6.84	110,915	1.75	1.75	2.86	99
I	8.03	0.32	0.32	0.64	(0.30)	—	—	(0.30)	8.37	8.01	1,066,435	0.73	0.73	3.85	99
R3	8.10	0.28	0.30	0.58	(0.23)	—	—	(0.23)	8.45	7.25	4,586	1.36	1.25	3.34	99
R4	8.04	0.30	0.30	0.60	(0.25)	—	—	(0.25)	8.39	7.55	2,180	1.07	1.00	3.59	99
R5	8.03	0.32	0.31	0.63	(0.29)	—	—	(0.29)	8.37	7.92	1,148	0.77	0.77	3.82	99
Y	8.01	0.32	0.31	0.63	(0.30)	—	—	(0.30)	8.34	7.90	49,434	0.75	0.75	3.83	99
F	8.02	0.33	0.31	0.64	(0.31)	—	—	(0.31)	8.35	8.06	144,519	0.65	0.65	3.92	99
The accompanying notes are an integral part of these financial statements.

192

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Floating Rate Fund – (continued)
For the Year Ended October 31, 2020
A	$8.37	$0.29	$(0.33)	$(0.04)	$(0.29)	$—	$—	$(0.29)	$8.04	(0.40)%	$659,749	1.01%	1.00%	3.62%	86%
C	8.45	0.24	(0.34)	(0.10)	(0.23)	—	—	(0.23)	8.12	(1.10)	231,747	1.74	1.74	2.91	86
I	8.36	0.32	(0.34)	(0.02)	(0.31)	—	—	(0.31)	8.03	(0.14)	749,601	0.73	0.73	3.93	86
R3	8.42	0.27	(0.32)	(0.05)	(0.27)	—	—	(0.27)	8.10	(0.51)	4,684	1.37	1.25	3.38	86
R4	8.36	0.29	(0.32)	(0.03)	(0.29)	—	—	(0.29)	8.04	(0.29)	2,274	1.07	1.00	3.63	86
R5	8.35	0.31	(0.32)	(0.01)	(0.31)	—	—	(0.31)	8.03	(0.07)	987	0.77	0.77	3.84	86
Y	8.33	0.32	(0.33)	(0.01)	(0.31)	—	—	(0.31)	8.01	(0.00)(10)	42,538	0.71	0.71	3.93	86
F	8.36	0.33	(0.35)	(0.02)	(0.32)	—	—	(0.32)	8.02	(0.20)	92,849	0.65	0.65	4.09	86
The Hartford High Yield Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.03	$0.20	$(0.13)	$0.07	$(0.20)	$—	$—	$(0.20)	$6.90	1.03%(5)	$249,125	0.99%(6)	0.95%(6)	5.87%(6)	22%
C	7.01	0.18	(0.13)	0.05	(0.18)	—	—	(0.18)	6.88	0.64 (5)	8,183	1.73 (6)	1.73 (6)	5.09 (6)	22
I	6.99	0.21	(0.14)	0.07	(0.21)	—	—	(0.21)	6.85	1.06 (5)	35,165	0.70 (6)	0.69 (6)	6.14 (6)	22
R3	7.03	0.19	(0.13)	0.06	(0.19)	—	—	(0.19)	6.90	0.87 (5)	1,265	1.30 (6)	1.27 (6)	5.54 (6)	22
R4	7.04	0.20	(0.13)	0.07	(0.20)	—	—	(0.20)	6.91	1.02 (5)	478	1.00 (6)	0.97 (6)	5.81 (6)	22
R5	6.95	0.21	(0.12)	0.09	(0.22)	—	—	(0.22)	6.82	1.23 (5)	458	0.70 (6)	0.67 (6)	6.12 (6)	22
R6	6.87	0.21	(0.12)	0.09	(0.23)	—	—	(0.23)	6.73	1.25 (5)	818	0.59 (6)	0.55 (6)	6.27 (6)	22
Y	6.90	0.21	(0.13)	0.08	(0.21)	—	—	(0.21)	6.77	1.22 (5)	914	0.69 (6)	0.66 (6)	6.17 (6)	22
F	6.94	0.21	(0.12)	0.09	(0.23)	—	—	(0.23)	6.80	1.26 (5)	137,613	0.59 (6)	0.55 (6)	6.27 (6)	22
For the Year Ended October 31, 2024
A	$6.48	$0.39	$0.55	$0.94	$(0.39)	$—	$—	$(0.39)	$7.03	14.71%	$252,481	1.00%	0.95%	5.62%	40%
C	6.47	0.33	0.54	0.87	(0.33)	—	—	(0.33)	7.01	13.69	9,429	1.73	1.73	4.84	40
I	6.46	0.40	0.55	0.95	(0.42)	—	—	(0.42)	6.99	15.00	34,788	0.71	0.69	5.88	40
R3	6.49	0.37	0.54	0.91	(0.37)	—	—	(0.37)	7.03	14.17	1,485	1.30	1.27	5.30	40
R4	6.50	0.39	0.54	0.93	(0.39)	—	—	(0.39)	7.04	14.50	1,055	1.00	0.97	5.60	40
R5	6.43	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.95	14.92	643	0.70	0.67	5.90	40
R6	6.36	0.41	0.53	0.94	(0.43)	—	—	(0.43)	6.87	15.13	910	0.59	0.55	6.01	40
Y	6.38	0.40	0.54	0.94	(0.42)	—	—	(0.42)	6.90	15.01	1,061	0.69	0.66	5.93	40
F	6.43	0.41	0.54	0.95	(0.44)	—	—	(0.44)	6.94	15.01	135,750	0.59	0.55	6.02	40
For the Year Ended October 31, 2023
A	$6.46	$0.36	$0.01	$0.37	$(0.35)	$—	$—	$(0.35)	$6.48	5.80%	$228,338	1.01%	0.95%	5.35%	26%
C	6.44	0.30	0.03	0.33	(0.30)	—	—	(0.30)	6.47	5.12	10,587	1.73	1.73	4.57	26
I	6.46	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.46	6.00	29,119	0.70	0.69	5.63	26
R3	6.46	0.33	0.03	0.36	(0.33)	—	—	(0.33)	6.49	5.59	1,489	1.31	1.27	5.03	26
R4	6.47	0.35	0.03	0.38	(0.35)	—	—	(0.35)	6.50	5.94	875	1.01	0.97	5.33	26
R5	6.43	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.43	6.09	624	0.71	0.67	5.63	26
R6	6.37	0.38	0.01	0.39	(0.40)	—	—	(0.40)	6.36	6.18	46	0.59	0.55	5.81	26
Y	6.38	0.37	0.02	0.39	(0.39)	—	—	(0.39)	6.38	6.14	2,975	0.65	0.65	5.66	26
F	6.44	0.38	0.02	0.40	(0.41)	—	—	(0.41)	6.43	6.19	107,597	0.59	0.55	5.75	26
The accompanying notes are an integral part of these financial statements.

193

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford High Yield Fund – (continued)
For the Year Ended October 31, 2022
A	$7.62	$0.29	$(1.16)	$(0.87)	$(0.29)	$—	$—	$(0.29)	$6.46	(11.63)%	$235,340	1.00%	0.95%	4.12%	49%
C	7.60	0.23	(1.16)	(0.93)	(0.23)	—	—	(0.23)	6.44	(12.36)	11,623	1.73	1.73	3.31	49
I	7.63	0.30	(1.15)	(0.85)	(0.32)	—	—	(0.32)	6.46	(11.35)	17,300	0.71	0.69	4.25	49
R3	7.62	0.27	(1.16)	(0.89)	(0.27)	—	—	(0.27)	6.46	(11.91)	1,667	1.30	1.27	3.81	49
R4	7.63	0.29	(1.16)	(0.87)	(0.29)	—	—	(0.29)	6.47	(11.63)	865	1.00	0.97	4.10	49
R5	7.59	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.43	(11.30)	586	0.70	0.67	4.39	49
R6	7.54	0.31	(1.15)	(0.84)	(0.33)	—	—	(0.33)	6.37	(11.32)	9	0.59	0.55	4.55	49
Y	7.54	0.31	(1.15)	(0.84)	(0.32)	—	—	(0.32)	6.38	(11.39)	1,022	0.69	0.66	4.44	49
F	7.61	0.32	(1.15)	(0.83)	(0.34)	—	—	(0.34)	6.44	(11.19)	100,620	0.58	0.55	4.53	49
For the Year Ended October 31, 2021
A	$7.27	$0.29	$0.35	$0.64	$(0.29)	$—	$—	$(0.29)	$7.62	8.90%	$287,361	1.00%	0.95%	3.85%	38%
C	7.25	0.24	0.34	0.58	(0.23)	—	—	(0.23)	7.60	8.10	17,757	1.72	1.71	3.15	38
I	7.30	0.31	0.34	0.65	(0.32)	—	—	(0.32)	7.63	9.03	46,882	0.68	0.67	4.10	38
R3	7.28	0.27	0.34	0.61	(0.27)	—	—	(0.27)	7.62	8.42	1,996	1.29	1.26	3.55	38
R4	7.29	0.29	0.34	0.63	(0.29)	—	—	(0.29)	7.63	8.73	1,028	1.00	0.97	3.85	38
R5	7.26	0.32	0.33	0.65	(0.32)	—	—	(0.32)	7.59	9.07	737	0.70	0.67	4.14	38
R6 (11)	7.57	0.21	(0.03)(12)	0.18	(0.21)	—	—	(0.21)	7.54	2.35 (5)	10	0.59 (6)	0.55 (6)	4.12 (6)	38
Y	7.20	0.31	0.34	0.65	(0.31)	—	—	(0.31)	7.54	9.12	972	0.69	0.66	4.15	38
F	7.28	0.32	0.35	0.67	(0.34)	—	—	(0.34)	7.61	9.26	110,704	0.58	0.55	4.23	38
For the Year Ended October 31, 2020
A	$7.36	$0.33	$(0.10)	$0.23	$(0.32)	$—	$—	$(0.32)	$7.27	3.31%	$239,310	1.15%	1.03%	4.54%	59%
C	7.33	0.27	(0.08)	0.19	(0.27)	—	—	(0.27)	7.25	2.68	26,125	1.86	1.78	3.81	59
I	7.38	0.35	(0.09)	0.26	(0.34)	—	—	(0.34)	7.30	3.74	20,666	0.82	0.77	4.80	59
R3	7.36	0.30	(0.08)	0.22	(0.30)	—	—	(0.30)	7.28	3.14	1,866	1.44	1.34	4.25	59
R4	7.37	0.33	(0.09)	0.24	(0.32)	—	—	(0.32)	7.29	3.45	997	1.14	1.04	4.54	59
R5	7.33	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	7.26	3.95	614	0.84	0.74	4.86	59
Y	7.30	0.35	(0.12)	0.23	(0.33)	—	—	(0.33)	7.20	3.35	849	0.83	0.77	4.84	59
F	7.37	0.35	(0.08)	0.27	(0.36)	—	—	(0.36)	7.28	3.78	71,863	0.72	0.67	4.90	59
The Hartford Inflation Plus Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.00	$0.14	$0.19	$0.33	$(0.15)	$—	$—	$(0.15)	$10.18	3.28%(5)	$127,705	0.91%(6)	0.85%(6)	2.91%(6)	11%
C	9.59	0.10	0.17	0.27	(0.11)	—	—	(0.11)	9.75	2.80 (5)	6,149	1.64 (6)	1.64 (6)	2.04 (6)	11
I	10.25	0.16	0.18	0.34	(0.16)	—	—	(0.16)	10.43	3.32 (5)	20,718	0.62 (6)	0.62 (6)	3.06 (6)	11
R3	9.76	0.12	0.18	0.30	(0.13)	—	—	(0.13)	9.93	3.07 (5)	21,337	1.20 (6)	1.20 (6)	2.55 (6)	11
R4	10.02	0.14	0.17	0.31	(0.14)	—	—	(0.14)	10.19	3.15 (5)	3,900	0.90 (6)	0.90 (6)	2.86 (6)	11
R5	10.21	0.17	0.17	0.34	(0.16)	—	—	(0.16)	10.39	3.37 (5)	5,643	0.58 (6)	0.58 (6)	3.38 (6)	11
Y	10.27	0.17	0.18	0.35	(0.16)	—	—	(0.16)	10.46	3.34 (5)	21,222	0.59 (6)	0.59 (6)	3.25 (6)	11
F	10.25	0.17	0.18	0.35	(0.17)	—	—	(0.17)	10.43	3.41 (5)	109,910	0.48 (6)	0.48 (6)	3.25 (6)	11
For the Year Ended October 31, 2024
A	$9.52	$0.27	$0.49	$0.76	$(0.28)	$—	$—	$(0.28)	$10.00	8.05%	$134,606	0.89%	0.85%	2.75%	16%(13)
C	9.15	0.18	0.48	0.66	(0.22)	—	—	(0.22)	9.59	7.26	7,608	1.61	1.61	1.93	16 (13)
I	9.75	0.30	0.50	0.80	(0.30)	—	—	(0.30)	10.25	8.32	25,483	0.59	0.59	3.00	16 (13)
R3	9.31	0.24	0.46	0.70	(0.25)	—	—	(0.25)	9.76	7.61	23,531	1.19	1.19	2.44	16 (13)
R4	9.54	0.27	0.48	0.75	(0.27)	—	—	(0.27)	10.02	7.99	3,786	0.89	0.89	2.71	16 (13)
R5	9.71	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.21	8.34	3,992	0.59	0.59	3.02	16 (13)
Y	9.77	0.31	0.49	0.80	(0.30)	—	—	(0.30)	10.27	8.29	17,532	0.59	0.59	3.02	16 (13)
F	9.75	0.32	0.49	0.81	(0.31)	—	—	(0.31)	10.25	8.41	112,469	0.48	0.48	3.15	16 (13)
The accompanying notes are an integral part of these financial statements.

194

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Inflation Plus Fund – (continued)
For the Year Ended October 31, 2023
A	$9.82	$0.33	$(0.27)	$0.06	$(0.31)	$—	$(0.05)	$(0.36)	$9.52	0.51%	$156,131	0.87%	0.84%	3.36%	35%(13)
C	9.45	0.24	(0.25)	(0.01)	(0.25)	—	(0.04)	(0.29)	9.15	(0.21)	10,783	1.59	1.59	2.56	35 (13)
I	10.04	0.35	(0.26)	0.09	(0.33)	—	(0.05)	(0.38)	9.75	0.83	33,203	0.59	0.59	3.48	35 (13)
R3	9.60	0.30	(0.26)	0.04	(0.29)	—	(0.04)	(0.33)	9.31	0.30	24,072	1.18	1.18	3.06	35 (13)
R4	9.83	0.33	(0.27)	0.06	(0.30)	—	(0.05)	(0.35)	9.54	0.56	3,259	0.89	0.89	3.37	35 (13)
R5	10.00	0.38	(0.29)	0.09	(0.33)	—	(0.05)	(0.38)	9.71	0.84	2,186	0.59	0.59	3.79	35 (13)
Y	10.06	0.37	(0.28)	0.09	(0.33)	—	(0.05)	(0.38)	9.77	0.85	18,539	0.58	0.58	3.67	35 (13)
F	10.04	0.38	(0.28)	0.10	(0.34)	—	(0.05)	(0.39)	9.75	0.95	120,216	0.47	0.47	3.74	35 (13)
For the Year Ended October 31, 2022
A	$11.63	$0.61	$(1.61)	$(1.00)	$(0.78)	$—	$(0.03)	$(0.81)	$9.82	(9.07)%	$200,112	0.85%	0.84%	5.62%	57%(13)
C	11.23	0.50	(1.55)	(1.05)	(0.71)	—	(0.02)	(0.73)	9.45	(9.79)	19,439	1.58	1.58	4.84	57 (13)
I	11.88	0.65	(1.65)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.04	(8.88)	64,202	0.57	0.57	5.97	57 (13)
R3	11.40	0.55	(1.58)	(1.03)	(0.75)	—	(0.02)	(0.77)	9.60	(9.46)	28,014	1.17	1.17	5.24	57 (13)
R4	11.65	0.59	(1.61)	(1.02)	(0.77)	—	(0.03)	(0.80)	9.83	(9.16)	3,886	0.87	0.87	5.50	57 (13)
R5	11.83	0.65	(1.64)	(0.99)	(0.81)	—	(0.03)	(0.84)	10.00	(8.83)	1,995	0.57	0.57	6.00	57 (13)
Y	11.90	0.68	(1.68)	(1.00)	(0.81)	—	(0.03)	(0.84)	10.06	(8.87)	19,978	0.56	0.56	6.09	57 (13)
F	11.88	0.66	(1.65)	(0.99)	(0.82)	—	(0.03)	(0.85)	10.04	(8.77)	154,988	0.45	0.45	6.02	57 (13)
For the Year Ended October 31, 2021
A	$11.11	$0.36	$0.40	$0.76	$(0.24)	$—	$—	$(0.24)	$11.63	6.88%	$232,828	0.85%	0.85%	3.18%	73%(13)
C	10.70	0.26	0.39	0.65	(0.12)	—	—	(0.12)	11.23	6.14	23,382	1.58	1.58	2.41	73 (13)
I	11.35	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.88	7.15	57,343	0.55	0.55	3.42	73 (13)
R3	10.89	0.31	0.39	0.70	(0.19)	—	—	(0.19)	11.40	6.52	32,804	1.17	1.17	2.75	73 (13)
R4	11.12	0.32	0.43	0.75	(0.22)	—	—	(0.22)	11.65	6.84	4,336	0.87	0.87	2.85	73 (13)
R5	11.30	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.83	7.18	1,818	0.57	0.57	3.49	73 (13)
Y	11.37	0.40	0.40	0.80	(0.27)	—	—	(0.27)	11.90	7.13	34,156	0.56	0.56	3.44	73 (13)
F	11.34	0.39	0.43	0.82	(0.28)	—	—	(0.28)	11.88	7.36	182,069	0.45	0.45	3.40	73 (13)
For the Year Ended October 31, 2020
A	$10.54	$0.13	$0.62	$0.75	$(0.18)	$—	$—	$(0.18)	$11.11	7.23%	$200,745	0.92%	0.85%	1.17%	78%(13)
C	10.11	0.03	0.62	0.65	(0.06)	—	—	(0.06)	10.70	6.45	20,713	1.65	1.59	0.29	78 (13)
I	10.75	0.16	0.65	0.81	(0.21)	—	—	(0.21)	11.35	7.64	54,119	0.60	0.57	1.49	78 (13)
R3	10.33	0.08	0.62	0.70	(0.14)	—	—	(0.14)	10.89	6.89	35,410	1.21	1.18	0.81	78 (13)
R4	10.54	0.11	0.64	0.75	(0.17)	—	—	(0.17)	11.12	7.24	5,663	0.92	0.89	1.07	78 (13)
R5	10.71	0.17	0.63	0.80	(0.21)	—	—	(0.21)	11.30	7.56	1,650	0.61	0.58	1.57	78 (13)
Y	10.77	0.15	0.66	0.81	(0.21)	—	—	(0.21)	11.37	7.64	30,813	0.60	0.57	1.38	78 (13)
F	10.75	0.16	0.64	0.80	(0.21)	—	—	(0.21)	11.34	7.61	174,665	0.49	0.49	1.49	78 (13)
Hartford Low Duration High Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.96	$0.30	$(0.04)	$0.26	$(0.30)	$—	$—	$(0.30)	$8.92	2.89%(5)	$57,863	1.14%(6)	1.00%(6)	6.68%(6)	25%
C	9.07	0.27	(0.05)	0.22	(0.27)	—	—	(0.27)	9.02	2.40 (5)	5,456	1.90 (6)	1.75 (6)	5.94 (6)	25
I	8.87	0.30	(0.04)	0.26	(0.32)	—	—	(0.32)	8.81	2.98 (5)	54,058	0.83 (6)	0.75 (6)	6.93 (6)	25
R3	9.01	0.28	(0.05)	0.23	(0.28)	—	—	(0.28)	8.96	2.61 (5)	95	1.42 (6)	1.32 (6)	6.37 (6)	25
R4	8.95	0.30	(0.05)	0.25	(0.30)	—	—	(0.30)	8.90	2.76 (5)	44	1.18 (6)	1.02 (6)	6.68 (6)	25
R5	8.86	0.31	(0.05)	0.26	(0.33)	—	—	(0.33)	8.79	2.91 (5)	9,078	0.86 (6)	0.72 (6)	6.96 (6)	25
Y	8.87	0.31	(0.05)	0.26	(0.33)	—	—	(0.33)	8.80	2.93 (5)	4,286	0.87 (6)	0.72 (6)	6.96 (6)	25
F	8.87	0.31	(0.05)	0.26	(0.33)	—	—	(0.33)	8.80	3.01 (5)	16,348	0.77 (6)	0.65 (6)	7.03 (6)	25
The accompanying notes are an integral part of these financial statements.

195

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Low Duration High Income Fund – (continued)
For the Year Ended October 31, 2024
A	$8.84	$0.66	$0.13	$0.79	$(0.67)	$—	$—	$(0.67)	$8.96	9.18%	$56,316	1.16%	1.01%	7.36%	114%
C	8.92	0.60	0.14	0.74	(0.59)	—	—	(0.59)	9.07	8.48	7,818	1.89	1.76	6.62	114
I	8.77	0.70	0.11	0.81	(0.71)	—	—	(0.71)	8.87	9.49	52,919	0.87	0.77	7.91	114
R3	8.86	0.61	0.16	0.77	(0.62)	—	—	(0.62)	9.01	8.91	53	1.49	1.33	6.78	114
R4	8.82	0.70	0.10	0.80	(0.67)	—	—	(0.67)	8.95	9.29	74	1.22	1.03	7.86	114
R5	8.76	0.67	0.14	0.81	(0.71)	—	—	(0.71)	8.86	9.59	8,079	0.89	0.73	7.62	114
Y	8.77	0.74	0.07	0.81	(0.71)	—	—	(0.71)	8.87	9.54	4,015	0.91	0.75	8.29	114
F	8.78	0.68	0.13	0.81	(0.72)	—	—	(0.72)	8.87	9.51	16,350	0.78	0.68	7.70	114
For the Year Ended October 31, 2023
A	$8.67	$0.71	$0.14	$0.85	$(0.68)	$—	$—	$(0.68)	$8.84	10.09%	$63,858	1.16%	1.05%	7.96%	58%
C	8.75	0.64	0.15	0.79	(0.62)	—	—	(0.62)	8.92	9.25	10,406	1.90	1.80	7.21	58
I	8.60	0.72	0.15	0.87	(0.70)	—	—	(0.70)	8.77	10.42	165,095	0.89	0.80	8.19	58
R3	8.69	0.68	0.15	0.83	(0.66)	—	—	(0.66)	8.86	9.75	15	1.51	1.35	7.65	58
R4	8.65	0.70	0.15	0.85	(0.68)	—	—	(0.68)	8.82	10.21	330	1.19	1.05	7.95	58
R5	8.60	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.76	10.41	9,687	0.90	0.75	8.26	58
Y	8.61	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.77	10.33	23,395	0.90	0.78	8.26	58
F	8.62	0.73	0.14	0.87	(0.71)	—	—	(0.71)	8.78	10.41	19,611	0.80	0.75	8.24	58
For the Year Ended October 31, 2022
A	$9.68	$0.38	$(1.01)	$(0.63)	$(0.38)	$—	$—	$(0.38)	$8.67	(6.66)%	$78,595	1.14%	1.05%	4.16%	70%
C	9.76	0.31	(1.01)	(0.70)	(0.31)	—	—	(0.31)	8.75	(7.31)	16,791	1.88	1.80	3.30	70
I	9.63	0.40	(1.01)	(0.61)	(0.42)	—	—	(0.42)	8.60	(6.48)	238,607	0.86	0.80	4.37	70
R3	9.69	0.32	(0.97)	(0.65)	(0.35)	—	—	(0.35)	8.69	(6.86)	22	1.49	1.35	3.45	70
R4	9.66	0.39	(1.03)	(0.64)	(0.37)	—	—	(0.37)	8.65	(6.69)	404	1.19	1.05	4.18	70
R5	9.63	0.41	(1.01)	(0.60)	(0.43)	—	—	(0.43)	8.60	(6.40)	11,344	0.88	0.75	4.42	70
Y	9.63	0.40	(1.00)	(0.60)	(0.42)	—	—	(0.42)	8.61	(6.34)	13,648	0.88	0.78	4.36	70
F	9.64	0.42	(1.01)	(0.59)	(0.43)	—	—	(0.43)	8.62	(6.28)	35,346	0.77	0.75	4.55	70
For the Year Ended October 31, 2021
A	$9.23	$0.35	$0.40	$0.75	$(0.30)	$—	$—	$(0.30)	$9.68	8.23%	$81,907	1.15%	1.05%	3.67%	132%
C	9.31	0.29	0.39	0.68	(0.23)	—	—	(0.23)	9.76	7.38	25,357	1.88	1.80	2.95	132
I	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.52	276,041	0.86	0.80	3.92	132
R3	9.25	0.33	0.38	0.71	(0.27)	—	—	(0.27)	9.69	7.77	160	1.49	1.35	3.37	132
R4	9.21	0.35	0.40	0.75	(0.30)	—	—	(0.30)	9.66	8.24	399	1.20	1.05	3.68	132
R5	9.18	0.38	0.40	0.78	(0.33)	—	—	(0.33)	9.63	8.58	12,801	0.88	0.75	3.97	132
Y	9.19	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.63	8.43	13,206	0.89	0.78	3.92	132
F	9.20	0.38	0.39	0.77	(0.33)	—	—	(0.33)	9.64	8.45	28,494	0.78	0.75	3.94	132
For the Year Ended October 31, 2020
A	$9.64	$0.37	$(0.42)	$(0.05)	$(0.36)	$—	$—	$(0.36)	$9.23	(0.46)%	$64,414	1.15%	1.05%	3.95%	120%
C	9.72	0.30	(0.42)	(0.12)	(0.29)	—	—	(0.29)	9.31	(1.17)	38,246	1.89	1.80	3.21	120
I	9.62	0.39	(0.45)	(0.06)	(0.38)	—	—	(0.38)	9.18	(0.54)	194,107	0.87	0.80	4.18	120
R3	9.66	0.34	(0.42)	(0.08)	(0.33)	—	—	(0.33)	9.25	(0.75)	128	1.50	1.35	3.68	120
R4	9.61	0.36	(0.40)	(0.04)	(0.36)	—	—	(0.36)	9.21	(0.36)	347	1.20	1.05	3.93	120
R5	9.58	0.39	(0.41)	(0.02)	(0.38)	—	—	(0.38)	9.18	(0.08)	10,605	0.90	0.75	4.23	120
Y	9.59	0.40	(0.42)	(0.02)	(0.38)	—	—	(0.38)	9.19	(0.10)	7,422	0.89	0.78	4.25	120
F	9.61	0.40	(0.42)	(0.02)	(0.39)	—	—	(0.39)	9.20	(0.17)	13,874	0.79	0.75	4.28	120
The accompanying notes are an integral part of these financial statements.

196

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Municipal Opportunities Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.34	$0.13	$(0.13)	$—	$(0.13)	$—	$—	$(0.13)	$8.21	(0.03)%(5)	$392,773	0.66%(6)	0.66%(6)	3.11%(6)	17%
C	8.35	0.10	(0.13)	(0.03)	(0.10)	—	—	(0.10)	8.22	(0.42)(5)	13,325	1.44 (6)	1.44 (6)	2.32 (6)	17
I	8.34	0.14	(0.13)	0.01	(0.14)	—	—	(0.14)	8.21	0.06 (5)	1,007,796	0.46 (6)	0.46 (6)	3.30 (6)	17
Y	8.34	0.14	(0.13)	0.01	(0.14)	—	—	(0.14)	8.21	0.07 (5)	18,629	0.44 (6)	0.44 (6)	3.32 (6)	17
F	8.33	0.14	(0.13)	0.01	(0.14)	—	—	(0.14)	8.20	0.12 (5)	433,541	0.34 (6)	0.34 (6)	3.42 (6)	17
For the Year Ended October 31, 2024
A	$7.82	$0.25	$0.52	$0.77	$(0.25)	$—	$—	$(0.25)	$8.34	9.91%	$400,790	0.66%	0.66%	3.02%	45%
C	7.83	0.19	0.52	0.71	(0.19)	—	—	(0.19)	8.35	9.06	17,739	1.43	1.43	2.25	45
I	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.14	1,096,957	0.45	0.45	3.23	45
Y	7.82	0.27	0.52	0.79	(0.27)	—	—	(0.27)	8.34	10.15	19,074	0.44	0.44	3.24	45
F	7.81	0.28	0.52	0.80	(0.28)	—	—	(0.28)	8.33	10.30	405,049	0.34	0.34	3.33	45
For the Year Ended October 31, 2023
A	$7.80	$0.22	$0.02	$0.24	$(0.22)	$—	$—	$(0.22)	$7.82	3.00%	$367,824	0.66%	0.66%	2.70%	26%
C	7.80	0.16	0.03	0.19	(0.16)	—	—	(0.16)	7.83	2.35	22,291	1.43	1.43	1.93	26
I	7.80	0.24	0.02	0.26	(0.24)	—	—	(0.24)	7.82	3.23	962,921	0.45	0.45	2.92	26
Y	7.79	0.24	0.03	0.27	(0.24)	—	—	(0.24)	7.82	3.36	12,734	0.44	0.44	2.92	26
F	7.79	0.25	0.01	0.26	(0.24)	—	—	(0.24)	7.81	3.33	298,919	0.35	0.35	3.02	26
For the Year Ended October 31, 2022
A	$9.04	$0.15	$(1.23)	$(1.08)	$(0.16)	$—	$—	$(0.16)	$7.80	(12.10)%	$364,444	0.66%	0.66%	1.81%	46%
C	9.05	0.09	(1.25)	(1.16)	(0.09)	—	—	(0.09)	7.80	(12.87)	30,481	1.43	1.43	1.04	46
I	9.05	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.80	(12.01)	912,459	0.44	0.44	2.04	46
Y	9.04	0.17	(1.25)	(1.08)	(0.17)	—	—	(0.17)	7.79	(12.02)	11,758	0.44	0.44	2.04	46
F	9.03	0.18	(1.24)	(1.06)	(0.18)	—	—	(0.18)	7.79	(11.84)	288,489	0.35	0.35	2.14	46
For the Year Ended October 31, 2021
A	$8.93	$0.15	$0.11	$0.26	$(0.15)	$—	$—	$(0.15)	$9.04	2.94%	$486,106	0.66%	0.66%	1.67%	8%
C	8.94	0.08	0.11	0.19	(0.08)	—	—	(0.08)	9.05	2.16	48,740	1.42	1.42	0.92	8
I	8.94	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.05	3.19	902,081	0.42	0.42	1.91	8
Y	8.93	0.17	0.11	0.28	(0.17)	—	—	(0.17)	9.04	3.17	15,319	0.44	0.44	1.90	8
F	8.92	0.18	0.11	0.29	(0.18)	—	—	(0.18)	9.03	3.26	332,185	0.35	0.35	1.98	8
For the Year Ended October 31, 2020
A	$8.88	$0.18	$0.05	$0.23	$(0.18)	$—	$—	$(0.18)	$8.93	2.63%	$437,341	0.68%	0.68%	2.03%	26%
C	8.89	0.11	0.05	0.16	(0.11)	—	—	(0.11)	8.94	1.86	59,074	1.43	1.43	1.28	26
I	8.88	0.20	0.06	0.26	(0.20)	—	—	(0.20)	8.94	2.99	724,260	0.44	0.44	2.26	26
Y	8.88	0.20	0.05	0.25	(0.20)	—	—	(0.20)	8.93	2.86	15,559	0.45	0.45	2.25	26
F	8.87	0.21	0.05	0.26	(0.21)	—	—	(0.21)	8.92	2.95	231,121	0.37	0.37	2.32	26
Hartford Municipal Short Duration Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$9.93	$0.11	$(0.02)	$0.09	$(0.12)	$—	$—	$(0.12)	$9.90	0.93%(5)	$28,516	0.97%(6)	0.69%(6)	2.19%(6)	9%
C	9.94	0.07	(0.01)	0.06	(0.08)	—	—	(0.08)	9.92	0.60 (5)	217	1.88 (6)	1.44 (6)	1.44 (6)	9
I	9.88	0.12	(0.02)	0.10	(0.13)	—	—	(0.13)	9.85	1.06 (5)	4,181	0.78 (6)	0.46 (6)	2.43 (6)	9
F	9.89	0.12	(0.02)	0.10	(0.14)	—	—	(0.14)	9.85	1.00 (5)	5,808	0.67 (6)	0.39 (6)	2.49 (6)	9
For the Year Ended October 31, 2024
A	$9.59	$0.19	$0.34	$0.53	$(0.19)	$—	$—	$(0.19)	$9.93	5.55%	$26,826	0.96%	0.69%	1.96%	21%
C	9.59	0.12	0.34	0.46	(0.11)	—	—	(0.11)	9.94	4.77	262	1.88	1.44	1.20	21
I	9.55	0.22	0.32	0.54	(0.21)	—	—	(0.21)	9.88	5.74	4,243	0.76	0.46	2.19	21
F	9.55	0.22	0.34	0.56	(0.22)	—	—	(0.22)	9.89	5.93	6,037	0.66	0.39	2.26	21
The accompanying notes are an integral part of these financial statements.

197

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Municipal Short Duration Fund – (continued)
For the Year Ended October 31, 2023
A	$9.52	$0.16	$0.06	$0.22	$(0.15)	$—	$—	$(0.15)	$9.59	2.29%	$27,991	0.91%	0.69%	1.67%	24%
C	9.51	0.09	0.06	0.15	(0.07)	—	—	(0.07)	9.59	1.52	473	1.76	1.44	0.92	24
I	9.50	0.18	0.06	0.24	(0.19)	—	—	(0.19)	9.55	2.56	4,736	0.72	0.46	1.90	24
F	9.51	0.19	0.06	0.25	(0.21)	—	—	(0.21)	9.55	2.59	7,351	0.62	0.39	1.97	24
For the Year Ended October 31, 2022
A	$10.19	$0.10	$(0.68)	$(0.58)	$(0.09)	$—	$—	$(0.09)	$9.52	(5.73)%	$31,751	0.89%	0.69%	0.97%	29%
C	10.18	0.02	(0.67)	(0.65)	(0.02)	—	—	(0.02)	9.51	(6.44)	957	1.72	1.44	0.18	29
I	10.17	0.11	(0.67)	(0.56)	(0.11)	—	—	(0.11)	9.50	(5.51)	6,757	0.72	0.46	1.11	29
F	10.18	0.13	(0.68)	(0.55)	(0.12)	—	—	(0.12)	9.51	(5.43)	9,306	0.60	0.39	1.30	29
For the Year Ended October 31, 2021
A	$10.16	$0.12	$0.03	$0.15	$(0.12)	$(0.00)(14)	$—	$(0.12)	$10.19	1.52%	$21,655	1.04%	0.69%	1.18%	16%
C	10.16	0.05	0.02	0.07	(0.05)	(0.00)(14)	—	(0.05)	10.18	0.66	1,390	1.85	1.44	0.44	16
I	10.15	0.14	0.03	0.17	(0.15)	(0.00)(14)	—	(0.15)	10.17	1.65	8,253	0.83	0.46	1.38	16
F	10.16	0.15	0.02	0.17	(0.15)	(0.00)(14)	—	(0.15)	10.18	1.72	5,047	0.74	0.39	1.44	16
For the Year Ended October 31, 2020
A	$10.16	$0.16	$0.03	$0.19	$(0.16)	$(0.03)	$—	$(0.19)	$10.16	1.88%	$18,359	1.10%	0.69%	1.62%	26%
C	10.15	0.09	0.04	0.13	(0.09)	(0.03)	—	(0.12)	10.16	1.23	1,483	1.94	1.44	0.87	26
I	10.15	0.18	0.04	0.22	(0.19)	(0.03)	—	(0.22)	10.15	2.12	3,879	0.88	0.46	1.83	26
F	10.16	0.19	0.03	0.22	(0.19)	(0.03)	—	(0.22)	10.16	2.19	2,164	0.80	0.39	1.91	26
Hartford Schroders Core Fixed Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
I	$8.57	$0.19	$0.04	$0.23	$(0.19)	$—	$—	$(0.19)	$8.61	2.75%(5)	$1,566	0.68%(6)	0.51%(6)	4.52%(6)	83%
R3	8.69	0.18	0.04	0.22	(0.17)	—	—	(0.17)	8.74	2.51 (5)	9	1.28 (6)	0.78 (6)	4.28 (6)	83
R4	8.61	0.19	0.03	0.22	(0.18)	—	—	(0.18)	8.65	2.59 (5)	9	0.94 (6)	0.69 (6)	4.36 (6)	83
R5	8.56	0.19	0.04	0.23	(0.19)	—	—	(0.19)	8.60	2.78 (5)	10	0.67 (6)	0.46 (6)	4.58 (6)	83
Y	8.56	0.20	0.04	0.24	(0.20)	—	—	(0.20)	8.60	2.81 (5)	6,266	0.62 (6)	0.40 (6)	4.62 (6)	83
F	8.57	0.20	0.03	0.23	(0.20)	—	—	(0.20)	8.60	2.71 (5)	60,812	0.55 (6)	0.36 (6)	4.63 (6)	83
SDR	8.55	0.20	0.03	0.23	(0.20)	—	—	(0.20)	8.58	2.73 (5)	13,322	0.55 (6)	0.36 (6)	4.67 (6)	83
For the Year Ended October 31, 2024
I	$8.11	$0.37	$0.49	$0.86	$(0.40)	$—	$—	$(0.40)	$8.57	10.72%	$1,463	0.65%	0.51%	4.31%	121%
R3	8.18	0.36	0.50	0.86	(0.35)	—	—	(0.35)	8.69	10.58	9	1.23	0.73	4.09	121
R4	8.14	0.36	0.49	0.85	(0.38)	—	—	(0.38)	8.61	10.50	9	0.93	0.68	4.14	121
R5	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.80	9	0.63	0.46	4.39	121
Y	8.10	0.38	0.49	0.87	(0.41)	—	—	(0.41)	8.56	10.87	5,935	0.58	0.40	4.44	121
F	8.10	0.38	0.51	0.89	(0.42)	—	—	(0.42)	8.57	11.05	72,372	0.51	0.36	4.47	121
SDR	8.09	0.38	0.50	0.88	(0.42)	—	—	(0.42)	8.55	10.99	10,060	0.51	0.34	4.48	121
For the Year Ended October 31, 2023
I	$8.36	$0.32	$(0.25)	$0.07	$(0.32)	$—	$—	$(0.32)	$8.11	0.74%	$1,012	0.58%	0.51%	3.77%	104%
R3	8.39	0.31	(0.25)	0.06	(0.27)	—	—	(0.27)	8.18	0.60	8	1.15	0.65	3.54	104
R4	8.37	0.31	(0.24)	0.07	(0.30)	—	—	(0.30)	8.14	0.70	8	0.85	0.60	3.61	104
R5	8.35	0.32	(0.24)	0.08	(0.33)	—	—	(0.33)	8.10	0.80	8	0.55	0.46	3.74	104
Y	8.35	0.33	(0.25)	0.08	(0.33)	—	—	(0.33)	8.10	0.87	5,377	0.49	0.40	3.79	104
F	8.35	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.10	0.91	72,653	0.43	0.36	3.86	104
SDR	8.34	0.33	(0.24)	0.09	(0.34)	—	—	(0.34)	8.09	0.96	83,598	0.43	0.32	3.89	104
The accompanying notes are an integral part of these financial statements.

198

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Core Fixed Income Fund – (continued)
For the Period Ended October 31, 2022(15)
I(16)	$10.46	$0.23	$(1.94)	$(1.71)	$(0.20)	$(0.19)	$—	$(0.39)	$8.36	(16.83)%(5)	$564	0.60%(6)	0.51%(6)	2.61%(6)	162%
R3 (16)	10.45	0.19	(1.92)	(1.73)	(0.14)	(0.19)	—	(0.33)	8.39	(16.94)(5)	8	1.12 (6)	0.66 (6)	2.09 (6)	162
R4 (16)	10.45	0.20	(1.92)	(1.72)	(0.17)	(0.19)	—	(0.36)	8.37	(16.88)(5)	8	0.82 (6)	0.59 (6)	2.13 (6)	162
R5 (16)	10.45	0.21	(1.92)	(1.71)	(0.20)	(0.19)	—	(0.39)	8.35	(16.81)(5)	8	0.52 (6)	0.46 (6)	2.27 (6)	162
Y	10.47	0.21	(1.93)	(1.72)	(0.21)	(0.19)	—	(0.40)	8.35	(16.91)	6,441	0.55	0.40	2.26	162
F(16)	10.45	0.24	(1.94)	(1.70)	(0.21)	(0.19)	—	(0.40)	8.35	(16.72)(5)	76,245	0.41 (6)	0.36 (6)	2.68 (6)	162
SDR	10.46	0.23	(1.94)	(1.71)	(0.22)	(0.19)	—	(0.41)	8.34	(16.86)	60,725	0.46	0.32	2.39	162
For the Year Ended October 31, 2021
Y	$10.82	$0.18	$(0.12)	$0.06	$(0.19)	$(0.22)	$—	$(0.41)	$10.47	0.51%	$9,051	0.74%	0.39%	1.74%	179%
SDR	10.82	0.19	(0.13)	0.06	(0.20)	(0.22)	—	(0.42)	10.46	0.50	73,926	0.69	0.32	1.78	179
For the Period Ended October 31, 2020
Y(17)	$10.82	$0.06	$0.02	$0.08	$(0.08)	$—	$—	$(0.08)	$10.82	0.70%(5)	$34,734	1.04%(6)	0.40%(6)	1.72%(6)	144%
SDR	10.44	0.23	0.62	0.85	(0.25)	(0.22)	—	(0.47)	10.82	8.34	75,315	0.81	0.32	2.20	144
Hartford Schroders Emerging Markets Multi-Sector Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.09	$0.28	$(0.12)	$0.16	$(0.25)	$—	$—	$(0.25)	$7.00	2.33%(5)	$1,534	1.65%(6)	0.90%(6)	7.99%(6)	67%
C	7.06	0.25	(0.12)	0.13	(0.22)	—	—	(0.22)	6.97	1.93 (5)	51	2.44 (6)	1.70 (6)	7.29 (6)	67
I	7.07	0.29	(0.12)	0.17	(0.26)	—	—	(0.26)	6.98	2.49 (5)	1,846	1.30 (6)	0.60 (6)	8.38 (6)	67
R3	7.10	0.27	(0.12)	0.15	(0.24)	—	—	(0.24)	7.01	2.19 (5)	39	1.91 (6)	1.17 (6)	7.81 (6)	67
R4	7.08	0.29	(0.13)	0.16	(0.25)	—	—	(0.25)	6.99	2.35 (5)	12	1.61 (6)	0.87 (6)	8.13 (6)	67
R5	7.07	0.29	(0.12)	0.17	(0.26)	—	—	(0.26)	6.98	2.51 (5)	12	1.31 (6)	0.57 (6)	8.38 (6)	67
Y	7.07	0.29	(0.11)	0.18	(0.27)	—	—	(0.27)	6.98	2.52 (5)	3,387	1.26 (6)	0.55 (6)	8.42 (6)	67
F	6.54	0.28	(0.11)	0.17	(0.27)	—	—	(0.27)	6.44	2.63 (5)	25	1.19 (6)	0.45 (6)	8.57 (6)	67
SDR	7.07	0.30	(0.12)	0.18	(0.27)	—	—	(0.27)	6.98	2.57 (5)	17,765	1.20 (6)	0.45 (6)	8.52 (6)	67
For the Year Ended October 31, 2024
A	$6.46	$0.48	$0.59	$1.07	$(0.44)	$—	$—	$(0.44)	$7.09	16.76%	$1,289	1.94%	1.14%	6.84%	151%
C	6.44	0.42	0.59	1.01	(0.39)	—	—	(0.39)	7.06	15.77	59	2.73	1.89	6.02	151
I	6.45	0.49	0.59	1.08	(0.46)	—	—	(0.46)	7.07	16.92	2,475	1.56	0.89	7.08	151
R3	6.47	0.46	0.59	1.05	(0.42)	—	—	(0.42)	7.10	16.38	38	2.20	1.44	6.55	151
R4	6.46	0.48	0.58	1.06	(0.44)	—	—	(0.44)	7.08	16.60	11	1.90	1.14	6.85	151
R5	6.44	0.50	0.59	1.09	(0.46)	—	—	(0.46)	7.07	17.16	12	1.60	0.84	7.14	151
Y	6.45	0.50	0.58	1.08	(0.46)	—	—	(0.46)	7.07	16.98	3,325	1.54	0.84	7.15	151
F	5.99	0.47	0.55	1.02	(0.47)	—	—	(0.47)	6.54	17.24	24	1.48	0.75	7.25	151
SDR	6.45	0.51	0.58	1.09	(0.47)	—	—	(0.47)	7.07	17.10	17,536	1.48	0.75	7.24	151
For the Year Ended October 31, 2023
A	$6.21	$0.44	$0.21	$0.65	$(0.40)	$—	$—	$(0.40)	$6.46	10.39%	$1,121	1.85%	1.15%	6.61%	133%
C	6.19	0.39	0.21	0.60	(0.35)	—	—	(0.35)	6.44	9.59	133	2.65	1.90	5.87	133
I	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.68	3,164	1.49	0.90	6.80	133
R3	6.22	0.42	0.21	0.63	(0.38)	—	—	(0.38)	6.47	10.04	31	2.12	1.45	6.31	133
R4	6.21	0.44	0.21	0.65	(0.40)	—	—	(0.40)	6.46	10.39	10	1.82	1.15	6.57	133
R5	6.20	0.46	0.20	0.66	(0.42)	—	—	(0.42)	6.44	10.57	10	1.52	0.85	6.90	133
Y	6.20	0.46	0.21	0.67	(0.42)	—	—	(0.42)	6.45	10.74	2,814	1.46	0.85	6.91	133
F	5.80	0.44	0.18	0.62	(0.43)	—	—	(0.43)	5.99	10.74	20	1.40	0.75	7.05	133
SDR	6.20	0.47	0.21	0.68	(0.43)	—	—	(0.43)	6.45	10.85	14,636	1.40	0.75	7.00	133
The accompanying notes are an integral part of these financial statements.

199

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Emerging Markets Multi-Sector Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$8.29	$0.37	$(2.06)	$(1.69)	$(0.33)	$(0.01)	$(0.05)	$(0.39)	$6.21	(20.83)%	$1,018	1.65%	1.15%	5.12%	118%
C	8.26	0.31	(2.05)	(1.74)	(0.28)	(0.01)	(0.04)	(0.33)	6.19	(21.38)	65	2.46	1.90	4.32	118
I	8.28	0.40	(2.07)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.65)	7,394	1.32	0.90	5.32	118
R3	8.30	0.36	(2.07)	(1.71)	(0.31)	(0.01)	(0.05)	(0.37)	6.22	(21.04)	27	1.93	1.45	4.89	118
R4	8.29	0.37	(2.06)	(1.69)	(0.33)	(0.01)	(0.05)	(0.39)	6.21	(20.83)	9	1.63	1.15	5.17	118
R5	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	9	1.33	0.85	5.48	118
Y	8.28	0.39	(2.06)	(1.67)	(0.35)	(0.01)	(0.05)	(0.41)	6.20	(20.61)	2,531	1.27	0.85	5.47	118
F	7.77	0.38	(1.93)	(1.55)	(0.36)	(0.01)	(0.05)	(0.42)	5.80	(20.46)	10	1.21	0.75	5.58	118
SDR	8.28	0.41	(2.07)	(1.66)	(0.36)	(0.01)	(0.05)	(0.42)	6.20	(20.53)	16,503	1.21	0.75	5.56	118
For the Year Ended October 31, 2021
A	$8.22	$0.36	$0.05	$0.41	$(0.34)	$—	$—	$(0.34)	$8.29	4.92%	$1,574	1.48%	1.15%	4.14%	168%
C	8.20	0.29	0.04	0.33	(0.27)	—	—	(0.27)	8.26	4.02	136	2.32	1.90	3.41	168
I	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.19	18,976	1.16	0.88	4.41	168
R3	8.23	0.33	0.05	0.38	(0.31)	—	—	(0.31)	8.30	4.60	31	1.79	1.41	3.89	168
R4	8.22	0.37	0.04	0.41	(0.34)	—	—	(0.34)	8.29	4.92	11	1.49	1.09	4.24	168
R5	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	11	1.19	0.85	4.45	168
Y	8.21	0.38	0.05	0.43	(0.36)	—	—	(0.36)	8.28	5.24	2,946	1.12	0.83	4.46	168
F	7.72	0.37	0.05	0.42	(0.37)	—	—	(0.37)	7.77	5.43	12	1.07	0.75	4.54	168
SDR	8.21	0.39	0.05	0.44	(0.37)	—	—	(0.37)	8.28	5.35	20,784	1.07	0.75	4.57	168
For the Year Ended October 31, 2020
A	$9.12	$0.44	$(0.90)	$(0.46)	$(0.34)	$—	$(0.10)	$(0.44)	$8.22	(4.85)%	$1,727	1.41%	1.15%	5.22%	141%
C	9.08	0.38	(0.89)	(0.51)	(0.29)	—	(0.08)	(0.37)	8.20	(5.43)	215	2.23	1.90	4.48	141
I	9.11	0.47	(0.90)	(0.43)	(0.37)	—	(0.10)	(0.47)	8.21	(4.50)	21,211	1.05	0.82	5.56	141
R3	9.13	0.43	(0.89)	(0.46)	(0.34)	—	(0.10)	(0.44)	8.23	(4.79)	29	1.70	1.24	5.15	141
R4	9.11	0.46	(0.89)	(0.43)	(0.36)	—	(0.10)	(0.46)	8.22	(4.45)	11	1.40	0.92	5.48	141
R5	9.10	0.46	(0.88)	(0.42)	(0.37)	—	(0.10)	(0.47)	8.21	(4.41)	11	1.10	0.85	5.52	141
Y	9.10	0.47	(0.89)	(0.42)	(0.36)	—	(0.11)	(0.47)	8.21	(4.34)	2,376	0.98	0.76	5.60	141
F	9.10	0.51	(1.02)	(0.51)	(0.67)	—	(0.20)	(0.87)	7.72	(4.66)	11	0.98	0.75	5.58	141
SDR	9.11	0.47	(0.90)	(0.43)	(0.36)	—	(0.11)	(0.47)	8.21	(4.44)	34,536	0.98	0.75	5.62	141
Hartford Schroders Tax-Aware Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.21	$0.17	$(0.34)	$(0.17)	$(0.16)	$—	$—	$(0.16)	$9.88	(1.72)%(5)	$106,022	0.81%(6)	0.71%(6)	3.45%(6)	34%
C	10.25	0.13	(0.35)	(0.22)	(0.10)	—	—	(0.10)	9.93	(2.16)(5)	12,247	1.61 (6)	1.59 (6)	2.57 (6)	34
I	10.21	0.18	(0.34)	(0.16)	(0.19)	—	—	(0.19)	9.86	(1.60)(5)	672,092	0.60 (6)	0.49 (6)	3.67 (6)	34
Y	10.21	0.18	(0.34)	(0.16)	(0.18)	—	—	(0.18)	9.87	(1.60)(5)	212	0.60 (6)	0.56 (6)	3.60 (6)	34
F	10.21	0.19	(0.35)	(0.16)	(0.19)	—	—	(0.19)	9.86	(1.56)(5)	256,946	0.49 (6)	0.46 (6)	3.70 (6)	34
SDR	10.20	0.19	(0.35)	(0.16)	(0.19)	—	—	(0.19)	9.85	(1.56)(5)	45,467	0.49 (6)	0.46 (6)	3.70 (6)	34
For the Year Ended October 31, 2024
A	$9.29	$0.35	$0.91	$1.26	$(0.34)	$—	$—	$(0.34)	$10.21	13.59%	$107,430	0.81%	0.71%	3.42%	36%
C	9.32	0.26	0.91	1.17	(0.24)	—	—	(0.24)	10.25	12.54	12,556	1.61	1.59	2.54	36
I	9.29	0.37	0.91	1.28	(0.36)	—	—	(0.36)	10.21	13.87	856,577	0.59	0.49	3.64	36
Y	9.30	0.36	0.90	1.26	(0.35)	—	—	(0.35)	10.21	13.66	215	0.60	0.56	3.58	36
F	9.30	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.21	13.78	275,046	0.50	0.46	3.67	36
SDR	9.29	0.37	0.90	1.27	(0.36)	—	—	(0.36)	10.20	13.80	50,294	0.50	0.46	3.68	36
The accompanying notes are an integral part of these financial statements.

200

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Schroders Tax-Aware Bond Fund – (continued)
For the Year Ended October 31, 2023
A	$9.48	$0.32	$(0.21)	$0.11	$(0.30)	$—	$—	$(0.30)	$9.29	0.97%	$67,410	0.83%	0.71%	3.24%	98%
C	9.50	0.23	(0.21)	0.02	(0.20)	—	—	(0.20)	9.32	0.07	5,872	1.62	1.59	2.34	98
I	9.49	0.35	(0.23)	0.12	(0.32)	—	—	(0.32)	9.29	1.11	586,159	0.60	0.49	3.49	98
Y	9.49	0.34	(0.22)	0.12	(0.31)	—	—	(0.31)	9.30	1.14	250	0.62	0.56	3.35	98
F	9.49	0.35	(0.21)	0.14	(0.33)	—	—	(0.33)	9.30	1.25	167,879	0.51	0.46	3.55	98
SDR	9.48	0.34	(0.20)	0.14	(0.33)	—	—	(0.33)	9.29	1.25	51,034	0.51	0.46	3.44	98
For the Year Ended October 31, 2022
A	$11.27	$0.17	$(1.64)	$(1.47)	$(0.17)	$(0.15)	$—	$(0.32)	$9.48	(13.33)%	$37,682	0.83%	0.71%	1.66%	143%
C	11.28	0.08	(1.64)	(1.56)	(0.07)	(0.15)	—	(0.22)	9.50	(14.04)	4,323	1.62	1.59	0.79	143
I	11.28	0.20	(1.64)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.12)	248,947	0.61	0.49	1.96	143
Y	11.28	0.20	(1.65)	(1.45)	(0.19)	(0.15)	—	(0.34)	9.49	(13.18)	247	0.63	0.56	1.86	143
F	11.28	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.49	(13.09)	48,151	0.52	0.46	1.98	143
SDR	11.27	0.21	(1.65)	(1.44)	(0.20)	(0.15)	—	(0.35)	9.48	(13.10)	51,611	0.52	0.46	1.97	143
For the Year Ended October 31, 2021
A	$11.42	$0.12	$(0.00)(14)	$0.12	$(0.12)	$(0.15)	$—	$(0.27)	$11.27	1.08%	$63,475	0.82%	0.71%	1.09%	109%
C	11.44	0.03	(0.02)	0.01	(0.02)	(0.15)	—	(0.17)	11.28	0.11	7,768	1.64	1.58	0.22	109
I	11.43	0.15	(0.01)	0.14	(0.14)	(0.15)	—	(0.29)	11.28	1.30	279,048	0.59	0.49	1.31	109
Y	11.44	0.14	(0.01)	0.13	(0.14)	(0.15)	—	(0.29)	11.28	1.14	286	0.62	0.56	1.24	109
F	11.44	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.28	1.24	40,994	0.51	0.46	1.34	109
SDR	11.43	0.15	(0.01)	0.14	(0.15)	(0.15)	—	(0.30)	11.27	1.24	64,292	0.51	0.46	1.34	109
For the Year Ended October 31, 2020
A	$11.34	$0.16	$0.32	$0.48	$(0.17)	$(0.23)	$—	$(0.40)	$11.42	4.31%	$56,486	0.82%	0.71%	1.39%	186%
C	11.34	0.06	0.33	0.39	(0.06)	(0.23)	—	(0.29)	11.44	3.53	8,731	1.61	1.55	0.56	186
I	11.34	0.18	0.34	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.64	283,060	0.60	0.49	1.61	186
Y	11.35	0.18	0.33	0.51	(0.19)	(0.23)	—	(0.42)	11.44	4.56	213	0.63	0.56	1.56	186
F	11.35	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.44	4.67	33,074	0.52	0.46	1.64	186
SDR	11.34	0.19	0.33	0.52	(0.20)	(0.23)	—	(0.43)	11.43	4.68	61,878	0.52	0.46	1.66	186
The Hartford Short Duration Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$9.71	$0.20	$0.06	$0.26	$(0.20)	$—	$—	$(0.20)	$9.77	2.73%(5)	$738,213	0.82%(6)	0.75%(6)	4.20%(6)	35%
C	9.71	0.16	0.07	0.23	(0.17)	—	—	(0.17)	9.77	2.34 (5)	29,298	1.53 (6)	1.53 (6)	3.42 (6)	35
I	9.65	0.21	0.06	0.27	(0.22)	—	—	(0.22)	9.70	2.84 (5)	481,542	0.50 (6)	0.49 (6)	4.46 (6)	35
R3	9.70	0.19	0.06	0.25	(0.19)	—	—	(0.19)	9.76	2.61 (5)	2,924	1.12 (6)	1.00 (6)	3.96 (6)	35
R4	9.70	0.20	0.05	0.25	(0.20)	—	—	(0.20)	9.75	2.63 (5)	3,982	0.74 (6)	0.74 (6)	4.21 (6)	35
R5	9.65	0.21	0.06	0.27	(0.21)	—	—	(0.21)	9.71	2.87 (5)	2,550	0.54 (6)	0.54 (6)	4.41 (6)	35
R6	9.58	0.22	0.06	0.28	(0.23)	—	—	(0.23)	9.63	2.95 (5)	2,410	0.43 (6)	0.43 (6)	4.53 (6)	35
Y	9.64	0.21	0.06	0.27	(0.22)	—	—	(0.22)	9.69	2.80 (5)	6,540	0.49 (6)	0.49 (6)	4.49 (6)	35
F	9.62	0.22	0.06	0.28	(0.23)	—	—	(0.23)	9.67	2.94 (5)	675,780	0.42 (6)	0.42 (6)	4.53 (6)	35
The accompanying notes are an integral part of these financial statements.

201

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2024
A	$9.32	$0.40	$0.39	$0.79	$(0.40)	$—	$—	$(0.40)	$9.71	8.57%	$742,530	0.82%	0.75%	4.18%	48%
C	9.32	0.33	0.38	0.71	(0.32)	—	—	(0.32)	9.71	7.73	30,599	1.54	1.54	3.39	48
I	9.27	0.42	0.39	0.81	(0.43)	—	—	(0.43)	9.65	8.84	420,207	0.50	0.49	4.44	48
R3	9.31	0.38	0.38	0.76	(0.37)	—	—	(0.37)	9.70	8.32	2,009	1.09	0.99	3.95	48
R4	9.30	0.40	0.40	0.80	(0.40)	—	—	(0.40)	9.70	8.71	3,935	0.74	0.74	4.18	48
R5	9.27	0.42	0.38	0.80	(0.42)	—	—	(0.42)	9.65	8.73	2,368	0.54	0.54	4.39	48
R6	9.21	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.58	8.89	2,100	0.43	0.43	4.50	48
Y	9.25	0.42	0.38	0.80	(0.41)	—	—	(0.41)	9.64	8.84	3,016	0.53	0.53	4.39	48
F	9.25	0.43	0.38	0.81	(0.44)	—	—	(0.44)	9.62	8.88	598,620	0.43	0.43	4.50	48
For the Year Ended October 31, 2023
A	$9.15	$0.30	$0.17	$0.47	$(0.30)	$—	$—	$(0.30)	$9.32	5.16%	$802,471	0.80%	0.79%	3.20%	27%
C	9.15	0.23	0.17	0.40	(0.23)	—	—	(0.23)	9.32	4.39	31,300	1.53	1.53	2.42	27
I	9.11	0.32	0.17	0.49	(0.33)	—	—	(0.33)	9.27	5.44	369,268	0.49	0.49	3.49	27
R3	9.14	0.28	0.17	0.45	(0.28)	—	—	(0.28)	9.31	4.98	1,391	1.15	0.96	3.05	27
R4	9.14	0.30	0.16	0.46	(0.30)	—	—	(0.30)	9.30	5.10	5,133	0.73	0.73	3.25	27
R5	9.10	0.32	0.17	0.49	(0.32)	—	—	(0.32)	9.27	5.48	2,061	0.55	0.55	3.44	27
R6	9.06	0.33	0.16	0.49	(0.34)	—	—	(0.34)	9.21	5.49	2,137	0.43	0.43	3.57	27
Y	9.09	0.31	0.18	0.49	(0.33)	—	—	(0.33)	9.25	5.39	3,118	0.53	0.53	3.37	27
F	9.09	0.33	0.17	0.50	(0.34)	—	—	(0.34)	9.25	5.61	547,372	0.43	0.43	3.55	27
For the Year Ended October 31, 2022
A	$10.00	$0.17	$(0.85)	$(0.68)	$(0.17)	$—	$—	$(0.17)	$9.15	(6.87)%	$835,605	0.79%	0.78%	1.74%	22%(18)
C	10.00	0.09	(0.84)	(0.75)	(0.10)	—	—	(0.10)	9.15	(7.56)	51,779	1.52	1.52	0.99	22 (18)
I	9.97	0.19	(0.84)	(0.65)	(0.21)	—	—	(0.21)	9.11	(6.61)	386,417	0.49	0.49	1.98	22 (18)
R3	9.98	0.15	(0.84)	(0.69)	(0.15)	—	—	(0.15)	9.14	(6.94)	1,102	1.14	0.95	1.60	22 (18)
R4	9.98	0.18	(0.85)	(0.67)	(0.17)	—	—	(0.17)	9.14	(6.73)	4,986	0.72	0.72	1.83	22 (18)
R5	9.95	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.10	(6.64)	1,976	0.54	0.54	2.03	22 (18)
R6	9.91	0.20	(0.83)	(0.63)	(0.22)	—	—	(0.22)	9.06	(6.44)	1,899	0.43	0.43	2.10	22 (18)
Y	9.94	0.19	(0.84)	(0.65)	(0.20)	—	—	(0.20)	9.09	(6.61)	7,595	0.53	0.53	1.99	22 (18)
F	9.95	0.20	(0.84)	(0.64)	(0.22)	—	—	(0.22)	9.09	(6.51)	602,435	0.42	0.42	2.14	22 (18)
For the Year Ended October 31, 2021
A	$10.00	$0.15	$0.01 (12)	$0.16	$(0.16)	$—	$—	$(0.16)	$10.00	1.55%	$923,939	0.79%	0.78%	1.54%	35%(18)
C	10.00	0.08	(0.00)(9)	0.08	(0.08)	—	—	(0.08)	10.00	0.81	69,234	1.52	1.52	0.81	35 (18)
I	9.98	0.18	0.01 (12)	0.19	(0.20)	—	—	(0.20)	9.97	1.88	716,236	0.49	0.49	1.81	35 (18)
R3	9.98	0.13	(0.00)(9)	0.13	(0.13)	—	—	(0.13)	9.98	1.33	1,593	1.14	1.00	1.34	35 (18)
R4	9.99	0.16	(0.01)	0.15	(0.16)	—	—	(0.16)	9.98	1.51	4,412	0.72	0.72	1.60	35 (18)
R5	9.96	0.18	(0.00)(9)	0.18	(0.19)	—	—	(0.19)	9.95	1.77	1,546	0.54	0.54	1.78	35 (18)
R6	9.93	0.18	0.01 (12)	0.19	(0.21)	—	—	(0.21)	9.91	1.90	2,020	0.43	0.43	1.84	35 (18)
Y	9.94	0.18	0.01 (12)	0.19	(0.19)	—	—	(0.19)	9.94	1.87	8,927	0.52	0.52	1.78	35 (18)
F	9.98	0.19	(0.01)	0.18	(0.21)	—	—	(0.21)	9.95	1.81	430,676	0.42	0.42	1.87	35 (18)
The accompanying notes are an integral part of these financial statements.

202

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Short Duration Fund – (continued)
For the Year Ended October 31, 2020
A	$9.92	$0.22	$0.08	$0.30	$(0.22)	$—	$—	$(0.22)	$10.00	3.07%	$847,571	0.84%	0.80%	2.21%	38%(18)
C	9.92	0.15	0.08	0.23	(0.15)	—	—	(0.15)	10.00	2.31	90,816	1.55	1.55	1.49	38 (18)
I	9.92	0.25	0.07	0.32	(0.26)	—	—	(0.26)	9.98	3.27	452,754	0.53	0.53	2.50	38 (18)
R3	9.90	0.19	0.07	0.26	(0.18)	—	—	(0.18)	9.98	2.71	2,376	1.15	1.15	1.88	38 (18)
R4	9.91	0.23	0.08	0.31	(0.23)	—	—	(0.23)	9.99	3.15	4,777	0.78	0.78	2.29	38 (18)
R5	9.89	0.24	0.08	0.32	(0.25)	—	—	(0.25)	9.96	3.31	2,140	0.56	0.56	2.45	38 (18)
R6	9.87	0.25	0.08	0.33	(0.27)	—	—	(0.27)	9.93	3.40	13	0.45	0.45	2.57	38 (18)
Y	9.87	0.25	0.07	0.32	(0.25)	—	—	(0.25)	9.94	3.33	6,999	0.55	0.55	2.53	38 (18)
F	9.91	0.25	0.09	0.34	(0.27)	—	—	(0.27)	9.98	3.52	255,190	0.44	0.44	2.58	38 (18)
The Hartford Strategic Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$7.90	$0.24	$(0.09)	$0.15	$(0.28)	$—	$—	$(0.28)	$7.77	1.86%(5)	$302,513	0.89%(6)	0.89%(6)	6.16%(6)	39%(19)
C	8.00	0.22	(0.10)	0.12	(0.24)	—	—	(0.24)	7.88	1.55 (5)	77,673	1.61 (6)	1.61 (6)	5.45 (6)	39 (19)
I	7.92	0.25	(0.09)	0.16	(0.29)	—	—	(0.29)	7.79	2.01 (5)	1,940,688	0.62 (6)	0.62 (6)	6.46 (6)	39 (19)
R3	7.89	0.23	(0.09)	0.14	(0.26)	—	—	(0.26)	7.77	1.80 (5)	3,156	1.24 (6)	1.24 (6)	5.82 (6)	39 (19)
R4	7.89	0.24	(0.09)	0.15	(0.27)	—	—	(0.27)	7.77	1.97 (5)	6,267	0.94 (6)	0.93 (6)	6.11 (6)	39 (19)
R5	7.88	0.25	(0.09)	0.16	(0.29)	—	—	(0.29)	7.75	2.02 (5)	34,115	0.62 (6)	0.62 (6)	6.43 (6)	39 (19)
R6	7.88	0.26	(0.10)	0.16	(0.29)	—	—	(0.29)	7.75	2.08 (5)	802,979	0.52 (6)	0.52 (6)	6.62 (6)	39 (19)
Y	7.86	0.25	(0.08)	0.17	(0.29)	—	—	(0.29)	7.74	2.15 (5)	113,613	0.63 (6)	0.63 (6)	6.42 (6)	39 (19)
F	7.91	0.26	(0.10)	0.16	(0.29)	—	—	(0.29)	7.78	2.07 (5)	372,123	0.52 (6)	0.52 (6)	6.55 (6)	39 (19)
For the Year Ended October 31, 2024
A	$7.21	$0.46	$0.72	$1.18	$(0.49)	$—	$—	$(0.49)	$7.90	16.64%	$298,187	0.91%	0.91%	5.89%	69%(19)
C	7.29	0.41	0.72	1.13	(0.42)	—	—	(0.42)	8.00	15.82	75,075	1.63	1.63	5.18	69 (19)
I	7.23	0.48	0.72	1.20	(0.51)	—	—	(0.51)	7.92	16.96	1,738,607	0.63	0.63	6.18	69 (19)
R3	7.20	0.43	0.72	1.15	(0.46)	—	—	(0.46)	7.89	16.21	3,024	1.26	1.25	5.55	69 (19)
R4	7.21	0.46	0.70	1.16	(0.48)	—	—	(0.48)	7.89	16.47	6,735	0.93	0.93	5.87	69 (19)
R5	7.20	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.88	16.88	33,364	0.64	0.64	6.15	69 (19)
R6	7.20	0.49	0.71	1.20	(0.52)	—	—	(0.52)	7.88	17.01	312,114	0.54	0.54	6.26	69 (19)
Y	7.18	0.48	0.71	1.19	(0.51)	—	—	(0.51)	7.86	16.92	117,027	0.64	0.64	6.17	69 (19)
F	7.22	0.49	0.72	1.21	(0.52)	—	—	(0.52)	7.91	17.10	338,572	0.54	0.54	6.27	69 (19)
For the Year Ended October 31, 2023
A	$7.18	$0.42	$0.01	$0.43	$(0.40)	$—	$—	$(0.40)	$7.21	5.95%	$252,701	0.92%	0.92%	5.59%	75%(19)
C	7.25	0.37	0.01	0.38	(0.34)	—	—	(0.34)	7.29	5.17	52,262	1.64	1.64	4.87	75 (19)
I	7.20	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.23	6.28	1,127,770	0.64	0.64	5.88	75 (19)
R3	7.16	0.39	0.02	0.41	(0.37)	—	—	(0.37)	7.20	5.70	3,148	1.26	1.26	5.25	75 (19)
R4	7.17	0.42	0.02	0.44	(0.40)	—	—	(0.40)	7.21	6.05	6,001	0.96	0.96	5.53	75 (19)
R5	7.16	0.44	0.03	0.47	(0.43)	—	—	(0.43)	7.20	6.44	31,478	0.64	0.64	5.88	75 (19)
R6	7.16	0.45	0.02	0.47	(0.43)	—	—	(0.43)	7.20	6.41	260,481	0.55	0.55	5.97	75 (19)
Y	7.15	0.44	0.02	0.46	(0.43)	—	—	(0.43)	7.18	6.32	74,004	0.64	0.64	5.87	75 (19)
F	7.19	0.45	0.02	0.47	(0.44)	—	—	(0.44)	7.22	6.39	213,374	0.55	0.55	5.97	75 (19)
The accompanying notes are an integral part of these financial statements.

203

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Strategic Income Fund – (continued)
For the Year Ended October 31, 2022
A	$9.17	$0.31	$(1.88)	$(1.57)	$(0.31)	$(0.10)	$(0.01)	$(0.42)	$7.18	(17.56)%	$261,960	0.92%	0.92%	3.73%	61%(19)
C	9.25	0.26	(1.91)	(1.65)	(0.24)	(0.10)	(0.01)	(0.35)	7.25	(18.19)	55,622	1.64	1.64	2.99	61 (19)
I	9.20	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.20	(17.37)	1,094,403	0.64	0.64	3.94	61 (19)
R3	9.15	0.28	(1.88)	(1.60)	(0.28)	(0.10)	(0.01)	(0.39)	7.16	(17.90)	3,269	1.26	1.26	3.47	61 (19)
R4	9.16	0.30	(1.87)	(1.57)	(0.31)	(0.10)	(0.01)	(0.42)	7.17	(17.62)	8,826	0.96	0.96	3.69	61 (19)
R5	9.16	0.33	(1.88)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.45)	29,835	0.65	0.65	4.03	61 (19)
R6	9.16	0.35	(1.90)	(1.55)	(0.34)	(0.10)	(0.01)	(0.45)	7.16	(17.35)	227,845	0.54	0.54	4.26	61 (19)
Y	9.14	0.32	(1.86)	(1.54)	(0.34)	(0.10)	(0.01)	(0.45)	7.15	(17.38)	76,171	0.64	0.64	3.88	61 (19)
F	9.19	0.34	(1.88)	(1.54)	(0.35)	(0.10)	(0.01)	(0.46)	7.19	(17.29)	221,783	0.54	0.54	4.09	61 (19)
For the Year Ended October 31, 2021
A	$9.02	$0.27	$0.23	$0.50	$(0.25)	$(0.10)	$—	$(0.35)	$9.17	5.54%	$410,004	0.91%	0.91%	2.87%	52%(19)
C	9.08	0.20	0.24	0.44	(0.17)	(0.10)	—	(0.27)	9.25	4.89	92,929	1.63	1.63	2.14	52 (19)
I	9.04	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.20	5.94	2,044,204	0.64	0.64	3.16	52 (19)
R3	9.00	0.23	0.24	0.47	(0.22)	(0.10)	—	(0.32)	9.15	5.18	3,195	1.26	1.26	2.53	52 (19)
R4	9.01	0.27	0.23	0.50	(0.25)	(0.10)	—	(0.35)	9.16	5.55	13,610	0.91	0.91	2.90	52 (19)
R5	9.00	0.29	0.25	0.54	(0.28)	(0.10)	—	(0.38)	9.16	5.98	46,840	0.64	0.64	3.15	52 (19)
R6	9.01	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.16	5.96	161,021	0.54	0.54	3.28	52 (19)
Y	8.99	0.29	0.23	0.52	(0.27)	(0.10)	—	(0.37)	9.14	5.86	202,890	0.64	0.64	3.14	52 (19)
F	9.04	0.30	0.23	0.53	(0.28)	(0.10)	—	(0.38)	9.19	5.94	365,653	0.54	0.54	3.23	52 (19)
For the Year Ended October 31, 2020
A	$8.64	$0.28	$0.41	$0.69	$(0.31)	$—	$—	$(0.31)	$9.02	8.21%	$279,447	0.97%	0.95%	3.21%	69%(19)
C	8.69	0.22	0.41	0.63	(0.24)	—	—	(0.24)	9.08	7.40	72,030	1.69	1.69	2.47	69 (19)
I	8.67	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.04	8.41	930,484	0.67	0.67	3.44	69 (19)
R3	8.63	0.25	0.40	0.65	(0.28)	—	—	(0.28)	9.00	7.77	1,502	1.29	1.25	2.87	69 (19)
R4	8.64	0.27	0.41	0.68	(0.31)	—	—	(0.31)	9.01	8.12	4,348	1.00	0.95	2.96	69 (19)
R5	8.63	0.30	0.41	0.71	(0.34)	—	—	(0.34)	9.00	8.46	15,336	0.69	0.65	3.48	69 (19)
R6	8.63	0.30	0.43	0.73	(0.35)	—	—	(0.35)	9.01	8.65	10,360	0.59	0.59	3.45	69 (19)
Y	8.63	0.30	0.40	0.70	(0.34)	—	—	(0.34)	8.99	8.36	95,044	0.64	0.64	3.40	69 (19)
F	8.67	0.32	0.40	0.72	(0.35)	—	—	(0.35)	9.04	8.49	274,532	0.59	0.59	3.58	69 (19)
Hartford Sustainable Municipal Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.02	$0.14	$(0.20)	$(0.06)	$(0.14)	$—	$—	$(0.14)	$9.82	(0.65)%(5)	$24,261	0.83%(6)	0.69%(6)	2.75%(6)	10%
C	10.01	0.10	(0.19)	(0.09)	(0.10)	—	—	(0.10)	9.82	(0.92)(5)	968	1.67 (6)	1.44 (6)	2.00 (6)	10
I	9.99	0.15	(0.19)	(0.04)	(0.15)	—	—	(0.15)	9.80	(0.44)(5)	38,163	0.67 (6)	0.46 (6)	2.98 (6)	10
F	9.99	0.15	(0.19)	(0.04)	(0.15)	—	—	(0.15)	9.80	(0.41)(5)	13,354	0.51 (6)	0.39 (6)	3.05 (6)	10
For the Year Ended October 31, 2024
A	$9.28	$0.26	$0.74	$1.00	$(0.26)	$—	$—	$(0.26)	$10.02	10.85%	$24,592	0.82%	0.69%	2.64%	23%
C	9.28	0.19	0.73	0.92	(0.19)	—	—	(0.19)	10.01	9.92	1,103	1.65	1.44	1.89	23
I	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.01	47,200	0.64	0.46	2.87	23
F	9.26	0.29	0.73	1.02	(0.29)	—	—	(0.29)	9.99	11.09	13,579	0.50	0.39	2.94	23
For the Year Ended October 31, 2023
A	$9.29	$0.24	$(0.01)	$0.23	$(0.24)	$—	$—	$(0.24)	$9.28	2.38%	$24,050	0.81%	0.69%	2.44%	31%
C	9.28	0.16	0.01	0.17	(0.17)	—	—	(0.17)	9.28	1.73	2,168	1.63	1.44	1.69	31
I	9.26	0.26	—	0.26	(0.26)	—	—	(0.26)	9.26	2.73	42,800	0.63	0.46	2.68	31
F	9.26	0.27	—	0.27	(0.27)	—	—	(0.27)	9.26	2.80	14,364	0.50	0.39	2.74	31
The accompanying notes are an integral part of these financial statements.

204

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
Hartford Sustainable Municipal Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$11.02	$0.17	$(1.68)	$(1.51)	$(0.17)	$(0.05)	$—	$(0.22)	$9.29	(13.86)%	$29,700	0.78%	0.69%	1.64%	37%
C	11.02	0.09	(1.69)	(1.60)	(0.09)	(0.05)	—	(0.14)	9.28	(14.59)	2,779	1.59	1.44	0.87	37
I	10.99	0.20	(1.69)	(1.49)	(0.19)	(0.05)	—	(0.24)	9.26	(13.70)	44,106	0.60	0.46	1.94	37
F	10.99	0.20	(1.68)	(1.48)	(0.20)	(0.05)	—	(0.25)	9.26	(13.64)	19,805	0.47	0.39	1.94	37
For the Year Ended October 31, 2021
A	$10.83	$0.15	$0.19	$0.34	$(0.15)	$—	$—	$(0.15)	$11.02	3.15%	$43,870	0.79%	0.69%	1.36%	19%
C	10.82	0.07	0.20	0.27	(0.07)	—	—	(0.07)	11.02	2.48	4,819	1.60	1.44	0.61	19
I	10.79	0.17	0.21	0.38	(0.18)	—	—	(0.18)	10.99	3.49	51,423	0.61	0.46	1.57	19
F	10.80	0.18	0.19	0.37	(0.18)	—	—	(0.18)	10.99	3.47	28,393	0.49	0.39	1.64	19
For the Year Ended October 31, 2020
A	$10.78	$0.20	$0.12	$0.32	$(0.20)	$(0.07)	$—	$(0.27)	$10.83	3.00%	$37,551	0.88%	0.69%	1.84%	16%
C	10.79	0.12	0.10	0.22	(0.12)	(0.07)	—	(0.19)	10.82	2.05	4,642	1.69	1.44	1.09	16
I	10.75	0.21	0.12	0.33	(0.22)	(0.07)	—	(0.29)	10.79	3.14	26,866	0.68	0.46	2.00	16
F	10.75	0.22	0.13	0.35	(0.23)	(0.07)	—	(0.30)	10.80	3.30	14,292	0.57	0.39	2.04	16
The Hartford Total Return Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$9.13	$0.19	$(0.01)	$0.18	$(0.18)	$—	$—	$(0.18)	$9.13	2.02%(5)	$1,056,579	0.67%(6)	0.67%(6)	4.16%(6)	32%(20)
C	9.24	0.15	(0.01)	0.14	(0.14)	—	—	(0.14)	9.24	1.57 (5)	2,456	1.56 (6)	1.56 (6)	3.25 (6)	32 (20)
I	9.06	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	9.05	2.18 (5)	958,059	0.42 (6)	0.37 (6)	4.45 (6)	32 (20)
R3	9.39	0.18	(0.01)	0.17	(0.17)	—	—	(0.17)	9.39	1.84 (5)	3,594	1.03 (6)	1.03 (6)	3.79 (6)	32 (20)
R4	9.31	0.19	(0.00)(9)	0.19	(0.19)	—	—	(0.19)	9.31	2.02 (5)	7,718	0.73 (6)	0.66 (6)	4.15 (6)	32 (20)
R5	9.22	0.20	(0.00)(9)	0.20	(0.20)	—	—	(0.20)	9.22	2.14 (5)	883	0.42 (6)	0.42 (6)	4.40 (6)	32 (20)
R6	9.12	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	9.11	2.26 (5)	659,845	0.31 (6)	0.31 (6)	4.52 (6)	32 (20)
Y	9.16	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	9.15	2.17 (5)	92,547	0.37 (6)	0.37 (6)	4.45 (6)	32 (20)
F	8.99	0.20	(0.00)(9)	0.20	(0.21)	—	—	(0.21)	8.98	2.26 (5)	1,588,099	0.31 (6)	0.31 (6)	4.51 (6)	32 (20)
For the Year Ended October 31, 2024
A	$8.48	$0.37	$0.64	$1.01	$(0.36)	$—	$—	$(0.36)	$9.13	11.95%	$1,073,458	0.68%	0.68%	4.02%	47%(20)
C	8.58	0.29	0.65	0.94	(0.28)	—	—	(0.28)	9.24	11.01	3,173	1.55	1.55	3.14	47 (20)
I	8.43	0.39	0.64	1.03	(0.40)	—	—	(0.40)	9.06	12.32	859,804	0.41	0.38	4.31	47 (20)
R3	8.72	0.34	0.66	1.00	(0.33)	—	—	(0.33)	9.39	11.57	3,913	1.04	1.04	3.66	47 (20)
R4	8.64	0.37	0.66	1.03	(0.36)	—	—	(0.36)	9.31	12.03	10,584	0.73	0.68	4.02	47 (20)
R5	8.57	0.39	0.65	1.04	(0.39)	—	—	(0.39)	9.22	12.27	781	0.44	0.44	4.27	47 (20)
R6	8.49	0.40	0.64	1.04	(0.41)	—	—	(0.41)	9.12	12.38	573,419	0.32	0.32	4.36	47 (20)
Y	8.52	0.39	0.65	1.04	(0.40)	—	—	(0.40)	9.16	12.31	93,111	0.38	0.38	4.32	47 (20)
F	8.37	0.39	0.64	1.03	(0.41)	—	—	(0.41)	8.99	12.38	1,495,827	0.32	0.32	4.38	47 (20)
For the Year Ended October 31, 2023
A	$8.65	$0.32	$(0.18)	$0.14	$(0.31)	$—	$—	$(0.31)	$8.48	1.51%	$958,940	0.69%	0.69%	3.53%	59%(20)
C	8.76	0.24	(0.18)	0.06	(0.24)	—	—	(0.24)	8.58	0.57	5,063	1.53	1.53	2.65	59 (20)
I	8.61	0.35	(0.19)	0.16	(0.34)	—	—	(0.34)	8.43	1.69	545,553	0.38	0.38	3.89	59 (20)
R3	8.90	0.29	(0.18)	0.11	(0.29)	—	—	(0.29)	8.72	1.09	3,565	1.04	1.04	3.18	59 (20)
R4	8.82	0.32	(0.18)	0.14	(0.32)	—	—	(0.32)	8.64	1.43	10,164	0.74	0.69	3.51	59 (20)
R5	8.75	0.34	(0.18)	0.16	(0.34)	—	—	(0.34)	8.57	1.66	1,430	0.44	0.44	3.77	59 (20)
R6	8.67	0.35	(0.18)	0.17	(0.35)	—	—	(0.35)	8.49	1.76	241,236	0.32	0.32	3.90	59 (20)
Y	8.69	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.52	1.85	95,263	0.38	0.38	3.71	59 (20)
F	8.54	0.34	(0.17)	0.17	(0.34)	—	—	(0.34)	8.37	1.85	1,090,681	0.32	0.32	3.90	59 (20)
The accompanying notes are an integral part of these financial statements.

205

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford Total Return Bond Fund – (continued)
For the Year Ended October 31, 2022
A	$10.92	$0.23	$(2.08)	$(1.85)	$(0.24)	$(0.18)	$—	$(0.42)	$8.65	(17.46)%	$956,670	0.68%	0.68%	2.34%	61%(20)
C	11.05	0.15	(2.10)	(1.95)	(0.16)	(0.18)	—	(0.34)	8.76	(18.08)	7,959	1.50	1.50	1.47	61 (20)
I	10.88	0.26	(2.06)	(1.80)	(0.29)	(0.18)	—	(0.47)	8.61	(17.12)	294,843	0.37	0.37	2.71	61 (20)
R3	11.22	0.20	(2.13)	(1.93)	(0.21)	(0.18)	—	(0.39)	8.90	(17.67)	3,326	1.04	1.03	1.99	61 (20)
R4	11.12	0.23	(2.11)	(1.88)	(0.24)	(0.18)	—	(0.42)	8.82	(17.39)	11,415	0.74	0.69	2.35	61 (20)
R5	11.06	0.25	(2.10)	(1.85)	(0.28)	(0.18)	—	(0.46)	8.75	(17.24)	1,584	0.44	0.44	2.55	61 (20)
R6	10.97	0.27	(2.09)	(1.82)	(0.30)	(0.18)	—	(0.48)	8.67	(17.11)	184,350	0.32	0.32	2.72	61 (20)
Y	10.99	0.26	(2.09)	(1.83)	(0.29)	(0.18)	—	(0.47)	8.69	(17.18)	391,116	0.38	0.38	2.68	61 (20)
F	10.81	0.26	(2.05)	(1.79)	(0.30)	(0.18)	—	(0.48)	8.54	(17.12)	986,268	0.32	0.32	2.71	61 (20)
For the Year Ended October 31, 2021
A	$11.13	$0.18	$(0.10)	$0.08	$(0.21)	$(0.08)	$—	$(0.29)	$10.92	0.68%	$1,268,773	0.68%	0.68%	1.65%	51%(20)
C	11.26	0.09	(0.10)	(0.01)	(0.12)	(0.08)	—	(0.20)	11.05	(0.11)	15,130	1.48	1.48	0.83	51 (20)
I	11.10	0.21	(0.11)	0.10	(0.24)	(0.08)	—	(0.32)	10.88	0.86	297,839	0.40	0.40	1.93	51 (20)
R3	11.44	0.15	(0.12)	0.03	(0.17)	(0.08)	—	(0.25)	11.22	0.27	4,566	1.04	1.03	1.30	51 (20)
R4	11.34	0.18	(0.11)	0.07	(0.21)	(0.08)	—	(0.29)	11.12	0.59	14,580	0.74	0.70	1.63	51 (20)
R5	11.27	0.21	(0.10)	0.11	(0.24)	(0.08)	—	(0.32)	11.06	0.93	2,362	0.44	0.44	1.89	51 (20)
R6	11.19	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.97	0.98	203,982	0.32	0.32	2.03	51 (20)
Y	11.21	0.22	(0.12)	0.10	(0.24)	(0.08)	—	(0.32)	10.99	0.89	415,024	0.39	0.39	1.94	51 (20)
F	11.03	0.22	(0.11)	0.11	(0.25)	(0.08)	—	(0.33)	10.81	0.97	1,222,336	0.32	0.32	2.01	51 (20)
For the Year Ended October 31, 2020
A	$10.66	$0.24	$0.49	$0.73	$(0.26)	$—	$—	$(0.26)	$11.13	6.88%	$1,202,398	0.71%	0.71%	2.17%	50%(20)
C	10.77	0.15	0.51	0.66	(0.17)	—	—	(0.17)	11.26	6.13	32,105	1.51	1.51	1.37	50 (20)
I	10.65	0.26	0.51	0.77	(0.32)	—	—	(0.32)	11.10	7.35	299,511	0.41	0.41	2.43	50 (20)
R3	10.95	0.21	0.50	0.71	(0.22)	—	—	(0.22)	11.44	6.55	5,075	1.06	1.04	1.84	50 (20)
R4	10.85	0.24	0.50	0.74	(0.25)	—	—	(0.25)	11.34	6.90	13,365	0.76	0.76	2.12	50 (20)
R5	10.81	0.27	0.50	0.77	(0.31)	—	—	(0.31)	11.27	7.20	2,651	0.46	0.46	2.40	50 (20)
R6	10.74	0.28	0.50	0.78	(0.33)	—	—	(0.33)	11.19	7.41	63,656	0.34	0.34	2.53	50 (20)
Y	10.76	0.27	0.50	0.77	(0.32)	—	—	(0.32)	11.21	7.27	410,349	0.40	0.40	2.49	50 (20)
F	10.59	0.27	0.50	0.77	(0.33)	—	—	(0.33)	11.03	7.38	962,471	0.34	0.34	2.53	50 (20)
The Hartford World Bond Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.00	$0.17	$0.18	$0.35	$(0.27)	$—	$—	$(0.27)	$10.08	3.55%(5)	$245,595	1.00%(6)	1.00%(6)	3.39%(6)	53%(21)
C	9.68	0.13	0.18	0.31	(0.23)	—	—	(0.23)	9.76	3.27 (5)	9,741	1.74 (6)	1.74 (6)	2.65 (6)	53 (21)
I	10.11	0.18	0.19	0.37	(0.28)	—	—	(0.28)	10.20	3.75 (5)	1,026,794	0.72 (6)	0.72 (6)	3.67 (6)	53 (21)
R3	9.88	0.15	0.19	0.34	(0.25)	—	—	(0.25)	9.97	3.51 (5)	1,071	1.33 (6)	1.33 (6)	3.06 (6)	53 (21)
R4	10.02	0.17	0.19	0.36	(0.27)	—	—	(0.27)	10.11	3.62 (5)	1,159	1.03 (6)	1.03 (6)	3.37 (6)	53 (21)
R5	10.11	0.18	0.19	0.37	(0.28)	—	—	(0.28)	10.20	3.75 (5)	8,677	0.73 (6)	0.73 (6)	3.66 (6)	53 (21)
R6	10.16	0.19	0.19	0.38	(0.29)	—	—	(0.29)	10.25	3.79 (5)	181,229	0.62 (6)	0.62 (6)	3.77 (6)	53 (21)
Y	10.14	0.18	0.19	0.37	(0.28)	—	—	(0.28)	10.23	3.74 (5)	81,633	0.73 (6)	0.73 (6)	3.67 (6)	53 (21)
F	10.13	0.19	0.20	0.39	(0.29)	—	—	(0.29)	10.23	3.90 (5)	1,937,514	0.62 (6)	0.62 (6)	3.78 (6)	53 (21)
The accompanying notes are an integral part of these financial statements.

206

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2024
A	$9.54	$0.36	$0.46	$0.82	$(0.36)	$—	$—	$(0.36)	$10.00	8.68%	$246,892	1.01%	1.01%	3.61%	103%(21)
C	9.24	0.27	0.46	0.73	(0.29)	—	—	(0.29)	9.68	7.90	11,404	1.75	1.75	2.86	103 (21)
I	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	9.00	1,076,963	0.72	0.72	3.90	103 (21)
R3	9.43	0.32	0.46	0.78	(0.33)	—	—	(0.33)	9.88	8.34	1,275	1.35	1.35	3.28	103 (21)
R4	9.56	0.36	0.46	0.82	(0.36)	—	—	(0.36)	10.02	8.65	1,479	1.05	1.03	3.59	103 (21)
R5	9.64	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.11	8.98	8,783	0.74	0.74	3.89	103 (21)
R6	9.69	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.16	9.05	158,776	0.63	0.63	4.00	103 (21)
Y	9.67	0.39	0.47	0.86	(0.39)	—	—	(0.39)	10.14	8.96	93,041	0.73	0.73	3.89	103 (21)
F	9.66	0.40	0.47	0.87	(0.40)	—	—	(0.40)	10.13	9.08	2,289,569	0.63	0.63	4.00	103 (21)
For the Year Ended October 31, 2023
A	$9.65	$0.27	$(0.19)	$0.08	$(0.19)	$—	$—	$(0.19)	$9.54	0.84%	$249,735	1.01%	1.00%	2.72%	82%(21)
C	9.38	0.19	(0.19)	—	(0.14)	—	—	(0.14)	9.24	(0.04)	15,313	1.75	1.75	1.95	82 (21)
I	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.06	1,157,084	0.71	0.71	3.02	82 (21)
R3	9.56	0.23	(0.19)	0.04	(0.17)	—	—	(0.17)	9.43	0.39	1,080	1.34	1.34	2.39	82 (21)
R4	9.67	0.26	(0.18)	0.08	(0.19)	—	—	(0.19)	9.56	0.75	1,300	1.04	1.04	2.66	82 (21)
R5	9.75	0.30	(0.19)	0.11	(0.22)	—	—	(0.22)	9.64	1.04	8,001	0.73	0.73	3.01	82 (21)
R6	9.79	0.31	(0.19)	0.12	(0.22)	—	—	(0.22)	9.69	1.22	136,155	0.63	0.63	3.14	82 (21)
Y	9.78	0.29	(0.18)	0.11	(0.22)	—	—	(0.22)	9.67	1.05	97,274	0.72	0.72	2.91	82 (21)
F	9.77	0.31	(0.20)	0.11	(0.22)	—	—	(0.22)	9.66	1.12	1,725,066	0.62	0.62	3.12	82 (21)
For the Year Ended October 31, 2022
A	$10.45	$0.08	$(0.76)	$(0.68)	$(0.07)	$(0.03)	$(0.02)	$(0.12)	$9.65	(6.58)%	$284,248	1.00%	0.99%	0.81%	85%(21)
C	10.19	0.00 (9)	(0.73)	(0.73)	(0.04)	(0.03)	(0.01)	(0.08)	9.38	(7.17)	21,024	1.73	1.73	0.04	85 (21)
I	10.53	0.11	(0.76)	(0.65)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.21)	1,213,188	0.71	0.71	1.09	85 (21)
R3	10.37	0.05	(0.76)	(0.71)	(0.06)	(0.03)	(0.01)	(0.10)	9.56	(6.86)	1,043	1.33	1.33	0.52	85 (21)
R4	10.45	0.07	(0.75)	(0.68)	(0.06)	(0.03)	(0.01)	(0.10)	9.67	(6.57)	1,511	1.02	1.02	0.73	85 (21)
R5	10.54	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.75	(6.30)	7,541	0.73	0.73	1.09	85 (21)
R6	10.58	0.12	(0.77)	(0.65)	(0.09)	(0.03)	(0.02)	(0.14)	9.79	(6.22)	113,134	0.62	0.62	1.21	85 (21)
Y	10.57	0.11	(0.77)	(0.66)	(0.08)	(0.03)	(0.02)	(0.13)	9.78	(6.28)	201,728	0.72	0.72	1.08	85 (21)
F	10.55	0.12	(0.76)	(0.64)	(0.09)	(0.03)	(0.02)	(0.14)	9.77	(6.14)	1,208,804	0.62	0.62	1.19	85 (21)
For the Year Ended October 31, 2021
A	$10.59	$0.05	$(0.11)	$(0.06)	$(0.08)	$—	$—	$(0.08)	$10.45	(0.54)%	$354,409	1.01%	1.01%	0.44%	104%(21)
C	10.34	(0.03)	(0.10)	(0.13)	(0.02)	—	—	(0.02)	10.19	(1.25)	38,120	1.74	1.74	(0.29)	104 (21)
I	10.68	0.08	(0.12)	(0.04)	(0.11)	—	—	(0.11)	10.53	(0.34)	1,783,317	0.72	0.72	0.73	104 (21)
R3	10.51	0.01	(0.10)	(0.09)	(0.05)	—	—	(0.05)	10.37	(0.90)	987	1.35	1.35	0.10	104 (21)
R4	10.59	0.04	(0.10)	(0.06)	(0.08)	—	—	(0.08)	10.45	(0.59)	3,873	1.05	1.05	0.39	104 (21)
R5	10.68	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.54	(0.27)	8,625	0.75	0.75	0.70	104 (21)
R6	10.72	0.09	(0.11)	(0.02)	(0.12)	—	—	(0.12)	10.58	(0.16)	125,885	0.63	0.63	0.82	104 (21)
Y	10.71	0.08	(0.11)	(0.03)	(0.11)	—	—	(0.11)	10.57	(0.25)	292,319	0.74	0.73	0.72	104 (21)
F	10.70	0.09	(0.12)	(0.03)	(0.12)	—	—	(0.12)	10.55	(0.25)	1,516,359	0.63	0.63	0.82	104 (21)
The accompanying notes are an integral part of these financial statements.

207

Hartford Fixed Income Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(3)	Portfolio Turnover
The Hartford World Bond Fund – (continued)
For the Year Ended October 31, 2020
A	$10.75	$0.06	$0.02	$0.08	$(0.19)	$(0.05)	$—	$(0.24)	$10.59	0.80%	$414,356	1.02%	1.02%	0.59%	125%(21)
C	10.54	(0.01)	0.01	0.00 (9)	(0.15)	(0.05)	—	(0.20)	10.34	0.00 (10)	64,578	1.75	1.75	(0.14)	125 (21)
I	10.83	0.09	0.03	0.12	(0.22)	(0.05)	—	(0.27)	10.68	1.10	2,008,606	0.73	0.73	0.88	125 (21)
R3	10.68	0.03	0.02	0.05	(0.17)	(0.05)	—	(0.22)	10.51	0.44	1,400	1.36	1.36	0.25	125 (21)
R4	10.76	0.06	0.02	0.08	(0.20)	(0.05)	—	(0.25)	10.59	0.74	18,666	1.05	1.05	0.54	125 (21)
R5	10.84	0.09	0.01	0.10	(0.21)	(0.05)	—	(0.26)	10.68	0.99	8,229	0.75	0.75	0.85	125 (21)
R6	10.88	0.10	0.01	0.11	(0.22)	(0.05)	—	(0.27)	10.72	1.08	113,838	0.65	0.65	0.93	125 (21)
Y	10.87	0.09	0.02	0.11	(0.22)	(0.05)	—	(0.27)	10.71	1.02	366,177	0.75	0.72	0.89	125 (21)
F	10.85	0.10	0.01	0.12	(0.22)	(0.05)	—	(0.27)	10.70	1.17	1,477,042	0.64	0.64	0.97	125 (21)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Ratios do not include expenses of other investment companies, if applicable.
(4)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations on June 7, 2022.
(8)	Reflects the Fund's portfolio turnover for the period June 7, 2022 through October 31, 2022.
(9)	Per share amount is less than $0.005.
(10)	Amount is less than 0.01%.
(11)	Commenced operations on March 1, 2021.
(12)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(13)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 42%, 93%, 70%, 84% and 211% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(14)	Amount is less than $0.01 per share.
(15)
Prior to November 12, 2021 this Fund operated as the Schroder Core Bond Fund, the Fund's predecessor fund. Please see Note 1 of the Notes to Financial Statements for details of this reorganization. Effective after the close of business on November 12, 2021, the Investor and R6 share classes were redesignated as Class Y and SDR, respectively.

(16)	Classes I, R3, R4, R5 and F commenced operations on November 12, 2021.
(17)	Commenced operations on June 29, 2020.
(18)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 23%, 38% and 43% for the fiscal years ended
October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(19)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 183% for the six-month period ended April
30, 2025 and 174%, 208%, 202%, 141% and 180% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020,
respectively.

(20)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 156% for the six-month period ended April 30,
2025 and 377%, 428%, 446%, 473% and 545% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(21)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 72% for the six-month period ended April 30,
2025 and 120%, 100%, 94%,132% and 168% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

The accompanying notes are an integral part of these financial statements.

208

Hartford Fixed Income Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
Hartford Dynamic Bond Fund (the "Dynamic Bond Fund")	A, C, I, R5, R6, Y and F
The Hartford Emerging Markets Local Debt Fund (the "Emerging Markets Local Debt Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Floating Rate Fund (the "Floating Rate Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford High Yield Fund (the "High Yield Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Inflation Plus Fund (the "Inflation Plus Fund")	A, C, I, R3, R4, R5, Y and F
Hartford Low Duration High Income Fund (the "Low Duration High Income Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Municipal Opportunities Fund (the "Municipal Opportunities Fund")	A, C, I, Y and F
Hartford Municipal Short Duration Fund (the "Municipal Short Duration Fund")	A, C, I and F
The Hartford Short Duration Fund (the "Short Duration Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Strategic Income Fund (the "Strategic Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Sustainable Municipal Bond Fund (the "Sustainable Municipal Bond Fund")	A, C, I and F
The Hartford Total Return Bond Fund (the "Total Return Bond Fund")(1)	A, C, I, R3, R4, R5, R6, Y and F
The Hartford World Bond Fund (the "World Bond Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Core Fixed Income Fund (the "Core Fixed Income Fund")	I, R3, R4, R5, Y, F and SDR
Hartford Schroders Emerging Markets Multi-Sector Bond Fund (the "Emerging Markets Multi-Sector Bond Fund")	A, C, I, R3, R4, R5, Y, F and SDR
Hartford Schroders Tax-Aware Bond Fund (the "Tax-Aware Bond Fund")	A, C, I, Y, F and SDR

(1)	Class C shares of the Total Return Bond Fund are closed to new investors, subject to certain exceptions set forth in the Total Return Bond Fund's prospectus
Class A shares of each Fund that offers Class A shares, except Floating Rate Fund, Low Duration High Income Fund and Short Duration Fund, are sold with a front-end sales charge of up to 4.50%. Class A shares of Floating Rate Fund and Low Duration High Income Fund are sold with a front-end sales charge of up to 3.00%. Class A shares of Short Duration Fund are sold with a front-end sales charge of up to 2.00%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Core Fixed Income Fund acquired all of the assets and liabilities of Schroder Core Bond Fund (the "Predecessor Fund") pursuant to an agreement and plan of reorganization immediately following the close of business on November 12, 2021 (the “reorganization”). All information and references to periods prior to the close of business on November 12, 2021 with respect to the Core Fixed Income Fund refers to the Predecessor Fund.
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund, except Emerging Markets Local Debt Fund and World Bond Fund, is a diversified open-end management investment company. Emerging Markets Local Debt Fund and World Bond Fund are non-diversified open-end management investment companies. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies."
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

209

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

210

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

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 April 30, 2025 (Unaudited)

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of a Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. Normally, for each Fund, except Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Tax-Aware Bond Fund, Strategic Income Fund, and World Bond Fund, dividends from net investment income are declared daily and paid monthly. The policy of Emerging Markets Local Debt Fund, Inflation Plus Fund, Municipal Short Duration Fund, Core Fixed Income Fund, Tax-Aware Bond Fund, and Strategic Income Fund is to declare and pay dividends from net investment income, if any, monthly. The policy of Emerging Markets Multi-Sector Bond Fund and World Bond Fund is to declare and pay dividends from net investment income, if any, quarterly. Dividends from realized gains, if any, are paid at least once a year.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities

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 April 30, 2025 (Unaudited)

to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2025.
c)
Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2025.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2025.
f)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser, as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral,

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 April 30, 2025 (Unaudited)

the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by a Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Bond Forwards – A Fund may enter into bond forwards. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments used as collateral for the bond forward.
During the six-month period ended April 30, 2025, the Inflation Plus Fund had entered into Bond Forwards.
b)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, Tax-Aware Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Futures Contracts.
c)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2025, each of Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Emerging Markets Multi-Sector Bond Fund, Short Duration Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Foreign Currency Contracts.
d)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date.

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2025, each of Emerging Markets Local Debt Fund, Strategic Income Fund and World Bond Fund had used Options Contracts.
e)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

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Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2025, each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, Inflation Plus Fund, Emerging Markets Multi-Sector Bond Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended April 30, 2025, each of Emerging Markets Local Debt Fund, Inflation Plus Fund, Strategic Income Fund, Total Return Bond Fund and World Bond Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – A Fund may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

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Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

During the six-month period ended April 30, 2025, each of Floating Rate Fund and Inflation Plus Fund had used Total Return Swap Contracts.
f)
Additional Derivative Instrument Information:
Dynamic Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on swap contracts(1)	$—	$—	$32,952	$—	$—	$32,952
Total	$—	$—	$32,952	$—	$—	$32,952

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(398,732)	$—	$—	$—	$—	$(398,732)
Net realized gain (loss) on swap contracts	—	—	304,930	—	—	304,930
Total	$(398,732)	$—	$304,930	$—	$—	$(93,802)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$32,952	$—	$—	$32,952
Total	$—	$—	$32,952	$—	$—	$32,952
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	26
Swap Contracts at Notional Amount	$18,055,000

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Emerging Markets Local Debt Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$—	$46,833	$—	$—	$—	$46,833
Unrealized appreciation on futures contracts(1)	10,208	—	—	—	—	10,208
Unrealized appreciation on foreign currency contracts	—	441,410	—	—	—	441,410
Unrealized appreciation on swap contracts(2)	118,450	—	—	—	—	118,450
Total	$128,658	$488,243	$—	$—	$—	$616,901
Liabilities:
Unrealized depreciation on futures contracts(1)	$9,320	$—	$—	$—	$—	$9,320
Unrealized depreciation on foreign currency contracts	—	520,303	—	—	—	520,303
Written options, market value	—	28,992	—	—	—	28,992
Unrealized depreciation on swap contracts(2)	132,369	—	4,347	—	—	136,716
Total	$141,689	$549,295	$4,347	$—	$—	$695,331

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$—	$(561)	$—	$—	$—	$(561)
Net realized gain (loss) on futures contracts	(90,380)	—	—	—	—	(90,380)
Net realized gain (loss) on written options contracts	—	5,919	—	—	—	5,919
Net realized gain (loss) on swap contracts	(18,057)	—	(5,382)	—	—	(23,439)
Net realized gain (loss) on foreign currency contracts	—	(63,766)	—	—	—	(63,766)
Total	$(108,437)	$(58,408)	$(5,382)	$—	$—	$(172,227)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$—	$8,843	$—	$—	$—	$8,843
Net change in unrealized appreciation (depreciation) of futures contracts	56,124	—	—	—	—	56,124
Net change in unrealized appreciation (depreciation) of written options contracts	—	14,294	—	—	—	14,294
Net change in unrealized appreciation (depreciation) of swap contracts	29,243	—	347	—	—	29,590
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	54,107	—	—	—	54,107
Total	$85,367	$77,244	$347	$—	$—	$162,958
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$2,979,000
Futures Contracts Number of Long Contracts	18
Futures Contracts Number of Short Contracts	(14)
Written Options at Notional Amount	$(1,545,000)
Swap Contracts at Notional Amount	$1,674,646,459
Foreign Currency Contracts Purchased at Contract Amount	$28,549,249
Foreign Currency Contracts Sold at Contract Amount	$19,569,588

218

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Floating Rate Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$718,813	$—	$—	$—	$718,813
Total	$—	$718,813	$—	$—	$—	$718,813
Liabilities:
Unrealized depreciation on futures contracts(1)	$128,780	$—	$—	$—	$—	$128,780
Unrealized depreciation on foreign currency contracts	—	25,714	—	—	—	25,714
Unrealized depreciation on swap contracts(2)	571,433	—	177,766	—	—	749,199
Total	$700,213	$25,714	$177,766	$—	$—	$903,693

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$195,069	$—	$—	$—	$—	$195,069
Net realized gain (loss) on swap contracts	877,971	—	(138,735)	—	—	739,236
Net realized gain (loss) on foreign currency contracts	—	(5,787,851)	—	—	—	(5,787,851)
Total	$1,073,040	$(5,787,851)	$(138,735)	$—	$—	$(4,853,546)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(270,501)	$—	$—	$—	$—	$(270,501)
Net change in unrealized appreciation (depreciation) of swap contracts	(1,723,152)	—	(147,353)	—	—	(1,870,505)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	1,384,206	—	—	—	1,384,206
Total	$(1,993,653)	$1,384,206	$(147,353)	$—	$—	$(756,800)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(59)
Swap Contracts at Notional Amount	$76,487,500
Foreign Currency Contracts Purchased at Contract Amount	$5,080,028
Foreign Currency Contracts Sold at Contract Amount	$160,098,878

219

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

High Yield Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$60,891	$—	$—	$—	$60,891
Total	$—	$60,891	$—	$—	$—	$60,891
Liabilities:
Unrealized depreciation on futures contracts(1)	$24,487	$—	$—	$—	$—	$24,487
Unrealized depreciation on foreign currency contracts	—	11,567	—	—	—	11,567
Total	$24,487	$11,567	$—	$—	$—	$36,054

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$10,687	$—	$—	$—	$—	$10,687
Net realized gain (loss) on foreign currency contracts	—	(553,303)	—	—	—	(553,303)
Total	$10,687	$(553,303)	$—	$—	$—	$(542,616)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(33,774)	$—	$—	$—	$—	$(33,774)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	62,479	—	—	—	62,479
Total	$(33,774)	$62,479	$—	$—	$—	$28,705
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(19)
Foreign Currency Contracts Purchased at Contract Amount	$399,794
Foreign Currency Contracts Sold at Contract Amount	$18,143,391

220

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Inflation Plus Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$161,441	$—	$—	$—	$—	$161,441
Unrealized appreciation on bond forward contracts	20,336	—	—	—	—	20,336
Unrealized appreciation on foreign currency contracts	—	155,691	—	—	—	155,691
Unrealized appreciation on swap contracts(2)	2,517,519	—	77,754	—	—	2,595,273
Total	$2,699,296	$155,691	$77,754	$—	$—	$2,932,741
Liabilities:
Unrealized depreciation on futures contracts(1)	$166,305	$—	$—	$—	$—	$166,305
Unrealized depreciation on foreign currency contracts	—	140,903	—	—	—	140,903
Unrealized depreciation on swap contracts(2)	55,482	—	—	—	—	55,482
Total	$221,787	$140,903	$—	$—	$—	$362,690

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(996,301)	$—	$—	$—	$—	$(996,301)
Net realized gain (loss) on swap contracts	90,411	—	17,508	—	—	107,919
Net realized gain (loss) on bond forward contracts	536,706	—	—	—	—	536,706
Net realized gain (loss) on foreign currency contracts	—	(2,600)	—	—	—	(2,600)
Total	$(369,184)	$(2,600)	$17,508	$—	$—	$(354,276)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$420,131	$—	$—	$—	$—	$420,131
Net change in unrealized appreciation (depreciation) of swap contracts	407,197	—	1,608	—	—	408,805
Net change in unrealized appreciation (depreciation) of bond forward contracts	(2,372)	—	—	—	—	(2,372)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(184,626)	—	—	—	(184,626)
Total	$824,956	$(184,626)	$1,608	$—	$—	$641,938
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	230
Futures Contracts Number of Short Contracts	(291)
Swap Contracts at Notional Amount	$42,678,333
Bond Forward Contracts at Notional Amount	$34,917,596
Foreign Currency Contracts Purchased at Contract Amount	$20,880,643
Foreign Currency Contracts Sold at Contract Amount	$41,166,160

221

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Low Duration High Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$93,760	$—	$—	$—	$—	$93,760
Unrealized appreciation on foreign currency contracts	—	1,039	—	—	—	1,039
Total	$93,760	$1,039	$—	$—	$—	$94,799
Liabilities:
Unrealized depreciation on futures contracts(1)	$24,537	$—	$—	$—	$—	$24,537
Total	$24,537	$—	$—	$—	$—	$24,537

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(175,557)	$—	$—	$—	$—	$(175,557)
Net realized gain (loss) on foreign currency contracts	—	5,401	—	—	—	5,401
Total	$(175,557)	$5,401	$—	$—	$—	$(170,156)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$228,604	$—	$—	$—	$—	$228,604
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	7,882	—	—	—	7,882
Total	$228,604	$7,882	$—	$—	$—	$236,486
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	72
Futures Contracts Number of Short Contracts	(6)
Foreign Currency Contracts Purchased at Contract Amount	$1,755,025
Foreign Currency Contracts Sold at Contract Amount	$2,832,775
Core Fixed Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$236,320	$—	$—	$—	$—	$236,320
Total	$236,320	$—	$—	$—	$—	$236,320
Liabilities:
Unrealized depreciation on futures contracts(1)	$66,451	$—	$—	$—	$—	$66,451
Total	$66,451	$—	$—	$—	$—	$66,451

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

222

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Core Fixed Income Fund – (continued)
The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(474,985)	$—	$—	$—	$—	$(474,985)
Total	$(474,985)	$—	$—	$—	$—	$(474,985)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$751,794	$—	$—	$—	$—	$751,794
Total	$751,794	$—	$—	$—	$—	$751,794
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	190
Futures Contracts Number of Short Contracts	(28)
Emerging Markets Multi-Sector Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$278,752	$—	$—	$—	$278,752
Unrealized appreciation on swap contracts(1)	—	—	2,036	—	—	2,036
Total	$—	$278,752	$2,036	$—	$—	$280,788
Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$278,233	$—	$—	$—	$278,233
Unrealized depreciation on swap contracts(1)	—	—	805	—	—	805
Total	$—	$278,233	$805	$—	$—	$279,038

(1)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$10,815	$—	$—	$—	$—	$10,815
Net realized gain (loss) on swap contracts	—	—	49	—	—	49
Net realized gain (loss) on foreign currency contracts	—	11,505	—	—	—	11,505
Total	$10,815	$11,505	$49	$—	$—	$22,369
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of swap contracts	$—	$—	$1,231	$—	$—	$1,231
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(32,860)	—	—	—	(32,860)
Total	$—	$(32,860)	$1,231	$—	$—	$(31,629)

223

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Emerging Markets Multi-Sector Bond Fund – (continued)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3
Futures Contracts Number of Short Contracts	(1)
Swap Contracts at Notional Amount	$88,333
Foreign Currency Contracts Purchased at Contract Amount	$3,123,572
Foreign Currency Contracts Sold at Contract Amount	$2,867,403
Tax-Aware Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Liabilities:
Unrealized depreciation on futures contracts(1)	$459,435	$—	$—	$—	$—	$459,435
Total	$459,435	$—	$—	$—	$—	$459,435

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$566,728	$—	$—	$—	$—	$566,728
Total	$566,728	$—	$—	$—	$—	$566,728
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(459,435)	$—	$—	$—	$—	$(459,435)
Total	$(459,435)	$—	$—	$—	$—	$(459,435)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Short Contracts	(29)

224

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Short Duration Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$381,229	$—	$—	$—	$—	$381,229
Unrealized appreciation on foreign currency contracts	—	82,159	—	—	—	82,159
Total	$381,229	$82,159	$—	$—	$—	$463,388
Liabilities:
Unrealized depreciation on futures contracts(1)	$3,138,306	$—	$—	$—	$—	$3,138,306
Unrealized depreciation on foreign currency contracts	—	161,248	—	—	—	161,248
Total	$3,138,306	$161,248	$—	$—	$—	$3,299,554

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$4,050,710	$—	$—	$—	$—	$4,050,710
Net realized gain (loss) on foreign currency contracts	—	(372,455)	—	—	—	(372,455)
Total	$4,050,710	$(372,455)	$—	$—	$—	$3,678,255
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(7,264,475)	$—	$—	$—	$—	$(7,264,475)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(85,498)	—	—	—	(85,498)
Total	$(7,264,475)	$(85,498)	$—	$—	$—	$(7,349,973)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	225
Futures Contracts Number of Short Contracts	(1,605)
Foreign Currency Contracts Purchased at Contract Amount	$2,335,317
Foreign Currency Contracts Sold at Contract Amount	$16,135,950

225

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Strategic Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$13,356,442	$—	$—	$—	$—	$13,356,442
Unrealized appreciation on foreign currency contracts	—	2,886,173	—	—	—	2,886,173
Unrealized appreciation on swap contracts(2)	4,567,627	—	5,541,702	—	—	10,109,329
Total	$17,924,069	$2,886,173	$5,541,702	$—	$—	$26,351,944
Liabilities:
Unrealized depreciation on futures contracts(1)	$3,630,814	$—	$—	$—	$—	$3,630,814
Unrealized depreciation on foreign currency contracts	—	8,224,431	—	—	—	8,224,431
Written options, market value	6,059,869	—	—	—	—	6,059,869
Unrealized depreciation on swap contracts(2)	2,501,865	—	40,544	—	—	2,542,409
Total	$12,192,548	$8,224,431	$40,544	$—	$—	$20,457,523

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(21,595,585)	$—	$—	$—	$—	$(21,595,585)
Net realized gain (loss) on swap contracts	(257,310)	—	(2,099,691)	—	—	(2,357,001)
Net realized gain (loss) on foreign currency contracts	—	(8,404,748)	—	—	—	(8,404,748)
Total	$(21,852,895)	$(8,404,748)	$(2,099,691)	$—	$—	$(32,357,334)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$29,081,022	$—	$—	$—	$—	$29,081,022
Net change in unrealized appreciation (depreciation) of written options contracts	(1,194,561)	—	—	—	—	(1,194,561)
Net change in unrealized appreciation (depreciation) of swap contracts	(1,351,459)	—	703,841	—	—	(647,618)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(9,433,944)	—	—	—	(9,433,944)
Total	$26,535,002	$(9,433,944)	$703,841	$—	$—	$17,804,899
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	9,537
Futures Contracts Number of Short Contracts	(3,864)
Written Options at Notional Amount	$(57,808,333)
Swap Contracts at Notional Amount	$360,204,968
Foreign Currency Contracts Purchased at Contract Amount	$69,344,156
Foreign Currency Contracts Sold at Contract Amount	$574,173,552

226

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Total Return Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$2,386,511	$—	$—	$—	$—	$2,386,511
Unrealized appreciation on foreign currency contracts	—	81,631	—	—	—	81,631
Unrealized appreciation on swap contracts(2)	10,244,747	—	—	—	—	10,244,747
Total	$12,631,258	$81,631	$—	$—	$—	$12,712,889
Liabilities:
Unrealized depreciation on futures contracts(1)	$2,252,855	$—	$—	$—	$—	$2,252,855
Unrealized depreciation on foreign currency contracts	—	2,332,326	—	—	—	2,332,326
Unrealized depreciation on swap contracts(2)	3,115,020	—	—	—	—	3,115,020
Total	$5,367,875	$2,332,326	$—	$—	$—	$7,700,201

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(21,997,446)	$—	$—	$—	$—	$(21,997,446)
Net realized gain (loss) on swap contracts	840,086	—	(100,988)	—	—	739,098
Net realized gain (loss) on foreign currency contracts	—	1,502,357	—	—	—	1,502,357
Total	$(21,157,360)	$1,502,357	$(100,988)	$—	$—	$(19,755,991)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$8,255,149	$—	$—	$—	$—	$8,255,149
Net change in unrealized appreciation (depreciation) of swap contracts	(2,014,052)	—	85,900	—	—	(1,928,152)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(3,372,774)	—	—	—	(3,372,774)
Total	$6,241,097	$(3,372,774)	$85,900	$—	$—	$2,954,223
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	3,217
Futures Contracts Number of Short Contracts	(4,340)
Swap Contracts at Notional Amount	$144,659,167
Foreign Currency Contracts Purchased at Contract Amount	$3,564,576
Foreign Currency Contracts Sold at Contract Amount	$66,496,099

227

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

World Bond Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$11,157,699	$1,092,318	$—	$—	$—	$12,250,017
Unrealized appreciation on futures contracts(1)	7,028,360	—	—	—	—	7,028,360
Unrealized appreciation on foreign currency contracts	—	123,856,766	—	—	—	123,856,766
Unrealized appreciation on swap contracts(2)	10,862,055	—	175,465	—	—	11,037,520
Total	$29,048,114	$124,949,084	$175,465	$—	$—	$154,172,663
Liabilities:
Unrealized depreciation on futures contracts(1)	$12,132,399	$—	$—	$—	$—	$12,132,399
Unrealized depreciation on foreign currency contracts	—	149,370,617	—	—	—	149,370,617
Written options, market value	1,699,014	—	—	—	—	1,699,014
Unrealized depreciation on swap contracts(2)	6,945,034	—	813,510	—	—	7,758,544
Total	$20,776,447	$149,370,617	$813,510	$—	$—	$170,960,574

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(1,998,822)	$4,802,810	$—	$—	$—	$2,803,988
Net realized gain (loss) on futures contracts	(6,703,032)	—	—	—	—	(6,703,032)
Net realized gain (loss) on written options contracts	851,573	405,949	—	—	—	1,257,522
Net realized gain (loss) on swap contracts	9,259,242	—	(955,225)	—	—	8,304,017
Net realized gain (loss) on foreign currency contracts	—	117,898,955	—	—	—	117,898,955
Total	$1,408,961	$123,107,714	$(955,225)	$—	$—	$123,561,450
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$907,998	$250,527	$—	$—	$—	$1,158,525
Net change in unrealized appreciation (depreciation) of futures contracts	(4,583,379)	—	—	—	—	(4,583,379)
Net change in unrealized appreciation (depreciation) of written options contracts	(682,474)	(30,658)	—	—	—	(713,132)
Net change in unrealized appreciation (depreciation) of swap contracts	(7,181,778)	—	(670,926)	—	—	(7,852,704)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(89,114,681)	—	—	—	(89,114,681)
Total	$(11,539,633)	$(88,894,812)	$(670,926)	$—	$—	$(101,105,371)

228

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

World Bond Fund – (continued)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options at Notional Amount	$6,912,996,796
Futures Contracts Number of Long Contracts	10,277
Futures Contracts Number of Short Contracts	(8,993)
Written Options at Notional Amount	$(23,077,190)
Swap Contracts at Notional Amount	$39,556,168,094
Foreign Currency Contracts Purchased at Contract Amount	$5,476,041,463
Foreign Currency Contracts Sold at Contract Amount	$7,247,491,066
g)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Emerging Markets Local Debt Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$441,410	$(520,303)
Futures contracts	10,208	(9,320)
Purchased options	46,833	—
Swap contracts	118,450	(136,716)
Written options	—	(28,992)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	616,901	(695,331)
Derivatives not subject to a MNA	(128,658)	146,036
Total gross amount of assets and liabilities subject to MNA or similar agreements	$488,243	$(549,295)

229

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$48,676	$(48,676)	$—	$—	$—
Barclays	43,284	(28,000)	—	—	15,284
BNP Paribas Securities Services	10,989	(3,225)	—	—	7,764
Citibank NA	55,107	(55,107)	—	—	—
Deutsche Bank Securities, Inc.	113,199	(113,199)	—	—	—
Goldman Sachs & Co.	78,163	(78,163)	—	—	—
JP Morgan Chase & Co.	23,341	(20,325)	—	—	3,016
Morgan Stanley	24,035	(24,035)	—	—	—
NatWest Markets Plc	2,029	(2,029)	—	—	—
Nomura International	3,285	—	—	—	3,285
Societe Generale Group	6,600	(449)	—	—	6,151
Standard Chartered Bank	5,554	(3,585)	—	—	1,969
State Street Global Markets LLC	30,214	(545)	—	—	29,669
UBS AG	21,829	(21,829)	—	—	—
Wells Fargo Bank NA	21,938	—	—	—	21,938
Total	$488,243	$(399,167)	$—	$—	$89,076

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(814)	$—	$—	$—	$(814)
Bank of America Securities LLC	(54,658)	48,676	—	—	(5,982)
Barclays	(28,000)	28,000	—	—	—
BNP Paribas Securities Services	(3,225)	3,225	—	—	—
Citibank NA	(59,804)	55,107	—	—	(4,697)
Deutsche Bank Securities, Inc.	(169,793)	113,199	—	—	(56,594)
Goldman Sachs & Co.	(78,715)	78,163	—	—	(552)
JP Morgan Chase & Co.	(20,325)	20,325	—	—	—
Morgan Stanley	(30,416)	24,035	—	6,381	—
NatWest Markets Plc	(2,487)	2,029	—	—	(458)
RBC Dominion Securities, Inc.	(73,070)	—	—	—	(73,070)
Societe Generale Group	(449)	449	—	—	—
Standard Chartered Bank	(3,585)	3,585	—	—	—
State Street Global Markets LLC	(545)	545	—	—	—
UBS AG	(23,409)	21,829	—	—	(1,580)
Total	$(549,295)	$399,167	$—	$6,381	$(143,747)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Floating Rate Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$718,813	$(25,714)
Futures contracts	—	(128,780)
Swap contracts	—	(749,199)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	718,813	(903,693)
Derivatives not subject to a MNA	—	306,546
Total gross amount of assets and liabilities subject to MNA or similar agreements	$718,813	$(597,147)

230

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$355	$(355)	$—	$—	$—
Credit Agricole CIB	12,363	—	—	—	12,363
Deutsche Bank Securities, Inc.	706,095	—	—	—	706,095
Total	$718,813	$(355)	$—	$—	$718,458

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(8,991)	$355	$—	$—	$(8,636)
BNP Paribas Securities Services	(143,372)	—	—	143,372	—
Morgan Stanley	(430,913)	—	—	430,000	(913)
UBS AG	(13,871)	—	—	—	(13,871)
Total	$(597,147)	$355	$—	$573,372	$(23,420)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$60,891	$(11,567)
Futures contracts	—	(24,487)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	60,891	(36,054)
Derivatives not subject to a MNA	—	24,487
Total gross amount of assets and liabilities subject to MNA or similar agreements	$60,891	$(11,567)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$60,891	$—	$—	$—	$60,891
Total	$60,891	$—	$—	$—	$60,891

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(11,567)	$—	$—	$—	$(11,567)
Total	$(11,567)	$—	$—	$—	$(11,567)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Inflation Plus Fund
Derivative Financial Instruments:	Assets	Liabilities
Bond forward contracts	$20,336	$—
Foreign currency contracts	155,691	(140,903)
Futures contracts	161,441	(166,305)
Swap contracts	2,595,273	(55,482)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,932,741	(362,690)
Derivatives not subject to a MNA	(802,643)	166,305
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,130,098	$(196,385)

231

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$1,084,166	$—	$—	$—	$1,084,166
BNP Paribas Securities Services	13,512	(13,512)	—	—	—
Citibank NA	869,905	(54,235)	—	(815,670)	—
Deutsche Bank Securities, Inc.	50,852	—	—	—	50,852
JP Morgan Chase & Co.	40,050	(40,050)	—	—	—
Morgan Stanley	20,336	(1,596)	—	(10,000)	8,740
State Street Global Markets LLC	2,908	(2,908)	—	—	—
UBS AG	15,771	(11,491)	—	—	4,280
Westpac International	32,598	—	—	—	32,598
Total	$2,130,098	$(123,792)	$—	$(825,670)	$1,180,636

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(3,600)	$—	$—	$—	$(3,600)
BNP Paribas Securities Services	(52,411)	13,512	—	—	(38,899)
Citibank NA	(54,235)	54,235	—	—	—
JP Morgan Chase & Co.	(66,211)	40,050	—	—	(26,161)
Morgan Stanley	(1,596)	1,596	—	—	—
State Street Global Markets LLC	(6,841)	2,908	—	—	(3,933)
UBS AG	(11,491)	11,491	—	—	—
Total	$(196,385)	$123,792	$—	$—	$(72,593)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Low Duration High Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$1,039	$—
Futures contracts	93,760	(24,537)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	94,799	(24,537)
Derivatives not subject to a MNA	(93,760)	24,537
Total gross amount of assets and liabilities subject to MNA or similar agreements	$1,039	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$1,039	$—	$—	$—	$1,039
Total	$1,039	$—	$—	$—	$1,039

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Core Fixed Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$236,320	$(66,451)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	236,320	(66,451)
Derivatives not subject to a MNA	(236,320)	66,451
Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

232

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Emerging Markets Multi-Sector Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$278,752	$(278,233)
Swap contracts	2,036	(805)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	280,788	(279,038)
Derivatives not subject to a MNA	—	—
Total gross amount of assets and liabilities subject to MNA or similar agreements	$280,788	$(279,038)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$130,861	$(62,655)	$—	$—	$68,206
Citibank NA	41,960	(33,687)	—	—	8,273
JP Morgan Chase & Co.	54,070	(54,070)	—	—	—
Morgan Stanley	32,153	(32,153)	—	—	—
State Street Global Markets LLC	3,080	—	—	—	3,080
UBS AG	18,664	(18,664)	—	—	—
Total	$280,788	$(201,229)	$—	$—	$79,559

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(62,655)	$62,655	$—	$—	$—
Citibank NA	(33,687)	33,687	—	—	—
JP Morgan Chase & Co.	(64,004)	54,070	—	—	(9,934)
Morgan Stanley	(41,269)	32,153	—	—	(9,116)
UBS AG	(77,423)	18,664	—	—	(58,759)
Total	$(279,038)	$201,229	$—	$—	$(77,809)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Short Duration Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$82,159	$(161,248)
Futures contracts	381,229	(3,138,306)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	463,388	(3,299,554)
Derivatives not subject to a MNA	(381,229)	3,138,306
Total gross amount of assets and liabilities subject to MNA or similar agreements	$82,159	$(161,248)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Deutsche Bank Securities, Inc.	$82,159	$(82,159)	$—	$—	$—
Total	$82,159	$(82,159)	$—	$—	$—

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Deutsche Bank Securities, Inc.	$(161,248)	$82,159	$—	$—	$(79,089)
Total	$(161,248)	$82,159	$—	$—	$(79,089)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

233

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Strategic Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$2,886,173	$(8,224,431)
Futures contracts	13,356,442	(3,630,814)
Swap contracts	10,109,329	(2,542,409)
Written options	—	(6,059,869)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	26,351,944	(20,457,523)
Derivatives not subject to a MNA	(23,465,771)	6,173,223
Total gross amount of assets and liabilities subject to MNA or similar agreements	$2,886,173	$(14,284,300)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$36,793	$(36,793)	$—	$—	$—
Barclays	87,513	(87,513)	—	—	—
Citibank NA	24,515	(24,515)	—	—	—
Deutsche Bank Securities, Inc.	815,834	(815,834)	—	—	—
Goldman Sachs & Co.	112,701	(112,701)	—	—	—
JP Morgan Chase & Co.	1,021,436	(105,547)	—	—	915,889
Morgan Stanley	23,888	(10,072)	—	—	13,816
Societe Generale Group	196,084	—	—	—	196,084
Standard Chartered Bank	67,756	(67,756)	—	—	—
State Street Global Markets LLC	204,782	(204,782)	—	—	—
UBS AG	255,047	—	—	—	255,047
Wells Fargo Bank NA	39,824	—	—	—	39,824
Total	$2,886,173	$(1,465,513)	$—	$—	$1,420,660

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(6,321,570)	$36,793	$4,353,400	$—	$(1,931,377)
Barclays	(118,835)	87,513	—	—	(31,322)
BNP Paribas Securities Services	(188,835)	—	—	—	(188,835)
Citibank NA	(114,286)	24,515	—	—	(89,771)
Commonwealth Bank of Australia	(80)	—	—	—	(80)
Deutsche Bank Securities, Inc.	(4,542,699)	815,834	36,744	—	(3,690,121)
Goldman Sachs & Co.	(597,042)	112,701	279,576	—	(204,765)
JP Morgan Chase & Co.	(105,547)	105,547	—	—	—
Morgan Stanley	(10,072)	10,072	—	—	—
NatWest Markets Plc	(747,276)	—	—	—	(747,276)
Standard Chartered Bank	(871,165)	67,756	—	—	(803,409)
State Street Global Markets LLC	(666,893)	204,782	—	—	(462,111)
Total	$(14,284,300)	$1,465,513	$4,669,720	$—	$(8,149,067)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$81,631	$(2,332,326)
Futures contracts	2,386,511	(2,252,855)
Swap contracts	10,244,747	(3,115,020)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	12,712,889	(7,700,201)
Derivatives not subject to a MNA	(12,631,258)	5,367,875
Total gross amount of assets and liabilities subject to MNA or similar agreements	$81,631	$(2,332,326)

234

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Morgan Stanley	$81,631	$—	$—	$—	$81,631
Total	$81,631	$—	$—	$—	$81,631

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(9,168)	$—	$9,168	$—	$—
Deutsche Bank Securities, Inc.	(1,966,939)	—	—	—	(1,966,939)
Goldman Sachs & Co.	(356,219)	—	—	300,000	(56,219)
Total	$(2,332,326)	$—	$9,168	$300,000	$(2,023,158)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

World Bond Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$123,856,766	$(149,370,617)
Futures contracts	7,028,360	(12,132,399)
Purchased options	12,250,017	—
Swap contracts	11,037,520	(7,758,544)
Written options	—	(1,699,014)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	154,172,663	(170,960,574)
Derivatives not subject to a MNA	(21,619,457)	21,589,957
Total gross amount of assets and liabilities subject to MNA or similar agreements	$132,553,206	$(149,370,617)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Australia and New Zealand Banking Group	$42,610	$(42,610)	$—	$—	$—
Bank of America Securities LLC	8,707,869	(3,277,278)	—	—	5,430,591
Barclays	42,391,560	(42,391,560)	—	—	—
BNP Paribas Securities Services	8,834,872	(8,834,872)	—	—	—
Canadian Imperial Bank of Commerce	230,023	(230,023)	—	—	—
Citibank NA	5,126,150	(5,126,150)	—	—	—
Credit Agricole CIB	373,773	(373,773)	—	—	—
Deutsche Bank Securities, Inc.	21,296,197	(8,739,512)	—	—	12,556,685
Goldman Sachs & Co.	7,060,142	(4,417,853)	—	(1,430,000)	1,212,289
JP Morgan Chase & Co.	10,277,024	(8,418,115)	—	—	1,858,909
Morgan Stanley	10,989,553	(10,028,794)	—	—	960,759
Nomura International	1,189,379	(304,613)	—	—	884,766
RBC Dominion Securities, Inc.	5,488,338	(5,488,338)	—	—	—
Societe Generale Group	117,214	(117,214)	—	—	—
Standard Chartered Bank	224,552	(224,552)	—	—	—
State Street Global Markets LLC	2,142,336	(2,142,336)	—	—	—
Toronto-Dominion Bank	1,339,175	(921,382)	—	—	417,793
UBS AG	5,841,742	(5,841,742)	—	—	—
Wells Fargo Bank NA	305,627	(305,627)	—	—	—
Westpac International	575,070	(318,226)	—	—	256,844
Total	$132,553,206	$(107,544,570)	$—	$(1,430,000)	$23,578,636

235

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Australia and New Zealand Banking Group	$(96,261)	$42,610	$—	$—	$(53,651)
Bank of America Securities LLC	(3,277,278)	3,277,278	—	—	—
Barclays	(42,563,407)	42,391,560	—	—	(171,847)
BNP Paribas Securities Services	(15,637,983)	8,834,872	3,832,000	—	(2,971,111)
Canadian Imperial Bank of Commerce	(9,784,319)	230,023	—	—	(9,554,296)
Citibank NA	(14,979,278)	5,126,150	359,000	—	(9,494,128)
Commonwealth Bank of Australia	(281,099)	—	—	—	(281,099)
Credit Agricole CIB	(467,225)	373,773	—	—	(93,452)
Deutsche Bank Securities, Inc.	(8,739,512)	8,739,512	—	—	—
Goldman Sachs & Co.	(4,417,853)	4,417,853	—	—	—
JP Morgan Chase & Co.	(8,418,115)	8,418,115	—	—	—
Morgan Stanley	(10,028,794)	10,028,794	—	—	—
NatWest Markets Plc	(288,696)	—	—	—	(288,696)
Nomura International	(304,613)	304,613	—	—	—
RBC Dominion Securities, Inc.	(14,345,430)	5,488,338	—	—	(8,857,092)
Societe Generale Group	(1,290,444)	117,214	—	—	(1,173,230)
Standard Chartered Bank	(590,337)	224,552	—	—	(365,785)
State Street Global Markets LLC	(4,391,124)	2,142,336	—	—	(2,248,788)
Toronto-Dominion Bank	(921,382)	921,382	—	—	—
UBS AG	(6,022,201)	5,841,742	—	—	(180,459)
Wells Fargo Bank NA	(2,207,040)	305,627	—	—	(1,901,413)
Westpac International	(318,226)	318,226	—	—	—
Total	$(149,370,617)	$107,544,570	$4,191,000	$—	$(37,635,047)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

236

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.
At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Emerging Markets Local Debt Fund	$20,219,480	$56,943,511
Floating Rate Fund	41,026,361	584,448,414
High Yield Fund	4,041,142	37,038,670
Inflation Plus Fund	13,778,329	72,989,892
Low Duration High Income Fund	8,404,144	91,620,342
Municipal Opportunities Fund	31,964,085	51,566,916
Municipal Short Duration Fund	320,672	427,177
Core Fixed Income Fund*	12,100,755	14,985,587
Emerging Markets Multi-Sector Bond Fund*	12,565,887	6,881,241
Tax-Aware Bond Fund	15,262,520	14,721,007
Short Duration Fund	—	43,601,393
Strategic Income Fund*	142,456,232	327,232,319
Sustainable Municipal Bond Fund	2,915,697	3,031,597
Total Return Bond Fund	137,338,557	152,541,312
World Bond Fund	43,292,280	112,189,904

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Dynamic Bond Fund utilized $2,003,969, Emerging Markets Local Debt Fund utilized $201,807, Floating Rate Fund utilized $10,798,051, High Yield Fund utilized $747,634, Inflation Plus Fund utilized $1,800,948, Low Duration High Income Fund utilized $1,255,535, Municipal Opportunities Fund utilized $2,939,404, Municipal Short Duration Fund utilized $7,054, Emerging Markets Multi-Sector Bond Fund utilized $839,597, Tax-Aware Bond Fund utilized $705,393, Short Duration Fund utilized $1,864,701, Strategic Income Fund utilized $48,501,132, Sustainable Municipal Bond Fund utilized $72,520, Total Return Bond Fund utilized $34,492,374, and World Bond Fund utilized $14,613,122, of prior year capital loss carryforwards.

237

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dynamic Bond Fund	$2,218,932,120	$23,133,273	$(10,551,370)	$12,581,903
Emerging Markets Local Debt Fund	23,462,691	1,301,868	(1,558,374)	(256,506)
Floating Rate Fund	1,062,474,144	9,140,052	(62,868,671)	(53,728,619)
High Yield Fund	427,688,177	6,839,343	(14,669,379)	(7,830,036)
Inflation Plus Fund	321,476,782	3,439,147	(15,833,496)	(12,394,349)
Low Duration High Income Fund	145,819,895	1,641,324	(3,542,223)	(1,900,899)
Municipal Opportunities Fund	1,863,622,113	8,162,201	(55,285,871)	(47,123,670)
Municipal Short Duration Fund	36,062,569	74,049	(536,757)	(462,708)
Core Fixed Income Fund	80,519,475	1,081,458	(1,003,636)	77,822
Emerging Markets Multi-Sector Bond Fund	23,838,748	714,951	(1,018,994)	(304,043)
Tax-Aware Bond Fund	1,118,357,137	3,558,772	(41,967,856)	(38,409,084)
Short Duration Fund	1,927,081,175	23,100,731	(31,167,248)	(8,066,517)
Strategic Income Fund	3,985,091,740	94,731,330	(129,115,209)	(34,383,879)
Sustainable Municipal Bond Fund	78,723,597	215,753	(4,604,487)	(4,388,734)
Total Return Bond Fund	4,953,844,689	48,147,040	(266,503,364)	(218,356,324)
World Bond Fund	3,491,556,654	242,688,546	(247,327,720)	(4,639,174)
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Dynamic Bond Fund, Emerging Markets Local Debt Fund, Floating Rate Fund, High Yield Fund, Inflation Plus Fund, Low Duration High Income Fund, Municipal Opportunities Fund, Municipal Short Duration Fund, Short Duration Fund, Strategic Income Fund, Sustainable Municipal Bond Fund, Total Return Bond Fund, and World Bond Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to each of Core Fixed Income Fund, Emerging Markets Multi-Sector Bond Fund, and Tax-Aware Bond Fund (each a “Schroders Sub-Advised Fund” and collectively, the “Schroders Sub-Advised Funds”), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to each of the Emerging Markets Multi-Sector Bond Fund and Tax-Aware Bond Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Funds, and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Funds. HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays the sub-sub-advisory fees to SIMNA Ltd. out of the sub-advisory fees received from HFMC.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:
Fund	Management Fee Rates
Dynamic Bond Fund	0.5500% on first $1 billion and;
0.5400% over $1 billion
Emerging Markets Local Debt Fund	0.7500% on first $500 million and;
0.7000% on next $500 million and;
0.6900% over $1 billion
Floating Rate Fund	0.6500% on first $500 million and;
0.6000% on next $2 billion and;
0.5900% on next $2.5 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

238

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
High Yield Fund	0.5000% on first $1 billion and;
0.4500% on next $4 billion and;
0.4400% on next $5 billion and;
0.4350% over $10 billion
Inflation Plus Fund	0.3900% on first $500 million and;
0.3800% on next $500 million and;
0.3750% on next $1.5 billion and;
0.3700% on next $2.5 billion and;
0.3675% on next $5 billion and;
0.3650% over $10 billion
Low Duration High Income Fund	0.6000% on first $1 billion and;
0.5500% on next $4 billion and;
0.5300% over $5 billion
Municipal Opportunities Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Municipal Short Duration Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Core Fixed Income Fund	0.3200% on first $500 million and;
0.3000% on next $500 million and;
0.2800% over $1 billion
Emerging Markets Multi-Sector Bond Fund	0.4000% on first $1 billion and;
0.3900% over $1 billion
Tax-Aware Bond Fund	0.4500% on first $1 billion and;
0.4300% on next $4 billion and;
0.4250% on next $5 billion and;
0.4200% over $10 billion
Short Duration Fund	0.4100% on the first $500 million and;
0.3700% on the next $500 million and;
0.3650% on the next $1.5 billion and;
0.3600% on the next $2.5 billion and;
0.3500% on the next $5 billion and;
0.3400% over $10 billion
Strategic Income Fund	0.5500% on first $500 million and;
0.5000% on next $500 million and;
0.4750% on next $1.5 billion and;
0.4650% on next $2.5 billion and;
0.4550% on next $5 billion and;
0.4450% over $10 billion
Sustainable Municipal Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2900% on next $1.5 billion and;
0.2850% on next $2.5 billion and;
0.2800% over $5 billion
Total Return Bond Fund	0.3500% on first $500 million and;
0.3000% on next $500 million and;
0.2600% on next $4 billion and;
0.2500% over $5 billion
World Bond Fund	0.6800% on first $250 million and;
0.6300% on next $250 million and;
0.5800% on next $2 billion and;
0.5300% on next $2.5 billion and;
0.4750% on next $5 billion and;
0.4500% over $10 billion

239

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit the total annual fund operating expenses (exclusive of taxes, interest expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) until February 28, 2026 (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	1.05%	1.85%	0.69%	N/A	N/A	0.70%	0.60%	0.70%	0.60%	N/A
Emerging Markets Local Debt Fund	1.18%	1.93%	0.93%	1.48%	1.18%	0.88%	N/A	0.88%	0.83%	N/A
Floating Rate Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
High Yield Fund	0.95%	1.75%	0.69%	1.27%	0.97%	0.67%	0.55%	0.66%	0.55%	N/A
Inflation Plus Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A
Low Duration High Income Fund	1.00%	1.75%	0.75%	1.32%	1.02%	0.72%	N/A	0.72%	0.65%	N/A
Municipal Short Duration Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Core Fixed Income Fund	N/A	N/A	0.51%	1.06%	0.76%	0.46%	N/A	0.40%	0.36%	0.36%
Emerging Markets Multi-Sector Bond Fund	0.90%	1.70%	0.60%	1.17%	0.87%	0.57%	N/A	0.55%	0.45%	0.45%
Tax-Aware Bond Fund	0.71%	1.59%	0.49%	N/A	N/A	N/A	N/A	0.56%	0.46%	0.46%
Short Duration Fund(1)	1.00%	1.75%	0.75%	N/A	N/A	N/A	N/A	0.75%	N/A	N/A
Sustainable Municipal Bond Fund	0.69%	1.44%	0.46%	N/A	N/A	N/A	N/A	N/A	0.39%	N/A
Total Return Bond Fund(1)	1.00%	1.75%	0.75%	1.25%	1.00%	0.85%	N/A	0.75%	N/A	N/A

(1)
Expense limitation arrangements described above for certain classes of shares of each of Floating Rate Fund, Inflation Plus Fund, Short Duration Fund and Total Return
Bond Fund extend beyond February 28, 2026. Please see the Funds’ statement of additional information for more information.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Dynamic Bond Fund	$174,210	$3,699
Emerging Markets Local Debt Fund	98	—
Floating Rate Fund	63,976	3,499
High Yield Fund	148,435	2,571
Inflation Plus Fund	7,390	370
Low Duration High Income Fund	7,667	101
Municipal Opportunities Fund	205,274	1,834
Municipal Short Duration Fund	13,395	—
Emerging Markets Multi-Sector Bond Fund	18	—
Tax-Aware Bond Fund	60,396	5,690
Short Duration Fund	176,429	27,391
Strategic Income Fund	166,109	5,541
Sustainable Municipal Bond Fund	5,491	—
Total Return Bond Fund	418,217	9,946
World Bond Fund	74,960	2,906

240

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
Effective February 28, 2025, HASCO has contractually agreed to waive its transfer agency fee and/or reimburse transfer agency-related expenses to the extent necessary to limit the transfer agency fee for the share classes of the Funds listed below until February 28, 2026, unless the applicable Board of Directors approves its earlier termination, as follows:
Fund	Class A	Class I
Inflation Plus Fund	0.125%	N/A
Short Duration Fund	0.098%	0.075%
Strategic Income Fund	N/A	0.108%
Total Return Bond Fund	N/A	0.065%

241

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for the share classes of the Funds listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class A	Class I
Inflation Plus Fund	0.130%	N/A
Short Duration Fund	0.090%	0.068%
Strategic Income Fund	N/A	0.094%
Total Return Bond Fund	N/A	0.064%

Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	0.07%	0.10%	0.10%	N/A	N/A	0.12%	0.00%*	0.09%	0.00%*	N/A
Emerging Markets Local Debt Fund	0.16%	0.25%	0.11%	0.22%	0.16%	0.12%	N/A	0.08%	0.00%*	N/A
Floating Rate Fund	0.11%	0.12%	0.10%	0.22%	0.17%	0.12%	N/A	0.10%	0.00%*	N/A
High Yield Fund	0.16%	0.15%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
Inflation Plus Fund	0.13%	0.16%	0.14%	0.22%	0.17%	0.10%	N/A	0.11%	0.00%*	N/A
Low Duration High Income Fund	0.12%	0.14%	0.07%	0.15%	0.17%	0.10%	N/A	0.11%	0.00%*	N/A
Municipal Opportunities Fund	0.06%	0.10%	0.12%	N/A	N/A	N/A	N/A	0.10%	0.00%*	N/A
Municipal Short Duration Fund	0.06%	0.21%	0.11%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Core Fixed Income Fund	N/A	N/A	0.13%	0.22%	0.16%	0.12%	N/A	0.07%	0.00%*	0.00%*
Emerging Markets Multi-Sector Bond Fund	0.21%	0.25%	0.11%	0.22%	0.16%	0.12%	N/A	0.06%	0.00%*	0.00%*
Tax-Aware Bond Fund	0.07%	0.12%	0.11%	N/A	N/A	N/A	N/A	0.11%	0.00%*	0.00%*
Short Duration Fund	0.09%	0.11%	0.07%	0.20%	0.07%	0.12%	0.00%*	0.07%	0.00%*	N/A
Strategic Income Fund	0.12%	0.09%	0.09%	0.22%	0.17%	0.10%	0.00%*	0.11%	0.00%*	N/A
Sustainable Municipal Bond Fund	0.07%	0.16%	0.16%	N/A	N/A	N/A	N/A	N/A	0.00%*	N/A
Total Return Bond Fund	0.11%	0.25%	0.06%	0.22%	0.17%	0.12%	0.00%*	0.06%	0.00%*	N/A
World Bond Fund	0.14%	0.13%	0.10%	0.22%	0.17%	0.11%	0.00%*	0.11%	0.00%*	N/A

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of the Floating Rate Fund and the High Yield Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.

242

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Dynamic Bond Fund	$5,638,934	$5,898,023	$—
Emerging Markets Local Debt Fund	—	—	—
Inflation Plus Fund	—	—	—
Low Duration High Income Fund	—	—	—
Municipal Opportunities Fund	—	—	—
Municipal Short Duration Fund	—	—	—
Core Fixed Income Fund	—	—	—
Emerging Markets Multi-Sector Bond Fund	—	—	—
Tax-Aware Bond Fund	—	—	—
Short Duration Fund	—	—	—
Strategic Income Fund	—	—	—
Sustainable Municipal Bond Fund	—	—	—
Total Return Bond Fund	—	—	—
World Bond Fund	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	100%	55%	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	100%	100%	100%	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	1%	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*	N/A
Core Fixed Income Fund	N/A	N/A	1%	100%	100%	100%	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	29%	100%	100%	N/A	0%*	52%	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	5%	—	—
Short Duration Fund	—	—	—	—	—	0%*	1%	—	—	N/A

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Dynamic Bond Fund	—	—	—	N/A	N/A	0%*	0%*	—	0%*	N/A
Emerging Markets Local Debt Fund	—	—	—	0%*	0%*	0%*	N/A	—	—	N/A
High Yield Fund	—	—	—	—	—	—	0%*	—	—	N/A
Inflation Plus Fund	—	—	—	0%*	—	—	N/A	—	—	N/A
Municipal Short Duration Fund	—	—	—	N/A	N/A	N/A	N/A	N/A	0%*	N/A
Core Fixed Income Fund	N/A	N/A	0%*	0%*	0%*	0%*	N/A	—	0%*	—
Emerging Markets Multi-Sector Bond Fund	—	—	—	0%*	0%*	0%*	N/A	0%*	0%*	0%*
Tax-Aware Bond Fund	—	—	—	N/A	N/A	N/A	N/A	0%*	—	—
Short Duration Fund	—	—	—	—	—	0%*	0%*	—	—	N/A

*	Percentage rounds to zero.

243

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

As of April 30, 2025, affiliated funds of funds and the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Funds identified below. Therefore, these Funds may experience relatively large purchases or redemptions of their shares as a result of purchase and sale activity from these affiliated funds of funds and the 529 plan. Affiliated funds of funds and the 529 plan owned shares in the Funds listed below as follows:
Fund	Percentage of Fund*
High Yield Fund	2%
Inflation Plus Fund	29%
Core Fixed Income Fund	68%
Strategic Income Fund	2%
Total Return Bond Fund	1%
World Bond Fund	3%

*	As of April 30, 2025, affiliated funds of funds and the 529 plan was invested in Class F shares.
10.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Dynamic Bond Fund	$1,704,236,790	$1,376,969,057	$4,921,929,826	$4,065,950,821	$6,626,166,616	$5,442,919,878
Emerging Markets Local Debt Fund	12,526,673	18,872,787	271,455	—	12,798,128	18,872,787
Floating Rate Fund	210,616,743	338,447,499	—	—	210,616,743	338,447,499
High Yield Fund	92,697,760	93,142,273	—	—	92,697,760	93,142,273
Inflation Plus Fund	18,410,357	26,062,736	15,692,649	36,377,572	34,103,006	62,440,308
Low Duration High Income Fund	35,168,592	28,273,627	95,000	6,637,038	35,263,592	34,910,665
Municipal Opportunities Fund	316,425,842	337,815,545	—	30,000	316,425,842	337,845,545
Municipal Short Duration Fund	3,361,836	4,388,514	—	—	3,361,836	4,388,514
Core Fixed Income Fund	22,121,168	28,540,712	40,648,318	40,927,960	62,769,486	69,468,672
Emerging Markets Multi-Sector Bond Fund	16,276,545	15,097,287	—	—	16,276,545	15,097,287
Tax-Aware Bond Fund	208,873,070	378,241,607	199,266,307	179,954,539	408,139,377	558,196,146
Short Duration Fund	376,093,694	468,870,350	376,542,321	167,774,533	752,636,015	636,644,883
Strategic Income Fund	1,621,123,495	878,951,847	467,302,506	420,840,867	2,088,426,001	1,299,792,714
Sustainable Municipal Bond Fund	7,666,200	16,912,288	—	—	7,666,200	16,912,288
Total Return Bond Fund	698,363,988	843,098,790	1,011,491,886	496,921,487	1,709,855,874	1,340,020,277
World Bond Fund	1,461,381,217	1,271,316,867	47,477,883	100,445,151	1,508,859,100	1,371,762,018
11.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Dynamic Bond Fund
Class A
Shares Sold	3,068,871	$31,318,856	2,883,844	$29,622,066
Shares Issued for Reinvested Dividends	116,775	1,194,106	42,619	437,205
Shares Redeemed	(587,094)	(5,981,464)	(336,125)	(3,426,477)
Net Increase (Decrease)	2,598,552	26,531,498	2,590,338	26,632,794
Class C
Shares Sold	467,244	$4,775,071	987,495	$10,095,842
Shares Issued for Reinvested Dividends	29,299	299,470	17,414	178,046
Shares Redeemed	(127,841)	(1,300,047)	(149,136)	(1,512,397)
Net Increase (Decrease)	368,702	3,774,494	855,773	8,761,491

244

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	94,275,915	$961,658,493	110,580,307	$1,129,628,599
Shares Issued for Reinvested Dividends	4,089,266	41,767,317	2,195,694	22,477,449
Shares Redeemed	(25,597,319)	(261,143,556)	(12,046,845)	(123,450,361)
Net Increase (Decrease)	72,767,862	742,282,254	100,729,156	1,028,655,687
Class R5
Shares Issued for Reinvested Dividends	307	$3,129	2,513	$25,420
Shares Redeemed	—	—	(99,577)	(1,007,723)
Net Increase (Decrease)	307	3,129	(97,064)	(982,303)
Class R6
Shares Sold	318	$3,236	8,012	$81,431
Shares Issued for Reinvested Dividends	564	5,753	2,799	28,316
Shares Redeemed	(27)	(272)	(99,945)	(1,010,446)
Net Increase (Decrease)	855	8,717	(89,134)	(900,699)
Class Y
Shares Sold	2,363,710	$24,218,199	5,013,951	$51,131,661
Shares Issued for Reinvested Dividends	142,072	1,450,263	104,537	1,065,834
Shares Redeemed	(915,158)	(9,346,654)	(1,902,887)	(19,371,924)
Net Increase (Decrease)	1,590,624	16,321,808	3,215,601	32,825,571
Class F
Shares Sold	19,681,021	$200,351,313	8,382,416	$86,652,357
Shares Issued for Reinvested Dividends	482,255	4,916,021	76,795	785,375
Shares Redeemed	(2,175,755)	(22,134,620)	(4,796,621)	(48,261,706)
Net Increase (Decrease)	17,987,521	183,132,714	3,662,590	39,176,026
Total Net Increase (Decrease)	95,314,423	$972,054,614	110,867,260	$1,134,168,567
Emerging Markets Local Debt Fund
Class A
Shares Sold	300,653	$1,385,710	644,533	$3,023,551
Shares Issued for Reinvested Dividends	36,394	166,736	50,460	236,655
Shares Redeemed	(89,124)	(405,711)	(138,222)	(649,722)
Net Increase (Decrease)	247,923	1,146,735	556,771	2,610,484
Class C
Shares Sold	4,099	$19,001	637	$3,000
Shares Issued for Reinvested Dividends	1,446	6,658	4,518	21,238
Shares Redeemed	(31,126)	(144,507)	(33,053)	(156,673)
Net Increase (Decrease)	(25,581)	(118,848)	(27,898)	(132,435)
Class I
Shares Sold	75,666	$343,442	690,485	$3,246,652
Shares Issued for Reinvested Dividends	24,692	111,704	58,749	273,917
Shares Redeemed	(300,292)	(1,352,994)	(1,276,052)	(5,932,599)
Net Increase (Decrease)	(199,934)	(897,848)	(526,818)	(2,412,030)
Class R3
Shares Issued for Reinvested Dividends	52	$238	111	$523
Net Increase (Decrease)	52	238	111	523
Class R4
Shares Sold	—	$—	1	$—
Shares Issued for Reinvested Dividends	62	286	121	567
Net Increase (Decrease)	62	286	122	567
Class R5
Shares Issued for Reinvested Dividends	84	$361	146	$649
Net Increase (Decrease)	84	361	146	649
Class Y
Shares Sold	17,423	$77,600	806,329	$3,729,214
Shares Issued for Reinvested Dividends	63,425	284,558	202,737	938,296
Shares Redeemed	(572,121)	(2,572,235)	(1,604,495)	(7,371,921)
Net Increase (Decrease)	(491,273)	(2,210,077)	(595,429)	(2,704,411)

245

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	62,316	$283,284	50,932	$237,807
Shares Issued for Reinvested Dividends	26,741	121,002	48,256	225,190
Shares Redeemed	(69,112)	(313,013)	(173,213)	(807,985)
Net Increase (Decrease)	19,945	91,273	(74,025)	(344,988)
Total Net Increase (Decrease)	(448,722)	$(1,987,880)	(667,020)	$(2,981,641)
Floating Rate Fund
Class A
Shares Sold	2,052,741	$16,091,855	3,669,084	$28,917,726
Shares Issued for Reinvested Dividends	2,052,411	16,080,664	5,146,092	40,545,283
Shares Redeemed	(6,840,873)	(53,613,114)	(17,518,202)	(137,955,301)
Net Increase (Decrease)	(2,735,721)	(21,440,595)	(8,703,026)	(68,492,292)
Class C
Shares Sold	414,802	$3,297,918	650,654	$5,182,389
Shares Issued for Reinvested Dividends	141,159	1,120,087	384,421	3,065,999
Shares Redeemed	(1,217,581)	(9,641,542)	(2,724,901)	(21,715,699)
Net Increase (Decrease)	(661,620)	(5,223,537)	(1,689,826)	(13,467,311)
Class I
Shares Sold	7,567,772	$58,770,425	26,850,755	$209,408,192
Shares Issued for Reinvested Dividends	1,867,923	14,456,599	4,472,768	34,858,658
Shares Redeemed	(20,309,083)	(156,358,134)	(30,962,049)	(241,359,096)
Net Increase (Decrease)	(10,873,388)	(83,131,110)	361,474	2,907,754
Class R3
Shares Sold	5,219	$41,374	16,157	$128,467
Shares Issued for Reinvested Dividends	8,429	66,710	24,902	197,925
Shares Redeemed	(140,873)	(1,122,275)	(19,909)	(158,341)
Net Increase (Decrease)	(127,225)	(1,014,191)	21,150	168,051
Class R4
Shares Sold	14,443	$112,514	55,738	$436,937
Shares Issued for Reinvested Dividends	7,729	60,494	19,661	154,733
Shares Redeemed	(39,529)	(311,331)	(62,866)	(493,558)
Net Increase (Decrease)	(17,357)	(138,323)	12,533	98,112
Class R5
Shares Sold	2,542	$19,697	51,597	$402,067
Shares Issued for Reinvested Dividends	5,593	43,323	14,208	110,844
Shares Redeemed	(5,285)	(40,690)	(104,553)	(816,458)
Net Increase (Decrease)	2,850	22,330	(38,748)	(303,547)
Class Y
Shares Sold	962,827	$7,466,251	2,178,866	$16,926,708
Shares Issued for Reinvested Dividends	174,923	1,348,988	402,742	3,127,212
Shares Redeemed	(1,395,247)	(10,772,476)	(3,274,823)	(25,375,593)
Net Increase (Decrease)	(257,497)	(1,957,237)	(693,215)	(5,321,673)
Class F
Shares Sold	427,434	$3,302,707	1,079,200	$8,373,809
Shares Issued for Reinvested Dividends	190,534	1,467,274	537,020	4,165,065
Shares Redeemed	(2,757,169)	(21,174,835)	(6,180,718)	(47,926,247)
Net Increase (Decrease)	(2,139,201)	(16,404,854)	(4,564,498)	(35,387,373)
Total Net Increase (Decrease)	(16,809,159)	$(129,287,517)	(15,294,156)	$(119,798,279)
High Yield Fund
Class A
Shares Sold	2,403,945	$16,833,179	5,282,797	$36,463,536
Shares Issued for Reinvested Dividends	1,027,471	7,193,619	1,946,388	13,493,459
Shares Redeemed	(3,235,946)	(22,612,701)	(6,524,766)	(45,029,453)
Net Increase (Decrease)	195,470	1,414,097	704,419	4,927,542

246

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class C
Shares Sold	40,961	$287,498	197,784	$1,357,177
Shares Issued for Reinvested Dividends	31,996	223,430	70,339	486,134
Shares Redeemed	(228,619)	(1,590,646)	(560,239)	(3,855,449)
Net Increase (Decrease)	(155,662)	(1,079,718)	(292,116)	(2,012,138)
Class I
Shares Sold	895,147	$6,223,138	2,704,533	$18,602,211
Shares Issued for Reinvested Dividends	154,409	1,073,783	305,145	2,104,124
Shares Redeemed	(896,976)	(6,234,704)	(2,537,075)	(17,577,584)
Net Increase (Decrease)	152,580	1,062,217	472,603	3,128,751
Class R3
Shares Sold	12,658	$88,838	28,400	$196,357
Shares Issued for Reinvested Dividends	5,260	36,850	11,313	78,463
Shares Redeemed	(45,766)	(321,670)	(58,154)	(398,809)
Net Increase (Decrease)	(27,848)	(195,982)	(18,441)	(123,989)
Class R4
Shares Sold	3,789	$26,638	20,041	$137,325
Shares Issued for Reinvested Dividends	2,905	20,419	8,122	56,410
Shares Redeemed	(87,334)	(613,337)	(13,044)	(90,278)
Net Increase (Decrease)	(80,640)	(566,280)	15,119	103,457
Class R5
Shares Sold	9,857	$67,238	10,304	$70,205
Shares Issued for Reinvested Dividends	2,365	16,380	5,863	40,202
Shares Redeemed	(37,548)	(260,722)	(20,704)	(141,626)
Net Increase (Decrease)	(25,326)	(177,104)	(4,537)	(31,219)
Class R6
Shares Sold	4,667	$31,910	177,195	$1,187,018
Shares Issued for Reinvested Dividends	4,222	28,846	8,395	56,991
Shares Redeemed	(19,885)	(134,363)	(60,315)	(408,540)
Net Increase (Decrease)	(10,996)	(73,607)	125,275	835,469
Class Y
Shares Sold	237,959	$1,643,178	863,240	$5,776,030
Shares Issued for Reinvested Dividends	4,956	34,053	12,674	85,976
Shares Redeemed	(261,616)	(1,807,005)	(1,188,443)	(8,024,147)
Net Increase (Decrease)	(18,701)	(129,774)	(312,529)	(2,162,141)
Class F
Shares Sold	2,268,691	$15,663,618	5,658,821	$38,655,325
Shares Issued for Reinvested Dividends	657,888	4,540,970	1,149,251	7,875,368
Shares Redeemed	(2,241,367)	(15,420,053)	(3,992,577)	(27,269,041)
Net Increase (Decrease)	685,212	4,784,535	2,815,495	19,261,652
Total Net Increase (Decrease)	714,089	$5,038,384	3,505,288	$23,927,384
Inflation Plus Fund
Class A
Shares Sold	344,298	$3,469,224	485,406	$4,779,239
Shares Issued for Reinvested Dividends	175,769	1,771,379	396,330	3,899,240
Shares Redeemed	(1,431,670)	(14,331,249)	(3,820,536)	(37,887,495)
Net Increase (Decrease)	(911,603)	(9,090,646)	(2,938,800)	(29,209,016)
Class C
Shares Sold	37,819	$365,400	82,745	$792,729
Shares Issued for Reinvested Dividends	7,103	68,696	20,140	189,691
Shares Redeemed	(207,946)	(1,998,135)	(487,689)	(4,622,893)
Net Increase (Decrease)	(163,024)	(1,564,039)	(384,804)	(3,640,473)
Class I
Shares Sold	264,816	$2,722,914	920,547	$9,253,234
Shares Issued for Reinvested Dividends	31,432	324,340	89,672	903,937
Shares Redeemed	(796,680)	(8,121,658)	(1,929,896)	(19,606,769)
Net Increase (Decrease)	(500,432)	(5,074,404)	(919,677)	(9,449,598)

247

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	180,813	$1,765,869	445,187	$4,311,094
Shares Issued for Reinvested Dividends	28,712	282,570	66,183	635,054
Shares Redeemed	(471,582)	(4,613,202)	(687,696)	(6,651,971)
Net Increase (Decrease)	(262,057)	(2,564,763)	(176,326)	(1,705,823)
Class R4
Shares Sold	70,133	$705,371	137,920	$1,364,320
Shares Issued for Reinvested Dividends	5,308	53,578	10,593	104,372
Shares Redeemed	(70,784)	(711,990)	(112,317)	(1,120,909)
Net Increase (Decrease)	4,657	46,959	36,196	347,783
Class R5
Shares Sold	229,963	$2,362,969	264,010	$2,691,516
Shares Issued for Reinvested Dividends	7,855	80,838	8,375	84,150
Shares Redeemed	(85,720)	(880,798)	(106,388)	(1,088,111)
Net Increase (Decrease)	152,098	1,563,009	165,997	1,687,555
Class Y
Shares Sold	452,361	$4,692,373	59,104	$601,908
Shares Issued for Reinvested Dividends	26,197	271,368	49,435	499,867
Shares Redeemed	(155,839)	(1,601,504)	(299,703)	(3,049,170)
Net Increase (Decrease)	322,719	3,362,237	(191,164)	(1,947,395)
Class F
Shares Sold	1,675,935	$17,252,756	3,257,517	$33,154,108
Shares Issued for Reinvested Dividends	171,676	1,772,262	344,805	3,478,008
Shares Redeemed	(2,285,240)	(23,488,331)	(4,964,688)	(50,399,516)
Net Increase (Decrease)	(437,629)	(4,463,313)	(1,362,366)	(13,767,400)
Total Net Increase (Decrease)	(1,795,271)	$(17,784,960)	(5,770,944)	$(57,684,367)
Low Duration High Income Fund
Class A
Shares Sold	611,447	$5,487,793	657,855	$5,885,024
Shares Issued for Reinvested Dividends	206,982	1,859,352	494,112	4,423,877
Shares Redeemed	(611,687)	(5,488,195)	(2,095,535)	(18,762,582)
Net Increase (Decrease)	206,742	1,858,950	(943,568)	(8,453,681)
Class C
Shares Sold	28,963	$263,508	84,513	$765,727
Shares Issued for Reinvested Dividends	21,128	191,985	65,874	596,304
Shares Redeemed	(307,492)	(2,790,342)	(454,904)	(4,120,506)
Net Increase (Decrease)	(257,401)	(2,334,849)	(304,517)	(2,758,475)
Class I
Shares Sold	931,649	$8,246,027	2,452,360	$21,668,148
Shares Issued for Reinvested Dividends	209,401	1,857,463	842,013	7,464,676
Shares Redeemed	(968,166)	(8,578,175)	(16,159,531)	(143,250,893)
Net Increase (Decrease)	172,884	1,525,315	(12,865,158)	(114,118,069)
Class R3
Shares Sold	8,251	$74,665	15,183	$136,582
Shares Issued for Reinvested Dividends	289	2,604	193	1,741
Shares Redeemed	(3,851)	(34,703)	(11,208)	(101,006)
Net Increase (Decrease)	4,689	42,566	4,168	37,317
Class R4
Shares Sold	168	$1,507	1,746	$15,596
Shares Issued for Reinvested Dividends	220	1,978	546	4,883
Shares Redeemed	(3,747)	(33,673)	(31,464)	(282,547)
Net Increase (Decrease)	(3,359)	(30,188)	(29,172)	(262,068)
Class R5
Shares Sold	122,637	$1,075,706	139,987	$1,236,813
Shares Issued for Reinvested Dividends	34,719	307,460	85,937	760,514
Shares Redeemed	(36,774)	(325,078)	(419,782)	(3,719,509)
Net Increase (Decrease)	120,582	1,058,088	(193,858)	(1,722,182)

248

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class Y
Shares Sold	97,007	$858,434	315,375	$2,795,444
Shares Issued for Reinvested Dividends	17,312	153,479	105,164	932,693
Shares Redeemed	(80,026)	(706,996)	(2,635,690)	(23,351,814)
Net Increase (Decrease)	34,293	304,917	(2,215,151)	(19,623,677)
Class F
Shares Sold	122,136	$1,083,709	160,318	$1,421,885
Shares Issued for Reinvested Dividends	69,059	612,393	160,444	1,422,671
Shares Redeemed	(176,419)	(1,562,111)	(713,091)	(6,324,746)
Net Increase (Decrease)	14,776	133,991	(392,329)	(3,480,190)
Total Net Increase (Decrease)	293,206	$2,558,790	(16,939,585)	$(150,381,025)
Municipal Opportunities Fund
Class A
Shares Sold	4,414,925	$36,674,202	9,212,706	$76,705,596
Shares Issued for Reinvested Dividends	723,264	6,020,167	1,383,685	11,527,879
Shares Redeemed	(5,340,288)	(44,334,110)	(9,572,946)	(79,411,947)
Net Increase (Decrease)	(202,099)	(1,639,741)	1,023,445	8,821,528
Class C
Shares Sold	77,131	$641,718	210,900	$1,762,873
Shares Issued for Reinvested Dividends	20,455	170,543	51,319	427,821
Shares Redeemed	(600,466)	(4,996,353)	(984,738)	(8,187,374)
Net Increase (Decrease)	(502,880)	(4,184,092)	(722,519)	(5,996,680)
Class I
Shares Sold	20,333,215	$168,945,751	38,806,417	$322,244,172
Shares Issued for Reinvested Dividends	1,925,564	16,032,681	3,619,506	30,163,241
Shares Redeemed	(30,996,447)	(256,589,549)	(34,026,505)	(282,188,243)
Net Increase (Decrease)	(8,737,668)	(71,611,117)	8,399,418	70,219,170
Class Y
Shares Sold	202,337	$1,670,717	1,043,910	$8,627,474
Shares Issued for Reinvested Dividends	32,955	274,331	62,746	522,661
Shares Redeemed	(252,652)	(2,096,198)	(447,721)	(3,725,041)
Net Increase (Decrease)	(17,360)	(151,150)	658,935	5,425,094
Class F
Shares Sold	10,020,487	$83,093,215	21,162,345	$175,727,221
Shares Issued for Reinvested Dividends	850,633	7,070,957	1,430,885	11,907,119
Shares Redeemed	(6,611,958)	(54,707,833)	(12,217,041)	(101,328,917)
Net Increase (Decrease)	4,259,162	35,456,339	10,376,189	86,305,423
Total Net Increase (Decrease)	(5,200,845)	$(42,129,761)	19,735,468	$164,774,535
Municipal Short Duration Fund
Class A
Shares Sold	592,026	$5,864,870	553,511	$5,437,312
Shares Issued for Reinvested Dividends	33,543	332,713	52,892	521,263
Shares Redeemed	(446,412)	(4,425,233)	(823,696)	(8,102,476)
Net Increase (Decrease)	179,157	1,772,350	(217,293)	(2,143,901)
Class C
Shares Sold	—	$—	8,437	$82,854
Shares Issued for Reinvested Dividends	196	1,948	361	3,559
Shares Redeemed	(4,613)	(45,847)	(31,817)	(312,041)
Net Increase (Decrease)	(4,417)	(43,899)	(23,019)	(225,628)
Class I
Shares Sold	15,415	$152,348	41,129	$403,068
Shares Issued for Reinvested Dividends	5,343	52,756	9,115	89,434
Shares Redeemed	(25,638)	(253,871)	(116,877)	(1,144,705)
Net Increase (Decrease)	(4,880)	(48,767)	(66,633)	(652,203)

249

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	79,744	$788,322	162,611	$1,587,236
Shares Issued for Reinvested Dividends	8,492	83,862	15,339	150,553
Shares Redeemed	(109,439)	(1,082,946)	(336,918)	(3,308,723)
Net Increase (Decrease)	(21,203)	(210,762)	(158,968)	(1,570,934)
Total Net Increase (Decrease)	148,657	$1,468,922	(465,913)	$(4,592,666)
Core Fixed Income Fund
Class I
Shares Sold	66,455	$563,561	171,589	$1,449,302
Shares Issued for Reinvested Dividends	4,095	34,944	10,186	87,284
Shares Redeemed	(59,314)	(507,977)	(135,864)	(1,162,224)
Net Increase (Decrease)	11,236	90,528	45,911	374,362
Class R3
Shares Issued for Reinvested Dividends	20	$177	42	$362
Net Increase (Decrease)	20	177	42	362
Class R4
Shares Issued for Reinvested Dividends	23	$195	46	$395
Net Increase (Decrease)	23	195	46	395
Class R5
Shares Issued for Reinvested Dividends	25	$213	50	$429
Net Increase (Decrease)	25	213	50	429
Class Y
Shares Sold	77,953	$669,916	169,682	$1,460,734
Shares Issued for Reinvested Dividends	13,780	117,377	26,596	227,493
Shares Redeemed	(56,081)	(480,436)	(166,871)	(1,423,512)
Net Increase (Decrease)	35,652	306,857	29,407	264,715
Class F
Shares Sold	1,849,512	$15,751,603	1,833,189	$15,854,279
Shares Issued for Reinvested Dividends	165,097	1,406,534	361,457	3,093,056
Shares Redeemed	(3,393,320)	(28,633,357)	(2,711,094)	(23,006,740)
Net Increase (Decrease)	(1,378,711)	(11,475,220)	(516,448)	(4,059,405)
Class SDR
Shares Sold	384,852	$3,283,094	2,350,852	$19,685,978
Shares Issued for Reinvested Dividends	746	6,345	51,701	442,945
Shares Redeemed	(10,202)	(86,648)	(11,553,849)	(97,722,446)
Net Increase (Decrease)	375,396	3,202,791	(9,151,296)	(77,593,523)
Total Net Increase (Decrease)	(956,359)	$(7,874,459)	(9,592,288)	$(81,012,665)
Emerging Markets Multi-Sector Bond Fund
Class A
Shares Sold	34,985	$249,109	53,340	$378,660
Shares Issued for Reinvested Dividends	7,180	50,162	12,335	86,655
Shares Redeemed	(4,788)	(34,081)	(57,427)	(400,429)
Net Increase (Decrease)	37,377	265,190	8,248	64,886
Class C
Shares Sold	—	$—	3,116	$21,474
Shares Issued for Reinvested Dividends	272	1,895	717	5,026
Shares Redeemed	(1,393)	(9,567)	(16,038)	(112,603)
Net Increase (Decrease)	(1,121)	(7,672)	(12,205)	(86,103)
Class I
Shares Sold	1,420	$10,000	51,458	$361,444
Shares Issued for Reinvested Dividends	10,406	72,478	27,374	191,765
Shares Redeemed	(97,236)	(686,815)	(219,858)	(1,545,568)
Net Increase (Decrease)	(85,410)	(604,337)	(141,026)	(992,359)

250

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	50	$355	322	$2,252
Shares Issued for Reinvested Dividends	191	1,334	300	2,110
Shares Redeemed	(7)	(48)	(11)	(76)
Net Increase (Decrease)	234	1,641	611	4,286
Class R4
Shares Issued for Reinvested Dividends	60	$413	96	$682
Net Increase (Decrease)	60	413	96	682
Class R5
Shares Issued for Reinvested Dividends	63	$438	103	$726
Net Increase (Decrease)	63	438	103	726
Class Y
Shares Sold	—	$—	9,615	$67,305
Shares Issued for Reinvested Dividends	17,992	125,322	29,706	208,342
Shares Redeemed	(2,880)	(20,534)	(5,875)	(42,408)
Net Increase (Decrease)	15,112	104,788	33,446	233,239
Class F
Shares Issued for Reinvested Dividends	155	$994	252	$1,638
Net Increase (Decrease)	155	994	252	1,638
Class SDR
Shares Sold	36,752	$260,335	99,372	$692,440
Shares Issued for Reinvested Dividends	95,830	667,518	156,674	1,098,938
Shares Redeemed	(66,823)	(469,763)	(47,183)	(327,974)
Net Increase (Decrease)	65,759	458,090	208,863	1,463,404
Total Net Increase (Decrease)	32,229	$219,545	98,388	$690,399
Tax-Aware Bond Fund
Class A
Shares Sold	1,676,818	$17,016,207	4,945,380	$50,348,752
Shares Issued for Reinvested Dividends	166,913	1,683,579	298,658	3,038,590
Shares Redeemed	(1,638,153)	(16,395,491)	(1,973,470)	(20,064,552)
Net Increase (Decrease)	205,578	2,304,295	3,270,568	33,322,790
Class C
Shares Sold	157,561	$1,606,570	746,816	$7,666,973
Shares Issued for Reinvested Dividends	12,395	125,650	21,412	218,713
Shares Redeemed	(162,170)	(1,645,819)	(173,062)	(1,764,227)
Net Increase (Decrease)	7,786	86,401	595,166	6,121,459
Class I
Shares Sold	14,905,223	$150,871,179	56,637,775	$575,242,421
Shares Issued for Reinvested Dividends	1,312,716	13,233,732	2,583,639	26,286,615
Shares Redeemed	(31,968,364)	(320,481,559)	(38,365,213)	(389,759,757)
Net Increase (Decrease)	(15,750,425)	(156,376,648)	20,856,201	211,769,279
Class Y
Shares Issued for Reinvested Dividends	377	$3,800	776	$7,895
Shares Redeemed	—	—	(6,559)	(67,095)
Net Increase (Decrease)	377	3,800	(5,783)	(59,200)
Class F
Shares Sold	4,007,526	$40,560,166	13,476,832	$137,115,774
Shares Issued for Reinvested Dividends	516,636	5,204,579	825,935	8,408,922
Shares Redeemed	(5,401,884)	(54,110,480)	(5,420,016)	(55,019,824)
Net Increase (Decrease)	(877,722)	(8,345,735)	8,882,751	90,504,872
Class SDR
Shares Sold	302,608	$3,097,489	470,090	$4,815,648
Shares Issued for Reinvested Dividends	46,300	466,156	91,827	933,777
Shares Redeemed	(663,547)	(6,782,714)	(1,125,076)	(11,495,912)
Net Increase (Decrease)	(314,639)	(3,219,069)	(563,159)	(5,746,487)
Total Net Increase (Decrease)	(16,729,045)	$(165,546,956)	33,035,744	$335,912,713

251

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Short Duration Fund
Class A
Shares Sold	8,807,264	$85,663,395	16,976,712	$162,712,078
Shares Issued for Reinvested Dividends	1,545,009	15,054,467	3,213,416	30,876,322
Shares Redeemed	(11,241,848)	(109,301,968)	(29,842,003)	(285,830,826)
Net Increase (Decrease)	(889,575)	(8,584,106)	(9,651,875)	(92,242,426)
Class C
Shares Sold	369,068	$3,589,069	1,202,308	$11,576,548
Shares Issued for Reinvested Dividends	49,958	486,834	101,518	975,881
Shares Redeemed	(570,487)	(5,550,367)	(1,511,629)	(14,496,789)
Net Increase (Decrease)	(151,461)	(1,474,464)	(207,803)	(1,944,360)
Class I
Shares Sold	19,954,608	$192,984,375	30,084,611	$287,067,651
Shares Issued for Reinvested Dividends	923,009	8,935,304	1,520,220	14,529,278
Shares Redeemed	(14,775,109)	(142,713,688)	(27,910,853)	(265,829,525)
Net Increase (Decrease)	6,102,508	59,205,991	3,693,978	35,767,404
Class R3
Shares Sold	98,317	$954,438	202,658	$1,924,996
Shares Issued for Reinvested Dividends	4,639	45,174	10,137	97,287
Shares Redeemed	(10,385)	(100,530)	(155,148)	(1,508,462)
Net Increase (Decrease)	92,571	899,082	57,647	513,821
Class R4
Shares Sold	19,160	$185,396	185,996	$1,771,079
Shares Issued for Reinvested Dividends	8,433	82,051	18,481	177,243
Shares Redeemed	(25,163)	(243,979)	(350,363)	(3,339,960)
Net Increase (Decrease)	2,430	23,468	(145,886)	(1,391,638)
Class R5
Shares Sold	25,798	$248,756	46,025	$440,621
Shares Issued for Reinvested Dividends	5,482	53,090	9,928	94,857
Shares Redeemed	(13,937)	(134,661)	(33,078)	(317,319)
Net Increase (Decrease)	17,343	167,185	22,875	218,159
Class R6
Shares Sold	181,000	$1,737,249	11,636	$110,006
Shares Issued for Reinvested Dividends	5,637	54,135	10,515	99,697
Shares Redeemed	(155,476)	(1,492,919)	(35,031)	(332,780)
Net Increase (Decrease)	31,161	298,465	(12,880)	(123,077)
Class Y
Shares Sold	415,195	$4,003,679	62,172	$591,342
Shares Issued for Reinvested Dividends	10,825	104,685	13,637	130,088
Shares Redeemed	(64,065)	(617,893)	(100,027)	(952,348)
Net Increase (Decrease)	361,955	3,490,471	(24,218)	(230,918)
Class F
Shares Sold	17,138,846	$164,987,667	23,927,709	$227,540,248
Shares Issued for Reinvested Dividends	1,568,637	15,128,570	2,744,085	26,138,028
Shares Redeemed	(11,002,132)	(105,895,151)	(23,660,929)	(224,995,263)
Net Increase (Decrease)	7,705,351	74,221,086	3,010,865	28,683,013
Total Net Increase (Decrease)	13,272,283	$128,247,178	(3,257,297)	$(30,750,022)
Strategic Income Fund
Class A
Shares Sold	4,546,838	$35,766,137	7,805,533	$60,889,464
Shares Issued for Reinvested Dividends	1,320,894	10,364,720	2,194,594	17,022,879
Shares Redeemed	(4,707,583)	(36,937,859)	(7,285,509)	(56,488,910)
Net Increase (Decrease)	1,160,149	9,192,998	2,714,618	21,423,433
Class C
Shares Sold	1,543,629	$12,318,352	3,761,927	$29,842,006
Shares Issued for Reinvested Dividends	289,143	2,299,768	412,984	3,245,522
Shares Redeemed	(1,362,415)	(10,840,239)	(1,955,397)	(15,377,357)
Net Increase (Decrease)	470,357	3,777,881	2,219,514	17,710,171

252

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	63,663,798	$502,047,540	114,773,428	$894,533,094
Shares Issued for Reinvested Dividends	8,228,939	64,760,347	11,503,880	89,581,978
Shares Redeemed	(42,442,388)	(333,748,316)	(62,678,099)	(486,514,671)
Net Increase (Decrease)	29,450,349	233,059,571	63,599,209	497,600,401
Class R3
Shares Sold	34,890	$275,199	75,440	$584,237
Shares Issued for Reinvested Dividends	13,111	102,772	24,271	187,884
Shares Redeemed	(24,986)	(196,325)	(153,493)	(1,190,889)
Net Increase (Decrease)	23,015	181,646	(53,782)	(418,768)
Class R4
Shares Sold	17,378	$136,949	53,755	$419,259
Shares Issued for Reinvested Dividends	28,811	225,884	52,782	408,930
Shares Redeemed	(92,737)	(729,562)	(85,870)	(669,130)
Net Increase (Decrease)	(46,548)	(366,729)	20,667	159,059
Class R5
Shares Sold	599,416	$4,706,223	1,242,505	$9,602,572
Shares Issued for Reinvested Dividends	158,543	1,240,763	282,131	2,181,837
Shares Redeemed	(592,266)	(4,652,862)	(1,663,782)	(12,831,837)
Net Increase (Decrease)	165,693	1,294,124	(139,146)	(1,047,428)
Class R6
Shares Sold	70,576,162	$560,810,309	12,060,834	$93,985,291
Shares Issued for Reinvested Dividends	3,405,229	26,622,829	2,528,931	19,575,532
Shares Redeemed	(10,029,786)	(78,195,201)	(11,159,658)	(86,870,776)
Net Increase (Decrease)	63,951,605	509,237,937	3,430,107	26,690,047
Class Y
Shares Sold	2,064,819	$16,126,677	7,459,737	$57,860,178
Shares Issued for Reinvested Dividends	557,468	4,354,409	804,755	6,225,069
Shares Redeemed	(2,820,593)	(22,084,693)	(3,683,984)	(28,476,785)
Net Increase (Decrease)	(198,306)	(1,603,607)	4,580,508	35,608,462
Class F
Shares Sold	12,338,786	$97,336,720	18,936,330	$147,473,534
Shares Issued for Reinvested Dividends	1,698,020	13,340,044	2,310,917	17,975,109
Shares Redeemed	(9,031,356)	(71,262,783)	(7,970,068)	(61,884,575)
Net Increase (Decrease)	5,005,450	39,413,981	13,277,179	103,564,068
Total Net Increase (Decrease)	99,981,764	$794,187,802	89,648,874	$701,289,445
Sustainable Municipal Bond Fund
Class A
Shares Sold	210,108	$2,105,970	283,642	$2,836,143
Shares Issued for Reinvested Dividends	33,725	337,285	64,883	648,093
Shares Redeemed	(229,617)	(2,289,460)	(484,340)	(4,815,213)
Net Increase (Decrease)	14,216	153,795	(135,815)	(1,330,977)
Class C
Shares Sold	—	$—	749	$7,205
Shares Issued for Reinvested Dividends	1,034	10,337	2,925	29,173
Shares Redeemed	(12,535)	(125,592)	(127,208)	(1,271,095)
Net Increase (Decrease)	(11,501)	(115,255)	(123,534)	(1,234,717)
Class I
Shares Sold	1,103,477	$10,976,501	1,729,248	$17,167,814
Shares Issued for Reinvested Dividends	62,291	621,391	137,388	1,368,511
Shares Redeemed	(1,995,980)	(19,868,587)	(1,764,709)	(17,505,127)
Net Increase (Decrease)	(830,212)	(8,270,695)	101,927	1,031,198
Class F
Shares Sold	186,394	$1,858,456	273,599	$2,722,633
Shares Issued for Reinvested Dividends	20,666	206,108	42,617	424,463
Shares Redeemed	(203,515)	(2,029,515)	(508,528)	(5,044,637)
Net Increase (Decrease)	3,545	35,049	(192,312)	(1,897,541)
Total Net Increase (Decrease)	(823,952)	$(8,197,106)	(349,734)	$(3,432,037)

253

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Total Return Bond Fund
Class A
Shares Sold	7,477,793	$68,003,885	19,213,474	$174,929,842
Shares Issued for Reinvested Dividends	2,325,783	21,217,256	4,459,313	40,592,493
Shares Redeemed	(11,648,942)	(105,841,075)	(19,245,238)	(174,760,584)
Net Increase (Decrease)	(1,845,366)	(16,619,934)	4,427,549	40,761,751
Class C
Shares Sold	15,811	$145,175	38,751	$357,336
Shares Issued for Reinvested Dividends	4,844	44,702	13,946	128,206
Shares Redeemed	(98,260)	(900,536)	(299,455)	(2,757,115)
Net Increase (Decrease)	(77,605)	(710,659)	(246,758)	(2,271,573)
Class I
Shares Sold	30,040,241	$271,320,845	76,488,941	$692,443,916
Shares Issued for Reinvested Dividends	2,407,280	21,753,599	2,846,575	25,764,702
Shares Redeemed	(21,470,605)	(193,167,974)	(49,160,830)	(443,795,414)
Net Increase (Decrease)	10,976,916	99,906,470	30,174,686	274,413,204
Class R3
Shares Sold	39,393	$366,158	81,095	$756,980
Shares Issued for Reinvested Dividends	6,862	64,397	14,692	137,550
Shares Redeemed	(80,219)	(750,509)	(88,074)	(827,632)
Net Increase (Decrease)	(33,964)	(319,954)	7,713	66,898
Class R4
Shares Sold	93,521	$867,385	213,133	$1,968,597
Shares Issued for Reinvested Dividends	17,615	163,826	44,469	412,570
Shares Redeemed	(419,017)	(3,911,550)	(296,831)	(2,741,071)
Net Increase (Decrease)	(307,881)	(2,880,339)	(39,229)	(359,904)
Class R5
Shares Sold	25,178	$231,608	106,422	$974,928
Shares Issued for Reinvested Dividends	1,949	17,955	7,666	70,452
Shares Redeemed	(16,077)	(148,225)	(196,251)	(1,819,500)
Net Increase (Decrease)	11,050	101,338	(82,163)	(774,120)
Class R6
Shares Sold	15,016,084	$136,422,076	45,258,326	$415,421,669
Shares Issued for Reinvested Dividends	1,594,668	14,498,731	1,631,907	14,902,626
Shares Redeemed	(7,010,386)	(63,639,346)	(12,449,112)	(113,358,957)
Net Increase (Decrease)	9,600,366	87,281,461	34,441,121	316,965,338
Class Y
Shares Sold	2,215,009	$20,160,683	1,988,579	$18,016,309
Shares Issued for Reinvested Dividends	204,661	1,869,296	408,585	3,731,608
Shares Redeemed	(2,469,537)	(22,411,222)	(3,416,526)	(31,164,120)
Net Increase (Decrease)	(49,867)	(381,243)	(1,019,362)	(9,416,203)
Class F
Shares Sold	28,724,753	$256,616,950	61,863,610	$555,025,540
Shares Issued for Reinvested Dividends	3,592,047	32,192,543	5,689,134	51,067,198
Shares Redeemed	(21,743,866)	(194,174,691)	(31,518,441)	(281,712,191)
Net Increase (Decrease)	10,572,934	94,634,802	36,034,303	324,380,547
Total Net Increase (Decrease)	28,846,583	$261,011,942	103,697,860	$943,765,938
World Bond Fund
Class A
Shares Sold	1,787,548	$17,823,317	3,984,040	$39,587,397
Shares Issued for Reinvested Dividends	647,930	6,386,443	890,356	8,849,978
Shares Redeemed	(2,781,232)	(27,758,390)	(6,362,370)	(63,014,476)
Net Increase (Decrease)	(345,754)	(3,548,630)	(1,487,974)	(14,577,101)
Class C
Shares Sold	89,879	$869,234	141,611	$1,359,780
Shares Issued for Reinvested Dividends	26,395	251,997	38,633	372,160
Shares Redeemed	(296,176)	(2,860,797)	(658,877)	(6,318,687)
Net Increase (Decrease)	(179,902)	(1,739,566)	(478,633)	(4,586,747)

254

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	18,372,563	$185,385,725	35,227,028	$353,939,475
Shares Issued for Reinvested Dividends	2,699,566	26,924,194	3,763,295	37,809,616
Shares Redeemed	(26,962,153)	(271,357,025)	(52,483,182)	(524,994,202)
Net Increase (Decrease)	(5,890,024)	(59,047,106)	(13,492,859)	(133,245,111)
Class R3
Shares Sold	8,579	$84,881	28,340	$280,489
Shares Issued for Reinvested Dividends	3,050	29,724	4,032	39,664
Shares Redeemed	(33,131)	(325,534)	(17,833)	(174,317)
Net Increase (Decrease)	(21,502)	(210,929)	14,539	145,836
Class R4
Shares Sold	18,423	$185,878	55,657	$555,214
Shares Issued for Reinvested Dividends	3,871	38,269	4,756	47,425
Shares Redeemed	(55,196)	(546,638)	(48,865)	(486,240)
Net Increase (Decrease)	(32,902)	(322,491)	11,548	116,399
Class R5
Shares Sold	170,133	$1,718,245	208,438	$2,099,028
Shares Issued for Reinvested Dividends	22,071	219,972	31,782	319,401
Shares Redeemed	(210,518)	(2,124,484)	(201,397)	(2,021,146)
Net Increase (Decrease)	(18,314)	(186,267)	38,823	397,283
Class R6
Shares Sold	3,977,791	$40,282,176	4,524,255	$45,579,887
Shares Issued for Reinvested Dividends	450,140	4,511,653	571,456	5,770,854
Shares Redeemed	(2,382,158)	(24,136,341)	(3,523,976)	(35,492,399)
Net Increase (Decrease)	2,045,773	20,657,488	1,571,735	15,858,342
Class Y
Shares Sold	694,298	$7,019,008	1,867,795	$18,851,453
Shares Issued for Reinvested Dividends	237,515	2,376,026	346,687	3,494,155
Shares Redeemed	(2,131,057)	(21,515,603)	(3,099,354)	(31,025,410)
Net Increase (Decrease)	(1,199,244)	(12,120,569)	(884,872)	(8,679,802)
Class F
Shares Sold	26,107,734	$263,842,653	75,547,314	$764,053,122
Shares Issued for Reinvested Dividends	6,419,703	64,154,550	7,346,587	73,985,326
Shares Redeemed	(69,021,632)	(694,862,844)	(35,483,315)	(356,679,838)
Net Increase (Decrease)	(36,494,195)	(366,865,641)	47,410,586	481,358,610
Total Net Increase (Decrease)	(42,136,064)	$(423,383,711)	32,702,893	$336,787,709
12.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
13.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

255

Hartford Fixed Income Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

14.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
15.
Subsequent Events:
Management has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

256

Hartford Fixed Income Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

257

Hartford Fixed Income Funds
Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

258

Hartford Fixed Income Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

259

Hartford Fixed Income Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

260

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-FI25 06/25 Printed in the U.S.A.

Hartford Multi-Strategy Funds
Semi-Annual Financial Statements
and Other Information
April 30, 2025 (Unaudited)
◼The Hartford Balanced Income Fund
◼The Hartford Checks and Balances Fund
◼The Hartford Conservative Allocation Fund
◼The Hartford Growth Allocation Fund[1]
◼Hartford Moderate Allocation Fund
◼Hartford Multi-Asset Income Fund
◼Hartford Real Asset Fund
◼Hartford Schroders Diversified Growth Fund[2]

[1]	Effective May 1, 2025, the Fund's name changed to Hartford Moderately Aggressive Allocation Fund.
[2]	Effective May 1, 2025, the Fund's name changed to Hartford Schroders Diversified Opportunities Fund.

Hartford Multi-Strategy Funds

    Please note that this report includes responses to Items 7-11 of Form N-CSR, which is a reporting form filed with the U.S. Securities and Exchange Commission by mutual funds and exchange traded funds. Certain Form N-CSR items listed below may not be applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies
Schedules of Investments:
The Hartford Balanced Income Fund	3
The Hartford Checks and Balances Fund	27
The Hartford Conservative Allocation Fund	28
The Hartford Growth Allocation Fund	29
Hartford Moderate Allocation Fund	30
Hartford Multi-Asset Income Fund	31
Hartford Real Asset Fund (Consolidated)	53
Hartford Schroders Diversified Growth Fund (Consolidated)	57
Glossary	65
Statements of Assets and Liabilities:
The Hartford Balanced Income Fund	66
The Hartford Checks and Balances Fund	66
The Hartford Conservative Allocation Fund	66
The Hartford Growth Allocation Fund	66
Hartford Moderate Allocation Fund	68
Hartford Multi-Asset Income Fund	68
Hartford Real Asset Fund (Consolidated)	68
Hartford Schroders Diversified Growth Fund (Consolidated)	68
Statements of Operations:
The Hartford Balanced Income Fund	70
The Hartford Checks and Balances Fund	70
The Hartford Conservative Allocation Fund	70
The Hartford Growth Allocation Fund	70
Hartford Moderate Allocation Fund	72
Hartford Multi-Asset Income Fund	72
Hartford Real Asset Fund (Consolidated)	72
Hartford Schroders Diversified Growth Fund (Consolidated)	72
Statements of Changes in Net Assets:
The Hartford Balanced Income Fund	74
The Hartford Checks and Balances Fund	74
The Hartford Conservative Allocation Fund	75
The Hartford Growth Allocation Fund	75
Hartford Moderate Allocation Fund	76
Hartford Multi-Asset Income Fund	76
Hartford Real Asset Fund (Consolidated)	77
Hartford Schroders Diversified Growth Fund (Consolidated)	77
Financial Highlights:
The Hartford Balanced Income Fund	78
The Hartford Checks and Balances Fund	79

Hartford Multi-Strategy Funds

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
The Hartford Balanced Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 0.2%
	Chemicals - 0.0%
$ 1,400,000	Sasol Financing USA LLC 4.50%, 11/08/2027(1)	$1,235,500
	Commercial Services - 0.0%
1,847,000	Global Payments, Inc. 1.50%, 03/01/2031	1,636,442
	Healthcare - Products - 0.0%
1,400,000	Qiagen NV 2.50%, 09/10/2031(1)	1,421,215
	Home Builders - 0.0%
1,517,000	Meritage Homes Corp. 1.75%, 05/15/2028(2)	1,473,007
	Internet - 0.0%
1,182,000	Uber Technologies, Inc. 0.88%, 12/01/2028	1,549,011
	IT Services - 0.0%
1,150,000	Seagate HDD Cayman 3.50%, 06/01/2028	1,454,750
	Leisure Time - 0.1%
700,000	Carnival Corp. 5.75%, 12/01/2027	1,119,300
1,375,000	NCL Corp. Ltd. 2.50%, 02/15/2027	1,326,875
		2,446,175
	Oil & Gas - 0.0%
1,175,000	Northern Oil & Gas, Inc. 3.63%, 04/15/2029	1,125,533
	Pharmaceuticals - 0.0%
	Jazz Investments I Ltd.
350,000	2.00%, 06/15/2026	359,794
925,000	3.13%, 09/15/2030(2)	1,004,519
		1,364,313
	Real Estate Investment Trusts - 0.1%
	Rexford Industrial Realty LP
1,650,000	4.13%, 03/15/2029(2)	1,608,750
800,000	4.38%, 03/15/2027(2)	789,600
		2,398,350
	Semiconductors - 0.0%
1,450,000	Synaptics, Inc. 0.75%, 12/01/2031(2)	1,274,550
	Total Convertible Bonds (cost $17,550,623)	$17,378,846
CORPORATE BONDS - 46.7%
	Advertising - 0.1%
	Clear Channel Outdoor Holdings, Inc.
1,775,000	7.50%, 06/01/2029(2)	$1,454,790
725,000	7.88%, 04/01/2030(2)	725,325
4,785,000	9.00%, 09/15/2028(2)	4,952,733
1,460,000	Lamar Media Corp. 3.75%, 02/15/2028	1,392,625
640,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 01/15/2029(2)	594,405
		9,119,878
	Aerospace & Defense - 1.3%
	BAE Systems PLC
10,242,000	5.13%, 03/26/2029(2)	10,457,300
8,925,000	5.25%, 03/26/2031(2)	9,148,137
16,929,000	5.30%, 03/26/2034(2)	17,135,175
3,185,000	5.50%, 03/26/2054(2)	3,092,118
	Boeing Co.
25,000	3.63%, 02/01/2031	23,358
10,614,000	5.04%, 05/01/2027	10,685,283
62,000	5.15%, 05/01/2030	62,591
9,650,000	5.71%, 05/01/2040	9,367,870
12,170,000	5.81%, 05/01/2050	11,407,098
8,580,000	6.39%, 05/01/2031	9,155,432
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Aerospace & Defense - 1.3% - (continued)
$ 320,000	6.53%, 05/01/2034	$343,726
4,260,000	6.86%, 05/01/2054	4,549,781
3,630,000	HEICO Corp. 5.25%, 08/01/2028	3,707,510
	L3Harris Technologies, Inc.
4,160,000	5.05%, 06/01/2029	4,226,604
11,830,000	5.25%, 06/01/2031	12,110,054
	Lockheed Martin Corp.
3,885,000	4.50%, 05/15/2036	3,704,321
3,795,000	5.20%, 02/15/2064	3,444,248
	Northrop Grumman Corp.
5,215,000	4.03%, 10/15/2047	4,086,661
18,600,000	5.20%, 06/01/2054	17,129,267
	RTX Corp.
5,000,000	3.75%, 11/01/2046	3,745,778
4,140,000	6.00%, 03/15/2031	4,423,194
4,040,000	Spirit AeroSystems, Inc. 9.38%, 11/30/2029(2)	4,299,291
	TransDigm, Inc.
50,000	4.88%, 05/01/2029	48,251
3,000,000	5.50%, 11/15/2027	2,985,718
295,000	6.63%, 03/01/2032(2)	302,185
1,565,000	6.75%, 08/15/2028(2)	1,596,447
535,000	7.13%, 12/01/2031(2)	556,072
		151,793,470
	Agriculture - 1.2%
8,425,000	Archer-Daniels-Midland Co. 4.50%, 08/15/2033	8,150,355
	BAT Capital Corp.
8,515,000	3.22%, 09/06/2026	8,379,047
13,245,000	5.35%, 08/15/2032	13,319,359
10,040,000	5.63%, 08/15/2035	10,080,139
4,550,000	5.83%, 02/20/2031	4,736,862
16,000,000	Cargill, Inc. 4.63%, 02/11/2028(2)	16,184,911
1,515,000	Darling Ingredients, Inc. 6.00%, 06/15/2030(2)	1,510,727
18,550,000	JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group 5.95%, 04/20/2035(2)	19,089,413
	MHP Lux SA
2,434,000	6.25%, 09/19/2029(1)	1,976,277
882,000	6.95%, 04/03/2026(1)	815,850
	Philip Morris International, Inc.
15,275,000	4.13%, 04/28/2028	15,258,308
3,700,000	4.75%, 11/01/2031	3,713,202
10,885,000	5.13%, 02/15/2030	11,165,716
14,100,000	5.50%, 09/07/2030	14,736,973
	Reynolds American, Inc.
2,216,000	4.45%, 06/12/2025	2,214,788
6,000,000	5.85%, 08/15/2045	5,621,095
		136,953,022
	Airlines - 0.0%
435,000	American Airlines, Inc. 8.50%, 05/15/2029(2)(3)	443,349
825,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(2)	759,931
		1,203,280
	Apparel - 0.1%
7,050,000	Tapestry, Inc. 5.50%, 03/11/2035	6,866,083
	Auto Manufacturers - 0.2%
13,285,000	Daimler Truck Finance North America LLC 5.38%, 01/13/2032(2)	13,304,065
725,000	Ford Motor Co. 4.75%, 01/15/2043	542,134
The accompanying notes are an integral part of these financial statements.

3

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Auto Manufacturers - 0.2% - (continued)
	Ford Motor Credit Co. LLC
$ 715,000	2.90%, 02/10/2029	$636,098
2,635,000	3.38%, 11/13/2025	2,604,208
590,000	5.88%, 11/07/2029	580,644
316,000	5.92%, 03/20/2028	314,300
	General Motors Financial Co., Inc.
10,670,000	1.50%, 06/10/2026	10,277,720
315,000	3.10%, 01/12/2032	269,937
205,000	5.55%, 07/15/2029	206,487
		28,735,593
	Auto Parts & Equipment - 0.0%
2,350,000	Adient Global Holdings Ltd. 7.50%, 02/15/2033(2)	2,226,809
	Beverages - 0.8%
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
15,055,000	4.70%, 02/01/2036	14,554,313
10,156,000	4.90%, 02/01/2046	9,259,208
8,950,000	Anheuser-Busch InBev Worldwide, Inc. 5.55%, 01/23/2049	8,856,260
	Bacardi Ltd.
6,215,000	2.75%, 07/15/2026(2)	6,075,489
5,365,000	5.15%, 05/15/2038(2)	4,859,762
	Bacardi Ltd./Bacardi-Martini BV
2,395,000	5.25%, 01/15/2029(2)	2,425,802
11,663,000	5.40%, 06/15/2033(2)	11,326,376
	Bacardi-Martini BV
9,790,000	5.55%, 02/01/2030(2)	9,985,801
1,345,000	6.00%, 02/01/2035(2)	1,349,755
	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL
1,085,000	5.25%, 04/27/2029(1)	1,038,305
714,000	5.25%, 04/27/2029(2)	683,271
	Coca-Cola Co.
5,525,000	4.65%, 08/14/2034	5,522,659
13,120,000	5.30%, 05/13/2054	12,673,981
2,255,000	Constellation Brands, Inc. 4.80%, 05/01/2030(4)	2,258,961
		90,869,943
	Biotechnology - 0.6%
19,500,000	Amgen, Inc. 5.60%, 03/02/2043	18,972,074
	Gilead Sciences, Inc.
3,965,000	2.60%, 10/01/2040	2,804,157
6,210,000	4.80%, 11/15/2029	6,319,028
5,999,000	Illumina, Inc. 5.75%, 12/13/2027	6,137,315
	Royalty Pharma PLC
17,575,000	1.75%, 09/02/2027	16,481,369
13,405,000	2.20%, 09/02/2030	11,630,046
2,085,000	5.15%, 09/02/2029	2,106,702
		64,450,691
	Chemicals - 0.3%
1,865,000	Avient Corp. 7.13%, 08/01/2030(2)	1,901,550
1,620,000	Axalta Coating Systems Dutch Holding B BV 7.25%, 02/15/2031(2)	1,677,461
	Braskem Netherlands Finance BV
4,124,000	4.50%, 01/31/2030(1)	3,418,899
450,000	5.88%, 01/31/2050(1)	304,690
1,255,000	8.00%, 10/15/2034(2)	1,119,774
575,000	Celanese U.S. Holdings LLC 6.75%, 04/15/2033	539,743
935,000	Chemours Co. 4.63%, 11/15/2029(2)	782,948
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Chemicals - 0.3% - (continued)
$ 690,000	International Flavors & Fragrances, Inc. 2.30%, 11/01/2030(2)	$600,480
2,905,000	Mativ Holdings, Inc. 8.00%, 10/01/2029(2)	2,414,903
	OCP SA
2,908,000	6.10%, 04/30/2030(2)	2,909,895
3,512,000	6.70%, 03/01/2036(2)	3,475,413
1,603,000	7.50%, 05/02/2054(1)	1,574,947
391,000	7.50%, 05/02/2054(2)	384,157
	Olympus Water U.S. Holding Corp.
465,000	7.25%, 06/15/2031(2)	465,000
4,150,000	9.75%, 11/15/2028(2)	4,324,126
2,105,000	Sasol Financing USA LLC 5.50%, 03/18/2031	1,629,473
620,000	SCIH Salt Holdings, Inc. 4.88%, 05/01/2028(2)	593,961
6,835,000	Sherwin-Williams Co. 2.90%, 03/15/2052	4,091,614
930,000	Tronox, Inc. 4.63%, 03/15/2029(2)	752,811
		32,961,845
	Commercial Banks - 9.2%
	Banca Transilvania SA
EUR 400,000	5.13%, 09/30/2030, (5.13% fixed rate until 09/30/2029; 1 yr. EURIBOR ICE Swap + 2.95% thereafter)(1)(5)	451,710
2,560,000	7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(1)(5)	3,087,560
2,610,000	8.88%, 04/27/2027, (8.88% fixed rate until 04/27/2026; 1 yr. EURIBOR ICE Swap + 5.58% thereafter)(1)(5)	3,074,551
	Banco de Credito del Peru SA
$ 1,162,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(1)(5)	1,157,663
409,000	3.13%, 07/01/2030, (3.13% fixed rate until 07/01/2025; 5 yr. USD CMT + 3.00% thereafter)(2)(5)	407,474
460,000	3.25%, 09/30/2031, (3.25% fixed rate until 09/30/2026; 5 yr. USD CMT + 2.45% thereafter)(1)(5)	442,195
1,598,000	6.45%, 07/30/2035, (6.45% fixed rate until 04/30/2030; 5 yr. USD CMT + 2.49% thereafter)(2)(5)	1,594,325
1,122,000	Banco de Credito e Inversiones SA 3.50%, 10/12/2027(1)	1,093,216
	Bank of America Corp.
25,255,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(5)	21,071,536
8,980,000	2.50%, 02/13/2031, (2.50% fixed rate until 02/13/2030; 3 mo. USD Term SOFR + 1.25% thereafter)(5)	8,128,588
10,000,000	2.59%, 04/29/2031, (2.59% fixed rate until 04/29/2030; 6 mo. USD SOFR + 2.15% thereafter)(5)	9,035,511
12,800,000	2.68%, 06/19/2041, (2.68% fixed rate until 06/19/2040; 6 mo. USD SOFR + 1.93% thereafter)(5)	9,070,934
10,000,000	3.71%, 04/24/2028, (3.71% fixed rate until 04/24/2027; 3 mo. USD Term SOFR + 1.77% thereafter)(5)	9,856,363
6,550,000	3.82%, 01/20/2028, (3.82% fixed rate until 01/20/2027; 3 mo. USD Term SOFR + 1.84% thereafter)(5)	6,475,695
The accompanying notes are an integral part of these financial statements.

4

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 3,625,000	4.08%, 03/20/2051, (4.08% fixed rate until 03/20/2050; 3 mo. USD Term SOFR + 3.41% thereafter)(5)	$2,796,378
3,225,000	4.24%, 04/24/2038, (4.24% fixed rate until 04/24/2037; 3 mo. USD Term SOFR + 2.08% thereafter)(5)	2,883,933
5,935,000	4.33%, 03/15/2050, (4.33% fixed rate until 03/15/2049; 3 mo. USD Term SOFR + 1.78% thereafter)(5)	4,808,105
5,200,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(5)	5,100,335
5,480,000	5.93%, 09/15/2027, (5.93% fixed rate until 09/15/2026; 6 mo. USD SOFR + 1.34% thereafter)(5)	5,584,677
1,070,000	6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(5)(6)	1,070,493
4,235,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(5)	4,294,783
	Bank of New York Mellon Corp.
16,800,000	4.94%, 02/11/2031, (4.94% fixed rate until 02/11/2030; 6 mo. USD SOFR + 0.89% thereafter)(5)	17,091,093
12,980,000	5.06%, 07/22/2032, (5.06% fixed rate until 07/22/2031; 6 mo. USD SOFR + 1.23% thereafter)(5)	13,178,021
11,035,000	6.32%, 10/25/2029, (6.32% fixed rate until 10/25/2028; 6 mo. USD SOFR + 1.60% thereafter)(5)	11,719,471
EUR 690,000	Bank Polska Kasa Opieki SA 5.50%, 11/23/2027, (5.50% fixed rate until 11/23/2026; 3 mo. EURIBOR + 2.40% thereafter)(1)(5)	806,611
	Barclays PLC
$ 5,510,000	4.94%, 09/10/2030, (4.94% fixed rate until 09/10/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	5,502,638
5,900,000	5.37%, 02/25/2031, (5.37% fixed rate until 02/25/2030; 6 mo. USD SOFR + 1.23% thereafter)(5)	5,978,786
14,330,000	5.69%, 03/12/2030, (5.69% fixed rate until 03/12/2029; 6 mo. USD SOFR + 1.74% thereafter)(5)	14,722,361
13,425,000	7.39%, 11/02/2028, (7.39% fixed rate until 11/02/2027; 1 yr. USD CMT + 3.30% thereafter)(5)	14,244,158
14,000,000	9.63%, 12/15/2029, (9.63% fixed rate until 12/15/2029; 5 yr. USD ICE Swap + 5.78% thereafter)(5)(6)	15,283,240
	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
1,910,000	8.13%, 01/08/2039, (8.13% fixed rate until 01/08/2034; 5 yr. USD CMT + 4.21% thereafter)(2)(5)	1,946,139
1,585,000	8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(2)(5)	1,645,855
5,200,000	BNP Paribas SA 1.90%, 09/30/2028, (1.90% fixed rate until 09/30/2027; 6 mo. USD SOFR + 1.61% thereafter)(2)(5)	4,863,754
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
	BPCE SA
$ 3,100,000	2.05%, 10/19/2027, (2.05% fixed rate until 10/19/2026; 6 mo. USD SOFR + 1.09% thereafter)(2)(5)	$2,983,538
5,300,000	5.20%, 01/18/2027(2)	5,374,365
9,245,000	5.88%, 01/14/2031, (5.88% fixed rate until 01/14/2030; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	9,534,424
9,980,000	6.71%, 10/19/2029, (6.71% fixed rate until 10/19/2028; 6 mo. USD SOFR + 2.27% thereafter)(2)(5)	10,541,741
	Citigroup, Inc.
17,920,000	4.66%, 05/24/2028, (4.66% fixed rate until 05/24/2027; 6 mo. USD SOFR + 1.89% thereafter)(5)	17,979,664
10,710,000	5.61%, 03/04/2056, (5.61% fixed rate until 03/04/2055; 6 mo. USD SOFR + 1.75% thereafter)(5)	10,234,159
10,000,000	6.75%, 02/15/2030, (6.75% fixed rate until 02/15/2030; 5 yr. USD CMT + 2.57% thereafter)(5)(6)	9,600,873
	Credit Agricole SA
5,076,000	1.91%, 06/16/2026, (1.91% fixed rate until 06/16/2025; 6 mo. USD SOFR + 1.68% thereafter)(2)(5)	5,057,162
9,755,000	6.32%, 10/03/2029, (6.32% fixed rate until 10/03/2028; 6 mo. USD SOFR + 1.86% thereafter)(2)(5)	10,240,817
4,495,000	Danske Bank AS 5.71%, 03/01/2030, (5.71% fixed rate until 03/01/2029; 1 yr. USD CMT + 1.40% thereafter)(2)(5)	4,636,395
	Deutsche Bank AG
22,845,000	2.31%, 11/16/2027, (2.31% fixed rate until 11/16/2026; 6 mo. USD SOFR + 1.22% thereafter)(5)	21,997,069
2,340,000	2.55%, 01/07/2028, (2.55% fixed rate until 01/07/2027; 6 mo. USD SOFR + 1.32% thereafter)(5)	2,255,204
12,784,000	3.55%, 09/18/2031, (3.55% fixed rate until 09/18/2030; 6 mo. USD SOFR + 3.04% thereafter)(5)	11,820,457
5,870,000	5.00%, 09/11/2030, (5.00% fixed rate until 09/11/2029; 6 mo. USD SOFR + 1.70% thereafter)(5)	5,876,358
6,230,000	6.72%, 01/18/2029, (6.72% fixed rate until 01/18/2028; 6 mo. USD SOFR + 3.18% thereafter)(5)	6,532,646
EUR 1,400,000	Erste & Steiermaerkische Banka DD 4.88%, 01/31/2029, (4.88% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.20% thereafter)(1)(5)	1,645,499
$ 15,855,000	Fifth Third Bank NA 4.97%, 01/28/2028, (4.97% fixed rate until 01/28/2027; 6 mo. USD SOFR + 0.81% thereafter)(5)	15,950,193
	Freedom Mortgage Corp.
1,239,000	7.63%, 05/01/2026(2)	1,235,686
1,200,000	12.00%, 10/01/2028(2)	1,286,507
300,000	12.25%, 10/01/2030(2)	330,083
	Goldman Sachs Group, Inc.
16,510,000	1.09%, 12/09/2026, (1.09% fixed rate until 12/09/2025; 6 mo. USD SOFR + 0.79% thereafter)(5)	16,159,134
The accompanying notes are an integral part of these financial statements.

5

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 4,185,000	3.44%, 02/24/2043, (3.44% fixed rate until 02/24/2042; 6 mo. USD SOFR + 1.63% thereafter)(5)	$3,112,001
8,757,000	4.02%, 10/31/2038, (4.02% fixed rate until 10/31/2037; 3 mo. USD Term SOFR + 1.63% thereafter)(5)	7,454,670
14,435,000	4.69%, 10/23/2030, (4.69% fixed rate until 10/23/2029; 6 mo. USD SOFR + 1.14% thereafter)(5)	14,399,728
7,500,000	5.21%, 01/28/2031, (5.21% fixed rate until 01/28/2030; 6 mo. USD SOFR + 1.08% thereafter)(5)	7,627,814
13,385,000	5.22%, 04/23/2031, (5.22% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.58% thereafter)(5)	13,631,942
23,270,000	5.56%, 11/19/2045, (5.56% fixed rate until 11/19/2044; 6 mo. USD SOFR + 1.58% thereafter)(5)	22,379,809
9,650,000	5.73%, 01/28/2056, (5.73% fixed rate until 01/28/2055; 6 mo. USD SOFR + 1.70% thereafter)(5)	9,398,380
13,785,000	6.48%, 10/24/2029, (6.48% fixed rate until 10/24/2028; 6 mo. USD SOFR + 1.77% thereafter)(5)	14,624,543
870,000	Golomt Bank 11.00%, 05/20/2027(1)	869,019
	HSBC Holdings PLC
4,780,000	3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD Term SOFR + 1.87% thereafter)(5)	4,618,607
22,885,000	4.76%, 06/09/2028, (4.76% fixed rate until 06/09/2027; 6 mo. USD SOFR + 2.11% thereafter)(5)	22,938,897
2,365,000	5.13%, 11/19/2028, (5.13% fixed rate until 11/19/2027; 6 mo. USD SOFR + 1.04% thereafter)(5)	2,390,498
10,755,000	5.45%, 03/03/2036, (5.45% fixed rate until 03/03/2035; 6 mo. USD SOFR + 1.56% thereafter)(5)	10,687,342
8,205,000	5.60%, 05/17/2028, (5.60% fixed rate until 05/17/2027; 6 mo. USD SOFR + 1.06% thereafter)(5)	8,346,396
4,245,000	5.73%, 05/17/2032, (5.73% fixed rate until 05/17/2031; 6 mo. USD SOFR + 1.52% thereafter)(5)	4,392,017
5,000,000	5.87%, 11/18/2035, (5.87% fixed rate until 11/18/2034; 6 mo. USD SOFR + 1.90% thereafter)(5)	4,942,169
2,250,000	6.33%, 03/09/2044, (6.33% fixed rate until 03/09/2043; 6 mo. USD SOFR + 2.65% thereafter)(5)	2,361,189
14,165,000	8.00%, 03/07/2028, (8.00% fixed rate until 03/07/2028; 5 yr. USD CMT + 3.86% thereafter)(5)(6)	14,711,854
715,000	Intesa Sanpaolo SpA 4.95%, 06/01/2042, (4.95% fixed rate until 06/01/2041; 1 yr. USD CMT + 2.75% thereafter)(2)(5)	558,587
	JP Morgan Chase & Co.
19,740,000	2.52%, 04/22/2031, (2.52% fixed rate until 04/22/2030; 6 mo. USD SOFR + 2.04% thereafter)(5)	17,864,766
2,725,000	2.96%, 05/13/2031, (2.96% fixed rate until 05/13/2030; 3 mo. USD Term SOFR + 2.52% thereafter)(5)	2,490,603
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 2,810,000	3.11%, 04/22/2041, (3.11% fixed rate until 04/22/2040; 3 mo. USD Term SOFR + 2.46% thereafter)(5)	$2,127,124
6,290,000	3.88%, 07/24/2038, (3.88% fixed rate until 07/24/2037; 3 mo. USD Term SOFR + 1.62% thereafter)(5)	5,452,768
12,650,000	4.32%, 04/26/2028, (4.32% fixed rate until 04/26/2027; 6 mo. USD SOFR + 1.56% thereafter)(5)	12,633,655
4,045,000	4.57%, 06/14/2030, (4.57% fixed rate until 06/14/2029; 6 mo. USD SOFR + 1.75% thereafter)(5)	4,041,914
8,550,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(5)	8,544,214
13,885,000	5.00%, 07/22/2030, (5.00% fixed rate until 07/22/2029; 6 mo. USD SOFR + 1.13% thereafter)(5)	14,085,768
3,555,000	5.10%, 04/22/2031, (5.10% fixed rate until 04/22/2030; 6 mo. USD SOFR + 1.44% thereafter)(5)	3,619,395
2,830,000	5.29%, 07/22/2035, (5.29% fixed rate until 07/22/2034; 6 mo. USD SOFR + 1.46% thereafter)(5)	2,834,583
11,880,000	5.30%, 07/24/2029, (5.30% fixed rate until 07/24/2028; 6 mo. USD SOFR + 1.45% thereafter)(5)	12,173,560
2,905,000	5.50%, 01/24/2036, (5.50% fixed rate until 01/24/2035; 6 mo. USD SOFR + 1.32% thereafter)(5)	2,955,739
42,785,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(5)	42,132,605
4,280,000	5.57%, 04/22/2036, (5.57% fixed rate until 04/22/2035; 6 mo. USD SOFR + 1.68% thereafter)(5)	4,377,698
3,070,000	6.07%, 10/22/2027, (6.07% fixed rate until 10/22/2026; 6 mo. USD SOFR + 1.33% thereafter)(5)	3,146,998
23,210,000	6.09%, 10/23/2029, (6.09% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.57% thereafter)(5)	24,396,070
10,769,000	6.88%, 06/01/2029, (6.88% fixed rate until 06/01/2029; 5 yr. USD CMT + 2.74% thereafter)(5)(6)	11,093,094
9,700,000	Lloyds Banking Group PLC 5.72%, 06/05/2030, (5.72% fixed rate until 06/05/2029; 1 yr. USD CMT + 1.07% thereafter)(5)	10,030,784
19,430,000	Manufacturers & Traders Trust Co. 5.40%, 11/21/2025	19,480,510
EUR 2,200,000	mBank SA 0.97%, 09/21/2027, (0.97% fixed rate until 09/21/2026; 3 mo. EURIBOR + 1.25% thereafter)(1)(5)	2,409,154
	Morgan Stanley
$ 8,830,000	1.79%, 02/13/2032, (1.79% fixed rate until 02/13/2031; 6 mo. USD SOFR + 1.03% thereafter)(5)	7,447,369
10,000,000	2.24%, 07/21/2032, (2.24% fixed rate until 07/21/2031; 6 mo. USD SOFR + 1.18% thereafter)(5)	8,526,751
8,925,000	4.46%, 04/22/2039, (4.46% fixed rate until 04/22/2038; 3 mo. USD Term SOFR + 1.69% thereafter)(5)	8,172,985
The accompanying notes are an integral part of these financial statements.

6

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 13,925,000	5.04%, 07/19/2030, (5.04% fixed rate until 07/19/2029; 6 mo. USD SOFR + 1.22% thereafter)(5)	$14,096,738
11,625,000	5.17%, 01/16/2030, (5.17% fixed rate until 01/16/2029; 6 mo. USD SOFR + 1.45% thereafter)(5)	11,839,667
4,475,000	5.23%, 01/15/2031, (5.23% fixed rate until 01/15/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	4,562,658
10,115,000	5.52%, 11/19/2055, (5.52% fixed rate until 11/19/2054; 6 mo. USD SOFR + 1.71% thereafter)(5)	9,659,597
5,620,000	5.94%, 02/07/2039, (5.94% fixed rate until 02/07/2034; 5 yr. USD CMT + 1.80% thereafter)(5)	5,657,992
7,805,000	5.95%, 01/19/2038, (5.95% fixed rate until 01/19/2033; 5 yr. USD CMT + 2.43% thereafter)(5)	7,868,220
11,610,000	6.41%, 11/01/2029, (6.41% fixed rate until 11/01/2028; 6 mo. USD SOFR + 1.83% thereafter)(5)	12,290,572
1,380,000	NBK SPC Ltd. 5.50%, 06/06/2030, (5.50% fixed rate until 06/06/2029; 6 mo. USD SOFR + 1.16% thereafter)(2)(5)	1,414,500
	Nova Ljubljanska Banka DD
EUR 1,600,000	4.50%, 05/29/2030, (4.50% fixed rate until 05/29/2029; 1 yr. EURIBOR ICE Swap + 1.65% thereafter)(1)(5)	1,863,240
1,400,000	6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(1)(5)	1,665,290
	OTP Bank Nyrt
1,150,000	4.25%, 10/16/2030, (4.25% fixed rate until 10/16/2029; 3 mo. EURIBOR + 1.95% thereafter)(1)(5)	1,310,636
2,810,000	5.00%, 01/31/2029, (5.00% fixed rate until 01/31/2028; 3 mo. EURIBOR + 2.30% thereafter)(1)(5)	3,294,726
$ 720,000	8.75%, 05/15/2033, (8.75% fixed rate until 02/15/2028; 5 yr. USD CMT + 5.06% thereafter)(1)(5)	761,242
EUR 2,000,000	OTP Banka DD 4.75%, 04/03/2028, (4.75% fixed rate until 04/03/2027; 3 mo. EURIBOR + 1.90% thereafter)(1)(5)	2,308,770
	PNC Financial Services Group, Inc.
$ 11,005,000	4.81%, 10/21/2032, (4.81% fixed rate until 10/21/2031; 6 mo. USD SOFR + 1.26% thereafter)(5)	10,909,564
13,215,000	5.22%, 01/29/2031, (5.22% fixed rate until 01/29/2030; 6 mo. USD SOFR + 1.07% thereafter)(5)	13,511,677
	QNB Finance Ltd.
1,635,000	1.38%, 01/26/2026(1)	1,595,008
200,000	1.63%, 09/22/2025(1)	197,450
15,570,000	Societe Generale SA 1.79%, 06/09/2027, (1.79% fixed rate until 06/09/2026; 1 yr. USD CMT + 1.00% thereafter)(2)(5)	15,062,523
	Standard Chartered PLC
17,000,000	5.69%, 05/14/2028, (5.69% fixed rate until 05/14/2027; 1 yr. USD CMT + 1.05% thereafter)(2)(5)	17,322,139
1,380,000	6.30%, 01/09/2029, (6.30% fixed rate until 01/09/2028; 1 yr. USD CMT + 2.45% thereafter)(1)(5)	1,433,304
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 1,929,000	7.63%, 01/16/2032, (7.63% fixed rate until 01/16/2032; 5 yr. USD CMT + 3.02% thereafter)(2)(5)(6)	$1,897,350
	State Street Corp.
6,520,000	5.16%, 05/18/2034, (5.16% fixed rate until 05/18/2033; 6 mo. USD SOFR + 1.89% thereafter)(5)	6,582,483
4,685,000	5.82%, 11/04/2028, (5.82% fixed rate until 11/04/2027; 6 mo. USD SOFR + 1.72% thereafter)(5)	4,859,899
	UBS Group AG
6,795,000	1.31%, 02/02/2027, (1.31% fixed rate until 02/02/2026; 6 mo. USD SOFR + 0.98% thereafter)(2)(5)	6,620,839
6,780,000	3.09%, 05/14/2032, (3.09% fixed rate until 05/14/2031; 6 mo. USD SOFR + 1.73% thereafter)(2)(5)	6,070,426
5,200,000	4.19%, 04/01/2031, (4.19% fixed rate until 04/01/2030; 6 mo. USD SOFR + 3.73% thereafter)(2)(5)	5,042,752
1,260,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(2)(5)	1,190,832
4,580,000	5.70%, 02/08/2035, (5.70% fixed rate until 02/08/2034; 1 yr. USD CMT + 1.77% thereafter)(2)(5)	4,687,387
3,865,000	6.25%, 09/22/2029, (6.25% fixed rate until 09/22/2028; 1 yr. USD CMT + 1.80% thereafter)(2)(5)	4,051,854
13,460,000	6.44%, 08/11/2028, (6.44% fixed rate until 08/11/2027; 6 mo. USD SOFR + 3.70% thereafter)(2)(5)	13,974,887
7,010,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(2)(5)(6)	7,835,708
6,815,000	UniCredit SpA 1.98%, 06/03/2027, (1.98% fixed rate until 06/03/2026; 1 yr. USD CMT + 1.20% thereafter)(2)(5)	6,602,800
	Wells Fargo & Co.
23,325,000	3.07%, 04/30/2041, (3.07% fixed rate until 04/30/2040; 6 mo. USD SOFR + 2.53% thereafter)(5)	17,156,911
13,345,000	3.53%, 03/24/2028, (3.53% fixed rate until 03/24/2027; 6 mo. USD SOFR + 1.51% thereafter)(5)	13,122,462
7,500,000	3.58%, 05/22/2028, (3.58% fixed rate until 05/22/2027; 3 mo. USD Term SOFR + 1.57% thereafter)(5)	7,364,508
2,575,000	4.61%, 04/25/2053, (4.61% fixed rate until 04/25/2052; 6 mo. USD SOFR + 2.13% thereafter)(5)	2,132,021
3,026,000	4.90%, 11/17/2045	2,585,234
3,000,000	5.01%, 04/04/2051, (5.01% fixed rate until 04/04/2050; 3 mo. USD Term SOFR + 4.50% thereafter)(5)	2,639,060
12,385,000	5.15%, 04/23/2031, (5.15% fixed rate until 04/23/2030; 6 mo. USD SOFR + 1.50% thereafter)(5)	12,577,110
10,465,000	5.20%, 01/23/2030, (5.20% fixed rate until 01/22/2029; 6 mo. USD SOFR + 1.50% thereafter)(5)	10,674,704
8,605,000	5.21%, 12/03/2035, (5.21% fixed rate until 12/03/2034; 6 mo. USD SOFR + 1.38% thereafter)(5)	8,493,427
The accompanying notes are an integral part of these financial statements.

7

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Commercial Banks - 9.2% - (continued)
$ 5,555,000	5.24%, 01/24/2031, (5.24% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.11% thereafter)(5)	$5,670,196
4,408,000	5.61%, 01/15/2044	4,155,401
4,880,000	6.30%, 10/23/2029, (6.30% fixed rate until 10/23/2028; 6 mo. USD SOFR + 1.79% thereafter)(5)	5,150,035
		1,078,987,494
	Commercial Services - 0.5%
	Adani Ports & Special Economic Zone Ltd.
1,435,000	3.10%, 02/02/2031(1)	1,154,510
1,726,000	3.83%, 02/02/2032(1)	1,411,853
960,000	4.20%, 08/04/2027(1)	904,310
1,220,000	4.38%, 07/03/2029(1)	1,107,498
5,620,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(2)	5,740,046
950,000	Allied Universal Holdco LLC/Allied Universal Finance Corp. 9.75%, 07/15/2027(2)	953,373
	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
521,000	4.63%, 06/01/2028(2)	498,883
GBP 1,525,000	4.88%, 06/01/2028(1)	1,933,291
	Ashtead Capital, Inc.
$ 5,595,000	1.50%, 08/12/2026(2)	5,384,835
5,950,000	5.50%, 08/11/2032(2)	5,900,017
4,750,000	5.55%, 05/30/2033(2)	4,698,920
4,660,000	5.80%, 04/15/2034(2)	4,668,480
1,705,000	Belron U.K. Finance PLC 5.75%, 10/15/2029(2)	1,702,829
2,815,000	Boost Newco Borrower LLC 7.50%, 01/15/2031(2)	2,970,546
935,000	Cimpress PLC 7.38%, 09/15/2032(2)	853,118
7,350,000	Cornell University 4.84%, 06/15/2034	7,280,729
1,220,000	DP World Salaam 6.00%, 10/01/2025, (6.00% fixed rate until 10/01/2025; 5 yr. USD CMT + 5.75% thereafter)(1)(5)(6)	1,216,340
	Garda World Security Corp.
2,335,000	8.25%, 08/01/2032(2)	2,293,886
2,725,000	8.38%, 11/15/2032(2)	2,688,005
790,000	Georgetown University 2.25%, 04/01/2030	706,573
670,000	Herc Holdings, Inc. 5.50%, 07/15/2027(2)	662,487
1,125,000	Hertz Corp. 12.63%, 07/15/2029(2)(3)	1,094,209
400,000	JSW Infrastructure Ltd. 4.95%, 01/21/2029(1)	381,996
	Service Corp. International
3,250,000	3.38%, 08/15/2030	2,909,840
140,000	5.75%, 10/15/2032	138,213
1,495,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 08/15/2032(2)	1,516,299
	United Rentals North America, Inc.
390,000	3.75%, 01/15/2032	347,758
1,530,000	3.88%, 02/15/2031	1,397,212
685,000	4.88%, 01/15/2028	675,266
680,000	Valvoline, Inc. 3.63%, 06/15/2031(2)	595,561
		63,786,883
	Construction Materials - 0.2%
	Builders FirstSource, Inc.
10,000	4.25%, 02/01/2032(2)	9,006
5,200,000	5.00%, 03/01/2030(2)	4,989,170
550,000	CP Atlas Buyer, Inc. 7.00%, 12/01/2028(2)	454,535
2,740,000	Emerald Borrower LP/Emerald Co.-Issuer, Inc. 6.63%, 12/15/2030(2)	2,778,659
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Construction Materials - 0.2% - (continued)
$ 580,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 6.75%, 04/01/2032(2)	$580,417
	Quikrete Holdings, Inc.
975,000	6.38%, 03/01/2032(2)	980,495
470,000	6.75%, 03/01/2033(2)	471,758
1,250,000	Standard Building Solutions, Inc. 6.50%, 08/15/2032(2)	1,265,567
	Standard Industries, Inc.
1,555,000	4.38%, 07/15/2030(2)	1,450,215
1,325,000	4.75%, 01/15/2028(2)	1,296,703
	Trane Technologies Financing Ltd.
6,006,000	4.50%, 03/21/2049	4,918,109
7,270,000	5.25%, 03/03/2033	7,423,049
		26,617,683
	Distribution/Wholesale - 0.0%
1,610,000	Telecommunications Co. Telekom Srbija AD Belgrade 7.00%, 10/28/2029(2)	1,596,051
3,350,000	Windsor Holdings III LLC 8.50%, 06/15/2030(2)	3,526,026
		5,122,077
	Diversified Financial Services - 1.8%
2,190,000	AGFC Capital Trust I 6.27%, 01/15/2067, 3 mo. USD Term SOFR + 2.01%(2)(7)	1,467,300
	American Express Co.
2,545,000	4.73%, 04/25/2029, (4.73% fixed rate until 04/25/2028; 6 mo. USD SOFR + 1.26% thereafter)(5)	2,568,469
6,275,000	5.02%, 04/25/2031, (5.02% fixed rate until 04/25/2030; 6 mo. USD SOFR + 1.44% thereafter)(5)	6,376,988
10,225,000	5.28%, 07/27/2029, (5.28% fixed rate until 07/27/2028; 6 mo. USD SOFR + 1.28% thereafter)(5)	10,497,651
2,490,000	5.67%, 04/25/2036, (5.67% fixed rate until 04/25/2035; 6 mo. USD SOFR + 1.79% thereafter)(5)	2,555,860
2,955,000	BlackRock Funding, Inc. 5.25%, 03/14/2054	2,795,788
	Capital One Financial Corp.
9,115,000	5.25%, 07/26/2030, (5.25% fixed rate until 07/26/2029; 6 mo. USD SOFR + 2.60% thereafter)(5)	9,205,452
7,875,000	5.46%, 07/26/2030, (5.46% fixed rate until 07/26/2029; 6 mo. USD SOFR + 1.56% thereafter)(5)	8,002,762
8,684,000	5.47%, 02/01/2029, (5.47% fixed rate until 02/01/2028; 6 mo. USD SOFR + 2.08% thereafter)(5)	8,856,702
14,700,000	7.62%, 10/30/2031, (7.62% fixed rate until 10/30/2030; 6 mo. USD SOFR + 3.07% thereafter)(5)	16,374,627
1,005,000	Citadel Finance LLC 5.90%, 02/10/2030(2)	998,071
15,200,000	Citadel LP 6.00%, 01/23/2030(2)	15,467,967
	Credit Acceptance Corp.
905,000	6.63%, 03/15/2030(2)	887,995
2,236,000	9.25%, 12/15/2028(2)	2,363,025
8,700,000	Discover Financial Services 7.96%, 11/02/2034, (7.96% fixed rate until 11/02/2033; 6 mo. USD SOFR + 3.37% thereafter)(5)	9,979,605
	Far East Horizon Ltd.
2,785,000	5.88%, 03/05/2028(1)	2,734,358
395,000	6.63%, 04/16/2027(1)	396,829
The accompanying notes are an integral part of these financial statements.

8

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Diversified Financial Services - 1.8% - (continued)
	Freedom Mortgage Holdings LLC
$ 2,145,000	8.38%, 04/01/2032(2)	$2,097,874
1,740,000	9.25%, 02/01/2029(2)	1,772,521
130,000	GGAM Finance Ltd. 5.88%, 03/15/2030(2)	129,094
1,300,000	GTLK Europe Capital DAC 4.80%, 02/26/2028(8)(9)	—
1,965,000	Hightower Holding LLC 9.13%, 01/31/2030(2)	2,009,213
440,000	IIFL Finance Ltd. 8.75%, 07/24/2028(2)	418,000
	Intercontinental Exchange, Inc.
11,995,000	2.65%, 09/15/2040	8,629,694
3,000,000	4.95%, 06/15/2052	2,659,368
6,000,000	5.20%, 06/15/2062	5,399,674
6,435,000	5.25%, 06/15/2031	6,663,936
2,960,000	Lseg U.S. Fin Corp. 5.30%, 03/28/2034(2)	3,005,450
	LSEGA Financing PLC
5,685,000	2.00%, 04/06/2028(2)	5,322,552
1,642,000	2.50%, 04/06/2031(2)	1,459,755
	Muthoot Finance Ltd.
1,470,000	6.38%, 04/23/2029(2)	1,421,851
1,215,000	6.38%, 04/23/2029(1)	1,175,203
475,000	7.13%, 02/14/2028(2)	472,003
	Nasdaq, Inc.
6,270,000	2.50%, 12/21/2040	4,269,225
3,587,000	5.35%, 06/28/2028	3,686,903
5,000,000	5.55%, 02/15/2034	5,132,322
20,860,000	5.95%, 08/15/2053	20,996,400
	Nationstar Mortgage Holdings, Inc.
935,000	5.13%, 12/15/2030(2)	933,839
450,000	6.50%, 08/01/2029(2)	457,377
1,375,000	7.13%, 02/01/2032(2)	1,426,429
	OneMain Finance Corp.
4,070,000	5.38%, 11/15/2029	3,890,716
690,000	7.88%, 03/15/2030	712,798
511,000	9.00%, 01/15/2029	532,037
	PennyMac Financial Services, Inc.
880,000	4.25%, 02/15/2029(2)	821,539
335,000	5.75%, 09/15/2031(2)	319,093
575,000	6.88%, 02/15/2033(2)	574,198
2,500,000	7.13%, 11/15/2030(2)	2,542,315
740,000	7.88%, 12/15/2029(2)	771,526
2,180,000	Planet Financial Group LLC 10.50%, 12/15/2029(2)	2,149,916
EUR 1,025,000	Power Finance Corp. Ltd. 1.84%, 09/21/2028(1)	1,093,226
	Shriram Finance Ltd.
$ 1,393,000	6.15%, 04/03/2028(2)	1,368,934
915,000	6.15%, 04/03/2028(1)	899,192
1,390,000	6.63%, 04/22/2027(2)	1,382,763
2,840,000	TrueNoord Capital DAC 8.75%, 03/01/2030(2)	2,901,004
4,605,000	United Wholesale Mortgage LLC 5.50%, 04/15/2029(2)	4,459,016
		205,486,405
	Electric - 4.0%
565,000	Adani Electricity Mumbai Ltd. 3.95%, 02/12/2030(2)	488,647
	AES Andes SA
850,000	6.25%, 03/14/2032(2)	849,835
2,890,000	6.30%, 03/15/2029(2)	2,935,882
1,865,993	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(1)	1,631,904
3,430,000	Alabama Power Co. 5.10%, 04/02/2035	3,443,662
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.0% - (continued)
$ 2,081,813	Alfa Desarrollo SpA 4.55%, 09/27/2051(1)	$1,530,624
6,586,000	Appalachian Power Co. 4.50%, 03/01/2049	5,224,312
6,167,000	Berkshire Hathaway Energy Co. 6.13%, 04/01/2036	6,501,870
943,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(2)	955,853
EUR 3,745,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(1)	3,984,075
	Clearway Energy Operating LLC
$ 2,965,000	3.75%, 02/15/2031(2)	2,639,660
315,000	3.75%, 01/15/2032(2)	273,173
2,100,000	4.75%, 03/15/2028(2)	2,052,331
5,770,000	Cleco Corporate Holdings LLC 3.38%, 09/15/2029	5,364,935
	Consolidated Edison Co. of New York, Inc.
3,700,000	4.45%, 03/15/2044	3,143,465
10,000,000	5.50%, 12/01/2039	9,983,717
5,200,000	5.70%, 05/15/2054	5,106,148
5,615,000	Consumers Energy Co. 5.05%, 05/15/2035(4)	5,630,857
	Dominion Energy, Inc.
8,135,000	3.30%, 04/15/2041	5,851,980
4,499,000	4.90%, 08/01/2041	3,953,855
21,370,000	5.00%, 06/15/2030	21,600,910
8,138,000	5.38%, 11/15/2032	8,240,599
5,250,000	5.45%, 03/15/2035	5,224,450
3,390,000	7.00%, 06/15/2038	3,768,985
	Duke Energy Carolinas LLC
3,270,000	3.75%, 06/01/2045	2,483,909
3,305,000	3.88%, 03/15/2046	2,559,253
3,000,000	5.30%, 02/15/2040	2,955,007
104,000	5.40%, 01/15/2054	99,117
	Duke Energy Corp.
7,240,000	3.30%, 06/15/2041	5,266,644
6,285,000	5.00%, 08/15/2052	5,373,060
12,460,000	5.45%, 06/15/2034	12,665,261
13,900,000	6.45%, 09/01/2054, (6.45% fixed rate until 06/01/2034; 5 yr. USD CMT + 2.59% thereafter)(5)	13,929,218
	Duke Energy Progress LLC
6,845,000	4.20%, 08/15/2045	5,574,960
2,730,000	4.38%, 03/30/2044	2,306,511
10,780,000	5.05%, 03/15/2035	10,746,367
1,282,000	5.55%, 03/15/2055	1,238,397
	Duquesne Light Holdings, Inc.
4,005,000	2.53%, 10/01/2030(2)	3,524,191
7,265,000	2.78%, 01/07/2032(2)	6,234,481
	Edison International
1,498,000	5.25%, 11/15/2028	1,488,240
500,000	5.38%, 03/09/2026, (5.38% fixed rate until 03/09/2026; 5 yr. USD CMT + 4.70% thereafter)(5)(6)	468,647
7,945,000	Emera U.S. Finance LP 2.64%, 06/15/2031	6,902,346
615,000	Energo-Pro AS 11.00%, 11/02/2028(2)	644,150
10,000,000	Eversource Energy 5.50%, 01/01/2034	10,001,108
1,570,000	FirstEnergy Pennsylvania Electric Co. 5.15%, 03/30/2026(2)	1,574,400
2,790,000	FirstEnergy Transmission LLC 5.45%, 07/15/2044(2)	2,661,256
	GDZ Elektrik Dagitim AS
1,817,000	9.00%, 10/15/2029(2)	1,701,788
1,240,000	9.00%, 10/15/2029(1)	1,160,788
The accompanying notes are an integral part of these financial statements.

9

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.0% - (continued)
	Georgia Power Co.
$ 4,040,000	4.30%, 03/15/2043	$3,395,060
5,790,000	4.85%, 03/15/2031	5,884,118
	Kallpa Generacion SA
200,000	4.13%, 08/16/2027(1)	197,144
1,885,000	5.88%, 01/30/2032(2)	1,910,447
970,000	Lamar Funding Ltd. 3.96%, 05/07/2025(1)	970,068
2,598,000	MidAmerican Energy Co. 4.40%, 10/15/2044	2,194,044
5,750,000	National Grid PLC 5.42%, 01/11/2034	5,816,334
	Niagara Energy SAC
850,000	5.75%, 10/03/2034(2)	840,119
268,000	5.75%, 10/03/2034(1)	264,885
	NRG Energy, Inc.
10,790,000	2.00%, 12/02/2025(2)	10,590,704
7,800,000	2.45%, 12/02/2027(2)	7,352,407
9,970,000	Ohio Edison Co. 5.50%, 01/15/2033(2)	10,091,592
4,075,000	OmGrid Funding Ltd. 5.20%, 05/16/2027(1)	4,049,409
	Pacific Gas & Electric Co.
6,560,000	2.50%, 02/01/2031	5,661,495
8,400,000	3.25%, 06/01/2031	7,491,141
6,110,000	3.50%, 08/01/2050	3,907,477
6,860,000	3.95%, 12/01/2047	4,807,288
3,020,000	4.50%, 07/01/2040	2,503,865
1,089,000	4.55%, 07/01/2030	1,056,352
1,356,000	4.75%, 02/15/2044	1,097,519
24,845,000	4.95%, 07/01/2050	20,013,319
5,508,000	5.25%, 03/01/2052	4,581,942
10,860,000	5.90%, 06/15/2032	11,005,391
7,100,000	6.40%, 06/15/2033	7,341,225
11,370,000	Public Service Co. of Oklahoma 5.20%, 01/15/2035	11,184,762
	Public Service Electric & Gas Co.
2,980,000	5.05%, 03/01/2035	3,014,795
2,420,000	5.50%, 03/01/2055	2,352,202
5,130,000	Public Service Enterprise Group, Inc. 4.90%, 03/15/2030	5,178,793
	Puget Energy, Inc.
9,894,000	4.10%, 06/15/2030	9,442,486
10,915,000	4.22%, 03/15/2032	10,099,047
400,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries 4.50%, 07/14/2028(1)	370,728
6,140,000	Rochester Gas & Electric Corp. 1.85%, 12/01/2030(2)	5,255,539
5,300,000	Sempra 3.80%, 02/01/2038	4,284,626
	Southern California Edison Co.
7,315,000	3.45%, 02/01/2052	4,643,298
4,500,000	3.60%, 02/01/2045	3,075,554
4,565,000	3.65%, 02/01/2050	3,027,590
11,900,000	4.00%, 04/01/2047	8,529,725
3,000,000	4.50%, 09/01/2040	2,479,846
2,050,000	5.95%, 02/01/2038	2,026,270
10,785,000	Southern Co. 4.85%, 03/15/2035	10,451,391
	Termocandelaria Power SA
1,335,000	7.75%, 09/17/2031(2)	1,328,579
265,000	7.75%, 09/17/2031(1)	263,725
	Virginia Electric & Power Co.
16,349,000	2.95%, 11/15/2051	10,034,561
7,130,000	3.80%, 09/15/2047	5,278,120
5,705,000	5.15%, 03/15/2035	5,635,026
2,690,000	5.45%, 04/01/2053	2,512,867
5,140,000	5.70%, 08/15/2053	5,009,685
6,100,000	6.00%, 05/15/2037	6,362,324
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Electric - 4.0% - (continued)
$ 8,050,000	Xcel Energy, Inc. 5.60%, 04/15/2035	$8,128,357
	XPLR Infrastructure Operating Partners LP
310,000	4.50%, 09/15/2027(2)	293,085
300,000	7.25%, 01/15/2029(2)	296,905
	Zorlu Enerji Elektrik Uretim AS
1,308,000	11.00%, 04/23/2030(2)	1,197,934
200,000	11.00%, 04/23/2030(1)	183,242
		466,905,235
	Electronics - 0.4%
11,205,000	Honeywell International, Inc. 4.95%, 09/01/2031	11,425,841
3,425,000	Imola Merger Corp. 4.75%, 05/15/2029(2)	3,270,445
	TD SYNNEX Corp.
16,155,000	1.75%, 08/09/2026	15,457,792
15,430,000	2.38%, 08/09/2028	14,239,791
		44,393,869
	Energy-Alternate Sources - 0.1%
	FS Luxembourg SARL
2,270,000	8.88%, 02/12/2031(2)	2,282,001
400,000	8.88%, 02/12/2031(1)	402,115
1,821,600	Greenko Dutch BV 3.85%, 03/29/2026(1)	1,763,309
	Greenko Power II Ltd.
634,600	4.30%, 12/13/2028(1)	581,080
334,000	4.30%, 12/13/2028(2)	305,831
3,315,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(2)	3,209,470
		8,543,806
	Engineering & Construction - 0.1%
	Aeropuerto Internacional de Tocumen SA
740,000	5.13%, 08/11/2061(2)	493,688
245,000	5.13%, 08/11/2061(1)	163,451
895,000	Delhi International Airport Ltd. 6.13%, 10/31/2026(1)	893,340
	IHS Holding Ltd.
2,005,000	6.25%, 11/29/2028(1)	1,903,351
403,000	6.25%, 11/29/2028(2)	382,825
600,000	7.88%, 05/29/2030(1)	578,366
342,000	Mexico City Airport Trust 5.50%, 07/31/2047(1)	266,760
1,690,000	Sitios Latinoamerica SAB de CV 6.00%, 11/25/2029(2)	1,695,661
		6,377,442
	Entertainment - 0.4%
	Caesars Entertainment, Inc.
1,585,000	4.63%, 10/15/2029(2)	1,463,198
5,360,000	6.00%, 10/15/2032(2)	5,053,107
270,000	6.50%, 02/15/2032(2)	271,414
	Cinemark USA, Inc.
2,395,000	5.25%, 07/15/2028(2)	2,351,688
230,000	7.00%, 08/01/2032(2)	235,192
	Cirsa Finance International SARL
EUR 390,000	6.50%, 03/15/2029(2)	459,705
1,610,000	7.88%, 07/31/2028(2)	1,912,552
$ 2,785,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(2)	2,759,883
	Resorts World Las Vegas LLC/RWLV Capital, Inc.
400,000	4.63%, 04/16/2029(2)	344,128
600,000	4.63%, 04/06/2031(2)	480,830
4,783,000	Speedway Motorsports LLC/Speedway Funding II, Inc. 4.88%, 11/01/2027(2)	4,582,955
The accompanying notes are an integral part of these financial statements.

10

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Entertainment - 0.4% - (continued)
	Warnermedia Holdings, Inc.
$ 580,000	4.05%, 03/15/2029	$541,769
5,215,000	5.05%, 03/15/2042	3,930,876
23,983,000	5.14%, 03/15/2052	16,396,271
2,805,000	5.39%, 03/15/2062	1,908,120
	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
630,000	6.25%, 03/15/2033(2)	608,972
4,950,000	7.13%, 02/15/2031(2)	5,106,242
		48,406,902
	Environmental Control - 0.5%
1,670,000	Ambipar Lux SARL 10.88%, 02/05/2033(2)	1,631,423
190,000	Madison IAQ LLC 4.13%, 06/30/2028(2)	181,404
	Republic Services, Inc.
7,545,000	5.15%, 03/15/2035	7,628,768
15,000,000	5.20%, 11/15/2034	15,262,095
	Reworld Holding Corp.
880,000	4.88%, 12/01/2029(2)	822,253
1,750,000	5.00%, 09/01/2030	1,607,028
	Waste Management, Inc.
19,240,000	4.95%, 07/03/2031	19,695,820
14,575,000	4.95%, 03/15/2035	14,511,787
		61,340,578
	Food - 1.2%
	B&G Foods, Inc.
1,849,000	5.25%, 09/15/2027	1,733,123
1,810,000	8.00%, 09/15/2028(2)	1,795,765
	Bimbo Bakeries USA, Inc.
415,000	5.38%, 01/09/2036(2)	404,864
855,000	6.05%, 01/15/2029(2)	892,057
560,000	6.05%, 01/15/2029(1)	584,271
845,000	Cencosud SA 5.95%, 05/28/2031(2)	859,849
7,306,000	Conagra Brands, Inc. 4.85%, 11/01/2028	7,355,100
21,255,000	Hershey Co. 4.95%, 02/24/2032	21,577,121
	JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
11,560,000	2.50%, 01/15/2027	11,151,901
3,000,000	7.25%, 11/15/2053	3,367,179
6,070,000	Kroger Co. 5.65%, 09/15/2064	5,637,750
1,195,000	MARB BondCo PLC 3.95%, 01/29/2031(1)	1,033,576
	Mars, Inc.
10,725,000	4.60%, 03/01/2028(2)	10,840,648
10,195,000	4.80%, 03/01/2030(2)	10,319,450
6,025,000	5.20%, 03/01/2035(2)	6,048,641
12,950,000	5.65%, 05/01/2045(2)	12,860,534
12,050,000	5.70%, 05/01/2055(2)	11,877,229
3,725,000	5.80%, 05/01/2065(2)	3,669,377
	Minerva Luxembourg SA
3,572,000	4.38%, 03/18/2031(1)	3,143,435
423,000	8.88%, 09/13/2033(2)	451,205
	Performance Food Group, Inc.
2,890,000	5.50%, 10/15/2027(2)	2,866,311
280,000	6.13%, 09/15/2032(2)	280,083
	Post Holdings, Inc.
640,000	4.50%, 09/15/2031(2)	582,425
2,055,000	6.25%, 10/15/2034(2)	2,037,941
2,000,000	6.38%, 03/01/2033(2)	1,977,516
	Tyson Foods, Inc.
1,970,000	5.10%, 09/28/2048	1,746,531
920,000	5.40%, 03/15/2029	946,734
8,480,000	5.70%, 03/15/2034	8,670,505
		134,711,121
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Gas - 0.3%
	Brooklyn Union Gas Co.
$ 11,000,000	3.87%, 03/04/2029(2)	$10,639,069
8,520,000	4.87%, 08/05/2032(2)	8,212,851
13,000,000	NiSource, Inc. 1.70%, 02/15/2031	10,989,748
1,070,000	Venture Global Plaquemines LNG LLC 7.50%, 05/01/2033(2)	1,097,721
		30,939,389
	Hand/Machine Tools - 0.0%
	Regal Rexnord Corp.
2,860,000	6.05%, 02/15/2026	2,876,427
1,555,000	6.30%, 02/15/2030	1,606,041
		4,482,468
	Healthcare - Products - 1.1%
14,000,000	Agilent Technologies, Inc. 4.75%, 09/09/2034	13,466,780
9,665,000	Alcon Finance Corp. 2.60%, 05/27/2030(2)	8,701,911
2,365,000	Avantor Funding, Inc. 4.63%, 07/15/2028(2)	2,274,427
10,000,000	Baxter International, Inc. 3.13%, 12/01/2051	6,149,608
17,000,000	GE HealthCare Technologies, Inc. 5.86%, 03/15/2030	17,821,378
	Medline Borrower LP
6,500,000	3.88%, 04/01/2029(2)	6,063,325
1,572,000	5.25%, 10/01/2029(2)	1,492,830
4,875,000	Smith & Nephew PLC 5.40%, 03/20/2034	4,865,111
	Solventum Corp.
16,070,000	5.40%, 03/01/2029	16,389,666
19,080,000	5.45%, 02/25/2027	19,360,945
8,900,000	5.60%, 03/23/2034	8,998,487
26,490,000	Stryker Corp. 4.70%, 02/10/2028	26,801,588
		132,386,056
	Healthcare - Services - 1.3%
	Acadia Healthcare Co., Inc.
560,000	5.00%, 04/15/2029(2)	529,402
1,885,000	7.38%, 03/15/2033(2)	1,883,361
	Centene Corp.
28,465,000	2.45%, 07/15/2028	26,169,301
265,000	2.50%, 03/01/2031	224,697
720,000	3.00%, 10/15/2030	632,336
	CHS/Community Health Systems, Inc.
3,125,000	4.75%, 02/15/2031(2)	2,579,861
425,000	5.25%, 05/15/2030(2)	362,590
40,000	8.00%, 12/15/2027(2)	40,020
1,880,000	10.88%, 01/15/2032(2)	1,941,115
6,575,000	CommonSpirit Health 5.21%, 12/01/2031	6,649,786
7,540,000	Elevance Health, Inc. 4.95%, 11/01/2031	7,612,633
5,995,000	Health Care Service Corp. A Mutual Legal Reserve Co. 5.20%, 06/15/2029(2)	6,106,765
13,425,000	Humana, Inc. 5.55%, 05/01/2035	13,321,040
570,000	IQVIA, Inc. 5.70%, 05/15/2028	580,152
16,550,000	Laboratory Corp. of America Holdings 4.55%, 04/01/2032	16,150,635
14,305,000	Quest Diagnostics, Inc. 4.63%, 12/15/2029	14,370,737
2,270,000	Star Parent, Inc. 9.00%, 10/01/2030(2)	2,296,833
3,630,000	Surgery Center Holdings, Inc. 7.25%, 04/15/2032(2)	3,621,762
3,150,000	Sutter Health 1.32%, 08/15/2025	3,118,545
2,905,000	Tenet Healthcare Corp. 6.13%, 06/15/2030	2,914,961
	UnitedHealth Group, Inc.
7,415,000	4.95%, 01/15/2032	7,484,148
5,615,000	5.38%, 04/15/2054	5,208,767
13,965,000	5.50%, 07/15/2044	13,547,117
1,465,000	5.63%, 07/15/2054	1,408,831
The accompanying notes are an integral part of these financial statements.

11

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Healthcare - Services - 1.3% - (continued)
$ 4,080,000	5.88%, 02/15/2053	$4,058,821
4,575,000	5.95%, 02/15/2041	4,667,295
		147,481,511
	Home Builders - 0.2%
	Ashton Woods USA LLC/Ashton Woods Finance Co.
840,000	4.63%, 08/01/2029(2)	777,193
691,000	4.63%, 04/01/2030(2)	633,462
3,119,000	6.63%, 01/15/2028(2)	3,113,181
3,150,000	Century Communities, Inc. 3.88%, 08/15/2029(2)	2,809,781
1,650,000	KB Home 4.80%, 11/15/2029	1,592,459
	M/I Homes, Inc.
2,040,000	3.95%, 02/15/2030	1,852,011
1,325,000	4.95%, 02/01/2028	1,296,049
2,700,000	STL Holding Co. LLC 8.75%, 02/15/2029(2)	2,742,061
	Taylor Morrison Communities, Inc.
430,000	5.13%, 08/01/2030(2)	416,622
2,310,000	5.75%, 01/15/2028(2)	2,311,043
		17,543,862
	Household Products - 0.2%
7,545,000	Haleon U.S. Capital LLC 3.38%, 03/24/2029	7,258,095
	Kenvue, Inc.
11,920,000	5.05%, 03/22/2053	11,065,198
230,000	5.10%, 03/22/2043	219,620
		18,542,913
	Insurance - 2.0%
15,810,000	200 Park Funding Trust 5.74%, 02/15/2055(2)	15,426,814
1,470,000	ACE Capital Trust II 9.70%, 04/01/2030	1,747,197
	Acrisure LLC/Acrisure Finance, Inc.
3,325,000	7.50%, 11/06/2030(2)	3,387,214
2,425,000	8.50%, 06/15/2029(2)	2,504,850
4,250,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(2)(3)	4,294,889
5,547,000	American International Group, Inc. 4.50%, 07/16/2044	4,715,779
515,000	American National Group, Inc. 5.75%, 10/01/2029	523,395
2,300,000	Aon Global Ltd. 4.25%, 12/12/2042	1,856,010
7,000,000	Aon North America, Inc. 5.30%, 03/01/2031	7,203,021
3,600,000	Ardonagh Finco Ltd. 7.75%, 02/15/2031(2)	3,664,095
	Athene Global Funding
7,000,000	2.67%, 06/07/2031(2)	6,073,787
14,500,000	2.72%, 01/07/2029(2)	13,432,739
14,850,000	5.62%, 05/08/2026(2)	14,999,546
8,690,000	Corebridge Global Funding 5.90%, 09/19/2028(2)	9,067,406
	Equitable Financial Life Global Funding
16,470,000	1.70%, 11/12/2026(2)	15,822,031
6,100,000	1.80%, 03/08/2028(2)	5,667,950
7,660,000	5.00%, 03/27/2030(2)	7,751,270
7,945,000	Equitable Holdings, Inc. 4.35%, 04/20/2028	7,904,441
13,178,000	Fortitude Group Holdings LLC 6.25%, 04/01/2030(2)	13,371,060
23,630,000	Guardian Life Global Funding 4.80%, 04/28/2030(2)	23,942,857
	HUB International Ltd.
2,000,000	7.25%, 06/15/2030(2)	2,074,486
4,265,000	7.38%, 01/31/2032(2)	4,393,982
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Insurance - 2.0% - (continued)
$ 8,915,000	Jackson National Life Global Funding 5.55%, 07/02/2027(2)	$9,098,169
16,415,000	Liberty Mutual Group, Inc. 4.30%, 02/01/2061(2)	10,226,285
6,985,000	Marsh & McLennan Cos., Inc. 4.75%, 03/15/2039	6,576,016
4,940,000	Nationwide Mutual Insurance Co. 9.38%, 08/15/2039(2)	6,459,410
965,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(2)(5)	979,025
12,865,000	Northwestern Mutual Global Funding 5.16%, 05/28/2031(2)	13,179,408
4,255,000	Protective Life Global Funding 5.47%, 12/08/2028(2)	4,413,324
	SBL Holdings, Inc.
1,175,000	5.00%, 02/18/2031(2)	1,048,222
225,000	7.20%, 10/30/2034(2)	210,929
11,040,000	Willis North America, Inc. 4.65%, 06/15/2027	11,083,123
		233,098,730
	Internet - 0.7%
	Alphabet, Inc.
25,400,000	4.50%, 05/15/2035(4)	25,063,806
2,560,000	5.25%, 05/15/2055(4)	2,526,761
2,575,000	5.30%, 05/15/2065(4)	2,544,037
11,020,000	Amazon.com, Inc. 3.95%, 04/13/2052	8,686,966
160,000	Gen Digital, Inc. 7.13%, 09/30/2030(2)	164,740
	Meta Platforms, Inc.
5,000,000	4.45%, 08/15/2052	4,159,130
8,135,000	4.55%, 08/15/2031	8,246,238
8,040,000	5.40%, 08/15/2054	7,736,146
13,380,000	5.60%, 05/15/2053	13,275,343
	Rakuten Group, Inc.
1,600,000	8.13%, 12/15/2029, (8.13% fixed rate until 12/15/2029; 5 yr. USD CMT + 4.25% thereafter)(2)(5)(6)	1,504,962
1,325,000	9.75%, 04/15/2029(2)	1,397,623
	United Group BV
EUR 1,100,000	6.75%, 02/15/2031(2)	1,276,496
1,475,000	6.81%, 02/15/2031, 3 mo. EURIBOR + 4.25%(2)(7)	1,662,600
		78,244,848
	Investment Company Security - 0.0%
	Abu Dhabi Developmental Holding Co. PJSC
$ 855,000	5.25%, 10/02/2054(2)	781,094
485,000	5.38%, 05/08/2029(2)	499,467
5,345,000	JAB Holdings BV 3.75%, 05/28/2051(2)	3,520,823
		4,801,384
	Iron/Steel - 0.1%
2,353,000	ATI, Inc. 4.88%, 10/01/2029	2,247,941
715,000	CSN Resources SA 4.63%, 06/10/2031(1)	541,639
200,000	JSW Steel Ltd. 5.05%, 04/05/2032(1)	177,607
2,841,000	Krakatau Posco PT 6.38%, 06/11/2029(1)	2,813,612
		5,780,799
	IT Services - 1.0%
2,900,000	Amentum Holdings, Inc. 7.25%, 08/01/2032(2)(10)	2,949,990
	Apple, Inc.
12,960,000	2.70%, 08/05/2051	8,042,129
The accompanying notes are an integral part of these financial statements.

12

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	IT Services - 1.0% - (continued)
$ 6,520,000	3.85%, 08/04/2046	$5,262,874
7,280,000	3.95%, 08/08/2052	5,770,526
3,620,000	4.38%, 05/13/2045	3,188,551
6,435,000	Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(2)	6,578,031
	Gartner, Inc.
106,000	3.63%, 06/15/2029(2)	99,640
360,000	3.75%, 10/01/2030(2)	331,200
125,000	4.50%, 07/01/2028(2)	123,210
10,780,000	Hewlett Packard Enterprise Co. 4.85%, 10/15/2031	10,650,079
	IBM International Capital Pte. Ltd.
11,320,000	4.75%, 02/05/2031	11,387,338
30,050,000	5.25%, 02/05/2044	28,345,654
3,080,000	5.30%, 02/05/2054	2,831,949
2,750,000	Insight Enterprises, Inc. 6.63%, 05/15/2032(2)	2,789,886
	International Business Machines Corp.
4,755,000	4.15%, 05/15/2039	4,125,147
13,240,000	5.00%, 02/10/2032	13,375,294
6,675,000	McAfee Corp. 7.38%, 02/15/2030(2)	5,765,778
		111,617,276
	Leisure Time - 0.1%
2,715,000	Carnival Corp. 6.00%, 05/01/2029(2)	2,699,002
	NCL Corp. Ltd.
965,000	5.88%, 02/15/2027(2)	960,499
1,935,000	6.75%, 02/01/2032(2)	1,889,411
300,000	8.13%, 01/15/2029(2)	314,165
	Viking Cruises Ltd.
575,000	5.88%, 09/15/2027(2)	573,833
2,350,000	9.13%, 07/15/2031(2)	2,512,608
		8,949,518
	Lodging - 0.2%
	Fortune Star BVI Ltd.
EUR 885,000	3.95%, 10/02/2026(1)	953,756
$ 1,495,000	5.00%, 05/18/2026(1)	1,442,191
1,445,000	5.05%, 01/27/2027(1)	1,358,305
	Las Vegas Sands Corp.
7,940,000	3.50%, 08/18/2026	7,763,456
1,295,000	5.63%, 06/15/2028(4)	1,297,972
1,340,000	6.00%, 06/14/2030(4)	1,347,540
900,000	6.20%, 08/15/2034	881,894
	Melco Resorts Finance Ltd.
1,480,000	5.38%, 12/04/2029(1)	1,335,514
835,000	5.38%, 12/04/2029(2)	753,483
800,000	5.75%, 07/21/2028(1)	754,514
930,000	Sands China Ltd. 3.80%, 01/08/2026(11)	918,892
3,165,000	Station Casinos LLC 6.63%, 03/15/2032(2)	3,146,642
2,729,000	Studio City Finance Ltd. 5.00%, 01/15/2029(1)	2,396,278
	Wynn Macau Ltd.
460,000	5.13%, 12/15/2029(1)	424,686
200,000	5.63%, 08/26/2028(2)	190,901
		24,966,024
	Machinery-Diversified - 0.3%
15,910,000	Deere & Co. 5.45%, 01/16/2035	16,451,593
8,060,000	Ingersoll Rand, Inc. 5.70%, 08/14/2033	8,283,035
7,475,000	Otis Worldwide Corp. 5.13%, 11/19/2031	7,604,506
1,400,000	TK Elevator Holdco GmbH 7.63%, 07/15/2028(2)	1,402,398
1,470,000	TK Elevator U.S. Newco, Inc. 5.25%, 07/15/2027(2)	1,447,505
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Machinery-Diversified - 0.3% - (continued)
	Westinghouse Air Brake Technologies Corp.
$ 2,205,000	3.20%, 06/15/2025	$2,199,976
3,270,000	5.61%, 03/11/2034	3,358,971
		40,747,984
	Media - 1.5%
	CCO Holdings LLC/CCO Holdings Capital Corp.
9,955,000	4.25%, 02/01/2031(2)	8,994,574
5,250,000	4.25%, 01/15/2034(2)	4,422,538
2,670,000	4.50%, 08/15/2030(2)	2,479,320
2,425,000	4.75%, 02/01/2032(2)	2,194,528
1,325,000	5.00%, 02/01/2028(2)	1,292,742
875,000	7.38%, 03/01/2031(2)	901,206
	Charter Communications Operating LLC/Charter Communications Operating Capital
14,685,000	2.25%, 01/15/2029	13,324,222
5,890,000	2.80%, 04/01/2031	5,115,388
10,000,000	3.50%, 03/01/2042	6,709,448
880,000	3.70%, 04/01/2051	542,260
5,000,000	3.85%, 04/01/2061	2,959,269
1,605,000	4.80%, 03/01/2050	1,195,523
10,990,000	5.38%, 05/01/2047	8,916,560
4,595,000	5.75%, 04/01/2048	3,922,784
8,658,000	6.48%, 10/23/2045	8,064,457
	Comcast Corp.
10,000,000	2.94%, 11/01/2056	5,804,937
4,900,000	2.99%, 11/01/2063	2,751,872
6,605,000	3.25%, 11/01/2039	5,111,530
6,640,000	3.40%, 07/15/2046	4,683,185
7,000,000	3.75%, 04/01/2040	5,740,400
	CSC Holdings LLC
2,525,000	5.75%, 01/15/2030(2)	1,266,387
5,470,000	11.75%, 01/31/2029(2)	5,171,438
1,425,000	Directv Financing LLC 8.88%, 02/01/2030(2)	1,359,706
	Directv Financing LLC/Directv Financing Co-Obligor, Inc.
280,000	5.88%, 08/15/2027(2)	270,613
1,500,000	10.00%, 02/15/2031(2)	1,420,493
	Discovery Communications LLC
6,110,000	3.95%, 06/15/2025	6,096,674
1,145,000	4.13%, 05/15/2029	1,070,559
	Paramount Global
4,225,000	4.20%, 05/19/2032	3,780,224
780,000	4.38%, 03/15/2043	561,869
24,500,000	4.95%, 01/15/2031	23,702,344
3,025,000	6.88%, 04/30/2036	3,037,359
2,595,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(2)(10)	2,055,290
4,635,000	Sunrise FinCo I BV 4.88%, 07/15/2031(2)	4,250,295
1,565,000	Time Warner Cable Enterprises LLC 8.38%, 07/15/2033	1,781,394
	Time Warner Cable LLC
10,420,000	4.50%, 09/15/2042	7,803,460
5,340,000	5.88%, 11/15/2040	4,866,054
2,825,000	6.75%, 06/15/2039	2,820,369
	Univision Communications, Inc.
1,185,000	4.50%, 05/01/2029(2)	1,016,157
4,800,000	8.50%, 07/31/2031(2)	4,532,527
	Virgin Media Secured Finance PLC
GBP 1,200,000	4.25%, 01/15/2030(1)	1,436,758
$ 1,785,000	4.50%, 08/15/2030(2)	1,604,567
The accompanying notes are an integral part of these financial statements.

13

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Media - 1.5% - (continued)
	VTR Comunicaciones SpA
$ 200,000	4.38%, 04/15/2029(1)	$174,777
400,000	5.13%, 01/15/2028(1)	375,447
2,100,000	VZ Secured Financing BV 5.00%, 01/15/2032(2)	1,832,557
2,770,000	Ziggo BV 4.88%, 01/15/2030(2)	2,550,183
		179,964,244
	Metal Fabricate/Hardware - 0.0%
	Advanced Drainage Systems, Inc.
949,000	5.00%, 09/30/2027(2)	938,489
2,051,000	6.38%, 06/15/2030(2)	2,082,637
		3,021,126
	Mining - 1.4%
	Anglo American Capital PLC
20,570,000	3.88%, 03/16/2029(2)	19,917,349
1,001,000	4.88%, 05/14/2025(2)	1,000,851
8,630,000	5.63%, 04/01/2030(2)	8,848,406
12,000,000	5.75%, 04/05/2034(2)	12,082,950
735,000	AngloGold Ashanti Holdings PLC 3.75%, 10/01/2030	684,566
21,335,000	BHP Billiton Finance USA Ltd. 5.13%, 02/21/2032	21,592,832
	Constellium SE
680,000	3.75%, 04/15/2029(2)	624,881
1,216,000	5.63%, 06/15/2028(2)	1,196,549
	First Quantum Minerals Ltd.
625,000	8.00%, 03/01/2033(2)	618,362
200,000	9.38%, 03/01/2029(2)	209,790
	FMG Resources August 2006 Pty. Ltd.
1,510,000	4.38%, 04/01/2031(2)	1,366,598
1,050,000	4.50%, 09/15/2027(2)	1,024,247
13,210,000	5.88%, 04/15/2030(2)	13,060,198
428,000	Freeport Indonesia PT 5.32%, 04/14/2032(1)	422,524
	Glencore Funding LLC
13,275,000	4.91%, 04/01/2028(2)	13,408,468
11,720,000	5.40%, 05/08/2028(2)	11,969,028
1,630,000	5.89%, 04/04/2054(2)	1,537,255
16,575,000	6.13%, 10/06/2028(2)	17,308,303
6,150,000	6.14%, 04/01/2055(2)	5,959,135
11,910,000	6.38%, 10/06/2030(2)	12,686,441
3,622,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(2)	3,533,018
305,000	Kaiser Aluminum Corp. 4.50%, 06/01/2031(2)	274,080
	Navoi Mining & Metallurgical Combinat
1,240,000	6.70%, 10/17/2028(2)	1,263,686
1,015,000	6.95%, 10/17/2031(2)	1,022,449
2,955,000	Novelis Corp. 4.75%, 01/30/2030(2)	2,747,814
200,000	Perenti Finance Pty. Ltd. 7.50%, 04/26/2029(2)(3)	207,500
	Stillwater Mining Co.
2,300,000	4.50%, 11/16/2029(1)	1,931,393
490,000	4.50%, 11/16/2029(2)	411,471
	Vedanta Resources Finance II PLC
200,000	9.48%, 07/24/2030(2)	183,808
610,000	9.85%, 04/24/2033(2)	553,377
200,000	9.85%, 04/24/2033(1)	181,435
400,000	10.88%, 09/17/2029(1)	388,178
1,925,000	11.25%, 12/03/2031(2)	1,896,519
	WE Soda Investments Holding PLC
1,030,000	9.38%, 02/14/2031(2)	1,043,493
2,335,000	9.50%, 10/06/2028(2)	2,388,121
325,000	9.50%, 10/06/2028(1)	332,394
		163,877,469
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Office/Business Equipment - 0.1%
	CDW LLC/CDW Finance Corp.
$ 5,064,000	3.25%, 02/15/2029	$4,716,891
12,895,000	3.28%, 12/01/2028	12,098,980
330,000	3.57%, 12/01/2031	297,071
		17,112,942
	Oil & Gas - 2.2%
	Aker BP ASA
648,000	4.00%, 01/15/2031(2)	604,143
8,290,000	5.13%, 10/01/2034(2)	7,744,618
2,140,000	6.00%, 06/13/2033(2)	2,148,898
1,460,000	Apache Corp. 4.75%, 04/15/2043	1,103,164
	Azule Energy Finance PLC
2,495,000	8.13%, 01/23/2030(2)	2,405,180
655,000	8.13%, 01/23/2030(1)	631,584
	BP Capital Markets America, Inc.
6,925,000	2.94%, 06/04/2051	4,249,938
7,125,000	3.06%, 06/17/2041	5,131,287
10,012,000	3.38%, 02/08/2061	6,268,834
	ConocoPhillips Co.
5,325,000	3.80%, 03/15/2052	3,790,416
8,195,000	4.70%, 01/15/2030	8,267,327
5,795,000	5.55%, 03/15/2054	5,415,996
3,330,000	5.65%, 01/15/2065	3,080,028
	Coterra Energy, Inc.
7,200,000	5.40%, 02/15/2035	6,957,482
5,268,000	5.60%, 03/15/2034	5,186,838
2,950,000	5.90%, 02/15/2055	2,682,302
	CVR Energy, Inc.
305,000	5.75%, 02/15/2028(2)	278,352
160,000	8.50%, 01/15/2029(2)	147,023
455,000	Devon Energy Corp. 5.20%, 09/15/2034	426,614
4,145,000	Diamond Foreign Asset Co./Diamond Finance LLC 8.50%, 10/01/2030(2)	3,962,661
	Diamondback Energy, Inc.
1,840,000	6.25%, 03/15/2033	1,921,051
12,629,000	6.25%, 03/15/2053	11,942,277
	Ecopetrol SA
2,432,000	4.63%, 11/02/2031	1,986,329
710,000	5.88%, 05/28/2045	475,793
13,310,000	7.75%, 02/01/2032	12,690,457
5,335,000	8.38%, 01/19/2036	4,994,027
1,805,000	Empresa Nacional del Petroleo 5.25%, 11/06/2029(1)	1,811,422
1,912,000	Energean Israel Finance Ltd. 5.88%, 03/30/2031(1)	1,728,983
5,000,000	Eni SpA 5.50%, 05/15/2034(2)	4,955,436
7,570,000	EOG Resources, Inc. 5.65%, 12/01/2054	7,178,500
	EQT Corp.
205,000	4.50%, 01/15/2029(2)	198,849
905,000	4.75%, 01/15/2031(2)	874,008
190,000	7.50%, 06/01/2030(2)	204,302
3,365,000	Equinor ASA 3.63%, 04/06/2040	2,740,569
	Hess Corp.
3,733,000	7.13%, 03/15/2033	4,192,379
7,867,000	7.30%, 08/15/2031	8,845,209
660,000	Hilcorp Energy I LP/Hilcorp Finance Co. 6.00%, 02/01/2031(2)	592,399
1,460,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(2)(4)	1,505,625
435,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(1)	420,330
	Matador Resources Co.
175,000	6.25%, 04/15/2033(2)	165,182
1,005,000	6.50%, 04/15/2032(2)	968,034
The accompanying notes are an integral part of these financial statements.

14

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Oil & Gas - 2.2% - (continued)
$ 2,200,000	6.88%, 04/15/2028(2)	$2,187,770
575,000	Medco Laurel Tree Pte. Ltd. 6.95%, 11/12/2028(1)	563,497
2,080,000	Nabors Industries, Inc. 9.13%, 01/31/2030(2)	1,883,566
2,865,000	Noble Finance II LLC 8.00%, 04/15/2030(2)	2,729,678
1,725,000	Northern Oil & Gas, Inc. 8.75%, 06/15/2031(2)	1,657,259
260,000	Occidental Petroleum Corp. 6.13%, 01/01/2031	262,489
235,000	Ovintiv, Inc. 6.25%, 07/15/2033	231,613
	Patterson-UTI Energy, Inc.
65,000	5.15%, 11/15/2029	62,836
15,240,000	7.15%, 10/01/2033	14,994,508
	Permian Resources Operating LLC
1,020,000	6.25%, 02/01/2033(2)	997,457
2,530,000	8.00%, 04/15/2027(2)	2,574,442
435,000	Petroleos de Venezuela SA 6.00%, 05/16/2024(1)(8)	50,460
1,245,000	Petroleos Mexicanos 6.75%, 09/21/2047	836,173
	Petronas Capital Ltd.
1,335,000	4.95%, 01/03/2031(2)	1,354,617
695,000	5.34%, 04/03/2035(2)	706,061
1,300,000	5.85%, 04/03/2055(2)	1,292,469
	Phillips 66 Co.
4,295,000	4.95%, 03/15/2035	4,048,367
6,800,000	5.25%, 06/15/2031	6,930,850
1,320,000	Pluspetrol Camisea SA/Pluspetrol Lote 56 SA 6.24%, 07/03/2036(2)	1,346,681
	Raizen Fuels Finance SA
1,520,000	6.70%, 02/25/2037(2)	1,487,260
1,635,000	6.95%, 03/05/2054(2)	1,545,800
1,190,000	Range Resources Corp. 4.75%, 02/15/2030(2)	1,125,016
	Saudi Arabian Oil Co.
4,715,000	5.75%, 07/17/2054(2)	4,380,235
2,930,000	5.88%, 07/17/2064(1)	2,697,475
4,199,000	Shell Finance U.S., Inc. 4.00%, 05/10/2046	3,317,902
	Shell International Finance BV
8,000,000	2.88%, 11/26/2041	5,649,848
9,955,000	3.00%, 11/26/2051	6,283,489
	SM Energy Co.
3,075,000	6.50%, 07/15/2028	2,947,497
2,029,000	6.75%, 08/01/2029(2)	1,894,334
1,451,000	7.00%, 08/01/2032(2)	1,337,638
1,205,000	State Oil Co. of the Azerbaijan Republic 6.95%, 03/18/2030(1)	1,253,200
3,735,000	Suncor Energy, Inc. 4.00%, 11/15/2047	2,683,950
	Sunoco LP
1,495,000	6.25%, 07/01/2033(2)	1,492,987
1,045,000	7.00%, 05/01/2029(2)	1,074,430
1,840,000	7.25%, 05/01/2032(2)	1,908,108
	Talos Production, Inc.
825,000	9.00%, 02/01/2029(2)	790,878
2,700,000	9.38%, 02/01/2031(2)	2,538,611
	Thaioil Treasury Center Co. Ltd.
400,000	3.50%, 10/17/2049(1)	235,381
805,000	3.75%, 06/18/2050(1)	495,696
2,547,000	5.38%, 11/20/2048(1)	2,062,793
	TotalEnergies Capital SA
6,225,000	5.28%, 09/10/2054	5,735,961
4,235,000	5.64%, 04/05/2064	3,985,083
	Transocean, Inc.
2,075,000	8.50%, 05/15/2031(2)	1,604,056
3,620,000	8.75%, 02/15/2030(2)	3,538,515
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Oil & Gas - 2.2% - (continued)
	Vital Energy, Inc.
$ 425,000	7.75%, 07/31/2029(2)	$358,374
480,000	7.88%, 04/15/2032(2)(3)	372,909
2,675,000	9.75%, 10/15/2030	2,266,178
	YPF SA
1,515,000	6.95%, 07/21/2027(1)	1,485,273
2,086,000	8.25%, 01/17/2034(2)	2,023,582
		254,157,098
	Oil & Gas Services - 0.1%
2,747,000	Enerflex Ltd. 9.00%, 10/15/2027(2)	2,809,566
3,160,000	USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 03/15/2029(2)	3,190,623
5,500,000	Weatherford International Ltd. 8.63%, 04/30/2030(2)	5,451,634
		11,451,823
	Packaging & Containers - 0.3%
	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
2,840,000	4.13%, 08/15/2026(2)	2,505,562
3,135,000	5.25%, 08/15/2027(2)	1,442,100
	Clydesdale Acquisition Holdings, Inc.
1,520,000	6.63%, 04/15/2029(2)	1,531,155
1,360,000	6.75%, 04/15/2032(2)	1,390,603
1,900,000	8.75%, 04/15/2030(2)	1,957,614
	Graphic Packaging International LLC
1,335,000	3.75%, 02/01/2030(2)	1,226,941
2,575,000	6.38%, 07/15/2032(2)	2,587,672
3,495,000	LABL, Inc. 8.63%, 10/01/2031(2)	2,857,162
	Mauser Packaging Solutions Holding Co.
1,715,000	7.88%, 04/15/2027(2)	1,719,528
1,475,000	9.25%, 04/15/2027(2)	1,353,335
	Owens-Brockway Glass Container, Inc.
2,620,000	7.25%, 05/15/2031(2)	2,601,783
1,875,000	7.38%, 06/01/2032(2)	1,829,654
972,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(1)(11)	891,810
16,225,000	Sealed Air Corp. 1.57%, 10/15/2026(2)	15,476,388
		39,371,307
	Pharmaceuticals - 1.7%
4,930,000	1261229 BC Ltd. 10.00%, 04/15/2032(2)	4,827,328
	AbbVie, Inc.
4,630,000	4.05%, 11/21/2039	4,010,980
7,300,000	4.45%, 05/14/2046	6,220,006
19,525,000	Astrazeneca Finance LLC 4.90%, 02/26/2031	20,047,656
5,000,000	AstraZeneca PLC 4.00%, 09/18/2042	4,186,562
200,000	Bayer U.S. Finance LLC 6.38%, 11/21/2030(2)	210,544
	Bristol-Myers Squibb Co.
10,365,000	3.55%, 03/15/2042	8,060,443
2,310,000	6.25%, 11/15/2053	2,427,286
	Cardinal Health, Inc.
10,210,000	5.00%, 11/15/2029	10,379,908
13,200,000	5.13%, 02/15/2029	13,484,807
5,500,000	5.35%, 11/15/2034	5,520,548
	CVS Health Corp.
3,340,000	1.88%, 02/28/2031	2,817,969
10,850,000	2.13%, 09/15/2031	9,132,362
8,115,000	4.78%, 03/25/2038	7,318,708
The accompanying notes are an integral part of these financial statements.

15

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pharmaceuticals - 1.7% - (continued)
$ 12,520,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(5)	$12,664,586
	CVS Pass-Through Trust
5,232	6.04%, 12/10/2028	5,298
14,317	6.94%, 01/10/2030	14,729
	Eli Lilly & Co.
5,635,000	4.60%, 08/14/2034	5,553,791
5,670,000	4.70%, 02/09/2034	5,622,774
14,945,000	4.90%, 02/12/2032	15,337,412
9,450,000	5.50%, 02/12/2055	9,474,652
5,805,000	5.60%, 02/12/2065	5,793,006
	Pfizer Investment Enterprises Pte. Ltd.
7,965,000	5.11%, 05/19/2043	7,482,015
5,955,000	5.34%, 05/19/2063	5,404,017
10,000,000	Pfizer, Inc. 4.30%, 06/15/2043	8,471,244
6,000,000	Takeda Pharmaceutical Co. Ltd. 5.30%, 07/05/2034	6,048,564
EUR 1,545,000	Teva Pharmaceutical Finance Netherlands II BV 7.88%, 09/15/2031	2,070,306
	Teva Pharmaceutical Finance Netherlands III BV
$ 12,492,000	3.15%, 10/01/2026	12,070,247
8,925,000	4.75%, 05/09/2027	8,755,634
823,000	Viatris, Inc. 2.70%, 06/22/2030	712,472
		204,125,854
	Pipelines - 1.8%
2,211,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(1)	1,813,683
	Antero Midstream Partners LP/Antero Midstream Finance Corp.
65,000	5.38%, 06/15/2029(2)	63,434
2,750,000	5.75%, 01/15/2028(2)	2,733,513
1,400,000	6.63%, 02/01/2032(2)	1,414,472
	Buckeye Partners LP
735,000	4.13%, 12/01/2027	706,174
3,530,000	4.50%, 03/01/2028(2)	3,403,167
2,174,000	5.60%, 10/15/2044	1,781,180
335,000	6.75%, 02/01/2030(2)	340,865
1,610,000	6.88%, 07/01/2029(2)	1,640,329
	Columbia Pipelines Holding Co. LLC
5,130,000	5.10%, 10/01/2031(2)	5,063,476
5,725,000	5.68%, 01/15/2034(2)	5,667,139
	Columbia Pipelines Operating Co. LLC
5,205,000	5.93%, 08/15/2030(2)	5,443,333
4,037,000	6.54%, 11/15/2053(2)	4,111,674
	DT Midstream, Inc.
3,385,000	4.13%, 06/15/2029(2)	3,176,921
40,000	4.38%, 06/15/2031(2)	36,842
	EIG Pearl Holdings SARL
962,863	3.55%, 08/31/2036(1)	850,838
604,520	3.55%, 08/31/2036(2)	534,186
15,980,000	Enbridge, Inc. 5.70%, 03/08/2033	16,309,783
	Energy Transfer LP
2,675,000	2.90%, 05/15/2025	2,672,878
2,395,000	5.25%, 07/01/2029	2,427,149
3,853,000	5.30%, 04/15/2047	3,253,719
2,425,000	5.55%, 05/15/2034	2,386,635
2,545,000	6.00%, 06/15/2048	2,343,580
4,245,000	6.10%, 12/01/2028	4,440,288
15,110,000	6.40%, 12/01/2030	16,067,405
4,015,000	6.55%, 12/01/2033	4,226,647
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Pipelines - 1.8% - (continued)
$ 6,910,000	8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(5)	$7,172,165
	Galaxy Pipeline Assets Bidco Ltd.
10,345,479	2.16%, 03/31/2034(2)	9,109,319
1,809,703	2.16%, 03/31/2034(1)	1,591,726
915,000	2.63%, 03/31/2036(2)	770,887
	Greensaif Pipelines Bidco SARL
8,088,000	6.10%, 08/23/2042(2)	8,016,826
530,000	6.13%, 02/23/2038(1)	540,711
6,800,000	Hess Midstream Operations LP 6.50%, 06/01/2029(2)	6,905,872
	Kinder Morgan, Inc.
2,095,000	5.15%, 06/01/2030(4)	2,115,015
3,830,000	5.85%, 06/01/2035(4)	3,877,808
1,992,000	ONEOK Partners LP 6.13%, 02/01/2041	1,954,670
	ONEOK, Inc.
6,225,000	4.75%, 10/15/2031	6,072,526
6,585,000	4.85%, 02/01/2049	5,204,464
14,335,000	5.05%, 11/01/2034	13,593,086
7,145,000	5.70%, 11/01/2054	6,340,023
6,474,000	6.35%, 01/15/2031	6,843,866
2,950,000	Rockies Express Pipeline LLC 6.75%, 03/15/2033(2)	2,997,300
270,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(2)(5)	269,731
	Targa Resources Corp.
13,270,000	5.55%, 08/15/2035	13,001,556
4,352,000	6.25%, 07/01/2052	4,185,342
3,850,000	6.50%, 03/30/2034	4,044,988
3,188,000	6.50%, 02/15/2053	3,166,358
590,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(5)	578,577
1,085,000	Transcanada Trust 5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(5)	1,001,112
	Whistler Pipeline LLC
595,000	5.40%, 09/30/2029(2)	599,499
8,723,000	5.70%, 09/30/2031(2)	8,853,190
		211,715,927
	Real Estate - 0.1%
GBP 2,950,000	Canary Wharf Group Investment Holdings PLC 3.38%, 04/23/2028(1)	3,478,329
	Country Garden Holdings Co. Ltd.
$ 200,000	4.20%, 02/06/2026(1)(8)	17,030
200,000	5.40%, 05/27/2025(1)(8)	16,000
860,000	5.63%, 01/14/2030(1)(8)	69,677
3,109,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(1)	3,085,125
480,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(1)	443,062
470,000	GLP Pte. Ltd. 3.88%, 06/04/2025(1)	465,298
1,190,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(1)	1,136,527
		8,711,048
	Real Estate Investment Trusts - 1.8%
8,450,000	American Tower Corp. 5.25%, 07/15/2028	8,636,820
12,670,000	American Tower Trust I 5.49%, 03/15/2053(2)	12,891,078
The accompanying notes are an integral part of these financial statements.

16

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Real Estate Investment Trusts - 1.8% - (continued)
	Brandywine Operating Partnership LP
$ 1,145,000	4.55%, 10/01/2029	$1,044,710
105,000	8.30%, 03/15/2028(11)	108,534
500,000	8.88%, 04/12/2029	524,367
	Brixmor Operating Partnership LP
14,080,000	4.13%, 05/15/2029	13,723,830
17,010,000	5.20%, 04/01/2032	16,999,835
	Cousins Properties LP
9,090,000	5.38%, 02/15/2032	9,008,618
3,000,000	5.88%, 10/01/2034	3,001,931
	Crown Castle, Inc.
30,455,000	2.90%, 03/15/2027	29,543,237
6,880,000	3.30%, 07/01/2030	6,365,206
6,725,000	3.65%, 09/01/2027	6,576,759
6,557,000	4.15%, 07/01/2050	4,880,581
3,457,000	4.30%, 02/15/2029	3,398,066
6,766,000	4.90%, 09/01/2029	6,782,361
10,140,000	5.60%, 06/01/2029	10,417,366
	GLP Capital LP/GLP Financing II, Inc.
5,990,000	3.25%, 01/15/2032	5,161,156
570,000	4.00%, 01/15/2030	537,300
6,715,000	4.00%, 01/15/2031	6,227,891
4,750,000	5.30%, 01/15/2029	4,745,379
4,253,000	5.75%, 06/01/2028	4,320,189
	Hudson Pacific Properties LP
2,555,000	4.65%, 04/01/2029	1,829,551
595,000	5.95%, 02/15/2028	496,994
	Iron Mountain, Inc.
1,050,000	5.25%, 07/15/2030(2)	1,017,518
370,000	6.25%, 01/15/2033(2)	369,323
2,575,000	7.00%, 02/15/2029(2)	2,644,793
2,925,000	Pebblebrook Hotel LP/PEB Finance Corp. 6.38%, 10/15/2029(2)	2,872,406
8,145,000	Realty Income Corp. 5.13%, 04/15/2035	8,072,140
	RHP Hotel Properties LP/RHP Finance Corp.
345,000	6.50%, 04/01/2032(2)	343,849
3,345,000	7.25%, 07/15/2028(2)	3,437,650
	Simon Property Group LP
3,885,000	3.25%, 09/13/2049	2,562,051
19,120,000	4.75%, 09/26/2034	18,280,646
	Trust Fibra Uno
1,140,000	4.87%, 01/15/2030(1)	1,056,962
245,000	4.87%, 01/15/2030(2)	227,154
2,445,000	7.38%, 02/13/2034(2)	2,420,463
15,360,000	Welltower OP LLC 2.75%, 01/15/2032	13,501,764
		214,028,478
	Retail - 0.7%
	1011778 BC ULC/New Red Finance, Inc.
1,805,000	3.50%, 02/15/2029(2)	1,687,276
755,000	3.88%, 01/15/2028(2)	724,949
2,020,000	4.38%, 01/15/2028(2)	1,955,553
	Asbury Automotive Group, Inc.
1,694,000	4.63%, 11/15/2029(2)	1,592,986
236,000	4.75%, 03/01/2030	220,706
1,445,000	5.00%, 02/15/2032(2)	1,316,873
11,775,000	AutoZone, Inc. 4.75%, 02/01/2033	11,510,272
3,265,000	Cougar JV Subsidiary LLC 8.00%, 05/15/2032(2)	3,385,599
290,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc. 4.63%, 01/15/2029(2)	268,650
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Retail - 0.7% - (continued)
	FirstCash, Inc.
$ 1,575,000	4.63%, 09/01/2028(2)	$1,527,170
130,000	5.63%, 01/01/2030(2)	127,817
7,028,000	LBM Acquisition LLC 6.25%, 01/15/2029(2)	6,158,511
	McDonald's Corp.
16,555,000	4.60%, 05/15/2030	16,668,750
5,000,000	6.30%, 10/15/2037	5,439,423
1,325,000	Michaels Cos., Inc. 5.25%, 05/01/2028(2)	690,432
55,000	Murphy Oil USA, Inc. 3.75%, 02/15/2031(2)	49,571
9,570,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	9,352,419
	PetSmart, Inc./PetSmart Finance Corp.
3,255,000	4.75%, 02/15/2028(2)	3,110,973
2,375,000	7.75%, 02/15/2029(2)	2,212,017
3,116,000	Specialty Building Products Holdings LLC/SBP Finance Corp. 7.75%, 10/15/2029(2)	2,927,891
5,550,000	Staples, Inc. 10.75%, 09/01/2029(2)	4,808,602
1,700,000	Victoria's Secret & Co. 4.63%, 07/15/2029(2)	1,482,142
2,000,000	Walgreens Boots Alliance, Inc. 8.13%, 08/15/2029	2,080,898
	Yum! Brands, Inc.
896,000	4.63%, 01/31/2032	843,421
865,000	4.75%, 01/15/2030(2)	839,528
563,000	5.38%, 04/01/2032	553,255
3,439,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(1)	3,364,811
		84,900,495
	Semiconductors - 0.7%
	Broadcom, Inc.
5,685,000	4.35%, 02/15/2030	5,616,110
7,839,000	4.93%, 05/15/2037(2)	7,507,769
14,025,000	Entegris, Inc. 4.75%, 04/15/2029(2)	13,648,172
200,000	Foundry JV Holdco LLC 5.50%, 01/25/2031(2)	202,372
	Intel Corp.
3,500,000	2.80%, 08/12/2041	2,264,774
3,000,000	3.05%, 08/12/2051	1,722,701
5,000,000	5.63%, 02/10/2043	4,612,506
4,560,000	Marvell Technology, Inc. 5.75%, 02/15/2029	4,719,033
540,000	Microchip Technology, Inc. 5.05%, 02/15/2030	537,538
	Micron Technology, Inc.
310,000	2.70%, 04/15/2032	262,526
11,950,000	4.19%, 02/15/2027	11,952,461
10,000,000	5.30%, 01/15/2031	10,043,736
4,295,000	5.65%, 11/01/2032	4,350,466
290,000	NXP BV/NXP Funding LLC/NXP USA, Inc. 3.40%, 05/01/2030	268,433
600,000	Qorvo, Inc. 3.38%, 04/01/2031(2)	524,538
	QUALCOMM, Inc.
9,695,000	4.30%, 05/20/2047	7,970,482
3,395,000	4.50%, 05/20/2052	2,810,916
		79,014,533
	Software - 1.4%
6,005,000	AthenaHealth Group, Inc. 6.50%, 02/15/2030(2)	5,739,887
1,500,000	Central Parent, Inc./CDK Global, Inc. 7.25%, 06/15/2029(2)	1,286,318
	Cloud Software Group, Inc.
1,250,000	8.25%, 06/30/2032(2)	1,303,898
1,500,000	9.00%, 09/30/2029(2)	1,511,145
22,900,000	Fiserv, Inc. 4.75%, 03/15/2030	22,881,964
595,000	MSCI, Inc. 4.00%, 11/15/2029(2)	569,623
The accompanying notes are an integral part of these financial statements.

17

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Software - 1.4% - (continued)
	Open Text Corp.
$ 1,410,000	3.88%, 02/15/2028(2)	$1,347,741
2,650,000	3.88%, 12/01/2029(2)	2,441,706
13,365,000	6.90%, 12/01/2027(2)	13,746,229
	Open Text Holdings, Inc.
2,600,000	4.13%, 02/15/2030(2)	2,402,593
680,000	4.13%, 12/01/2031(2)	608,129
	Oracle Corp.
7,410,000	2.30%, 03/25/2028	7,008,223
6,000,000	2.65%, 07/15/2026	5,873,357
5,550,000	2.95%, 04/01/2030	5,130,373
18,654,000	3.60%, 04/01/2050	12,688,262
8,610,000	3.85%, 04/01/2060	5,761,558
7,000,000	3.90%, 05/15/2035	6,206,025
9,109,000	3.95%, 03/25/2051	6,577,265
21,160,000	4.00%, 07/15/2046	15,884,670
13,230,000	4.00%, 11/15/2047	9,811,135
5,400,000	4.70%, 09/27/2034	5,138,928
10,585,000	6.00%, 08/03/2055	10,296,134
4,300,000	6.50%, 04/15/2038	4,596,006
3,855,000	ROBLOX Corp. 3.88%, 05/01/2030(2)	3,567,435
	Rocket Software, Inc.
3,000,000	6.50%, 02/15/2029(2)	2,853,506
825,000	9.00%, 11/28/2028(2)	850,032
2,855,000	UKG, Inc. 6.88%, 02/01/2031(2)	2,937,207
		159,019,349
	Telecommunications - 1.8%
1,025,000	Africell Holding Ltd. 10.50%, 10/23/2029(1)	959,867
1,200,000	Altice France Holding SA 10.50%, 05/15/2027(2)	372,024
	Altice France SA
660,000	5.50%, 01/15/2028(2)	546,411
800,000	5.50%, 10/15/2029(2)	654,888
4,075,000	8.13%, 02/01/2027(2)	3,729,880
MXN 43,930,000	America Movil SAB de CV 9.50%, 01/27/2031	2,226,950
	AT&T, Inc.
$ 20,975,000	3.50%, 06/01/2041	16,104,926
16,539,000	3.50%, 09/15/2053	11,069,996
9,502,000	3.55%, 09/15/2055	6,363,266
12,570,000	3.65%, 06/01/2051	8,794,566
17,520,000	3.80%, 12/01/2057	12,060,071
5,300,000	4.50%, 05/15/2035	5,000,277
	Cisco Systems, Inc.
6,235,000	4.95%, 02/26/2031	6,414,948
10,645,000	4.95%, 02/24/2032	10,860,650
10,625,000	5.10%, 02/24/2035	10,763,838
5,325,000	5.30%, 02/26/2054	5,081,679
4,100,000	5.50%, 01/15/2040	4,189,074
	EchoStar Corp.
2,750,000	6.75%, 11/30/2030(12)	2,563,200
2,600,000	10.75%, 11/30/2029	2,749,585
	Fibercop SpA
1,605,000	6.38%, 11/15/2033(2)	1,531,571
1,041,000	7.20%, 07/18/2036(2)	999,742
606,000	7.72%, 06/04/2038(2)	600,682
1,455,000	Globe Telecom, Inc. 4.20%, 08/02/2026, (4.20% fixed rate until 08/02/2026; 5 yr. USD CMT + 5.53% thereafter)(1)(5)(6)	1,421,900
	Iliad Holding SASU
EUR 2,185,000	6.88%, 04/15/2031(2)	2,639,399
$ 730,000	7.00%, 10/15/2028(2)	738,900
1,095,000	7.00%, 04/15/2032(2)	1,109,927
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Telecommunications - 1.8% - (continued)
	Kaixo Bondco Telecom SA
EUR 1,385,000	5.13%, 09/30/2029(2)	$1,583,982
1,250,000	5.13%, 09/30/2029(1)	1,429,587
	Level 3 Financing, Inc.
$ 2,825,000	3.75%, 07/15/2029(2)	2,123,778
390,000	3.88%, 10/15/2030(2)	307,593
3,485,000	4.00%, 04/15/2031(2)	2,719,136
675,000	4.88%, 06/15/2029(2)	588,938
750,000	10.50%, 04/15/2029(2)	830,426
	Millicom International Cellular SA
1,385,000	4.50%, 04/27/2031(1)	1,233,536
1,080,000	6.25%, 03/25/2029(1)	1,067,506
603,000	6.25%, 03/25/2029(2)	596,024
380,000	7.38%, 04/02/2032(2)	384,550
473,000	Silknet JSC 8.38%, 01/31/2027(1)	476,732
1,533,000	Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(2)	1,542,318
	Telecom Italia Capital SA
349,000	7.20%, 07/18/2036	357,304
401,000	7.72%, 06/04/2038	417,865
	T-Mobile USA, Inc.
4,895,000	3.40%, 10/15/2052	3,247,437
11,270,000	4.20%, 10/01/2029	11,132,291
13,135,000	4.38%, 04/15/2040	11,468,546
6,580,000	5.13%, 05/15/2032	6,652,826
5,380,000	5.25%, 06/15/2055	4,813,828
10,510,000	5.30%, 05/15/2035	10,552,113
4,340,000	5.88%, 11/15/2055	4,276,649
596,000	Tower Bersama Infrastructure Tbk. PT 2.75%, 01/20/2026(1)	582,827
2,160,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(2)	2,160,786
	VEON Holdings BV
2,620,000	3.38%, 11/25/2027(1)	2,349,695
1,120,000	3.38%, 11/25/2027(2)	1,004,450
	Verizon Communications, Inc.
10,683,000	2.99%, 10/30/2056	6,347,468
13,220,000	3.40%, 03/22/2041	10,083,755
1,795,000	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(1)(11)	1,732,519
1,155,000	Vmed O2 U.K. Financing I PLC 4.75%, 07/15/2031(2)	1,015,103
		212,627,785
	Transportation - 0.4%
8,215,000	Burlington Northern Santa Fe LLC 4.55%, 09/01/2044	7,202,155
4,040,000	CSX Corp. 4.90%, 03/15/2055	3,594,758
	Norfolk Southern Corp.
5,115,000	4.55%, 06/01/2053	4,282,662
3,734,000	4.65%, 01/15/2046	3,225,268
3,630,000	5.10%, 05/01/2035(4)	3,642,789
595,000	Rumo Luxembourg SARL 5.25%, 01/10/2028(1)	587,380
1,260,000	Stonepeak Nile Parent LLC 7.25%, 03/15/2032(2)	1,279,215
	Union Pacific Corp.
14,875,000	5.10%, 02/20/2035	14,973,268
9,565,000	5.60%, 12/01/2054	9,398,439
		48,185,934
The accompanying notes are an integral part of these financial statements.

18

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 46.7% - (continued)
	Trucking & Leasing - 0.2%
	Penske Truck Leasing Co. LP/PTL Finance Corp.
$ 10,395,000	1.70%, 06/15/2026(2)	$10,058,822
6,420,000	4.40%, 07/01/2027(2)	6,393,980
5,785,000	5.25%, 02/01/2030(2)	5,880,323
3,620,000	6.20%, 06/15/2030(2)	3,828,273
		26,161,398
	Water - 0.0%
	Aegea Finance SARL
1,040,000	6.75%, 05/20/2029(1)	1,029,979
1,900,000	9.00%, 01/20/2031(2)	1,981,949
		3,011,928
	Total Corporate Bonds (cost $5,597,805,277)	$5,455,901,609
FOREIGN GOVERNMENT OBLIGATIONS - 3.4%
	Angola - 0.0%
2,478,000	Angola Government International Bonds 9.38%, 05/08/2048(1)	$1,748,663
	Argentina - 0.4%
	Argentina Republic Government International Bonds
9,955,372	0.75%, 07/09/2030(11)	7,615,859
369,000	1.00%, 07/09/2029	296,676
3,764,000	3.50%, 07/09/2041(11)	2,271,629
46,122,751	4.13%, 07/09/2035(11)	30,758,516
		40,942,680
	Armenia - 0.0%
3,730,000	Republic of Armenia International Bonds 6.75%, 03/12/2035(2)	3,538,558
	Azerbaijan - 0.0%
1,766,000	Republic of Azerbaijan International Bonds 3.50%, 09/01/2032(1)	1,541,983
	Benin - 0.0%
	Benin Government International Bonds
EUR 275,000	4.88%, 01/19/2032(1)	272,156
280,000	4.95%, 01/22/2035(1)	255,941
1,222,000	6.88%, 01/19/2052(1)	1,083,249
$ 566,000	7.96%, 02/13/2038(2)	509,179
1,441,000	7.96%, 02/13/2038(1)	1,296,525
		3,417,050
	Bermuda - 0.0%
1,397,000	Bermuda Government International Bonds 2.38%, 08/20/2030(1)	1,212,287
	Brazil - 0.1%
	Brazil Government International Bonds
7,515,000	4.75%, 01/14/2050	5,281,715
3,495,000	6.63%, 03/15/2035	3,483,337
BRL 21,381,000	Brazil Notas do Tesouro Nacional 10.00%, 01/01/2031	3,223,470
		11,988,522
	Bulgaria - 0.1%
	Bulgaria Government International Bonds
EUR 4,250,000	4.88%, 05/13/2036(1)	5,230,790
$ 2,928,000	5.00%, 03/05/2037(1)	2,832,444
		8,063,234
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Chile - 0.1%
	Chile Government International Bonds
$ 6,328,000	3.10%, 01/22/2061	$3,736,684
764,000	4.95%, 01/05/2036	745,450
2,160,000	5.65%, 01/13/2037	2,208,408
		6,690,542
	Colombia - 0.2%
	Colombia Government International Bonds
15,159,000	3.13%, 04/15/2031	12,186,192
3,479,000	4.13%, 02/22/2042	2,111,845
5,585,000	4.13%, 05/15/2051	3,082,878
2,036,000	5.00%, 06/15/2045	1,322,948
2,320,000	5.20%, 05/15/2049	1,497,590
1,884,000	5.63%, 02/26/2044	1,342,905
838,000	7.38%, 04/25/2030	849,858
1,995,000	7.75%, 11/07/2036	1,900,353
1,070,000	8.50%, 04/25/2035	1,086,819
COP 7,414,500,000	Colombia TES 7.25%, 10/18/2034	1,284,694
		26,666,082
	Costa Rica - 0.1%
	Costa Rica Government International Bonds
$ 550,000	5.63%, 04/30/2043(1)	487,370
3,270,000	7.16%, 03/12/2045(1)	3,330,615
3,140,000	7.30%, 11/13/2054(2)	3,194,771
		7,012,756
	Czech Republic - 0.0%
CZK 43,760,000	Czech Republic Government Bonds 0.95%, 05/15/2030(1)	1,749,955
	Dominican Republic - 0.1%
	Dominican Republic International Bonds
$ 4,752,000	4.50%, 01/30/2030(1)	4,416,509
3,135,000	4.88%, 09/23/2032(1)	2,811,311
1,535,000	5.50%, 02/22/2029(2)	1,511,591
761,000	5.50%, 02/22/2029(1)	749,395
285,000	5.95%, 01/25/2027(1)	285,969
557,000	6.00%, 07/19/2028(1)	560,175
200,000	6.00%, 02/22/2033(1)	192,860
		10,527,810
	Ecuador - 0.1%
	Ecuador Government International Bonds
4,980,000	0.00%, 07/31/2030(1)(13)	3,028,034
14,241,000	5.00%, 07/31/2040(1)(11)	7,424,973
7,021,543	5.50%, 07/31/2035(1)(11)	4,210,910
1,130,000	6.90%, 07/31/2030(1)(11)	844,505
		15,508,422
	Egypt - 0.2%
	Egypt Government International Bonds
EUR 1,005,000	5.63%, 04/16/2030(1)	982,345
$ 3,564,000	5.80%, 09/30/2027(1)	3,354,686
6,111,000	7.30%, 09/30/2033(1)	4,932,555
435,000	7.50%, 02/16/2061(1)	287,992
1,250,000	7.63%, 05/29/2032(1)	1,063,937
1,120,000	7.90%, 02/21/2048(1)	771,120
3,279,000	8.50%, 01/31/2047(1)	2,378,980
1,579,000	8.63%, 02/04/2030(2)	1,506,240
610,000	8.63%, 02/04/2030(1)	582,629
1,310,000	8.70%, 03/01/2049(1)	982,500
200,000	8.75%, 09/30/2051(1)	147,402
		16,990,386
The accompanying notes are an integral part of these financial statements.

19

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	El Salvador - 0.0%
	El Salvador Government International Bonds
$ 466,000	8.25%, 04/10/2032(1)	$459,341
538,000	8.63%, 02/28/2029(1)	545,931
920,000	9.65%, 11/21/2054(1)	911,803
		1,917,075
	Gabon - 0.1%
	Gabon Government International Bonds
2,819,000	6.63%, 02/06/2031(1)	2,005,358
3,090,000	6.63%, 02/06/2031(2)	2,198,065
1,110,000	7.00%, 11/24/2031(1)	784,603
		4,988,026
	Ghana - 0.0%
	Ghana Government International Bonds
765,000	5.00%, 07/03/2029(1)(11)	653,081
3,905,000	5.00%, 07/03/2035(1)(11)	2,655,400
		3,308,481
	Guatemala - 0.0%
420,000	Guatemala Government Bonds 6.55%, 02/06/2037(1)	417,088
	Hungary - 0.1%
	Hungary Government Bonds
HUF 1,228,470,000	2.25%, 04/20/2033	2,531,123
236,240,000	7.00%, 10/24/2035	669,139
	Hungary Government International Bonds
$ 10,125,000	2.13%, 09/22/2031(1)	8,223,930
2,200,000	6.25%, 09/22/2032(2)	2,267,694
635,000	Magyar Export-Import Bank Zrt 6.13%, 12/04/2027(2)	646,345
		14,338,231
	Ivory Coast - 0.1%
	Ivory Coast Government International Bonds
EUR 117,000	4.88%, 01/30/2032(1)	114,507
$ 3,570,000	6.13%, 06/15/2033(1)	3,077,840
1,974,000	8.08%, 04/01/2036(2)	1,824,659
840,000	8.25%, 01/30/2037(2)	771,303
2,300,000	8.25%, 01/30/2037(1)	2,128,190
		7,916,499
	Jordan - 0.0%
	Jordan Government International Bonds
1,710,000	5.75%, 01/31/2027(1)	1,690,677
1,650,000	6.13%, 01/29/2026(1)	1,643,895
1,160,000	7.75%, 01/15/2028(1)	1,174,500
		4,509,072
	Mexico - 0.3%
MXN 2,171,200	Mexico Bonos 8.00%, 07/31/2053	89,712
	Mexico Government International Bonds
$ 7,197,000	3.77%, 05/24/2061	4,087,666
2,150,000	4.28%, 08/14/2041	1,596,978
4,075,000	4.40%, 02/12/2052	2,737,862
6,585,000	4.50%, 01/31/2050	4,578,340
542,000	4.60%, 01/23/2046	392,824
370,000	4.60%, 02/10/2048	262,799
6,250,000	5.00%, 04/27/2051	4,652,304
3,693,000	6.00%, 05/07/2036	3,517,464
1,856,000	6.35%, 02/09/2035	1,842,578
3,526,000	6.40%, 05/07/2054	3,118,634
7,900,000	6.88%, 05/13/2037	7,976,482
		34,853,643
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Mongolia - 0.1%
	Mongolia Government International Bonds
$ 266,000	3.50%, 07/07/2027(2)	$245,144
2,665,000	3.50%, 07/07/2027(1)	2,456,051
950,000	6.63%, 02/25/2030(2)	913,224
1,074,000	7.88%, 06/05/2029(2)	1,083,852
2,660,000	7.88%, 06/05/2029(1)	2,684,401
3,255,000	8.65%, 01/19/2028(1)	3,363,704
		10,746,376
	Morocco - 0.0%
	Morocco Government International Bonds
EUR 1,200,000	3.88%, 04/02/2029(2)	1,360,407
1,200,000	4.75%, 04/02/2035(2)	1,349,509
		2,709,916
	Oman - 0.1%
	Oman Government International Bonds
$ 449,000	6.50%, 03/08/2047(1)	445,478
2,537,000	6.75%, 01/17/2048(1)	2,564,227
3,328,000	7.00%, 01/25/2051(1)	3,461,400
		6,471,105
	Pakistan - 0.0%
	Pakistan Government International Bonds
505,000	6.00%, 04/08/2026(1)	476,028
826,000	6.88%, 12/05/2027(1)	725,453
1,421,000	7.38%, 04/08/2031(1)	1,116,337
		2,317,818
	Panama - 0.0%
	Panama Government International Bonds
2,450,000	2.25%, 09/29/2032	1,788,381
944,000	4.30%, 04/29/2053	574,552
		2,362,933
	Paraguay - 0.1%
	Paraguay Government International Bonds
2,827,000	3.85%, 06/28/2033(1)	2,537,232
2,488,000	5.40%, 03/30/2050(1)	2,111,690
365,000	5.85%, 08/21/2033(1)	367,281
610,000	6.00%, 02/09/2036(1)	613,508
720,000	6.10%, 08/11/2044(1)	675,900
3,260,000	6.65%, 03/04/2055(2)	3,223,325
		9,528,936
	Peru - 0.1%
PEN 11,526,000	Peru Government Bonds 5.40%, 08/12/2034	2,895,727
	Peru Government International Bonds
$ 1,979,000	2.78%, 01/23/2031	1,750,083
7,089,000	2.78%, 12/01/2060	3,760,218
3,675,000	3.00%, 01/15/2034	3,057,049
841,000	3.55%, 03/10/2051	566,633
1,005,000	3.60%, 01/15/2072	611,291
1,555,000	5.38%, 02/08/2035	1,530,993
530,000	5.88%, 08/08/2054	501,910
		14,673,904
	Poland - 0.0%
2,251,000	Republic of Poland Government International Bonds 5.50%, 04/04/2053	2,107,909
	Romania - 0.3%
	Romania Government International Bonds
EUR 719,000	1.38%, 12/02/2029(1)	702,140
1,286,000	2.75%, 04/14/2041(1)	868,367
584,000	2.88%, 04/13/2042(1)	395,664
1,869,000	3.38%, 01/28/2050(1)	1,247,835
1,555,000	5.25%, 03/10/2030(2)	1,770,892
The accompanying notes are an integral part of these financial statements.

20

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Romania - 0.3% - (continued)
EUR 2,628,000	5.63%, 05/30/2037(2)	$2,706,151
$ 630,000	5.75%, 03/24/2035(1)	558,776
10,296,000	5.88%, 01/30/2029(2)	10,200,093
3,636,000	6.00%, 05/25/2034(1)	3,352,874
EUR 1,520,000	6.25%, 09/10/2034(2)	1,683,189
$ 2,036,000	6.38%, 01/30/2034(1)	1,928,353
EUR 1,250,000	6.63%, 09/27/2029(1)	1,513,186
$ 1,570,000	7.13%, 01/17/2033(1)	1,584,742
1,550,000	7.50%, 02/10/2037(2)	1,542,405
		30,054,667
	Saudi Arabia - 0.1%
	Saudi Government International Bonds
6,360,000	3.45%, 02/02/2061(1)	3,906,312
1,920,000	3.75%, 01/21/2055(1)	1,295,516
405,000	3.75%, 01/21/2055(1)	273,273
1,940,000	4.63%, 10/04/2047(1)	1,584,635
1,798,000	5.63%, 01/13/2035(2)	1,860,563
		8,920,299
	Senegal - 0.0%
EUR 294,000	Senegal Government International Bonds 4.75%, 03/13/2028(1)	280,937
	Serbia - 0.0%
	Serbia International Bonds
$ 410,000	2.13%, 12/01/2030(1)	341,979
265,000	6.00%, 06/12/2034(1)	262,085
240,000	6.50%, 09/26/2033(1)	247,382
		851,446
	South Africa - 0.1%
	Republic of South Africa Government Bonds
ZAR 24,610,000	6.25%, 03/31/2036	936,708
35,569,000	6.50%, 02/28/2041	1,227,902
12,805,000	8.50%, 01/31/2037	570,515
27,620,000	8.75%, 01/31/2044	1,149,713
14,946,015	11.63%, 03/31/2053	799,620
	Republic of South Africa Government International Bonds
$ 3,422,000	5.75%, 09/30/2049	2,451,127
1,630,000	7.10%, 11/19/2036(2)	1,553,658
1,325,000	7.10%, 11/19/2036(1)	1,264,666
4,640,000	7.95%, 11/19/2054(2)	4,239,239
		14,193,148
	Sri Lanka - 0.1%
	Sri Lanka Government International Bonds
1,535,300	3.35%, 03/15/2033(2)(11)	1,063,195
1,036,681	3.60%, 06/15/2035(2)(11)	668,037
719,479	3.60%, 05/15/2036(2)(11)	500,038
1,439,567	3.60%, 02/15/2038(2)(11)	1,007,697
2,560,000	3.60%, 02/15/2038(1)(11)	1,792,000
		5,030,967
	Turkey - 0.2%
565,000	Hazine Mustesarligi Varlik Kiralama AS 8.51%, 01/14/2029(2)	598,181
2,895,000	Republic of Turkiye 6.50%, 01/03/2035	2,649,129
	Turkiye Government International Bonds
5,089,000	5.88%, 06/26/2031	4,702,567
1,175,000	5.95%, 01/15/2031	1,096,101
2,472,000	7.13%, 02/12/2032	2,410,378
4,870,000	7.13%, 07/17/2032	4,740,190
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 3.4% - (continued)
	Turkey - 0.2% - (continued)
$ 1,687,000	7.63%, 05/15/2034	$1,680,242
8,908,000	9.38%, 03/14/2029	9,603,252
		27,480,040
	Ukraine - 0.1%
	Ukraine Government International Bonds
577,239	0.00%, 02/01/2030(2)(11)	282,535
2,157,057	0.00%, 02/01/2034(2)(11)	829,928
1,562,865	0.00%, 02/01/2035(2)(11)	786,262
5,291,661	1.75%, 02/01/2034(2)(11)	2,637,628
5,553,837	1.75%, 02/01/2035(2)(11)	2,731,599
3,839,835	1.75%, 02/01/2036(2)(11)	1,851,507
838,000	3.00%, 02/01/2034(1)(11)	323,217
2,705,000	3.00%, 02/01/2035(1)(11)	1,360,886
1,291,000	3.00%, 02/01/2036(1)(11)	663,703
		11,467,265
	United Arab Emirates - 0.0%
3,899,000	Emirate of Dubai Government International Bonds 3.90%, 09/09/2050(1)	2,779,402
	Uruguay - 0.0%
	Uruguay Government International Bonds
1,850,000	5.44%, 02/14/2037	1,882,837
UYU 85,041,000	9.75%, 07/20/2033	2,029,123
		3,911,960
	Uzbekistan - 0.0%
$ 1,345,000	Republic of Uzbekistan International Bonds 6.95%, 05/25/2032(2)	1,344,669
	Venezuela - 0.1%
	Venezuela Government International Bonds
1,015,000	7.00%, 12/01/2018(1)(8)	131,950
3,170,000	7.00%, 03/31/2038(1)(8)	475,500
23,634,000	7.65%, 04/21/2025(1)(8)	3,367,845
4,765,000	7.75%, 10/13/2019(1)(8)	667,100
11,937,200	9.00%, 05/07/2023(1)(8)	1,730,894
		6,373,289
	Total Foreign Government Obligations (cost $391,745,355)	$393,454,031
MUNICIPAL BONDS - 0.2%
	General - 0.0%
4,030,000	Sales Tax Securitization Corp., IL, Rev 4.64%, 01/01/2040	$3,827,834
	General Obligation - 0.1%
15,000,000	City of New York, NY, GO 4.61%, 09/01/2037	14,233,193
	Higher Education - 0.1%
12,000,000	Rutgers The State University of New Jersey, NJ, Rev 3.92%, 05/01/2119	7,905,048
	Total Municipal Bonds (cost $30,617,235)	$25,966,075
SENIOR FLOATING RATE INTERESTS - 0.1%(14)
	Construction Materials - 0.0%
2,747,231	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	$2,563,853
The accompanying notes are an integral part of these financial statements.

21

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 0.1%(14) - (continued)
	Healthcare - Services - 0.0%
$ 997,481	Star Parent, Inc. 8.30%, 09/27/2030, 3 mo. USD Term SOFR + 4.00%	$963,198
	Insurance - 0.0%
1,832,912	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	1,819,898
	IT Services - 0.1%
1,417,875	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	1,385,973
3,597,545	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	3,368,201
		4,754,174
	Packaging & Containers - 0.0%
1,952,000	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	1,937,126
	Retail - 0.0%
1,875,333	Specialty Building Products Holdings LLC 8.17%, 10/15/2028, 1 mo. USD Term SOFR + 3.75%	1,747,454
	Total Senior Floating Rate Interests (cost $14,360,225)	$13,785,703
U.S. GOVERNMENT SECURITIES - 3.0%
	U.S. Treasury Securities - 3.0%
	U.S. Treasury Bonds - 1.2%
5,230,000	1.75%, 08/15/2041	$3,500,423
10,710,000	2.00%, 02/15/2050	6,359,899
5,745,000	2.25%, 08/15/2046	3,800,003
41,665,000	2.25%, 02/15/2052	25,760,688
4,625,000	2.38%, 11/15/2049	3,004,985
5,215,000	2.50%, 02/15/2046	3,650,907
4,535,000	2.88%, 05/15/2049	3,286,989
1,000,000	3.00%, 02/15/2048	750,625
10,720,000	3.00%, 08/15/2048	8,009,012
8,590,000	3.00%, 02/15/2049	6,393,175
4,425,000	3.38%, 11/15/2048	3,534,642
5,855,000	3.88%, 05/15/2043(15)	5,286,196
22,335,000	4.13%, 08/15/2053	20,242,839
10,530,000	4.38%, 02/15/2038	10,579,771
6,030,000	4.63%, 05/15/2044	5,982,655
14,805,000	4.63%, 11/15/2044	14,656,950
3,360,000	4.63%, 02/15/2055	3,324,825
9,465,000	4.75%, 02/15/2045	9,530,072
3,800,000	5.25%, 02/15/2029	4,027,703
		141,682,359
	U.S. Treasury Notes - 1.8%
16,000,000	0.25%, 06/30/2025(16)	15,894,167
16,380,000	3.25%, 06/30/2029	16,115,105
5,315,000	3.75%, 04/15/2028	5,339,499
4,280,000	3.75%, 12/31/2030	4,265,956
65,000,000	3.88%, 03/31/2027	65,302,148
22,375,000	3.88%, 03/15/2028	22,558,545
9,325,000	3.88%, 04/30/2030	9,391,295
4,750,000	4.00%, 01/31/2029	4,807,891
23,635,000	4.00%, 03/31/2030	23,928,591
2,475,000	4.13%, 02/28/2027	2,495,883
10,890,000	4.13%, 10/31/2029	11,082,702
8,190,000	4.13%, 03/31/2032	8,287,256
2,965,000	4.25%, 01/15/2028	3,014,687
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 3.0% - (continued)
	U.S. Treasury Securities - 3.0% - (continued)
	U.S. Treasury Notes - 1.8% - (continued)
$ 4,760,000	4.25%, 02/15/2028	$4,842,928
4,650,000	4.38%, 08/31/2028	4,759,166
6,265,000	4.63%, 04/30/2029	6,486,967
1,320,000	4.63%, 02/15/2035	1,369,500
		209,942,286
	Total U.S. Government Securities (cost $349,607,387)	$351,624,645
COMMON STOCKS - 43.0%
	Banks - 3.3%
3,482,806	Bank of America Corp.	$138,894,303
523,557	JP Morgan Chase & Co.	128,072,514
388,046	M&T Bank Corp.	65,874,689
2,548,712	Regions Financial Corp.	52,019,212
		384,860,718
	Capital Goods - 5.5%
2,174,716	BAE Systems PLC	50,415,652
738,004	Emerson Electric Co.	77,571,600
335,341	Ferguson Enterprises, Inc.	56,893,954
435,087	Honeywell International, Inc.	91,585,813
274,050	IDEX Corp.	47,676,479
714,972	Johnson Controls International PLC	59,986,151
381,155	L3Harris Technologies, Inc.	83,861,723
141,365	Northrop Grumman Corp.	68,774,073
1,128,218	PACCAR, Inc.	101,776,546
		638,541,991
	Consumer Discretionary Distribution & Retail - 0.9%
1,091,239	Industria de Diseno Textil SA(3)	58,681,357
979,482	Tractor Supply Co.	49,581,379
		108,262,736
	Consumer Durables & Apparel - 0.3%
626,232	NIKE, Inc. Class B	35,319,485
	Consumer Services - 0.4%
256,308	Darden Restaurants, Inc.	51,425,637
	Energy - 4.2%
1,667,594	ConocoPhillips	148,615,977
3,648,739	Coterra Energy, Inc.	89,613,030
1,961,049	EQT Corp.	96,954,263
390,405	Marathon Petroleum Corp.	53,645,551
306,442	Targa Resources Corp.	52,370,938
807,211	TotalEnergies SE	45,974,863
		487,174,622
	Equity Real Estate Investment Trusts (REITs) - 2.7%
897,647	Crown Castle, Inc. REIT	94,935,147
1,960,996	Gaming & Leisure Properties, Inc. REIT	93,853,268
581,747	Lamar Advertising Co. Class A, REIT	66,208,626
2,500,877	Weyerhaeuser Co. REIT	64,797,723
		319,794,764
	Financial Services - 3.1%
417,240	Ares Management Corp. Class A	63,641,617
181,022	CME Group, Inc.	50,157,576
966,605	Equitable Holdings, Inc.	47,798,617
712,830	Morgan Stanley	82,274,839
427,674	Raymond James Financial, Inc.	58,608,445
1,177,687	TPG, Inc.	54,703,561
		357,184,655
	Food, Beverage & Tobacco - 2.8%
1,641,013	Archer-Daniels-Midland Co.	78,358,371
The accompanying notes are an integral part of these financial statements.

22

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 43.0% - (continued)
	Food, Beverage & Tobacco - 2.8% - (continued)
268,934	Constellation Brands, Inc. Class A	$50,435,882
1,741,963	Keurig Dr. Pepper, Inc.	60,254,500
635,142	Pernod Ricard SA	68,846,509
432,208	Philip Morris International, Inc.	74,063,163
		331,958,425
	Health Care Equipment & Services - 2.0%
199,927	Elevance Health, Inc.	84,085,298
355,870	UnitedHealth Group, Inc.	146,419,153
		230,504,451
	Household & Personal Products - 1.4%
2,858,394	Kenvue, Inc.	67,458,098
1,412,011	Unilever PLC ADR	89,733,299
		157,191,397
	Insurance - 1.6%
1,208,481	American International Group, Inc.	98,515,371
179,493	Marsh & McLennan Cos., Inc.	40,470,287
664,139	MetLife, Inc.	50,056,156
		189,041,814
	Materials - 2.0%
290,935	Avery Dennison Corp.	49,781,888
3,441,712	Barrick Gold Corp.	65,530,196
642,275	PPG Industries, Inc.	69,918,057
834,523	Rio Tinto PLC ADR	49,570,666
		234,800,807
	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
801,915	AstraZeneca PLC ADR	57,569,478
990,719	Gilead Sciences, Inc.	105,551,202
913,648	Johnson & Johnson	142,812,319
1,208,149	Merck & Co., Inc.	102,934,295
3,685,770	Pfizer, Inc.	89,969,645
205,408	Roche Holding AG	67,165,613
		566,002,552
	Semiconductors & Semiconductor Equipment - 1.3%
358,875	Broadcom, Inc.	69,072,671
426,402	NXP Semiconductors NV	78,590,153
		147,662,824
	Software & Services - 1.1%
199,756	Accenture PLC Class A	59,757,008
833,890	Amdocs Ltd.	73,865,976
		133,622,984
	Technology Hardware & Equipment - 1.2%
1,130,211	Cisco Systems, Inc.	65,247,081
537,042	TE Connectivity PLC	78,612,208
		143,859,289
	Telecommunication Services - 0.4%
194,698	T-Mobile U.S., Inc.	48,080,671
	Transportation - 0.5%
363,890	Canadian National Railway Co.	35,240,791
259,921	United Parcel Service, Inc. Class B	24,770,471
		60,011,262
	Utilities - 3.4%
813,323	American Electric Power Co., Inc.	88,115,414
205,004	Atmos Energy Corp.	32,929,793
973,352	Dominion Energy, Inc.	52,930,882
144,079	Eversource Energy	8,569,819
2,141,183	PPL Corp.	78,153,179
Shares or Principal Amount			Market Value†
COMMON STOCKS - 43.0% - (continued)
	Utilities - 3.4% - (continued)
1,137,429	Sempra		$84,476,852
468,387	WEC Energy Group, Inc.		51,297,744
			396,473,683
	Total Common Stocks (cost $4,338,587,079)		$5,021,774,767
PREFERRED STOCKS - 0.1%
	Banks - 0.1%
595,000	Bank of America Corp. Series PP, 4.13%(17)		$9,918,650
14,000	Bank of America Corp. Series QQ, 4.25%(17)		240,800
11,000	JP Morgan Chase & Co. Series LL, 4.63%(17)		214,500
			10,373,950
	Financial Services - 0.0%
12,000	Capital One Financial Corp. Series J, 4.80%(17)		217,920
	Telecommunication Services - 0.0%
11,000	AT&T, Inc. Series C, 4.75%(17)		209,660
11,686	U.S. Cellular Corp. (Preference Shares), 5.50%		259,195
			468,855
	Utilities - 0.0%
10,000	Southern Co. Series 2020, 4.95%		200,500
	Total Preferred Stocks (cost $16,289,189)		$11,261,225
	Total Long-Term Investments (cost $10,756,562,370)		$11,291,146,901
SHORT-TERM INVESTMENTS - 1.0%
	Repurchase Agreements - 0.6%
$ 67,535,427	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $67,543,625; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $68,886,276		$67,535,427
	Securities Lending Collateral - 0.4%
52,693,196	State Street Navigator Securities Lending Government Money Market Portfolio, 4.30%(18)		52,693,196
	Total Short-Term Investments (cost $120,228,623)		$120,228,623
	Total Investments (cost $10,876,790,993)	97.7%	$11,411,375,524
	Other Assets and Liabilities	2.3%	264,476,886
	Net Assets	100.0%	$11,675,852,410
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The accompanying notes are an integral part of these financial statements.

23

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
(1)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $290,187,816, representing 2.5% of net assets.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$1,561,361,030, representing 13.4% of net assets.

(3)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $51,617,257 at April 30, 2025.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(6)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(7)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(8)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
(9)	Investment valued using significant unobservable inputs.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(12)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(13)	Security is a zero-coupon bond.
(14)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(15)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $4,649,686.
(16)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $2,086,109.
(17)	Perpetual security with no stated maturity date.
(18)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	438	06/30/2025	$91,169,016	$766,581
U.S. Treasury 10-Year Note Future	427	06/18/2025	47,917,407	(208,403)
U.S. Treasury 10-Year Ultra Future	331	06/18/2025	37,977,078	253,406
U.S. Treasury Long Bond Future	4	06/18/2025	466,500	(256)
U.S. Treasury Ultra Bond Future	361	06/18/2025	43,692,281	(485,223)
Total				$326,105
Short position contracts:
Euro BUXL 30-Year Bond Future	(5)	06/06/2025	$(702,934)	$5,524
Euro-BOBL Future	(88)	06/06/2025	(11,926,016)	(128,595)
Euro-BUND Future	(105)	06/06/2025	(15,675,139)	(76,476)
Euro-Schatz Future	(49)	06/06/2025	(5,971,176)	(31,549)
U.S. Treasury 5-Year Note Future	(387)	06/30/2025	(42,258,586)	(554,250)
Total				$(785,346)
Total futures contracts				$(459,241)

The accompanying notes are an integral part of these financial statements.

24

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.EM.HY.S42.V1	USD	2,994,000	(1.00%)	12/20/2029	Quarterly	$204,850	$—	$224,798	$19,948
CDX.EM.S43.V1	USD	42,662,000	(1.00%)	06/20/2030	Quarterly	1,650,869	—	1,840,527	189,658
Total						$1,855,719	$—	$2,065,325	$209,606
Sell protection:
CDX.NA.HY.S44.V1	USD	205,000	5.00%	06/20/2030	Quarterly	$4,977	$—	$8,241	$3,264
Credit default swaps on single-name issues:
Sell protection:
Republic of Turkey (B+)	USD	1,195,000	1.00%	06/20/2028	Quarterly	$—	$(122,441)	$(66,290)	$56,151
Total						$—	$(122,441)	$(66,290)	$56,151
Total centrally cleared credit default swap contracts						$1,860,696	$(122,441)	$2,007,276	$269,021

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
7,033,500,000	COP	1,639,891	USD	CBK	06/18/2025	$12,813
4,273,800,000	COP	1,019,506	USD	BNP	06/18/2025	(15,265)
15,470,000	EGP	274,048	USD	GSC	08/20/2025	13,919
17,151,000	EGP	306,816	USD	GSC	10/27/2025	3,373
25,783,000	EGP	444,918	USD	CBK	01/26/2026	5,062
13,116,000	EGP	226,489	USD	CBK	01/27/2026	2,332
1,558,000	EUR	1,714,644	USD	BCLY	06/18/2025	55,803
925,000	EUR	1,006,825	USD	JPM	06/18/2025	44,307
221,000	EUR	239,587	USD	SGG	06/18/2025	11,548
120,000	EUR	130,733	USD	SSG	06/18/2025	5,630
1,034,000	EUR	1,181,654	USD	CBK	06/18/2025	(6,659)
22,087,000	MXN	1,049,839	USD	SGG	06/18/2025	68,908
11,041,000	PEN	2,940,778	USD	CBK	06/18/2025	65,997
59,110,000	TRY	1,238,554	USD	BCLY	01/20/2026	(83,937)
6,580,000	ZAR	336,485	USD	UBS	06/18/2025	15,870
238,846	USD	1,379,000	BRL	MSC	06/03/2025	(2,069)
1,454,255	USD	8,558,000	BRL	GSC	06/03/2025	(40,848)
2,017,110	USD	8,507,666,000	COP	CBK	06/18/2025	18,011
2,012,815	USD	8,507,666,000	COP	MSC	06/18/2025	13,716
1,594,113	USD	36,440,000	CZK	CBK	06/18/2025	(62,182)
276,004	USD	15,470,000	EGP	GSC	08/20/2025	(11,963)
12,860,911	USD	11,271,050	EUR	DEUT	05/30/2025	68,590
1,691,297	USD	1,484,000	EUR	JPM	06/18/2025	4,940
208,933	USD	183,000	EUR	MSC	06/18/2025	980
2,580,732	USD	2,389,000	EUR	SSG	06/18/2025	(134,029)
49,796,785	USD	45,469,000	EUR	DEUT	06/18/2025	(1,872,312)
6,801,507	USD	5,114,000	GBP	BCLY	05/30/2025	(14,660)
3,187,068	USD	1,178,447,000	HUF	BCLY	06/18/2025	(105,546)
14,330	USD	1,258,000	INR	GSC	06/18/2025	(507)
90,512	USD	1,785,000	MXN	SSG	06/18/2025	99
3,181,336	USD	65,351,000	MXN	WFB	06/18/2025	(128,812)
4,771,148	USD	17,549,000	PEN	DEUT	06/18/2025	(7,939)
617,266	USD	30,557,000	TRY	CBK	01/20/2026	20,384
5,000,734	USD	91,936,000	ZAR	UBS	06/18/2025	77,626
Total foreign currency contracts						$(1,976,820)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
The accompanying notes are an integral part of these financial statements.

25

The Hartford Balanced Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Convertible Bonds	$17,378,846	$—	$17,378,846	$—
Corporate Bonds	5,455,901,609	—	5,455,901,609	—
Foreign Government Obligations	393,454,031	—	393,454,031	—
Municipal Bonds	25,966,075	—	25,966,075	—
Senior Floating Rate Interests	13,785,703	—	13,785,703	—
U.S. Government Securities	351,624,645	—	351,624,645	—
Common Stocks	5,021,774,767	4,730,690,773	291,083,994	—
Preferred Stocks	11,261,225	11,261,225	—	—
Short-Term Investments	120,228,623	52,693,196	67,535,427	—
Foreign Currency Contracts(2)	509,908	—	509,908	—
Futures Contracts(2)	1,025,511	1,025,511	—	—
Swaps - Credit Default(2)	269,021	—	269,021	—
Total	$11,413,179,964	$4,795,670,705	$6,617,509,259	$—
Liabilities
Foreign Currency Contracts(2)	$(2,486,728)	$—	$(2,486,728)	$—
Futures Contracts(2)	(1,484,752)	(1,484,752)	—	—
Total	$(3,971,480)	$(1,484,752)	$(2,486,728)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

26

The Hartford Checks and Balances Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 66.5%
11,057,456	The Hartford Capital Appreciation Fund, Class F		$437,764,669
13,416,041	The Hartford Dividend and Growth Fund, Class F		434,411,427
	Total Domestic Equity Funds (cost $700,314,250)		$872,176,096
	Taxable Fixed Income Funds - 33.2%
12,906,627	Hartford Total Return Bond ETF		435,727,728
	Total Affiliated Investment Companies (cost $1,181,224,969)		$1,307,903,824
	Total Investments (cost $1,181,224,969)	99.7%	$1,307,903,824
	Other Assets and Liabilities	0.3%	3,872,853
	Net Assets	100.0%	$1,311,776,677
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$1,307,903,824	$1,307,903,824	$—	$—
Total	$1,307,903,824	$1,307,903,824	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

27

The Hartford Conservative Allocation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.6%
	Domestic Equity Funds - 25.4%
273,431	Hartford Core Equity Fund, Class F		$13,775,432
292,309	Hartford Large Cap Growth ETF*		6,229,105
149,736	Hartford Small Cap Value Fund, Class F		1,636,616
60,696	Hartford US Quality Growth ETF		2,976,307
70,529	Hartford US Value ETF		3,262,263
334,611	The Hartford Equity Income Fund, Class F		6,631,999
85,985	The Hartford Small Company Fund, Class F*		1,772,141
	Total Domestic Equity Funds (cost $31,116,713)		$36,283,863
	International/Global Equity Funds - 11.2%
129,885	Hartford Multifactor Developed Markets (ex-US) ETF		4,201,780
104,665	Hartford Schroders Emerging Markets Equity Fund, Class F		1,790,817
214,630	Hartford Schroders International Contrarian Value Fund, Class F		3,084,237
138,472	The Hartford International Growth Fund, Class F		2,450,943
228,738	The Hartford International Opportunities Fund, Class F		4,506,144
	Total International/Global Equity Funds (cost $14,157,174)		$16,033,921
	Taxable Fixed Income Funds - 63.0%
759,162	Hartford Core Bond ETF		26,605,212
1,676,027	Hartford Schroders Core Fixed Income Fund, Class F		14,413,831
467,913	Hartford Strategic Income ETF		15,995,699
822,208	The Hartford Inflation Plus Fund, Class F		8,575,629
2,375,575	The Hartford World Bond Fund, Class F		24,302,136
	Total Taxable Fixed Income Funds (cost $92,454,433)		$89,892,507
	Total Affiliated Investment Companies (cost $137,728,320)		$142,210,291
	Total Investments (cost $137,728,320)	99.6%	$142,210,291
	Other Assets and Liabilities	0.4%	509,574
	Net Assets	100.0%	$142,719,865
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$142,210,291	$142,210,291	$—	$—
Total	$142,210,291	$142,210,291	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

28

The Hartford Growth Allocation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.8%
	Domestic Equity Funds - 55.2%
2,024,172	Hartford Core Equity Fund, Class F		$101,977,812
2,472,918	Hartford Large Cap Growth ETF*		52,697,882
1,210,723	Hartford Small Cap Value Fund, Class F		13,233,205
499,914	Hartford US Quality Growth ETF		24,513,933
547,563	Hartford US Value ETF		25,327,088
2,768,108	The Hartford Equity Income Fund, Class F		54,863,892
673,637	The Hartford Small Company Fund, Class F*		13,883,659
	Total Domestic Equity Funds (cost $229,086,995)		$286,497,471
	International/Global Equity Funds - 27.9%
1,194,349	Hartford Multifactor Developed Markets (ex-US) ETF		38,637,190
866,785	Hartford Schroders Emerging Markets Equity Fund, Class F		14,830,691
1,878,821	Hartford Schroders International Contrarian Value Fund, Class F		26,998,651
1,281,391	The Hartford International Growth Fund, Class F		22,680,625
2,121,391	The Hartford International Opportunities Fund, Class F		41,791,412
	Total International/Global Equity Funds (cost $122,536,722)		$144,938,569
	Taxable Fixed Income Funds - 16.7%
755,245	Hartford Core Bond ETF		26,467,939
2,223,430	Hartford Schroders Core Fixed Income Fund, Class F		19,121,494
382,261	Hartford Strategic Income ETF		13,067,669
2,710,709	The Hartford World Bond Fund, Class F		27,730,556
	Total Taxable Fixed Income Funds (cost $88,030,811)		$86,387,658
	Total Affiliated Investment Companies (cost $439,654,528)		$517,823,698
	Total Investments (cost $439,654,528)	99.8%	$517,823,698
	Other Assets and Liabilities	0.2%	967,385
	Net Assets	100.0%	$518,791,083
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$517,823,698	$517,823,698	$—	$—
Total	$517,823,698	$517,823,698	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

29

Hartford Moderate Allocation Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
AFFILIATED INVESTMENT COMPANIES - 99.7%
	Domestic Equity Funds - 40.5%
896,379	Hartford Core Equity Fund, Class F		$45,159,595
978,462	Hartford Large Cap Growth ETF*		20,851,025
542,665	Hartford Small Cap Value Fund, Class F		5,931,323
214,143	Hartford US Quality Growth ETF		10,500,780
238,742	Hartford US Value ETF		11,042,820
1,170,389	The Hartford Equity Income Fund, Class F		23,197,118
290,467	The Hartford Small Company Fund, Class F*		5,986,520
	Total Domestic Equity Funds (cost $97,024,865)		$122,669,181
	International/Global Equity Funds - 21.9%
567,581	Hartford Multifactor Developed Markets (ex-US) ETF		18,361,245
414,205	Hartford Schroders Emerging Markets Equity Fund, Class F		7,087,042
843,993	Hartford Schroders International Contrarian Value Fund, Class F		12,128,188
608,779	The Hartford International Growth Fund, Class F		10,775,381
923,772	The Hartford International Opportunities Fund, Class F		18,198,309
	Total International/Global Equity Funds (cost $55,750,846)		$66,550,165
	Taxable Fixed Income Funds - 37.3%
1,143,741	Hartford Core Bond ETF		40,082,975
2,614,503	Hartford Schroders Core Fixed Income Fund, Class F		22,484,724
597,972	Hartford Strategic Income ETF		20,441,793
2,937,988	The Hartford World Bond Fund, Class F		30,055,619
	Total Taxable Fixed Income Funds (cost $119,048,932)		$113,065,111
	Total Affiliated Investment Companies (cost $271,824,643)		$302,284,457
	Total Investments (cost $271,824,643)	99.7%	$302,284,457
	Other Assets and Liabilities	0.3%	759,790
	Net Assets	100.0%	$303,044,247
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Affiliated Investment Companies	$302,284,457	$302,284,457	$—	$—
Total	$302,284,457	$302,284,457	$—	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
The accompanying notes are an integral part of these financial statements.

30

Hartford Multi-Asset Income Fund
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.6%
	Asset-Backed - Automobile - 2.3%
$ 209,414	Ally Bank Auto Credit-Linked Notes 6.68%, 09/15/2032(1)	$209,490
210,000	Avis Budget Rental Car Funding AESOP LLC 7.32%, 02/20/2028(1)	209,908
1,195,000	Bridgecrest Lending Auto Securitization Trust 4.72%, 09/15/2028	1,197,105
158,249	CFMT LLC 1.39%, 09/22/2031(1)	155,986
312,741	Enterprise Fleet Financing LLC 6.40%, 03/20/2030(1)	317,855
440,000	Exeter Automobile Receivables Trust 4.67%, 08/15/2028	440,714
1,300,000	GLS Auto Receivables Issuer Trust 7.25%, 06/16/2031(1)	1,288,488
	Hertz Vehicle Financing III LLC
530,000	7.98%, 09/25/2029(1)	518,831
1,280,000	9.13%, 06/25/2027(1)	1,285,945
	Huntington Bank Auto Credit-Linked Notes
481,244	7.85%, 03/21/2033, 30 day USD SOFR Average + 3.50%(1)(2)	478,372
721,867	11.50%, 03/21/2033, 30 day USD SOFR Average + 7.15%(1)(2)	711,498
815,000	Prestige Auto Receivables Trust 6.75%, 11/17/2031(1)	795,419
	Santander Bank Auto Credit-Linked Notes
385,000	6.80%, 01/18/2033(1)	380,496
900,000	8.88%, 01/18/2033(1)	904,843
326,454	Securitized Term Auto Receivables Trust 6.75%, 07/25/2031(1)	330,059
	SFS Auto Receivables Securitization Trust
85,000	5.38%, 01/21/2031(1)	86,845
3,412	5.89%, 03/22/2027(1)	3,414
	Wheels Fleet Lease Funding 1 LLC
3,185,000	4.80%, 09/19/2039(1)	3,203,527
210,094	6.46%, 08/18/2038(1)	213,348
		12,732,143
	Asset-Backed - Credit Card - 0.0%
210,000	Trillium Credit Card Trust II 5.99%, 12/26/2028(1)	210,058
	Commercial Mortgage-Backed Securities - 2.8%
520,000	BOCA Commercial Mortgage Trust 8.76%, 08/15/2041, 1 mo. USD Term SOFR + 4.44%(1)(2)	508,414
200,000	BPR Trust 5.85%, 11/05/2041(1)(3)	181,541
	Commercial Mortgage Trust
805,000	4.35%, 08/10/2030(1)	793,774
667,000	8.19%, 12/10/2041(1)(3)	627,250
296,000	CSAIL Commercial Mortgage Trust 4.49%, 08/15/2048(3)	256,458
520,000	DC Trust 8.78%, 04/13/2040(1)(3)	523,636
110,000	FS Trust 7.76%, 08/15/2039, 1 mo. USD Term SOFR + 3.44%(1)(2)	108,969
340,884	GS Mortgage Securities Trust 4.63%, 02/10/2048(1)(3)	324,317
685,000	HIH Trust 8.51%, 10/15/2041, 1 mo. USD Term SOFR + 4.19%(1)(2)	673,012
1,260,000	HTL Commercial Mortgage Trust 8.47%, 05/10/2039(1)(3)	1,281,716
256,056	JP Morgan Chase Commercial Mortgage Securities Trust 5.05%, 12/15/2046(1)(3)	241,308
1,525,000	JPMBB Commercial Mortgage Securities Trust 4.20%, 09/15/2047(1)(3)	1,301,806
795,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.93%, 05/15/2046(1)(3)	713,508
1,300,000	Morgan Stanley Capital I Trust 3.91%, 09/09/2032(1)	1,153,060
Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.6% - (continued)
	Commercial Mortgage-Backed Securities - 2.8% - (continued)
$ 865,000	NYC Commercial Mortgage Trust 7.86%, 02/15/2042, 1 mo. USD Term SOFR + 3.54%(1)(2)	$840,670
1,175,000	ONE Mortgage Trust 6.19%, 03/15/2036, 1 mo. USD Term SOFR + 1.86%(1)(2)	1,075,639
1,755,000	RFR Trust 7.51%, 03/11/2041(1)(3)	1,742,700
190,000	SHR Trust 8.77%, 10/15/2041, 1 mo. USD Term SOFR + 4.45%(1)(2)	186,081
675,000	TEXAS Commercial Mortgage Trust 7.41%, 04/15/2042, 1 mo. USD Term SOFR + 3.09%(1)(2)	670,202
820,000	Willowbrook Mall 6.28%, 03/05/2035(1)(3)	737,609
1,500,000	Worldwide Plaza Trust 3.53%, 11/10/2036(1)	1,020,407
315,000	X-Caliber Funding LLC 8.57%, 01/15/2028, 1 mo. USD Term SOFR + 4.25%(1)(2)	314,724
		15,276,801
	Other Asset-Backed Securities - 3.9%
4,089	AASET Trust 3.84%, 05/15/2039(1)	3,973
1,700,000	Affirm Asset Securitization Trust 7.35%, 09/15/2029(1)	1,657,105
840,000	Apidos CLO Ltd. 0.00%, 01/20/2038(1)(3)	662,952
1,000,000	Apidos CLO XXXIV Ltd. 11.03%, 01/20/2035, 3 mo. USD Term SOFR + 6.76%(1)(2)	993,857
500,000	Apidos CLO XXXVI Ltd. 7.43%, 07/20/2034, 3 mo. USD Term SOFR + 3.16%(1)(2)	494,443
1,250,000	Ballyrock CLO Ltd. 7.48%, 10/20/2031, 3 mo. USD Term SOFR + 3.21%(1)(2)	1,239,725
1,500,000	Barings CLO Ltd. 10.66%, 07/15/2037, 3 mo. USD Term SOFR + 6.40%(1)(2)	1,477,796
1,220,000	Benefit Street Partners CLO XXVII Ltd. 10.42%, 10/20/2037, 3 mo. USD Term SOFR + 6.15%(1)(2)	1,181,338
103,166	Castlelake Aircraft Structured Trust 3.97%, 04/15/2039(1)	97,031
94,245	CF Hippolyta Issuer LLC 1.98%, 03/15/2061(1)	89,650
692,465	DLLAD LLC 4.79%, 01/20/2028(1)	694,143
700,000	GreenSky Home Improvement Issuer Trust 8.65%, 03/25/2060(1)	701,031
840,000	Hamlin Park CLO Ltd. 0.00%, 10/20/2037(1)(3)	678,380
1,425,000	Home RE Ltd. 8.95%, 10/25/2033, 30 day USD SOFR Average + 4.60%(1)(2)	1,463,687
733,570	Horizon Aircraft Finance I Ltd. 4.46%, 12/15/2038(1)	703,439
149,451	Horizon Aircraft Finance III Ltd. 3.43%, 11/15/2039(1)	142,521
295,000	Hotwire Funding LLC 2.31%, 11/20/2051(1)	281,585
295,000	Kubota Credit Owner Trust 5.28%, 01/18/2028(1)	297,774
835,000	Lewey Park CLO Ltd. 0.00%, 10/21/2037(1)(3)	683,733
300,000	Magnetite XLV Ltd. 0.00%, 04/15/2038(1)(3)	253,083
250,000	New Economy Assets - Phase 1 Sponsor LLC 1.91%, 10/20/2061(1)	234,757
1,300,000	OCP CLO Ltd. 10.18%, 10/25/2037, 3 mo. USD Term SOFR + 5.90%(1)(2)	1,286,730
1,295,000	PEAC Solutions Receivables LLC 5.04%, 07/20/2032(1)	1,300,528
800,000	RR 38 Ltd. 0.00%, 04/15/2040(1)(3)	704,169
180,306	Sapphire Aviation Finance II Ltd. 3.23%, 03/15/2040(1)	171,112
The accompanying notes are an integral part of these financial statements.

31

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE-BACKED SECURITIES - 11.6% - (continued)
	Other Asset-Backed Securities - 3.9% - (continued)
$ 93,834	Start II Ltd. 4.09%, 03/15/2044(1)	$92,431
3,591,000	Verizon Master Trust 4.17%, 08/20/2030	3,591,113
		21,178,086
	Whole Loan Collateral CMO - 2.6%
	Angel Oak Mortgage Trust
275,000	2.48%, 05/25/2066(1)(3)	200,117
14,350	2.62%, 11/25/2059(1)(3)	14,058
745,000	COLT Mortgage Loan Trust 5.25%, 03/25/2065(1)(3)	737,030
1,550,000	Deephaven Residential Mortgage Trust 3.27%, 08/25/2066(1)(3)	1,118,836
152,222	Federal Home Loan Mortgage Corp. Seasoned Credit Risk Transfer Trust 3.50%, 10/25/2058	146,386
	Federal National Mortgage Association Connecticut Avenue Securities Trust
1,400,000	10.35%, 10/25/2041, 30 day USD SOFR Average + 6.00%(1)(2)	1,454,250
860,000	10.55%, 11/25/2041, 30 day USD SOFR Average + 6.20%(1)(2)	897,179
1,266,000	13.85%, 03/25/2042, 30 day USD SOFR Average + 9.50%(1)(2)	1,403,678
	Flagstar Mortgage Trust
132,063	2.00%, 09/25/2041(1)(3)	115,835
61,331	4.00%, 05/25/2048(1)(3)	57,217
180,000	Imperial Fund Mortgage Trust 4.10%, 01/25/2057(1)(3)	136,206
62,522	MetLife Securitization Trust 3.00%, 04/25/2055(1)(3)	59,702
3,408	Mill City Mortgage Loan Trust 2.75%, 01/25/2061(1)(3)	3,396
	PRET LLC
1,156,233	4.70%, 10/25/2051(1)(4)	1,142,748
411,000	8.59%, 12/25/2054(1)(4)	413,060
760,000	8.72%, 10/25/2054(1)(4)	752,456
135,000	8.84%, 09/25/2054(1)(4)	134,043
1,100,000	8.96%, 10/25/2054(1)(4)	1,093,769
1,043,394	9.19%, 10/25/2051(1)(3)	1,042,025
	PRPM LLC
425,000	8.60%, 11/25/2029(1)(4)	419,781
695,000	8.84%, 11/25/2029(1)(4)	700,081
1,190,000	9.65%, 08/25/2029(1)(4)	1,215,441
	Towd Point Mortgage Trust
57,270	2.75%, 06/25/2057(1)(3)	55,741
13,247	3.00%, 01/25/2058(1)(3)	13,053
1,430,000	Verus Securitization Trust 3.04%, 09/25/2066(1)(3)	986,218
		14,312,306
	Total Asset & Commercial Mortgage-Backed Securities (cost $64,561,459)	$63,709,394
CONVERTIBLE BONDS - 4.9%
	Auto Manufacturers - 0.1%
	Rivian Automotive, Inc.
450,000	3.63%, 10/15/2030	$407,700
154,000	4.63%, 03/15/2029	157,176
		564,876
	Biotechnology - 0.3%
450,000	Alnylam Pharmaceuticals, Inc. 1.00%, 09/15/2027	515,909
110,000	Cytokinetics, Inc. 3.50%, 07/01/2027	128,410
Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.9% - (continued)
	Biotechnology - 0.3% - (continued)
$ 375,000	Immunocore Holdings PLC 2.50%, 02/01/2030	$318,956
600,000	Ionis Pharmaceuticals, Inc. 1.75%, 06/15/2028	584,403
		1,547,678
	Chemicals - 0.1%
800,000	Sasol Financing USA LLC 4.50%, 11/08/2027(5)	706,000
	Commercial Banks - 0.1%
EUR 600,000	Mitsubishi UFJ Investor Services & Banking Luxembourg SA 7.02%, 12/15/2050, 3 mo. EURIBOR + 4.50%(2)	377,235
	Commercial Services - 0.3%
	Alarm.com Holdings, Inc.
$ 275,000	0.00%, 01/15/2026(6)	262,900
475,000	2.25%, 06/01/2029(1)	454,100
405,000	Global Payments, Inc. 1.50%, 03/01/2031	358,830
	Shift4 Payments, Inc.
300,000	0.00%, 12/15/2025(6)	338,850
350,000	0.50%, 08/01/2027	354,200
		1,768,880
	Diversified Financial Services - 0.0%
175,000	Coinbase Global, Inc. 0.25%, 04/01/2030	173,863
	Electric - 0.2%
575,000	PG&E Corp. 4.25%, 12/01/2027	597,368
425,000	Southern Co. 3.88%, 12/15/2025	476,850
		1,074,218
	Energy-Alternate Sources - 0.0%
250,000	Enphase Energy, Inc. 0.00%, 03/01/2028(6)	208,625
	Engineering & Construction - 0.5%
EUR 2,000,000	Cellnex Telecom SA 0.75%, 11/20/2031(5)	2,017,118
$ 625,000	Fluor Corp. 1.13%, 08/15/2029	657,500
		2,674,618
	Entertainment - 0.2%
787,000	DraftKings Holdings, Inc. 0.00%, 03/15/2028(6)	690,467
225,000	Live Nation Entertainment, Inc. 3.13%, 01/15/2029	316,462
		1,006,929
	Healthcare - Products - 0.2%
560,000	Exact Sciences Corp. 2.00%, 03/01/2030(1)	530,880
100,000	Integer Holdings Corp. 1.88%, 03/15/2030(1)	105,600
600,000	Qiagen NV 2.50%, 09/10/2031(5)	609,092
		1,245,572
	Home Builders - 0.1%
650,000	Meritage Homes Corp. 1.75%, 05/15/2028(1)	631,150
	Internet - 0.6%
175,000	JD.com, Inc. 0.25%, 06/01/2029(1)	183,592
1,900,000	Meituan 0.00%, 04/27/2028(5)(6)	1,826,850
	Sea Ltd.
350,000	0.25%, 09/15/2026	326,375
107,000	2.38%, 12/01/2025	161,998
750,000	Uber Technologies, Inc. 0.88%, 12/01/2028	982,875
		3,481,690
The accompanying notes are an integral part of these financial statements.

32

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE BONDS - 4.9% - (continued)
	IT Services - 0.2%
$ 255,000	Lumentum Holdings, Inc. 1.50%, 12/15/2029	$290,066
200,000	Parsons Corp. 2.63%, 03/01/2029	210,800
660,000	Seagate HDD Cayman 3.50%, 06/01/2028	834,900
		1,335,766
	Leisure Time - 0.2%
378,000	Carnival Corp. 5.75%, 12/01/2027	604,422
385,000	NCL Corp. Ltd. 2.50%, 02/15/2027	371,525
		975,947
	Lodging - 0.2%
970,000	Wynn Macau Ltd. 4.50%, 03/07/2029(1)	943,810
	Miscellaneous Manufacturing - 0.1%
550,000	JBT Marel Corp. 0.25%, 05/15/2026	539,605
	Pharmaceuticals - 0.2%
300,000	Dexcom, Inc. 0.38%, 05/15/2028	271,043
505,000	Jazz Investments I Ltd. 3.13%, 09/15/2030(1)	548,413
		819,456
	Real Estate Investment Trusts - 0.4%
505,000	Federal Realty OP LP 3.25%, 01/15/2029(1)	502,980
175,000	HAT Holdings I LLC/HAT Holdings II LLC 3.75%, 08/15/2028(1)	196,175
	Rexford Industrial Realty LP
400,000	4.13%, 03/15/2029(1)	390,000
325,000	4.38%, 03/15/2027(1)	320,775
400,000	Welltower OP LLC 2.75%, 05/15/2028(1)	651,400
		2,061,330
	Semiconductors - 0.2%
444,000	Microchip Technology, Inc. 0.75%, 06/01/2030(1)	416,710
800,000	ON Semiconductor Corp. 0.50%, 03/01/2029	690,400
		1,107,110
	Software - 0.7%
505,000	Bill Holdings, Inc. 0.00%, 04/01/2030(1)(6)	428,240
	Datadog, Inc.
580,000	0.00%, 12/01/2029(1)(6)	521,410
225,000	0.13%, 06/15/2025	253,331
100,000	Dayforce, Inc. 0.25%, 03/15/2026	95,500
550,000	Guidewire Software, Inc. 1.25%, 11/01/2029(1)	604,725
400,000	Nutanix, Inc. 0.50%, 12/15/2029(1)	431,744
525,000	Snowflake, Inc. 0.00%, 10/01/2029(1)(6)	651,262
50,000	Tyler Technologies, Inc. 0.25%, 03/15/2026	58,825
738,000	Unity Software, Inc. 0.00%, 03/15/2030(1)(6)	693,351
		3,738,388
	Total Convertible Bonds (cost $27,048,780)	$26,982,746
CORPORATE BONDS - 22.4%
	Advertising - 0.0%
150,000	Clear Channel Outdoor Holdings, Inc. 7.75%, 04/15/2028(1)	$124,500
	Agriculture - 0.1%
115,000	BAT Capital Corp. 5.63%, 08/15/2035	115,460
571,000	MHP Lux SA 6.25%, 09/19/2029(5)	463,621
		579,081
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Airlines - 0.1%
$ 215,000	JetBlue Airways Corp./JetBlue Loyalty LP 9.88%, 09/20/2031(1)	$198,042
100,000	VistaJet Malta Finance PLC/Vista Management Holding, Inc. 6.38%, 02/01/2030(1)	86,337
		284,379
	Apparel - 0.1%
300,000	Champ Acquisition Corp. 8.38%, 12/01/2031(1)	316,043
175,000	S&S Holdings LLC 8.38%, 10/01/2031(1)	164,456
		480,499
	Auto Manufacturers - 0.0%
187,000	General Motors Financial Co., Inc. 5.70%, 09/30/2030, (5.70% fixed rate until 09/30/2030; 5 yr. USD CMT + 5.00% thereafter)(7)(8)	175,835
	Auto Parts & Equipment - 0.2%
	Forvia SE
EUR 150,000	2.38%, 06/15/2027(5)	162,315
250,000	3.75%, 06/15/2028(5)	273,912
450,000	5.13%, 06/15/2029(5)	495,764
100,000	5.50%, 06/15/2031(5)	107,621
		1,039,612
	Chemicals - 0.4%
$ 420,000	Braskem Netherlands Finance BV 4.50%, 01/31/2030(5)	348,191
	OCP SA
400,000	6.10%, 04/30/2030(1)	400,261
400,000	6.70%, 03/01/2036(1)	395,833
985,000	UPL Corp. Ltd. 5.25%, 05/12/2025, (5.25% fixed rate until 05/12/2025; 5 yr. USD CMT + 3.87% thereafter)(5)(7)(8)	939,910
		2,084,195
	Commercial Banks - 4.0%
EUR 100,000	Abanca Corp. Bancaria SA 4.63%, 12/11/2036, (4.63% fixed rate until 12/11/2031; 5 yr. EURIBOR ICE Swap + 2.45% thereafter)(5)(7)	113,452
370,000	Banca Monte dei Paschi di Siena SpA 7.71%, 01/18/2028, 5 yr. EURIBOR ICE Swap + 5.01%(2)(5)	457,134
610,000	Banca Transilvania SA 7.25%, 12/07/2028, (7.25% fixed rate until 12/07/2027; 1 yr. EURIBOR ICE Swap + 4.29% thereafter)(5)(7)	735,708
	Banco de Sabadell SA
200,000	5.00%, 05/19/2027, (5.00% fixed rate until 05/19/2027; 5 yr. EUR Swap + 5.17% thereafter)(5)(7)(8)	224,304
GBP 400,000	5.00%, 10/13/2029(5)	534,222
EUR 200,000	Banco Santander SA 1.00%, 10/01/2033(5)	181,138
	Bank of America Corp.
$ 75,000	2.48%, 09/21/2036, (2.48% fixed rate until 09/21/2031; 5 yr. USD CMT + 1.20% thereafter)(7)	62,576
80,000	5.52%, 10/25/2035, (5.52% fixed rate until 10/25/2034; 6 mo. USD SOFR + 1.74% thereafter)(7)	78,467
315,000	6.63%, 05/01/2030, (6.63% fixed rate until 05/01/2030; 5 yr. USD CMT + 2.68% thereafter)(7)(8)	315,145
The accompanying notes are an integral part of these financial statements.

33

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Commercial Banks - 4.0% - (continued)
EUR 200,000	Bank of Cyprus Holdings PLC 11.88%, 12/21/2028, (11.88% fixed rate until 12/21/2028; 5 yr. EURIBOR ICE Swap + 9.13% thereafter)(5)(7)(8)	$264,740
$ 250,000	Bank of New York Mellon 4.73%, 04/20/2029, (4.73% fixed rate until 04/20/2028; 6 mo. USD SOFR + 1.14% thereafter)(7)	253,529
55,000	Bank of New York Mellon Corp. 5.61%, 07/21/2039, (5.61% fixed rate until 07/21/2034; 6 mo. USD SOFR + 1.77% thereafter)(7)	55,244
GBP 250,000	Barclays PLC 8.88%, 09/15/2027, (8.88% fixed rate until 09/15/2027; 5 yr. U.K. Government Bond + 6.96% thereafter)(5)(7)(8)	346,919
EUR 200,000	BAWAG Group AG 7.25%, 09/18/2029, (7.25% fixed rate until 09/18/2029; 5 yr. EURIBOR ICE Swap + 5.05% thereafter)(5)(7)(8)	229,890
$ 1,615,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 8.45%, 06/29/2038, (8.45% fixed rate until 06/29/2033; 5 yr. USD CMT + 4.66% thereafter)(5)(7)	1,677,007
	BNP Paribas SA
600,000	4.50%, 02/25/2030, (4.50% fixed rate until 02/25/2030; 5 yr. USD CMT + 2.94% thereafter)(5)(7)(8)	513,013
EUR 200,000	7.38%, 06/11/2030, (7.38% fixed rate until 06/11/2030; 5 yr. EURIBOR ICE Swap + 4.63% thereafter)(5)(7)(8)	243,549
$ 200,000	8.50%, 08/14/2028, (8.50% fixed rate until 08/14/2028; 5 yr. USD CMT + 4.35% thereafter)(1)(7)(8)	208,457
EUR 600,000	BPCE SA 1.50%, 01/13/2042, (1.50% fixed rate until 10/13/2026; 5 yr. EUR Swap + 1.75% thereafter)(5)(7)	659,341
	CaixaBank SA
$ 200,000	6.04%, 06/15/2035, (6.04% fixed rate until 06/15/2034; 6 mo. USD SOFR + 2.26% thereafter)(1)(7)	206,648
200,000	6.84%, 09/13/2034, (6.84% fixed rate until 09/13/2033; 6 mo. USD SOFR + 2.77% thereafter)(1)(7)	217,392
EUR 600,000	7.50%, 01/16/2030, (7.50% fixed rate until 01/16/2030; 5 yr. EURIBOR ICE Swap + 5.30% thereafter)(5)(7)(8)	733,237
200,000	CCF Holding SAS 9.25%, 06/12/2029, (9.25% fixed rate until 06/12/2029; 5 yr. EUR Swap + 6.63% thereafter)(5)(7)(8)	239,756
	Citigroup, Inc.
$ 232,000	4.00%, 12/10/2025, (4.00% fixed rate until 12/10/2025; 5 yr. USD CMT + 3.60% thereafter)(7)(8)	226,874
157,000	7.00%, 08/15/2034, (7.00% fixed rate until 08/15/2034; 10 yr. USD CMT + 2.76% thereafter)(7)(8)	155,767
161,000	7.38%, 05/15/2028, (7.38% fixed rate until 05/15/2028; 5 yr. USD CMT + 3.21% thereafter)(7)(8)	163,003
262,000	7.63%, 11/15/2028, (7.63% fixed rate until 11/15/2028; 5 yr. USD CMT + 3.21% thereafter)(7)(8)	269,030
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Commercial Banks - 4.0% - (continued)
$ 640,000	Commonwealth Bank of Australia 5.07%, 09/14/2028(1)	$662,279
EUR 400,000	Credit Agricole SA 6.50%, 09/23/2029, (6.50% fixed rate until 09/23/2029; 5 yr. EURIBOR ICE Swap + 4.21% thereafter)(5)(7)(8)	471,266
	Deutsche Bank AG
600,000	4.50%, 11/30/2026, (4.50% fixed rate until 11/30/2026; 5 yr. EURIBOR ICE Swap + 4.55% thereafter)(5)(7)(8)	649,246
200,000	10.00%, 12/01/2027, (10.00% fixed rate until 12/01/2027; 5 yr. EURIBOR ICE Swap + 6.94% thereafter)(5)(7)(8)	247,686
200,000	Erste Group Bank AG 7.00%, 04/15/2031, (7.00% fixed rate until 04/15/2031; 5 yr. EURIBOR ICE Swap + 4.41% thereafter)(5)(7)(8)	235,422
275,000	Eurobank SA 4.00%, 02/07/2036, (4.00% fixed rate until 02/07/2035; 1 yr. EURIBOR ICE Swap + 1.70% thereafter)(5)(7)	305,490
$ 100,000	Freedom Mortgage Corp. 12.25%, 10/01/2030(1)	110,028
200,000	Golomt Bank 11.00%, 05/20/2027(5)	199,775
	HSBC Holdings PLC
200,000	4.60%, 12/17/2030, (4.60% fixed rate until 12/17/2030; 5 yr. USD CMT + 3.65% thereafter)(7)(8)	174,875
340,000	7.40%, 11/13/2034, (7.40% fixed rate until 11/13/2033; 6 mo. USD SOFR + 3.02% thereafter)(7)	373,704
EUR 600,000	Ibercaja Banco SA 9.13%, 01/25/2028, (9.13% fixed rate until 01/25/2028; 5 yr. EUR Swap + 6.83% thereafter)(5)(7)(8)	732,710
	Intesa Sanpaolo SpA
$ 435,000	3.88%, 01/12/2028(1)	425,340
310,000	4.20%, 06/01/2032, (4.20% fixed rate until 06/01/2031; 1 yr. USD CMT + 2.60% thereafter)(1)(7)	277,239
200,000	6.63%, 06/20/2033(1)	214,688
200,000	7.80%, 11/28/2053(1)	225,508
EUR 200,000	9.13%, 09/07/2029, (9.13% fixed rate until 09/07/2029; 5 yr. EURIBOR ICE Swap + 6.26% thereafter)(5)(7)(8)	257,723
	JP Morgan Chase & Co.
$ 70,000	4.51%, 10/22/2028, (4.51% fixed rate until 10/22/2027; 6 mo. USD SOFR + 0.86% thereafter)(7)	70,198
70,000	4.60%, 10/22/2030, (4.60% fixed rate until 10/22/2029; 6 mo. USD SOFR + 1.04% thereafter)(7)	69,953
25,000	5.14%, 01/24/2031, (5.14% fixed rate until 01/24/2030; 6 mo. USD SOFR + 1.01% thereafter)(7)	25,531
77,000	5.53%, 11/29/2045, (5.53% fixed rate until 11/29/2044; 6 mo. USD SOFR + 1.55% thereafter)(7)	75,826
	Lloyds Banking Group PLC
200,000	6.75%, 09/27/2031, (6.75% fixed rate until 09/27/2031; 5 yr. USD CMT + 3.15% thereafter)(7)(8)	187,376
GBP 225,000	8.50%, 03/27/2028, (8.50% fixed rate until 03/27/2028; 5 yr. U.K. Government Bond + 5.14% thereafter)(7)(8)	307,248
The accompanying notes are an integral part of these financial statements.

34

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Commercial Banks - 4.0% - (continued)
EUR 200,000	Luminor Holding AS 7.38%, 02/12/2031, (7.38% fixed rate until 02/12/2031; 5 yr. EURIBOR ICE Swap + 5.26% thereafter)(5)(7)(8)	$228,454
500,000	Nova Ljubljanska Banka DD 6.88%, 01/24/2034, (6.88% fixed rate until 01/24/2029; 5 yr. EURIBOR ICE Swap + 4.23% thereafter)(5)(7)	594,747
	Piraeus Financial Holdings SA
150,000	5.38%, 09/18/2035, (5.38% fixed rate until 06/18/2030; 5 yr. EURIBOR ICE Swap + 3.15% thereafter)(5)(7)	175,124
600,000	8.75%, 06/16/2026, (8.75% fixed rate until 06/16/2026; 5 yr. EUR Swap + 9.20% thereafter)(5)(7)(8)	702,528
$ 400,000	Santander Holdings USA, Inc. 5.47%, 03/20/2029, (5.47% fixed rate until 03/20/2028; 6 mo. USD SOFR + 1.61% thereafter)(7)	401,371
	Societe Generale SA
EUR 300,000	1.11%, 07/17/2031, (1.11% fixed rate until 07/17/2030; 3 mo. EURIBOR + 1.30% thereafter)(5)(7)	302,563
$ 260,000	10.00%, 11/14/2028, (10.00% fixed rate until 11/14/2028; 5 yr. USD CMT + 5.45% thereafter)(1)(7)(8)	279,581
	UBS Group AG
550,000	5.38%, 09/06/2045, (5.38% fixed rate until 09/06/2044; 1 yr. USD SOFR ICE Swap Rate + 1.86% thereafter)(1)(7)	519,807
200,000	6.88%, 08/07/2025, (6.88% fixed rate until 08/07/2025; 5 year USD Swap + 4.590% thereafter)(5)(7)(8)	200,000
475,000	7.00%, 02/10/2030, (7.00% fixed rate until 02/10/2030; 5 yr. USD ICE Swap + 3.08% thereafter)(1)(7)(8)	458,992
832,000	9.25%, 11/13/2033, (9.25% fixed rate until 11/13/2033; 5 yr. USD CMT + 4.76% thereafter)(1)(7)(8)	930,001
EUR 450,000	UBS Switzerland AG 3.15%, 06/21/2031(5)	521,605
GBP 603,000	Virgin Money U.K. PLC 11.00%, 12/08/2028, (11.00% fixed rate until 12/08/2028; 5 yr. U.K. Government Bond + 6.99% thereafter)(5)(7)(8)	895,324
		21,874,750
	Commercial Services - 0.6%
	Adani Ports & Special Economic Zone Ltd.
$ 265,000	3.83%, 02/02/2032(5)	216,768
345,000	4.00%, 07/30/2027(5)	323,599
200,000	4.38%, 07/03/2029(5)	181,557
400,000	Allied Universal Holdco LLC 7.88%, 02/15/2031(1)	408,544
200,000	Deluxe Corp. 8.13%, 09/15/2029(1)	200,269
EUR 550,000	House of HR Group BV 9.00%, 11/03/2029(5)	581,011
350,000	Nexi SpA 1.63%, 04/30/2026(5)	391,046
100,000	Verisure Holding AB 3.25%, 02/15/2027(5)	111,863
700,000	Verisure Midholding AB 5.25%, 02/15/2029(5)	796,614
		3,211,271
	Construction Materials - 0.0%
$ 95,000	Trane Technologies Financing Ltd. 5.10%, 06/13/2034	95,286
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Diversified Financial Services - 1.9%
$ 121,000	Air Lease Corp. 4.13%, 12/15/2026, (4.13% fixed rate until 12/15/2026; 5 yr. USD CMT + 3.15% thereafter)(7)(8)	$111,562
176,000	Aircastle Ltd. 5.25%, 06/15/2026, (5.25% fixed rate until 06/15/2026; 5 yr. USD CMT + 4.41% thereafter)(1)(7)(8)	171,004
	Bread Financial Holdings, Inc.
1,910,000	8.38%, 06/15/2035, (8.38% fixed rate until 06/15/2030; 5 yr. USD CMT + 4.30% thereafter)(1)(7)	1,786,351
224,000	9.75%, 03/15/2029(1)	235,653
220,000	Discover Financial Services 6.13%, 06/23/2025, (6.13% fixed rate until 06/23/2025; 5 yr. USD CMT + 5.78% thereafter)(7)(8)	219,602
300,000	EZCORP, Inc. 7.38%, 04/01/2032(1)	314,067
	Freedom Mortgage Holdings LLC
315,000	8.38%, 04/01/2032(1)	308,079
220,000	9.13%, 05/15/2031(1)	222,437
1,490,000	9.25%, 02/01/2029(1)	1,517,848
445,000	Hightower Holding LLC 9.13%, 01/31/2030(1)	455,013
	IIFL Finance Ltd.
890,000	8.75%, 07/24/2028(1)	845,500
360,000	8.75%, 07/24/2028(5)	342,000
348,000	Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(1)	349,639
157,000	Jefferson Capital Holdings LLC 8.25%, 05/15/2030(1)(9)	157,998
310,000	LFS Topco LLC 5.88%, 10/15/2026(1)	296,603
363,000	Midcap Financial Issuer Trust 6.50%, 05/01/2028(1)	346,530
	Muthoot Finance Ltd.
600,000	6.38%, 04/23/2029(5)	580,347
335,000	7.13%, 02/14/2028(5)	332,886
1,225,000	Planet Financial Group LLC 10.50%, 12/15/2029(1)	1,208,095
200,000	Rfna LP 7.88%, 02/15/2030(1)	196,738
380,000	TrueNoord Capital DAC 8.75%, 03/01/2030(1)	388,163
		10,386,115
	Electric - 2.3%
450,000	Adani Electricity Mumbai Ltd. 3.87%, 07/22/2031(5)	368,380
933,945	AES Panama Generation Holdings SRL 4.38%, 05/31/2030(5)	816,781
160,000	Alabama Power Co. 5.10%, 04/02/2035	160,637
705,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 7.88%, 02/15/2039(5)	714,609
EUR 730,000	Bulgarian Energy Holding EAD 2.45%, 07/22/2028(5)	776,602
	Dominion Energy, Inc.
$ 106,000	6.88%, 02/01/2055, (6.88% fixed rate until 11/03/2029; 5 yr. USD CMT + 2.39% thereafter)(7)	109,003
140,000	7.00%, 06/01/2054, (7.00% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.51% thereafter)(7)	145,356
945,000	Edison International 8.13%, 06/15/2053, (8.13% fixed rate until 03/15/2028; 5 yr. USD CMT + 3.86% thereafter)(7)	899,775
334,000	Emera, Inc. 6.75%, 06/15/2076	334,452
230,000	Energo-Pro AS 11.00%, 11/02/2028(5)	240,902
The accompanying notes are an integral part of these financial statements.

35

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Electric - 2.3% - (continued)
$ 218,000	EUSHI Finance, Inc. 7.63%, 12/15/2054, (7.63% fixed rate until 09/15/2029; 5 yr. USD CMT + 3.14% thereafter)(7)	$218,972
2,494,000	GDZ Elektrik Dagitim AS 9.00%, 10/15/2029(1)	2,335,860
49,691	Johnsonville Aeroderivative Combustion Turbine Generation LLC 5.08%, 10/01/2054	47,992
795,000	Lamar Funding Ltd. 3.96%, 05/07/2025(5)	795,056
1,795,000	Limak Yenilenebilir Enerji AS 9.63%, 08/12/2030(1)	1,745,638
900,000	PG&E Corp. 7.38%, 03/15/2055, (7.38% fixed rate until 12/15/2029; 5 yr. USD CMT + 3.88% thereafter)(7)	873,711
675,000	Termocandelaria Power SA 7.75%, 09/17/2031(1)	671,753
55,000	Virginia Electric & Power Co. 5.65%, 03/15/2055	52,714
1,400,000	Zorlu Enerji Elektrik Uretim AS 11.00%, 04/23/2030(1)	1,282,192
		12,590,385
	Energy-Alternate Sources - 0.4%
1,360,000	FS Luxembourg SARL 8.88%, 02/12/2031(5)	1,367,190
710,000	Greenko Wind Projects Mauritius Ltd. 7.25%, 09/27/2028(1)	687,398
		2,054,588
	Engineering & Construction - 0.6%
	IHS Holding Ltd.
445,000	6.25%, 11/29/2028(5)	422,440
400,000	7.88%, 05/29/2030(5)	385,577
700,000	8.25%, 11/29/2031(1)	674,380
1,600,024	International Airport Finance SA 12.00%, 03/15/2033(5)	1,708,021
		3,190,418
	Entertainment - 0.1%
260,000	Caesars Entertainment, Inc. 6.00%, 10/15/2032(1)	245,113
330,000	Great Canadian Gaming Corp. 8.75%, 11/15/2029(1)	327,024
		572,137
	Environmental Control - 0.1%
355,000	Ambipar Lux SARL 10.88%, 02/05/2033(1)	346,799
205,000	Reworld Holding Corp. 4.88%, 12/01/2029(1)	191,548
		538,347
	Food - 0.3%
EUR 400,000	ELO SACA 3.25%, 07/23/2027(5)	435,051
$ 40,000	Mars, Inc. 5.65%, 05/01/2045(1)	39,724
340,000	Minerva Luxembourg SA 8.88%, 09/13/2033(5)	362,670
	Picard Groupe SAS
EUR 500,000	6.38%, 07/01/2029(1)	590,498
100,000	6.38%, 07/01/2029(5)	118,100
		1,546,043
	Food Service - 0.0%
200,000	Elior Group SA 3.75%, 07/15/2026(5)	225,720
	Forest Products & Paper - 0.2%
$ 890,000	Mercer International, Inc. 12.88%, 10/01/2028(1)	909,401
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Gas - 0.1%
$ 286,000	AltaGas Ltd. 7.20%, 10/15/2054, (7.20% fixed rate until 07/17/2034; 5 yr. USD CMT + 3.57% thereafter)(1)(7)	$279,312
	Hand/Machine Tools - 0.1%
EUR 450,000	IMA Industria Macchine Automatiche SpA 3.75%, 01/15/2028(5)	502,136
	Healthcare - Services - 0.2%
	Acadia Healthcare Co., Inc.
$ 110,000	5.00%, 04/15/2029(1)	103,989
520,000	7.38%, 03/15/2033(1)	519,548
250,000	CHS/Community Health Systems, Inc. 4.75%, 02/15/2031(1)	206,389
275,000	Star Parent, Inc. 9.00%, 10/01/2030(1)	278,251
		1,108,177
	Insurance - 0.9%
	Acrisure LLC/Acrisure Finance, Inc.
260,000	8.25%, 02/01/2029(1)	266,026
930,000	8.50%, 06/15/2029(1)	960,623
205,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 7.38%, 10/01/2032(1)	207,165
200,000	Allianz SE 5.60%, 09/03/2054, (5.60% fixed rate until 03/03/2034; 5 yr. USD CMT + 2.77% thereafter)(1)(7)	194,037
200,000	Ardonagh Group Finance Ltd. 8.88%, 02/15/2032(1)	204,004
	Athene Global Funding
192,000	1.61%, 06/29/2026(1)	185,549
122,000	5.35%, 07/09/2027(1)	124,186
159,000	Enstar Group Ltd. 7.50%, 04/01/2045, (7.50% fixed rate until 10/01/2034; 5 yr. USD CMT + 3.19% thereafter)(1)(7)	159,440
	Global Atlantic Fin Co.
411,000	4.70%, 10/15/2051, (4.70% fixed rate until 07/15/2026; 5 yr. USD CMT + 3.80% thereafter)(1)(7)	390,597
113,000	7.95%, 10/15/2054, (7.95% fixed rate until 07/15/2029; 5 yr. USD CMT + 3.61% thereafter)(1)(7)	114,754
540,000	Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC 8.13%, 02/15/2032(1)	547,778
118,000	Liberty Mutual Group, Inc. 4.13%, 12/15/2051, (4.13% fixed rate until 09/15/2026; 5 yr. USD CMT + 3.32% thereafter)(1)(7)	111,437
440,000	Lincoln National Corp. 9.25%, 12/01/2027, (9.25% fixed rate until 12/01/2027; 5 yr. USD CMT + 5.32% thereafter)(7)(8)	465,472
750,000	Nippon Life Insurance Co. 6.50%, 04/30/2055, (6.50% fixed rate until 04/30/2035; 5 yr. USD CMT + 3.19% thereafter)(1)(7)	760,900
EUR 200,000	SCOR SE 6.00%, 06/20/2034, (6.00% fixed rate until 06/20/2034; 5 yr. EURIBOR ICE Swap + 3.86% thereafter)(5)(7)(8)	224,364
		4,916,332
	Internet - 0.2%
	Alphabet, Inc.
$ 20,000	5.25%, 05/15/2055(9)	19,740
80,000	5.30%, 05/15/2065(9)	79,038
The accompanying notes are an integral part of these financial statements.

36

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Internet - 0.2% - (continued)
$ 125,000	Gen Digital, Inc. 6.25%, 04/01/2033(1)	$124,663
EUR 550,000	United Group BV 6.75%, 02/15/2031(5)	638,248
		861,689
	Investment Company Security - 0.0%
$ 175,000	Sixth Street Lending Partners 6.13%, 07/15/2030(1)	175,639
	Lodging - 0.8%
	Fortune Star BVI Ltd.
EUR 845,000	3.95%, 10/02/2026(5)	910,648
$ 1,175,000	5.00%, 05/18/2026(5)	1,133,495
152,000	Las Vegas Sands Corp. 6.00%, 06/14/2030(9)	152,855
	Melco Resorts Finance Ltd.
400,000	5.38%, 12/04/2029(5)	360,950
420,000	5.75%, 07/21/2028(5)	396,120
1,575,000	Studio City Finance Ltd. 5.00%, 01/15/2029(5)	1,382,975
		4,337,043
	Media - 0.1%
182,000	Paramount Global 6.38%, 03/30/2062, (6.38% fixed rate until 03/30/2027; 5 yr. USD CMT + 4.00% thereafter)(7)	175,070
50,000	Scripps Escrow II, Inc. 3.88%, 01/15/2029(1)(10)	38,099
65,000	Scripps Escrow, Inc. 5.88%, 07/15/2027(1)(10)	51,481
280,000	VTR Comunicaciones SpA 5.13%, 01/15/2028(5)	262,813
		527,463
	Mining - 1.1%
350,000	First Quantum Minerals Ltd. 9.38%, 03/01/2029(1)	367,133
	Glencore Funding LLC
43,000	5.89%, 04/04/2054(1)	40,553
20,000	6.14%, 04/01/2055(1)	19,379
84,000	6.38%, 10/06/2030(1)	89,476
1,400,000	Ivanhoe Mines Ltd. 7.88%, 01/23/2030(1)	1,365,606
600,000	Stillwater Mining Co. 4.50%, 11/16/2029(5)	503,842
	Vedanta Resources Finance II PLC
1,765,000	9.85%, 04/24/2033(1)	1,601,166
735,000	11.25%, 12/03/2031(1)	724,126
1,470,000	WE Soda Investments Holding PLC 9.50%, 10/06/2028(5)	1,503,442
		6,214,723
	Oil & Gas - 1.9%
1,870,000	Azule Energy Finance PLC 8.13%, 01/23/2030(1)	1,802,680
	Diamondback Energy, Inc.
80,000	4.25%, 03/15/2052	58,599
45,000	5.90%, 04/18/2064	39,902
	Ecopetrol SA
1,645,000	7.75%, 02/01/2032	1,568,430
185,000	8.38%, 01/19/2036	173,176
	Energean Israel Finance Ltd.
2,035,000	5.88%, 03/30/2031(5)	1,840,210
335,000	8.50%, 09/30/2033(5)	335,469
385,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru 7.75%, 11/05/2038(1)(9)	397,031
1,495,000	Leviathan Bond Ltd. 6.75%, 06/30/2030(5)	1,444,583
200,000	Medco Oak Tree Pte. Ltd. 7.38%, 05/14/2026(5)	200,551
590,000	Raizen Fuels Finance SA 6.70%, 02/25/2037(1)	577,292
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Oil & Gas - 1.9% - (continued)
$ 115,000	Talos Production, Inc. 9.38%, 02/01/2031(1)	$108,126
1,830,000	Vital Energy, Inc. 7.88%, 04/15/2032(1)	1,421,714
725,000	YPF SA 6.95%, 07/21/2027(5)	710,774
		10,678,537
	Packaging & Containers - 0.3%
EUR 450,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 2.13%, 08/15/2026(5)	452,075
	Clydesdale Acquisition Holdings, Inc.
$ 225,000	6.75%, 04/15/2032(1)	230,063
304,000	8.75%, 04/15/2030(1)	313,218
	LABL, Inc.
67,000	5.88%, 11/01/2028(1)	55,409
50,000	8.63%, 10/01/2031(1)	40,875
740,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 3.75%, 08/02/2028(4)(5)	678,950
		1,770,590
	Pharmaceuticals - 0.7%
	CVS Health Corp.
2,008,000	6.75%, 12/10/2054, (6.75% fixed rate until 09/10/2034; 5 yr. USD CMT + 2.52% thereafter)(7)	1,994,479
305,000	7.00%, 03/10/2055, (7.00% fixed rate until 12/10/2029; 5 yr. USD CMT + 2.89% thereafter)(7)	308,522
	Grifols SA
EUR 250,000	3.88%, 10/15/2028(5)(10)	265,512
425,000	7.50%, 05/01/2030(5)	506,353
	Teva Pharmaceutical Finance Netherlands II BV
550,000	4.38%, 05/09/2030	629,968
250,000	7.88%, 09/15/2031	335,001
		4,039,835
	Pipelines - 0.4%
$ 770,000	AL Candelaria -spain- SA 5.75%, 06/15/2033(5)	631,631
	Enbridge, Inc.
382,000	5.75%, 07/15/2080, (5.75% fixed rate until 04/15/2030; 5 yr. USD CMT + 5.31% thereafter)(7)	366,121
155,000	8.50%, 01/15/2084, (8.50% fixed rate until 10/15/2033; 5 yr. USD CMT + 4.43% thereafter)(7)	167,073
103,000	Energy Transfer LP 8.00%, 05/15/2054, (8.00% fixed rate until 02/15/2029; 5 yr. USD CMT + 4.02% thereafter)(7)	106,908
75,000	ONEOK, Inc. 5.85%, 11/01/2064	66,880
414,000	South Bow Canadian Infrastructure Holdings Ltd. 7.63%, 03/01/2055, (7.63% fixed rate until 12/01/2029; 5 yr. USD CMT + 3.95% thereafter)(1)(7)	413,587
164,000	TransCanada PipeLines Ltd. 7.00%, 06/01/2065, (7.00% fixed rate until 03/01/2030; 5 yr. USD CMT + 2.61% thereafter)(7)	160,825
The accompanying notes are an integral part of these financial statements.

37

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Pipelines - 0.4% - (continued)
	Transcanada Trust
$ 442,000	5.60%, 03/07/2082, (5.60% fixed rate until 12/07/2031; 5 yr. USD CMT + 3.99% thereafter)(7)	$407,826
111,000	5.88%, 08/15/2076, (5.88% fixed rate until 08/15/2026; 3 mo. USD SOFR + 4.64% thereafter)(7)	109,383
		2,430,234
	Real Estate - 1.0%
EUR 250,000	Canary Wharf Group Investment Holdings PLC 1.75%, 04/07/2026(5)	273,296
150,000	Castellum AB 3.13%, 12/02/2026, (3.13% fixed rate until 12/02/2026; 5 yr. EUR Swap + 3.45% thereafter)(5)(7)(8)	164,554
$ 2,140,000	Fuqing Investment Management Ltd. 3.25%, 06/23/2025(5)	2,123,566
395,000	GLP China Holdings Ltd. 2.95%, 03/29/2026(5)	364,603
EUR 260,000	Neinor Homes SA 5.88%, 02/15/2030(1)	302,494
900,000	Peach Property Finance GmbH 4.38%, 11/15/2025(5)	988,468
$ 1,170,000	Pingan Real Estate Capital Ltd. 3.45%, 07/29/2026(5)	1,117,426
		5,334,407
	Real Estate Investment Trusts - 0.7%
EUR 1,850,000	Alexandrite Monnet U.K. Holdco PLC 10.50%, 05/15/2029(5)	2,300,059
$ 1,150,000	Hudson Pacific Properties LP 4.65%, 04/01/2029	823,477
420,000	Trust Fibra Uno 7.38%, 02/13/2034(5)	415,785
189,000	VICI Properties LP/VICI Note Co., Inc. 4.13%, 08/15/2030(1)	178,291
		3,717,612
	Retail - 0.4%
165,000	BCPE Ulysses Intermediate, Inc. 7.75%, 04/01/2027(1)(11)	160,076
EUR 575,000	Goldstory SAS 6.75%, 02/01/2030(5)	666,860
$ 115,000	Macy's Retail Holdings LLC 5.13%, 01/15/2042	75,441
140,000	O'Reilly Automotive, Inc. 5.00%, 08/19/2034	136,817
GBP 400,000	Punch Finance PLC 6.13%, 06/30/2026(5)	527,989
$ 279,000	Staples, Inc. 10.75%, 09/01/2029(1)	241,730
35,000	Victra Holdings LLC/Victra Finance Corp. 8.75%, 09/15/2029(1)	35,519
GBP 200,000	Waga Bondco Ltd. 8.50%, 06/15/2030(1)	260,423
$ 365,000	Zhongsheng Group Holdings Ltd. 5.98%, 01/30/2028(5)	357,126
		2,461,981
	Semiconductors - 0.0%
200,000	Foundry JV Holdco LLC 6.40%, 01/25/2038(1)	209,762
65,000	Intel Corp. 3.05%, 08/12/2051	37,325
		247,087
	Software - 0.1%
145,000	Synopsys, Inc. 5.00%, 04/01/2032	146,007
	TeamSystem SpA
EUR 400,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(1)(2)	451,763
200,000	5.78%, 07/31/2031, 3 mo. EURIBOR + 3.50%(2)(5)	225,881
		823,651
Shares or Principal Amount		Market Value†
CORPORATE BONDS - 22.4% - (continued)
	Telecommunications - 1.9%
	Africell Holding Ltd.
$ 1,580,000	10.50%, 10/23/2029(1)	$1,482,177
642,000	10.50%, 10/23/2029(5)	601,205
800,000	Altice France SA 5.13%, 07/15/2029(1)	652,707
	AT&T, Inc.
45,000	3.85%, 06/01/2060	30,638
90,000	4.30%, 12/15/2042	75,070
314,000	EchoStar Corp. 6.75%, 11/30/2030(11)	292,671
EUR 1,250,000	Eolo SpA 4.88%, 10/21/2028(5)	1,279,830
800,000	Eutelsat SA 9.75%, 04/13/2029(5)	918,425
480,000	Iliad Holding SASU 6.88%, 04/15/2031(5)	579,822
200,000	Kaixo Bondco Telecom SA 5.13%, 09/30/2029(5)	228,734
$ 191,000	Level 3 Financing, Inc. 4.50%, 04/01/2030(1)	159,051
EUR 800,000	Lorca Telecom Bondco SA 5.75%, 04/30/2029(5)	950,688
$ 845,000	Millicom International Cellular SA 4.50%, 04/27/2031(5)	752,590
EUR 400,000	Odido Holding BV 3.75%, 01/15/2029(5)	444,077
$ 250,000	Silknet JSC 8.38%, 01/31/2027(5)	251,972
420,000	Turkcell Iletisim Hizmetleri AS 7.65%, 01/24/2032(1)	420,153
1,040,000	VEON Holdings BV 3.38%, 11/25/2027(5)	932,703
285,000	VF Ukraine PAT via VFU Funding PLC 9.63%, 02/11/2027(4)(5)	275,080
		10,327,593
	Water - 0.1%
275,000	Aegea Finance SARL 9.00%, 01/20/2031(1)	286,861
	Total Corporate Bonds (cost $122,420,416)	$123,003,464
FOREIGN GOVERNMENT OBLIGATIONS - 4.1%
	Angola - 0.1%
985,000	Angola Government International Bonds 8.00%, 11/26/2029(5)	$785,232
	Argentina - 0.1%
420,000	Argentina Republic Government International Bonds 4.13%, 07/09/2035(4)	280,091
	Benin - 0.1%
770,000	Benin Government International Bonds 7.96%, 02/13/2038(5)	692,800
	Brazil - 0.4%
	Brazil Notas do Tesouro Nacional
BRL 3,644,000	10.00%, 01/01/2027	607,473
1,000,000	10.00%, 01/01/2029	159,072
9,108,000	10.00%, 01/01/2031	1,373,152
1,255,000	10.00%, 01/01/2035	176,595
		2,316,292
	Chile - 0.1%
	Bonos de la Tesoreria de la Republica en pesos
CLP 180,000,000	5.00%, 10/01/2028(5)	188,457
200,000,000	6.00%, 04/01/2033(5)	215,421
		403,878
	China - 0.1%
CNY 5,160,000	China Government Bonds 2.27%, 05/25/2034	745,494
The accompanying notes are an integral part of these financial statements.

38

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Colombia - 0.3%
$ 1,380,000	Colombia Government International Bonds 5.00%, 06/15/2045	$896,694
	Colombia TES
COP 1,734,700,000	6.25%, 07/09/2036	262,371
773,300,000	7.50%, 08/26/2026	178,826
1,307,700,000	7.75%, 09/18/2030	268,941
		1,606,832
	Czech Republic - 0.0%
CZK 4,230,000	Czech Republic Government Bonds 2.50%, 08/25/2028(5)	187,027
	Dominican Republic - 0.0%
DOP 9,950,000	Dominican Republic International Bonds 13.63%, 02/03/2033(5)	196,239
	Gabon - 0.3%
$ 2,025,000	Gabon Government International Bonds 6.63%, 02/06/2031(5)	1,440,528
	Hungary - 0.1%
HUF 196,610,000	Hungary Government Bonds 1.50%, 04/22/2026	527,155
	India - 0.1%
	India Government Bonds
INR 6,920,000	6.10%, 07/12/2031	81,605
8,730,000	6.64%, 06/16/2035	104,935
26,180,000	7.26%, 01/14/2029	321,881
		508,421
	Indonesia - 0.1%
IDR 11,680,000,000	Indonesia Treasury Bonds 7.00%, 09/15/2030	713,282
	Ivory Coast - 0.3%
EUR 1,580,000	Ivory Coast Government International Bonds 4.88%, 01/30/2032(5)	1,546,334
	Malaysia - 0.2%
	Malaysia Government Bonds
MYR 1,925,000	3.83%, 07/05/2034	451,552
414,000	3.90%, 11/16/2027	97,585
1,331,000	4.76%, 04/07/2037	337,058
		886,195
	Mexico - 0.1%
	Mexico Bonos
MXN 4,253,800	7.75%, 05/29/2031	204,787
4,763,300	8.00%, 05/24/2035	221,860
$ 58,000	Mexico Government International Bonds 5.75%, 10/12/2110	43,823
		470,470
	Panama - 0.2%
950,000	Panama Government International Bonds 6.70%, 01/26/2036	915,211
	Peru - 0.1%
	Peru Government Bonds
PEN 1,340,000	5.40%, 08/12/2034	336,654
1,189,000	6.95%, 08/12/2031	352,206
395,000	7.60%, 08/12/2039(5)	111,937
		800,797
	Philippines - 0.1%
PHP 16,950,000	Philippines Government Bonds 6.25%, 03/22/2028	306,713
Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 4.1% - (continued)
	Poland - 0.1%
PLN 1,330,000	Republic of Poland Government Bonds 3.75%, 05/25/2027	$348,006
	Romania - 0.6%
	Romania Government Bonds
RON 515,000	5.00%, 02/12/2029	107,646
475,000	7.10%, 07/31/2034	104,946
1,825,000	8.25%, 09/29/2032	430,231
	Romania Government International Bonds
EUR 790,000	2.75%, 04/14/2041(5)	533,445
510,000	2.88%, 04/13/2042(5)	345,528
610,000	3.75%, 02/07/2034(5)	569,320
1,000,000	5.38%, 03/22/2031(5)	1,116,329
$ 72,000	7.50%, 02/10/2037(1)	71,647
		3,279,092
	South Africa - 0.2%
	Republic of South Africa Government Bonds
ZAR 3,869,000	8.00%, 01/31/2030	201,571
18,248,000	8.75%, 01/31/2044	759,593
4,540,000	8.88%, 02/28/2035	218,872
		1,180,036
	Sri Lanka - 0.2%
	Sri Lanka Government International Bonds
$ 235,000	3.60%, 05/15/2036(1)(4)	163,325
1,361,270	3.60%, 02/15/2038(1)(4)	952,889
		1,116,214
	Supranational - 0.0%
IDR 2,419,000,000	European Bank for Reconstruction & Development 4.60%, 12/09/2025	144,368
MXN 1,075,000	International Bank for Reconstruction & Development 6.75%, 06/17/2027(5)	52,780
		197,148
	Thailand - 0.1%
	Thailand Government Bonds
THB 5,243,000	3.65%, 06/20/2031	174,664
14,538,000	3.78%, 06/25/2032	491,960
		666,624
	Uruguay - 0.1%
	Uruguay Government International Bonds
UYU 3,572,704	4.38%, 12/15/2028(12)	88,049
8,225,000	9.75%, 07/20/2033	196,253
		284,302
	Total Foreign Government Obligations (cost $22,823,721)	$22,400,413
MUNICIPAL BONDS - 0.2%
	General - 0.0%
$ 18,771	Chicago Transit Auth Sales & Transfer Tax Receipts, IL, Rev 6.90%, 12/01/2040	$20,812
	Higher Education - 0.2%
725,000	Maricopa County Industrial Dev Auth, AZ, Rev 7.38%, 10/01/2029(1)	752,994
	Tobacco - 0.0%
30,000	Golden State Tobacco Securitization Corp., CA, Rev 3.00%, 06/01/2046	26,122
	Transportation - 0.0%
	Metropolitan Transportation Auth, NY, Rev
5,000	5.18%, 11/15/2049	4,376
The accompanying notes are an integral part of these financial statements.

39

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.2% - (continued)
	Transportation - 0.0% - (continued)
$ 5,000	6.20%, 11/15/2026	$5,087
125,000	6.81%, 11/15/2040	135,738
		145,201
	Total Municipal Bonds (cost $960,998)	$945,129
SENIOR FLOATING RATE INTERESTS - 9.5%(13)
	Aerospace & Defense - 0.2%
130,000	Barnes Group, Inc. 7.32%, 01/27/2032, 1 mo. USD Term SOFR + 3.00%	$127,779
	TransDigm, Inc.
545,875	6.80%, 02/28/2031, 3 mo. USD Term SOFR + 2.50%	540,029
273,625	6.80%, 01/19/2032, 3 mo. USD Term SOFR + 2.50%	270,574
		938,382
	Airlines - 0.1%
194,025	AS Mileage Plan IP Ltd. 6.27%, 10/15/2031, 3 mo. USD Term SOFR + 2.00%	192,935
323,375	JetBlue Airways Corp. 9.05%, 08/27/2029, 3 mo. USD Term SOFR + 4.75%	291,037
260,000	Vista Management Holding, Inc. 8.05%, 04/01/2031, 3 mo. USD Term SOFR + 3.75%	258,591
		742,563
	Apparel - 0.3%
992,551	ABG Intermediate Holdings 2 LLC 6.57%, 12/21/2028, 1 mo. USD Term SOFR + 2.25%	972,332
240,694	Hanesbrands, Inc. 7.07%, 03/07/2032, 1 mo. USD Term SOFR + 2.75%	238,088
250,000	Varsity Brands, Inc. 7.82%, 08/26/2031, 3 mo. USD Term SOFR + 3.50%	245,313
		1,455,733
	Auto Parts & Equipment - 0.2%
310,000	Clarios Global LP 7.07%, 01/28/2032, 1 mo. USD Term SOFR + 2.75%	303,155
	First Brands Group LLC
496,124	9.54%, 03/30/2027, 3 mo. USD Term SOFR + 5.00%	459,714
200,000	13.04%, 03/30/2028, 3 mo. USD Term SOFR + 8.50%	168,000
		930,869
	Beverages - 0.1%
496,250	Pegasus Bidco BV 7.57%, 07/12/2029, 3 mo. USD Term SOFR + 3.25%	493,769
	Chemicals - 0.2%
129,675	A-AP Buyer, Inc. 7.07%, 09/09/2031, 1 mo. USD Term SOFR + 2.75%	129,189
495,758	INEOS U.S. Finance LLC 7.32%, 02/07/2031, 1 mo. USD Term SOFR + 3.00%	457,337
339,595	Nouryon Finance BV 7.55%, 04/03/2028, 3 mo. USD Term SOFR + 3.25%	336,906
	USALCO LLC
113,041	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%	112,569
11,676	8.30%, 09/30/2031, 3 mo. USD Term SOFR + 4.00%(14)	11,627
		1,047,628
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Commercial Services - 0.9%
$ 793,830	Allied Universal Holdco LLC 8.17%, 05/12/2028, 1 mo. USD Term SOFR + 3.75%	$792,624
363,175	Belron Finance 2019 LLC 7.05%, 10/16/2031, 3 mo. USD Term SOFR + 2.75%	361,711
349,125	Boost Newco Borrower LLC 6.30%, 01/31/2031, 3 mo. USD Term SOFR + 2.00%	348,252
400,000	BrightView Landscapes LLC 6.28%, 04/20/2029, 3 mo. USD Term SOFR + 2.00%	392,000
372,886	Camelot U.S. Acquisition LLC 7.07%, 01/31/2031, 1 mo. USD Term SOFR + 2.75%	367,602
397,003	Cimpress PLC 6.82%, 05/17/2028, 1 mo. USD Term SOFR + 2.50%	383,107
248,749	Creative Artists Agency LLC 7.07%, 10/01/2031, 1 mo. USD Term SOFR + 2.75%	247,239
297,744	Ensemble RCM LLC 7.28%, 08/01/2029, 3 mo. USD Term SOFR + 3.00%	297,280
329,175	First Advantage Holdings LLC 7.57%, 10/31/2031, 1 mo. USD Term SOFR + 3.25%	326,397
248,128	Garda World Security Corp. 7.29%, 02/01/2029, 1 mo. USD Term SOFR + 3.00%	245,337
298,500	OMNIA Partners LLC 7.03%, 07/25/2030, 3 mo. USD Term SOFR + 2.75%	296,882
349,118	Ryan LLC 7.82%, 11/14/2030, 1 mo. USD Term SOFR + 3.50%	347,897
173,875	Trans Union LLC 6.07%, 06/24/2031, 1 mo. USD Term SOFR + 1.75%	172,788
249,375	TTF Holdings LLC 8.00%, 07/18/2031, 6 mo. USD Term SOFR + 3.75%	242,517
385,991	Wand NewCo 3, Inc. 6.82%, 01/30/2031, 1 mo. USD Term SOFR + 2.50%	380,243
		5,201,876
	Construction Materials - 0.4%
396,923	Chamberlain Group, Inc. 7.67%, 11/03/2028, 1 mo. USD Term SOFR + 3.25%	391,517
248,062	Cornerstone Building Brands, Inc. 7.67%, 04/12/2028, 1 mo. USD Term SOFR + 3.25%	216,295
347,029	CP Atlas Buyer, Inc. 8.17%, 11/23/2027, 1 mo. USD Term SOFR + 3.75%	323,864
348,250	Emerald Borrower LP 6.80%, 08/04/2031, 3 mo. USD Term SOFR + 2.50%	343,681
496,250	Quikrete Holdings, Inc. 6.57%, 04/14/2031, 1 mo. USD Term SOFR + 2.25%	486,141
298,500	Wilsonart LLC 8.55%, 08/05/2031, 3 mo. USD Term SOFR + 4.25%	288,053
		2,049,551
	Distribution/Wholesale - 0.2%
222,306	American Builders & Contractors Supply Co., Inc. 6.07%, 01/31/2031, 1 mo. USD Term SOFR + 1.75%	221,921
The accompanying notes are an integral part of these financial statements.

40

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Distribution/Wholesale - 0.2% - (continued)
$ 257,262	Core & Main LP 6.27%, 07/27/2028, 6 mo. USD Term SOFR + 2.00%	$256,619
496,256	Windsor Holdings III LLC 7.07%, 08/01/2030, 1 mo. USD Term SOFR + 2.75%	488,688
		967,228
	Diversified Financial Services - 0.2%
297,754	Blackhawk Network Holdings, Inc. 8.32%, 03/12/2029, 1 mo. USD Term SOFR + 4.00%	297,149
309,225	Focus Financial Partners LLC 7.07%, 09/15/2031, 1 mo. USD Term SOFR + 2.75%	305,150
298,500	Hightower Holding LLC 7.29%, 02/03/2032, 3 mo. USD Term SOFR + 3.00%	293,276
		895,575
	Electric - 0.0%
134,092	Thunder Generation Funding LLC 7.30%, 10/03/2031, U.S. (Fed) Prime Rate + 2.00%	133,891
	Electronics - 0.1%
396,955	II-VI, Inc. 6.32%, 07/02/2029, 1 mo. USD Term SOFR + 2.00%	391,993
300,000	LSF12 Crown U.S. Commercial Bidco LLC 8.57%, 12/02/2031, 1 mo. USD Term SOFR + 4.25%	287,499
		679,492
	Engineering & Construction - 0.1%
497,500	Brown Group Holding LLC 6.80%, 07/01/2031, 1 mo. USD Term SOFR + 2.50%	491,958
248,096	KKR Apple Bidco LLC 6.82%, 09/23/2031, 1 mo. USD Term SOFR + 2.50%	244,774
		736,732
	Entertainment - 0.4%
225,503	Banijay Entertainment SAS 7.07%, 03/01/2028, 1 mo. USD Term SOFR + 2.75%	223,717
496,241	Caesars Entertainment, Inc. 6.56%, 02/06/2031, 3 mo. USD Term SOFR + 2.25%	487,661
397,002	Cinemark USA, Inc. 7.07%, 05/24/2030, 1 mo. USD Term SOFR + 2.75%	395,681
497,500	Light & Wonder International, Inc. 6.57%, 04/14/2029, 1 mo. USD Term SOFR + 2.25%	495,843
297,739	Ontario Gaming GTA LP 8.55%, 08/01/2030, 3 mo. USD Term SOFR + 4.25%	287,467
259,350	UFC Holdings LLC 6.58%, 11/21/2031, 3 mo. USD Term SOFR + 2.25%	258,971
		2,149,340
	Environmental Control - 0.2%
496,450	Covanta Holding Corp. 6.82%, 11/30/2028, 1 mo. USD Term SOFR + 2.50%	494,589
596,915	Filtration Group Corp. 7.32%, 10/21/2028, 1 mo. USD Term SOFR + 3.00%	595,745
		1,090,334
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Food - 0.2%
$ 496,241	Aspire Bakeries Holdings LLC 8.57%, 12/13/2030, 1 mo. USD Term SOFR + 4.25%	$495,000
497,500	B&G Foods, Inc. 7.82%, 10/10/2029, 1 mo. USD Term SOFR + 3.50%	474,118
198,445	CHG PPC Parent LLC 7.44%, 12/08/2028, 1 mo. USD Term SOFR + 3.00%	197,949
150,036	U.S. Foods, Inc. 6.07%, 11/22/2028, 1 mo. USD Term SOFR + 1.75%	150,486
		1,317,553
	Food Service - 0.0%
99,502	Golden State Foods LLC 8.57%, 12/04/2031, 1 mo. USD Term SOFR + 4.25%	99,556
	Hand/Machine Tools - 0.1%
315,000	Alliance Laundry Systems LLC 7.07%, 08/19/2031, 3 mo. USD Term SOFR + 2.75%	312,206
104,475	Madison Safety & Flow LLC 7.07%, 09/26/2031, 1 mo. USD Term SOFR + 2.75%	103,561
		415,767
	Healthcare - Products - 0.2%
297,704	Bausch & Lomb Corp. 7.67%, 05/10/2027, 1 mo. USD Term SOFR + 3.25%	293,864
238,144	Insulet Corp. 6.82%, 08/04/2031, 1 mo. USD Term SOFR + 2.50%	237,787
497,500	Medline Borrower LP 6.57%, 10/23/2028, 1 mo. USD Term SOFR + 2.25%	493,818
		1,025,469
	Healthcare - Services - 0.1%
198,450	ADMI Corp. 7.81%, 12/23/2027, 1 mo. USD Term SOFR + 3.38%	189,023
347,368	Heartland Dental LLC 8.82%, 04/28/2028, 1 mo. USD Term SOFR + 4.50%	343,113
		532,136
	Home Builders - 0.0%
170,000	Tecta America Corp. 7.32%, 02/18/2032, 1 mo. USD Term SOFR + 3.00%	168,052
	Home Furnishings - 0.2%
598,500	AI Aqua Merger Sub, Inc. 7.32%, 07/31/2028, 1 mo. USD Term SOFR + 3.00%	590,845
304,237	Tempur Sealy International, Inc. 6.78%, 10/24/2031, 1 mo. USD Term SOFR + 2.50%	303,325
		894,170
	Insurance - 1.0%
597,004	Acrisure LLC 7.32%, 11/06/2030, 1 mo. USD Term SOFR + 3.00%	589,171
611,925	Alliant Holdings Intermediate LLC 7.07%, 09/19/2031, 1 mo. USD Term SOFR + 2.75%	607,207
595,489	AssuredPartners, Inc. 7.82%, 02/14/2031, 1 mo. USD Term SOFR + 3.50%	595,334
	Asurion LLC
496,183	8.42%, 08/19/2028, 1 mo. USD Term SOFR + 4.00%	478,276
250,000	9.69%, 01/20/2029, 1 mo. USD Term SOFR + 5.25%	228,828
The accompanying notes are an integral part of these financial statements.

41

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Insurance - 1.0% - (continued)
$ 272,938	BroadStreet Partners, Inc. 7.32%, 06/13/2031, 1 mo. USD Term SOFR + 3.00%	$271,425
595,507	HUB International Ltd. 6.77%, 06/20/2030, 3 mo. USD Term SOFR + 2.50%	591,279
299,250	Ryan Specialty Group LLC 6.57%, 09/15/2031, 1 mo. USD Term SOFR + 2.25%	297,754
995,000	Sedgwick Claims Management Services, Inc. 7.31%, 07/31/2031, 3 mo. USD Term SOFR + 3.00%	989,408
275,806	Truist Insurance Holdings LLC 7.05%, 05/06/2031, 3 mo. USD Term SOFR + 2.75%	272,475
595,504	USI, Inc. 6.55%, 11/21/2029, 3 mo. USD Term SOFR + 2.25%	591,359
		5,512,516
	Internet - 0.2%
198,453	Endure Digital, Inc. 7.94%, 02/10/2028, 1 mo. USD Term SOFR + 3.50%	109,150
	MH Sub I LLC
473,979	8.57%, 05/03/2028, 1 mo. USD Term SOFR + 4.25%	447,910
560,185	8.57%, 12/31/2031, 1 mo. USD Term SOFR + 4.25%	489,663
100,000	Plano HoldCo, Inc. 7.80%, 10/02/2031, 3 mo. USD Term SOFR + 3.50%	98,500
		1,145,223
	Investment Company Security - 0.1%
144,638	Dragon Buyer, Inc. 7.30%, 09/30/2031, 3 mo. USD Term SOFR + 3.00%	143,661
215,000	Nvent Electric PLC 7.82%, 01/30/2032, 1 mo. USD Term SOFR + 3.50%	213,970
		357,631
	IT Services - 0.4%
746,250	Fortress Intermediate 3, Inc. 8.07%, 06/27/2031, 1 mo. USD Term SOFR + 3.75%	729,459
746,255	McAfee LLC 7.32%, 03/01/2029, 1 mo. USD Term SOFR + 3.00%	698,681
107,418	NCR Atleos LLC 8.03%, 04/16/2029, 3 mo. USD Term SOFR + 3.75%	107,419
744,059	Peraton Corp. 8.17%, 02/01/2028, 1 mo. USD Term SOFR + 3.75%	669,787
		2,205,346
	Leisure Time - 0.2%
595,361	MajorDrive Holdings IV LLC 8.56%, 06/01/2028, 3 mo. USD Term SOFR + 4.00%	551,173
272,937	Recess Holdings, Inc. 8.03%, 02/20/2030, 3 mo. USD Term SOFR + 3.75%	270,124
		821,297
	Machinery - Construction & Mining - 0.0%
100,000	Terex Corp. 6.30%, 10/08/2031, 3 mo. USD Term SOFR + 2.00%	99,675
	Machinery-Diversified - 0.1%
347,382	TK Elevator Midco GmbH 7.24%, 04/30/2030, 3 mo. USD Term SOFR + 3.00%	345,645
	Media - 0.1%
273,625	Century De Buyer LLC 7.78%, 10/30/2030, 3 mo. USD Term SOFR + 3.50%	272,087
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Media - 0.1% - (continued)
	EW Scripps Co.
$ 62,340	7.76%, 11/30/2029, 1 mo. USD Term SOFR + 3.35%	$51,475
83,991	10.16%, 06/30/2028, 1 mo. USD Term SOFR + 5.75%	76,090
299,384	NEP Group, Inc. 7.82%, 08/19/2026, 3 mo. USD Term SOFR + 3.25%	267,901
		667,553
	Mining - 0.1%
347,379	Arsenal AIC Parent LLC 7.07%, 08/19/2030, 1 mo. USD Term SOFR + 2.75%	341,908
	Miscellaneous Manufacturing - 0.1%
348,250	LTI Holdings, Inc. 8.57%, 07/19/2029, 1 mo. USD Term SOFR + 4.25%	330,548
	Oil & Gas - 0.0%
100,000	Hilcorp Energy I LP 6.32%, 02/11/2030, 1 mo. USD Term SOFR + 2.00%	98,250
	Packaging & Containers - 0.3%
995,007	Berlin Packaging LLC 7.82%, 06/07/2031, 3 mo. USD Term SOFR + 3.50%	987,265
497,959	Clydesdale Acquisition Holdings, Inc. 7.50%, 04/13/2029, 1 mo. USD Term SOFR + 3.18%	494,165
347,296	TricorBraun Holdings, Inc. 7.69%, 03/03/2028, 1 mo. USD Term SOFR + 3.25%	342,021
		1,823,451
	Pharmaceuticals - 0.0%
275,000	Bausch Health Cos., Inc. 10.54%, 10/08/2030, 1 mo. USD Term SOFR + 6.25%	258,959
	Pipelines - 0.3%
194,025	CPPIB Capital, Inc. 7.05%, 08/20/2031, 3 mo. USD Term SOFR + 2.75%	192,489
249,375	NGP XI Midstream Holdings LLC 7.80%, 07/25/2031, 3 mo. USD Term SOFR + 3.50%	245,634
496,244	Oryx Midstream Services Permian Basin LLC 6.57%, 10/05/2028, 1 mo. USD Term SOFR + 2.25%	490,740
354,112	Rockpoint Gas Storage Partners LP 7.30%, 09/18/2031, 3 mo. USD Term SOFR + 3.00%	349,353
296,523	Traverse Midstream Partners LLC 7.28%, 02/16/2028, 3 mo. USD Term SOFR + 3.00%	295,040
		1,573,256
	Real Estate - 0.0%
243,734	Cushman & Wakefield U.S. Borrower LLC 7.57%, 01/31/2030, 1 mo. USD Term SOFR + 3.25%	243,532
	REITS - 0.0%
272,927	Iron Mountain, Inc. 6.32%, 01/31/2031, 1 mo. USD Term SOFR + 2.00%	270,812
	Retail - 0.4%
272,938	1011778 BC Unlimited Liability Co. 6.07%, 09/20/2030, 1 mo. USD Term SOFR + 1.75%	269,867
The accompanying notes are an integral part of these financial statements.

42

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Retail - 0.4% - (continued)
$ 170,000	Flynn Restaurant Group LP 8.07%, 01/28/2032, 1 mo. USD Term SOFR + 3.75%	$165,750
248,120	Foundation Building Materials Holding Co. LLC 8.28%, 01/29/2031, 3 mo. USD Term SOFR + 4.00%	228,005
297,711	Great Outdoors Group LLC 7.57%, 01/23/2032, 1 mo. USD Term SOFR + 3.25%	290,492
597,000	IRB Holding Corp. 6.82%, 12/15/2027, 1 mo. USD Term SOFR + 2.50%	592,009
248,750	Johnstone Supply LLC 6.82%, 06/09/2031, 1 mo. USD Term SOFR + 2.50%	246,340
496,250	LBM Acquisition LLC 8.18%, 06/06/2031, 1 mo. USD Term SOFR + 3.75%	468,648
204,488	White Cap Buyer LLC 7.57%, 10/19/2029, 1 mo. USD Term SOFR + 3.25%	198,956
		2,460,067
	Software - 1.3%
198,974	Ascend Learning LLC 7.32%, 12/11/2028, 1 mo. USD Term SOFR + 3.00%	196,416
572,066	AthenaHealth Group, Inc. 7.32%, 02/15/2029, 1 mo. USD Term SOFR + 3.00%	566,437
225,000	BCPE Pequod Buyer, Inc. 7.82%, 11/25/2031, 1 mo. USD Term SOFR + 3.50%	224,203
500,000	Boxer Parent Co., Inc. 7.32%, 07/30/2031, 1 mo. USD Term SOFR + 3.00%	489,430
496,153	Cast & Crew Payroll LLC 8.07%, 12/29/2028, 1 mo. USD Term SOFR + 3.75%	474,049
272,939	Cotiviti Corp. 7.07%, 05/01/2031, 1 mo. USD Term SOFR + 2.75%	266,798
198,433	DCert Buyer, Inc. 8.32%, 10/16/2026, 1 mo. USD Term SOFR + 4.00%	191,544
346,119	Dun & Bradstreet Corp. 6.57%, 01/18/2029, 1 mo. USD Term SOFR + 2.25%	344,658
347,315	EP Purchaser LLC 8.06%, 11/06/2028, 3 mo. USD Term SOFR + 3.50%	344,710
765,871	Epicor Software Corp. 7.07%, 05/30/2031, 1 mo. USD Term SOFR + 2.75%	761,521
600,000	Evertec Group LLC 7.07%, 10/30/2030, 1 mo. USD Term SOFR + 2.75%	597,000
496,144	Polaris Newco LLC 8.29%, 06/02/2028, 3 mo. USD Term SOFR + 3.75%	477,692
175,000	QXO, Inc. 7.28%, 04/23/2032, 1 mo. USD Term SOFR + 3.00%	174,781
496,247	Rocket Software, Inc. 8.57%, 11/28/2028, 1 mo. USD Term SOFR + 4.25%	492,386
436,842	SS&C Technologies, Inc. 6.32%, 05/09/2031, 1 mo. USD Term SOFR + 2.00%	436,069
496,250	UKG, Inc. 7.32%, 02/10/2031, 1 mo. USD Term SOFR + 3.00%	494,290
347,368	Zelis Payments Buyer, Inc. 7.07%, 09/28/2029, 1 mo. USD Term SOFR + 2.75%	338,684
		6,870,668
	Telecommunications - 0.3%
496,250	Crown Subsea Communications Holding, Inc. 8.32%, 01/30/2031, 1 mo. USD Term SOFR + 4.00%	495,258
Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 9.5%(13) - (continued)
	Telecommunications - 0.3% - (continued)
$ 498,750	Frontier Communications Corp. 6.79%, 07/01/2031, 6 mo. USD Term SOFR + 2.50%	$495,842
248,103	Venga Finance SARL 8.32%, 06/28/2029, 3 mo. USD Term SOFR + 3.75%	246,785
248,083	Zacapa SARL 8.05%, 03/22/2029, 3 mo. USD Term SOFR + 3.75%	246,610
		1,484,495
	Transportation - 0.2%
598,733	First Student Bidco, Inc. 6.80%, 07/21/2028, 3 mo. USD Term SOFR + 2.50%	595,458
198,751	Genesee & Wyoming, Inc. 6.05%, 04/10/2031, 3 mo. USD Term SOFR + 1.75%	195,982
298,473	Savage Enterprises LLC 7.07%, 09/15/2028, 1 mo. USD Term SOFR + 2.75%	297,888
278,250	Third Coast Infrastructure LLC 8.57%, 09/25/2030, 1 mo. USD Term SOFR + 4.25%	271,294
		1,360,622
	Total Senior Floating Rate Interests (cost $53,378,882)	$52,237,120
U.S. GOVERNMENT AGENCIES - 10.0%
	Mortgage-Backed Agencies - 10.0%
	Farm Credit Bank of Texas - 0.0%
324,000	7.75%, 06/15/2029, 5 yr. USD CMT + 3.29%(7)(8)	$335,723
	Federal Home Loan Mortgage Corp. - 2.3%
1,125,000	2.86%, 10/25/2034	975,324
298,873	3.00%, 12/25/2052(15)	53,869
2,900,000	4.05%, 07/25/2033	2,814,077
200,000	4.43%, 02/25/2033(3)	199,704
2,800,000	4.50%, 07/25/2033(3)	2,800,952
268,898	4.50%, 05/25/2050(15)	54,117
64,510	5.50%, 03/01/2053	64,538
437,349	5.50%, 05/01/2053	437,144
127,734	5.50%, 06/01/2053	127,674
62,958	5.50%, 09/01/2053	63,257
152,387	5.50%, 11/01/2053	152,237
600,000	8.60%, 05/25/2044, 30 day USD SOFR Average + 4.25%(1)(2)	622,241
1,280,000	11.45%, 01/25/2042, 30 day USD SOFR Average + 7.10%(1)(2)	1,356,006
1,250,000	12.07%, 03/25/2050, 30 day USD SOFR Average + 7.71%(1)(2)	1,473,333
1,375,000	12.15%, 11/25/2041, 30 day USD SOFR Average + 7.80%(1)(2)	1,462,656
		12,657,129
	Federal National Mortgage Association - 0.1%
64,322	5.50%, 08/01/2053	64,368
290,578	6.00%, 04/01/2039	298,469
		362,837
	Government National Mortgage Association - 1.8%
488,143	2.50%, 10/20/2049	434,704
2,885,063	4.00%, 11/20/2052	2,693,633
1,438,267	4.50%, 10/20/2052	1,385,211
2,080,000	5.50%, 05/20/2054(16)	2,078,887
2	6.00%, 02/20/2026	2
52	6.00%, 02/20/2027	53
35	6.00%, 01/20/2028	35
The accompanying notes are an integral part of these financial statements.

43

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 10.0% - (continued)
	Mortgage-Backed Agencies - 10.0% - (continued)
	Government National Mortgage Association - 1.8% - (continued)
$ 594	6.00%, 02/20/2028	$603
1,494	6.00%, 04/20/2028	1,536
559	6.00%, 06/15/2028	576
2,099	6.00%, 07/20/2028	2,160
2,331	6.00%, 08/20/2028	2,407
1,105	6.00%, 10/15/2028	1,117
3,350	6.00%, 11/15/2028	3,387
3,258	6.00%, 03/20/2029	3,362
4,627	6.00%, 09/20/2029	4,782
10,557	6.00%, 04/20/2030	10,707
692	6.00%, 06/20/2030	701
1,150	6.00%, 08/15/2034	1,196
1,105,000	6.00%, 05/20/2054(16)	1,117,561
1,850,000	6.00%, 04/20/2055	1,872,083
5,849	6.50%, 03/15/2028	5,921
1,162	6.50%, 05/15/2028	1,204
909	6.50%, 07/15/2028	918
2,941	6.50%, 10/15/2028	3,045
86	6.50%, 12/15/2028	89
3,160	6.50%, 01/15/2029	3,267
2,218	6.50%, 02/15/2029	2,302
4,651	6.50%, 03/15/2029	4,698
667	6.50%, 04/15/2029	694
3,157	6.50%, 05/15/2029	3,202
1,887	6.50%, 06/15/2029	1,975
2,421	6.50%, 02/15/2035	2,500
1,538	7.00%, 11/15/2031	1,574
1,189	7.00%, 03/15/2032	1,215
43,123	7.00%, 11/15/2032	45,604
792	7.00%, 01/15/2033	824
2,980	7.00%, 05/15/2033	3,085
3,557	7.00%, 07/15/2033	3,663
7,742	7.00%, 11/15/2033	8,007
872	8.00%, 04/15/2030	878
3,921	8.00%, 05/15/2030	3,926
120	8.00%, 07/15/2030	120
2,483	8.00%, 08/15/2030	2,490
4,234	8.00%, 11/15/2030	4,247
43,658	8.00%, 02/15/2031	44,543
		9,764,694
	Uniform Mortgage-Backed Security - 5.8%
1,340,000	2.50%, 05/01/2054(16)	1,113,769
785,000	3.50%, 03/01/2052(16)	708,374
1,300,000	4.50%, 05/01/2055(16)	1,243,125
1,950,000	5.00%, 05/01/2039(16)	1,960,385
1,965,000	5.00%, 05/01/2054(16)	1,923,374
1,150,000	5.50%, 05/01/2039(16)	1,168,281
21,985,000	5.50%, 05/01/2054(16)	21,937,539
1,675,000	6.00%, 05/01/2054(16)	1,699,139
		31,753,986
	Total U.S. Government Agencies (cost $54,565,659)	$54,874,369
U.S. GOVERNMENT SECURITIES - 2.9%
	U.S. Treasury Securities - 2.9%
	U.S. Treasury Bonds - 0.6%
1,981,400	3.00%, 08/15/2048(17)	$1,480,323
550,000	3.63%, 02/15/2053	455,211
1,394,900	3.63%, 05/15/2053(18)(19)	1,154,443
18,100	4.63%, 02/15/2055	17,910
500,000	4.75%, 11/15/2053	502,793
		3,610,680
Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 2.9% - (continued)
	U.S. Treasury Securities - 2.9% - (continued)
	U.S. Treasury Inflation-Indexed Bonds - 1.5%
$ 5,081,568	0.25%, 02/15/2050(12)(18)	$2,967,192
3,593,311	0.75%, 02/15/2042(12)	2,806,384
690,958	0.75%, 02/15/2045(12)	507,681
673,225	1.00%, 02/15/2046(12)	512,694
1,628,991	1.38%, 02/15/2044(12)(17)	1,377,100
		8,171,051
	U.S. Treasury Inflation-Indexed Notes - 0.8%
4,244,889	1.88%, 07/15/2034(12)(17)(18)	4,249,401
	Total U.S. Government Securities (cost $16,946,232)	$16,031,132
COMMON STOCKS - 24.6%
	Automobiles & Components - 0.7%
2,077	BYD Co. Ltd. Class H	$98,650
29,865	Cie Generale des Etablissements Michelin SCA	1,092,036
13,315	Ford Motor Co.	133,283
154,618	Fuyao Glass Industry Group Co. Ltd. Class H(1)	1,093,460
50,847	Honda Motor Co. Ltd.	517,355
3,555	Mercedes-Benz Group AG	212,549
44,301	Toyota Motor Corp.	846,123
		3,993,456
	Banks - 1.9%
5,733	ANZ Group Holdings Ltd.	109,628
21,436	Banco Bilbao Vizcaya Argentaria SA	294,188
353,683	Bank Mandiri Persero Tbk. PT	104,445
21,989	CaixaBank SA	168,528
53,750	FinecoBank Banca Fineco SpA	1,075,587
12,937	Huntington Bancshares, Inc.	187,975
9,138	JP Morgan Chase & Co.	2,235,338
23,606	KeyCorp	350,313
1,179,958	Lloyds Banking Group PLC	1,159,282
3,717	M&T Bank Corp.	630,998
12,436	Mizuho Financial Group, Inc.	310,932
14,534	OTP Bank Nyrt	1,073,598
6,643	Powszechna Kasa Oszczednosci Bank Polski SA	127,718
5,077	Regions Financial Corp.	103,622
18,014	Standard Bank Group Ltd.	224,962
26,471	Truist Financial Corp.	1,014,898
24,466	U.S. Bancorp	986,958
1,521	Wells Fargo & Co.	108,006
		10,266,976
	Capital Goods - 1.6%
4,656	BAE Systems PLC	107,938
23,359	Bouygues SA	1,026,752
88,702	CNH Industrial NV	1,026,282
8,481	Eiffage SA	1,154,033
1,052	Emerson Electric Co.	110,576
13,605	Kone OYJ Class B	842,582
634	Lockheed Martin Corp.	302,893
12,872	PACCAR, Inc.	1,161,183
43,771	Rexel SA	1,216,117
1,907	Siemens AG	439,109
3,660	Stanley Black & Decker, Inc.	219,673
13,785	Sumitomo Corp.	336,580
4,363	Vinci SA	612,859
		8,556,577
	Commercial & Professional Services - 0.1%
3,712	Paychex, Inc.	546,110
	Consumer Discretionary Distribution & Retail - 0.2%
4,071	Genuine Parts Co.	478,546
The accompanying notes are an integral part of these financial statements.

44

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Consumer Discretionary Distribution & Retail - 0.2% - (continued)
1,545	Home Depot, Inc.	$556,957
4,745	Pop Mart International Group Ltd.(1)	118,346
		1,153,849
	Consumer Durables & Apparel - 0.3%
918	Garmin Ltd.	171,547
27,715	Sankyo Co. Ltd.	421,837
40,675	Sekisui House Ltd.	935,126
		1,528,510
	Consumer Services - 0.3%
1,213	Evolution AB*(1)	84,030
2,103	McDonald's Corp.	672,224
39,892	OPAP SA	886,369
		1,642,623
	Energy - 1.3%
4,671	Aker BP ASA	100,275
10,795	Baker Hughes Co.	382,143
9,728	Chevron Corp.	1,323,592
92,356	Coal India Ltd.	420,800
4,260	Coterra Energy, Inc.	104,626
17,268	Eni SpA	247,304
2,699	EOG Resources, Inc.	297,781
19,518	Exxon Mobil Corp.	2,061,686
13,419	ONEOK, Inc.	1,102,505
33,955	ORLEN SA	613,171
10,323	TotalEnergies SE	587,948
		7,241,831
	Equity Real Estate Investment Trusts (REITs) - 0.8%
11,176	Alexandria Real Estate Equities, Inc. REIT	812,048
11,520	BXP, Inc. REIT	734,170
1,081	Digital Realty Trust, Inc. REIT	173,544
911	Extra Space Storage, Inc. REIT	133,480
19,839	Gaming & Leisure Properties, Inc. REIT	949,495
25,135	Healthpeak Properties, Inc. REIT	448,408
2,538	Simon Property Group, Inc. REIT	399,430
167,465	Stockland REIT	588,511
6,982	WP Carey, Inc. REIT	435,956
		4,675,042
	Financial Services - 1.7%
31,067	Annaly Capital Management, Inc. REIT	608,913
777	Apollo Global Management, Inc.	106,045
4,258	Ares Management Corp. Class A	649,473
765	Blackrock, Inc.	699,409
1,409	Blackstone, Inc.	185,579
3,778	CME Group, Inc.	1,046,808
169,150	FirstRand Ltd.	662,280
52,831	Franklin Resources, Inc.	991,110
15,575	Julius Baer Group Ltd.	1,010,008
813,815	Krungthai Card PCL	1,135,013
804	Partners Group Holding AG	1,053,458
12,111	T. Rowe Price Group, Inc.	1,072,429
		9,220,525
	Food, Beverage & Tobacco - 1.8%
22,370	Altria Group, Inc.	1,323,186
13,182	British American Tobacco PLC	574,186
20,527	Campbell's Co.	748,414
11,709	Coca-Cola Co.	849,488
27,420	Conagra Brands, Inc.	677,548
11,346	General Mills, Inc.	643,772
977	J.M. Smucker Co.	113,596
34,112	Kraft Heinz Co.	992,659
2,782	Nestle SA	296,109
106,174	Orkla ASA	1,184,101
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Food, Beverage & Tobacco - 1.8% - (continued)
5,050	PepsiCo, Inc.	$684,679
10,959	Philip Morris International, Inc.	1,877,934
		9,965,672
	Health Care Equipment & Services - 0.1%
9,228	CVS Health Corp.	615,600
1,909	Medtronic PLC	161,807
		777,407
	Household & Personal Products - 0.4%
778	Kimberly-Clark Corp.	102,525
5,322	Procter & Gamble Co.	865,197
16,535	Reckitt Benckiser Group PLC	1,067,277
5,322	Unilever PLC	338,851
		2,373,850
	Insurance - 3.5%
14,594	Admiral Group PLC	634,729
6,440	Allianz SE	2,663,434
27,110	AXA SA	1,282,192
5,168	Baloise Holding AG	1,149,738
15,846	CNA Financial Corp.	763,143
42,611	Generali	1,557,336
11,684	Gjensidige Forsikring ASA	273,392
5,331	Helvetia Holding AG	1,176,005
166,292	Legal & General Group PLC	523,667
18,386	MS&AD Insurance Group Holdings, Inc.	417,910
1,035	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen*	708,571
51,797	Phoenix Group Holdings PLC	414,393
1,924	Prudential Financial, Inc.	197,614
112,879	Sampo OYJ Class A	1,130,890
120,789	Sanlam Ltd.	549,958
10,330	Suncorp Group Ltd.	134,332
1,430	Swiss Life Holding AG	1,427,798
8,693	Swiss Re AG	1,560,430
17,212	Tokio Marine Holdings, Inc.	689,897
14,554	Tryg AS	347,229
2,650	Zurich Insurance Group AG	1,879,567
		19,482,225
	Materials - 1.4%
24,844	BASF SE*	1,268,770
5,307	BHP Group Ltd.	126,485
30,225	Dow, Inc.	924,583
384,841	Evraz PLC*(20)	—
98,732	Grupo Mexico SAB de CV Class B	512,326
437,014	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	1,025,102
2,424	International Paper Co.	110,728
14,268	LyondellBasell Industries NV Class A	830,540
48,540	Norsk Hydro ASA	257,476
14,200	Northern Star Resources Ltd.	174,428
4,668	Rio Tinto Ltd.	349,247
15,824	Rio Tinto PLC	942,943
68,279	Shandong Gold Mining Co. Ltd. Class H(1)	201,149
5,544	Smurfit WestRock PLC	232,770
13,014	UPM-Kymmene OYJ	344,690
58,112	Zhaojin Mining Industry Co. Ltd. Class H	138,443
103,096	Zijin Mining Group Co. Ltd. Class H	225,232
		7,664,912
	Media & Entertainment - 0.1%
9,981	Interpublic Group of Cos., Inc.	250,723
6,937	Omnicom Group, Inc.	528,322
		779,045
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
6,448	AbbVie, Inc.	1,258,005
The accompanying notes are an integral part of these financial statements.

45

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 2.0% - (continued)
935	Amgen, Inc.	$272,010
18,172	Bristol-Myers Squibb Co.	912,234
4,075	Gilead Sciences, Inc.	434,151
8,762	Johnson & Johnson	1,369,588
14,304	Merck & Co., Inc.	1,218,701
5,730	Novo Nordisk AS Class B	383,116
62,378	Pfizer, Inc.	1,522,647
6,321	Roche Holding AG	2,066,881
11,690	Sanofi SA	1,278,791
		10,716,124
	Real Estate Management & Development - 0.2%
14,287	Azrieli Group Ltd.	1,040,156
	Semiconductors & Semiconductor Equipment - 0.8%
1,390	Analog Devices, Inc.	270,939
925	Broadcom, Inc.	178,035
3,233	Marvell Technology, Inc.	188,710
5,267	Microchip Technology, Inc.	242,703
3,973	NVIDIA Corp.	432,739
9,641	QUALCOMM, Inc.	1,431,303
7,813	Texas Instruments, Inc.	1,250,471
1,925	Tokyo Electron Ltd.	286,629
		4,281,529
	Software & Services - 1.2%
347	Accenture PLC Class A	103,805
16,268	Gen Digital, Inc.	420,853
18,277	Infosys Ltd.	323,100
7,001	International Business Machines Corp.	1,692,982
1,873	Microsoft Corp.	740,322
218	MongoDB, Inc.*	37,533
3,889	Obic Co. Ltd.	136,160
750	Oracle Corp.	105,540
25,144	Otsuka Corp.	557,670
45,710	Sage Group PLC	757,810
777	SAP SE	227,341
9,005	SCSK Corp.	235,530
640,054	Shanghai Baosight Software Co. Ltd. Class B	939,720
1,784	Trend Micro, Inc.	128,003
		6,406,369
	Technology Hardware & Equipment - 1.4%
33,050	AAC Technologies Holdings, Inc.	158,209
6,072	Accton Technology Corp.	113,099
16,141	Amano Corp.	469,964
2,422	Apple, Inc.	514,675
12,870	Asia Vital Components Co. Ltd.	188,967
28,760	BYD Electronic International Co. Ltd.	119,366
24,047	Canon, Inc.	742,084
29,693	Cisco Systems, Inc.	1,714,177
19,685	Delta Electronics, Inc.	206,263
23,132	E Ink Holdings, Inc.	161,591
7,685	Elite Material Co. Ltd.	133,745
14,715	Gigabyte Technology Co. Ltd.	106,228
44,461	HP, Inc.	1,136,868
2,926	King Slide Works Co. Ltd.	160,040
12,807	Kyocera Corp.	151,785
95,750	Lenovo Group Ltd.	110,742
2,763	Lotes Co. Ltd.	108,640
9,721	Murata Manufacturing Co. Ltd.	138,491
25,760	Quanta Computer, Inc.*	193,527
6,475	Seagate Technology Holdings PLC	589,419
3,858	Shimadzu Corp.	98,755
Shares or Principal Amount		Market Value†
COMMON STOCKS - 24.6% - (continued)
	Technology Hardware & Equipment - 1.4% - (continued)
23,650	Sunny Optical Technology Group Co. Ltd.	$198,997
3,258	Wiwynn Corp.	196,071
		7,711,703
	Telecommunication Services - 0.9%
9,824	AT&T, Inc.	272,125
29,743	Deutsche Telekom AG	1,068,295
173,881	MTN Group Ltd.	1,150,799
343	Swisscom AG	228,741
13,843	Telenor ASA	207,922
35,883	Verizon Communications, Inc.	1,581,005
69,451	Vodacom Group Ltd.	513,884
		5,022,771
	Transportation - 0.6%
4,722	Aena SME SA(1)	1,186,242
77,287	Atlas Arteria Ltd.	256,002
26,256	Deutsche Post AG	1,121,866
5,467	United Parcel Service, Inc. Class B	521,005
		3,085,115
	Utilities - 1.3%
81,592	APA Group	429,335
3,000	Dominion Energy, Inc.	163,140
4,460	Duke Energy Corp.	544,209
61,434	E.ON SE	1,074,456
3,326	Edison International	177,974
4,304	Eversource Energy	256,002
74,338	Iberdrola SA	1,340,006
29,849	National Grid PLC	430,843
563,088	Ratch Group PCL	441,840
38,329	Snam SpA	219,989
70,473	Terna - Rete Elettrica Nazionale	700,770
30,017	Veolia Environnement SA	1,096,343
		6,874,907
	Total Common Stocks (cost $131,213,550)	$135,007,284
EQUITY LINKED SECURITIES - 9.6%
	Banks - 0.5%
38,280	Wells Fargo & Co. (RBC Capital Markets) 12.00%, 05/21/2025(1)	$2,732,154
	Capital Goods - 0.4%
11,016	General Electric Co. (Societe Generale SA) 12.00%, 07/23/2025*	2,171,275
	Consumer Discretionary Distribution & Retail - 0.5%
13,505	Amazon.com, Inc. (Mizuho Markets Cayman LP) 12.00%, 05/21/2025*	2,524,892
	Consumer Services - 0.3%
12,941	Airbnb, Inc. (Mizuho Markets Cayman LP) 12.00%, 05/21/2025*	1,600,116
	Consumer Staples Distribution & Retail - 0.6%
46,508	Kroger Co. (BNP Paribas Issuance BV) 12.00%, 06/25/2025(1)	3,173,672
	Energy - 0.4%
19,291	Exxon Mobil Corp. (Societe Generale SA) 12.00%, 07/23/2025*	2,054,120
The accompanying notes are an integral part of these financial statements.

46

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
EQUITY LINKED SECURITIES - 9.6% - (continued)
	Financial Services - 0.6%
9,084	Visa, Inc. (Mizuho Markets Cayman LP) 12.00%, 07/23/2025*	$3,114,077
	Health Care Equipment & Services - 0.9%
5,147	Elevance Health, Inc. (BNP Paribas Issuance BV) 12.00%, 05/21/2025(1)	2,147,989
11,280	Humana, Inc. (BNP Paribas Issuance BV) 12.00%, 06/25/2025(1)	2,994,575
		5,142,564
	Insurance - 0.3%
15,629	Globe Life, Inc. (BNP Paribas Issuance BV) 12.00%, 06/25/2025*(1)	1,940,669
	Media & Entertainment - 1.1%
5,136	Meta Platforms, Inc. (Mizuho Markets Cayman LP) 12.00%, 06/25/2025	2,865,397
3,130	Netflix, Inc. (Royal Bank of Canada) 12.00%, 07/23/2025*(1)	3,366,328
		6,231,725
	Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
4,095	Eli Lilly & Co. (Mizuho Markets Cayman LP) 12.00%, 07/23/2025*	3,630,108
	Semiconductors & Semiconductor Equipment - 0.9%
10,548	Broadcom Ltd. (Royal Bank of Canada) 12.00%, 06/25/2025(1)	2,033,959
28,806	Nvidia Corp. (Mizuho Markets Cayman LP) 12.00%, 07/23/2025*	3,099,065
		5,133,024
	Software & Services - 1.1%
12,616	International Business Machines Corp. (Societe Generale SA) 12.00%, 07/23/2025*	3,078,351
7,233	Microsoft Corp. (RBC Capital Markets) 12.00%, 05/21/2025(1)	2,875,282
		5,953,633
	Technology Hardware & Equipment - 1.0%
12,244	Apple, Inc. (RBC Capital Markets) 12.00%, 05/21/2025(1)	2,627,733
61,845	Corning, Inc. (Mizuho Markets Cayman LP) 12.00%, 06/25/2025	2,789,658
		5,417,391
	Transportation - 0.3%
20,241	CH Robinson Worldwide, Inc. (Mizuho Markets Cayman LP) 12.00%, 06/25/2025	1,836,653
	Total Equity Linked Securities (cost $53,541,799)	$52,656,073
PREFERRED STOCKS - 1.2%
	Automobiles & Components - 0.1%
2,260	Bayerische Motoren Werke AG (Preference Shares)(21)	$182,375
2,041	Hyundai Motor Co. (Preference Shares)(21)	219,100
3,297	Hyundai Motor Co. (Preference Shares)(21)	347,481
		748,956
	Banks - 0.0%
6,150	JP Morgan Chase & Co. Series MM, 4.20%(22)	109,470
	Capital Goods - 0.1%
10,098	Boeing Co. (Preference Shares), 6.00%	619,815
Shares or Principal Amount			Market Value†
PREFERRED STOCKS - 1.2% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 0.0%
5,950	Public Storage Series K, REIT, 4.75%(22)		$114,776
	Financial Services - 0.2%
8,500	Ares Management Corp. Series B, 6.75%		419,645
6,378	Bank of New York Mellon Corp. Series K, 6.15%*(22)		160,215
4,900	Corebridge Financial, Inc. (Preference Shares), 6.38%		116,914
8,750	Morgan Stanley Series Q, 6.63%(22)		219,975
8,700	Synchrony Financial Series B, 8.25%(22)		219,501
			1,136,250
	Insurance - 0.1%
7,144	Enstar Group Ltd. Series D, 7.00%(22)		152,310
878	Samsung Fire & Marine Insurance Co. Ltd. (Preference Shares)(21)		174,416
			326,726
	Technology Hardware & Equipment - 0.2%
26,490	Samsung Electronics Co. Ltd. (Preference Shares)(21)		874,452
	Telecommunication Services - 0.1%
2,475	U.S. Cellular Corp. (Preference Shares), 6.25%		58,410
5,612	U.S. Cellular Corp. (Preference Shares), 5.50%		123,239
8,038	U.S. Cellular Corp. (Preference Shares), 5.50%		178,283
			359,932
	Utilities - 0.4%
41,560	NextEra Energy, Inc. (Preference Shares), 6.93%		1,600,060
3,500	PG&E Corp. Series A, 6.00%		152,215
1,669	Sempra (Preference Shares), 5.75%		34,782
13,125	Southern Co. (Preference Shares), 6.50%		335,081
3,899	Southern Co. Series 2020, 4.95%		78,175
			2,200,313
	Total Preferred Stocks (cost $7,121,626)		$6,490,690
	Total Long-Term Investments (cost $554,583,122)		$554,337,814
SHORT-TERM INVESTMENTS - 0.8%
	Repurchase Agreements - 0.8%
$ 4,440,095	Fixed Income Clearing Corp. Repurchase Agreement dated 04/30/2025 at 4.37%, due on 05/01/2025 with a maturity value of $4,440,634; collateralized by U.S. Treasury Note at 4.38%, maturing 07/31/2026, with a market value of $4,528,908		$4,440,095
	Total Short-Term Investments (cost $4,440,095)		$4,440,095
	Total Investments (cost $559,023,217)	101.8%	$558,777,909
	Other Assets and Liabilities	(1.8)%	(10,011,953)
	Net Assets	100.0%	$548,765,956
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
The accompanying notes are an integral part of these financial statements.

47

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$147,004,213, representing 26.8% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2025. Base lending rates may be subject to a floor or cap.
(3)
Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $74,025,514, representing 13.5% of net assets.

(6)	Security is a zero-coupon bond.
(7)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date. Base lending rates may be subject to a floor or cap.
(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $793,361 at April 30, 2025.
(10)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(11)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(12)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(13)
Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium.
The base lending rates are primarily the Secured Overnight Financing Rate
("SOFR") and secondarily, the prime rate offered by one or more major
United States banks (the "Prime Rate"). Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy.
As a result, the actual remaining maturity may be substantially less than the stated
maturities shown. Base lending rates may be subject to a floor or cap. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2025.

(14)
This security, or a portion of this security, has unfunded loan commitments. As of
April 30, 2025, the aggregate value of the unfunded commitment was $11,627, which represents to 0.0% of total net assets.

(15)	Securities disclosed are interest-only strips.
(16)	Represents or includes a TBA transaction.
(17)	All, or a portion of the security, was pledged as collateral in connection with futures contracts. As of April 30, 2025, the market value of securities pledged was $5,388,349.
(18)	All, or a portion of the security, was pledged as collateral in connection with centrally cleared swap contracts. As of April 30, 2025, the market value of securities pledged was $4,019,811.
(19)	All, or a portion of the security, was pledged as collateral in connection with OTC swap contracts. As of April 30, 2025, the market value of securities pledged was $7,448.
(20)	Investment valued using significant unobservable inputs.
(21)	Currently no rate available.
(22)	Perpetual security with no stated maturity date.

OTC Swaptions Outstanding at April 30, 2025
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written swaptions:
Call
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(8,565,000)	$(85,503)	$(70,233)	$(15,270)
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(7,915,000)	(202,078)	(117,945)	(84,133)
							$(287,581)	$(188,178)	$(99,403)
The accompanying notes are an integral part of these financial statements.

48

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

OTC Swaptions Outstanding at April 30, 2025 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written – (continued):
Put
CDX.NA.HY.S44.V1	BOA	103.00%	Pay	05/21/2025	USD	(8,565,000)	$(85,503)	$(122,480)	$36,977
ITRAXX-XOVER S43.V1	BOA	400.00%	Pay	05/21/2025	EUR	(7,915,000)	(202,078)	(151,421)	(50,657)
							$(287,581)	$(273,901)	$(13,680)
Total Written Option Contracts OTC swaption contracts							$(575,162)	$(462,079)	$(113,083)

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Australian 10-Year Bond Future	82	06/16/2025	$6,038,917	$152,535
CAC 40 Index Future	10	05/16/2025	853,206	18,440
Canadian 10-Years Bond Future	55	06/19/2025	4,933,483	16,588
DAX Index Future	1	06/20/2025	640,202	6,370
FTSE 100 Index Future	1	06/20/2025	112,800	345
FTSE MIB Index Future	1	06/20/2025	209,929	2,899
Hang Seng Index Futures	6	05/29/2025	854,325	947
IBEX 35 Index Future	1	05/16/2025	150,071	11
MSCI Singapore Index Future	9	05/29/2025	265,742	2,463
S&P 500 (E-Mini) Future	26	06/20/2025	7,263,100	166,042
S&P/TSX 60 Index Future	5	06/19/2025	1,084,433	15,859
Stockholm OMXS30 Index Future	8	05/16/2025	199,845	4,906
TOPIX Future	9	06/12/2025	1,677,193	61,707
U.S. Treasury 2-Year Note Future	170	06/30/2025	35,385,234	55,085
U.S. Treasury 5-Year Note Future	797	06/30/2025	87,028,664	635,950
U.S. Treasury 10-Year Note Future	529	06/18/2025	59,363,719	201,672
U.S. Treasury 10-Year Ultra Future	48	06/18/2025	5,507,250	10,745
U.S. Treasury Long Bond Future	148	06/18/2025	17,260,500	(93,542)
U.S. Treasury Ultra Bond Future	26	06/18/2025	3,146,812	(5,733)
Total				$1,253,289
Short position contracts:
Euro BUXL 30-Year Bond Future	(11)	06/06/2025	$(1,546,454)	$(54,793)
Euro STOXX 50 Future	(26)	06/20/2025	(1,504,222)	(88,707)
Euro-BOBL Future	(152)	06/06/2025	(20,599,482)	(206,778)
Euro-BUND Future	(9)	06/06/2025	(1,343,583)	(20,004)
Euro-Schatz Future	(38)	06/06/2025	(4,630,708)	(25,355)
French Government Bond Future	(22)	06/06/2025	(3,131,289)	(82,591)
Japanese 10-Years Bond Future	(10)	06/13/2025	(9,837,040)	(31,732)
MSCI Emerging Markets Index Future	(34)	06/20/2025	(1,887,000)	(8,830)
SPI 200 Future	(2)	06/19/2025	(260,768)	(7,370)
Total				$(526,160)
Total futures contracts				$727,129

TBA Sale Commitments Outstanding at April 30, 2025
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Government National Mortgage Association, 2.50%	$690,000	05/20/2055	$(587,955)	$(7,816)
Government National Mortgage Association, 4.00%	2,875,000	05/20/2055	(2,675,604)	(27,572)
Government National Mortgage Association, 4.50%	65,000	05/20/2055	(62,212)	(820)
Government National Mortgage Association, 6.00%	3,620,000	05/20/2054	(3,661,149)	(17,693)
Uniform Mortgage-Backed Security, 3.00%	1,770,000	02/01/2052	(1,535,833)	(14,477)
Uniform Mortgage-Backed Security, 3.50%	3,820,000	03/01/2052	(3,447,121)	(19,572)
Uniform Mortgage-Backed Security, 4.00%	3,800,000	06/01/2052	(3,540,413)	(23,075)
The accompanying notes are an integral part of these financial statements.

49

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2025 – (continued)
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
Uniform Mortgage-Backed Security, 4.50%	$35,000	05/01/2055	$(33,469)	$(57)
Uniform Mortgage-Backed Security, 5.00%	2,025,000	05/01/2039	(2,035,785)	(25,023)
Uniform Mortgage-Backed Security, 6.50%	3,885,000	05/01/2054	(4,000,655)	(13,793)
Total TBA sale commitments (proceeds receivable $21,430,298)			$(21,580,196)	$(149,898)
At April 30, 2025, the aggregate market value of TBA Sale Commitments represents (3.9)% of total net assets.

OTC Total Return Swap Contracts Outstanding at April 30, 2025
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ Depreciation
S&P 500 Consumer Discretionary Index	NOM	USD	365	(4.78% )	05/05/2025	At Maturity	$—	$—	$23,674	$23,674
S&P 500 Consumer Staples Index	NOM	USD	457	(4.78% )	05/05/2025	At Maturity	—	—	688	688
S&P 500 Energy Sector Total Return Index	NOM	USD	522	4.73%	05/05/2025	At Maturity	—	—	61,034	61,034
S&P 500 Healthcare Index	NOM	USD	309	4.73%	05/05/2025	At Maturity	—	—	18,826	18,826
S&P 500 Industrials Index	NOM	USD	427	(4.78% )	05/05/2025	At Maturity	—	—	32,511	32,511
S&P 500 Materials Index	NOM	USD	822	4.73%	05/05/2025	At Maturity	—	—	(4,903)	(4,903)
Total OTC total return swap contracts							$—	$—	$131,830	$131,830

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S44.V1	USD	4,095,000	(5.00%)	06/20/2030	Quarterly	$—	$(112,948)	$(165,134)	$(52,186)
Sell protection:
CDX.NA.HY.S44.V1	USD	7,250,350	5.00%	06/20/2030	Quarterly	$181,257	$—	$291,456	$110,199
ITRAXX-XOVER S43.V1	EUR	16,720,000	5.00%	06/20/2030	Quarterly	864,722	—	1,327,561	462,839
Total						$1,045,979	$—	$1,619,017	$573,038
Credit default swaps on single-name issues:
Buy protection:
Barclays PLC	EUR	780,000	(1.00%)	12/20/2029	Quarterly	$4,194	$—	$9,321	$5,127
Societe Generale SA	EUR	105,000	(1.00%)	06/20/2030	Quarterly	1,609	—	(332)	(1,941)
Total						$5,803	$—	$8,989	$3,186
Sell protection:
Danske Bank AS (A-)	EUR	775,000	1.00%	12/20/2029	Quarterly	$—	$(1,913)	$2,433	$4,346
Lloyds Banking Group PLC (BB-)	EUR	100,000	1.00%	06/20/2030	Quarterly	—	(1,254)	(1,433)	(179)
Total						$—	$(3,167)	$1,000	$4,167
Total						$5,803	$(3,167)	$9,989	$7,353
Total centrally cleared credit default swap contracts						$1,051,782	$(116,115)	$1,463,872	$528,205

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2025
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3.88% Fixed	12 Mo. USD SOFR	USD	950,000	05/31/2029	Annual	$—	$—	$(19,043)	$(19,043)
4.16% Fixed	12 Mo. USD SOFR	USD	6,520,000	03/19/2045	Annual	—	(12,626)	(245,824)	(233,198)
3.59% Fixed	12 Mo. USD SOFR	USD	5,446,000	09/20/2053	Annual	—	(14,898)	260,166	275,064
Total centrally cleared interest rate swaps contracts						$—	$(27,524)	$(4,701)	$22,823

The accompanying notes are an integral part of these financial statements.

50

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
65,000	BRL	11,298	USD	CBK	06/03/2025	$57
1,394,000	BRL	244,334	USD	JPM	06/03/2025	(799)
189,058,000	CLP	200,805	USD	DEUT	06/18/2025	(1,212)
253,500,000	COP	59,975	USD	MSC	06/18/2025	(409)
432,900,000	COP	102,797	USD	CBK	06/18/2025	(1,077)
110,036	EUR	125,301	USD	BNP	05/30/2025	(412)
452,000	EUR	513,761	USD	CBK	05/30/2025	(754)
608,000	EUR	659,345	USD	UBS	06/18/2025	31,561
383,000	EUR	416,355	USD	SGG	06/18/2025	18,871
194,000	EUR	210,357	USD	JPM	06/18/2025	10,096
163,000	EUR	178,590	USD	MSC	06/18/2025	6,636
158,000	EUR	173,200	USD	SCB	06/18/2025	6,345
33,000	EUR	36,702	USD	BCLY	06/18/2025	798
120,000	EUR	136,440	USD	CIBC	06/18/2025	(77)
12,500,000	HUF	33,806	USD	BCLY	06/18/2025	1,120
1,103,000,000	IDR	66,865	USD	CBK	06/18/2025	(551)
19,419,000	INR	221,206	USD	GSC	06/18/2025	7,828
14,971,000	MXN	728,800	USD	WFB	06/18/2025	29,509
940,000	MXN	46,544	USD	CBK	06/18/2025	1,068
15,470,000	PHP	269,870	USD	GSC	06/18/2025	6,741
150,000	RON	32,727	USD	GSC	06/18/2025	1,330
6,000	SGD	4,527	USD	GSC	06/18/2025	80
8,325,000	TRY	209,883	USD	BCLY	06/18/2025	(5,683)
1,719,250	USD	2,825,000	AUD	SCB	05/07/2025	(90,403)
1,779,691	USD	2,775,000	AUD	BOA	06/05/2025	1,483
1,231,069	USD	7,332,000	BRL	GSC	06/18/2025	(45,589)
930,666	USD	1,320,000	CAD	BOA	05/07/2025	(27,163)
865,032	USD	1,190,000	CAD	SGG	06/05/2025	242
678,337	USD	575,000	CHF	NWM	05/07/2025	(18,919)
646,381	USD	530,000	CHF	SSG	06/05/2025	1,409
143,464	USD	131,700,000	CLP	MSC	06/18/2025	4,425
129,725	USD	932,000	CNH	CBK	06/18/2025	1,020
180,672	USD	4,130,000	CZK	CBK	06/18/2025	(7,047)
1,796,278	USD	1,626,000	EUR	SSG	05/07/2025	(46,518)
14,970,156	USD	13,099,838	EUR	JPM	05/30/2025	102,213
9,499,300	USD	8,325,000	EUR	DEUT	05/30/2025	50,662
176,660	USD	155,177	EUR	GSC	05/30/2025	538
123,007	USD	108,000	EUR	SSG	05/30/2025	430
1,768,672	USD	1,555,000	EUR	SSG	06/05/2025	3,193
174,510	USD	153,000	EUR	SCB	06/18/2025	647
42,158	USD	38,000	EUR	JPM	06/18/2025	(1,024)
12,304,359	USD	11,235,000	EUR	DEUT	06/18/2025	(462,632)
1,706,769	USD	1,312,000	GBP	NWM	05/07/2025	(41,723)
8,796	USD	6,600	GBP	JPM	05/30/2025	(1)
2,375,341	USD	1,786,000	GBP	BCLY	05/30/2025	(5,120)
1,445,562	USD	1,083,000	GBP	SSG	06/05/2025	2,059
35,125	USD	12,500,000	HUF	BCLY	06/18/2025	200
1,629,830	USD	236,100,000	JPY	SSG	05/07/2025	(22,745)
1,353,025	USD	192,600,000	JPY	SGG	06/05/2025	519
66,894	USD	1,320,000	MXN	SSG	06/18/2025	33
698,413	USD	3,077,000	MYR	HSBC	06/18/2025	(15,949)
1,182,467	USD	12,560,000	NOK	GSC	05/07/2025	(24,834)
885,452	USD	9,200,000	NOK	GSC	06/05/2025	1,111
148,842	USD	540,000	PEN	CBK	06/18/2025	1,785
27,125	USD	100,000	PEN	GSC	06/18/2025	(107)
87,000	USD	320,000	PEN	DEUT	06/18/2025	(145)
92,421	USD	5,290,000	PHP	JPM	06/18/2025	(2,166)
3,997	USD	15,000	PLN	BOA	06/18/2025	34
21,680	USD	95,000	RON	BCLY	06/18/2025	111
658,936	USD	6,530,000	SEK	NWM	05/07/2025	(16,949)
645,622	USD	6,220,000	SEK	BOA	06/05/2025	675
647,509	USD	21,757,000	THB	CBK	06/18/2025	(6,194)
Total foreign currency contracts						$(551,373)

The accompanying notes are an integral part of these financial statements.

51

Hartford Multi-Asset Income Fund
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Foreign Cross Currency Contracts Outstanding at April 30, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
EUR	990,131	JPM	05/30/2025	GBP	996,968	$(6,837)
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage-Backed Securities	$63,709,394	$—	$63,709,394	$—
Convertible Bonds	26,982,746	—	26,982,746	—
Corporate Bonds	123,003,464	—	123,003,464	—
Foreign Government Obligations	22,400,413	—	22,400,413	—
Municipal Bonds	945,129	—	945,129	—
Senior Floating Rate Interests	52,237,120	—	52,237,120	—
U.S. Government Agencies	54,874,369	—	54,874,369	—
U.S. Government Securities	16,031,132	—	16,031,132	—
Common Stocks	135,007,284	61,391,495	73,615,789	—
Equity Linked Securities	52,656,073	—	52,656,073	—
Preferred Stocks	6,490,690	4,692,866	1,797,824	—
Short-Term Investments	4,440,095	—	4,440,095	—
Foreign Currency Contracts(2)	294,829	—	294,829	—
Futures Contracts(2)	1,352,564	1,352,564	—	—
Swaps - Credit Default(2)	582,511	—	582,511	—
Swaps - Interest Rate(2)	275,064	—	275,064	—
Swaps- Total Return(2)	136,733	—	136,733	—
Total	$561,419,610	$67,436,925	$493,982,685	$—
Liabilities
Foreign Currency Contracts(2)	$(853,039)	$—	$(853,039)	$—
Futures Contracts(2)	(625,435)	(625,435)	—	—
Swaps - Credit Default(2)	(54,306)	—	(54,306)	—
Swaps - Interest Rate(2)	(252,241)	—	(252,241)	—
Swaps - Total Return(2)	(4,903)	—	(4,903)	—
TBA Sale Commitments	(21,580,196)	—	(21,580,196)	—
Written Options	(575,162)	—	(575,162)	—
Total	$(23,945,282)	$(625,435)	$(23,319,847)	$—

(1)
For the six-month period ended April 30, 2025, investments valued at $1,172,599 were transferred out of Level 3 due to the availability of active market prices which has been determined to be significant observable input. There were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

52

Hartford Real Asset Fund (Consolidated)
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
	Brazil - 1.0%
BRL 3,727,238	Brazil Notas do Tesouro Nacional 6.00%, 05/15/2035(1)	$593,172
	Mexico - 0.4%
MXN 4,726,488	Mexico Udibonos 4.00%, 11/03/2050(1)	205,345
	Total Foreign Government Obligations (cost $879,532)	$798,517
U.S. GOVERNMENT SECURITIES - 39.7%
	U.S. Treasury Securities - 39.7%
	U.S. Treasury Inflation-Indexed Bonds - 3.5%
$ 203,223	0.75%, 02/15/2045(1)	$149,318
327,417	1.75%, 01/15/2028(1)	334,105
348,042	2.38%, 01/15/2027(1)	357,468
304,622	2.50%, 01/15/2029(1)	318,924
134,803	3.38%, 04/15/2032(1)	150,170
355,054	3.63%, 04/15/2028(1)	381,204
388,136	3.88%, 04/15/2029(1)	427,275
		2,118,464
	U.S. Treasury Inflation-Indexed Notes - 36.2%
1,350,935	0.13%, 07/15/2026(1)	1,347,207
840,614	0.13%, 10/15/2026(1)	836,034
858,754	0.13%, 04/15/2027(1)	846,595
775,005	0.13%, 01/15/2030(1)	731,696
864,808	0.13%, 07/15/2030(1)	812,040
888,537	0.13%, 01/15/2031(1)	821,298
904,658	0.13%, 07/15/2031(1)	830,114
1,001,291	0.13%, 01/15/2032(1)	903,918
692,218	0.25%, 07/15/2029(1)	665,940
686,780	0.38%, 01/15/2027(1)	682,139
762,963	0.38%, 07/15/2027(1)	757,795
788,967	0.50%, 01/15/2028(1)	778,972
1,032,157	0.63%, 07/15/2032(1)	959,308
679,969	0.75%, 07/15/2028(1)	675,016
606,475	0.88%, 01/15/2029(1)	599,284
1,012,123	1.13%, 01/15/2033(1)	964,435
850,903	1.25%, 04/15/2028(1)	854,833
987,441	1.38%, 07/15/2033(1)	956,798
861,591	1.63%, 10/15/2027(1)	878,610
937,875	1.63%, 10/15/2029(1)	953,230
1,048,258	1.75%, 01/15/2034(1)	1,038,035
1,098,078	1.88%, 07/15/2034(1)	1,099,245
907,675	2.13%, 04/15/2029(1)	937,172
773,361	2.13%, 01/15/2035(1)	786,982
880,151	2.38%, 10/15/2028(1)	919,663
		21,636,359
	Total U.S. Government Securities (cost $23,211,111)	$23,754,823
COMMON STOCKS - 54.1%
	Capital Goods - 0.3%
199	EMCOR Group, Inc.	$79,739
1,464	Vertiv Holdings Co. Class A	124,997
		204,736
	Consumer Services - 0.2%
1,027	Hyatt Hotels Corp. Class A	115,722
	Consumer Staples Distribution & Retail - 0.1%
2,073	Andersons, Inc.	78,173
	Energy - 14.4%
10,050	Advantage Energy Ltd.*	71,369
3,444	Antero Midstream Corp.	56,998
2,593	Antero Resources Corp.*	90,314
3,062	Cameco Corp.	138,219
Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.1% - (continued)
	Energy - 14.4% - (continued)
9,298	Cenovus Energy, Inc.	$109,464
1,476	Chevron Corp.	200,825
1,752	Core Natural Resources, Inc.	126,512
22,765	Coterra Energy, Inc.	559,108
3,075	EQT Corp.	152,028
36,823	Equinor ASA	833,512
4,716	Expand Energy Corp.	489,992
11,975	Exxon Mobil Corp.	1,264,919
154,778	Gazprom PJSC*(2)	—
2,717	LUKOIL PJSC ADR*(2)	—
3,451	MEG Energy Corp.	48,413
200	Novatek PJSC GDR*(2)	—
26,557	Parex Resources, Inc.	213,828
35,708	Petroleo Brasileiro SA ADR	403,143
5,285	Peyto Exploration & Development Corp.	66,168
9,005	Range Resources Corp.	305,540
24,254	Shell PLC ADR	1,563,898
18,452	Suncor Energy, Inc.	651,696
16,900	Surgutneftegas PJSC ADR*(2)	—
1,006	Targa Resources Corp.	171,925
15,917	TotalEnergies SE	906,556
55,910	Yancoal Australia Ltd.	178,278
		8,602,705
	Equity Real Estate Investment Trusts (REITs) - 15.0%
3,557	American Assets Trust, Inc. REIT	66,623
2,523	Camden Property Trust REIT	287,117
4,701	CareTrust, Inc. REIT	137,598
5,590	Centerspace REIT	337,412
5,738	Charter Hall Group REIT	62,039
3,786	Crown Castle, Inc. REIT	400,407
24,687	DiamondRock Hospitality Co. REIT	181,203
35,545	Empire State Realty Trust, Inc. Class A, REIT	253,080
349	Equinix, Inc. REIT	300,402
3,347	Equity Residential REIT	235,160
764	Essex Property Trust, Inc. REIT	213,271
51,926	Fibra Uno Administracion SA de CV REIT	67,203
1,432	Gaming & Leisure Properties, Inc. REIT	68,536
4,065	Goodman Group REIT	77,820
42,873	Hammerson PLC REIT	144,650
5,563	Highwoods Properties, Inc. REIT	158,212
14,090	Host Hotels & Resorts, Inc. REIT	198,951
140	Invincible Investment Corp. REIT	57,863
1,781	Iron Mountain, Inc. REIT	159,702
10,028	Klepierre SA REIT	367,056
46,976	Land Securities Group PLC REIT	372,251
12,459	Mercialys SA REIT*	166,790
1,529	Mid-America Apartment Communities, Inc. REIT	244,105
4,814	Millrose Properties, Inc. Class A, REIT	120,543
260	Nippon Building Fund, Inc. REIT	241,334
9,473	Omega Healthcare Investors, Inc. REIT	369,921
192	Orix JREIT, Inc. REIT	241,819
6,401	Phillips Edison & Co., Inc. REIT	222,115
587	Public Storage REIT	176,352
905	Ryman Hospitality Properties, Inc. REIT	79,595
19,123	Sabra Health Care, Inc. REIT	341,346
28,224	Scentre Group REIT	65,388
504	Sekisui House, Inc. REIT	271,898
3,247	Simon Property Group, Inc. REIT	511,013
735	SL Green Realty Corp. REIT	38,668
20,950	Stockland REIT	73,623
9,606	Tanger, Inc. REIT	302,685
8,307	UDR, Inc. REIT	347,897
4,774	Unibail-Rodamco-Westfield REIT	404,143
5,216	UNITE Group PLC REIT	59,927
3,527	Warehouses De Pauw CVA REIT*	90,087
8,690	Wereldhave NV REIT*	164,136
The accompanying notes are an integral part of these financial statements.

53

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 54.1% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 15.0% - (continued)
31,326	Workspace Group PLC REIT	$185,624
1,967	WP Carey, Inc. REIT	122,819
		8,988,384
	Food, Beverage & Tobacco - 2.1%
13,430	Archer-Daniels-Midland Co.	641,282
1,278	Bunge Global SA	100,604
4,757	Fresh Del Monte Produce, Inc.	161,786
2,602	Ingredion, Inc.	345,598
		1,249,270
	Materials - 13.3%
9,734	Alcoa Corp.	238,775
407	Alpha Metallurgical Resources, Inc.*	49,390
63,533	Alrosa PJSC*(2)	—
8,302	Anglo American Platinum Ltd.	284,294
1,984	Anglogold Ashanti PLC	82,598
16,986	Barrick Gold Corp.	323,924
21,295	Century Aluminum Co.*	349,451
4,667	CF Industries Holdings, Inc.	365,753
3,711	Corteva, Inc.	230,045
16,940	Dundee Precious Metals, Inc.	222,041
11,784	Endeavour Mining PLC	319,260
22,308	Evolution Mining Ltd.	111,875
7,633	FMC Corp.	319,975
754	Franco-Nevada Corp.	129,574
24,765	Freeport-McMoRan, Inc.	892,283
41,513	Glencore PLC*	136,110
498	Gold Road Resources Ltd.	966
18,097	Grupo Mexico SAB de CV Class B	93,906
9,567	ICL Group Ltd.	63,864
22,255	Impala Platinum Holdings Ltd.*	132,353
25,206	Lundin Mining Corp.	206,241
1,301	MMC Norilsk Nickel PJSC ADR*(2)	—
4,383	Mosaic Co.	133,243
25,545	New Gold, Inc.*	101,728
2,223	Newmont Corp.	117,108
11,082	Northern Star Resources Ltd.	136,128
14,770	Nutrien Ltd.	843,174
65,238	Perseus Mining Ltd.	139,819
627	Reliance, Inc.	180,720
3,961	Rio Tinto PLC	236,034
6,116	SABIC Agri-Nutrients Co.	161,111
4,570	Southern Copper Corp.	409,106
1,054	Steel Dynamics, Inc.	136,714
8,783	Wesdome Gold Mines Ltd.*	108,051
20,695	Yara International ASA	671,626
		7,927,240
	Real Estate Management & Development - 1.8%
295,429	Ayala Land, Inc.	132,529
48,611	CK Asset Holdings Ltd.	198,594
6,392	CTP NV(3)	120,061
44,466	Emaar Properties PJSC	158,888
16,274	NEPI Rockcastle NV*	124,768
8,485	Pandox AB	141,512
13,523	Savills PLC	167,698
		1,044,050
	Semiconductors & Semiconductor Equipment - 0.2%
1,078	First Solar, Inc.*	135,634
	Telecommunication Services - 2.7%
3,747	Deutsche Telekom AG	134,583
9,466	KDDI Corp.	167,772
23,298	Koninklijke KPN NV	108,379
6,928	KT Corp. ADR	134,819
18,791	MTN Group Ltd.	124,365
5,202	Proximus SADP	39,955
Shares or Principal Amount			Market Value†
COMMON STOCKS - 54.1% - (continued)
	Telecommunication Services - 2.7% - (continued)
4,749	SK Telecom Co. Ltd.		$181,444
13,735	Telenor ASA		206,299
174,732	True Corp. PCL*		63,259
19,703	Turkcell Iletisim Hizmetleri AS		46,214
6,277	Verizon Communications, Inc.		276,564
140,925	Vodafone Group PLC		138,487
			1,622,140
	Utilities - 4.0%
65,377	A2A SpA		166,271
119,191	Centrica PLC		255,192
7,409	Cia de Saneamento Basico do Estado de Sao Paulo SABESP		148,685
1,846	Edison International		98,779
5,229	Endesa SA		157,040
57,504	Enel SpA		498,501
19,397	Engie SA		400,904
2,655	Exelon Corp.		124,519
16,444	Hera SpA		77,850
30,166	Italgas SpA		247,844
4,459	Osaka Gas Co. Ltd.		113,072
978	WEC Energy Group, Inc.		107,111
			2,395,768
	Total Common Stocks (cost $30,988,660)		$32,363,822
CLOSED END FUNDS - 0.3%
	Investment Company Securities - 0.3%
11,900	Sprott Physical Uranium Trust*		$177,645
	Total Closed End Funds (cost $196,740)		$177,645
EXCHANGE-TRADED FUNDS - 0.2%
	Other Investment Pools & Funds - 0.2%
1,932	VanEck Agribusiness ETF		$133,134
	Total Exchange-Traded Funds (cost $141,238)		$133,134
	Total Long-Term Investments (cost $55,417,281)		$57,227,941
	Total Investments (cost $55,417,281)	95.7%	$57,227,941
	Other Assets and Liabilities	4.3%	2,579,852
	Net Assets	100.0%	$59,807,793
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The accompanying notes are an integral part of these financial statements.

54

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

The Consolidated Schedule of Investments includes investments held by Hartford Cayman Real Asset Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2025, the Fund invested 20.3% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(2)	Investment valued using significant unobservable inputs.
(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of this security was $120,061, representing 0.2% of net assets.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
Brent Crude Oil Future	2	09/30/2025	$120,620	$(5,514)
California Carbon Allowance Vintage Future	10	12/24/2025	271,600	(77,066)
Copper Future	1	09/26/2025	116,425	(8,903)
Cotton No. 2 Future	5	12/08/2025	169,475	(3,781)
Gasoline RBOB Future	1	08/29/2025	80,703	(6,546)
Gold 100oz Future	1	12/29/2025	340,070	7,557
Live Cattle Future	1	10/31/2025	80,780	4,187
LME Copper Future	8	05/19/2025	1,828,390	(54,960)
LME Copper Future	4	07/14/2025	913,195	(2,742)
LME Copper Future	2	09/15/2025	455,634	(18,808)
LME Lead Future	1	05/19/2025	48,943	(1,350)
LME Lead Future	1	07/14/2025	49,001	(721)
LME Lead Future	1	09/15/2025	49,338	(3,426)
LME Nickel Future	3	05/19/2025	274,860	(24,172)
LME Nickel Future	3	07/14/2025	277,176	(11,658)
LME Nickel Future	2	09/15/2025	186,442	(14,445)
LME Primary Aluminum Future	3	05/19/2025	179,039	(18,875)
LME Zinc Future	2	05/19/2025	128,512	(20,637)
LME Zinc Future	1	07/14/2025	64,664	(6,805)
LME Zinc Future	3	09/15/2025	195,100	(11,228)
Milling Wheat Future	4	09/10/2025	46,730	(2,757)
Natural Gas Future	9	09/26/2025	341,370	15,578
Natural Gas Future	1	05/27/2026	39,480	1,067
NY Harbor ULSD Future	2	08/29/2025	167,765	(4,750)
Platinum Future	2	10/29/2025	97,930	(3,436)
SGX Iron ORE Future	21	05/30/2025	204,561	3,235
Soybean Future	5	11/14/2025	254,562	1,243
Soybean Oil Future	3	12/12/2025	87,354	11,051
U.K. Emissions Allowances Future	1	12/15/2025	62,917	7,231
Total				$(251,431)
Short position contracts:
Brent Crude Oil Future	(9)	07/31/2025	$(543,870)	$14,472
Carbon Emissions Future	(1)	12/15/2025	(75,391)	18,256
LME Copper Future	(8)	05/19/2025	(1,828,390)	5,008
LME Copper Future	(4)	07/14/2025	(913,195)	31,278
LME Copper Future	(1)	09/15/2025	(227,817)	(9,163)
LME Lead Future	(1)	05/19/2025	(48,943)	293
LME Lead Future	(1)	07/14/2025	(49,001)	998
LME Lead Future	(1)	09/15/2025	(49,338)	(1,148)
LME Nickel Future	(3)	05/19/2025	(274,860)	6,281
LME Nickel Future	(3)	07/14/2025	(277,176)	22,089
LME Nickel Future	(2)	09/15/2025	(186,442)	3,590
LME Primary Aluminum Future	(3)	05/19/2025	(179,039)	17,546
LME Zinc Future	(2)	05/19/2025	(128,512)	27,266
LME Zinc Future	(1)	07/14/2025	(64,664)	9,416
The accompanying notes are an integral part of these financial statements.

55

Hartford Real Asset Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
LME Zinc Future	(1)	09/15/2025	$(65,033)	$9,625
Total				$155,807
Total futures contracts				$(95,624)

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
815,000	CAD	588,565	USD	CBK	05/30/2025	$3,555
† See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Foreign Government Obligations	$798,517	$—	$798,517	$—
U.S. Government Securities	23,754,823	—	23,754,823	—
Common Stocks	32,363,822	21,337,049	11,026,773	—
Closed End Funds	177,645	177,645	—	—
Exchange-Traded Funds	133,134	133,134	—	—
Foreign Currency Contracts(2)	3,555	—	3,555	—
Futures Contracts(2)	217,267	217,267	—	—
Total	$57,448,763	$21,865,095	$35,583,668	$—
Liabilities
Futures Contracts(2)	$(312,891)	$(235,825)	$(77,066)	$—
Total	$(312,891)	$(235,825)	$(77,066)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended April 30, 2025 is not presented.
The accompanying notes are an integral part of these financial statements.

56

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 6.1%
	United States - 6.1%
	Federal Home Loan Mortgage Corp. - 0.9%
$ 37,948	4.50%, 09/01/2052	$36,358
49,255	5.00%, 09/01/2052	48,387
78,329	5.00%, 11/01/2052	76,908
75,422	5.50%, 01/01/2054	75,309
48,132	5.50%, 06/01/2054	48,048
41,717	6.00%, 01/01/2053	42,506
122,640	6.00%, 10/01/2053	124,530
539,374	6.00%, 10/01/2054	547,268
83,448	6.50%, 02/01/2054	85,937
		1,085,251
	Federal National Mortgage Association - 2.9%
17,322	4.50%, 06/01/2052	16,595
34,698	5.00%, 10/01/2052	34,078
94,361	5.00%, 04/01/2053	92,595
112,296	5.00%, 12/01/2053	110,171
294,997	5.00%, 10/01/2054	288,895
88,677	5.50%, 01/01/2053	88,761
212,187	5.50%, 12/01/2053	211,924
271,969	5.50%, 01/01/2054	271,596
223,120	5.50%, 02/01/2054	222,728
203,134	5.50%, 09/01/2054	202,777
477,395	5.50%, 01/01/2055	476,556
106,575	6.00%, 02/01/2053	108,407
252,047	6.00%, 11/01/2053	256,055
158,370	6.00%, 12/01/2053	160,870
284,521	6.00%, 01/01/2054	288,891
242,929	6.00%, 02/01/2054	246,680
91,506	6.00%, 09/01/2054	92,843
366,601	6.00%, 10/01/2054	371,976
35,629	6.50%, 10/01/2053	36,695
27,680	6.50%, 12/01/2053	28,508
7,577	6.50%, 02/01/2054	7,805
113,479	6.50%, 04/01/2054	116,865
		3,732,271
	Government National Mortgage Association - 2.3%
117,016	5.00%, 09/20/2053	114,935
493,059	5.00%, 10/20/2054	483,977
89,652	5.00%, 02/20/2055	87,835
81,302	5.50%, 05/20/2053	81,607
90,726	5.50%, 06/20/2053	90,918
86,977	5.50%, 12/20/2053	87,081
430,584	5.50%, 01/20/2054	431,011
531,085	5.50%, 10/20/2054	531,204
64,526	5.50%, 01/20/2055	64,540
119,378	5.50%, 02/20/2055	119,248
126,181	6.00%, 12/20/2052	127,732
173,755	6.00%, 12/20/2053	176,546
242,604	6.00%, 01/20/2054	246,315
35,651	6.00%, 05/20/2054	36,170
163,665	6.00%, 09/20/2054	165,664
14,390	6.50%, 01/20/2054	14,734
		2,859,517
	Total U.S. Government Agencies (cost $7,589,222)	$7,677,039
COMMON STOCKS - 53.7%
	Australia - 0.7%
2,646	ANZ Group Holdings Ltd.	$50,597
6,134	BlueScope Steel Ltd.	93,951
1,444	Commonwealth Bank of Australia	153,915
772	Macquarie Group Ltd.	95,400
2,556	National Australia Bank Ltd.	59,020
516	Rio Tinto Ltd.	38,606
1,413	Rio Tinto PLC	84,200
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	Australia - 0.7% - (continued)
11,982	Santos Ltd.	$46,063
1,940	Wesfarmers Ltd.	97,187
5,900	Westpac Banking Corp.	123,812
2,543	Woodside Energy Group Ltd.	33,148
1,789	Woolworths Group Ltd.	36,107
		912,006
	Austria - 0.0%
452	Erste Group Bank AG	30,610
	Belgium - 0.2%
1,459	Anheuser-Busch InBev SA	96,161
1,363	Groupe Bruxelles Lambert NV	112,440
		208,601
	Brazil - 0.4%
95	MercadoLibre, Inc.*	221,431
2,589	NU Holdings Ltd. Class A*	32,181
4,063	Petroleo Brasileiro SA ADR	45,871
2,107	Wheaton Precious Metals Corp.	175,930
1,801	Yara International ASA	58,449
		533,862
	Canada - 1.2%
836	Alimentation Couche-Tard, Inc.	43,637
514	Bank of Montreal	49,249
1,258	Bank of Nova Scotia	62,946
1,425	Canadian Imperial Bank of Commerce	89,876
473	Canadian National Railway Co.	45,808
3,405	Canadian Natural Resources Ltd.	97,709
1,407	Canadian Pacific Kansas City Ltd.	102,193
536	Canadian Tire Corp. Ltd. Class A	58,662
58	Constellation Software, Inc.	209,027
834	Enbridge, Inc.	39,002
1,023	Fortis, Inc.	50,660
2,044	Manulife Financial Corp.	62,643
400	Nutrien Ltd.	22,835
900	Onex Corp.	63,723
1,754	Open Text Corp.	47,482
1,357	Pembina Pipeline Corp.	51,874
1,369	Rogers Communications, Inc. Class B	35,690
659	Royal Bank of Canada	79,098
1,293	Shopify, Inc. Class A*	122,945
537	Sun Life Financial, Inc.	32,000
1,650	Suncor Energy, Inc.	58,275
652	TC Energy Corp.	32,941
1,036	Toronto-Dominion Bank	66,198
		1,524,473
	China - 1.6%
11,500	Alibaba Group Holding Ltd.	171,695
3,600	Baidu, Inc. Class A*	39,697
5,500	BYD Co. Ltd. Class H	261,229
170,000	CGN Power Co. Ltd. Class H(1)	54,113
45,000	China Life Insurance Co. Ltd. Class H	82,242
17,000	China Mengniu Dairy Co. Ltd.	42,341
13,000	China Merchants Bank Co. Ltd. Class H	70,910
14,500	China Resources Land Ltd.	48,787
2,100	Contemporary Amperex Technology Co. Ltd. Class A	67,145
3,700	JD.com, Inc. Class A	60,241
9,000	Li Ning Co. Ltd.	16,968
6,400	Meituan Class B*(1)	105,968
3,300	NetEase, Inc.	70,938
580	PDD Holdings, Inc. ADR*	61,231
4,000	Ping An Insurance Group Co. of China Ltd. Class H	23,940
2,150	Prosus NV*	100,802
10,900	Tencent Holdings Ltd.	667,635
The accompanying notes are an integral part of these financial statements.

57

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	China - 1.6% - (continued)
5,500	Wuxi Biologics Cayman, Inc.*(1)	$15,975
1,330	Yum China Holdings, Inc.	57,602
		2,019,459
	Denmark - 0.3%
529	DSV AS	112,127
3,615	Novo Nordisk AS Class B	241,704
		353,831
	Finland - 0.0%
2,301	UPM-Kymmene OYJ	60,945
	France - 1.4%
517	Air Liquide SA	106,232
1,267	Airbus SE	214,998
1,814	AXA SA	85,795
1,572	BNP Paribas SA	133,195
318	Capgemini SE	50,769
485	Cie de Saint-Gobain SA	52,728
1,159	Eiffage SA	157,708
405	EssilorLuxottica SA	116,702
35	Hermes International SCA	96,256
93	Kering SA	18,921
965	Legrand SA	106,053
234	L'Oreal SA*	103,397
165	LVMH Moet Hennessy Louis Vuitton SE	91,398
285	Pernod Ricard SA	30,893
643	Safran SA	171,115
1,857	TotalEnergies SE	105,766
637	Vinci SA	89,478
		1,731,404
	Germany - 1.3%
394	adidas AG	90,656
281	Allianz SE	116,215
1,732	BASF SE*	88,452
1,167	Bayer AG	30,584
589	Bayerische Motoren Werke AG	49,958
676	Beiersdorf AG	95,247
1,889	Deutsche Post AG	80,713
3,567	Deutsche Telekom AG	128,118
2,356	Infineon Technologies AG	78,038
1,449	Mercedes-Benz Group AG	86,634
1,488	RWE AG	57,785
1,692	SAP SE	495,060
977	Siemens AG	224,965
329	Siemens Energy AG*	25,394
		1,647,819
	Greece - 0.1%
2,982	OPAP SA	66,258
	Hong Kong - 0.4%
23,400	AIA Group Ltd.	175,334
7,500	CK Asset Holdings Ltd.	30,640
3,900	Hang Seng Bank Ltd.	54,439
1,700	Hong Kong Exchanges & Clearing Ltd.	74,273
4,500	MTR Corp. Ltd.	15,536
4,786	Prudential PLC	50,888
3,000	Sun Hung Kai Properties Ltd.	28,459
2,500	Techtronic Industries Co. Ltd.	25,160
		454,729
	India - 0.9%
1,791	Axis Bank Ltd. GDR(2)	125,549
4,778	Dr. Reddy's Laboratories Ltd. ADR	66,510
5,113	GAIL India Ltd. GDR(2)	66,980
2,258	HDFC Bank Ltd. ADR	164,134
5,409	ICICI Bank Ltd. ADR	181,526
4,467	Infosys Ltd. ADR	78,619
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	India - 0.9% - (continued)
2,201	Larsen & Toubro Ltd. GDR(2)	$86,279
1,583	Mahindra & Mahindra Ltd.	54,847
2,506	Mahindra & Mahindra Ltd. GDR(2)	85,956
1,676	Reliance Industries Ltd. GDR(1)	109,443
21,075	Wipro Ltd. ADR	60,274
		1,080,117
	Indonesia - 0.2%
176,800	Bank Central Asia Tbk. PT	94,003
202,600	Indofood Sukses Makmur Tbk. PT	97,728
		191,731
	Ireland - 0.1%
461	Accenture PLC Class A	137,908
	Israel - 0.0%
3,490	Teva Pharmaceutical Industries Ltd. ADR*	54,130
	Italy - 0.4%
9,945	Enel SpA	86,213
3,418	Eni SpA	48,951
62	Ferrari NV	28,382
4,745	FinecoBank Banca Fineco SpA	94,952
52,248	Intesa Sanpaolo SpA	278,915
		537,413
	Japan - 2.8%
4,000	Astellas Pharma, Inc.	40,057
1,000	Bridgestone Corp.	41,815
2,200	Daiichi Sankyo Co. Ltd.	56,277
400	Daikin Industries Ltd.	45,569
1,900	FANUC Corp.	48,221
200	Fast Retailing Co. Ltd.	65,789
2,500	Hankyu Hanshin Holdings, Inc.	71,305
9,400	Hitachi Ltd.	232,326
8,000	Honda Motor Co. Ltd.	81,398
500	Hoya Corp.	58,833
2,000	ITOCHU Corp.	102,286
1,800	Kao Corp.	77,079
3,400	KDDI Corp.	60,260
400	Keyence Corp.	167,237
5,100	Kirin Holdings Co. Ltd.	77,146
5,300	Mitsubishi Corp.	100,629
11,100	Mitsubishi HC Capital, Inc.	78,523
3,800	Mitsubishi Heavy Industries Ltd.	74,909
15,300	Mitsubishi UFJ Financial Group, Inc.	192,767
4,300	Mitsui & Co. Ltd.	86,951
3,000	Murata Manufacturing Co. Ltd.	42,740
2,000	NIDEC Corp.	35,543
1,400	Nintendo Co. Ltd.	116,228
47,700	Nippon Telegraph & Telephone Corp.	49,860
4,000	ORIX Corp.	80,240
2,000	Otsuka Holdings Co. Ltd.	97,502
2,900	Recruit Holdings Co. Ltd.	160,704
4,800	Seven & i Holdings Co. Ltd.	70,659
400	Shimano, Inc.	56,354
2,400	Shin-Etsu Chemical Co. Ltd.	73,035
100	SMC Corp.	32,364
1,400	SoftBank Group Corp.	70,797
9,300	Sony Group Corp.	245,360
6,200	Sumitomo Mitsui Financial Group, Inc.	147,915
3,200	Takeda Pharmaceutical Co. Ltd.	96,795
3,200	Tokio Marine Holdings, Inc.	128,263
500	Tokyo Electron Ltd.	74,449
8,800	Toyota Motor Corp.	168,075
		3,506,260
	Jersey - 0.0%
708	Aptiv PLC*	40,399
The accompanying notes are an integral part of these financial statements.

58

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	Malaysia - 0.1%
10,100	Hong Leong Bank Bhd.	$46,815
1,000	Nestle Malaysia Bhd.	20,153
27,000	Public Bank Bhd.	27,989
21,600	RHB Bank Bhd.	33,317
		128,274
	Mexico - 0.1%
46,764	America Movil SAB de CV Series B	40,467
15,975	Grupo Mexico SAB de CV Class B	82,895
14,658	Wal-Mart de Mexico SAB de CV	46,440
		169,802
	Netherlands - 0.5%
134	Argenx SE*	86,224
470	ASML Holding NV	314,638
870	Heineken NV	77,878
5,090	ING Groep NV	98,844
311	NXP Semiconductors NV	57,320
		634,904
	Norway - 0.1%
1,622	DNB Bank ASA	40,547
2,661	Equinor ASA	60,233
		100,780
	Philippines - 0.0%
3,700	SM Investments Corp.	57,596
	Singapore - 0.3%
7,910	DBS Group Holdings Ltd.	256,989
17,100	Keppel Ltd.	85,974
1,300	STMicroelectronics NV	29,553
		372,516
	South Africa - 0.2%
2,965	Anglo American PLC	80,939
17,813	FirstRand Ltd.	69,744
8,133	Remgro Ltd.	70,081
		220,764
	South Korea - 0.5%
53	Alteogen, Inc.*	13,073
228	Hanwha Aerospace Co. Ltd.	128,137
1,713	KB Financial Group, Inc. ADR	107,885
715	Kia Corp.	45,441
402	POSCO Holdings, Inc. ADR	18,303
279	Samsung Electronics Co. Ltd. GDR(2)	269,514
2,624	Shinhan Financial Group Co. Ltd. ADR	94,411
		676,764
	Spain - 0.5%
16,815	Banco Bilbao Vizcaya Argentaria SA	230,770
21,926	Banco Santander SA	154,378
12,235	Iberdrola SA	220,546
603	Industria de Diseno Textil SA	32,426
		638,120
	Sweden - 0.3%
6,927	Atlas Copco AB Class A	107,221
5,458	Investor AB Class B	161,712
2,614	Volvo AB Class B	71,058
		339,991
	Switzerland - 0.9%
2,544	ABB Ltd.	134,351
585	Baloise Holding AG	130,146
4	Chocoladefabriken Lindt & Spruengli AG	58,296
856	Cie Financiere Richemont SA Class A	151,260
156	Geberit AG	108,064
12	Givaudan SA	57,892
102	Lonza Group AG	73,288
47	Partners Group Holding AG	61,583
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	Switzerland - 0.9% - (continued)
488	Sika AG	$121,955
540	TE Connectivity PLC	79,045
3,614	UBS Group AG	109,704
81	Zurich Insurance Group AG	57,451
		1,143,035
	Taiwan - 0.9%
4,030	Chunghwa Telecom Co. Ltd. ADR	162,973
9,816	Hon Hai Precision Industry Co. Ltd. GDR(2)	85,792
10,000	Taiwan Semiconductor Manufacturing Co. Ltd.	283,345
3,148	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	524,740
11,565	United Microelectronics Corp. ADR	81,418
		1,138,268
	Thailand - 0.0%
32,700	Airports of Thailand PCL NVDR	37,343
	United Kingdom - 1.8%
1,830	AstraZeneca PLC	262,178
6,529	BAE Systems PLC	151,359
32,729	Barclays PLC	130,381
9,500	CK Hutchison Holdings Ltd.	53,571
2,525	Compass Group PLC	85,130
3,881	Diageo PLC	108,980
414	Flutter Entertainment PLC*	99,770
29,399	HSBC Holdings PLC	327,426
171,918	Lloyds Banking Group PLC	168,905
378	London Stock Exchange Group PLC	58,859
4,128	National Grid PLC	59,584
225	Next PLC	37,120
651	Reckitt Benckiser Group PLC	42,020
3,877	RELX PLC	211,588
2,418	Severn Trent PLC	89,943
3,777	Standard Chartered PLC	54,401
10,357	Tesco PLC	51,257
3,000	Unilever PLC	191,010
30,148	Vodafone Group PLC	29,626
		2,213,108
	United States - 35.5%
504	3M Co.	70,011
1,270	Abbott Laboratories	166,052
1,595	AbbVie, Inc.	311,184
431	Adobe, Inc.*	161,616
1,688	Advanced Micro Devices, Inc.*	164,327
873	Aflac, Inc.	94,878
321	Agilent Technologies, Inc.	34,540
197	Air Products & Chemicals, Inc.	53,405
443	Airbnb, Inc. Class A*	54,011
1,083	Alcon AG	105,225
7,365	Alphabet, Inc. Class A	1,169,562
3,547	Alphabet, Inc. Class C	570,677
8,142	Amazon.com, Inc.*	1,501,548
3,158	Amcor PLC	29,054
358	American Electric Power Co., Inc.	38,786
853	American Express Co.	227,248
1,324	American International Group, Inc.	107,932
316	American Tower Corp. REIT	71,230
293	American Water Works Co., Inc.	43,074
201	Ameriprise Financial, Inc.	94,675
480	AMETEK, Inc.	81,398
397	Amgen, Inc.	115,495
1,883	Amphenol Corp. Class A	144,897
332	Analog Devices, Inc.	64,713
209	ANSYS, Inc.*	67,273
134	Aon PLC Class A	47,542
12,588	Apple, Inc.	2,674,950
634	Applied Materials, Inc.	95,550
213	AppLovin Corp. Class A*	57,363
The accompanying notes are an integral part of these financial statements.

59

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
787	Archer-Daniels-Midland Co.	$37,579
1,968	Arista Networks, Inc.*	161,907
654	ARM Holdings PLC ADR*	74,589
292	Arthur J Gallagher & Co.	93,641
4,790	AT&T, Inc.	132,683
712	Atmos Energy Corp.	114,369
237	Autodesk, Inc.*	64,997
381	Automatic Data Processing, Inc.	114,529
24	AutoZone, Inc.*	90,302
735	Ball Corp.	38,176
4,715	Bank of America Corp.	188,034
213	Becton Dickinson & Co.	44,110
851	Berkshire Hathaway, Inc. Class B*	453,796
87	Biogen, Inc.*	10,534
128	Bio-Rad Laboratories, Inc. Class A*	31,242
217	Blackrock, Inc.	198,394
648	Blackstone, Inc.	85,348
780	Block, Inc.*	45,607
529	Boeing Co.*	96,934
62	Booking Holdings, Inc.	316,155
2,445	Boston Scientific Corp.*	251,517
16,905	BP PLC	78,057
3,385	Bristol-Myers Squibb Co.	169,927
4,138	Broadcom, Inc.	796,441
445	Cadence Design Systems, Inc.*	132,494
587	Capital One Financial Corp.	105,813
1,631	Carrier Global Corp.	102,003
375	Caterpillar, Inc.	115,976
688	CBRE Group, Inc. Class A*	84,060
913	Centene Corp.*	54,643
1,578	CenterPoint Energy, Inc.	61,195
1,302	Charles Schwab Corp.	105,983
113	Charter Communications, Inc. Class A*	44,280
354	Cheniere Energy, Inc.	81,813
1,227	Chevron Corp.	166,946
1,703	Chipotle Mexican Grill, Inc.*	86,036
632	Chubb Ltd.	180,803
308	Cigna Group	104,732
442	Cintas Corp.	93,563
2,957	Cisco Systems, Inc.	170,708
1,490	Citigroup, Inc.	101,886
239	CME Group, Inc.	66,222
4,458	Coca-Cola Co.	323,428
895	Cognizant Technology Solutions Corp. Class A	65,845
648	Colgate-Palmolive Co.	59,739
3,389	Comcast Corp. Class A	115,904
1,618	ConocoPhillips	144,196
508	Consolidated Edison, Inc.	57,277
261	Constellation Energy Corp.	58,318
2,156	Copart, Inc.*	131,581
1,038	Corteva, Inc.	64,346
604	CoStar Group, Inc.*	44,799
350	Costco Wholesale Corp.	348,075
3,525	Coterra Energy, Inc.	86,574
350	Crowdstrike Holdings, Inc. Class A*	150,104
595	Crown Castle, Inc. REIT	62,927
563	CSL Ltd.	90,369
1,954	CSX Corp.	54,849
1,316	CVS Health Corp.	87,790
512	Danaher Corp.	102,057
451	Darden Restaurants, Inc.	90,489
301	Deere & Co.	139,532
1,769	Devon Energy Corp.	53,795
477	Dexcom, Inc.*	34,048
423	Discover Financial Services	77,269
247	Dollar Tree, Inc.*	20,197
482	Dominion Energy, Inc.	26,211
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
1,114	Dow, Inc.	$34,077
553	DR Horton, Inc.	69,866
472	Duke Energy Corp.	57,593
616	DuPont de Nemours, Inc.	40,650
344	Eaton Corp. PLC	101,263
874	eBay, Inc.	59,572
485	Ecolab, Inc.	121,944
650	Edwards Lifesciences Corp.*	49,068
214	Elevance Health, Inc.	90,004
750	Eli Lilly & Co.	674,212
866	Emerson Electric Co.	91,025
501	EOG Resources, Inc.	55,275
92	Equinix, Inc. REIT	79,189
282	Essex Property Trust, Inc. REIT	78,720
336	Estee Lauder Cos., Inc. Class A	20,147
911	Evergy, Inc.	62,950
986	Exelon Corp.	46,243
1,305	Experian PLC	64,925
3,092	Exxon Mobil Corp.	326,608
16	Fair Isaac Corp.*	31,835
250	FedEx Corp.	52,582
901	Fidelity National Information Services, Inc.	71,071
178	First Solar, Inc.*	22,396
712	Fiserv, Inc.*	131,414
4,874	Ford Motor Co.	48,789
1,599	Fortinet, Inc.*	165,912
3,588	Freeport-McMoRan, Inc.	129,276
105	Gartner, Inc.*	44,213
335	GE HealthCare Technologies, Inc.	23,561
424	GE Vernova, Inc.	157,228
222	General Dynamics Corp.	60,411
1,468	General Electric Co.	295,861
793	General Mills, Inc.	44,995
2,143	General Motors Co.	96,949
1,081	Gilead Sciences, Inc.	115,170
310	Global Payments, Inc.	23,656
233	Goldman Sachs Group, Inc.	127,579
7,485	GSK PLC	148,073
17,695	Haleon PLC	89,039
1,207	Halliburton Co.	23,923
289	HCA Healthcare, Inc.	99,728
280	Hershey Co.	46,813
405	Hilton Worldwide Holdings, Inc.	91,319
678	Home Depot, Inc.	244,412
466	Honeywell International, Inc.	98,093
606	Howmet Aerospace, Inc.	83,979
1,813	HP, Inc.	46,358
122	Humana, Inc.	31,993
126	IDEXX Laboratories, Inc.*	54,514
244	Illinois Tool Works, Inc.	58,538
269	Illumina, Inc.*	20,874
3,182	Intel Corp.	63,958
594	Intercontinental Exchange, Inc.	99,774
860	International Business Machines Corp.	207,965
487	International Flavors & Fragrances, Inc.	38,210
1,866	Interpublic Group of Cos., Inc.	46,874
340	Intuit, Inc.	213,340
397	Intuitive Surgical, Inc.*	204,773
2,404	Invitation Homes, Inc. REIT	82,193
231	IQVIA Holdings, Inc.*	35,821
1,522	Johnson & Johnson	237,904
791	Johnson Controls International PLC	66,365
2,981	JP Morgan Chase & Co.	729,212
303	Keysight Technologies, Inc.*	44,056
358	Kimberly-Clark Corp.	47,177
1,636	Kinder Morgan, Inc.	43,027
1,138	KKR & Co., Inc.	130,039
The accompanying notes are an integral part of these financial statements.

60

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
143	KLA Corp.	$100,485
233	L3Harris Technologies, Inc.	51,265
1,203	Lam Research Corp.	86,219
532	Lennar Corp. Class A	57,781
398	Liberty Media Corp.-Liberty Formula One Class C*	35,291
531	Linde PLC	240,665
608	Live Nation Entertainment, Inc.*	80,530
476	Lowe's Cos., Inc.	106,415
114	Lululemon Athletica, Inc.*	30,868
561	LyondellBasell Industries NV Class A	32,656
445	Marathon Petroleum Corp.	61,147
349	Marriott International, Inc. Class A	83,264
319	Marsh & McLennan Cos., Inc.	71,925
171	Martin Marietta Materials, Inc.	89,601
949	Marvell Technology, Inc.	55,393
542	Mastercard, Inc. Class A	297,048
470	McDonald's Corp.	150,235
173	McKesson Corp.	123,313
1,050	Medtronic PLC	88,998
1,701	Merck & Co., Inc.	144,925
2,134	Meta Platforms, Inc. Class A	1,171,566
440	MetLife, Inc.	33,163
575	Microchip Technology, Inc.	26,496
833	Micron Technology, Inc.	64,099
6,100	Microsoft Corp.	2,411,086
328	Moderna, Inc.*	9,361
1,720	Mondelez International, Inc. Class A	117,184
1,078	Monster Beverage Corp.*	64,809
280	Moody's Corp.	126,874
1,789	Morgan Stanley	206,486
340	Motorola Solutions, Inc.	149,733
130	MSCI, Inc.	70,864
2,325	Nestle SA	247,467
523	Netflix, Inc.*	591,890
3,184	News Corp. Class A	86,350
2,929	NextEra Energy, Inc.	195,892
1,003	NIKE, Inc. Class B	56,569
260	Norfolk Southern Corp.	58,253
131	Northrop Grumman Corp.	63,731
2,268	Novartis AG	258,682
323	Nucor Corp.	38,556
21,752	NVIDIA Corp.	2,369,228
726	Occidental Petroleum Corp.	28,612
988	ONEOK, Inc.	81,174
1,591	Oracle Corp.	223,886
129	O'Reilly Automotive, Inc.*	182,561
655	Otis Worldwide Corp.	63,057
650	PACCAR, Inc.	58,636
1,876	Palantir Technologies, Inc. Class A*	222,193
625	Palo Alto Networks, Inc.*	116,831
329	Parker-Hannifin Corp.	199,065
578	Paychex, Inc.	85,035
734	PayPal Holdings, Inc.*	48,327
1,080	PepsiCo, Inc.	146,426
3,811	Pfizer, Inc.	93,026
428	Phillips 66	44,538
708	PNC Financial Services Group, Inc.	113,769
348	PPG Industries, Inc.	37,883
2,406	Procter & Gamble Co.	391,143
501	Progressive Corp.	141,152
786	Prologis, Inc. REIT	80,329
305	Prudential Financial, Inc.	31,327
700	Public Service Enterprise Group, Inc.	55,951
195	Public Storage REIT	58,584
749	QUALCOMM, Inc.	111,197
89	Regeneron Pharmaceuticals, Inc.	53,290
238	ResMed, Inc.	56,308
Shares or Principal Amount		Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
801	Roche Holding AG	$261,916
170	Roper Technologies, Inc.	95,214
421	Ross Stores, Inc.	58,519
531	RTX Corp.	66,975
222	S&P Global, Inc.	111,011
942	Salesforce, Inc.	253,125
934	Sanofi SA	102,172
179	SBA Communications Corp. REIT	43,569
1,161	Schlumberger NV	38,603
986	Schneider Electric SE	230,375
1,472	SEI Investments Co.	115,243
657	Sempra	48,795
239	ServiceNow, Inc.*	228,247
275	SharkNinja, Inc.*	22,137
7,839	Shell PLC	253,722
352	Sherwin-Williams Co.	124,228
821	Simon Property Group, Inc. REIT	129,209
407	Snowflake, Inc. Class A*	64,912
136	Solventum Corp.*	8,992
747	Southern Co.	68,642
271	Spotify Technology SA*	166,389
1,000	Starbucks Corp.	80,050
3,247	Stellantis NV	30,215
445	Stryker Corp.	166,394
180	Synopsys, Inc.*	82,622
953	Sysco Corp.	68,044
472	T. Rowe Price Group, Inc.	41,796
701	Targa Resources Corp.	119,801
386	Target Corp.	37,326
177	Teledyne Technologies, Inc.*	82,487
2,124	Tesla, Inc.*	599,308
955	Texas Instruments, Inc.	152,848
439	Thermo Fisher Scientific, Inc.	188,331
1,437	TJX Cos., Inc.	184,913
739	T-Mobile U.S., Inc.	182,496
547	Trade Desk, Inc. Class A*	29,336
332	Trane Technologies PLC	127,259
76	TransDigm Group, Inc.	107,393
1,054	Trimble, Inc.*	65,496
2,163	U.S. Bancorp	87,255
2,244	Uber Technologies, Inc.*	181,786
411	Union Pacific Corp.	88,636
538	United Parcel Service, Inc. Class B	51,271
860	UnitedHealth Group, Inc.	353,838
362	Valero Energy Corp.	42,025
233	Veeva Systems, Inc. Class A*	54,450
1,418	Ventas, Inc. REIT	99,373
483	VeriSign, Inc.*	136,264
209	Verisk Analytics, Inc.	61,954
2,876	Verizon Communications, Inc.	126,717
253	Vertex Pharmaceuticals, Inc.*	128,903
1,589	Visa, Inc. Class A	548,999
185	Vistra Corp.	23,982
333	Vulcan Materials Co.	87,356
3,871	Walmart, Inc.	376,455
1,562	Walt Disney Co.	142,064
3,656	Warner Bros Discovery, Inc.*	31,698
554	Waste Connections, Inc.	109,487
267	Waste Management, Inc.	62,307
481	WEC Energy Group, Inc.	52,679
2,527	Wells Fargo & Co.	179,442
1,180	Williams Cos., Inc.	69,113
290	Workday, Inc. Class A*	71,050
558	Xcel Energy, Inc.	39,451
The accompanying notes are an integral part of these financial statements.

61

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 53.7% - (continued)
	United States - 35.5% - (continued)
356	Yum! Brands, Inc.		$53,557
426	Zoetis, Inc.		66,626
			44,946,043
	Total Common Stocks (cost $61,570,741)		$67,909,263
EXCHANGE-TRADED FUNDS - 24.3%
	Other Investment Pools & Funds - 24.3%
47,651	iShares iBoxx $ High Yield Corporate Bond ETF		$3,745,369
87,082	iShares iBoxx $ Investment Grade Corporate Bond ETF		9,403,114
31,404	iShares MSCI EAFE Value ETF		1,914,388
19,803	SPDR Bloomberg High Yield Bond ETF		1,875,542
114,044	SPDR Gold MiniShares Trust*		7,442,511
260,984	VanEck J. P. Morgan EM Local Currency Bond ETF		6,386,279
	Total Exchange-Traded Funds (cost $28,225,220)		$30,767,203
PREFERRED STOCKS - 0.1%
	Brazil - 0.1%
87,001	Itausa SA (Preference Shares)(3)		$164,033
	Total Preferred Stocks (cost $141,179)		$164,033
	Total Long-Term Investments (cost $97,526,362)		$106,517,538
SHORT-TERM INVESTMENTS - 11.5%
	U.S. Treasury Securities - 11.5%
	U.S. Treasury Bills - 11.5%
$ 1,283,000	4.13%, 06/05/2025(4)		$1,277,772
6,100,000	4.13%, 07/24/2025(4)		6,040,652
3,760,000	4.17%, 07/03/2025(4)		3,732,397
3,580,000	4.20%, 07/10/2025(4)		3,550,797
			14,601,618
	Total Short-Term Investments (cost $14,602,340)		$14,601,618
	Total Investments (cost $112,128,702)	95.7%	$121,119,156
	Other Assets and Liabilities	4.3%	5,433,945
	Net Assets	100.0%	$126,553,101
Note:
Percentage of investments as shown is the ratio of the total market value to net assets.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by Hartford Funds Management Company, LLC in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.
The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
The Consolidated Schedule of Investments includes investments held by Hartford Schroders Cayman Diversified Growth Fund, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. As of April 30, 2025, the Fund invested 8.4% of its total assets in the Subsidiary.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities
Act of 1933. At April 30, 2025, the aggregate value of these securities was
$285,499, representing 0.2% of net assets.

(2)
Security is exempt from registration under Regulation S under the Securities Act of
1933, which exempts from registration securities offered and sold outside of the
United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2025, the aggregate value of these securities was $720,070, representing 0.6% of net assets.

(3)	Currently no rate available.
(4)	The rate shown represents current yield to maturity.

Futures Contracts Outstanding at April 30, 2025
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
DAX Index Future	6	06/20/2025	$3,841,213	$201,719
Euro-BUND Future	32	06/06/2025	4,777,185	10,350
IFSC NIFTY 50 Index Future	25	05/29/2025	1,219,725	860
MSCI Emerging Markets Index Future	22	06/20/2025	1,247,400	(11,915)
MSCI World Value Index Future	37	06/20/2025	5,254,740	(127,298)
U.S. Treasury 5-Year Note Future	227	06/30/2025	24,787,336	202,055
U.S. Treasury 10-Year Ultra Future	72	06/18/2025	8,260,875	75,389
Total				$351,160
Short position contracts:
E-Mini Energy Select Sector Future	(38)	06/20/2025	$(3,215,560)	$(96,334)
MSCI Emerging Markets Index Future	(23)	06/20/2025	(1,276,500)	(9,632)
The accompanying notes are an integral part of these financial statements.

62

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Futures Contracts Outstanding at April 30, 2025 – (continued)
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Short position contracts – (continued):
S&P 500 (E-Mini) Future	(15)	06/20/2025	$(4,190,250)	$(202,141)
Total				$(308,107)
Total futures contracts				$43,053

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2025
Reference Entity	Notional Amount(1)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.S44.V1	USD	4,227,927	(5.00%)	06/20/2030	Quarterly	$—	$(239,194)	$(170,494)	$68,700
CDX.NA.IG.S44.V1	USD	5,950,000	(1.00%)	06/20/2030	Quarterly	—	(118,230)	(92,553)	25,677
Total centrally cleared credit default swap contracts						$—	$(357,424)	$(263,047)	$94,377

(1)
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Foreign Currency Contracts Outstanding at April 30, 2025
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation/ (Depreciation)
3,907,000	AUD	2,477,093	USD	UBS	05/22/2025	$26,112
2,905,000	AUD	1,855,656	USD	GSC	05/22/2025	5,570
11,790,000	EUR	13,437,123	USD	BCLY	05/22/2025	(62,545)
1,833,000	GBP	2,451,450	USD	BCLY	05/22/2025	(8,443)
867,605,000	JPY	6,093,331	USD	UBS	05/22/2025	(9,840)
115,000	NZD	68,093	USD	UBS	05/22/2025	262
388,000	SGD	295,657	USD	HSBC	05/05/2025	1,504
22,805,000	ZAR	1,221,001	USD	BCLY	05/22/2025	2,818
726,580	USD	1,146,000	AUD	UBS	05/22/2025	(7,659)
1,857,824	USD	2,574,000	CAD	MSC	05/22/2025	(11,452)
4,191,378	USD	5,806,000	CAD	BCLY	05/22/2025	(25,023)
1,811,197	USD	1,477,000	CHF	UBS	05/22/2025	16,772
3,839,853	USD	27,962,000	CNY	HSBC	05/22/2025	(16,880)
130,067	USD	852,000	DKK	GSC	05/22/2025	566
6,046,136	USD	5,305,000	EUR	BCLY	05/22/2025	28,143
1,816,125	USD	1,596,000	EUR	GSC	05/22/2025	5,622
246,059	USD	185,000	GBP	HSBC	05/22/2025	(507)
2,421,337	USD	1,830,000	GBP	BCLY	05/22/2025	(17,671)
2,036,891	USD	15,796,000	HKD	GSC	05/22/2025	(465)
1,810,748	USD	257,435,000	JPY	MSC	05/22/2025	5,660
3,408,474	USD	485,319,000	JPY	UBS	05/22/2025	5,504
55,916	USD	544,000	SEK	BCLY	05/22/2025	(444)
204,290	USD	1,980,000	SEK	MSC	05/22/2025	(845)
290,821	USD	388,000	SGD	BCLY	05/05/2025	(6,340)
295,948	USD	388,000	SGD	HSBC	05/22/2025	(1,504)
Total foreign currency contracts						$(71,085)

Foreign Cross Currency Contracts Outstanding at April 30, 2025
Contract Amount		Counterparty	Delivery Date	Contract Amount		Unrealized Appreciation/ Depreciation
JPY	3,195,378	HSBC	05/22/2025	SGD	3,215,747	$(20,369)
The accompanying notes are an integral part of these financial statements.

63

Hartford Schroders Diversified Growth Fund (Consolidated)
Schedule of Investments – (continued)
April 30, 2025 (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of April 30, 2025 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
U.S. Government Agencies	$7,677,039	$—	$7,677,039	$—
Common Stocks	67,909,263	48,199,429	19,709,834	—
Exchange-Traded Funds	30,767,203	30,767,203	—	—
Preferred Stocks	164,033	164,033	—	—
Short-Term Investments	14,601,618	—	14,601,618	—
Foreign Currency Contracts(2)	98,533	—	98,533	—
Futures Contracts(2)	490,373	490,373	—	—
Swaps - Credit Default(2)	94,377	—	94,377	—
Total	$121,802,439	$79,621,038	$42,181,401	$—
Liabilities
Foreign Currency Contracts(2)	$(189,987)	$—	$(189,987)	$—
Futures Contracts(2)	(447,320)	(447,320)	—	—
Total	$(637,307)	$(447,320)	$(189,987)	$—

(1)	For the six-month period ended April 30, 2025, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
The accompanying notes are an integral part of these financial statements.

64

Hartford Multi-Strategy Funds
GLOSSARY: (abbreviations used in preceding Schedules of Investments) (Unaudited)

Counterparty Abbreviations:
BCLY	Barclays
BNP	BNP Paribas Securities Services
BOA	Bank of America Securities LLC
CBK	Citibank NA
CIBC	Canadian Imperial Bank of Commerce
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
HSBC	Hongkong and Shanghai Banking Corporation
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley
NOM	Nomura International
NWM	NatWest Markets Plc
RBC	RBC Dominion Securities, Inc.
SCB	Standard Chartered Bank
SGG	Societe Generale Group
SSG	State Street Global Markets LLC
UBS	UBS AG
WFB	Wells Fargo Bank NA
Currency Abbreviations:
AUD	Australia Dollar
BRL	Brazil Real
CAD	Canadian Dollar
CHF	Switzerland Franc
CLP	Chile Peso
CNH	China Yuan Renminbi
CNY	China Yuan Renminbi
COP	Colombia Peso
CZK	Czech Republic Koruna
DKK	Denmark Krone
DOP	Dominican Republic Peso
EGP	Egypt Pound
EUR	Euro Member Countries
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
IDR	Indonesia Rupiah
INR	Indian Rupee
JPY	Japan Yen
MXN	Mexican Peso
MYR	Malaysia Ringgit
NOK	Norway Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PHP	Philippines Peso
PLN	Poland Zloty
RON	Romania New Leu
SEK	Sweden Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Currency
USD	United States Dollar
UYU	Uruguay Peso
ZAR	South Africa Rand
Index Abbreviations:
CAC	Cotation Assistee en Continu
CDX.EM	Credit Derivatives Emerging Markets
CDX.EM.HY	Credit Derivatives Emerging Markets High Yield
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMT	Constant Maturity Treasury Index
DAX	Deutscher Aktien Index
EAFE	Europe, Australasia and Far East
FTSE	Financial Times and Stock Exchange
IBEX	Spanish Stock Index
iBoxx	Markit iBoxx Indices - Euro, Sterling, Asian, US Dollar and European High-Yield Bond Markets
ICE	Intercontinental Exchange, Inc.
IFSC	International Financial Services Centre
ITRAXX-XOVER	iTraxx Europe Crossover
MIB	Milano Italia Borsa
NIFTY	National Stock Exchange Fifty
OMXS30	OMX Stockholm 30 Index
S&P	Standard & Poor's
SGX	Singapore Exchange
SPI	Share Price Index
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
Rev	Revenue
Other Abbreviations:
ADR	American Depositary Receipt
ASA	Allmennaksjeselskap
Bhd	Berhad
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipt
GmbH	Gesellschaft mit beschränkter Haftung
JSC	Joint Stock Company
LME	London Metal Exchange
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
Nyrt	New York REIT Inc
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
RBOB	Reformulated Blendstock for Oxygenate Blending
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor's Depositary Receipt
TBA	To Be Announced
Tbk	Terbuka
ULSD	Ultra-Low Sulfur Diesel

65

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities
April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Assets:
Investments in securities, at market value(1)	$11,343,840,097	$—	$—	$—
Repurchase agreements	67,535,427	—	—	—
Investments in affiliated investment companies, at market value	—	1,307,903,824	142,210,291	517,823,698
Cash	263,780,387	2,448,448	288,279	1,003,365
Foreign currency	1,074,406	—	—	—
Unrealized appreciation on foreign currency contracts	509,908	—	—	—
Receivables:
Investment securities sold	78,864,543	515,472	—	185,634
Fund shares sold	7,970,199	241,748	2,775	41,567
Dividends and interest	81,608,411	1,775,152	190,355	173,685
Securities lending income	1,282	—	—	—
Variation margin on centrally cleared swap contracts	85,340	—	—	—
Tax reclaims	4,377,514	—	37,206	—
Other assets	170,729	64,737	70,060	66,111
Total assets	11,849,818,243	1,312,949,381	142,798,966	519,294,060
Liabilities:
Unrealized depreciation on foreign currency contracts	2,486,728	—	—	—
Obligation to return securities lending collateral	52,693,196	—	—	—
Payables:
Investment securities purchased	100,838,896	—	120	—
Fund shares redeemed	9,362,723	711,455	2,560	219,314
Investment management fees	5,117,716	—	—	41,293
Transfer agent fees	2,061,820	314,301	41,277	170,426
Accounting services fees	482,766	58,910	8,523	26,562
Chief Compliance Officer fees	12,611	1,419	146	546
Board of Directors' fees	44,083	4,871	403	1,798
Variation margin on futures contracts	323,812	—	—	—
Distribution fees	177,788	27,797	3,083	11,141
Accrued expenses	363,694	53,951	22,989	31,897
Total liabilities	173,965,833	1,172,704	79,101	502,977
Net assets	$11,675,852,410	$1,311,776,677	$142,719,865	$518,791,083
Summary of Net Assets:
Capital stock and paid-in-capital	$10,900,932,945	$1,163,049,476	$163,155,428	$394,193,972
Distributable earnings (loss)	774,919,465	148,727,201	(20,435,563)	124,597,111
Net assets	$11,675,852,410	$1,311,776,677	$142,719,865	$518,791,083
Shares authorized	1,990,000,000	850,000,000	450,000,000	400,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0010
Class A:Net asset value per share	$14.29	$9.76	$11.22	$14.60
Maximum offering price per share	15.12	10.33	11.87	15.45
Shares outstanding	309,433,946	119,634,944	10,929,709	33,004,195
Net Assets	$4,420,559,689	$1,167,155,137	$122,621,039	$481,708,724
Class C:Net asset value per share	$14.02	$9.68	$11.14	$14.58
Shares outstanding	70,487,568	4,277,019	533,055	866,219
Net Assets	$987,904,169	$41,407,403	$5,937,251	$12,629,419
Class I:Net asset value per share	$14.29	$9.78	$11.23	$14.48
Shares outstanding	237,310,559	8,804,938	851,829	826,521
Net Assets	$3,391,351,589	$86,098,304	$9,564,052	$11,967,242
Class R3:Net asset value per share	$14.37	$9.70	$11.20	$14.16
Shares outstanding	7,964,525	1,041,714	146,851	372,477
Net Assets	$114,411,030	$10,102,267	$1,645,015	$5,272,499
Class R4:Net asset value per share	$14.37	$9.71	$11.18	$14.52
Shares outstanding	3,611,759	376,975	66,593	122,619
Net Assets	$51,916,868	$3,659,475	$744,475	$1,780,500
Class R5:Net asset value per share	$14.39	$9.55	$11.21	$14.62
Shares outstanding	2,544,382	166,699	139,316	299,834
Net Assets	$36,624,441	$1,592,096	$1,561,660	$4,382,971
The accompanying notes are an integral part of these financial statements.

66

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Class R6:Net asset value per share	$14.50	$—	$—	$—
Shares outstanding	17,269,963	—	—	—
Net Assets	$250,492,116	$—	$—	$—
Class Y:Net asset value per share	$14.51	$—	$11.23	$—
Shares outstanding	3,454,723	—	39,505	—
Net Assets	$50,129,660	$—	$443,479	$—
Class F:Net asset value per share	$14.30	$9.78	$11.24	$14.49
Shares outstanding	165,915,811	180,222	18,059	72,421
Net Assets	$2,372,462,848	$1,761,995	$202,894	$1,049,728
Cost of investments	$10,876,790,993	$—	$—	$—
Cost of investments in affiliated investments	$—	$1,181,224,969	$137,728,320	$439,654,528
Cost of foreign currency	$1,075,986	$—	$—	$—
(1) Includes Investment in securities on loan, at market value	$50,403,428	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

67

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Assets:
Investments in securities, at market value	$—	$554,337,814	$57,227,941	$121,119,156
Repurchase agreements	—	4,440,095	—	—
Investments in affiliated investment companies, at market value	302,284,457	—	—	—
Cash	589,895	19,013,025	1,774,503	5,884,940
Cash collateral due from broker on futures contracts	—	—	480,000	1,984,713
Cash collateral due from broker on swap contracts	—	410,000	—	331,437
Foreign currency	—	1,604,054	92,324	75,470
Unrealized appreciation on OTC swap contracts	—	136,733	—	—
Unrealized appreciation on foreign currency contracts	—	294,829	3,555	98,533
Receivables:
From affiliates	—	—	15,838	949
Investment securities sold	429,402	42,662,422	103,223	5,345
Fund shares sold	9,732	67,023	4,929	—
Dividends and interest	266,623	3,926,524	135,210	124,021
Variation margin on futures contracts	—	34,612	—	85,528
Variation margin on centrally cleared swap contracts	—	—	—	26,721
Tax reclaims	—	477,245	57,251	9,944
Other assets	65,660	76,349	89,891	13,728
Total assets	303,645,769	627,480,725	59,984,665	129,760,485
Liabilities:
Unrealized depreciation on foreign currency contracts	—	853,039	—	189,987
Unrealized depreciation on OTC swap contracts	—	4,903	—	—
TBA sale commitments, at market value	—	21,580,196	—	—
Unfunded loan commitments	—	11,676	—	—
Payables:
Investment securities purchased	—	54,890,062	—	2,924,466
Fund shares redeemed	437,037	188,994	6,039	—
Investment management fees	24,324	260,647	38,583	55,779
Transfer agent fees	91,797	184,086	18,714	89
Accounting services fees	16,324	30,555	4,475	3,824
Chief Compliance Officer fees	321	597	81	70
Board of Directors' fees	1,073	2,076	324	153
Variation margin on futures contracts	—	—	75,915	—
Variation margin on centrally cleared swap contracts	—	50,633	—	—
Foreign taxes	—	13,627	—	272
Distribution fees	6,446	10,269	499	—
Distributions payable	—	221	—	—
Written options	—	575,162	—	—
Accrued expenses	24,200	58,026	32,242	32,744
Total liabilities	601,522	78,714,769	176,872	3,207,384
Net assets	$303,044,247	$548,765,956	$59,807,793	$126,553,101
Summary of Net Assets:
Capital stock and paid-in-capital	$253,387,066	$573,544,535	$158,797,445	$119,714,097
Distributable earnings (loss)	49,657,181	(24,778,579)	(98,989,652)	6,839,004
Net assets	$303,044,247	$548,765,956	$59,807,793	$126,553,101
Shares authorized	400,000,000	845,000,000	710,000,000	350,000,000
Par value	$0.0010	$0.0010	$0.0010	$0.0001
Class A:Net asset value per share	$12.86	$18.79	$8.85	$—
Maximum offering price per share	13.61	19.88	9.37	—
Shares outstanding	20,635,670	23,228,179	2,517,154	—
Net Assets	$265,396,563	$436,430,785	$22,281,873	$—
Class C:Net asset value per share	$12.83	$18.95	$8.60	$—
Shares outstanding	525,864	821,945	49,151	—
Net Assets	$6,745,178	$15,577,664	$422,535	$—
The accompanying notes are an integral part of these financial statements.

68

Hartford Multi-Strategy Funds
 Statements of Assets and Liabilities – (continued)
April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Class I:Net asset value per share	$12.92	$18.72	$8.86	$11.23
Shares outstanding	631,490	2,191,310	1,361,964	11,212
Net Assets	$8,157,150	$41,031,028	$12,071,853	$125,921
Class R3:Net asset value per share	$12.64	$19.18	$8.91	$—
Shares outstanding	766,742	31,593	14,943	—
Net Assets	$9,694,113	$605,997	$133,119	$—
Class R4:Net asset value per share	$12.89	$19.21	$8.90	$—
Shares outstanding	219,907	30,224	2,852	—
Net Assets	$2,834,900	$580,482	$25,388	$—
Class R5:Net asset value per share	$12.93	$19.17	$8.78	$—
Shares outstanding	732,465	4,730	8,735	—
Net Assets	$9,470,796	$90,686	$76,722	$—
Class R6:Net asset value per share	$—	$19.16	$8.85	$—
Shares outstanding	—	9,209	17,307	—
Net Assets	$—	$176,472	$153,249	$—
Class Y:Net asset value per share	$—	$19.19	$8.86	$—
Shares outstanding	—	123,620	1,777,395	—
Net Assets	$—	$2,371,655	$15,741,396	$—
Class F:Net asset value per share	$12.92	$18.70	$8.86	$—
Shares outstanding	57,713	2,775,419	1,004,275	—
Net Assets	$745,547	$51,901,187	$8,901,658	$—
Class SDR:Net asset value per share	$—	$—	$—	$11.22
Shares outstanding	—	—	—	11,264,345
Net Assets	$—	$—	$—	$126,427,180
Cost of investments	$—	$559,023,217	$55,417,281	$112,128,702
Cost of investments in affiliated investments	$271,824,643	$—	$—	$—
Cost of foreign currency	$—	$1,608,708	$103,394	$75,357
Proceeds of TBA sale commitments	$—	$21,430,298	$—	$—
Written option contracts premiums received	$—	$462,079	$—	$—
The accompanying notes are an integral part of these financial statements.

69

Hartford Multi-Strategy Funds
 Statements of Operations
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Investment Income:
Dividends	$81,446,235	$—	$15,645	$—
Dividends from affiliated investment companies	—	20,405,067	2,909,164	6,523,002
Interest	187,227,192	69,812	8,830	21,972
Securities lending — net	98,408	—	—	—
Less: Foreign tax withheld	(1,122,235)	—	(656)	—
Total investment income, net	267,649,600	20,474,879	2,932,983	6,544,974
Expenses:
Investment management fees	31,937,277	—	—	266,565
Transfer agent fees
Class A	1,701,387	559,344	79,839	335,031
Class C	527,962	30,708	6,208	15,783
Class I	1,729,906	58,139	4,638	7,107
Class R3	124,176	11,046	1,914	5,885
Class R4	44,715	2,932	633	1,599
Class R5	20,225	920	837	2,319
Class R6	4,976	—	—	—
Class Y	25,687	—	306	—
Class F	16,046	39	5	20
Distribution fees
Class A	5,535,631	1,527,179	156,652	620,552
Class C	5,517,550	230,109	36,010	68,833
Class R3	296,399	25,929	4,413	13,914
Class R4	68,817	4,603	990	2,416
Custodian fees	81,198	995	278	573
Registration and filing fees	134,017	53,834	58,692	52,466
Accounting services fees	911,770	112,181	14,508	49,431
Board of Directors' fees	149,409	17,189	1,695	6,635
Chief Compliance Officer fees	12,196	1,405	140	544
Audit and tax fees	36,503	11,928	12,169	11,926
Other expenses	492,686	66,323	12,897	33,609
Total expenses (before waivers, reimbursements and fees paid indirectly)	49,368,533	2,714,803	392,824	1,495,208
Transfer agent fee waivers	(187,159)	—	—	—
Distribution fee reimbursements	(7,221)	(7,803)	(2,983)	(13,098)
Commission recapture	(19,009)	—	—	—
Total waivers, reimbursements and fees paid indirectly	(213,389)	(7,803)	(2,983)	(13,098)
Total expenses	49,155,144	2,707,000	389,841	1,482,110
Net Investment Income (Loss)	218,494,456	17,767,879	2,543,142	5,062,864
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	—	82,319,436	1,711,906	13,949,969
Investments	263,152,141	—	—	—
Less: Foreign taxes paid on realized capital gains	(66)	—	—	—
Investments in affiliated investment companies	—	(11,556,536)	(1,695,699)	32,888,204
Futures contracts	(14,758,970)	—	—	—
Swap contracts	(190,753)	—	—	—
Foreign currency contracts	756,161	—	—	—
Other foreign currency transactions	(194,927)	—	(1,262)	—
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	248,763,586	70,762,900	14,945	46,838,173
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	(415,061,113)	—	—	—
Investments in affiliated investment companies	—	(112,969,715)	168,392	(45,992,453)
Futures contracts	5,315,970	—	—	—
Swap contracts	183,604	—	—	—
Foreign currency contracts	(3,293,233)	—	—	—
Translation of other assets and liabilities in foreign currencies	254,331	—	1,300	—
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(412,600,441)	(112,969,715)	169,692	(45,992,453)
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(163,836,855)	(42,206,815)	184,637	845,720
The accompanying notes are an integral part of these financial statements.

70

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	The Hartford Balanced Income Fund	The Hartford Checks and Balances Fund	The Hartford Conservative Allocation Fund	The Hartford Growth Allocation Fund
Net Increase (Decrease) in Net Assets Resulting from Operations	$54,657,601	$(24,438,936)	$2,727,779	$5,908,584
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$3,988	$—	$—	$—
The accompanying notes are an integral part of these financial statements.

71

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Investment Income:
Dividends	$—	$8,259,889	$845,122	$988,886
Dividends from affiliated investment companies	4,959,827	—	—	—
Interest	13,784	12,381,455	743,062	627,260
Securities lending — net	—	13,716	354	32,629
Less: Foreign tax withheld	—	(361,660)	(60,025)	(26,695)
Total investment income, net	4,973,611	20,293,400	1,528,513	1,622,080
Expenses:
Investment management fees	155,917	1,649,391	322,697	313,151
Transfer agent fees
Class A	167,636	348,873	16,525	—
Class C	7,480	12,974	647	—
Class I	4,725	25,149	6,177	81
Class R3	10,549	660	170	—
Class R4	2,403	477	20	—
Class R5	4,649	53	31	—
Class R6	—	4	3	—
Class Y	—	1,408	13,322	—
Class F	18	560	189	—
Class SDR	—	—	—	116
Distribution fees
Class A	342,216	558,383	27,717	—
Class C	34,859	84,444	2,603	—
Class R3	24,610	1,503	406	—
Class R4	3,714	717	31	—
Custodian fees	466	21,917	10,814	13,460
Registration and filing fees	52,043	64,617	60,234	16,191
Accounting services fees	31,183	55,732	8,363	8,130
Board of Directors' fees	3,864	7,023	918	1,081
Chief Compliance Officer fees	317	574	74	96
Audit and tax fees	11,926	30,615	23,301	21,449
Other expenses	22,448	54,857	13,877	6,354
Total expenses (before waivers, reimbursements and fees paid indirectly)	881,023	2,919,931	508,119	380,109
Expense waivers	—	—	(100,753)	(11,633)
Management fee waivers	—	—	(47,581)	(20,301)
Distribution fee reimbursements	(7,323)	(13,103)	(95)	—
Commission recapture	—	—	(198)	—
Total waivers, reimbursements and fees paid indirectly	(7,323)	(13,103)	(148,627)	(31,934)
Total expenses	873,700	2,906,828	359,492	348,175
Net Investment Income (Loss)	4,099,911	17,386,572	1,169,021	1,273,905
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions on:
Capital gain distributions received from affiliated investment companies	5,923,888	—	—	—
Investments	—	(6,790,524)	490,125	(706,029)
Less: Foreign taxes paid on realized capital gains	—	(302)	(48)	—
Investments in affiliated investment companies	16,525,439	—	—	—
Futures contracts	—	(6,026,842)	127,886	(2,336,834)
Swap contracts	—	134,506	—	(306,709)
Foreign currency contracts	—	(188,350)	(26,192)	(81,721)
Other foreign currency transactions	—	36,686	(4,825)	(1,018)
Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	22,449,327	(12,834,826)	586,946	(3,432,311)
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions of:
Investments*	—	(1,270,442)	207,456	776,588
Investments in affiliated investment companies	(21,604,129)	—	—	—
Futures contracts	—	3,399,725	(20,201)	490,108
Written options contracts	—	(113,083)	—	—
Swap contracts	—	170,106	—	97,447
Foreign currency contracts	—	(1,072,208)	3,555	(43,967)
The accompanying notes are an integral part of these financial statements.

72

Hartford Multi-Strategy Funds
 Statements of Operations – (continued)
For the Six-Month Period Ended April 30, 2025 (Unaudited)

	Hartford Moderate Allocation Fund	Hartford Multi-Asset Income Fund	Hartford Real Asset Fund (Consolidated)	Hartford Schroders Diversified Growth Fund (Consolidated)
Translation of other assets and liabilities in foreign currencies	$—	$62,539	$6,009	$1,708
Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	(21,604,129)	1,176,637	196,819	1,321,884
Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	845,198	(11,658,189)	783,765	(2,110,427)
Net Increase (Decrease) in Net Assets Resulting from Operations	$4,945,109	$5,728,383	$1,952,786	$(836,522)
* Includes change in unrealized appreciation (depreciation) on deferred capital gains tax	$—	$(13,595)	$—	$(272)
The accompanying notes are an integral part of these financial statements.

73

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets

	The Hartford Balanced Income Fund		The Hartford Checks and Balances Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$218,494,456	$449,433,698	$17,767,879	$26,902,978
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	248,763,586	425,403,562	70,762,900	18,940,721
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(412,600,441)	1,333,652,994	(112,969,715)	252,353,843
Net Increase (Decrease) in Net Assets Resulting from Operations	54,657,601	2,208,490,254	(24,438,936)	298,197,542
Distributions to Shareholders:
Class A	(231,158,765)	(151,328,469)	(45,212,032)	(57,129,328)
Class C	(56,036,265)	(39,599,363)	(1,547,328)	(2,242,117)
Class I	(189,589,360)	(142,246,705)	(3,648,290)	(4,265,047)
Class R3	(5,990,347)	(3,995,599)	(361,046)	(420,350)
Class R4	(2,974,664)	(2,102,741)	(134,377)	(158,815)
Class R5	(2,007,270)	(1,437,248)	(62,713)	(70,663)
Class R6	(13,269,610)	(10,506,552)	—	—
Class Y	(2,470,888)	(1,846,443)	—	—
Class F	(131,888,800)	(96,361,120)	(74,673)	(280,517)
Total distributions	(635,385,969)	(449,424,240)	(51,040,459)	(64,566,837)
Capital Share Transactions:
Sold	949,014,542	1,824,139,010	54,469,511	94,975,029
Issued on reinvestment of distributions	603,951,542	426,168,287	50,763,444	64,190,804
Redeemed	(1,702,482,611)	(3,669,235,095)	(121,934,060)	(247,548,076)
Net increase (decrease) from capital share transactions	(149,516,527)	(1,418,927,798)	(16,701,105)	(88,382,243)
Net Increase (Decrease) in Net Assets	(730,244,895)	340,138,216	(92,180,500)	145,248,462
Net Assets:
Beginning of period	12,406,097,305	12,065,959,089	1,403,957,177	1,258,708,715
End of period	$11,675,852,410	$12,406,097,305	$1,311,776,677	$1,403,957,177
The accompanying notes are an integral part of these financial statements.

74

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	The Hartford Conservative Allocation Fund		The Hartford Growth Allocation Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$2,543,142	$2,702,476	$5,062,864	$7,730,538
Net realized gain (loss) on investments and foreign currency transactions	14,945	1,832,221	46,838,173	11,893,196
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	169,692	10,701,881	(45,992,453)	107,527,602
Net Increase (Decrease) in Net Assets Resulting from Operations	2,727,779	15,236,578	5,908,584	127,151,336
Distributions to Shareholders:
Class A	(3,349,764)	(2,116,771)	(15,584,599)	(7,399,554)
Class C	(140,404)	(88,078)	(312,908)	(109,166)
Class I	(271,133)	(57,747)	(410,211)	(184,325)
Class R3	(41,870)	(30,305)	(159,176)	(83,396)
Class R4	(20,940)	(13,898)	(69,523)	(30,745)
Class R5	(41,047)	(39,128)	(150,609)	(68,801)
Class Y	(14,743)	—	—	—
Class F	(10,107)	(4,426)	(35,962)	(14,073)
Total distributions	(3,890,008)	(2,350,353)	(16,722,988)	(7,890,060)
Capital Share Transactions:
Sold	6,694,386	7,577,012	11,705,553	22,890,410
Issued in reorganization	—	59,006,128	—	—
Issued on reinvestment of distributions	3,811,128	2,319,643	16,495,928	7,784,162
Redeemed	(19,610,746)	(19,214,088)	(39,940,681)	(78,680,770)
Net increase (decrease) from capital share transactions	(9,105,232)	49,688,695	(11,739,200)	(48,006,198)
Net Increase (Decrease) in Net Assets	(10,267,461)	62,574,920	(22,553,604)	71,255,078
Net Assets:
Beginning of period	152,987,326	90,412,406	541,344,687	470,089,609
End of period	$142,719,865	$152,987,326	$518,791,083	$541,344,687
The accompanying notes are an integral part of these financial statements.

75

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Moderate Allocation Fund		Hartford Multi-Asset Income Fund
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$4,099,911	$6,720,282	$17,386,572	$27,250,053
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	22,449,327	5,075,111	(12,834,826)	28,978,140
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	(21,604,129)	52,953,029	1,176,637	32,829,632
Net Increase (Decrease) in Net Assets Resulting from Operations	4,945,109	64,748,422	5,728,383	89,057,825
Distributions to Shareholders:
Class A	(6,536,014)	(5,654,928)	(14,856,366)	(19,772,909)
Class C	(103,898)	(107,307)	(477,456)	(710,231)
Class I	(217,808)	(178,749)	(1,461,941)	(2,198,411)
Class R3	(199,101)	(174,900)	(18,581)	(26,118)
Class R4	(69,855)	(54,560)	(18,671)	(22,860)
Class R5	(245,249)	(177,704)	(3,042)	(4,138)
Class R6	—	—	(6,218)	(9,354)
Class Y	—	—	(86,723)	(137,188)
Class F	(28,091)	(14,224)	(1,914,228)	(2,692,301)
Total distributions	(7,400,016)	(6,362,372)	(18,843,226)	(25,573,510)
Capital Share Transactions:
Sold	9,631,417	18,961,200	13,955,643	29,903,412
Issued on reinvestment of distributions	7,329,985	6,293,478	18,590,830	25,236,777
Redeemed	(28,997,662)	(52,640,090)	(57,276,158)	(118,127,228)
Net increase (decrease) from capital share transactions	(12,036,260)	(27,385,412)	(24,729,685)	(62,987,039)
Net Increase (Decrease) in Net Assets	(14,491,167)	31,000,638	(37,844,528)	497,276
Net Assets:
Beginning of period	317,535,414	286,534,776	586,610,484	586,113,208
End of period	$303,044,247	$317,535,414	$548,765,956	$586,610,484
The accompanying notes are an integral part of these financial statements.

76

Hartford Multi-Strategy Funds
 Statements of Changes in Net Assets – (continued)

	Hartford Real Asset Fund (Consolidated)		Hartford Schroders Diversified Growth Fund (Consolidated)
	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024	For the Six-Month Period Ended April 30, 2025 (Unaudited)	For the Year Ended October 31, 2024
Operations:
Net investment income (loss)	$1,169,021	$3,323,181	$1,273,905	$1,661,372
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	586,946	10,055,816	(3,432,311)	1,590,754
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	196,819	(3,861,999)	1,321,884	8,619,707
Net Increase (Decrease) in Net Assets Resulting from Operations	1,952,786	9,516,998	(836,522)	11,871,833
Distributions to Shareholders:
Class A	(770,554)	(1,007,990)	—	—
Class C	(17,634)	(55,270)	—	—
Class I	(463,675)	(1,070,766)	(4,811)	(880)
Class R3	(4,879)	(5,469)	—	—
Class R4	(840)	(931)	—	—
Class R5	(1,937)	(13,587)	—	—
Class R6	(5,826)	(805)	—	—
Class Y	(1,125,342)	(1,876,040)	—	—
Class F	(369,921)	(744,150)	—	—
Class SDR	—	—	(3,066,794)	(533,627)
Total distributions	(2,760,608)	(4,775,008)	(3,071,605)	(534,507)
Capital Share Transactions:
Sold	4,573,607	23,639,309	50,000,000	16,008,086
Issued on reinvestment of distributions	2,722,500	4,728,762	3,071,605	534,507
Redeemed	(26,090,206)	(73,818,795)	—	—
Net increase (decrease) from capital share transactions	(18,794,099)	(45,450,724)	53,071,605	16,542,593
Net Increase (Decrease) in Net Assets	(19,601,921)	(40,708,734)	49,163,478	27,879,919
Net Assets:
Beginning of period	79,409,714	120,118,448	77,389,623	49,509,704
End of period	$59,807,793	$79,409,714	$126,553,101	$77,389,623
The accompanying notes are an integral part of these financial statements.

77

Hartford Multi-Strategy Funds
Financial Highlights

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$14.99	$0.26	$(0.20)	$0.06	$(0.26)	$(0.50)	$—	$(0.76)	$14.29	0.47%(5)	$4,420,560	0.89%(6)	0.89%(6)	3.58%(6)	40%
C	14.72	0.20	(0.19)	0.01	(0.21)	(0.50)	—	(0.71)	14.02	0.07 (5)	987,904	1.66 (6)	1.66 (6)	2.81 (6)	40
I	15.00	0.28	(0.21)	0.07	(0.28)	(0.50)	—	(0.78)	14.29	0.52 (5)	3,391,352	0.66 (6)	0.65 (6)	3.82 (6)	40
R3	15.07	0.23	(0.20)	0.03	(0.23)	(0.50)	—	(0.73)	14.37	0.26 (5)	114,411	1.27 (6)	1.27 (6)	3.19 (6)	40
R4	15.08	0.25	(0.20)	0.05	(0.26)	(0.50)	—	(0.76)	14.37	0.35 (5)	51,917	0.98 (6)	0.98 (6)	3.50 (6)	40
R5	15.10	0.28	(0.21)	0.07	(0.28)	(0.50)	—	(0.78)	14.39	0.51 (5)	36,624	0.67 (6)	0.67 (6)	3.80 (6)	40
R6	15.21	0.29	(0.21)	0.08	(0.29)	(0.50)	—	(0.79)	14.50	0.56 (5)	250,492	0.57 (6)	0.57 (6)	3.90 (6)	40
Y	15.22	0.28	(0.21)	0.07	(0.28)	(0.50)	—	(0.78)	14.51	0.51 (5)	50,130	0.67 (6)	0.67 (6)	3.81 (6)	40
F	15.01	0.28	(0.20)	0.08	(0.29)	(0.50)	—	(0.79)	14.30	0.57 (5)	2,372,463	0.56 (6)	0.56 (6)	3.90 (6)	40
For the Year Ended October 31, 2024
A	$13.02	$0.51	$1.97	$2.48	$(0.51)	$—	$—	$(0.51)	$14.99	19.24%	$4,473,996	0.88%	0.88%	3.52%	61%
C	12.79	0.39	1.94	2.33	(0.40)	—	—	(0.40)	14.72	18.34	1,220,237	1.64	1.64	2.79	61
I	13.02	0.54	1.99	2.53	(0.55)	—	—	(0.55)	15.00	19.60	3,672,808	0.64	0.64	3.77	61
R3	13.08	0.46	1.99	2.45	(0.46)	—	—	(0.46)	15.07	18.85	124,184	1.28	1.27	3.14	61
R4	13.09	0.50	1.99	2.49	(0.50)	—	—	(0.50)	15.08	19.19	59,591	0.96	0.96	3.45	61
R5	13.11	0.54	1.99	2.53	(0.54)	—	—	(0.54)	15.10	19.51	38,932	0.66	0.66	3.75	61
R6	13.20	0.56	2.01	2.57	(0.56)	—	—	(0.56)	15.21	19.65	251,895	0.56	0.56	3.85	61
Y	13.21	0.55	2.00	2.55	(0.54)	—	—	(0.54)	15.22	19.51	48,983	0.67	0.67	3.74	61
F	13.03	0.56	1.98	2.54	(0.56)	—	—	(0.56)	15.01	19.68	2,515,471	0.56	0.56	3.85	61
For the Year Ended October 31, 2023
A	$13.75	$0.45	$(0.29)	$0.16	$(0.47)	$(0.42)	$—	$(0.89)	$13.02	0.94%	$3,957,111	0.87%	0.87%	3.26%	57%
C	13.51	0.34	(0.28)	0.06	(0.36)	(0.42)	—	(0.78)	12.79	0.23	1,524,593	1.63	1.63	2.50	57
I	13.75	0.49	(0.30)	0.19	(0.50)	(0.42)	—	(0.92)	13.02	1.18	3,695,164	0.63	0.63	3.50	57
R3	13.81	0.40	(0.30)	0.10	(0.41)	(0.42)	—	(0.83)	13.08	0.55	120,885	1.25	1.24	2.89	57
R4	13.82	0.44	(0.30)	0.14	(0.45)	(0.42)	—	(0.87)	13.09	0.85	58,655	0.95	0.95	3.18	57
R5	13.84	0.48	(0.29)	0.19	(0.50)	(0.42)	—	(0.92)	13.11	1.16	37,567	0.65	0.65	3.48	57
R6	13.93	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.20	1.25	254,986	0.55	0.55	3.58	57
Y	13.93	0.49	(0.30)	0.19	(0.49)	(0.42)	—	(0.91)	13.21	1.21	48,595	0.66	0.66	3.45	57
F	13.76	0.50	(0.30)	0.20	(0.51)	(0.42)	—	(0.93)	13.03	1.27	2,368,403	0.55	0.55	3.58	57
For the Year Ended October 31, 2022
A	$16.72	$0.37	$(2.21)	$(1.84)	$(0.37)	$(0.76)	$—	$(1.13)	$13.75	(11.62)%	$4,167,360	0.86%	0.86%	2.50%	60%
C	16.45	0.26	(2.18)	(1.92)	(0.26)	(0.76)	—	(1.02)	13.51	(12.33)	2,053,985	1.62	1.62	1.73	60
I	16.72	0.41	(2.21)	(1.80)	(0.41)	(0.76)	—	(1.17)	13.75	(11.41)	4,254,506	0.62	0.62	2.74	60
R3	16.79	0.32	(2.22)	(1.90)	(0.32)	(0.76)	—	(1.08)	13.81	(11.96)	132,616	1.24	1.23	2.12	60
R4	16.80	0.36	(2.22)	(1.86)	(0.36)	(0.76)	—	(1.12)	13.82	(11.71)	72,765	0.94	0.94	2.41	60
R5	16.82	0.41	(2.23)	(1.82)	(0.40)	(0.76)	—	(1.16)	13.84	(11.42)	38,799	0.64	0.64	2.71	60
R6	16.92	0.43	(2.24)	(1.81)	(0.42)	(0.76)	—	(1.18)	13.93	(11.32)	252,429	0.54	0.54	2.82	60
Y	16.92	0.41	(2.24)	(1.83)	(0.40)	(0.76)	—	(1.16)	13.93	(11.42)	88,076	0.64	0.64	2.70	60
F	16.73	0.42	(2.21)	(1.79)	(0.42)	(0.76)	—	(1.18)	13.76	(11.32)	2,468,012	0.54	0.54	2.83	60
The accompanying notes are an integral part of these financial statements.

78

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Balanced Income Fund – (continued)
For the Year Ended October 31, 2021
A	$14.53	$0.33	$2.26	$2.59	$(0.33)	$(0.07)	$—	$(0.40)	$16.72	17.97%	$4,748,602	0.86%	0.86%	2.08%	44%
C	14.29	0.21	2.22	2.43	(0.20)	(0.07)	—	(0.27)	16.45	17.16	2,859,547	1.61	1.61	1.34	44
I	14.53	0.37	2.25	2.62	(0.36)	(0.07)	—	(0.43)	16.72	18.26	4,859,868	0.61	0.61	2.33	44
R3	14.59	0.28	2.25	2.53	(0.26)	(0.07)	—	(0.33)	16.79	17.51	153,099	1.24	1.24	1.71	44
R4	14.59	0.32	2.27	2.59	(0.31)	(0.07)	—	(0.38)	16.80	17.93	93,401	0.94	0.94	2.01	44
R5	14.61	0.37	2.27	2.64	(0.36)	(0.07)	—	(0.43)	16.82	18.25	43,487	0.64	0.64	2.31	44
R6	14.70	0.39	2.28	2.67	(0.38)	(0.07)	—	(0.45)	16.92	18.33	285,749	0.54	0.54	2.40	44
Y	14.70	0.38	2.27	2.65	(0.36)	(0.07)	—	(0.43)	16.92	18.21	132,364	0.64	0.64	2.31	44
F	14.54	0.39	2.25	2.64	(0.38)	(0.07)	—	(0.45)	16.73	18.33	2,719,790	0.53	0.53	2.40	44
For the Year Ended October 31, 2020
A	$14.76	$0.35	$(0.10)	$0.25	$(0.35)	$(0.13)	$—	$(0.48)	$14.53	1.75%	$3,747,275	0.89%	0.89%	2.44%	63%
C	14.53	0.24	(0.11)	0.13	(0.24)	(0.13)	—	(0.37)	14.29	0.92	2,994,151	1.64	1.64	1.70	63
I	14.77	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.53	1.94	3,960,448	0.63	0.63	2.69	63
R3	14.82	0.31	(0.12)	0.19	(0.29)	(0.13)	—	(0.42)	14.59	1.36	154,953	1.24	1.24	2.10	63
R4	14.83	0.35	(0.12)	0.23	(0.34)	(0.13)	—	(0.47)	14.59	1.60	88,942	0.95	0.95	2.38	63
R5	14.85	0.39	(0.12)	0.27	(0.38)	(0.13)	—	(0.51)	14.61	1.90	42,220	0.66	0.66	2.67	63
R6	14.93	0.40	(0.11)	0.29	(0.39)	(0.13)	—	(0.52)	14.70	2.06	240,876	0.56	0.56	2.74	63
Y	14.93	0.39	(0.11)	0.28	(0.38)	(0.13)	—	(0.51)	14.70	1.96	154,356	0.67	0.66	2.67	63
F	14.77	0.40	(0.10)	0.30	(0.40)	(0.13)	—	(0.53)	14.54	2.08	2,131,158	0.56	0.56	2.76	63
The Hartford Checks and Balances Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$10.31	$0.13	$(0.31)	$(0.18)	$(0.23)	$(0.14)	$—	$(0.37)	$9.76	(1.80)%(5)	$1,167,155	0.38%(6)	0.38%(6)	2.59%(6)	13%
C	10.23	0.09	(0.31)	(0.22)	(0.19)	(0.14)	—	(0.33)	9.68	(2.23)(5)	41,407	1.17 (6)	1.17 (6)	1.78 (6)	13
I	10.33	0.14	(0.30)	(0.16)	(0.25)	(0.14)	—	(0.39)	9.78	(1.69)(5)	86,098	0.16 (6)	0.16 (6)	2.86 (6)	13
R3	10.25	0.11	(0.30)	(0.19)	(0.22)	(0.14)	—	(0.36)	9.70	(2.00)(5)	10,102	0.75 (6)	0.75 (6)	2.21 (6)	13
R4	10.26	0.13	(0.31)	(0.18)	(0.23)	(0.14)	—	(0.37)	9.71	(1.84)(5)	3,659	0.45 (6)	0.45 (6)	2.52 (6)	13
R5	10.10	0.14	(0.30)	(0.16)	(0.25)	(0.14)	—	(0.39)	9.55	(1.73)(5)	1,592	0.15 (6)	0.15 (6)	2.82 (6)	13
F	10.33	0.15	(0.31)	(0.16)	(0.25)	(0.14)	—	(0.39)	9.78	(1.63)(5)	1,762	0.04 (6)	0.04 (6)	2.92 (6)	13
For the Year Ended October 31, 2024
A	$8.68	$0.19	$1.89	$2.08	$(0.19)	$(0.26)	$—	$(0.45)	$10.31	24.48%	$1,252,057	0.38%	0.38%	1.95%	7%
C	8.62	0.11	1.87	1.98	(0.11)	(0.26)	—	(0.37)	10.23	23.44	49,189	1.16	1.16	1.18	7
I	8.70	0.22	1.88	2.10	(0.21)	(0.26)	—	(0.47)	10.33	24.70	85,087	0.15	0.15	2.22	7
R3	8.63	0.15	1.88	2.03	(0.15)	(0.26)	—	(0.41)	10.25	24.06	10,347	0.75	0.75	1.57	7
R4	8.64	0.18	1.88	2.06	(0.18)	(0.26)	—	(0.44)	10.26	24.40	3,627	0.45	0.45	1.88	7
R5	8.51	0.21	1.85	2.06	(0.21)	(0.26)	—	(0.47)	10.10	24.82	1,625	0.14	0.14	2.17	7
F	8.70	0.24	1.87	2.11	(0.22)	(0.26)	—	(0.48)	10.33	24.83	2,024	0.04	0.04	2.48	7
For the Year Ended October 31, 2023
A	$9.17	$0.15	$0.12	$0.27	$(0.15)	$(0.61)	$—	$(0.76)	$8.68	2.95%	$1,114,721	0.38%	0.38%	1.63%	9%
C	9.11	0.08	0.12	0.20	(0.08)	(0.61)	—	(0.69)	8.62	2.14	54,600	1.16	1.16	0.85	9
I	9.19	0.17	0.12	0.29	(0.17)	(0.61)	—	(0.78)	8.70	3.19	70,625	0.14	0.14	1.84	9
R3	9.13	0.11	0.12	0.23	(0.12)	(0.61)	—	(0.73)	8.63	2.46	8,621	0.76	0.75	1.26	9
R4	9.14	0.14	0.12	0.26	(0.15)	(0.61)	—	(0.76)	8.64	2.79	3,081	0.44	0.44	1.58	9
R5	9.01	0.16	0.12	0.28	(0.17)	(0.61)	—	(0.78)	8.51	3.12	1,225	0.16	0.16	1.85	9
F	9.18	0.19	0.12	0.31	(0.18)	(0.61)	—	(0.79)	8.70	3.41	5,835	0.04	0.04	2.08	9
The accompanying notes are an integral part of these financial statements.

79

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Checks and Balances Fund – (continued)
For the Year Ended October 31, 2022
A	$11.34	$0.13	$(1.60)	$(1.47)	$(0.28)	$(0.42)	$—	$(0.70)	$9.17	(13.73)%	$1,204,237	0.38%	0.37%	1.25%	15%
C	11.26	0.05	(1.58)	(1.53)	(0.20)	(0.42)	—	(0.62)	9.11	(14.35)	73,444	1.15	1.15	0.46	15
I	11.36	0.15	(1.59)	(1.44)	(0.31)	(0.42)	—	(0.73)	9.19	(13.50)	75,930	0.14	0.14	1.48	15
R3	11.28	0.09	(1.57)	(1.48)	(0.25)	(0.42)	—	(0.67)	9.13	(13.94)	9,384	0.75	0.74	0.89	15
R4	11.29	0.12	(1.57)	(1.45)	(0.28)	(0.42)	—	(0.70)	9.14	(13.67)	3,055	0.44	0.44	1.18	15
R5	11.15	0.14	(1.55)	(1.41)	(0.31)	(0.42)	—	(0.73)	9.01	(13.49)	577	0.16	0.16	1.47	15
F	11.35	0.16	(1.59)	(1.43)	(0.32)	(0.42)	—	(0.74)	9.18	(13.42)	1,926	0.04	0.04	1.58	15
For the Year Ended October 31, 2021
A	$9.42	$0.11	$2.25	$2.36	$(0.18)	$(0.26)	$—	$(0.44)	$11.34	25.55%	$1,495,256	0.37%	0.37%	1.05%	8%
C	9.36	0.03	2.23	2.26	(0.10)	(0.26)	—	(0.36)	11.26	24.52	109,278	1.15	1.15	0.30	8
I	9.44	0.14	2.25	2.39	(0.21)	(0.26)	—	(0.47)	11.36	25.80	101,121	0.13	0.13	1.29	8
R3	9.38	0.07	2.23	2.30	(0.14)	(0.26)	—	(0.40)	11.28	24.94	11,046	0.75	0.75	0.68	8
R4	9.39	0.10	2.23	2.33	(0.17)	(0.26)	—	(0.43)	11.29	25.32	3,504	0.45	0.45	0.97	8
R5	9.28	0.13	2.21	2.34	(0.21)	(0.26)	—	(0.47)	11.15	25.69	669	0.15	0.15	1.25	8
F	9.43	0.15	2.25	2.40	(0.22)	(0.26)	—	(0.48)	11.35	25.93	2,533	0.04	0.04	1.39	8
For the Year Ended October 31, 2020
A	$9.64	$0.14	$0.32	$0.46	$(0.22)	$(0.46)	$—	$(0.68)	$9.42	4.98%	$1,258,232	0.39%	0.39%	1.53%	14%
C	9.57	0.07	0.33	0.40	(0.15)	(0.46)	—	(0.61)	9.36	4.27	127,228	1.17	1.17	0.77	14
I	9.66	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.44	5.25	64,175	0.13	0.13	1.76	14
R3	9.60	0.11	0.32	0.43	(0.19)	(0.46)	—	(0.65)	9.38	4.62	12,010	0.75	0.75	1.22	14
R4	9.61	0.15	0.31	0.46	(0.22)	(0.46)	—	(0.68)	9.39	4.94	3,093	0.43	0.43	1.65	14
R5	9.50	0.16	0.32	0.48	(0.24)	(0.46)	—	(0.70)	9.28	5.31	369	0.16	0.16	1.71	14
F	9.66	0.16	0.32	0.48	(0.25)	(0.46)	—	(0.71)	9.43	5.23	2,083	0.05	0.05	1.77	14
The Hartford Conservative Allocation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$11.31	$0.19	$0.01	$0.20	$(0.27)	$(0.02)	$—	$(0.29)	$11.22	1.85%(5)	$122,621	0.51%(6)	0.51%(6)	3.49%(6)	19%
C	11.19	0.15	0.01	0.16	(0.19)	(0.02)	—	(0.21)	11.14	1.44 (5)	5,937	1.31 (6)	1.30 (6)	2.67 (6)	19
I	11.34	0.21	0.01	0.22	(0.31)	(0.02)	—	(0.33)	11.23	1.97 (5)	9,564	0.24 (6)	0.24 (6)	3.82 (6)	19
R3	11.28	0.17	0.01	0.18	(0.24)	(0.02)	—	(0.26)	11.20	1.63 (5)	1,645	0.85 (6)	0.85 (6)	3.11 (6)	19
R4	11.27	0.19	0.01	0.20	(0.27)	(0.02)	—	(0.29)	11.18	1.85 (5)	744	0.55 (6)	0.55 (6)	3.46 (6)	19
R5	11.32	0.21	0.01	0.22	(0.31)	(0.02)	—	(0.33)	11.21	1.97 (5)	1,562	0.25 (6)	0.25 (6)	3.70 (6)	19
Y	11.34	0.16	0.06	0.22	(0.31)	(0.02)	—	(0.33)	11.23	1.97 (5)	443	0.23 (6)	0.23 (6)	2.84 (6)	19
F	11.35	0.22	0.01	0.23	(0.32)	(0.02)	—	(0.34)	11.24	2.08 (5)	203	0.14 (6)	0.14 (6)	3.85 (6)	19
For the Year Ended October 31, 2024
A	$9.82	$0.31	$1.45	$1.76	$(0.27)	$—	$—	$(0.27)	$11.31	18.10%	$130,603	0.63%	0.63%	2.85%	29%
C	9.73	0.22	1.43	1.65	(0.19)	—	—	(0.19)	11.19	17.05	7,736	1.44	1.44	2.06	29
I	9.85	0.36	1.42	1.78	(0.29)	—	—	(0.29)	11.34	18.35	8,851	0.38	0.38	3.36	29
R3	9.81	0.27	1.44	1.71	(0.24)	—	—	(0.24)	11.28	17.61	1,914	0.99	0.98	2.45	29
R4	9.80	0.30	1.44	1.74	(0.27)	—	—	(0.27)	11.27	17.99	736	0.69	0.68	2.74	29
R5	9.84	0.33	1.46	1.79	(0.31)	—	—	(0.31)	11.32	18.38	1,510	0.38	0.38	3.03	29
Y(7)	11.41	0.02	(0.09)(8)	(0.07)	—	—	—	—	11.34	(0.61)(5)	1,345	0.16 (6)(9)	0.16 (6)(9)	10.84 (6)(9)	29
F	9.86	0.34	1.46	1.80	(0.31)	—	—	(0.31)	11.35	18.45	292	0.27	0.27	3.23	29
The accompanying notes are an integral part of these financial statements.

80

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Conservative Allocation Fund – (continued)
For the Year Ended October 31, 2023
A	$9.80	$0.23	$0.04	$0.27	$(0.21)	$(0.04)	$—	$(0.25)	$9.82	2.72%	$80,253	0.63%	0.62%	2.25%	19%
C	9.70	0.15	0.05	0.20	(0.13)	(0.04)	—	(0.17)	9.73	2.07	5,145	1.41	1.41	1.46	19
I	9.82	0.25	0.05	0.30	(0.23)	(0.04)	—	(0.27)	9.85	3.08	1,918	0.37	0.37	2.51	19
R3	9.79	0.19	0.05	0.24	(0.18)	(0.04)	—	(0.22)	9.81	2.47	1,206	0.98	0.98	1.86	19
R4	9.79	0.22	0.04	0.26	(0.21)	(0.04)	—	(0.25)	9.80	2.67	518	0.68	0.68	2.17	19
R5	9.83	0.25	0.04	0.29	(0.24)	(0.04)	—	(0.28)	9.84	2.97	1,228	0.38	0.38	2.51	19
F	9.83	0.27	0.04	0.31	(0.24)	(0.04)	—	(0.28)	9.86	3.18	144	0.27	0.27	2.62	19
For the Year Ended October 31, 2022
A	$12.14	$0.22	$(2.01)	$(1.79)	$(0.19)	$(0.36)	$—	$(0.55)	$9.80	(15.43)%	$92,732	0.60%	0.59%	2.01%	50%
C	12.04	0.13	(2.01)	(1.88)	(0.10)	(0.36)	—	(0.46)	9.70	(16.20)	5,756	1.38	1.38	1.21	50
I	12.17	0.24	(2.01)	(1.77)	(0.22)	(0.36)	—	(0.58)	9.82	(15.26)	1,726	0.34	0.34	2.27	50
R3	12.15	0.18	(2.02)	(1.84)	(0.16)	(0.36)	—	(0.52)	9.79	(15.80)	1,554	0.96	0.96	1.68	50
R4	12.15	0.21	(2.01)	(1.80)	(0.20)	(0.36)	—	(0.56)	9.79	(15.55)	532	0.66	0.66	1.92	50
R5	12.19	0.24	(2.01)	(1.77)	(0.23)	(0.36)	—	(0.59)	9.83	(15.24)	1,187	0.36	0.36	2.25	50
F	12.18	0.26	(2.02)	(1.76)	(0.23)	(0.36)	—	(0.59)	9.83	(15.17)	142	0.24	0.24	2.37	50
For the Year Ended October 31, 2021
A	$10.99	$0.11	$1.21	$1.32	$(0.17)	$—	$—	$(0.17)	$12.14	12.13%	$123,369	0.58%	0.58%	0.89%	14%
C	10.90	0.02	1.21	1.23	(0.09)	—	—	(0.09)	12.04	11.29	8,208	1.37	1.37	0.14	14
I	11.01	0.14	1.22	1.36	(0.20)	—	—	(0.20)	12.17	12.48	2,188	0.32	0.32	1.14	14
R3	11.00	0.06	1.23	1.29	(0.14)	—	—	(0.14)	12.15	11.84	2,344	0.95	0.95	0.50	14
R4	11.00	0.10	1.23	1.33	(0.18)	—	—	(0.18)	12.15	12.17	684	0.64	0.64	0.87	14
R5	11.04	0.13	1.24	1.37	(0.22)	—	—	(0.22)	12.19	12.47	1,452	0.35	0.35	1.13	14
F	11.03	0.16	1.21	1.37	(0.22)	—	—	(0.22)	12.18	12.48	169	0.23	0.23	1.31	14
For the Year Ended October 31, 2020
A	$10.83	$0.17	$0.26	$0.43	$(0.27)	$—	$—	$(0.27)	$10.99	4.04%	$110,425	0.59%	0.59%	1.55%	45%
C	10.71	0.09	0.26	0.35	(0.16)	—	—	(0.16)	10.90	3.25	11,131	1.38	1.38	0.83	45
I	10.85	0.18	0.28	0.46	(0.30)	—	—	(0.30)	11.01	4.28	1,862	0.36	0.36	1.66	45
R3	10.83	0.13	0.26	0.39	(0.22)	—	—	(0.22)	11.00	3.61	2,742	0.95	0.94	1.25	45
R4	10.84	0.19	0.23	0.42	(0.26)	—	—	(0.26)	11.00	3.95	1,108	0.65	0.64	1.75	45
R5	10.88	0.21	0.25	0.46	(0.30)	—	—	(0.30)	11.04	4.27	1,477	0.35	0.34	1.91	45
F	10.86	0.20	0.28	0.48	(0.31)	—	—	(0.31)	11.03	4.47	12	0.23	0.23	1.89	45
The Hartford Growth Allocation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$14.90	$0.14	$0.02	$0.16	$(0.25)	$(0.21)	$—	$(0.46)	$14.60	1.06%(5)	$481,709	0.54%(6)	0.54%(6)	1.91%(6)	33%
C	14.81	0.08	0.01	0.09	(0.11)	(0.21)	—	(0.32)	14.58	0.60 (5)	12,629	1.39 (6)	1.39 (6)	1.08 (6)	33
I	14.80	0.16	0.02	0.18	(0.29)	(0.21)	—	(0.50)	14.48	1.21 (5)	11,967	0.28 (6)	0.28 (6)	2.17 (6)	33
R3	14.43	0.11	0.02	0.13	(0.19)	(0.21)	—	(0.40)	14.16	0.90 (5)	5,272	0.87 (6)	0.87 (6)	1.59 (6)	33
R4	14.82	0.15	0.01	0.16	(0.25)	(0.21)	—	(0.46)	14.52	1.04 (5)	1,781	0.57 (6)	0.57 (6)	2.10 (6)	33
R5	14.94	0.16	0.02	0.18	(0.29)	(0.21)	—	(0.50)	14.62	1.20 (5)	4,383	0.26 (6)	0.26 (6)	2.21 (6)	33
F	14.83	0.17	0.01	0.18	(0.31)	(0.21)	—	(0.52)	14.49	1.17 (5)	1,050	0.16 (6)	0.16 (6)	2.27 (6)	33
The accompanying notes are an integral part of these financial statements.

81

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
The Hartford Growth Allocation Fund – (continued)
For the Year Ended October 31, 2024
A	$11.82	$0.21	$3.07	$3.28	$(0.20)	$—	$—	$(0.20)	$14.90	28.02%	$501,817	0.54%	0.53%	1.48%	9%
C	11.74	0.09	3.07	3.16	(0.09)	—	—	(0.09)	14.81	26.98	14,200	1.38	1.38	0.68	9
I	11.75	0.24	3.05	3.29	(0.24)	—	—	(0.24)	14.80	28.29	12,230	0.26	0.26	1.73	9
R3	11.46	0.16	2.98	3.14	(0.17)	—	—	(0.17)	14.43	27.58	5,694	0.88	0.88	1.17	9
R4	11.77	0.20	3.05	3.25	(0.20)	—	—	(0.20)	14.82	27.86	2,158	0.57	0.57	1.42	9
R5	11.85	0.24	3.09	3.33	(0.24)	—	—	(0.24)	14.94	28.38	4,240	0.26	0.26	1.70	9
F	11.76	0.25	3.07	3.32	(0.25)	—	—	(0.25)	14.83	28.55	1,004	0.16	0.16	1.79	9
For the Year Ended October 31, 2023
A	$11.99	$0.18	$0.41	$0.59	$(0.24)	$(0.52)	$—	$(0.76)	$11.82	5.04%	$434,170	0.54%	0.54%	1.47%	25%
C	11.90	0.08	0.40	0.48	(0.12)	(0.52)	—	(0.64)	11.74	4.14	15,381	1.37	1.37	0.67	25
I	11.93	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.75	5.30	8,516	0.26	0.26	1.76	25
R3	11.65	0.13	0.40	0.53	(0.20)	(0.52)	—	(0.72)	11.46	4.67	5,663	0.87	0.87	1.13	25
R4	11.93	0.18	0.40	0.58	(0.22)	(0.52)	—	(0.74)	11.77	5.05	1,775	0.58	0.58	1.52	25
R5	12.03	0.21	0.40	0.61	(0.27)	(0.52)	—	(0.79)	11.85	5.24	3,936	0.26	0.26	1.74	25
F	11.94	0.22	0.40	0.62	(0.28)	(0.52)	—	(0.80)	11.76	5.40	648	0.16	0.16	1.84	25
For the Year Ended October 31, 2022
A	$15.72	$0.26	$(2.85)	$(2.59)	$(0.30)	$(0.84)	$—	$(1.14)	$11.99	(17.73)%	$450,709	0.53%	0.53%	1.95%	45%
C	15.58	0.15	(2.84)	(2.69)	(0.15)	(0.84)	—	(0.99)	11.90	(18.38)	18,666	1.35	1.35	1.12	45
I	15.63	0.30	(2.83)	(2.53)	(0.33)	(0.84)	—	(1.17)	11.93	(17.44)	8,972	0.25	0.25	2.21	45
R3	15.31	0.21	(2.78)	(2.57)	(0.25)	(0.84)	—	(1.09)	11.65	(18.00)	5,693	0.87	0.87	1.61	45
R4	15.64	0.26	(2.84)	(2.58)	(0.29)	(0.84)	—	(1.13)	11.93	(17.72)	2,087	0.57	0.57	1.92	45
R5	15.75	0.30	(2.85)	(2.55)	(0.33)	(0.84)	—	(1.17)	12.03	(17.42)	3,678	0.27	0.27	2.23	45
F	15.65	0.33	(2.85)	(2.52)	(0.35)	(0.84)	—	(1.19)	11.94	(17.38)	521	0.16	0.16	2.42	45
For the Year Ended October 31, 2021
A	$12.75	$0.11	$3.42	$3.53	$(0.19)	$(0.37)	$—	$(0.56)	$15.72	28.32%	$591,999	0.53%	0.52%	0.76%	14%
C	12.64	(0.00)(10)	3.39	3.39	(0.08)	(0.37)	—	(0.45)	15.58	27.24	29,186	1.33	1.33	0.03	14
I	12.69	0.15	3.39	3.54	(0.23)	(0.37)	—	(0.60)	15.63	28.57	11,997	0.29	0.29	0.99	14
R3	12.44	0.06	3.33	3.39	(0.15)	(0.37)	—	(0.52)	15.31	27.85	6,848	0.87	0.87	0.42	14
R4	12.69	0.10	3.40	3.50	(0.18)	(0.37)	—	(0.55)	15.64	28.17	3,069	0.57	0.57	0.71	14
R5	12.78	0.16	3.41	3.57	(0.23)	(0.37)	—	(0.60)	15.75	28.58	4,796	0.26	0.26	1.05	14
F	12.70	0.15	3.41	3.56	(0.24)	(0.37)	—	(0.61)	15.65	28.74	828	0.15	0.15	1.02	14
For the Year Ended October 31, 2020
A	$12.81	$0.15	$0.35	$0.50	$(0.19)	$(0.37)	$—	$(0.56)	$12.75	3.90%	$491,747	0.56%	0.56%	1.21%	19%
C	12.69	0.06	0.34	0.40	(0.08)	(0.37)	—	(0.45)	12.64	3.10	37,446	1.35	1.35	0.47	19
I	12.75	0.19	0.35	0.54	(0.23)	(0.37)	—	(0.60)	12.69	4.23	9,024	0.25	0.25	1.56	19
R3	12.48	0.12	0.34	0.46	(0.13)	(0.37)	—	(0.50)	12.44	3.64	5,649	0.87	0.87	0.96	19
R4	12.74	0.20	0.30	0.50	(0.18)	(0.37)	—	(0.55)	12.69	3.92	2,563	0.55	0.55	1.62	19
R5	12.83	0.19	0.36	0.55	(0.23)	(0.37)	—	(0.60)	12.78	4.26	5,067	0.27	0.27	1.51	19
F	12.76	0.19	0.36	0.55	(0.24)	(0.37)	—	(0.61)	12.70	4.31	334	0.16	0.16	1.53	19
The accompanying notes are an integral part of these financial statements.

82

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Moderate Allocation Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$12.97	$0.17	$0.03	$0.20	$(0.31)	$—	$—	$(0.31)	$12.86	1.54%(5)	$265,397	0.55%(6)	0.55%(6)	2.64%(6)	32%
C	12.87	0.12	0.03	0.15	(0.19)	—	—	(0.19)	12.83	1.17 (5)	6,745	1.39 (6)	1.39 (6)	1.79 (6)	32
I	13.04	0.19	0.03	0.22	(0.34)	—	—	(0.34)	12.92	1.73 (5)	8,157	0.29 (6)	0.29 (6)	2.92 (6)	32
R3	12.73	0.14	0.03	0.17	(0.26)	—	—	(0.26)	12.64	1.33 (5)	9,694	0.89 (6)	0.89 (6)	2.28 (6)	32
R4	13.00	0.17	0.02	0.19	(0.30)	—	—	(0.30)	12.89	1.51 (5)	2,835	0.59 (6)	0.59 (6)	2.60 (6)	32
R5	13.06	0.19	0.02	0.21	(0.34)	—	—	(0.34)	12.93	1.65 (5)	9,471	0.28 (6)	0.28 (6)	2.94 (6)	32
F	13.05	0.20	0.03	0.23	(0.36)	—	—	(0.36)	12.92	1.75 (5)	746	0.18 (6)	0.18 (6)	3.13 (6)	32
For the Year Ended October 31, 2024
A	$10.73	$0.26	$2.22	$2.48	$(0.24)	$—	$—	$(0.24)	$12.97	23.38%	$278,692	0.55%	0.54%	2.15%	11%
C	10.65	0.17	2.19	2.36	(0.14)	—	—	(0.14)	12.87	22.32	7,230	1.38	1.38	1.38	11
I	10.79	0.30	2.22	2.52	(0.27)	—	—	(0.27)	13.04	23.67	8,084	0.27	0.27	2.41	11
R3	10.53	0.22	2.18	2.40	(0.20)	—	—	(0.20)	12.73	22.98	10,106	0.87	0.87	1.79	11
R4	10.75	0.26	2.23	2.49	(0.24)	—	—	(0.24)	13.00	23.42	3,079	0.58	0.58	2.09	11
R5	10.80	0.29	2.25	2.54	(0.28)	—	—	(0.28)	13.06	23.75	9,485	0.28	0.28	2.39	11
F	10.79	0.30	2.25	2.55	(0.29)	—	—	(0.29)	13.05	23.88	860	0.18	0.18	2.44	11
For the Year Ended October 31, 2023
A	$10.81	$0.21	$0.23	$0.44	$(0.22)	$(0.30)	$—	$(0.52)	$10.73	4.13%	$252,142	0.54%	0.54%	1.87%	22%
C	10.71	0.12	0.23	0.35	(0.11)	(0.30)	—	(0.41)	10.65	3.31	8,075	1.36	1.35	1.06	22
I	10.87	0.24	0.23	0.47	(0.25)	(0.30)	—	(0.55)	10.79	4.41	7,218	0.27	0.27	2.13	22
R3	10.61	0.17	0.22	0.39	(0.17)	(0.30)	—	(0.47)	10.53	3.78	9,159	0.88	0.88	1.54	22
R4	10.83	0.21	0.22	0.43	(0.21)	(0.30)	—	(0.51)	10.75	4.03	2,435	0.58	0.58	1.85	22
R5	10.87	0.24	0.24	0.48	(0.25)	(0.30)	—	(0.55)	10.80	4.49	7,032	0.28	0.28	2.14	22
F	10.87	0.25	0.23	0.48	(0.26)	(0.30)	—	(0.56)	10.79	4.52	474	0.18	0.18	2.23	22
For the Year Ended October 31, 2022
A	$13.86	$0.24	$(2.43)	$(2.19)	$(0.24)	$(0.62)	$—	$(0.86)	$10.81	(16.82)%	$275,568	0.53%	0.53%	1.97%	50%
C	13.69	0.14	(2.41)	(2.27)	(0.09)	(0.62)	—	(0.71)	10.71	(17.50)	9,847	1.34	1.34	1.13	50
I	13.93	0.28	(2.44)	(2.16)	(0.28)	(0.62)	—	(0.90)	10.87	(16.59)	8,541	0.26	0.26	2.28	50
R3	13.63	0.19	(2.39)	(2.20)	(0.20)	(0.62)	—	(0.82)	10.61	(17.15)	12,335	0.88	0.88	1.61	50
R4	13.89	0.23	(2.43)	(2.20)	(0.24)	(0.62)	—	(0.86)	10.83	(16.90)	2,582	0.59	0.59	1.89	50
R5	13.94	0.26	(2.43)	(2.17)	(0.28)	(0.62)	—	(0.90)	10.87	(16.65)	6,667	0.28	0.28	2.17	50
F	13.94	0.28	(2.44)	(2.16)	(0.29)	(0.62)	—	(0.91)	10.87	(16.58)	486	0.17	0.17	2.35	50
For the Year Ended October 31, 2021
A	$11.91	$0.11	$2.32	$2.43	$(0.19)	$(0.29)	$—	$(0.48)	$13.86	20.72%	$365,226	0.52%	0.52%	0.85%	14%
C	11.77	0.02	2.27	2.29	(0.08)	(0.29)	—	(0.37)	13.69	19.70	16,605	1.31	1.31	0.14	14
I	11.97	0.15	2.32	2.47	(0.22)	(0.29)	—	(0.51)	13.93	21.01	11,018	0.26	0.26	1.12	14
R3	11.72	0.06	2.28	2.34	(0.14)	(0.29)	—	(0.43)	13.63	20.27	15,765	0.87	0.87	0.48	14
R4	11.94	0.11	2.31	2.42	(0.18)	(0.29)	—	(0.47)	13.89	20.63	3,307	0.58	0.58	0.80	14
R5	11.98	0.14	2.33	2.47	(0.22)	(0.29)	—	(0.51)	13.94	20.97	7,685	0.27	0.27	1.07	14
F	11.98	0.16	2.32	2.48	(0.23)	(0.29)	—	(0.52)	13.94	21.09	555	0.17	0.17	1.20	14
For the Year Ended October 31, 2020
A	$11.87	$0.16	$0.30	$0.46	$(0.24)	$(0.18)	$—	$(0.42)	$11.91	3.87%	$314,358	0.54%	0.54%	1.41%	27%
C	11.72	0.08	0.28	0.36	(0.13)	(0.18)	—	(0.31)	11.77	3.08	26,485	1.33	1.33	0.69	27
I	11.93	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.97	4.15	9,115	0.25	0.25	1.70	27
R3	11.67	0.12	0.30	0.42	(0.19)	(0.18)	—	(0.37)	11.72	3.58	13,491	0.87	0.87	1.08	27
R4	11.86	0.16	0.30	0.46	(0.20)	(0.18)	—	(0.38)	11.94	3.90	3,503	0.53	0.53	1.38	27
R5	11.94	0.20	0.29	0.49	(0.27)	(0.18)	—	(0.45)	11.98	4.14	5,520	0.28	0.28	1.74	27
F	11.93	0.20	0.31	0.51	(0.28)	(0.18)	—	(0.46)	11.98	4.32	347	0.17	0.17	1.75	27
The accompanying notes are an integral part of these financial statements.

83

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$19.24	$0.58	$(0.40)	$0.18	$(0.63)	$—	$—	$(0.63)	$18.79	0.95%(5)	$436,431	1.07%(6)	1.07%(6)	6.13%(6)	60%(11)
C	19.39	0.51	(0.40)	0.11	(0.55)	—	—	(0.55)	18.95	0.56 (5)	15,578	1.82 (6)	1.82 (6)	5.36 (6)	60 (11)
I	19.18	0.60	(0.40)	0.20	(0.66)	—	—	(0.66)	18.72	1.06 (5)	41,031	0.79 (6)	0.79 (6)	6.39 (6)	60 (11)
R3	19.62	0.56	(0.40)	0.16	(0.60)	—	—	(0.60)	19.18	0.80 (5)	606	1.39 (6)	1.38 (6)	5.84 (6)	60 (11)
R4	19.65	0.60	(0.41)	0.19	(0.63)	—	—	(0.63)	19.21	0.97 (5)	580	1.09 (6)	1.09 (6)	6.14 (6)	60 (11)
R5	19.62	0.62	(0.41)	0.21	(0.66)	—	—	(0.66)	19.17	1.08 (5)	91	0.79 (6)	0.79 (6)	6.44 (6)	60 (11)
R6	19.61	0.63	(0.40)	0.23	(0.68)	—	—	(0.68)	19.16	1.15 (5)	176	0.67 (6)	0.67 (6)	6.54 (6)	60 (11)
Y	19.63	0.62	(0.39)	0.23	(0.67)	—	—	(0.67)	19.19	1.14 (5)	2,372	0.78 (6)	0.78 (6)	6.40 (6)	60 (11)
F	19.15	0.62	(0.39)	0.23	(0.68)	—	—	(0.68)	18.70	1.13 (5)	51,901	0.67 (6)	0.67 (6)	6.53 (6)	60 (11)
For the Year Ended October 31, 2024
A	$17.32	$0.85	$1.87	$2.72	$(0.80)	$—	$—	$(0.80)	$19.24	15.87%(12)	$461,475	1.05%	1.05%	4.49%	187%(11)
C	17.43	0.70	1.90	2.60	(0.64)	—	—	(0.64)	19.39	15.01 (12)	18,603	1.79	1.79	3.71	187 (11)
I	17.27	0.90	1.87	2.77	(0.86)	—	—	(0.86)	19.18	16.24 (12)	46,490	0.76	0.76	4.77	187 (11)
R3	17.64	0.81	1.91	2.72	(0.74)	—	—	(0.74)	19.62	15.52 (12)	604	1.38	1.34	4.21	187 (11)
R4	17.67	0.86	1.92	2.78	(0.80)	—	—	(0.80)	19.65	15.85 (12)	565	1.08	1.08	4.47	187 (11)
R5	17.65	0.92	1.91	2.83	(0.86)	—	—	(0.86)	19.62	16.20 (12)	87	0.78	0.78	4.79	187 (11)
R6	17.65	0.92	1.92	2.84	(0.88)	—	—	(0.88)	19.61	16.29 (12)	179	0.66	0.66	4.78	187 (11)
Y	17.66	0.91	1.92	2.83	(0.86)	—	—	(0.86)	19.63	16.20 (12)	2,671	0.77	0.77	4.73	187 (11)
F	17.25	0.92	1.86	2.78	(0.88)	—	—	(0.88)	19.15	16.32 (12)	55,936	0.66	0.66	4.88	187 (11)
For the Year Ended October 31, 2023
A	$17.38	$0.72	$0.16	$0.88	$(0.91)	$—	$(0.03)	$(0.94)	$17.32	5.05%	$449,939	1.04%	1.04%	4.00%	65%(11)
C	17.46	0.59	0.17	0.76	(0.77)	—	(0.02)	(0.79)	17.43	4.30	24,323	1.78	1.78	3.23	65 (11)
I	17.34	0.77	0.16	0.93	(0.97)	—	(0.03)	(1.00)	17.27	5.36	50,602	0.74	0.74	4.28	65 (11)
R3	17.68	0.68	0.16	0.84	(0.85)	—	(0.03)	(0.88)	17.64	4.71	629	1.37	1.33	3.71	65 (11)
R4	17.71	0.73	0.16	0.89	(0.90)	—	(0.03)	(0.93)	17.67	5.01	491	1.07	1.07	3.97	65 (11)
R5	17.70	0.78	0.17	0.95	(0.97)	—	(0.03)	(1.00)	17.65	5.32	83	0.77	0.77	4.27	65 (11)
R6	17.70	0.80	0.17	0.97	(0.99)	—	(0.03)	(1.02)	17.65	5.46	296	0.65	0.65	4.37	65 (11)
Y	17.72	0.79	0.15	0.94	(0.97)	—	(0.03)	(1.00)	17.66	5.28	3,929	0.76	0.76	4.28	65 (11)
F	17.33	0.79	0.15	0.94	(0.99)	—	(0.03)	(1.02)	17.25	5.41	55,821	0.65	0.65	4.38	65 (11)
For the Year Ended October 31, 2022
A	$21.77	$0.55	$(3.44)	$(2.89)	$(0.60)	$(0.90)	$—	$(1.50)	$17.38	(14.00)%	$477,899	1.02%	1.02%	2.87%	59%(11)
C	21.85	0.41	(3.46)	(3.05)	(0.44)	(0.90)	—	(1.34)	17.46	(14.67)	35,188	1.75	1.75	2.10	59 (11)
I	21.74	0.61	(3.45)	(2.84)	(0.66)	(0.90)	—	(1.56)	17.34	(13.79)	63,158	0.72	0.72	3.13	59 (11)
R3	22.11	0.50	(3.50)	(3.00)	(0.53)	(0.90)	—	(1.43)	17.68	(14.27)	571	1.35	1.33	2.53	59 (11)
R4	22.16	0.55	(3.51)	(2.96)	(0.59)	(0.90)	—	(1.49)	17.71	(14.08)	702	1.05	1.05	2.82	59 (11)
R5	22.15	0.62	(3.51)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.70	(13.79)	83	0.75	0.75	3.13	59 (11)
R6	22.15	0.64	(3.51)	(2.87)	(0.68)	(0.90)	—	(1.58)	17.70	(13.68)	310	0.64	0.64	3.27	59 (11)
Y	22.17	0.60	(3.49)	(2.89)	(0.66)	(0.90)	—	(1.56)	17.72	(13.78)	4,179	0.74	0.74	3.05	59 (11)
F	21.72	0.63	(3.44)	(2.81)	(0.68)	(0.90)	—	(1.58)	17.33	(13.67)	64,831	0.64	0.64	3.25	59 (11)
The accompanying notes are an integral part of these financial statements.

84

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Multi-Asset Income Fund – (continued)
For the Year Ended October 31, 2021
A	$19.61	$0.58	$2.15	$2.73	$(0.57)	$—	$—	$(0.57)	$21.77	14.01%	$622,085	1.01%	1.00%	2.69%	63%(11)
C	19.65	0.41	2.18	2.59	(0.39)	—	—	(0.39)	21.85	13.23	59,640	1.73	1.73	1.93	63 (11)
I	19.58	0.64	2.16	2.80	(0.64)	—	—	(0.64)	21.74	14.41	99,967	0.70	0.70	2.99	63 (11)
R3	19.89	0.52	2.20	2.72	(0.50)	—	—	(0.50)	22.11	13.75	1,044	1.34	1.26	2.39	63 (11)
R4	19.95	0.59	2.19	2.78	(0.57)	—	—	(0.57)	22.16	13.99	971	1.04	1.04	2.69	63 (11)
R5	19.94	0.64	2.20	2.84	(0.63)	—	—	(0.63)	22.15	14.35	154	0.74	0.74	2.95	63 (11)
R6	19.95	0.67	2.19	2.86	(0.66)	—	—	(0.66)	22.15	14.44	342	0.63	0.63	3.07	63 (11)
Y	19.96	0.64	2.21	2.85	(0.64)	—	—	(0.64)	22.17	14.35	7,238	0.73	0.73	2.95	63 (11)
F	19.57	0.65	2.16	2.81	(0.66)	—	—	(0.66)	21.72	14.47	84,040	0.63	0.63	3.06	63 (11)
For the Year Ended October 31, 2020
A	$23.33	$0.67	$(0.66)	$0.01	$(0.74)	$(2.99)	$—	$(3.73)	$19.61	(0.04)%	$589,745	1.03%	1.03%	3.35%	86%(11)
C	23.36	0.53	(0.67)	(0.14)	(0.58)	(2.99)	—	(3.57)	19.65	(0.83)	77,719	1.75	1.75	2.63	86 (11)
I	23.32	0.74	(0.67)	0.07	(0.82)	(2.99)	—	(3.81)	19.58	0.19	98,762	0.70	0.70	3.67	86 (11)
R3	23.61	4.32	(4.37)	(0.05)	(0.68)	(2.99)	—	(3.67)	19.89	(0.36)	1,203	1.35	1.27	3.13	86 (11)
R4	23.67	0.38	(0.38)	0.00 (10)	(0.73)	(2.99)	—	(3.72)	19.95	(0.13)	527	1.05	1.05	3.37	86 (11)
R5	23.67	0.26	(0.20)	0.06	(0.80)	(2.99)	—	(3.79)	19.94	0.18	141	0.75	0.75	3.66	86 (11)
R6	23.68	0.59	(0.50)	0.09	(0.83)	(2.99)	—	(3.82)	19.95	0.33	306	0.64	0.64	3.70	86 (11)
Y	23.69	0.75	(0.67)	0.08	(0.82)	(2.99)	—	(3.81)	19.96	0.23	10,812	0.74	0.70	3.66	86 (11)
F	23.31	0.75	(0.67)	0.08	(0.83)	(2.99)	—	(3.82)	19.57	0.26	83,111	0.64	0.64	3.74	86 (11)
Hartford Real Asset Fund (Consolidated)
For the Six-Month Period Ended April 30, 2025 (Unaudited)
A	$8.88	$0.14	$0.13	$0.27	$(0.30)	$—	$—	$(0.30)	$8.85	3.32%(5)	$22,282	1.67%(6)	1.25%(6)	3.24%(6)	101%
C	8.60	0.10	0.14	0.24	(0.24)	—	—	(0.24)	8.60	2.97 (5)	423	2.52 (6)	2.00 (6)	2.37 (6)	101
I	8.90	0.15	0.13	0.28	(0.32)	—	—	(0.32)	8.86	3.47 (5)	12,072	1.37 (6)	1.00 (6)	3.48 (6)	101
R3	8.93	0.13	0.13	0.26	(0.28)	—	—	(0.28)	8.91	3.16 (5)	133	1.98 (6)	1.50 (6)	2.95 (6)	101
R4	8.93	0.14	0.14	0.28	(0.31)	—	—	(0.31)	8.90	3.36 (5)	25	1.69 (6)	1.20 (6)	3.32 (6)	101
R5	8.83	0.16	0.12	0.28	(0.33)	—	—	(0.33)	8.78	3.44 (5)	77	1.39 (6)	0.95 (6)	3.66 (6)	101
R6	8.90	0.16	0.12	0.28	(0.33)	—	—	(0.33)	8.85	3.46 (5)	153	1.28 (6)	0.90 (6)	3.63 (6)	101
Y	8.91	0.15	0.13	0.28	(0.33)	—	—	(0.33)	8.86	3.46 (5)	15,741	1.38 (6)	0.90 (6)	3.40 (6)	101
F	8.91	0.15	0.13	0.28	(0.33)	—	—	(0.33)	8.86	3.45 (5)	8,902	1.28 (6)	0.90 (6)	3.57 (6)	101
For the Year Ended October 31, 2024
A	$8.53	$0.27	$0.43	$0.70	$(0.35)	$—	$—	$(0.35)	$8.88	8.23%	$23,625	1.52%	1.25%	3.06%	198%
C	8.26	0.20	0.42	0.62	(0.28)	—	—	(0.28)	8.60	7.52	667	2.31	2.00	2.34	198
I	8.55	0.29	0.43	0.72	(0.37)	—	—	(0.37)	8.90	8.49	12,903	1.25	1.00	3.26	198
R3	8.57	0.25	0.43	0.68	(0.32)	—	—	(0.32)	8.93	8.04	165	1.85	1.50	2.79	198
R4	8.57	0.28	0.43	0.71	(0.35)	—	—	(0.35)	8.93	8.36	25	1.55	1.20	3.14	198
R5	8.48	0.23	0.49	0.72	(0.37)	—	—	(0.37)	8.83	8.62	51	1.25	0.95	2.62	198
R6	8.55	0.29	0.44	0.73	(0.38)	—	—	(0.38)	8.90	8.60	47	1.14	0.90	3.29	198
Y	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	31,319	1.24	0.90	3.46	198
F	8.55	0.30	0.44	0.74	(0.38)	—	—	(0.38)	8.91	8.72	10,607	1.14	0.90	3.39	198
The accompanying notes are an integral part of these financial statements.

85

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

	— Selected Per-Share Data(1) —									— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Returns of Capital	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)(4)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)(4)	Ratio of Net Investment Income (Loss) to Average Net Assets(4)	Portfolio Turnover
Hartford Real Asset Fund (Consolidated) – (continued)
For the Year Ended October 31, 2023
A	$8.38	$0.27	$0.28	$0.55	$(0.40)	$—	$—	$(0.40)	$8.53	6.65%	$26,304	1.50%	1.25%	3.06%	171%
C	8.18	0.19	0.28	0.47	(0.39)	—	—	(0.39)	8.26	5.83	1,759	2.25	2.00	2.31	171
I	8.38	0.28	0.29	0.57	(0.40)	—	—	(0.40)	8.55	6.93	25,030	1.22	1.00	3.26	171
R3	8.43	0.25	0.29	0.54	(0.40)	—	—	(0.40)	8.57	6.45	144	1.83	1.50	2.88	171
R4	8.42	0.27	0.28	0.55	(0.40)	—	—	(0.40)	8.57	6.62	23	1.53	1.20	3.14	171
R5	8.31	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.48	6.99	304	1.23	0.95	3.42	171
R6	8.37	0.30	0.28	0.58	(0.40)	—	—	(0.40)	8.55	7.07	18	1.12	0.90	3.49	171
Y	8.37	0.29	0.29	0.58	(0.40)	—	—	(0.40)	8.55	7.07	42,085	1.21	0.90	3.38	171
F	8.38	0.29	0.28	0.57	(0.40)	—	—	(0.40)	8.55	6.94	24,451	1.12	0.90	3.34	171
For the Year Ended October 31, 2022
A	$10.41	$0.29	$(0.64)	$(0.35)	$(1.26)	$(0.42)	$—	$(1.68)	$8.38	(4.05)%	$30,352	1.48%	1.25%	3.21%	206%
C	10.20	0.22	(0.64)	(0.42)	(1.18)	(0.42)	—	(1.60)	8.18	(4.84)	2,180	2.27	2.00	2.61	206
I	10.42	0.32	(0.66)	(0.34)	(1.28)	(0.42)	—	(1.70)	8.38	(3.89)	50,840	1.19	1.00	3.57	206
R3	10.47	0.26	(0.65)	(0.39)	(1.23)	(0.42)	—	(1.65)	8.43	(4.40)	109	1.81	1.50	2.81	206
R4	10.46	0.30	(0.66)	(0.36)	(1.26)	(0.42)	—	(1.68)	8.42	(4.08)	21	1.51	1.20	3.34	206
R5	10.35	0.30	(0.63)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.31	(3.86)	270	1.21	0.95	3.36	206
R6 (13)	9.11	0.23	(0.97)(8)	(0.74)	—	—	—	—	8.37	(8.13)(5)	9	1.08 (6)	0.90 (6)	3.97 (6)	206
Y	10.41	0.32	(0.65)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.37	(3.79)	46,879	1.20	0.90	3.55	206
F	10.42	0.33	(0.66)	(0.33)	(1.29)	(0.42)	—	(1.71)	8.38	(3.78)	21,693	1.09	0.90	3.74	206
For the Year Ended October 31, 2021
A	$7.76	$0.20	$2.69	$2.89	$(0.24)	$—	$—	$(0.24)	$10.41	37.82%	$18,783	1.54%	1.25%	2.11%	202%(14)
C	7.60	0.09	2.68	2.77	(0.17)	—	—	(0.17)	10.20	36.89	659	2.36	2.00	1.01	202 (14)
I	7.76	0.22	2.70	2.92	(0.26)	—	—	(0.26)	10.42	38.30	17,266	1.20	0.99	2.31	202 (14)
R3	7.80	0.17	2.71	2.88	(0.21)	—	—	(0.21)	10.47	37.54	120	1.83	1.50	1.83	202 (14)
R4	7.79	0.19	2.72	2.91	(0.24)	—	—	(0.24)	10.46	38.00	13	1.53	1.20	2.03	202 (14)
R5	7.71	0.23	2.67	2.90	(0.26)	—	—	(0.26)	10.35	38.36	310	1.23	0.95	2.41	202 (14)
Y	7.76	0.23	2.69	2.92	(0.27)	—	—	(0.27)	10.41	38.31	60,539	1.20	0.90	2.45	202 (14)
F	7.76	0.20	2.73	2.93	(0.27)	—	—	(0.27)	10.42	38.45	2,226	1.11	0.90	2.20	202 (14)
For the Year Ended October 31, 2020
A	$8.84	$0.13	$(0.97)	$(0.84)	$(0.24)	$—	$—	$(0.24)	$7.76	(9.85)%	$11,732	1.54%	1.25%	1.58%	316%(14)
C	8.64	0.07	(0.95)	(0.88)	(0.16)	—	—	(0.16)	7.60	(10.44)	1,732	2.32	2.00	0.84	316 (14)
I	8.83	0.16	(0.96)	(0.80)	(0.27)	—	—	(0.27)	7.76	(9.50)	13,318	1.15	0.98	1.92	316 (14)
R3	8.88	0.11	(0.97)	(0.86)	(0.22)	—	—	(0.22)	7.80	(10.03)	82	1.79	1.50	1.31	316 (14)
R4	8.86	0.14	(0.98)	(0.84)	(0.23)	—	—	(0.23)	7.79	(9.82)	22	1.48	1.20	1.70	316 (14)
R5	8.78	0.14	(0.95)	(0.81)	(0.26)	—	—	(0.26)	7.71	(9.59)	115	1.19	0.95	1.85	316 (14)
Y	8.84	0.16	(0.96)	(0.80)	(0.28)	—	—	(0.28)	7.76	(9.48)	46,915	1.14	0.90	1.95	316 (14)
F	8.83	0.16	(0.95)	(0.79)	(0.28)	—	—	(0.28)	7.76	(9.43)	72,321	1.07	0.90	1.99	316 (14)
Hartford Schroders Diversified Growth Fund (Consolidated)
For the Six-Month Period Ended April 30, 2025 (Unaudited)
I	$11.67	$0.13	$(0.13)	$—	$(0.20)	$(0.24)	$—	$(0.44)	$11.23	(0.09)%(5)	$126	0.84%(6)	0.80%(6)	2.27%(6)	50%
SDR	11.67	0.14	(0.13)	0.01	(0.22)	(0.24)	—	(0.46)	11.22	(0.03)(5)	126,427	0.71 (6)	0.65 (6)	2.39 (6)	50
For the Year Ended October 31, 2024
I	$9.64	$0.27	$1.85	$2.12	$(0.07)	$(0.02)	$—	$(0.09)	$11.67	22.06%	$126	0.89%	0.80%	2.42%	51%
SDR	9.64	0.28	1.85	2.13	(0.08)	(0.02)	—	(0.10)	11.67	22.25	77,264	0.79	0.65	2.54	51
For the Period Ended October 31, 2023(15)
I	$10.00	$0.04	$(0.40)	$(0.36)	$—	$—	$—	$—	$9.64	(3.60)%(5)	$96	2.04%(6)	0.80%(6)	3.72%(6)	15%(16)
SDR	10.00	0.02	(0.38)	(0.36)	—	—	—	—	9.64	(3.60)(5)	49,413	1.85 (6)	0.65 (6)	2.08 (6)	15 (16)

The accompanying notes are an integral part of these financial statements.

86

Hartford Multi-Strategy Funds
Financial Highlights – (continued)

FINANCIAL HIGHLIGHTS FOOTNOTES
(1)
Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)
Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charge. Total return would be reduced if sales charges were taken into account.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Ratios do not include expenses of the Underlying Funds and/or other investment companies, if applicable.
(5)	Not annualized.
(6)	Annualized.
(7)	Commenced operations as of the close of business on October 25, 2024.
(8)
Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(9)	Ratios reflect the impact of a shorter period and may not be indicative of the ratio for a full year.
(10)	Per share amount is less than $0.005.
(11)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 167% for the six-month period ended April
30, 2025 and 209%, 70%, 62%, 63% and 91% for the fiscal years ended October 31, 2024, October 31, 2023, October 31, 2022, October 31, 2021 and October 31, 2020, respectively.

(12)
Includes reimbursement from sub-adviser due to trade error. Without the reimbursement, the Fund’s total return for Class A, Class C, Class I, Class R3, Class R4, Class R5, Class R6,
Class Y and Class F would have been 15.75%, 14.95%, 16.18%, 15.47%, 15.74%, 16.14%, 16.23%, 16.14% and 16.20%, respectively.

(13)	Commenced operations on February 28, 2022.
(14)
Portfolio turnover excludes TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been 202% and 319% for the fiscal years ended
October 31, 2021 and October 31, 2020, respectively.

(15)	Commenced operations on September 20, 2023.
(16)	Reflects the Fund’s portfolio turnover for the period September 20, 2023 through October 31, 2023.
The accompanying notes are an integral part of these financial statements.

87

Hartford Multi-Strategy Funds
 Notes to Financial Statements
 April 30, 2025 (Unaudited)

1.
Organization:
The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. (each, a "Company" and collectively, the "Companies") are each an open-end registered management investment company comprised of thirty-six and fourteen series, respectively, as of April 30, 2025. Financial statements for the series of each Company listed below (each a "Fund" and collectively, the "Funds") are included in this report.
The Hartford Mutual Funds, Inc.:	Classes
The Hartford Balanced Income Fund (the "Balanced Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Checks and Balances Fund (the "Checks and Balances Fund")	A, C, I, R3, R4, R5 and F
The Hartford Conservative Allocation Fund (the "Conservative Allocation Fund")	A, C, I, R3, R4, R5, Y and F
The Hartford Growth Allocation Fund (the "Growth Allocation Fund")	A, C, I, R3, R4, R5 and F
Hartford Moderate Allocation Fund (the "Moderate Allocation Fund")	A, C, I, R3, R4, R5 and F
Hartford Multi-Asset Income Fund (the "Multi-Asset Income Fund")	A, C, I, R3, R4, R5, R6, Y and F
Hartford Real Asset Fund (the "Real Asset Fund")	A, C, I, R3, R4, R5, R6, Y and F
The Hartford Mutual Funds II, Inc.:
Hartford Schroders Diversified Growth Fund (the "Diversified Growth Fund")	I and SDR
Class Y shares of the Conservative Allocation Fund commenced operations as of the close of business on October 25, 2024. Class A shares of each Fund that offers Class A shares are sold with a front-end sales charge of up to 5.50%. Class C shares of each Fund that offers Class C shares are sold with a contingent deferred sales charge of up to 1.00% on shares redeemed within twelve months of purchase. Class C shares automatically convert to Class A shares of the same Fund after eight years provided that the Fund or the financial intermediary has records verifying that the Class C shares have been held for at least eight years. Classes I, R3, R4, R5, R6, Y, F and SDR shares do not have a sales charge.
Each of the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund invested in affiliated mutual funds and affiliated exchange-traded funds ("Affiliated Investment Companies" or "Underlying Funds") during the six-month period ended April 30, 2025. Each of the Growth Allocation Fund, Moderate Allocation Fund and Conservative Allocation Fund are referred to as the "Asset Allocation Funds."
The assets of each Fund are separate, and a shareholder's interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the U.S. Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, "Financial Services – Investment Companies".
2.
Significant Accounting Policies:
The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles ("U.S. GAAP"). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
a)
Determination of Net Asset Value – The net asset value ("NAV") of each class of each Fund’s shares is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (normally 4:00 p.m. Eastern Time) (the "NYSE Close") on each day that the Exchange is open ("Valuation Date"). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept purchase and redemption orders and calculate each Fund’s NAV in accordance with applicable law. The NAV of each class of each Fund's shares is determined by dividing the value of the Fund’s net assets attributable to the class of shares by the number of shares outstanding for that class. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
b)
Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services.

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Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, each Company's Board of Directors (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board ("Valuation Procedures").
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee (the "Valuation Committee"). The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, redeem or exchange shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of each Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•
Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.
•
Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order

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to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•
Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Value Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund's Schedule of Investments.
c)
Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.
The trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. The trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.
Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.
Idle cash and currency balances may be swept into overnight sweep accounts held in a demand deposit account at State Street Bank and Trust Company ("State Street") that earn interest, which are classified as interest income on the Statements of Operations.
Please refer to Note 8 for Securities Lending information.
d)
Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which such Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to net investment income or net realized or unrealized gain (loss) on investments in these securities, if applicable.
e)
Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.
A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.
Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.
f)
Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.
g)
Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the shareholders. The NAV of each class of each Fund’s shares is determined as of the close of

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business  on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of each Fund by dividing the Fund's net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by each Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.
Orders for the purchase of each Fund's shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.
Dividends are declared pursuant to a policy adopted by the respective Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each of Balanced Income Fund and Checks and Balances Fund is to pay dividends from net investment income, if any, quarterly and realized gains, if any, at least once a year. The policy of each of Conservative Allocation Fund, Growth Allocation Fund, Moderate Allocation Fund, Real Asset Fund and Diversified Growth Fund is to pay dividends from net investment income and realized gains, if any; at least once a year. Normally, dividends from net investment income of Multi-Asset Income Fund are declared and paid monthly and dividends from realized gains, if any, are paid at least once a year.
Long-term capital gains distributions received from other investment companies, if applicable, are distributed at least annually, when required. Unless shareholders specify otherwise, all dividends and distributions from a Fund will be automatically reinvested in additional full or fractional shares of the Fund.
Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.
h)
Basis for Consolidation – Each of Real Asset Fund and Diversified Growth Fund may invest up to 25% of its total assets in a wholly-owned subsidiary of such Fund (each a "Subsidiary"). Each Subsidiary is organized under the laws of the Cayman Islands and is consolidated in the respective Fund’s financial statements. All intercompany balances, revenues, and expenses have been eliminated in consolidation. A Subsidiary of a Fund acts as an investment vehicle in order to enter into certain investments (primarily commodities) for the Fund consistent with the investment objectives and policies specified in the Prospectus and Statement of Additional Information.
i)
Segment Reporting – The Funds adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Each Fund operates in one segment. The segment derives its revenues from Fund investments made in accordance with the defined investment strategy of such Fund, as prescribed in its prospectus. The Chief Operating Decision Maker (“CODM”) is the Senior Leadership Committee of the Investment Manager. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund's single segment is consistent with that presented within the Fund’s financial statements and financial highlights.
3.
Securities and Other Investments:
The following sets forth a description of securities and other investments for each Fund, except the Asset Allocation Funds and the Checks and Balances Fund.
a)
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund's Schedule of Investments.
b)
Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of April 30, 2025.
A Fund may enter into to-be announced ("TBA") commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although each Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do

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so. If the TBA commitment is closed through the acquisition of an offsetting TBA commitment, each Fund realizes a gain or loss. In a TBA roll transaction, each Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage-backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. See each Fund's Schedule of Investments, if applicable, for TBA commitments as of April 30, 2025.
c)
Senior Floating Rate Interests – A Fund may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the "Borrower"), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debt holders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate a Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.
Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund's Schedule of Investments, if applicable, for outstanding senior floating rate interests as of April 30, 2025.
d)
Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund's Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of April 30, 2025.
e)
Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund's Schedule of Investments, if applicable, for inflation-indexed bonds as of April 30, 2025.
f)
Equity Linked Securities – A Fund may invest in equity linked securities, which usually convert into common stock at a date predetermined by the issuer. These securities generally offer a higher dividend yield than that of the common stock to which the security is linked. These instruments are issued by a company other than the one to which the security is linked and carry the credit of the issuer, not that of the underlying common stock. The securities’ appreciation is limited based on a predetermined final cap price at the date of the conversion. Risks of investing in these securities include, but are not limited to, a set time to capture the yield advantage, limited appreciation potential, decline in value of the underlying stock, and failure of the issuer to pay dividends or to deliver common stock at maturity. Since equity linked securities are in note form, equity linked securities are also subject to certain debt securities risks. Investments in equity linked securities are also subject to liquidity risk, which may make equity linked securities difficult to sell and value. See each Fund's  Schedule of Investments, if applicable, for equity linked securities as of April 30, 2025.
g)
Repurchase Agreements – A repurchase agreement is an agreement between two parties whereby one party sells the other a security at a specified price with a commitment to repurchase the security later at an agreed-upon price, date and interest payment. Each Fund is

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permitted to enter into fully collateralized repurchase agreements. Each Company's Board of Directors has delegated to the sub-adviser(s), as applicable, the responsibility of evaluating the creditworthiness of the banks and securities dealers with which the Funds will engage in repurchase agreements. The sub-adviser(s) will monitor such transactions to ensure that the value of underlying collateral will be at least equal to the total amount of the repurchase obligation as required by the valuation provision of the repurchase agreement, including the accrued interest. Repurchase agreements carry the risk that the market value of the securities declines below the repurchase price. A Fund could also lose money if it is unable to recover the securities and the value of any collateral held. In the event the borrower commences bankruptcy proceedings, a court may characterize the transaction as a loan. If a Fund has not perfected a security interest in the underlying collateral, the Fund may be required to return the underlying collateral to the borrower’s estate and be treated as an unsecured creditor. As an unsecured creditor, the Fund could lose some or all of the principal and interest involved in the transaction. See each Fund's Schedule of Investments, if applicable, for repurchase agreements as of April 30, 2025.
4.
Financial Derivative Instruments:
The following disclosures contain information on the derivative instruments used by each of Balanced Income Fund, Multi-Asset Income Fund,Real Asset Fund and Diversified Growth Fund during the period, the credit-risk-related contingent features in certain derivative instruments, and how such derivative instruments affect the financial position and results of operations of the applicable Fund. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.
a)
Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant ("FCM") an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value ("variation margin") is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.
During the six-month period ended April 30, 2025, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Growth Fund had used Futures Contracts.
b)
Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.
Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.
During the six-month period ended April 30, 2025, each of Balanced Income Fund, Multi-Asset Income Fund, Real Asset Fund and Diversified Growth Fund had used Foreign Currency Contracts.
c)
Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter ("OTC") options or executed in a registered exchange ("exchange-traded options"). A Fund may write (sell) covered call and put options on futures, swaps ("swaptions"), securities, commodities or currencies. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and

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call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.
During the six-month period ended April 30, 2025, the Multi-Asset Income Fund had used Options Contracts.
d)
Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market ("OTC swaps") or cleared through a central counterparty or derivatives clearing organization ("centrally cleared swaps"). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value ("variation margin") on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.
Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).
A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.
Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.
Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A "buyer" of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy,

94

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A "seller’s" exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
During the six-month period ended April 30, 2025, each of Balanced Income Fund, Multi-Asset Income Fund and Diversified Growth Fund had used Credit Default Swap Contracts.
Interest Rate Swap Contracts – A Fund may use interest rate swaps to hedge interest rate and duration risk. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. Secured Overnight Financing Rate (“SOFR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.
If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.
During the six-month period ended April 30, 2025, the Multi-Asset Income Fund had used Interest Rate Swap Contracts.
Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund's investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as SOFR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.
Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. A Fund is also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.
During the six-month period ended April 30, 2025, each of Multi-Asset Income Fund and Diversified Growth Fund had used Total Return Swap Contracts.

95

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

e)
Additional Derivative Instrument Information:
Balanced Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$1,025,511	$—	$—	$—	$—	$1,025,511
Unrealized appreciation on foreign currency contracts	—	509,908	—	—	—	509,908
Unrealized appreciation on swap contracts(2)	—	—	269,021	—	—	269,021
Total	$1,025,511	$509,908	$269,021	$—	$—	$1,804,440
Liabilities:
Unrealized depreciation on futures contracts(1)	$1,484,752	$—	$—	$—	$—	$1,484,752
Unrealized depreciation on foreign currency contracts	—	2,486,728	—	—	—	2,486,728
Total	$1,484,752	$2,486,728	$—	$—	$—	$3,971,480

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(14,758,970)	$—	$—	$—	$—	$(14,758,970)
Net realized gain (loss) on swap contracts	—	—	(190,753)	—	—	(190,753)
Net realized gain (loss) on foreign currency contracts	—	756,161	—	—	—	756,161
Total	$(14,758,970)	$756,161	$(190,753)	$—	$—	$(14,193,562)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$5,315,970	$—	$—	$—	$—	$5,315,970
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	183,604	—	—	183,604
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(3,293,233)	—	—	—	(3,293,233)
Total	$5,315,970	$(3,293,233)	$183,604	$—	$—	$2,206,341
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	2,025
Futures Contracts Number of Short Contracts	(1,555)
Swap Contracts at Notional Amount	$43,775,833
Foreign Currency Contracts Purchased at Contract Amount	$14,913,837
Foreign Currency Contracts Sold at Contract Amount	$107,971,091

96

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Multi-Asset Income Fund
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$1,072,575	$—	$—	$279,989	$—	$1,352,564
Unrealized appreciation on foreign currency contracts	—	294,829	—	—	—	294,829
Unrealized appreciation on swap contracts(2)	275,064	—	582,511	136,733	—	994,308
Total	$1,347,639	$294,829	$582,511	$416,722	$—	$2,641,701
Liabilities:
Unrealized depreciation on futures contracts(1)	$520,528	$—	$—	$104,907	$—	$625,435
Unrealized depreciation on foreign currency contracts	—	853,039	—	—	—	853,039
Written options, market value	575,162	—	—	—	—	575,162
Unrealized depreciation on swap contracts(2)	252,241	—	54,306	4,903	—	311,450
Total	$1,347,931	$853,039	$54,306	$109,810	$—	$2,365,086

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(4,046,093)	$—	$—	$(1,980,749)	$—	$(6,026,842)
Net realized gain (loss) on swap contracts	(19,466)	—	555,075	(401,103)	—	134,506
Net realized gain (loss) on foreign currency contracts	—	(188,350)	—	—	—	(188,350)
Total	$(4,065,559)	$(188,350)	$555,075	$(2,381,852)	$—	$(6,080,686)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$3,433,083	$—	$—	$(33,358)	$—	$3,399,725
Net change in unrealized appreciation (depreciation) of written options contracts	(113,083)	—	—	—	—	(113,083)
Net change in unrealized appreciation (depreciation) of swap contracts	(68,663)	—	203,646	35,123	—	170,106
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(1,072,208)	—	—	—	(1,072,208)
Total	$3,251,337	$(1,072,208)	$203,646	$1,765	$—	$2,384,540
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	1,215
Futures Contracts Number of Short Contracts	(549)
Written Options at Notional Amount	$(5,493,333)
Swap Contracts at Notional Amount	$35,386,022
Foreign Currency Contracts Purchased at Contract Amount	$6,652,725
Foreign Currency Contracts Sold at Contract Amount	$57,408,399

97

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Real Asset Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$—	$217,267	$217,267
Unrealized appreciation on foreign currency contracts	—	3,555	—	—	—	3,555
Total	$—	$3,555	$—	$—	$217,267	$220,822
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$—	$312,891	$312,891
Total	$—	$—	$—	$—	$312,891	$312,891

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$—	$127,886	$127,886
Net realized gain (loss) on foreign currency contracts	—	(26,192)	—	—	—	(26,192)
Total	$—	$(26,192)	$—	$—	$127,886	$101,694
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$—	$(20,201)	$(20,201)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	3,555	—	—	—	3,555
Total	$—	$3,555	$—	$—	$(20,201)	$(16,646)
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	198
Futures Contracts Number of Short Contracts	(57)
Foreign Currency Contracts Purchased at Contract Amount	$691,245
Foreign Currency Contracts Sold at Contract Amount	$745,324

98

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Diversified Growth Fund (Consolidated)
The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$287,793	$—	$—	$202,580	$—	$490,373
Unrealized appreciation on foreign currency contracts	—	98,533	—	—	—	98,533
Unrealized appreciation on swap contracts(2)	—	—	94,377	—	—	94,377
Total	$287,793	$98,533	$94,377	$202,580	$—	$683,283
Liabilities:
Unrealized depreciation on futures contracts(1)	$—	$—	$—	$447,320	$—	$447,320
Unrealized depreciation on foreign currency contracts	—	189,987	—	—	—	189,987
Total	$—	$189,987	$—	$447,320	$—	$637,307

(1)
Amount represents the cumulative appreciation and depreciation on futures contracts as disclosed within the Schedule of Investments under the open “Futures
Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)
Amount represents the cumulative appreciation and depreciation on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation and depreciation on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended April 30, 2025:
	Risk Exposure Category
	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$(170,862)	$—	$—	$(2,165,972)	$—	$(2,336,834)
Net realized gain (loss) on swap contracts	246	—	(4,059)	(302,896)	—	(306,709)
Net realized gain (loss) on foreign currency contracts	—	(81,721)	—	—	—	(81,721)
Total	$(170,616)	$(81,721)	$(4,059)	$(2,468,868)	$—	$(2,725,264)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$495,108	$—	$—	$(5,000)	$—	$490,108
Net change in unrealized appreciation (depreciation) of swap contracts	—	—	97,447	—	—	97,447
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	(43,967)	—	—	—	(43,967)
Total	$495,108	$(43,967)	$97,447	$(5,000)	$—	$543,588
For the period ended April 30, 2025, the average monthly amount or number per contract outstanding for each derivative type was as follows:
Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Number of Long Contracts	397
Futures Contracts Number of Short Contracts	(44)
Swap Contracts at Notional Amount	$9,671,098
Foreign Currency Contracts Purchased at Contract Amount	$9,786,260
Foreign Currency Contracts Sold at Contract Amount	$17,523,930
f)
Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund's custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to a Fund, against any liabilities or payment obligations of the Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund's custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers

99

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.
The following tables present a Fund's derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement ("MNA") and net of the related collateral received/pledged by a Fund as of April 30, 2025:
Balanced Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$509,908	$(2,486,728)
Futures contracts	1,025,511	(1,484,752)
Swap contracts	269,021	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,804,440	(3,971,480)
Derivatives not subject to a MNA	(1,294,532)	1,484,752
Total gross amount of assets and liabilities subject to MNA or similar agreements	$509,908	$(2,486,728)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$55,803	$(55,803)	$—	$—	$—
Citibank NA	124,599	(68,841)	—	—	55,758
Deutsche Bank Securities, Inc.	68,590	(68,590)	—	—	—
Goldman Sachs & Co.	17,292	(17,292)	—	—	—
JP Morgan Chase & Co.	49,247	—	—	—	49,247
Morgan Stanley	14,696	(2,069)	—	—	12,627
Societe Generale Group	80,456	—	—	—	80,456
State Street Global Markets LLC	5,729	(5,729)	—	—	—
UBS AG	93,496	—	—	—	93,496
Total	$509,908	$(218,324)	$—	$—	$291,584

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(204,143)	$55,803	$—	$—	$(148,340)
BNP Paribas Securities Services	(15,265)	—	—	—	(15,265)
Citibank NA	(68,841)	68,841	—	—	—
Deutsche Bank Securities, Inc.	(1,880,251)	68,590	—	—	(1,811,661)
Goldman Sachs & Co.	(53,318)	17,292	—	—	(36,026)
Morgan Stanley	(2,069)	2,069	—	—	—
State Street Global Markets LLC	(134,029)	5,729	—	—	(128,300)
Wells Fargo Bank NA	(128,812)	—	—	—	(128,812)
Total	$(2,486,728)	$218,324	$—	$—	$(2,268,404)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Multi-Asset Income Fund
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$294,829	$(853,039)
Futures contracts	1,352,564	(625,435)
Swap contracts	994,308	(311,450)
Written options	—	(575,162)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	2,641,701	(2,365,086)
Derivatives not subject to a MNA	(2,210,139)	931,982
Total gross amount of assets and liabilities subject to MNA or similar agreements	$431,562	$(1,433,104)

100

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Bank of America Securities LLC	$2,192	$(2,192)	$—	$—	$—
Barclays	2,229	(2,229)	—	—	—
Citibank NA	3,930	(3,930)	—	—	—
Deutsche Bank Securities, Inc.	50,662	(50,662)	—	—	—
Goldman Sachs & Co.	17,628	(17,628)	—	—	—
JP Morgan Chase & Co.	112,309	(10,827)	—	—	101,482
Morgan Stanley	11,061	(409)	—	—	10,652
Nomura International	136,733	(4,903)	—	—	131,830
Societe Generale Group	19,632	—	—	—	19,632
Standard Chartered Bank	6,992	(6,992)	—	—	—
State Street Global Markets LLC	7,124	(7,124)	—	—	—
UBS AG	31,561	—	—	—	31,561
Wells Fargo Bank NA	29,509	—	—	—	29,509
Total	$431,562	$(106,896)	$—	$—	$324,666

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of America Securities LLC	$(602,325)	$2,192	$—	$—	$(600,133)
Barclays	(10,803)	2,229	—	—	(8,574)
BNP Paribas Securities Services	(412)	—	—	—	(412)
Canadian Imperial Bank of Commerce	(77)	—	—	—	(77)
Citibank NA	(15,623)	3,930	—	—	(11,693)
Deutsche Bank Securities, Inc.	(463,989)	50,662	—	—	(413,327)
Goldman Sachs & Co.	(70,530)	17,628	—	—	(52,902)
HSBC Bank USA	(15,949)	—	—	—	(15,949)
JP Morgan Chase & Co.	(10,827)	10,827	—	—	—
Morgan Stanley	(409)	409	—	—	—
NatWest Markets Plc	(77,591)	—	—	—	(77,591)
Nomura International	(4,903)	4,903	—	—	—
Standard Chartered Bank	(90,403)	6,992	—	—	(83,411)
State Street Global Markets LLC	(69,263)	7,124	—	—	(62,139)
Total	$(1,433,104)	$106,896	$—	$—	$(1,326,208)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Real Asset Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$3,555	$—
Futures contracts	217,267	(312,891)
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	220,822	(312,891)
Derivatives not subject to a MNA	(217,267)	312,891
Total gross amount of assets and liabilities subject to MNA or similar agreements	$3,555	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Citibank NA	$3,555	$—	$—	$—	$3,555
Total	$3,555	$—	$—	$—	$3,555

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

101

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Diversified Growth Fund (Consolidated)
Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$98,533	$(189,987)
Futures contracts	490,373	(447,320)
Swap contracts	94,377	—
Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	683,283	(637,307)
Derivatives not subject to a MNA	(584,750)	447,320
Total gross amount of assets and liabilities subject to MNA or similar agreements	$98,533	$(189,987)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Barclays	$30,961	$(30,961)	$—	$—	$—
Goldman Sachs & Co.	11,758	(465)	—	—	11,293
HSBC Bank USA	1,504	(1,504)	—	—	—
Morgan Stanley	5,660	(5,660)	—	—	—
UBS AG	48,650	(17,499)	—	—	31,151
Total	$98,533	$(56,089)	$—	$—	$42,444

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Barclays	$(120,466)	$30,961	$—	$—	$(89,505)
Goldman Sachs & Co.	(465)	465	—	—	—
HSBC Bank USA	(39,260)	1,504	—	—	(37,756)
Morgan Stanley	(12,297)	5,660	—	—	(6,637)
UBS AG	(17,499)	17,499	—	—	—
Total	$(189,987)	$56,089	$—	$—	$(133,898)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.
5.
Principal Risks:
A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks. References to "Fund" in this section include the Fund or an Underlying Fund, as applicable.
The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.
Investments in securities of other investment companies are subject to the risks that apply to the other investment companies’ strategies and portfolio holdings. The success of a Fund’s investment in these securities is directly related, in part, to the ability of the other investment companies to meet their investment objectives. In addition, investments in exchange-traded funds (“ETFs”) are subject to the additional risk that shares of the ETF may trade at a premium or discount to their net asset value per share, or may not have an active trading market available. A Fund will indirectly bear a pro rata share of fees and expenses incurred by any investment companies in which the Fund is invested and may be higher or lower depending on the allocation of the Fund’s assets among the investment companies and the actual expenses of the investment companies.
Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to

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 April 30, 2025 (Unaudited)

changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.
Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. Non-U.S. issuers may also be affected by political, social, economic or diplomatic developments in a foreign country or region or the U.S. (including the imposition of sanctions, tariffs, or other governmental restrictions). These risks are heightened for investments in issuers from countries with less developed markets.
Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.
Geopolitical events, including the invasion of Ukraine by Russia and the conflict between Israel and Hamas, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
A widespread health crisis, such as a global pandemic, could cause substantial market volatility, exchange trading suspensions or restrictions and closures of securities exchanges and businesses, impact the ability to complete redemptions, and adversely impact Fund performance.
6.
Federal Income Taxes:
a)
Each Fund intends to continue to qualify as a Regulated Investment Company ("RIC") under Subchapter M of the Internal Revenue Code ("IRC") by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2025. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.
b)
Capital Loss Carryforward – Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses for an unlimited period.

103

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

At October 31, 2024 (tax year end), each Fund's capital loss carryforwards for U.S. federal income tax purposes were as follows:
Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
Conservative Allocation Fund*	$20,169,649	$3,150,637
Moderate Allocation Fund	—	51,360
Multi-Asset Income Fund	13,866,911	—
Real Asset Fund (Consolidated)*	11,272,359	87,814,729

*	Future utilization of losses are subject to limitation under current tax laws.
During the year ended October 31, 2024, Balanced Income Fund utilized $15,071,029, Conservative Allocation Fund utilized $1,733,006, Growth Allocation Fund utilized $3,980,862, Moderate Allocation Fund utilized $4,752,433, Multi-Asset Income Fund utilized $28,473,303, and Real Asset Fund utilized $5,782,576, of prior year capital loss carryforwards.
Each of Balanced Income Fund, Checks and Balances Fund, Growth Allocation Fund and Diversified Growth Fund had no capital loss carryforwards for U.S. income tax purposes at October 31, 2024.
c)
Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at April 30, 2025 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced Income Fund	$10,876,790,993	$966,849,237	$(434,431,746)	$532,417,491
Checks and Balances Fund	1,181,224,969	171,861,846	(45,182,991)	126,678,855
Conservative Allocation Fund	137,728,320	7,833,954	(3,351,983)	4,481,971
Growth Allocation Fund	439,654,528	85,632,063	(7,462,893)	78,169,170
Moderate Allocation Fund	271,824,643	39,137,416	(8,677,602)	30,459,814
Multi-Asset Income Fund	559,023,217	20,981,286	(20,637,798)	343,488
Real Asset Fund (Consolidated)	55,417,281	4,267,737	(2,549,146)	1,718,591
Diversified Growth Fund (Consolidated)	112,128,702	11,343,525	(2,307,095)	9,036,430
7.
Expenses:
a)
Investment Management Agreement – HFMC serves as each Fund's investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Insurance Group, Inc. (formerly, The Hartford Financial Services Group, Inc.) (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund.  HFMC has entered into sub-advisory agreements with each of Wellington Management Company LLP (“Wellington Management”) and Schroder Investment Management North America Inc. (“SIMNA”). Wellington Management serves as a sub-adviser to each of Balanced Income Fund, Multi-Asset Income Fund and Real Asset Fund (each a “Wellington Sub-Advised Fund” and collectively, the “Wellington Sub-Advised Funds”). Wellington Management performs the daily investment of the assets for the Wellington Sub-Advised Funds. SIMNA serves as the sub-adviser to Diversified Growth Fund (the "Schroders Sub-Advised Fund"), and Schroder Investment Management North America Limited ("SIMNA Ltd."), an affiliate of SIMNA, serves as a sub-sub-adviser to Diversified Growth Fund. SIMNA performs the daily investment of the assets for the Schroders Sub-Advised Fund and SIMNA may allocate assets to or from SIMNA Ltd. in connection with the daily investment of the assets for the Schroders Sub-Advised Fund. HFMC is responsible for the day-to-day management of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund. As of April 30, 2025, each Fund, except Checks and Balances Fund and Conservative Allocation Fund, pays a fee to HFMC under the Investment Management Agreement. With respect to the sub-advised funds, HFMC pays a sub-advisory fee to the respective sub-adviser out of its management fee. SIMNA pays a sub-sub-advisory fee to SIMNA Ltd. out of the sub-advisory fee for Diversified Growth Fund.
The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of April 30, 2025; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

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 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Fund	Management Fee Rates
Balanced Income Fund	0.7000% on first $250 million and;
0.6300% on next $250 million and;
0.6000% on next $500 million and;
0.5700% on next $1.5 billion and;
0.5500% on next $2.5 billion and;
0.5300% on next $5 billion and;
0.4500% on next $2 billion and;
0.3900% over $12 billion
Checks and Balances Fund and Conservative Allocation Fund	None
Growth Allocation Fund and Moderate Allocation Fund	0.1000% on first $500 million and;
0.0950% on next $500 million and;
0.0900% on next $1.5 billion and;
0.0800% on next $2.5 billion and;
0.0700% on next $2.5 billion and;
0.0600% on next $2.5 billion and;
0.0500% over $10 billion
Multi-Asset Income Fund	0.5900% on first $500 million and;
0.5500% on next $250 million and;
0.5000% on next $250 million and;
0.4750% on next $4 billion and;
0.4725% on next $5 billion and;
0.4700% over $10 billion
Real Asset Fund(1)	0.7950% on first $500 million and;
0.7600% on next $500 million and;
0.7300% on next $1.5 billion and;
0.7000% on next $2.5 billion and;
0.6600% over $5 billion
Diversified Growth Fund (Excluding assets invested in any mutual fund or exchange-traded fund for which the Investment Manager or its affiliates serves as investment manager (“Affiliated Funds”))(2)	0.5500% on first $1 billion and;
0.5300% over $1 billion

Diversified Growth Fund (Invested in Affiliated Funds)	0.0000% on all assets invested in Affiliated Funds

(1)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Real Asset Fund in an amount equal to the management fee paid to it by the Real Asset Fund's Subsidiary. This waiver will remain in effect for as long as the Real Asset Fund remains invested in the Subsidiary.
(2)
HFMC has contractually agreed to waive a portion of the management fee it receives from the Diversified Growth Fund in an amount equal to the management fee paid to it by the Diversified Growth Fund's Subsidiary. This waiver will remain in effect for as long as the Diversified Growth Fund remains invested in the Subsidiary.
b)
Accounting Services Agreement – HFMC provides the Funds with accounting services pursuant to a fund accounting agreement by and between each Company, on behalf of its respective Funds, and HFMC. HFMC has delegated certain accounting and administrative service functions to State Street. In consideration of services rendered and expenses assumed pursuant to the fund accounting agreement, each Fund pays HFMC a fee. The fund accounting fee for each Fund is equal to the greater of: (A) the sum of (i) the sub-accounting fee payable by HFMC with respect to the Fund; (ii) the fee payable for tax preparation services for the Fund; and (iii) the amount of expenses that HFMC allocates for providing the fund accounting services to the Fund; plus a target profit margin; or (B) $40,000 per year; provided, however, that to the extent the annual amount of the fund accounting fee exceeds 0.02% of the Fund’s average net assets (calculated during its current fiscal year), HFMC shall waive such portion of the fund accounting fee.
c)
Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund. As of April 30, 2025, HFMC contractually agreed to limit

105

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

the total annual fund operating expenses until the dates stated in the footnotes to the table below (unless the applicable Board of Directors approves its earlier termination) as follows for each of the following Funds:
Expense Limit as a Percentage of Average Daily Net Assets
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund(1)	1.13%	1.89%	0.84%	1.44%	1.14%	0.84%	N/A	0.84%	0.73%	N/A
Real Asset Fund (Consolidated)(2)	1.25%	2.00%	1.00%	1.50%	1.20%	0.95%	0.90%	0.90%	0.90%	N/A
Diversified Growth Fund (Consolidated)(3)	N/A	N/A	0.80%	N/A	N/A	N/A	N/A	N/A	N/A	0.65%

(1)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions and extraordinary expenses until February 28, 2026.
(2)	HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses and extraordinary expenses until February 28, 2026.
(3)
HFMC has contractually agreed to reimburse expenses excluding taxes, interest expenses, brokerage commissions, acquired fund fees and expenses resulting from the
Fund’s investments in investment companies other than Affiliated Funds, and extraordinary expenses until February 28, 2026.

d)
Fees Paid Indirectly – Certain Funds have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of a Fund's expenses. For the six-month period ended April 30, 2025, these amounts, if any, are included in the Statements of Operations.
The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. For the six-month period ended April 30, 2025, the amount of fees recaptured did not impact the ratio of expenses to average net assets in the financial highlights.
e)
Sales Charges and Distribution and Service Plan for Class A, C, R3 and R4 Shares – Hartford Funds Distributors, LLC ("HFD"), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. For the six-month period ended April 30, 2025, HFD received front-end sales charges and contingent deferred sales charges for each Fund as follows:
Fund	Front-End Sales Charges	Contingent Deferred Sales Charges
Balanced Income Fund	$1,093,869	$38,330
Checks and Balances Fund	404,640	3,187
Conservative Allocation Fund	20,900	682
Growth Allocation Fund	145,271	1,738
Moderate Allocation Fund	67,745	1,013
Multi-Asset Income Fund	54,238	503
Real Asset Fund (Consolidated)	12,686	11
The Board of Directors of each Company has approved the adoption of a separate distribution plan (each a "Plan") pursuant to Rule 12b-1 under the 1940 Act for each of Class A, C, R3 and R4 shares. Under a Plan, Class A, Class C, Class R3 and Class R4 shares of a Fund, as applicable, bear distribution and/or service fees paid to HFD, some or all of which may be paid to select broker-dealers. Pursuant to the Class A Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class A shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class C Plan, a Fund may pay HFD a fee of up to 1.00% of the average daily net assets attributable to Class C shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. The Class C Plan also provides that HFD will receive all contingent deferred sales charges attributable to Class C shares. Pursuant to the Class R3 Plan, a Fund may pay HFD a fee of up to 0.50% of the average daily net assets attributable to Class  R3 shares for distribution financing activities, and up to 0.25% may be used for shareholder account servicing activities. Pursuant to the Class R4 Plan, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets attributable to Class R4 shares for distribution financing activities. The entire amount of the fee may be used for shareholder account servicing activities. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.  Any 12b-1 fees attributable to assets held in an account held directly with the Funds’ transfer agent for which there is not a third-party listed as the broker-dealer of record (or HFD does not otherwise have a payment obligation) are generally reimbursed to the applicable Fund. Such amounts are reflected as "Distribution fee reimbursements" on the Statements of Operations.
f)
Remuneration Paid to Directors and Officers – The remuneration paid to directors is disclosed in the Statements of Operations under the caption "Board of Directors' fees." The Funds pay a portion of each Company's chief compliance officer’s ("CCO") compensation, but otherwise do not pay salaries or compensation to any of their officers or directors who are employed by HFMC and/or The Hartford or its subsidiaries. For the six-month period ended April 30, 2025, the compensation paid to the CCO is included on the Statements of Operations as “Chief Compliance Officer fees”.
g)
Hartford Administrative Services Company ("HASCO"), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Each Fund pays HASCO a transfer agency fee payable monthly based on the lesser of (i) the costs of providing or overseeing transfer

106

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

agency services provided to each share class of such Fund plus a target profit margin or (ii) a Specified Amount (as defined in the table below). Such fee is intended to compensate HASCO for: (i) fees payable by HASCO to SS&C GIDS, Inc. ("SS&C") (and any other designated sub-agent) according to the agreed-upon fee schedule under the sub-transfer agency agreement between HASCO and SS&C (or between HASCO and any other designated sub-agent, as applicable); (ii) sub-transfer agency fees payable by HASCO to financial intermediaries, according to the agreed-upon terms between HASCO and the financial intermediaries, provided that such payments are within certain limits approved by the applicable Company's Board of Directors; (iii) certain expenses that HASCO’s parent company, Hartford Funds Management Group, Inc., allocates to HASCO that relate to HASCO’s transfer agency services provided to the Fund; and (iv) a target profit margin.
Share Class	Specified Amount (as a percentage average daily net assets)
Class A	0.250%
Class C	0.250%
Class I	0.200%
Class R3	0.220%
Class R4	0.170%
Class R5	0.120%
Class R6	0.004%
Class Y	0.110%
Class F	0.004%
Class SDR	0.004%
From November 1, 2024 through February 28, 2025, HASCO contractually agreed to waive and/or reimburse a portion of the transfer agency fees for Class I of the Fund listed below to the extent necessary to limit the transfer agency fees as follows:
Fund	Class I
Balanced Income Fund	0.082%
Pursuant to a sub-transfer agency agreement between HASCO and SS&C, HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to SS&C. Each Fund does not pay any fee directly to SS&C; rather, HASCO makes all such payments to SS&C. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.
For the six-month period ended April 30, 2025, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class' average daily net assets is as follows:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Balanced Income Fund	0.08%	0.10%	0.09%	0.21%	0.16%	0.11%	0.00%*	0.11%	0.00%*	N/A
Checks and Balances Fund	0.09%	0.13%	0.12%	0.21%	0.16%	0.11%	N/A	N/A	0.00%*	N/A
Conservative Allocation Fund	0.13%	0.17%	0.10%	0.22%	0.16%	0.11%	N/A	0.09%	0.00%*	N/A
Growth Allocation Fund	0.13%	0.23%	0.12%	0.21%	0.17%	0.11%	N/A	N/A	0.00%*	N/A
Moderate Allocation Fund	0.12%	0.21%	0.12%	0.21%	0.16%	0.10%	N/A	N/A	0.00%*	N/A
Multi-Asset Income Fund	0.16%	0.15%	0.12%	0.22%	0.17%	0.12%	0.00%*	0.11%	0.00%*	N/A
Real Asset Fund (Consolidated)	0.15%	0.25%	0.10%	0.21%	0.16%	0.12%	0.00%*	0.11%	0.00%*	N/A
Diversified Growth Fund (Consolidated)	N/A	N/A	0.13%	N/A	N/A	N/A	N/A	N/A	N/A	0.00%*

*	Percentage rounds to zero.
8.
Securities Lending:
A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. A Fund may lend portfolio securities, provided that the borrower provides collateral that is maintained in an amount at least equal to the current market value of the securities loaned. Cash collateral is invested for the benefit of a Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned. The contractual maturities of the securities lending transactions are considered overnight and continuous. Each of Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Allocation Fund do not currently engage in securities lending.
A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the Fund could lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral; (iv) the risk that the borrower may use the loaned securities to cover a short

107

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; (vi) the risk that any efforts to restrict or recall the securities for purposes of voting may not be effective; and (vii) operational risks (i.e., the risk of losses resulting from problems in the settlement and accounting process especially so in certain international markets). These events could also trigger adverse tax consequences for a Fund.
A Fund retains loan fees and the interest on cash collateral investments but is required to pay the borrower a rebate for the use of cash collateral. In cases where the lent security is of high value to borrowers, there may be a negative rebate (i.e., a net payment from the borrower to the applicable Fund). Upon termination of a loan, a Fund is required to return to the borrower an amount equal to the cash collateral, plus any rebate owed to the borrowers.
The net income earned on the securities lending (after payment of rebates and the lending agent's fee) is included on the Statements of Operations as Investment Income from securities lending. A Fund also receives payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Investment Income from dividends or interest, respectively, on the Statements of Operations.
The following table presents for each Fund that lends its portfolio securities the market value of the securities on loan and the cash and non-cash collateral posted by the borrower as of April 30, 2025.
Fund	Investment Securities on Loan, at market value, Presented on the Statements of Assets and Liabilities	Cash Collateral(1)	Non-Cash Collateral(1)
Balanced Income Fund	$50,403,428	$52,693,196	$—
Multi-Asset Income Fund	—	—	—
Real Asset Fund (Consolidated)	—	—	—
Diversified Growth Fund (Consolidated)	—	—	—

(1)
It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract due to timing.

9.
Affiliate Fund Transactions:
A summary of affiliated investment companies transactions for the Checks and Balances Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Allocation Fund for the period ended April 30, 2025 is as follows:
Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Checks and Balances Fund
Hartford Total Return Bond ETF	$463,264,789	$32,029,680	$59,204,017	$(9,661,842)	$9,299,118	$435,727,728	12,906,627	$11,011,742	$—
The Hartford Capital Appreciation Fund, Class F	466,386,945	97,466,774	57,590,095	(1,388,531)	(67,110,424)	437,764,669	11,057,456	4,005,856	43,184,639
The Hartford Dividend and Growth Fund, Class F	469,711,707	78,925,353	58,561,046	(506,178)	(55,158,409)	434,411,427	13,416,041	5,387,469	39,134,797
Total	$1,399,363,441	$208,421,807	$175,355,158	$(11,556,551)	$(112,969,715)	$1,307,903,824	37,380,124	$20,405,067	$82,319,436
Conservative Allocation Fund
Hartford Core Bond ETF	$29,823,229	$—	$3,272,955	$(633,008)	$687,946	$26,605,212	759,162	$650,272	$—
Hartford Core Equity Fund, Class F	14,936,357	3,026,862	2,888,060	(109,684)	(1,190,043)	13,775,432	273,431	109,981	1,124,190
Hartford Large Cap Growth ETF	7,911,127	—	1,703,535	120,473	(98,960)	6,229,105	292,309	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	3,816,021	—	—	—	385,759	4,201,780	129,885	75,014	—
Hartford Schroders Core Fixed Income Fund, Class F	19,978,172	1,714,821	7,223,184	(577,383)	521,405	14,413,831	1,676,027	370,671	—

108

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Conservative Allocation Fund – (continued)
Hartford Schroders Emerging Markets Equity Fund, Class F	$1,877,657	$102,026	$163,770	$(6,721)	$(18,375)	$1,790,817	104,665	$24,613	$—
Hartford Schroders International Contrarian Value Fund, Class F	3,051,200	760,227	954,799	(22,565)	250,174	3,084,237	214,630	56,088	43,063
Hartford Small Cap Value Fund, Class F	2,269,567	1,052,032	1,358,121	(50,844)	(276,018)	1,636,616	149,736	40,097	61,361
Hartford Strategic Income ETF	6,415,790	9,860,498	—	—	(280,589)	15,995,699	467,913	331,156	—
Hartford US Quality Growth ETF	3,046,563	—	—	—	(70,256)	2,976,307	60,696	8,025	—
Hartford US Value ETF	3,468,405	—	—	—	(206,142)	3,262,263	70,529	34,277	—
The Hartford Equity Income Fund, Class F	6,844,935	1,755,696	1,352,998	(80,426)	(535,208)	6,631,999	334,611	83,976	483,292
The Hartford Growth Opportunities Fund, Class F	—	—	33	33	—	—	—	—	—
The Hartford Inflation Plus Fund, Class F	6,155,800	3,210,909	912,562	(18,990)	140,472	8,575,629	822,208	120,421	—
The Hartford International Growth Fund, Class F	2,664,330	51,525	397,947	14,580	118,455	2,450,943	138,472	13,267	—
The Hartford International Opportunities Fund, Class F	4,554,290	216,128	525,635	2,472	258,889	4,506,144	228,738	76,510	—
The Hartford Small Company Fund, Class F	2,241,186	562,040	862,654	(13,841)	(154,590)	1,772,141	85,985	—	—
The Hartford Strategic Income Fund, Class F	10,459,858	293,149	10,776,638	(146,708)	170,339	—	—	261,962	—
The Hartford World Bond Fund, Class F	23,029,109	5,935,493	4,951,609	(175,991)	465,134	24,302,136	2,375,575	652,834	—
Total	$152,543,596	$28,541,406	$37,344,500	$(1,698,603)	$168,392	$142,210,291	8,184,572	$2,909,164	$1,711,906
Growth Allocation Fund
Hartford Core Bond ETF	$30,208,867	$—	$3,787,740	$(722,515)	$769,327	$26,467,939	755,245	$672,845	$—
Hartford Core Equity Fund, Class F	114,546,566	14,163,636	15,781,119	9,236	(10,960,507)	101,977,812	2,024,172	883,034	9,063,839
Hartford Large Cap Growth ETF	57,343,669	3,497,570	7,552,105	1,752,628	(2,343,880)	52,697,882	2,472,918	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	35,089,974	—	—	—	3,547,216	38,637,190	1,194,349	689,782	—
Hartford Multifactor US Equity ETF	57,641,936	—	60,192,317	24,166,944	(21,616,563)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	21,637,038	8,214,218	10,689,494	(594,351)	554,083	19,121,494	2,223,430	407,497	—
Hartford Schroders Emerging Markets Equity Fund, Class F	10,618,502	4,879,797	503,013	(11,746)	(152,849)	14,830,691	866,785	195,977	—

109

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Growth Allocation Fund – (continued)
Hartford Schroders International Contrarian Value Fund, Class F	$—	$29,907,249	$5,745,094	$227,683	$2,608,813	$26,998,651	1,878,821	$499,937	$410,914
Hartford Schroders International Multi-Cap Value Fund, Class F	31,394,573	—	31,029,873	3,672,365	(4,037,065)	—	—	—	—
Hartford Small Cap Value Fund, Class F	18,518,884	5,889,551	8,377,774	(130,634)	(2,666,822)	13,233,205	1,210,723	336,660	538,381
Hartford Strategic Income ETF	—	13,230,434	—	—	(162,765)	13,067,669	382,261	95,172	—
Hartford US Quality Growth ETF	—	26,600,374	—	—	(2,086,441)	24,513,933	499,914	66,100	—
Hartford US Value ETF	—	28,000,400	—	—	(2,673,312)	25,327,088	547,563	266,116	—
The Hartford Equity Income Fund, Class F	45,880,480	17,738,160	3,498,545	(320,774)	(4,935,429)	54,863,892	2,768,108	672,718	3,936,835
The Hartford Growth Opportunities Fund, Class F	8,764,460	—	9,668,956	4,340,538	(3,436,042)	—	—	—	—
The Hartford International Growth Fund, Class F	19,898,828	3,679,764	2,056,323	127,200	1,031,156	22,680,625	1,281,391	120,275	—
The Hartford International Opportunities Fund, Class F	42,683,803	721,595	4,023,760	431,824	1,977,950	41,791,412	2,121,391	721,594	—
The Hartford Small Company Fund, Class F	17,643,220	5,790,242	7,745,197	(519,858)	(1,284,748)	13,883,659	673,637	—	—
The Hartford Strategic Income Fund, Class F	5,372,848	170,134	5,556,825	470,517	(456,674)	—	—	141,632	—
The Hartford World Bond Fund, Class F	23,050,484	13,734,479	9,375,647	(10,859)	332,099	27,730,556	2,710,709	753,663	—
Total	$540,294,132	$176,217,603	$185,583,782	$32,888,198	$(45,992,453)	$517,823,698	23,611,417	$6,523,002	$13,949,969
Moderate Allocation Fund
Hartford Core Bond ETF	$41,555,007	$—	$1,544,442	$(303,044)	$375,454	$40,082,975	1,143,741	$939,667	$—
Hartford Core Equity Fund, Class F	58,775,715	7,618,106	17,081,526	5,322,773	(9,475,473)	45,159,595	896,379	375,705	3,879,332
Hartford Large Cap Growth ETF	24,148,357	—	3,127,888	813,760	(983,204)	20,851,025	978,462	—	—
Hartford Multifactor Developed Markets (ex-US) ETF	16,675,530	—	—	—	1,685,715	18,361,245	567,581	327,800	—
Hartford Multifactor US Equity ETF	21,820,659	—	22,786,119	9,065,069	(8,099,609)	—	—	—	—
Hartford Schroders Core Fixed Income Fund, Class F	26,171,075	6,509,351	10,147,235	(643,683)	595,216	22,484,724	2,614,503	518,144	—
Hartford Schroders Emerging Markets Equity Fund, Class F	5,336,310	2,047,438	216,253	(4,666)	(75,787)	7,087,042	414,205	93,153	—
Hartford Schroders International Contrarian Value Fund, Class F	—	13,766,460	2,918,708	64,476	1,215,960	12,128,188	843,993	223,596	183,297

110

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

Affiliated Investment Companies	Beginning Value as of November 1, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of April 30, 2025	Shares as of April 30, 2025	Dividend Income	Capital Gains Distribution
Moderate Allocation Fund – (continued)
Hartford Schroders International Multi-Cap Value Fund, Class F	$14,781,076	$—	$14,609,369	$2,036,328	$(2,208,035)	$—	—	$—	$—
Hartford Small Cap Value Fund, Class F	7,216,120	3,010,933	3,153,552	(116,890)	(1,025,288)	5,931,323	542,665	133,215	213,037
Hartford Strategic Income ETF	—	20,779,152	—	—	(337,359)	20,441,793	597,972	187,093	—
Hartford US Quality Growth ETF	—	11,394,527	—	—	(893,747)	10,500,780	214,143	28,315	—
Hartford US Value ETF	—	12,208,406	—	—	(1,165,586)	11,042,820	238,742	116,029	—
The Hartford Equity Income Fund, Class F	16,768,652	10,064,471	1,386,702	(98,727)	(2,150,576)	23,197,118	1,170,389	281,751	1,648,222
The Hartford Growth Opportunities Fund, Class F	—	—	46	46	—	—	—	—	—
The Hartford International Growth Fund, Class F	9,482,469	1,903,735	1,163,710	51,819	501,068	10,775,381	608,779	57,453	—
The Hartford International Opportunities Fund, Class F	18,797,861	461,842	2,151,829	252,512	837,923	18,198,309	923,772	317,803	—
The Hartford Small Company Fund, Class F	7,838,221	2,334,392	3,507,215	(134,494)	(544,384)	5,986,520	290,467	—	—
The Hartford Strategic Income Fund, Class F	17,560,684	595,337	18,197,723	490,408	(448,706)	—	—	457,276	—
The Hartford World Bond Fund, Class F	29,908,033	9,315,133	9,489,586	(270,250)	592,289	30,055,619	2,937,988	902,827	—
Total	$316,835,769	$102,009,283	$111,481,903	$16,525,437	$(21,604,129)	$302,284,457	14,983,781	$4,959,827	$5,923,888
10.
Affiliate Holdings:
As of April 30, 2025, affiliates of The Hartford had ownership of shares in certain Funds as follows:

Percentage of a Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	1%	N/A	—	8%	N/A
Multi-Asset Income Fund	—	—	—	—	—	1%	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	49%	18%	7%	—	—	N/A
Diversified Growth Fund (Consolidated)	N/A	N/A	93%	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.

Percentage of Fund by Class:
Fund	Class A	Class C	Class I	Class R3	Class R4	Class R5	Class R6	Class Y	Class F	Class SDR
Conservative Allocation Fund	—	—	—	—	—	0%*	N/A	—	0%*	N/A
Multi-Asset Income Fund	—	—	—	—	—	0%*	—	—	—	N/A
Real Asset Fund (Consolidated)	—	—	—	0%*	0%*	0%*	0%*	—	—	N/A
Diversified Growth Fund (Consolidated)	N/A	N/A	0%*	N/A	N/A	N/A	N/A	N/A	N/A	0%*

*	Percentage rounds to zero.

111

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

As of April 30, 2025, the 529 plan for which HFMC serves as the program manager (the "529 plan") in the aggregate owned a portion of the Fund identified below. The 529 plan owned shares in the Fund listed below as follows:
Fund	Percentage of Fund*
Balanced Income Fund	0%(1)

*	As of April 30, 2025, the 529 plan was invested in Class F shares.
(1)	Percentage rounds to zero.
11.
Significant Shareholder Concentration:
As of April 30, 2025, one shareholder owns greater than 75% of the Diversified Growth Fund. The Diversified Growth Fund may experience adverse effects when such large shareholder redeems or purchases large amounts of shares of the Diversified Growth Fund. Such redemptions may cause the Diversified Growth Fund to sell securities at times when it would not otherwise do so, which may negatively impact the Diversified Growth Fund’s performance and liquidity. Similarly, large purchases may adversely affect the Diversified Growth Fund’s performance to the extent that the Diversified Growth Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.
12.
Investment Transactions:
For the six-month period ended April 30, 2025, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:
Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced Income Fund	$3,680,751,348	$4,218,842,948	$1,026,738,853	$968,741,682	$4,707,490,201	$5,187,584,630
Checks and Balances Fund	208,421,807	175,355,158	—	—	208,421,807	175,355,158
Conservative Allocation Fund	28,541,406	37,344,500	—	—	28,541,406	37,344,500
Growth Allocation Fund	176,217,603	185,583,782	—	—	176,217,603	185,583,782
Moderate Allocation Fund	102,009,284	111,481,903	—	—	102,009,284	111,481,903
Multi-Asset Income Fund	271,450,930	287,707,511	19,472,067	42,116,781	290,922,997	329,824,292
Real Asset Fund (Consolidated)	30,974,052	40,955,956	32,314,327	35,564,813	63,288,379	76,520,769
Diversified Growth Fund (Consolidated)	79,795,121	35,486,250	3,594,415	8,311,925	83,389,536	43,798,175
13.
Capital Share Transactions:
The following information is for the six-month period ended April 30, 2025 and the year or period ended October 31, 2024:
	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Balanced Income Fund
Class A
Shares Sold	30,590,312	$444,739,111	50,861,460	$739,128,188
Shares Issued for Reinvested Dividends	15,448,258	222,607,369	10,015,801	145,424,828
Shares Redeemed	(34,990,328)	(508,121,352)	(66,415,293)	(956,785,060)
Net Increase (Decrease)	11,048,242	159,225,128	(5,538,032)	(72,232,044)
Class C
Shares Sold	2,027,321	$28,982,933	4,441,713	$62,756,272
Shares Issued for Reinvested Dividends	3,850,556	54,440,123	2,688,619	38,267,956
Shares Redeemed	(18,283,280)	(260,280,657)	(43,462,206)	(614,735,547)
Net Increase (Decrease)	(12,405,403)	(176,857,601)	(36,331,874)	(513,711,319)
Class I
Shares Sold	17,045,947	$247,499,787	39,225,287	$564,424,394
Shares Issued for Reinvested Dividends	11,800,850	170,096,367	8,781,116	127,427,457
Shares Redeemed	(36,406,031)	(528,350,919)	(86,862,902)	(1,247,087,294)
Net Increase (Decrease)	(7,559,234)	(110,754,765)	(38,856,499)	(555,235,443)

112

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R3
Shares Sold	756,420	$11,015,172	1,655,935	$24,055,178
Shares Issued for Reinvested Dividends	413,164	5,986,504	273,796	3,993,517
Shares Redeemed	(1,445,225)	(21,085,550)	(2,928,302)	(42,679,061)
Net Increase (Decrease)	(275,641)	(4,083,874)	(998,571)	(14,630,366)
Class R4
Shares Sold	366,641	$5,383,554	883,793	$12,794,891
Shares Issued for Reinvested Dividends	201,402	2,919,065	141,314	2,062,408
Shares Redeemed	(907,526)	(13,182,448)	(1,553,713)	(22,660,710)
Net Increase (Decrease)	(339,483)	(4,879,829)	(528,606)	(7,803,411)
Class R5
Shares Sold	146,809	$2,155,686	324,802	$4,721,572
Shares Issued for Reinvested Dividends	116,967	1,697,835	84,369	1,232,824
Shares Redeemed	(297,320)	(4,359,569)	(696,804)	(10,058,515)
Net Increase (Decrease)	(33,544)	(506,048)	(287,633)	(4,104,119)
Class R6
Shares Sold	2,757,596	$40,810,513	5,441,398	$79,494,144
Shares Issued for Reinvested Dividends	817,890	11,961,186	657,429	9,657,563
Shares Redeemed	(2,864,556)	(42,421,998)	(8,855,647)	(131,554,846)
Net Increase (Decrease)	710,930	10,349,701	(2,756,820)	(42,403,139)
Class Y
Shares Sold	659,466	$9,697,857	405,445	$5,947,429
Shares Issued for Reinvested Dividends	167,706	2,454,342	124,321	1,829,906
Shares Redeemed	(591,313)	(8,760,124)	(990,721)	(14,471,854)
Net Increase (Decrease)	235,859	3,392,075	(460,955)	(6,694,519)
Class F
Shares Sold	10,905,824	$158,729,929	22,965,435	$330,816,942
Shares Issued for Reinvested Dividends	9,137,513	131,788,751	6,628,391	96,271,828
Shares Redeemed	(21,740,564)	(315,919,994)	(43,742,437)	(629,202,208)
Net Increase (Decrease)	(1,697,227)	(25,401,314)	(14,148,611)	(202,113,438)
Total Net Increase (Decrease)	(10,315,501)	$(149,516,527)	(99,907,601)	$(1,418,927,798)
Checks and Balances Fund
Class A
Shares Sold	2,603,257	$26,273,490	4,917,859	$47,719,142
Shares Issued for Reinvested Dividends	4,434,948	44,939,251	5,962,011	56,764,263
Shares Redeemed	(8,888,070)	(89,722,963)	(17,837,195)	(173,787,510)
Net Increase (Decrease)	(1,849,865)	(18,510,222)	(6,957,325)	(69,304,105)
Class C
Shares Sold	221,053	$2,226,818	377,356	$3,630,372
Shares Issued for Reinvested Dividends	153,291	1,544,870	238,759	2,234,310
Shares Redeemed	(906,491)	(9,030,837)	(2,144,234)	(20,716,917)
Net Increase (Decrease)	(532,147)	(5,259,149)	(1,528,119)	(14,852,235)
Class I
Shares Sold	2,409,860	$24,950,125	4,335,335	$41,330,299
Shares Issued for Reinvested Dividends	359,127	3,646,514	446,217	4,261,980
Shares Redeemed	(2,200,278)	(21,999,979)	(4,665,351)	(45,390,159)
Net Increase (Decrease)	568,709	6,596,660	116,201	202,120
Class R3
Shares Sold	68,694	$686,536	124,906	$1,208,434
Shares Issued for Reinvested Dividends	35,810	361,046	44,516	420,257
Shares Redeemed	(72,539)	(711,271)	(158,418)	(1,541,512)
Net Increase (Decrease)	31,965	336,311	11,004	87,179
Class R4
Shares Sold	18,319	$185,000	28,406	$276,823
Shares Issued for Reinvested Dividends	13,327	134,377	16,757	158,815
Shares Redeemed	(8,256)	(83,260)	(48,225)	(469,961)
Net Increase (Decrease)	23,390	236,117	(3,062)	(34,323)

113

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R5
Shares Sold	7,905	$78,043	20,077	$193,347
Shares Issued for Reinvested Dividends	6,328	62,713	7,546	70,663
Shares Redeemed	(8,465)	(84,569)	(10,630)	(102,500)
Net Increase (Decrease)	5,768	56,187	16,993	161,510
Class F
Shares Sold	6,761	$69,499	64,683	$616,612
Shares Issued for Reinvested Dividends	7,363	74,673	29,600	280,516
Shares Redeemed	(29,911)	(301,181)	(569,272)	(5,539,517)
Net Increase (Decrease)	(15,787)	(157,009)	(474,989)	(4,642,389)
Total Net Increase (Decrease)	(1,767,967)	$(16,701,105)	(8,819,297)	$(88,382,243)
Conservative Allocation Fund
Class A
Shares Sold	391,394	$4,402,534	540,353	$5,849,670
Issued in Reorganization	—	—	4,125,717	46,960,556
Shares Issued for Reinvested Dividends	294,683	3,277,483	198,363	2,086,779
Shares Redeemed	(1,301,315)	(14,673,811)	(1,487,976)	(16,034,811)
Net Increase (Decrease)	(615,238)	(6,993,794)	3,376,457	38,862,194
Class C
Shares Sold	21,904	$248,102	42,488	$453,989
Issued in Reorganization	—	—	320,359	3,607,655
Shares Issued for Reinvested Dividends	12,593	139,487	8,359	87,607
Shares Redeemed	(192,724)	(2,122,541)	(208,999)	(2,226,265)
Net Increase (Decrease)	(158,227)	(1,734,952)	162,207	1,922,986
Class I
Shares Sold	125,316	$1,395,621	66,899	$732,672
Issued in Reorganization	—	—	565,205	6,447,859
Shares Issued for Reinvested Dividends	24,074	267,689	5,466	57,500
Shares Redeemed	(78,138)	(876,550)	(51,766)	(569,426)
Net Increase (Decrease)	71,252	786,760	585,804	6,668,605
Class R3
Shares Sold	12,183	$137,188	22,498	$242,688
Issued in Reorganization	—	—	29,983	340,319
Shares Issued for Reinvested Dividends	3,764	41,870	2,881	30,305
Shares Redeemed	(38,811)	(438,230)	(8,592)	(93,817)
Net Increase (Decrease)	(22,864)	(259,172)	46,770	519,495
Class R4
Shares Sold	10,040	$113,694	11,193	$120,073
Issued in Reorganization	—	—	12,953	146,950
Shares Issued for Reinvested Dividends	1,815	20,116	1,325	13,898
Shares Redeemed	(10,504)	(116,278)	(13,098)	(139,493)
Net Increase (Decrease)	1,351	17,532	12,373	141,428
Class R5
Shares Sold	30,320	$344,485	16,454	$177,920
Issued in Reorganization	—	—	917	10,446
Shares Issued for Reinvested Dividends	3,698	41,046	3,723	39,128
Shares Redeemed	(28,105)	(320,894)	(12,446)	(134,118)
Net Increase (Decrease)	5,913	64,637	8,648	93,376
Class Y(1)
Issued in Reorganization	—	$—	119,087	$1,358,545
Shares Issued for Reinvested Dividends	1,199	13,330	—	—
Shares Redeemed	(80,342)	(915,643)	(439)	(5,000)
Net Increase (Decrease)	(79,143)	(902,313)	118,648	1,353,545

114

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	4,584	$52,762	—	$—
Issued in Reorganization	—	—	11,715	133,798
Shares Issued for Reinvested Dividends	909	10,107	420	4,426
Shares Redeemed	(13,186)	(146,799)	(997)	(11,158)
Net Increase (Decrease)	(7,693)	(83,930)	11,138	127,066
Total Net Increase (Decrease)	(804,649)	$(9,105,232)	4,322,045	$49,688,695
Growth Allocation Fund
Class A
Shares Sold	557,282	$8,240,932	1,112,348	$15,385,552
Shares Issued for Reinvested Dividends	1,028,955	15,358,385	555,942	7,293,959
Shares Redeemed	(2,264,425)	(33,635,653)	(4,712,710)	(65,317,586)
Net Increase (Decrease)	(678,188)	(10,036,336)	(3,044,420)	(42,638,075)
Class C
Shares Sold	51,387	$763,086	113,994	$1,557,063
Shares Issued for Reinvested Dividends	20,851	312,353	8,285	108,863
Shares Redeemed	(164,984)	(2,439,973)	(472,914)	(6,504,962)
Net Increase (Decrease)	(92,746)	(1,364,534)	(350,635)	(4,839,036)
Class I
Shares Sold	86,464	$1,275,306	301,861	$4,188,613
Shares Issued for Reinvested Dividends	27,734	410,211	14,168	184,325
Shares Redeemed	(113,783)	(1,675,921)	(214,818)	(2,990,177)
Net Increase (Decrease)	415	9,596	101,211	1,382,761
Class R3
Shares Sold	34,699	$501,103	62,383	$836,783
Shares Issued for Reinvested Dividends	10,975	159,176	6,541	83,396
Shares Redeemed	(67,830)	(974,911)	(168,340)	(2,276,938)
Net Increase (Decrease)	(22,156)	(314,632)	(99,416)	(1,356,759)
Class R4
Shares Sold	26,347	$391,703	14,474	$200,212
Shares Issued for Reinvested Dividends	4,681	69,523	2,354	30,745
Shares Redeemed	(54,021)	(809,002)	(22,102)	(314,405)
Net Increase (Decrease)	(22,993)	(347,776)	(5,274)	(83,448)
Class R5
Shares Sold	31,442	$473,280	32,046	$444,512
Shares Issued for Reinvested Dividends	10,087	150,609	5,240	68,801
Shares Redeemed	(25,510)	(379,012)	(85,551)	(1,160,340)
Net Increase (Decrease)	16,019	244,877	(48,265)	(647,027)
Class F
Shares Sold	3,995	$60,143	19,930	$277,675
Shares Issued for Reinvested Dividends	2,411	35,671	1,081	14,073
Shares Redeemed	(1,733)	(26,209)	(8,373)	(116,362)
Net Increase (Decrease)	4,673	69,605	12,638	175,386
Total Net Increase (Decrease)	(794,976)	$(11,739,200)	(3,434,161)	$(48,006,198)
Moderate Allocation Fund
Class A
Shares Sold	419,677	$5,428,029	981,153	$11,804,897
Shares Issued for Reinvested Dividends	505,187	6,466,390	477,057	5,586,342
Shares Redeemed	(1,778,016)	(23,053,564)	(3,472,660)	(42,207,781)
Net Increase (Decrease)	(853,152)	(11,159,145)	(2,014,450)	(24,816,542)
Class C
Shares Sold	49,119	$638,207	75,903	$915,971
Shares Issued for Reinvested Dividends	8,085	103,491	9,138	106,999
Shares Redeemed	(93,043)	(1,207,728)	(281,738)	(3,397,021)
Net Increase (Decrease)	(35,839)	(466,030)	(196,697)	(2,374,051)

115

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class I
Shares Sold	59,726	$784,527	120,803	$1,495,642
Shares Issued for Reinvested Dividends	16,950	217,808	15,213	178,749
Shares Redeemed	(64,961)	(840,142)	(185,314)	(2,283,994)
Net Increase (Decrease)	11,715	162,193	(49,298)	(609,603)
Class R3
Shares Sold	73,112	$935,518	158,008	$1,900,753
Shares Issued for Reinvested Dividends	15,801	199,101	15,169	174,900
Shares Redeemed	(116,233)	(1,480,885)	(249,126)	(3,078,446)
Net Increase (Decrease)	(27,320)	(346,266)	(75,949)	(1,002,793)
Class R4
Shares Sold	12,137	$158,467	36,591	$460,100
Shares Issued for Reinvested Dividends	5,445	69,855	4,647	54,560
Shares Redeemed	(34,514)	(444,671)	(30,807)	(374,992)
Net Increase (Decrease)	(16,932)	(216,349)	10,431	139,668
Class R5
Shares Sold	118,480	$1,511,889	160,860	$2,062,242
Shares Issued for Reinvested Dividends	19,071	245,249	15,098	177,704
Shares Redeemed	(131,650)	(1,683,431)	(100,604)	(1,246,451)
Net Increase (Decrease)	5,901	73,707	75,354	993,495
Class F
Shares Sold	13,115	$174,780	24,849	$321,595
Shares Issued for Reinvested Dividends	2,188	28,091	1,211	14,224
Shares Redeemed	(23,497)	(287,241)	(4,111)	(51,405)
Net Increase (Decrease)	(8,194)	(84,370)	21,949	284,414
Total Net Increase (Decrease)	(923,821)	$(12,036,260)	(2,228,660)	$(27,385,412)
Multi-Asset Income Fund
Class A
Shares Sold	345,576	$6,607,579	729,572	$13,751,551
Shares Issued for Reinvested Dividends	765,076	14,610,778	1,024,960	19,446,445
Shares Redeemed	(1,870,958)	(35,805,865)	(3,748,934)	(70,710,963)
Net Increase (Decrease)	(760,306)	(14,587,508)	(1,994,402)	(37,512,967)
Class C
Shares Sold	24,271	$468,025	55,421	$1,050,323
Shares Issued for Reinvested Dividends	24,791	477,269	37,190	709,606
Shares Redeemed	(186,661)	(3,610,180)	(528,803)	(10,035,387)
Net Increase (Decrease)	(137,599)	(2,664,886)	(436,192)	(8,275,458)
Class I
Shares Sold	223,326	$4,233,993	435,494	$8,185,593
Shares Issued for Reinvested Dividends	76,665	1,459,440	116,069	2,194,625
Shares Redeemed	(533,023)	(10,210,070)	(1,057,161)	(19,767,588)
Net Increase (Decrease)	(233,032)	(4,516,637)	(505,598)	(9,387,370)
Class R3
Shares Sold	803	$15,646	2,558	$49,159
Shares Issued for Reinvested Dividends	954	18,581	1,351	26,118
Shares Redeemed	(927)	(18,129)	(8,785)	(173,109)
Net Increase (Decrease)	830	16,098	(4,876)	(97,832)
Class R4
Shares Sold	993	$19,420	1,942	$37,491
Shares Issued for Reinvested Dividends	918	17,901	1,130	21,891
Shares Redeemed	(453)	(8,589)	(2,111)	(41,452)
Net Increase (Decrease)	1,458	28,732	961	17,930
Class R5
Shares Sold	155	$3,009	452	$8,680
Shares Issued for Reinvested Dividends	156	3,042	214	4,138
Shares Redeemed	(17)	(327)	(941)	(18,565)
Net Increase (Decrease)	294	5,724	(275)	(5,747)

116

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class R6
Shares Sold	30	$595	55	$1,048
Shares Issued for Reinvested Dividends	319	6,218	485	9,354
Shares Redeemed	(283)	(5,470)	(8,198)	(157,651)
Net Increase (Decrease)	66	1,343	(7,658)	(147,249)
Class Y
Shares Sold	3,918	$76,660	49,993	$956,131
Shares Issued for Reinvested Dividends	4,448	86,723	7,107	137,188
Shares Redeemed	(20,800)	(411,904)	(143,461)	(2,747,784)
Net Increase (Decrease)	(12,434)	(248,521)	(86,361)	(1,654,465)
Class F
Shares Sold	132,597	$2,530,716	311,973	$5,863,436
Shares Issued for Reinvested Dividends	100,516	1,910,878	142,249	2,687,412
Shares Redeemed	(377,890)	(7,205,624)	(769,349)	(14,474,729)
Net Increase (Decrease)	(144,777)	(2,764,030)	(315,127)	(5,923,881)
Total Net Increase (Decrease)	(1,285,500)	$(24,729,685)	(3,349,528)	$(62,987,039)
Real Asset Fund (Consolidated)
Class A
Shares Sold	152,261	$1,292,751	269,908	$2,385,947
Shares Issued for Reinvested Dividends	93,485	766,578	114,539	1,003,367
Shares Redeemed	(388,380)	(3,344,480)	(809,699)	(7,113,934)
Net Increase (Decrease)	(142,634)	(1,285,151)	(425,252)	(3,724,620)
Class C
Shares Sold	1,832	$15,450	2,346	$20,305
Shares Issued for Reinvested Dividends	2,210	17,634	6,472	55,270
Shares Redeemed	(32,496)	(268,043)	(144,143)	(1,227,742)
Net Increase (Decrease)	(28,454)	(234,959)	(135,325)	(1,152,167)
Class I
Shares Sold	139,548	$1,179,287	427,518	$3,712,376
Shares Issued for Reinvested Dividends	55,830	457,808	121,645	1,065,610
Shares Redeemed	(282,358)	(2,427,834)	(2,028,712)	(17,837,120)
Net Increase (Decrease)	(86,980)	(790,739)	(1,479,549)	(13,059,134)
Class R3
Shares Sold	3,929	$33,115	2,724	$24,293
Shares Issued for Reinvested Dividends	591	4,879	620	5,469
Shares Redeemed	(8,099)	(70,644)	(1,637)	(13,883)
Net Increase (Decrease)	(3,579)	(32,650)	1,707	15,879
Class R4
Shares Issued for Reinvested Dividends	102	$840	105	$930
Net Increase (Decrease)	102	840	105	930
Class R5
Shares Sold	2,699	$23,250	1,880	$16,259
Shares Issued for Reinvested Dividends	239	1,937	1,563	13,587
Shares Redeemed	(15)	(130)	(33,457)	(283,045)
Net Increase (Decrease)	2,923	25,057	(30,014)	(253,199)
Class R6
Shares Sold	14,003	$123,668	4,320	$37,806
Shares Issued for Reinvested Dividends	711	5,826	92	805
Shares Redeemed	(2,646)	(22,604)	(1,320)	(11,825)
Net Increase (Decrease)	12,068	106,890	3,092	26,786
Class Y
Shares Sold	144,612	$1,231,690	1,583,854	$13,965,111
Shares Issued for Reinvested Dividends	133,953	1,097,077	209,997	1,839,574
Shares Redeemed	(2,018,140)	(17,291,799)	(3,200,072)	(28,381,542)
Net Increase (Decrease)	(1,739,575)	(14,963,032)	(1,406,221)	(12,576,857)

117

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

	For the Six-Month Period Ended April 30, 2025		For the Year or Period Ended October 31, 2024
	Shares	Amount	Shares	Amount
Class F
Shares Sold	77,562	$674,396	397,648	$3,477,212
Shares Issued for Reinvested Dividends	45,112	369,921	84,949	744,150
Shares Redeemed	(308,871)	(2,664,672)	(2,150,970)	(18,949,704)
Net Increase (Decrease)	(186,197)	(1,620,355)	(1,668,373)	(14,728,342)
Total Net Increase (Decrease)	(2,172,326)	$(18,794,099)	(5,139,830)	$(45,450,724)
Diversified Growth Fund (Consolidated)
Class I
Shares Sold	—	$—	716	$7,586
Shares Issued for Reinvested Dividends	413	4,811	83	880
Net Increase (Decrease)	413	4,811	799	8,466
Class SDR
Shares Sold	4,382,121	$50,000,000	1,440,186	$16,000,500
Shares Issued for Reinvested Dividends	263,354	3,066,794	50,431	533,627
Net Increase (Decrease)	4,645,475	53,066,794	1,490,617	16,534,127
Total Net Increase (Decrease)	4,645,888	$53,071,605	1,491,416	$16,542,593

(1)	Class Y of the Conservative Allocation Fund commenced operations as of the close of business on October 25, 2024.
14.
Fund Reorganization:
At a meeting held on June 11, 2024, the Board of The Hartford Mutual Funds, Inc. approved an Agreement and Plan of Reorganization (the “Plan”) that provided for the reorganization of the Hartford AARP Balanced Retirement Fund ("Balanced Retirement Fund" or the “Acquired Fund”), a series of The Hartford Mutual Funds, Inc., into the Conservative Allocation Fund (the “Acquiring Fund”), a separate series of The Hartford Mutual Funds, Inc. (the “Reorganization”).
Pursuant to the terms of the Plan, after the close of business on October 25, 2024 (the "Closing Date"), the Acquired Fund transferred all of its assets to the Acquiring Fund, in exchange for shares of the Acquiring Fund, the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, and the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund.
Prior to the Reorganization, the Acquired Fund engaged in transition management techniques, such as selling portfolio investments, for the purpose of complying with the anticipated investment policies or limitations of the Acquiring Fund after the Reorganization.
After the close of business on October 25, 2024, the consummation of the Reorganization was accomplished by a tax-free exchange of shares of the Balanced Retirement Fund in the following amounts:
Share Class	Net Assets of the Balanced Retirement Fund as of the close of business on October 25, 2024 ("Closing Date")	Shares of the Balanced Retirement Fund as of the Closing Date	Value of Shares Issued by the Conservative Allocation Fund	Shares Issued by the Conservative Allocation Fund	Net Assets of the Conservative Allocation Fund immediately after the Reorganization
Class A	$46,960,556	5,020,182	$46,960,556	4,125,717	$131,715,576
Class C	3,607,655	384,172	3,607,655	320,359	7,815,144
Class I	6,447,859	690,940	6,447,859	565,205	8,923,039
Class R3	340,319	36,341	340,319	29,983	1,925,573
Class R4	146,950	15,798	146,950	12,953	739,618
Class R5	10,446	1,125	10,446	917	1,518,204
Class Y	1,358,545	146,566	1,358,545	119,087	1,358,556
Class F	133,798	14,476	133,798	11,715	294,120
	$59,006,128	6,309,600	$59,006,128	5,185,936	$154,289,830
As of the Closing Date, the Acquired Fund and the Conservative Allocation Fund had investments (excluding cash  and cash equivalents) valued at $5,570,910 and $96,617,944 with a cost basis of $5,679,069 and $88,948,712, respectively. For financial reporting purposes, assets received, liabilities assumed and shares issued by the Conservative Allocation Fund were recorded at fair value; however, the cost basis of the investments received by the Conservative Allocation Fund from the Acquired Fund was carried forward to align ongoing reporting of the Conservative Allocation Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

118

Hartford Multi-Strategy Funds
 Notes to Financial Statements – (continued)
 April 30, 2025 (Unaudited)

The aggregate net assets of the Conservative Allocation Fund immediately after the acquisition were $154,289,830 which included $108,159 of acquired unrealized depreciation.
Assuming the Reorganization had been completed on November 1, 2023, the Conservative Allocation Fund’s pro-forma results of operations for the year ended October 31, 2024 are as follows:
Net investment income	$3,984,873
Net realized and unrealized gain (loss) on investments	19,405,027
Net increase (decrease) in net assets from operations	$23,389,900
Because the combined investment portfolios have been managed as a single integrated portfolio since the Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Conservative Allocation Fund’s Statement of Operations since the Closing Date.
15.
Line of Credit:
Each Fund participates in a committed line of credit pursuant to a credit agreement dated February 27, 2025. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $350 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. As of February 27, 2025, the interest rate on borrowings is equal to the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate plus an applicable margin. The facility also charges a commitment fee. From November 1, 2024 through February 27, 2025, the Funds (together with certain other Hartford Funds) had a similar agreement that enabled them to participate in a $350 million committed line of credit. The fees incurred by the Funds in connection with the committed lines of credit during the period appear in the Statements of Operations under "Other expenses." During and as of the six-month period ended April 30, 2025, none of the Funds had borrowings under these facilities.
16.
Indemnifications:
Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
17.
Recent Accounting Pronouncement:
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU allows for early adoption and amendments that should be applied on a prospective basis. Management is currently evaluating the impact of the ASU but does not expect this guidance to materially impact the financial statements.
18.
Subsequent Events:
In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended April 30, 2025, events and transactions subsequent to April 30, 2025, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure.
Effective May 1, 2025, The Hartford Growth Allocation Fund changed its name to Hartford Moderately Aggressive Allocation Fund.
Effective May 1, 2025, the Hartford Schroders Diversified Growth Fund changed its name to Hartford Schroders Diversified Opportunities Fund and the Hartford Schroders Diversified Growth Fund’s wholly owned Cayman Islands subsidiary changed its name from Hartford Schroders Cayman Diversified Growth Fund, Ltd. to Hartford Schroders Cayman Diversified Opportunities Fund, Ltd.

119

Hartford Multi-Strategy Funds
 Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable. There were no changes in or disagreements with accountants during the period.

120

Hartford Multi-Strategy Funds
 Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable. There were no matters submitted to a vote of shareholders during the period.

121

Hartford Multi-Strategy Funds
 Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by each Company during the period November 1, 2024 through April 30, 2025:
(1) All directors and all members of any advisory board for regular compensation:
        All series of The Hartford Mutual Funds, Inc.: $930,629
        All series of The Hartford Mutual Funds II, Inc.: $241,441
(2) Each director and each member of an advisory board for special compensation: Not applicable.
(3) All officers: Except for a portion of the CCO’s compensation, none of the series of The Hartford Mutual Funds, Inc. and The Hartford Mutual Funds II, Inc. paid any remuneration to their officers. The aggregate remuneration paid to the CCO is as follows:
        All series of The Hartford Mutual Funds, Inc.: $38,555
        All series of The Hartford Mutual Funds II, Inc.: $24,000
(4) Each person of whom any officer or director of the Fund is an affiliated person: Not applicable.

122

Hartford Multi-Strategy Funds
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable. There were no approvals of investment advisory contracts during the period November 1, 2024 through April 30, 2025.

123

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Funds. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report.
The information cannot be used or relied upon for the purpose of avoiding IRS penalties. These materials are not intended to provide tax, accounting or legal advice. As with all matters of a tax or legal nature, you should consult your own tax or legal counsel for advice.
Investors should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other important information is contained in the Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.
The Funds are distributed by Hartford Funds Distributors, LLC.
MFSAR-MS25 06/25 Printed in the U.S.A.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE HARTFORD MUTUAL FUNDS II, INC.

Date: July 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 7, 2025	By:	/s/ Gregory A. Frost
Gregory A. Frost
President and Chief Executive Officer (Principal Executive Officer)

Date: July 7, 2025	By:	/s/ Ankit Puri
Ankit Puri
Treasurer
(Principal Financial Officer and Principal Accounting Officer)